UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: April 1, 2006 to March 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—International Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Bond Funds—A, B, and C Classes

•	PIMCO Funds—Bond Funds—Class D

•	PIMCO Funds—Total Return Funds—Institutional and Administrative Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, and C Classes

•	PIMCO Funds—PIMCO Total Return Fund—Class D

•	PIMCO Funds—PIMCO Real Return Fund—A, B and C Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—A, B, and C Classes

•	PIMCO Funds—Real Return Strategy, Equity-Related & Asset Allocation Funds—Class D

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Municipal Bond Funds—Institutional and Administrative Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Municipal Bond Funds—Class D

•	PIMCO Funds—Class R

•	PIMCO Funds—Bond Fund—Income Fund—Institutional, Administrative, A, C, D and R Classes

•	Private Account Portfolio Series

Share Classes	Institutional and Administrative

Annual Report  March 31, 2007

Bond Funds

Convertible Fund

Diversified Income Fund

Extended Duration Fund

Floating Income Fund

GNMA Fund

High Yield Fund

Investment Grade Corporate Bond Fund

Long Duration Total Return Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Real Return Fund

Short-Term Fund

StocksPlus® Fund

Total Return Mortgage Fund

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		22
Financial Highlights		24
Statements of Assets and Liabilities		34
Statements of Operations		37
Statements of Changes in Net Assets		40
Notes to Financial Statements		142
Report of Independent Registered Public Accounting Firm		155
Federal Income Tax Information		156
Management of the Trust		157

FUND	Fund Summary	Schedules of Investments

Convertible Fund	4	44
Diversified Income Fund	5	48
Extended Duration Fund	6	59
Floating Income Fund	7	61
GNMA Fund	8	73
High Yield Fund	9	75
Investment Grade Corporate Bond Fund	10	82
Long Duration Total Return Fund	11	88
Long-Term U.S. Government Fund	12	91
Low Duration Fund	13	95
Low Duration Fund II	14	103
Low Duration Fund III	15	107
Moderate Duration Fund	16	112
Money Market Fund	17	117
Real Return Fund	18	118
Short-Term Fund	19	125
StocksPLUS® Fund	20	133
Total Return Mortgage Fund	21	139

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the financial markets during the twelve-month period include:

■

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

■

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

■	Stocks fared well during the period, with the S&P 500 Index returning 11.83%.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, non-U.S. security risk, emerging markets risk, currency risk, derivatives risk, equity risk, mortgage risk, leveraging risk, subsidiary risk and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, and/or service fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Convertible Fund (8/00), Diversified Income Fund (10/04), Floating Income Fund (12/05), High Yield Fund (1/95), Investment Grade Corporate Bond Fund (9/02), Long-Term U.S. Government Fund (9/97), Low Duration Fund (1/95), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Money Market Fund (1/95), Real Return Fund (4/00), Short-Term Fund (2/96), StocksPLUS® Fund (1/97) and Total Return Mortgage Fund (12/01). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from October 1, 2006 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	3

PIMCO Convertible Fund	Institutional Class	PFCIX
	Administrative Class	PFCAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Industrials	65.0%
Convertible Preferred Stocks	13.4%
Banking & Finance	7.1%
Common Stocks	6.4%
Utilities	6.0%
Short-Term Instruments	1.1%
Other	1.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (03/31/99)
PIMCO Convertible Fund Institutional Class	13.45%	9.65%	8.47%
PIMCO Convertible Fund Administrative Class	13.12%	9.27%	8.19%
Merrill Lynch All Convertibles Index	9.82%	8.49%	6.81%
Lipper Convertible Securities Fund Average	8.26%	8.19%	7.33%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.65% for the Institutional Class shares and 0.90% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,100.40	$1,099.25	$1,020.94	$1,019.70
Expenses Paid During Period†	$4.19	$5.50	$4.03	$5.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.80% for Institutional Class, 1.05% for Administrative Class) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»	The PIMCO Convertible Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of convertible securities.

»	An overweight to utilities, which outperformed the convertible market by 24%, was a strong contributor to outperformance.

»	An underweight to technology issues benefited performance as the sector significantly underperformed over the period.

»	With the materials sector among the top performing sectors over the period, an overweight to the sector benefited returns.

»	A longer-than-benchmark delta, or sensitivity to changes in the prices of the underlying equity shares, detracted from performance as underlying stocks underperformed by over the twelve-month period.

»	An emphasis on higher-quality convertibles detracted from performance as speculative grade convertibles outperformed investment grade issues by nearly 6%.

»	Modest exposure to emerging markets sovereign debt benefited relative performance as these bonds outperformed convertibles.

4	PIMCO Funds	Bond Funds

PIMCO Diversified Income Fund	Institutional Class	PDIIX
	Administrative Class	PDAAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	33.6%
U.S. Government Agencies	20.2%
Short-Term Instruments	19.5%
Sovereign Issues	13.8%
Foreign Currency-Denominated Issues	7.2%
Other	5.7%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Institutional Class	8.42%	9.38%
PIMCO Diversified Income Fund Administrative Class	8.14%	9.11%
Lehman Brothers Global Credit Hedged USD Index	6.61%	5.75%
33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global**	8.73%	8.90%
Lipper Multi-Sector Income Fund Average	7.88%	7.63%

All Fund returns are net of fees and expenses.

** The Diversified Income Fund’s secondary benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPMorgan EMBI Global Index, 2) the Merrill Lynch Global High Yield BB-B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Credit Index (hedged to US$). The Fund believes this self blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.75% for the Institutional Class shares and 1.00% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,046.60	$1,045.29	$1,021.19	$1,019.95
Expenses Paid During Period†	$3.83	$5.10	$3.78	$5.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Institutional Class, 1.00% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Diversified Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	Sector allocation was a positive contributor to performance due to an overweight in emerging markets and an underweight in investment corporate bonds.

»	An overweight position in Brazil benefited performance. The country sub index outperformed within the emerging markets sector during the twelve-month period.

»	A modest position in emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

»	An underweight to the lower-quality consumer cyclicals sector detracted from performance as the sector was one of the best performing sectors over the past twelve months.

»	An overweight position in utilities detracted from returns. The sector lagged the overall credit markets.

»	An overweight position to the energy sector detracted from performance, while exposure in the natural gas sub-sector benefited returns due to higher natural gas prices.

Annual Report	March 31, 2007	5

PIMCO Extended Duration Fund
	Institutional Class	PEDIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Treasury Obligations	70.8%
U.S. Government Agencies	13.1%
Short-Term Instruments	8.6%
Corporate Bonds & Notes	3.2%
Asset-Backed Securities	2.9%
Other	1.4%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	2.82%
Citigroup STRIPS Index, 20+ Year Sub-Index	2.19%
Lipper Corporate Debt Funds BBB-Rated Fund Average	4.14%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.51% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,000.30	$1,021.99
Expenses Paid During Period†	$2.94	$2.97

† Expenses are equal to the net annualized expense ratio of 0.59% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.59% reflects net annualized expenses after application of an expense reduction of 1.33%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»

Above-Index duration, while the level of interest rates decreased across all maturities since the Fund was launched on August 31, 2006, positively affected the performance of the Fund versus its benchmark.

»	The Fund’s emphasis on short-term maturities benefited performance as the two- to 30-year yield spread steepened throughout the period since August 31, 2006.

»

An out-of-benchmark allocation to long-term agency debentures over the last four months of the reporting period (December 2006 to March 2007) was negative relative to the benchmark as they underperformed like-duration Treasuries over that period.

»	Modest exposure to high-yield corporate bonds added value relative to the benchmark as they outperformed like-duration Treasuries since August 31, 2006.

6	PIMCO Funds	Bond Funds

PIMCO Floating Income Fund	Institution Class	PFIIX
	Administrative Class	PFTAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	38.9%
Short-Term Instruments	21.5%
U.S. Government Agencies	11.1%
Sovereign Issues	8.0%
Asset-Backed Securities	6.2%
Bank Loan Obligations	5.5%
Other	8.8%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/30/04)**
PIMCO Floating Income Fund Institutional Class	8.48%	7.42%
PIMCO Floating Income Fund Administrative Class	8.21%	7.14%
3-Month LIBOR Index	5.43%	4.01%
Lipper Loan Participation Fund Average	6.40%	5.29%

All Fund returns are net of fees and expenses.

** The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,047.24	$1,045.95	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.81	$4.08	$2.77	$4.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Floating Income Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

»	The Fund’s allocations to the credit sectors benefited performance as the emerging markets and high yield sectors performed well over the twelve-month period.

»	An emphasis on Brazil benefited performance as Brazil outperformed the Fund’s benchmark.

»	A modest position in emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the past twelve months.

»	Exposure to the lower-quality consumer cyclicals sector benefited performance as this sector was one of the best performing sectors over the past twelve months.

»	A focus on gas/pipelines within the energy sector benefited performance as these bonds outperformed the other sub-sectors of the broader energy category.

»	Above benchmark duration detracted from performance as interest rates at the short end of the yield curve increased over the past twelve months.

Annual Report	March 31, 2007	7

PIMCO GNMA Fund
	Institutional Class	PDMIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	96.8%
Short-Term Instruments	2.6%
Asset-Backed Securities	0.5%
Mortgage-Backed Securities	0.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	7.01%	5.12%	6.57%
Lehman Brothers GNMA Index	6.23%	4.80%	5.84%
Lipper GNMA Fund Average	5.29%	4.00%	5.00%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,035.83	$1,018.70
Expenses Paid During Period†	$6.34	$6.29

† Expenses are equal to the net annualized expense ratio of 1.26% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

»	Duration positioning above that of the benchmark added to returns as the ten-year Treasury yield declined during the period.

»	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year Treasury yield over the period.

»	An underweight to 30-year GNMA pass-through securities benefited returns as they slightly lagged the broader index during the period.

»	An underweight to 15-year GNMA issues detracted from returns as they outpaced the benchmark.

»

Short exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as conventional mortgage-backed securities outpaced the GNMA index.

»

Exposure to derivative positions that benefit from deterioration in subprime mortgage performance added to returns as delinquencies from recent subprime loans increased, driven in part by declining home price appreciation.

8	PIMCO Funds	Bond Funds

PIMCO High Yield Fund	Institutional Class	PHIYX
	Administrative Class	PHYAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	81.6%
Short-Term Instruments	6.4%
Bank Loan Obligations	6.0%
Foreign Currency-Denominated Issues	4.5%
Convertible Bonds & Notes	0.9%
Other	0.6%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)**
PIMCO High Yield Fund Institutional Class	9.19%	9.44%	7.24%	8.82%
PIMCO High Yield Fund Administrative Class	8.93%	9.17%	6.98%	8.55%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	9.67%	9.22%	6.69%	7.91%
Lipper High Current Yield Fund Average	10.07%	9.17%	5.54%	6.84%

All Fund returns are net of fees and expenses.

** The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,060.60	$1,059.31	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.57	$3.85	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO High Yield Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P, or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P, or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	As auto-related issues led the consumer cyclical sector over the twelve-month period, an emphasis on these bonds within the broader sector was a strong contributor to relative performance.

»	An underweight to the building products sector, one of the worst performing industry categories, benefited performance.

»

Increasing exposure to the healthcare sector over the period benefited performance as the industry came out from under pressure due to increasing leverage buyout activity and finished the period with a strong rally.

»	With consumer non-cyclicals among the top performing sectors, led higher by tobacco and food/drug retailers, an underweight to the sector detracted from performance.

»	An emphasis on single B-rated issues within the forest/paper sector detracted from performance as these bonds underperformed BB-rated issues in the sector.

»	Exposure to BBB-rated issues detracted from performance as this category of bonds underperformed the Index.

Annual Report	March 31, 2007	9

PIMCO Investment Grade Corporate Bond Fund	Institutional Class	PIGIX
	Administrative Class	PGCAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Banking & Finance	30.8%
Industrials	30.7%
Utilities	15.6%
Short-Term Instruments	13.2%
U.S. Government Agencies	5.0%
Other	4.7%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (04/28/00)**
PIMCO Investment Grade Corporate Bond Fund Institutional Class	7.25%	7.09%	8.17%
PIMCO Investment Grade Corporate Bond Fund Administrative Class	7.00%	6.82%	7.91%
Lehman Brothers Credit Investment Grade Index	7.08%	6.27%	7.26%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.89%

All Fund returns are net of fees and expenses.

** The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,031.78	$1,030.60	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.53	$3.80	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Investment Grade Corporate Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities.

»

An overweight to U.S. duration detracted from performance even though U.S. interest rates ended the year lower as periods of increased, above-index exposure coincided with short periods of rising interest rates.

»

The Fund’s yield curve steepening bias detracted from returns. Exposure to the U.S. yield curve benefited performance, but this was offset by exposure to the U.K. yield curve, which detracted from performance.

»

An emphasis on BBB-rated issues benefited performance as these issues outperformed higher-quality securities. In addition, a small allocation to below investment-grade issuers benefited returns as high-yield bonds outperformed high-grade credits.

»

Above-index exposure to electric utility companies contributed to performance as these issuers benefited from strengthened balance sheets and efficient operations. Limited leveraged buyout (“LBO”) exposure, supported by the involvement of state regulators and the failure of past LBOs, also contributed to the performance of electric utility companies during the period.

»

A below-index position in transportation companies benefited performance. Economic and geopolitical concerns, as well as onerous security restrictions, weighed upon airlines, while moderating traffic flows, share-buyback programs, and large capital spending requirements dampened the performance of railroad companies.

»

An overweight to communication companies benefited returns as bundled offerings improved the revenues and operational performance of media companies, while wireless companies benefited from strong earnings and encouraging fundamentals.

»	An above-index allocation to energy companies detracted from performance as event-risk increased with the rise of bondholder-unfriendly transactions.

10	PIMCO Funds	Bond Funds

PIMCO Long Duration Total Return Fund
	Institutional Class	PLRIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	35.2%
U.S. Treasury Obligations	23.2%
Corporate Bonds & Notes	23.2%
Short-Term Instruments	9.6%
Foreign Currency-Denominated Issues	5.2%
Other	3.6%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	3.89%
Lehman Brothers Long Term Government/Credit Index	3.80%
Lipper Corporate Debt Funds BBB-Rated Fund Average	4.14%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.51% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,023.65	$1,022.44
Expenses Paid During Period†	$2.52	$2.52

† Expenses are equal to the net annualized expense ratio of 0.50% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.50% reflects net annualized expenses after application of an expense reduction of 1.11%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»

Above-Index duration, while the level of interest rates decreased across all maturities since the Fund was launched on August 31, 2006, positively affected the performance of the Fund versus its benchmark, the Lehman Brothers Long Term Government/Credit Index.

»	The Fund’s emphasis on short and intermediate maturities benefited performance as the two- to 30-year yield spread steepened throughout the period since August 31, 2006.

»	Overweight to long Agency debentures over the last quarter of 2006 added value relative to the benchmark as they outperformed like-duration Treasuries over that period.

»

Out-of-benchmark allocation to long Treasury Inflation-Protected Securities (“TIPS”) over the first two months after the Fund was launched (September and October 2006) negatively affected performance of the Fund versus its benchmark, as long TIPS underperformed like-duration Treasuries over those two months.

»	Underweight to long corporate securities detracted value relative to the benchmark as they outperformed like-duration Treasuries over the seven-month reporting period since August 31, 2006.

Annual Report	March 31, 2007	11

PIMCO Long-Term U.S. Government Fund	Institutional Class	PGOVX
	Administrative Class	PLGBX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	40.7%
U.S. Treasury Obligations	26.3%
Corporate Bonds & Notes	11.4%
Asset-Backed Securities	9.1%
Mortgage-Backed Securities	7.7%
Short-Term Instruments	4.7%
Other	0.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (07/01/91)**
PIMCO Long-Term U.S. Government Fund Institutional Class	6.83%	7.56%	8.38%	9.52%
PIMCO Long-Term U.S. Government Fund Administrative Class	6.58%	7.30%	8.11%	9.25%
Lehman Brothers Long-Term Treasury Index	6.79%	7.52%	8.11%	8.66%
Lipper General U.S. Government Fund Average	5.25%	4.12%	5.43%	5.97%

All Fund returns are net of fees and expenses.

** The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.475% for the Institutional Class shares and 0.725% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,018.70	$1,017.50	$1,022.49	$1,021.24
Expenses Paid During Period†	$2.47	$3.72	$2.47	$3.73

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.475% for Institutional Class, 0.725% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»

Above-Index duration, while the level of interest rates decreased across almost all maturities over the twelve-month reporting period, positively affected the performance of the Fund versus its benchmark.

»	The Fund’s emphasis on short and intermediate maturities benefited performance as the two- to 30-year yield spread steepened throughout the period.

»

An out-of-benchmark allocation to long Treasury Inflation-Protected Securities (“TIPS”) detracted from performance of the Fund versus its benchmark over the reporting period as long TIPS underperformed like-duration Treasuries.

»	An allocation to long interest rate swaps during the first six months of the period added value relative to the benchmark as swap spreads narrowed, especially in the 15+ year maturity buckets.

»	An out-of-benchmark allocation to Agency debentures was positive for performance relative to the benchmark as they outperformed like-duration Treasuries over the period.

12	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund	Institutional Class	PTLDX
	Administrative Class	PLDAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	28.4%
U.S. Government Agencies	26.1%
Corporate Bonds & Notes	19.8%
Mortgage-Backed Securities	15.6%
Asset-Backed Securities	7.5%
Other	2.6%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)**
PIMCO Low Duration Fund Institutional Class	5.30%	3.77%	5.29%	6.74%
PIMCO Low Duration Fund Administrative Class	5.04%	3.52%	5.03%	6.47%
Merrill Lynch 1-3 Year Treasury Index	5.02%	3.11%	4.76%	6.00%
Lipper Short Investment Grade Debt Fund Average	4.98%	3.20%	4.46%	5.66%

All Fund returns are net of fees and expenses.

** The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.43% for the Institutional Class shares and 0.68% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,024.78	$1,023.54	$1,022.79	$1,021.54
Expenses Paid During Period†	$2.17	$3.43	$2.17	$3.43

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»

Above index duration exposure, or sensitivity to changes in market interest rates, benefited performance as Treasury yields on maturities two years and longer trended lower during the last six months of the period.

»	The Fund’s emphasis on the shorter end of the yield curve detracted from returns as rates on short maturities rose significantly during the year.

»	An emphasis on mortgage-backed securities was positive for returns as the sector outperformed Treasuries on a like-duration basis. Positive security selection further enhanced performance.

»	Exposure to corporate bonds was positive for performance as this sector outperformed Treasuries.

»	Exposure to emerging markets benefited performance as spreads tightened.

»	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from returns. These positions underperformed comparable U.S. Treasuries.

Annual Report	March 31, 2007	13

PIMCO Low Duration Fund II	Institutional Class	PLDTX
	Administrative Class	PDFAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	27.7%
Short-Term Instruments	24.0%
Mortgage-Backed Securities	17.3%
Corporate Bonds & Notes	15.3%
Asset-Backed Securities	13.9%
Other	1.8%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	5.26%	3.35%	4.95%	5.39%
PIMCO Low Duration Fund II Administrative Class	4.99%	3.09%	4.69%	5.13%
Merrill Lynch 1-3 Year U.S. Treasury Index	5.02%	3.11%	4.76%	5.12%
Lipper Short Investment Grade Debt Fund Average	4.98%	3.20%	4.46%	4.92%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,025.44	$1,024.16	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.52	$3.78	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed -income instruments of varying maturities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, S&P, or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»

Above index duration exposure, or sensitivity to changes in market interest rates, benefited performance as Treasury yields on maturities two years and longer trended lower during the last six months of the period.

»	The Fund’s emphasis on the shorter end of the yield curve detracted from returns as rates on short maturities rose significantly during the year.

»	An emphasis on mortgage-backed securities was positive for returns as the sector outperformed Treasuries on a like-duration basis. Positive security selection further enhanced performance.

»	Exposure to corporate bonds was positive for performance as the sector outperformed Treasuries.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund III	Institutional Class	PLDIX
	Administrative Class	PDRAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	31.9%
U.S. Government Agencies	27.6%
Corporate Bonds & Notes	20.5%
Mortgage-Backed Securities	11.2%
Asset-Backed Securities	7.5%
Other	1.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	5.09%	3.72%	5.08%	5.01%
PIMCO Low Duration Fund III Administrative Class	4.83%	3.46%	4.82%	4.75%
Merrill Lynch 1-3 Year U.S. Treasury Index	5.02%	3.11%	4.76%	4.71%
Lipper Short Investment Grade Debt Fund Average	4.98%	3.20%	4.46%	4.41%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,024.34	$1,023.07	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.52	$3.78	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in certain socially sensitive practices.

»	Above index duration exposure, or sensitivity to changes in market interest rates, benefited performance as Treasury yields on maturities two years and longer trended lower during the last six months.

»	The Fund’s emphasis on the shorter end of the yield curve detracted from returns as rates on short maturities rose significantly during the year.

»	An emphasis on mortgage-backed securities was positive for returns as the sector outperformed Treasuries on a like-duration basis. Positive security selection further enhanced performance.

»	Exposure to corporate bonds was positive for performance as the sector outperformed Treasuries.

»	Exposure to emerging markets benefited performance as spreads tightened.

»	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from returns. These positions underperformed comparable U.S. Treasuries.

Annual Report	March 31, 2007	15

PIMCO Moderate Duration Fund
	Institutional Class	PMDRX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	57.2%
Short-Term Instruments	25.1%
Corporate Bonds & Notes	12.7%
Mortgage-Backed Securities	1.7%
Foreign Currency-Denominated Issues	1.3%
Other	2.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	5.64%	5.10%	6.27%	6.09%
Lehman Brothers Intermediate Government/Credit Index	6.14%	4.91%	5.99%	5.83%
Lipper Short Intermediate Investment Grade Debt Fund Average	5.28%	4.05%	5.20%	5.06%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.45% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,026.61	$1,022.69
Expenses Paid During Period†	$2.27	$2.27

† Expenses are equal to the net annualized expense ratio of 0.45% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»	Above-benchmark duration, specifically in the latter part of 2006, contributed to returns as yields fell from their peak in June.

»	A bias towards a steepening yield curve added to performance as the yield curve steepened dramatically in the first quarter of 2007.

»	An emphasis on mortgage-backed securities added to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from performance as this sector outperformed like-duration Treasuries.

»	A modest allocation to high-yield corporate bonds added to returns as spreads over Treasuries tightened.

»	Diversification of interest rate exposure via non-U.S. securities, particularly exposure to short maturities in the U.K., detracted from returns as they underperformed their U.S. counterparts.

»	Exposure to emerging markets benefited performance as they outperformed Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on the Japanese yen, detracted from performance as the yen depreciated relative to the U.S. dollar.

16	PIMCO Funds	Bond Funds

PIMCO Money Market Fund	Institutional Class	PMIXX
	Administrative Class	PMAXX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Commercial Paper	76.5%
Repurchase Agreements	8.5%
Certificates of Deposit	7.7%
Corporate Bonds & Notes	7.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)**
PIMCO Money Market Fund Institutional Class	5.03%	5.02%	5.03%	2.39%	3.67%	3.99%
PIMCO Money Market Fund Administrative Class	4.78%	4.77%	4.77%	2.14%	3.42%	3.74%
Citigroup 3-Month Treasury Bill Index	—	—	4.98%	2.51%	3.67%	4.01%
Lipper Institutional Money Market Fund Average	—	—	4.93%	2.35%	3.69%	4.06%

All Fund returns are net of fees and expenses.

** The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,025.43	$1,024.13	$1,023.34	$1,022.09
Expenses Paid During Period†	$1.62	$2.88	$1.61	$2.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.32% for Institutional Class, 0.57% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks to achieve its investment objective by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

»

The Fund, which has an Aaa money market fund rating by Moody’s Investors Service, emphasizes high-quality commercial paper and shorter-term agency discount notes due to demand for high liquidity, attractive yields, and limited credit risk.

»	High-quality (A1/P1) commercial paper yields increased about 0.35% to 5.27%, which was less than the 0.50% increase in the Federal Funds Rate during the early part of the reporting period.

»	High-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries decreased by 0.04% to approximately 0.30% on March 31, 2007.

»	U.S. and non-U.S. issued high-quality (A1/P1) U.S. dollar-denominated commercial paper was emphasized due to attractive yields, modest interest rate sensitivity, and limited credit risk.

»	Certificate of deposits, issued by high-rated (AA through A+) banks, provided incremental yield relative to high-quality (A1/P1) commercial paper.

Annual Report	March 31, 2007	17

PIMCO Real Return Fund	Institutional Class	PRRIX
	Administrative Class	PARRX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Treasury Obligations	84.8%
U.S. Government Agencies	5.3%
Corporate Bonds & Notes	3.5%
Short-Term Instruments	2.8%
Foreign Currency-Denominated Issues	1.5%
Other	2.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)**
PIMCO Real Return Fund Institutional Class	5.00%	7.62%	7.64%	7.52%
PIMCO Real Return Fund Administrative Class	4.74%	7.35%	7.36%	7.24%
Lehman Brothers U.S. TIPS Index	5.30%	7.41%	6.91%	6.69%
Lipper Treasury Inflation Protected Securities Fund Average	4.48%	6.93%	6.51%	6.34%

All Fund returns are net of fees and expenses.

** The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.45% for the Institutional Class shares and 0.70% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,009.82	$1,008.53	$1,022.69	$1,021.44
Expenses Paid During Period†	$2.25	$3.51	$2.27	$3.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

»	A modest position in euro currency benefited performance as the euro appreciated against the U.S. dollar on more favorable interest rate differentials.

»	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

»	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

»	Holdings of Canadian nominal bonds in the last three months of the period detracted from performance due to moderately higher rates in this period.

18	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund	Institutional Class	PTSHX
	Administrative Class	PSFAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	41.3%
Corporate Bonds & Notes	20.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	9.9%
Mortgage-Backed Securities	9.4%
Other	1.4%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)**
PIMCO Short-Term Fund Institutional Class	4.81%	3.04%	4.47%	5.48%
PIMCO Short-Term Fund Administrative Class	4.55%	2.78%	4.21%	5.22%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.67%	4.63%
Lipper Ultra-Short Obligations Fund Average	4.95%	2.69%	4.06%	4.64%

All Fund returns are net of fees and expenses.

** The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.45% for the Institutional Class shares and 0.70% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,023.75	$1,022.49	$1,022.69	$1,021.44
Expenses Paid During Period†	$2.27	$3.53	$2.27	$3.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.45% for Institutional Class, 0.70% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

»

The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised the Federal Funds Rate an additional 0.50% during the first half of 2006. This was partially offset by positive returns when the Federal Reserve paused during the remainder of the reporting period.

»	The Fund’s curve steepening bias detracted from performance as the yield curve flattened over the twelve-month period.

»	Exposure to the front-end of the U.K. yield curve detracted from performance as short-term rates increased during the period.

»	An emphasis on mortgage-backed securities benefited performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

»	Exposure to corporates slightly benefited performance due to their yield advantage and tightening spreads during the period.

»	Selective high-yield holdings provided incremental yield and positive price return over the period.

»	Exposure to high-quality, floating rate, asset-backed bonds generated incremental yield over money markets during the period.

»	Currency strategies were slightly negative for performance as appreciation of a basket of emerging country currencies was largely offset by the depreciation of the Japanese yen.

Annual Report	March 31, 2007	19

PIMCO StocksPLUS® Fund	Institutional Class	PSTKX
	Administrative Class	PPLAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	34.7%
Short-Term Instruments	27.9%
U.S. Government Agencies	14.0%
Mortgage-Backed Securities	11.7%
Asset-Backed Securities	5.5%
Other	6.2%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)**
PIMCO StocksPLUS® Fund Institutional Class	11.25%	6.26%	8.34%	11.28%
PIMCO StocksPLUS® Fund Administrative Class	11.15%	6.00%	7.98%	10.94%
S&P 500 Index	11.83%	6.27%	8.20%	10.83%
Lipper Large-Cap Core Fund Average	9.88%	5.00%	6.88%	9.39%

All Fund returns are net of fees and expenses.

** The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,071.79	$1,070.09	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.84	$4.13	$2.77	$4.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a short duration portfolio of fixed-income instruments.

»	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

»

U.S. duration exposure concentrated in short maturities (less than one year) detracted from performance as short-term rates increased coincident with Federal Reserve interest rate hikes early in the period.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Exposure to credit sensitive assets was slightly positive overall as credit holdings provided incremental yield and positive relative price performance.

20	PIMCO Funds	Bond Funds

PIMCO Total Return Mortgage Fund	Institutional Class	PTRIX
	Administrative Class	PMTAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	84.5%
Mortgage-Backed Securities	6.4%
Short-Term Instruments	5.1%
Asset-Backed Securities	4.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Total Return Mortgage Fund Institutional Class	7.51%	5.49%	6.74%
PIMCO Total Return Mortgage Fund Administrative Class	7.24%	5.23%	6.47%
Lehman Brothers Mortgage Index	6.94%	4.97%	5.93%
Lipper U.S. Mortgage Fund Average	6.00%	4.30%	5.19%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,035.59	$1,034.29	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.54	$3.80	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Total Return Mortgage Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

»	Duration positioning above that of the index benefited returns.

»	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year Treasury yield over the period.

»	An overweight to 30-year conventional mortgage-backed securities (FNMA and FHLMC) benefited performance as they outpaced the broader index.

»	An underweight to GNMA pass-through securities benefited returns as they lagged conventional issues and the broader index during the period.

»	An underweight to balloon mortgage-backed securities detracted from returns as they outpaced the benchmark.

»	Exposure to adjustable-rate mortgage-backed securities detracted from returns as they slightly lagged fixed-rate mortgage-backed securities.

Annual Report	March 31, 2007	21

Benchmark Descriptions

Index	Description

33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated Constrained Index and JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian Dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes.

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3-months) in England’s Eurodollar market. It is not possible to invest directly in the index.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues. It is not possible to invest directly in the index.

Citigroup Strips Index, 20+ Year Sub-Index	Citigroup Strips Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bonds and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in the index.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index.

Lehman Brothers Intermediate Government/Credit Index	Lehman Brothers Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

Lehman Brothers Long Term Government/Credit Index	Lehman Brothers Long Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in the index.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Brothers Inflation Notes Index. It is not possible to invest directly in the index.

22	PIMCO Funds	Bond Funds

Index	Description

Merrill Lynch 1–3 Year Treasury Index	Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch All Convertibles Index	Merrill Lynch All Convertibles Index is an unmanaged market index comprised of convertible bonds and preferred securities. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Annual Report	March 31, 2007	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Convertible Fund
Institutional Class
03/31/2007	$12.62	$0.21	$1.45	$1.66	$(0.54)	$0.00
03/31/2006	11.94	0.11	0.91	1.02	(0.34)	0.00
03/31/2005	12.04	0.11	0.14	0.25	(0.35)	0.00
03/31/2004	9.40	0.22	2.98	3.20	(0.56)	0.00
03/31/2003	10.42	0.28	(0.94)	(0.66)	(0.36)	0.00
Administrative Class
03/31/2007	12.89	0.18	1.47	1.65	(0.50)	0.00
03/31/2006	12.19	0.08	0.93	1.01	(0.31)	0.00
03/31/2005	12.24	(0.05)	0.28	0.23	(0.28)	0.00
03/31/2004	9.56	(0.02)	3.25	3.23	(0.55)	0.00
03/31/2003	10.64	0.27	(1.02)	(0.75)	(0.33)	0.00

Diversified Income Fund
Institutional Class
03/31/2007	$11.01	$0.60	$0.30	$0.90	$(0.63)	$(0.15)
03/31/2006	10.87	0.59	0.26	0.85	(0.60)	(0.11)
03/31/2005	10.84	0.54	0.09	0.63	(0.55)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.31	0.88	1.19	(0.34)	(0.01)
Administrative Class
03/31/2007	11.01	0.57	0.30	0.87	(0.60)	(0.15)
03/31/2006	10.87	0.56	0.26	0.82	(0.57)	(0.11)
10/29/2004 - 03/31/2005	10.98	0.21	(0.05)	0.16	(0.22)	(0.05)

Extended Duration Fund
Institutional Class
08/31/2006 - 03/31/2007	$10.00	$0.27	$0.02	$0.29	$(0.27)	$(0.08)

Floating Income Fund
Institutional Class
03/31/2007	$10.39	$0.53	$0.32	$0.85	$(0.64)	$(0.05)
03/31/2006	10.17	0.42	0.31	0.73	(0.48)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.19	0.19	0.38	(0.21)	0.00
Administrative Class
03/31/2007	10.39	0.51	0.32	0.83	(0.62)	(0.05)
12/31/2005 - 03/31/2006	10.33	0.11	0.08	0.19	(0.13)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.76% .

(c) If the investment manager did not reimburse expenses, the ratio of average net assets would have been 1.90%.

(d) If the investment manager did not reimburse expenses, the ratio of average net assets would have been 1.83%.

24	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.54)	$13.74	13.45%	$59,765	0.74%		0.65%		1.64%		78%
0.00	(0.34)	12.62	8.70	53,838	0.65		0.65		0.93		71
0.00	(0.35)	11.94	2.08	58,894	0.66		0.65		0.91		118
0.00	(0.56)	12.04	34.46	13,666	0.66		0.65		2.00		365
0.00	(0.36)	9.40	(6.34)	11,469	0.67		0.65		2.92		187

0.00	(0.50)	14.04	13.12	13	0.99		0.90		1.39		78
0.00	(0.31)	12.89	8.43	11	0.90		0.90		0.68		71
0.00	(0.28)	12.19	1.85	10	0.95		0.90		(0.44)		118
0.00	(0.55)	12.24	34.10	944	0.91		0.90		(0.16)		365
0.00	(0.33)	9.56	(7.00)	8	0.92		0.90		2.71		187

$0.00	$(0.78)	$11.13	8.42%	$2,155,586	0.75%		0.75%		5.43%		190%
0.00	(0.71)	11.01	7.94	1,415,321	0.75		0.75		5.28		128
0.00	(0.60)	10.87	5.99	897,441	0.75		0.75		4.97		44
0.00	(0.35)	10.84	12.02	676,454	0.75	*(b)	0.75	*(b)	4.55	*	33

0.00	(0.75)	11.13	8.14	4,818	1.00		1.00		5.17		190
0.00	(0.68)	11.01	7.67	4,020	1.00		1.00		5.02		128
0.00	(0.27)	10.87	1.35	3,603	1.00	*	1.00	*	4.61	*	44

$0.00	$(0.35)	$9.94	2.82%	$3,083	0.57	%*(c)	0.50	%*(d)	4.53	%*	298%

$0.00	$(0.69)	$10.55	8.48%	$4,578,703	0.55%		0.55%		5.05%		138%
0.00	(0.51)	10.39	7.42	1,047,389	0.55		0.55		4.03		83
0.00	(0.21)	10.17	3.87	723,725	0.55	*	0.55	*	2.81	*	18

0.00	(0.67)	10.55	8.21	10,754	0.80		0.80		4.82		138
0.00	(0.13)	10.39	1.84	10	0.80	*	0.80	*	4.45	*	83

Annual Report	March 31, 2007	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Institutional Class
03/31/2007	$10.90	$0.53	$0.21	$0.74	$(0.53)	$0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)
03/31/2004	11.05	0.14	0.32	0.46	(0.30)	(0.12)
03/31/2003	10.67	0.24	0.67	0.91	(0.28)	(0.25)

High Yield Fund
Institutional Class
03/31/2007	$9.77	$0.69	$0.18	$0.87	$(0.69)	$(0.01)
03/31/2006	9.70	0.71	0.08	0.79	(0.72)	0.00
03/31/2005	9.69	0.67	0.02	0.69	(0.68)	0.00
03/31/2004	8.90	0.68	0.80	1.48	(0.69)	0.00
03/31/2003	9.19	0.72	(0.27)	0.45	(0.74)	0.00
Administrative Class
03/31/2007	9.77	0.66	0.18	0.84	(0.66)	(0.01)
03/31/2006	9.70	0.68	0.08	0.76	(0.69)	0.00
03/31/2005	9.69	0.64	0.02	0.66	(0.65)	0.00
03/31/2004	8.90	0.66	0.80	1.46	(0.67)	0.00
03/31/2003	9.19	0.70	(0.27)	0.43	(0.72)	0.00

Investment Grade Corporate Bond Fund
Institutional Class
03/31/2007	$10.17	$0.50	$0.22	$0.72	$(0.50)	$(0.02)
03/31/2006	10.38	0.46	(0.19)	0.27	(0.47)	(0.01)
03/31/2005	10.86	0.43	(0.28)	0.15	(0.43)	(0.20)
03/31/2004	10.49	0.49	0.61	1.10	(0.49)	(0.24)
03/31/2003	10.10	0.41	0.93	1.34	(0.59)	(0.36)
Administrative Class
03/31/2007	10.17	0.47	0.23	0.70	(0.48)	(0.02)
03/31/2006	10.38	0.43	(0.18)	0.25	(0.45)	(0.01)
03/31/2005	10.86	0.41	(0.28)	0.13	(0.41)	(0.20)
03/31/2004	10.49	0.43	0.64	1.07	(0.46)	(0.24)
09/30/2002 - 03/31/2003	10.33	0.29	0.52	0.81	(0.29)	(0.36)

Long Duration Total Return Fund
Institutional Class
08/31/2006 - 03/31/2007	$10.00	$0.29	$0.09	$0.38	$(0.29)	$0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.61%.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.53)	$11.11	7.01%	$133,271	1.06%		0.50%		4.88%	1009%
0.00	(0.45)	10.90	3.16	130,771	0.50		0.50		3.66	1069
0.00	(0.38)	11.01	2.72	422,890	0.50		0.50		2.31	1209
0.00	(0.42)	11.09	4.17	206,674	0.52		0.50		1.23	1409
0.00	(0.53)	11.05	8.68	94,432	0.50		0.50		2.18	763

$0.00	$(0.70)	$9.94	9.19%	$4,237,307	0.50%		0.50%		7.04%	75%
0.00	(0.72)	9.77	8.38	3,890,064	0.50		0.50		7.25	105
0.00	(0.68)	9.70	7.30	2,977,651	0.50		0.50		6.87	62
0.00	(0.69)	9.69	17.09	3,084,338	0.50		0.50		7.18	105
0.00	(0.74)	8.90	5.58	2,730,996	0.50		0.50		8.41	129

0.00	(0.67)	9.94	8.93	900,832	0.75		0.75		6.81	75
0.00	(0.69)	9.77	8.11	737,876	0.75		0.75		6.98	105
0.00	(0.65)	9.70	7.03	670,763	0.75		0.75		6.61	62
0.00	(0.67)	9.69	16.80	668,731	0.75		0.75		6.91	105
0.00	(0.72)	8.90	5.33	439,519	0.75		0.75		8.16	129

$0.00	$(0.52)	$10.37	7.25%	$36,725	0.50%		0.50%		4.84%	98%
0.00	(0.48)	10.17	2.59	30,998	0.50		0.50		4.42	168
0.00	(0.63)	10.38	1.41	30,319	0.50		0.50		4.11	57
0.00	(0.73)	10.86	10.86	30,268	0.51		0.50		4.57	141
0.00	(0.95)	10.49	13.87	23,079	0.51		0.50		3.96	681

0.00	(0.50)	10.37	7.00	288	0.75		0.75		4.61	98
0.00	(0.46)	10.17	2.33	1,137	0.75		0.75		4.17	168
0.00	(0.61)	10.38	1.16	935	0.75		0.75		3.87	57
0.00	(0.70)	10.86	10.58	807	0.75		0.75		4.04	141
0.00	(0.65)	10.49	8.09	11	0.76	*	0.75	*	5.62 *	681

$0.00	$(0.29)	$10.09	3.89%	$4,631	0.50	%*(b)	0.50	%*(b)	4.99%*	330%

Annual Report	March 31, 2007	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Institutional Class
03/31/2007	$10.48	$0.50	$0.20	$0.70	$(0.51)	$(0.01)
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)
03/31/2004	11.12	0.40	0.46	0.86	(0.41)	(0.22)
03/31/2003	9.96	0.47	1.64	2.11	(0.48)	(0.47)
Administrative Class
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)
03/31/2004	11.12	0.37	0.47	0.84	(0.39)	(0.22)
03/31/2003	9.96	0.44	1.64	2.08	(0.45)	(0.47)

Low Duration Fund
Institutional Class
03/31/2007	$9.90	$0.45	$0.06	$0.51	$(0.46)	$0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)
03/31/2004	10.33	0.21	0.07	0.28	(0.25)	(0.05)
03/31/2003	10.06	0.35	0.45	0.80	(0.39)	(0.14)
Administrative Class
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)
03/31/2004	10.33	0.18	0.08	0.26	(0.23)	(0.05)
03/31/2003	10.06	0.33	0.44	0.77	(0.36)	(0.14)

Low Duration Fund II
Institutional Class
03/31/2007	$9.54	$0.44	$0.05	$0.49	$(0.45)	$0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00
03/31/2004	10.02	0.20	(0.03)	0.17	(0.25)	(0.05)
03/31/2003	9.77	0.33	0.40	0.73	(0.37)	(0.11)
Administrative Class
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00
03/31/2004	10.02	0.20	(0.05)	0.15	(0.23)	(0.05)
03/31/2003	9.77	0.31	0.39	0.70	(0.34)	(0.11)

Low Duration Fund III
Institutional Class
03/31/2007	$9.76	$0.45	$0.04	$0.49	$(0.45)	$0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)
03/31/2004	10.24	0.19	0.01	0.20	(0.23)	(0.06)
03/31/2003	9.99	0.39	0.47	0.86	(0.42)	(0.19)
Administrative Class
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)
03/31/2004	10.24	0.17	0.00	0.17	(0.20)	(0.06)
03/31/2003	9.99	0.37	0.47	0.84	(0.40)	(0.19)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.52)	$10.66	6.83%	$905,955	0.475%	0.475%	4.82%	971%
0.00	(0.43)	10.48	1.19	1,832,892	0.48 (b)	0.48 (b)	3.98	788
0.00	(0.70)	10.77	1.17	604,056	0.50	0.50	3.13	321
0.00	(0.63)	11.35	8.12	296,982	0.51	0.50	3.61	588
0.00	(0.95)	11.12	21.74	380,638	0.50	0.50	4.35	427

0.00	(0.49)	10.66	6.58	91,220	0.725	0.725	4.61	971
0.00	(0.40)	10.48	0.95	99,319	0.74 (b)	0.74 (b)	3.53	788
0.00	(0.67)	10.77	0.92	110,640	0.75	0.75	2.91	321
0.00	(0.61)	11.35	7.85	154,879	0.76	0.75	3.36	588
0.00	(0.92)	11.12	21.44	170,280	0.75	0.75	3.97	427

$0.00	$(0.46)	$9.95	5.30%	$8,053,232	0.43%	0.43%	4.58%	73%
0.00	(0.41)	9.90	2.01	8,746,237	0.43	0.43	3.59	68
0.00	(0.29)	10.11	0.90	9,297,898	0.43	0.43	2.08	278
0.00	(0.30)	10.31	2.74	9,779,729	0.43	0.43	2.00	247
0.00	(0.53)	10.33	8.07	7,371,811	0.43	0.43	3.42	218

0.00	(0.44)	9.95	5.04	281,769	0.68	0.68	4.32	73
0.00	(0.39)	9.90	1.76	329,977	0.68	0.68	3.33	68
0.00	(0.26)	10.11	0.65	418,335	0.68	0.68	1.83	278
0.00	(0.28)	10.31	2.49	465,152	0.68	0.68	1.75	247
0.00	(0.50)	10.33	7.81	396,817	0.68	0.68	3.19	218

$0.00	$(0.45)	$9.58	5.26%	$329,947	0.50%	0.50%	4.65%	147%
0.00	(0.36)	9.54	1.74	452,372	0.50	0.50	3.59	93
0.00	(0.22)	9.73	0.58	554,968	0.50	0.50	2.05	308
0.00	(0.30)	9.89	1.80	701,628	0.50	0.50	2.06	234
0.00	(0.48)	10.02	7.53	476,083	0.50	0.50	3.33	293

0.00	(0.43)	9.58	4.99	892	0.75	0.75	4.40	147
0.00	(0.33)	9.54	1.49	1,133	0.75	0.75	3.32	93
0.00	(0.19)	9.73	0.33	996	0.75	0.75	1.80	308
0.00	(0.28)	9.89	1.56	1,313	0.75	0.75	2.00	234
0.00	(0.45)	10.02	7.26	1,536	0.75	0.75	3.08	293

$0.00	$(0.45)	$9.80	5.09%	$125,522	0.50%	0.50%	4.56%	101%
0.00	(0.39)	9.76	2.12	146,721	0.50	0.50	3.61	46
0.00	(0.29)	9.94	0.73	99,961	0.50	0.50	1.85	390
0.00	(0.29)	10.15	2.02	87,641	0.52	0.50	1.86	216
0.00	(0.61)	10.24	8.83	65,441	0.50	0.50	3.82	230

0.00	(0.42)	9.80	4.83	25	0.75	0.75	4.32	101
0.00	(0.36)	9.76	1.89	23	0.75	0.75	3.33	46
0.00	(0.26)	9.94	0.46	17	0.75	0.75	1.59	390
0.00	(0.26)	10.15	1.75	14	0.77	0.75	1.71	216
0.00	(0.59)	10.24	8.57	17	0.75	0.75	3.63	230

Annual Report	March 31, 2007	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Moderate Duration Fund
Institutional Class
03/31/2007	$9.94	$0.46	$0.09	$0.55	$(0.47)	$(0.03)
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)
03/31/2004	10.46	0.26	0.32	0.58	(0.31)	(0.17)
03/31/2003	10.03	0.43	0.72	1.15	(0.44)	(0.28)

Money Market Fund
Institutional Class
03/31/2007	$1.00	$0.05	$0.00	$0.05	$(0.05)	$0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
Administrative Class
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00

Real Return Fund
Institutional Class
03/31/2007	$10.82	$0.40	$0.13	$0.53	$(0.37)	$(0.08)
03/31/2006	11.42	0.52	(0.42)	0.10	(0.55)	(0.15)
03/31/2005	11.79	0.40	(0.01)	0.39	(0.44)	(0.32)
03/31/2004	11.42	0.37	0.91	1.28	(0.40)	(0.51)
03/31/2003	10.29	0.51	1.30	1.81	(0.53)	(0.15)
Administrative Class
03/31/2007	10.82	0.35	0.16	0.51	(0.35)	(0.08)
03/31/2006	11.42	0.57	(0.50)	0.07	(0.52)	(0.15)
03/31/2005	11.79	0.39	(0.03)	0.36	(0.41)	(0.32)
03/31/2004	11.42	0.31	0.94	1.25	(0.37)	(0.51)
03/31/2003	10.29	0.50	1.28	1.78	(0.50)	(0.15)

Short-Term Fund
Institutional Class
03/31/2007	$9.98	$0.47	$0.00	$0.47	$(0.46)	$(0.03)
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)
03/31/2004	10.04	0.15	0.06	0.21	(0.17)	(0.01)
03/31/2003	10.00	0.29	0.06	0.35	(0.29)	(0.02)
Administrative Class
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)
03/31/2004	10.04	0.12	0.07	0.19	(0.15)	(0.01)
03/31/2003	10.00	0.26	0.07	0.33	(0.27)	(0.02)

(a) Per share amounts based on average number of shares outstanding during the period.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.50)	$9.99	5.64%	$1,581,290	0.45%	0.45%	4.60%	238%
0.00	(0.46)	9.94	1.92	1,845,829	0.45	0.45	4.30	208
0.00	(0.45)	10.20	0.82	1,917,803	0.45	0.45	2.34	447
0.00	(0.48)	10.56	5.74	1,583,593	0.45	0.45	2.45	183
0.00	(0.72)	10.46	11.75	1,085,141	0.45	0.45	4.15	458

$0.00	$(0.05)	$1.00	5.03%	$173,050	0.32%	0.32%	4.95%	N/A
0.00	(0.03)	1.00	3.48	125,508	0.32	0.32	3.40	N/A
0.00	(0.01)	1.00	1.39	180,093	0.34	0.34	1.35	N/A
0.00	(0.01)	1.00	0.78	162,169	0.35	0.35	0.76	N/A
0.00	(0.01)	1.00	1.34	133,701	0.35	0.35	1.28	N/A

0.00	(0.05)	1.00	4.77	3,168	0.57	0.57	4.56	N/A
0.00	(0.03)	1.00	3.23	19,114	0.57	0.57	2.96	N/A
0.00	(0.01)	1.00	1.15	34,543	0.57	0.57	1.13	N/A
0.00	(0.01)	1.00	0.53	7,035	0.60	0.60	0.53	N/A
0.00	(0.01)	1.00	1.08	17,522	0.60	0.60	1.14	N/A

$(0.01)	$(0.46)	$10.89	5.00%	$5,427,623	0.45%	0.45%	3.67%	480%
0.00	(0.70)	10.82	0.81	5,920,513	0.45	0.45	4.64	388
0.00	(0.76)	11.42	3.46	4,871,247	0.45	0.45	3.53	369
0.00	(0.91)	11.79	11.74	3,416,647	0.45	0.45	3.26	308
0.00	(0.68)	11.42	17.99	2,046,641	0.47	0.45	4.62	191

(0.01)	(0.44)	10.89	4.74	453,363	0.70	0.70	3.21	480
0.00	(0.67)	10.82	0.55	399,084	0.70	0.70	5.00	388
0.00	(0.73)	11.42	3.20	1,040,102	0.70	0.70	3.38	369
0.00	(0.88)	11.79	11.47	870,562	0.70	0.70	2.74	308
0.00	(0.65)	11.42	17.67	319,993	0.72	0.70	4.50	191

$0.00	$(0.49)	$9.96	4.81%	$2,009,506	0.45%	0.45%	4.71%	187%
0.00	(0.35)	9.98	3.22	2,144,713	0.45	0.45	3.41	230
0.00	(0.21)	10.01	1.51	2,494,591	0.45	0.45	1.76	356
0.00	(0.18)	10.07	2.10	2,460,266	0.45	0.45	1.50	268
0.00	(0.31)	10.04	3.60	1,720,546	0.45	0.45	2.81	77

0.00	(0.47)	9.96	4.55	1,245,560	0.70	0.70	4.49	187
0.00	(0.32)	9.98	2.96	983,035	0.70	0.70	3.21	230
0.00	(0.19)	10.01	1.25	715,605	0.70	0.70	1.59	356
0.00	(0.16)	10.07	1.84	333,485	0.70	0.70	1.25	268
0.00	(0.29)	10.04	3.34	258,495	0.70	0.70	2.59	77

Annual Report	March 31, 2007	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Fund
Institutional Class
03/31/2007	$10.38	$0.48	$0.67	$1.15	$(0.46)	$0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00
03/31/2004	7.72	0.10	2.58	2.68	(0.73)	0.00
03/31/2003	10.11	0.22	(2.48)	(2.26)	(0.13)	0.00
Administrative Class
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00
03/31/2004	7.57	0.07	2.53	2.60	(0.71)	0.00
03/31/2003	9.94	0.18	(2.43)	(2.25)	(0.12)	0.00

Total Return Mortgage Fund
Institutional Class
03/31/2007	$10.47	$0.51	$0.26	$0.77	$(0.52)	$0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)
03/31/2004	10.75	0.19	0.32	0.51	(0.31)	(0.12)
03/31/2003	10.35	0.26	0.71	0.97	(0.30)	(0.27)
Administrative Class
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)
03/31/2004	10.75	0.16	0.33	0.49	(0.29)	(0.12)
03/31/2003	10.35	0.24	0.70	0.94	(0.27)	(0.27)

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(c) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.46)	$11.07	11.25%	$604,654	0.57	%(c)	0.57	%(c)	4.48%	76%
0.00	(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	3.34	239
0.00	(0.53)	9.69	5.77	863,848	0.65		0.65		1.44	371
0.00	(0.73)	9.67	35.04	737,385	0.65		0.65		1.06	287
0.00	(0.13)	7.72	(22.42)	329,912	0.65		0.65		2.60	282

0.00	(0.43)	10.83	11.15	33,368	0.82	(c)	0.82	(c)	4.17	76
0.00	(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	3.08	239
0.00	(0.48)	9.49	5.49	129,230	0.90		0.90		1.02	371
0.00	(0.71)	9.46	34.68	488,076	0.90		0.90		0.79	287
0.00	(0.12)	7.57	(22.66)	124,597	0.90		0.90		2.25	282

$0.00	$(0.52)	$10.72	7.51%	$266,617	0.50%		0.50%		4.84%	780%
0.00	(0.43)	10.47	2.65	357,590	0.50		0.50		3.86	711
0.00	(0.54)	10.62	3.06	454,392	0.50		0.50		2.93	824
0.00	(0.43)	10.83	4.89	59,811	0.55		0.50		1.75	993
0.00	(0.57)	10.75	9.48	69,700	0.50		0.50		2.44	844

0.00	(0.49)	10.72	7.24	22,295	0.75		0.75		4.65	780
0.00	(0.40)	10.47	2.39	12,339	0.75		0.75		3.67	711
0.00	(0.52)	10.62	2.83	11,264	0.75		0.75		2.28	824
0.00	(0.41)	10.83	4.63	14,996	0.80		0.75		1.56	993
0.00	(0.54)	10.75	9.22	14,920	0.75		0.75		2.20	844

Annual Report	March 31, 2007	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Convertible Fund	Diversified Income Fund	Extended Duration Fund	Floating Income Fund	GNMA Fund	High Yield Fund

Assets:
Investments, at value	$66,639	$2,943,714	$4,667	$5,362,599	$381,742	$7,465,141
Repurchase agreements, at value	0	0	0	0	0	0
Cash	48	627	0	314	2,231	0
Foreign currency, at value	4	25,763	0	44,240	0	37,332
Receivable for investments sold	340	170,821	380	71,414	136,993	64,568
Receivable for Fund shares sold	2	2,774	0	4,114	612	8,862
Interest and dividends receivable	395	30,075	9	38,381	1,324	136,735
Variation margin receivable	0	0	0	0	0	3,895
Manager reimbursement receivable	0	0	24	0	0	0
Swap premiums paid	16	3,533	0	20,080	1,094	0
Unrealized appreciation on forward foreign currency contracts	0	2,240	2	5,959	0	105
Unrealized appreciation on swap agreements	254	13,921	3	76,811	2,164	6,335
Other assets	0	239	4	0	0	0
	67,698	3,193,707	5,089	5,623,912	526,160	7,722,973

Liabilities:
Payable for reverse repurchase agreements	$6,979	$0	$0	$0	$3,570	$4,595
Payable for investments purchased	677	561,786	0	330,916	181,879	199,863
Payable for investments purchased on a delayed-delivery basis	0	96,957	1,603	3,663	0	0
Payable for short sales	0	21,341	370	26,069	50,932	0
Payable for Fund shares redeemed	0	3,125	0	24,289	691	19,901
Dividends payable	0	1,490	0	968	158	9,659
Overdraft due to custodian	0	0	0	0	0	2,744
Written options outstanding	0	6,582	6	14,041	0	0
Accrued investment advisory fee	21	898	1	1,331	60	1,631
Accrued administration fee	13	641	1	1,187	79	1,939
Accrued distribution fee	0	111	0	34	42	885
Accrued servicing fee	0	70	0	130	31	513
Variation margin payable	2	522	0	942	1	4,541
Swap premiums received	18	4,543	25	16,631	1,980	819
Unrealized depreciation on forward foreign currency contracts	0	1,820	0	3,217	0	381
Unrealized depreciation on swap agreements	210	7,104	0	17,612	425	9,956
Other liabilities	0	0	0	13	0	0
	7,920	706,990	2,006	441,043	239,848	257,427

Net Assets	$59,778	$2,486,717	$3,083	$5,182,869	$286,312	$7,465,546

Net Assets Consist of:
Paid in capital	$62,806	$2,446,745	$3,106	$5,112,591	$285,334	$7,426,488
Undistributed (overdistributed) net investment income	629	(7,009)	(3)	(7,187)	574	(27,995)
Accumulated undistributed net realized gain (loss)	(11,491)	2,213	(27)	(609)	(2,842)	(152,396)
Net unrealized appreciation (depreciation)	7,834	44,768	7	78,074	3,246	219,449
	$59,778	$2,486,717	$3,083	$5,182,869	$286,312	$7,465,546

Net Assets:
Institutional Class	$59,765	$2,155,586	$3,083	$4,578,703	$133,271	$4,237,307
Administrative Class	13	4,818	0	10,754	0	900,832
Other Classes	0	326,313	0	593,412	153,041	2,327,407

Shares Issued and Outstanding:
Institutional Class	4,350	193,685	310	434,001	11,994	426,342
Administrative Class	1	433	0	1,019	0	90,638

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Institutional Class	$13.74	$11.13	$9.94	$10.55	$11.11	$9.94
Administrative Class	14.04	11.13	NA	10.55	NA	9.94

Cost of Investments Owned	$58,831	$2,903,576	$4,681	$5,340,797	$380,417	$7,237,983
Cost of Repurchase Agreements Owned	$0	$0	$0	$0	$0	$0
Cost of Foreign Currency Held	$4	$25,590	$0	$44,044	$0	$37,298
Proceeds Received on Short Sales	$0	$18,944	$377	$23,142	$51,082	$0
Premiums Received on Written Options	$0	$7,275	$8	$15,520	$0	$0

34	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Investment Grade Corporate Bond Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund

$73,020	$5,571	$1,489,915	$10,496,353	$271,479	$126,410	$1,570,451	$361,526
0	0	0	0	61,215	0	0	0
38	1	362	798	1	1	41	14
840	6	0	62,006	0	1,036	17,875	0
1,693	0	11,480	580,648	1,142	1,427	22,124	0
385	0	1,319	49,550	193	65	73	1,135
921	45	10,509	41,401	1,258	412	7,020	223
4	3	8,303	3,202	254	86	351	0
0	22	0	0	0	0	0	0
254	0	194	2,179	24	23	310	0
37	2	0	6,185	0	77	967	0
447	0	4,058	3,985	21	36	781	0
0	0	0	0	0	0	0	0
77,639	5,650	1,526,140	11,246,307	335,587	129,573	1,619,993	362,898

$0	$0	$0	$0	$0	$0	$0	$0
698	984	41,288	74,557	2,020	2,042	7,329	0
0	0	162,763	304	0	0	0	0
1,485	0	11,393	547,226	1,106	1,392	22,052	0
1,125	0	31,376	18,374	163	35	411	2,011
59	0	615	4,301	205	72	289	128
0	0	0	0	0	0	0	0
4	7	2,829	24,473	813	228	3,844	0
16	1	270	2,336	72	27	346	39
21	1	334	1,978	72	27	277	85
5	0	99	378	0	0	0	18
8	0	56	490	0	0	0	16
24	2	8,650	6,091	291	109	911	0
192	14	12,910	1,669	0	17	2,093	0
19	2	0	2,718	0	30	441	0
336	8	250	6,060	6	47	710	0
0	0	0	0	0	0	0	0
3,992	1,019	272,833	690,955	4,748	4,026	38,703	2,297

$73,647	$4,631	$1,253,307	$10,555,352	$330,839	$125,547	$1,581,290	$360,601

$73,850	$4,603	$1,335,726	$10,913,829	$346,910	$128,077	$1,635,012	$360,579
(235)	(6)	397	(3,840)	(115)	38	(1,567)	80
(284)	(6)	(92,556)	(341,451)	(16,534)	(2,929)	(52,476)	(58)
316	40	9,740	(13,186)	578	361	321	0
$73,647	$4,631	$1,253,307	$10,555,352	$330,839	$125,547	$1,581,290	$360,601

$36,725	$4,631	$905,955	$8,053,232	$329,947	$125,522	$1,581,290	$173,050
288	0	91,220	281,769	892	25	0	3,168
36,634	0	256,132	2,220,351	0	0	0	184,383

3,542	459	85,010	809,577	34,458	12,806	158,204	173,050
28	0	8,559	28,326	93	3	0	3,168

$10.37	$10.09	$10.66	$9.95	$9.58	$9.80	$9.99	$1.00
10.37	NA	10.66	9.95	9.58	9.80	NA	1.00

$72,887	$5,551	$1,488,128	$10,522,837	$271,580	$126,245	$1,575,304	$361,526
$0	$0	$0	$0	$61,215	$0	$0	$0
$834	$6	$0	$61,972	$0	$1,033	$17,838	$0
$1,491	$0	$11,431	$548,850	$1,111	$1,394	$22,088	$0
$2	$10	$3,130	$24,099	$780	$211	$3,786	$0

Annual Report	March 31, 2007	35

Statements of Assets and Liabilities (Cont.)	March 31, 2007

(Amounts in thousands, except per share amounts)	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund

Assets:
Investments, at value	$16,354,647	$3,913,916	$935,323	$671,052
Cash	7,703	1,052	2,686	0
Foreign currency, at value	63,434	11,988	6,616	0
Receivable for investments sold	1,082,794	79,426	13,005	138,234
Receivable for investments sold on a delayed-delivery basis	37,022	5,421	0	0
Receivable for Fund shares sold	21,229	3,205	437	1,372
Interest and dividends receivable	112,968	15,026	4,734	1,931
Variation margin receivable	2,026	9,111	6,734	0
Swap premiums paid	51,043	433	565	1,978
Unrealized appreciation on forward foreign currency contracts	3,368	1,255	529	0
Unrealized appreciation on swap agreements	46,309	1,532	1,150	4,686
Other assets	0	1	0	0
	17,782,543	4,042,366	971,779	819,253

Liabilities:
Payable for investments purchased	$833,570	$188,703	$4,505	$275,659
Payable for investments purchased on a delayed-delivery basis	3,930,004	0	0	0
Payable for short sales	965,735	76,006	10,887	39,260
Payable for Fund shares redeemed	51,542	27,398	29,696	390
Dividends payable	1,388	1,762	0	155
Overdraft due to custodian	0	0	0	16
Written options outstanding	7,289	10,850	2,433	0
Accrued investment advisory fee	2,649	812	251	108
Accrued administration fee	3,192	687	246	136
Accrued distribution fee	1,261	290	74	33
Accrued servicing fee	1,342	86	61	46
Variation margin payable	309	9,329	6,892	26
Swap premiums received	20,441	1,183	499	3,308
Unrealized depreciation on forward foreign currency contracts	1,858	1,007	783	0
Unrealized depreciation on swap agreements	33,376	394	352	267
Other liabilities	3,452	1	0	0
	5,857,408	318,508	56,679	319,404

Net Assets	$11,925,135	$3,723,858	$915,100	$499,849

Net Assets Consist of:
Paid in capital	$12,204,891	$3,752,762	$1,005,237	$501,959
Undistributed net investment income	(14,262)	4,758	30,052	171
Accumulated undistributed net realized (loss)	(368,784)	(36,125)	(127,166)	(6,924)
Net unrealized appreciation	103,290	2,463	6,977	4,643
	$11,925,135	$3,723,858	$915,100	$499,849

Net Assets:
Institutional Class	$5,427,623	$2,009,506	$604,654	$266,617
Administrative Class	453,363	1,245,560	33,368	22,295
Other Classes	6,044,149	468,792	277,078	210,937

Shares Issued and Outstanding:
Institutional Class	498,312	201,830	54,622	24,860
Administrative Class	41,624	125,102	3,082	2,079

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Institutional Class	$10.89	$9.96	$11.07	$10.72
Administrative Class	10.89	9.96	10.83	10.72

Cost of Investments Owned	$16,275,944	$3,908,102	$931,529	$671,278
Cost of Foreign Currency Held	$63,209	$11,884	$6,573	$0
Proceeds Received on Short Sales	$959,287	$75,949	$10,893	$39,361
Premiums Received on Written Options	$5,303	$6,406	$1,940	$0

36	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations	March 31, 2007

Year or Period Ended March 31, 2007

(Amounts in thousands)	Convertible Fund	Diversified Income Fund	Extended Duration Fund(1)	Floating Income Fund	GNMA Fund	High Yield Fund

Investment Income:
Interest, net of foreign taxes*	$766	$111,351	$92	$176,172	$15,501	$536,555
Dividends, net of foreign taxes*	552	105	0	702	0	2,202
Miscellaneous income	3	299	0	486	59	2,135
Total Income	1,321	111,755	92	177,360	15,560	540,892

Expenses:
Investment advisory fees	221	8,121	5	9,499	654	17,862
Administration fees	138	5,814	5	8,690	862	21,488
Distribution and/or servicing fees - Administrative Class	0	11	0	17	0	1,990
Distribution and/or servicing fees - Other Classes	0	1,711	0	1,600	846	14,530
Trustees’ fees	0	4	0	8	1	18
Organization costs	0	0	24	0	0	0
Interest expense	53	0	1	0	1,452	338
Miscellaneous expense	0	4	0	33	0	6
Total Expenses	412	15,665	35	19,847	3,815	56,232
Reimbursement by Manager	0	0	(24)	0	0	0
Net Expenses	412	15,665	11	19,847	3,815	56,232

Net Investment Income	909	96,090	81	157,513	11,745	484,660

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,198	21,676	2	31,549	(2,402)	90,227
Net realized gain (loss) on futures contracts, options and swaps	150	(2,159)	(4)	41,235	7	(15,268)
Net realized gain (loss) on foreign currency transactions	15	(11,782)	(4)	(23,273)	0	(32,212)
Net change in unrealized appreciation on investments	3,700	27,706	0	8,969	5,783	79,557
Net change in unrealized appreciation on futures contracts, options and swaps	61	7,993	5	43,420	1,800	3,816
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	3	783	2	3,242	0	(1,083)
Net Gain	6,127	44,217	1	105,142	5,188	125,037

Net Increase in Net Assets Resulting from Operations	$7,036	$140,307	$82	$262,655	$16,933	$609,697

*Foreign tax withholding	$0	$0	$0	$50	$0	$0

(1) Period from August 31, 2006 to March 31, 2007.

Annual Report	March 31, 2007	37

Statements of Operations  (Cont.)

Year or Period Ended March 31, 2007

(Amounts in thousands)	Investment Grade Corporate Bond Fund	Long Duration Total Return Fund(2)	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III

Investment Income:
Interest, net of foreign taxes*	$3,294	$110	$84,071	$545,972	$18,006	$5,662
Dividends, net of foreign taxes*	9	0	0	10,754	480	50
Miscellaneous income	1	0	254	104	2	2
Total Income	3,304	110	84,325	556,830	18,488	5,714

Expenses:
Investment advisory fees	154	5	3,563	27,714	895	281
Administration fees	198	5	4,308	23,787	895	281
Distribution and/or servicing fees - Administrative Class	3	0	226	748	2	0
Distribution and/or servicing fees - Other Classes	121	0	1,169	10,785	0	0
Trustees’ fees	0	0	4	28	1	0
Organization costs	0	22	0	0	0	0
Interest expense	1	0	108	19	0	0
Miscellaneous expense	0	0	1	14	0	0
Total Expenses	477	32	9,379	63,095	1,793	562
Reimbursement by Manager	0	(22)	0	0	0	0
Net Expenses	477	10	9,379	63,095	1,793	562

Net Investment Income	2,827	100	74,946	493,735	16,695	5,152

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	181	5	(20,173)	20,917	(1,972)	2,427
Net realized gain (loss) on futures contracts, options and swaps	(57)	(6)	(44,149)	(127,311)	(4,901)	(1,498)
Net realized gain (loss) on foreign currency transactions	(335)	(10)	0	(40,382)	0	(2,557)
Net change in unrealized appreciation on investments	1,114	20	44,005	104,504	4,577	990
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	423	20	44,497	87,465	3,480	878
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(25)	0	0	13,215	0	47
Net Gain (Loss)	1,301	29	24,180	58,408	1,184	287

Net Increase in Net Assets Resulting from Operations	$4,128	$129	$99,126	$552,143	$17,879	$5,439

*Foreign tax withholding	$0	$0	$0	$0	$0	$0

(2) Period from August 31, 2006 to March 31, 2007.

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Moderate Duration Fund	Money Market Fund	Real Return Fund	Short-Term Fund	StocksPLUS® Fund	Total Return Mortgage Fund

$83,237	$20,038	$553,183	$187,832	$49,250	$23,953
1,074	0	61	207	860	0
58	0	86	73	14	0
84,369	20,038	553,330	188,112	50,124	23,953

4,169	456	33,574	9,078	3,219	1,115
3,335	1,044	40,725	7,768	2,922	1,387
0	23	1,116	2,613	85	33
0	641	33,195	1,713	1,580	749
5	1	33	9	3	1
0	0	0	0	0	0
0	1	128	0	2	2
2	1	14	4	1	0
7,511	2,167	108,785	21,185	7,812	3,287
0	(261)	0	0	0	0
7,511	1,906	108,785	21,185	7,812	3,287

76,858	18,132	444,545	166,927	42,312	20,666

2,556	(33)	(58,043)	19,283	11,487	(357)
(23,413)	0	45,466	(16,873)	55,612	(1,878)
(7,402)	0	(66,902)	(16,003)	(7,403)	0
30,465	0	267,729	10,915	7,110	8,381
9,528	0	(5,901)	3,095	(2,736)	3,875
1,179	0	(5,736)	(2,228)	(3,316)	0
12,913	(33)	176,613	(1,811)	60,754	10,021

$89,771	$18,099	$621,158	$165,116	$103,066	$30,687

$0	$0	$0	$1	$0	$0

Annual Report	March 31, 2007	39

Statements of Changes in Net Assets

	Convertible Fund		Diversified Income Fund		Extended Duration Fund	Floating Income Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Period from August 31, 2006 to March 31, 2007	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$909	$483	$96,090	$69,595	$81	$157,513	$53,111
Net realized gain (loss)	2,363	(329)	7,735	35,590	(6)	49,511	17,670
Net change in unrealized appreciation (depreciation)	3,764	4,076	36,482	(10,418)	7	55,631	24,755
Net increase (decrease) resulting from operations	7,036	4,230	140,307	94,767	82	262,655	95,536

Distributions to Shareholders:
From net investment income
Institutional Class	(2,269)	(1,453)	(87,372)	(62,693)	(81)	(166,379)	(49,675)
Administrative Class	0	0	(241)	(199)	0	(406)	0
Other Classes	0	0	(13,082)	(8,566)	0	(29,522)	(12,884)
From net realized capital gains
Institutional Class	0	0	(21,244)	(11,219)	(24)	(18,379)	(3,665)
Administrative Class	0	0	(63)	(38)	0	(55)	0
Other Classes	0	0	(3,783)	(1,943)	0	(2,678)	(1,115)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0

Total Distributions	(2,269)	(1,453)	(125,785)	(84,658)	(105)	(217,419)	(67,339)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,886	1,420	1,134,214	681,263	3,000	3,925,245	877,319
Administrative Class	0	0	894	401	0	21,376	10
Other Classes	0	0	158,073	138,023	0	421,767	303,621
Issued as reinvestment of distributions
Institutional Class	2,252	1,442	94,806	61,414	106	181,736	52,465
Administrative Class	0	0	304	237	0	468	0
Other Classes	0	0	11,955	7,559	0	25,086	10,793
Cost of shares redeemed
Institutional Class	(2,976)	(10,694)	(500,355)	(233,657)	0	(612,747)	(628,316)
Administrative Class	0	0	(450)	(263)	0	(11,206)	0
Other Classes	0	0	(82,007)	(43,963)	0	(254,876)	(178,430)
Net increase (decrease) resulting from Fund share transactions	1,162	(7,832)	817,434	611,014	3,106	3,696,849	437,462

Fund Redemption Fee	0	0	22	28	0	16	10

Total Increase (Decrease) in Net Assets	5,929	(5,055)	831,978	621,151	3,083	3,742,101	465,669

Net Assets:
Beginning of year or period	53,849	58,904	1,654,739	1,033,588	0	1,440,768	975,099
End of year or period*	$59,778	$53,849	$2,486,717	$1,654,739	$3,083	$5,182,869	$1,440,768

*Including undistributed (overdistributed) net investment income of:	$629	$1,186	$(7,009)	$(903)	$(3)	$(7,187)	$(201)

40	PIMCO Funds	Bond Funds	See Accompanying Notes

GNMA Fund		High Yield Fund		Investment Grade Corporate Bond Fund		Long Duration Total Return Fund	Long-Term U.S. Government Fund

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Period from August 31, 2006 to March 31, 2007	Year Ended March 31, 2007	Year Ended March 31, 2006

$11,745	$13,171	$484,660	$483,673	$2,827	$1,858	$100	$74,946	$66,420
(2,395)	(76)	42,747	129,948	(211)	(168)	(11)	(64,322)	(23,000)
7,583	(259)	82,290	(79,117)	1,512	(906)	40	88,502	(77,858)
16,933	12,836	609,697	534,504	4,128	784	129	99,126	(34,438)

(5,969)	(8,838)	(277,133)	(257,658)	(1,543)	(1,363)	(99)	(60,889)	(55,197)
0	0	(54,220)	(50,296)	(56)	(43)	0	(4,171)	(4,227)
(5,727)	(5,360)	(152,438)	(183,220)	(1,258)	(507)	0	(9,773)	(7,306)

(38)	(2)	(2,659)	(1,013)	(58)	(23)	(1)	(816)	(1,855)
0	0	(520)	(202)	(3)	(1)	0	(77)	(114)
(42)	(3)	(1,524)	(790)	(62)	(13)	0	(205)	(231)

0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0

(11,776)	(14,203)	(488,494)	(493,179)	(2,980)	(1,950)	(100)	(75,931)	(68,930)

24,912	39,989	1,436,366	1,779,054	9,307	11,300	4,500	494,599	1,685,150
0	0	315,296	306,876	539	552	0	26,551	47,682
63,393	22,115	441,772	740,538	22,438	22,247	0	100,055	84,207

5,594	8,462	226,109	215,806	1,345	1,156	102	59,875	56,362
0	0	53,300	49,119	59	43	0	4,209	4,284
4,384	4,042	104,252	120,200	897	384	0	7,610	5,943

(30,526)	(340,635)	(1,386,620)	(1,100,926)	(5,508)	(11,186)	0	(1,499,820)	(419,327)
0	0	(219,856)	(293,684)	(1,469)	(371)	0	(40,153)	(59,839)
(63,583)	(53,080)	(942,969)	(1,128,710)	(10,946)	(2,531)	0	(79,176)	(85,953)
4,174	(319,107)	27,650	688,273	16,662	21,594	4,602	(926,250)	1,318,509

1	0	277	243	3	2	0	36	70

9,332	(320,474)	149,130	729,841	17,813	20,430	4,631	(903,019)	1,215,211

276,980	597,454	7,316,416	6,586,575	55,834	35,404	0	2,156,326	941,115
$286,312	$276,980	$7,465,546	$7,316,416	$73,647	$55,834	$4,631	$1,253,307	$2,156,326

$574	$647	$(27,995)	$(10,051)	$(235)	$(9)	$(6)	$397	$1,371

Annual Report	March 31, 2007	41

Statements of Changes in Net Assets  (Cont.)

	Low Duration Fund		Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$493,735	$450,383	$16,695	$19,855	$5,152	$3,872	$76,858	$86,387
Net realized gain (loss)	(146,776)	(103,902)	(6,873)	(5,683)	(1,628)	(740)	(28,259)	(13,268)
Net change in unrealized appreciation (depreciation)	205,184	(98,793)	8,057	(3,942)	1,915	(900)	41,172	(34,108)
Net increase resulting from operations	552,143	247,688	17,879	10,230	5,439	2,232	89,771	39,011

Distributions to Shareholders:
From net investment income
Institutional Class	(385,019)	(347,221)	(16,827)	(20,178)	(5,155)	(3,947)	(78,406)	(88,851)
Administrative Class	(13,205)	(12,013)	(44)	(53)	(1)	(1)	0	0
Other Classes	(103,606)	(108,030)	0	0	0	0	0	0
From net realized capital gains
Institutional Class	(1,032)	(32,703)	0	0	0	(370)	(4,833)	(1,399)
Administrative Class	(37)	(1,292)	0	0	0	0	0	0
Other Classes	(305)	(12,013)	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(503,204)	(513,272)	(16,871)	(20,231)	(5,156)	(4,318)	(83,239)	(90,250)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,912,011	3,908,975	66,594	149,669	98,498	91,057	378,386	446,159
Administrative Class	100,422	146,542	94	1,669	0	10	0	0
Other Classes	483,488	774,310	0		0	0	0	0
Issued as reinvestment of distributions
Institutional Class	350,697	342,181	14,208	18,762	4,681	4,162	78,063	85,951
Administrative Class	12,573	12,586	42	51	1	1	0	0
Other Classes	84,467	95,866	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(3,992,515)	(4,611,076)	(204,232)	(261,061)	(124,820)	(46,374)	(727,528)	(552,846)
Administrative Class	(162,481)	(240,878)	(380)	(1,549)	0	(4)	0	0
Other Classes	(1,329,227)	(1,819,089)	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(1,540,565)	(1,390,583)	(123,674)	(92,459)	(21,640)	48,852	(271,079)	(20,736)

Fund Redemption Fee	72	78	0	1	160	0	8	1

Total Increase (Decrease) in Net Assets	(1,491,554)	(1,656,089)	(122,666)	(102,459)	(21,197)	46,766	(264,539)	(71,974)

Net Assets:
Beginning of year	12,046,906	13,702,995	453,505	555,964	146,744	99,978	1,845,829	1,917,803
End of year*	$10,555,352	$12,046,906	$330,839	$453,505	$125,547	$146,744	$1,581,290	$1,845,829

*Including undistributed (overdistributed) net investment income of:	$(3,840)	$(6,808)	$(115)	$(116)	$38	$(93)	$(1,567)	$1,095

42	PIMCO Funds	Bond Funds	See Accompanying Notes

Money Market Fund		Real Return Fund		Short-Term Fund		StocksPLUS® Fund		Total Return Mortgage Fund

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$18,132	$11,103	$444,545	$644,804	$166,927	$135,495	$42,312	$36,734	$20,666	$21,367
(33)	(18)	(79,479)	66,460	(13,593)	(9,191)	59,696	36,091	(2,235)	(1,189)
0	0	256,092	(660,421)	11,782	(1,944)	1,058	33,063	12,256	(5,489)
18,099	11,085	621,158	50,843	165,116	124,360	103,066	105,888	30,687	14,689

(8,946)	(4,473)	(218,550)	(259,212)	(94,310)	(83,928)	(27,569)	(18,374)	(12,304)	(15,691)
(428)	(303)	(14,253)	(44,869)	(46,104)	(28,090)	(1,379)	(2,712)	(612)	(417)
(8,725)	(6,310)	(201,083)	(356,032)	(23,404)	(25,135)	(10,707)	(7,301)	(7,856)	(6,075)

0	0	(39,217)	(77,464)	(5,077)	0	0	0	(47)	0
0	0	(3,116)	(6,552)	(2,805)	0	0	0	(2)	0
0	0	(46,288)	(113,489)	(1,435)	0	0	0	(36)	0

0	0	(6,638)	0	0	0	0	0	0	0
0	0	(490)	0	0	0	0	0	0	0
0	0	(7,607)	0	0	0	0	0	0	0

(18,099)	(11,086)	(537,242)	(857,618)	(173,135)	(137,153)	(39,655)	(28,387)	(20,857)	(22,183)

221,386	115,405	2,201,452	2,531,141	1,925,698	2,896,596	135,312	319,016	39,653	42,595
16,424	45,123	224,316	404,139	568,729	493,782	2,779	83,609	18,356	4,090
273,225	260,836	1,312,856	2,471,851	129,738	171,437	40,828	87,397	91,290	62,672

8,560	4,173	240,567	301,340	85,209	73,090	25,081	16,712	11,921	15,559
420	312	16,688	50,042	48,847	28,024	1,361	2,694	614	419
7,798	5,580	184,542	345,474	17,877	18,339	8,559	5,901	6,727	5,232

(182,404)	(174,160)	(2,980,942)	(1,476,733)	(2,141,882)	(3,312,024)	(286,899)	(557,321)	(147,670)	(150,292)
(32,791)	(60,864)	(189,447)	(1,054,123)	(352,848)	(251,415)	(11,064)	(184,952)	(9,238)	(3,292)
(258,806)	(348,708)	(3,301,480)	(2,833,460)	(313,355)	(575,998)	(116,297)	(185,640)	(65,683)	(61,652)

53,812	(152,303)	(2,291,448)	739,671	(31,987)	(458,169)	(200,340)	(412,584)	(54,030)	(84,669)

0	0	96	105	199	47	14	55	1	2

53,812	(152,304)	(2,207,436)	(66,999)	(39,807)	(470,915)	(136,915)	(335,028)	(44,199)	(92,161)

306,789	459,093	14,132,571	14,199,570	3,763,665	4,234,580	1,052,015	1,387,043	544,048	636,209
$360,601	$306,789	$11,925,135	$14,132,571	$3,723,858	$3,763,665	$915,100	$1,052,015	$499,849	$544,048

$80	$48	$(14,262)	$35,022	$4,758	$6,803	$30,052	$25,522	$171	$254

Annual Report	March 31, 2007	43

Schedule of Investments  Convertible Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Verso Paper Holdings LLC
5.265% due 02/01/2013	$300	$301

Total Bank Loan Obligations (Cost $297)		301

CORPORATE BONDS & NOTES 12.2%

BANKING & FINANCE 0.3%
Yankee Acquisition Corp.
9.750% due 02/15/2017	175	178

INDUSTRIALS 10.8%
Aramark Corp.
8.500% due 02/01/2015	500	523

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	300	324

CCO Holdings LLC
8.750% due 11/15/2013	400	416

Charter Communications Holdings II LLC
10.250% due 09/15/2010	80	85

Charter Communications Operating LLC
8.375% due 04/30/2014	250	262

Continental Airlines, Inc.
9.798% due 04/01/2021	237	265

CSC Holdings, Inc.
7.250% due 07/15/2008	100	102

Digicel Group Ltd.
8.875% due 01/15/2015	175	170

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	50	54
8.375% due 04/01/2017	150	163
8.564% due 04/01/2015	600	632

Freescale Semiconductor, Inc.
10.125% due 12/15/2016	500	504

Intelsat Bermuda Ltd.
8.872% due 01/15/2015	500	512

JetBlue Airways Corp.
9.605% due 03/15/2008	191	194

MacDermid, Inc.
9.500% due 04/15/2017 (a)	150	150

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	250	249
8.875% due 02/15/2009	500	512

Pilgrim’s Pride Corp.
8.375% due 05/01/2017	170	168

Verso Paper Holdings LLC
11.375% due 08/01/2016	500	526

West Corp.
9.500% due 10/15/2014 (e)	500	520

Windstream Corp.
8.625% due 08/01/2016	125	137

		6,468

UTILITIES 1.1%
LCI International, Inc.
7.250% due 06/15/2007	100	100

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	500	530

		630

Total Corporate Bonds & Notes (Cost $7,037)		7,276

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS & NOTES 74.9%

BANKING & FINANCE 7.6%
American Equity Investment Life Holding Co.
5.250% due 12/06/2024	$250	$300

AngloGold Ashanti Holdings PLC
2.375% due 02/27/2009	100	100

Deutsche Bank AG
0.000% due 05/28/2008	275	375
0.000% due 09/29/2008	600	561
2.000% due 10/07/2009	300	277

ERP Operating LP
3.850% due 08/15/2026	250	254

Forest City Enterprises, Inc.
3.625% due 10/15/2011	500	578

Goldman Sachs Group, Inc.
3.321% due 09/20/2011	250	231

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009	500	606

Merrill Lynch & Co., Inc.
0.000% due 03/13/2032	350	426

Prudential Financial, Inc.
2.600% due 11/15/2035	125	129

U.S. Bancorp
3.600% due 09/20/2036	500	503
3.880% due 12/11/2035	175	177

		4,517

INDUSTRIALS 61.6%
Actuant Corp.
2.000% due 11/15/2023	90	122

Alliant Techsystems, Inc.
2.750% due 02/15/2024	300	358

Allied Waste North America, Inc.
4.250% due 04/15/2034	250	238

Alza Corp.
0.000% due 07/28/2020	298	248

Amazon.com, Inc.
4.750% due 02/01/2009	141	141

American Tower Corp.
3.000% due 08/15/2012	350	693

Amgen, Inc.
0.125% due 02/01/2011	800	735
0.375% due 02/01/2013	500	452

Amylin Pharmaceuticals, Inc.
2.500% due 04/15/2011	100	128

Anixter International, Inc.
1.000% due 02/15/2013	250	295

Archer Daniels Midland Co.
0.875% due 02/15/2014	600	620

Armor Holdings, Inc.
2.000% due 11/01/2024	430	604

ArvinMeritor, Inc.
4.625% due 03/01/2026	250	284

Bausch & Lomb, Inc.
5.901% due 08/01/2023	225	254

Bristol-Myers Squibb Co.
4.855% due 09/15/2023	250	253

Caesars Entertainment, Inc.
5.360% due 04/15/2024	250	336

Carnival Corp.
2.000% due 04/15/2021	400	494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cell Genesys, Inc.
3.125% due 11/01/2011	$400	$329

Cephalon, Inc.
0.000% due 06/15/2033	175	234

Ceradyne, Inc.
2.875% due 12/15/2035	250	290

Charter Communications, Inc.
5.875% due 11/16/2009	28	38

Chesapeake Energy Corp.
2.750% due 11/15/2035	250	262

Comcast Corp.
2.000% due 11/15/2029	6	251

Costco Wholesale Corp.
0.000% due 08/19/2017	100	123

Dobson Communications Corp.
1.500% due 10/01/2025	300	321

Edwards Lifesciences Corp.
3.875% due 05/15/2033	275	289

Electronic Data Systems Corp.
3.875% due 07/15/2023	150	159

EMC Corp.
1.750% due 12/01/2011 (e)	1,050	1,133

Fisher Scientific International, Inc.
2.500% due 10/01/2023	255	521

Flextronics International Ltd.
1.000% due 08/01/2010	200	193

Fluor Corp.
1.500% due 02/15/2024	275	449

Ford Motor Co.
4.250% due 12/15/2036 (e)	900	997

Four Seasons Hotels, Inc.
1.875% due 07/30/2024	400	484

Genzyme Corp.
1.250% due 12/01/2023	350	361

Gilead Sciences, Inc.
0.625% due 05/01/2013	300	340

Goodyear Tire & Rubber Co.
4.000% due 06/15/2034	200	528

Halliburton Co.
3.125% due 07/15/2023	175	301

Hanover Compressor Co.
4.750% due 01/15/2014	200	329

Headwaters, Inc.
2.500% due 02/01/2014	300	303
2.875% due 06/01/2016	100	102

Hilton Hotels Corp.
3.375% due 04/15/2023	452	738

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	600	586

Host Marriott LP
3.250% due 04/15/2024	375	598

ImClone Systems, Inc.
1.375% due 05/15/2024	200	186

Intel Corp.
2.950% due 12/15/2035	450	392

International Game Technology, Inc.
2.600% due 12/15/2036	300	293

Interpublic Group of Cos., Inc.
4.250% due 03/15/2023 (e)	500	623
4.500% due 03/15/2023	225	268

Invitrogen Corp.
2.000% due 08/01/2023	250	269

44	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Juniper Networks, Inc.
0.000% due 06/15/2008	$200	$222

Keane, Inc.
2.000% due 06/15/2013	140	138

Kyphon, Inc.
1.000% due 02/01/2012	125	125
1.250% due 02/01/2014	125	124

Lamar Advertising Co.
2.875% due 12/31/2010	260	358

Lockheed Martin Corp.
5.110% due 08/15/2033 (e)	1,725	2,400

Lowe’s Cos., Inc.
0.000% due 02/16/2021	200	208
0.000% due 10/19/2021	100	110

Macrovision Corp.
2.625% due 08/15/2011	200	225

Magnum Hunter Resources, Inc.
5.355% due 12/15/2023	200	281

Manor Care, Inc.
2.625% due 04/15/2023	325	564

Masco Corp.
0.000% due 07/20/2031	275	130

Medtronic, Inc.
1.250% due 09/15/2021	550	551
1.625% due 04/15/2013 (e)	825	848

Millipore Corp.
3.750% due 06/01/2026	250	269

Nabors Industries, Inc.
0.000% due 06/15/2023	250	258

Nortel Networks Corp.
1.750% due 04/15/2012	500	504
2.125% due 04/15/2014	500	505
4.250% due 09/01/2008	250	248

Novell, Inc.
7.830% due 07/15/2024	150	148

Omnicare, Inc.
3.250% due 12/15/2035	250	220

Placer Dome, Inc.
2.750% due 10/15/2023	120	153

Pride International, Inc.
3.250% due 05/01/2033	200	253

Qwest Communications International, Inc.
3.500% due 11/15/2025	250	415

Red Hat, Inc.
0.500% due 01/15/2024	450	485

RF Micro Devices, Inc.
1.500% due 07/01/2010	125	127

Roper Industries, Inc.
1.481% due 01/15/2034 (i)	450	318

SanDisk Corp.
1.000% due 05/15/2013	250	220

Schlumberger Ltd.
1.500% due 06/01/2023	355	683

Scientific Games Corp.
0.750% due 12/01/2024	525	645

Sinclair Broadcast Group, Inc.
4.875% due 07/15/2018	450	445

Solectron Corp.
0.500% due 02/15/2034	325	268

St. Jude Medical, Inc.
2.800% due 12/15/2035	250	250

Symantec Corp.
1.000% due 06/15/2013	500	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Synaptics, Inc.
0.750% due 12/01/2024	$250	$225

Teva Pharmaceutical Finance Co. BV
1.750% due 02/01/2026 (e)	1,000	978

Transocean, Inc.
1.500% due 05/15/2021	250	294

UtStarcom, Inc.
7.625% due 03/01/2008	350	348

Walt Disney Co.
2.125% due 04/15/2023	675	819

Wyeth
4.877% due 01/15/2024	401	430

Wynn Resorts Ltd.
6.000% due 07/15/2015	125	517

Xilinx, Inc.
3.125% due 03/15/2037 (e)	800	801

Yahoo!, Inc.
0.000% due 04/01/2008	195	302

YRC Worldwide, Inc.
3.375% due 11/25/2023	304	360

		36,855

UTILITIES 5.7%
CenterPoint Energy, Inc.
3.750% due 05/15/2023	225	359

CMS Energy Corp.
3.375% due 07/15/2023	450	771

Commonwealth Telephone Enterprises, Inc.
3.250% due 07/15/2023	250	278

Covanta Holding Corp.
1.000% due 02/01/2027	250	247

Duke Energy Corp.
1.750% due 05/15/2023	300	299

Lucent Technologies, Inc.
2.875% due 06/15/2023	489	490

Nextel Communications, Inc.
5.250% due 01/15/2010	125	125

PPL Energy Supply LLC
2.625% due 05/15/2023	300	494

Time Warner Telecom, Inc.
2.375% due 04/01/2026	250	328

		3,391

Total Convertible Bonds & Notes (Cost $39,237)		44,763

MUNICIPAL BONDS & NOTES 0.6%
Illinois State Finance Authority Sports Facilities Revenue Notes, Series 2007
9.000% due 03/01/2014	320	322

Total Municipal Bonds & Notes (Cost $320)		322

	SHARES
COMMON STOCKS 7.2%

CAPITAL GOODS 0.4%
Tyco International Ltd.	7,200	227

COMMUNICATIONS 0.5%
Citizens Communications Co.	10,000	149
Windstream Corp.	9,800	144

		293

	SHARES	VALUE (000S)
CONSUMER DISCRETIONARY 0.2%
Xerox Corp. (b)	9,000	$152

CONSUMER SERVICES 1.6%
News Corp. ‘B’	18,600	455
Time Warner, Inc.	26,500	523

		978

ENERGY 1.0%
Ferrellgas Partners-LP	7,400	171
Pioneer Natural Resources Co.	5,000	216
Suburban Propane Partners LP	5,200	229

		616

HEALTHCARE 0.7%
Celgene Corp. (b)	3,700	194
Triad Hospitals, Inc. (b)	3,800	199

		393

TECHNOLOGY 0.4%
Advanced Micro Devices, Inc. (b)	7,600	99
Corning, Inc. (b)	5,000	114

		213

UTILITIES 2.4%
Public Service Enterprise Group, Inc.	4,090	340
Reliant Energy, Inc. (b)	14,149	287
TXU Corp.	2,600	167
Williams Cos., Inc.	21,800	620

		1,414

Total Common Stocks (Cost $3,270)		4,286

CONVERTIBLE PREFERRED STOCKS 14.9%

CONSUMER DISCRETIONARY 3.6%
Celanese Corp.
4.250% due 12/31/2049	10,000	411

General Motors Corp.
5.250% due 03/06/2032	44,000	913
6.250% due 07/15/2033	27,000	613

Huntsman Corp.
5.000% due 02/16/2008	5,500	235

		2,172

CONSUMER SERVICES 3.2%
Aspen Insurance Holdings Ltd.
5.625% due 12/31/2049	5,500	298

Fannie Mae
5.375% due 12/31/2049	3	302

Ford Motor Co. Capital Trust II
6.500% due 01/15/2032	12,500	447

Lehman Brothers Holdings, Inc.
6.250% due 10/15/2007	4,500	123

MetLife, Inc.
6.375% due 10/15/2007	11,200	361

Washington Mutual Capital Trust
5.375% due 05/03/2041	7,400	398

		1,929

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments Convertible Fund (Cont.)	March 31, 2007

	SHARES	VALUE (000S)
ENERGY 4.1%
Chesapeake Energy Corp.
4.500% due 12/31/2049	5,000	$492

El Paso Corp.
4.990% due 12/31/2049	550	699

Entergy Corp.
7.625% due 12/31/2049	8,000	520

NRG Energy, Inc.
4.000% due 12/31/2049	210	399
5.750% due 03/16/2009	1,000	325

		2,435

HEALTHCARE 0.6%
Schering-Plough Corp.
6.000% due 09/14/2007	6,500	382

	SHARES	VALUE (000S)
INDUSTRIALS 2.9%
Allied Waste Industries, Inc.
6.250% due 03/01/2008	2,000	$671

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010	10,000	1,069

		1,740

UTILITIES 0.5%
PNM Resources, Inc.
6.750% due 05/01/2010	5,000	270

Total Convertible Preferred Stocks (Cost $7,830)		8,928

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 1.2%

COMMERCIAL PAPER 1.2%
Natixis S.A.
5.400% due 04/02/2007	$700	$700

U.S. TREASURY BILLS 0.0%
4.949% due 06/14/2007 (c)(f)	40	39

Total Short-Term Instruments (Cost $739)		739

PURCHASED OPTIONS (h) 0.0%

(Cost $101)		24

Total Investments (d) 111.5% (Cost $58,831)		$66,639

Other Assets and Liabilities (Net) (11.5%)		(6,861)

Net Assets 100.0%		$59,778

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Non-income producing security.
(c)	Coupon represents a weighted average rate.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $150 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $1,775 at a weighted average interest rate of 5.38%. On March 31, 2007, securities valued at $7,489 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $39 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	9	$(18)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.150%	)	03/20/2009	$500	$11
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(5.100%	)	03/20/2014	500	32
Barclays Bank PLC	Intelsat Bermuda Ltd. 11.250% due 06/15/2016	Buy	(1.000%	)	03/20/2010	500	(1)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010	500	11
Barclays Bank PLC	Owens-Illinois, Inc. 7.800% due 05/15/2018	Buy	(3.550%	)	09/20/2011	135	(6)
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012	500	(17)
Bear Stearns & Co., Inc.	Cablevision Systems Corp. 8.000% due 04/15/2012	Buy	(2.530%	)	06/20/2011	600	(7)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	0.530%		06/20/2007	150	0
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	250	(1)
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Buy	(0.680%	)	03/20/2010	500	7
Citibank N.A.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.780%		03/20/2014	500	(10)
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(1.750%	)	12/20/2008	250	(2)
Credit Suisse First Boston	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Buy	(2.250%	)	12/20/2009	1,000	(18)
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Buy	(2.250%	)	03/20/2010	300	3
Credit Suisse First Boston	Univision Communications, Inc. 7.850% due 07/15/2011	Buy	(1.550%	)	03/20/2010	900	23
Credit Suisse First Boston	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%		12/20/2010	250	11
Credit Suisse First Boston	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	1,000	6
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Sell	3.500%		03/20/2012	600	(9)
Credit Suisse First Boston	Univision Communications, Inc. 7.850% due 07/15/2011	Sell	2.850%		03/20/2012	600	(24)
Credit Suisse First Boston	Celestica, Inc. 7.875% due 07/01/2011	Sell	4.400%		06/20/2012	150	0
Credit Suisse First Boston	Sanmina-SCI Corp. 8.125% due 03/01/2016	Sell	4.600%		06/20/2012	150	0
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.750%		06/20/2012	150	0
Credit Suisse First Boston	SunGard Data Systems, Inc. 9.125% due 08/15/2013	Sell	2.500%		06/20/2012	150	0
Credit Suisse First Boston	Lear Corp. 5.750% due 08/01/2014	Buy	(4.200%	)	03/20/2014	300	7
Deutsche Bank AG	JetBlue Airways Corp. 3.500% due 07/15/2033	Buy	(3.300%	)	03/20/2008	250	0
Deutsche Bank AG	Freescale Semiconductor, Inc. 7.125% due 07/15/2014	Sell	2.600%		12/20/2009	1,000	27
Deutsche Bank AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.080%		03/20/2011	1,000	(44)
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Buy	(1.870%	)	03/20/2010	1,000	(10)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	500	5
Goldman Sachs & Co.	HCA, Inc. 6.950% due 05/01/2012	Sell	3.320%		03/20/2012	1,000	23

46	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY8 Index	Sell	1.030%		06/20/2012	$500	$0
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Sell	3.650%		12/20/2010	250	8
JPMorgan Chase & Co.	Cablevision Systems Corp. 8.000% due 04/15/2012	Sell	2.730%		06/20/2011	600	12
JPMorgan Chase & Co.	Tenet Healthcare Corp. 6.375% due 12/01/2011	Buy	(4.700%	)	12/20/2012	250	(9)
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(2.050%	)	12/20/2011	1,000	0
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	500	3
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	600	1
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	200	0
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	500	(7)
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	500	3
Royal Bank of Scotland Group PLC	Freeport-McMoRan Copper & Gold, Inc. 10.125% due 02/01/2010	Buy	(1.680%	)	03/20/2012	600	(14)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	500	4
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Sell	1.800%		03/20/2010	500	(5)

							$13

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Short	Allied Waste Industries, Inc.	5.090%	04/23/2007	25,000	$(8)
Merrill Lynch & Co., Inc.	Short	EMC Corp.	5.110%	04/23/2007	32,700	(5)
Merrill Lynch & Co., Inc.	Short	Forest City Enterprises, Inc.	5.090%	04/23/2007	2,500	(13)
Merrill Lynch & Co., Inc.	Short	Interpublic Group of Cos., Inc.	5.074%	04/23/2007	33,400	21
Merrill Lynch & Co., Inc.	Short	Lockheed Martin Corp.	5.110%	04/23/2007	14,800	34
Merrill Lynch & Co., Inc.	Short	Xilinx, Inc.	5.083%	04/23/2007	20,500	0
Merrill Lynch & Co., Inc.	Long	Neveen Floating Rate Income Opportunity Fund	5.598%	06/25/2007	22,800	2

						$31

(h)	Purchased options outstanding on March 31, 2007:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - AMEX Ford Motor Co.	$ 10.000	01/19/2008	$45	$87	$20
Call - AMEX JetBlue Airways Corp.	23.375	01/19/2008	1,800	14	4

				$101	$24

(i)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date(s)	Cost	Market Value	Market Value as Percentage of Net Assets
Roper Industries, Inc.	1.481%	01/15/2034	03/08/2005	$227	$318	0.53%

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%
Amadeus Global Travel Distribution S.A.
8.070% due 04/08/2013	$2,500	$2,522
8.570% due 04/08/2014	2,500	2,533

Appleton Papers, Inc.
7.600% due 06/11/2010	121	121
7.610% due 06/11/2010	114	115

Biomet, Inc.
6.000% due 03/08/2008	2,500	2,490

Charter Communications Operating LLC
7.985% due 04/25/2013	3,500	3,499

CSC Holdings, Inc.
7.110% due 02/24/2013	1,880	1,889
7.120% due 03/29/2013	110	110

Ford Motor Co.
8.360% due 11/29/2013	998	1,002

General Motors Acceptance Corp.
7.725% due 11/17/2013	1,000	1,009

Georgia-Pacific Corp.
7.340% due 12/20/2012	7,238	7,284
7.364% due 12/20/2012	682	686

HCA, Inc.
7.614% due 11/14/2013	2,500	2,524

Hertz Corp.
5.350% due 12/21/2012	222	224
7.070% due 12/21/2012	1,169	1,178
7.090% due 12/21/2012	75	76

Ineos Group Holdings PLC
7.580% due 10/07/2013	1,485	1,508
8.080% due 10/07/2014	1,485	1,513

Kingdom of Morocco
7.350% due 01/05/2009	29	30

Lukoil Finance Ltd.
6.020% due 01/11/2009	5,000	4,974

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	1,990	1,994

Reynolds American, Inc.
7.104% due 05/11/2012	1,371	1,384
7.125% due 05/11/2012	1,048	1,058
7.125% due 05/31/2012	68	69

Shackleton Re Ltd.
12.875% due 08/01/2008	1,500	1,500
13.371% due 08/01/2008	500	507

Total Bank Loan Obligations (Cost $41,652)		41,799

CORPORATE BONDS & NOTES 39.8%

BANKING & FINANCE 8.2%
ABX Financing Co.
6.350% due 10/15/2036	2,100	2,082

AES Ironwood LLC
8.857% due 11/30/2025	1,605	1,814

AES Red Oak LLC
8.540% due 11/30/2019	2,642	2,886

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	251

American Honda Finance Corp.
4.500% due 05/26/2009	500	494

American International Group, Inc.
2.875% due 05/15/2008	1,000	975
5.350% due 06/23/2008	1,000	1,000

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banco Santander Chile
5.690% due 12/09/2009	$5,000	$5,051

Bank of America Corp.
3.875% due 01/15/2008	920	910

BankAmerica Instit-A
8.070% due 12/31/2026	500	521

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	2,623	2,993

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	979

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	484

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,147

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	200

C10 Capital SPV Ltd.
6.722% due 12/01/2049	2,000	1,976

Calabash Re II Ltd.
16.255% due 01/08/2010	1,000	1,044

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	989

Citicorp
6.375% due 11/15/2008	400	408

Citigroup, Inc.
6.000% due 02/21/2012	650	675

Columbia University
6.875% due 12/15/2015	500	542

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,430

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	7,032	7,292

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,999
5.250% due 07/29/2014	6,625	6,609

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,970

First Empire Capital Trust II
8.277% due 06/01/2027	500	522

Ford Motor Credit Co.
7.250% due 10/25/2011	1,400	1,362
8.000% due 12/15/2016	11,770	11,344

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	977
7.625% due 06/01/2015	375	383

Foundation Re II Ltd.
12.110% due 11/26/2010	1,800	1,833

Frank Russell Co.
5.625% due 01/15/2009	500	505

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,437

General Electric Capital Corp.
5.450% due 01/15/2013	5,000	5,071
5.875% due 02/15/2012	500	517

General Motors Acceptance Corp.
8.000% due 11/01/2031	4,100	4,408

General RE Corp.
9.000% due 09/12/2009	500	542

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,182
5.250% due 10/15/2013	2,400	2,380
5.690% due 07/23/2009	2,150	2,162
5.700% due 09/01/2012	165	168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.125% due 02/15/2033	$45	$45
7.350% due 10/01/2009	500	527

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,507

HBOS PLC
5.920% due 09/29/2049	5,000	4,907

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	460	485

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	3,103

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	383

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,496

HSBC Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	116
6.400% due 06/17/2008	950	963

HSBC Holdings PLC
6.500% due 05/02/2036	5,800	6,151

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,105

Idearc, Inc.
8.000% due 11/15/2016	2,800	2,894

Industrial Bank of Korea
4.000% due 05/19/2014	30	29

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,857

International Lease Finance Corp.
5.760% due 01/15/2010	3,000	3,022

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	994

JPMorgan Chase & Co.
5.396% due 06/26/2009	500	500

Kazkommerts International BV
8.500% due 04/16/2013	350	370

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	2,012

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	2,000	2,003

M&I Capital Trust A
7.650% due 12/01/2026	500	517

MBNA Capital B
6.160% due 02/01/2027	3,000	3,000

MetLife, Inc.
5.375% due 12/15/2012	45	46

Mizuho JGB Investment LLC
9.870% due 12/31/2049	600	632

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,564

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,456

Mystic Re Ltd.
11.660% due 12/05/2008	1,100	1,111
14.360% due 12/05/2008	850	856

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	727
7.250% due 03/01/2012	2,315	2,525

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	611

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	1,510	1,586

48	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Finance Ltd.
8.020% due 05/15/2007	$46	$46
9.690% due 08/15/2009	665	702

Petroleum Export Ltd.
5.265% due 06/15/2011	7,566	7,440

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,859	3,811

Rabobank Capital Funding II
5.260% due 12/31/2049	860	838

Residential Capital Corp.
6.375% due 06/30/2010	750	750

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,766

Royal Bank of Scotland Group PLC
5.760% due 07/06/2012	1,500	1,501
9.118% due 03/31/2049	500	553

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	1,000	1,035
7.175% due 05/16/2013	2,350	2,488

Sally Holdings LLC
9.250% due 11/15/2014	1,000	1,032

Shackleton Re Ltd.
13.360% due 02/07/2008	500	508

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	506

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,072

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	557

Targeted Return Index Securities Trust
7.548% due 05/01/2016	4,045	4,120

Tenneco, Inc.
8.625% due 11/15/2014	2,650	2,776
10.250% due 07/15/2013	2,700	2,956

TNB Capital L Ltd.
5.250% due 05/05/2015	570	562

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	995

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,524

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	270

Universal City Development Partners
11.750% due 04/01/2010	500	532

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	518

Ventas Realty LP
6.500% due 06/01/2016	400	412
6.750% due 04/01/2017	1,785	1,856
8.750% due 05/01/2009	500	532
9.000% due 05/01/2012	800	904

Vita Capital III Ltd.
6.466% due 01/01/2011	3,150	3,154

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007	10,100	10,116
8.260% due 07/30/2007	1,400	1,415

Wachovia Corp.
5.250% due 08/01/2014	500	495

Wells Fargo Capital X
5.950% due 12/15/2036	700	677

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,150

		203,666

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 24.0%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	$2,900	$2,951

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,857

Albertson’s, Inc.
7.750% due 06/15/2026	2,150	2,188

Allied Waste North America, Inc.
7.250% due 03/15/2015	3,500	3,587

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,627

AmeriGas Partners LP
7.125% due 05/20/2016	3,200	3,224
7.250% due 05/20/2015	500	507

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	515

Aramark Corp.
8.500% due 02/01/2015	4,470	4,671

Armor Holdings, Inc.
8.250% due 08/15/2013	325	343

ArvinMeritor, Inc.
8.125% due 09/15/2015	4,700	4,688

AstraZeneca PLC
5.400% due 06/01/2014	500	504

Atlantic Richfield Co.
8.530% due 02/27/2012	500	573

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	960

BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015	7,300	7,233
6.750% due 11/01/2013	1,500	1,619

Boise Cascade LLC
8.235% due 10/15/2012	500	504

Bombardier, Inc.
8.000% due 11/15/2014	3,050	3,172

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	1,725	1,861

Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,466

Boyd Gaming Corp.
7.125% due 02/01/2016	1,000	985

Brinker International, Inc.
5.750% due 06/01/2014	500	492

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	703
8.250% due 07/01/2014	1,850	1,878

C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	496

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	532
7.500% due 09/01/2009	5,000	5,228
8.875% due 09/15/2008	335	350

CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,875

CBS Corp.
5.625% due 08/15/2012	3,500	3,514

CCO Holdings LLC
8.750% due 11/15/2013	5,150	5,356

CDRV Investors, Inc.
9.860% due 12/01/2011 (a)	725	721

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	$1,500	$1,623

Chart Industries, Inc.
9.875% due 10/15/2015	1,300	1,365

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,060

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,278
6.875% due 01/15/2016	2,760	2,808

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	487

CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,916
6.150% due 10/24/2036	2,100	2,155

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,457

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	361

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,134
7.125% due 06/15/2013	2,130	2,311

Comcast Corp.
5.300% due 01/15/2014	2,000	1,976
5.500% due 03/15/2011	500	506
5.900% due 03/15/2016	2,900	2,955
6.500% due 01/15/2015	100	106
7.050% due 03/15/2033	200	215

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	521

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	576

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,829

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,200	1,125

Corrections Corp. of America
7.500% due 05/01/2011	150	155

Cox Communications, Inc.
7.125% due 10/01/2012	725	783

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	439
7.750% due 11/15/2015	525	549

CSC Holdings, Inc.
7.625% due 04/01/2011	2,300	2,369
7.875% due 02/15/2018	275	284
8.125% due 08/15/2009	25	26

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	1,632	1,635

DaVita, Inc.
7.250% due 03/15/2015	3,400	3,455

Delhaize America, Inc.
8.050% due 04/15/2027	600	640
9.000% due 04/15/2031	4,000	4,826

Dex Media West LLC
9.875% due 08/15/2013	5,555	6,090

Digicel Group Ltd.
8.875% due 01/15/2015	800	778
9.125% due 01/15/2015	300	288

DirecTV Holdings LLC
8.375% due 03/15/2013	1,570	1,662

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	258

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	$100	$102

DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,658

Dynegy Holdings, Inc.
8.375% due 05/01/2016	4,270	4,462

EchoStar DBS Corp.
7.125% due 02/01/2016	3,000	3,112

El Paso Corp.
7.750% due 06/15/2010	300	321
7.875% due 06/15/2012	620	677
8.050% due 10/15/2030	2,550	2,907

El Paso Natural Gas Co.
7.625% due 08/01/2010	200	210

El Paso Production Holding Co.
7.750% due 06/01/2013	10,425	10,946

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,424

Enterprise Products Operating LP
4.000% due 10/15/2007	700	695
4.625% due 10/15/2009	1,100	1,086
4.950% due 06/01/2010	600	595

Ferrellgas Partners LP
8.750% due 06/15/2012	3,320	3,461

Fisher Communications, Inc.
8.625% due 09/15/2014	500	538

Ford Motor Co.
7.450% due 07/16/2031	1,625	1,265

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,077	2,251

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	500	503
10.125% due 12/15/2016	2,500	2,519

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,329

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,002

Gaz Capital for Gazprom
6.212% due 11/22/2016	6,300	6,319
8.625% due 04/28/2034	24,040	30,952

Gazprom International S.A.
7.201% due 02/01/2020	5,103	5,381

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,599	2,601

General Motors Corp.
8.250% due 07/15/2023	5,325	4,819

Georgia-Pacific Corp.
7.125% due 01/15/2017	1,150	1,159
8.000% due 01/15/2024	5,720	5,777
8.125% due 05/15/2011	800	844

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	925	999

Greif, Inc.
6.750% due 02/01/2017	5,300	5,366

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	648

Hanover Compressor Co.
8.625% due 12/15/2010	500	528

Hanover Equipment Trust
8.500% due 09/01/2008	443	447
8.750% due 09/01/2011	2,000	2,090

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HCA, Inc.
6.750% due 07/15/2013	$4,450	$4,116
7.190% due 11/15/2015	1,700	1,508
9.250% due 11/15/2016	5,000	5,406
9.625% due 11/15/2016 (a)	4,000	4,330

Hertz Corp.
8.875% due 01/01/2014	1,300	1,407

Hess Corp.
6.650% due 08/15/2011	810	854
7.300% due 08/15/2031	425	470

Hewlett-Packard Co.
6.500% due 07/01/2012	500	532

HJ Heinz Co.
6.428% due 12/01/2008	5,100	5,190

Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,247

Hospira, Inc.
4.950% due 06/15/2009	500	495

Host Marriott LP
6.750% due 06/01/2016	900	911
7.000% due 08/15/2012	2,250	2,303

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,998

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,732

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,639

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	6,008

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	1,000	1,048

Invensys PLC
9.875% due 03/15/2011	96	104

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	922
8.800% due 01/30/2017	2,200	2,343

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	279	280

L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,494
7.625% due 06/15/2012	4,160	4,306

Lyondell Chemical Co.
8.000% due 09/15/2014	2,500	2,631

Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,661
9.500% due 08/01/2008	750	787
10.250% due 08/01/2007	100	102

Marathon Oil Corp.
6.000% due 07/01/2012	500	518

MGM Mirage
8.375% due 02/01/2011	3,225	3,410
9.750% due 06/01/2007	230	232

Miller Brewing Co.
5.500% due 08/15/2013	1,000	1,001

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,414

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	28,250	33,550

Nalco Co.
7.750% due 11/15/2011	2,825	2,910
8.875% due 11/15/2013	400	427

Newfield Exploration Co.
6.625% due 09/01/2014	1,000	1,005

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Norampac, Inc.
6.750% due 06/01/2013	$1,170	$1,163

Norfolk Southern Corp.
5.640% due 05/17/2029	164	151
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	3,200	3,528
10.750% due 07/15/2016	2,025	2,258

Northwest Airlines, Inc.
7.691% due 04/01/2017	997	999

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,381

Novelis, Inc.
7.250% due 02/15/2015	2,800	2,975

OPTI Canada, Inc.
8.250% due 12/15/2014	3,700	3,866

Oracle Corp.
5.000% due 01/15/2011	10,000	9,972
5.590% due 01/13/2009	8,000	8,012

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	2,000	1,990
8.750% due 11/15/2012	750	793
8.875% due 02/15/2009	659	675

Peabody Energy Corp.
7.375% due 11/01/2016	2,040	2,157

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	10,143
5.948% due 12/03/2012	7,100	7,162
6.625% due 06/15/2035	420	433
6.655% due 06/15/2010	700	717
7.160% due 10/15/2009	2,600	2,690
7.375% due 12/15/2014	13,006	14,398
8.000% due 11/15/2011	1,800	1,994
8.625% due 02/01/2022	2,117	2,641
9.125% due 10/13/2010	500	561
9.250% due 03/30/2018	4,068	5,164
9.375% due 12/02/2008	203	216

Petrobras International Finance Co.
6.125% due 10/06/2016	500	512

Petronas Capital Ltd.
7.000% due 05/22/2012	250	270

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	955	957

Pioneer Natural Resources Co.
6.875% due 05/01/2018	2,000	1,976

Plains Exploration & Production Co.
7.000% due 03/15/2017	2,000	2,020

Premark International, Inc.
6.875% due 11/15/2008	500	513

Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,662

Qwest Communications International, Inc.
7.500% due 02/15/2014	17,875	18,501

Reynolds American, Inc.
7.625% due 06/01/2016	5,050	5,398

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	3,042

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,020

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,300	1,330

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	562

50	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	$5,000	$5,445

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,953

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	486

SemGroup LP
8.750% due 11/15/2015	4,350	4,437

Sensata Technologies BV
8.000% due 05/01/2014	1,940	1,938

Service Corp. International
7.625% due 10/01/2018	400	425

Sheraton Holding Corp.
7.375% due 11/15/2015	3,410	3,560

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,088

Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,538

Smurfit Kappa Funding PLC
9.625% due 10/01/2012	830	886

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	690	678
8.375% due 07/01/2012	5,150	5,189

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,011

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	500	538

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	2,684
7.750% due 08/15/2016	1,450	1,495

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,664

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,038

SUPERVALU, Inc.
7.500% due 11/15/2014	1,500	1,571

Target Corp.
4.875% due 05/15/2018	250	238

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	282
7.375% due 02/01/2013	625	584
9.875% due 07/01/2014	750	761

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,386

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,219
6.875% due 05/01/2012	2,625	2,800
7.700% due 05/01/2032	200	227

TNK-BP Finance S.A.
6.625% due 03/20/2017	4,000	3,980
7.500% due 07/18/2016	6,850	7,246

Triad Hospitals, Inc.
7.000% due 11/15/2013	3,350	3,513

Trinity Industries, Inc.
6.500% due 03/15/2014	800	796

TRW Automotive, Inc.
7.000% due 03/15/2014	2,900	2,856
7.250% due 03/15/2017	2,200	2,167
9.375% due 02/15/2013	1	1

Tyco International Group S.A.
6.375% due 10/15/2011	445	471
6.750% due 02/15/2011	500	533

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UGS Corp.
10.000% due 06/01/2012	$950	$1,044

United Airlines, Inc.
6.201% due 03/01/2010	572	576

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,274
6.250% due 01/23/2017	1,300	1,331
6.875% due 11/21/2036	3,145	3,264

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,700	1,776

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,378

Vitro S.A. de C.V.
8.625% due 02/01/2012	3,500	3,605
9.125% due 02/01/2017	800	824

VWR International, Inc.
8.000% due 04/15/2014	1,500	1,571

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	970
8.800% due 12/30/2014	500	600

Walt Disney Co.
6.200% due 06/20/2014	500	529
6.375% due 03/01/2012	640	677

Waste Management, Inc.
7.375% due 08/01/2010	900	958
7.650% due 03/15/2011	270	292

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,528
7.500% due 01/15/2031	3,500	3,728
7.625% due 07/15/2019	1,500	1,639
7.750% due 06/15/2031	115	124
7.875% due 09/01/2021	5,000	5,525

Williams Partners LP
7.250% due 02/01/2017	600	638

Windstream Corp.
8.625% due 08/01/2016	1,150	1,264

Wyeth
6.450% due 02/01/2024	300	316

Wynn Las Vegas LLC
6.625% due 12/01/2014	4,530	4,507

		597,174

UTILITIES 7.6%
AES Corp.
8.750% due 05/15/2013	6,040	6,463

America Movil S.A. de C.V.
5.500% due 03/01/2014	3,380	3,352
5.750% due 01/15/2015	15,400	15,494

American Cellular Corp.
10.000% due 08/01/2011	235	250

AT&T Corp.
6.000% due 03/15/2009	260	264
7.300% due 11/15/2011	947	1,029

Beaver Valley II Funding
9.000% due 06/01/2017	325	370

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,502

Carolina Power & Light Co.
5.125% due 09/15/2013	750	742

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	5,189

Citizens Communications Co.
7.000% due 11/01/2025	400	370
7.875% due 01/15/2027	1,750	1,798
9.000% due 08/15/2031	2,770	3,047

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
6.875% due 12/15/2015	$1,450	$1,519

Complete Production Services, Inc.
8.000% due 12/15/2016	600	618

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	703

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,484

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,464

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,607
5.700% due 09/17/2012	260	266

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,499
5.625% due 11/30/2012	225	231

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,403

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	99
5.760% due 12/01/2009	2,600	2,599
6.090% due 12/08/2008	3,500	3,510

Florida Power Corp.
5.760% due 11/14/2008	5,000	5,002

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,726

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	2,450	2,548

Homer City Funding LLC
8.734% due 10/01/2026	1,466	1,675

Insight Midwest LP
9.750% due 10/01/2009	260	265

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,200	3,320
8.625% due 11/14/2011	4,125	4,470

KT Corp.
4.875% due 07/15/2015	3,000	2,880

Majapahit Holding BV
7.250% due 10/17/2011	8,200	8,446
7.750% due 10/17/2016	600	632

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	309

Midwest Generation LLC
8.560% due 01/02/2016	355	388
8.750% due 05/01/2034	3,750	4,088

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,060

Nevada Power Co.
5.875% due 01/15/2015	450	456
6.500% due 05/15/2018	8,025	8,420

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,451

Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,076
7.375% due 08/01/2015	6,625	6,859

NiSource Finance Corp.
5.930% due 11/23/2009	7,000	7,012

NRG Energy, Inc.
7.250% due 02/01/2014	1,700	1,747
7.375% due 02/01/2016	5,500	5,665

NSTAR Electric Co.
7.800% due 05/15/2010	500	538

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,510

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pedernales Electric Cooperative
5.952% due 11/15/2022	$500	$513

Progress Energy, Inc.
7.000% due 10/30/2031	170	189
7.100% due 03/01/2011	4,796	5,124

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,302

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,914
5.500% due 12/01/2015	900	889
6.950% due 06/01/2012	270	289
7.750% due 04/15/2011	1,000	1,085

Qwest Corp.
7.250% due 09/15/2025	1,000	1,036
7.500% due 10/01/2014	5,000	5,300
7.500% due 06/15/2023	2,000	2,042
8.875% due 03/15/2012	1,790	1,987

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	1,680	1,650

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	450

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	4,086
9.500% due 07/15/2013	50	55

Rural Cellular Corp.
9.875% due 02/01/2010	1,800	1,908

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,732

South Point Energy Center LLC
8.400% due 05/30/2012 (g)	1,019	998

TECO Energy, Inc.
6.750% due 05/01/2015	8,150	8,608
7.500% due 06/15/2010	1,300	1,384

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,827

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	3,050	3,256

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	475

Verizon New England, Inc.
6.500% due 09/15/2011	625	652

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	507

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	238

		187,937

Total Corporate Bonds & Notes (Cost $976,056)		988,777

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	509

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	495

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	497

Total Municipal Bonds & Notes (Cost $1,509)		1,501

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
4.259% due 02/01/2035	$761	$763
5.000% due 12/01/2013 - 03/01/2021	7,982	7,884
5.500% due 12/01/2032 - 04/01/2037	165,804	164,209
6.000% due 12/01/2035 - 05/01/2037	403,193	406,203
6.133% due 03/01/2044	298	302
6.278% due 03/01/2011	421	438
6.500% due 08/01/2011	81	82
8.000% due 06/01/2008	50	51

Federal Farm Credit Bank
7.561% due 11/29/2049	500	548

Federal Home Loan Bank
4.060% due 08/25/2009	309	302

Freddie Mac
4.000% due 04/15/2022	1,090	1,080
5.000% due 06/15/2016 - 09/15/2024	2,243	2,236
5.500% due 09/15/2017	620	626
6.133% due 10/25/2044 - 02/25/2045	515	519
6.500% due 07/25/2043	25	26

Ginnie Mae
2.876% due 06/16/2012	93	92
3.956% due 09/16/2021	496	488
4.045% due 07/16/2020	736	723
4.385% due 08/16/2030	1,500	1,479
5.134% due 06/16/2023	387	387
6.569% due 09/16/2026	1,000	1,056
7.000% due 09/20/2007	5	5
8.000% due 09/15/2007 - 11/15/2007	2	2
9.000% due 10/15/2008 - 11/15/2008	5	5
9.250% due 12/20/2019 - 06/20/2021	22	24
9.500% due 07/15/2009 - 12/20/2020	10	11
10.000% due 07/15/2013	19	20

New Valley Generation
7.299% due 03/15/2019	822	926

Private Export Funding Corp.
4.550% due 05/15/2015	750	732
5.750% due 01/15/2008	500	502

Small Business Administration
4.340% due 03/01/2024	300	287
4.504% due 02/01/2014	129	126
5.130% due 09/01/2023	58	58
5.886% due 09/01/2011	418	428

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,015

Total U.S. Government Agencies (Cost $594,701)		593,635

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	215	213
2.375% due 01/15/2027	20,976	21,155

U.S. Treasury Strips
0.000% due 02/15/2036	67,000	16,798

Total U.S. Treasury Obligations (Cost $38,805)		38,166

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	$60	$60
4.776% due 01/25/2034	26	26

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	535

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	157	156

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	8	8

Countrywide Home Loan Mortgage Pass-Through Trust
3.820% due 10/19/2032	34	34
5.550% due 05/25/2035	493	493
5.590% due 05/25/2034	3	3

Credit Suisse Mortgage Capital Certificates
5.555% due 02/15/2039	5,000	5,078

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,270
5.435% due 09/15/2034	525	530

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	1,001

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,294

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	367	372

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,696
5.506% due 12/12/2044	4,985	5,043

MASTR Adjustable Rate Mortgages Trust
5.037% due 11/25/2033	121	122
5.120% due 08/25/2034	256	255

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,958

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	4,334	4,341

Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.590% due 12/25/2027	686	686
5.642% due 02/27/2034	28	28

Total Mortgage-Backed Securities (Cost $66,861)		66,996

ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
5.400% due 02/25/2036	438	439

Argent Securities, Inc.
5.400% due 03/25/2036	330	330

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	16	16

CPL Transition Funding LLC
6.250% due 01/15/2017	750	804

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	800

First NLC Trust
5.440% due 02/25/2036	762	762

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	25	25

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	693

Long Beach Mortgage Loan Trust
5.390% due 03/25/2036	428	428
5.410% due 01/25/2036	519	519

52	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	$461	$456

MASTR Asset-Backed Securities Trust
5.430% due 11/25/2035	1,088	1,089

Morgan Stanley Capital I
5.390% due 02/25/2036	1,160	1,161

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	199	200

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	491	491

Residential Asset Securities Corp.
5.390% due 07/25/2036	1,177	1,178
5.400% due 01/25/2036	466	466

Structured Asset Securities Corp.
5.450% due 12/25/2035	550	551

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	464	471

Total Asset-Backed Securities (Cost $10,823)		10,879

SOVEREIGN ISSUES 16.4%
Argentina Bonos
5.475% due 08/03/2012	35,255	25,375

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,679
7.500% due 09/19/2007	2,500	2,531
8.250% due 09/19/2027	570	699

Brazilian Government International Bond
6.000% due 01/17/2017	500	506
7.125% due 01/20/2037	3,335	3,697
7.875% due 03/07/2015	5,440	6,207
8.000% due 01/15/2018	99,075	112,153
8.250% due 01/20/2034	12,970	16,310
8.750% due 02/04/2025	2,830	3,644
8.875% due 10/14/2019	8,400	10,630
8.875% due 04/15/2024	2,907	3,786
10.000% due 08/07/2011	939	1,106
10.125% due 05/15/2027	650	946
10.250% due 06/17/2013	1,100	1,374
10.500% due 07/14/2014	2,600	3,347
11.000% due 01/11/2012	15,275	18,857
11.000% due 08/17/2040	6,675	9,013

Chile Government International Bond
5.500% due 01/15/2013	635	647
7.125% due 01/11/2012	1,157	1,255

China Development Bank
5.000% due 10/15/2015	500	492

Colombia Government International Bond
7.375% due 01/27/2017	2,400	2,618
7.375% due 09/18/2037	3,900	4,255
8.250% due 12/22/2014	5,200	5,931
9.750% due 04/23/2009	45	49
10.000% due 01/23/2012	941	1,113
10.375% due 01/28/2033	275	399
10.750% due 01/15/2013	8,800	10,956
11.750% due 02/25/2020	725	1,069

Croatia Government International Bond
6.212% due 07/31/2010	97	97

Ecuador Government International Bond
10.000% due 08/15/2030	3,000	2,685

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,145
10.250% due 11/08/2011	1,000	1,172

Hong Kong Government International Bond
5.125% due 08/01/2014	750	749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indonesia Government International Bond
6.875% due 03/09/2017	$5,700	$6,028

Korea Development Bank
4.250% due 11/13/2007	2,467	2,450
4.750% due 07/20/2009	2,250	2,231
5.480% due 10/31/2008	500	500
5.640% due 11/22/2012	7,500	7,527
5.750% due 09/10/2013	385	396
5.760% due 10/20/2009	1,800	1,813

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,492
5.125% due 05/20/2015	750	734

Malaysia Government International Bond
7.500% due 07/15/2011	899	978
8.750% due 06/01/2009	255	274

Mexico Government International Bond
5.625% due 01/15/2017	1,144	1,156
6.750% due 09/27/2034	5,576	6,095
7.500% due 04/08/2033	840	1,002
8.000% due 09/24/2022	45	56
9.875% due 02/01/2010	115	129
11.500% due 05/15/2026	1,000	1,641

Pakistan Government International Bond
7.125% due 03/31/2016	3,600	3,692

Panama Government International Bond
6.700% due 01/26/2036	6,424	6,700
7.250% due 03/15/2015	2,325	2,530
8.875% due 09/30/2027	500	640
9.375% due 07/23/2012	1,843	2,156
9.375% due 04/01/2029	75	100
9.625% due 02/08/2011	442	506

Peru Government International Bond
6.550% due 03/14/2037	307	319
8.375% due 05/03/2016	3,870	4,615
8.750% due 11/21/2033	1,000	1,320

Poland Government International Bond
4.000% due 10/27/2024	55	51

Republic of Korea
4.875% due 09/22/2014	2,100	2,051

Russia Government International Bond
5.000% due 03/31/2030	11,826	13,450
8.250% due 03/31/2010	5,056	5,306
11.000% due 07/24/2018	500	723
12.750% due 06/24/2028	500	909

Socialist Republic of Vietnam
4.000% due 03/12/2028	10,000	8,530

South Africa Government International Bond
6.500% due 06/02/2014	7,500	8,006
7.375% due 04/25/2012	2,730	2,972
9.125% due 05/19/2009	750	808

Ukraine Government International Bond
6.875% due 03/04/2011	780	810
7.650% due 06/11/2013	9,975	10,833
8.775% due 08/05/2009	1,700	1,815

Uruguay Government International Bond
7.625% due 03/21/2036	1,000	1,107
8.000% due 11/18/2022	7,471	8,517
9.250% due 05/17/2017	100	123

Venezuela Government International Bond
5.375% due 08/07/2010	6,000	5,880
6.000% due 12/09/2020	6,200	5,750
6.360% due 04/20/2011	1,500	1,487
8.500% due 10/08/2014	2,000	2,232
9.375% due 01/13/2034	5,300	6,848
10.750% due 09/19/2013	1,980	2,423

Total Sovereign Issues (Cost $388,021)		407,203

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 8.5%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400	$4,601

America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	10,900	1,002

Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	1,500	2,038

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,083

BCM Ireland Finance Ltd.
8.814% due 08/15/2016		1,900	2,627

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,889

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	10,830	4,861

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	561

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		4,000	2,783
10.000% due 01/01/2012		2,000	916

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,187

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	525	724

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,621

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,887

France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,297

Gaz Capital for Gazprom
5.440% due 11/02/2017		200	267
5.875% due 06/01/2015		14,000	19,395
7.800% due 09/27/2010		3,500	5,146

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,561

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,160

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,687

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,209

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,379

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,149

JSG Holding PLC
6.234% due 11/19/2013	EUR	566	763
6.234% due 11/29/2013		94	127
6.335% due 11/29/2013		229	309
6.343% due 11/29/2013		63	85
6.362% due 11/29/2013		73	98
6.396% due 11/29/2013		126	169
6.734% due 11/29/2014		660	892
6.757% due 11/29/2014		63	85
6.835% due 11/29/2014		229	310
6.862% due 11/29/2014		73	98
6.896% due 11/29/2014		126	170
10.125% due 10/01/2012		710	1,028

Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,550	6,618

Mexican Bonos
8.000% due 12/17/2015	MXN	11,000	1,023

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	$3,887

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	859

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	869

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013	EUR	2,100	2,837
6.579% due 11/30/2014		2,100	2,844
8.250% due 05/01/2016		3,300	4,816

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,318

OI European Group BV
6.875% due 03/31/2017		820	1,089

Pylon Ltd.
5.396% due 12/18/2008 (l)		1,500	2,023

QBE International Holdings PLC
8.340% due 08/03/2020	AUD	3,000	2,545

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,277

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,870

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,199

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	970

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,444

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	848
0.967% due 05/25/2011		100,000	853
4.375% due 10/27/2014	EUR	3,500	4,668

Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,805

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	9,868

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,293

UPC Broadband Holding BV
6.103% due 03/31/2013		1,855	2,491
6.103% due 12/31/2013		2,100	2,820

UPC Holding BV
7.750% due 01/15/2014		2,300	3,142

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Uruguay Government International Bond
6.875% due 01/19/2016	EUR	10,000	$14,394

Veolia Environnement
4.875% due 05/28/2013		3,460	4,691

Weather Investments II SARL
6.124% due 06/17/2012		2,100	2,812

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,514

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,413
6.798% due 06/17/2014		1,050	1,416

Total Foreign Currency-Denominated Issues (Cost $200,976)			211,680

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,355

Total Preferred Stocks (Cost $1,437)			1,355

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.1%

COMMERCIAL PAPER 21.8%
Bank of America Corp.
5.195% due 07/24/2007		$4,900	4,819
5.200% due 07/24/2007		63,100	62,097

Barclays U.S. Funding Corp.
5.215% due 06/29/2007		100,200	99,195

BNP Paribas Finance, Inc.
5.410% due 07/06/2007		27,700	27,700

DnB NORBank ASA
5.225% due 07/11/2007		68,400	67,469

ING U.S. Funding LLC
5.220% due 06/22/2007		61,700	60,948

Rabobank USA Financial Corp.
5.210% due 06/06/2007		57,603	57,033
5.390% due 06/06/2007		16,900	16,900

Societe Generale NY
5.220% due 08/22/2007		74,000	73,034
5.320% due 08/22/2007		1,100	1,100

UBS Finance Delaware LLC
5.205% due 08/01/2007		3,500	3,444
5.220% due 08/01/2007		68,100	67,348

			541,087

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$15,000	$15,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $15,286. Repurchase proceeds are $15,006.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,770	4,770

(Dated 03/30/2007. Collateralized by U.S. Treasury Bills 5.081% due 05/31/2007 valued at $4,867. Repurchase proceeds are $4,772.)

U.S. TREASURY BILLS 0.5%
4.942% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	13,590	13,447

Total Short-Term Instruments (Cost $574,540)		574,304

PURCHASED OPTIONS (i) 0.3%

(Cost $8,195)		7,419

Total Investments (j) 118.4% (Cost $2,903,576)		$2,943,714

Written Options (k) (0.3%) (Premiums $7,275)		(6,582)

Other Assets and Liabilities (Net) (18.1%)		(450,415)

Net Assets 100.0%		$2,486,717

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,715 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,483 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $22,806 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

54	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

(h)	Securities with an aggregate market value of $6,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,097	$468
90-Day Eurodollar December Futures	Long	12/2008	101	82
90-Day Eurodollar June Futures	Long	06/2007	1,560	195
90-Day Eurodollar June Futures	Long	06/2008	313	294
Euro-Bund 10-Year Note June Futures	Long	06/2007	342	(405)
U.S. Treasury 10-Year Note June Futures	Long	06/2007	100	(53)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	84	163
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,245	(1,096)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	128	(57)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,448	(1,562)

				$(1,971)

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011	EUR	4,900	$226
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%		12/20/2011		20,000	924
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		6,975	316
Morgan Stanley	Dow Jones ITRAX 4EU2 Index	Sell	0.350%		12/20/2010		43,600	359
Morgan Stanley	Dow Jones ITRAX 5EU2 Index	Sell	0.400%		06/20/2011		2,500	12
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		3,900	29
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		3,900	26
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		3,900	27
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		3,900	27
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		$1,500	14
Bank of America	Centex Corp. 5.250% due 06/15/2015	Buy	(0.890%	)	03/20/2017		3,000	174
Bank of America	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.960%	)	03/20/2017		3,000	135
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008		2,000	(6)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		3,100	18
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		11,500	187
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		3,900	127
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011		4,000	103
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		6,000	164
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,000	83
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		2,100	(77)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016		3,900	123
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016		2,000	(104)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		3,000	(188)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		3,000	(184)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		3,000	110
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		6,300	49
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009		4,000	13
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		17,200	47
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011		1,000	(10)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		3,000	31
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009		1,000	51
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011		7,200	363
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011		17,000	27
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%		06/20/2011		23,500	475
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012		3,000	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010		15,000	101
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%		09/04/2013		810	108
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%		09/05/2013		350	46
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%		09/17/2013		200	24
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013		210	18
Goldman Sachs & Co.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.120%	)	03/20/2017		3,000	198
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009		3,300	207
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%		01/20/2010		20,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,900	525
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012		5,000	13
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%		08/19/2013		200	28
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016		650	14
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016		3,000	(193)

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	$1,500	$2
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	223
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	163
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	111
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(106)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	10
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	17
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	7
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%	)	10/20/2011	9,200	383
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,500	71
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	3,000	55
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	4,500	42
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	500	1
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	1,500	36
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Buy	(0.650%	)	06/20/2016	28,900	85
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	3,500	56
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	13,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	91
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	36,000	33
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	12
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	4,500	459
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	4,300	35
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	18
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	68
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	25
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	530	46
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	11
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	600	38
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	700	8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,000	64
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	3,000	56
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	700	30
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	24
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	10
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,800	61
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	8
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	500	2
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.000%	)	03/20/2017	3,000	141
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.220%	)	03/20/2017	3,000	136

							$7,339

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.420%	05/25/2046	$5,900	$279
Goldman Sachs & Co.	ABS Home Equity Index	Sell	2.420%	05/25/2046	2,500	(445)

						$(166)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,800	$(9)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010	BRL	6,700	163
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		15,000	399
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		12,000	406
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,300	12
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,100	(41)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	9
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(1,731)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	176
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	15
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	92
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	1

56	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012	EUR	3,000	$7
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	135
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	17,300	1,125
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016	HUF	2,370,000	(752)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016		6,220,000	(2,593)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	23
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	7
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	7
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	273
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	270
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		76,000	375
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	35
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	1,520
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	114
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	271
Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2017		$78,000	(665)

							$(356)

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.250	06/18/2007	1,027	$10	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	890	8	0

				$18	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$1,380,000	$8,177	$7,419

(k)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$600,000	$7,275	$6,582

(l)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	11/14/2006	$1,931	$2,023	0.08%

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$23,085	$18,944	$21,341

(2) Market value includes $680 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  Diversified Income Fund  (Cont.)

(n)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	04/2007	$0	$(133)	$(133)
Buy	BRL	10,054	04/2007	0	(24)	(24)
Buy		12,692	05/2007	356	0	356
Sell		12,692	05/2007	2	0	2
Buy		8,916	06/2007	304	0	304
Buy		12,692	03/2008	0	(13)	(13)
Sell	CAD	8,016	04/2007	0	(94)	(94)
Buy	CLP	283,000	05/2007	0	(13)	(13)
Buy		2,150,405	06/2007	0	(84)	(84)
Buy		113,763	11/2007	3	0	3
Buy	CNY	29,232	05/2007	11	0	11
Buy		72,587	08/2007	198	0	198
Buy		2,189	09/2007	7	0	7
Buy		1,552	12/2007	1	0	1
Buy		296,147	01/2008	3	(18)	(15)
Buy	COP	361,440	04/2007	4	0	4
Sell		361,440	04/2007	2	0	2
Buy		361,440	03/2008	0	(2)	(2)
Buy	CZK	8,181	04/2007	11	0	11
Sell		8,181	04/2007	0	0	0
Buy		8,181	03/2008	0	0	0
Buy	EUR	673	04/2007	2	0	2
Sell		103,678	04/2007	0	(67)	(67)
Sell	GBP	21,308	04/2007	0	(427)	(427)
Buy	HKD	312	05/2007	0	0	0
Sell	HUF	1,052,410	05/2007	0	(34)	(34)
Sell		2,546,400	07/2007	0	(735)	(735)
Buy	IDR	3,953,037	07/2007	0	(4)	(4)
Buy	ILS	888	12/2007	3	0	3
Buy	INR	129,200	05/2007	48	0	48
Buy		15,704	06/2007	5	0	5
Buy	JPY	697,300	05/2007	160	0	160
Sell		1,208,959	05/2007	19	(42)	(23)
Buy	KRW	724,441	05/2007	0	(2)	(2)
Buy		592,800	06/2007	2	0	2
Buy		2,457,430	09/2007	8	0	8
Buy	MXN	69,556	04/2007	31	(7)	24
Sell		69,556	04/2007	9	0	9
Buy		69,556	03/2008	0	(8)	(8)
Buy	MYR	1,673	07/2007	3	0	3
Buy	NOK	59,677	04/2007	192	0	192
Buy	PLN	13,743	04/2007	156	0	156
Sell		13,743	04/2007	0	(22)	(22)
Buy		3,015	05/2007	33	0	33
Buy		13,743	03/2008	23	0	23
Buy	RUB	137,435	09/2007	121	0	121
Buy		22,916	11/2007	19	0	19
Buy		118,720	12/2007	42	0	42
Buy		166,957	01/2008	73	0	73
Buy	SGD	6,604	04/2007	41	0	41
Sell		1,209	04/2007	0	0	0
Buy		462	07/2007	3	0	3
Buy		397	09/2007	3	0	3
Buy		1,209	10/2007	0	0	0
Buy	SKK	10,523	04/2007	33	0	33
Sell		10,523	04/2007	0	(3)	(3)
Buy		10,523	03/2008	3	0	3
Buy	TRY	824	05/2007	21	0	21
Buy	ZAR	75,173	05/2007	161	(81)	80
Sell		75,173	05/2007	122	0	122
Buy		4,726	06/2007	0	(7)	(7)
Sell		1,173	06/2007	2	0	2

				$2,240	$(1,820)	$420

58	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Extended Duration Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.9%
ABX Financing Co.
6.350% due 10/15/2036	$10	$10

American Express Centurion Bank
5.319% due 05/07/2008	30	30

American Express Credit Corp.
5.380% due 03/02/2009	10	10

Citigroup, Inc.
5.388% due 12/26/2008	10	10

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	10	10

General Electric Capital Corp.
5.430% due 08/15/2011	10	10
5.460% due 10/21/2010	10	10

Georgia-Pacific Corp.
7.750% due 11/15/2029	30	30

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	31

Total Corporate Bonds & Notes (Cost $149)		151

U.S. GOVERNMENT AGENCIES 19.9%
Fannie Mae
4.000% due 02/25/2019	100	91
5.000% due 08/25/2033	36	30
5.500% due 04/25/2033 - 08/25/2035	78	75
6.000% due 12/25/2034	115	114

Federal Farm Credit Bank
5.750% due 12/07/2028	80	85

Federal Home Loan Bank
3.500% due 11/15/2007	15	15
4.000% due 05/15/2009	10	10
5.500% due 03/02/2009	20	20

Freddie Mac
4.500% due 12/15/2035	106	87
5.000% due 10/15/2033	11	11
5.500% due 02/15/2024	35	34
5.720% due 01/15/2033	3	3
8.250% due 06/01/2016	30	37

Total U.S. Government Agencies (Cost $601)		612

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 107.1%
U.S. Treasury Strips
0.000% due 08/15/2023	$700	$311
0.000% due 02/15/2026	2,000	788
0.000% due 08/15/2026	800	307
0.000% due 11/15/2026	1,200	456
0.000% due 02/15/2027	1,000	375
0.000% due 08/15/2027	1,000	366
0.000% due 11/15/2027	1,000	363
0.000% due 08/15/2029	1,000	336

Total U.S. Treasury Obligations (Cost $3,328)		3,302

MORTGAGE-BACKED SECURITIES 2.0%
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	9	10

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	16	16

Washington Mutual, Inc.
5.663% due 01/25/2047	9	9
5.892% due 10/25/2046	28	28

Total Mortgage-Backed Securities (Cost $63)		63

ASSET-BACKED SECURITIES 4.5%
Argent Securities, Inc.
5.370% due 10/25/2036	23	23

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	20	20
5.370% due 12/25/2036	10	10

Bear Stearns Asset-Backed Securities, Inc.
5.568% due 07/25/2036	26	25

Chase Credit Card Master Trust
5.430% due 10/15/2010	20	20

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	20	20

SLM Student Loan Trust
5.330% due 07/25/2013	20	20

Total Asset-Backed Securities (Cost $138)		138

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 13.0%

CERTIFICATES OF DEPOSIT 3.9%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	$10	$10

Barclays Bank PLC
5.281% due 03/17/2008	20	20

BNP Paribas
5.262% due 07/03/2008	20	20
5.270% due 09/23/2008	10	10

Fortis Bank NY
5.300% due 09/30/2008	10	10

Skandinav Enskilda BK
5.272% due 08/21/2008	30	30

Societe Generale NY
5.270% due 03/26/2008	20	20

		120

COMMERCIAL PAPER 3.2%
UBS Finance Delaware LLC
5.235% due 08/01/2007	100	100

REPURCHASE AGREEMENTS 3.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	91	91

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $96. Repurchase proceeds are $91.)

U.S. TREASURY BILLS 2.9%
4.981% due 05/31/2007 - 06/14/2007 (a)(c)	90	89

Total Short-Term Instruments (Cost $400)		400

PURCHASED OPTIONS (e) 0.0%

(Cost $2)		1

Total Investments (b) 151.4% (Cost $4,681)		$4,667

Written Options (f) (0.2%) (Premiums $8)		(6)

Other Assets and Liabilities (Net) (51.2%)		(1,578)

Net Assets 100.0%		$3,083

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $25 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $89 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2008	12	$2
90-Day Eurodollar March Futures	Long	03/2008	1	0
U.S. Treasury 5-Year Note June Futures	Short	06/2007	9	(2)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	1	0

				$0

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Extended Duration Fund  (Cont.)

(d)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	$400	$3

(e)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 5-Year Note June Futures	$ 108.500	05/25/2007	12	$0	$0
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	1	1	0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	1
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$1

(f)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 116.000	05/25/2007	2	$1	$0
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	10	6	5
Call - CME 90-Day Eurodollar June Futures	94.875	06/18/2007	2	0	0
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/25/2007	2	1	1
Put - CME 90-Day Eurodollar June Futures	94.625	06/18/2007	2	0	0

				$8	$6

(g)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (1)
U.S. Treasury Bonds	4.500%	02/15/2036	$180	$174	$171
U.S. Treasury Bonds	4.750%	02/15/2037	200	203	199

				$377	$370

(1) Market value includes $3 of interest payable on short sales.

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
Buy	BRL	7	05/2007	$0	$0	$0
Sell		7	05/2007	0	0	0
Buy		7	03/2008	0	0	0
Buy	CNY	246	12/2007	0	0	0
Buy	EUR	23	04/2007	0	0	0
Buy	JPY	8,906	05/2007	2	0	2
Buy	KRW	2,806	05/2007	0	0	0
Buy	PLN	3	04/2007	0	0	0
Sell		3	04/2007	0	0	0
Buy		3	09/2007	0	0	0
Buy	RUB	26	05/2007	0	0	0

				$2	$0	$2

60	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.7%
AES Corp.
7.120% due 04/30/2010	$12,375	$12,449
7.130% due 04/30/2010	2,625	2,648
7.190% due 04/30/2008	1,000	1,008
7.500% due 08/10/2011	1,000	1,008

AGCO Corp.
7.070% due 06/15/2009	625	628

Appleton Papers, Inc.
7.600% due 06/11/2010	121	121
7.610% due 06/11/2010	113	114

Aramark Corp.
7.445% due 01/19/2014	263	264
7.470% due 01/10/2014	3,737	3,752

Biomet, Inc.
6.000% due 03/08/2008	7,500	7,471

Celanese Corp.
3.000% due 04/02/2014	5,000	5,000
5.320% due 07/27/2009	2,000	2,009
7.117% due 04/06/2011	923	927

Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011	66	67
7.614% due 02/09/2011	857	865

Charter Communications Operating LLC
7.985% due 04/25/2013	1,000	1,000

Cognis Deutschland GmbH & Co. KG
7.354% due 05/12/2011	855	856

Cooper-Standard Automotive, Inc.
7.875% due 12/31/2011	2,171	2,180

Covanta Energy Corp.
5.275% due 02/07/2014	1,649	1,653
6.875% due 02/07/2014	3,351	3,357

CSC Holdings, Inc.
7.110% due 02/24/2013	4,725	4,747
7.120% due 03/29/2013	275	277

DaVita, Inc.
6.820% due 10/05/2012	5,995	6,021
6.850% due 10/05/2012	349	350
6.860% due 10/05/2012	657	659

Dex Media West LLC
6.840% due 09/09/2010	2,519	2,520
6.850% due 09/09/2010	445	445
6.860% due 09/09/2010	2,821	2,823

DirecTV Holdings LLC
6.820% due 04/08/2013	990	993

Dresser-Rand Group, Inc.
7.345% due 10/29/2011	95	96

El Paso Corp.
5.048% due 06/15/2009	2,000	1,982

Energy Transfer Equity LP
7.080% due 11/01/2012	5,000	5,035

Ford Motor Co.
8.360% due 11/29/2013	14,962	15,032

Freescale Semiconductor, Inc.
7.110% due 11/28/2013	2,992	3,005

Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	1,439	1,440
6.735% due 03/22/2013	576	576
6.739% due 03/22/2013	2,972	2,973

General Motors Acceptance Corp.
7.725% due 11/17/2013	4,000	4,036

Georgia-Pacific Corp.
7.340% due 12/20/2012	6,333	6,373
7.364% due 12/20/2012	597	600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	$5,000	$5,048

Hanesbrands, Inc.
7.070% due 10/15/2013	276	278
7.610% due 10/15/2013	3,429	3,454

Hawaiian Telcom Communications, Inc.
7.600% due 04/30/2012	5,000	5,007

HCA, Inc.
7.114% due 11/17/2012	1,000	1,008
7.614% due 11/14/2013	10,000	10,097

Headwaters, Inc.
7.320% due 04/30/2011	734	737

Health Management Associates, Inc.
7.070% due 01/16/2014	4,000	4,017

HealthSouth Corp.
8.620% due 02/02/2013	3,474	3,496

Hercules, Inc.
6.820% due 10/08/2010	532	534
8.750% due 10/08/2010	2	1

Hertz Corp.
5.350% due 12/21/2012	447	451
7.070% due 12/21/2012	2,504	2,526

Hilton Hotels Corp.
6.711% due 02/22/2013	2,135	2,137
6.716% due 02/22/2013	852	852

Idearc, Inc.
7.320% due 11/09/2014	8,000	8,058

Ineos Group Holdings PLC
7.580% due 10/07/2013	2,227	2,262
8.080% due 10/07/2014	2,227	2,270

Jarden Corp.
7.117% due 01/21/2012	3,302	3,314

Jean Coutu Group, Inc.
7.875% due 07/30/2011	1,669	1,673

K&F Acquisition, Inc.
7.320% due 11/18/2012	1,190	1,193

Kinetic Concepts, Inc.
7.120% due 08/11/2010	687	689

Lukoil Finance Ltd.
6.020% due 01/11/2009	10,000	9,947

Mediacom Communications Corp.
7.100% due 02/28/2014	545	546
7.110% due 02/28/2014	727	729
7.120% due 02/28/2014	727	729

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	5,955	5,967

Nalco Co.
7.070% due 11/01/2010	437	440
7.100% due 11/04/2010	411	414
7.140% due 11/01/2010	416	419

Neiman-Marcus Group, Inc.
7.346% due 03/13/2013	2,927	2,956

Nortek, Inc.
7.350% due 08/24/2011	1,960	1,971

Novelis, Inc.
7.610% due 01/07/2012	1,005	1,008

NRG Energy, Inc.
7.350% due 09/30/2012	3,000	3,024

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,984

PanAmSat Corp.
7.485% due 06/30/2011	772	779
7.860% due 06/30/2013	1,643	1,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Penn National Gaming, Inc.
7.110% due 05/26/2012	$2,962	$2,986

Polypore Inc.
8.320% due 11/12/2011	442	445

Primedia, Inc.
7.570% due 09/30/2013	1,188	1,189

Qwest Corp.
6.950% due 06/30/2010	2,000	2,060

Reliant Energy, Inc.
5.187% due 12/01/2010	857	865
7.695% due 12/01/2010	1,143	1,153

Renal Advantage, Inc.
7.850% due 10/06/2012	3,980	4,020

Rental Service Corp.
7.070% due 11/21/2013	2,070	2,082
7.100% due 11/21/2013	1,920	1,931

Rexel S.A.
8.070% due 01/20/2013	1,365	1,374
8.570% due 04/10/2014	1,365	1,380

Reynolds American, Inc.
7.104% due 05/11/2012	1,371	1,384
7.125% due 05/11/2012	1,048	1,058
7.125% due 05/31/2012	62	62

RH Donnelley, Inc.
6.830% due 06/30/2011	626	626
6.850% due 09/09/2010	577	578
6.850% due 06/30/2011	469	470
6.860% due 06/30/2011	1,721	1,723
6.870% due 06/30/2011	1,538	1,540
6.880% due 09/09/2010	1,007	1,008

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	15	15
8.090% due 11/01/2011	5,935	5,989

Sandridge Energy, Inc.
6.000% due 04/01/2014	4,775	4,850

Shackleton Re Ltd.
12.875% due 08/01/2008	2,000	2,000
13.371% due 08/01/2008	500	507

Simmons Bedding Co.
7.375% due 12/19/2011	378	381
7.438% due 12/19/2011	483	486

Smurfit-Stone Container Enterprises, Inc.
5.215% due 11/01/2010	87	88
7.355% due 11/01/2011	143	145
7.375% due 11/01/2010	215	217
7.375% due 11/01/2011	105	106
7.625% due 11/01/2010	93	93

Solar Capital Corp.
7.360% due 02/11/2013	2,955	2,983

Spansion LLC
8.360% due 10/30/2012	2,000	2,017

Supervalu, Inc.
6.820% due 05/26/2013	13	13
6.840% due 05/26/2013	4,987	5,009

Telcordia Technologies, Inc.
8.095% due 09/09/2012	7	7
8.110% due 09/09/2012	2,940	2,921

Telesat Canada, Inc.
2.620% due 02/14/2008	10,000	9,970

Travelport
7.864% due 08/01/2013	446	451
8.364% due 08/22/2013	4,543	4,590

UGS Corp.
7.110% due 03/31/2012	1,375	1,378
7.820% due 03/31/2012	660	661

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Development Partners
7.360% due 06/09/2010	$562	$566
7.360% due 06/19/2010	364	367

UPC Financing Partnership
7.370% due 03/31/2013	1,000	1,004
7.370% due 12/31/2013	1,000	1,004

VNU/Nielson Finance LLC
7.610% due 08/08/2013	4,988	5,036

Warner Chilcott Corp.
7.350% due 01/18/2012	303	305
7.360% due 01/18/2012	581	585
7.614% due 01/18/2012	527	531

Wimar Landco LLC
7.860% due 07/04/2008	5,000	5,029

WMG Acquisition Corp.
7.360% due 02/27/2011	1,727	1,735
7.360% due 02/28/2011	139	140
7.409% due 02/27/2011	87	87

Worldspan LP
8.590% due 12/07/2013	1,119	1,128
8.610% due 12/07/2013	1,125	1,133

Xerium Technologies, Inc.
7.614% due 05/18/2012	1,358	1,361

Total Bank Loan Obligations (Cost $293,969)		294,857

CORPORATE BONDS & NOTES 40.2%

BANKING & FINANCE 23.6%
American Express Bank FSB
5.380% due 06/22/2009	2,400	2,400

American Express Centurion Bank
5.319% due 05/07/2008	3,500	3,500
5.380% due 09/22/2009	2,500	2,499
5.480% due 12/17/2009	3,035	3,044

American Express Credit Corp.
5.380% due 05/19/2009	4,950	4,950

American Honda Finance Corp.
5.350% due 08/05/2008	2,400	2,401
5.400% due 03/09/2009	2,000	2,005

American International Group, Inc.
5.350% due 06/23/2008	6,400	6,401
5.370% due 06/16/2009	15,000	15,008
5.400% due 01/29/2010	27,500	27,532
5.470% due 10/18/2011	12,800	12,815

ANZ National International Ltd.
5.400% due 08/07/2009	2,500	2,500
ASIF Global Financing XXVIII
5.400% due 05/03/2007	2,200	2,200

Atlantic & Western Re Ltd.
15.360% due 11/15/2010	1,500	1,527

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	497

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,558

Banco Santander Chile
5.690% due 12/09/2009	5,500	5,556

Bank of America Corp.
5.360% due 06/19/2009	2,500	2,504
5.360% due 09/25/2009	11,000	11,016
5.370% due 11/06/2009	3,300	3,299

Bank of America N.A.
5.350% due 12/18/2008	12,900	12,895
5.360% due 07/25/2008	17,100	17,106
5.360% due 02/27/2009	22,600	22,611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.400% due 12/18/2009	$44,300	$44,343

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	14,300	14,329
5.590% due 01/31/2011	7,500	7,517
5.610% due 09/09/2009	1,680	1,687
5.660% due 01/30/2009	20,700	20,800
5.948% due 09/27/2007	650	652

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	501

C10 Capital SPV Ltd.
6.722% due 12/01/2049	4,400	4,347

Calabash Re II Ltd.
16.255% due 01/08/2010	3,000	3,131

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	7,000	7,006
5.410% due 08/11/2009	6,900	6,897
5.410% due 10/09/2009	10,000	10,004
5.420% due 05/18/2009	5,000	5,006

CIT Group, Inc.
5.420% due 12/19/2007	5,100	5,104
5.510% due 08/15/2008	2,000	2,004
5.510% due 01/30/2009	21,850	21,888
5.580% due 05/18/2007	100	100
5.580% due 09/20/2007	7,000	7,008

Citigroup, Inc.
5.380% due 12/28/2009	50,000	50,006
5.388% due 12/26/2008	6,600	6,605
5.450% due 05/18/2011	5,000	5,009
5.510% due 05/18/2010	5,000	5,017

Colvis Finance
8.000% due 02/02/2009	5,500	5,645

DnB NORBank ASA
5.430% due 10/13/2009	5,800	5,803

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,458

Export-Import Bank of Korea
4.125% due 02/10/2009	3,149	3,093
4.250% due 11/27/2007	9,042	8,973
4.250% due 11/06/2008	1,714	1,688
4.500% due 08/12/2009	5,500	5,423
5.600% due 11/16/2010	7,500	7,513

Ford Motor Credit Co.
6.930% due 01/15/2010	2,500	2,463
7.250% due 10/25/2011	10,250	9,971
7.375% due 02/01/2011	7,890	7,766
8.000% due 12/15/2016	10	10
8.110% due 01/13/2012	5,000	4,893
8.360% due 11/02/2007	5,000	5,056

Foundation Re II Ltd.
12.110% due 11/26/2010	3,700	3,767

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,184

General Electric Capital Corp.
5.370% due 03/12/2010	13,000	12,997
5.388% due 03/04/2008	2,500	2,503
5.390% due 03/16/2009	3,000	3,001
5.390% due 10/26/2009	4,700	4,699
5.420% due 05/10/2010	8,500	8,506
5.420% due 10/06/2010	25,000	25,003
5.430% due 08/15/2011	23,500	23,493
5.460% due 04/30/2009	1,500	1,502
5.530% due 07/27/2012	9,800	9,825
5.540% due 11/21/2011	4,500	4,518
5.615% due 09/15/2014	450	453

General Motors Acceptance Corp.
6.125% due 08/28/2007	4,000	3,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Genworth Global Funding Trusts
5.415% due 02/10/2009	$2,400	$2,403

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	8,500	8,500
5.440% due 12/22/2008	13,700	13,721
5.440% due 06/23/2009	4,700	4,702
5.440% due 11/16/2009	9,000	9,008
5.450% due 11/10/2008	4,000	4,006
5.460% due 07/29/2008	6,300	6,310
5.548% due 03/02/2010	2,500	2,510
5.690% due 07/23/2009	4,135	4,159
5.760% due 10/07/2011	2,000	2,021

HBOS Treasury Services PLC
5.320% due 07/17/2008	2,000	2,002
5.400% due 12/08/2010	35,000	35,033

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	2,000	2,107

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	8,641

HSBC Bank USA N.A.
5.420% due 09/21/2007	1,400	1,401

HSBC Finance Corp.
5.360% due 05/21/2008	6,300	6,304
5.420% due 10/21/2009	6,400	6,402
5.435% due 03/12/2010	4,900	4,903
5.485% due 09/15/2008	8,380	8,399
5.488% due 12/05/2008	4,000	4,010
5.610% due 05/10/2010	10,000	10,050
5.640% due 11/16/2009	7,000	7,041
6.538% due 11/13/2007	3,200	3,215

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	1,500	1,507

ICICI Bank Ltd.
5.900% due 01/12/2010	8,500	8,516
7.550% due 08/15/2007	1,481	1,496

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,130

Intergas Finance BV
6.875% due 11/04/2011	900	928

International Lease Finance Corp.
5.760% due 01/15/2010	4,500	4,533

John Deere Capital Corp.
5.410% due 04/15/2008	5,300	5,304

JPMorgan Chase & Co.
5.370% due 06/26/2009	3,300	3,300
5.400% due 12/22/2008	2,000	2,002
5.426% due 06/25/2010	13,500	13,501

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,000	2,001
5.400% due 12/23/2008	11,600	11,602
5.450% due 10/22/2008	6,700	6,709
5.450% due 01/23/2009	4,400	4,404
5.460% due 08/21/2009	35,000	35,022
5.460% due 11/16/2009	7,000	7,002

Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007	8,350	8,362

MBNA Europe Funding PLC
5.430% due 09/07/2007	5,000	5,003

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	4,900	4,900
5.400% due 10/23/2008	4,300	4,301
5.450% due 01/30/2009	4,900	4,906
5.450% due 08/14/2009	12,000	12,006

Morgan Stanley
5.360% due 11/21/2008	5,500	5,500
5.470% due 02/09/2009	4,500	4,506
5.485% due 01/18/2008	2,000	2,002

62	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.600% due 01/22/2009	$10,500	$10,509
5.610% due 01/18/2011	5,000	5,018
5.640% due 01/15/2010	3,500	3,519

Mystic Re Ltd.
11.660% due 12/05/2008	2,500	2,525
14.360% due 12/05/2008	1,900	1,914

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.380% due 09/11/2009	10,400	10,413
5.435% due 08/19/2009	5,000	5,002

Osiris Capital PLC
10.360% due 01/15/2010	2,000	2,011

Pemex Finance Ltd.
8.020% due 05/15/2007	417	417
9.690% due 08/15/2009	650	686

Petroleum Export Ltd.
5.265% due 06/15/2011	4,729	4,650

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,631	2,599

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,646

Redwood Capital IX Ltd.
12.114% due 01/09/2008	4,100	4,142

Residential Reinsurance 2004 Ltd.
11.310% due 06/08/2007	1,400	1,401
14.860% due 06/08/2007	5,000	5,049

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	1,000	1,035

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	7,000	7,007
5.410% due 09/19/2008	1,100	1,102

Shackleton Re Ltd.
13.360% due 02/07/2008	500	508

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,566

SLM Corp.
5.440% due 01/25/2008	9,000	9,008
5.500% due 07/27/2009	21,250	21,265
5.560% due 01/26/2009	5,700	5,716
5.570% due 07/25/2008	500	501

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,524

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	7,900	7,905

Universal City Florida Holding Co. I
10.110% due 05/01/2010	3,200	3,316

Ventas Realty LP
6.750% due 06/01/2010	3,000	3,097
8.750% due 05/01/2009	5,758	6,132

Vita Capital III Ltd.
6.466% due 01/01/2011	9,300	9,313

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	28,900	28,936
6.100% due 09/21/2007	32,300	32,351
8.260% due 07/30/2007	2,200	2,224

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	14,900	14,896
5.360% due 02/23/2009	22,000	21,991
5.390% due 03/23/2009	2,500	2,501

Wachovia Corp.
5.410% due 10/28/2008	2,000	2,002
5.475% due 03/15/2011	5,000	5,011
5.490% due 10/15/2011	8,700	8,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo & Co.
5.410% due 03/23/2010	$5,000	$5,004
5.450% due 01/24/2012	30,000	30,019
5.455% due 09/15/2009	4,900	4,912
5.460% due 01/12/2011	9,400	9,418

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,643

Westpac Banking Corp.
5.280% due 06/06/2008	7,800	7,801

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002
5.473% due 03/02/2009	5,800	5,819

		1,226,015

INDUSTRIALS 10.8%
Abitibi-Consolidated Co. of Canada
8.855% due 06/15/2011	2,350	2,274

Albertson’s, Inc.
6.950% due 08/01/2009	10,000	10,328

Anadarko Petroleum Corp.
5.755% due 09/15/2009	11,000	11,031

Aramark Corp.
8.500% due 02/01/2015	1,600	1,672
8.860% due 02/01/2015	5,000	5,162

Boise Cascade LLC
8.235% due 10/15/2012	3,000	3,026

Bowater, Inc.
8.355% due 03/15/2010	2,500	2,519
9.000% due 08/01/2009	3,000	3,158

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,008

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,000	991

Cablevision Systems Corp.
9.870% due 04/01/2009	6,600	7,029

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,228
8.875% due 09/15/2008	4,500	4,702

CCO Holdings LLC
9.480% due 12/15/2010	4,000	4,090

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,945

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	5,000	5,270

Comcast Corp.
5.900% due 03/15/2016	2,900	2,955

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,035

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	6,000	6,005

Corrections Corp. of America
7.500% due 05/01/2011	1,500	1,549

Cox Communications, Inc.
5.905% due 12/14/2007	6,000	6,019

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,477
7.875% due 12/15/2007	351	356

CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,010

CSN Islands VII Corp.
10.750% due 09/12/2008	8,286	9,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	$10,000	$10,023
5.770% due 03/13/2009	4,300	4,315
5.810% due 08/03/2009	4,400	4,421
5.820% due 09/10/2007	5,200	5,209

Delhaize America, Inc.
8.125% due 04/15/2011	5,000	5,494

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,850

Diageo Finance BV
5.470% due 03/30/2009	2,500	2,503

Digicel Group Ltd.
9.125% due 01/15/2015	900	864

DirecTV Holdings LLC
8.375% due 03/15/2013	3,858	4,085

Dura Operating Corp.
8.625% due 04/15/2012	500	132

EchoStar DBS Corp.
6.375% due 10/01/2011	12,100	12,206

El Paso Corp.
6.500% due 06/01/2008	5,065	5,128
7.750% due 06/15/2010	650	696

Enterprise Products Operating LP
4.000% due 10/15/2007	250	248

Equistar Chemicals LP
8.750% due 02/15/2009	10,000	10,475
10.125% due 09/01/2008	4,000	4,230

FedEx Corp.
5.440% due 08/08/2007	4,200	4,203

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	4,000	4,215

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,600	1,610
9.125% due 12/15/2014 (b)	2,400	2,394
9.230% due 12/15/2014	15,000	15,038

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,002

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,599	2,601

General Electric Co.
5.380% due 12/09/2008	6,000	6,007

General Mills, Inc.
5.490% due 01/22/2010	8,000	8,011

Georgia-Pacific Corp.
7.000% due 01/15/2015	4,650	4,696
7.700% due 06/15/2015	3,875	3,991

Goodyear Tire & Rubber Co.
9.140% due 12/01/2009	3,000	3,026

Graphic Packaging International
8.500% due 08/15/2011	5,500	5,748

Hanesbrands, Inc.
8.735% due 12/15/2014	7,000	7,166

HCA, Inc.
9.000% due 12/15/2014	540	538
9.250% due 11/15/2016	360	389

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,050

HJ Heinz Co.
6.428% due 12/01/2008	900	916

Home Depot, Inc.
5.475% due 12/16/2009	2,500	2,505

Host Marriott LP
6.750% due 06/01/2016	2,400	2,430

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Intelsat Bermuda Ltd.
5.250% due 11/01/2008	$5,000	$4,944

JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,729

JetBlue Airways Corp.
8.460% due 05/15/2010	1,541	1,550

Kansas City Southern Railway
9.500% due 10/01/2008	11,562	12,169

L-3 Communications Corp.
7.625% due 06/15/2012	4,715	4,880

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,154
10.250% due 08/01/2007	2,000	2,035

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,621

MGM Mirage
8.375% due 02/01/2011	2,500	2,644
9.750% due 06/01/2007	8,975	9,065

Mirage Resorts, Inc.
6.750% due 08/01/2007	500	503
6.750% due 02/01/2008	1,500	1,515

Mosaic Co.
7.625% due 12/01/2016	550	583

Nalco Co.
7.750% due 11/15/2011	3,000	3,090
8.875% due 11/15/2013	2,000	2,135

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,519

Nortel Networks Ltd.
9.610% due 07/15/2011	4,400	4,730

Oracle Corp.
5.590% due 01/13/2009	2,000	2,003

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	2,920	3,088
8.875% due 02/15/2009	11,895	12,192

Pemex Project Funding Master Trust
5.948% due 12/03/2012	1,200	1,210
6.655% due 06/15/2010	22,000	22,546
7.160% due 10/15/2009	3,600	3,724
8.500% due 02/15/2008	4,800	4,919
8.850% due 09/15/2007	2,800	2,845

Qwest Communications International, Inc.
8.860% due 02/15/2009	7,850	7,968

Roseton
7.270% due 11/08/2010	1,500	1,535

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,019

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	14,600	14,701
10.500% due 10/21/2009	46,300	52,030

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	6,700	6,924

Seminole Hard Rock Entertainment, Inc.
7.848% due 03/15/2014	2,000	2,050

Service Corp. International
6.500% due 03/15/2008	2,115	2,136
7.700% due 04/15/2009	6,005	6,275

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	3,200	3,203

Southern Natural Gas Co.
6.125% due 09/15/2008	1,500	1,523
6.700% due 10/01/2007	1,700	1,718

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sungard Data Systems, Inc.
3.750% due 01/15/2009	$5,144	$4,964

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	896

Time Warner, Inc.
5.590% due 11/13/2009	14,400	14,433

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,052
6.640% due 04/15/2008	1,000	1,002

Transocean, Inc.
5.548% due 09/05/2008	3,300	3,305

TRW Automotive, Inc.
7.000% due 03/15/2014	3,500	3,448

United Airlines, Inc.
6.071% due 03/01/2013	947	953
6.201% due 03/01/2010	2,116	2,133

Vale Overseas Ltd.
6.250% due 01/23/2017	2,900	2,969

Verso Paper Holdings LLC
9.110% due 08/01/2014	6,000	6,180

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	10,300	10,296

Walt Disney Co.
5.440% due 09/10/2009	8,500	8,517

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,667

Xerox Corp.
6.100% due 12/18/2009	3,000	3,035
9.750% due 01/15/2009	5,000	5,387

		558,977

UTILITIES 5.8%
AES Corp.
8.750% due 05/15/2013	15,740	16,842

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,996

Alabama Power Co.
5.610% due 04/23/2007	100	100

America Movil S.A. de C.V.
5.448% due 06/27/2008	22,675	22,701
5.500% due 03/01/2014	875	868
5.750% due 01/15/2015	850	855
5.985% due 04/27/2007	1,300	1,303

American Electric Power Co., Inc.
4.709% due 08/16/2007	4,000	3,989

Appalachian Power Co.
5.680% due 06/29/2007	400	400

AT&T Corp.
7.300% due 11/15/2011	473	514

AT&T, Inc.
5.450% due 05/15/2008	6,000	6,006
5.460% due 02/05/2010	28,100	28,140

BellSouth Corp.
5.460% due 08/15/2008	16,500	16,515

Citizens Communications Co.
7.625% due 08/15/2008	3,480	3,602

CMS Energy Corp.
7.500% due 01/15/2009	5,000	5,156
8.900% due 07/15/2008	4,010	4,181
9.875% due 10/15/2007	4,785	4,911

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	3,500	3,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.540% due 11/14/2008	$2,000	$2,002
5.650% due 09/28/2007	5,000	5,003
5.687% due 05/15/2008	2,400	2,406

Duke Energy Corp.
4.500% due 04/01/2010	2,500	2,465

Edison Mission Energy
7.730% due 06/15/2009	1,500	1,560

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	3,600	3,942

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,902
5.760% due 12/01/2009	7,400	7,396
6.090% due 12/08/2008	3,000	3,009

Florida Power Corp.
5.760% due 11/14/2008	5,000	5,002

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	7,925	8,222
8.625% due 11/14/2011	1,100	1,192

Korea Electric Power Corp.
4.250% due 09/12/2007	6,900	6,861
6.100% due 12/20/2007	500	502

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,163

Midwest Generation LLC
8.300% due 07/02/2009	3,829	3,935

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	4,000	4,380

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	6,500	6,710

Nextel Communications, Inc.
6.875% due 10/31/2013	10,000	10,255

NiSource Finance Corp.
5.930% due 11/23/2009	3,500	3,506

Progress Energy, Inc.
7.100% due 03/01/2011	1,585	1,693

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,255
8.625% due 02/15/2008	6,814	6,976
10.000% due 10/01/2009	3,000	3,289

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	6,520	6,585
7.000% due 08/03/2009	10,000	10,175

Qwest Corp.
5.625% due 11/15/2008	7,000	7,035
7.500% due 06/15/2023	1,500	1,532
8.605% due 06/15/2013	1,500	1,643
8.875% due 03/15/2012	2,000	2,220

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	960	943

Rogers Wireless, Inc.
8.480% due 12/15/2010	9,750	9,969

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,834
8.000% due 06/01/2008	4,600	4,738

Southern California Edison Co.
5.415% due 12/13/2007	3,000	3,001
7.625% due 01/15/2010	2,500	2,661

TECO Energy, Inc.
7.500% due 06/15/2010	3,846	4,096

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	5,000	4,963
5.500% due 01/27/2015	850	839

TXU Electric Delivery Co.
5.725% due 09/16/2008	4,000	4,001

64	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TXU Energy Co. LLC
5.850% due 09/16/2008	$4,000	$4,001

Verizon Global Funding Corp.
6.875% due 06/15/2012	5,000	5,373

		300,823

Total Corporate Bonds & Notes (Cost $2,077,866)		2,085,815

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
4.259% due 02/01/2035	761	763
5.460% due 04/25/2035	125	126
5.500% due 12/01/2033 - 04/01/2037	79,937	79,114
6.000% due 10/01/2035 - 04/01/2037	220,610	222,298
6.133% due 06/01/2043	4,016	4,070

Federal Home Loan Bank
3.550% due 07/02/2010	3,000	2,888
5.189% due 03/18/2008	250,000	250,093
5.500% due 03/02/2009	15,000	15,000

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	3,153	3,112
4.500% due 07/15/2018	2,800	2,756
5.000% due 06/15/2016 - 09/15/2024	4,463	4,446
6.133% due 10/25/2044	9,012	9,091

Total U.S. Government Agencies (Cost $593,148)		593,757

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	682	682

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	3,560	3,560

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	3,701	3,704

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	964	951

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	7,726	7,729

Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017	5,694	5,698

Countrywide Alternative Loan Trust
5.390% due 10/25/2046	2,740	2,742
5.480% due 02/25/2047	1,897	1,894
5.500% due 01/25/2046	5,200	5,193
5.983% due 02/25/2036	1,434	1,439

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	493	493

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	12,000	11,760
4.938% due 12/15/2040	6,584	6,559

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	2,192	2,193
5.400% due 02/25/2037	2,908	2,910
5.400% due 03/25/2037	3,605	3,609

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,441

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	4,089	4,093
5.400% due 01/25/2047	4,978	4,979

Greenwich Capital Commercial Funding Corp.
4.791% due 04/10/2037	6,324	6,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	$14,404	$14,414

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	2,020	2,023
5.450% due 04/19/2038	3,336	3,332
5.510% due 01/19/2038	29,322	29,365
5.560% due 03/19/2037	9,477	9,500

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	3,009	3,011

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,306	1,306
5.420% due 01/25/2037	1,618	1,620

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	3,704	3,693

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	5,632	5,636

Morgan Stanley Capital I
5.380% due 10/15/2020	15,545	15,545

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	1,823	1,837

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	6,301	6,296
5.540% due 05/25/2036	4,695	4,703

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,210	1,211
5.430% due 01/25/2037	4,325	4,329

Thornburg Mortgage Securities Trust
5.420% due 03/25/2037	11,820	11,809
5.430% due 12/25/2036	7,979	7,978

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	31,881	31,901

Washington Mutual, Inc.
4.229% due 03/25/2034	859	851
5.630% due 01/25/2045	379	379
5.663% due 01/25/2047	1,974	1,975
5.983% due 02/25/2046	4,435	4,448
6.183% due 11/25/2042	898	903

Total Mortgage-Backed Securities (Cost $262,554)		262,983

ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	2,853	2,854

ACE Securities Corp.
5.400% due 02/25/2036	365	366

American Express Credit Account Master Trust
5.320% due 01/18/2011	5,752	5,749
5.430% due 11/16/2009	2,100	2,101

Argent Securities, Inc.
5.360% due 06/25/2036	1,095	1,095
5.370% due 10/25/2036	2,757	2,759
5.390% due 04/25/2036	1,083	1,084
5.400% due 03/25/2036	311	312

Asset-Backed Funding Certificates
5.360% due 09/25/2036	1,164	1,165
5.380% due 01/25/2037	5,049	5,052
5.670% due 06/25/2034	5,127	5,141

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036	3,544	3,546

Bank One Issuance Trust
5.430% due 02/15/2011	2,100	2,105

Bear Stearns Asset-Backed Securities, Inc.
5.390% due 12/25/2036	1,857	1,857
5.400% due 12/25/2035	366	367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Carrington Mortgage Loan Trust
5.370% due 10/25/2036	$3,632	$3,633
5.370% due 01/25/2037	2,490	2,491
5.385% due 07/25/2036	791	791
5.640% due 10/25/2035	3,300	3,308

Chase Credit Card Master Trust
5.440% due 02/15/2010	1,000	1,001

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	2,000	2,003

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	2,753	2,754
5.360% due 12/25/2036	2,262	2,263
5.380% due 01/25/2037	1,925	1,926
5.390% due 01/25/2037	5,139	5,137
5.430% due 08/25/2036	2,000	2,000

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	3,634	3,637
5.370% due 03/25/2037	1,421	1,422
5.370% due 05/25/2037	15,227	15,234
5.370% due 07/25/2037	3,830	3,832
5.370% due 08/25/2037	1,143	1,143
5.370% due 12/25/2046	3,784	3,786
5.370% due 03/25/2047	2,582	2,595
5.380% due 03/25/2037	1,855	1,856
5.380% due 09/25/2046	2,572	2,573
5.390% due 06/25/2036	974	975
5.390% due 07/25/2036	725	726
5.390% due 08/25/2036	786	787
5.400% due 06/25/2037	2,399	2,400
5.510% due 06/25/2036	2,200	2,203

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	2,466	2,468
5.410% due 12/25/2037	2,306	2,305

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	912	912

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,895	1,896

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	3,580	3,583
5.360% due 01/25/2038	3,602	3,604
5.370% due 11/25/2036	4,051	4,053
5.390% due 12/25/2037	3,101	3,103
5.460% due 05/25/2035	546	546

First NLC Trust
5.440% due 02/25/2036	783	784

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	99	99

Fremont Home Loan Trust
5.380% due 01/25/2037	2,852	2,851

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	1,608	1,609

GS Mortgage Securities Corp.
5.430% due 06/25/2035	1,761	1,760

GSAMP Trust
5.360% due 10/25/2036	812	812
5.410% due 11/25/2035	823	823
5.420% due 01/25/2047	3,272	3,273

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,896	1,897

Home Equity Asset Trust
5.380% due 05/25/2037	1,953	1,954

Home Equity Mortgage Trust
5.410% due 05/25/2036	245	245
5.430% due 02/25/2036	356	356

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$3,629	$3,631
5.342% due 11/15/2007	1,010	1,010

HSBC Asset Loan Obligation
5.380% due 12/25/2036	2,556	2,555

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	3,954	3,956
5.400% due 12/25/2035	896	897

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	4,078	4,079
5.420% due 03/25/2036	530	530

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	771	771
5.370% due 10/25/2036	3,515	3,514

Lehman XS Trust
5.390% due 05/25/2046	2,897	2,899
5.400% due 08/25/2046	4,372	4,375

Long Beach Mortgage Loan Trust
5.360% due 07/25/2036	1,233	1,233
5.390% due 03/25/2036	428	428
5.410% due 01/25/2036	482	482
5.600% due 10/25/2034	1,903	1,906

MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037	2,751	2,752
5.380% due 11/25/2036	4,168	4,171
5.430% due 11/25/2035	1,088	1,089

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	5,100	5,110

Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037	1,048	1,049
5.390% due 08/25/2036	13,354	13,353
5.390% due 02/25/2037	863	864
5.400% due 09/25/2037	4,771	4,773

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	3,694	3,696
5.370% due 10/25/2036	3,972	3,974
5.370% due 11/25/2036	5,174	5,177

Morgan Stanley Capital I
5.390% due 02/25/2036	1,090	1,091
5.440% due 02/25/2036	3,300	3,303

Nationstar Mortgage LLC
5.380% due 03/25/2037	2,925	2,927

Nelnet Student Loan Trust
5.146% due 09/25/2012	4,764	4,761

New Century Home Equity Loan Trust
5.500% due 05/25/2036	1,300	1,300

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	594	595

Option One Mortgage Loan Trust
5.370% due 01/25/2037	2,058	2,059

Residential Asset Mortgage Products, Inc.
5.390% due 02/25/2037	2,862	2,864
5.400% due 01/25/2036	345	346
5.400% due 02/25/2036	462	462
5.400% due 07/25/2036	1,486	1,487
5.420% due 08/25/2046	2,110	2,111

Residential Asset Securities Corp.
5.360% due 08/25/2036	2,420	2,421
5.380% due 01/25/2037	2,347	2,348
5.390% due 07/25/2036	1,177	1,178
5.390% due 11/25/2036	2,805	2,807
5.390% due 02/25/2037	1,961	1,962
5.400% due 01/25/2036	499	499
5.410% due 01/25/2036	744	744
5.430% due 04/25/2037	3,100	3,101
5.440% due 04/25/2036	6,450	6,455

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Saxon Asset Securities Trust
5.380% due 11/25/2036	$2,191	$2,192

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	3,888	3,889
5.380% due 12/25/2036	8,249	8,252
5.400% due 11/25/2036	2,782	2,783

SLM Student Loan Trust
3.800% due 12/15/2038	4,300	4,197
5.316% due 10/27/2014	6,100	6,104
5.326% due 04/25/2014	6,700	6,705
5.330% due 07/25/2013	3,999	4,001
5.350% due 10/25/2018	2,755	2,753

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	2,878	2,878
5.400% due 01/25/2037	3,902	3,903
5.520% due 03/25/2036	2,100	2,102

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	3,889	3,890

Structured Asset Securities Corp.
5.400% due 01/25/2037	1,730	1,731
5.450% due 12/25/2035	633	633

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	1,871	1,872

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	2,871	2,872
5.420% due 03/25/2037	2,000	2,001

Total Asset-Backed Securities (Cost $330,697)		330,815

SOVEREIGN ISSUES 8.3%
Argentina Bonos
5.475% due 08/03/2012	92,500	66,577

Banco Nacional de Desenvolvimento Economico e Social
5.667% due 06/16/2008	29,627	29,375

Banque Centrale de Tunisie
7.500% due 09/19/2007	3,000	3,038

Brazilian Government International Bond
7.875% due 03/07/2015	175	200
8.875% due 10/14/2019	50	63
10.000% due 08/07/2011	1,950	2,296
10.500% due 07/14/2014	1,150	1,481

Chile Government International Bond
5.760% due 01/28/2008	6,461	6,475

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007	5,087	5,154

Guatemala Government Bond
8.500% due 08/03/2007	1,700	1,720

Kazakhstan Government International Bond
11.125% due 05/11/2007	750	756

Korea Development Bank
3.875% due 03/02/2009	8,195	8,009
4.250% due 11/13/2007	9,848	9,780
4.750% due 07/20/2009	10,300	10,214
5.480% due 10/31/2008	26,100	26,079
5.490% due 04/03/2010 (a)	27,600	27,615
5.640% due 11/22/2012	7,500	7,527
5.760% due 10/20/2009	23,950	24,124

Mexico Government International Bond
6.060% due 01/13/2009	47,461	47,924

Pakistan Government International Bond
7.125% due 03/31/2016	3,400	3,487

Peru Government International Bond
6.550% due 03/14/2037	5,982	6,224

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Republic of Korea
4.875% due 09/22/2014		$2,000	$1,953

Russia Government International Bond
8.250% due 03/31/2010		19,056	20,001
10.000% due 06/26/2007		3,000	3,035
12.750% due 06/24/2028		100	182

Ukraine Government International Bond
6.875% due 03/04/2011		250	260
8.775% due 08/05/2009		48,350	51,618

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,450
6.360% due 04/20/2011		62,300	61,770

Total Sovereign Issues (Cost $424,181)			429,387

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	2,000	2,705
6.974% due 04/08/2014		2,000	2,712

Atlas Reinsurance PLC
7.717% due 01/10/2010		3,100	4,211

Basell NV
5.942% due 09/15/2013		1,274	1,726
5.982% due 09/15/2013		579	785
6.692% due 09/15/2014		1,276	1,732
6.732% due 09/15/2014		894	1,213

Bombardier, Inc.
6.939% due 11/15/2013		3,250	4,526

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	9,910	4,440

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		10,000	6,958
10.000% due 01/01/2012		5,000	2,276

Gaz Capital for Gazprom
5.440% due 11/02/2017	EUR	2,400	3,200
5.875% due 06/01/2015		15,000	20,780
7.800% due 09/27/2010		3,000	4,411

JSG Holding PLC
6.234% due 11/19/2013		707	953
6.234% due 11/29/2013		885	1,193
6.335% due 11/29/2013		1,122	1,512
6.343% due 11/29/2013		307	414
6.362% due 11/29/2013		359	483
6.396% due 11/29/2013		621	837
6.734% due 11/29/2014		617	833
6.757% due 11/29/2014		112	151
6.835% due 11/29/2014		409	552
6.862% due 11/29/2014		133	179
6.896% due 11/29/2014		230	311

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,293

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,217

M-Real Serla OYJ
7.764% due 12/15/2010	EUR	8,000	11,007

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		4,600	6,214
6.579% due 11/30/2014		4,600	6,230
8.250% due 05/01/2016		1,400	2,043

Pirelli Cable
6.659% due 06/23/2014		3,900	5,262

Pylon Ltd.
5.396% due 12/18/2008 (k)		4,000	5,396

Rhodia S.A.
6.507% due 10/15/2013		10,000	13,626

66	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
6.000% due 12/06/2011	GBP	5,500	$10,833

Seat Pagine Gialle SpA
3.531% due 05/25/2012	EUR	1,899	2,544

SigmaKalon
6.222% due 09/19/2012		2,000	2,697
6.972% due 09/19/2013		1,758	2,379

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	5,939
0.967% due 05/25/2011		700,000	5,970

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	9,669

UPC Broadband Holding BV
6.103% due 03/31/2013	EUR	1,767	2,373
6.103% due 12/31/2013		2,000	2,686

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	9,356

Weather Investments II SARL
6.124% due 06/17/2012		2,100	2,812

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,413
6.798% due 06/17/2014		1,050	1,416

Total Foreign Currency-Denominated Issues (Cost $180,295)			188,468

		SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		4,610	4,679

Total Preferred Stocks (Cost $4,726)			4,679

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008
Worldwide Dollar Government Term Trust, Inc.		297,200	3,103

Total Exchange-Traded Funds (Cost $3,236)			3,103

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 22.2%

CERTIFICATES OF DEPOSIT 8.3%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$6,500	$6,503

Bank of Ireland
5.400% due 01/15/2010		27,500	27,518

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BNP Paribas
5.262% due 05/28/2008	$20,800	$20,807
5.262% due 07/03/2008	20,000	19,993

BNP Paribas Finance, Inc.
5.270% due 09/23/2008	23,600	23,600

Calyon Financial, Inc.
5.340% due 01/16/2009	24,400	24,400

Dexia Credit Local S.A.
5.270% due 09/29/2008	16,000	16,000

Fortis Bank NY
5.265% due 04/28/2008	4,600	4,606
5.265% due 06/30/2008	25,000	25,008
5.300% due 09/30/2008	16,200	16,200

Nordea Bank Finland PLC
5.308% due 05/28/2008	20,800	20,812

Royal Bank of Canada
5.267% due 06/30/2008	51,800	51,854

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	25,300	25,300
5.265% due 03/26/2008	34,400	34,395

Skandinav Enskilda BK
5.272% due 08/21/2008	3,000	3,000
5.275% due 08/21/2008	3,400	3,400
5.302% due 02/04/2008	3,000	3,001
5.340% due 08/21/2008	6,400	6,402
5.350% due 02/13/2009	22,300	22,312

Societe Generale NY
5.258% due 06/20/2007	3,700	3,700
5.270% due 03/25/2008	34,800	34,800
5.271% due 06/30/2008	13,000	13,005

Unicredito Italiano NY
5.358% due 05/06/2008	6,500	6,501
5.360% due 05/29/2008	17,300	17,309

		430,426

COMMERCIAL PAPER 13.8%
Fannie Mae
5.020% due 05/23/2007	10,000	9,927
5.090% due 05/30/2007	47,068	46,678
5.130% due 04/18/2007	9,000	8,979
5.135% due 04/04/2007	5,000	4,999
5.135% due 04/25/2007	94,900	94,589
5.135% due 06/13/2007	1,900	1,879
5.140% due 05/31/2007	1,000	992
5.140% due 06/06/2007	7,000	6,931
5.140% due 06/13/2007	4,000	3,956
5.187% due 04/25/2007	5,000	4,983

Federal Home Loan Bank
5.000% due 04/02/2007	65,800	65,773

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.135% due 04/25/2007	$200,000	$199,344
5.135% due 05/02/2007	141,000	140,397
5.185% due 04/04/2007	900	900

Freddie Mac
5.050% due 05/29/2007	16,900	16,762
5.055% due 04/10/2007	20,000	19,977
5.125% due 04/30/2007	500	498
5.127% due 04/16/2007	3,600	3,593
5.130% due 04/23/2007	13,000	12,961
5.135% due 06/04/2007	6,700	6,636
5.140% due 04/04/2007	1,000	1,000
5.140% due 04/05/2007	2,000	1,999
5.145% due 05/31/2007	20,100	19,930
5.145% due 06/11/2007	40,700	40,268
5.170% due 04/20/2007	300	299

		714,250

U.S. TREASURY BILLS 0.1%
4.921% due 05/31/2007 - 06/14/2007 (c)(d)(e)(g)	8,320	8,231

Total Short-Term Instruments (Cost $1,152,656)		1,152,907

PURCHASED OPTIONS (i) 0.3%

Total Purchased Options (Cost $17,469)		15,828

Total Investments (f) 103.5% (Cost $5,340,797)		$5,362,599

Written Options (j) (0.3%) (Premiums $15,520)		(14,041)

Other Assets and Liabilities (Net) (3.2%)		(165,689)

Net Assets 100.0%		$5,182,869

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,968 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,187 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $196,442 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Annual Report	March 31, 2007	67

Schedule of Investments  Floating Income Fund  (Cont.)

(g)	Securities with an aggregate market value of $3,828 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	200	$5
Euro-Bund 10-Year Note June Futures	Long	06/2007	652	(773)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,929	(1,684)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,150	(509)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,991	(2,166)

				$(5,127)

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007	EUR	42,500	$144
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		4,500	204
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%		12/20/2011		30,000	1,387
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		62,425	2,384
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	39
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	35
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	40
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	39
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009		$100	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	15
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		28,500	256
Bank of America	Centex Corp. 5.250% due 06/15/2015	Buy	(0.890%	)	03/20/2017		7,000	406
Bank of America	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.960%	)	03/20/2017		7,000	315
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		7,700	45
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%		02/20/2009		20,000	73
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	344
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	301
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		4,800	157
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		8,000	219
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	222
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	142
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	(117)
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		136,500	3,010
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	2
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		3,000	6
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		4,000	(251)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		4,000	(245)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		7,500	276
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	16
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	1
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	2
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	11
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	62
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	1
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011		10,000	24
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%		09/20/2011		10,000	376
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011		40,000	527
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		14,700	40
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%		09/20/2007		100	1
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		8,995	230
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%		12/20/2011		16,300	(397)
Citibank N.A.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.700%		03/20/2012		5,000	(261)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.940%		03/20/2012		18,000	(653)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%		03/20/2012		25,000	(1,026)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%		09/20/2008		360	5
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009		250	14
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009		125	4
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009		100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009		1,000	33
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%		12/20/2009		360	5
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011		10,000	225
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011		15,000	564
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011		1,500	(16)

68	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%		03/20/2012	$10,000	$(3)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	55,000	563
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	17,000	866
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	4,500	7
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%		07/20/2011	25,000	1,206
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	1,000	9
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	16,000	425
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	5,000	196
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	25,000	797
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	25,000	197
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	67,000	742
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	34,000	2
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		11/20/2016	25,000	852
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	300	11
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	250	6
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	15,000	923
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,700	62
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	69,200	186
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	10,000	376
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	25,000	23
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.400%		12/20/2011	75,000	(87)
Goldman Sachs & Co.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.120%	)	03/20/2017	7,000	461
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	600	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.220%		07/20/2007	21,000	13
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	900	3
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,200	33
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	198
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	4
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%		01/20/2010	20,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	913
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	432
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	5,000	49
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	80,000	1,139
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	4,000	(257)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	2,900	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	473
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%		03/20/2011	40,000	902
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	594
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(91)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	11
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	11,200	43
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	6
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%		08/20/2011	50,000	1,027
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%		08/20/2011	25,000	775
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%		08/20/2011	25,000	283
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%		08/20/2011	25,000	293
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%		08/20/2011	25,000	313
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	77
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	323
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%	)	10/20/2011	15,200	632
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.730%		10/20/2011	50,000	495
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	580,005	11,728
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	140,000	700
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	25,000	321
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	8,000	146
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	8
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	2,100	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%		06/20/2012	79,300	12
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	4,500	72
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		11/20/2016	20,000	698
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%		11/20/2016	50,000	1,768
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%		11/20/2016	10,000	336
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.730%		11/20/2016	20,000	170
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%		11/20/2016	10,000	125
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	10,000	183
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	10,000	344
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	10,000	204
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	10,000	22
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	25,000	388
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%		01/20/2017	10,000	178
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.660%		01/20/2017	11,000	18

See Accompanying Notes	Annual Report	March 31, 2007	69

Schedule of Investments  Floating Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%		01/20/2017	$11,000	$(64)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	11,200	30
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	41
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	10
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	8
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	7
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	52
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,900	24
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	24
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	31,800	121
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	24
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	311
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	576
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	145,200	706
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	5,700	46
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%		08/20/2007	15,000	27
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	1
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	1,548
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,837
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	23
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%		08/20/2011	20,000	674
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	4,200	41
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	80,000	627
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	20,000	411
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	25,000	279
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	7,000	129
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	8,300	410
UBS Warburg LLC	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	29,000	186
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,000	22
UBS Warburg LLC	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	14,000	13
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	11,000	9
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	13,700	174
UBS Warburg LLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	8,000	149
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.000%	)	03/20/2017	7,000	329
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.220%	)	03/20/2017	7,000	317
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%		09/20/2011	25,000	16
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%		09/20/2011	25,000	33

							$53,518

Credit Default Swaps (Asset-Backed Securities)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	ABS Home Equity Index	Sell	2.420%	05/25/2046	$8,000	$(1,445)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.420%	05/25/2046	14,500	678

						$(767)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	16,900	$(21)
Deutsche Bank AG	BRL-CDI-Compounded	Pay	13.690%	01/02/2009	BRL	150,000	1,929
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		16,000	425
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		13,000	440
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	01/04/2010		96,600	638
Morgan Stanley	BRL-CDI-Compounded	Pay	13.700%	01/02/2009		137,000	1,816
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(1,981)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	14
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(608)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(749)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	399
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	36
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	0

70	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	$209
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	10
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	14
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	0
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016	HUF	4,680,000	(1,485)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016		10,960,000	(4,478)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	235
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	45
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	42
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009	MXN	1,100,000	110
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011		280,000	428
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	918
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		1,029,000	2,553
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		63,000	120
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	102
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009		1,100,000	110
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	400
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		20,000	76
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$84,550	1,770
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		28,600	636
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		238,300	4,224
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,000	478
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		52,100	369
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,800	223
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		295,000	(3,377)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		28,200	378

							$6,448

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures		$91.250	06/18/2007	440	$4	$0
Put - CME 90-Day Eurodollar June Futures		92.250	06/16/2008	75	0	0
Put - CME 90-Day Eurodollar September Futures		91.000	09/17/2007	185	2	0
Put - OTC United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	GBP	92.750	09/19/2007	300	3	0

					$9	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call -OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$2,944,000	$17,443	$15,828

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 04/01/2037	$ 104.750	04/05/2007	$141,000	$17	$0

(j)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call -OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$1,280,000	$15,520	$14,041

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	11/14/2006	$5,150	$5,396	0.10%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$28,200	$23,142	$26,069

(2) Market value includes $830 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	71

Schedule of Investments  Floating Income Fund  (Cont.)

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	9,200	04/2007	$0	$(22)	$(22)
Buy		30,592	05/2007	1,081	0	1,081
Sell		30,592	05/2007	4	0	4
Buy		19,462	06/2007	662	0	662
Buy		30,592	03/2008	0	(30)	(30)
Buy	CLP	2,320,150	06/2007	0	(78)	(78)
Buy	CNY	274,903	08/2007	750	0	750
Buy		240,681	11/2007	651	0	651
Buy		4,190	12/2007	4	0	4
Buy		266,249	01/2008	3	(17)	(14)
Buy	COP	926,190	04/2007	10	0	10
Sell		926,190	04/2007	6	0	6
Buy		926,190	03/2008	0	(6)	(6)
Buy	CZK	20,884	04/2007	27	0	27
Sell		20,884	04/2007	1	(1)	0
Buy		20,884	03/2008	1	0	1
Buy	EUR	4,207	04/2007	1	(7)	(6)
Sell		75,118	04/2007	7	(47)	(40)
Sell	GBP	35,593	04/2007	0	(704)	(704)
Buy	HKD	936	05/2007	0	0	0
Sell	HUF	3,794,215	05/2007	0	(122)	(122)
Sell		2,572,925	07/2007	0	(742)	(742)
Buy	IDR	4,367,283	07/2007	0	(2)	(2)
Buy	ILS	2,325	12/2007	9	0	9
Buy	INR	360,320	04/2007	156	0	156
Sell		360,320	04/2007	0	(12)	(12)
Buy		125,337	05/2007	44	0	44
Buy		180,160	10/2007	0	(34)	(34)
Buy	JPY	490,418	05/2007	112	0	112
Sell		3,150,151	05/2007	50	(108)	(58)
Buy	KRW	1,029,270	05/2007	0	(2)	(2)
Buy		27,758,282	09/2007	94	0	94
Buy	MXN	545,221	04/2007	146	(62)	84
Sell		545,221	04/2007	12	(484)	(472)
Buy		525,648	05/2007	0	(461)	(461)
Buy		90,214	03/2008	0	(10)	(10)
Buy	MYR	2,138	07/2007	4	0	4
Buy	NOK	131,289	04/2007	423	0	423
Buy	PLN	11,870	04/2007	119	0	119
Sell		11,870	04/2007	0	(19)	(19)
Buy		7,762	05/2007	85	0	85
Buy		11,870	03/2008	20	0	20
Buy	RUB	462,161	09/2007	428	0	428
Buy		72,009	11/2007	71	0	71
Buy		124,580	12/2007	53	0	53
Buy		225,883	01/2008	99	0	99
Buy	SGD	6,991	04/2007	42	0	42
Sell		3,138	04/2007	0	(1)	(1)
Buy		224	07/2007	1	0	1
Buy		3,138	10/2007	1	0	1
Buy	SKK	26,981	04/2007	84	0	84
Sell		26,981	04/2007	0	(8)	(8)
Buy		26,981	03/2008	7	0	7
Buy	TRY	2,133	05/2007	56	0	56
Buy	ZAR	190,058	05/2007	326	(227)	99
Sell		190,058	05/2007	309	0	309
Buy		9,352	06/2007	0	(11)	(11)

				$5,959	$(3,217)	$2,742

72	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 129.1%
Fannie Mae
4.500% due 02/01/2020 (e)	$7,612	$7,372
5.000% due 01/01/2018 - 04/01/2037	7,168	6,997
5.500% due 04/01/2037	5,000	4,949
5.797% due 03/01/2018	14	14
6.000% due 04/01/2037	5,000	5,038
6.295% due 07/01/2011	5,696	5,762
6.500% due 04/01/2037	1,000	1,020
9.000% due 07/01/2018	10	11

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	4,990	4,829
5.246% due 06/01/2030	29	29
5.370% due 05/01/2019	14	15
6.675% due 05/01/2031	27	28
7.500% due 08/15/2029 (a)	37	7

Ginnie Mae
3.500% due 02/20/2026	10,536	10,410
4.000% due 01/20/2021	691	689
4.500% due 08/20/2033	1,956	1,846
5.000% due 07/20/2035 - 04/01/2037	41,407	40,307
5.250% due 02/20/2030	1,770	1,786
5.375% due 06/20/2021 - 05/20/2032	16,151	16,325
5.500% due 04/15/2025 - 04/01/2037	136,765	136,339
5.520% due 01/16/2031 - 02/16/2032	4,622	4,633
5.570% due 08/16/2032	996	999
5.620% due 12/16/2026 - 08/16/2031	868	872
5.625% due 02/20/2018 - 03/20/2018	26	26
5.720% due 06/16/2027	793	795
5.750% due 07/20/2018 - 08/20/2025	23	24
5.820% due 07/16/2028	169	172
5.870% due 04/16/2032	325	329
5.875% due 05/20/2016 - 05/16/2027	110	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.970% due 05/16/2029 - 06/20/2030	$708	$713
6.000% due 06/15/2009 - 04/01/2037	75,707	76,715
6.125% due 12/20/2017 - 10/20/2030	18	19
6.500% due 12/15/2023 - 04/01/2037	33,564	34,442
7.500% due 10/15/2022 - 06/15/2033	5,721	5,988

Small Business Administration
7.449% due 08/01/2010	48	50

Total U.S. Government Agencies (Cost $368,402)		369,707

MORTGAGE-BACKED SECURITIES 0.1%
CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	115	115

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	235	235

Total Mortgage-Backed Securities (Cost $350)		350

ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	19	19

Centex Home Equity
5.620% due 01/25/2032	42	42

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	91	91

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,672

Home Equity Asset Trust
5.920% due 11/25/2032	2	3

Saxon Asset Securities Trust
5.580% due 08/25/2032	16	16

Structured Asset Securities Corp.
5.610% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $1,906)		1,929

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.4%

COMMERCIAL PAPER 0.6%
Bank of America Corp.
5.220% due 07/24/2007	$600	$592

Natixis S.A.
5.400% due 04/02/2007	1,200	1,200

		1,792

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $2,040. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,858	3,858
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,936. Repurchase proceeds are $3,860.)

		5,858

U.S. TREASURY BILLS 0.7%
4.906% due 06/14/2007 (b)(c)(f)	2,130	2,106

Total Short-Term Instruments (Cost $9,759)		9,756

Total Investments (d) 133.3% (Cost $380,417)		$381,742

Other Assets and Liabilities (Net) (33.3%)		(95,430)

Net Assets 100.0%		$286,312

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $1,978 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $47 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $29,033 at a weighted average interest rate of 5.260%. On March 31, 2007, securities valued at $3,672 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $128 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	121	$27
90-Day Eurodollar June Futures	Long	06/2007	67	(9)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	20	14

				$32

See Accompanying Notes	Annual Report	March 31, 2007	73

Schedule of Investments  GNMA Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$207
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	20
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	(1)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	2,000	473
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	704
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	585
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(4)

							$1,984

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$250	$(15)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,500	(44)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,500	11

							$(48)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$4,000	$84
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	4,300	(25)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $316	07/01/2011	8,000	(300)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	6,100	(36)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	3,500	80

						$(197)

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$16,000	$15,889	$15,835
Fannie Mae	6.000%	04/01/2037	12,000	12,112	12,090
Ginnie Mae	5.500%	04/01/2037	16,000	15,985	15,915
Ginnie Mae	6.000%	04/01/2037	7,000	7,096	7,092

				$51,082	$50,932

74	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.0%
AES Corp.
7.120% due 04/30/2010	$4,950	$4,980
7.130% due 04/30/2010	1,050	1,059

Amadeus Global Travel Distribution S.A.
7.364% due 04/08/2012	4,044	4,047
8.070% due 04/08/2013	1,902	1,919
8.570% due 04/08/2014	1,879	1,903

Biomet, Inc.
6.000% due 03/08/2008	30,000	29,883

Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011	626	632
7.614% due 02/09/2011	8,091	8,164

Charter Communications Operating LLC
7.985% due 04/25/2013	14,250	14,245

Delphi Corp.
7.625% due 12/31/2007	1,000	1,006
8.125% due 12/31/2007	11,000	11,057

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,280

Ford Motor Co.
8.360% due 11/29/2013	29,676	29,814

Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	9,000	9,086

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	39,850

HCA, Inc.
7.614% due 11/14/2013	17,706	17,877

Headwaters, Inc.
7.320% due 04/30/2011	7,681	7,719

HealthSouth Corp.
8.620% due 02/02/2013	29,031	29,215

Hertz Corp.
5.350% due 12/21/2012	1,000	1,009
7.070% due 12/20/2012	2,201	2,221
7.070% due 12/21/2012	3,059	3,080
7.090% due 12/21/2012	340	343

Ineos Group Holdings PLC
7.580% due 10/07/2012	14,220	14,325
7.580% due 10/07/2013	1,237	1,257
8.080% due 10/07/2014	1,237	1,261

Intelsat Bermuda Ltd.
7.860% due 02/15/2014	34,750	34,865

JSG Holding PLC
7.735% due 11/29/2013	700	707
8.235% due 11/29/2014	700	707

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	15,961	15,992

Northwest Airlines, Inc.
7.850% due 08/22/2008	4,500	4,489

NTL Investment
7.360% due 01/06/2013	4,000	4,023

Primedia, Inc.
7.570% due 09/30/2013	1,990	1,991

Reliant Energy, Inc.
5.187% due 12/01/2010	2,357	2,378
7.695% due 12/01/2010	3,143	3,170

Rexel S.A.
8.070% due 01/20/2013	2,000	2,013
8.570% due 04/10/2014	2,000	2,021

Rite Aid Corp.
9.000% due 11/08/2013	16,000	15,920

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Riverdeep Interactive
11.550% due 12/21/2014	$10,000	$10,000

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	27	27
8.090% due 11/01/2011	10,616	10,711

Sandridge Energy, Inc.
8.975% due 04/01/2015	13,500	13,736

Telesat Canada, Inc.
2.620% due 02/14/2008	27,500	27,418

Univision Communications, Inc.
6.250% due 09/15/2014	19,000	19,009

Verso Paper Holdings LLC
5.265% due 02/01/2013	2,200	2,210

VNU/Nielson Finance LLC
7.610% due 08/08/2013	5,486	5,539

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,516	6,744

Worldspan LP
5.360% due 12/07/2014	1,000	1,007
8.590% due 12/07/2013	995	1,002
8.610% due 12/07/2013	1,000	1,007

Total Bank Loan Obligations (Cost $449,708)		452,060

CORPORATE BONDS & NOTES 81.5%

BANKING & FINANCE 12.1%
AES Ironwood LLC
8.857% due 11/30/2025	48,099	54,352

AES Red Oak LLC
8.540% due 11/30/2019	14,399	15,731

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	35,204	40,165

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,174

Buffalo Thunder Development Authority
9.375% due 12/15/2014	5,400	5,535

C10 Capital SPV Ltd.
6.722% due 12/01/2049	10,500	10,374

Chukchansi Economic Development Authority
8.000% due 11/15/2013	675	701

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,021

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,880	1,852

Ford Motor Credit Co.
7.000% due 10/01/2013	4,300	4,002
7.250% due 10/25/2011	35,025	34,073
7.375% due 02/01/2011	142,444	140,213
8.000% due 12/15/2016	80,445	77,535
8.625% due 11/01/2010	8,265	8,441

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,762

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,896
6.750% due 12/01/2014	6,675	6,572
6.875% due 08/28/2012	21,890	21,826
7.000% due 02/01/2012	19,400	19,511
8.000% due 11/01/2031	32,700	35,157

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	7,900	8,325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Idearc, Inc.
8.000% due 11/15/2016	$41,200	$42,590

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,824

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,202

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	13,340	14,007

Petroleum Export Ltd. II
6.340% due 06/20/2011	17,540	17,324

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	53,986

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	2,500	2,587
7.175% due 05/16/2013	3,000	3,176

Sally Holdings LLC
9.250% due 11/15/2014	28,500	29,426

Sets Trust
8.850% due 04/02/2007	5,000	5,020

Tenneco, Inc.
8.625% due 11/15/2014	13,895	14,555
10.250% due 07/15/2013	30,680	33,595

Universal City Development Partners
11.750% due 04/01/2010	9,342	9,938

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	8,186
10.110% due 05/01/2010	1,133	1,174

Ventas Realty LP
6.500% due 06/01/2016	500	514
6.750% due 04/01/2017	9,750	10,140
7.125% due 06/01/2015	8,975	9,446
8.750% due 05/01/2009	11,940	12,716

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	84
10.732% due 01/01/2013 (n)	4,960	5,188

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,756

Yankee Acquisition Corp.
8.500% due 02/15/2015	18,875	19,205
9.750% due 02/15/2017	900	916

		900,808

INDUSTRIALS 55.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,525	6,166

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,465	15,736

Albertson’s, Inc.
7.450% due 08/01/2029	19,500	19,280
7.750% due 06/15/2026	7,800	7,938

Allied Waste North America, Inc.
7.125% due 05/15/2016	200	205
7.250% due 03/15/2015	41,251	42,282
7.875% due 04/15/2013	45,571	47,508

American Stores Co.
8.000% due 06/01/2026	12,400	13,360

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,789
7.250% due 05/20/2015	24,520	24,888

Aramark Corp.
8.500% due 02/01/2015	40,605	42,432

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,611

See Accompanying Notes	Annual Report	March 31, 2007	75

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Armor Holdings, Inc.
8.250% due 08/15/2013	$6,490	$6,847

ArvinMeritor, Inc.
8.125% due 09/15/2015	4,000	3,990
8.750% due 03/01/2012	26,365	27,354

Bombardier, Inc.
8.000% due 11/15/2014	15,050	15,652

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	34,025	36,705

Bowater Canada Finance
7.950% due 11/15/2011	20,520	20,058

Boyd Gaming Corp.
7.125% due 02/01/2016	13,715	13,509

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	13,859
8.250% due 07/01/2014	14,890	15,113

C8 Capital SPV Ltd.
6.640% due 12/31/2049	8,800	8,725

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,625

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	26,919

Cascades, Inc.
7.250% due 02/15/2013	12,980	13,045

CCO Holdings LLC
8.750% due 11/15/2013	101,300	105,352

CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	15,150	13,105

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,630
7.875% due 07/01/2011	19,500	18,964

Chart Industries, Inc.
9.875% due 10/15/2015	7,165	7,523

Chemtura Corp.
6.875% due 06/01/2016	7,920	7,702

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,770
6.875% due 01/15/2016	18,395	18,717
7.000% due 08/15/2014	26,015	26,926
7.500% due 06/15/2014	18,395	19,361
7.750% due 01/15/2015	3,175	3,326

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,361

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,723

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	2,375	2,458
7.750% due 05/15/2017	3,175	3,326

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	19,023	18,757
7.373% due 06/15/2017	1,152	1,159
7.566% due 09/15/2021	2,903	2,941

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	20,288

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,646
7.500% due 05/01/2011	7,000	7,228

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	10,200	10,544
7.750% due 11/15/2015	24,845	25,963

CSC Holdings, Inc.
6.750% due 04/15/2012	6,515	6,499
6.750% due 04/15/2012 (b)	625	623
7.625% due 04/01/2011	41,875	43,131

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaVita, Inc.
7.250% due 03/15/2015	$55,865	$56,773

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	39,417

Dex Media West LLC
9.875% due 08/15/2013	43,213	47,372

DirecTV Holdings LLC
8.375% due 03/15/2013	6,281	6,650

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,641	7,832

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,512

Dynegy Holdings, Inc.
7.125% due 05/15/2018	10,200	9,843
8.375% due 05/01/2016	8,450	8,830

EchoStar DBS Corp.
6.625% due 10/01/2014	12,760	12,872
7.000% due 10/01/2013	14,425	14,930
7.125% due 02/01/2016	56,370	58,484

El Paso Corp.
7.420% due 02/15/2037	2,000	2,115
7.750% due 01/15/2032	3,250	3,608
7.800% due 08/01/2031	38,422	42,648
8.050% due 10/15/2030	6,710	7,649

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,530

El Paso Production Holding Co.
7.750% due 06/01/2013	43,345	45,512

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	10,959
8.750% due 06/15/2012	13,843	14,431
8.780% due 08/01/2007 (n)	14,000	14,107
8.870% due 08/01/2009 (n)	7,300	7,613

Ford Motor Co.
7.450% due 07/16/2031	43,803	34,112

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	9,925	10,707
8.375% due 04/01/2017	32,900	35,655

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	49,325	49,633
9.125% due 12/15/2014 (c)	22,675	22,618

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	34,372

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,143

General Motors Corp.
8.100% due 06/15/2024	3,880	3,444
8.250% due 07/15/2023	64,830	58,671

Georgia-Pacific Corp.
7.000% due 01/15/2015	11,000	11,110
7.125% due 01/15/2017	13,650	13,752
7.250% due 06/01/2028	15,200	14,592
7.375% due 12/01/2025	34,185	33,160
7.750% due 11/15/2029	5,900	5,870
8.000% due 01/15/2024	47,475	47,950

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	9,000	9,720
9.000% due 07/01/2015	21,765	23,996

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	17,079

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,068

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,466

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HCA, Inc.
6.750% due 07/15/2013	$45,343	$41,942
7.190% due 11/15/2015	31,122	27,607
7.500% due 12/15/2023	4,000	3,414
7.690% due 06/15/2025	12,525	10,860
8.360% due 04/15/2024	4,890	4,478
9.000% due 12/15/2014	7,936	7,909
9.250% due 11/15/2016	83,755	90,560
9.625% due 11/15/2016 (c)	16,550	17,915

Health Management Associates, Inc.
6.125% due 04/15/2016	4,550	4,448

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,013
8.125% due 06/01/2012	7,575	7,689

Hertz Corp.
8.875% due 01/01/2014	52,300	56,615

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,748

Host Marriott LP
6.750% due 06/01/2016	7,495	7,589
7.125% due 11/01/2013	27,275	28,025

Ineos Group Holdings PLC
8.500% due 02/15/2016	46,425	44,684

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,925

Intelsat Bermuda Ltd.
6.500% due 11/01/2013	6,000	5,325
9.250% due 06/15/2016	21,850	24,308

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,531

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	13,390	14,026
8.625% due 01/15/2015	37,680	40,506

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	5,873	5,902

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,909	2,152
9.410% due 06/15/2010 (a)	805	793
10.000% due 06/15/2012 (a)	6,064	5,974

L-3 Communications Corp.
6.375% due 10/15/2015	19,905	19,830
7.625% due 06/15/2012	32,250	33,379

Legrand France
8.500% due 02/15/2025	16,775	19,794

Lyondell Chemical Co.
8.000% due 09/15/2014	12,875	13,551
8.250% due 09/15/2016	23,475	25,236

MGM Mirage
6.625% due 07/15/2015	26,780	25,843
6.750% due 04/01/2013	11,280	11,252
6.875% due 04/01/2016	13,650	13,343

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,701

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	505

Nalco Co.
7.750% due 11/15/2011	17,300	17,819
8.875% due 11/15/2013	22,850	24,392

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,432
6.625% due 04/15/2016	15,400	15,477

76	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Norampac, Inc.
6.750% due 06/01/2013	$12,879	$12,799

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	10,600	11,395

Nortel Networks Ltd.
9.610% due 07/15/2011	2,000	2,150
10.125% due 07/15/2013	15,375	16,951
10.750% due 07/15/2016	9,175	10,230

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,590

Novelis, Inc.
7.250% due 02/15/2015	9,595	10,195

OPTI Canada, Inc.
8.250% due 12/15/2014	28,400	29,678

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	26,025	25,895
7.750% due 05/15/2011	7,350	7,626
8.750% due 11/15/2012	9,920	10,490
8.875% due 02/15/2009	5,000	5,125

Peabody Energy Corp.
6.875% due 03/15/2013	19,460	19,898
7.375% due 11/01/2016	2,000	2,115

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	13,725	13,759
8.375% due 05/01/2017	4,950	4,913

Plains Exploration & Production Co.
7.000% due 03/15/2017	2,825	2,853

Pogo Producing Co.
7.875% due 05/01/2013	7,710	7,806

PQ Corp.
7.500% due 02/15/2013	15,150	15,377

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,912

Primedia, Inc.
8.000% due 05/15/2013	11,850	12,324
8.875% due 05/15/2011	3,775	3,898

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,002

Qwest Communications International, Inc.
7.500% due 02/15/2014	148,156	153,341

Range Resources Corp.
7.500% due 05/15/2016	5,700	5,900

Reynolds American, Inc.
7.625% due 06/01/2016	20,395	21,799
7.750% due 06/01/2018	34,195	37,068

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,920
8.875% due 01/15/2016	59,085	63,073

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,725	15,020

Rocky River Realty
8.810% due 04/14/2007 (n)	75	75

Rogers Cable, Inc.
6.750% due 03/15/2015	10,520	10,941
8.750% due 05/01/2032	7,100	8,804

Roseton
7.270% due 11/08/2010	35,650	36,474
7.670% due 11/08/2016	38,885	41,242

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	22,968
7.500% due 10/15/2027	5,000	4,912

Sanmina-SCI Corp.
8.125% due 03/01/2016	23,895	22,581

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SemGroup LP
8.750% due 11/15/2015	$40,175	$40,978

Sensata Technologies BV
8.000% due 05/01/2014	40,525	40,474

Service Corp. International
7.375% due 10/01/2014	6,325	6,610
7.625% due 10/01/2018	12,275	13,042

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,432

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,691
9.625% due 10/01/2012	17,351	18,522

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,225	8,081
8.375% due 07/01/2012	18,100	18,236

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,807

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,464

Station Casinos, Inc.
6.000% due 04/01/2012	1,625	1,582
6.500% due 02/01/2014	2,175	2,012
6.875% due 03/01/2016	24,025	22,133
7.750% due 08/15/2016	27,705	28,571

Suburban Propane Partners LP
6.875% due 12/15/2013	33,480	33,145

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,410	54,317

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,540

Supervalu, Inc.
7.500% due 11/15/2014	23,900	25,035

Telenet Group Holding NV
0.000% due 06/15/2014 (f)	981	925

Tenet Healthcare Corp.
7.375% due 02/01/2013	40,935	38,223
9.875% due 07/01/2014	560	568

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	3,081

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,444

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	9,154
7.500% due 07/18/2016	14,750	15,599

TransDigm, Inc.
7.750% due 07/15/2014	10,950	11,361

Triad Hospitals, Inc.
7.000% due 11/15/2013	37,033	38,838

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,915

TRW Automotive, Inc.
7.000% due 03/15/2014	7,300	7,190
7.250% due 03/15/2017	15,075	14,849

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

UGS Corp.
10.000% due 06/01/2012	3,500	3,846

United Airlines, Inc.
6.071% due 03/01/2013	4,351	4,381
6.201% due 03/01/2010	3,202	3,228
6.602% due 03/01/2015	4,020	4,078
7.032% due 10/01/2010	1,869	1,898

Unity Media GmbH
10.375% due 02/15/2015	11,350	12,088

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verso Paper Holdings LLC
9.125% due 08/01/2014	$35,255	$36,842

VWR International, Inc.
6.875% due 04/15/2012	12,440	12,627
8.000% due 04/15/2014	43,363	45,423

Williams Cos., Inc.
7.500% due 01/15/2031	10,900	11,608
7.625% due 07/15/2019	43,005	46,983
7.750% due 06/15/2031	4,271	4,591
7.875% due 09/01/2021	91,028	100,586
8.750% due 03/15/2032	1,000	1,158

Williams Partners LP
7.250% due 02/01/2017	6,125	6,508

Windstream Corp.
8.625% due 08/01/2016	9,810	10,779

Wynn Las Vegas LLC
6.625% due 12/01/2014	79,000	78,605

Xerox Capital Trust I
8.000% due 02/01/2027	24,530	25,143

		4,160,231

UTILITIES 13.7%
AES Corp.
8.750% due 05/15/2013	37,290	39,900

American Cellular Corp.
10.000% due 08/01/2011	3,902	4,151

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,840

Cincinnati Bell, Inc.
7.250% due 07/15/2013	21,375	22,283
8.375% due 01/15/2014	40,460	41,573

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,526
7.125% due 03/15/2019	21,700	21,591
7.450% due 07/01/2035	5,460	5,119
7.875% due 01/15/2027	14,025	14,411
9.000% due 08/15/2031	20,510	22,561

CMS Energy Corp.
6.875% due 12/15/2015	10,970	11,491

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,497

Edison Mission Energy
7.750% due 06/15/2016	12,615	13,214

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,285	29,416
10.889% due 05/01/2013	6,225	6,350

Homer City Funding LLC
8.734% due 10/01/2026	11,828	13,513

Insight Midwest LP
9.750% due 10/01/2009	14,923	15,203

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,098

MetroPCS Communications, Inc.
9.250% due 11/01/2014	500	531

Midwest Generation LLC
8.560% due 01/02/2016	77,682	85,014
8.750% due 05/01/2034	22,510	24,536

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	8,056
8.375% due 10/14/2010	7,300	7,767

Nextel Communications, Inc.
7.375% due 08/01/2015	42,855	44,366

See Accompanying Notes	Annual Report	March 31, 2007	77

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NRG Energy, Inc.
7.250% due 02/01/2014	$25,550	$26,253
7.375% due 02/01/2016	68,715	70,776
7.375% due 01/15/2017	15,025	15,457

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	67,221

Qwest Corp.
6.875% due 09/15/2033	5,000	4,850
7.200% due 11/10/2026	23,626	24,039
7.250% due 10/15/2035	2,735	2,742
7.500% due 06/15/2023	30,531	31,180
7.625% due 06/15/2015	4,710	5,051
8.875% due 03/15/2012	38,820	43,090

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	55,174
9.250% due 07/15/2010	36,595	38,745

Rogers Wireless, Inc.
7.500% due 03/15/2015	9,990	10,877

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	25,085

Sierra Pacific Resources
6.750% due 08/15/2017	17,230	17,675
7.803% due 06/15/2012	15,562	16,546
8.625% due 03/15/2014	15,942	17,325

South Point Energy Center LLC
8.400% due 05/30/2012 (k)	22,565	22,082

TECO Energy, Inc.
6.750% due 05/01/2015	5,300	5,598

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,516	20,750

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	49,374	53,077

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,804

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,187

		1,027,591

Total Corporate Bonds & Notes (Cost $5,899,646)		6,088,630

CONVERTIBLE BONDS & NOTES 0.9%
Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.750% due 11/15/2035	7,275	7,611

CMS Energy Corp.
2.875% due 12/01/2024	14,250	19,291

Deutsche Bank AG
0.000% due 05/28/2008	2,050	2,793
0.000% due 07/14/2008	4,900	4,565
0.000% due 07/25/2008	6,250	6,172
0.000% due 08/08/2008	2,750	3,315
0.000% due 09/29/2008	3,425	3,202
1.800% due 05/29/2009	5,000	4,787
2.000% due 10/07/2009	9,825	9,071

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	1,575	1,538

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (i)	4,650	5,631

Total Convertible Bonds & Notes (Cost $64,963)		68,838

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		$4,600	$4,601

Total Municipal Bonds & Notes (Cost $4,600)			4,601

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		28	28

Total U.S. Government Agencies (Cost $29)			28

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		683	673

Total Mortgage-Backed Securities (Cost $648)			673

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	460	622
6.974% due 04/08/2014		460	624

Bombardier, Inc.
7.250% due 11/15/2016		29,075	40,685

Cablecom GmbH
4.197% due 04/15/2011	CHF	32,756	26,971
5.000% due 04/15/2012		3,906	3,243

JSG Holding PLC
6.234% due 11/29/2013	EUR	1,090	1,469
6.335% due 11/29/2013		2,652	3,574
6.343% due 11/29/2013		726	979
6.362% due 11/29/2013		820	1,105
6.396% due 11/29/2013		1,413	1,904
6.734% due 11/29/2014		1,090	1,473
6.757% due 11/29/2014		726	982
6.835% due 11/29/2014		2,652	3,583
6.862% due 11/29/2014		820	1,107
6.896% due 11/29/2014		1,413	1,909
10.125% due 10/01/2012		9,461	13,697

Lighthouse International Co. S.A.
8.000% due 04/30/2014		27,700	40,287

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		12,300	16,616
6.579% due 11/30/2014		12,300	16,658
8.250% due 05/01/2016		18,275	26,671

NTL Cable PLC
8.750% due 04/15/2014		18,000	25,969

OI European Group BV
6.875% due 03/31/2017		2,000	2,657

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	13,820

Royal Bank of Scotland Group PLC
6.000% due 04/06/2011	GBP	7,321	14,565

SigmaKalon
5.722% due 06/30/2012	EUR	1,480	1,980

Telenet Communications NV
9.000% due 12/15/2013		9,076	13,337

UPC Broadband Holding BV
6.103% due 12/31/2013		252	338

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UPC Holding BV
7.750% due 01/15/2014	EUR	8,025	$10,961
8.625% due 01/15/2014		18,550	26,078

Weather Investments II SARL
6.124% due 06/17/2012		4,200	5,624

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,939
6.798% due 06/17/2014		5,900	7,957

Total Foreign Currency-Denominated Issues (Cost $303,759)			335,384

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. -
Warrants Exp. 08/25/2008 (n)		65,885	1,020
US Airways Group, Inc. ‘A’ (a)		12,224	0

Total Common Stocks (Cost $0)			1,020

CONVERTIBLE PREFERRED STOCKS 0.2%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,699

Freeport-McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		79,300	8,478

Total Convertible Preferred Stocks (Cost $11,558)			12,177

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,195

Total Preferred Stocks (Cost $26,540)			26,195

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.4%

CERTIFICATES OF DEPOSIT 0.7%
Unicredito Italiano SpA
5.295% due 07/23/2007		$50,000	49,170

COMMERCIAL PAPER 4.5%
Federal Home Loan Bank
5.000% due 04/02/2007		82,100	82,100

UBS Finance Delaware LLC
5.225% due 08/01/2007		257,300	254,238

			336,338

REPURCHASE AGREEMENTS 0.5%
Lehman Brothers, Inc.
5.150% due 04/02/2007		34,000	34,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $34,620. Repurchase proceeds are $34,015.)
5.050% due 04/04/2007 (e)		6,998	6,998
(Dated 12/22/2006. Collateralized by Sabine Pall LNG LP 7.500% due 11/30/2016 valued $7,087. Repurchase proceeds are $6,998.)

			40,998

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007		14,676	14,676

(Dated 03/30/2007. Collateralized by U.S. Treasury Bills 5.164% due 05/31/2007 valued at $15,860. Repurchase proceeds are $14,682.)

78	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.5%
4.967% due 05/31/2007 -
06/14/2007 (d)(g)(j)	$34,705	$34,353

Total Short-Term Instruments (Cost $476,501)		475,535

PURCHASED OPTIONS (l) 0.0%
(Cost $31)		0

Total Investments (m) 100.0% (Cost $7,237,983)		$7,465,141

Other Assets and Liabilities (Net) 0.0%		405

Net Assets 100.0%		$7,465,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at March 31, 2007.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $9,400 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(h)	As of March 31, 2007, portfolio securities with an aggregate value of $240,608 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $8,415 at a weighted average interest rate of 5.450%. On March 31, 2007, securities valued at $5,631 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $14,072 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	3,952	$(2,173)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,709	(1,003)

				$(3,176)

(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(l)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	3,974,000	$495
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$10,000	112
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.150%	)	03/20/2009		3,250	74
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		8,000	(148)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		8,000	13
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012		5,000	2
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(5.100%	)	03/20/2014		3,250	210
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007		5,900	36
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%		02/20/2009		21,500	78
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009		12,500	18
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010		8,000	180
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011		5,000	114
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012		33,000	173
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012		8,000	(263)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		7,000	14
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007		4,000	41
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007		1,300	6
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007		2,000	27
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007		3,000	20
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		93,500	(2,491)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012		2,000	14
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		5,000	16

See Accompanying Notes	Annual Report	March 31, 2007	79

Schedule of Investments  High Yield Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	$2,000	$2
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	99
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(4)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(22)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%		03/20/2012	1,000	(34)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(500)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	15,000	29
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	63
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.520%		06/20/2012	5,000	0
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(1)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	(10)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(14)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%		06/20/2007	24,350	19
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	33
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(46)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(49)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(113)
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	4,000	(164)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(1,372)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	(197)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	3,500	(87)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	0
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	12,950	23
Deutsche Bank AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.080%		03/20/2011	6,500	(288)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	25,900	(674)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	13
Goldman Sachs & Co.	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	5,000	(205)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	214
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(14)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	121
Goldman Sachs & Co.	DirecTV Holdings LLC 8.375% due 03/15/2013	Buy	(1.800%	)	03/20/2012	5,000	(45)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(263)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(190)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	21
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	8
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	9
JPMorgan Chase & Co.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	4
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	27
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	17
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	111
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	39,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	40,000	70
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	33
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	850
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	18,500	62
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	67
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	8
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	(205)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	17,000	(1,055)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	46
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	65
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	79
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	142
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	240
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(29)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(252)

80	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	$5,000	$10
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	51
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	27
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	287
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	483
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	862
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(1,079)
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	12
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	424
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(17)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	35
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Sell	1.800%		03/20/2010	5,000	(53)

							$(3,621)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular wap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(m)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$0

(n)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,511	$18,757	0.25%
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,137	14,107	0.19%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 -01/15/2004	11,045	10,959	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,705	7,613	0.10%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 -04/24/2006	25,968	26,280	0.35%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	0.000%	08/25/2008	07/15/2004	0	1,020	0.02%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 -01/13/2005	75	75	0.00%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,962	10,444	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	84	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 -05/16/2003	4,870	5,188	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 -05/16/2003	3,030	3,187	0.04%

				$94,386	$97,714	1.31%

(o)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	22,505	06/2007	$0	$(64)	$(64)
Buy	EUR	4,994	04/2007	0	(11)	(11)
Sell		237,830	04/2007	0	(155)	(155)
Sell	GBP	15,800	04/2007	0	(151)	(151)
Buy	JPY	457,798	05/2007	105	0	105

				$105	$(381)	$(276)

See Accompanying Notes	Annual Report	March 31, 2007	81

Schedule of Investments  Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 76.5%

BANKING & FINANCE 30.5%
ABX Financing Co.
5.750% due 10/15/2016	$200	$201

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	200	202

Allstate Corp.
7.200% due 12/01/2009	200	210

American International Group, Inc.
2.875% due 05/15/2008	300	293
5.050% due 10/01/2015	200	196
6.250% due 05/01/2036	200	211

Anadarko Finance Co.
6.750% due 05/01/2011	200	210

Archstone-Smith Trust
7.900% due 02/15/2016	25	28

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	52

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	196

Bank of America Corp.
3.875% due 01/15/2008	50	50
4.750% due 08/01/2015	500	478

Bank One Corp.
5.250% due 01/30/2013	100	100
7.600% due 05/01/2007	60	60
9.875% due 03/01/2009	50	54

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	202

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	235

BNP Paribas
5.186% due 06/29/2049	700	671

C10 Capital SPV Ltd.
6.722% due 12/01/2049	400	395

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	242

Citigroup, Inc.
5.000% due 09/15/2014	200	196
5.625% due 08/27/2012	400	408
6.000% due 02/21/2012	190	197
6.125% due 08/25/2036	100	102

Commonwealth Bank of Australia
6.024% due 03/29/2049	250	252

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	100

General Electric Capital Corp.
5.000% due 01/08/2016	100	98
5.430% due 08/15/2011	500	500
5.450% due 01/15/2013	350	355
6.750% due 03/15/2032	500	568

General Motors Acceptance Corp.
6.875% due 09/15/2011	50	50

Goldman Sachs Group LP
4.500% due 06/15/2010	250	246

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	298
5.440% due 12/22/2008	200	200
5.700% due 09/01/2012	300	306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.125% due 02/15/2033	$100	$100
6.600% due 01/15/2012	100	106

HBOS Capital Funding LP
6.071% due 06/30/2049	300	306

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Capital Funding LP
4.610% due 12/29/2049	1,330	1,272

HSBC Finance Corp.
4.125% due 03/11/2008	200	198
4.125% due 12/15/2008	100	98

HSBC Holdings PLC
6.500% due 05/02/2036	200	212

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	290
5.125% due 09/15/2014	100	99
6.625% due 03/15/2012	350	371
7.125% due 06/15/2009	100	104

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	400	399

KFW International Finance, Inc.
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	289
6.625% due 01/18/2012	30	32

MBNA America Bank N.A.
7.125% due 11/15/2012	145	158

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98
5.460% due 04/26/2007	70	70

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	153

Mizuho JGB Investment LLC
9.870% due 12/31/2049	100	105

Morgan Stanley
4.750% due 04/01/2014	400	381
5.300% due 03/01/2013	325	325
5.375% due 10/15/2015	250	246
6.600% due 04/01/2012	100	106

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	256

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	218

Preferred Term Securities XII
5.900% due 03/24/2034	100	101

Prudential Financial, Inc.
5.490% due 06/13/2008	100	100

Prudential Insurance Co. of America
7.650% due 07/01/2007	250	252

Rabobank Capital Funding II
5.260% due 12/31/2049	50	49

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	676

Resona Bank Ltd.
5.850% due 09/29/2049	300	299

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	310

SB Treasury Co. LLC
9.400% due 12/29/2049	200	209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	$300	$296

UBS Preferred Funding Trust V
6.243% due 05/12/2049	200	207

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	100

USB Capital IX
6.189% due 04/15/2049	975	1,001

Ventas Realty LP
6.750% due 06/01/2010	200	206

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007	200	200

Wachovia Bank N.A.
5.000% due 08/15/2015	300	292
7.800% due 08/18/2010	30	32

Wachovia Capital Trust III
5.800% due 03/15/2042	1,100	1,114

Washington Mutual, Inc.
5.250% due 09/15/2017	250	238

Wells Fargo & Co.
5.410% due 03/23/2010	75	75
5.460% due 01/12/2011	200	200

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,500	1,450

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	302

		22,481

INDUSTRIALS 30.5%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	302

American Airlines, Inc.
6.978% due 10/01/2012	80	83
7.858% due 10/01/2011	50	54

American Greetings Corp.
7.375% due 06/01/2016	100	104

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	201
6.450% due 09/15/2036	200	199

Apache Corp.
6.000% due 01/15/2037	200	200

Barrick Gold Corp.
5.800% due 11/15/2034	100	93

Barrick Gold Finance Co.
4.875% due 11/15/2014	100	96

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

Boston Scientific Corp.
5.450% due 06/15/2014	100	96
6.000% due 06/15/2011	100	101

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	101
5.850% due 02/01/2035	200	187
6.000% due 08/15/2016	100	102

82	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cardinal Health, Inc.
5.619% due 10/02/2009	$200	$200

CBS Corp.
5.625% due 08/15/2012	500	502

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	300
7.000% due 08/15/2014	23	24
7.500% due 06/15/2014	200	210

Cisco Systems, Inc.
5.440% due 02/20/2009	60	60

Clorox Co.
5.480% due 12/14/2007	30	30

CODELCO, Inc.
6.150% due 10/24/2036	100	103

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	114

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	316
8.875% due 05/01/2017	35	43

Comcast Corp.
5.300% due 01/15/2014	100	99
5.850% due 01/15/2010	200	204
5.875% due 02/15/2018	100	100
5.900% due 03/15/2016	100	102
6.450% due 03/15/2037	200	201
7.050% due 03/15/2033	100	108

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	200	200

ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	400	407

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	103

Cox Communications, Inc.
4.625% due 06/01/2013	160	153
5.905% due 12/14/2007	100	100
6.750% due 03/15/2011	100	105
7.750% due 11/01/2010	130	141

CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52

CSX Corp.
5.300% due 02/15/2014	250	246

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	200	200
7.300% due 01/15/2012	100	108

Delhaize America, Inc.
8.125% due 04/15/2011	250	275

Devon Energy Corp.
7.950% due 04/15/2032	100	120

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	357

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	98

EchoStar DBS Corp.
6.375% due 10/01/2011	200	202

El Paso Natural Gas Co.
5.950% due 04/15/2017 (b)	500	504

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enbridge Energy Partners LP
5.875% due 12/15/2016	$200	$201

EnCana Corp.
4.750% due 10/15/2013	100	96
6.500% due 08/15/2034	100	104

Energy Transfer Partners LP
6.125% due 02/15/2017	500	512

Enterprise Products Operating LP
5.000% due 03/01/2015	200	191

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	108

Fund American Cos., Inc.
5.875% due 05/15/2013	150	150

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	258

Gazprom International S.A.
7.201% due 02/01/2020	95	101

General Mills, Inc.
5.700% due 02/15/2017	200	201

Georgia-Pacific Corp.
7.125% due 01/15/2017	700	705
8.125% due 05/15/2011	100	106

HCA, Inc.
6.750% due 07/15/2013	200	185

Hess Corp.
7.875% due 10/01/2029	200	231

Hilton Hotels Corp.
8.250% due 02/15/2011	230	249

HJ Heinz Co.
6.428% due 12/01/2008	200	204

Hospira, Inc.
6.050% due 03/30/2017	100	100

Humana, Inc.
6.450% due 06/01/2016	200	207

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	148

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
8.375% due 11/01/2019	30	38

JC Penney Corp., Inc.
8.000% due 03/01/2010	100	107

JetBlue Airways Corp.
9.605% due 03/15/2008	55	55

Kern River Funding Corp.
4.893% due 04/30/2018	66	64

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	194
7.125% due 03/15/2012	350	376
7.300% due 08/15/2033	150	163

Kroger Co.
5.500% due 02/01/2013	200	200

MGM Mirage
6.625% due 07/15/2015	100	96

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	500	593

Newmont Mining Corp.
5.875% due 04/01/2035	100	93

News America Holdings, Inc.
9.250% due 02/01/2013	400	475

Norfolk Southern Corp.
7.250% due 02/15/2031	100	111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Northrop Grumman Corp.
7.750% due 02/15/2031	$100	$124

Oracle Corp.
5.000% due 01/15/2011	150	150

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
8.000% due 11/15/2011	260	288

Phelps Dodge Corp.
8.750% due 06/01/2011	200	225
9.500% due 06/01/2031	200	248

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	187

Plains All American Pipeline LP
6.125% due 01/15/2017	400	409

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	101

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	105

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	206

Reynolds American, Inc.
7.750% due 06/01/2018	100	108

Rogers Cable, Inc.
5.500% due 03/15/2014	100	98

Safeway, Inc.
5.698% due 03/27/2009	200	200

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	218

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	108

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	59	62

Time Warner, Inc.
5.500% due 11/15/2011	100	101
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	533
7.700% due 05/01/2032	100	114

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Transocean, Inc.
7.500% due 04/15/2031	190	219

Tyson Foods, Inc.
6.850% due 04/01/2016	335	349

Union Pacific Corp.
6.625% due 02/01/2029	50	53

United Airlines, Inc.
10.125% due 03/22/2015 (a)	93	52

USX Corp.
6.850% due 03/01/2008	30	30

Vale Overseas Ltd.
6.250% due 01/11/2016	100	102
6.250% due 01/23/2017	100	102

Valero Energy Corp.
3.500% due 04/01/2009	100	97
6.125% due 04/15/2007	100	100
7.500% due 04/15/2032	100	114

Viacom, Inc.
5.750% due 04/30/2011	100	101
6.250% due 04/30/2016	500	508

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.440% due 09/10/2009	100	100
6.375% due 03/01/2012	100	106

See Accompanying Notes	Annual Report	March 31, 2007	83

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Waste Management, Inc.
7.100% due 08/01/2026	$10	$11

WellPoint, Inc.
4.250% due 12/15/2009	100	98

Westfield Group
5.700% due 10/01/2016	100	101

Williams Cos., Inc.
6.375% due 10/01/2010	100	102

Wyeth
4.375% due 03/01/2008	100	99

Wynn Las Vegas LLC
6.625% due 12/01/2014	100	100

Xerox Corp.
6.100% due 12/18/2009	100	101

XTO Energy, Inc.
6.100% due 04/01/2036	100	97
6.250% due 04/15/2013	100	104
7.500% due 04/15/2012	100	110

Yum! Brands, Inc.
8.875% due 04/15/2011	140	157

		22,427

UTILITIES 15.5%
Appalachian Power Co.
3.600% due 05/15/2008	100	98

AT&T Corp.
7.300% due 11/15/2011	447	486

AT&T, Inc.
5.100% due 09/15/2014	300	294

BellSouth Corp.
5.200% due 09/15/2014	300	295
5.200% due 12/15/2016	100	97

British Telecommunications PLC
8.625% due 12/15/2010	100	112
9.125% due 12/15/2030	100	138

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	53

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	99
5.375% due 04/15/2013	100	100
5.500% due 08/15/2016	350	349

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	358

Duke Energy Corp.
6.450% due 10/15/2032	200	213

Embarq Corp.
7.082% due 06/01/2016	500	511

Energy East Corp.
6.750% due 07/15/2036	100	106

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	147
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	49

Exelon Corp.
4.900% due 06/15/2015	200	187

FirstEnergy Corp.
6.450% due 11/15/2011	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Florida Power Corp.
5.760% due 11/14/2008	$50	$50

France Telecom S.A.
7.750% due 03/01/2011	230	251

GTE South, Inc.
6.125% due 06/15/2007	30	30

Indianapolis Power & Light
6.300% due 07/01/2013	150	157

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	150	156

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	202

Nevada Power Co.
6.500% due 05/15/2018	150	157

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	108

Ohio Edison Co.
5.450% due 05/01/2015	100	100
5.647% due 06/15/2009	100	101

Pacific Gas & Electric Co.
5.800% due 03/01/2037	100	97
6.050% due 03/01/2034	300	302

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	196

Progress Energy, Inc.
6.850% due 04/15/2012	200	215
7.100% due 03/01/2011	94	100

PSEG Power LLC
6.950% due 06/01/2012	200	214
8.625% due 04/15/2031	100	127

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	154

Qwest Corp.
8.605% due 06/15/2013	100	109

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	36	35

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	204

Southern California Edison Co.
5.000% due 01/15/2014	200	197

Sprint Capital Corp.
6.875% due 11/15/2028	100	100
8.375% due 03/15/2012	500	558
8.750% due 03/15/2032	200	237

System Energy Resources, Inc.
4.875% due 10/01/2007	100	100

TECO Energy, Inc.
6.750% due 05/01/2015	200	211
7.000% due 05/01/2012	300	318

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	193
5.250% due 11/15/2013	100	97
5.970% due 07/18/2011	200	201

Telefonica Emisones SAU
5.984% due 06/20/2011	100	103

Telus Corp.
8.000% due 06/01/2011	30	33

Toledo Edison Co.
6.150% due 05/15/2037	200	197

TXU Energy Co. LLC
5.850% due 09/16/2008	100	100
7.000% due 03/15/2013	200	208

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verizon Communications, Inc.
5.350% due 02/15/2011		$200	$201

Verizon Global Funding Corp.
7.750% due 12/01/2030		200	232

Verizon New England, Inc.
6.500% due 09/15/2011		200	209

Virginia Electric & Power Co.
5.400% due 01/15/2016		500	496

Vodafone Group PLC
3.950% due 01/30/2008		30	30
5.410% due 06/29/2007		50	50
7.750% due 02/15/2010		30	32

Xcel Energy, Inc.
6.500% due 07/01/2036		100	105

			11,414

Total Corporate Bonds & Notes (Cost $56,464)			56,322

CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026		200	203

Total Convertible Bonds & Notes (Cost $202)			203

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
5.500% due 07/01/2036		1,959	1,939
6.000% due 04/01/2036 - 10/01/2036		1,670	1,683

Total U.S. Government Agencies (Cost $3,605)			3,622

SOVEREIGN ISSUES 1.3%
Brazilian Government International Bond
8.000% due 01/15/2018		126	143

Croatia Government International Bond
6.212% due 07/31/2010		24	24

Korea Development Bank
4.750% due 07/20/2009		300	298

Mexico Government International Bond
6.750% due 09/27/2034		78	85

Panama Government International Bond
9.625% due 02/08/2011		100	114

Russia Government International Bond
5.000% due 03/31/2030		149	170

South Africa Government International Bond
7.375% due 04/25/2012		90	98
9.125% due 05/19/2009		30	32

Total Sovereign Issues (Cost $914)			964

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	416

Credit Logement S.A.
4.604% due 03/29/2049		300	401

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	155

France Telecom S.A.
6.750% due 03/14/2008		90	123

HSBC Holdings PLC
5.375% due 12/20/2012		60	84

84	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RBS Capital Trust I
6.467% due 12/29/2049	EUR	325	$470

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	48

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	445

Total Foreign Currency-Denominated Issues (Cost $1,938)			2,142

		SHARES
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
6.110% due 12/31/2049		4,000	104

Total Preferred Stocks (Cost $100)			104

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.1%

COMMERCIAL PAPER 8.7%
Bank of America Corp.
5.200% due 07/24/2007		$1,300	1,278

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Natixis S.A.
5.400% due 04/02/2007	$1,400	$1,400

Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	2,000	1,974

UBS Finance Delaware LLC
5.235% due 08/01/2007	1,800	1,786

		6,438

REPURCHASE AGREEMENTS 3.8%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $2,045. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	766	766
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $782. Repurchase proceeds are $766.)

		2,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.959% due 05/31/2007 - 06/14/2007 (c)(e)	$460	$455

Total Short-Term Instruments (Cost $9,661)		9,659

PURCHASED OPTIONS (g) 0.0%
(Cost $3)		4

Total Investments (d) 99.1% (Cost $72,887)		$73,020

Written Options (h) (0.0%) (Premiums $2)		(4)

Other Assets and Liabilities (Net) 0.9%		631

Net Assets 100.0%		$73,647

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $153 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $455 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	124	$58
90-Day Eurodollar June Futures	Long	06/2009	87	0
90-Day Eurodollar March Futures	Long	03/2009	109	11
90-Day Eurodollar September Futures	Long	09/2008	83	10
90-Day Euroyen March Futures	Long	03/2008	67	(2)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	50	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	69	(42)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	23	(2)

				$42

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDXN.A.IG7 Index	Buy	(0.650%	)	12/20/2016	$500	$3
Barclays Bank PLC	Centex Corp. 5.250% due 06/15/2015	Buy	(0.550%	)	03/20/2012	500	13
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	400	9
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	200	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	200	2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	8
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	300	0
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	300	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	0
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	1
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	100	1
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	3
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	200	(1)

See Accompanying Notes	Annual Report	March 31, 2007	85

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	$100	$2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Credit Suisse First Boston	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.950%	)	03/20/2017	100	5
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	16
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	(8)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	200	(2)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	4,000	(5)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	100	0
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	250	5
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	250	2
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	100	6
Goldman Sachs & Co.	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.859%	)	03/20/2017	100	6
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	100	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	5,000	(130)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	200	0
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	100	0
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	500	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Sell	1.010%		09/20/2011	200	2
Lehman Brothers, Inc.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.705%	)	03/20/2012	200	6
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	5,000	135
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	100	(1)
Lehman Brothers, Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.200%	)	03/20/2017	100	5
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	1
Merrill Lynch & Co., Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.580%	)	03/20/2012	200	5
Merrill Lynch & Co., Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.890%	)	03/20/2012	200	3
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	500	(6)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	500	3
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	200	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,300	4
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	100	3
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	0
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	300	0
UBS Warburg LLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		09/20/2007	500	0

							$107

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	1,000	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,000	(4)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,000	(2)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	10
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	400	22
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	130,000	(15)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$400	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		5,800	(40)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,040	106
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	5
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(19)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	1
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	22
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		1,000	6
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		200	5
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025		2,000	(40)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,000	(34)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,100	(23)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		500	0

							$4

86	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$ 90.250	09/17/2007	22	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	$500	$3	$4

(h)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	$200	$2	$4

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$1,500	$1,491	$1,485

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	483	05/2007	$14	$0	$14
Sell		483	05/2007	0	(1)	(1)
Buy		483	03/2008	0	0	0
Sell	CAD	44	04/2007	0	0	0
Buy	CLP	13,000	05/2007	0	(1)	(1)
Buy		14,495	06/2007	0	(1)	(1)
Sell	EUR	1,299	04/2007	0	(1)	(1)
Sell	GBP	491	04/2007	0	(9)	(9)
Buy	INR	1,109	05/2007	0	0	0
Buy		911	06/2007	0	0	0
Buy	JPY	36,688	05/2007	8	0	8
Buy	KRW	157,505	04/2007	0	(2)	(2)
Buy		8,246	05/2007	0	0	0
Buy		21,900	06/2007	0	0	0
Buy		35,969	09/2007	0	0	0
Buy	MXN	2,564	04/2007	0	(2)	(2)
Sell		2,564	04/2007	1	0	1
Buy		2,564	03/2008	0	0	0
Buy	NOK	1,111	04/2007	4	0	4
Buy	PLN	635	04/2007	2	(1)	1
Sell		635	04/2007	0	(1)	(1)
Buy		635	09/2007	1	0	1
Buy	RUB	2,765	09/2007	1	0	1
Buy		346	11/2007	0	0	0
Buy		5,475	12/2007	2	0	2
Buy	SGD	331	04/2007	3	0	3
Buy		18	09/2007	0	0	0
Buy	TWD	575	05/2007	0	0	0
Buy	ZAR	153	05/2007	1	0	1

				$37	$(19)	$18

See Accompanying Notes	Annual Report	March 31, 2007	87

Schedule of Investments  Long Duration Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 27.9%

BANKING & FINANCE 7.4%
ABX Financing Co.
6.350% due 10/15/2036	$10	$10

American Express Centurion Bank
5.319% due 05/07/2008	30	30

American Express Credit Corp.
5.380% due 03/02/2009	10	10

American International Group, Inc.
6.250% due 05/01/2036	30	32

BAC Capital Trust VI
5.625% due 03/08/2035	15	14

Citigroup, Inc.
5.388% due 12/26/2008	10	10
6.125% due 08/25/2036	60	61

General Electric Capital Corp.
5.430% due 08/15/2011	10	10
5.460% due 10/21/2010	10	10

HSBC Holdings PLC
6.500% due 05/02/2036	40	42

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	10	10

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	20	25

RBS Capital Trust II
6.425% due 12/29/2049	40	41

Wachovia Corp.
5.500% due 08/01/2035	10	9

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	30	31

		345

INDUSTRIALS 10.8%
Anadarko Petroleum Corp.
6.450% due 09/15/2036	25	25

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	40	37

Comcast Corp.
7.050% due 03/15/2033	40	43

Conoco Funding Co.
7.250% due 10/15/2031	10	12

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	10	10

Devon Financing Corp. ULC
7.875% due 09/30/2031	30	36

Gaz Capital for Gazprom
8.625% due 04/28/2034	40	52

Georgia-Pacific Corp.
7.750% due 11/15/2029	30	30

Kraft Foods, Inc.
6.500% due 11/01/2031	30	31

Lockheed Martin Corp.
7.750% due 05/01/2026	7	8

Norfolk Southern Corp.
7.250% due 02/15/2031	20	22

Pemex Project Funding Master Trust
6.625% due 06/15/2035	20	21

Time Warner, Inc.
7.700% due 05/01/2032	70	79

Vale Overseas Ltd.
6.875% due 11/21/2036	10	10

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Valero Energy Corp.
8.750% due 06/15/2030	$25	$32

Viacom, Inc.
6.875% due 04/30/2036	50	50

		498

UTILITIES 9.7%
AT&T Corp.
8.000% due 11/15/2031	70	87

BellSouth Corp.
6.550% due 06/15/2034	15	16

British Telecommunications PLC
9.125% due 12/15/2030	30	41

Deutsche Telekom International Finance BV
8.250% due 06/15/2030	50	62

Duke Energy Corp.
6.450% due 10/15/2032	30	32

France Telecom S.A.
8.500% due 03/01/2031	30	39

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	30	30

Pacific Gas & Electric Co.
6.050% due 03/01/2034	20	20

Sprint Capital Corp.
8.750% due 03/15/2032	35	41

Telecom Italia Capital S.A.
7.200% due 07/18/2036	20	21

Verizon Global Funding Corp.
5.850% due 09/15/2035	42	40

Virginia Electric & Power Co.
6.000% due 01/15/2036	20	20

		449

Total Corporate Bonds & Notes (Cost $1,288)		1,292

U.S. GOVERNMENT AGENCIES 42.3%
Fannie Mae
4.000% due 02/25/2019	100	91
4.300% due 08/18/2010	10	10
5.000% due 08/25/2033	36	30
5.500% due 04/25/2033 - 08/25/2035	81	79
5.820% due 02/25/2032	30	30
6.000% due 12/25/2034 - 04/01/2037	1,140	1,147
7.125% due 01/15/2030	200	249

Federal Farm Credit Bank
3.500% due 11/26/2007	15	15
4.125% due 04/15/2010	15	15
5.750% due 12/07/2028	20	21

Federal Home Loan Bank
3.660% due 09/30/2010	10	10
4.000% due 05/15/2009	10	10
4.180% due 09/22/2010	15	15
5.500% due 03/02/2009	30	30

Freddie Mac
4.080% due 05/14/2009	25	25
4.500% due 12/15/2035	105	87
5.000% due 10/15/2033	11	11
5.500% due 02/15/2024	47	45
5.720% due 01/15/2033	3	3
8.250% due 06/01/2016	30	36

Total U.S. Government Agencies (Cost $1,951)		1,959

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 27.9%
Treasury Inflation Protected Securities (b)
2.375% due 01/15/2025		$32	$32

U.S. Treasury Bonds
4.750% due 02/15/2037		750	738
5.375% due 02/15/2031		490	523

Total U.S. Treasury Obligations (Cost $1,290)			1,293

MORTGAGE-BACKED SECURITIES 1.4%
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047		10	10

GS Mortgage Securities Corp. II
5.420% due 06/06/2020		16	16

Washington Mutual, Inc.
5.663% due 01/25/2047		9	9
5.892% due 10/25/2046		28	28

Total Mortgage-Backed Securities (Cost $63)			63

ASSET-BACKED SECURITIES 3.0%
Argent Securities, Inc.
5.370% due 10/25/2036		23	23

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036		20	20
5.370% due 12/25/2036		10	10

Bear Stearns Asset-Backed Securities, Inc.
5.568% due 07/25/2036		26	25

Chase Credit Card Master Trust
5.430% due 10/15/2010		20	20

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010		20	20

SLM Student Loan Trust
5.330% due 07/25/2013		20	20

Total Asset-Backed Securities (Cost $138)			138

FOREIGN CURRENCY-DENOMINATED ISSUES 6.3%
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	193

HBOS PLC
6.367% due 06/29/2049		50	97

Total Foreign Currency-Denominated Issues (Cost $285)			290

SHORT-TERM INSTRUMENTS 11.5%

CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$10	10

Barclays Bank PLC
5.281% due 03/17/2008		20	20

BNP Paribas
5.262% due 07/03/2008		20	20
5.270% due 09/23/2008		20	20

Fortis Bank NY
5.300% due 09/30/2008		10	10

Skandinav Enskilda BK
5.272% due 08/21/2008		30	30

Societe Generale NY
5.270% due 03/26/2008		20	20

			130

88	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 2.1%
CBA (de) Finance
5.235% due 06/15/2007	$100	$100

REPURCHASE AGREEMENTS 5.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	100	100
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	136	136
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $141. Repurchase proceeds are $136.)

		236

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.5%
4.984% due 05/31/2007 - 06/14/2007 (a)(d)	$70	$69

Total Short-Term Instruments (Cost $534)		535

PURCHASED OPTIONS (f) 0.0%
(Cost $2)		1

Total Investments (c) 120.3% (Cost $5,551)		$5,571

Written Options (g) (0.2%) (Premiums $10)		(7)

Other Assets and Liabilities (Net) (20.1%)		(933)

Net Assets 100.0%		$4,631

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $25 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $69 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2008	12	$2
90-Day Eurodollar March Futures	Long	03/2008	1	0
90-Day Eurodollar September Futures	Long	09/2008	6	2
U.S. Treasury 5-Year Note June Futures	Long	06/2007	14	5
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	10	16

				$25

(e)	Swap agreements outstanding on March 31, 2007:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	$500	$(8)

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$119.000	05/25/2007	1	$0	$0
Call - CME 90-Day Eurodollar December Futures	95.500	12/17/2007	1	1	0
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	10	1	1
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	1	0	0

				$2	$1

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$116.000	05/25/2007	2	$1	$0
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	10	6	5
Call - CME 90-Day Eurodollar June Futures	94.750	06/18/2007	6	2	1
Call - CME 90-Day Eurodollar June Futures	94.875	06/18/2007	2	0	0
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/25/2007	2	1	1
Put - CME 90-Day Eurodollar June Futures	94.625	06/18/2007	2	0	0

				$10	$7

See Accompanying Notes	Annual Report	March 31, 2007	89

Schedule of Investments Long Duration Total Return Fund (Cont.)	March 31, 2007

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7	05/2007	$0	$0	$0
Sell		7	05/2007	0	0	0
Buy		6	03/2008	0	0	0
Buy	CNY	238	12/2007	0	0	0
Buy	EUR	23	04/2007	0	0	0
Sell	GBP	152	04/2007	0	(2)	(2)
Buy	JPY	8,906	05/2007	2	0	2
Buy	KRW	1,871	05/2007	0	0	0
Buy	PLN	3	04/2007	0	0	0
Sell		3	04/2007	0	0	0
Buy		3	09/2007	0	0	0
Buy	RUB	26	05/2007	0	0	0

				$2	$(2)	$0

90	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Long-Term U.S. Government Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 13.5%

BANKING & FINANCE 10.7%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$2,200	$2,203

Bank of America Corp.
5.620% due 10/14/2016	5,000	5,037

Bayerische Landesbank
6.625% due 06/25/2007	250	251

CIT Group, Inc.
5.480% due 08/17/2009	6,000	6,007

Citigroup, Inc.
5.400% due 01/30/2009	13,800	13,807

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,049

General Electric Capital Corp.
5.388% due 03/04/2008	10,000	10,012
5.390% due 10/26/2009	2,000	2,000

Goldman Sachs Group, Inc.
5.650% due 06/28/2010	2,300	2,313

HSBC Finance Corp.
5.485% due 09/15/2008	15,000	15,034
5.610% due 01/15/2014	5,000	4,991
5.790% due 06/01/2016	3,000	3,030

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,897

JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	4,200	4,186

Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	9,200	9,208

Morgan Stanley
5.470% due 02/09/2009	8,000	8,010
5.800% due 04/01/2007	100	100
5.810% due 10/18/2016	9,400	9,436
5.840% due 10/15/2015	3,000	3,019

Pricoa Global Funding I
5.440% due 01/25/2008	2,200	2,202

RBS Capital Trust II
6.425% due 12/29/2049	700	711

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,961

U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,797	6,677

Wells Fargo & Co.
5.410% due 03/23/2010	10,800	10,809

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,805

		134,805

INDUSTRIALS 2.3%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,797

DaimlerChrysler N.A. Holding Corp.
5.770% due 03/13/2009	11,800	11,842

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,241

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,009

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Loews Corp.
5.250% due 03/15/2016	$3,000	$2,947

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,537

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	871

		28,270

UTILITIES 0.5%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,907

GTE Corp.
7.510% due 04/01/2009	100	105

		6,012

Total Corporate Bonds & Notes (Cost $169,012)		169,087

U.S. GOVERNMENT AGENCIES 48.3%
Fannie Mae
0.000% due 03/25/2009 (c)	281	269
4.198% due 11/01/2034	942	944
4.480% due 07/01/2035	1,135	1,128
4.500% due 10/25/2023 - 09/01/2035	8,295	7,611
5.000% due 11/25/2015 - 08/25/2036	20,399	18,639
5.125% due 07/16/2018	500	485
5.380% due 07/01/2033	2,447	2,424
5.400% due 07/25/2035	66	66
5.410% due 09/25/2035	2,535	2,537
5.500% due 01/01/2033 - 08/25/2035	15,636	15,463
5.520% due 03/18/2031	1,269	1,272
5.800% due 02/09/2026	15,000	15,015
5.920% due 10/25/2017	263	267
6.000% due 05/17/2027 - 04/01/2037	42,361	42,694
6.082% due 04/01/2028	128	131
6.133% due 06/01/2043 - 03/01/2044	3,884	3,935
6.220% due 04/25/2032	247	253
6.250% due 12/25/2013	7	7
6.500% due 11/25/2023 - 07/25/2031	5,743	5,976
6.625% due 11/15/2030	25,000	29,564
6.690% due 10/01/2024	116	116
6.750% due 06/25/2032	5,476	5,617
6.900% due 05/25/2023	315	327
6.950% due 07/25/2020	98	101
7.000% due 06/25/2022 - 05/18/2027	4,575	4,817
7.023% due 11/01/2023	416	418
7.095% due 08/01/2026	19	19
7.316% due 05/01/2025	60	61
7.376% due 02/01/2028	26	26
7.500% due 07/01/2032	11	12
7.519% due 12/01/2027	188	189
7.731% due 10/01/2024	2	3
7.800% due 10/25/2022	44	46
9.000% due 08/01/2021 - 06/01/2027	151	163

Farmer Mac
7.280% due 07/25/2011	2,287	2,304

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,242
5.050% due 03/28/2019	1,000	997
5.125% due 07/09/2029	675	664
5.150% due 03/25/2020	1,000	997
5.750% due 12/07/2028	500	532

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
5.120% due 01/10/2013	$6,500	$6,437
5.250% due 07/24/2018	15,000	14,636
5.300% due 06/26/2023	2,000	1,922

Federal Housing Administration
6.896% due 07/01/2020	1,551	1,559
7.000% due 11/25/2019	398	399
7.430% due 11/01/2019 - 06/01/2024	907	916

Freddie Mac
0.000% due 12/11/2025	34,600	12,998
4.000% due 11/15/2018	12,632	11,491
4.375% due 11/16/2007	10,000	9,951
4.500% due 12/15/2019 - 07/15/2035	42,071	37,623
4.750% due 01/19/2016	19,400	19,112
5.000% due 03/18/2014 - 09/15/2035	51,830	49,116
5.400% due 03/17/2021	20,000	20,180
5.500% due 06/15/2034 - 07/15/2036	26,222	25,500
5.550% due 10/25/2023	119	119
5.625% due 11/23/2035	21,800	21,463
5.720% due 01/15/2033	710	717
5.820% due 06/15/2030 - 12/15/2032	953	969
5.870% due 06/15/2031	318	323
6.000% due 04/15/2034 - 05/15/2036	86,741	86,085
6.133% due 10/25/2044	14,686	14,815
6.250% due 09/15/2023	5,000	5,097
6.333% due 07/25/2044	4,184	4,232
6.500% due 11/15/2008 (b)	34	1
6.500% due 05/01/2022 - 10/25/2043	2,907	2,984
6.517% due 09/01/2027	109	109
6.855% due 06/01/2022	10	10
6.971% due 10/01/2026	62	63
7.000% due 07/15/2022 - 01/15/2024	825	849
7.000% due 12/15/2023 (b)	38	3
7.145% due 01/01/2028	200	202
7.215% due 01/01/2028	42	42
7.444% due 02/01/2028	296	300
7.663% due 12/01/2024	63	65

Ginnie Mae
5.000% due 09/20/2035	26,104	22,852
5.375% due 02/20/2017 - 05/20/2030	2,381	2,408
5.500% due 03/20/2021 - 02/20/2033	2,019	2,021
5.750% due 09/20/2017 - 09/20/2026	726	733
5.875% due 05/20/2032	502	507
6.000% due 08/20/2033	2,494	2,525
6.125% due 12/20/2017 - 11/20/2027	440	445
6.270% due 03/20/2031	1,639	1,660
7.000% due 03/16/2029	437	454

Overseas Private Investment Corp.
4.736% due 03/15/2022	4,300	4,174
5.140% due 08/15/2007	905	933

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,203

Small Business Administration
5.240% due 08/01/2023	6,185	6,228

Tennessee Valley Authority
5.375% due 04/01/2056	18,000	17,966

Total U.S. Government Agencies (Cost $602,477)		605,728

See Accompanying Notes	Annual Report	March 31, 2007	91

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 31.3%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	$13,563	$12,894
2.375% due 01/15/2025	10,737	10,810

U.S. Treasury Bonds
4.750% due 02/15/2037	101,000	99,454
5.375% due 02/15/2031	92,750	98,909
5.500% due 08/15/2028	89,200	95,967

U.S. Treasury Notes
6.625% due 05/15/2007	50,000	50,108

U.S. Treasury Strips
0.000% due 02/15/2032	22,500	6,747
0.000% due 08/15/2032	22,500	6,599
0.000% due 02/15/2033	38,400	11,015

Total U.S. Treasury Obligations (Cost $392,814)		392,503

MORTGAGE-BACKED SECURITIES 9.2%
Banc of America Funding Corp.
4.620% due 02/20/2036	9,587	9,507

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	11,900	11,763
4.776% due 01/25/2034	631	629
5.335% due 02/25/2033	178	179
5.381% due 04/25/2033	657	654

Bear Stearns Mortgage Securities, Inc.
6.344% due 06/25/2030	66	64

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	6,059	5,526
5.500% due 05/25/2047	2,000	1,997
5.530% due 05/25/2035	2,170	2,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 04/25/2035	814	816
5.640% due 03/25/2035	3,597	3,607
5.660% due 06/25/2035	2,640	2,635

CS First Boston Mortgage Securities Corp.
5.870% due 04/25/2033	70	70

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,505	1,507

First Republic Mortgage Loan Trust
5.640% due 06/25/2030	428	426

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,756	1,759
5.540% due 05/19/2035	1,827	1,830
5.560% due 03/19/2037	1,677	1,682

Impac CMB Trust
5.249% due 09/25/2034	3,517	3,492
5.570% due 10/25/2035	12,779	12,796

MASTR Asset Securitization Trust
5.500% due 09/25/2033	792	779

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	8,480	8,466

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	1,495	1,497
5.720% due 01/25/2033	283	284
5.720% due 03/25/2033	692	695

Sequoia Mortgage Trust
5.670% due 07/20/2033	2,149	2,157

Structured Asset Mortgage Investments, Inc.
5.530% due 04/25/2036	11,142	11,176
5.540% due 05/25/2036	452	452
5.740% due 10/19/2033	534	535

Structured Asset Securities Corp.
7.226% due 01/25/2032	7	7

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	$1,210	$1,211

Washington Mutual, Inc.
5.550% due 04/25/2045	1,586	1,591
5.580% due 11/25/2045	128	129
5.590% due 12/25/2027	1,816	1,817
5.610% due 10/25/2045	2,782	2,788
5.630% due 01/25/2045	3,028	3,035
5.743% due 12/25/2046	1,770	1,775
5.896% due 08/25/2046	1,228	1,234
5.983% due 02/25/2046	3,872	3,883
6.129% due 05/25/2041	500	504
6.383% due 06/25/2042	288	288

Wells Fargo Mortgage-Backed Securities Trust
5.090% due 03/25/2036	7,942	7,934

Total Mortgage-Backed Securities (Cost $115,243)		115,350

ASSET-BACKED SECURITIES 10.9%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,902	1,903

ACE Securities Corp.
5.370% due 07/25/2036	2,247	2,248
5.400% due 02/25/2036	731	732
5.400% due 10/25/2036	1,211	1,212
5.430% due 10/25/2035	2,834	2,836

American Express Credit Account Master Trust
5.430% due 09/15/2010	1,100	1,102

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	45	45
5.460% due 03/25/2036	3,000	3,003

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	23	23

Argent Securities, Inc.
5.360% due 06/25/2036	811	811
5.370% due 09/25/2036	1,774	1,775
5.370% due 10/25/2036	2,788	2,790

Asset-Backed Securities Corp. Home Equity
5.380% due 07/25/2036	1,187	1,187
5.430% due 05/25/2036	3,000	3,002

Bank One Issuance Trust
5.430% due 12/15/2010	2,000	2,004

Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	1,065	1,066
5.570% due 06/25/2035	32	32
5.590% due 09/25/2035	1,696	1,697
5.650% due 10/25/2032	330	330
5.820% due 11/25/2042	2,217	2,222

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	1,000	1,001
5.385% due 07/25/2036	395	396
5.640% due 10/25/2035	2,000	2,005

Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	133	133

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	114	114

Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	1,005	1,006

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	3,264	3,264
5.370% due 01/25/2037	431	431
5.370% due 03/25/2037	4,431	4,433
5.420% due 01/25/2036	450	451
5.430% due 10/25/2046	838	838
5.480% due 02/25/2036	945	946
5.480% due 11/25/2036	1,046	1,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.510% due 01/25/2036	$641	$641
5.530% due 10/25/2035	551	552

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	528	529
5.410% due 12/25/2037	1,508	1,507

CS First Boston Mortgage Securities Corp.
5.570% due 01/25/2043	1,303	1,304

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	902	903

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,321	1,322
5.370% due 03/25/2037	4,610	4,612

Fremont Home Loan Trust
5.380% due 01/25/2037	1,783	1,782

GSAMP Trust
5.440% due 12/25/2035	741	741

GSR Mortgage Loan Trust
5.420% due 11/25/2030	732	733

GSRPM Mortgage Loan Trust
5.440% due 03/25/2035	777	776

Home Equity Asset Trust
5.430% due 02/25/2036	1,461	1,462

Home Equity Mortgage Trust
5.410% due 05/25/2036	210	210
5.500% due 05/25/2036	14,500	14,514

Indymac Residential Asset-Backed Trust
5.470% due 03/25/2036	7,000	7,006

IXIS Real Estate Capital Trust
5.430% due 12/25/2035	91	91

LA Arena Funding LLC
7.656% due 12/15/2026	86	93

Long Beach Mortgage Loan Trust
5.380% due 04/25/2036	1,290	1,291
5.380% due 10/25/2036	1,695	1,696
5.520% due 11/25/2034	396	397

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	1,338	1,339
5.430% due 11/25/2035	1,554	1,555

MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	3,900	3,911

Merrill Lynch Mortgage Investors, Inc.
5.380% due 03/25/2037	148	148
5.477% due 06/25/2036	953	953

Morgan Stanley ABS Capital I
5.420% due 04/25/2036	2,000	2,001

Nelnet Student Loan Trust
5.146% due 09/25/2012	2,183	2,182

NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	14

Option One Mortgage Loan Trust
5.420% due 11/25/2035	1,170	1,171

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	1,950	1,951
5.430% due 05/25/2025	132	132

Residential Asset Securities Corp.
5.390% due 07/25/2036	2,943	2,944
5.390% due 11/25/2036	1,218	1,219

SACO I, Inc.
5.500% due 05/25/2036	10,000	10,002
5.700% due 11/25/2035	3,918	3,920

SMS Student Loan Trust
5.670% due 10/27/2025	438	436

92	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	$706	$707
5.380% due 11/25/2036	1,796	1,794
5.420% due 12/25/2035	409	409
5.460% due 02/25/2036	6,100	6,104

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,649	1,650
5.400% due 11/25/2035	1,171	1,171

Terwin Mortgage Trust
5.500% due 07/25/2036	41	41

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	1,782	1,782

Total Asset-Backed Securities (Cost $137,580)		135,782

SHORT-TERM INSTRUMENTS 5.6%

CERTIFICATES OF DEPOSIT 1.0%
Countrywide Financial Corp.
5.320% due 04/25/2007	12,300	12,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$36,000	$36,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $36,643. Repurchase proceeds are $36,015.)

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,768	4,768

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 3.375% due 12/15/2008 valued at $4,863. Repurchase proceeds are $4,770.)

U.S. TREASURY BILLS 1.3%
4.948% due 05/31/2007 - 06/14/2007 (d)(f)(h)	16,950	16,763

Total Short-Term Instruments (Cost $69,848)		69,831

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (j) 0.1%
(Cost $1,154)		$1,634

Total Investments (g) 118.9% (Cost $1,488,128)		$1,489,915

Written Options (k) (0.2%) (Premiums $3,130)		(2,829)

Other Assets and Liabilities (Net) (18.7%)		(233,779)

Net Assets 100.0%		$1,253,307

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $9,396 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(g)	As of March 31, 2007, portfolio securities with an aggregate value of $17,954 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $7,367 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Short	12/2007	436	$82
90-Day Eurodollar December Futures	Long	12/2008	529	276
90-Day Eurodollar June Futures	Long	06/2008	4,191	1,004
90-Day Eurodollar March Futures	Long	03/2008	658	263
90-Day Eurodollar September Futures	Short	09/2008	607	174
U.S. Treasury 5-Year Note June Futures	Long	06/2007	4,553	1,108
U.S. Treasury 10-Year Note June Futures	Short	06/2007	1,200	832
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	24	29

				$3,768

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	$3,000	$(3)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	4,000	(14)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	3,000	(14)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	5,000	75
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	3,000	(4)
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	5,000	31
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	2,800	(5)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	2,900	(2)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	7
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	2,350	(4)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	6,000	(23)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	5,000	36
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	19
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	900	(2)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	1,500	(8)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	2,000	6

See Accompanying Notes	Annual Report	March 31, 2007	93

Schedule of Investments Long-Term U.S. Government Fund (Cont.)	March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	$3,000	$28
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	4,400	38

							$161

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	$1,700	$11
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	27,400	120
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	99,300	649
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	24,500	(171)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	75,000	3,038

						$3,647

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$ 95.500	12/17/2007	343	$130	$101
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	428	44	29
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	343	121	15
Put - CME 90-Day Eurodollar March Futures	92.000	03/17/2008	37	0	0

				$295	$145

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	$77,300	$371	$848
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	91,500	488	641

							$859	$1,489

(k)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 116.000	05/25/2007	582	$262	$55
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	428	277	203
Call - CME 90-Day Eurodollar June Futures	94.875	06/18/2007	667	56	54
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/25/2007	582	207	355
Put - CME 90-Day Eurodollar June Futures	94.625	06/18/2007	667	73	12

				$875	$679

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$34
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	61
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	70
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	128
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	34
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	61
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	33,500	370	917
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	39,700	493	732
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	67
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	46

							$2,255	$2,150

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$7,175	$7,105	$7,101
U.S. Treasury Bonds	7.250%	08/15/2022	3,400	4,326	4,292

				$11,431	$11,393

(2) Market value includes $38 of interest payable on short sales.

94	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	$3,400	$3,413

Idearc, Inc.
7.320% due 11/09/2014	49,400	49,758

Total Bank Loan Obligations (Cost $52,800)		53,171

CORPORATE BONDS & NOTES 19.7%

BANKING & FINANCE 15.6%
American Express Bank FSB
5.380% due 10/20/2009	23,800	23,793

American Express Centurion Bank
5.319% due 05/07/2008	21,000	21,001

American Express Credit Corp.
5.380% due 11/09/2009	32,600	32,628

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,679

ANZ National International Ltd.
5.400% due 08/07/2009	5,700	5,700

ASIF Global Financing XXVIII
5.400% due 05/03/2007	17,760	17,762

Bank of America Corp.
5.360% due 09/25/2009	61,900	61,993
5.370% due 11/06/2009	3,200	3,199

Bank of America N.A.
5.360% due 07/25/2008	42,600	42,616

Bank of Ireland
5.360% due 12/19/2008	4,100	4,103

Bear Stearns Cos., Inc.
5.300% due 01/09/2008	1,300	1,300
5.440% due 03/30/2009	20,800	20,843
5.450% due 08/21/2009	9,200	9,210

Calabash Re II Ltd.
13.755% due 01/08/2010	6,500	6,672
14.955% due 01/08/2010	8,750	9,146
16.255% due 01/08/2010	4,500	4,697

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,803

CIT Group, Inc.
5.480% due 08/17/2009	27,200	27,231
5.500% due 12/19/2008	31,200	31,268
5.570% due 05/23/2008	9,200	9,227
5.580% due 09/20/2007	9,200	9,210
5.640% due 07/28/2011	27,400	27,452

Citigroup Funding, Inc.
5.330% due 12/08/2008	23,100	23,111

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,501
5.380% due 12/28/2009	22,100	22,103
5.410% due 05/02/2008	33,000	33,041
5.420% due 11/01/2007	3,600	3,603

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,910

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,221

Ford Motor Credit Co.
7.200% due 06/15/2007	4,600	4,601
7.250% due 10/25/2011	500	486

General Electric Capital Corp.
5.370% due 03/12/2010	35,400	35,392
5.388% due 03/04/2008	2,400	2,403
5.390% due 03/16/2009	10,000	10,004
5.400% due 01/05/2009	24,400	24,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 10/06/2010	$12,200	$12,202
5.422% due 01/15/2008	22,700	22,723
5.430% due 01/20/2010	39,800	39,888

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,901
7.430% due 12/01/2021	141	142

GMAC LLC
6.000% due 12/15/2011	3,500	3,398

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	20,800	20,807
5.440% due 12/22/2008	36,400	36,457
5.440% due 06/23/2009	14,200	14,207
5.450% due 11/10/2008	31,800	31,846
5.460% due 07/29/2008	21,600	21,633
5.485% due 10/05/2007	3,000	3,003
5.690% due 07/23/2009	600	603

HSBC Bank USA N.A.
5.420% due 09/21/2007	500	500
5.480% due 06/10/2009	9,200	9,229

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,954

HSBC Finance Corp.
5.390% due 10/04/2007	48,200	48,235
5.485% due 09/15/2008	16,600	16,637
8.000% due 07/15/2010	12,000	13,017

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	32,262

International Lease Finance Corp.
3.125% due 05/03/2007	300	299

John Deere Capital Corp.
4.500% due 08/25/2008	900	891

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	10,900	10,908
5.450% due 10/22/2008	29,970	30,011
5.460% due 08/21/2009	43,100	43,127
5.610% due 11/10/2009	15,000	15,069

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,504
5.428% due 12/04/2009	21,000	21,001
5.450% due 08/14/2009	23,000	23,012
5.485% due 07/27/2007	7,200	7,204
5.560% due 07/25/2011	32,700	32,787

Morgan Stanley
5.360% due 11/21/2008	16,460	16,459
5.450% due 01/15/2010	30,900	30,911
5.470% due 02/09/2009	30,000	30,039
5.485% due 01/18/2008	14,500	14,516

Mystic Re Ltd.
11.660% due 12/05/2008	26,900	27,174

National Australia Bank Ltd.
5.380% due 09/11/2009	23,500	23,530

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,034

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,546

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	6,400	6,429

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,808

Pricoa Global Funding I
5.408% due 03/03/2009	22,000	22,022
5.420% due 09/12/2008	10,000	10,013

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,151
9.118% due 03/31/2049	6,000	6,635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	$4,700	$4,704
5.360% due 09/21/2007	82,600	82,660
5.420% due 02/06/2009	200	200

SLM Corp.
5.500% due 07/27/2009	16,200	16,212

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,477

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,500	20,536

Wachovia Bank N.A.
5.320% due 10/03/2008 (c)	21,300	21,294
5.390% due 03/23/2009	17,850	17,857

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,926
5.410% due 12/01/2009	25,600	25,635

Westpac Banking Corp.
5.280% due 06/06/2008	13,300	13,301

		1,642,854

INDUSTRIALS 2.4%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,711

Cisco Systems, Inc.
5.440% due 02/20/2009	2,400	2,405

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.690% due 03/13/2009	19,500	19,545
5.810% due 08/03/2009	23,000	23,109
5.820% due 09/10/2007	10,500	10,517

El Paso Corp.
7.625% due 09/01/2008	1,075	1,109

FedEx Corp.
5.440% due 08/08/2007	23,350	23,368

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,724

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,043

Kroger Co.
7.800% due 08/15/2007	955	963

Oracle Corp.
5.590% due 01/13/2009	46,470	46,541

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,465

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,866

Service Corp. International
7.700% due 04/15/2009	3,000	3,135

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,851

Transocean, Inc.
5.548% due 09/05/2008	23,000	23,034

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	47,000	46,983

		252,448

UTILITIES 1.7%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,387
5.460% due 02/05/2010	11,700	11,716

BellSouth Corp.
5.460% due 08/15/2008	38,950	38,986

See Accompanying Notes	Annual Report	March 31, 2007	95

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$10,755	$10,761

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,598

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,200	1,202

Southern California Edison Co.
5.415% due 12/13/2007	1,200	1,200
5.460% due 02/02/2009	20,470	20,517

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	24,149

Telefonica Emisones SAU
5.650% due 06/19/2009	33,000	33,131

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,596

		184,243

Total Corporate Bonds & Notes (Cost $2,077,695)		2,079,545

U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
0.950% due 03/25/2009 (b)	564	5
4.000% due 05/01/2011	259	251
4.250% due 05/25/2033	11,128	10,795
4.255% due 04/01/2034	4,352	4,336
4.343% due 03/01/2035	9,696	9,830
4.500% due 06/01/2011 - 08/01/2035	5,603	5,539
4.527% due 09/01/2035	15,127	15,031
4.657% due 07/01/2035	16,861	16,817
4.660% due 07/01/2035	14,952	14,863
4.671% due 05/01/2035	12,880	12,813
4.682% due 01/01/2035	19,369	19,261
4.712% due 03/01/2035	2,467	2,437
4.745% due 03/01/2035	21,965	21,810
4.916% due 10/01/2035	8,850	8,804
5.000% due 12/01/2013 - 03/01/2036	1,343,335	1,327,002
5.030% due 06/01/2035	4,513	4,489
5.373% due 11/01/2017	44	44
5.380% due 12/25/2036	13,340	13,332
5.478% due 09/01/2032	2,604	2,638
5.500% due 10/01/2008 - 06/01/2035	317,064	315,210
5.600% due 08/01/2017	8	8
5.608% due 07/01/2018 - 02/01/2028	166	168
5.609% due 12/01/2017	32	32
5.625% due 07/01/2017	62	63
5.640% due 06/01/2017	23	23
5.670% due 03/25/2044	1,152	1,154
5.720% due 05/25/2031 -
06/25/2032	3,630	3,648
5.744% due 04/01/2018	1,207	1,227
5.920% due 05/25/2030	885	893
5.944% due 04/25/2022	21	22
5.970% due 05/25/2030	884	892
6.000% due 03/01/2009 -
05/01/2037	98,540	100,083
6.053% due 01/01/2021	37	36
6.133% due 07/01/2042 - 07/01/2044	27,322	27,758
6.183% due 09/01/2041	30,488	30,814
6.252% due 08/01/2029	1,162	1,186
6.256% due 07/25/2017	676	689
6.333% due 10/01/2030 - 11/01/2039	2,433	2,484
6.500% due 06/01/2008 - 12/25/2042	32,002	33,263
6.500% due 03/25/2009 (b)	131	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.585% due 11/01/2017	$81	$80
6.670% due 11/01/2018	5	5
6.729% due 07/01/2017	69	69
6.856% due 06/01/2022	9	9
7.000% due 01/01/2008 - 01/01/2032	4,738	4,763
7.059% due 04/01/2024	274	279
7.200% due 01/01/2024	17	17
7.215% due 11/01/2027	125	127
7.286% due 01/01/2024	321	325
7.376% due 02/01/2028	344	348
7.495% due 07/01/2023	95	96
7.500% due 02/01/2013	5	5
7.684% due 10/01/2024	292	294
8.000% due 02/01/2030 - 11/01/2031	3,968	4,192
8.500% due 02/01/2017 - 04/01/2025	206	221
8.800% due 01/25/2019	122	131
9.000% due 03/25/2021 - 01/01/2025	431	466
9.250% due 10/25/2018	8	8
9.500% due 03/25/2020 - 11/01/2025	945	1,036
10.000% due 10/01/2009 - 05/01/2022	70	73
10.500% due 07/01/2014 - 12/01/2024	8	8
11.000% due 11/01/2020	5	6
11.250% due 10/01/2015	8	9
11.500% due 11/01/2019 - 02/01/2020	8	8
11.750% due 02/01/2016	11	12
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	4
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,486	5,538

Freddie Mac
3.000% due 02/15/2023	1,922	1,909
4.000% due 09/15/2015	274	270
4.000% due 01/15/2024 (b)	4,388	617
4.500% due 02/15/2015 - 06/01/2018	63,241	62,424
4.501% due 03/01/2035	6,966	6,825
4.605% due 04/01/2035	13,801	13,579
4.642% due 04/01/2035	10,956	10,819
4.711% due 06/01/2035	63,958	63,028
4.712% due 08/01/2035	106,861	106,238
4.727% due 03/01/2035	12,409	12,258
4.777% due 08/01/2035	26,682	26,710
4.896% due 04/01/2035	2,948	2,922
4.918% due 07/01/2035	27,596	27,518
4.960% due 03/01/2035	2,616	2,594
5.000% due 04/01/2013 - 07/15/2024	91,710	91,340
5.061% due 04/01/2035	5,483	5,469
5.500% due 02/15/2014 - 07/15/2034	30,359	30,532
5.580% due 08/25/2031	5,743	5,772
5.600% due 09/25/2031	10,180	10,186
5.617% due 02/01/2020	385	388
5.620% due 05/15/2036	18,290	18,383
5.670% due 12/15/2030	17,448	17,515
5.720% due 06/15/2018	5,703	5,714
5.757% due 08/15/2032	1,014	1,016
5.770% due 11/15/2030	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 01/01/2017 - 03/01/2017	$48	$48
6.000% due 03/01/2011 - 04/01/2037	19,679	20,017
6.325% due 10/15/2020	76	76
6.333% due 07/25/2044	1,423	1,439
6.375% due 03/15/2021	48	48
6.500% due 03/15/2029 - 07/25/2043	75,145	77,126
6.625% due 02/01/2023	3	3
6.710% due 03/01/2024	18	18
7.000% due 01/01/2030 - 04/01/2032	99	103
7.063% due 10/01/2027	50	50
7.094% due 06/01/2024	84	85
7.148% due 11/01/2022	302	306
7.156% due 07/01/2018	81	82
7.240% due 01/01/2024	378	385
7.294% due 12/01/2022	55	55
7.322% due 01/01/2024	133	135
7.341% due 09/01/2023	32	33
7.393% due 11/01/2023	48	48
7.409% due 10/01/2023	163	164
7.500% due 07/15/2030	759	768
8.000% due 04/01/2007 - 12/01/2024	466	488
8.500% due 06/01/2009 - 11/01/2025	1,008	1,083
9.000% due 12/15/2020 - 08/01/2022	433	450
9.500% due 03/01/2010 - 09/01/2021	137	144
9.750% due 11/01/2008	25	26
10.000% due 03/01/2016 - 05/15/2020	63	67
10.500% due 10/01/2010 - 02/01/2016	3	3
10.750% due 09/01/2009 - 08/01/2011	15	16
11.500% due 10/01/2015 - 01/01/2016	4	4
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	3,125	3,110
5.000% due 01/20/2032 - 02/20/2032	8,940	9,015
5.375% due 04/20/2016 - 05/20/2030	8,904	9,010
5.500% due 07/20/2030 - 03/20/2031	381	386
5.625% due 03/20/2019	37	37
5.750% due 08/20/2022 - 07/20/2027	5,318	5,378
5.870% due 12/16/2025	189	191
6.000% due 01/15/2029 - 04/01/2037	1,329	1,347
6.125% due 10/20/2023 - 12/20/2027	3,929	3,977
6.500% due 09/15/2032 - 05/15/2034	61	62
7.000% due 03/15/2011 - 10/15/2011	22	23
7.500% due 03/15/2022 - 09/15/2031	311	324
8.000% due 05/15/2016 - 06/20/2031	2,873	3,035
8.500% due 12/15/2021- 08/15/2030	79	85
9.000% due 03/15/2017 - 11/15/2030	307	334
9.500% due 10/15/2016 - 06/15/2025	28	31

96	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.750% due 08/15/2017	$22	$24
10.000% due 10/15/2013 - 11/15/2020	7	8
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	5	6
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	6
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/01/2010	290	305

Vendee Mortgage Trust
6.500% due 05/15/2029	46,684	48,073

Total U.S. Government Agencies (Cost $2,760,955)		2,739,999

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
4.625% due 12/31/2011	13,600	13,649
4.625% due 02/15/2017	300	300

Total U.S. Treasury Obligations (Cost $13,984)		13,949

MORTGAGE-BACKED SECURITIES 15.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	61,463	60,530
4.390% due 02/25/2045	18,517	18,276
4.440% due 02/25/2045	59,331	58,309

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	20,577	20,577

Banc of America Funding Corp.
4.113% due 05/25/2035	287,857	283,160

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	10,377	10,547

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	64,391	63,325
4.750% due 10/25/2035	189,775	187,456
4.776% due 01/25/2034	18,503	18,446
5.052% due 04/25/2033	12,128	12,217
5.335% due 02/25/2033	3,266	3,290
5.450% due 04/25/2033	26,766	26,726
5.624% due 02/25/2033	2,403	2,395
6.301% due 11/25/2030	210	210

Bear Stearns Alt-A Trust
5.266% due 03/25/2035	38,962	39,133
5.393% due 05/25/2035	39,866	39,941

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	39,206	39,223

Citicorp Mortgage Securities, Inc.
5.625% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	16,000	15,898
6.500% due 06/25/2033	4,659	4,654

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	34,139	34,118
5.610% due 04/25/2035	6,480	6,495

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	17,952	17,886
5.829% due 06/25/2032	325	325
5.952% due 03/25/2032	4,780	4,772

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	17,273	17,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$94	$100

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	202

Drexel Burnham Lambert CMO Trust
6.070% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.747% due 06/25/2034	22,489	22,460

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	25,123	25,143
5.400% due 01/25/2047	23,096	23,105

GSR Mortgage Loan Trust
4.539% due 09/25/2035	110,534	109,455
4.549% due 09/25/2035	15,820	15,680
6.000% due 03/25/2032	1,414	1,404

Impac CMB Trust
5.820% due 04/25/2034	6,463	6,467

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	15,431	15,445

Imperial Savings Association
8.429% due 02/25/2018	69	69

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	18,454	18,463

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	22,782	22,747

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	10,933	10,940

MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,624

MASTR Asset Securitization Trust
5.500% due 09/25/2033	27,609	27,130

Mellon Residential Funding Corp.
5.560% due 06/15/2030	26,081	26,133
6.432% due 07/25/2029	676	676

Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	35,843	35,352

Morgan Stanley Capital I
5.380% due 10/15/2020	15,742	15,742

Nationslink Funding Corp.
5.670% due 11/10/2030	286	286

Prime Mortgage Trust
5.720% due 02/25/2019	1,853	1,856
5.720% due 02/25/2034	8,441	8,467

Prudential-Bache CMO Trust
8.400% due 03/20/2021	271	271

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,532	2,520

Resecuritization Mortgage Trust
5.570% due 04/26/2021	40	40

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	28	28

Sears Mortgage Securities
12.000% due 02/25/2014	10	9

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	8,492	8,511
5.650% due 09/19/2032	10,164	10,187
9.466% due 06/25/2029	748	807

Structured Asset Securities Corp.
6.150% due 07/25/2032	456	460
7.226% due 01/25/2032	330	329

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	20,906	20,903

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	$20,903	$20,916

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	357	356
6.949% due 02/25/2033	669	670

Washington Mutual, Inc.
4.229% due 03/25/2034	7,160	7,092
4.816% due 10/25/2032	94	93
5.610% due 10/25/2045	9,904	9,924
5.630% due 01/25/2045	681	683
5.642% due 02/27/2034	13,894	14,039
5.663% due 01/25/2047	12,217	12,229
5.743% due 12/25/2046	55,757	55,914
5.892% due 09/25/2046	22,116	22,116
6.183% due 11/25/2042	5,233	5,259
6.383% due 06/25/2042	10,642	10,659
6.383% due 08/25/2042	7,135	7,162

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	37,326	37,081
5.386% due 08/25/2035	9,486	9,399

Total Mortgage-Backed Securities (Cost $1,647,373)		1,641,819

ASSET-BACKED SECURITIES 7.4%
ACE Securities Corp.
5.370% due 12/25/2036	8,592	8,597
5.430% due 10/25/2035	23,276	23,292

American Express Credit Account Master Trust
5.430% due 11/16/2009	26,800	26,819

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	744	745

Argent Securities, Inc.
5.370% due 09/25/2036	11,123	11,126

Asset-Backed Funding Certificates
5.380% due 01/25/2037	16,163	16,172

Asset-Backed Securities Corp. Home Equity
5.840% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	10,404	10,409
5.520% due 09/25/2034	4,945	4,951
5.770% due 03/25/2043	6,928	6,943

Capital One Auto Finance Trust
5.340% due 12/14/2007	7,931	7,936

Carrington Mortgage Loan Trust
5.640% due 10/25/2035	39,400	39,494

Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 11/25/2031	2,558	2,560

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	2,315	2,319

Community Program Loan Trust
4.500% due 10/01/2018	5,449	5,380

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	16,704	16,712
5.370% due 12/25/2046	11,502	11,509
5.370% due 03/25/2047	25,259	25,384

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	5,375	5,372

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	7,039	7,044

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	11,217	11,233

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	48,633	48,659

See Accompanying Notes	Annual Report	March 31, 2007	97

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.380% due 01/25/2037	$14,438	$14,433
5.420% due 05/25/2036	17,640	17,645

GSAMP Trust
5.390% due 12/25/2036	22,793	22,801
5.430% due 11/25/2035	3,592	3,595

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	9,396	9,427

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	48,966	48,994

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	12,843	12,850

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	15,427	15,428

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	10,766	10,772

Lehman XS Trust
5.390% due 05/25/2046	10,016	10,020

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	11,971	11,980
5.600% due 10/25/2034	4,167	4,174

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	16,384	16,394

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	24,200	24,247

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	11,086	11,091
5.360% due 01/25/2037	19,969	19,978
5.370% due 10/25/2036	9,929	9,935

Nelnet Student Loan Trust
5.146% due 09/25/2012	17,367	17,359

Option One Mortgage Loan Trust
5.370% due 01/25/2037	25,259	25,273

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	212	213

Residential Asset Securities Corp.
5.360% due 08/25/2036	16,329	16,340
5.390% due 11/25/2036	26,388	26,406
5.780% due 06/25/2031	5	5

SACO I, Inc.
5.430% due 09/25/2035	1,297	1,298

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	32,275	32,286

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	3,434	3,437
5.430% due 11/25/2035	8,035	8,041

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	11,580	11,584

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	858
5.370% due 10/25/2036	24,997	25,010
5.420% due 07/25/2035	6,714	6,719
5.610% due 01/25/2033	754	755

Wachovia Auto Owner Trust
4.820% due 02/20/2009	10,761	10,759

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	16,205	16,214
5.440% due 12/25/2035	25,691	25,709

WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	300	300

Total Asset-Backed Securities (Cost $784,256)		784,993

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		$2,200	$2,208

Total Sovereign Issues (Cost $2,200)			2,208

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	6,142,920	51,744

JSG Holding PLC
6.734% due 11/29/2014	EUR	651	879
6.757% due 11/29/2014		434	586
6.835% due 11/29/2014		1,583	2,140
6.862% due 11/29/2014		489	661
6.896% due 11/29/2014		843	1,140

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	11,057

Total Foreign Currency-Denominated Issues (Cost $66,068)			68,207

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.600% due 12/31/2049		10,229	107,948

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,278

Total Preferred Stocks (Cost $113,682)			109,226

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.2%

CERTIFICATES OF DEPOSIT 5.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$17,100	17,106

Bank of Ireland
5.400% due 01/15/2010		5,000	5,003

BNP Paribas
5.260% due 07/03/2008		73,300	73,273
5.262% due 05/28/2008		17,400	17,406

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,700

Dexia S.A.
5.270% due 09/29/2008		21,800	21,806

Fortis Bank NY
5.265% due 04/28/2008		48,300	48,361
5.265% due 06/30/2008		15,400	15,405

HSBC Bank USA N.A.
5.410% due 07/28/2008		22,400	22,436

Nordea Bank Finland PLC
5.298% due 05/28/2008		16,800	16,810

Royal Bank of Canada
5.265% due 06/30/2008		57,300	57,360

Royal Bank of Scotland Group PLC
5.260% due 07/03/2008		59,800	59,800

Skandinav Enskilda BK
5.300% due 02/04/2008		61,200	61,223
5.350% due 02/13/2009		11,000	11,006

Societe Generale NY
5.258% due 06/20/2007		17,300	17,300
5.269% due 06/30/2008		90,200	90,231

			572,226

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 22.0%
Bank of America Corp.
5.200% due 07/24/2007	$50,000	$49,993

Bank of Ireland
5.220% due 06/14/2007	2,500	2,479
5.240% due 06/14/2007	119,700	118,968

Barclays U.S. Funding Corp.
5.235% due 06/29/2007	111,300	110,717
5.255% due 06/29/2007	28,000	28,000

Calyon N.A. LLC
5.230% due 07/09/2007	3,300	3,279

CBA (de) Finance
5.220% due 06/15/2007	2,800	2,777

Cox Communications, Inc.
5.570% due 09/17/2007	19,800	19,800

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	41,900	41,389

Dexia Delaware LLC
5.235% due 06/13/2007	100	99

DnB NORBank ASA
5.215% due 07/11/2007	400	396

Federal Home Loan Bank
5.000% due 04/02/2007	561,900	561,900

Fortis Funding LLC
5.230% due 07/09/2007	41,800	41,260

HBOS Treasury Services PLC
5.220% due 06/29/2007	30,300	29,939
5.230% due 06/29/2007	16,700	16,516
5.235% due 06/29/2007	2,400	2,392
5.240% due 06/29/2007	168,022	167,233

ING U.S. Funding LLC
5.235% due 06/22/2007	12,000	11,925

Intesa Funding LLC
5.230% due 06/15/2007	2,200	2,189
5.240% due 06/15/2007	17,300	17,275

IXIS Commercial Paper Corp.
5.230% due 06/13/2007	29,200	28,903
5.240% due 06/13/2007	13,600	13,556

Nordea N.A., Inc.
5.220% due 07/11/2007	52,300	51,610
5.235% due 07/11/2007	40,200	40,153

Santander Hispano Finance Delaware
5.230% due 06/14/2007	500	497
5.240% due 06/14/2007	22,700	22,561

Societe Generale NY
5.200% due 08/22/2007	179,000	177,101
5.215% due 08/22/2007	39,800	39,616

Svenska Handelsbanken, Inc.
5.220% due 06/25/2007	33,150	32,745
5.235% due 06/25/2007	188,300	188,081

Swedbank AB
5.240% due 06/05/2007	69,500	69,195
5.240% due 06/21/2007	50,000	49,774

Time Warner, Inc.
5.360% due 04/12/2007	36,600	36,546

TotalFinaElf Capital S.A.
5.210% due 04/17/2007	2,600	2,599

UBS Finance Delaware LLC
5.200% due 08/01/2007	100	98
5.225% due 08/01/2007	151,300	149,841
5.230% due 08/01/2007	52,100	51,536
5.235% due 08/01/2007	5,500	5,482
5.240% due 08/01/2007	1,700	1,687

98	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano SpA
5.225% due 07/16/2007	$38,000	$37,708
5.250% due 07/16/2007	42,800	42,614

Viacom, Inc.
5.590% due 05/29/2007	22,900	22,900

Westpac Banking Corp.
5.200% due 07/09/2007	5,533	5,452

Westpac Trust Securities NZ Ltd.
5.215% due 06/06/2007	20,000	19,802
5.220% due 06/06/2007	2,500	2,477
5.250% due 06/06/2007	4,900	4,852

		2,325,912

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,367	$5,367

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $5,479. Repurchase proceeds are $5,369.)

U.S. TREASURY BILLS 0.7%
4.953% due 05/31/2007 - 06/14/2007 (d)(e)(g)	76,035	75,197

Total Short-Term Instruments (Cost $2,978,633)		2,978,702

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (i) 0.2%
(Cost $25,191)		$24,534

Total Investments (f) 99.4% (Cost $10,522,837)		$10,496,353

Written Options (j) (0.2%) (Premiums $24,099)		(24,473)

Other Assets and Liabilities (Net) 0.8%		83,472

Net Assets 100.0%		$10,555,352

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $6,924 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $175,681 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $65,059 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	1,673	$(514)
90-Day Euribor December Futures	Long	12/2008	833	(169)
90-Day Euribor June Futures	Long	06/2008	2,539	(716)
90-Day Euribor March Futures	Long	03/2008	933	(371)
90-Day Euribor September Futures	Long	09/2008	833	(215)
90-Day Eurodollar December Futures	Long	12/2007	43,209	(2,302)
90-Day Eurodollar December Futures	Long	12/2008	4,495	3,758
90-Day Eurodollar June Futures	Long	06/2008	10,036	2,376
90-Day Eurodollar March Futures	Long	03/2008	29,831	3,889
90-Day Eurodollar September Futures	Long	09/2007	4,953	(3,362)
90-Day Eurodollar September Futures	Long	09/2008	2,543	2,515
90-Day Euroyen December Futures	Long	12/2007	2,572	523
90-Day Euroyen September Futures	Long	09/2007	1,735	369
Euro-Bund 10-Year Note June Futures	Long	06/2007	151	(168)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	338	15
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	692	92
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	1,030	(51)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	840	(793)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	728	134
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	289	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	900	(1,153)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	1,281	136
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	5,862	6,371

				$10,377

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	869,000	$109
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$62,000	280
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		8,000	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		8,900	99
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	90
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.230%		06/20/2007		20,000	15
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	56
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	34
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	19

See Accompanying Notes	Annual Report	March 31, 2007	99

Schedule of Investments  Low Duration Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	$12,000	$121
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	17
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	134
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	26
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	39
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	39
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	07/20/2007	24,400	52
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	36
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	357
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008	6,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	315
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	47
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	56
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	40

						$2,035

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	30,300	$(127)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	19,300	207
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	182
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	23,900	473
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	28
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	214
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	83
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	(131)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(36)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	36
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		55,700	(1,191)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,231)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	(142)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	4,000,000	(9)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		30,970,000	193
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		6,450,000	32
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	37
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	25
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,000,000	29
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		53,080,000	273
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	48,800	138
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$335,900	(143)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		59,600	(50)

							$(4,110)

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	11,632	$111	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	0

				$117	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$12
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	45,000	208	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		29,500	168	1

100	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007	$647,000	$2,394	$1,795
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	123,000	541	436
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	2,523
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	566,000	2,490	3,617
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	347,200	1,437	565
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	530,000	1,378	294
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	528,000	2,809	3,697
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	480,000	1,086	565
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	6,112
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	648,200	3,922	3,485

							$23,699	$23,103

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$9,000	$392	$468
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	9,000	392	343
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	319	330
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	272	290

				$1,375	$1,431

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	937	$385	$747
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	937	271	29

				$656	$776

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$88
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	2
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$281,000	2,304	1,994
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		204,000	2,489	2,238
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,097
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		118,200	1,276	710
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,083
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,243
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		80,000	928	472
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		41,000	467	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		370,000	4,440	5,321
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		283,600	3,779	3,111

								$23,443	$23,697

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$468,500	$463,472	$462,058
Fannie Mae	5.500%	04/01/2037	50,000	49,516	49,484
U.S. Treasury Notes	4.625%	02/15/2017	35,500	35,862	35,684

				$548,850	$547,226

(2) Market value includes $245 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	101

Schedule of Investments Low Duration Fund (cont.)	March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	17,876	04/2007	$170	$0	$170
Buy	BRL	106,757	05/2007	2,840	0	2,840
Sell		106,757	05/2007	0	(35)	(35)
Buy		52,883	06/2007	1,669	0	1,669
Buy		31,674	10/2007	0	(80)	(80)
Buy		106,757	03/2008	0	(61)	(61)
Buy	CAD	2,290	04/2007	27	0	27
Buy	CLP	2,725,640	05/2007	0	(128)	(128)
Buy		18,230	06/2007	0	(1)	(1)
Buy	CNY	10,373	09/2007	31	0	31
Buy		167,993	11/2007	265	0	265
Sell		23,780	11/2007	4	0	4
Buy		101,102	01/2008	2	(3)	(1)
Buy	EUR	10,174	04/2007	6	0	6
Sell		19,038	04/2007	0	(12)	(12)
Sell	GBP	11,989	04/2007	0	(132)	(132)
Buy	INR	154,626	06/2007	46	0	46
Sell	JPY	10,105,916	05/2007	32	(2,019)	(1,987)
Buy	KRW	1,222,438	04/2007	0	(3)	(3)
Sell		3,258,681	04/2007	9	0	9
Buy		20,762,592	05/2007	0	(85)	(85)
Buy		5,990,075	06/2007	21	0	21
Buy		310,992	09/2007	1	0	1
Sell		310,992	09/2007	0	0	0
Buy	MXN	128,689	04/2007	22	(96)	(74)
Sell		128,689	04/2007	19	0	19
Buy		128,689	03/2008	0	(15)	(15)
Buy	NZD	5,569	04/2007	64	0	64
Buy	PLN	17,703	04/2007	187	0	187
Sell		17,703	04/2007	0	(28)	(28)
Buy		17,703	03/2008	30	0	30
Buy	RUB	344,278	11/2007	178	0	178
Buy		996,132	12/2007	353	0	353
Buy	SGD	11,030	04/2007	69	0	69
Sell		5,094	04/2007	0	(12)	(12)
Buy		18,011	07/2007	101	0	101
Buy		5,850	09/2007	39	0	39
Buy	TWD	179,899	05/2007	0	(2)	(2)
Sell		116,243	05/2007	0	(2)	(2)
Buy	ZAR	1,509	06/2007	0	(4)	(4)

				$6,185	$(2,718)	$3,467

102	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund II	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 15.4%

BANKING & FINANCE 12.5%
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	$300	$300

American Express Centurion Bank
5.319% due 05/07/2008	700	700

American Express Credit Corp.
5.380% due 11/09/2009	1,000	1,001

Bank of America Corp.
5.370% due 11/06/2009	400	400

Bank of America N.A.
5.360% due 07/25/2008	1,400	1,401
5.360% due 02/27/2009	800	800

Bear Stearns Cos., Inc.
5.450% due 08/21/2009	500	501

CIT Group, Inc.
5.500% due 12/19/2008	500	501
5.510% due 01/30/2009	2,900	2,905

Citigroup Funding, Inc.
5.330% due 12/08/2008	600	600

Citigroup, Inc.
5.380% due 12/28/2009	500	500
5.388% due 12/26/2008	1,400	1,401

General Electric Capital Corp.
5.370% due 03/12/2010	1,400	1,400
5.390% due 10/26/2009	1,500	1,500
5.430% due 01/20/2010	1,600	1,603

Goldman Sachs Group, Inc.
5.460% due 07/29/2008	900	901
5.690% due 07/23/2009	3,700	3,721

HSBC Finance Corp.
5.485% due 09/15/2008	3,500	3,508

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	5,800	5,808

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	1,500	1,500
5.400% due 10/23/2008	900	900
5.428% due 12/04/2009	800	800
5.450% due 08/14/2009	200	200

Morgan Stanley
5.360% due 11/21/2008	500	500
5.450% due 01/15/2010	1,300	1,300
5.470% due 02/09/2009	700	701

Pricoa Global Funding I
5.410% due 07/27/2009	2,500	2,504

Wachovia Corp.
5.410% due 10/28/2008	900	901
5.490% due 10/15/2011	2,700	2,703

		41,460

INDUSTRIALS 1.9%
Altria Group, Inc.
7.650% due 07/01/2008	4,500	4,627

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	1,500	1,499

		6,126

UTILITIES 1.0%
AT&T, Inc.
4.214% due 06/05/2007	1,100	1,103
5.450% due 05/15/2008	2,200	2,202

		3,305

Total Corporate Bonds & Notes (Cost $50,879)		50,891

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
4.657% due 07/01/2035	$756	$754
4.682% due 01/01/2035	834	830
4.883% due 12/01/2034	3,653	3,673
4.990% due 06/01/2035	4,177	4,185
5.000% due 11/01/2017 - 10/01/2021	52,841	52,200
5.500% due 02/01/2009 - 12/01/2033	6,181	6,170
5.608% due 09/01/2028	273	276
5.770% due 10/25/2030	212	214
6.000% due 03/01/2016 - 04/01/2037	4,787	4,862
6.133% due 07/01/2042	833	847
6.183% due 09/01/2041	1,255	1,269
6.333% due 08/01/2030 - 10/01/2030	600	613
6.500% due 09/01/2012 - 12/25/2042	294	300
7.125% due 01/01/2024	138	140
8.000% due 11/25/2023	260	275
9.250% due 10/25/2018	8	8
10.500% due 05/01/2012	101	110

Federal Housing Administration
7.430% due 07/01/2024	958	967

Freddie Mac
4.918% due 07/01/2035	1,066	1,063
5.000% due 11/01/2018 - 07/15/2024	3,707	3,685
5.670% due 12/15/2030	772	775
5.720% due 06/15/2018	232	233
6.000% due 02/01/2016 - 04/01/2037	1,395	1,411
6.133% due 02/25/2045	1,411	1,417
6.500% due 07/25/2043	1,986	2,036
7.215% due 07/01/2023	89	91
8.500% due 06/01/2009 - 06/01/2025	17	18

Ginnie Mae
5.375% due 04/20/2022 - 05/20/2027	1,172	1,184
5.500% due 07/20/2030	420	425
5.750% due 07/20/2023 - 07/20/2025	659	666
5.820% due 09/20/2030	67	67
6.125% due 10/20/2025	538	545
7.000% due 11/15/2022	166	173
7.500% due 02/15/2022 - 03/15/2024	278	290
7.750% due 01/17/2030	32	32
8.000% due 03/15/2023 - 05/15/2024	81	86
9.000% due 07/20/2016 - 09/15/2030	156	168

Total U.S. Government Agencies (Cost $92,276)		92,058

MORTGAGE-BACKED SECURITIES 17.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	2,661	2,621
4.390% due 02/25/2045	818	808

Banc of America Funding Corp.
4.113% due 05/25/2035	12,976	12,764

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	4,327	4,287
4.776% due 01/25/2034	683	681
5.335% due 02/25/2033	184	185
5.450% due 04/25/2033	1,281	1,279
5.624% due 02/25/2033	127	126

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Alt-A Trust
5.393% due 05/25/2035	$1,608	$1,611

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	1,189	1,189

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	948	949

Countrywide Alternative Loan Trust
5.480% due 02/25/2047	1,708	1,704
6.500% due 06/25/2033	194	193

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,449	1,448

CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032	14	14
5.952% due 03/25/2032	288	287

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	953	954

First Horizon Alternative Mortgage Securities
4.747% due 06/25/2034	949	948

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	856	857

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	1,814	1,815

GSR Mortgage Loan Trust
3.402% due 06/25/2034	2,515	2,528
4.539% due 09/25/2035	4,834	4,787

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	585	586

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	1,018	1,016

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	373	373

Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	1,605	1,583

Morgan Stanley Capital I
5.380% due 10/15/2020	492	492

Nationslink Funding Corp.
5.670% due 11/10/2030	89	89

Prime Mortgage Trust
5.720% due 02/25/2019	87	87
5.720% due 02/25/2034	428	429

Salomon Brothers Mortgage Securities VII
7.143% due 11/25/2022	15	15

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	2,928	2,926
5.650% due 09/19/2032	563	564
9.466% due 06/25/2029	464	501

Structured Asset Securities Corp.
6.150% due 07/25/2032	25	26

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	657	657

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	615	615

Washington Mutual, Inc.
4.816% due 10/25/2032	936	934
5.590% due 12/25/2045	592	595
5.610% due 10/25/2045	389	390
5.642% due 02/27/2034	1,119	1,131
5.663% due 01/25/2047	376	376
6.183% due 11/25/2042	171	172
6.383% due 06/25/2042	431	432

See Accompanying Notes	Annual Report	March 31, 2007	103

Schedule of Investments  Low Duration Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$1,412	$1,403

Total Mortgage-Backed Securities (Cost $57,602)		57,427

ASSET-BACKED SECURITIES 14.0%
ACE Securities Corp.
5.430% due 10/25/2035	1,003	1,004

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	43	43

Asset-Backed Funding Certificates
5.380% due 01/25/2037	589	589

Asset-Backed Securities Corp. Home Equity
5.595% due 09/25/2034	385	385
6.970% due 03/15/2032	792	793

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	1,372	1,372
5.520% due 09/25/2034	228	228

Capital One Auto Finance Trust
5.340% due 12/14/2007	265	266

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	1,568	1,568

Chase Credit Card Master Trust
5.420% due 10/15/2009	3,090	3,093

Chase Issuance Trust
5.330% due 02/15/2011	1,700	1,702

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	153	153

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	133	133

Countrywide Asset-Backed Certificates
5.370% due 03/25/2037	1,421	1,422
5.370% due 05/25/2037	4,847	4,848
5.370% due 07/25/2037	3,241	3,242
5.800% due 12/25/2031	236	237

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	617	617
5.410% due 12/25/2037	2,927	2,925

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	226	226

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	1,327	1,328

Fremont Home Loan Trust
5.380% due 01/25/2037	535	535

GSAMP Trust
5.390% due 12/25/2036	721	721
5.430% due 11/25/2035	153	153

GSR Mortgage Loan Trust
5.420% due 11/25/2030	278	278

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	$632	$632

HSBC Asset Loan Obligation
5.380% due 12/25/2036	3,245	3,243

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,290	2,291

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	532	532

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	334	335

Lehman XS Trust
5.390% due 05/25/2046	341	341

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	2,351	2,353
5.600% due 10/25/2034	131	131

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	725	725

Morgan Stanley ABS Capital I
5.370% due 11/25/2036	1,112	1,112

Nelnet Student Loan Trust
5.146% due 09/25/2012	595	595

Option One Mortgage Loan Trust
5.370% due 01/25/2037	1,029	1,030

Park Place Securities, Inc.
5.632% due 10/25/2034	1,700	1,703

SACO I, Inc.
5.430% due 09/25/2035	60	60

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	959	960

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	164	164
5.430% due 11/25/2035	345	346

Structured Asset Securities Corp.
5.610% due 01/25/2033	47	47

Wachovia Auto Owner Trust
4.820% due 02/20/2009	485	485

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	556	556
5.440% due 12/25/2035	848	849

Total Asset-Backed Securities (Cost $46,341)		46,351

	SHARES
PREFERRED STOCKS 1.6%
DG Funding Trust
7.600% due 12/31/2049	510	5,382

Total Preferred Stocks (Cost $5,100)		5,382

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 24.1%

COMMERCIAL PAPER 4.9%
Bank of America Corp.
5.200% due 07/24/2007	$100	$98
5.230% due 07/24/2007	7,300	7,222

Federal Home Loan Bank
5.000% due 04/02/2007	9,100	9,100

		16,420

REPURCHASE AGREEMENTS 18.5%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	45,800	45,800
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 5.125% due 05/15/2016 valued at $46,926. Repurchase proceeds are $45,820.)

Lehman Brothers, Inc.
5.150% due 04/02/2007	10,000	10,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $10,191. Repurchase proceeds are $10,004.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	5,415	5,415
(Dated 03/30/2007. Collateralized by Freddie Mac 2.875% due 05/15/2007 valued at $5,526. Repurchase proceeds are $5,417.)

		61,215

U.S. TREASURY BILLS 0.7%
4.953% due 06/14/2007 (a)(c)	2,195	2,171

Total Short-Term Instruments (Cost $79,811)		79,806

PURCHASED OPTIONS (e) 0.3%
(Cost $786)		779

Total Investments (b) 100.6% (Cost $332,795)		$332,694

Written Options (f) (0.3%) (Premiums $780)		(813)

Other Assets and Liabilities (Net) (0.3%)		(1,042)

Net Assets 100.0%		$330,839

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $1,474 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

104	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

(c)	Securities with an aggregate market value of $2,171 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,252	$(72)
90-Day Eurodollar December Futures	Long	12/2008	190	159
90-Day Eurodollar June Futures	Long	06/2008	310	96
90-Day Eurodollar March Futures	Long	03/2008	1,015	129
90-Day Eurodollar September Futures	Long	09/2007	174	(45)
90-Day Eurodollar September Futures	Long	09/2008	98	99
U.S. Treasury 2-Year Note June Futures	Short	06/2007	40	4
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	184	314

				$684

(d)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007	$1,900	$21

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized (Depreciation)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	$10,500	$(4)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,900	(2)

						$(6)

(e)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	707	$6	$0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	186	2	0

				$8	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007	$21,000	$78	$58
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	3,000	13	11
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	18,400	102	99
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	18,000	79	115
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	14,000	58	23
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	20,000	52	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	17,000	91	119
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	12,000	27	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	29,800	148	214
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	21,500	130	115

							$778	$779

(f)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	28	$12	$22
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	28	8	1

				$20	$23

See Accompanying Notes	Annual Report	March 31, 2007	105

Schedule of Investments Low Duration Fund II (Cont.)	March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	$9,000	$74	$64
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	8,000	98	88
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	8,000	81	133
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	3,900	42	23
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	6,000	63	43
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	7,000	87	129
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	2,000	23	12
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	13,000	156	187
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	9,400	125	103

							$760	$790

(g)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$1,100	$1,111	$1,106

(2) Market value includes $8 of interest payable on short sales.

106	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund III	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 20.7%

BANKING & FINANCE 19.1%
American Express Credit Corp.
5.340% due 12/12/2007	$200	$200

American Honda Finance Corp.
5.350% due 08/05/2008	200	200
5.410% due 02/09/2010	1,000	1,000

American International Group, Inc.
5.370% due 06/16/2009	1,000	1,001

ANZ National International Ltd.
5.400% due 08/07/2009	300	300

Bank of America Corp.
5.360% due 06/19/2009	600	601

Bank of America N.A.
5.350% due 12/18/2008	500	500
5.360% due 07/25/2008	500	500

Bank of Ireland
5.360% due 12/19/2008	1,100	1,101

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	900	902

Calabash Re II Ltd.
13.755% due 01/08/2010	300	308
14.955% due 01/08/2010	250	261
16.255% due 01/08/2010	300	313

CIT Group, Inc.
5.510% due 08/15/2008	500	501
5.640% due 07/28/2011	300	301
5.650% due 11/03/2010	400	402

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	500	501

Citigroup, Inc.
4.200% due 12/20/2007	400	397
5.380% due 12/28/2009	500	500
5.388% due 12/26/2008	300	300

Ford Motor Credit Co.
7.200% due 06/15/2007	100	100

General Electric Capital Corp.
5.460% due 10/21/2010	3,000	3,007

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	300	300
5.440% due 12/22/2008	300	300
5.450% due 11/10/2008	100	100
5.485% due 10/05/2007	200	200
5.690% due 07/23/2009	600	603

HSBC Finance Corp.
5.435% due 03/12/2010	800	800
5.485% due 09/15/2008	100	100
5.488% due 12/05/2008	200	201
5.610% due 05/10/2010	100	101

ICICI Bank Ltd.
5.900% due 01/12/2010	300	301

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	200	200
5.460% due 08/21/2009	300	300
5.460% due 11/16/2009	300	300
5.560% due 12/23/2010	200	201

Merrill Lynch & Co., Inc.
5.428% due 12/04/2009	300	300
5.450% due 01/30/2009	300	300
5.450% due 08/14/2009	200	200
5.560% due 07/25/2011	300	301

Morgan Stanley
5.450% due 01/15/2010	300	300
5.470% due 02/09/2009	300	300
5.610% due 01/18/2011	400	401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mystic Re Ltd.
11.660% due 12/05/2008	$300	$303

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	300	300

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	400	400
5.410% due 09/19/2008	900	902

SLM Corp.
5.500% due 07/27/2009	200	200

Wachovia Bank N.A.
5.390% due 03/23/2009	1,300	1,301

Wachovia Corp.
5.410% due 10/28/2008	100	100

Wells Fargo & Co.
5.380% due 03/10/2008	1,100	1,101

Westpac Banking Corp.
5.280% due 06/06/2008	100	100

		24,012

INDUSTRIALS 1.2%
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	100	100
5.810% due 08/03/2009	300	302

FedEx Corp.
5.440% due 08/08/2007	300	300

Oracle Corp.
5.590% due 01/13/2009	300	301

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	200	225

Transocean, Inc.
5.548% due 09/05/2008	200	200

		1,428

UTILITIES 0.4%
Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	500	500

Total Corporate Bonds & Notes (Cost $25,880)		25,940

U.S. GOVERNMENT AGENCIES 27.8%
Fannie Mae
4.326% due 11/01/2034	156	156
4.343% due 03/01/2035	56	56
4.443% due 05/01/2035	167	167
4.500% due 08/01/2035	703	696
4.553% due 11/01/2035	290	289
4.657% due 07/01/2035	137	137
5.000% due 03/25/2017 - 07/01/2021	19,145	18,895
5.420% due 01/25/2021	1,580	1,579
5.500% due 02/01/2009 - 06/01/2035	6,356	6,304
5.623% due 08/01/2029	311	315
5.670% due 09/25/2042	327	329
5.720% due 05/25/2031	268	269
5.873% due 02/01/2031	83	84
6.000% due 03/01/2017 - 11/01/2017	553	563
6.133% due 07/01/2042	153	156
6.183% due 09/01/2041	228	231
6.333% due 09/01/2040	76	78
6.500% due 12/25/2042	24	24
6.903% due 11/01/2035	107	111

Freddie Mac
4.711% due 06/01/2035	683	673
4.712% due 08/01/2035	720	716
4.918% due 07/01/2035	228	228

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 04/15/2012 - 07/15/2024	$734	$730
5.670% due 12/15/2030	103	103
5.720% due 06/15/2018	66	67
5.770% due 11/15/2030	17	17
6.000% due 03/01/2016 - 04/01/2037	1,114	1,124
6.133% due 02/25/2045	201	203
6.500% due 07/25/2043	244	250

Ginnie Mae
4.000% due 07/16/2027	24	24
5.000% due 02/20/2032	91	92
5.375% due 06/20/2027 - 05/20/2030	157	159
8.500% due 10/20/2026	19	20

Total U.S. Government Agencies (Cost $34,728)		34,845

MORTGAGE-BACKED SECURITIES 11.3%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	480	472
4.390% due 02/25/2045	102	101

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	209	209

Banc of America Funding Corp.
4.113% due 05/25/2035	2,457	2,417

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	649	643
4.776% due 01/25/2034	105	105
5.335% due 02/25/2033	18	18
5.450% due 04/25/2033	157	157
5.624% due 02/25/2033	13	13

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	287	288

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	396	396

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	87	86
4.900% due 12/25/2035	157	157

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	741	733
5.600% due 02/25/2037	999	1,000
6.500% due 06/25/2033	22	22

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	229	229

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	165	164
5.829% due 06/25/2032	2	2

GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035	150	150

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	199	199

GSR Mortgage Loan Trust
3.402% due 06/25/2034	357	359
4.539% due 09/25/2035	725	718

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	235	234

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	124	124

Mellon Residential Funding Corp.
5.760% due 12/15/2030	804	807

Morgan Stanley Capital I
5.380% due 10/15/2020	197	197
5.410% due 07/15/2019	90	90

See Accompanying Notes	Annual Report	March 31, 2007	107

Schedule of Investments  Low Duration Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Prime Mortgage Trust
5.720% due 02/25/2019	$22	$22
5.720% due 02/25/2034	47	48

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	305	306
5.341% due 08/25/2034	385	386
6.383% due 01/25/2035	238	239

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	1,065	1,064
5.600% due 02/25/2036	81	81

Structured Asset Securities Corp.
7.226% due 01/25/2032	9	9

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	188	188

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	176	176

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	64	64

Washington Mutual, Inc.
5.590% due 12/25/2045	108	108
5.610% due 10/25/2045	56	56
5.663% due 01/25/2047	94	94
5.745% due 11/25/2034	389	391
5.892% due 09/25/2046	196	196
6.129% due 05/25/2041	65	66
6.383% due 06/25/2042	207	207

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	353	351

Total Mortgage-Backed Securities (Cost $14,164)		14,142

ASSET-BACKED SECURITIES 7.5%
Accredited Mortgage Loan Trust
5.360% due 09/25/2036	721	722

ACE Securities Corp.
5.430% due 10/25/2035	141	141

American Express Credit Account Master Trust
5.430% due 11/16/2009	300	300

Asset-Backed Funding Certificates
5.380% due 01/25/2037	168	168

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	392	392

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	22	22

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	212	212
5.380% due 01/25/2037	674	674
5.390% due 01/25/2036	382	383
5.390% due 01/25/2037	1,091	1,090

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	370	370
5.370% due 05/25/2037	1,019	1,019
5.490% due 11/25/2035	33	33
5.800% due 12/25/2031	39	39

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	474	474

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	161	161

GSAMP Trust
5.430% due 11/25/2035	25	26
5.440% due 12/25/2035	222	222
5.610% due 03/25/2034	118	118

GSR Mortgage Loan Trust
5.420% due 11/25/2030	76	76

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Equity Mortgage Trust
5.430% due 02/25/2036		$26	$26

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		92	92

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		53	53

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036		111	111
5.600% due 10/25/2034		44	44

Morgan Stanley ABS Capital I
5.370% due 11/25/2036		370	371

Park Place Securities, Inc.
5.480% due 09/25/2035		5	5

Residential Asset Securities Corp.
5.360% due 08/25/2036		142	142

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		62	62

SACO I, Inc.
5.430% due 09/25/2035		10	10

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036		384	384

SLM Student Loan Trust
5.370% due 01/26/2015		73	74

Soundview Home Equity Loan Trust
5.400% due 01/25/2037		1,010	1,010
5.420% due 12/25/2035		20	20

Structured Asset Securities Corp.
5.450% due 12/25/2035		165	165

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		66	66

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		185	185

Total Asset-Backed Securities (Cost $9,458)			9,462

SOVEREIGN ISSUES 0.2%
Korea Development Bank
5.490% due 04/03/2010 (a)		300	300

Total Sovereign Issues (Cost $300)			300

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	59,640	502

Total Foreign Currency-Denominated Issues (Cost $490)			502

		SHARES
PREFERRED STOCKS 0.5%
DG Funding Trust
7.600% due 12/31/2049		65	686

Total Preferred Stocks (Cost $687)			686

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 32.1%

CERTIFICATES OF DEPOSIT 6.3%
Bank of Ireland
3.797% due 01/15/2010		$50	50

BNP Paribas
5.262% due 07/03/2008		1,100	1,100

Calyon Financial, Inc.
5.340% due 01/16/2009		300	300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dexia S.A.
5.270% due 09/29/2008	$1,300	$1,301

Fortis Bank NY
5.265% due 06/30/2008	500	500
5.300% due 09/30/2008	300	300

Nordea Bank Finland PLC
5.308% due 05/28/2008	200	200

Royal Bank of Canada
5.267% due 06/30/2008	500	501

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	800	800
5.265% due 03/26/2008	100	100

Skandinav Enskilda BK
5.340% due 08/21/2008	400	400
5.350% due 02/13/2009	100	100

Societe Generale NY
5.271% due 06/30/2008	900	900

Unicredito Italiano NY
5.358% due 05/06/2008	1,100	1,100
5.360% due 05/29/2008	200	200

		7,852

COMMERCIAL PAPER 20.6%
Bank of Ireland
5.240% due 06/14/2007	2,400	2,385

Barclays U.S. Funding Corp.
5.240% due 06/29/2007	5,400	5,367

BNP Paribas Finance, Inc.
5.185% due 07/06/2007	2,500	2,465

Calyon N.A. LLC
5.175% due 07/09/2007	3,300	3,252

CBA (de) Finance
5.235% due 06/15/2007	3,300	3,276

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	700	691

Natixis S.A.
5.400% due 04/02/2007	2,300	2,300

Societe Generale NY
5.210% due 08/22/2007	2,700	2,673

Time Warner, Inc.
5.360% due 04/12/2007	500	499

UBS Finance Delaware LLC
5.205% due 08/01/2007	3,000	2,952

		25,860

REPURCHASE AGREEMENTS 4.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	5,000	5,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.125% due 05/15/2021 valued at $5,097. Repurchase proceeds are $5,002.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	834	834
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $853. Repurchase proceeds are $834.)

		5,834

U.S. TREASURY BILLS 0.6%
4.954% due 05/31/2007 - 06/14/2007 (b)(d)	785	776

Total Short-Term Instruments (Cost $40,324)		40,322

108	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (f) 0.2%
(Cost $214)	$211

Total Investments (c) 100.7% (Cost $126,245)	$126,410

Written Options (g) (0.2%) (Premiums $211)	(228)

Other Assets and Liabilities (Net) (0.5%)	(635)

Net Assets 100.0%	$125,547

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $3,183 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $776 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	33	$(10)
90-Day Euribor December Futures	Long	12/2008	13	(3)
90-Day Euribor June Futures	Long	06/2008	46	(13)
90-Day Euribor March Futures	Long	03/2008	14	(6)
90-Day Euribor September Futures	Long	09/2008	13	(3)
90-Day Eurodollar December Futures	Long	12/2007	456	15
90-Day Eurodollar December Futures	Long	12/2008	43	36
90-Day Eurodollar June Futures	Long	06/2008	112	24
90-Day Eurodollar March Futures	Long	03/2008	315	29
90-Day Eurodollar September Futures	Long	09/2007	72	(23)
90-Day Eurodollar September Futures	Long	09/2008	26	25
90-Day Euroyen December Futures	Long	12/2007	26	5
90-Day Euroyen September Futures	Long	09/2007	19	4
Euro-Bund 10-Year Note June Futures	Long	06/2007	3	(3)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	4	0
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	8	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	12	0
U.S. Treasury 2-Year Note June Futures	Short	06/2007	15	1
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	119	107
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	8	(7)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	7	1
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	9	(11)

				$169

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,000	$1
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007		$200	2
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		100	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		100	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		900	18
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011		400	3

							$24

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

See Accompanying Notes	Annual Report	March 31, 2007	109

Schedule of Investments  Low Duration Fund III  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	300	$(1)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	200	2
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		200	2
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009	EUR	300	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	800	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	(2)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		500	1
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		300	(5)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(34)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		500	(2)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	50,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		340,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		70,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		20,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		40,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		610,000	3
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$3,700	(2)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		800	(1)

							$(35)

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	216	$2	$0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	49	0	0

				$2	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	400	$2	$0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		300	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$6,000	22	17
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		2,300	13	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		5,000	22	32
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	5
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		6,000	32	42
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	13	7
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		8,900	44	64
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		5,900	36	32

								$212	$211

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	9	$4	$7
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	9	2	1

				$6	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	100	$2	$0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$3,000	24	21
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		1,000	12	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		2,000	20	33
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		1,200	13	7
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		3,000	37	55

110	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$1,000	$12	$6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	4,000	48	58
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,600	35	29

							$205	$220

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$1,000	$990	$990
U.S. Treasury Notes	4.625%	02/15/2017	400	404	402

				$1,394	$1,392

(2) Market value includes $3 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	207	04/2007	$2	$0	$2
Buy	BRL	1,356	05/2007	35	0	35
Sell		1,356	05/2007	0	(2)	(2)
Buy		277	06/2007	9	0	9
Buy		343	10/2007	0	(1)	(1)
Buy		1,356	03/2008	0	0	0
Buy	CLP	35,403	05/2007	0	(2)	(2)
Buy	CNY	192	09/2007	1	0	1
Buy		4,195	10/2007	12	0	12
Buy		1,139	11/2007	2	0	2
Sell		276	11/2007	0	0	0
Buy		1,137	01/2008	0	0	0
Buy	EUR	117	04/2007	0	0	0
Sell		436	04/2007	0	0	0
Sell	GBP	181	04/2007	0	(2)	(2)
Buy	INR	229	05/2007	0	0	0
Buy		1,457	06/2007	0	0	0
Sell	JPY	77,912	05/2007	0	(18)	(18)
Buy	KRW	533,945	04/2007	0	(3)	(3)
Sell		37,510	04/2007	0	0	0
Buy		232,099	05/2007	0	(1)	(1)
Buy		51,414	09/2007	0	0	0
Sell		51,414	09/2007	0	0	0
Buy	MXN	1,757	04/2007	0	(1)	(1)
Sell		1,757	04/2007	0	0	0
Buy		1,757	03/2008	0	0	0
Buy	NZD	59	04/2007	1	0	1
Buy	PLN	201	04/2007	2	0	2
Sell		201	04/2007	0	0	0
Buy		201	09/2007	0	0	0
Buy	RUB	300	09/2007	0	0	0
Buy		1,390	11/2007	1	0	1
Buy		9,096	12/2007	3	0	3
Buy	SGD	987	04/2007	6	0	6
Sell		58	04/2007	0	0	0
Buy		283	07/2007	2	0	2
Buy		87	09/2007	1	0	1
Buy	TWD	20,402	05/2007	0	0	0
Sell		1,323	05/2007	0	0	0
Buy	ZAR	37	05/2007	0	0	0
Buy		18	06/2007	0	0	0

				$77	$(30)	$47

See Accompanying Notes	Annual Report	March 31, 2007	111

Schedule of Investments  Moderate Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	$1,000	$1,004

Total Bank Loan Obligations (Cost $1,000)		1,004

CORPORATE BONDS & NOTES 12.6%

BANKING & FINANCE 11.2%
ANZ National International Ltd.
5.400% due 08/07/2009	3,200	3,200

Bank of America Corp.
5.370% due 11/06/2009	2,000	2,000

Bank of America N.A.
5.360% due 07/25/2008	6,300	6,302
5.360% due 02/27/2009	4,000	4,002

Bank of Ireland
5.360% due 12/19/2008	4,900	4,904

Citigroup Funding, Inc.
5.330% due 12/08/2008	3,100	3,102

Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	20,700	20,731

Citigroup, Inc.
5.380% due 12/28/2009	2,100	2,100
6.200% due 03/15/2009	110	112

General Electric Capital Corp.
5.400% due 01/05/2009	12,000	12,009
5.420% due 10/06/2010	5,300	5,301
5.430% due 01/20/2010	14,200	14,231
5.430% due 08/15/2011	100	100
6.500% due 12/10/2007	100	101

GMAC LLC
6.000% due 12/15/2011	500	485

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	12,300	12,300
5.400% due 03/30/2009	6,800	6,802

HSBC Finance Corp.
5.420% due 10/21/2009	2,300	2,301

ICICI Bank Ltd.
5.900% due 01/12/2010	4,700	4,709

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	4,600	4,601
5.450% due 01/23/2009	2,000	2,002
5.460% due 11/16/2009	9,600	9,602

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	12,500	12,499
5.428% due 12/04/2009	3,700	3,700

Morgan Stanley
5.450% due 01/15/2010	9,700	9,704

Mystic Re Ltd.
11.660% due 12/05/2008	4,100	4,142

Osiris Capital PLC
10.360% due 01/15/2010	1,600	1,609

Petroleum Export Ltd.
5.265% due 06/15/2011	602	592

Phoenix Quake Ltd.
7.810% due 07/03/2008	700	705

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	600	603

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	300	281

Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	1,500	1,501
5.410% due 09/19/2008	12,600	12,623

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.410% due 12/01/2009	$6,000	$6,008

Westpac Banking Corp.
5.280% due 06/06/2008	2,000	2,000

		176,964

INDUSTRIALS 1.0%
HJ Heinz Co.
6.428% due 12/01/2008	800	814

Pemex Project Funding Master Trust
9.500% due 09/15/2027	600	815

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	1,900	2,135

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,370

Transocean, Inc.
5.548% due 09/05/2008	3,400	3,405

		15,539

UTILITIES 0.4%
AT&T, Inc.
4.214% due 06/05/2007	5,300	5,314
5.460% due 02/05/2010	1,700	1,702

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	474

		7,490

Total Corporate Bonds & Notes (Cost $199,233)		199,993

MUNICIPAL BONDS & NOTES 0.1%
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.250% due 06/01/2019	1,500	1,571

Total Municipal Bonds & Notes (Cost $1,493)		1,571

U.S. GOVERNMENT AGENCIES 56.8%
Fannie Mae
4.835% due 06/01/2035	15,608	15,582
5.000% due 12/01/2013 - 03/01/2036	501,477	495,005
5.500% due 03/01/2016 - 02/01/2035	292,976	290,837
5.626% due 01/01/2027	116	117
5.720% due 11/25/2032	12	12
6.000% due 09/25/2016 - 04/01/2037	9,365	9,511
6.130% due 10/01/2008	150	151
6.325% due 04/01/2008	277	277
6.500% due 01/01/2013 - 06/25/2044	14,081	14,705
7.000% due 05/01/2012 - 05/01/2032	290	301
7.500% due 03/01/2015 - 07/25/2041	415	432
8.000% due 09/01/2008 - 08/01/2031	115	121
12.000% due 05/01/2016	3	3

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	297	300

Freddie Mac
4.000% due 05/01/2019	146	138
4.500% due 05/01/2018 - 05/01/2034	1,045	1,012
5.000% due 04/15/2016 - 09/01/2035	15,535	15,360

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 06/01/2017 - 10/01/2034	$2,388	$2,381
6.000% due 09/01/2013 - 04/01/2037	4,358	4,406
6.500% due 07/25/2043	6	6
7.000% due 04/01/2032	50	52
7.500% due 05/01/2015	2	3
8.000% due 01/01/2012	11	11
8.500% due 04/15/2025	365	364

Ginnie Mae
5.000% due 09/15/2017 - 12/15/2017	163	162
5.375% due 03/20/2020 - 03/20/2028	423	428
5.500% due 01/15/2017 - 09/20/2034	13,317	13,099
5.770% due 10/16/2030	56	56
5.920% due 02/16/2030	830	841
5.970% due 02/16/2030	566	574
6.000% due 07/20/2015 - 08/20/2034	182	184
6.125% due 11/20/2017 - 11/20/2025	81	82
6.500% due 01/20/2034 - 08/20/2034	141	145
7.000% due 07/15/2031 - 12/15/2032	136	142
7.500% due 03/15/2008 - 01/15/2031	629	660
8.000% due 04/15/2017 - 11/15/2022	1,458	1,536
8.500% due 02/15/2008	6	6
9.000% due 06/15/2009 - 10/15/2017	67	68
9.500% due 08/15/2021 - 12/15/2021	21	23

Housing Urban Development
5.070% due 08/01/2015	2,000	1,988
5.290% due 08/01/2017	5,000	4,989

Small Business Administration
4.340% due 03/01/2024	75	72
4.504% due 02/01/2014	72	70
4.750% due 07/01/2025	18,430	18,006
5.130% due 09/01/2023	19	19
6.090% due 07/01/2011	87	89
6.640% due 02/01/2011	2,721	2,829
7.449% due 08/01/2010	1,431	1,496

Total U.S. Government Agencies (Cost $907,974)		898,651

U.S. TREASURY OBLIGATIONS 0.1%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	510	485

U.S. Treasury Bonds
4.750% due 02/15/2037	200	197
6.000% due 02/15/2026	300	339
6.625% due 02/15/2027	200	242

Total U.S. Treasury Obligations (Cost $1,300)		1,263

MORTGAGE-BACKED SECURITIES 1.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,762	2,726

Banc of America Funding Corp.
4.113% due 05/25/2035	3,839	3,777

Bear Stearns Adjustable Rate Mortgage Trust
5.335% due 02/25/2033	338	340
5.624% due 02/25/2033	316	315

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	5,515	5,525

112	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Alternative Loan Trust
6.000% due 10/25/2032	$3	$3

Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034	1	1
5.610% due 04/25/2035	597	599

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	144	144

Indymac ARM Trust
6.663% due 01/25/2032	131	130

Prime Mortgage Trust
5.720% due 02/25/2019	196	197
5.720% due 02/25/2034	880	883

Structured Asset Securities Corp.
6.037% due 02/25/2032	47	47

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	3,192	3,191

Washington Mutual, Inc.
4.816% due 10/25/2032	3	3
5.111% due 10/25/2032	350	349
5.610% due 10/25/2045	1,447	1,450
5.642% due 02/27/2034	9	9
6.183% due 11/25/2042	774	777

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,000	5,961

Total Mortgage-Backed Securities (Cost $26,490)		26,427

ASSET-BACKED SECURITIES 0.4%
Asset-Backed Funding Certificates
5.380% due 01/25/2037	2,777	2,779

Brazos Student Finance Corp.
6.020% due 06/01/2023	1,049	1,054

Fremont Home Loan Owner Trust
6.110% due 12/25/2029	280	280

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	1,940	1,941

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	612	614

Total Asset-Backed Securities (Cost $6,655)		6,668

SOVEREIGN ISSUES 0.5%
Hydro Quebec
5.398% due 09/29/2049	5,000	4,722

	SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007	22,000,000	319

	PRINCIPAL AMOUNT (000S)
Peru Government International Bond
9.125% due 01/15/2008	$2,545	2,621

Total Sovereign Issues (Cost $7,143)		7,662

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.3%
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	6,000	$8,548

Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	894,600	7,536

JSG Holding PLC
6.734% due 11/29/2014	EUR	163	220
6.757% due 11/29/2014		108	147
6.835% due 11/29/2014		396	535
6.862% due 11/29/2014		122	165
6.896% due 11/29/2014		211	285

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	800	776

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	200,000	1,701

Total Foreign Currency-Denominated Issues (Cost $16,806)			19,913

		SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.600% due 12/31/2049		912	9,624

Total Preferred Stocks (Cost $9,440)			9,624

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.9%

CERTIFICATES OF DEPOSIT 6.0%
BNP Paribas
5.262% due 07/03/2008		$13,600	13,595
5.262% due 05/28/2008		2,600	2,601

Calyon Financial, Inc.
5.340% due 01/16/2009		4,800	4,800

Fortis Bank NY
5.265% due 04/28/2008		6,400	6,408
5.265% due 06/30/2008		2,600	2,601

Nordea Bank Finland PLC
5.308% due 05/28/2008		2,500	2,501

Royal Bank of Canada
5.267% due 06/30/2008		6,700	6,707

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		9,300	9,300
5.265% due 03/26/2008		6,600	6,599

Skandinav Enskilda BK
5.350% due 02/13/2009		4,490	4,493

Societe Generale NY
5.270% due 03/26/2008		6,600	6,600
5.271% due 06/30/2008		12,600	12,605

Unicredito Italiano NY
5.358% due 05/06/2008		16,200	16,203

			95,013

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 13.3%
Bank of America Corp.
5.230% due 07/24/2007	$35,200	$34,806

Barclays U.S. Funding Corp.
5.225% due 06/29/2007	59,000	58,222

BNP Paribas Finance, Inc.
5.185% due 07/06/2007	30,900	30,462

Calyon N.A. LLC
5.230% due 07/09/2007	34,500	34,134

Cox Communications, Inc.
5.570% due 09/17/2007	2,600	2,600

UBS Finance Delaware LLC
5.145% due 08/01/2007	15,700	15,420
5.220% due 08/01/2007	32,400	32,042

Viacom, Inc.
5.594% due 05/29/2007	2,600	2,600

		210,286

REPURCHASE AGREEMENTS 4.3%
Lehman Brothers, Inc.
5.150% due 04/02/2007	68,000	68,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $69,216. Repurchase proceeds are $68,029.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	5,132	5,132

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $5,235. Repurchase proceeds are $5,134.)

U.S. TREASURY BILLS 1.0%
4.961% due 05/31/2007 - 06/14/2007 (a)(c)(e)	15,535	15,369

Total Short-Term Instruments (Cost $393,847)		393,800

PURCHASED OPTIONS (g) 0.2%
(Cost $3,923)		3,875

Total Investments (d) 99.3% (Cost $1,575,304)		$1,570,451

Written Options (h) (0.2%) (Premiums $3,786)		(3,844)

Other Assets and Liabilities (Net) 0.9%		14,683

Net Assets 100.0%		$1,581,290

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,978 have been pledged as collateral for swap and swaption contracts on March 31, 2007.

See Accompanying Notes	Annual Report	March 31, 2007	113

Schedule of Investments  Moderate Duration Fund  (Cont.)

(d)	As of March 31, 2007, portfolio securities with an aggregate value of $14,554 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $12,897 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	555	$(172)
90-Day Euribor December Futures	Long	12/2008	219	(45)
90-Day Euribor June Futures	Long	06/2008	785	(218)
90-Day Euribor March Futures	Long	03/2008	248	(98)
90-Day Euribor September Futures	Long	09/2008	219	(57)
90-Day Eurodollar December Futures	Long	12/2007	5,617	1,182
90-Day Eurodollar December Futures	Long	12/2008	823	688
90-Day Eurodollar June Futures	Long	06/2008	1,838	448
90-Day Eurodollar March Futures	Long	03/2008	4,800	589
90-Day Eurodollar September Futures	Long	09/2007	1,042	(213)
90-Day Eurodollar September Futures	Long	09/2008	484	475
90-Day Euroyen December Futures	Long	12/2007	376	77
90-Day Euroyen September Futures	Long	09/2007	254	55
Euro-Bund 10-Year Note June Futures	Long	06/2007	25	(28)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	58	6
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	51	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	102	14
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	211	13
U.S. Treasury 2-Year Note June Futures	Short	06/2007	189	20
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	1,201	2,051
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	126	(121)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	109	20
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	42	2
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	138	(177)

				$4,513

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	$9,000	$41
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	4,000	18
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	5,500	61
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	900	(1)
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	1,000	132
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	2,300	25
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	700	3
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	1,800	(2)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	1,100	0
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	3,000	13
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	400	1
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%		11/20/2011	5,700	47

							$338

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	4,600	$(19)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	2,900	31
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		3,200	27
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	5,100	101
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		4,500	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		3,500	4
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		900	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		700	0

114	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		$1,400	$33
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	11,400	12
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		6,300	(19)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,300	(5)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		6,800	5
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		8,200	(176)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		4,100	(176)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		5,800	(21)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	590,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,590,000	29
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		960,000	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		330,000	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		40,000	2
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		330,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		590,000	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		7,910,000	41
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$49,300	(21)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(8)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		15,300	113
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,800	25
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		8,900	(7)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		16,400	(254)

							$(267)

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$ 90.250	09/17/2007	660	$6	$0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	824	8	0

				$14	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	15,000	$69	$2
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	6,800	31	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		4,500	26	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$97,000	359	269
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		18,000	79	64
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		69,000	383	371
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		87,000	383	556
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		51,000	211	83
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		80,000	208	44
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		81,000	431	567
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		72,000	163	85
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		110,000	140	177
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		131,000	650	941
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		99,900	604	537

								$3,737	$3,696

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$44	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	45	47
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	39	42

				$172	$179

(h)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	134	$55	$107
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	134	39	4

				$94	$111

See Accompanying Notes	Annual Report	March 31, 2007	115

Schedule of Investments Moderate Duration Fund (Cont.)	March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	6,000	$72	$14
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,900	31	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,300	26	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$42,000	344	298
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		30,000	366	329
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		38,000	387	633
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		17,700	191	106
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		21,900	229	156
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		35,000	433	646
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		21,000	140	131
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		12,000	139	71
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		6,000	68	49
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		57,000	684	820
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		43,700	582	480

								$3,692	$3,733

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$17,000	$16,835	$16,825
U.S. Treasury Notes	4.625%	02/15/2017	5,200	5,253	5,227

				$22,088	$22,052

(2) Market value includes $36 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,612	04/2007	$24	$0	$24
Buy	BRL	17,322	05/2007	459	0	459
Sell		17,322	05/2007	2	0	2
Buy		7,894	06/2007	249	0	249
Buy		4,341	10/2007	0	(11)	(11)
Buy		17,322	03/2008	0	(17)	(17)
Buy	CAD	399	04/2007	5	0	5
Buy	CLP	324,000	05/2007	0	(15)	(15)
Buy		125,507	06/2007	0	(6)	(6)
Buy	CNY	2,113	09/2007	6	0	6
Buy		24,621	11/2007	39	0	39
Sell		3,523	11/2007	1	0	1
Buy		16,396	01/2008	0	0	0
Buy	EUR	1,507	04/2007	1	0	1
Sell		15,823	04/2007	0	(10)	(10)
Sell	GBP	1,936	04/2007	0	(22)	(22)
Buy	INR	5,393	05/2007	2	0	2
Buy		26,630	06/2007	8	0	8
Sell	JPY	1,615,272	05/2007	5	(324)	(319)
Buy	KRW	176,926	04/2007	0	(1)	(1)
Sell		482,941	04/2007	1	0	1
Buy		2,505,652	05/2007	0	(10)	(10)
Sell		5,156	05/2007	0	0	0
Buy		709,700	06/2007	3	0	3
Buy		694,393	09/2007	2	0	2
Sell		694,393	09/2007	0	(1)	(1)
Buy	MXN	19,903	04/2007	4	(14)	(10)
Sell		19,903	04/2007	4	0	4
Buy		19,903	03/2008	0	(4)	(4)
Buy	NZD	783	04/2007	9	0	9
Buy	PLN	2,636	04/2007	28	0	28
Sell		2,636	04/2007	0	(3)	(3)
Buy		2,636	09/2007	3	0	3
Buy	RUB	1,955	09/2007	1	0	1
Buy		48,596	11/2007	24	0	24
Buy		149,588	12/2007	52	0	52
Buy	SGD	1,805	04/2007	11	0	11
Sell		754	04/2007	0	(2)	(2)
Buy		2,737	07/2007	15	0	15
Buy		688	09/2007	5	0	5
Buy	TWD	29,677	05/2007	0	0	0
Sell		17,202	05/2007	0	0	0
Buy	ZAR	548	05/2007	4	0	4
Buy		504	06/2007	0	(1)	(1)

				$967	$(441)	$526

116	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Money Market Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 7.3%

BANKING & FINANCE 7.3%
American Honda Finance Corp.
5.470% due 10/22/2007	$3,300	$3,303

ASIF Global Financing XXVIII
5.400% due 05/03/2007	2,700	2,700

Bear Stearns Cos., Inc.
5.420% due 01/15/2008	3,200	3,203

CIT Group, Inc.
5.580% due 05/18/2007	1,200	1,200
5.600% due 11/23/2007	2,500	2,504

Lehman Brothers Holdings, Inc.
5.385% due 07/19/2007	3,400	3,401

Morgan Stanley
5.485% due 11/09/2007	3,500	3,503

SLM Corp.
5.440% due 01/25/2008	3,500	3,503

Wachovia Bank N.A.
5.310% due 11/30/2007	3,000	3,001

		26,318

Total Corporate Bonds & Notes (Cost $26,318)		26,318

SHORT-TERM INSTRUMENTS 93.0%

CERTIFICATES OF DEPOSIT 7.7%
Barclays Bank PLC
5.281% due 03/17/2008	3,400	3,399

Dexia Delaware LLC
5.278% due 01/25/2008	13,000	12,999

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	3,500	3,499

Skandinav Enskilda BK
5.272% due 08/21/2008	4,700	4,700

Societe Generale NY
5.265% due 09/21/2007	3,200	3,200

		27,797

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 76.8%
ANZ National International Ltd.
5.165% due 09/05/2007	$6,400	$6,257

ASB Finance Ltd.
5.235% due 06/20/2007	14,600	14,432

Barclays U.S. Funding Corp.
5.235% due 06/29/2007	3,000	2,984
5.250% due 06/29/2007	7,000	6,992

Caisse d’Amortissement de la Dette Sociale
5.220% due 06/07/2007	15,000	14,863

Danske Corp.
5.210% due 06/11/2007	15,000	14,848

E.I. Du Pont De Nemours & Co.
5.380% due 04/02/2007	5,200	5,200

Fannie Mae
5.100% due 07/18/2007	22,000	21,666

Freddie Mac
5.050% due 05/29/2007	9,900	9,821
5.050% due 08/20/2007	6,000	5,882

General Electric Capital Corp.
5.200% due 10/26/2007	8,000	7,862

ING U.S. Funding LLC
5.230% due 06/22/2007	16,000	15,993

IXIS Commercial Paper Corp.
5.215% due 06/13/2007	15,000	14,843

KFW International Finance, Inc.
5.380% due 05/29/2007	17,300	17,300

Nordea N.A., Inc.
5.170% due 07/11/2007	14,300	14,095

Oesterreichische
5.205% due 04/27/2007	3,000	2,990
5.220% due 04/27/2007	1,000	997
5.225% due 04/27/2007	10,500	10,462

Rabobank USA Financial Corp.
5.400% due 06/06/2007	17,300	17,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Statens Bostadsfin Bank
5.190% due 08/16/2007	$14,200	$13,922

Svenska Handelsbanken, Inc.
5.205% due 08/20/2007	5,000	4,906

Swedbank AB
5.230% due 06/05/2007	14,200	14,105

Toyota Motor Credit Corp.
5.230% due 08/07/2007	14,100	14,084

UBS Finance Delaware LLC
5.160% due 08/01/2007	14,000	13,857

Unicredit Delaware, Inc.
5.170% due 05/24/2007	3,100	3,077

Westpac Trust Securities NZ Ltd.
5.235% due 06/06/2007	8,000	7,976

		276,714

REPURCHASE AGREEMENTS 8.5%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	30,100	30,100

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $30,810. Repurchase proceeds are $30,113.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	597	597

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $609. Repurchase proceeds are $597.)

		30,697

Total Short-Term Instruments (Cost $335,208)		335,208

Total Investments 100.3% (Cost $361,526)		$361,526

Other Assets and Liabilities (Net) (0.3%)		(925)

Net Assets 100.0%		$360,601

See Accompanying Notes	Annual Report	March 31, 2007	117

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Ford Motor Co.
8.360% due 11/29/2013	$5,000	$5,023

Georgia-Pacific Corp.
7.340% due 12/20/2012	12,667	12,747
7.364% due 12/20/2012	1,193	1,201

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	9,000
13.371% due 08/01/2008	3,000	3,045

Total Bank Loan Obligations (Cost $30,820)		31,016

CORPORATE BONDS & NOTES 4.8%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,030

C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	7,039

C10 Capital SPV Ltd.
6.722% due 12/01/2049	6,000	5,928

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,197

Calabash Re II Ltd.
13.755% due 01/08/2010	5,700	5,851
14.955% due 01/08/2010	2,500	2,613
16.255% due 01/08/2010	2,500	2,609

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,943

Citigroup, Inc.
5.400% due 01/30/2009	16,200	16,209
5.410% due 05/02/2008	14,100	14,118

Citizens Communications Co.
7.625% due 08/15/2008	5,000	5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,155

CMS Energy Corp.
7.500% due 01/15/2009	13,650	14,077
9.875% due 10/15/2007	4,185	4,295

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,576
7.875% due 12/15/2007	8,200	8,313

Danske Bank A/S
5.914% due 12/29/2049	7,000	7,147

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,149
6.375% due 10/01/2011	2,000	2,018

Embarq Corp.
7.082% due 06/01/2016	4,600	4,698

Export-Import Bank of Korea
5.580% due 10/04/2011	18,200	18,221

Ford Motor Credit Co.
6.180% due 09/28/2007	10,000	10,001

Foundation Re II Ltd.
9.460% due 11/24/2008	3,000	2,887
12.110% due 11/26/2010	10,300	10,486

General Electric Capital Corp.
5.380% due 12/12/2008	12,700	12,712
5.460% due 07/28/2008	3,500	3,506

General Electric Co.
5.380% due 12/09/2008	6,000	6,007

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	870

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,354

Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)	5,000	3

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mandalay Resort Group
9.500% due 08/01/2008	$2,700	$2,832
10.250% due 08/01/2007	11,500	11,701

Midwest Generation LLC
8.300% due 07/02/2009	12,402	12,744

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	700	766

Mystic Re Ltd.
11.660% due 12/05/2008	6,900	6,970
14.360% due 12/05/2008	3,300	3,325

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,868

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,709

Parametric Re Ltd.
7.450% due 11/19/2007	11,500	11,713
9.690% due 05/19/2008	1,500	1,512

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,354
8.625% due 02/01/2022	6,900	8,608
9.500% due 09/15/2027	14,850	20,166

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,906

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	9,000	9,040

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,063

Rabobank Nederland
5.380% due 01/15/2009	11,300	11,310

Redwood Capital IX Ltd.
7.764% due 01/09/2008	2,300	2,306
13.114% due 01/09/2008	2,200	2,222

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	1,600	1,616

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,705

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,019

Service Corp. International
7.700% due 04/15/2009	6,533	6,827

Shackleton Re Ltd.
13.360% due 02/07/2008	5,500	5,590

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,701

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,883

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,013

Ventas Realty LP
8.750% due 05/01/2009	1,000	1,065

Vita Capital II Ltd.
6.760% due 01/01/2010	5,000	5,028

Vita Capital III Ltd.
6.486% due 01/01/2012	7,900	7,911

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,100	20,135

Wachovia Bank N.A.
5.418% due 12/02/2010	30,500	30,519

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	14,500

Total Corporate Bonds & Notes (Cost $570,573)		573,814

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	$3,385	$3,415

Chicago, Illinois General Obligation Revenue
Notes, (FSA Insured), Series 2006
6.406% due 01/01/2014	2,500	2,706

Connecticut State Health & Educational Facilities
Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,311

District of Columbia Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,640	9,207

Golden State, California Tobacco Securitization
Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,475	2,483
6.250% due 06/01/2033	19,000	21,003

Kansas City, Kansas Turnpike Authority Revenue
Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,145

New York City, New York Municipal Water Finance
Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	1,570	1,686

Rhode Island State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	799
6.125% due 06/01/2032	740	791

Washington State Tobacco Settlement Authority
Revenue Bonds, Series 2002
6.500% due 06/01/2026	415	455

Total Municipal Bonds & Notes (Cost $45,819)		51,001

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
4.293% due 08/01/2035	471	472
4.599% due 07/01/2035	650	657
4.656% due 04/01/2035	1,259	1,260
4.671% due 05/01/2035	1,786	1,776
4.842% due 06/01/2033	387	393
5.000% due 06/25/2027 -03/01/2036	25,398	24,814
5.450% due 03/25/2036	5,007	5,020
5.500% due 02/01/2033 -04/01/2037	520,375	515,041
6.000% due 04/01/2037	248,000	249,860
6.133% due 09/01/2044 -10/01/2044	8,585	8,706
7.199% due 10/01/2031	666	675

Federal Housing Administration
7.430% due 12/01/2020	72	72

Freddie Mac
5.000% due 01/15/2024	6,241	6,220
5.300% due 01/09/2012	30,000	30,037
5.600% due 09/25/2031	2,204	2,205
5.670% due 12/15/2030	7,411	7,440
6.133% due 10/25/2044	13,485	13,603
6.500% due 01/25/2028	76	78
7.000% due 10/15/2030	345	346

Ginnie Mae
6.500% due 05/15/2028 -04/15/2031	1,283	1,322

Total U.S. Government Agencies (Cost $870,559)		869,997

118	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 116.2%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	$1,246,338	$1,205,492
1.625% due 01/15/2015	336,678	323,316
1.875% due 07/15/2013	830,873	820,293
1.875% due 07/15/2015	762,588	745,698
2.000% due 01/15/2014	1,235,390	1,223,712
2.000% due 07/15/2014	449,037	444,828
2.000% due 01/15/2016	4,997	4,922
2.000% due 01/15/2026	557,394	529,916
2.375% due 04/15/2011	20,790	21,067
2.375% due 01/15/2017	25,796	26,186
2.375% due 01/15/2025	1,162,485	1,170,387
2.375% due 01/15/2027	189,462	191,082
2.500% due 07/15/2016	370,550	380,350
3.000% due 07/15/2012	1,536,601	1,611,151
3.375% due 01/15/2012	65,486	69,495
3.375% due 04/15/2032	26,343	32,128
3.500% due 01/15/2011	753,599	795,901
3.625% due 01/15/2008	409,322	415,701
3.625% due 04/15/2028	935,802	1,139,376
3.875% due 01/15/2009	463,442	480,513
3.875% due 04/15/2029	664,447	843,641
4.250% due 01/15/2010	646,333	687,511

U.S. Treasury Bonds
5.375% due 02/15/2031	22,200	23,674
6.250% due 08/15/2023	600	689
6.625% due 02/15/2027	23,700	28,755
7.625% due 02/15/2025	100	132
8.875% due 08/15/2017	12,100	16,184

U.S. Treasury Notes
3.875% due 09/15/2010	109,090	106,870
3.875% due 02/15/2013	13,200	12,754
4.000% due 11/15/2012	6,000	5,844
4.250% due 11/15/2013	4,400	4,319
4.500% due 02/28/2011	50,700	50,646
4.750% due 05/15/2014	93,700	94,575
4.875% due 04/30/2011	350,000	354,320

Total U.S. Treasury Obligations (Cost $13,812,180)		13,861,428

MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Funding Corp.
4.620% due 02/20/2036	46,711	46,318

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	4,306	4,330
4.776% due 01/25/2034	2,497	2,489
6.301% due 11/25/2030	525	525

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,987	2,977

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	13,859	13,833

GSR Mortgage Loan Trust
4.539% due 09/25/2035	36,335	35,980

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	2,516	2,522
5.660% due 06/20/2035	1,639	1,645

Mellon Residential Funding Corp.
5.760% due 12/15/2030	755	758
5.810% due 10/20/2029	462	465

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,202	3,204

Washington Mutual, Inc.
4.229% due 03/25/2034	859	851
5.580% due 11/25/2045	9,794	9,830
5.642% due 02/27/2034	3,730	3,769

Total Mortgage-Backed Securities (Cost $129,315)		129,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	$1,442	$1,443

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 01/25/2036	2,408	2,409
5.770% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	352	352

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	162	163

First NLC Trust
5.440% due 02/25/2036	3,619	3,621

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	417	418

GSAMP Trust
5.440% due 12/25/2035	3,593	3,592

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,818	1,819

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	2,467	2,469

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	6,362	6,367

Lehman XS Trust
5.400% due 07/25/2046	12,910	12,917
5.410% due 05/25/2046	2,979	2,980

Long Beach Mortgage Loan Trust
5.380% due 04/25/2036	6,599	6,604
5.410% due 01/25/2036	3,854	3,857

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036	1,452	1,453

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	14,062	14,071
5.380% due 04/25/2037	1,205	1,206
5.400% due 01/25/2037	2,709	2,711

Morgan Stanley ABS Capital I
5.390% due 03/25/2036	6,377	6,379

New Century Home Equity Loan Trust
5.390% due 08/25/2036	11,306	11,310

Residential Asset Securities Corp.
5.390% due 04/25/2036	1,402	1,404
5.390% due 07/25/2036	14,480	14,484
5.400% due 01/25/2036	3,925	3,928
5.410% due 01/25/2036	1,735	1,736
5.420% due 10/25/2035	132	132
5.420% due 11/25/2035	1,180	1,181

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	400	400

SACO I, Inc.
5.380% due 05/25/2036	5,586	5,589

SLC Student Loan Trust
5.325% due 12/15/2010	170	170

SLM Student Loan Trust
5.370% due 01/26/2015	1,384	1,385

Soundview Home Equity Loan Trust
5.380% due 12/25/2036	1,465	1,466
5.390% due 02/25/2036	209	209
5.390% due 03/25/2036	265	265
5.420% due 12/25/2035	1,410	1,411

Specialty Underwriting & Residential Finance
5.400% due 12/25/2036	5,756	5,760

Total Asset-Backed Securities (Cost $125,793)		125,862

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	20,518	$22,838
4.250% due 12/01/2021		2,636	3,014

France Government Bond
1.600% due 07/25/2011 (c)	EUR	6,333	8,326
1.600% due 07/25/2015 (c)		3,133	4,101
3.150% due 07/25/2032 (c)		6,695	10,966

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,903
5.500% due 09/15/2066	GBP	12,450	24,007

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	2,155	2,919
4.250% due 08/01/2014		1,700	2,290

New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	9,706

Pylon Ltd.
5.396% due 12/18/2008 (k)	EUR	21,850	29,474
7.796% due 12/18/2008		40,700	55,549

Sweden Government Bond
3.500% due 12/01/2028	SEK	9,600	2,039
4.000% due 12/01/2008		37,000	6,450

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	200	542
2.500% due 05/20/2009		12,200	61,203

Total Foreign Currency-Denominated Issues (Cost $229,642)			249,327

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,867

Total Preferred Stocks (Cost $2,903)			2,867

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$119,600	119,646

Societe Generale NY
5.269% due 06/30/2008		162,900	162,956

			282,602

COMMERCIAL PAPER 0.4%
Cox Communications, Inc.
5.570% due 09/17/2007		18,200	18,200

Viacom, Inc.
5.594% due 05/29/2007		26,500	26,500

			44,700

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007		70,000	70,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $71,315. Repurchase proceeds are $70,030.)

See Accompanying Notes	Annual Report	March 31, 2007	119

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,136	$5,136

(Dated 03/30/2007. Collateralized by Federal Farm Credit Bank 5.400% due 04/01/2016 valued at $1,382; Federal Home Loan Bank 5.250% due 04/15/2016 valued at $339; and Fannie Mae 6.070% due 05/12/2016 valued at $3,522. Repurchase proceeds are $5,138.)

U.S. TREASURY BILLS 0.4%
4.941% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	53,630	53,065

Total Short-Term Instruments (Cost $455,340)		455,503

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (i) 0.1%
(Cost $3,000)	4,336

Total Investments (f) 137.1% (Cost $16,275,944)	$16,354,647

Written Options (j) (0.0%) (Premiums $5,303)	(7,289)

Other Assets and Liabilities (Net) (37.1%)	(4,422,223)

Net Assets 100.0%	$11,925,135

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,928 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $150,018 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,955 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	354	$43
90-Day Eurodollar December Futures	Short	12/2008	365	(146)
90-Day Eurodollar June Futures	Long	06/2007	1,023	(971)
90-Day Eurodollar June Futures	Short	06/2008	3,249	(161)
90-Day Eurodollar June Futures	Long	06/2009	609	586
90-Day Eurodollar March Futures	Short	03/2008	3,734	436
90-Day Eurodollar March Futures	Long	03/2009	609	586
90-Day Eurodollar September Futures	Long	09/2007	1,188	(144)
90-Day Eurodollar September Futures	Short	09/2008	2,445	(161)
Euro-Bund 10-Year Note June Futures	Short	06/2007	30	49
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	1,688	364
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	906	271
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	1,688	321
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	906	(192)
Japan Government 10-Year Bond June Futures	Long	06/2007	490	(548)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	8,004	3,906
U.S. Treasury 10-Year Note June Futures	Long	06/2007	5,200	1,318
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	8,305	12,162
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,954	(1,454)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(812)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(3,342)

				$12,111

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	$20,000	$166
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	4,000	107
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	42
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	17

120	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	$17,900	$27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	109
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	138
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	75
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	2
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	19,000	27
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	19,000	120
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	8,300	67
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	65
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	8,000	59
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%		06/20/2007	2,000	16
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	3,600	30
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	14,000	19
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	18,000	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	2,000	23
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	2,000	21
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%		06/20/2007	1,500	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	7,000	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	2,700	24
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,300	24
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	4,000	103
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	3,600	31
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	2,000	22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	5,000	39
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,900	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	23,800	205
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	9,800	227
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	5,000	334

							$2,318

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2007	121

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	53,500	$(64)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(208)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(45)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(16)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(131)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(123)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(5)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(66)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		97,200	(3,703)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(9)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	965
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	193
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,238
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,149
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	526
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	348
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	1,473
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	90
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	213
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	165
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	453
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	28
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	12
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	230
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	3,764
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	521
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	491
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	(135)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	248
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(138)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(4,588)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,986)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(303)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	914
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(477)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	461
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	799
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	4,798
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(366)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(208)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	29
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	1,035
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	329
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		139,200	338
Barclays Bank PLC	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	295
JPMorgan Chase & Co.	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	70
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$11,500	262
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		46,000	(712)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		118,950	(116)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		41,500	(288)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		235,600	901
BNP Paribas Bank	United States CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	312
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		157,600	994
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		213,600	4,470
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		6,500	67
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,213)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(6,830)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,840)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		126,700	(124)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		301,300	1,760
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		98,800	2,250
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,200	118
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		60,000	(1,516)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		45,400	1,546
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		34,000	(237)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	10,129
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		151,200	(142)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(2,787)

							$10,615

122	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

(i)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$3,732
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	747

							$3,000	$4,479

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	0.000%	04/19/2007	$141,400	$0	$(85)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	159,900	0	(187)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000%	09/26/2007	59,800	0	129

					$0	$(143)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	1,916	$718	$1,527
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	1,389	625	239
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	1,916	665	60
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	1,389	278	412

				$2,286	$2,238

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$254,000	$2,583	$4,230
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	434	821

							$3,017	$5,051

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	12/11/2003 -11/14/2006	$26,616	$29,474	0.25%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Republic of Germany	5.625%	01/04/2028	EUR	8,400	$13,410	$13,501
U.S. Treasury Notes	3.125%	09/15/2008		$177,200	173,420	173,610
U.S. Treasury Notes	3.250%	08/15/2007		127,800	126,989	127,594
U.S. Treasury Notes	3.375%	02/15/2008		147,500	145,702	146,338
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,629	20,866
U.S. Treasury Notes	4.500%	02/15/2016		108,600	107,925	108,435
U.S. Treasury Notes	4.750%	05/15/2014		310,200	314,785	319,079
U.S. Treasury Notes	4.875%	08/15/2016		55,000	56,427	56,312

					$959,287	$965,735

(3) Market value includes $9,566 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	123

Schedule of Investments Real Return Fund (Cont.)	March 31, 2007

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	200	04/2007	$2	$0	$2
Buy	CAD	6,896	04/2007	30	0	30
Sell		42,475	04/2007	0	(496)	(496)
Buy	CHF	37,760	06/2007	12	0	12
Buy	CNY	427,717	09/2007	1,170	0	1,170
Buy		640,353	01/2008	1,008	0	1,008
Buy		942,305	03/2008	516	0	516
Sell	EUR	3,029	04/2007	0	(2)	(2)
Sell	GBP	70,687	04/2007	0	(843)	(843)
Buy	JPY	1,807,916	05/2007	414	0	414
Sell		2,941,161	05/2007	92	0	92
Sell	NZD	9,977	04/2007	0	(427)	(427)
Buy	PLN	4,834	04/2007	55	0	55
Sell		4,834	04/2007	0	(5)	(5)
Buy		4,834	09/2007	5	0	5
Buy	RUB	40,606	12/2007	12	0	12
Buy	SEK	25,497	06/2007	52	0	52
Sell		86,597	06/2007	0	(85)	(85)

				$3,368	$(1,858)	$1,510

124	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
7.614% due 11/14/2013	$2,500	$2,524

Total Bank Loan Obligations (Cost $2,500)		2,524

CORPORATE BONDS & NOTES 21.6%

BANKING & FINANCE 13.2%
American Express Bank FSB
5.290% due 08/10/2007	4,000	4,000

American Express Credit Corp.
5.380% due 03/02/2009	900	901

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,101

American International Group, Inc.
5.350% due 06/23/2008	6,300	6,300
5.400% due 01/29/2010	26,800	26,831

Bank of America N.A.
5.350% due 12/18/2008	2,600	2,599
5.360% due 07/25/2008	400	400

Bank of Ireland
5.360% due 12/19/2008	12,800	12,810
5.400% due 12/18/2009	5,200	5,205

Bank of Scotland
5.860% due 11/22/2012	2,000	2,006

Bear Stearns Cos., Inc.
5.450% due 02/23/2010	17,200	17,208

Calabash Re II Ltd.
16.255% due 01/08/2010	2,300	2,401

CIT Group, Inc.
5.510% due 01/30/2009	17,100	17,129
5.600% due 11/23/2007	75	75

Citigroup, Inc.
5.388% due 12/26/2008	9,700	9,708
5.400% due 01/30/2009	31,900	31,917
5.410% due 05/02/2008	5,300	5,307

Ford Motor Credit Co.
6.180% due 09/28/2007	2,000	2,000
7.250% due 10/25/2011	3,300	3,210

General Electric Capital Corp.
5.420% due 05/10/2010	16,500	16,512
5.420% due 10/06/2010	13,800	13,802
5.430% due 08/15/2011	1,300	1,300

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	900	900
5.440% due 12/22/2008	5,200	5,208
5.440% due 06/23/2009	41,910	41,930
5.650% due 06/28/2010	5,260	5,291
5.690% due 07/23/2009	1,000	1,006

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.400% due 05/10/2007	8,380	8,381
5.420% due 10/21/2009	5,000	5,002
5.435% due 03/12/2010	3,200	3,202
5.485% due 09/15/2008	10,280	10,303
5.488% due 12/05/2008	1,600	1,604
5.640% due 11/16/2009	4,000	4,023

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,016

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	700	700
5.385% due 07/19/2007	8,100	8,104
5.560% due 12/23/2010	9,700	9,725

MBNA Corp.
5.790% due 05/05/2008	6,320	6,352

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MBNA Europe Funding PLC
5.430% due 09/07/2007	$22,900	$22,913

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,670

Morgan Stanley
5.470% due 02/09/2009	12,100	12,116

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.380% due 09/11/2009	8,900	8,911

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,706
5.380% due 01/15/2009	14,800	14,812

Redwood Capital IX Ltd.
11.614% due 01/09/2008	2,000	2,020

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,105

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	6,000	6,011
5.420% due 02/06/2009	19,200	19,235

SLM Corp.
5.440% due 01/25/2008	2,000	2,002

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,121
8.750% due 05/01/2009	2,000	2,130

Vita Capital III Ltd.
6.466% due 01/01/2011	2,200	2,203

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	17,200	17,230

Wachovia Bank N.A.
5.320% due 10/03/2008 (b)	10,400	10,397
5.360% due 02/23/2009	25,000	24,990
5.390% due 03/23/2009	3,300	3,301

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,025

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002

		492,670

INDUSTRIALS 4.8%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,169

Comcast Corp.
5.660% due 07/14/2009	2,100	2,104

ConocoPhillips
5.360% due 04/11/2007	3,800	3,800

CSC Holdings, Inc.
7.250% due 07/15/2008	300	306

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	3,800	3,809
5.820% due 09/10/2007	24,800	24,841

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,571

EchoStar DBS Corp.
5.750% due 10/01/2008	3,500	3,513
6.375% due 10/01/2011	5,800	5,851

El Paso Corp.
6.500% due 06/01/2008	3,000	3,038
7.625% due 08/16/2007	10,000	10,115

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,244

Equistar Chemicals LP
10.125% due 09/01/2008	1,000	1,058

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	$1,525	$1,609

General Mills, Inc.
5.490% due 01/22/2010	8,000	8,011

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,427

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,739

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,483

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,989

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,524
10.250% due 08/01/2007	400	407

MGM Mirage
9.750% due 06/01/2007	3,300	3,333

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,552
6.750% due 02/01/2008	1,000	1,010

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,057
8.875% due 02/15/2009	4,300	4,407

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,255

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,966

Service Corp. International
6.500% due 03/15/2008	8,975	9,065
7.700% due 04/15/2009	1,400	1,463

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,756
6.700% due 10/01/2007	4,136	4,180

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	901

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,281

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.548% due 09/05/2008	4,500	4,507

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,956

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	6,500	6,498

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,131

Xerox Corp.
6.100% due 12/18/2009	2,000	2,023
9.750% due 01/15/2009	6,415	6,912

		178,515

UTILITIES 3.6%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,917
5.570% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.460% due 08/15/2008	1,400	1,401

CMS Energy Corp.
7.500% due 01/15/2009	10,475	10,802
8.900% due 07/15/2008	3,300	3,440
9.875% due 10/15/2007	4,100	4,208

See Accompanying Notes	Annual Report	March 31, 2007	125

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$14,000	$14,007

Edison Mission Energy
7.730% due 06/15/2009	400	416

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,525
6.090% due 12/08/2008	9,600	9,628

Florida Power Corp.
5.760% due 11/14/2008	17,400	17,406

Midwest Generation LLC
8.300% due 07/02/2009	9,102	9,354

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,379

PSEG Energy Holdings LLC
8.625% due 02/15/2008	817	837

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	4,800	4,807

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,434

Qwest Corp.
5.625% due 11/15/2008	5,000	5,025

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	405

TXU Electric Delivery Co.
5.725% due 09/16/2008	2,300	2,301

TXU Energy Co. LLC
5.850% due 09/16/2008	3,900	3,901

		133,200

Total Corporate Bonds & Notes (Cost $803,252)		804,385

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
3.500% due 04/25/2011	814	810
3.625% due 07/01/2034	82	82
3.747% due 06/01/2034	59	60
4.618% due 09/01/2035	1,246	1,244
4.800% due 11/01/2035	1,919	1,910
5.000% due 01/25/2017 - 04/01/2037	4,446	4,309
5.044% due 01/01/2036	618	622
5.380% due 12/25/2036	1,335	1,334
5.450% due 03/25/2036	890	892
5.470% due 08/25/2034	1,842	1,844
5.474% due 01/01/2032	1,489	1,502
5.500% due 02/01/2014	1,582	1,593
5.608% due 11/01/2025	27	27
5.620% due 03/25/2036	4,735	4,735
5.623% due 05/01/2036	18,064	18,267
5.627% due 05/01/2036	331	334
5.640% due 02/01/2018	33	33
5.646% due 05/01/2021 - 04/01/2029	327	330
5.670% due 09/25/2042 - 03/25/2044	3,137	3,144
5.770% due 10/25/2030	8	9
5.884% due 12/01/2036	225	227
5.898% due 12/01/2036	234	237
5.920% due 10/25/2017	402	408
6.000% due 02/25/2008 - 05/01/2037	350,636	353,317
6.095% due 07/01/2029	328	330
6.133% due 06/01/2043 - 10/01/2044	24,863	25,193
6.500% due 11/01/2008 - 10/25/2042	1,301	1,329
6.500% due 10/25/2023 (a)	52	4
7.000% due 03/01/2013	58	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.095% due 08/01/2026	$19	$19
7.140% due 08/01/2029	2,364	2,394
7.219% due 12/01/2040	781	793
7.500% due 10/01/2023	38	38
8.929% due 06/25/2032	920	962

Federal Home Loan Bank
2.620% due 04/23/2007	2,390	2,386
3.500% due 05/13/2008 - 12/12/2008	3,135	3,071
4.000% due 07/30/2008 - 04/20/2009	51,400	50,604
4.020% due 06/30/2009	2,000	1,966
4.150% due 01/12/2009	1,950	1,924
4.250% due 09/26/2008	2,600	2,577
4.330% due 03/16/2010	2,500	2,465
4.400% due 02/08/2010	22,340	22,024
4.500% due 06/22/2010	12,400	12,295
5.500% due 03/02/2009	11,300	11,300

Federal Housing Administration
7.350% due 04/01/2019	176	178
7.430% due 09/01/2022	86	87
7.435% due 02/01/2019	207	209

Freddie Mac
3.000% due 12/15/2021	1,100	1,086
4.000% due 11/15/2022	6,461	6,391
4.250% due 04/05/2007	58,000	57,995
4.500% due 08/15/2027	6,848	6,826
5.000% due 01/15/2018	532	530
5.500% due 05/01/2013 - 08/01/2014	6,957	7,002
5.720% due 06/15/2031	520	522
6.133% due 10/25/2044 - 02/25/2045	14,786	14,905
6.333% due 07/25/2044	18,753	18,965
6.412% due 10/15/2007	6	6
6.500% due 08/15/2008 - 07/25/2043	2,101	2,106

Ginnie Mae
5.000% due 02/20/2032	1,264	1,274
5.250% due 03/20/2029 - 03/20/2030	1,373	1,385
5.375% due 05/20/2021 - 05/20/2030	6,926	7,005
5.500% due 08/20/2029 - 09/20/2029	3,831	3,870
5.625% due 02/20/2019	30	30
5.750% due 07/20/2022 - 09/20/2027	810	819
5.820% due 02/16/2030	78	79
5.970% due 02/16/2030	230	233
6.000% due 01/15/2032 - 03/20/2032	6,218	6,251
6.125% due 10/20/2017 - 10/20/2027	1,280	1,296
6.270% due 03/20/2031	267	270
7.500% due 02/20/2030	203	210
8.000% due 12/15/2030 - 03/15/2032	227	240
8.500% due 06/20/2027	193	207

Small Business Administration
7.540% due 08/10/2009	165	171

Total U.S. Government Agencies (Cost $678,574)		679,152

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
3.875% due 09/15/2010	12,735	12,476
5.125% due 06/30/2011	2,900	2,965

Total U.S. Treasury Obligations (Cost $15,366)		15,441

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,097	$3,050

Arkle Master Issuer PLC
5.300% due 11/19/2007	5,300	5,302

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	3,875	3,875

Banc of America Funding Corp.
4.620% due 02/20/2036	10,372	10,284
5.380% due 01/25/2037	665	666

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,359	1,374
7.325% due 07/20/2032	355	360

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	31,586	31,297
6.301% due 11/25/2030	525	525

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	3,185	3,187
5.830% due 11/25/2036	6,230	6,290

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	800	808

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	9,212	9,216

Countrywide Alternative Loan Trust
5.500% due 02/20/2047	10,901	10,885
5.500% due 05/25/2047	8,200	8,189
5.600% due 02/25/2037	6,410	6,415

Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033	269	263
5.550% due 05/25/2035	214	214
5.590% due 05/25/2034	127	127
5.660% due 06/25/2035	15,905	15,874
6.833% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	72	72

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	2,287	2,289
5.400% due 02/25/2037	3,436	3,439

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	10,552	10,589
5.640% due 06/25/2030	1,235	1,228
5.670% due 11/15/2031	639	642

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	11,032	11,040
5.400% due 01/25/2047	8,362	8,365

Greenwich Capital Acceptance, Inc.
7.978% due 06/25/2024	16	16

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,118	11,009

GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	3,621	3,628

Harborview Mortgage Loan Trust
5.450% due 04/19/2038	3,238	3,234
5.540% due 05/19/2035	3,059	3,064
5.560% due 03/19/2037	10,232	10,257

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,847	4,851

Indymac ARM Trust
6.663% due 01/25/2032	5	5
6.798% due 01/25/2032	13	13

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	4,265	4,267

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,751	1,720

126	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	$742	$760

Mellon Residential Funding Corp.
5.760% due 12/15/2030	3,557	3,572
5.810% due 10/20/2029	5,772	5,810

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,469	3,471

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	842	845

Morgan Stanley Capital I
5.380% due 10/15/2020	15,053	15,053

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,817	2,822
6.343% due 09/25/2045	1,033	1,041

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	341	344

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	32,346	128

Sequoia Mortgage Trust
5.670% due 07/20/2033	7,357	7,387
5.700% due 10/20/2027	3,154	3,159

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	6,656	6,651
5.540% due 05/25/2036	13,724	13,747
5.650% due 09/19/2032	156	157
5.670% due 03/19/2034	1,428	1,431

Structured Asset Securities Corp.
5.331% due 10/25/2035	2,224	2,217
6.037% due 02/25/2032	407	406
6.150% due 07/25/2032	744	751

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	7,698	7,706

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	10,890	10,888
5.440% due 04/25/2036	2,100	2,097

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	12,296	12,303
5.681% due 04/15/2034	767	770

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	673	671

Washington Mutual, Inc.
5.111% due 10/25/2032	1,572	1,568
5.400% due 06/25/2046	399	400
5.510% due 04/25/2045	225	226
5.590% due 12/25/2027	9,482	9,487
5.610% due 10/25/2045	556	558
5.640% due 12/25/2027	4,707	4,710
5.663% due 01/25/2047	1,222	1,223
5.743% due 12/25/2046	4,337	4,349
5.896% due 08/25/2046	16,436	16,522
5.957% due 09/25/2036	174	175
5.983% due 02/25/2046	7,251	7,272
6.183% due 11/25/2042	2,104	2,115
6.383% due 06/25/2042	3,380	3,385
6.383% due 08/25/2042	3,008	3,019
6.433% due 12/25/2046	2,667	2,667

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,988	9,799

Total Mortgage-Backed Securities (Cost $369,739)		369,601

ASSET-BACKED SECURITIES 10.4%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,902	1,903
5.480% due 09/25/2035	2,000	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ACE Securities Corp.
5.370% due 12/25/2036	$1,738	$1,739
5.390% due 12/25/2035	1,354	1,355
5.400% due 02/25/2036	439	439
5.450% due 10/25/2036	2,100	2,100

Advanta Mortgage Loan Trust
5.695% due 11/25/2029	85	85

Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	3	3

American Express Credit Account Master Trust
5.320% due 01/18/2011	2,300	2,299

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	65	65

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	14	14
5.670% due 10/25/2031	704	704
5.670% due 08/25/2032	126	126

Argent Securities, Inc.
5.380% due 05/25/2036	238	238
5.390% due 04/25/2036	952	952
5.400% due 03/25/2036	1,275	1,276

Asset-Backed Funding Certificates
5.380% due 11/25/2036	2,375	2,376
5.380% due 01/25/2037	4,797	4,799

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,044	1,045
5.380% due 03/25/2036	73	73
5.430% due 11/25/2035	108	108

Bank One Issuance Trust
5.430% due 12/15/2010	2,000	2,004

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	599	598
5.390% due 12/25/2036	1,857	1,857
5.400% due 12/25/2035	37	37
5.400% due 10/25/2036	626	626
5.410% due 04/25/2036	447	447
5.570% due 06/25/2035	67	67
5.650% due 10/25/2032	1,601	1,604
5.720% due 10/27/2032	103	104
5.770% due 03/25/2043	1,734	1,738

Brazos Student Finance Corp.
6.020% due 06/01/2023	2,097	2,108

Capital One Auto Finance Trust
5.340% due 12/14/2007	2,167	2,169

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	250	250
5.640% due 10/25/2035	4,100	4,110

Centex Home Equity
5.490% due 03/25/2035	99	99
5.720% due 10/25/2030	709	710

Chase Credit Card Master Trust
5.430% due 02/15/2011	3,700	3,710

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	495	495

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	101	101

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,042

Citibank Master Trust
5.540% due 04/16/2013	700	702

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	2,262	2,263
5.370% due 11/25/2036	507	508
5.380% due 01/25/2037	1,925	1,926
5.390% due 01/25/2037	4,949	4,946
5.400% due 12/25/2035	1,486	1,487
5.530% due 02/25/2035	18	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	$12,748	$12,765
5.370% due 07/25/2037	4,125	4,127
5.370% due 03/25/2047	404	405
5.380% due 03/25/2037	422	422
5.380% due 09/25/2046	359	359
5.390% due 06/25/2036	890	890
5.390% due 07/25/2036	218	218
5.390% due 08/25/2036	197	197
5.390% due 09/25/2036	422	423
5.390% due 06/25/2037	1,975	1,976
5.400% due 06/25/2037	3,742	3,744
5.420% due 08/25/2037	11,400	11,382
5.420% due 09/25/2037	5,000	5,001
5.450% due 07/25/2036	921	922
5.480% due 02/25/2036	1,505	1,506
5.490% due 11/25/2035	90	90
5.510% due 06/25/2036	1,100	1,101
5.590% due 06/25/2035	25	25
5.800% due 12/25/2031	105	105
6.060% due 05/25/2032	183	183

Countrywide Home Equity Loan Trust
5.460% due 01/15/2037	281	281

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	440	441
5.410% due 12/25/2037	3,371	3,369
5.580% due 12/25/2035	21	21

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,038	1,039

Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	44	44

EMC Mortgage Loan Trust
5.690% due 05/25/2040	213	213

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	627	629

FBR Securitization Trust
5.440% due 10/25/2035	23	23

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	5,614	5,618
5.360% due 01/25/2038	3,792	3,794
5.370% due 11/25/2036	6,956	6,960
5.370% due 12/25/2036	354	354
5.390% due 01/25/2036	401	401
5.390% due 12/25/2037	1,973	1,974
5.410% due 01/25/2036	2,582	2,584
5.690% due 12/25/2034	857	859

First NLC Trust
5.440% due 02/25/2036	529	529

Fremont Home Loan Trust
5.370% due 10/25/2036	2,570	2,570
5.380% due 04/25/2036	35	35
5.380% due 01/25/2037	2,763	2,762

GSAMP Trust
5.390% due 01/25/2036	2,876	2,878
5.390% due 10/25/2036	1,871	1,872
5.390% due 12/25/2036	3,153	3,154
5.410% due 11/25/2035	782	782
5.420% due 01/25/2047	3,464	3,466
5.430% due 11/25/2035	102	102
5.440% due 12/25/2035	445	444
5.610% due 03/25/2034	94	94
5.960% due 07/25/2032	14	14

Home Equity Asset Trust
5.400% due 05/25/2036	792	793

Home Equity Mortgage Trust
5.410% due 05/25/2036	35	35

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	3,717	3,720

See Accompanying Notes	Annual Report	March 31, 2007	127

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$3,736	$3,735

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	13,860	13,867
5.400% due 12/25/2035	985	986

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	2,394	2,394
5.410% due 03/25/2036	2,710	2,712

Irwin Home Equity
5.860% due 07/25/2032	443	444

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	2,566	2,567
5.370% due 08/25/2036	334	335
5.370% due 10/25/2036	3,339	3,338

Lehman XS Trust
5.390% due 05/25/2046	1,818	1,819
5.400% due 08/25/2046	1,530	1,531
5.400% due 11/25/2046	2,811	2,813
5.410% due 05/25/2046	65	65

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,056	1,057
5.360% due 11/25/2036	1,188	1,189
5.380% due 04/25/2036	74	74
5.390% due 03/25/2036	970	970
5.400% due 02/25/2036	555	555
5.410% due 01/25/2036	927	927
5.520% due 11/25/2034	201	202
5.600% due 10/25/2034	2,537	2,542
6.020% due 03/25/2032	117	119

MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	2,663	2,665
5.370% due 01/25/2037	2,653	2,654
5.380% due 11/25/2036	453	453
5.400% due 01/25/2036	2,069	2,070
5.430% due 11/25/2035	2,704	2,706

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,000	2,006
5.440% due 08/16/2010	1,700	1,703

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	744	745
5.350% due 06/25/2037	886	887
5.390% due 08/25/2036	11,935	11,934
5.390% due 02/25/2037	576	576
5.400% due 01/25/2037	2,043	2,045
5.400% due 09/25/2037	265	265

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,005	1,006
5.360% due 06/25/2036	1,797	1,798
5.360% due 09/25/2036	161	161
5.360% due 10/25/2036	2,104	2,105
5.360% due 01/25/2037	3,500	3,501
5.370% due 10/25/2036	2,620	2,621
5.370% due 11/25/2036	7,214	7,218
5.420% due 09/25/2036	125	125

Morgan Stanley Capital I
5.390% due 02/25/2036	3,058	3,061

Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	2,704	2,706

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	2,402	2,404

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,950	1,952

Nelnet Student Loan Trust
5.146% due 09/25/2012	1,985	1,984
5.320% due 10/27/2014	179	179

New Century Home Equity Loan Trust
5.380% due 05/25/2036	2,419	2,420
5.390% due 08/25/2036	560	560
5.440% due 10/25/2035	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nissan Auto Lease Trust
5.347% due 12/14/2007	$952	$953

Option One Mortgage Loan Trust
5.360% due 02/25/2037	334	334
5.370% due 07/25/2036	1,530	1,531
5.370% due 01/25/2037	5,800	5,803
5.860% due 06/25/2032	85	85
5.860% due 08/25/2032	450	450

Park Place Securities, Inc.
5.480% due 09/25/2035	3	3
5.580% due 09/25/2035	1,278	1,280

Quest Trust
5.880% due 06/25/2034	613	614

Renaissance Home Equity Loan Trust
5.680% due 11/25/2034	159	159
5.760% due 08/25/2033	1,231	1,234
5.820% due 12/25/2033	239	241

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	2,791	2,793
5.400% due 02/25/2036	1,155	1,156
5.420% due 05/25/2035	41	41
5.420% due 08/25/2046	1,164	1,165
5.880% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.360% due 06/25/2036	1,763	1,764
5.380% due 01/25/2037	880	880
5.390% due 03/25/2036	1,046	1,047
5.390% due 04/25/2036	1,082	1,083
5.390% due 11/25/2036	11,811	11,819
5.390% due 02/25/2037	1,961	1,962
5.400% due 01/25/2036	698	699
5.410% due 01/25/2036	1,157	1,158
5.420% due 10/25/2035	90	90
5.430% due 10/25/2035	338	339
5.430% due 04/25/2037	3,000	3,001
5.510% due 05/25/2034	72	73

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	246	246

SACO I, Inc.
5.380% due 05/25/2036	1,417	1,418
5.400% due 04/25/2036	105	106
5.420% due 01/25/2036	8	8

Salomon Brothers Mortgage Securities VII
5.620% due 03/25/2032	225	226

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	1,652	1,653
5.380% due 03/25/2036	421	421

SG Mortgage Securities Trust
5.420% due 10/25/2035	169	169

SLM Student Loan Trust
3.800% due 12/15/2038	3,800	3,709
5.316% due 10/27/2014	5,100	5,103
5.326% due 04/25/2014	6,400	6,405
5.330% due 07/25/2013	2,199	2,201

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	760	760
5.380% due 12/25/2036	1,465	1,466
5.390% due 02/25/2036	224	224
5.390% due 03/25/2036	223	223
5.390% due 05/25/2036	569	569
5.400% due 01/25/2037	3,947	3,949
5.430% due 11/25/2035	405	405

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,479	1,480
5.365% due 11/25/2037	334	334
5.380% due 01/25/2038	2,042	2,042
5.400% due 12/25/2036	901	902
5.660% due 01/25/2034	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		$385	$385
5.410% due 07/25/2035		22	22

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,885	4,727
5.400% due 01/25/2037		1,730	1,731
5.420% due 07/25/2035		139	139
5.420% due 01/25/2037		756	755
5.450% due 12/25/2035		110	110
5.610% due 01/25/2033		1,637	1,640

USAA Auto Owner Trust
5.310% due 03/16/2009		4,800	4,803

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,546	2,546

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		3,458	3,460
5.390% due 04/25/2036		363	363

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,759	1,760
5.420% due 03/25/2037		1,000	1,000
5.430% due 11/25/2035		3,825	3,827
5.560% due 10/25/2035		17,900	17,923

Total Asset-Backed Securities (Cost $386,906)			386,964

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,300	3,125

BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	100,000	849

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,000

Sumitomo Mitsui Banking Corp.
1.151% due 06/29/2049	JPY	600,000	5,196
1.514% due 11/26/2049		200,000	1,720
1.744% due 12/31/2049		100,000	857

Total Foreign Currency-Denominated Issues (Cost $17,400)			17,747

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049		328	3,462

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,126

Total Preferred Stocks (Cost $10,697)			10,588

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 43.4%

CERTIFICATES OF DEPOSIT 10.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$8,300	8,303

Bank of Ireland
5.400% due 01/15/2010		16,800	16,800

Barclays Bank PLC
5.281% due 03/17/2008		30,100	30,104

BNP Paribas
5.262% due 07/03/2008		29,300	29,289

Calyon Financial, Inc.
5.340% due 01/16/2009		16,400	16,400

128	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Bank of Massachusetts
5.320% due 05/09/2007	$79,100	$79,100

Countrywide Bank N.A.
5.320% due 04/25/2007	3,800	3,800

Dexia S.A.
5.270% due 09/29/2008	18,500	18,505

Fortis Bank NY
5.265% due 04/28/2008	4,114	4,119
5.265% due 06/30/2008	21,000	21,007
5.300% due 09/30/2008	1,700	1,700

HSBC Bank USA N.A.
5.426% due 07/28/2008	1,200	1,202

Royal Bank of Canada
5.227% due 06/30/2008	30,600	30,632

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	24,000	24,000
5.265% due 03/26/2008	9,000	8,999

Skandinav Enskilda BK
5.340% due 08/21/2008	2,700	2,699
5.350% due 02/13/2009	28,000	28,016

Societe Generale NY
5.269% due 06/30/2008	5,400	5,402
5.270% due 03/25/2008	34,680	34,680
5.271% due 06/30/2008	8,400	8,403

Unicredito Italiano NY
5.360% due 05/29/2008	1,500	1,501

		374,661

COMMERCIAL PAPER 30.9%
Abbey National N.A. LLC
5.220% due 06/11/2007	74,600	74,018
5.225% due 06/11/2007	2,400	2,376
5.230% due 06/11/2007	800	794

ANZ National International Ltd.
5.165% due 09/05/2007	37,378	36,528

Bank of America Corp.
5.200% due 07/24/2007	28,100	28,100
5.230% due 07/24/2007	100,050	99,032
5.240% due 07/24/2007	6,200	6,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.235% due 06/14/2007	$2,100	$2,099
5.240% due 06/14/2007	91,000	90,553

Barclays U.S. Funding Corp.
5.250% due 06/29/2007	4,400	4,395

CBA (de) Finance
5.235% due 06/15/2007	51,200	50,835

Cox Communications, Inc.
5.570% due 09/17/2007	20,300	20,300

Federal Home Loan Bank
5.000% due 04/02/2007	41,700	41,700

Fortis Funding LLC
5.230% due 07/09/2007	30,600	30,205
5.250% due 07/09/2007	33,100	33,061

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,703
5.220% due 10/26/2007	65,600	64,932

HBOS Treasury Services PLC
5.215% due 06/11/2007	500	495
5.225% due 06/29/2007	13,275	13,121

ING U.S. Funding LLC
5.210% due 06/22/2007	28,400	28,111

Nordea N.A., Inc.
5.220% due 07/11/2007	38,300	37,795

Rabobank USA Financial Corp.
5.395% due 06/06/2007	89,700	89,700

Societe Generale NY
5.190% due 08/22/2007	24,100	23,599
5.200% due 08/22/2007	65,300	64,607
5.220% due 08/22/2007	3,600	3,581
5.225% due 08/22/2007	1,600	1,591

Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	25,700	25,361
5.235% due 08/20/2007	6,700	6,692

Swedbank AB
5.240% due 06/05/2007	100,200	99,573

UBS Finance Delaware LLC
5.215% due 08/01/2007	60,800	60,477
5.220% due 08/01/2007	8,600	8,494
5.225% due 08/01/2007	45,000	44,714

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007	$9,900	$9,900

Westpac Banking Corp.
5.235% due 07/09/2007	38,550	38,533

		1,151,155

REPURCHASE AGREEMENTS 1.8%
UBS Securities LLC
5.150% due 04/02/2007	66,000	66,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2010 valued at $67,378. Repurchase proceeds are $66,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	11,740	11,740

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $11,976. Repurchase proceeds are $11,745.)

U.S. TREASURY BILLS 0.4%
4.953% due 05/31/2007 - 06/14/2007 (c)(d)(f)	14,165	14,009

Total Short-Term Instruments (Cost $1,617,606)		1,617,565

PURCHASED OPTIONS (h) 0.3%
(Cost $6,062)		9,949

Total Investments (e) 105.1% (Cost $3,908,102)		$3,913,916

Written Options (i) (0.3%) (Premiums $6,406)		(10,850)

Other Assets and Liabilities (Net) (4.8%)		(179,208)

Net Assets 100.0%		$3,723,858

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,226 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $191,580 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $9,311 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$323
90-Day Eurodollar March Futures	Long	03/2008	2,082	866
90-Day Eurodollar September Futures	Long	09/2007	2,908	(109)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	164	87
U.S. Treasury 10-Year Note June Futures	Short	06/2007	1,410	194
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	(2,154)

				$(793)

See Accompanying Notes	Annual Report	March 31, 2007	129

Schedule of Investments  Short-Term Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$1,600	$1
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	4,000	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,900	18
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	1,600	8
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	1,600	1
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	2,200	1
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	1,600	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	3,900	18
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	6
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	12
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	(1)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	15,300	(6)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,700	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	1,700	2
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	4,500	12
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,200	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	10,000	86
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	8

						$266

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

130	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(65)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	20
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	22,500	(236)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	242
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$77,500	3
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		7,100	(49)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		47,400	992
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		27,500	(27)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(10)

							$872

(h)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP 29,400	$123	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	28,000	103	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007	28,000	121	1
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$ 144,400	415	360
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007	190,600	943	2,121
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	667
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	464,700	2,101	5,097
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	112,200	464	182
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	121,400	641	850
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	670

							$6,062	$9,949

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 8,400	$155	$2
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	7,000	105	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	8,000	121	2
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$ 31,700	395	321
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007	62,500	944	2,061
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	657	591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	204,000	2,147	5,587
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	49,200	514	349
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	73,300	881	1,352
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	584

							$6,406	$10,850

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$76,115	$74,496	$74,522
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,453	1,484

				$75,949	$76,006

(2) Market value includes $452 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	131

Schedule of Investments Short-Term Fund (Cont.)	March 31, 2007

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	22,340	05/2007	$611	$0	$611
Sell		22,340	05/2007	3	0	3
Buy		22,340	03/2008	0	(22)	(22)
Buy	CLP	63,745	06/2007	0	(3)	(3)
Buy		2,447,604	11/2007	15	0	15
Buy	CNY	226,774	01/2008	9	(2)	7
Buy		611,702	03/2008	129	(71)	58
Sell	EUR	378	04/2007	0	0	0
Sell	GBP	11,100	04/2007	0	(278)	(278)
Sell	JPY	1,801,759	05/2007	0	(412)	(412)
Buy	KRW	9,461,871	05/2007	0	(15)	(15)
Buy	MXN	110,230	04/2007	37	0	37
Sell		110,230	04/2007	15	0	15
Buy		110,230	03/2008	0	(13)	(13)
Buy	NOK	57,383	04/2007	185	0	185
Buy	PLN	27,358	04/2007	17	(65)	(48)
Sell		27,358	04/2007	0	(43)	(43)
Buy		27,358	03/2008	47	0	47
Buy	RUB	7,380	09/2007	2	0	2
Buy		3,190	11/2007	3	0	3
Buy		294,981	12/2007	90	0	90
Buy	SGD	12,490	04/2007	92	0	92
Buy	ZAR	22,036	05/2007	0	(78)	(78)
Buy		1,750	06/2007	0	(5)	(5)

				$1,255	$(1,007)	$248

132	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	$283	$283
6.735% due 03/22/2013	113	113
6.739% due 03/22/2013	587	587

Reynolds American, Inc.
7.104% due 05/11/2012	4,935	4,981
7.125% due 05/11/2012	3,774	3,809
7.125% due 05/31/2012	223	225

Total Bank Loan Obligations (Cost $9,913)		9,998

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 21.2%
American Express Bank FSB
5.380% due 10/20/2009	2,100	2,099

American Express Centurion Bank
5.319% due 05/07/2008	1,900	1,900

American Express Credit Corp.
5.320% due 06/12/2007	2,700	2,700
5.380% due 11/09/2009	2,100	2,102

American International Group, Inc.
5.350% due 06/23/2008	8,600	8,601

Bank of America Corp.
5.360% due 06/19/2009	9,600	9,615
5.370% due 11/06/2009	500	500

Bank of America N.A.
5.350% due 12/18/2008	4,100	4,098
5.360% due 07/25/2008	100	100

Bank of Ireland
5.400% due 12/18/2009	5,100	5,105

Bear Stearns Cos., Inc.
5.450% due 08/21/2009	3,000	3,003
5.660% due 01/30/2009	2,300	2,311

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,696
5.500% due 12/19/2008	1,500	1,503

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	7,100	7,107
5.450% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.380% due 12/28/2009	3,500	3,500
5.388% due 12/26/2008	1,600	1,601
5.400% due 01/30/2009	1,000	1,001

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	957

Export-Import Bank of Korea
5.600% due 11/16/2010	5,900	5,910

Ford Motor Credit Co.
6.180% due 09/28/2007	2,600	2,600
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	599

Foundation Re II Ltd.
12.110% due 11/26/2010	2,500	2,545

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,400
5.430% due 08/15/2011	6,300	6,298

General Motors Acceptance Corp.
6.500% due 09/23/2008	7,400	7,392

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group, Inc.
5.390% due 12/23/2008	$500	$500
5.400% due 03/30/2009	1,300	1,300
5.440% due 12/22/2008	3,600	3,606
5.440% due 06/23/2009	3,100	3,102
5.485% due 10/05/2007	700	701

HSBC Finance Corp.
5.485% due 09/15/2008	1,400	1,403
6.538% due 11/13/2007	10,100	10,147

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,500	1,500

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	200	200
5.460% due 08/21/2009	1,700	1,701
5.460% due 11/16/2009	4,200	4,201
5.560% due 12/23/2010	2,500	2,507
5.610% due 11/10/2009	1,300	1,306

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	5,500	5,500
5.400% due 10/23/2008	2,400	2,400
5.428% due 12/04/2009	2,300	2,300

Morgan Stanley
5.360% due 11/21/2008	1,600	1,600
5.450% due 01/15/2010	1,400	1,401
5.470% due 02/09/2009	2,800	2,804
5.610% due 01/18/2011	3,300	3,312

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,015

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	504

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	600	603

Prudential Financial, Inc.
5.490% due 06/13/2008	4,400	4,410

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	3,400	3,403
5.410% due 07/21/2008	1,600	1,602

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	5,800	5,804
5.410% due 09/19/2008	6,500	6,512

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,906

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,900	1,903

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,175
5.490% due 10/15/2011	5,700	5,705

Westpac Banking Corp.
5.280% due 06/06/2008	1,200	1,200

		194,681

INDUSTRIALS 8.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	2,000	2,006

Cox Communications, Inc.
5.905% due 12/14/2007	1,300	1,304

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	1,800	1,803

El Paso Corp.
7.625% due 08/16/2007	2,360	2,387

General Electric Co.
5.380% due 12/09/2008	9,600	9,611

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Depot, Inc.
5.475% due 12/16/2009	$2,000	$2,004

Hospira, Inc.
5.830% due 03/30/2010	2,400	2,407

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	719

Mandalay Resort Group
10.250% due 08/01/2007	2,500	2,544

MGM Mirage
9.750% due 06/01/2007	5,200	5,252

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,382

Oracle Corp.
5.590% due 01/13/2009	3,800	3,806

Pemex Project Funding Master Trust
5.948% due 12/03/2012	3,600	3,632

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,006

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	674

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,003

Time Warner, Inc.
5.590% due 11/13/2009	10,100	10,123

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,413

Transocean, Inc.
5.548% due 09/05/2008	2,400	2,404

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	4,400	4,398

		73,064

UTILITIES 6.2%
America Movil S.A. de C.V.
5.448% due 06/27/2008	2,700	2,703

AT&T, Inc.
4.214% due 06/05/2007	2,900	2,907
5.460% due 02/05/2010	1,100	1,102
5.570% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,568

Dominion Resources, Inc.
5.540% due 11/14/2008	4,460	4,465
5.650% due 09/28/2007	4,700	4,702

Entergy Gulf States, Inc.
6.090% due 12/08/2008	3,000	3,009

Florida Power Corp.
5.760% due 11/14/2008	1,900	1,901

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	1,700	1,861

NiSource Finance Corp.
5.930% due 11/23/2009	600	601

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,507

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,800	1,803

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,929

Qwest Corp.
8.605% due 06/15/2013	3,400	3,723

See Accompanying Notes	Annual Report	March 31, 2007	133

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Power Co.
8.000% due 06/01/2008	$8,593	$8,851

Southern California Edison Co.
5.460% due 02/02/2009	2,000	2,005

Telecom Italia Capital S.A.
5.840% due 02/01/2011	1,300	1,301

Telefonica Emisones SAU
5.650% due 06/19/2009	2,600	2,610

		56,555

Total Corporate Bonds & Notes (Cost $323,496)		324,300

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,835	1,841

Total Municipal Bonds & Notes (Cost $1,827)		1,841

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
4.618% due 09/01/2035	8,868	8,853
4.690% due 12/01/2033	2,700	2,696
4.777% due 04/01/2035	7,110	7,083
5.000% due 11/01/2019 - 04/25/2033	35,615	35,131
5.440% due 03/25/2034	1,798	1,802
5.500% due 09/01/2033 - 06/01/2036	23,431	23,226
5.608% due 12/01/2023 - 11/01/2028	308	311
5.609% due 02/01/2027	7	7
5.632% due 07/01/2018	55	56
5.646% due 04/01/2018	55	56
5.707% due 08/01/2029	41	42
5.720% due 05/25/2031 - 11/25/2032	6,307	6,346
6.000% due 01/01/2017 - 10/01/2033	1,433	1,459
6.133% due 07/01/2044	656	665
6.197% due 09/01/2034	2,096	2,122
6.351% due 12/01/2036	2,128	2,156
6.500% due 09/25/2008 (b)	3	0
6.903% due 11/01/2035	1,236	1,281
7.000% due 02/01/2015 - 03/01/2015	1,457	1,503
7.095% due 05/01/2022	9	9
7.500% due 09/01/2015 - 05/01/2016	1,085	1,118
8.000% due 03/01/2030 - 07/01/2031	249	263

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,261

Freddie Mac
4.711% due 06/01/2035	6,070	5,981
5.000% due 07/15/2024	5,144	5,125
5.500% due 08/15/2030	54	53
5.670% due 12/15/2030	1,493	1,498
5.700% due 02/15/2031	35	35
5.720% due 06/15/2018	564	565
5.731% due 07/01/2019	641	659
6.000% due 03/01/2016 - 04/01/2037	8,102	8,199
6.133% due 02/25/2045	2,923	2,936
6.500% due 10/25/2043	2,740	2,810
6.637% due 06/01/2022	24	24
6.824% due 12/01/2022	61	62
8.500% due 04/01/2025 - 06/01/2025	25	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
4.000% due 07/16/2027	$315	$313
5.375% due 02/20/2026 - 02/20/2028	1,207	1,221
5.720% due 09/20/2030	5	5
5.750% due 07/20/2018 - 07/20/2027	2,460	2,486
6.125% due 12/20/2022 - 12/20/2027	492	498
8.000% due 04/20/2030	229	242

Total U.S. Government Agencies (Cost $131,537)		131,185

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (d)(f)
3.625% due 01/15/2008	15,411	15,651

Total U.S. Treasury Obligations (Cost $15,783)		15,651

MORTGAGE-BACKED SECURITIES 12.0%
Arkle Master Issuer PLC
5.300% due 11/19/2007	5,100	5,102

Banc of America Funding Corp.
4.113% due 05/25/2035	2,227	2,190

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,063	1,081

Bank Mart
4.567% due 03/01/2019 (j)	626	603

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	2,590	2,604
4.750% due 10/25/2035	8,365	8,289
5.052% due 04/25/2033	802	808
5.335% due 02/25/2033	278	280
6.085% due 01/25/2034	439	442

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	2,152	2,153

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	2,677	2,679

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,201	2,193

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	1,900	1,897
6.000% due 10/25/2033	1,635	1,620

CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032	51	51
5.952% due 03/25/2032	763	762
7.395% due 06/25/2032	52	52

Fund America Investors Corp. II
6.854% due 06/25/2023	18	18

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	2,282	2,284
5.590% due 11/25/2045	1,126	1,129

GSR Mortgage Loan Trust
5.670% due 01/25/2034	491	492

Harborview Mortgage Loan Trust
5.510% due 01/19/2038	4,776	4,782

Impac CMB Trust
5.720% due 07/25/2033	2,058	2,060
5.820% due 04/25/2034	674	674
6.080% due 10/25/2033	126	126

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	1,671	1,673

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,741	1,742

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$745	$746

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,258	2,219

Mellon Residential Funding Corp.
5.560% due 06/15/2030	4,749	4,758

Merrill Lynch Floating Trust
5.390% due 06/15/2022	6,672	6,676

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	770	768

MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	1,701	1,710

Morgan Stanley Capital I
5.380% due 10/15/2020	1,476	1,476

Prime Mortgage Trust
5.720% due 02/25/2019	196	196
5.720% due 02/25/2034	856	859

Resecuritization Mortgage Trust
5.570% due 04/26/2021	1	1

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,874	2,880

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	775	781

Salomon Brothers Mortgage Securities VII
7.446% due 12/25/2030	861	859

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	1,051	1,054
9.466% due 06/25/2029	944	1,019

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	8,822	8,831

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,971	1,971

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	6,763	6,767

Washington Mutual, Inc.
5.590% due 12/25/2045	1,400	1,405
5.610% due 10/25/2045	779	781
5.642% due 02/27/2034	2,257	2,280
5.665% due 11/25/2034	241	241
5.983% due 02/25/2046	7,181	7,201
6.183% due 11/25/2042	489	492
6.383% due 06/25/2042	2,202	2,206

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,618	3,594

Total Mortgage-Backed Securities (Cost $109,703)		109,557

ASSET-BACKED SECURITIES 5.6%
AFC Home Equity Loan Trust
5.870% due 06/25/2028	463	463

Argent Securities, Inc.
5.390% due 04/25/2036	689	690

Asset-Backed Funding Certificates
5.380% due 01/25/2037	1,767	1,768

Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035	1,329	1,330

Capital One Auto Finance Trust
5.340% due 12/14/2007	752	753

Chase Funding Mortgage Loan Asset-Backed Certificates
5.690% due 10/25/2032	437	437

134	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	$1,014	$1,015

Countrywide Asset-Backed Certificates
5.390% due 06/25/2037	1,975	1,976

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	417	418

Fremont Home Loan Trust
5.370% due 10/25/2036	4,750	4,750

GSAMP Trust
5.440% due 12/25/2035	2,112	2,111

GSR Mortgage Loan Trust
5.420% due 11/25/2030	732	733

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	1,201	1,202

JPMorgan Mortgage Acquisition Corp.
5.390% due 11/25/2036	667	667

Lehman XS Trust
5.390% due 05/25/2046	909	909

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,149	1,150
5.520% due 11/25/2034	235	235
5.600% due 10/25/2034	350	351

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	8,513	8,513

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	1,094	1,095

Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2035	106	106

Residential Asset Securities Corp.
5.390% due 11/25/2036	2,455	2,456
5.430% due 10/25/2035	393	393

Saxon Asset Securities Trust
5.380% due 11/25/2036	1,174	1,174

SG Mortgage Securities Trust
5.420% due 10/25/2035	249	249

SLM Student Loan Trust
5.340% due 04/25/2012	5,702	5,706

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	307	307

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	3,430	3,432

Structured Asset Securities Corp.
5.420% due 07/25/2035	638	638
5.450% due 12/25/2035	1,596	1,597

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,000	1,000

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	1,574	1,575
5.440% due 12/25/2035	2,295	2,296

Total Asset-Backed Securities (Cost $51,471)		51,495

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%
Hydro Quebec
5.398% due 09/29/2049		$1,200	$1,133

Korea Development Bank
5.640% due 11/22/2012		2,200	2,208

Total Sovereign Issues (Cost $3,225)			3,341

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	576,520	4,856

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,463

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	851

Total Foreign Currency-Denominated Issues (Cost $12,250)			15,170

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.600% due 12/31/2049		913	9,635

Total Preferred Stocks (Cost $9,564)			9,635

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.5%

CERTIFICATES OF DEPOSIT 4.6%
BNP Paribas
5.262% due 05/28/2008		$1,600	1,601

Calyon Financial, Inc.
5.340% due 01/16/2009		3,000	3,000

Fortis Bank NY
5.265% due 04/28/2008		4,500	4,506
5.265% due 06/30/2008		1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008		1,500	1,500
5.308% due 05/28/2008		1,600	1,601

Royal Bank of Canada
5.295% due 06/30/2008		4,300	4,304

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		3,000	3,000
5.265% due 03/26/2008		1,600	1,600

Skandinav Enskilda BK
5.270% due 10/03/2007		6,200	6,200
5.272% due 08/21/2008		2,700	2,700
5.350% due 02/13/2009		300	300

Societe Generale NY
5.258% due 06/11/2007		1,600	1,600
5.258% due 06/20/2007		4,400	4,348
5.269% due 06/30/2008		2,000	2,001
5.271% due 06/30/2008		2,000	2,001

			41,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 14.3%
Bank of Ireland
5.240% due 06/14/2007	$25,300	$25,193

Cox Communications, Inc.
5.570% due 09/17/2007	1,200	1,200

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	4,900	4,840

Rabobank USA Financial Corp.
5.400% due 04/02/2007	23,900	23,900

Societe Generale NY
5.200% due 08/22/2007	19,700	19,491
5.215% due 08/22/2007	700	697

Swedbank AB
5.235% due 06/05/2007	14,200	14,167

Time Warner, Inc.
5.360% due 04/12/2007	10,400	10,385

UBS Finance Delaware LLC
5.225% due 08/01/2007	8,700	8,620
5.235% due 08/01/2007	21,000	20,948

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500

		130,941

REPURCHASE AGREEMENTS 4.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	37,000	37,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $37,661. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	3,817	3,817

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $3,897. Repurchase proceeds are $3,819.)

U.S. TREASURY BILLS 5.2%
4.969% due 05/31/2007 - 06/14/2007 (c)(f)	48,175	47,676

Total Short-Term Instruments (Cost $261,172)		261,096

PURCHASED OPTIONS (h) 0.2%
(Cost $1,588)		2,054

Total Investments (e) 102.2% (Cost $931,529)		$935,323

Written Options (i) (0.3%) (Premiums $1,940)		(2,433)

Other Assets and Liabilities (Net) (1.9%)		(17,790)

Net Assets 100.0%		$915,100

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $28,251 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Annual Report	March 31, 2007	135

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(f)	Securities with an aggregate market value of $62,334 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	61	$(19)
90-Day Euribor December Futures	Long	12/2008	30	(6)
90-Day Euribor June Futures	Long	06/2008	92	(26)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	403	(196)
90-Day Euribor March Futures	Long	03/2008	33	(13)
90-Day Euribor September Futures	Long	09/2008	30	(8)
90-Day Eurodollar December Futures	Long	12/2007	1,769	(244)
90-Day Eurodollar December Futures	Long	12/2008	134	111
90-Day Eurodollar June Futures	Long	06/2008	687	86
90-Day Eurodollar March Futures	Long	03/2008	1,370	50
90-Day Eurodollar September Futures	Long	09/2007	326	(131)
90-Day Eurodollar September Futures	Long	09/2008	106	98
90-Day Euroyen December Futures	Long	12/2007	298	57
90-Day Euroyen September Futures	Long	09/2007	262	51
Euro-Bund 10-Year Note June Futures	Long	06/2007	32	(36)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	33	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	33	11
S&P 500 E-mini Index June Futures	Long	06/2007	9,306	304
S&P 500 Index June Futures	Long	06/2007	670	2,683
U.S. Treasury 2-Year Note June Futures	Short	06/2007	113	12
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	915	455
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	75	(70)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	65	12
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	27	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	79	(101)

				$3,082

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	76,000	$10
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%		03/20/2008		$2,000	2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,000	27
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012		5,000	3
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%		01/20/2012		1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%		03/20/2008		1,300	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008		4,200	6
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%		11/20/2007		3,200	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		3,200	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		2,600	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%		06/20/2008		1,500	(1)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%		10/20/2011		3,200	49
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012		1,300	13
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%		06/20/2008		6,200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%		12/20/2007		5,200	17
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007		1,500	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		2,000	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%		04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	17
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		1,200	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		12/20/2008		1,200	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009		2,200	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		3,900	47
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%		11/20/2007		5,300	8
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%		11/20/2007		3,200	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007		4,800	8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%		12/20/2007		5,300	5
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007		2,500	30
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%		12/20/2007		3,200	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007		1,000	6

								$285

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

136	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	2,900	$(12)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,800	19
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	17
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	46
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	82
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	1
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(170)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	149
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		4,700	(101)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(34)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	(12)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	380,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,050,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		870,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		630,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		370,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		5,100,000	26
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$16,000	(12)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,300	(4)

							$41

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Long	S&P 500 Index	1-Month USD-LIBOR plus 0.030%	05/15/2007	17,908	$472

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 June Futures	$ 800.000	06/14/2007	479	$13	$0
Put - CME S&P 500 June Futures	825.000	06/14/2007	1,000	29	0
Put - CME S&P 500 June Futures	850.000	06/15/2007	100	3	0

				$45	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$12,000	53	43
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		27,000	77	67
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	987
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		41,400	230	223
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	78
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	44
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		42,000	95	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		53,400	265	383

								$1,371	$1,875

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$44	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	45	47
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	39	42

				$172	$179

See Accompanying Notes	Annual Report	March 31, 2007	137

Schedule of Investments StocksPLUS® Fund	March 31, 2007

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	88	$36	$70
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	58	261	419
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	88	25	3
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	58	261	143

				$583	$635

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$7
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$6,000	75	61
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	960
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,000	220	198
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	85
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	82
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		7,000	81	41
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		4,000	46	33
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	276	331

								$1,357	$1,798

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	06/12/1997 - 07/07/1995	$628	$603	0.07%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$11,000	$10,893	$10,887

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,705	04/2007	$16	$0	$16
Buy	BRL	9,896	05/2007	264	0	264
Sell		9,896	05/2007	1	0	1
Buy		4,989	06/2007	157	0	157
Buy		2,580	10/2007	0	(6)	(6)
Buy		9,896	03/2008	0	(10)	(10)
Buy	CNY	960	09/2007	3	0	3
Buy		15,519	11/2007	25	0	25
Sell		2,130	11/2007	0	0	0
Buy		9,454	01/2008	0	0	0
Buy	EUR	749	04/2007	0	0	0
Sell		331	04/2007	0	0	0
Sell	GBP	1,364	04/2007	0	(16)	(16)
Sell	JPY	1,158,727	05/2007	3	(242)	(239)
Buy	KRW	114,448	04/2007	0	(1)	(1)
Sell		292,578	04/2007	1	0	1
Buy		1,510,902	05/2007	0	(6)	(6)
Buy	MXN	7,208	04/2007	0	(9)	(9)
Sell		7,208	04/2007	1	0	1
Buy		7,208	03/2008	0	(1)	(1)
Buy	NZD	517	04/2007	6	0	6
Sell		11,459	04/2007	0	(490)	(490)
Buy	PLN	384	04/2007	3	0	3
Sell		384	04/2007	0	(1)	(1)
Buy		384	09/2007	0	0	0
Buy	RUB	24,216	11/2007	10	0	10
Buy		74,460	12/2007	26	0	26
Buy	SGD	395	04/2007	3	0	3
Sell		457	04/2007	0	(1)	(1)
Buy		1,735	07/2007	10	0	10
Buy	TWD	4,107	05/2007	0	0	0
Sell		3,176	05/2007	0	0	0

				$529	$(783)	$(254)

138	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Total Return Mortgage Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 113.4%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$165	$150
4.500% due 02/01/2020 - 04/01/2022	36,272	35,148
5.000% due 06/01/2018 - 05/01/2037	149,686	146,202
5.292% due 10/25/2008	29	29
5.498% due 05/01/2023	31	32
5.500% due 04/01/2022 - 04/01/2037	120,836	119,885
5.670% due 11/25/2032	98	99
5.720% due 04/18/2028	9	9
5.750% due 01/01/2021	16	16
5.820% due 03/25/2032 - 07/25/2034	6,034	6,053
6.000% due 10/01/2032 - 05/01/2037	36,754	37,025
6.063% due 11/01/2018	5	5
6.132% due 08/01/2042	537	546
6.133% due 08/01/2042 - 10/01/2044	2,474	2,503
6.270% due 04/01/2007	1,553	1,551
6.295% due 07/01/2011	2,158	2,183
6.344% due 04/25/2023	5	5
6.445% due 12/01/2034	1,303	1,315
6.500% due 09/25/2023 - 04/01/2037	19,993	20,416
6.536% due 05/01/2033	1,074	1,076
7.000% due 09/25/2023	4	4
7.302% due 10/01/2028	14	14
7.500% due 06/01/2030 - 08/01/2031	219	229
7.750% due 08/25/2022	38	38

Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,884

Federal Housing Administration
5.022% due 10/25/2022	449	454
7.430% due 06/01/2019	277	279

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	36	34
5.000% due 11/01/2036 - 05/01/2037	48,260	46,651
5.500% due 12/01/2017 - 05/01/2037	33,861	33,583
5.632% due 02/01/2018	81	81
5.756% due 11/01/2028	9	9
6.000% due 11/01/2036 - 04/01/2037	38,542	38,859
6.030% due 08/01/2025	14	14
6.133% due 10/25/2044 - 02/25/2045	6,602	6,655
6.421% due 07/01/2030	44	45
6.500% due 12/15/2023 - 10/01/2036	11,355	11,583
7.143% due 05/01/2032	28	28
8.000% due 06/15/2026	28	29

Ginnie Mae
4.500% due 08/20/2033	1,304	1,231
5.375% due 02/20/2017 - 03/20/2027	49	50
5.500% due 02/20/2018 - 04/01/2037	27,842	27,718
5.520% due 02/16/2032	491	492
5.570% due 08/16/2032	1,639	1,645
5.625% due 03/20/2016 - 03/20/2018	101	102
5.750% due 07/20/2022 - 08/20/2026	66	67

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2036	$13,329	$13,507
6.125% due 12/20/2021 - 11/20/2023	27	27
6.500% due 11/15/2028 - 04/01/2037	7,128	7,313
7.500% due 05/15/2027 - 08/15/2027	9	9

Total U.S. Government Agencies (Cost $567,179)		566,884

MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Structural Security Trust
5.820% due 10/11/2033	899	905

Banktrust Mortgage Trust
5.700% due 12/01/2023	136	135

CC Mortgage Funding Corp.
5.600% due 01/25/2035	266	267

Countrywide Alternative Loan Trust
5.530% due 05/25/2035	1,980	1,984

Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	664	658
5.610% due 04/25/2035	1,383	1,388
5.640% due 03/25/2035	3,296	3,305
6.184% due 04/25/2035	2,316	2,328

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	72	72

Harborview Mortgage Loan Trust
5.540% due 05/19/2047	3,995	4,005
5.630% due 11/19/2035	2,687	2,696

Indymac Index Mortgage Loan Trust
5.560% due 04/25/2035	3,133	3,143
5.640% due 02/25/2035	2,296	2,307
5.650% due 09/25/2034	1,212	1,214

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,339	1,316

Mellon Residential Funding Corp.
6.432% due 07/25/2029	16	16

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	48	49

Morgan Stanley Capital I
5.500% due 04/25/2017	51	50

Prime Mortgage Trust
5.000% due 02/25/2019	654	641

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	682	714

Sequoia Mortgage Trust
5.670% due 10/19/2026	544	545
5.670% due 07/20/2033	430	431
5.700% due 10/20/2027	164	164

Structured Adjustable Rate Mortgage Loan Trust
6.227% due 05/25/2035	2,836	2,862

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	234	235

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,635	2,636

Washington Mutual, Inc.
5.590% due 12/25/2027	2,824	2,826
5.590% due 12/25/2045	3,716	3,729
5.983% due 02/25/2046	2,112	2,118

Total Mortgage-Backed Securities (Cost $42,674)		42,739

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 5.4%
ACE Securities Corp.
5.370% due 06/25/2036	$1,690	$1,691

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	25	25
5.670% due 10/25/2031	31	31

Argent Securities, Inc.
5.400% due 01/25/2036	383	384
5.400% due 03/25/2036	586	586

Bear Stearns Asset-Backed Securities, Inc.
5.590% due 09/25/2035	1,444	1,445
5.610% due 02/25/2026	64	64

Centex Home Equity
5.620% due 01/25/2032	42	42

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	91	92

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,923

Credit-Based Asset Servicing & Securitization LLC
5.500% due 01/25/2035	527	527

EMC Mortgage Loan Trust
6.070% due 08/25/2040	347	351

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,641	1,642

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	2,128	2,135

Home Equity Asset Trust
5.920% due 11/25/2032	3	3

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	1,245	1,246

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,853	1,855

Quest Trust
5.880% due 06/25/2034	93	93

Renaissance Home Equity Loan Trust
5.700% due 12/25/2032	87	87
5.760% due 08/25/2033	449	450

Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2035	18	18

Residential Funding Mortgage Securities II, Inc.
5.420% due 02/25/2036	3,980	3,983

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	77	77

Specialty Underwriting & Residential Finance
5.660% due 01/25/2034	35	35

Structured Asset Securities Corp.
5.610% due 01/25/2033	43	43

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	4,000	4,005
5.570% due 12/25/2035	4,000	4,004

Total Asset-Backed Securities (Cost $26,819)		26,837

SHORT-TERM INSTRUMENTS 6.9%

COMMERCIAL PAPER 5.0%
Rabobank USA Financial Corp.
5.400% due 06/06/2007	11,600	11,595

UBS Finance Delaware LLC
5.215% due 08/01/2007	13,400	13,263

		24,858

See Accompanying Notes	Annual Report	March 31, 2007	139

Schedule of Investments  Total Return Mortgage Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,852	$5,852
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,969. Repurchase proceeds are $5,854.)

U.S. TREASURY BILLS 0.8%
4.918% due 06/14/2007 (b)(c)(e)	3,925	3,882

Total Short-Term Instruments (Cost $34,606)		34,592

Total Investments (d) 134.3% (Cost $671,278)		$671,052

Other Assets and Liabilities (Net) (34.3%)		(171,203)

Net Assets 100.0%		$499,849

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $2,720 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $12,404 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $668 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	1,052	$342
90-Day Eurodollar June Futures	Long	06/2007	132	6

				$348

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$414
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	426
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	(1)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	3,000	710
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	704
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	585

							$2,838

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$250	$(15)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	3,000	75
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	3,000	19
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Sell	2.670%		07/25/2045	11,000	0

							$79

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

140	PIMCO Funds	Bond Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$21,900	$458
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	9,800	(57)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium Amount of $119	07/01/2011	3,000	(113)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	13,900	(81)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	32,000	729

						$936

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/20207	Premium amount of $900	09/18/2027	3,000,000	$566

(g)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	04/01/2022	$6,000	$5,825	$5,809
Fannie Mae	5.000%	04/01/2022	4,000	3,951	3,945
Freddie Mac	5.000%	04/01/2037	9,000	8,734	8,699
Freddie Mac	5.500%	04/01/2037	20,000	19,835	19,794
Ginnie Mae	6.000%	04/01/2037	1,000	1,016	1,013

				$39,361	$39,260

See Accompanying Notes	Annual Report	March 31, 2007	141

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 18 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

142	PIMCO Funds	Bond Funds

March 31, 2007

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Convertible and StocksPLUS® Funds, are declared daily and distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible and StocksPLUS® Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund, except the Convertible and StocksPLUS® Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Convertible and StocksPLUS® Funds are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PLN	Polish Zloty
CZK	Czech Koruna	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
HUF	Hungarian Forint	TRY	Turkish Lira
IDR	Indonesian Rupiah	TWD	Taiwan Dollar
ILS	Israeli Shekel	ZAR	South African Rand
INR	Indian Rupee

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Annual Report	March 31, 2007	143

Notes to Financial Statements  (Cont.)

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally

144	PIMCO Funds	Bond Funds

March 31, 2007

higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(t) Bridge Debt Commitments  At the period ended March 31, 2007, the Diversified Income Fund, Floating Income Fund and High Yield Fund had $2,490,230, $17,440,990, and $123,071,015, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations

Annual Report	March 31, 2007	145

Notes to Financial Statements  (Cont.)

(“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan

Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Instututional Class	Administrative Class	A, B and C Classes		Class D		Class R
Convertible Fund	0.40%		0.25%	0.25%	N/A		N/A		N/A
Diversified Income Fund	0.45%		0.30%	0.30%	0.45%		0.45%		N/A
Extended Duration Fund	0.25%		0.25%	N/A	N/A		N/A		N/A
Floating Income Fund	0.30%		0.25%	0.25%	0.40%		0.40%		N/A
GNMA Fund	0.25%		0.25%	N/A	0.40%		0.40%		N/A
High Yield Fund	0.25%		0.25%	0.25%	0.40%		0.40%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%	0.25%	0.40%		0.40%		N/A
Long Duration Total Return Fund	0.25%		0.25%	N/A	N/A		N/A		N/A
Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%		N/A		N/A
Low Duration Fund	0.25%		0.18%	0.18%	0.35%		0.25%		0.35%
Low Duration Fund II	0.25%		0.25%	0.25%	N/A		N/A		N/A
Low Duration Fund III	0.25%		0.25%	0.25%	N/A		N/A		N/A
Moderate Duration Fund	0.25%		0.20%	N/A	N/A		N/A		N/A
Money Market Fund	0.12%		0.20%	0.20%	0.35%	(2)	N/A		N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%		0.40%		0.40%
Short-Term Fund	0.25%		0.20%	0.20%	0.35%	(1)	0.25%	(1)	0.35%	(1)
StocksPLUS® Fund	0.30%	(3)	0.25%	0.25%	0.40%		0.40%		0.40%
Total Return Mortgage Fund	0.25%		0.25%	0.25%	0.40%		0.40%		N/A

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

(2)

PIMCO and the Distributor have contractually agreed (ending March 31, 2007) to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) fees for the Class B shares to 0.86% of average daily net assets.

(3) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30% per annum.

146	PIMCO Funds	Bond Funds

March 31, 2007

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund, Real Return Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term Fund	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $10,363,014 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges), within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Extended Duration and Long Duration Total Return Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Extended Duration Fund	0.50%	—	—	—	—	—
Long Duration Total Return Fund	0.50%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Extended Duration Fund	$24
Long Duration Total Return Fund	22

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

Annual Report	March 31, 2007	147

Notes to Financial Statements  (Cont.)

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds in the following table engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
High Yield Fund	$27	$63,022
Low Duration Fund	50,337	0
Real Return Fund	13,501	0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Convertible Fund	$0	$0	$50,864	$43,572
Diversified Income Fund	1,757,544	1,232,411	2,417,982	2,117,048
Extended Duration Fund	15,374	11,491	497	63
Floating Income Fund	2,815,788	2,430,229	3,898,805	771,667
GNMA Fund	4,177,417	4,147,588	0	707
High Yield Fund	0	0	5,273,906	5,318,607
Investment Grade Corporate Bond Fund	38,362	39,018	32,452	17,926
Long Duration Total Return Fund	15,304	12,053	2,258	390
Long-Term U.S. Government Fund	18,463,893	19,502,779	359,645	180,518
Low Duration Fund	4,504,737	4,393,913	3,622,438	889,487
Low Duration Fund II	279,552	317,541	133,121	61,286
Low Duration Fund III	74,987	74,077	44,021	10,803
Moderate Duration Fund	2,735,697	3,111,685	430,109	185,951
Money Market Fund	0	0	0	0
Real Return Fund	87,212,531	90,490,516	1,052,996	536,829
Short-Term Fund	3,106,729	3,094,515	1,656,070	692,988
StocksPLUS® Fund	344,677	374,365	350,690	115,129
Total Return Mortgage Fund	4,958,830	4,944,870	34,040	8,003

148	PIMCO Funds	Bond Funds

March 31, 2007

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Convertible Fund		Diversified Income Fund			Extended Duration Fund
	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium
Balance at 03/31/2006	669	$29	1,720	$178,700	$845	0	$0
Sales	0	0	6,056	600,000	8,770	22	10
Closing Buys	(35)	(14)	(2,720)	(64,700)	(908)	9	7
Expirations	(634)	(15)	(2,978)	(114,000)	(610)	0	0
Exercised	0	0	(2,078)	0	(822)	(13)	(9)
Balance at 03/31/2007	0	$0	0	$600,000	$7,275	18	$8

	Floating Income Fund			GNMA Fund			High Yield Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	2,120	$146,300	$718	0	$19,400	$143	17,458	$138,000	$5,548
Sales	5,904	1,280,000	17,065	180	0	25	34,518	0	7,016
Closing Buys	(3,282)	(146,300)	(944)	(180)	(19,400)	(168)	(51,976)	(113,600)	(12,386)
Expirations	(2,982)	0	(525)	0	0	0	0	(24,400)	(178)
Exercised	(1,760)	0	(794)	0	0	0	0	0	0
Balance at 03/31/2007	0	$1,280,000	$15,520	0	$0	$0	0	$0	$0

	Investment Grade Corporate Bond Fund			Long Duration Total Return Fund		Long-Term U.S. Government Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	120	$300	$28	0	$0	2,179	$56,400	$2,221
Sales	216	200	41	31	14	14,651	159,200	8,375
Closing Buys	0	(300)	(2)	7	7	(2,322)	(81,600)	(4,486)
Expirations	(336)	0	(65)	0	0	(2,180)	0	(1,165)
Exercised	0	0	0	(14)	(11)	(9,402)	0	(1,815)
Balance at 03/31/2007	0	$200	$2	24	$10	2,926	$134,000	$3,130

	Low Duration Fund							Low Duration Fund II
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	18,432	$2,090,200	GBP	70,500	EUR	0	$30,721	695	$84,400	$1,202
Sales	6,470	3,023,500		21,300		37,000	32,176	75	60,200	499
Closing Buys	(1,448)	(2,228,800)		(55,700)		0	(19,402)	(228)	(67,900)	(544)
Expirations	(7,582)	(878,500)		(14,800)		0	(8,134)	0	0	0
Exercised	(13,998)	0		0		0	(11,262)	(71)	0	(67)
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099	471	$76,700	$1,090

	Low Duration Fund III					Moderate Duration Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	351	$14,400	GBP	400	$367	2,881	$296,400	GBP	10,600	EUR	0	$4,579
Sales	63	24,700		200	273	1,476	477,100		3,200		6,000	5,214
Closing Buys	(382)	(20,500)		(400)	(418)	(2,341)	(371,900)		0		0	(4,905)
Expirations	0	(700)		0	(5)	(1,536)	(75,500)		(10,600)		0	(1,000)
Exercised	(14)	(100)		0	(6)	(212)	(1,800)		0		0	(102)
Balance at 03/31/2007	18	$17,800	GBP	200	$211	268	$324,300	GBP	3,200	EUR	6,000	$3,786

	Real Return Fund			Short-Term Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 03/31/2006	2,263	$0	$1,590	6,675	$423,300	GBP	0	$8,043
Sales	48,252	1,357,000	18,335	5,882	956,400		23,400	9,126
Closing Buys	(5)	(207,000)	(1,079)	(5,619)	(258,400)		0	(5,941)
Expirations	(35,566)	(845,000)	(10,177)	(6,938)	(606,100)		0	(4,822)
Exercised	(8,334)	0	(3,366)	0	0		0	0
Balance at 03/31/2007	6,610	$305,000	$5,303	0	$515,200	GBP	23,400	$6,406

Annual Report	March 31, 2007	149

Notes to Financial Statements  (Cont.)

	StocksPLUS® Fund							Total Return Mortgage Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	3,695	$146,000	GBP	6,200	EUR	0	$3,945	0	$75,600	$760
Sales	1,693	153,200		1,800		3,000	3,834	280	0	39
Closing Buys	(34)	(118,100)		4,700		0	(913)	(280)	(23,200)	(229)
Expirations	(1,606)	(88,700)		(1,500)		0	(1,929)	0	(52,400)	(570)
Exercised	(3,456)	0		0		0	(2,997)	0	0	0
Balance at 03/31/2007	292	$92,400	GBP	11,200	EUR	3,000	$1,940	0	$0	$0

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

150	PIMCO Funds	Bond Funds

March 31, 2007

9.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
Convertible Fund	$1,912	$0	$5,382	$0	$(10,332)	$0
Diversified Income Fund	6,844	920	44,363	(12,155)	0	0
Extended Duration Fund	13	0	(25)	(1)	0	(10)
Floating Income Fund	8,955	1,493	71,520	(8,980)	0	(2,710)
GNMA Fund	750	0	3,098	(158)	(2,523)	(189)
High Yield Fund	7,373	0	214,027	(34,733)	(147,609)	0
Investment Grade Corporate Bond Fund	51	0	183	(269)	(71)	(97)
Long Duration Total Return Fund	44	2	0	(7)	0	(11)
Long-Term U.S. Government Fund	792	0	(2,809)	(904)	(61,756)	(17,742)
Low Duration Fund	11,346	0	(35,118)	(7,240)	(293,200)	(34,265)
Low Duration Fund II	93	0	(98)	(205)	(15,321)	(540)
Low Duration Fund III	174	0	105	(91)	(2,276)	(442)
Moderate Duration Fund	2,342	0	(5,431)	(3,378)	(44,165)	(3,090)
Money Market Fund	207	0	0	(127)	(58)	0
Real Return Fund	0	0	(131,307)	(21,079)	0	(127,370)
Short-Term Fund	7,336	0	1,076	(2,649)	(31,354)	(3,313)
StocksPLUS® Fund	33,294	0	3,361	(2,941)	(120,681)	(3,170)
Total Return Mortgage Fund	307	0	4,167	(123)	(6,338)	(123)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	2009(5)	2010	2011	2012	2013	2014	2015
Convertible Fund	$5,936	$0	$3,286	$0	$0	$1,100	$0
GNMA Fund	0	0	0	0	0	140	2,383
High Yield Fund	0	147,609	0	0	0	0	0
Investment Grade Corporate Bond Fund	0	0	0	0	0	71	0
Long-Term U.S. Government Fund	0	0	0	0	0	0	61,756
Low Duration Fund	0	0	0	0	0	201,093	92,107
Low Duration Fund II(6)	0	0	0	1,109	0	9,266	4,946
Low Duration Fund III	0	0	0	0	0	1,427	849
Moderate Duration Fund	0	0	0	0	0	18,972	25,193
Money Market Fund	0	0	0	0	3	8	47
Short-Term Fund	0	0	0	0	4,958	12,072	14,326
StocksPLUS® Fund	0	0	120,681	0	0	0	0
Total Return Mortgage Fund	0	0	0	0	0	723	5,615

(5) Represents acquired capital loss carryovers for Convertible Fund which may be limited under current tax law.

(6) Represents capital loss carryovers which may be limited under current tax law due to an ownership change.

Annual Report	March 31, 2007	151

Notes to Financial Statements  (Cont.)

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)(7)	Net Unrealized Appreciation/ (Depreciation)(7)
Convertible Fund	$61,289	$6,093	$(743)	$5,350
Diversified Income Fund	2,904,095	48,774	(9,155)	39,619
Extended Duration Fund	4,710	14	(57)	(43)
Floating Income Fund	5,340,804	25,296	(3,501)	21,795
GNMA Fund	380,543	1,867	(668)	1,199
High Yield Fund	7,245,022	250,441	(30,322)	220,119
Investment Grade Corporate Bond Fund	72,917	705	(602)	103
Long Duration Total Return Fund	5,563	21	(13)	8
Long-Term U.S. Government Fund	1,496,806	2,754	(9,645)	(6,891)
Low Duration Fund	10,528,162	18,688	(50,497)	(31,809)
Low Duration Fund II	332,796	1,024	(1,126)	(102)
Low Duration Fund III	126,245	372	(207)	165
Moderate Duration Fund	1,575,315	6,799	(11,663)	(4,864)
Money Market Fund	361,526	0	0	0
Real Return Fund	16,490,152	177,450	(312,955)	(135,505)
Short-Term Fund	3,907,899	8,352	(2,335)	6,017
StocksPLUS® Fund	931,535	5,393	(1,605)	3,788
Total Return Mortgage Fund	671,359	1,858	(2,165)	(307)

(7) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital
Convertible Fund	$2,269	$0	$0	$1,453	$0	$0
Diversified Income Fund	103,878	21,907	0	81,458	3,200	0
Extended Duration Fund	105	0	0	N/A	N/A	N/A
Floating Income Fund	214,218	3,201	0	66,759	580	0
GNMA Fund	11,776	0	0	14,199	4	0
High Yield Fund	488,494	0	0	493,179	0	0
Investment Grade Corporate Bond Fund	2,980	0	0	1,950	0	0
Long Duration Total Return Fund	99	1	0	N/A	N/A	N/A
Long-Term U.S. Government Fund	75,931	0	0	68,930	0	0
Low Duration Fund	503,204	0	0	513,272	0	0
Low Duration Fund II	16,871	0	0	20,231	0	0
Low Duration Fund III	5,156	0	0	4,318	0	0
Moderate Duration Fund	83,239	0	0	90,250	0	0
Money Market Fund	18,099	0	0	11,086	0	0
Real Return Fund	522,166	342	14,734	764,118	93,500	0
Short-Term Fund	173,135	0	0	137,153	0	0
StocksPLUS® Fund	39,655	0	0	28,387	0	0
Total Return Mortgage Fund	20,857	0	0	22,183	0	0

(8) Includes short-term capital gains, if any, distributed.

(9) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

152	PIMCO Funds	Bond Funds

March 31, 2007

10. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Convertible Fund				Diversified Income Fund				Extended Duration Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Period from 08/31/2006 to 03/31/2007
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	142	$1,886	116	$1,420	102,072	$1,134,214	61,560	$681,263	300	$3,000
Administrative Class	0	0	0	0	81	894	37	401	0	0
Other Classes	0	0	0	0	14,302	158,073	12,469	138,023	0	0
Issued as reinvestment of distributions
Institutional Class	174	2,252	119	1,442	8,573	94,806	5,539	61,414	10	106
Administrative Class	0	0	0	0	28	304	21	237	0	0
Other Classes	0	0	0	0	1,080	11,955	682	7,559	0	0
Cost of shares redeemed
Institutional Class	(230)	(2,976)	(904)	(10,694)	(45,484)	(500,355)	(21,122)	(233,657)	0	0
Administrative Class	0	0	0	0	(41)	(450)	(24)	(263)	0	0
Other Classes	0	0	0	0	(7,438)	(82,007)	(3,966)	(43,963)	0	0
Net increase (decrease) resulting from Fund share transactions	86	$1,162	(669)	$(7,832)	73,173	$817,434	55,196	$611,014	310	$3,106

	Floating Income Fund				GNMA Fund				High Yield Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	374,244	$3,925,245	85,277	$877,319	2,283	$24,912	3,615	$39,989	147,141	$1,436,366	182,346	$1,779,054
Administrative Class	2,040	21,376	1	10	0	0	0	0	32,254	315,296	31,452	306,876
Other Classes	40,333	421,767	29,426	303,621	5,777	63,393	2,005	22,115	45,306	441,772	75,781	740,538
Issued as reinvestment of distributions
Institutional Class	17,298	181,736	5,078	52,465	511	5,594	766	8,462	23,167	226,109	22,084	215,806
Administrative Class	45	468	0	0	0	0	0	0	5,461	53,300	5,027	49,119
Other Classes	2,393	25,086	1,044	10,793	401	4,384	367	4,042	10,691	104,252	12,304	120,200
Cost of shares redeemed
Institutional Class	(58,312)	(612,747)	(60,730)	(628,316)	(2,796)	(30,526)	(30,794)	(340,635)	(142,077)	(1,386,620)	(113,252)	(1,100,926)
Administrative Class	(1,067)	(11,206)	0	0	0	0	0	0	(22,592)	(219,856)	(30,106)	(293,684)
Other Classes	(24,325)	(254,876)	(17,334)	(178,430)	(5,817)	(63,583)	(4,815)	(53,080)	(96,962)	(942,969)	(115,806)	(1,128,710)
Net increase (decrease) resulting from Fund share transactions	352,649	$3,696,849	42,762	$437,462	359	$4,174	(28,856)	$(319,107)	2,389	$27,650	69,830	$688,273

	Investment Grade Corporate Bond Fund				Long Duration Total Return Fund		Long-Term U.S. Government Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Period from 08/31/2006 to 03/31/2007		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	900	$9,307	1,086	$11,300	449	$4,500	47,043	$494,599	151,683	$1,685,150
Administrative Class	53	539	54	552	0	0	2,493	26,551	4,278	47,682
Other Classes	2,185	22,438	2,138	22,247	0	0	9,443	100,055	7,634	84,207
Issued as reinvestment of distributions
Institutional Class	131	1,345	111	1,156	10	102	5,703	59,875	5,168	56,362
Administrative Class	6	59	4	43	0	0	399	4,209	389	4,284
Other Classes	87	897	37	384	0	0	720	7,610	541	5,943
Cost of shares redeemed
Institutional Class	(536)	(5,508)	(1,072)	(11,186)	0	0	(142,626)	(1,499,820)	(38,054)	(419,327)
Administrative Class	(143)	(1,469)	(36)	(371)	0	0	(3,810)	(40,153)	(5,464)	(59,839)
Other Classes	(1,069)	(10,946)	(244)	(2,531)	0	0	(7,514)	(79,176)	(7,815)	(85,953)
Net increase (decrease) resulting from Fund share transactions	1,614	$16,662	2,078	$21,594	459	$4,602	(88,149)	$(926,250)	118,360	$1,318,509

Annual Report	March 31, 2007	153

Notes to Financial Statements  (Cont.)

	Low Duration Fund				Low Duration Fund II				Low Duration Fund III
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	293,683	$2,912,011	388,485	$3,908,975	6,993	$66,594	15,412	$149,669	10,093	$98,498	9,217	$91,057
Administrative Class	10,139	100,422	14,606	146,542	10	94	172	1,669	0	0	0	10
Other Classes	48,813	483,488	76,896	774,310	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	35,359	350,697	34,088	342,181	1,489	14,208	1,940	18,762	479	4,681	422	4,162
Administrative Class	1,268	12,573	1,254	12,586	4	42	5	51	1	1	0	1
Other Classes	8,517	84,467	9,548	95,866	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(403,024)	(3,992,515)	(458,972)	(4,611,076)	(21,428)	(204,232)	(27,004)	(261,061)	(12,797)	(124,820)	(4,661)	(46,374)
Administrative Class	(16,416)	(162,481)	(23,916)	(240,878)	(40)	(380)	(160)	(1,549)	0	0	0	(4)
Other Classes	(134,227)	(1,329,227)	(180,801)	(1,819,089)	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(155,888)	$(1,540,565)	(138,812)	$(1,390,583)	(12,972)	$(123,674)	(9,635)	$(92,459)	(2,224)	$(21,640)	4,978	$48,852

	Moderate Duration Fund				Money Market Fund				Real Return Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	38,041	$378,386	43,813	$446,159	221,387	$221,386	115,406	$115,405	204,306	$2,201,452	224,606	$2,531,141
Administrative Class	0	0	0	0	16,424	16,424	45,123	45,123	20,762	224,316	35,581	404,139
Other Classes	0	0	0	0	273,225	273,225	260,835	260,836	121,542	1,312,856	218,179	2,471,851
Issued as reinvestment of distributions
Institutional Class	7,840	78,063	8,467	85,951	8,560	8,560	4,173	4,173	22,207	240,567	26,787	301,340
Administrative Class	0	0	0	0	421	420	312	312	1,541	16,688	4,411	50,042
Other Classes	0	0	0	0	7,800	7,798	5,580	5,580	17,040	184,542	30,666	345,474
Cost of shares redeemed
Institutional Class	(73,302)	(727,528)	(54,711)	(552,846)	(182,404)	(182,404)	(174,160)	(174,160)	(275,468)	(2,980,942)	(130,501)	(1,476,733)
Administrative Class	0	0	0	0	(32,791)	(32,791)	(60,864)	(60,864)	(17,568)	(189,447)	(94,142)	(1,054,123)
Other Classes	0	0	0	0	(258,806)	(258,806)	(348,708)	(348,708)	(305,863)	(3,301,480)	(252,101)	(2,833,460)
Net increase (decrease) resulting from Fund share transactions	(27,421)	$(271,079)	(2,431)	$(20,736)	53,816	$53,812	(152,303)	$(152,303)	(211,501)	$(2,291,448)	63,486	$739,671

	Short-Term Fund				StocksPLUS® Fund				Total Return Mortgage Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	193,179	$1,925,698	289,320	$2,896,596	12,600	$135,312	331,845	$319,016	3,742	$39,653	3,998	$42,595
Administrative Class	57,099	568,729	49,326	493,782	269	2,779	8,583	83,609	1,729	18,356	388	4,090
Other Classes	13,002	129,738	17,131	171,437	3,950	40,828	9,025	87,397	8,627	91,290	5,896	62,672
Issued as reinvestment of distributions
Institutional Class	8,544	85,209	7,306	73,090	2,331	25,081	1,647	16,712	1,129	11,921	1,463	15,559
Administrative Class	4,898	48,847	2,802	28,024	129	1,361	271	2,694	58	614	39	419
Other Classes	1,793	17,877	1,832	18,339	825	8,559	600	5,901	637	6,727	492	5,232
Cost of shares redeemed
Institutional Class	(214,761)	(2,141,882)	(330,898)	(3,312,024)	(26,589)	(286,899)	(56,390)	(557,321)	(14,180)	(147,670)	(14,065)	(150,292)
Administrative Class	(35,381)	(352,848)	(25,111)	(251,415)	(1,065)	(11,064)	(18,729)	(184,952)	(887)	(9,238)	(308)	(3,292)
Other Classes	(31,420)	(313,355)	(57,560)	(575,998)	(11,333)	(116,297)	(19,180)	(185,640)	(6,233)	(65,683)	(5,804)	(61,652)
Net increase (decrease) resulting from Fund share transactions	(3,047)	$(31,987)	(45,852)	$(458,169)	(18,883)	$(200,340)	(42,328)	$(412,584)	(5,378)	$(54,030)	(7,901)	$(84,669)

154	PIMCO Funds	Bond Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Convertible Fund, Diversified Income Fund, Extended Duration Fund, Floating Income Fund, GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long Duration Total Return Fund, Long-Term U.S. Government Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Moderate Duration Fund, Money Market Fund, Real Return Fund, Short-Term Fund, StocksPLUS® Fund, and Total Return Mortgage Fund, eighteen of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	155

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Convertible Fund	24.75%	28.10%	$527	$0
Diversified Income Fund	0.10%	0.10%	54,843	506
Extended Duration Fund	0.00%	0.00%	82	24
Floating Income Fund	0.33%	0.33%	123,341	9,254
GNMA Fund	0.00%	0.00%	11,666	0
High Yield Fund	0.45%	0.45%	397,873	0
Investment Grade Corporate Bond Fund	0.31%	0.31%	2,244	0
Long Duration Total Return Fund	0.00%	0.00%	92	0
Long-Term U.S. Government Fund	0.00%	0.00%	74,115	0
Low Duration Fund	1.45%	1.85%	435,344	0
Low Duration Fund II	2.26%	2.85%	16,229	0
Low Duration Fund III	0.71%	0.97%	4,569	0
Moderate Duration Fund	0.48%	0.70%	67,699	0
Money Market Fund	0.00%	0.00%	0	0
Real Return Fund	0.01%	0.01%	401,595	3,229
Short-Term Fund	0.08%	0.12%	151,464	0
StocksPLUS® Fund	1.72%	2.17%	35,482	0
Total Return Mortgage Fund	0.00%	0.00%	20,304	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

156	PIMCO Funds	Bond Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

157	PIMCO Funds	Bond Funds

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2007	158

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-20316-03

Share Classes	Institutional and Administrative

Annual Report  March 31, 2007

International Bond Funds

Developing Local Markets Fund

Emerging Local Bond Fund

Emerging Markets Bond Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		11
Financial Highlights		12
Statements of Assets and Liabilities		16
Statements of Operations		18
Statements of Changes in Net Assets		20
Notes to Financial Statements		81
Report of Independent Registered Public Accounting Firm		91
Federal Income Tax Information		92
Management of the Trust		93
Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO Emerging Local Bond Fund		95

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	4	22
Emerging Local Bond Fund	5	30
Emerging Markets Bond Fund	6	33
Foreign Bond Fund (Unhedged)	7	40
Foreign Bond Fund (U.S. Dollar-Hedged)	8	51
Global Bond Fund (Unhedged)	9	62
Global Bond Fund (U.S. Dollar-Hedged)	10	72

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO International Bond Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

■

Most global central banks remained focused on inflation risks during the period, despite financial market volatility, fears of a pronounced bout of risk aversion and concerns that a U.S. slowdown would spread. After raising the Federal Funds Rate twice early in the period, the Federal Reserve paused at a Federal Funds Rate of 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The European Central Bank raised the overnight rate five times to an eventual rate of 3.75% and the Bank of England raised interest rates three times during the period to 5.25%. The Bank of Japan began the process of normalizing Japanese interest rates and raised interest rates twice over the period to 0.50%.

■

Global bond indexes generally posted positive total returns during the period despite a difficult interest rate environment in many regions of the world in light of central bank interest rate policy moves. The yield on the benchmark ten-year U.S. Treasury decreased by 0.20% to end the period at 4.64%. Yields on European and U.K. government bonds rose. Yields on Japanese government bonds were mixed. Intermediate rates fell while rates associated with short- and long-term maturities rose.

■

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

■	Emerging market bonds returned 10.87%, as measured by the JPMorgan Emerging Markets Bond Index Global.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high-yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. security risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, and/or service fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Developing Local Markets Fund (9/06), Emerging Markets Bond Fund (9/98), Foreign Bond Fund (Unhedged) (2/06), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Global Bond Fund (Unhedged) (7/96) and Global Bond Fund (U.S. Dollar-Hedged) (9/03). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional and Administrative Classes are based on the historical performance of Class A shares, adjusted to reflect that the Institutional and Administrative Classes do not have a sales charge, and the different operating expenses associated with the Institutional and Administrative Classes, such as 12b-1 distribution and servicing fees (Administrative Class only) and administrative fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	International Bond Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from October 1, 2006 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	3

PIMCO Developing Local Markets Fund	Institutional Class	PLMIX
	Administrative Class	PDEVX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	52.6%
Sovereign Issues	15.5%
Asset-Backed Securities	12.7%
Short-Term Instruments	12.2%
Mortgage-Backed Securities	3.7%
Other	3.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	10.45%	9.91%
PIMCO Developing Local Markets Fund Administrative Class	10.17%	9.64%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	11.82%	10.39%
Lipper International Income Fund Average	6.77%	2.82%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,078.17	$1,076.82	$1,020.69	$1,019.45
Expenses Paid During Period†	$4.40	$5.70	$4.28	$5.54

† For each class of the Fund, actual expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

»

An overweight position to Brazil benefited returns as the country sub index to the Fund’s Benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), returned 20.88% for the twelve-month period.

»	An overweight in Slovakia benefited performance as Slovakian credits outperformed during the period due to revaluation of the Slovakian koruna as the country prepares for Euro adoption by 2009.

»	An underweight in Thailand detracted from performance as Thai credits outperformed the Fund’s benchmark.

»	An underweight to Hungary detracted from performance as the Hungarian forint returned 17.37% over the twelve-month period.

»

An underweight to Turkey detracted from performance. Although the Turkish lira decreased during the past twelve months, the country sub index of the Fund’s benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), returned 15.35% for the twelve-month period due to the lira’s status as the highest-yielding currency in the Fund’s benchmark.

4	PIMCO Funds	International Bond Funds

PIMCO Emerging Local Bond Fund	Institutional Class	PELBX

Allocation Breakdown*

Short-Term Instruments	29.9%
Mexico	11.1%
South Africa	10.4%
Czech Republic	9.7%
Turkey	9.2%
Brazil	9.1%
Poland	7.7%
Hungary	6.7%
Other	6.2%

*	% of Total Investments as of 03/31/2007

A line graph is not included since the Fund has less than six months of audited financial statements.

Average Annual Total Return for the period ended March 31, 2007
Fund Inception (12/29/06)**
PIMCO Emerging Local Bond Fund Institutional Class	1.24%
JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	3.67%
Lipper Emerging Markets Debt Fund Average	2.33%

All Fund returns are net of fees and expenses.

** The Fund began operations on 12/29/06. Index comparisons began on 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 12/28/2006, as supplemented to date, is 0.98% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (12/29/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,012.42	$1,019.25
Expenses Paid During Period†	$2.89	$5.74

† Expenses are equal to the net annualized expense ratio of 0.95% for the Institutional Class, multiplied by the average account value over the period, multiplied by 93/182 (to reflect the period since the Fund commenced operations on 12/29/06). The annualized expense ratio of 0.95% reflects net annualized expenses after application of an expense reduction of 0.05%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets.

»

PIMCO generally considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

»	An overweight to Brazil benefited returns. The country sub index outperformed the overall emerging markets local bond sector in the first quarter of 2007.

»	An overweight in Mexico detracted from performance as the Mexican peso declined on weak export growth.

»	An underweight in Thailand detracted from performance as Thai credits outperformed the Fund’s benchmark. Thailand was removed from the JPMorgan GBI EM Global Diversified Index on March 1, 2007.

»	An underweight to Hungary detracted from performance; the country sub index returned 4.73% in the first quarter of 2007.

»	An underweight to Turkey detracted from performance. The country sub index returned 7.63% and local bonds had strong returns in the first quarter of 2007 supported by lower rates.

Annual Report	March 31, 2007	5

PIMCO Emerging Markets Bond Fund	Institutional Class	PEBIX
	Administrative Class	PEBAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	25.0%
Brazil	20.7%
Russia	13.0%
Mexico	12.5%
Venezuela	5.1%
Other	23.7%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	10.76%	14.39%	13.33%
PIMCO Emerging Markets Bond Fund Administrative Class	10.48%	14.10%	13.04%
JPMorgan Emerging Markets Bond Index Global	10.87%	13.34%	9.77%
Lipper Emerging Markets Debt Fund Average	10.95%	14.18%	10.12%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.85% for the Institutional Class shares and 1.10% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,062.55	$1,061.17	$1,020.69	$1,019.45
Expenses Paid During Period†	$4.37	$5.65	$4.28	$5.54

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Institutional Class, 1.10% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks to achieve its investment objective by investing at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

»

PIMCO generally considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

»	An overweight position to Brazil benefited performance as the country sub index to the Fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global, returned 15.50% for the twelve-month period.

»	A switch to an underweight position in Ecuador in the fourth quarter of 2006 benefited performance as Ecuadorian debt sold off sharply toward year-end.

»	An underweight to Turkey benefited performance. The country sub index of the Fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global, returned 7.06% on a twelve-month basis.

»	A strategic allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the past twelve months.

»	An overweight to Russia detracted from relative performance as higher-rated countries underperformed over the past twelve months.

»	An underweight to lower-rated countries, such as Uruguay and the Dominican Republic, detracted from performance as lower-rated country credits outperformed the benchmark over the period.

»	An underweight in the Philippines detracted from performance as spreads on the Philippines tightened during the past twelve months.

6	PIMCO Funds	International Bond Funds

PIMCO Foreign Bond Fund (Unhedged)	Institutional Class	PFUIX
	Administrative Class	PFUUX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

United States	59.1%
Japan	11.0%
Germany	9.3%
Short-Term Instruments	6.8%
France	3.8%
Other	10.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	7.47%	4.20%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	7.21%	3.94%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	8.29%	4.39%
Lipper International Income Fund Average	6.77%	4.44%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,030.69	$1,029.40	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.53	$3.79	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

»

A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates on firm growth and higher than expected inflation data.

»

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s rate hikes and tightening bias moved interest rates up and flattened the yield curve.

»	An underweight to intermediate maturities in Japan was negative for performance as yields rallied on an unwinding of expectations for interest rate hikes amidst weaker than expected inflation data.

»	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities performed well during the period given strong investor demand for their high-quality yields.

»	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Annual Report	March 31, 2007	7

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PFORX
	Administrative Class	PFRAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

United States	51.2%
Japan	14.2%
Germany	12.4%
France	6.5%
Short-Term Instruments	5.8%
United Kingdom	3.9%
Other	6.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)**
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	4.05%	5.37%	6.59%	8.01%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	3.79%	5.14%	6.34%	7.76%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.91%	4.82%	6.35%	7.24%
Lipper International Income Fund Average	6.77%	8.65%	5.55%	6.12%

All Fund returns are net of fees and expenses.

** The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,011.24	$1,009.99	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.51	$3.76	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

»	A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

»

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

»	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

»	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities outperformed the benchmark.

»	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

8	PIMCO Funds	International Bond Funds

PIMCO Global Bond Fund (Unhedged)	Institutional Class	PIGLX
	Administrative Class	PADMX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

United States	54.4%
Japan	15.7%
Germany	13.7%
Short-Term Instruments	5.9%
France	1.7%
Other	8.6%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (11/23/93)**
PIMCO Global Bond Fund (Unhedged) Institutional Class	6.81%	9.75%	6.15%	6.78%
PIMCO Global Bond Fund (Unhedged) Administrative Class	6.55%	9.49%	5.90%	6.53%
JPMorgan GBI Global FX NY Index Unhedged in USD	7.73%	8.90%	5.87%	5.97%
Lipper Global Income Fund Average	6.85%	7.52%	5.51%	6.01%

All Fund returns are net of fees and expenses.

** The Fund began operations on 11/23/93. Index comparisons began on 11/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.55% for the Institutional Class shares and 0.81% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,026.01	$1,024.76	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.78	$4.04	$2.77	$4.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

»	A focus on the short-to-intermediate portion of the U.K curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

»

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s rate hikes and tightening bias moved interest rates up and flattened the yield curve.

»	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

»	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities outperformed the benchmark.

»	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Annual Report	March 31, 2007	9

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Institutional Class	PGBIX
	Administrative Class	PGDAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

United States	54.2%
Japan	13.3%
Germany	12.3%
France	5.1%
Short-Term Instruments	6.0%
Other	9.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)**
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	4.32%	5.62%	6.42%	7.31%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	4.13%	5.31%	6.14%	7.03%
JPMorgan GBI Global Hedged in USD	5.16%	4.98%	6.32%	6.68%
Lipper Global Income Fund Average	6.85%	7.52%	5.51%	6.05%

All Fund returns are net of fees and expenses.

** The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.55% for the Institutional Class shares and 0.80% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,013.40	$1,012.59	$1,022.19	$1,020.94
Expenses Paid During Period†	$2.76	$4.01	$2.77	$4.03

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

»	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

»	A focus on the short-to-intermediate portion of the U.K. yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

»

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

»	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

»	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities outperformed the benchmark.

»	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

10	PIMCO Funds	International Bond Funds

Benchmark Descriptions

Index	Description

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global is an unmanaged index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. Dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. Dollars on a hedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified (USD Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

Annual Report	March 31, 2007	11

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Institutional Class
03/31/2007	$10.46	$0.48	$0.58	$1.06	$(0.48)	$(0.25)
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)
Administrative Class
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)

Emerging Local Bond Fund
Institutional Class
12/29/2006 - 03/31/2007	$10.00	$0.15	$(0.03)	$0.12	$(0.13)	$0.00

Emerging Markets Bond Fund
Institutional Class
03/31/2007	$11.14	$0.58	$0.57	$1.15	$(0.62)	$(0.54)
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)
03/31/2004	10.05	0.49	1.81	2.30	(0.54)	(1.08)
03/31/2003	9.60	0.64	0.76	1.40	(0.70)	(0.25)
Administrative Class
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)
03/31/2004	10.05	0.52	1.75	2.27	(0.51)	(1.08)
03/31/2003	9.60	0.61	0.76	1.37	(0.67)	(0.25)

Foreign Bond Fund (Unhedged)
Institutional Class
03/31/2007	$9.90	$0.38	$0.35	$0.73	$(0.35)	$(0.07)
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)
Administrative Class
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2007	$10.30	$0.36	$0.05	$0.41	$(0.31)	$(0.21)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)
03/31/2004	10.70	0.35	0.01	0.36	(0.33)	(0.21)
03/31/2003	10.39	0.47	0.50	0.97	(0.27)	(0.25)
Administrative Class
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)
03/31/2004	10.70	0.33	0.00	0.33	(0.30)	(0.21)
03/31/2003	10.39	0.44	0.52	0.96	(0.27)	(0.25)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.40%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.51%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses, the ratio of expenses to average net assets would have been 1.18%.

12	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.73)	$10.79	10.45%	$2,862,054	0.85%		0.85%		4.55%		11%
0.00	(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	3.54	*	6

0.00	(0.48)	10.79	8.09	11	1.10	*	1.10	*	4.39	*	11

$0.00	$(0.13)	$9.99	1.24%	$622,414	1.15	%*(d)	1.14	%*(e)	6.13	%*	15%

$0.00	$(1.16)	$11.13	10.76%	$1,758,895	0.85%		0.85%		5.25%		238%
0.00	(0.96)	11.14	14.72	2,145,193	0.85		0.85		5.36		280
0.00	(0.89)	10.58	7.18	1,434,181	0.85		0.85		4.25		415
0.00	(1.62)	10.73	23.86	779,572	0.85		0.85		4.55		461
0.00	(0.95)	10.05	16.11	445,720	0.87		0.85		6.95		388

0.00	(1.13)	11.13	10.48	30,661	1.10		1.10		5.00		238
0.00	(0.93)	11.14	14.43	23,798	1.10		1.10		5.10		280
0.00	(0.87)	10.58	6.91	18,282	1.10		1.10		3.98		415
0.00	(1.59)	10.73	23.55	10,108	1.10		1.10		4.72		461
0.00	(0.92)	10.05	15.85	31,735	1.12		1.10		6.58		388

$0.00	$(0.42)	$10.21	7.47%	$1,199,990	0.50%		0.50%		3.79%		644%
(0.22)	(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		3.38		480
0.00	(0.29)	10.83	11.27	992,593	0.50	*(c)	0.50	*(c)	2.27	*	344

0.00	(0.40)	10.21	7.21	619,704	0.75		0.75		3.61		644
(0.03)	(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	3.72	*	480

$(0.02)	$(0.54)	$10.17	4.05%	$1,950,374	0.50%		0.50%		3.55%		653%
0.00	(0.66)	10.30	3.81	1,664,360	0.50		0.50		3.42		571
0.00	(0.58)	10.56	6.06	1,185,669	0.50		0.50		2.90		477
0.00	(0.54)	10.52	3.46	949,420	0.51		0.50		3.30		711
(0.14)	(0.66)	10.70	9.58	800,237	0.50		0.50		4.40		589

(0.02)	(0.52)	10.17	3.79	52,182	0.75		0.75		3.30		653
0.00	(0.63)	10.30	3.55	56,200	0.75		0.75		3.16		571
0.00	(0.56)	10.56	5.80	62,996	0.75		0.75		2.65		477
0.00	(0.51)	10.52	3.21	44,548	0.76		0.75		3.05		711
(0.13)	(0.65)	10.70	9.49	31,805	0.75		0.75		4.15		589

Annual Report	March 31, 2007	13

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Global Bond Fund (Unhedged)
Institutional Class
03/31/2007	$9.50	$0.34	$0.30	$0.64	$(0.31)	$0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)
03/31/2004	10.11	0.32	1.13	1.45	(0.29)	(0.79)
03/31/2003	8.33	0.47	1.73	2.20	(0.42)	0.00
Administrative Class
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)
03/31/2004	10.11	0.31	1.11	1.42	(0.26)	(0.79)
03/31/2003	8.33	0.44	1.74	2.18	(0.40)	0.00

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2007	$9.66	$0.34	$0.07	$0.41	$(0.32)	$(0.14)
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)
03/31/2004	10.10	0.30	0.09	0.39	(0.29)	(0.17)
03/31/2003	9.42	0.44	0.64	1.08	(0.40)	0.00
Administrative Class
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)
09/30/2003 - 03/31/2004	10.00	0.13	0.20	0.33	(0.13)	(0.17)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

14	PIMCO Funds	International Bond Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.31)	$9.83	6.81%	$917,437	0.55%	0.55%	3.48%	543%
(0.03)	(0.28)	9.50	(3.74)	788,283	0.55	0.55	3.32	551
0.00	(0.98)	10.16	6.30	1,220,538	0.55	0.55	2.60	278
0.00	(1.08)	10.48	14.84	874,145	0.56	0.55	3.13	649
0.00	(0.42)	10.11	26.89	497,829	0.56	0.55	5.04	483

0.00	(0.28)	9.83	6.55	98,536	0.80	0.80	3.23	543
(0.03)	(0.26)	9.50	(3.97)	77,162	0.81	0.80	2.96	551
0.00	(0.95)	10.16	6.03	56,706	0.80	0.80	2.36	278
0.00	(1.05)	10.48	14.57	41,821	0.81	0.80	2.93	649
0.00	(0.40)	10.11	26.59	37,875	0.81	0.80	4.63	483

$0.00	$(0.46)	$9.61	4.32%	$164,460	0.55%	0.55%	3.55%	581%
0.00	(0.68)	9.66	3.41	170,002	0.55	0.55	3.41	372
0.00	(0.51)	10.00	4.89	126,788	0.55	0.55	2.71	245
0.00	(0.46)	10.03	3.98	115,430	0.56	0.55	2.97	577
0.00	(0.40)	10.10	11.70	114,956	0.57	0.55	4.44	413

0.00	(0.44)	9.61	4.13	11	0.80	0.80	3.34	581
0.00	(0.65)	9.66	3.13	11	0.80	0.80	3.15	372
0.00	(0.49)	10.00	4.63	11	0.80	0.80	2.47	245
0.00	(0.30)	10.03	2.41	10	0.81 *	0.80 *	2.59 *	577

Annual Report	March 31, 2007	15

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Assets:
Investments, at value	$3,469,571	$653,789	$2,576,178
Cash	4,182	2,363	9,674
Foreign currency, at value	6,315	2,170	1,448
Receivable for investments sold	18,323	881	96,329
Receivable for investments sold on a delayed-delivery basis	0	0	0
Receivable for Fund shares sold	8,032	0	3,736
Interest and dividends receivable	33,270	10,310	33,551
Variation margin receivable	0	0	0
Manager reimbursement receivable	0	28	0
Swap premiums paid	12	311	2,194
Unrealized appreciation on forward foreign currency contracts	101,082	4,232	4,037
Unrealized appreciation on swap agreements	8,696	1,955	31,548
	3,649,483	676,039	2,758,695

Liabilities:
Payable for investments purchased	221,562	49,450	60,673
Payable for investments purchased on a delayed-delivery basis	0	0	144,851
Payable for short sales	0	0	15,253
Payable for Fund shares redeemed	7,303	0	5,497
Dividends payable	1,050	0	2,222
Overdraft due to custodian	0	0	0
Written options outstanding	0	0	0
Accrued investment advisory fee	1,305	174	986
Accrued administration fee	1,230	194	974
Accrued distribution fee	30	0	148
Accrued servicing fee	115	0	161
Variation margin payable	0	3	284
Recoupment payable to Manager	7	0	0
Swap premiums received	79	1,054	260
Unrealized depreciation on forward foreign currency contracts	18,443	2,658	716
Unrealized depreciation on swap agreements	13	90	3,894
Other liabilities	36	2	0
	251,173	53,625	235,919

Net Assets	$3,398,310	$622,414	$2,522,776

Net Assets Consist of:
Paid in capital	$3,259,067	$612,697	$2,355,174
Undistributed (overdistributed) net investment income	41,231	(44)	2,164
Accumulated undistributed net realized gain (loss)	(3,614)	(46)	8,154
Net unrealized appreciation (depreciation)	101,626	9,807	157,284
	$3,398,310	$622,414	$2,522,776

Net Assets:
Institutional Class	$2,862,054	$622,414	$1,758,895
Administrative Class	11	0	30,661
Other Classes	536,245	0	733,220

Shares Issued and Outstanding:
Institutional Class	265,213	62,307	158,044
Administrative Class	1	0	2,755

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.79	$9.99	$11.13
Administrative Class	10.79	NA	11.13

Cost of Investments Owned	$3,460,785	$647,591	$2,452,631
Cost of Foreign Currency Held	$6,210	$2,162	$1,451
Proceeds Received on Short Sales	$0	$0	$14,373
Premiums Received on Written Options	$0	$0	$0

16	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar-Hedged)

$4,051,501	$4,750,451	$1,907,078	$362,381
7	0	31	0
37,110	45,944	12,411	4,510
2,817,939	2,479,299	530,659	92,375
2,894	95,213	0	318
16,371	5,802	1,965	282
23,328	40,527	12,868	2,813
0	1,262	1,424	438
0	0	0	0
40,068	37,694	8,487	2,326
17,878	4,777	3,047	342
28,564	31,022	11,931	2,508
7,035,660	7,491,991	2,489,901	468,293

3,730,517	3,288,154	943,108	162,381
452,139	754,096	282,624	37,080
443,657	771,580	215,954	54,504
3,829	10,638	719	189
819	1,132	275	88
0	5,991	0	0
10,398	12,718	4,318	735
512	561	223	45
604	661	267	59
188	73	19	15
114	125	0	9
1,373	1,928	1,783	518
0	0	0	0
16,159	23,517	10,175	1,895
3,893	23,870	1,854	1,681
24,658	30,427	12,606	2,840
0	2	3	1
4,688,860	4,925,473	1,473,928	262,040

$2,346,800	$2,566,518	$1,015,973	$206,253

$2,367,323	$2,607,333	$1,034,899	$211,642
(12,758)	(53,324)	(9,430)	(3,494)
(12,632)	(5,911)	(4,405)	(1,332)
4,867	18,420	(5,091)	(563)
$2,346,800	$2,566,518	$1,015,973	$206,253

$1,199,990	$1,950,374	$917,437	$164,460
619,704	52,182	98,536	11
527,106	563,962	0	41,782

117,558	191,825	93,283	17,112
60,710	5,132	10,019	1

$10.21	$10.17	$9.83	$9.61
10.21	10.17	9.83	9.61

$4,060,471	$4,707,696	$1,909,225	$361,383
$37,202	$46,081	$12,435	$4,526
$442,474	$767,497	$214,929	$54,478
$13,453	$15,700	$5,507	$913

Annual Report	March 31, 2007	17

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	Developing Local Markets Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund

Investment Income:
Interest, net of foreign taxes*	$159,692	$4,582	$156,257
Dividends, net of foreign taxes*	0	0	450
Miscellaneous income	114	0	34
Total Income	159,806	4,582	156,741

Expenses:
Investment advisory fees	13,283	279	11,516
Administration fees	12,468	311	11,403
Distribution and/or servicing fees - Administrative Class	0	0	76
Distribution and/or servicing fees - Other Classes	1,336	0	3,662
Trustees’ fees	7	0	6
Organization costs	0	30	0
Interest expense	0	12	0
Miscellaneous expense	52	120	24
Total Expenses	27,146	752	26,687
Reimbursement by Manager	0	(28)	0
Net Expenses	27,146	724	26,687

Net Investment Income	132,660	3,858	130,054

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,583	(247)	69,828
Net realized gain (loss) on futures contracts, options and swaps	1,137	97	24,752
Net realized gain (loss) on foreign currency transactions	90,198	(236)	(5,546)
Net change in unrealized appreciation (depreciation) on investments	9,144	6,198	(1,267)
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	8,580	1,942	17,168
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	68,327	1,667	3,424
Net Gain	179,969	9,421	108,359

Net Increase in Net Assets Resulting from Operations	$312,629	$13,279	$238,413

* Foreign tax withholding	$131	$2	$0

18	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$81,211	$98,103	$37,794	$8,250
0	603	123	162
20	21	22	4
81,231	98,727	37,939	8,416

4,707	6,076	2,349	511
5,663	7,317	2,819	679
771	133	219	0
1,894	2,393	0	289
5	6	2	1
0	0	0	0
34	88	7	6
2	2	1	1
13,076	16,015	5,397	1,487
0	0	0	0
13,076	16,015	5,397	1,487

68,155	82,712	32,542	6,929

21,499	73,232	22,357	1,042
(3,924)	15,467	1,372	1,577
(2,474)	(52,476)	(3,329)	(3,419)
27,506	21,319	11,814	5,414
(4,281)	(21,172)	(5,999)	(1,313)
15,606	(27,269)	1,224	(1,997)
53,932	9,101	27,439	1,304

$122,087	$91,813	$59,981	$8,233

$0	$0	$5	$0

Annual Report	March 31, 2007	19

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Local Bond Fund	Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Period from December 29, 2006 to March 31, 2007	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$132,660	$23,804	$3,858	$130,054	$140,644
Net realized gain (loss)	93,918	28,010	(386)	89,034	134,063
Net change in unrealized appreciation (depreciation)	86,051	15,574	9,807	19,325	77,982
Net increase (decrease) resulting from operations	312,629	67,388	13,279	238,413	352,689

Distributions to Shareholders:
From net investment income
Institutional Class	(115,519)	(20,990)	(3,562)	(98,371)	(106,694)
Administrative Class	0	0	0	(1,636)	(1,140)
Other Classes	(18,201)	(2,974)	0	(38,969)	(38,535)
From net realized capital gains
Institutional Class	(69,128)	(2,369)	0	(82,747)	(64,491)
Administrative Class	0	0	0	(1,657)	(643)
Other Classes	(11,110)	(483)	0	(35,686)	(24,866)
Tax basis return of capital
Institutional Class	0	0	0	0	0
Administrative Class	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(213,958)	(26,816)	(3,562)	(259,066)	(236,369)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,158,444	1,608,258	619,995	637,756	1,234,451
Administrative Class	10	0	0	22,623	12,054
Other Classes	341,185	290,231	0	222,926	396,734
Issued as reinvestment of distributions
Institutional Class	175,608	22,792	3,566	162,053	163,100
Administrative Class	0	0	0	2,970	1,559
Other Classes	23,715	2,813	0	58,291	50,477
Cost of shares redeemed
Institutional Class	(1,202,354)	(21,778)	(10,864)	(1,169,001)	(768,748)
Administrative Class	0	0	0	(18,547)	(9,059)
Other Classes	(122,807)	(17,161)	0	(424,870)	(264,049)
Net increase (decrease) resulting from Fund share transactions	1,373,801	1,885,155	612,697	(505,799)	816,519

Fund Redemption Fee	56	55	0	68	93

Total Increase (Decrease) in Net Assets	1,472,528	1,925,782	622,414	(526,384)	932,932

Net Assets:
Beginning of year or period	1,925,782	0	0	3,049,160	2,116,228
End of year or period*	$3,398,310	$1,925,782	$622,414	$2,522,776	$3,049,160

*Including undistributed (overdistributed) net investment income of:	$41,231	$3,172	$(44)	$2,164	$40,398

20	PIMCO Funds	International Bond Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$68,155	$43,961	$82,712	$74,322	$32,542	$41,973	$6,929	$6,470
15,101	(113,770)	36,223	151,111	20,400	(59,162)	(800)	12,475
38,831	(18,036)	(27,122)	(148,728)	7,039	(42,583)	2,104	(13,041)
122,087	(87,845)	91,813	76,705	59,981	(59,772)	8,233	5,904

(38,399)	(8,435)	(53,712)	(47,347)	(26,855)	(28,302)	(5,300)	(4,683)
(10,440)	0	(1,483)	(1,710)	(2,543)	(4,610)	0	0
(13,997)	(1,309)	(15,300)	(18,145)	0	0	(1,094)	(1,198)

(7,484)	(4)	(35,574)	(50,858)	(435)	0	(2,332)	(5,682)
(3,739)	0	(934)	(2,072)	(45)	0	0	0
(3,327)	(1)	(11,755)	(23,070)	0	0	(627)	(1,898)

0	(21,766)	(3,692)	0	0	(3,147)	0	0
0	0	(111)	0	0	(580)	0	0
0	(8,146)	(1,303)	0	0	0	0	0

(77,386)	(39,661)	(123,864)	(143,202)	(29,878)	(36,639)	(9,353)	(13,461)

718,346	790,174	843,922	966,039	288,181	332,521	35,624	63,266
635,212	10	21,071	50,719	39,339	367,002	14	0
270,465	280,392	155,948	323,000	0	0	10,251	17,519

38,499	27,288	82,462	90,825	23,467	26,879	6,471	9,352
14,178	0	1,902	2,308	2,571	5,183	1	1
13,311	7,225	24,383	35,387	0	0	1,283	2,287

(663,114)	(642,291)	(616,557)	(532,695)	(209,914)	(714,322)	(46,739)	(23,602)
(32,797)	0	(26,452)	(58,087)	(23,297)	(332,678)	(14)	0
(168,484)	(203,213)	(312,304)	(296,106)	0	0	(17,784)	(21,369)
825,616	259,585	174,375	581,390	120,347	(315,415)	(10,893)	47,454

151	35	86	100	78	27	9	15

870,468	132,114	142,410	514,993	150,528	(411,799)	(12,004)	39,912

1,476,332	1,344,218	2,424,108	1,909,115	865,445	1,277,244	218,257	178,345
$2,346,800	$1,476,332	$2,566,518	$2,424,108	$1,015,973	$865,445	$206,253	$218,257

$(12,758)	$(26,711)	$(53,324)	$(69,586)	$(9,430)	$(30,542)	$(3,494)	$(3,640)

Annual Report	March 31, 2007	21

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Lukoil Finance Ltd.
6.020% due 01/11/2009	$10,000	$9,947

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,985

Total Bank Loan Obligations (Cost $14,929)		14,932

CORPORATE BONDS & NOTES 53.7%

BANKING & FINANCE 33.7%
American Express Bank FSB
5.380% due 06/22/2009	1,900	1,900

American Express Centurion Bank
5.319% due 05/07/2008	1,700	1,700
5.380% due 04/17/2009	10,000	10,002
5.480% due 12/17/2009	1,400	1,404

American Express Credit Corp.
5.380% due 05/19/2009	1,400	1,400

American Honda Finance Corp.
5.400% due 03/09/2009	1,100	1,102

American International Group, Inc.
5.350% due 06/23/2008	2,300	2,300

ASIF Global Financing XXVIII
5.400% due 05/03/2007	1,400	1,400

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,594

Banco Santander Chile
5.690% due 12/09/2009	12,000	12,123

Bank of America Corp.
5.360% due 09/25/2009	23,000	23,034
5.370% due 11/06/2009	3,200	3,199

Bank of America N.A.
5.350% due 12/18/2008	5,650	5,648
5.360% due 07/25/2008	15,000	15,006
5.360% due 02/27/2009	4,500	4,502

Bank of Ireland
5.360% due 12/19/2008	2,000	2,002
5.400% due 12/18/2009	43,450	43,493

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	10,750	10,772
5.590% due 01/31/2011	13,500	13,530
5.660% due 01/30/2009	9,900	9,948

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	7,100	7,106
5.410% due 08/11/2009	9,000	8,996
5.410% due 10/09/2009	22,900	22,909
5.420% due 05/18/2009	13,200	13,215

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	9,004

CIT Group, Inc.
5.420% due 12/19/2007	17,500	17,515
5.510% due 08/15/2008	1,400	1,403
5.510% due 01/30/2009	28,400	28,449

Citigroup, Inc.
5.380% due 12/28/2009	19,000	19,002
5.388% due 12/26/2008	2,900	2,902
5.450% due 05/18/2011	8,900	8,915
5.510% due 05/18/2010	12,800	12,842

Colvis Finance
8.000% due 02/02/2009	7,155	7,343

Commonwealth Bank of Australia
5.360% due 06/08/2009	1,600	1,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DnB NORBank ASA
5.430% due 10/13/2009	$1,500	$1,501

Export-Import Bank of Korea
4.125% due 02/10/2009	2,900	2,849
4.250% due 11/27/2007	29,617	29,392
4.250% due 11/06/2008	1,404	1,383
4.500% due 08/12/2009	5,100	5,028

Fortis Bank NY
5.390% due 09/28/2009	16,400	16,419

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	616

General Electric Capital Corp.
5.370% due 03/12/2010	8,900	8,898
5.390% due 10/26/2009	2,600	2,600
5.430% due 08/15/2011	2,800	2,799
5.475% due 12/15/2009	13,400	13,436

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	3,000	3,000
5.440% due 12/22/2008	21,600	21,634
5.440% due 06/23/2009	9,000	9,004
5.450% due 11/10/2008	11,700	11,717
5.460% due 07/29/2008	18,900	18,929
5.548% due 03/02/2010	14,500	14,556

HBOS Treasury Services PLC
5.320% due 07/17/2008	1,500	1,501
5.400% due 07/17/2009	15,300	15,325
5.400% due 12/08/2010	20,100	20,119

HSBC Bank USA N.A.
5.485% due 12/14/2009	1,750	1,756

HSBC Finance Corp.
5.360% due 05/21/2008	1,700	1,701
5.420% due 10/21/2009	2,400	2,401
5.435% due 03/12/2010	1,300	1,301
5.485% due 09/15/2008	14,400	14,432
5.488% due 12/05/2008	1,500	1,504
5.640% due 11/16/2009	8,700	8,750
6.538% due 11/13/2007	5,800	5,827

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	502

ICICI Bank Ltd.
5.900% due 01/12/2010	6,300	6,312
7.550% due 08/15/2007	5,381	5,437

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	4,700	4,768

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,857

International Lease Finance Corp.
5.580% due 05/24/2010	9,000	9,045
5.700% due 04/20/2009	3,900	3,918
5.760% due 01/15/2010	5,000	5,037

John Deere Capital Corp.
5.410% due 04/15/2008	12,010	12,019
5.410% due 07/15/2008	9,000	9,007

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,500	1,500
5.426% due 06/25/2010	19,700	19,701
5.539% due 10/02/2009	8,100	8,137

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	1,700	1,700
5.400% due 12/23/2008	1,425	1,425
5.450% due 10/22/2008	7,900	7,911
5.450% due 01/23/2009	9,000	9,008

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.460% due 08/21/2009	$22,000	$22,014
5.560% due 12/23/2010	5,900	5,915

Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007	23,221	23,255

MBNA Europe Funding PLC
5.430% due 09/07/2007	3,300	3,302

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	1,600	1,600
5.400% due 10/23/2008	3,500	3,501
5.450% due 06/16/2008	3,000	3,005
5.450% due 01/30/2009	9,500	9,511
5.450% due 08/14/2009	11,700	11,706

Morgan Stanley
5.360% due 11/21/2008	1,400	1,400
5.450% due 01/15/2010	8,800	8,803
5.470% due 02/09/2009	10,400	10,414
5.600% due 01/22/2009	8,900	8,907

National Australia Bank Ltd.
5.360% due 10/01/2008	1,500	1,501
5.380% due 09/11/2009	23,400	23,430

Pemex Finance Ltd.
9.690% due 08/15/2009	6,319	6,666

Petroleum Export Ltd.
4.633% due 06/15/2010	997	987
5.265% due 06/15/2011	10,576	10,399

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	8,500	8,507
5.410% due 07/21/2008	1,900	1,902

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	1,500	1,501
5.408% due 11/20/2009	9,000	9,010
5.410% due 09/19/2008	1,800	1,803
5.420% due 02/06/2009	15,000	15,027

Sistema Finance S.A.
10.250% due 04/14/2008	5,850	6,109

SLM Corp.
5.500% due 07/27/2009	31,700	31,723
5.560% due 01/26/2009	4,300	4,312

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	16,085	16,095

Universal City Florida Holding Co. I
10.110% due 05/01/2010	6,500	6,736

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	27,600	27,644
6.100% due 09/21/2007	49,600	49,678
8.260% due 07/30/2007	3,000	3,032

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	2,300	2,299
5.360% due 02/23/2009	4,250	4,248
5.418% due 12/02/2010	9,000	9,006
5.420% due 05/25/2010	9,000	9,025

Wachovia Corp.
5.410% due 10/28/2008	6,000	6,007
5.410% due 12/01/2009	19,500	19,526
5.475% due 03/15/2011	9,000	9,019
5.490% due 10/15/2011	22,800	22,821

Wells Fargo & Co.
5.410% due 03/23/2010	26,400	26,422
5.450% due 01/24/2012	3,700	3,702
5.455% due 09/15/2009	3,700	3,709

Westpac Banking Corp.
5.280% due 06/06/2008	3,500	3,500

22	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
World Savings Bank FSB
5.400% due 06/20/2008	$1,600	$1,601
5.400% due 05/08/2009	500	500
5.473% due 03/02/2009	5,650	5,668

		1,144,371

INDUSTRIALS 14.9%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	22,900	22,964

Cablevision Systems Corp.
9.870% due 04/01/2009	5,000	5,325

Cisco Systems, Inc.
5.440% due 02/20/2009	2,700	2,705

Comcast Corp.
5.660% due 07/14/2009	9,000	9,018

Cox Communications, Inc.
5.905% due 12/14/2007	9,000	9,029

CSC Holdings, Inc.
7.875% due 12/15/2007	4,100	4,156

CSN Iron S.A.
9.125% due 06/01/2007	4,200	4,242

CSN Islands VII Corp.
10.750% due 09/12/2008	11,155	12,131

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	2,100	2,105
5.770% due 03/13/2009	8,500	8,531
5.810% due 08/03/2009	9,300	9,344
5.820% due 09/10/2007	1,350	1,352

Dex Media East LLC
9.875% due 11/15/2009	1,804	1,890

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,385

FedEx Corp.
5.440% due 08/08/2007	5,900	5,905

General Mills, Inc.
5.490% due 01/22/2010	3,700	3,705

Hewlett-Packard Co.
5.485% due 05/22/2009	1,700	1,702

Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,000

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,376

Home Depot, Inc.
5.475% due 12/16/2009	1,800	1,803

JC Penney Corp., Inc.
7.600% due 04/01/2007	2,108	2,108

Mandalay Resort Group
10.250% due 08/01/2007	7,400	7,530

MGM Mirage
9.750% due 06/01/2007	15,350	15,504

Mirage Resorts, Inc.
6.750% due 08/01/2007	2,300	2,314
6.750% due 02/01/2008	1,350	1,364

MMK Finance S.A.
8.000% due 10/21/2008	4,000	4,105

Oracle Corp.
5.590% due 01/13/2009	9,000	9,014

Pemex Project Funding Master Trust
6.125% due 08/15/2008	7,000	7,066
7.160% due 10/15/2009	15,888	16,436
8.500% due 02/15/2008	19,120	19,593
8.850% due 09/15/2007	15,976	16,232
9.375% due 12/02/2008	300	319

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Qwest Communications International, Inc.
8.860% due 02/15/2009	$5,900	$5,988
Reynolds American, Inc.
6.500% due 06/01/2007	1,600	1,603

Roseton
7.270% due 11/08/2010	1,400	1,432

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,048

Safeway, Inc.
5.698% due 03/27/2009	2,000	2,004

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	45,075	45,386
10.500% due 10/21/2009	128,300	144,177

Salomon Brothers AG for OAO Siberian Oil Co.

10.750% due 01/15/2009	3,800	4,138

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	18,420	19,035

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	5,600	5,605

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,303

Time Warner, Inc.
5.590% due 11/13/2009	8,000	8,018

Transocean, Inc.
5.548% due 09/05/2008	9,000	9,013

United Technologies Corp.
5.430% due 06/01/2009	1,700	1,703

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	3,800	3,799

Walt Disney Co.
5.440% due 09/10/2009	19,000	19,038

Xerox Corp.
6.100% due 12/18/2009	3,600	3,642

		506,185

UTILITIES 5.1%
America Movil S.A. de C.V.
5.448% due 06/27/2008	20,400	20,424
5.985% due 04/27/2007	10,600	10,627

AT&T, Inc.
4.214% due 06/05/2007	8,900	8,923
5.450% due 05/15/2008	6,200	6,206
5.460% due 02/05/2010	4,700	4,707
5.570% due 11/14/2008	4,600	4,616

BellSouth Corp.
5.460% due 08/15/2008	15,300	15,314

CMS Energy Corp.
7.500% due 01/15/2009	900	928
8.900% due 07/15/2008	1,400	1,460
9.875% due 10/15/2007	1,500	1,539

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	3,300	3,308
8.000% due 06/15/2010	500	542

Dominion Resources, Inc.
5.540% due 11/14/2008	1,600	1,602
5.650% due 09/28/2007	4,800	4,802

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,898	3,173

Entergy Gulf States, Inc.
6.090% due 12/08/2008	6,300	6,319

Florida Power Corp.
5.760% due 11/14/2008	8,400	8,403

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Korea Electric Power Corp.
4.250% due 09/12/2007	$11,000	$10,938
6.100% due 12/20/2007	1,200	1,206

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	10,200	10,530

Qwest Corp.
5.625% due 11/15/2008	2,900	2,915

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	6,575	6,465

Rogers Wireless, Inc.
8.480% due 12/15/2010	5,000	5,112

Romanian Thermal Power Plants
9.120% due 12/23/2007	5,514	5,626

Telefonica Emisones SAU
5.650% due 06/19/2009	5,000	5,020

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	7,347	7,293

TXU Electric Delivery Co.
5.725% due 09/16/2008	500	500

TXU Energy Co. LLC
5.850% due 09/16/2008	500	500

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	747

Vodafone Group PLC
5.410% due 06/29/2007	13,500	13,502

		173,247

Total Corporate Bonds & Notes (Cost $1,819,747)		1,823,803

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
4.800% due 11/01/2035	831	828
5.380% due 12/25/2036	1,424	1,423
6.133% due 06/01/2043 - 09/01/2044	5,956	6,039

Federal Home Loan Bank
5.500% due 03/02/2009	4,100	4,100

Freddie Mac
4.500% due 04/15/2019	436	434
4.503% due 08/01/2035	145	143
5.000% due 08/15/2016	4,864	4,834
5.580% due 08/25/2031	605	608
5.600% due 09/25/2031	609	609
5.670% due 12/15/2030	1,287	1,292
6.133% due 02/25/2045	4,736	4,758

Total U.S. Government Agencies (Cost $24,996)		25,068

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	744	744

Arkle Master Issuer PLC
5.300% due 11/19/2007	1,900	1,901

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,885	1,885
Bear Stearns Alt-A Trust
5.480% due 02/25/2034	1,291	1,292

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,500	1,515

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	1,783	1,784

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	1,004	1,005

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017	$1,432	$1,433
6.455% due 05/15/2032	1,639	1,658

Countrywide Alternative Loan Trust
5.390% due 10/25/2046	3,849	3,852
5.500% due 01/25/2046	2,400	2,385
5.500% due 02/20/2047	2,869	2,865
5.983% due 02/25/2036	1,004	1,007

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,429	1,430
5.400% due 02/25/2037	1,410	1,411
5.400% due 03/25/2037	1,461	1,463

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	2,663	2,665
5.400% due 01/25/2047	1,493	1,494
5.590% due 11/25/2045	563	564

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	747	747

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,581	1,583
5.450% due 04/19/2038	1,472	1,470
5.510% due 01/19/2038	4,489	4,496
5.560% due 03/19/2037	4,697	4,708

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	1,421	1,422

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,567	1,568

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	3,727	3,730

Merrill Lynch Floating Trust
5.390% due 06/15/2022	1,601	1,602

Morgan Stanley Capital I
5.380% due 10/15/2020	3,247	3,247

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	1,681	1,681
5.620% due 08/25/2035	1,322	1,325

Sequoia Mortgage Trust
4.082% due 04/20/2035	973	960

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	4,729	4,732
5.450% due 03/25/2037	1,509	1,507
5.510% due 06/25/2036	1,174	1,176
5.540% due 05/25/2036	4,063	4,070

Structured Asset Securities Corp.
5.331% due 10/25/2035	1,483	1,478

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,029	1,030
5.430% due 01/25/2037	1,470	1,472

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,722	2,722
5.440% due 04/25/2036	1,500	1,498
5.440% due 08/25/2036	13,128	13,116

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	22,308	22,322

Washington Mutual, Inc.
5.610% due 08/25/2045	436	436
5.663% due 01/25/2047	1,504	1,505
5.743% due 12/25/2046	1,593	1,597
5.892% due 09/25/2046	4,797	4,797
5.892% due 10/25/2046	2,343	2,343
5.983% due 02/25/2046	2,042	2,047
6.183% due 11/25/2042	1,194	1,200

Total Mortgage-Backed Securities (Cost $129,902)		129,940

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 13.0%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	$1,426	$1,427
5.480% due 09/25/2035	1,500	1,501

ACE Securities Corp.
5.370% due 08/25/2036	2,785	2,786
5.370% due 12/25/2036	1,324	1,325
5.390% due 12/25/2035	1,354	1,355
5.400% due 10/25/2036	3,068	3,070
5.430% due 10/25/2035	581	581

American Express Credit Account Master Trust
5.320% due 01/18/2011	1,350	1,349
5.430% due 11/16/2009	1,400	1,401
5.430% due 09/15/2010	1,600	1,603

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	68	68

Argent Securities, Inc.
5.360% due 06/25/2036	568	568
5.370% due 09/25/2036	3,002	3,003
5.370% due 10/25/2036	6,127	6,131
5.390% due 04/25/2036	459	460
5.400% due 03/25/2036	2,279	2,281

Asset-Backed Funding Certificates
5.360% due 09/25/2036	4,423	4,426
5.380% due 10/25/2036	2,646	2,648
5.380% due 11/25/2036	1,113	1,114
5.380% due 01/25/2037	1,178	1,179
5.670% due 06/25/2034	7,932	7,954

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,044	1,045
5.370% due 12/25/2036	1,437	1,437

Bank One Issuance Trust
5.430% due 02/15/2011	700	702

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,282	1,282
5.400% due 12/25/2035	531	532
5.400% due 10/25/2036	1,430	1,430
5.410% due 04/25/2036	938	939
5.520% due 09/25/2034	951	952

Capital One Auto Finance Trust
5.340% due 12/14/2007	531	531

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	1,000	1,001
5.370% due 01/25/2037	1,291	1,292
5.640% due 10/25/2035	1,400	1,403

Chase Credit Card Master Trust
5.420% due 10/15/2009	1,700	1,701
5.430% due 10/15/2010	1,600	1,603
5.430% due 02/15/2011	1,500	1,504
5.440% due 02/15/2010	2,425	2,428

Chase Issuance Trust
5.330% due 12/15/2010	1,700	1,702
5.340% due 02/15/2012	1,155	1,157

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,400	1,402

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	3,812	3,814
5.360% due 12/25/2036	1,377	1,378
5.370% due 11/25/2036	1,304	1,305
5.390% due 01/25/2037	1,427	1,427

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	9,203	9,203
5.370% due 01/25/2037	2,772	2,774

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.370% due 03/25/2037	$4,598	$4,601
5.370% due 05/25/2037	5,707	5,722
5.370% due 07/25/2037	1,473	1,474
5.370% due 08/25/2037	2,385	2,385
5.370% due 12/25/2046	3,784	3,786
5.370% due 03/25/2047	5,165	5,190
5.380% due 03/25/2037	4,300	4,302
5.380% due 09/25/2046	1,017	1,017
5.390% due 06/25/2036	1,260	1,261
5.390% due 07/25/2036	943	943
5.390% due 06/25/2037	1,317	1,317
5.400% due 06/25/2037	1,439	1,440
5.420% due 09/25/2037	1,350	1,350
5.430% due 10/25/2046	6,704	6,706
5.450% due 07/25/2036	955	956
5.480% due 02/25/2036	1,575	1,576
5.510% due 01/25/2036	445	445

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	1,233	1,234
5.410% due 12/25/2037	1,330	1,330

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	2,700	2,702
5.329% due 12/08/2007	677	677

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	983	984
5.360% due 01/25/2038	1,327	1,328
5.370% due 11/25/2036	10,303	10,308
5.370% due 12/25/2036	1,062	1,063
5.390% due 01/25/2036	838	838
5.390% due 12/25/2037	1,410	1,410
5.410% due 01/25/2036	1,937	1,938
5.460% due 05/25/2035	382	382

Fremont Home Loan Trust
5.370% due 10/25/2036	1,246	1,246
5.380% due 01/25/2037	1,426	1,425
5.390% due 02/25/2037	5,696	5,700
5.490% due 01/25/2036	1,505	1,507

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	2,171	2,172

GS Mortgage Securities Corp.
5.430% due 06/25/2035	1,342	1,342

GSAMP Trust
5.390% due 09/25/2036	3,435	3,437
5.390% due 10/25/2036	1,314	1,315
5.390% due 12/25/2036	1,351	1,352
5.410% due 11/25/2035	946	947
5.430% due 11/25/2035	192	192

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,106	1,107

Home Equity Asset Trust
5.380% due 05/25/2037	1,465	1,465
5.410% due 10/25/2035	54	54
5.430% due 02/25/2036	755	756

Home Equity Mortgage Trust
5.410% due 05/25/2036	420	420
5.430% due 02/25/2036	317	317

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	1,328	1,328
5.342% due 11/15/2007	918	918

HSBC Asset Loan Obligation
5.380% due 12/25/2036	1,475	1,474

24	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	$1,496	$1,495
5.370% due 12/25/2036	4,884	4,886
5.400% due 12/25/2035	1,344	1,345

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	753	754

Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	1,094	1,095
5.370% due 11/25/2036	2,607	2,609
5.380% due 04/25/2037	1,241	1,241
5.410% due 03/25/2036	3,033	3,036

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	2,544	2,546

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,320	1,320
5.370% due 08/25/2036	5,550	5,554
5.370% due 10/25/2036	1,494	1,493
5.390% due 03/25/2036	1,475	1,476
5.390% due 11/25/2036	1,334	1,334
5.400% due 08/25/2036	2,942	2,943
5.430% due 08/25/2036	5,200	5,201
5.530% due 06/25/2035	1,275	1,278

Lehman XS Trust
5.390% due 05/25/2046	852	853
5.400% due 04/25/2046	4,266	4,268
5.400% due 08/25/2046	5,829	5,833
5.400% due 11/25/2046	6,219	6,222
5.410% due 05/25/2046	4,404	4,405
5.440% due 11/25/2036	4,111	4,117

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	768	768
5.360% due 07/25/2036	1,726	1,726
5.360% due 11/25/2036	1,273	1,274
5.380% due 04/25/2036	1,659	1,660
5.380% due 10/25/2036	2,204	2,205
5.390% due 03/25/2036	2,567	2,569
5.400% due 02/25/2036	1,585	1,586
5.410% due 01/25/2036	1,594	1,595
5.520% due 11/25/2034	73	73
5.600% due 10/25/2034	5,906	5,916

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	1,130	1,131
5.370% due 03/25/2036	1,552	1,553
5.370% due 01/25/2037	1,474	1,474
5.380% due 10/25/2036	1,204	1,205
5.380% due 11/25/2036	1,450	1,451
5.400% due 01/25/2036	3,379	3,382
5.470% due 11/25/2035	2,320	2,322

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	3,300	3,306

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	760	760
5.370% due 05/25/2037	4,462	4,465
5.380% due 10/25/2037	1,548	1,549
5.390% due 08/25/2036	4,423	4,423
5.390% due 02/25/2037	1,357	1,358
5.390% due 07/25/2037	4,070	4,072
5.400% due 09/25/2037	6,449	6,453

Morgan Stanley ABS Capital I
5.360% due 06/25/2036	926	926
5.360% due 10/25/2036	1,515	1,516
5.360% due 01/25/2037	1,458	1,459
5.370% due 09/25/2036	2,888	2,890
5.370% due 10/25/2036	1,352	1,353
5.370% due 11/25/2036	2,683	2,684
5.380% due 03/25/2036	2,004	2,005
5.400% due 12/25/2035	319	319

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.390% due 02/25/2036	$3,691	$3,694
5.440% due 02/25/2036	1,400	1,401

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	1,325	1,326

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,463	1,464

Nelnet Student Loan Trust
5.146% due 09/25/2012	1,489	1,488

New Century Home Equity Loan Trust
5.390% due 08/25/2036	3,302	3,304
5.440% due 10/25/2035	93	93
5.500% due 05/25/2036	1,400	1,400

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	761	762

Nissan Auto Lease Trust
5.347% due 12/14/2007	752	752

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	416	416

Option One Mortgage Loan Trust
5.370% due 07/25/2036	929	930
5.370% due 01/25/2037	1,403	1,404
5.420% due 11/25/2035	234	234

Park Place Securities, Inc.
5.480% due 09/25/2035	9	9

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,297	1,297
5.390% due 02/25/2037	1,382	1,382
5.400% due 02/25/2036	1,560	1,561
5.400% due 10/25/2036	4,472	4,475
5.420% due 08/25/2046	1,019	1,019
5.430% due 05/25/2025	96	96

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,492	2,494
5.360% due 08/25/2036	3,345	3,347
5.380% due 04/25/2036	2,625	2,627
5.380% due 01/25/2037	1,467	1,467
5.390% due 02/25/2036	1,427	1,428
5.390% due 07/25/2036	4,827	4,828
5.390% due 11/25/2036	4,284	4,286
5.400% due 01/25/2036	1,530	1,531
5.400% due 10/25/2036	3,611	3,613
5.430% due 10/25/2035	136	137
5.430% due 04/25/2037	1,300	1,300

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	493	493

SACO I, Inc.
5.400% due 04/25/2036	211	211

Saxon Asset Securities Trust
5.380% due 11/25/2036	6,572	6,575

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	1,458	1,459
5.370% due 09/25/2036	1,408	1,408
5.380% due 03/25/2036	1,072	1,073
5.380% due 12/25/2036	1,727	1,727
5.400% due 11/25/2036	1,298	1,299

SG Mortgage Securities Trust
5.420% due 10/25/2035	63	63

SLC Student Loan Trust
5.325% due 12/15/2010	153	153

SLM Student Loan Trust
3.800% due 12/15/2038	750	732
5.316% due 10/27/2014	1,300	1,301

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.326% due 04/25/2014	$1,500	$1,501
5.330% due 10/25/2012	4,717	4,719
5.330% due 07/25/2013	1,599	1,600
5.340% due 04/25/2012	2,673	2,675
5.350% due 10/25/2018	1,377	1,377

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	5,368	5,371
5.380% due 11/25/2036	3,233	3,230
5.380% due 12/25/2036	1,099	1,099
5.390% due 05/25/2036	1,138	1,139
5.400% due 01/25/2037	1,377	1,378
5.420% due 10/25/2036	1,165	1,166
5.430% due 11/25/2035	155	155
5.550% due 06/25/2035	1,122	1,123

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,143	1,144
5.365% due 11/25/2037	1,420	1,421
5.380% due 02/25/2037	670	671

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	962	962
5.410% due 07/25/2035	41	41

Structured Asset Securities Corp.
4.900% due 04/25/2035	756	732
5.370% due 10/25/2036	5,441	5,444
5.400% due 11/25/2035	1,053	1,054
5.400% due 01/25/2037	1,211	1,212

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	796	797

Wachovia Auto Owner Trust
5.358% due 11/09/2007	388	389

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037	1,345	1,346
5.380% due 10/25/2036	1,336	1,337

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	1,389	1,390
5.420% due 03/25/2037	1,300	1,300

Total Asset-Backed Securities (Cost $441,650)		441,877

SOVEREIGN ISSUES 15.9%
Banco Nacional de Desenvolvimento Economico e Social
5.667% due 06/16/2008	26,125	25,903

Banque Centrale de Tunisie
7.500% due 09/19/2007	12,650	12,809

Chile Government International Bond
5.625% due 07/23/2007	405	406
5.760% due 01/28/2008	14,100	14,132

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007	6,250	6,333

Guatemala Government Bond
8.500% due 08/03/2007	4,450	4,502

Korea Development Bank
3.875% due 03/02/2009	7,470	7,300
4.250% due 11/13/2007	11,100	11,023
4.750% due 07/20/2009	26,500	26,278
5.480% due 10/31/2008	28,500	28,478
5.490% due 04/03/2010 (a)	38,100	38,121
5.760% due 10/20/2009	39,613	39,901

Mexico Government International Bond
4.625% due 10/08/2008	1,500	1,485
6.060% due 01/13/2009	167,500	169,133

Panama Government International Bond
8.250% due 04/22/2008	7,283	7,494

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Russia Government International Bond
8.250% due 03/31/2010		$38,423	$40,329
10.000% due 06/26/2007		63,335	64,082

Ukraine Government International Bond
8.775% due 08/05/2009		35,025	37,393

Venezuela Government International Bond
6.250% due 12/18/2007		738	740
9.125% due 06/18/2007		3,000	3,030

Total Sovereign Issues (Cost $537,452)			538,872

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%
America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	42,900	3,943

Aries Vermoegensverwaltungs GmbH
6.919% due 10/25/2007	EUR	9,500	12,951

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	22,360	10,018

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		11,250	7,830
10.000% due 01/01/2012		10,000	4,550

Colombia Government International Bond
12.000% due 10/22/2015	COP	13,500,000	6,926

Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	2,837

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	1,881

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	224,500	22,242

Total Foreign Currency-Denominated Issues (Cost $70,238)			73,178

SHORT-TERM INSTRUMENTS 12.4%

CERTIFICATES OF DEPOSIT 3.5%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$3,100	3,101

BNP Paribas
5.262% due 07/03/2008		6,900	6,897
5.262% due 05/28/2008		4,500	4,502
5.270% due 09/23/2008		4,300	4,298

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Calyon Financial, Inc.
5.340% due 01/16/2009	$7,500	$7,500

Dexia S.A.
5.270% due 09/29/2008	4,100	4,101

Fortis Bank NY
5.265% due 04/28/2008	1,800	1,802
5.265% due 06/30/2008	6,300	6,302
5.300% due 09/30/2008	4,100	4,099

HSBC Bank USA N.A.
5.410% due 07/28/2008	1,400	1,402

Nordea Bank Finland PLC
5.262% due 03/31/2008	1,800	1,800
5.308% due 05/28/2008	4,500	4,503

Royal Bank of Canada
5.267% due 06/30/2008	14,200	14,215

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	9,400	9,400
5.265% due 03/26/2008	8,700	8,699

Skandinav Enskilda BK
5.270% due 08/21/2008	1,800	1,800
5.272% due 08/21/2008	3,200	3,200
5.340% due 08/21/2008	1,500	1,500
5.350% due 02/13/2009	4,600	4,603

Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008	1,800	1,801

Societe Generale NY
5.258% due 06/11/2007	1,300	1,300
5.258% due 06/20/2007	1,400	1,400
5.270% due 03/25/2008	8,700	8,700
5.271% due 06/30/2008	2,800	2,801

Unicredito Italiano NY
5.358% due 05/06/2008	4,800	4,801
5.360% due 05/29/2008	4,400	4,402

		118,929

COMMERCIAL PAPER 8.4%
Bank of Ireland
5.240% due 06/14/2007	75,100	74,794

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	4,100	4,050

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.200% due 10/26/2007		$32,600	$32,027

Rabobank USA Financial Corp.
5.390% due 06/06/2007		15,300	15,300

Societe Generale NY
5.210% due 08/22/2007		48,400	47,907

Time Warner, Inc.
5.360% due 04/12/2007		1,700	1,698

UBS Finance Delaware LLC
5.185% due 08/01/2007		55,100	55,100
5.225% due 08/01/2007		43,000	42,606

Viacom, Inc.
5.620% due 05/29/2007		13,400	13,400

			286,882

REPURCHASE AGREEMENTS 0.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007		3,000	3,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $3,065. Repurchase proceeds are $3,001.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007		6,553	6,553

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $6,685. Repurchase proceeds are $6,556.)

EGYPT TREASURY BILLS 0.2%
9.690% due 02/05/2008	EGP	40,000	6,537

Total Short-Term Instruments (Cost $421,871)			421,901

Total Investments (b) 102.1% (Cost $3,460,785)			$3,469,571

Other Assets and Liabilities (Net) (2.1%)			(71,261)

Net Assets 100.0%			$3,398,310

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $25,468 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%	06/20/2007	$49,600	$23

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

26	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$380
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	782
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		31,000	824
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		25,000	846
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		7,300	182
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		12,900	134
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		50,100	1,001
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(13)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	74
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	70
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	89
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	1,078
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	88
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		115,000	588
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	1
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		30,000	139
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	1,160
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		90,000	212
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	112
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	832
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	81

							$8,660

(d)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,659	04/2007	$0	$(8)	$(8)
Buy		316,113	05/2007	9,506	0	9,506
Sell		148,020	05/2007	0	(776)	(776)
Buy		8,011	06/2007	273	0	273
Sell		7,978	06/2007	0	(208)	(208)
Buy		14,770	10/2007	0	(9)	(9)
Buy		115,490	03/2008	0	(47)	(47)
Buy	CLP	16,756,280	05/2007	0	(788)	(788)
Sell		8,150,000	05/2007	0	(103)	(103)
Buy		12,387,460	06/2007	0	(510)	(510)
Buy		42,318,362	11/2007	698	0	698
Sell		473,280	11/2007	0	(8)	(8)
Buy	CNY	77,887	05/2007	137	0	137
Sell		31,701	05/2007	16	0	16
Buy		683,513	07/2007	1,496	0	1,496
Sell		262,365	07/2007	41	(116)	(75)
Buy		100,337	09/2007	295	0	295
Sell		22,893	09/2007	0	(48)	(48)
Buy		762	11/2007	2	0	2
Sell		37,640	11/2007	0	(48)	(48)
Buy		12,803	12/2007	5	0	5
Sell		24,402	12/2007	0	(18)	(18)
Buy		94,744	01/2008	6	(2)	4
Sell		1,440	01/2008	0	0	0
Buy		191,516	03/2009	293	0	293
Buy	COP	70,741,310	04/2007	1,694	0	1,694
Sell		70,741,310	04/2007	398	(71)	327
Buy		60,940,000	06/2007	1,286	0	1,286
Sell		868,680	06/2007	0	(13)	(13)
Buy		73,226,185	03/2008	0	(448)	(448)
Buy	CZK	4,012,004	04/2007	12,070	0	12,070
Sell		4,012,004	04/2007	277	(397)	(120)
Buy		2,793,011	05/2007	0	(1,231)	(1,231)
Sell		2,793,011	05/2007	0	(394)	(394)
Buy		50,371	07/2007	20	0	20
Sell		42,886	07/2007	0	(70)	(70)
Buy		2,357,277	09/2007	249	0	249
Buy		3,433,410	03/2008	121	(87)	34
Buy	EUR	4,794	04/2007	3	0	3
Buy	GBP	140	04/2007	2	0	2
Buy	HKD	721,936	05/2007	0	(50)	(50)
Sell		32,771	05/2007	1	0	1

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	361,700,000	04/2007	$964	$(10)	$954
Sell		361,700,000	04/2007	88	0	88
Buy		36,920,000	05/2007	30	0	30
Sell		36,840,000	05/2007	0	(22)	(22)
Buy		542,453,125	07/2007	70	(187)	(117)
Sell		5,627,250	07/2007	0	(2)	(2)
Buy		359,098,800	08/2007	0	(316)	(316)
Buy	ILS	113,575	04/2007	732	0	732
Sell		113,575	04/2007	0	(167)	(167)
Buy		385,461	12/2007	1,206	0	1,206
Buy	INR	3,052,404	04/2007	2,350	0	2,350
Sell		3,052,404	04/2007	0	(103)	(103)
Buy		2,297,281	05/2007	1,549	0	1,549
Sell		28,111	05/2007	0	(12)	(12)
Buy		1,275,671	10/2007	0	(238)	(238)
Buy	JPY	2,167,747	05/2007	496	0	496
Sell		1,292,118	05/2007	37	0	37
Buy	KRW	35,744,840	04/2007	43	(494)	(451)
Sell		24,996,620	04/2007	91	(22)	69
Buy		109,587,743	05/2007	0	(282)	(282)
Buy		15,888,473	09/2007	54	0	54
Buy	KZT	37,890	05/2007	7	0	7
Buy		1,180,855	07/2007	0	(46)	(46)
Buy	MXN	2,711,768	04/2007	1,018	(576)	442
Sell		2,711,768	04/2007	137	(386)	(249)
Buy		1,292,188	05/2007	12	(1,988)	(1,976)
Sell		64,885	05/2007	26	(24)	2
Buy		218,124	09/2007	78	0	78
Buy		2,240,094	03/2008	333	0	333
Buy	MYR	152,428	07/2007	839	0	839
Sell		2,117	07/2007	0	(5)	(5)
Buy		150,451	09/2007	300	(5)	295
Buy	PHP	2,394,574	08/2007	99	(184)	(85)
Buy	PLN	386,362	04/2007	4,821	(5)	4,816
Sell		386,362	04/2007	42	(1,190)	(1,148)
Buy		310,488	05/2007	5,230	0	5,230
Buy		465,602	06/2007	0	(2,037)	(2,037)
Sell		7,799	06/2007	0	(121)	(121)
Buy		165,409	09/2007	178	0	178
Buy		107,104	03/2008	178	0	178
Buy	RON	199,041	07/2007	651	0	651
Sell		978	07/2007	0	(17)	(17)
Buy	RUB	935,693	05/2007	837	0	837
Buy		1,301,516	08/2007	1,161	0	1,161
Sell		111,725	09/2007	0	(32)	(32)
Buy		34,828	11/2007	29	0	29
Buy		1,725,632	12/2007	1,248	0	1,248
Sell		314,388	12/2007	0	(225)	(225)
Buy		820,184	01/2008	360	0	360
Sell		31,311	01/2008	0	(24)	(24)
Buy	SGD	237,309	04/2007	1,953	0	1,953
Sell		186,234	04/2007	0	(186)	(186)
Buy		213,898	05/2007	1,578	0	1,578
Buy		118,511	08/2007	846	0	846
Buy		5,148	09/2007	34	0	34
Buy		163,828	10/2007	54	0	54
Buy	SKK	2,152,792	04/2007	12,248	0	12,248
Sell		2,152,792	04/2007	0	(783)	(783)
Buy		1,199,956	05/2007	6,237	0	6,237
Buy		27,794	07/2007	65	0	65
Sell		22,722	07/2007	0	(76)	(76)
Buy		2,099,472	03/2008	604	0	604
Buy	THB	636,538	04/2007	729	0	729
Buy		1,235,073	05/2007	1,507	0	1,507
Sell		9,436	05/2007	0	(20)	(20)
Buy	TRY	16,964	04/2007	874	(9)	865
Sell		16,964	04/2007	0	(505)	(505)
Buy		173,358	05/2007	9,162	0	9,162
Sell		10,777	05/2007	0	(610)	(610)
Buy		89,818	07/2007	5,825	0	5,825
Sell		1,792	07/2007	0	(59)	(59)
Sell		5,224	03/2008	13	0	13
Buy	TWD	829,830	04/2007	0	(216)	(216)
Sell		829,830	04/2007	5	(4)	1

28	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		1,232,239	05/2007	$0	$(180)	$(180)
Buy		413,018	06/2007	0	(7)	(7)
Sell		14,697	07/2007	4	0	4
Buy	ZAR	775,192	05/2007	4,998	0	4,998
Sell		178,387	05/2007	163	(100)	63
Buy		575,526	06/2007	0	(1,498)	(1,498)
Sell		9,140	06/2007	0	(20)	(20)

				$101,082	$(18,443)	$82,639

See Accompanying Notes	Annual Report	March 31, 2007	29

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
BRAZIL 9.7%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,470	$658

Brazilian Government International Bond
10.250% due 01/10/2028		4,000	1,944
12.500% due 01/05/2016		18,400	10,326
12.500% due 01/05/2022		14,469	8,252

Brazilian Government International CPI Linked Bond
10.000% due 01/01/2012		83,700	38,794

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		$200	205

Total Brazil (Cost $58,010)			60,179

COLOMBIA 4.6%
Colombia Government International Bond
12.000% due 10/22/2015	COP	56,362,000	28,915

Total Colombia (Cost $29,521)			28,915

CZECH REPUBLIC 10.1%
Czech Republic
6.400% due 04/14/2010	CZK	1,213,000	63,107

Total Czech Republic (Cost $62,441)			63,107

HUNGARY 7.1%
Hungary Government Bond
5.500% due 02/12/2014	HUF	7,397,600	36,775
5.500% due 02/12/2016		1,167,000	5,777
7.250% due 06/12/2012		255,000	1,382

Total Hungary (Cost $42,440)			43,934

JAMAICA 0.1%
Digicel Group Ltd.
8.875% due 01/15/2015		$600	584
9.125% due 01/15/2015		200	192

Total Jamaica (Cost $800)			776

MEXICO 11.7%
Mexican Bonos
8.000% due 12/17/2015	MXN	743,330	69,143

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016		35,000	3,456

Vitro S.A. de C.V.
8.625% due 02/01/2012		$100	103
9.125% due 02/01/2017		50	51

Total Mexico (Cost $71,783)			72,753

PERU 1.5%
Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,730
9.910% due 05/05/2015		19,305	7,678

Total Peru (Cost $9,353)			9,408

POLAND 8.1%
Poland Government International Bond
5.750% due 03/24/2010	PLN	108,880	38,635
5.750% due 09/23/2022		32,400	11,694

Total Poland (Cost $49,520)			50,329

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SLOVAKIA 0.2%
Slovakia Government Bond
4.800% due 04/14/2009	SKK	40,000	$1,625

Total Slovakia (Cost $1,554)			1,625

SOUTH AFRICA 10.9%
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	489,210	66,165
10.000% due 02/28/2009		10,000	1,414

Total South Africa (Cost $67,780)			67,579

TURKEY 9.6%
Turkey Government Bond
0.000% due 08/13/2008	TRY	630	353
0.000% due 11/26/2008		6,300	3,356
14.000% due 01/19/2011		86,628	55,584
15.000% due 02/10/2010		1,055	692

Total Turkey (Cost $59,152)			59,985

SHORT-TERM INSTRUMENTS 31.4%

COMMERCIAL PAPER 31.2%
Abbey National N.A. LLC
5.220% due 06/11/2007		$4,500	4,466

ANZ National International Ltd.
5.240% due 09/05/2007		2,400	2,393

ASB Finance Ltd.
5.240% due 06/20/2007		3,200	3,177

Bank of America Corp.
5.195% due 07/24/2007		5,100	5,017
5.215% due 07/24/2007		1,800	1,782
5.245% due 07/24/2007		6,800	6,785

Bank of Ireland
5.240% due 06/14/2007		4,500	4,485

Barclays U.S. Funding Corp.
5.215% due 06/29/2007		1,700	1,683
5.245% due 06/29/2007		7,800	7,776

BNP Paribas Finance, Inc.
5.410% due 07/06/2007		25,200	25,200

Calyon N.A. LLC
5.230% due 07/09/2007		4,400	4,368

Danske Corp.
5.210% due 06/11/2007		13,600	13,456

DnB NORBank ASA
5.175% due 07/11/2007		900	887

General Electric Capital Corp.
5.200% due 10/26/2007		1,600	1,572
5.210% due 10/26/2007		7,900	7,822

HBOS Treasury Services PLC
5.215% due 06/11/2007		2,400	2,375

ING U.S. Funding LLC
5.210% due 06/22/2007		3,700	3,664
5.230% due 06/22/2007		4,400	4,367

Intesa Funding LLC
5.220% due 06/15/2007		12,500	12,360

IXIS Commercial Paper Corp.
5.220% due 06/13/2007		2,300	2,283
5.240% due 06/13/2007		5,900	5,858

Rabobank USA Financial Corp.
5.400% due 06/06/2007		16,600	16,600

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander Hispano Finance Delaware
5.215% due 06/14/2007		$5,000	$4,946

Societe Generale NY
5.220% due 08/22/2007		13,600	13,466
5.230% due 08/22/2007		900	896

Svenska Handelsbanken, Inc.
5.185% due 08/20/2007		5,600	5,518
5.235% due 06/25/2007		4,500	4,489

UBS Finance Delaware LLC
5.145% due 08/01/2007		500	491
5.215% due 08/01/2007		2,200	2,178
5.220% due 08/01/2007		3,400	3,362
5.235% due 08/01/2007		7,700	7,681

Unicredito Italiano SpA
5.225% due 07/16/2007		4,500	4,467

Westpac Trust Securities NZ Ltd.
5.220% due 06/06/2007		8,200	8,125

			193,995

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007		52	52

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $56. Repurchase proceeds are $52.)

EGYPT TREASURY BILLS 0.2%
9.205% due 02/05/2008 - 04/01/2008 (a)(b)	EGP	6,725	1,088

U.S. TREASURY BILLS 0.0%
4.955% due 06/14/2007 (d)		$65	64

Total Short-Term Instruments (Cost $195,237)			195,199

Total Investments (c) 105.0% (Cost $647,591)			$653,789

Other Assets and Liabilities (Net) (5.0%)			(31,375)

Net Assets 100.0%			$622,414

30	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $761 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $64 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	128	$87
90-Day Eurodollar June Futures	Short	06/2007	44	(10)

				$77

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%	06/20/2007	$4,100	$2

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	12.360%	01/04/2010	BRL	700	$4
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.400%	01/03/2012	CZK	69,550	(15)
Barclays Bank PLC	6-Month CZK-LIBOR	Pay	3.340%	02/23/2012		40,000	(14)
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012		156,120	(31)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	8
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	7
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.805%	03/05/2012		3,100,000	12
Barclays Bank PLC	6-Month SKK-LIBOR	Pay	4.150%	01/03/2012	SKK	15,550	5
Barclays Bank PLC	6-Month SKK-LIBOR	Pay	4.180%	03/02/2012		223,000	3
Citibank N.A.	6-Month SKK-LIBOR	Pay	4.160%	01/10/2012		63,000	10
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.360%	05/02/2011		$55,992	963
Barclays Bank PLC	3-Month USD-LIBOR	Pay	0.000%	12/17/2012		3,193	43
Barclays Bank PLC	3-Month USD-LIBOR	Pay	0.000%	10/17/2014		62,065	883
Citibank N.A.	3-Month USD-LIBOR	Pay	0.000%	09/19/2016		5,366	(30)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	0.000%	05/05/2011		401	15

							$1,863

(f)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	19,738	04/2007	$10	$(30)	$(20)
Buy		57,224	05/2007	940	0	940
Sell		57,224	05/2007	0	(221)	(221)
Buy		5,322	10/2007	0	(3)	(3)
Sell		7,145	10/2007	22	0	22
Buy		39,849	03/2008	0	(22)	(22)
Buy	CLP	3,916,415	11/2007	6	(12)	(6)
Sell		569,284	11/2007	1	(4)	(3)
Buy		1,581,269	11/2010	60	(2)	58
Buy	CNY	43,848	03/2008	3	0	3
Buy	COP	8,476,000	04/2007	14	(28)	(14)
Sell		8,476,000	04/2007	0	(45)	(45)
Sell		4,256,600	03/2008	26	0	26
Buy	CZK	135,289	04/2007	22	0	22
Sell		639,158	05/2007	23	(470)	(447)
Buy		584,229	07/2007	315	(69)	246
Sell		35,457	07/2007	0	(54)	(54)

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments Emerging Local Bond Fund (Cont.)	March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	HUF	2,699,414	05/2007	$0	$(337)	$(337)
Buy		714,452	11/2007	197	0	197
Sell		82,985	11/2007	0	(18)	(18)
Buy	IDR	15,792,000	05/2007	0	(6)	(6)
Sell		185,474,036	05/2007	27	(105)	(78)
Buy		11,010,000	08/2007	0	(3)	(3)
Buy	KRW	656,145	04/2007	0	(2)	(2)
Sell		6,590	05/2007	0	0	0
Buy	MXN	269,002	04/2007	58	(44)	14
Sell		231,898	04/2007	13	(105)	(92)
Sell		137,200	03/2008	27	0	27
Buy	MYR	45,991	05/2007	109	(5)	104
Sell		52,865	05/2007	0	(189)	(189)
Buy		4,114	09/2007	0	(1)	(1)
Buy		4,775	10/2007	0	(6)	(6)
Buy	PLN	79,969	04/2007	644	0	644
Sell		79,969	04/2007	0	(233)	(233)
Sell		19,904	09/2007	0	(18)	(18)
Buy		57,935	03/2008	99	0	99
Buy	RUB	75,854	12/2007	18	0	18
Sell		28,715	12/2007	0	(5)	(5)
Buy		550,380	01/2008	99	(3)	96
Buy	SKK	155,225	05/2007	245	0	245
Sell		41,760	05/2007	0	(76)	(76)
Buy		402,977	07/2007	657	(30)	627
Buy	TRY	15,838	05/2007	330	0	330
Sell		39,192	05/2007	67	(154)	(87)
Buy		844	07/2007	15	0	15
Buy	ZAR	143,823	04/2007	83	(33)	50
Sell		106,884	04/2007	0	(279)	(279)
Buy		29,268	05/2007	30	(1)	29
Sell		48,659	05/2007	46	(35)	11
Buy		26,442	06/2007	0	(5)	(5)
Sell		10,939	06/2007	0	(5)	(5)
Sell		77,266	03/2008	26	0	26

				$4,232	$(2,658)	$1,574

32	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.8%
Argentina Bonos
5.475% due 08/03/2012		$62,530	$45,006

Total Argentina (Cost $43,927)			45,006

BRAZIL 21.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	18,610	8,338

Brazilian Government International Bond
7.125% due 01/20/2037		$17,365	19,249
7.875% due 03/07/2015		6,550	7,474
8.000% due 01/15/2018		61,754	69,906
8.250% due 01/20/2034		50,980	64,107
8.500% due 09/24/2012	EUR	13,600	21,274
8.750% due 02/04/2025		$23,075	29,709
8.875% due 10/14/2019		25,375	32,112
8.875% due 04/15/2024		21,160	27,547
10.125% due 05/15/2027		42,810	62,289
10.250% due 06/17/2013		7,500	9,367
10.500% due 07/14/2014		65,230	83,984
11.000% due 08/17/2040		18,028	24,342
12.500% due 01/05/2016	BRL	2,000	1,122
12.750% due 01/15/2020		$3,750	6,024

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045	BRL	6,000	4,175
10.000% due 01/01/2012		4,000	1,820

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,235

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,416

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,848

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,140

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,866

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,434
8.800% due 01/30/2017		3,600	3,834

Vale Overseas Ltd.
6.250% due 01/23/2017		6,200	6,349
6.875% due 11/21/2036		9,425	9,780
8.250% due 01/17/2034		750	903

Total Brazil (Cost $456,684)			532,644

CHILE 1.1%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,065

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,970

Chile Government International Bond
5.760% due 01/28/2008		24	24
7.125% due 01/11/2012		160	174

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,515
6.150% due 10/24/2036		7,300	7,472

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,587

Enersis S.A.
7.375% due 01/15/2014		1,098	1,194
7.400% due 12/01/2016		1,850	2,040

Total Chile (Cost $27,820)			28,041

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CHINA 0.7%
China Development Bank
5.000% due 10/15/2015	$1,000	$984

Export-Import Bank of China
5.250% due 07/29/2014	10,118	10,093

Sino-Forest Corp.
9.125% due 08/17/2011	5,700	6,199

Total China (Cost $17,079)		17,276

COLOMBIA 3.5%
Colombia Government International Bond
7.375% due 01/27/2017	$9,600	10,474
7.375% due 09/18/2037	10,640	11,608
8.250% due 12/22/2014	32,030	36,530
10.000% due 01/23/2012	2,010	2,377
10.375% due 01/28/2033	1,850	2,686
10.750% due 01/15/2013	15,535	19,341
11.750% due 02/25/2020	3,047	4,494

Total Colombia (Cost $84,516)		87,510

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$7,403	7,279

Total Egypt (Cost $7,290)		7,279

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,310

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	5,012

Total El Salvador (Cost $14,941)		15,322

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,813
10.250% due 11/08/2011	771	904

Total Guatemala (Cost $9,665)		9,717

INDIA 0.7%
ICICI Bank Ltd.
5.750% due 01/12/2012	$8,300	8,320

NTPC Ltd.
5.875% due 03/02/2016	2,736	2,700

Vedanta Resources PLC
6.625% due 02/22/2010	7,000	7,054

Total India (Cost $17,804)		18,074

INDONESIA 1.3%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	22,206

Majapahit Holding BV
7.250% due 10/17/2011	8,105	8,348
7.750% due 10/17/2016	950	1,000

Total Indonesia (Cost $30,172)		31,554

JAMAICA 0.2%
Digicel Group Ltd.
8.875% due 01/15/2015	$4,000	3,890
9.125% due 01/15/2015	1,700	1,632

Total Jamaica (Cost $5,700)		5,522

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
KAZAKHSTAN 1.1%
ATF Bank JSC
9.000% due 05/11/2016		$2,325	$2,217

Intergas Finance BV
6.875% due 11/04/2011		2,980	3,074

Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,545
8.500% due 04/16/2013		1,300	1,373

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,826

Total Kazakhstan (Cost $27,165)			27,035

MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	20,679
7.750% due 08/15/2015		1,690	1,970

Petronas Capital Ltd.
7.000% due 05/22/2012		100	108
7.875% due 05/22/2022		3,000	3,712

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,183

Total Malaysia (Cost $34,213)			34,652

MEXICO 12.8%
America Movil S.A. de C.V.
5.500% due 03/01/2014		$500	496
5.750% due 01/15/2015		4,200	4,226
8.460% due 12/18/2036	MXN	10,900	1,002

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,105
6.196% due 12/31/2049		4,835	4,841

C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,400	1,388

C10 Capital SPV Ltd.
6.722% due 12/01/2049		8,500	8,398

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,375

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,576	5,782

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,158
12.500% due 06/15/2012		1,000	1,077

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,445

Mexico Government International Bond
6.060% due 01/13/2009		24	24
6.750% due 09/27/2034		38,987	42,613
7.500% due 04/08/2033		24,685	29,437
8.000% due 09/24/2022		26,180	32,332
11.500% due 05/15/2026		10,000	16,410

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		18,575	269

		PRINCIPAL AMOUNT (000S)
Pemex Finance Ltd.
9.030% due 02/15/2011		$48	51

Pemex Project Funding Master Trust
5.750% due 12/15/2015		53,650	53,824
6.625% due 06/15/2035		8,500	8,766

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.375% due 12/15/2014		$15,649	$17,323
8.000% due 11/15/2011		8,500	9,414
8.625% due 02/01/2022		40,033	49,941
9.125% due 10/13/2010		4,565	5,122
9.250% due 03/30/2018		11,877	15,078
9.375% due 12/02/2008		500	532

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	988
8.750% due 01/31/2016	MXN	10,000	991

Vitro S.A. de C.V.
8.625% due 02/01/2012		$1,765	1,818
9.125% due 02/01/2017		450	463

Total Mexico (Cost $309,951)			323,689

MOROCCO 0.1%
Kingdom of Morocco
6.375% due 01/05/2009		$1,818	1,833

Total Morocco (Cost $1,798)			1,833

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$2,450	2,582

Total Netherlands (Cost $2,445)			2,582

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		$10,985	11,267

Total Pakistan (Cost $10,921)			11,267

PANAMA 3.4%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,773

Panama Government International Bond
6.700% due 01/26/2036		9,458	9,865
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	130
9.375% due 07/23/2012		18,523	21,672
9.625% due 02/08/2011		19,439	22,238

Total Panama (Cost $83,482)			87,009

PERU 0.8%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,159
8.375% due 05/03/2016		3,312	3,949
8.750% due 11/21/2033		4,795	6,329

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,030
7.500% due 07/27/2035		6,500	7,039

Total Peru (Cost $18,581)			20,506

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		$432	424

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	451

Total Qatar (Cost $885)			875

RUSSIA 13.3%
GAZ Capital
6.212% due 11/22/2016		$10,000	9,960

Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,460
6.212% due 11/22/2016		$7,700	7,723
6.510% due 03/07/2022		800	814
8.625% due 04/28/2034		29,290	37,711

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		$6,100	$6,260

Gazprom International S.A.
7.201% due 02/01/2020		14,068	14,825

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,224

Lukoil Finance Ltd.
6.020% due 01/11/2009		10,000	9,948

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,710
8.375% due 10/14/2010		1,000	1,064

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		55,610	66,042

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		600	621
7.175% due 05/16/2013		6,400	6,776

Russia Government International Bond
5.000% due 03/31/2030		69,167	78,665
11.000% due 07/24/2018		2,700	3,902
12.750% due 06/24/2028		13,275	24,126

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		1,000	1,007
10.500% due 10/21/2009		900	1,011

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,089

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,880
6.625% due 03/20/2017		15,350	15,273
6.875% due 07/18/2011		4,000	4,115
7.500% due 07/18/2016		10,950	11,584

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,135
8.375% due 10/22/2011		450	482

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,016

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		5,000	5,009

Total Russia (Cost $323,604)			334,432

SOUTH AFRICA 1.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,723
6.500% due 06/02/2014		$14,500	15,479
7.375% due 04/25/2012		5,950	6,478
9.125% due 05/19/2009		5,690	6,131

Total South Africa (Cost $42,022)			44,811

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,954
4.750% due 04/07/2011		450	607
7.375% due 04/25/2012		$20,212	22,031
8.250% due 09/19/2027		1,680	2,060

Total Tunisia (Cost $30,744)			31,652

UKRAINE 2.1%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,500	1,568
10.375% due 08/17/2009		800	866

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	$2,173
6.875% due 03/04/2011		$30,850	32,046
7.650% due 06/11/2013		8,985	9,758
8.775% due 08/05/2009		5,150	5,498

Total Ukraine (Cost $50,026)			51,909

UNITED KINGDOM 0.0%
Vedanta Resources PLC
6.625% due 02/22/2010		$1,250	1,255

Total United Kingdom (Cost $1,251)			1,255

UNITED STATES 0.0%
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015		$200	215
8.375% due 04/01/2017		260	282

Total United States (Cost $460)			497

URUGUAY 0.9%
Uruguay Government International Bond
8.000% due 11/18/2022		$16,397	18,693
9.250% due 05/17/2017		3,900	4,797

Total Uruguay (Cost $21,879)			23,490

VENEZUELA 5.2%
Venezuela Government International Bond
5.375% due 08/07/2010		$29,750	29,155
6.000% due 12/09/2020		46,750	43,361
6.360% due 04/20/2011		4,190	4,154
7.000% due 12/01/2018		5,000	5,102
7.650% due 04/21/2025		8,500	9,036
8.500% due 10/08/2014		2,000	2,232
9.375% due 01/13/2034		17,840	23,049
10.750% due 09/19/2013		12,280	15,025

		SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020		4	112

Total Venezuela (Cost $128,125)			131,226

		PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028		$5,000	4,265
6.875% due 01/15/2016		1,000	1,075

Total Vietnam (Cost $5,229)			5,340

SHORT-TERM INSTRUMENTS 25.5%

COMMERCIAL PAPER 24.5%
Abbey National N.A. LLC
5.230% due 06/11/2007		$68,400	67,913

Bank of America Corp.
5.200% due 07/24/2007		68,100	68,094
5.230% due 07/24/2007		8,300	8,207

Bank of Ireland
5.240% due 06/14/2007		73,400	73,081

BNP Paribas Finance, Inc.
5.000% due 07/06/2007		8,300	8,300

ING U.S. Funding LLC
5.220% due 06/22/2007		55,900	55,219

IXIS Commercial Paper Corp.
5.230% due 06/13/2007		68,600	67,902

34	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Rabobank USA Financial Corp.
5.390% due 06/06/2007	$69,400	$69,400

Societe Generale NY
5.200% due 08/22/2007	25,900	25,625
5.210% due 08/22/2007	47,400	47,153
5.220% due 08/22/2007	3,300	3,261

Svenska Handelsbanken, Inc.
5.235% due 08/20/2007	6,800	6,792

UBS Finance Delaware LLC
5.225% due 08/01/2007	118,500	117,760

		618,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$17,000	$17,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $17,303. Repurchase proceeds are $17,007.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	2,842	2,842

(Dated 03/30/2007. Collateralized by Fannie Mae 6.070% due 05/12/2016 valued at $2,903. Repurchase proceeds are $2,843.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.951% due 05/31/2007 - 06/14/2007 (a)(b)(d)	$5,685	$5,624

Total Short-Term Instruments (Cost $644,252)		644,173

Total Investments (c) 102.1% (Cost $2,452,631)		$2,576,178

Other Assets and Liabilities (Net) (2.1%)		(53,402)

Net Assets 100.0%		$2,522,776

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $112 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $5,129 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	94	$102
90-Day Eurodollar June Futures	Long	06/2007	1,208	(262)
90-Day Eurodollar June Futures	Long	06/2009	943	662
90-Day Eurodollar September Futures	Long	09/2008	1,074	1,025
U.S. Treasury 5-Year Note June Futures	Long	06/2007	3,274	1,545

				$3,072

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%		08/24/2014	$8,125	$1,190
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	4,600	27
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	25,000	684
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	13,000	361
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	5,000	247
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	14,000	(878)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	15,000	(920)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%		04/20/2011	7,000	132
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	4,550	87
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	6,200	129
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	10,000	206
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	1,300	45
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%		06/20/2007	23,900	11

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%		06/20/2013	$5,500	$182
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	2,650	51
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	12,000	1
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	5,000	118
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/08/2013	3,500	399
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	2,700	10
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	14,600	240
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%		09/20/2011	5,300	147
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%		01/20/2012	5,000	39
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	6,000	15
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	51,250	1,341
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	14,000	(899)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	6,600	10
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(130)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	10,000	(311)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	7,250	341
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		07/20/2011	5,600	171
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%	)	10/20/2011	7,200	523
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%		11/20/2011	9,800	180
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	400	5
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	16,500	212
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	3,500	166
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	5,600	188
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	870	47
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%		10/20/2013	32,000	701
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	3,700	421
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	2,500	47
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	7,500	247
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%		05/20/2016	7,400	143
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	14,000	224
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%		12/20/2016	3,950	94
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	12

36	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%	01/21/2014	$1,350	$138
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	16,500	884
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%	11/20/2010	15,000	232
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%	04/20/2011	41,800	1,419
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%	04/20/2011	10,000	276
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%	07/20/2011	700	13
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%	08/20/2011	6,200	206
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%	10/20/2011	8,500	148
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%	10/20/2011	6,350	161
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%	01/20/2012	2,500	27
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%	06/18/2013	20,000	2,795
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%	12/20/2013	12,500	954
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%	04/20/2016	9,000	318
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%	08/20/2016	18,500	380
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%	10/20/2016	3,000	192
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	2,000	42
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	244
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	129
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	180
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	611
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	133
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	111
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	639
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	89
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	235
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	25
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	10
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	11

						$16,858

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2007	37

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	8,100	$201
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	476
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		88,800	829
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(54)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/06/2016	HUF	2,120,000	(691)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	15
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	14
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	59
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	59
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		1,254,000	5,229
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	2,336
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		35,000	70
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		301,000	780
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	116
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		122,600	169
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		109,000	404
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	795
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$27,200	(11)

							$10,796

(f)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$7,900	$6,483	$7,303
U.S. Treasury Notes	4.250%	11/15/2014	8,000	7,890	7,950

				$14,373	$15,253

(2) Market value includes $370 of interest payable on short sales.

(g)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	17,276	04/2007	$0	$(40)	$(40)
Buy		24,515	05/2007	612	0	612
Sell		24,515	05/2007	0	(295)	(295)
Buy		39,952	06/2007	1,360	0	1,360
Buy		10,816	10/2007	0	(8)	(8)
Sell		6,309	03/2008	0	(2)	(2)
Buy	CLP	633,000	05/2007	0	(30)	(30)
Buy		545,616	06/2007	0	(13)	(13)
Buy		853,250	11/2007	23	0	23
Buy	CNY	24,681	09/2007	76	0	76
Buy		2,018	12/2007	2	0	2
Buy		95,437	01/2008	2	(7)	(5)
Buy	COP	474,390	04/2007	5	0	5
Sell		474,390	04/2007	3	0	3
Buy		474,390	03/2008	0	(3)	(3)
Buy	CZK	10,334	04/2007	14	0	14
Sell		10,334	04/2007	0	0	0
Buy		10,334	03/2008	0	0	0
Sell	EUR	41,972	04/2007	0	(27)	(27)
Buy	GBP	101	04/2007	4	0	4
Buy	HKD	390	05/2007	0	0	0
Buy	IDR	19,408,377	07/2007	0	(22)	(22)

38	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		110,618,500	08/2007	$0	$(90)	$(90)
Buy	ILS	1,142	12/2007	4	0	4
Buy	INR	41,092	05/2007	28	0	28
Buy		131,630	06/2007	39	0	39
Buy	JPY	3,304,068	05/2007	756	0	756
Sell		2,666,855	05/2007	43	(63)	(20)
Buy	KRW	2,905,785	04/2007	0	(9)	(9)
Buy		2,701,112	05/2007	0	(10)	(10)
Buy		2,792,700	06/2007	10	0	10
Buy		6,855,087	09/2007	23	0	23
Buy	MXN	27,585	04/2007	5	(9)	(4)
Sell		27,585	04/2007	15	0	15
Buy		13,361	03/2008	0	(3)	(3)
Buy	MYR	7,618	07/2007	12	0	12
Buy		19,200	09/2007	0	(4)	(4)
Buy	PLN	30,702	04/2007	349	0	349
Sell		30,702	04/2007	0	(49)	(49)
Buy		3,821	05/2007	42	0	42
Buy		30,702	03/2008	52	0	52
Buy	RUB	335,626	09/2007	197	0	197
Buy		109,184	11/2007	90	0	90
Buy		286,438	12/2007	89	0	89
Buy	SGD	7,895	04/2007	50	0	50
Sell		1,546	04/2007	0	0	0
Buy		3,810	05/2007	28	0	28
Buy		2,999	07/2007	17	0	17
Buy		1,546	10/2007	1	0	1
Buy	SKK	13,221	04/2007	41	0	41
Sell		13,221	04/2007	0	(4)	(4)
Buy		13,221	03/2008	4	0	4
Buy	TRY	1,044	05/2007	27	0	27
Sell		1,044	05/2007	0	(2)	(2)
Sell	ZAR	12,802	05/2007	14	0	14
Buy		12,542	06/2007	0	(26)	(26)

				$4,037	$(716)	$3,321

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,756

Total Aruba (Cost $1,751)			1,756

AUSTRALIA 0.2%
Seven Media Group
6.000% due 02/07/2013	AUD	7,300	5,851

Total Australia (Cost $5,842)			5,851

CANADA 1.5%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,504

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	2,400	2,091

Honda Canada Finance, Inc.
4.529% due 03/26/2012		27,000	23,397

Province of Ontario Canada
6.200% due 06/02/2031		5,500	5,851

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,320

Total Canada (Cost $35,984)			36,163

CAYMAN ISLANDS 1.6%
ASIF II
4.444% due 06/15/2007	CAD	400	347

Calabash Re II Ltd.
13.755% due 01/08/2010		$3,100	3,182

Foundation Re II Ltd.
12.110% due 11/26/2010		1,500	1,527

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,552
1.815% due 12/31/2049		100,000	865
8.375% due 12/29/2049		$8,000	8,458

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,809

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,350

Mystic Re Ltd.
14.360% due 12/05/2008		$500	504

Redwood Capital IX Ltd.
11.614% due 01/09/2008		1,000	1,010
12.114% due 01/09/2008		2,000	2,021

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,639

Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	4,005

Total Cayman Islands (Cost $36,878)			37,269

DENMARK 0.8%
Nykredit Realkredit A/S
4.832% due 10/01/2038	DKK	22,998	4,066

Realkredit Danmark A/S
4.510% due 10/01/2038		80,966	14,334

Total Denmark (Cost $17,982)			18,400

FRANCE 6.5%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	6,009
4.000% due 04/25/2014		300	399
4.000% due 10/25/2014		92,900	123,536
4.000% due 04/25/2055		300	380

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.750% due 10/25/2012	EUR	100	$138
5.500% due 04/25/2029		4,200	6,567
5.750% due 10/25/2032		10,100	16,490

Total France (Cost $149,861)			153,519

GERMANY 16.0%
Republic of Germany
3.750% due 01/04/2015		39,000	51,090
4.000% due 07/04/2009		300	401
4.250% due 01/04/2014		27,340	36,969
4.250% due 07/04/2014		27,000	36,538
4.750% due 07/04/2034		400	576
5.000% due 01/04/2012		2,000	2,784
5.000% due 07/04/2012		16,700	23,317
5.250% due 07/04/2010		8,700	12,048
5.250% due 01/04/2011		79,300	110,367
5.375% due 01/04/2010		300	415
5.500% due 01/04/2031		4,400	6,939
5.625% due 01/04/2028		41,700	66,021
6.250% due 01/04/2024		9,800	16,251
6.250% due 01/04/2030		4,740	8,132
6.500% due 07/04/2027		2,260	3,927

Total Germany (Cost $372,745)			375,775

ICELAND 0.3%
Glitnir Banki HF
5.800% due 01/21/2011		$3,000	3,026

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,927

Total Iceland (Cost $5,886)			5,953

IRELAND 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,717

Bank of Ireland
5.360% due 12/19/2008		$7,000	7,005

Osiris Capital PLC
10.360% due 01/15/2010		1,000	1,006

Total Ireland (Cost $10,617)			10,728

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	917
4.500% due 05/01/2009		1,000	1,348

Total Italy (Cost $2,269)			2,265

JAPAN 18.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	389

Japan Government Bond
0.700% due 09/20/2008	JPY	1,790,000	15,189
1.500% due 03/20/2011		5,150,000	44,444
1.500% due 03/20/2014		1,590,000	13,589
1.500% due 03/20/2015		3,850,000	32,706
1.600% due 09/20/2013		1,660,000	14,323
1.600% due 06/20/2014		3,970,000	34,120
1.600% due 09/20/2014		1,650,000	14,156
2.300% due 05/20/2030		1,347,700	11,633
2.300% due 06/20/2035		3,530,000	29,802
2.400% due 03/20/2034		580,000	5,007
2.500% due 09/20/2035		6,210,000	54,616
2.500% due 06/20/2036		4,291,000	37,753

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		989,010	8,177
1.000% due 06/10/2016		2,672,670	22,300
1.100% due 12/10/2016		11,132,800	93,776

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	$3,489

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	400,000	3,446
1.514% due 12/31/2049		300,000	2,564
1.744% due 12/31/2049		300,000	2,570

Total Japan (Cost $453,691)			444,049

JERSEY, CHANNEL ISLANDS 0.0%
SRM Investment Ltd.
4.063% due 08/26/2034	EUR	82	110

Total Jersey, Channel Islands (Cost $99)			110

KOREA 0.0%
Korea Development Bank
4.250% due 11/13/2007		$670	665

Total Korea (Cost $666)			665

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	3,007

Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	100

Total Mexico (Cost $3,099)			3,107

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,571

Total Netherlands Antilles (Cost $2,554)			2,571

NETHERLANDS 0.3%
Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,693

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,573
4.250% due 07/15/2013		400	540

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $6,056)			6,207

RUSSIA 0.4%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	831

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		$5,900	5,910
6.100% due 09/21/2007		1,600	1,603

Total Russia (Cost $8,254)			8,344

SOUTH KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,691

Total South Korea (Cost $1,694)			1,691

40	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 4.7%
Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009		$4,000	$4,004

Spain Government Bond
4.200% due 01/31/2037	EUR	900	1,182
4.400% due 01/31/2015		42,000	57,246
5.400% due 07/30/2011		20,800	29,248
5.750% due 07/30/2032		11,150	18,168
6.150% due 01/31/2013		1,000	1,478

Total Spain (Cost $111,239)			111,326

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020		$3,000	3,793

Total Tunisia (Cost $3,627)			3,793

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015		$1,000	1,278

Total Ukraine (Cost $1,210)			1,278

UNITED KINGDOM 5.5%
Arkle Master Issuer PLC
5.300% due 11/19/2007		$7,300	7,302

HBOS PLC
5.920% due 09/29/2049		3,300	3,239

HBOS Treasury Services PLC
5.320% due 07/17/2008		2,300	2,302

HSBC Holdings PLC
6.500% due 05/02/2036		17,300	18,346

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		3,500	3,503
5.760% due 07/06/2012		4,100	4,102

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,035

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	21,855
4.750% due 06/07/2010		12,900	24,943
5.000% due 03/07/2012		2,030	3,958
5.750% due 12/07/2009		3,900	7,744
9.000% due 07/12/2011		12,150	27,269

Vodafone Group PLC
5.410% due 06/29/2007		$3,500	3,500

XL Capital Europe PLC
6.500% due 01/15/2012		500	524

Total United Kingdom (Cost $129,322)			129,622

UNITED STATES 102.1%

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp.
5.380% due 10/25/2036		$4,985	4,988

American Express Credit Account Master Trust
5.320% due 01/18/2011		2,900	2,898

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		6	6

Argent Securities, Inc.
5.370% due 10/25/2036		6,739	6,744
5.380% due 05/25/2036		119	119

Asset-Backed Funding Certificates
5.380% due 10/25/2036		5,028	5,030
5.670% due 06/25/2034		7,194	7,213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Asset-Backed Securities, Inc.
5.490% due 12/25/2042	$19	$20
5.770% due 03/25/2043	10	10

Carrington Mortgage Loan Trust
5.385% due 07/25/2036	1,107	1,108

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,450	1,454

CIT Group Home Equity Loan Trust
5.610% due 03/25/2033	10	10

Countrywide Asset-Backed Certificates
5.370% due 03/25/2047	7,102	7,137
5.380% due 09/25/2046	1,854	1,855
5.420% due 09/25/2037	9,500	9,503
5.800% due 12/25/2031	4	4

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	4	4

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	1,492	1,493

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	3,700	3,702

FBR Securitization Trust
5.440% due 10/25/2035	23	23
5.440% due 11/25/2035	142	142

First NLC Trust
5.440% due 02/25/2036	360	360

Fremont Home Loan Trust
5.390% due 02/25/2037	7,152	7,156

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	351	351

GSAMP Trust
5.430% due 11/25/2035	89	89
5.610% due 03/25/2034	47	47

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	885	888

Home Equity Asset Trust
5.430% due 02/25/2036	25	25

Home Equity Mortgage Trust
5.430% due 02/25/2036	132	132

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	239	239

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	1,579	1,580

JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036	2,345	2,347

Lehman XS Trust
5.400% due 06/25/2046	761	762
5.400% due 07/25/2046	5,043	5,046
5.400% due 11/25/2046	10,138	10,142

Long Beach Mortgage Loan Trust
5.520% due 11/25/2034	9	9
5.600% due 10/25/2034	2,548	2,553

Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037	406	406
5.390% due 08/25/2036	9,181	9,180
5.390% due 07/25/2037	8,805	8,809
5.400% due 09/25/2037	9,188	9,193
5.477% due 06/25/2036	38	38

Morgan Stanley Capital I
5.430% due 02/25/2036	5,700	5,703

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	3,638	3,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Option One Mortgage Loan Trust
5.420% due 11/25/2035	$72	$72

Quest Trust
5.760% due 09/25/2034	36	36

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	1	1
5.820% due 12/25/2033	1,302	1,310

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	10,508	10,514
5.420% due 05/25/2035	38	38

Residential Asset Securities Corp.
5.390% due 07/25/2036	2,884	2,885
5.400% due 10/25/2036	8,985	8,991
5.410% due 01/25/2036	138	138
5.820% due 07/25/2032	23	23

SACO I, Inc.
5.380% due 05/25/2036	1,457	1,458

Saxon Asset Securities Trust
5.380% due 11/25/2036	11,579	11,585
5.580% due 08/25/2032	3	3

SBI HELOC Trust
5.490% due 08/25/2036	8,551	8,551

Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	463	463

SG Mortgage Securities Trust
5.420% due 10/25/2035	30	29

SLM Student Loan Trust
3.800% due 12/15/2038	2,700	2,635
5.330% due 10/25/2012	9,616	9,620

Soundview Home Equity Loan Trust
5.380% due 06/25/2036	76	76
5.420% due 12/25/2035	143	143

Structured Asset Investment Loan Trust
5.410% due 01/25/2036	4,518	4,522

Structured Asset Securities Corp.
5.720% due 05/25/2034	13	13

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	7,160	7,165
5.550% due 10/25/2035	9,237	9,243
5.560% due 11/25/2035	12,000	12,016

		213,690

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013	1,097	1,102

Georgia-Pacific Corp.
7.340% due 12/20/2012	2,714	2,731
7.364% due 12/20/2012	248	250

HCA, Inc.
7.614% due 11/14/2013	4,090	4,129

MGM Mirage
7.500% due 10/03/2011	1,000	987

Reynolds American, Inc.
7.104% due 05/11/2012	1,258	1,270
7.125% due 05/11/2012	1,645	1,661
7.125% due 05/31/2012	74	75

		12,205

CORPORATE BONDS & NOTES 11.2%
ACE INA Holdings, Inc.
5.875% due 06/15/2014	1,000	1,023

American Express Centurion Bank
5.319% due 05/07/2008	6,500	6,500

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	$6,822
6.250% due 03/15/2037		$1,200	1,172

AT&T, Inc.
5.570% due 11/14/2008		1,000	1,004

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,637

Bank of America Corp.
5.370% due 11/06/2009		4,100	4,099
5.620% due 10/14/2016		1,600	1,612

Bank of America N.A.
5.350% due 12/18/2008		2,600	2,599

BellSouth Corp.
5.200% due 09/15/2014		1,400	1,378
5.460% due 08/15/2008		3,900	3,904

Boston Scientific Corp.
5.450% due 06/15/2014		1,100	1,059
6.400% due 06/15/2016		2,700	2,712

Caesars Entertainment, Inc.
8.875% due 09/15/2008		300	314

CenterPoint Energy, Inc.
5.875% due 06/01/2008		1,700	1,707

Charter One Bank N.A.
5.410% due 04/24/2009		9,000	9,004

CIT Group, Inc.
5.450% due 06/08/2009		7,500	7,518
5.570% due 05/23/2008		3,500	3,510

Citigroup, Inc.
5.388% due 12/26/2008		5,200	5,204

CMS Energy Corp.
7.500% due 01/15/2009		2,700	2,784
8.900% due 07/15/2008		1,400	1,460
9.875% due 10/15/2007		400	410

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,044

Comcast Corp.
5.660% due 07/14/2009		7,600	7,615

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		7,300	7,307

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,790

CVS Corp.
5.750% due 08/15/2011		700	714

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		700	693
5.690% due 03/13/2009		5,800	5,813
5.750% due 09/08/2011		1,100	1,119
5.820% due 09/10/2007		1,900	1,903

Dominion Resources, Inc.
5.650% due 09/28/2007		700	700

EchoStar DBS Corp.
6.375% due 10/01/2011		800	807

Exelon Corp.
4.900% due 06/15/2015		2,300	2,153

Ford Motor Credit Co.
7.250% due 10/25/2011		2,200	2,140

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,900	2,002

General Electric Capital Corp.
5.360% due 10/24/2008		3,200	3,201
5.380% due 12/12/2008		2,500	2,502
5.390% due 10/26/2009		5,400	5,399
5.455% due 06/15/2009		3,300	3,307

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GMAC LLC
6.000% due 12/15/2011		$3,900	$3,786

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	4,800	4,238

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		$2,400	2,406

Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	713

HJ Heinz Co.
6.428% due 12/01/2008		3,100	3,155

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,804

Home Depot, Inc.
5.475% due 12/16/2009		5,700	5,711

HSBC Finance Corp.
5.500% due 01/19/2016		5,500	5,477
6.538% due 11/13/2007		2,500	2,512

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,433

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,358

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,722

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$6,300	6,198

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		3,000	2,990

Lennar Corp.
5.950% due 10/17/2011		700	700

Loews Corp.
5.250% due 03/15/2016		800	786

Mandalay Resort Group
9.500% due 08/01/2008		700	734

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,885

Masco Corp.
5.875% due 07/15/2012		700	710

May Department Stores Co.
4.800% due 07/15/2009		700	693

Maytag Corp.
5.000% due 05/15/2015		2,200	2,077

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,117

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008		4,300	4,301
5.450% due 08/14/2009		1,000	1,001

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		500	548

Mizuho JGB Investment LLC
9.870% due 12/31/2049		2,800	2,948

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800	2,916

Morgan Stanley
5.360% due 11/21/2008		3,100	3,100
5.485% due 01/18/2008		900	901
5.810% due 10/18/2016		2,200	2,208

NiSource Finance Corp.
5.400% due 07/15/2014		800	783

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	404

Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,931

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Raychem Corp.
7.200% due 10/15/2008		$200	$205

Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,653

SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,339

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,310

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,239

Time Warner, Inc.
5.590% due 11/13/2009		8,500	8,519

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,685

Toyota Motor Credit Corp.
5.330% due 10/12/2007		6,800	6,803

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	504
6.640% due 04/15/2008		1,000	1,002

U.S. Bancorp
5.350% due 04/28/2009		4,300	4,303

Viacom, Inc.
5.750% due 04/30/2011		2,800	2,841

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)		9,800	9,797

Wal-Mart Stores, Inc.
5.250% due 06/16/2008		5,600	5,598

Westpac Banking Corp.
5.280% due 06/06/2008		5,400	5,400

Wyeth
6.950% due 03/15/2011		1,900	2,022

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	300,000	2,539

			263,646

MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,527	1,504
5.470% due 09/25/2035		837	837

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,370	3,329

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		9,051	8,901

Bear Stearns Alt-A Trust
5.824% due 11/25/2036		4,243	4,274
5.830% due 11/25/2036		7,652	7,726

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		2,566	2,567

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		11,800	11,758

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		12,914	12,781

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		3,857	3,902

Countrywide Alternative Loan Trust
5.530% due 05/25/2035		2,170	2,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,620	2,610
5.610% due 04/25/2035		434	435
5.640% due 03/25/2035		3,591	3,602
5.650% due 02/25/2035		284	285
5.660% due 02/25/2035		420	421

42	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	$11,200	$11,135

CS First Boston Mortgage Securities Corp.
5.540% due 11/15/2019	669	670

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036	6,454	6,460

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	2,564	2,574

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,156	2,147

Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	1,362	1,363
5.590% due 11/25/2045	303	304

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	4,334	4,384

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,128	1,117

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	5,796	5,805
5.510% due 01/19/2038	10,506	10,522
5.540% due 05/19/2035	2,591	2,596
5.690% due 02/19/2034	35	35

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	313	313

MASTR Asset Securitization Trust
5.500% due 11/25/2017	497	493

Mellon Residential Funding Corp.
5.760% due 12/15/2030	24	25

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	641	640

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	6,411	6,421
5.550% due 05/25/2045	1,677	1,680

Thornburg Mortgage Securities Trust
5.440% due 08/25/2036	6,256	6,250

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	9,134	9,140

Washington Mutual, Inc.
5.550% due 04/25/2045	4,216	4,228
5.580% due 11/25/2045	832	835
5.590% due 12/25/2027	323	323
5.590% due 12/25/2045	2,957	2,967
5.630% due 01/25/2045	795	797
5.640% due 01/25/2045	588	589
5.892% due 10/25/2046	4,123	4,123
5.896% due 07/25/2046	2,230	2,241
5.963% due 06/25/2046	6,287	6,304
6.383% due 06/25/2042	836	838
6.383% due 08/25/2042	19	19

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	4,855	4,828
4.950% due 03/25/2036	7,148	7,101
5.245% due 04/25/2036	2,936	2,961

		179,334

MUNICIPAL BONDS & NOTES 0.1%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	630	684

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	990

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	330	354

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	$1,350	$1,437

		3,465

	SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	1,100	1,117

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 70.6%
Fannie Mae
4.190% due 11/01/2034	$6,940	6,874
4.946% due 12/01/2034	303	303
5.000% due 11/25/2032 - 04/01/2037	5,000	4,768
5.410% due 09/25/2035	68	68
5.440% due 03/25/2034	56	56
5.470% due 08/25/2034	65	65
5.500% due 10/01/2028 - 04/01/2037	89,218	88,506
5.570% due 06/25/2044	36	35
5.720% due 06/25/2029	45	45
6.000% due 06/01/2031 - 07/25/2044	1,445,314	1,455,998
6.500% due 09/01/2036 - 06/25/2044	70,639	72,075

Freddie Mac
4.389% due 09/01/2035	429	425
4.500% due 07/15/2018	3,375	3,322
5.000% due 11/15/2021 - 12/15/2031	14,904	14,753
5.580% due 08/25/2031	95	96
5.670% due 12/15/2030	669	672
5.770% due 12/15/2031	226	228

Ginnie Mae
6.000% due 08/20/2034	4,085	4,187

Small Business Administration
4.625% due 02/01/2025	1,039	1,009
4.754% due 08/10/2014	83	81
5.110% due 04/01/2025	2,249	2,247

		1,655,813

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	3,998	3,960
2.000% due 01/15/2026	615	584
2.375% due 01/15/2027	8,973	9,050

U.S. Treasury Notes
3.875% due 05/15/2010	600	589
4.000% due 02/15/2014	26,600	25,669
4.375% due 12/15/2010	24,700	24,581
4.625% due 02/29/2012	2,500	2,510

		66,943

Total United States (Cost $2,400,173)		2,396,213

SHORT-TERM INSTRUMENTS 11.8%

CERTIFICATES OF DEPOSIT 4.9%
Barclays Bank PLC
5.281% due 03/17/2008	16,600	16,602

Countrywide Funding Corp.
5.350% due 08/16/2007	8,100	8,099

Dexia S.A.
5.270% due 09/29/2008	10,800	10,803

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 04/28/2008	$5,300	$5,307
5.300% due 09/30/2008	900	900

Nordea Bank Finland PLC
5.308% due 05/28/2008	8,000	8,005

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	19,200	19,197

Skandinav Enskilda BK
5.300% due 02/04/2008	5,500	5,502
5.330% due 08/21/2008	6,400	6,399

Societe Generale NY
5.270% due 03/25/2008	23,300	23,300

Unicredito Italiano NY
5.338% due 12/13/2007	3,900	3,901
5.348% due 12/03/2007	3,500	3,502
5.360% due 05/29/2008	2,600	2,601

		114,118

COMMERCIAL PAPER 4.7%
Bank of America Corp.
5.195% due 07/24/2007	63,300	62,249

UBS Finance Delaware LLC
5.145% due 08/01/2007	23,300	22,884
5.185% due 08/01/2007	26,300	25,927

		111,060

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	22,000	22,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $22,415. Repurchase proceeds are $22,009.)

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	428	428

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $438. Repurchase proceeds are $428.)

U.S. TREASURY BILLS 1.2%
4.963% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	28,925	28,631

Total Short-Term Instruments (Cost $276,260)		276,237

PURCHASED OPTIONS (i) 0.7%
(Cost $19,612)		15,507

Total Investments (f) 172.7% (Cost $4,060,471)		$4,051,501

Written Options (j) (0.5%) (Premiums $13,453)		(10,398)

Other Assets and Liabilities (Net) (72.2%)		(1,694,303)

Net Assets 100.0%		$2,346,800

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $10,641 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,483 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $81,074 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $15,267 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	45	$(14)
90-Day Eurodollar June Futures	Long	06/2009	222	215
90-Day Eurodollar March Futures	Long	03/2009	236	240
90-Day Eurodollar September Futures	Long	09/2007	2,583	(1,016)
90-Day Euroyen December Futures	Long	12/2007	1,561	77
Euro-Bobl 5-Year Note June Futures	Long	06/2007	449	(385)
Euro-Bobl 5-Year Note March Futures Put Options Strike @ EUR 105.500	Long	06/2007	450	0
Euro-Bund 10-Year Note June Futures	Long	06/2007	3,283	(3,992)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	244	26
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	105	31
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	3,108	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 110.500	Long	06/2007	572	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	244	45
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	105	(24)
Japan Government 10-Year Bond June Futures	Long	06/2007	348	(314)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	864	438
U.S. Treasury 10-Year Note June Futures	Long	06/2007	207	(39)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	85	145
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	560	(343)

				$(4,910)

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	13,400	$(24)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		4,400	(5)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		13,800	(35)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,500	(2)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,600	(2)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		8,800	(22)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	619,000	47
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$700	0
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	473
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,400	(1)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		500	1
Barclays Bank PLC	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.490%	)	06/20/2012		1,000	3
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,900	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		700	(6)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		2,000	(11)
Bear Stearns & Co., Inc.	HJ Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		800	(3)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.480%	)	06/20/2012		2,000	6
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		800	(5)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015		2,200	52
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		800	(7)
Citibank N.A.	Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011		1,600	(4)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		1,600	(26)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016		1,600	6

44	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	$1,800	$(1)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013	2,300	(14)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	2,600	(4)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	700	8
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	2,300	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,000	(4)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014	1,100	24
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,000	11
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	162,000	1,060
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	6,700	1
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	3,000	(14)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	4,200	98
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	7,600	203
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	700	(5)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	4,200	(253)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.055%	)	08/20/2016	2,400	(131)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	2,200	29
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	2,600	4
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	2,100	(2)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	25,700	621
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	11,700	316
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,300	147
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,400	(5)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	2,200	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	2,900	(180)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016	6,500	(393)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016	14,300	(784)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	16,400	97
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	4,900	9
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	18
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	3,700	14
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	2,100	0
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	2,300	32
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	9,920	89
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	100	(5)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	1,700	1
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	700	(9)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	11,200	316
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	700	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	6,200	(394)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	4,900	33
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	2,000	(8)
Royal Bank of Canada	JPMorgan Chase & Co. 5.058% 02/22/2021	Buy	(0.310%	)	03/20/2016	1,900	2
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	700	(2)

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	$1,100	$(13)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	2,900	(15)
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	2,900	(5)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	2,200	19
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	4,200	30
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	10,600	70

							$1,482

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	117,500	$(54)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,900	(8)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(1,899)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	1,617
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		193,200	(78)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		55,800	(80)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(252)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	228
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(252)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	230
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		102,500	(51)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		16,800	(89)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015	CAD	3,000	101
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(11)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	342
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	8
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	209
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	44
Credit Suisse First Boston	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		9,400	(239)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	12
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	2,438
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(18)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		8,600	175
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	1,941
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		41,000	(907)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(2,133)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		44,000	885
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		32,300	(868)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	1
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	198
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	4,605
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		50,100	(736)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(25)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	383
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	1,600	(83)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	27
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		4,500	(39)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	999
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,900	(122)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(193)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,000	(15)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		38,500	(1,026)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(862)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	729
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(1,139)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,100	(748)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		1,300	(30)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,300	347
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(491)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	(438)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(594)

46	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	3,400	$184
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	(215)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,250,000	(140)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		45,250,000	540
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		17,900,000	(31)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,000,000	77
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,280,000	5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	(578)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		24,860,000	(2,665)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,530,000	(129)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	76
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		26,450,000	(63)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,603)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		10,060,000	112
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,110,000	(124)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(710)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,990,000	(41)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		93,790,000	(49)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		15,100,000	200
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(27)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		2,490,000	(48)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		810,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		940,000	28
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	88,000	235
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		90,000	536
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	163
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		421,100	(25)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	79
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	103
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$4,600	105
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2009		18,100	6
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,800	56
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		13,800	80
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		63,000	1,329
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,400	391
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $231	12/07/2007		18,500	63
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	48
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		29,000	99
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		12,200	(122)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		3,200	19
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,600	80
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $258	12/07/2007		22,000	96
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,600	(66)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		11,600	68
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,000	(110)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		8,200	11
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		41,300	(67)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		124,800	730
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,000	159
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		10,200	(347)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		54,600	483
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		28,000	(767)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(43)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		30,100	(54)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		216,200	2,886
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		9,400	(245)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		25,100	107
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(94)

							$2,424

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 120.000	05/25/2007	215	$4	$3
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.000	05/25/2007	804	15	13
Put - CBOT U.S. Treasury 30-Year Bond June Futures	102.000	05/25/2007	418	8	7
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	550	5	0

				$32	$23

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	23,200	$120	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		66,500	343	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		16,000	88	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		38,500	198	23
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		68,800	319	2
Call -OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		91,000	514	58
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		50,000	238	175
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		34,900	191	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		16,500	89	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		54,700	288	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		80,500	453	47
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		31,500	180	23
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	280	219
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$208,000	770	577
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		52,900	205	380
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,235
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	979
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		20,000	83	33
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		121,800	317	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,680	2,434
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	4,228
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		64,000	235	409

								$13,701	$10,894

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$ 103.094	05/07/2007	$261,000	$30	$2
Call - OTC Fannie Mae 5.000% due 06/01/2037	103.625	06/05/2007	279,000	33	6
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.188	06/05/2007	75,000	9	1
Call - OTC U.S. Treasury Notes 4.500% due 02/15/2016	105.000	05/25/2007	48,000	6	0
Call - OTC U.S. Treasury Notes 4.625% due 11/15/2016	106.000	05/25/2007	65,600	8	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	90.000	06/05/2007	107,732	13	6
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.000	06/05/2007	30,000	3	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.125	06/05/2007	454,100	53	13
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	874,500	102	30
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	260,000	30	16
Put - OTC Fannie Mae 6.500% due 06/01/2037	94.875	06/05/2007	57,000	7	2

				$294	$76

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar	EUR	1.160	04/04/2007	EUR	400,000	$26	$0
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$22,300	224	378
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	615
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	843
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	132
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,432	759
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	1,435
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	306
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	232

						$5,585	$4,700

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$4,900	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	50,200	0	(97)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	25,400	0	(30)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	11,300	0	(58)

					$0	$(186)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

48	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

(j)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	26,000	$442	$5
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		11,000	202	22
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		19,600	358	4
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		26,000	518	51
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		12,500	235	120
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		4,700	95	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		15,900	271	3
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		23,000	463	45
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		9,000	180	18
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	173
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$91,000	746	646
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	331
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		16,200	181	168
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,200
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		7,500	98	78
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	869
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		26,200	283	157
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		8,800	92	62
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,790	2,146
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	3,544
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		27,000	229	435

								$13,249	$10,077

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	117.500	04/05/2007	$22,500	$91	$167
Call - OTC U.S. dollar versus Japanese yen		118.000	04/05/2007	29,400	113	154

					$204	$321

(k)	Restricted securities as of March 31, 2007:

Issuer Description
	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,345	$4,238	0.18%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$55,000	$53,404	$53,144
Fannie Mae	5.000%	05/01/2037	190,000	184,140	183,588
Fannie Mae	5.500%	04/01/2037	18,500	18,327	18,309
Fannie Mae	6.000%	04/01/2037	900	910	907
U.S. Treasury Notes	3.000%	02/15/2009	100	97	98
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,342	5,409
U.S. Treasury Notes	4.250%	11/15/2013	31,850	31,340	31,807
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,960	1,991
U.S. Treasury Notes	4.500%	02/15/2016	48,000	47,702	47,927
U.S. Treasury Notes	4.625%	11/15/2016	65,600	66,014	66,660
U.S. Treasury Notes	5.125%	05/15/2016	32,000	33,238	33,817

				$442,474	$443,657

(3) Market value includes $3,032 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments Foreign Bond Fund (Unhedged) (Cont.)	March 31, 2007

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	54,743	04/2007	$2,280	$0	$2,280
Sell		24,966	04/2007	0	(228)	(228)
Buy	BRL	5,875	05/2007	170	0	170
Sell		5,875	05/2007	0	(7)	(7)
Buy		8,418	06/2007	286	0	286
Buy		5,875	03/2008	2	0	2
Buy	CAD	38,562	04/2007	449	0	449
Sell		32,949	04/2007	0	(180)	(180)
Buy	CLP	402,000	05/2007	0	(19)	(19)
Buy		77,200	06/2007	0	(3)	(3)
Buy	CNY	79,422	05/2007	0	(8)	(8)
Sell		32,325	05/2007	16	0	16
Buy		90,741	08/2007	237	0	237
Buy		225,538	09/2007	345	0	345
Buy		105,305	11/2007	83	0	83
Buy		178,498	01/2008	4	(33)	(29)
Buy		281,717	03/2008	53	(29)	24
Buy	DKK	26,597	06/2007	57	0	57
Buy	EUR	595,827	04/2007	397	(19)	378
Buy	GBP	71,100	04/2007	1,094	0	1,094
Sell		27,072	04/2007	0	(380)	(380)
Buy	INR	5,506	05/2007	2	0	2
Buy		1,310	06/2007	0	0	0
Buy	JPY	26,099	04/2007	0	(3)	(3)
Sell		1,980,920	04/2007	55	0	55
Buy		54,352,831	05/2007	11,776	(96)	11,680
Buy	KRW	6,627,308	05/2007	0	(38)	(38)
Buy	MXN	213,860	04/2007	5	(168)	(163)
Sell		213,860	04/2007	0	(25)	(25)
Buy		213,860	03/2008	32	0	32
Buy	NOK	37,909	06/2007	82	0	82
Sell	NZD	112,837	04/2007	72	(2,632)	(2,560)
Buy	PLN	390	04/2007	4	0	4
Sell		390	04/2007	0	0	0
Buy		390	09/2007	0	0	0
Buy	RUB	1,007,289	01/2008	202	0	202
Buy	SEK	149,662	06/2007	148	0	148
Buy	SGD	4,164	04/2007	26	0	26
Buy		219	09/2007	1	0	1
Buy	TWD	93,778	05/2007	0	(1)	(1)
Buy	ZAR	8,983	06/2007	0	(24)	(24)

				$17,878	$(3,893)	$13,985

50	PIMCO Funds	International Bond Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.144% due 12/31/2049	JPY	500,000	$4,339

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,756

Total Aruba (Cost $6,141)			6,095

AUSTRALIA 0.3%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	501

Medallion Trust
5.590% due 07/12/2031		$677	678

Seven Media Group
6.000% due 02/07/2013	AUD	8,000	6,412

Total Australia (Cost $7,529)			7,591

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,716

Total Austria (Cost $13,780)			17,716

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008		10,500	14,632

Total Belgium (Cost $9,873)			14,632

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,483

Total Bermuda (Cost $1,476)			1,483

CANADA 0.3%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	2,200	2,340

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,623

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,879

Total Canada (Cost $6,766)			6,842

CAYMAN ISLANDS 1.7%
Foundation Re II Ltd.
12.110% due 11/26/2010		$1,650	1,680

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,402
1.815% due 12/31/2049		300,000	2,596
8.375% due 12/29/2049		$4,300	4,546

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,949

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,307

Mystic Re Ltd.
11.660% due 12/05/2008		$750	758

Pylon Ltd.
7.796% due 12/18/2008	EUR	1,350	1,843

Redwood Capital IX Ltd.
11.614% due 01/09/2008		$1,000	1,010
12.114% due 01/09/2008		2,000	2,021

SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	12,188	104

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	$6,042

Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	4,005

Total Cayman Islands (Cost $42,672)			43,263

DENMARK 1.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,036	195

Nykredit Realkredit A/S
4.832% due 10/01/2038		11,999	2,121
6.000% due 10/01/2029		1,605	302

Realkredit Danmark A/S
4.510% due 10/01/2038		126,947	22,477

Total Denmark (Cost $24,237)			25,095

FRANCE 12.1%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,599

France Government Bond
4.000% due 04/25/2009		8,050	10,748
4.000% due 10/25/2009		30,070	40,151
4.000% due 04/25/2014		39,700	52,843
4.000% due 10/25/2014		106,900	142,152
4.000% due 04/25/2055		600	760
4.750% due 04/25/2035		1,100	1,578
5.250% due 04/25/2008		26,800	36,231
5.750% due 10/25/2032		11,800	19,266
6.000% due 10/25/2025		3,400	5,546

Total France (Cost $280,798)			310,874

GERMANY 22.9%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,927

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	440	588

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,923

Republic of Germany
4.000% due 07/04/2009		2,900	3,874
4.250% due 01/04/2014		63,452	85,800
4.250% due 07/04/2014		66,590	90,113
4.750% due 07/04/2034		4,300	6,195
5.000% due 07/04/2011		100	139
5.000% due 01/04/2012		8,400	11,693
5.250% due 07/04/2010		33,500	46,394
5.250% due 01/04/2011		28,400	39,526
5.375% due 01/04/2010		4,100	5,667
5.500% due 01/04/2031		22,150	34,930
5.625% due 01/04/2028		39,370	62,332
6.250% due 01/04/2024		7,600	12,603
6.250% due 01/04/2030		8,512	14,604
6.500% due 07/04/2027		95,560	166,042

Total Germany (Cost $584,818)			588,350

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	3,729

Landsbanki Islands HF
6.060% due 08/25/2009		2,400	2,432

Total Iceland (Cost $6,129)			6,161

IRELAND 0.3%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,717

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Celtic Residential Irish Mortgage Securitisation
4.076% due 06/13/2035	EUR	1,575	$2,111

Emerald Mortgages PLC
4.116% due 04/15/2028		1,478	1,980
4.116% due 01/15/2035		411	551

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,005

Total Ireland (Cost $7,277)			8,364

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,755
5.500% due 11/01/2010		1,700	2,379

Siena Mortgages SpA
4.065% due 02/05/2037		848	1,135

Total Italy (Cost $8,190)			8,269

JAPAN 26.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	389

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,902

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,286
1.500% due 03/20/2011		12,710,000	109,687
1.500% due 03/20/2014		6,760,000	57,777
1.500% due 03/20/2015		5,200,000	44,175
1.600% due 06/20/2014		8,010,000	68,842
1.600% due 09/20/2014		5,710,000	48,988
2.300% due 05/20/2030		700,300	6,045
2.300% due 06/20/2035		7,380,000	62,306
2.400% due 03/20/2034		2,470,000	21,322
2.500% due 09/20/2035		4,060,000	35,707
2.500% due 06/20/2036		3,900,000	34,312

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,078,920	8,920
1.000% due 06/10/2016		3,463,460	28,898
1.100% due 12/10/2016		11,828,600	99,637

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,682

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	600,000	5,169
1.514% due 12/31/2049		400,000	3,418
1.744% due 12/31/2049		100,000	857
5.625% due 07/29/2049		$1,300	1,283

Total Japan (Cost $700,049)			675,602

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.139% due 12/10/2037	EUR	3,423	4,568

Lloyds TSB Capital
7.375% due 12/29/2049		500	747

SRM Investment Ltd.
4.063% due 08/26/2034		411	549

Total Jersey, Channel Islands (Cost $4,206)			5,864

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/01/2049		$3,200	$3,162

Pemex Project Funding Master Trust
8.850% due 09/15/2007		40	40

Total Mexico (Cost $3,240)			3,202

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,714

Total Netherlands Antilles (Cost $1,703)			1,714

NETHERLANDS 0.7%
Delphinus BV
4.037% due 04/25/2093	EUR	1,500	2,013

Dutch Mortgage Portfolio Loans BV
4.076% due 11/20/2035		1,166	1,565

Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		2,906	3,898

Generali Finance BV
5.479% due 02/28/2049		2,300	3,097

Holland Euro-Denominated Mortgage-Backed Series
4.016% due 04/18/2012		784	1,050

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,277

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$4,400	4,404

Total Netherlands (Cost $18,551)			19,304

NEW ZEALAND 0.1%
New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,947

Total New Zealand (Cost $1,231)			1,947

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	970

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007		$3,800	3,806

Total Russia (Cost $4,679)			4,776

SPAIN 2.9%
Hipotebansa Mortgage Securitization Fund
3.921% due 07/18/2022	EUR	924	1,234

Spain Government Bond
4.200% due 07/30/2013		2,200	2,960
4.200% due 01/31/2037		2,300	3,020
5.150% due 07/30/2009		37,730	51,632
5.350% due 10/31/2011		11,100	15,620

Total Spain (Cost $55,214)			74,466

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,816

Total Tunisia (Cost $5,562)			5,816

UNITED KINGDOM 7.3%
Bauhaus Securities Ltd.
4.092% due 10/30/2052	EUR	2,222	2,975

Dolerite Funding PLC
5.640% due 08/20/2032		$440	440

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
5.920% due 09/29/2049		$5,900	$5,791

HSBC Holdings PLC
6.500% due 05/02/2036		23,800	25,239

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,318

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		$6,500	6,506

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,411

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	28,564
4.750% due 06/07/2010		27,900	53,948
5.000% due 03/07/2012		12,830	25,013
8.000% due 09/27/2013		14,100	32,067

Total United Kingdom (Cost $180,575)			186,272

UNITED STATES 94.8%

ASSET-BACKED SECURITIES 2.0%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		247	254

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		107	107
5.720% due 10/27/2032		179	180

Citicorp Residential Mortgage Securities
5.410% due 03/25/2037		12,400	12,406

Countrywide Asset-Backed Certificates
5.420% due 09/25/2037		12,800	12,804

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		110	110

FBR Securitization Trust
5.440% due 10/25/2035		47	47
5.440% due 11/25/2035		248	248

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		25	25

First NLC Trust
5.440% due 02/25/2036		635	635

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		677	678

GSAMP Trust
5.430% due 11/25/2035		179	179

Home Equity Mortgage Trust
5.430% due 02/25/2036		238	238

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		424	424

Mesa Trust Asset-Backed Certificates
5.720% due 12/25/2031		526	528

Quest Trust
5.880% due 06/25/2034		348	349

Residential Asset Securities Corp.
5.410% due 01/25/2036		275	276
5.420% due 11/25/2035		269	269
5.820% due 07/25/2032		442	442

SG Mortgage Securities Trust
5.420% due 10/25/2035		55	55

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,928
5.316% due 10/27/2014		7,700	7,705

Soundview Home Equity Loan Trust
5.420% due 12/25/2035		266	266

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.550% due 10/25/2035		$9,901	$9,907

			51,069

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013		2,195	2,205

Georgia-Pacific Corp.
7.340% due 12/20/2012		4,524	4,552
7.364% due 12/20/2012		426	429

HCA, Inc.
7.614% due 11/14/2013		4,800	4,846

MGM Mirage
7.500% due 10/03/2011		1,000	987

			13,019

CORPORATE BONDS & NOTES 8.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,432

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,215
6.250% due 03/15/2037		$1,300	1,270

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,678

AT&T, Inc.
5.570% due 11/14/2008		500	502

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,046

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,499

Bank of America N.A.
5.350% due 12/18/2008		3,100	3,099

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,954

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,444
6.400% due 06/15/2016		4,300	4,319

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	418

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,557

CIT Group, Inc.
5.480% due 08/17/2009		7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008		2,100	2,189

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,679

CSX Corp.
6.750% due 03/15/2011		2,500	2,614

CVS Corp.
5.750% due 08/15/2011		900	917

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	991
5.690% due 03/13/2009		6,600	6,615
5.750% due 09/08/2011		1,500	1,525
5.820% due 09/10/2007		3,800	3,806

EchoStar DBS Corp.
5.750% due 10/01/2008		410	412
6.375% due 10/01/2011		700	706

Exelon Corp.
6.750% due 05/01/2011		900	938

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,159

52	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GATX Financial Corp.
5.125% due 04/15/2010		$500	$498

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	928
5.380% due 12/12/2008		$4,800	4,805

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,522

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,409

GMAC LLC
6.000% due 12/15/2011		$4,300	4,175

Goldman Sachs Group, Inc.
5.800% due 03/22/2016		2,900	2,908

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		4,600	4,611

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,019

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,621

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,922
5.400% due 02/15/2012		2,700	2,737

JPMorgan & Co., Inc.
2.991% due 02/15/2012		4,670	4,841

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,951

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,784

Lennar Corp.
5.950% due 10/17/2011		900	899

Loews Corp.
5.250% due 03/15/2016		1,200	1,179

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,182

Masco Corp.
5.875% due 07/15/2012		1,000	1,014

May Department Stores Co.
4.800% due 07/15/2009		900	891

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		3,800	3,802

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		600	657

Mizuho JGB Investment LLC
9.870% due 12/31/2049		1,200	1,263

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,458

Morgan Stanley
5.840% due 10/15/2015		5,100	5,132

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,174

Qwest Communications International, Inc.
8.860% due 02/15/2009		600	609

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,766

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,161

Ryder System, Inc.
3.500% due 03/15/2009		900	868

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,909

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southwest Airlines Co.
6.500% due 03/01/2012	$500	$523

Time Warner, Inc.
5.590% due 11/13/2009	3,400	3,408

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,719

Toyota Motor Credit Corp.
5.330% due 10/12/2007	11,800	11,805

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	504

U.S. Bancorp
5.350% due 04/28/2009	8,200	8,206

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,189

Xerox Corp.
9.750% due 01/15/2009	2,600	2,801

		204,643

MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	5,392	5,326

Bear Stearns Alt-A Trust
5.830% due 11/25/2036	8,155	8,233

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	17,451	17,272
4.900% due 12/25/2035	943	940

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,755

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,038

Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035	83	83

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	576	574
5.540% due 11/15/2019	566	567
5.629% due 05/25/2032	91	91

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,495	3,482

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	607	608

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,114

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,175	2,154

Impac CMB Trust
5.720% due 07/25/2033	218	218

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,617

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	548	547

MASTR Asset Securitization Trust
5.500% due 11/25/2017	904	897

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,214

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	762	765

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	415	418

Washington Mutual, Inc.
5.111% due 10/25/2032	442	441
5.580% due 11/25/2045	1,536	1,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.590% due 12/25/2027	$5,084	$5,087
5.630% due 01/25/2045	2,082	2,086
5.642% due 02/27/2034	1,455	1,470
6.129% due 05/25/2041	50	51

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,060	12,974

		103,564

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	830	902

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,330

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,085	2,305

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,493

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.300% due 06/01/2025	3,105	3,281
6.500% due 06/01/2023	1,780	1,780

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	556

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	600	644

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	311
5.500% due 06/01/2017	600	636

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,562

		17,861

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049	640	6,754

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 77.0%
Fannie Mae
4.190% due 11/01/2034	$11,450	11,342
4.946% due 12/01/2034	2,123	2,122
5.000% due 11/25/2032 - 04/01/2037	48,371	46,680
5.440% due 03/25/2034	352	353

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 11/01/2028 - 04/01/2037	$87,658	$86,938
5.649% due 04/01/2032	160	160
6.000% due 10/01/2034 - 07/25/2044	1,595,631	1,607,662
6.500% due 02/01/2026 - 04/01/2037	154,378	157,538
7.025% due 08/01/2023	212	215
7.075% due 01/01/2023	62	63
7.290% due 11/01/2022	19	19
7.362% due 12/01/2030	44	45

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,925

Freddie Mac
4.389% due 09/01/2035	930	920
5.000% due 03/15/2016 - 08/15/2035	10,723	10,189
5.670% due 12/15/2030	1,184	1,188
6.133% due 10/25/2044	11,348	11,448
6.816% due 06/01/2022	317	321
9.050% due 06/15/2019	6	6

Ginnie Mae
5.375% due 05/20/2022 - 05/20/2030	1,873	1,896
5.750% due 07/20/2022 - 08/20/2027	798	807
6.000% due 08/20/2034	6,320	6,477
6.125% due 11/20/2021 - 11/20/2030	335	339

Small Business Administration
5.980% due 05/01/2022	5,556	5,733
6.344% due 08/01/2011	1,721	1,781
6.640% due 02/01/2011	748	778

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,808
5.980% due 04/01/2036	1,855	2,027

		1,975,780

U.S. TREASURY OBLIGATIONS 2.3%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	330	327
2.000% due 01/15/2026	1,229	1,169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.375% due 01/15/2027	$13,913	$14,032
3.625% due 04/15/2028	1,244	1,515

U.S. Treasury Bonds
8.125% due 05/15/2021	13,800	18,328

U.S. Treasury Notes
3.500% due 12/15/2009	400	390
4.375% due 12/15/2010	15,600	15,524
4.625% due 02/29/2012	4,000	4,016
4.875% due 05/31/2011	4,500	4,573

		59,874

Total United States (Cost $2,434,211)		2,432,564

SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 5.6%
Barclays Bank PLC
5.281% due 03/17/2008	$18,000	18,003

BNP Paribas
5.270% due 09/23/2008	25,700	25,689

Countrywide Funding Corp.
5.350% due 08/16/2007	12,100	12,100

Dexia Credit Local S.A.
5.270% due 09/29/2008	15,300	15,300

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,500

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	25,700	25,696

Societe Generale NY
5.270% due 03/25/2008	25,700	25,700

		142,988

COMMERCIAL PAPER 1.8%
UBS Finance Delaware LLC
5.185% due 08/01/2007	47,000	46,333
5.205% due 08/01/2007	1,000	984

		47,317

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$43,000	$43,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $43,805. Repurchase proceeds are $43,018.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,535	4,535

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $4,630. Repurchase proceeds are $4,537.)

U.S. TREASURY BILLS 1.4%
4.951% due 05/31/2007 - 06/14/2007 (a)(c)(d)(f)	35,915	35,554

Total Short-Term Instruments (Cost $273,399)		273,394

PURCHASED OPTIONS (h) 0.8%
(Cost $24,490)		19,894

Total Investments (e) 185.1% (Cost $4,707,696)		4,750,451

Written Options (i) (0.5%) (Premiums $15,700)		(12,718)

Other Assets and Liabilities (Net) (84.6%)		(2,171,215)

Net Assets 100.0%		$2,566,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $13,870 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	Securities with an aggregate market value of $3,264 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $65,075 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $14,454 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	29	$(8)
90-Day Eurodollar March Futures	Long	03/2008	163	(6)
90-Day Eurodollar September Futures	Long	09/2007	7,615	(2,850)
90-Day Euroyen December Futures	Long	12/2007	2,672	104
Euro-Bund 10-Year Note June Futures	Long	06/2007	2,182	(2,174)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	267	29
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	108	32
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	2,182	0

54	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	267	$49
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	108	(25)
Japan Government 10-Year Bond June Futures	Long	06/2007	324	(306)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	259	58
U.S. Treasury 10-Year Note June Futures	Long	06/2007	36	(13)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	225	179
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	110	(123)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(67)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	515	(315)

				$(5,436)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$(17)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		5,200	(6)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		14,900	(39)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,700	(2)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,800	(3)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		12,700	(34)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	64
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	(1)
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011		900	4
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	473
Barclays Bank PLC	National Grid PLC	Buy	(0.208%	)	06/20/2011		4,300	(4)
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012		2,600	(3)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,700	(2)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,400	16
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(8)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010		500	(1)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011		2,700	27
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		2,400	(15)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(20)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(7)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015		2,500	22
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016		2,900	15
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	(10)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	(34)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009		900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	11
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012		500	(2)
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012		500	(2)

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	$1,600	$0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,400	(5)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014	1,500	33
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,400	15
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	179,200	1,084
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	2,000	5
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	7,500	2
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	500	6
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	19,900	533
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	1,000	(8)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	11,100	(669)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	700	8
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	715
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	225
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	4
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(12)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	4,600	(285)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	4,300	(237)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016	12,100	(655)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	55
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	9,500	17
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	27
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	104
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	415
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	3
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016	8,700	(521)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	1,400	15
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(7)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	142
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	400	(19)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(13)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	611
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	0
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	7
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	12,100	(768)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	100

56	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	$2,400	$(10)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	(3)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	(3)
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	21
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	11
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	80

							$1,440

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	109,100	$(49)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(1,622)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	1,217
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		219,200	(94)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		67,600	(96)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(88)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	81
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(85)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	78
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		134,800	(67)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		43,700	(73)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		22,500	(120)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		71,300	(1,677)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	1,346
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,900	(62)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		10,000	44
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,900	73
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	246
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,800	(40)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(121)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	431
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	11
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	233
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	340
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	2,327
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	1,335
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	148
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	385
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/21/2036		3,800	38
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Receive	1.995%	03/15/2012		9,100	12
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	1,793
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	7
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(212)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	1,490
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,600	53
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	171
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		25,200	(660)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(37)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,000	80
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(140)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	30
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	2,151
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		53,500	(1,510)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(1,407)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	458
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	72,950	(3,883)

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	800	$(41)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	77
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	(39)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		14,600	740
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	934
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(202)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(363)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	(22)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	80
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	603
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		17,100	(448)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,452)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	1,365
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(224)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(154)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,900	255
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(573)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(612)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(179)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,100	228
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		19,300	(932)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,800,000	(202)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		34,280,000	365
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		4,170,000	(403)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(34)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	83
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	13
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	6
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(566)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		22,630,000	(2,426)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(22)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(854)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		3,310,000	(279)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	29
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	109
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(69)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	124
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		7,490,000	(838)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(764)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		13,850,000	(57)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		75,220,000	(82)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	218
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		700,000	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	85,000	227
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		116,000	705
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	118
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		454,700	(41)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	79
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		41,000	109
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$16,700	247
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,500	206
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	178
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	518
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium Amount of $285	12/07/2007		22,800	77
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		13,700	(137)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,200	48
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium Amount of $254	12/07/2007		21,900	98
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		110,400	(1,104)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		54,100	316
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		16,000	22
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	474
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		65,000	218
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		129,100	755
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		26,200	597
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,000	(2)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	232
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		10,000	(340)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,800	(40)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		190,400	894
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		21,600	(564)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	66
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(875)

							$(845)

58	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 103.000	05/25/2007	159	$3	$2
Put - CBOT U.S. Treasury 30-Year Bond June Futures	105.000	05/25/2007	32	1	1

				$4	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	43,300	$224	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		49,000	253	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		21,000	115	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		45,500	234	27
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		88,000	408	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		20,000	77	61
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	20
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		64,000	350	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		16,200	87	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		63,900	336	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		94,500	532	55
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.188%	09/14/2007		108,500	620	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		35,000	200	26
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	231
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$238,000	881	660
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		106,700	413	766
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,420
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009		9,700	502	734
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009		9,700	676	142
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	153
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		108,000	447	176
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		169,600	441	94
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,911	5,663
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	3,632

								$16,757	$13,942

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 116.000	12/05/2007	$28,000	$281	$475
Call - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	966
Put - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	1,324
Call - OTC U.S. dollar versus Japanese yen	120.000	01/18/2008	22,400	271	148
Call - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	2,033	1,078
Put - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	1,830	2,038
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	48	51
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	37	39

				$7,432	$6,119

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$ 103.625	05/07/2007	$254,000	$30	$1
Call - OTC Fannie Mae 5.000% due 06/01/2037	103.625	06/05/2007	56,900	7	1
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.750	06/05/2007	242,500	28	7
Call - OTC U.S. Treasury Notes 5.125% due 05/15/2016	109.500	05/25/2007	112,200	13	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.125	06/05/2007	461,000	54	13
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	933,700	110	32
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	385,300	45	19
Put - OTC Fannie Mae 6.500% due 06/01/2037	94.875	06/05/2007	86,400	10	3

				$297	$76

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$4,000	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	35,100	0	(41)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	40,000	0	(204)

					$0	$(246)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	27,000	$459	$5
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		13,000	239	26
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	5
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,400	27	13
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		18,500	314	4
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		27,000	543	53
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		41,000	820	81
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	298
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$104,000	853	738
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	667
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	311
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,381
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	102
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	136
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		36,500	394	219
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	4,904
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,095

								$15,478	$12,374

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 117.500	04/05/2007	$21,600	$87	$161
Call - OTC U.S. dollar versus Japanese yen	118.000	04/05/2007	35,200	135	183

				$222	$344

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,390	$4,318	0.17%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$49,000	$47,559	$47,346
Fannie Mae	5.000%	05/01/2037	280,100	271,461	270,647
Fannie Mae	5.500%	04/01/2037	45,050	44,660	44,585
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,859	15,905
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,653	25,111
U.S. Treasury Notes	4.000%	02/15/2015	15,200	14,636	14,691
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,856	4,918
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,616	13,782
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,598	24,983
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,540	25,661
U.S. Treasury Notes	4.625%	02/29/2012	3,900	3,926	3,932
U.S. Treasury Notes	4.625%	11/15/2016	119,800	120,557	121,736
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,572	4,650
U.S. Treasury Notes	5.125%	05/15/2016	145,380	151,004	153,633

				$767,497	$771,580

(3) Market value includes $7,306 of interest payable on short sales.

60	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	66,519	04/2007	$2,791	$0	$2,791
Sell		48,009	04/2007	6	(286)	(280)
Buy	BRL	2,588	05/2007	94	0	94
Sell		2,588	05/2007	0	(3)	(3)
Buy		13,158	06/2007	420	0	420
Buy		2,588	03/2008	1	0	1
Buy	CAD	3,496	04/2007	41	0	41
Sell		34,215	04/2007	0	(331)	(331)
Buy	CLP	296,000	05/2007	0	(14)	(14)
Buy		203,300	06/2007	0	(9)	(9)
Buy	CNY	135,733	05/2007	0	(13)	(13)
Sell		55,245	05/2007	27	0	27
Buy		113,995	08/2007	298	0	298
Buy		193,360	09/2007	337	0	337
Buy		97,896	11/2007	60	0	60
Buy		241,344	01/2008	6	(42)	(36)
Buy		249,474	03/2008	53	(29)	24
Sell	DKK	147,370	06/2007	0	(316)	(316)
Buy	EUR	9,014	04/2007	6	(20)	(14)
Sell		396,296	04/2007	0	(265)	(265)
Buy	GBP	144	04/2007	5	0	5
Sell		108,968	04/2007	0	(1,201)	(1,201)
Sell	HKD	1,587	05/2007	0	0	0
Buy	INR	21,887	05/2007	8	0	8
Sell	JPY	268,560	04/2007	0	(8)	(8)
Sell		79,724,912	05/2007	150	(17,318)	(17,168)
Buy	KRW	5,133,125	05/2007	0	(21)	(21)
Buy		642,500	06/2007	2	0	2
Buy		1,033,648	09/2007	4	0	4
Buy	MXN	243,523	04/2007	6	(266)	(260)
Sell		243,523	04/2007	34	0	34
Buy		243,523	03/2008	0	(28)	(28)
Buy	NOK	42,224	06/2007	92	0	92
Sell	NZD	125,004	04/2007	37	(3,692)	(3,655)
Buy	PLN	484	04/2007	6	0	6
Sell		484	04/2007	0	(1)	(1)
Buy		484	09/2007	1	0	1
Buy	RUB	15,371	09/2007	4	0	4
Buy		16,234	11/2007	13	0	13
Buy		1,078,485	01/2008	217	0	217
Buy	SGD	9,419	04/2007	58	0	58
Sell		756	05/2007	0	(5)	(5)
Buy	TWD	166,700	05/2007	0	(2)	(2)

				$4,777	$(23,870)	$(19,093)

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments  Global Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba Ltd.
2.005% due 04/27/2049	JPY	100,000	$859

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		100,000	878

Total Aruba (Cost $1,753)			1,737

AUSTRALIA 0.3%
Medallion Trust
5.590% due 07/12/2031		$379	379

Seven Media Group
6.000% due 02/07/2013	AUD	3,200	2,565

Total Australia (Cost $2,938)			2,944

AUSTRIA 0.5%
Austria Government Bond
5.000% due 01/15/2008	EUR	3,000	4,036
5.500% due 01/15/2010		600	832

Total Austria (Cost $3,465)			4,868

CANADA 1.2%
DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	1,100	958

Honda Canada Finance, Inc.
4.529% due 03/26/2012		12,000	10,399

Province of Ontario Canada
6.200% due 06/02/2031		200	213

Province of Quebec Canada
5.750% due 12/01/2036		900	908

Total Canada (Cost $12,307)			12,478

CAYMAN ISLANDS 2.1%
ASIF II
4.444% due 06/15/2007	CAD	4,400	3,811

Foundation Re II Ltd.
12.110% due 11/26/2010		$500	509

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	100,000	851
1.815% due 12/31/2049		300,000	2,596
8.375% due 12/29/2049		$1,500	1,586

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		2,900	2,967

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,436

Mystic Re Ltd.
11.660% due 12/05/2008		$250	253
14.360% due 12/05/2008		350	353

Pylon Ltd.
7.796% due 12/18/2008	EUR	1,500	2,047

SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	16,517	141

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$2,100	2,115

Vita Capital III Ltd.
6.466% due 01/01/2011		2,300	2,303

Total Cayman Islands (Cost $20,620)			20,968

DENMARK 0.8%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	134	25

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nykredit Realkredit A/S
4.832% due 10/01/2038	DKK	22,985	$4,061
6.000% due 10/01/2029		886	167

Realkredit Danmark A/S
4.510% due 10/01/2038		22,999	4,078

Total Denmark (Cost $8,055)			8,331

FRANCE 3.2%
Axa S.A.
3.750% due 01/01/2017	EUR	397	767

France Government Bond
4.000% due 04/25/2009		560	748
4.000% due 10/25/2009		80	107
4.000% due 04/25/2014		600	799
4.000% due 10/25/2014		3,100	4,122
4.000% due 04/25/2055		400	507
4.750% due 04/25/2035		700	1,004
5.750% due 10/25/2032		4,100	6,694

French Treasury Notes
3.500% due 01/12/2009		13,800	18,269

Total France (Cost $32,350)			33,017

GERMANY 25.8%
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	520	694

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		530	712

Republic of Germany
4.000% due 07/04/2009		2,200	2,939
4.250% due 01/04/2014		26,500	35,833
4.250% due 07/04/2014		45,400	61,437
4.500% due 01/04/2013		3,040	4,158
4.750% due 07/04/2028		1,300	1,856
4.750% due 07/04/2034		4,100	5,907
5.000% due 01/04/2012		3,200	4,455
5.000% due 07/04/2012		5,900	8,238
5.250% due 07/04/2010		15,100	20,912
5.250% due 01/04/2011		15,200	21,155
5.375% due 01/04/2010		1,900	2,626
5.500% due 01/04/2031		6,200	9,777
5.625% due 01/04/2028		35,800	56,680
6.250% due 01/04/2024		5,200	8,623
6.250% due 01/04/2030		3,100	5,319
6.500% due 07/04/2027		5,980	10,391

Total Germany (Cost $260,979)			261,712

ICELAND 0.3%
Glitnir Banki HF
5.830% due 01/18/2012		$1,900	1,915

Kaupthing Bank HF
5.750% due 10/04/2011		900	908

Total Iceland (Cost $2,804)			2,823

IRELAND 0.9%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,717

Bank of Ireland
5.360% due 12/19/2008		$2,400	2,402

Celtic Residential Irish Mortgage Securitisation
4.076% due 06/13/2035	EUR	2,363	3,166

Osiris Capital PLC
10.360% due 01/15/2010		$500	503

Total Ireland (Cost $8,356)			8,788

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ITALY 1.5%
Italy Buoni Poliennali Del Tesoro
4.250% due 11/01/2009	EUR	2,470	$3,319
4.500% due 05/01/2009		4,150	5,595
5.500% due 11/01/2010		1,400	1,960

Siena Mortgages SpA
4.123% due 12/16/2038		3,588	4,807

Total Italy (Cost $15,156)			15,681

JAPAN 29.3%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,175

Japan Government Bond
0.700% due 09/20/2008	JPY	630,000	5,346
1.500% due 03/20/2011		6,530,000	56,354
1.500% due 03/20/2014		2,900,000	24,786
1.500% due 03/20/2015		1,800,000	15,291
1.600% due 09/20/2013		1,030,000	8,887
1.600% due 06/20/2014		4,900,000	42,113
1.600% due 09/20/2014		3,110,000	26,682
2.300% due 05/20/2030		400,000	3,453
2.300% due 06/20/2035		2,440,000	20,600
2.400% due 03/20/2034		590,000	5,093
2.500% due 09/20/2035		1,620,000	14,248
2.500% due 06/20/2036		1,430,000	12,581

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		439,560	3,634
1.000% due 06/10/2016		1,511,510	12,611
1.100% due 12/10/2016		4,393,480	37,008

Resona Bank Ltd.
5.850% due 09/29/2049		$3,800	3,788

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	200,000	1,723
1.514% due 12/31/2049		100,000	854
5.625% due 07/29/2049		$900	888

Total Japan (Cost $310,742)			298,115

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.139% due 12/10/2037	EUR	1,530	2,041

SRM Investment Ltd.
4.063% due 08/26/2034		739	989

Total Jersey, Channel Islands (Cost $2,342)			3,030

MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/01/2049		$1,200	1,186

Total Mexico (Cost $1,200)			1,186

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	100,000	857

Total Netherlands Antilles (Cost $851)			857

NETHERLANDS 2.3%
Delphinus BV
4.037% due 04/25/2093	EUR	2,000	2,684
4.143% due 11/28/2031		4,221	5,653

Dutch Mortgage Portfolio Loans BV
4.076% due 11/20/2035		2,332	3,131

Dutch Mortgage-Backed Securities BV
4.022% due 11/02/2035	EUR	259	346
4.114% due 07/02/2077		535	716
4.202% due 10/02/2079		969	1,299

62	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Generali Finance BV
5.479% due 02/28/2049	EUR	900	$1,212

Holland Euro-Denominated Mortgage-Backed Series
4.016% due 04/18/2012		448	600

Netherlands Government Bond
3.750% due 07/15/2014		2,700	3,539
5.000% due 07/15/2011		2,100	2,911

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$800	801

Total Netherlands (Cost $20,526)			22,892

NEW ZEALAND 0.1%
New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	907	880

Total New Zealand (Cost $421)			880

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007		$1,500	1,502

Total Russia (Cost $1,500)			1,502

SPAIN 1.5%
Spain Government Bond
4.000% due 01/31/2010	EUR	980	1,308
4.200% due 07/30/2013		2,900	3,903
4.200% due 01/31/2037		1,300	1,707
5.150% due 07/30/2009		6,140	8,402
5.750% due 07/30/2032		30	49

Total Spain (Cost $12,314)			15,369

TUNISIA 0.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	2,600	3,287

Total Tunisia (Cost $3,143)			3,287

UNITED KINGDOM 2.9%
Bauhaus Securities Ltd.
4.092% due 10/30/2052	EUR	5,739	7,686

Dolerite Funding PLC
5.640% due 08/20/2032		$181	181

HBOS PLC
5.920% due 09/29/2049		3,900	3,828

Holmes Financing PLC
3.997% due 10/15/2009	EUR	1,800	2,405
4.005% due 07/15/2010		3,200	4,277

HSBC Holdings PLC
6.500% due 05/02/2036		$4,600	4,878

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	2,410	3,299

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		$2,600	2,602

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	376

XL Capital Europe PLC
6.500% due 01/15/2012		300	314

Total United Kingdom (Cost $27,324)			29,846

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 102.1%

ASSET-BACKED SECURITIES 0.9%
AFC Home Equity Loan Trust
6.030% due 12/22/2027		$40	$40

Amortizing Residential Collateral Trust
5.670% due 10/25/2031		46	47

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		60	62

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		49	50
5.720% due 10/27/2032		90	90
5.770% due 03/25/2043		76	76

Citibank Credit Card Master Trust I
5.750% due 07/16/2009	EUR	1,000	686

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		$36	36

FBR Securitization Trust
5.440% due 10/25/2035		26	26
5.440% due 11/25/2035		85	85

First NLC Trust
5.440% due 02/25/2036		296	296

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		251	251

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		186	186

Quest Trust
5.880% due 06/25/2034		204	205

Residential Asset Mortgage Products, Inc.
5.880% due 06/25/2032		37	37

Residential Asset Securities Corp.
5.420% due 11/25/2035		164	164
5.820% due 07/25/2032		186	186

Saxon Asset Securities Trust
5.590% due 01/25/2032		83	83

SLM Student Loan Trust
3.800% due 12/15/2038		1,200	1,171

Soundview Home Equity Loan Trust
5.420% due 12/25/2035		143	143

Wells Fargo Home Equity Trust
5.550% due 10/25/2035		4,841	4,844

			8,764

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013		1,000	1,005

Georgia-Pacific Corp.
7.340% due 12/20/2012		1,810	1,821
7.364% due 12/20/2012		165	166

HCA, Inc.
7.614% due 11/14/2013		1,900	1,918

			4,910

CORPORATE BONDS & NOTES 7.7%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		500	511

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	1,837

Anadarko Petroleum Corp.
6.125% due 03/15/2012		$1,000	1,030

AutoZone, Inc.
5.875% due 10/15/2012		800	818

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America N.A.
5.350% due 12/18/2008		$3,750	$3,748

Boston Scientific Corp.
5.450% due 06/15/2014		400	385
6.000% due 06/15/2011		1,000	1,014
6.400% due 06/15/2016		1,700	1,707

Charter One Bank N.A.
5.410% due 04/24/2009		4,500	4,502

CMS Energy Corp.
8.900% due 07/15/2008		900	938
9.875% due 10/15/2007		300	308

CNA Financial Corp.
6.000% due 08/15/2011		800	818

Cox Communications, Inc.
6.750% due 03/15/2011		700	737

CVS Corp.
5.750% due 08/15/2011		300	306

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		300	297
5.690% due 03/13/2009		3,300	3,308
5.750% due 09/08/2011		400	407

Ford Motor Credit Co.
7.250% due 10/25/2011		1,000	973

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	1,000	1,326
5.380% due 12/12/2008		$1,700	1,702

General Motors Acceptance Corp.
6.000% due 04/01/2011		2,600	2,531
7.430% due 12/01/2021		70	71

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (j)	CAD	2,200	1,943

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		$2,000	2,005

Health Care Property Investors, Inc.
5.950% due 09/15/2011		300	306

HJ Heinz Finance Co.
6.000% due 03/15/2012		900	925

HSBC Finance Corp.
5.500% due 01/19/2016		5,400	5,377

International Lease Finance Corp.
5.350% due 03/01/2012		1,000	1,007

Johnson Controls, Inc.
5.250% due 01/15/2011		900	902

JPMorgan & Co., Inc.
2.991% due 02/15/2012		760	788

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,581

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$1,200	1,181

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		1,300	1,296

Kraft Foods, Inc.
6.250% due 06/01/2012		900	936

Lennar Corp.
5.950% due 10/17/2011		900	899

Loews Corp.
5.250% due 03/15/2016		300	295

Masco Corp.
5.875% due 07/15/2012		300	304

May Department Stores Co.
4.800% due 07/15/2009		300	297

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		$400	$400

Mirage Resorts, Inc.
6.750% due 08/01/2007		900	906

Mizuho JGB Investment LLC
9.870% due 12/31/2049		400	421

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		500	521

Morgan Stanley
5.485% due 01/18/2008		2,100	2,102

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	927

Newell Rubbermaid, Inc.
4.000% due 05/01/2010		1,000	969

NiSource Finance Corp.
5.400% due 07/15/2014		300	293

Ryder System, Inc.
3.500% due 03/15/2009		1,000	965

Sara Lee Corp.
6.250% due 09/15/2011		900	930

SB Treasury Co. LLC
9.400% due 12/29/2049		2,900	3,036

Sealed Air Corp.
6.950% due 05/15/2009		800	827

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		2,800	2,948

Toyota Motor Credit Corp.
5.330% due 10/12/2007		7,300	7,303

Viacom, Inc.
5.750% due 04/30/2011		2,000	2,029

Wal-Mart Stores, Inc.
5.250% due 06/16/2008		2,400	2,399

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	200,000	1,693

			77,985

MORTGAGE-BACKED SECURITIES 4.4%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,527	1,504

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,615	3,571

Bear Stearns Alt-A Trust
5.830% due 11/25/2036		6,052	6,110

Citicorp Real Estate, Inc.
7.430% due 01/01/2024		48	49

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		8,202	8,118

Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035		4,121	4,133
5.650% due 02/25/2035		853	856

CS First Boston Mortgage Securities Corp.
5.540% due 11/15/2019		283	283
5.629% due 05/25/2032		35	35
6.500% due 04/25/2033		148	149

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034		2,330	2,321

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035		2,300	2,418

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030		235	234

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mellon Residential Funding Corp.
5.760% due 12/15/2030	$1,072	$1,076

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	129	130

Sequoia Mortgage Trust
5.670% due 10/19/2026	635	636
5.670% due 07/20/2033	1,547	1,553

Structured Asset Mortgage Investments, Inc.
5.610% due 07/19/2034	397	397

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	4,300	4,361

Washington Mutual, Inc.
5.111% due 10/25/2032	127	127
5.550% due 04/25/2045	2,296	2,302
5.580% due 11/25/2045	896	900
5.590% due 12/25/2027	2,865	2,866
5.630% due 01/25/2045	1,060	1,062

		45,191

MUNICIPAL BONDS & NOTES 0.6%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.406% due 01/01/2014	270	293

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	800	884

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	400	405

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	285	297

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	790	790

Los Angeles, California Wastewater System Revenue Bonds, (MBIA Insured), Series 2003
5.000% due 06/01/2027	900	943

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	370	397

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	212

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	1,400	1,425

		5,751

	SHARES
PREFERRED STOCKS 0.1%
DG Funding Trust
7.600% due 12/31/2049	130	1,372

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 78.4%
Fannie Mae
0.000% due 06/01/2017	$30,300	18,211
4.190% due 11/01/2034	7,981	7,905
4.946% due 12/01/2034	1,213	1,212

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.000% due 07/01/2018 - 03/01/2036	$17,318	$16,698
5.500% due 10/01/2017 - 11/01/2033	26,454	26,247
6.000% due 02/01/2036 - 04/01/2037	634,954	639,719
6.470% due 09/25/2012	1,000	1,075
6.500% due 06/01/2034 -04/01/2037	33,463	34,146
6.981% due 03/01/2024	23	24
7.437% due 11/01/2023	15	15
9.000% due 04/01/2016	16	16
15.750% due 12/01/2011	1	1

Federal Farm Credit Bank
7.530% due 04/15/2009	475	499

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,925
5.500% due 03/19/2009	6,000	6,002
5.750% due 08/15/2011	500	518

Federal Housing Administration
7.400% due 02/01/2021	286	289

Freddie Mac
4.500% due 02/15/2020	10,619	10,403
5.000% due 12/15/2031	3,600	3,480
5.670% due 12/15/2030	721	723
6.133% due 10/25/2044	7,121	7,183
6.678% due 05/01/2023	94	95
7.030% due 02/01/2029	439	442

Ginnie Mae
5.250% due 01/20/2030	129	130
5.375% due 05/20/2022 -
05/20/2030	532	538
5.750% due 07/20/2022 -
09/20/2026	209	211
5.920% due 02/16/2030	321	325
6.000% due 08/20/2034	4,085	4,187
6.125% due 12/20/2023 -
12/20/2026	97	99
8.500% due 12/15/2029 -
02/15/2031	295	317

Small Business Administration
6.640% due 02/01/2011	391	407
7.640% due 03/01/2010	63	66

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,217
7.140% due 05/23/2012	1,000	1,101

		796,426

U.S. TREASURY OBLIGATIONS 9.5%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	6,791	6,727
2.000% due 01/15/2026	510	485
3.000% due 07/15/2012	9,230	9,678
3.500% due 01/15/2011	2,907	3,070
3.625% due 04/15/2028	250	305

U.S. Treasury Bonds
8.000% due 11/15/2021	8,300	10,972
8.125% due 05/15/2021	9,300	12,352
8.875% due 02/15/2019	18,900	25,831

U.S. Treasury Notes
3.500% due 02/15/2010	18,500	17,990
4.875% due 05/31/2011	1,700	1,722

U.S. Treasury Strips
0.000% due 02/15/2019	11,200	6,327
0.000% due 08/15/2024	3,500	1,474

		96,933

Total United States (Cost $1,038,915)		1,037,332

64	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 11.1%

CERTIFICATES OF DEPOSIT 4.2%
Barclays Bank PLC
5.281% due 03/17/2008	$7,100	$7,101

BNP Paribas
5.270% due 09/23/2008	10,200	10,196

Countrywide Funding Corp.
5.360% due 08/16/2007	4,700	4,700

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	10,200	10,198

Societe Generale NY
5.270% due 03/25/2008	10,200	10,200

		42,395

COMMERCIAL PAPER 3.6%
Rabobank USA Financial Corp.
5.400% due 06/06/2007	15,700	15,700

UBS Finance Delaware LLC
5.185% due 08/01/2007	21,700	21,392

		37,092

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$11,000	$11,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $11,211. Repurchase proceeds are $11,005.)

TRI-PARTY REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
4.900% due 04/02/2007	5,744	5,744

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $5,861. Repurchase proceeds are $5,746.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 1.6%
4.953% due 05/31/2007 - 06/14/2007 (a)(c)(d)(g)	$16,360	$16,195

Total Short-Term Instruments (Cost $112,440)		112,426

PURCHASED OPTIONS (h) 0.7%
(Cost $8,724)		7,009

Total Investments (e) 187.7% (Cost $1,909,225)		$1,907,078

Written Options (i) (0.4%) (Premiums $5,507)		(4,318)

Other Assets and Liabilities (Net) (87.3%)		(886,787)

Net Assets 100.0%		$1,015,973

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $9,159 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	Securities with an aggregate market value of $1,385 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $24,239 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $4,908 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	44	$(7)
90-Day Eurodollar March Futures	Long	03/2008	248	(22)
90-Day Eurodollar September Futures	Long	09/2007	2,399	(920)
90-Day Euroyen December Futures	Long	12/2007	687	63
Euro-Bund 10-Year Note June Futures	Long	06/2007	646	(679)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	86	9
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	42	12
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	617	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	86	16
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	42	(9)
Japan Government 10-Year Bond June Futures	Long	06/2007	50	(47)
U.S. Treasury 5-Year Note June Futures	Short	06/2007	64	(21)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	27	7
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	196	(325)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	139	(75)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	75	(44)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	132	(81)

				$(2,123)

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	6,100	$(11)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		2,300	(3)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		5,300	(13)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		600	(1)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		700	(1)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		3,900	(10)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	259,000	20
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$300	0
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		30,400	208
Barclays Bank PLC	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.110%	)	03/20/2009		1,000	1
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009		900	(2)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		400	0
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012		1,000	(1)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,000	14
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		300	(3)
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		800	(5)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		800	(4)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		1,000	(4)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012		1,000	4
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.420%	)	06/20/2012		2,000	3
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		300	(2)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		300	(3)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		800	(13)
Credit Suisse First Boston	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011		900	(3)
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011		1,100	(6)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		500	(2)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		400	9
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		400	4
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		28,100	143
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		2,700	1
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		300	(2)
JPMorgan Chase & Co.	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.660%	)	12/20/2011		900	15
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,100	14
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008		1,000	6
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010		1,000	13
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010		1,000	(2)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		8,100	196
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011		6,600	178
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,100	86
Lehman Brothers, Inc.	Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011		900	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016		4,500	(247)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016		3,700	(224)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016		1,700	(105)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		8,900	49
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007		2,400	4
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		1,984	18
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011		1,000	3
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011		2,600	40
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011		9,000	239
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012		1,000	1
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012		1,400	0
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016		5,000	(299)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010		10,912	98
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010		200	(10)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011		700	0
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011		300	(4)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011		6,500	183
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012		300	2
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016		3,600	(229)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		9,400	63
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009		1,000	(4)
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016		1,600	1
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011		300	(1)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011		400	(5)

66	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	$900	$(5)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	1,900	(2)
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	1,900	14
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	4,700	31

							$444

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	23,700	$(11)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		38,900	(909)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		22,300	688
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		117,900	(41)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		24,700	(103)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		13,800	(22)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		35,800	(18)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		22,900	(122)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		52,400	(1,232)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		29,900	985
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	2,300	10
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	1,400	(69)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		17,000	387
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		2,300	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		9,000	192
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		27,100	1,366
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		27,700	999
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		39,200	316
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(4)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	5
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,500	341
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		20	(1)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		15,900	300
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		1,400	3
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		4,500	(104)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(20)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,900	51
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		7,100	55
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		8,600	(93)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	0
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,400	(168)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		14,200	323
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(193)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,500	(78)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		41,600	115
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		1,800	(46)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		13,100	724
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	4.250%	06/12/2036		1,000	(98)
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		2,200	(127)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		9,100	(246)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(94)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		27,400	(460)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		12,300	(344)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,400	(268)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		8,000	(250)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		700	(42)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		500	(11)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,600	105
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,900	(213)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,500	87
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,200	(28)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,110,000	(124)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,740,000	(4)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		7,700,000	(13)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.035%	05/18/2010		360,000	(104)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		2,000,000	(143)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		3,900,000	33

See Accompanying Notes	Annual Report	March 31, 2007	67

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011	JPY	1,040,000	$7
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		1,030,000	2
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		8,310,000	(891)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		755,000	(187)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,800,000	(152)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,200,000	44
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,640,000	(27)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		4,540,000	50
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		4,730,000	(529)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		1,900,000	(303)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		5,120,000	(21)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,310,000	(32)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		6,500,000	86
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		770,000	(59)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	31,000	86
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		44,000	263
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		11,000	62
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		145,300	12
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	17
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		16,000	42
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$24,500	558
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		51,900	302
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,000	468
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,800	101
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium Amount of $101	12/07/2007		8,100	28
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		228,800	(80)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		15,200	89
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,500	49
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium Amount of $102	12/07/2007		8,500	35
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		28,300	165
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		13,400	(1,452)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		3,700	5
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,500	(26)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		21,800	(152)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		73,200	428
Morgan Stanley	3-Month USD-LIBOR	Receive	6.000%	12/17/2031		5,500	(809)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		500	17
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,500	50
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		68,100	204
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		32,700	(854)

							$(1,119)

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$ 104.000	05/25/2007	147	$3	$2
Put - CBOT U.S. Treasury 30-Year Bond June Futures	102.000	05/25/2007	386	7	6

				$10	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call -OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	14,100	$73	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		21,000	108	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		13,000	72	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		17,500	90	10
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		29,000	134	1
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		42,000	237	27
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		22,800	108	80
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		16,600	91	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		6,300	34	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		20,900	106	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		35,000	197	20
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		3,500	20	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		12,000	47	36
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$73,000	270	203
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		34,000	139	91
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		62,100	241	446
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		78,500	509	528

68	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	$79,700	$330	$130
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	112,900	255	133
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	216,400	1,073	1,554
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	220,500	1,422	1,185

							$5,556	$4,449

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 116.000	12/05/2007	$9,800	$98	$166
Call - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	15,000	500	329
Put - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	15,000	500	451
Call - OTC U.S. dollar versus Japanese yen	120.000	01/18/2008	8,100	98	54
Call - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	22,900	802	425
Put - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	22,900	721	803
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	4,000	192	204
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	4,000	147	155

				$3,058	$2,587

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$103.625	05/07/2007	$40,000	$5	$0
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.188	06/05/2007	80,000	9	1
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	504,700	59	17
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	233,000	27	15

				$100	$33

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put-OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	0.000%	04/19/2007	$16,400	$0	$(4)
Call & Put-OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	4,200	0	(8)
Call & Put-OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	11,100	0	(56)

					$0	$(68)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	10,200	$173	$2
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		5,000	92	10
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		8,300	151	2
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		12,000	239	23
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		5,700	107	55
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		1,800	36	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		6,100	101	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		10,000	201	20
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		1,000	20	2
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		3,000	45	29
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$32,000	263	227
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		15,000	132	94
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		27,000	242	388
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		7,800	87	81
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		34,100	493	513
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		6,100	80	63
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		34,300	359	243
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		18,800	218	111
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		94,100	1,129	1,353
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		87,500	1,251	960

								$5,419	$4,177

See Accompanying Notes	Annual Report	March 31, 2007	69

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	117.500	04/05/2007	$10,800	$44	$81
Call - OTC U.S. dollar versus Japanese yen		118.000	04/05/2007	11,500	44	60

					$88	$141

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,992	$1,943	0.19%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	05/01/2037	$58,000	$56,213	$56,043
Fannie Mae	5.500%	04/01/2037	67,900	67,320	67,200
U.S. Treasury Notes	4.250%	11/15/2013	25,200	24,864	25,166
U.S. Treasury Notes	4.500%	11/15/2015	29,000	28,877	29,272
U.S. Treasury Notes	4.500%	02/15/2016	2,500	2,484	2,496
U.S. Treasury Notes	4.875%	05/31/2011	1,800	1,829	1,855
U.S. Treasury Notes	5.125%	05/15/2016	32,100	33,342	33,922

				$214,929	$215,954

(3) Market value includes $1,766 of interest payable on short sales.

70	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	25,153	04/2007	$1,056	$0	$1,056
Sell		13,304	04/2007	0	(119)	(119)
Buy	BRL	2,839	05/2007	81	0	81
Sell		2,839	05/2007	0	(4)	(4)
Buy		3,805	06/2007	129	0	129
Buy		2,839	03/2008	1	0	1
Buy	CAD	8,351	04/2007	98	0	98
Sell		15,095	04/2007	0	(81)	(81)
Sell	CLP	83,585	06/2007	4	0	4
Buy		66,358	11/2007	2	0	2
Buy	CNY	52,322	05/2007	0	(5)	(5)
Sell		21,295	05/2007	10	0	10
Buy		45,620	08/2007	119	0	119
Buy		36,587	09/2007	106	0	106
Buy		82,336	11/2007	70	0	70
Buy		83,104	01/2008	2	(13)	(11)
Buy		106,826	03/2008	22	(12)	10
Sell	DKK	3,659	06/2007	0	(8)	(8)
Buy	EUR	187,354	04/2007	124	(8)	116
Buy	GBP	31,400	04/2007	485	0	485
Sell		11,518	04/2007	0	(224)	(224)
Sell	HKD	1,019	05/2007	0	0	0
Buy	INR	4,488	05/2007	2	0	2
Sell	JPY	201,068	04/2007	0	0	0
Buy		2,192,027	05/2007	408	(13)	395
Sell		2,062,453	05/2007	72	0	72
Buy	KRW	1,283,213	05/2007	0	(6)	(6)
Buy		362,800	06/2007	1	0	1
Buy		532,625	09/2007	2	0	2
Buy	MXN	96,734	04/2007	3	(86)	(83)
Sell		96,734	04/2007	13	0	13
Buy		96,734	03/2008	0	(11)	(11)
Buy	NOK	16,737	06/2007	36	0	36
Sell	NZD	49,873	04/2007	29	(1,246)	(1,217)
Buy	PLN	226	04/2007	0	0	0
Sell		226	04/2007	0	(3)	(3)
Buy		371	06/2007	0	(2)	(2)
Sell		226	03/2008	0	0	0
Buy	RUB	9,320	09/2007	3	0	3
Buy		9,554	11/2007	8	0	8
Buy		423,019	01/2008	81	0	81
Buy	SEK	56,961	06/2007	56	0	56
Buy	SGD	3,894	04/2007	24	0	24
Sell		958	05/2007	0	(5)	(5)
Buy	TWD	60,988	05/2007	0	(1)	(1)
Buy	ZAR	2,858	06/2007	0	(7)	(7)

				$3,047	$(1,854)	$1,193

See Accompanying Notes	Annual Report	March 31, 2007	71

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
Medallion Trust
5.590% due 07/12/2031		$115	$115

Total Australia (Cost $115)			115

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	348

Total Belgium (Cost $235)			348

CANADA 0.1%
Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	289

Total Canada (Cost $251)			289

CAYMAN ISLANDS 0.9%
Mizuho Finance Cayman Ltd.
8.375% due 12/29/2049		$700	740

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	818

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	392

SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	802	7

Total Cayman Islands (Cost $1,903)			1,957

DENMARK 1.3%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	36	7

Nykredit Realkredit A/S
6.000% due 10/01/2029		226	42

Realkredit Danmark A/S
4.510% due 10/01/2038		14,971	2,651

Total Denmark (Cost $2,634)			2,700

FRANCE 9.0%
Axa S.A.
3.750% due 01/01/2017	EUR	50	96

France Government Bond
4.000% due 10/25/2009		2,260	3,018
4.000% due 04/25/2014		9,300	12,379
4.000% due 10/25/2014		700	931
4.750% due 04/25/2035		100	143
5.750% due 10/25/2032		1,300	2,122

Total France (Cost $17,772)			18,689

GERMANY 21.6%
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	90	120

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	282

Republic of Germany
3.500% due 10/09/2009		1,000	1,320
4.000% due 07/04/2009		100	134
4.250% due 01/04/2014		3,800	5,138
4.250% due 07/04/2014		6,900	9,337
4.750% due 07/04/2034		700	1,009
5.000% due 01/04/2012		100	139
5.250% due 07/04/2010		1,300	1,800
5.250% due 01/04/2011		6,600	9,186
5.625% due 01/04/2028		4,740	7,505

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.250% due 01/04/2024	EUR	600	$995
6.500% due 07/04/2027		4,340	7,541

Total Germany (Cost $44,386)			44,506

ICELAND 0.4%
Glitnir Banki HF
5.830% due 01/18/2012		$400	403

Kaupthing Bank HF
5.750% due 10/04/2011		200	202

Landsbanki Islands HF
6.060% due 08/25/2009		200	203

Total Iceland (Cost $801)			808

IRELAND 1.4%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,717

Emerald Mortgages PLC
4.116% due 01/15/2035		51	69

Lusitano Mortgages PLC
4.169% due 12/15/2035		124	167

Total Ireland (Cost $2,813)			2,953

ITALY 2.0%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	1,280	1,726
5.500% due 11/01/2010		400	560

Siena Mortgages SpA
4.123% due 12/16/2038		1,305	1,748

Total Italy (Cost $3,882)			4,034

JAPAN 23.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		200	259

Japan Government Bond
0.700% due 09/20/2008	JPY	310,000	2,630
1.400% due 09/20/2011		270,000	2,319
1.500% due 03/20/2011		910,000	7,853
1.500% due 03/20/2014		160,000	1,367
1.500% due 03/20/2015		100,000	850
1.600% due 06/20/2014		600,000	5,157
1.600% due 09/20/2014		490,000	4,204
2.300% due 05/20/2030		40,000	345
2.300% due 06/20/2035		440,000	3,715
2.400% due 03/20/2034		180,000	1,554
2.500% due 09/20/2035		440,000	3,870
2.500% due 06/20/2036		290,000	2,551

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		89,910	743
1.000% due 06/10/2016		300,300	2,506
1.100% due 12/10/2016		834,960	7,033

Resona Bank Ltd.
5.850% due 09/29/2049		$500	498

Sumitomo Mitsui Banking Corp.
1.514% due 12/31/2049	JPY	100,000	855
5.625% due 07/29/2049		$100	99

Total Japan (Cost $50,105)			48,408

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.139% due 12/10/2037	EUR	546	729

Total Jersey, Channel Islands (Cost $528)			729

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	$41

Total Mexico (Cost $40)			41

NETHERLANDS 1.8%
Delphinus BV
4.037% due 04/25/2093	EUR	500	671
4.143% due 11/28/2031		422	565
4.172% due 06/25/2066		172	231

Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		969	1,300

Holland Euro-Denominated Mortgage-Backed Series
4.016% due 04/18/2012		112	150

Netherlands Government Bond
3.750% due 07/15/2014		200	262
5.000% due 07/15/2011		200	277

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$200	200

Total Netherlands (Cost $3,405)			3,656

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007		$200	200

Total Russia (Cost $200)			200

SPAIN 1.7%
Hipotebansa Mortgage Securitization Fund
3.921% due 07/18/2022	EUR	171	229

Spain Government Bond
4.200% due 07/30/2013		400	538
5.150% due 07/30/2009		1,990	2,723

Total Spain (Cost $2,552)			3,490

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	379

Total Tunisia (Cost $363)			379

UNITED KINGDOM 4.9%
Bauhaus Securities Ltd.
4.092% due 10/30/2052	EUR	278	372

Dolerite Funding PLC
5.640% due 08/20/2032		$31	31

HBOS PLC
5.920% due 09/29/2049		500	491

HSBC Holdings PLC
6.500% due 05/02/2036		2,100	2,227

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	808

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		$600	600

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	94

United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	115
5.000% due 03/07/2008		800	1,568
5.000% due 03/07/2012		900	1,754
8.000% due 09/27/2013		790	1,797

72	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
XL Capital Europe PLC
6.500% due 01/15/2012		$200	$210

Total United Kingdom (Cost $9,642)			10,067

UNITED STATES 95.3%

ASSET-BACKED SECURITIES 0.7%
AFC Home Equity Loan Trust
6.030% due 12/22/2027		$19	19

Amortizing Residential Collateral Trust
5.670% due 10/25/2031		15	16
Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		10	10

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		8	8
5.770% due 03/25/2043		29	29

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		12	12

FBR Securitization Trust
5.440% due 11/25/2035		28	28

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		68	68

First NLC Trust
5.440% due 02/25/2036		42	42

GSAMP Trust
5.430% due 11/25/2035		13	13
5.610% due 03/25/2034		189	189

Quest Trust
5.880% due 06/25/2034		39	40

Renaissance Home Equity Loan Trust
5.820% due 12/25/2033		53	53

Residential Asset Mortgage Products, Inc.
5.880% due 06/25/2032		12	12

Residential Asset Securities Corp.
5.410% due 01/25/2036		69	69
5.820% due 07/25/2032		49	50

Structured Asset Securities Corp.
5.720% due 05/25/2034		50	50

Wells Fargo Home Equity Trust
5.550% due 10/25/2035		785	785

			1,493

CORPORATE BONDS & NOTES 7.3%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	102

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	394
6.250% due 03/15/2037		$100	98

AutoZone, Inc.
5.875% due 10/15/2012		100	102

Bank of America Corp.
5.370% due 11/06/2009		500	500

BellSouth Corp.
5.200% due 09/15/2014		200	197

Boston Scientific Corp.
5.450% due 06/15/2014		100	96
6.000% due 06/15/2011		200	203
6.400% due 06/15/2016		300	301

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	201

Charter One Bank N.A.
5.410% due 04/24/2009		1,000	1,000

CIT Group, Inc.
5.480% due 08/17/2009		600	601

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
CNA Financial Corp.
6.000% due 08/15/2011		$300	$307

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		1,000	1,001

CVS Corp.
5.750% due 08/15/2011		200	204

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009		500	501
5.750% due 09/08/2011		100	102
5.820% due 09/10/2007		400	401

DR Horton, Inc.
6.000% due 04/15/2011		200	199

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	105

General Electric Capital Corp.
5.380% due 12/12/2008		300	300

General Motors Acceptance Corp.
6.000% due 04/01/2011		500	487

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	763

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	500	441

HJ Heinz Finance Co.
6.000% due 03/15/2012		$200	206

International Lease Finance Corp.
5.350% due 03/01/2012		200	201

JPMorgan & Co., Inc.
2.991% due 02/15/2012		100	104

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	176

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$200	197

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		300	299

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		100	100

Mizuho JGB Investment LLC
9.870% due 12/31/2049		400	421

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	312

Morgan Stanley
5.810% due 10/18/2016		200	201

Sabre Holdings Corp.
7.350% due 08/01/2011		200	197

Sara Lee Corp.
6.250% due 09/15/2011		200	207

SB Treasury Co. LLC
9.400% due 12/29/2049		900	942

Sealed Air Corp.
5.625% due 07/15/2013		200	201

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	316

Toyota Motor Credit Corp.
5.330% due 10/12/2007		800	800

U.S. Bancorp
5.350% due 04/28/2009		600	600

Viacom, Inc.
5.750% due 04/30/2011		200	203

Wal-Mart Stores, Inc.
5.250% due 06/16/2008		500	500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Xerox Corp.
9.750% due 01/15/2009	$200	$215

		15,004

MORTGAGE-BACKED SECURITIES 3.7%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	429	424

Bear Stearns Alt-A Trust
5.830% due 11/25/2036	890	898

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	326

Countrywide Home Loan Mortgage Pass-Through Trust
5.700% due 09/25/2034	233	234

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	30	30

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	623	630

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	291	290

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	43	43

GSR Mortgage Loan Trust
3.402% due 06/25/2034	318	319

Impac CMB Trust
5.720% due 07/25/2033	37	37

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	600	631

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	79	80

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	28	28

Sequoia Mortgage Trust
5.670% due 07/20/2033	387	388

Structured Asset Mortgage Investments, Inc.
5.610% due 07/19/2034	79	79

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	811

Washington Mutual, Inc.
5.111% due 10/25/2032	31	31
5.590% due 12/25/2027	484	485
5.630% due 01/25/2045	189	190
5.642% due 02/27/2034	131	132
6.129% due 05/25/2041	58	58

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	971	964
5.245% due 04/25/2036	602	608

		7,716

MUNICIPAL BONDS & NOTES 0.7%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	200	221

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	100	101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	395

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

See Accompanying Notes	Annual Report	March 31, 2007	73

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	$400	$407

		1,434

	SHARES
PREFERRED STOCKS 0.9%
DG Funding Trust
7.600% due 12/31/2049	172	1,815

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 75.8%
Fannie Mae
4.190% due 11/01/2034	$694	$687
4.946% due 12/01/2034	253	253
5.000% due 08/01/2035	1,297	1,254
5.420% due 01/25/2021	339	338
5.500% due 10/01/2016 - 10/01/2035	12,647	12,547
5.570% due 06/25/2044	142	142
6.000% due 07/01/2036 - 07/25/2044	127,160	128,115
6.470% due 09/25/2012	1,000	1,075
6.500% due 09/01/2036 - 04/01/2037	6,591	6,726

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,035

Freddie Mac
6.133% due 10/25/2044	623	629

Ginnie Mae
5.250% due 01/20/2030	52	53
5.375% due 05/20/2028 - 06/20/2030	201	204

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.750% due 07/20/2022 - 09/20/2026	$126	$128
5.920% due 02/16/2030	92	93
5.970% due 02/16/2030	90	91
6.000% due 08/20/2034	584	598
6.125% due 11/20/2021 - 12/20/2026	53	54

Small Business Administration
6.640% due 02/01/2011	102	106

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,081
7.140% due 05/23/2012	1,000	1,101

		156,310

U.S. TREASURY OBLIGATIONS 6.2%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	438	434
2.000% due 01/15/2026	102	97
2.375% due 01/15/2027	401	405
3.000% due 07/15/2012	1,013	1,062
3.500% due 01/15/2011	1,279	1,351

U.S. Treasury Bonds
8.125% due 08/15/2019	2,000	2,612
8.875% due 02/15/2019	4,900	6,697

U.S. Treasury Notes
4.375% due 12/15/2010	100	100

		12,758

Total United States (Cost $196,979)		196,530

SHORT-TERM INSTRUMENTS 10.3%

CERTIFICATES OF DEPOSIT 0.4%
Countrywide Funding Corp.
5.350% due 08/16/2007	$900	900

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 6.4%
IXIS Commercial Paper Corp.
5.215% due 06/13/2007	$1,000	$989

Natixis S.A.
5.400% due 04/02/2007	5,100	5,098

Societe Generale NY
5.380% due 04/02/2007	4,000	4,000

UBS Finance Delaware LLC
5.185% due 08/01/2007	3,200	3,154

		13,241

REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
4.900% due 04/02/2007	3,830	3,830

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $3,908. Repurchase proceeds are $3,832.)

U.S. TREASURY BILLS 1.6%
4.958% due 05/31/2007 - 06/14/2007 (a)(c)(e)	3,285	3,251

Total Short-Term Instruments (Cost $21,227)		21,222

PURCHASED OPTIONS (g) 0.6%
(Cost $1,550)		1,260

Total Investments (d) 175.7% (Cost $361,383)		$362,381

Written Options (h) (0.4%) (Premiums $913)		(735)

Other Assets and Liabilities (Net) (75.3%)		(155,393)

Net Assets 100.0%		$206,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,732 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $3,453 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,519 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2007	456	$(173)
90-Day Euroyen December Futures	Long	12/2007	254	9
Euro-Bund 10-Year Note June Futures	Long	06/2007	148	(148)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	18	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	9	3
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 110.500	Long	06/2007	169	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	18	3
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	9	(2)
Japan Government 10-Year Bond June Futures	Long	06/2007	21	(21)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	483	235
U.S. Treasury 10-Year Note June Futures	Long	06/2007	163	57
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	18	31

				$(4)

74	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	1,300	$(2)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		500	(1)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,100	(3)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		100	0
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		700	(2)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	59,000	5
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		$200	3
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,200	42
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		200	0
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		300	2
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		200	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		100	(1)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		200	(1)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		100	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008		200	0
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013		200	(1)
Deutsche Bank AG	Glitnir Banki HF. floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012		200	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		100	0
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		100	2
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		100	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,100	28
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		500	0
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		2,000	54
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		200	(1)
JPMorgan Chase & Co.	Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%	)	09/20/2011		200	14
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		1,100	(66)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		700	4
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		3,600	87
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011		200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011		200	(1)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014		200	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016		2,000	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		1,700	9
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007		600	1
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011		200	1

See Accompanying Notes	Annual Report	March 31, 2007	75

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	$500	$8
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	200	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	200	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	2,100	59
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	1,200	(76)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,500	10
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016	200	0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	200	(1)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	100	(1)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	200	(1)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	200	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	200	2
UBS AG	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	400	3
UBS AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,000	7

							$68

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,800	$(2)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,900	(158)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	117
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		23,700	(8)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,700	(4)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,400	(13)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		800	12
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,000	(9)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		600	9
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		7,200	(4)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		4,000	(21)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,100	(5)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(151)
UBS AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	117
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	800	3
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		600	20
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(11)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	144
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	1
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	2
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	63
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		300	(6)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,170	55
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	1
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		8,900	147
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(22)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,400	(52)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(5)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(7)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(14)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		3,000	100
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,300	(68)

76	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012	EUR	600	$0
UBS AG	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(39)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	78
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,700	(14)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(36)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,500	29
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		100	1
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,100	110
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	14
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		100	(6)
Citibank N.A.	6-Month GBP-LIBOR	Receive	5.000%	12/16/2019		200	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(32)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(21)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	42
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(3)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(47)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(403)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(24)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	20
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(44)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	16
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		200	3
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		600	(23)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	150,000	(17)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		590,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		60,000	(6)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,500,000	(3)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(14)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		800,000	7
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	2
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		210,000	0
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,730,000	(185)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		110,000	(27)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		270,000	(23)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		900,000	9
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,990,000	(5)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		910,000	10
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		990,000	(111)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	(80)
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,410,000	(5)
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,980,000	(7)
UBS AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,300,000	17
UBS AG	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	(41)
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		20,000	(1)
UBS AG	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		50,000	1
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	6,000	16
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		9,000	54
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	17
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		28,300	1
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		1,000	6
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		4,000	11
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$12,600	287
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		24,500	170
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,100	16
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,200	26
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,700	47
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium Amount of $21	12/07/2007		1,700	6
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		10,500	(105)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		10,400	61
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,000	1
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,000	23
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		9,300	54
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,600	36
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,600	(89)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		13,800	98

See Accompanying Notes	Annual Report	March 31, 2007	77

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$3,100	$53
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	16,600	(565)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012	1,700	(15)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	13,000	33
UBS AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	300	(14)

						$(400)

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 101.500	05/25/2007	321	$6	$5
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.500	05/25/2007	155	3	3

				$9	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	5,400	$28	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		3,500	18	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		3,000	16	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		3,500	18	2
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		4,900	23	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		7,000	39	4
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		4,800	23	17
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		4,000	22	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		3,500	19	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		3,500	20	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		7,000	39	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		3,500	20	3
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$16,000	59	44
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		9,200	36	66
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	118
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009		400	21	30
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009		400	28	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		48,000	238	345
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		26,700	162	144

								$942	$783

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 116.000	12/05/2007	$2,000	$20	$34
Call - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	3,000	100	66
Put - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	3,000	100	90
Call - OTC U.S. dollar versus Japanese yen	120.000	01/18/2008	1,600	19	11
Call - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	5,200	182	97
Put - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	5,200	164	182

				$585	$480

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 06/01/2037	$ 89.250	06/05/2007	$12,000	$1	$0
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	109,000	13	4

				$14	$4

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	$0.000%	04/19/2007	$5,100	$0	$(6)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	1,700	0	(9)

					$0	$(15)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

78	PIMCO Funds	International Bond Funds	See Accompanying Notes

March 31, 2007

(h)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	2,600	$44	$0
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		1,000	18	2
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,400	26	0
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		2,000	40	4
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,200	23	12
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		1,000	20	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	18	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		2,000	40	4
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		1,000	20	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$7,000	57	50
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		4,000	36	58
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		1,900	21	20
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	114
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		1,400	18	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,800	250	299
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		11,600	154	127

								$895	$706

Foreign Currency Options

Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 117.500	04/05/2007	$2,200	$9	$16
Call - OTC U.S. dollar versus Japanese yen	118.000	04/05/2007	2,400	9	13

				$18	$29

(i)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$453	$441	0.21%

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$11,000	$10,651	$10,629
Fannie Mae	5.000%	05/01/2037	21,000	20,352	20,291
Fannie Mae	5.500%	04/01/2037	950	941	940
U.S. Treasury Bonds	4.500%	02/15/2036	7,000	6,749	6,658
U.S. Treasury Notes	3.000%	02/15/2009	300	292	293
U.S. Treasury Notes	4.625%	11/15/2016	9,100	9,157	9,247
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,336	6,446

				$54,478	$54,504

(3) Market value includes $365 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,280	04/2007	$180	$0	$180
Sell		2,788	04/2007	0	(25)	(25)
Buy	BRL	212	05/2007	8	0	8
Sell		212	05/2007	0	0	0
Buy		809	06/2007	28	0	28
Buy		212	03/2008	0	0	0
Buy	CAD	159	04/2007	2	0	2
Sell		2,659	04/2007	0	(25)	(25)
Buy	CLP	8,300	06/2007	0	0	0
Buy		18,098	11/2007	0	0	0
Buy	CNY	15,689	05/2007	0	(1)	(1)
Sell		6,385	05/2007	3	0	3
Buy		8,337	08/2007	22	0	22
Buy		7,880	09/2007	23	0	23

See Accompanying Notes	Annual Report	March 31, 2007	79

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		15,578	11/2007	$13	$0	$13
Buy		15,452	01/2008	1	(2)	(1)
Buy		20,561	03/2008	4	(2)	2
Sell	DKK	15,856	06/2007	0	(34)	(34)
Buy	EUR	1,143	04/2007	2	(2)	0
Sell		39,348	04/2007	0	(26)	(26)
Buy	GBP	42	04/2007	0	0	0
Sell		4,105	04/2007	0	(64)	(64)
Sell	JPY	21,794	04/2007	0	(1)	(1)
Sell		5,851,654	05/2007	15	(1,227)	(1,212)
Buy	KRW	393,702	05/2007	0	(2)	(2)
Buy		66,300	06/2007	0	0	0
Buy		144,026	09/2007	0	0	0
Buy	MXN	19,571	04/2007	1	(19)	(18)
Sell		19,571	04/2007	4	0	4
Buy		19,571	03/2008	0	(4)	(4)
Buy	NOK	3,495	06/2007	8	0	8
Sell	NZD	9,592	04/2007	6	(245)	(239)
Buy	PLN	80	04/2007	0	0	0
Sell		80	04/2007	0	(1)	(1)
Buy		102	06/2007	0	0	0
Sell		80	03/2008	0	0	0
Buy	RUB	1,037	09/2007	0	0	0
Buy		1,394	11/2007	1	0	1
Buy		84,870	01/2008	16	0	16
Buy	SGD	743	04/2007	5	0	5
Buy	TWD	15,100	05/2007	0	0	0
Buy	ZAR	216	06/2007	0	(1)	(1)

				$342	$(1,681)	$(1,339)

80	PIMCO Funds	International Bond Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of seven funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Annual Report	March 31, 2007	81

Notes to Financial Statements  (Cont.)

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KZT	Kazakhstan Tenge
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PEN	Peruvian Nuevo Sol
CZK	Czech Koruna	PHP	Philippines Peso
DKK	Danish Krone	PLN	Polish Zloty
EGP	Egyptian Pound	RON	Romanian Leu
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SEK	Swedish Krona
HKD	Hong Kong Dollar	SGD	Singapore Dollar
HUF	Hungarian Forint	SKK	Slovakian Koruna
IDR	Indonesian Rupiah	THB	Thai Baht
ILS	Israeli Shekel	TRY	Turkish Lira
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

82	PIMCO Funds	International Bond Funds

March 31, 2007

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are short-term, liquid, notes that are issued with a variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Certain Funds may also invest in Inverse Floaters for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the holders of the Floating Rate Notes tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 — Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, the Funds remove the Fixed Rate Bonds from their Statements of Assets and Liabilities, record any cash received, and record the Inverse Floaters as investments at fair value in the Schedule of Investments. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in their Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Funds’ Statements of Assets and Liabilities. Interest income paid to Floating Rates Notes is not paid directly by the Funds holding Inverse Floaters; however, such payments are recognized in the Statements of Operations as a component of interest expense for transactions identified as secured borrowings. Interest expense recorded for Floating Rate Notes is offset by additional interest income from the Fixed Rate Bonds included in the Funds’ Schedule of Investments. The additional interest income is equivalent to the excess of the interest income recognized from the Fixed Rate Bonds compared to the cash actually received from the Inverse Floaters held by the Funds. Thus, while the Funds’ reported net expense ratio is generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one

Annual Report	March 31, 2007	83

Notes to Financial Statements  (Cont.)

party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(r) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(s) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

84	PIMCO Funds	International Bond Funds

March 31, 2007

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%	0.55%	N/A
Emerging Local Bond Fund	0.45%	0.50%	N/A	N/A	N/A	N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%	0.55%	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%	0.45%	N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%	0.45%	0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%	0.30%	N/A	N/A	N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%	N/A	N/A

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $1,006,153 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets and Emerging Local Bond Fund’s administrative fees, to the extent that the payment of the Funds’ pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth in the following table (calculated as a percentage of the Funds’ average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%
Emerging Local Bond Fund	0.95%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized

Annual Report	March 31, 2007	85

Notes to Financial Statements  (Cont.)

total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$13
Emerging Local Bond Fund	27

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the

Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Foreign Bond Fund (Unhedged)	$3,772	$0
Foreign Bond Fund (U.S Dollar-Hedged)	3,487	0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$46,391	$8,446	$3,039,166	$302,775
Emerging Local Bond Fund	0	0	473,772	21,184
Emerging Markets Bond Fund	382,584	384,335	4,468,098	5,298,694
Foreign Bond Fund (Unhedged)	13,061,464	11,628,020	3,843,126	2,630,899
Foreign Bond Fund (U.S. Dollar-Hedged)	17,397,010	15,729,146	4,399,232	3,743,091
Global Bond Fund (Unhedged)	5,299,812	4,689,397	2,287,034	2,053,887
Global Bond Fund (U.S. Dollar-Hedged)	1,258,438	1,140,362	274,350	233,442

86	PIMCO Funds	International Bond Funds

March 31, 2007

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Emerging Markets Bond Fund		Foreign Bond Fund (Unhedged)
	# of Contracts	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	0	$0	2,736	$398,900	GBP	0	JPY	0	$4,036
Sales	4,314	1,063	2,158	1,821,400		200,600		6,400,000	21,743
Closing Buys	(3,024)	(572)	0	(1,009,700)		(34,900)		(3,200,000)	(8,343)
Expirations	0	0	(4,894)	(327,700)		0		(3,200,000)	(3,983)
Exercised	(1,290)	(491)	0	0		0		0	0
Balance at 03/31/2007	0	$0	0	$882,900		GBP 165,700	JPY	0	$13,453

	Foreign Bond Fund (U.S. Dollar-Hedged)							Global Bond Fund (Unhedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	6,624	$856,200	GBP	0	JPY	0	$9,246	2,708	$301,700	GBP	0	JPY	0	$3,429
Sales	5,201	2,328,500		188,600		9,600,000	28,170	1,298	981,500		63,100		3,800,000	10,905
Closing Buys	(4,922)	(1,851,100)		0		(9,600,000)	(17,698)	0	(739,100)		0		0	(5,943)
Expirations	(6,903)	(275,400)		0		0	(4,018)	(4,006)	(165,100)		0		(3,800,000)	(2,884)
Exercised	0	0		0		0	0	0	0		0		0	0
Balance at 03/31/2007	0	$1,058,200		GBP 188,600	JPY	0	$15,700	0	$379,000	GBP	63,100	JPY	0	$5,507

	Global Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium
Balance at 03/31/2006	395	$62,600	GBP	0	JPY	0	$649
Sales	321	152,100		13,200		1,000,000	1,859
Closing Buys	0	(120,700)		0		0	(1,037)
Expirations	(650)	(35,100)		0		(1,000,000)	(520)
Exercised	(66)	0		0		0	(38)
Balance at 03/31/2007	0	$58,900	GBP	13,200	JPY	0	$913

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Local Bond Fund		Emerging Markets Bond Fund
	Year Ended 03/31/2007		Period from 05/31/2005 to 03/31/2006		Period from 12/29/06 to 03/31/2007		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	204,211	$2,158,444	157,089	$1,608,258	63,056	$619,995	57,421	$637,756	111,260	$1,234,451
Administrative Class	1	10	0	0	0	0	2,027	22,623	1,081	12,054
Other Classes	32,157	341,185	28,273	290,231	0	0	20,065	222,926	35,492	396,734
Issued as reinvestment of distributions
Institutional Class	16,462	175,608	2,196	22,792	360	3,566	14,613	162,053	14,623	163,100
Administrative Class	0	0	0	0	0	0	268	2,970	140	1,559
Other Classes	2,224	23,715	271	2,813	0	0	5,256	58,291	4,527	50,477
Cost of shares redeemed
Institutional Class	(112,637)	(1,202,354)	(2,108)	(21,778)	(1,109)	(10,864)	(106,600)	(1,169,001)	(68,781)	(768,748)
Administrative Class	0	0	0	0	0	0	(1,677)	(18,547)	(811)	(9,059)
Other Classes	(11,582)	(122,807)	(1,653)	(17,161)	0	0	(38,464)	(424,870)	(23,707)	(264,049)
Net increase (decrease) resulting from Fund share transactions	130,836	$1,373,801	184,068	$1,885,155	62,307	$612,697	(47,091)	$(505,799)	73,824	$816,519

Annual Report	March 31, 2007	87

Notes to Financial Statements  (Cont.)

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	70,467	$718,346	76,823	$790,174	82,198	$843,922	91,039	$966,039
Administrative Class	62,555	635,212	1	10	2,058	21,071	4,769	50,719
Other Classes	26,552	270,465	27,207	280,392	15,189	155,948	30,394	323,000
Issued as reinvestment of distributions
Institutional Class	3,760	38,499	2,667	27,288	8,022	82,462	8,676	90,825
Administrative Class	1,384	14,178	0	0	185	1,902	220	2,308
Other Classes	1,300	13,311	708	7,225	2,372	24,383	3,382	35,387
Cost of shares redeemed
Institutional Class	(65,349)	(663,114)	(62,478)	(642,291)	(59,972)	(616,557)	(50,398)	(532,695)
Administrative Class	(3,230)	(32,797)	0	0	(2,567)	(26,452)	(5,497)	(58,087)
Other Classes	(16,619)	(168,484)	(19,982)	(203,213)	(30,395)	(312,304)	(28,008)	(296,106)
Net increase (decrease) resulting from Fund share transactions	80,820	$825,616	24,946	$259,585	17,090	$174,375	54,577	$581,390

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	29,510	$288,181	33,495	$332,521	3,691	$35,624	6,335	$63,266
Administrative Class	4,036	39,339	36,519	367,002	1	14	0	0
Other Classes	0	0	0	0	1,061	10,251	1,749	17,519
Issued as reinvestment of distributions
Institutional Class	2,398	23,467	2,747	26,879	669	6,471	950	9,352
Administrative Class	263	2,571	528	5,183	0	1	0	1
Other Classes	0	0	0	0	133	1,283	233	2,287
Cost of shares redeemed
Institutional Class	(21,558)	(209,914)	(73,477)	(714,322)	(4,851)	(46,739)	(2,367)	(23,602)
Administrative Class	(2,398)	(23,297)	(34,512)	(332,678)	(1)	(14)	0	0
Other Classes	0	0	0	0	(1,843)	(17,784)	(2,143)	(21,369)
Net increase (decrease) resulting from Fund share transactions	12,251	$120,347	(34,700)	$(315,415)	(1,140)	$(10,893)	4,757	$47,454

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages

88	PIMCO Funds	International Bond Funds

March 31, 2007

from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post- October Deferrals(4)
Developing Local Markets Fund	$83,846	$0	$67,539	$(5,912)	$0	$(6,230)
Emerging Local Bond Fund	4,393	46	8,692	(3,414)	0	0
Emerging Markets Bond Fund	20,624	13,952	142,400	(9,374)	0	0
Foreign Bond Fund (Unhedged)	18,369	0	(17,754)	(15,921)	(4,056)	(1,161)
Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	29,730	(70,545)	0	0
Global Bond Fund (Unhedged)	9,708	0	(8,580)	(14,919)	0	(5,135)
Global Bond Fund (U.S. Dollar-Hedged)	1,103	0	(68)	(4,066)	0	(2,358)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in 2015.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
Developing Local Markets Fund	$3,460,784	$9,393	$(607)	$8,786
Emerging Local Bond Fund	647,916	6,050	(880)	5,170
Emerging Markets Bond Fund	2,458,975	124,765	(7,562)	117,203
Foreign Bond Fund (Unhedged)	4,067,340	15,246	(31,085)	(15,839)
Foreign Bond Fund (U.S. Dollar-Hedged)	4,718,116	84,171	(51,836)	32,335
Global Bond Fund (Unhedged)	1,912,875	18,472	(24,269)	(5,797)
Global Bond Fund (U.S. Dollar-Hedged)	362,182	3,527	(3,328)	199

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and unamortized premium on convertible bonds for federal income tax purposes.

Annual Report	March 31, 2007	89

Notes to Financial Statements  (Cont.)

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
Developing Local Markets Fund	$182,863	$31,095	$0	$25,115	$1,701	$0
Emerging Local Bond Fund	3,562	0	0	N/A	N/A	N/A
Emerging Markets Bond Fund	185,726	73,340	0	228,470	7,899	0
Foreign Bond Fund (Unhedged)	77,386	0	0	5,970	3,779	29,912
Foreign Bond Fund (U.S. Dollar-Hedged)	99,532	19,226	5,106	143,202	0	0
Global Bond Fund (Unhedged)	29,878	0	0	21,904	11,009	3,726
Global Bond Fund (U.S. Dollar-Hedged)	6,878	2,475	0	12,583	878	0

(6) Includes short-term capital gains, if any, distributed.

(7) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

90	PIMCO Funds	International Bond Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Emerging Local Bond Fund, Emerging Markets Bond Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (Unhedged), and Global Bond Fund (U.S. Dollar-Hedged), seven of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year or period then ended, the changes in each of their net assets and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	91

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction%	Qualified Dividend Income%	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$97,140	$49,143
Emerging Local Bond Fund	0.00%	0.00%	1,219	0
Emerging Markets Bond Fund	0.00%	0.00%	29,578	0
Foreign Bond Fund (Unhedged)	0.00%	0.00%	46,057	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.46%	0.58%	37,965	15,047
Global Bond Fund (Unhedged)	0.32%	0.41%	19,554	480
Global Bond Fund (U.S. Dollar-Hedged)	1.87%	2.35%	3,741	484

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

92	PIMCO Funds	International Bond Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	93

Management of the Trust (cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

94	PIMCO Funds	International Bond Funds

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO Emerging Local Bond Fund	(Unaudited)

On November 14, 2006, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO Emerging Local Bond Fund, a new series of the Trust (the “Fund”). The Agreements are currently in effect with respect to other series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of the Fund. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the Fund.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure administrative services and bears the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Fund and its shareholders.

3.	Investment Performance

As the Fund was a new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Fund. However, the Board did consider comparative performance data with respect to other series of PIMCO Funds and information with respect to the performance of other funds within the Fund’s Lipper peer group.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, administration fee and estimated total expenses of the Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO would provide or procure administrative services and bear the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified administrative fee creates a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that the Fund’s proposed administrative fees were

Annual Report	March 31, 2007	95

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO Emerging Local Bond Fund (Cont.)	(Unaudited)

reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

The Board also noted that PIMCO proposed to reduce total annual fund operating expenses by waiving a portion of its administrative fee or reimbursing the Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee, distribution and service fees (distribution and service fees applicable only with respect to the Administrative Class), administrative fee and other expenses borne by the Fund not covered by the administrative fee, plus 0.49 basis points.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Fund, are reasonable and approval of the Agreements would likely benefit the Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Fund was a new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Fund’s overall expense ratio).

The Board concluded that the Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Fund. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the Fund and its shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Fund, and that the approval of the Agreements was in the best interests of the Fund and its shareholders.

96	PIMCO Funds	International Bond Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-27588-00

PIMCO Funds

Annual Report

March 31, 2007

Bond Funds

Share Classes

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

PIMCO Money Market Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Total Return

Mortgage Fund

PIMCO Long-Term

U.S. Government Fund

CREDIT STRATEGY

PIMCO Investment Grade

Corporate Bond Fund

PIMCO Diversified Income Fund

PIMCO High Yield Fund

INTERNATIONAL BOND

PIMCO Global Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(Unhedged)

PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged)

PIMCO Emerging Markets

Bond Fund

PIMCO Developing Local

Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		21
Financial Highlights		128
Statements of Assets and Liabilities		140
Statements of Operations		142
Statements of Changes in Net Assets		144
Notes to Financial Statements		148
Report of Independent Registered Public Accounting Firm		162
Federal Income Tax Information		163
Management of the Trust		164

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	23
Diversified Income Fund	7	30
Emerging Markets Bond Fund	8	41
Floating Income Fund	9	47
Foreign Bond Fund (Unhedged)	10	60
Foreign Bond Fund (U.S. Dollar-Hedged)	11	71
Global Bond Fund (U.S. Dollar-Hedged)	12	81
GNMA Fund	13	89
High Yield Fund	14	91
Investment Grade Corporate Bond Fund	15	98
Long-Term U.S. Government Fund	16	104
Low Duration Fund	17	108
Money Market Fund	18	116
Short-Term Fund	19	117
Total Return Mortgage Fund	20	125

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Bond Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

•

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

•	Emerging market bonds returned 10.87% as measured by the JPMorgan Emerging Markets Bond Index Global.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest risk, credit risk, high-yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): Short-Term (1/97), Money Market (1/97), Low Duration (1/97), Long-Term U.S. Government (1/97), High Yield (1/97), Foreign Bond (U.S. Dollar-Hedged) (1/97), Total Return Mortgage (8/00), GNMA (A shares 11/00 and B&C shares 5/01), Foreign Bond (Unhedged) (7/04), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Money Market Fund.)

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4	PIMCO Funds

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO Developing Local Markets Fund	Class A:	PLMAX
	Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•

An overweight position to Brazil benefited returns as the country sub-index to the Fund’s Benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), returned 20.88% for the twelve-month period.

•	An overweight in Slovakia benefited performance as Slovakian credits outperformed during the period due to revaluation of the Slovakian koruna as the country prepares for Euro adoption by 2009.

•	An underweight in Thailand detracted from performance as Thai credits outperformed the Fund’s benchmark.

•	An underweight to Hungary detracted from performance as the Hungarian forint returned 17.37% over the twelve-month period.

•

An underweight to Turkey detracted from performance. Although the Turkish lira decreased during the past twelve months, the country sub index of the Fund’s benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), returned 15.35% for the twelve-month period due to the lira’s status as the highest yielding currency in Fund’s benchmark.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	10.01%	9.45%
PIMCO Developing Local Markets Fund Class A (adjusted)	5.88%	7.19%
PIMCO Developing Local Markets Fund Class C (adjusted)	8.18%	8.63%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	11.82%	10.39%
Lipper International Income Fund Average	6.77%	2.82%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2.00% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	52.6%
Sovereign Issues	15.5%
Asset-Backed Securities	12.7%
Short-Term Instruments	12.2%
Mortgage-Backed Securities	3.7%
Other	3.3%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,075.99	$1,072.03	$1,018.70	$1,014.96
Expenses Paid During Period†	$6.47	$10.33	$6.29	$10.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, and 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund	Class A:	PDVAX
	Class B:	PDVBX
	Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Sector allocation was a positive contributor to performance due to an overweight in emerging markets and an underweight in investment corporate bonds.

•	An overweight position to Brazil benefited performance. The country sub-index outperformed within the emerging markets sector during the twelve-month period.

•	A modest position in emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

•	An underweight to the lower-quality consumer cyclicals sector detracted from performance as the sector was one of the best performing sectors over the past twelve months.

•	An overweight position in utilities detracted from returns. The sector lagged the overall credit markets.

•	An overweight position to the energy sector detracted from performance, while exposure in the natural gas sub-sector benefited returns due to higher natural gas prices.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	7.99%	8.92%
PIMCO Diversified Income Fund Class A (adjusted)	3.93%	7.79%
PIMCO Diversified Income Fund Class B	7.19%	8.12%
PIMCO Diversified Income Fund Class B (adjusted)	3.69%	7.85%
PIMCO Diversified Income Fund Class C (adjusted)	6.19%	8.11%
Lehman Brothers Global Credit Hedged USD Index	6.60%	5.75%
33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global*	8.74%	8.90%
Lipper Multi-Sector Income Fund Average	7.88%	7.63%

* The Diversified Income Index was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPMorgan EMBI Global Index, 2) the Merrill Lynch Global High Yield BB-B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Credit Index (hedged to US$). The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.15% for Class A shares and 1.90% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	33.6%
U.S. Government Agencies	20.2%
Short-Term Instruments	19.5%
Sovereign Issues	13.8%
Foreign Currency-Denominated Issues	7.2%
Other	5.7%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,044.54	$1,040.70	$1,040.65	$1,019.20	$1,015.46	$1,015.46
Expenses Paid During Period†	$5.86	$9.67	$9.67	$5.79	$9.55	$9.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.15% for Class A, 1.90% for

Class B, 1.90% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

PIMCO Emerging Markets Bond Fund	Class A:	PAEMX
	Class B:	PBEMX
	Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•

PIMCO generally considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

•	An overweight position in Brazil benefited performance as the country sub-index to the Fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global, returned 15.50% for the twelve-month period.

•	A switch to an underweight position in Ecuador in the fourth quarter of 2006 benefited performance as Ecuadorian debt sold off sharply toward year-end.

•	An underweight to Turkey benefited performance. The country sub index of the Fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global, returned 7.06% on a twelve-month basis.

•	A strategic allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the past twelve months.

•	An overweight to Russia detracted from relative performance as higher-rated countries underperformed over the past twelve months.

•	An underweight to lower-rated countries, such as Uruguay and the Dominican Republic, detracted from performance as lower-rated country credits outperformed the benchmark over the period.

•	An underweight in the Philippines detracted from performance as spreads on the Philippines tightened during the past twelve months.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	10.32%	13.93%	12.87%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	6.18%	13.06%	12.43%
PIMCO Emerging Markets Bond Fund Class B	9.51%	13.08%	12.25%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	6.01%	13.02%	12.25%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	8.51%	13.08%	12.04%
JPMorgan Emerging Markets Bond Index Global	10.87%	13.34%	9.77%
Lipper Emerging Markets Debt Fund Average	10.95%	14.18%	10.12%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% for Class A shares and 2.00% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	25.0%
Brazil	20.7%
Russia	13.0%
Mexico	12.5%
Venezuela	5.1%
Other	23.7%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,060.44	$1,056.53	$1,056.52	$1,018.70	$1,014.96	$1,014.96
Expenses Paid During Period†	$6.42	$10.25	$10.25	$6.29	$10.05	$10.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.25% for Class A, 2.00% for

Class B, 2.00% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Floating Income Fund	Class A:	PFIAX
	Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund’s allocations to the credit sectors benefited performance as the emerging markets and high yield sectors performed well over the twelve-month period.

•	An emphasis on Brazil benefited performance as Brazil outperformed the Fund’s benchmark.

•	A modest position in emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the past twelve months.

•	Exposure to the lower-quality consumer cyclicals sector benefited performance as this sector was one of the best performing sectors over the past twelve months.

•	A focus on gas/pipelines within the energy sector benefited performance as these bonds outperformed the other sub-sectors of the broader energy category.

•	Above benchmark duration detracted from performance as interest rates at the short end of the yield curve increased over the past twelve months.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/30/04)*
PIMCO Floating Income Fund Class A	8.04%	6.97%
PIMCO Floating Income Fund Class A (adjusted)	5.60%	6.07%
PIMCO Floating Income Fund Class C (adjusted)	6.73%	6.66%
3-Month LIBOR Index	5.43%	4.01%
Lipper Loan Participation Fund Average	6.40%	5.29%

* The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% and 1.25% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	38.9%
Short-Term Instruments	21.5%
U.S. Government Agencies	11.1%
Sovereign Issues	8.0%
Asset-Backed Securities	6.2%
Bank Loan Obligations	5.5%
Other	8.8%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,045.16	$1,043.60	$1,020.19	$1,018.70
Expenses Paid During Period†	$4.84	$6.37	$4.78	$6.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.25% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	9

PIMCO Foreign Bond Fund (Unhedged)	Class A:	PFUAX
	Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

•

A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates on firm growth and higher than expected inflation data.

•

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

•	An underweight to intermediate maturities in Japan was negative for performance as yields rallied on an unwinding of expectations for interest rate hikes amidst weaker than expected inflation data.

•	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities performed well during the period given strong investor demand for their high-quality yields.

•	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	7.00%	3.76%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	2.99%	2.41%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	5.21%	2.97%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	8.29%	4.39%
Lipper International Income Fund Average	6.77%	4.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% and 1.70% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

United States	59.1%
Japan	11.0%
Germany	9.3%
Short-Term Instruments	6.8%
France	3.8%
Other	10.0%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,028.43	$1,024.58	$1,020.19	$1,016.45
Expenses Paid During Period†	$4.80	$8.58	$4.78	$8.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	Class A:	PFOAX
	Class B:	PFOBX
	Class C:	PFOCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

•	A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

•

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

•	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

•	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities outperformed the benchmark.

•	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)*
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	3.58%	4.90%	6.12%	7.53%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	-0.30%	4.10%	5.71%	7.25%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	2.81%	4.13%	5.57%	7.15%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-0.64%	4.05%	5.57%	7.15%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	1.83%	4.12%	5.32%	6.74%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.91%	4.82%	6.35%	7.24%
Lipper International Income Fund Average	6.77%	8.65%	5.55%	6.12%

*The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares and 1.70% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

United States	51.2%
Japan	14.2%
Germany	12.4%
France	6.5%
Short-Term Instruments	5.8%
United Kingdom	3.9%
Other	6.0%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,009.01	$1,005.25	$1,005.24	$1,020.19	$1,016.45	$1,016.45
Expenses Paid During Period†	$4.76	$8.50	$8.50	$4.78	$8.55	$8.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	11

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	Class A:	PAIIX
	Class B:	PBIIX
	Class C:	PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located in at least three countries (one of which may be the United States), which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

•	A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

•

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

•	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

•	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities outperformed the benchmark.

•	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (10/02/95)*
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	3.91%	5.20%	6.00%	6.89%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	0.01%	4.39%	5.59%	6.53%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	3.14%	4.41%	5.44%	6.39%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	-0.34%	4.33%	5.44%	6.39%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	2.14%	4.41%	5.21%	6.08%
JPMorgan GBI Global Hedged in USD	5.17%	4.98%	6.32%	6.68%
Lipper Global Income Fund Average	6.85%	7.52%	5.51%	6.05%

* The Fund began operations on 10/02/95. Index comparisons began on 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95% for Class A shares and 1.70% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

United States	54.2%
Japan	13.3%
Germany	12.3%
France	5.1%
Short-Term Instruments	6.0%
Other	9.1%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,011.40	$1,007.64	$1,007.63	$1,020.19	$1,016.45	$1,016.45
Expenses Paid During Period†	$4.76	$8.51	$8.51	$4.78	$8.55	$8.55

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.70% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO GNMA Fund	Class A:	PAGNX
	Class B:	PBGNX
	Class C:	PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	Duration positioning above that of the benchmark added to returns as the ten-year Treasury yield declined during the period.

•	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year Treasury yield over the period.

•	An underweight to 30-year GNMA pass-through securities benefited returns as they slightly lagged the broader index during the period.

•	An underweight to 15-year GNMA issues detracted from returns as they outpaced the benchmark.

•

Short exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as conventional mortgage-backed securities outpaced the GNMA index.

•

Exposure to derivative positions that benefit from deterioration in subprime mortgage performance added to returns as delinquencies from recent subprime loans increased, driven in part by declining home price appreciation.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	6.59%	4.69%	6.14%
PIMCO GNMA Fund Class A (adjusted)	2.63%	3.88%	5.72%
PIMCO GNMA Fund Class B	5.80%	3.91%	5.55%
PIMCO GNMA Fund Class B (adjusted)	2.30%	3.82%	5.55%
PIMCO GNMA Fund Class C (adjusted)	4.80%	3.91%	5.34%
Lehman Brothers GNMA Index	6.22%	4.80%	5.84%
Lipper GNMA Fund Average	5.29%	4.00%	5.00%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	96.8%
Short-Term Instruments	2.6%
Asset-Backed Securities	0.5%
Mortgage-Backed Securities	0.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,033.77	$1,029.96	$1,029.94	$1,016.65	$1,012.96	$1,012.96
Expenses Paid During Period†	$8.42	$12.15	$12.15	$8.35	$12.04	$12.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.66% for Class A, 2.40% for Class B, 2.40% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	13

PIMCO High Yield Fund	Class A:	PHDAX
	Class B:	PHDBX
	Class C:	PHDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	As auto-related issues led the consumer cyclical sector over the twelve-month period, an emphasis on these bonds within the broader sector was a strong contributor to relative performance.

•	An underweight to the building products sector, one of the worst performing industry categories, benefited performance.

•

Increasing exposure to the healthcare sector over the period benefited performance as the industry came out from under pressure due to increasing leverage buyout activity and finished the period with a strong rally.

•	With consumer non-cyclicals among the top performing sectors, led higher by tobacco and food/drug retailers, an underweight to the sector detracted from performance.

•	An emphasis on single B-rated issues within the forest/paper sector detracted from performance as these bonds underperformed BB-rated issues in the sector.

•	Exposure to BBB-rated issues detracted from performance as this category of bonds underperformed the Index.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)*
PIMCO High Yield Fund Class A	8.76%	9.01%	6.82%	8.40%
PIMCO High Yield Fund Class A (adjusted)	4.68%	8.18%	6.41%	8.05%
PIMCO High Yield Fund Class B	7.96%	8.20%	6.26%	8.01%
PIMCO High Yield Fund Class B (adjusted)	4.46%	8.12%	6.26%	8.01%
PIMCO High Yield Fund Class C (adjusted)	6.95%	8.20%	6.03%	7.61%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	9.67%	9.22%	6.69%	7.91%
Lipper High Current Yield Fund Average	10.07%	9.17%	5.54%	6.84%

* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	81.6%
Short-Term Instruments	6.4%
Bank Loan Obligations	6.0%
Foreign Currency-Denominated Issues	4.5%
Convertible Bonds & Notes	0.9%
Other	0.6%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,058.46	$1,054.56	$1,054.53	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period†	$4.62	$8.45	$8.45	$4.53	$8.30	$8.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund	Class A:	PBDAX
	Class C:	PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities.

•

An overweight to U.S. duration detracted from performance even though U.S. interest rates ended the year lower as periods of increased, above-index exposure coincided with short periods of rising interest rates.

•

The Fund’s yield curve steepening bias detracted from returns. Exposure to the U.S. yield curve benefited performance, but this was offset by exposure to the U.K. yield curve, which detracted from performance.

•

An emphasis on BBB-rated issues benefited performance as these issues outperformed higher-quality securities. In addition, a small allocation to below investment-grade issuers benefited returns as high-yield bonds outperformed high-grade credits.

•

Above-index exposure to electric utility companies contributed to performance as these issuers benefited from strengthened balance sheets and efficient operations. Limited leveraged buyout (“LBO”) exposure, supported by the involvement of state regulators and the failure of past LBOs, also contributed to the performance of electric utility companies during the period.

•

A below-index position in transportation companies benefited performance. Economic and geopolitical concerns, as well as onerous security restrictions, weighed upon airlines, while moderating traffic flows, share-buyback programs, and large capital spending requirements dampened the performance of railroad companies.

•

An overweight to communication companies benefited returns as bundled offerings improved the revenues and operational performance of media companies, while wireless companies benefited from strong earnings and encouraging fundamentals.

•	An above-index allocation to energy companies detracted from performance as event-risk increased with the rise of bondholder-unfriendly transactions.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (04/28/00)*
PIMCO Investment Grade Corporate Bond Fund Class A	6.83%	6.66%	7.74%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	2.79%	5.86%	7.15%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	5.03%	5.86%	6.93%
Lehman Brothers Credit Investment Grade Index	7.08%	6.27%	7.26%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.89%

* The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% and 1.65% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Banking & Finance	30.8%
Industrials	30.7%
Utilities	15.6%
Short-Term Instruments	13.2%
U.S. Government Agencies	5.0%
Other	4.7%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,029.74	$1,025.88	$1,020.44	$1,016.70
Expenses Paid During Period†	$4.55	$8.33	$4.53	$8.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	15

PIMCO Long-Term U.S. Government Fund	Class A:	PFGAX
	Class B:	PFGBX
	Class C:	PFGCX

Portfolio Insights

•

Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government sponsored enterprises.

•

Above-Index duration, while the level of interest rates decreased across almost all maturities over the twelve-month reporting period, positively affected the performance of the Fund versus its benchmark.

•	The Fund’s emphasis on short and intermediate maturities benefited performance as the two- to 30-year yield spread steepened throughout the period.

•

An out-of-benchmark allocation to long Treasury Inflation-Protected Securities (“TIPS”) detracted from performance of the Fund versus its benchmark over the reporting period as long TIPS underperformed like-duration Treasuries.

•

During the first six months of the twelve-month reporting period, an allocation to long interest rate swaps added value relative to the benchmark as swap spreads narrowed, especially in the 15+ year maturity buckets.

•	An out-of-benchmark allocation to Agency debentures was positive for performance relative to the benchmark as they outperformed like-duration Treasuries over the period.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (07/01/91)*
PIMCO Long-Term U.S. Government Fund Class A	6.41%	7.13%	7.96%	9.10%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	2.42%	6.32%	7.54%	8.78%
PIMCO Long-Term U.S. Government Fund Class B	5.62%	6.33%	7.39%	8.74%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	2.12%	6.26%	7.39%	8.74%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	4.62%	6.33%	7.15%	8.30%
Lehman Brothers Long-Term Treasury Index	6.79%	7.52%	8.11%	8.66%
Lipper General U.S. Government Fund Average	5.25%	4.12%	5.43%	5.97%

* The Fund began operations on 07/01/91. Index comparisons began on 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.875% for Class A shares and 1.625% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Government Agencies	40.7%
U.S. Treasury Obligations	26.3%
Corporate Bonds & Notes	11.4%
Asset-Backed Securities	9.1%
Mortgage-Backed Securities	7.7%
Short-Term Instruments	4.7%
Other	0.1%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,016.70	$1,012.92	$1,012.91	$1,020.49	$1,016.75	$1,016.75
Expenses Paid During Period†	$4.47	$8.23	$8.23	$4.48	$8.25	$8.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.89% for Class A, 1.64% for Class B, 1.64% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Low Duration Fund	Class A:	PTLAX
	Class B:	PTLBX
	Class C:	PTLCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•

Above index duration exposure, or sensitivity to changes in market interest rates, benefited performance as Treasury yields on maturities two years and longer trended lower during the last six months of the period.

•	The Fund’s emphasis on the shorter end of the yield curve detracted from returns as rates on short maturities rose significantly during the year.

•	An emphasis on mortgage-backed securities was positive for returns as the sector outperformed Treasuries on a like-duration basis. Positive security selection further enhanced performance.

•	Exposure to corporate bonds was positive for performance as this sector outperformed Treasuries.

•	Exposure to emerging markets benefited performance as spreads tightened.

•	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from returns. These positions underperformed comparable U.S. Treasuries.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Low Duration Fund Class A	4.86%	3.30%	4.81%	6.24%
PIMCO Low Duration Fund Class A (adjusted)	2.50%	2.84%	4.57%	6.08%
PIMCO Low Duration Fund Class B	4.08%	2.53%	4.26%	5.96%
PIMCO Low Duration Fund Class B (adjusted)	-0.92%	2.17%	4.26%	5.96%
PIMCO Low Duration Fund Class C (adjusted)	3.34%	2.79%	4.29%	5.72%
Merrill Lynch 1-3 Year Treasury Index	5.02%	3.11%	4.76%	6.00%
Lipper Short Investment Grade Debt Fund Average	4.98%	3.20%	4.46%	5.66%

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85%, 1.60%, and 1.35% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	28.4%
U.S. Government Agencies	26.1%
Corporate Bonds & Notes	19.8%
Mortgage-Backed Securities	15.6%
Asset-Backed Securities	7.5%
Other	2.6%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,022.65	$1,018.85	$1,020.13	$1,020.69	$1,016.95	$1,018.20
Expenses Paid During Period†	$4.29	$8.05	$6.80	$4.28	$8.05	$6.79

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	17

PIMCO Money Market Fund	Class A:	PYAXX
	Class B:	PYCXX
	Class C:	PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations.

•

The Fund, which has an Aaa money market fund rating by Moody’s Investors Service, emphasizes high-quality commercial paper and shorter-term agency discount notes due to demand for high liquidity, attractive yields, and limited credit risk.

•	High-quality (A1/P1) commercial paper yields increased about 0.35% to 5.27%, which was less than the 0.50% increase in the Federal Funds Rate during the early part of the reporting period.

•	High-quality (A1/P1) three-month commercial paper yield spreads relative to Treasuries decreased by 0.04% to approximately 0.30% on March 31, 2007.

•	U.S. and non-U.S. issued high-quality (A1/P1) U.S. dollar-denominated commercial paper was emphasized due to attractive yields, modest interest rate sensitivity, and limited credit risk.

•	Certificate of deposits, issued by high-rated (AA through A+) banks, provided incremental yield relative to high-quality (A1/P1) commercial paper.

Average Annual Total Return for the period ended March 31, 2007
	7-Day Yield	30-Day Yield	1 Year	5 Years	10 Years	Fund Inception (03/01/91)*
PIMCO Money Market Fund Class A	4.78%	4.77%	4.77%	2.12%	3.39%	3.71%
PIMCO Money Market Fund Class B	4.40%	4.39%	4.38%	1.63%	2.82%	3.31%
PIMCO Money Market Fund Class C	4.78%	4.77%	4.78%	2.12%	3.40%	3.72%
Citigroup 3-Month Treasury Bill Index	—	—	4.98%	2.51%	3.67%	4.01%
Lipper Money Market Fund Average	—	—	4.43%	1.89%	3.24%	3.68%

* The Fund began operations on 03/01/91. Index comparisons began on 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.57%, 1.47%, and 0.57% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Commercial Paper	76.5%
Repurchase Agreements	8.5%
Certificates of Deposit	7.7%
Corporate Bonds & Notes	7.3%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,024.14	$1,022.21	$1,024.18	$1,022.09	$1,020.19	$1,022.09
Expenses Paid During Period†	$2.88	$4.79	$2.88	$2.87	$4.78	$2.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Class A, 0.95% for Class B, 0.57% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.95% for Class B reflects net annualized expenses after application of an expense reduction of 0.52%, which terminated on March 31, 2007. Effective April 1, 2007, the expense ratio for Class B is 1.47%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO Short-Term Fund	Class A:	PSHAX
	Class B:	PTSBX
	Class C:	PFTCX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•

The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised the Federal Funds Rate an additional 0.50% during the first half of 2006. This was partially offset by positive returns when the Federal Reserve paused during the remainder of the reporting period.

•	The Fund’s curve steepening bias detracted from performance as the yield curve flattened over the twelve-month period.

•	Exposure to the front-end of the U.K. yield curve detracted from performance as short-term rates increased during the period.

•	An emphasis on mortgage-backed securities benefited performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

•	Exposure to corporates slightly benefited performance due to their yield advantage and tightening spreads during the period.

•	Selective high-yield holdings provided incremental yield and positive price return over the period.

•	Exposure to high-quality, floating rate, asset-backed bonds generated incremental yield over money markets during the period.

•	Currency strategies were slightly negative for performance as appreciation of a basket of emerging country currencies was largely offset by the depreciation of the Japanese yen.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)*
PIMCO Short-Term Fund Class A	4.51%	2.66%	4.07%	5.07%
PIMCO Short-Term Fund Class A (adjusted)	2.15%	2.19%	3.83%	4.96%
PIMCO Short-Term Fund Class B	3.73%	1.89%	3.54%	4.78%
PIMCO Short-Term Fund Class B (adjusted)	-1.26%	1.52%	3.54%	4.78%
PIMCO Short-Term Fund Class C (adjusted)	3.19%	2.35%	3.76%	4.76%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.67%	4.63%
Lipper Ultra-Short Obligations Fund Average	4.95%	2.69%	4.06%	4.64%

* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85%, 1.60%, and 1.15% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	41.3%
Corporate Bonds & Notes	20.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	9.9%
Mortgage-Backed Securities	9.4%
Other	1.4%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,022.25	$1,018.47	$1,020.75	$1,021.19	$1,017.45	$1,019.70
Expenses Paid During Period†	$3.78	$7.55	$5.29	$3.78	$7.54	$5.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.75% for Class A, 1.50% for Class B, 1.05% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). PIMCO and the Distributor had contractually agreed to waive 0.05% of the Fund’s administrative fee and Distribution and/or Service/12b-1 Fees, respectively, for the Class A, B and C shares of the Fund which terminated on March 31, 2007.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	19

PIMCO Total Return Mortgage Fund	Class A:	PMRAX
	Class B:	PMRBX
	Class C:	PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Duration positioning above that of the index benefited returns.

•	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year Treasury yield over the period.

•	An overweight to 30-year conventional mortgage-backed securities (FNMA and FHLMC) benefited performance as they outpaced the broader index.

•	An underweight to GNMA pass-through securities benefited returns as they lagged conventional issues and the broader index during the period.

•	An underweight to balloon mortgage-backed securities detracted from returns as they outpaced the benchmark.

•	Exposure to adjustable-rate mortgage-backed securities detracted from returns as they slightly lagged fixed-rate mortgage-backed securities.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class A	7.08%	5.07%	6.31%
PIMCO Total Return Mortgage Fund Class A (adjusted)	3.05%	4.28%	5.89%
PIMCO Total Return Mortgage Fund Class B	6.29%	4.30%	5.74%
PIMCO Total Return Mortgage Fund Class B (adjusted)	2.79%	4.21%	5.74%
PIMCO Total Return Mortgage Fund Class C (adjusted)	5.28%	4.29%	5.52%
Lehman Brothers Mortgage Index	6.95%	4.97%	5.93%
Lipper U.S. Mortgage Fund Average	6.00%	4.30%	5.19%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. See page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	84.5%
Mortgage-Backed Securities	6.4%
Short-Term Instruments	5.1%
Asset-Backed Securities	4.0%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,033.52	$1,029.70	$1,029.66	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period†	$4.56	$8.35	$8.35	$4.53	$8.30	$8.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

Benchmark Descriptions

Index	Description

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. It is not possible to invest directly in the index.

33%: Lehman Brothers Global Aggregate Credit, Merrill Lynch Global High Yield BB-B Rated Constrained Index, JPMorgan EMBI Global

The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield, BB-B Rated Constrained Index and JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian Dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index.

Annual Report	March 31, 2007	21

Benchmark Descriptions  (Cont.)

Index	Description

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index.

Lehman Brothers Long-Term Treasury Index	Lehman Brothers Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Merrill Lynch 1-3 Year Treasury Index	Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

22	PIMCO Funds

Schedule of Investments Developing Local Markets Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Lukoil Finance Ltd.
6.020% due 01/11/2009	$10,000	$9,947

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,985

Total Bank Loan Obligations (Cost $14,929)		14,932

CORPORATE BONDS & NOTES 53.7%

BANKING & FINANCE 33.7%
American Express Bank FSB
5.380% due 06/22/2009	1,900	1,900

American Express Centurion Bank
5.319% due 05/07/2008	1,700	1,700
5.380% due 04/17/2009	10,000	10,002
5.480% due 12/17/2009	1,400	1,404

American Express Credit Corp.
5.380% due 05/19/2009	1,400	1,400

American Honda Finance Corp.
5.400% due 03/09/2009	1,100	1,102

American International Group, Inc.
5.350% due 06/23/2008	2,300	2,300

ASIF Global Financing XXVIII
5.400% due 05/03/2007	1,400	1,400

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,594

Banco Santander Chile
5.690% due 12/09/2009	12,000	12,123

Bank of America Corp.
5.360% due 09/25/2009	23,000	23,034
5.370% due 11/06/2009	3,200	3,199

Bank of America N.A.
5.350% due 12/18/2008	5,650	5,648
5.360% due 07/25/2008	15,000	15,006
5.360% due 02/27/2009	4,500	4,502

Bank of Ireland
5.360% due 12/19/2008	2,000	2,002
5.400% due 12/18/2009	43,450	43,493

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	10,750	10,772
5.590% due 01/31/2011	13,500	13,530
5.660% due 01/30/2009	9,900	9,948

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	7,100	7,106
5.410% due 08/11/2009	9,000	8,996
5.410% due 10/09/2009	22,900	22,909
5.420% due 05/18/2009	13,200	13,215

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	9,004

CIT Group, Inc.
5.420% due 12/19/2007	17,500	17,515
5.510% due 08/15/2008	1,400	1,403
5.510% due 01/30/2009	28,400	28,449

Citigroup, Inc.
5.380% due 12/28/2009	19,000	19,002
5.388% due 12/26/2008	2,900	2,902
5.450% due 05/18/2011	8,900	8,915
5.510% due 05/18/2010	12,800	12,842

Colvis Finance
8.000% due 02/02/2009	7,155	7,343

Commonwealth Bank of Australia
5.360% due 06/08/2009	1,600	1,601

DnB NORBank ASA
5.430% due 10/13/2009	1,500	1,501

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Export-Import Bank of Korea
4.125% due 02/10/2009	$2,900	$2,849
4.250% due 11/27/2007	29,617	29,392
4.250% due 11/06/2008	1,404	1,383
4.500% due 08/12/2009	5,100	5,028

Fortis Bank NY
5.390% due 09/28/2009	16,400	16,419

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	616

General Electric Capital Corp.
5.370% due 03/12/2010	8,900	8,898
5.390% due 10/26/2009	2,600	2,600
5.430% due 08/15/2011	2,800	2,799
5.475% due 12/15/2009	13,400	13,436

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	3,000	3,000
5.440% due 12/22/2008	21,600	21,634
5.440% due 06/23/2009	9,000	9,004
5.450% due 11/10/2008	11,700	11,717
5.460% due 07/29/2008	18,900	18,929
5.548% due 03/02/2010	14,500	14,556

HBOS Treasury Services PLC
5.320% due 07/17/2008	1,500	1,501
5.400% due 07/17/2009	15,300	15,325
5.400% due 12/08/2010	20,100	20,119

HSBC Bank USA N.A.
5.485% due 12/14/2009	1,750	1,756

HSBC Finance Corp.
5.360% due 05/21/2008	1,700	1,701
5.420% due 10/21/2009	2,400	2,401
5.435% due 03/12/2010	1,300	1,301
5.485% due 09/15/2008	14,400	14,432
5.488% due 12/05/2008	1,500	1,504
5.640% due 11/16/2009	8,700	8,750
6.538% due 11/13/2007	5,800	5,827

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	502

ICICI Bank Ltd.
5.900% due 01/12/2010	6,300	6,312
7.550% due 08/15/2007	5,381	5,437

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	4,700	4,768

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,857

International Lease Finance Corp.
5.580% due 05/24/2010	9,000	9,045
5.700% due 04/20/2009	3,900	3,918
5.760% due 01/15/2010	5,000	5,037

John Deere Capital Corp.
5.410% due 04/15/2008	12,010	12,019
5.410% due 07/15/2008	9,000	9,007

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,500	1,500
5.426% due 06/25/2010	19,700	19,701
5.539% due 10/02/2009	8,100	8,137

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	1,700	1,700
5.400% due 12/23/2008	1,425	1,425
5.450% due 10/22/2008	7,900	7,911
5.450% due 01/23/2009	9,000	9,008
5.460% due 08/21/2009	22,000	22,014
5.560% due 12/23/2010	5,900	5,915

Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007	23,221	23,255

MBNA Europe Funding PLC
5.430% due 09/07/2007	3,300	3,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	$1,600	$1,600
5.400% due 10/23/2008	3,500	3,501
5.450% due 06/16/2008	3,000	3,005
5.450% due 01/30/2009	9,500	9,511
5.450% due 08/14/2009	11,700	11,706

Morgan Stanley
5.360% due 11/21/2008	1,400	1,400
5.450% due 01/15/2010	8,800	8,803
5.470% due 02/09/2009	10,400	10,414
5.600% due 01/22/2009	8,900	8,907

National Australia Bank Ltd.
5.360% due 10/01/2008	1,500	1,501
5.380% due 09/11/2009	23,400	23,430

Pemex Finance Ltd.
9.690% due 08/15/2009	6,319	6,666

Petroleum Export Ltd.
4.633% due 06/15/2010	997	987
5.265% due 06/15/2011	10,576	10,399

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	8,500	8,507
5.410% due 07/21/2008	1,900	1,902

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	1,500	1,501
5.408% due 11/20/2009	9,000	9,010
5.410% due 09/19/2008	1,800	1,803
5.420% due 02/06/2009	15,000	15,027

Sistema Finance S.A.
10.250% due 04/14/2008	5,850	6,109

SLM Corp.
5.500% due 07/27/2009	31,700	31,723
5.560% due 01/26/2009	4,300	4,312

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	16,085	16,095

Universal City Florida Holding Co. I
10.110% due 05/01/2010	6,500	6,736

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	27,600	27,644
6.100% due 09/21/2007	49,600	49,678
8.260% due 07/30/2007	3,000	3,032

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	2,300	2,299
5.360% due 02/23/2009	4,250	4,248
5.418% due 12/02/2010	9,000	9,006
5.420% due 05/25/2010	9,000	9,025

Wachovia Corp.
5.410% due 10/28/2008	6,000	6,007
5.410% due 12/01/2009	19,500	19,526
5.475% due 03/15/2011	9,000	9,019
5.490% due 10/15/2011	22,800	22,821

Wells Fargo & Co.
5.410% due 03/23/2010	26,400	26,422
5.450% due 01/24/2012	3,700	3,702
5.455% due 09/15/2009	3,700	3,709

Westpac Banking Corp.
5.280% due 06/06/2008	3,500	3,500

World Savings Bank FSB
5.400% due 06/20/2008	1,600	1,601
5.400% due 05/08/2009	500	500
5.473% due 03/02/2009	5,650	5,668

		1,144,371

INDUSTRIALS 14.9%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	22,900	22,964

Cablevision Systems Corp.
9.870% due 04/01/2009	5,000	5,325

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cisco Systems, Inc.
5.440% due 02/20/2009	$2,700	$2,705

Comcast Corp.
5.660% due 07/14/2009	9,000	9,018

Cox Communications, Inc.
5.905% due 12/14/2007	9,000	9,029

CSC Holdings, Inc.
7.875% due 12/15/2007	4,100	4,156

CSN Iron S.A.
9.125% due 06/01/2007	4,200	4,242

CSN Islands VII Corp.
10.750% due 09/12/2008	11,155	12,131

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	2,100	2,105
5.770% due 03/13/2009	8,500	8,531
5.810% due 08/03/2009	9,300	9,344
5.820% due 09/10/2007	1,350	1,352

Dex Media East LLC
9.875% due 11/15/2009	1,804	1,890

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,385

FedEx Corp.
5.440% due 08/08/2007	5,900	5,905

General Mills, Inc.
5.490% due 01/22/2010	3,700	3,705

Hewlett-Packard Co.
5.485% due 05/22/2009	1,700	1,702

Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,000

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,376

Home Depot, Inc.
5.475% due 12/16/2009	1,800	1,803

JC Penney Corp., Inc.
7.600% due 04/01/2007	2,108	2,108

Mandalay Resort Group
10.250% due 08/01/2007	7,400	7,530

MGM Mirage
9.750% due 06/01/2007	15,350	15,504

Mirage Resorts, Inc.
6.750% due 08/01/2007	2,300	2,314
6.750% due 02/01/2008	1,350	1,364

MMK Finance S.A.
8.000% due 10/21/2008	4,000	4,105

Oracle Corp.
5.590% due 01/13/2009	9,000	9,014

Pemex Project Funding Master Trust
6.125% due 08/15/2008	7,000	7,066
7.160% due 10/15/2009	15,888	16,436
8.500% due 02/15/2008	19,120	19,593
8.850% due 09/15/2007	15,976	16,232
9.375% due 12/02/2008	300	319

Qwest Communications International, Inc.
8.860% due 02/15/2009	5,900	5,988

Reynolds American, Inc.
6.500% due 06/01/2007	1,600	1,603

Roseton
7.270% due 11/08/2010	1,400	1,432

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,048

Safeway, Inc.
5.698% due 03/27/2009	2,000	2,004

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	$45,075	$45,386
10.500% due 10/21/2009	128,300	144,177

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	3,800	4,138

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	18,420	19,035

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	5,600	5,605

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,303

Time Warner, Inc.
5.590% due 11/13/2009	8,000	8,018

Transocean, Inc.
5.548% due 09/05/2008	9,000	9,013

United Technologies Corp.
5.430% due 06/01/2009	1,700	1,703

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	3,800	3,799

Walt Disney Co.
5.440% due 09/10/2009	19,000	19,038

Xerox Corp.
6.100% due 12/18/2009	3,600	3,642

		506,185

UTILITIES 5.1%
America Movil S.A. de C.V.
5.448% due 06/27/2008	20,400	20,424
5.985% due 04/27/2007	10,600	10,627

AT&T, Inc.
4.214% due 06/05/2007	8,900	8,923
5.450% due 05/15/2008	6,200	6,206
5.460% due 02/05/2010	4,700	4,707
5.570% due 11/14/2008	4,600	4,616

BellSouth Corp.
5.460% due 08/15/2008	15,300	15,314

CMS Energy Corp.
7.500% due 01/15/2009	900	928
8.900% due 07/15/2008	1,400	1,460
9.875% due 10/15/2007	1,500	1,539

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	3,300	3,308
8.000% due 06/15/2010	500	542

Dominion Resources, Inc.
5.540% due 11/14/2008	1,600	1,602
5.650% due 09/28/2007	4,800	4,802

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,898	3,173

Entergy Gulf States, Inc.
6.090% due 12/08/2008	6,300	6,319

Florida Power Corp.
5.760% due 11/14/2008	8,400	8,403

Korea Electric Power Corp.
4.250% due 09/12/2007	11,000	10,938
6.100% due 12/20/2007	1,200	1,206

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	10,200	10,530

Qwest Corp.
5.625% due 11/15/2008	2,900	2,915

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	6,575	6,465

Rogers Wireless, Inc.
8.480% due 12/15/2010	5,000	5,112

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Romanian Thermal Power Plants
9.120% due 12/23/2007	$5,514	$5,626

Telefonica Emisones SAU
5.650% due 06/19/2009	5,000	5,020

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	7,347	7,293

TXU Electric Delivery Co.
5.725% due 09/16/2008	500	500

TXU Energy Co. LLC
5.850% due 09/16/2008	500	500

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	747

Vodafone Group PLC
5.410% due 06/29/2007	13,500	13,502

		173,247

Total Corporate Bonds & Notes (Cost $1,819,747)		1,823,803

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
4.800% due 11/01/2035	831	828
5.380% due 12/25/2036	1,424	1,423
6.133% due 06/01/2043 - 09/01/2044	5,956	6,039

Federal Home Loan Bank
5.500% due 03/02/2009	4,100	4,100

Freddie Mac
4.500% due 04/15/2019	436	434
4.503% due 08/01/2035	145	143
5.000% due 08/15/2016	4,864	4,834
5.580% due 08/25/2031	605	608
5.600% due 09/25/2031	609	609
5.670% due 12/15/2030	1,287	1,292
6.133% due 02/25/2045	4,736	4,758

Total U.S. Government Agencies (Cost $24,996)		25,068

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	744	744

Arkle Master Issuer PLC
5.300% due 11/19/2007	1,900	1,901

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,885	1,885
Bear Stearns Alt-A Trust
5.480% due 02/25/2034	1,291	1,292

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,500	1,515

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	1,783	1,784

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	1,004	1,005

Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017	1,432	1,433
6.455% due 05/15/2032	1,639	1,658

Countrywide Alternative Loan Trust
5.390% due 10/25/2046	3,849	3,852
5.500% due 01/25/2046	2,400	2,385
5.500% due 02/20/2047	2,869	2,865
5.983% due 02/25/2036	1,004	1,007

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,429	1,430
5.400% due 02/25/2037	1,410	1,411
5.400% due 03/25/2037	1,461	1,463

24	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	$2,663	$2,665
5.400% due 01/25/2047	1,493	1,494
5.590% due 11/25/2045	563	564

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	747	747

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,581	1,583
5.450% due 04/19/2038	1,472	1,470
5.510% due 01/19/2038	4,489	4,496
5.560% due 03/19/2037	4,697	4,708

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	1,421	1,422

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,567	1,568

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	3,727	3,730

Merrill Lynch Floating Trust
5.390% due 06/15/2022	1,601	1,602

Morgan Stanley Capital I
5.380% due 10/15/2020	3,247	3,247

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	1,681	1,681
5.620% due 08/25/2035	1,322	1,325

Sequoia Mortgage Trust
4.082% due 04/20/2035	973	960

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	4,729	4,732
5.450% due 03/25/2037	1,509	1,507
5.510% due 06/25/2036	1,174	1,176
5.540% due 05/25/2036	4,063	4,070

Structured Asset Securities Corp.
5.331% due 10/25/2035	1,483	1,478

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,029	1,030
5.430% due 01/25/2037	1,470	1,472

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,722	2,722
5.440% due 04/25/2036	1,500	1,498
5.440% due 08/25/2036	13,128	13,116

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	22,308	22,322

Washington Mutual, Inc.
5.610% due 08/25/2045	436	436
5.663% due 01/25/2047	1,504	1,505
5.743% due 12/25/2046	1,593	1,597
5.892% due 09/25/2046	4,797	4,797
5.892% due 10/25/2046	2,343	2,343
5.983% due 02/25/2046	2,042	2,047
6.183% due 11/25/2042	1,194	1,200

Total Mortgage-Backed Securities (Cost $129,902)		129,940

ASSET-BACKED SECURITIES 13.0%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,426	1,427
5.480% due 09/25/2035	1,500	1,501

ACE Securities Corp.
5.370% due 08/25/2036	2,785	2,786
5.370% due 12/25/2036	1,324	1,325
5.390% due 12/25/2035	1,354	1,355
5.400% due 10/25/2036	3,068	3,070
5.430% due 10/25/2035	581	581

American Express Credit Account Master Trust
5.320% due 01/18/2011	1,350	1,349

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.430% due 11/16/2009	$1,400	$1,401
5.430% due 09/15/2010	1,600	1,603

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	68	68

Argent Securities, Inc.
5.360% due 06/25/2036	568	568
5.370% due 09/25/2036	3,002	3,003
5.370% due 10/25/2036	6,127	6,131
5.390% due 04/25/2036	459	460
5.400% due 03/25/2036	2,279	2,281

Asset-Backed Funding Certificates
5.360% due 09/25/2036	4,423	4,426
5.380% due 10/25/2036	2,646	2,648
5.380% due 11/25/2036	1,113	1,114
5.380% due 01/25/2037	1,178	1,179
5.670% due 06/25/2034	7,932	7,954

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,044	1,045
5.370% due 12/25/2036	1,437	1,437

Bank One Issuance Trust
5.430% due 02/15/2011	700	702

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,282	1,282
5.400% due 12/25/2035	531	532
5.400% due 10/25/2036	1,430	1,430
5.410% due 04/25/2036	938	939
5.520% due 09/25/2034	951	952

Capital One Auto Finance Trust
5.340% due 12/14/2007	531	531

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	1,000	1,001
5.370% due 01/25/2037	1,291	1,292
5.640% due 10/25/2035	1,400	1,403

Chase Credit Card Master Trust
5.420% due 10/15/2009	1,700	1,701
5.430% due 10/15/2010	1,600	1,603
5.430% due 02/15/2011	1,500	1,504
5.440% due 02/15/2010	2,425	2,428

Chase Issuance Trust
5.330% due 12/15/2010	1,700	1,702
5.340% due 02/15/2012	1,155	1,157

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,400	1,402

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	3,812	3,814
5.360% due 12/25/2036	1,377	1,378
5.370% due 11/25/2036	1,304	1,305
5.390% due 01/25/2037	1,427	1,427

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	9,203	9,203
5.370% due 01/25/2037	2,772	2,774
5.370% due 03/25/2037	4,598	4,601
5.370% due 05/25/2037	5,707	5,722
5.370% due 07/25/2037	1,473	1,474
5.370% due 08/25/2037	2,385	2,385
5.370% due 12/25/2046	3,784	3,786
5.370% due 03/25/2047	5,165	5,190
5.380% due 03/25/2037	4,300	4,302
5.380% due 09/25/2046	1,017	1,017
5.390% due 06/25/2036	1,260	1,261
5.390% due 07/25/2036	943	943
5.390% due 06/25/2037	1,317	1,317
5.400% due 06/25/2037	1,439	1,440
5.420% due 09/25/2037	1,350	1,350
5.430% due 10/25/2046	6,704	6,706
5.450% due 07/25/2036	955	956
5.480% due 02/25/2036	1,575	1,576
5.510% due 01/25/2036	445	445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	$1,233	$1,234
5.410% due 12/25/2037	1,330	1,330

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	2,700	2,702
5.329% due 12/08/2007	677	677

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	983	984
5.360% due 01/25/2038	1,327	1,328
5.370% due 11/25/2036	10,303	10,308
5.370% due 12/25/2036	1,062	1,063
5.390% due 01/25/2036	838	838
5.390% due 12/25/2037	1,410	1,410
5.410% due 01/25/2036	1,937	1,938
5.460% due 05/25/2035	382	382

Fremont Home Loan Trust
5.370% due 10/25/2036	1,246	1,246
5.380% due 01/25/2037	1,426	1,425
5.390% due 02/25/2037	5,696	5,700
5.490% due 01/25/2036	1,505	1,507

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	2,171	2,172

GS Mortgage Securities Corp.
5.430% due 06/25/2035	1,342	1,342

GSAMP Trust
5.390% due 09/25/2036	3,435	3,437
5.390% due 10/25/2036	1,314	1,315
5.390% due 12/25/2036	1,351	1,352
5.410% due 11/25/2035	946	947
5.430% due 11/25/2035	192	192

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,106	1,107

Home Equity Asset Trust
5.380% due 05/25/2037	1,465	1,465
5.410% due 10/25/2035	54	54
5.430% due 02/25/2036	755	756

Home Equity Mortgage Trust
5.410% due 05/25/2036	420	420
5.430% due 02/25/2036	317	317

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	1,328	1,328
5.342% due 11/15/2007	918	918

HSBC Asset Loan Obligation
5.380% due 12/25/2036	1,475	1,474

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	1,496	1,495
5.370% due 12/25/2036	4,884	4,886
5.400% due 12/25/2035	1,344	1,345

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	753	754

Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	1,094	1,095
5.370% due 11/25/2036	2,607	2,609
5.380% due 04/25/2037	1,241	1,241
5.410% due 03/25/2036	3,033	3,036

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	2,544	2,546

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,320	1,320
5.370% due 08/25/2036	5,550	5,554
5.370% due 10/25/2036	1,494	1,493
5.390% due 03/25/2036	1,475	1,476
5.390% due 11/25/2036	1,334	1,334
5.400% due 08/25/2036	2,942	2,943
5.430% due 08/25/2036	5,200	5,201
5.530% due 06/25/2035	1,275	1,278

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.390% due 05/25/2046	$852	$853
5.400% due 04/25/2046	4,266	4,268
5.400% due 08/25/2046	5,829	5,833
5.400% due 11/25/2046	6,219	6,222
5.410% due 05/25/2046	4,404	4,405
5.440% due 11/25/2036	4,111	4,117

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	768	768
5.360% due 07/25/2036	1,726	1,726
5.360% due 11/25/2036	1,273	1,274
5.380% due 04/25/2036	1,659	1,660
5.380% due 10/25/2036	2,204	2,205
5.390% due 03/25/2036	2,567	2,569
5.400% due 02/25/2036	1,585	1,586
5.410% due 01/25/2036	1,594	1,595
5.520% due 11/25/2034	73	73
5.600% due 10/25/2034	5,906	5,916

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	1,130	1,131
5.370% due 03/25/2036	1,552	1,553
5.370% due 01/25/2037	1,474	1,474
5.380% due 10/25/2036	1,204	1,205
5.380% due 11/25/2036	1,450	1,451
5.400% due 01/25/2036	3,379	3,382
5.470% due 11/25/2035	2,320	2,322

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	3,300	3,306

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	760	760
5.370% due 05/25/2037	4,462	4,465
5.380% due 10/25/2037	1,548	1,549
5.390% due 08/25/2036	4,423	4,423
5.390% due 02/25/2037	1,357	1,358
5.390% due 07/25/2037	4,070	4,072
5.400% due 09/25/2037	6,449	6,453

Morgan Stanley ABS Capital I
5.360% due 06/25/2036	926	926
5.360% due 10/25/2036	1,515	1,516
5.360% due 01/25/2037	1,458	1,459
5.370% due 09/25/2036	2,888	2,890
5.370% due 10/25/2036	1,352	1,353
5.370% due 11/25/2036	2,683	2,684
5.380% due 03/25/2036	2,004	2,005
5.400% due 12/25/2035	319	319

Morgan Stanley Capital I
5.390% due 02/25/2036	3,691	3,694
5.440% due 02/25/2036	1,400	1,401

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	1,325	1,326

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,463	1,464

Nelnet Student Loan Trust
5.146% due 09/25/2012	1,489	1,488

New Century Home Equity Loan Trust
5.390% due 08/25/2036	3,302	3,304
5.440% due 10/25/2035	93	93
5.500% due 05/25/2036	1,400	1,400

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	761	762

Nissan Auto Lease Trust
5.347% due 12/14/2007	752	752

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	416	416

Option One Mortgage Loan Trust
5.370% due 07/25/2036	929	930
5.370% due 01/25/2037	1,403	1,404
5.420% due 11/25/2035	234	234

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Park Place Securities, Inc.
5.480% due 09/25/2035	$9	$9

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,297	1,297
5.390% due 02/25/2037	1,382	1,382
5.400% due 02/25/2036	1,560	1,561
5.400% due 10/25/2036	4,472	4,475
5.420% due 08/25/2046	1,019	1,019
5.430% due 05/25/2025	96	96

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,492	2,494
5.360% due 08/25/2036	3,345	3,347
5.380% due 04/25/2036	2,625	2,627
5.380% due 01/25/2037	1,467	1,467
5.390% due 02/25/2036	1,427	1,428
5.390% due 07/25/2036	4,827	4,828
5.390% due 11/25/2036	4,284	4,286
5.400% due 01/25/2036	1,530	1,531
5.400% due 10/25/2036	3,611	3,613
5.430% due 10/25/2035	136	137
5.430% due 04/25/2037	1,300	1,300

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	493	493

SACO I, Inc.
5.400% due 04/25/2036	211	211

Saxon Asset Securities Trust
5.380% due 11/25/2036	6,572	6,575

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	1,458	1,459
5.370% due 09/25/2036	1,408	1,408
5.380% due 03/25/2036	1,072	1,073
5.380% due 12/25/2036	1,727	1,727
5.400% due 11/25/2036	1,298	1,299

SG Mortgage Securities Trust
5.420% due 10/25/2035	63	63

SLC Student Loan Trust
5.325% due 12/15/2010	153	153

SLM Student Loan Trust
3.800% due 12/15/2038	750	732
5.316% due 10/27/2014	1,300	1,301
5.326% due 04/25/2014	1,500	1,501
5.330% due 10/25/2012	4,717	4,719
5.330% due 07/25/2013	1,599	1,600
5.340% due 04/25/2012	2,673	2,675
5.350% due 10/25/2018	1,377	1,377

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	5,368	5,371
5.380% due 11/25/2036	3,233	3,230
5.380% due 12/25/2036	1,099	1,099
5.390% due 05/25/2036	1,138	1,139
5.400% due 01/25/2037	1,377	1,378
5.420% due 10/25/2036	1,165	1,166
5.430% due 11/25/2035	155	155
5.550% due 06/25/2035	1,122	1,123

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,143	1,144
5.365% due 11/25/2037	1,420	1,421
5.380% due 02/25/2037	670	671

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	962	962
5.410% due 07/25/2035	41	41

Structured Asset Securities Corp.
4.900% due 04/25/2035	756	732
5.370% due 10/25/2036	5,441	5,444
5.400% due 11/25/2035	1,053	1,054
5.400% due 01/25/2037	1,211	1,212

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	796	797

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Auto Owner Trust
5.358% due 11/09/2007		$388	$389

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		1,345	1,346
5.380% due 10/25/2036		1,336	1,337

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,389	1,390
5.420% due 03/25/2037		1,300	1,300

Total Asset-Backed Securities (Cost $441,650)			441,877

SOVEREIGN ISSUES 15.9%
Banco Nacional de Desenvolvimento Economico e Social
5.667% due 06/16/2008		26,125	25,903

Banque Centrale de Tunisie
7.500% due 09/19/2007		12,650	12,809

Chile Government International Bond
5.625% due 07/23/2007		405	406
5.760% due 01/28/2008		14,100	14,132

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		6,250	6,333

Guatemala Government Bond
8.500% due 08/03/2007		4,450	4,502

Korea Development Bank
3.875% due 03/02/2009		7,470	7,300
4.250% due 11/13/2007		11,100	11,023
4.750% due 07/20/2009		26,500	26,278
5.480% due 10/31/2008		28,500	28,478
5.490% due 04/03/2010 (a)		38,100	38,121
5.760% due 10/20/2009		39,613	39,901

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,485
6.060% due 01/13/2009		167,500	169,133

Panama Government International Bond
8.250% due 04/22/2008		7,283	7,494

Russia Government International Bond
8.250% due 03/31/2010		38,423	40,329
10.000% due 06/26/2007		63,335	64,082

Ukraine Government International Bond
8.775% due 08/05/2009		35,025	37,393

Venezuela Government International Bond
6.250% due 12/18/2007		738	740
9.125% due 06/18/2007		3,000	3,030

Total Sovereign Issues (Cost $537,452)			538,872

FOREIGN CURRENCY-DENOMINATED

ISSUES 2.2%
America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	42,900	3,943

Aries Vermoegensverwaltungs GmbH
6.919% due 10/25/2007	EUR	9,500	12,951

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	22,360	10,018

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		11,250	7,830
10.000% due 01/01/2012		10,000	4,550

Colombia Government International Bond
12.000% due 10/22/2015	COP	13,500,000	6,926

Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	2,837

26	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	$1,881

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	224,500	22,242

Total Foreign Currency-Denominated Issues (Cost $70,238)			73,178

SHORT-TERM INSTRUMENTS 12.4%

CERTIFICATES OF DEPOSIT 3.5%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$3,100	3,101

BNP Paribas
5.262% due 07/03/2008		6,900	6,897
5.262% due 05/28/2008		4,500	4,502
5.270% due 09/23/2008		4,300	4,298

Calyon Financial, Inc.
5.340% due 01/16/2009		7,500	7,500

Dexia S.A.
5.270% due 09/29/2008		4,100	4,101

Fortis Bank NY
5.265% due 04/28/2008		1,800	1,802
5.265% due 06/30/2008		6,300	6,302
5.300% due 09/30/2008		4,100	4,099

HSBC Bank USA N.A.
5.410% due 07/28/2008		1,400	1,402

Nordea Bank Finland PLC
5.262% due 03/31/2008		1,800	1,800
5.308% due 05/28/2008		4,500	4,503

Royal Bank of Canada
5.267% due 06/30/2008		14,200	14,215

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	$9,400	$9,400
5.265% due 03/26/2008	8,700	8,699

Skandinav Enskilda BK
5.270% due 08/21/2008	1,800	1,800
5.272% due 08/21/2008	3,200	3,200
5.340% due 08/21/2008	1,500	1,500
5.350% due 02/13/2009	4,600	4,603

Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008	1,800	1,801

Societe Generale NY
5.258% due 06/11/2007	1,300	1,300
5.258% due 06/20/2007	1,400	1,400
5.270% due 03/25/2008	8,700	8,700
5.271% due 06/30/2008	2,800	2,801

Unicredito Italiano NY
5.358% due 05/06/2008	4,800	4,801
5.360% due 05/29/2008	4,400	4,402

		118,929

COMMERCIAL PAPER 8.4%
Bank of Ireland
5.240% due 06/14/2007	75,100	74,794

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	4,100	4,050

General Electric Capital Corp.
5.200% due 10/26/2007	32,600	32,027

Rabobank USA Financial Corp.
5.390% due 06/06/2007	15,300	15,300

Societe Generale NY
5.210% due 08/22/2007	48,400	47,907

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Time Warner, Inc.
5.360% due 04/12/2007		$1,700	$1,698

UBS Finance Delaware LLC
5.185% due 08/01/2007		55,100	55,100
5.225% due 08/01/2007		43,000	42,606

Viacom, Inc.
5.620% due 05/29/2007		13,400	13,400

			286,882

REPURCHASE AGREEMENTS 0.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007		3,000	3,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $3,065. Repurchase proceeds are $3,001.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007		6,553	6,553

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $6,685. Repurchase proceeds are $6,556.)

EGYPT TREASURY BILLS 0.2%
9.690% due 02/05/2008	EGP	40,000	6,537

Total Short-Term Instruments (Cost $421,871)			421,901

Total Investments (b) 102.1% (Cost $3,460,785)			$3,469,571

Other Assets and Liabilities (Net) (2.1%)			(71,261)

Net Assets 100.0%			$3,398,310

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $25,468 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%	06/20/2007	$49,600	$23

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$380
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	782
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		31,000	824
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		25,000	846
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		7,300	182
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		12,900	134
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		50,100	1,001
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(13)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	74
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	70
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	89
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	1,078
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	88

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	115,000	$588
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	1
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		30,000	139
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	1,160
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		90,000	212
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	112
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	832
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	81

							$8,660

(d)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,659	04/2007	$0	$(8)	$(8)
Buy		316,113	05/2007	9,506	0	9,506
Sell		148,020	05/2007	0	(776)	(776)
Buy		8,011	06/2007	273	0	273
Sell		7,978	06/2007	0	(208)	(208)
Buy		14,770	10/2007	0	(9)	(9)
Buy		115,490	03/2008	0	(47)	(47)
Buy	CLP	16,756,280	05/2007	0	(788)	(788)
Sell		8,150,000	05/2007	0	(103)	(103)
Buy		12,387,460	06/2007	0	(510)	(510)
Buy		42,318,362	11/2007	698	0	698
Sell		473,280	11/2007	0	(8)	(8)
Buy	CNY	77,887	05/2007	137	0	137
Sell		31,701	05/2007	16	0	16
Buy		683,513	07/2007	1,496	0	1,496
Sell		262,365	07/2007	41	(116)	(75)
Buy		100,337	09/2007	295	0	295
Sell		22,893	09/2007	0	(48)	(48)
Buy		762	11/2007	2	0	2
Sell		37,640	11/2007	0	(48)	(48)
Buy		12,803	12/2007	5	0	5
Sell		24,402	12/2007	0	(18)	(18)
Buy		94,744	01/2008	6	(2)	4
Sell		1,440	01/2008	0	0	0
Buy		191,516	03/2009	293	0	293
Buy	COP	70,741,310	04/2007	1,694	0	1,694
Sell		70,741,310	04/2007	398	(71)	327
Buy		60,940,000	06/2007	1,286	0	1,286
Sell		868,680	06/2007	0	(13)	(13)
Buy		73,226,185	03/2008	0	(448)	(448)
Buy	CZK	4,012,004	04/2007	12,070	0	12,070
Sell		4,012,004	04/2007	277	(397)	(120)
Buy		2,793,011	05/2007	0	(1,231)	(1,231)
Sell		2,793,011	05/2007	0	(394)	(394)
Buy		50,371	07/2007	20	0	20
Sell		42,886	07/2007	0	(70)	(70)
Buy		2,357,277	09/2007	249	0	249
Buy		3,433,410	03/2008	121	(87)	34
Buy	EUR	4,794	04/2007	3	0	3
Buy	GBP	140	04/2007	2	0	2
Buy	HKD	721,936	05/2007	0	(50)	(50)
Sell		32,771	05/2007	1	0	1
Buy	IDR	361,700,000	04/2007	964	(10)	954
Sell		361,700,000	04/2007	88	0	88
Buy		36,920,000	05/2007	30	0	30
Sell		36,840,000	05/2007	0	(22)	(22)
Buy		542,453,125	07/2007	70	(187)	(117)
Sell		5,627,250	07/2007	0	(2)	(2)
Buy		359,098,800	08/2007	0	(316)	(316)
Buy	ILS	113,575	04/2007	732	0	732
Sell		113,575	04/2007	0	(167)	(167)
Buy		385,461	12/2007	1,206	0	1,206
Buy	INR	3,052,404	04/2007	2,350	0	2,350
Sell		3,052,404	04/2007	0	(103)	(103)
Buy		2,297,281	05/2007	1,549	0	1,549
Sell		28,111	05/2007	0	(12)	(12)
Buy		1,275,671	10/2007	0	(238)	(238)
Buy	JPY	2,167,747	05/2007	496	0	496

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	1,292,118	05/2007	$37	$0	$37
Buy	KRW	35,744,840	04/2007	43	(494)	(451)
Sell		24,996,620	04/2007	91	(22)	69
Buy		109,587,743	05/2007	0	(282)	(282)
Buy		15,888,473	09/2007	54	0	54
Buy	KZT	37,890	05/2007	7	0	7
Buy		1,180,855	07/2007	0	(46)	(46)
Buy	MXN	2,711,768	04/2007	1,018	(576)	442
Sell		2,711,768	04/2007	137	(386)	(249)
Buy		1,292,188	05/2007	12	(1,988)	(1,976)
Sell		64,885	05/2007	26	(24)	2
Buy		218,124	09/2007	78	0	78
Buy		2,240,094	03/2008	333	0	333
Buy	MYR	152,428	07/2007	839	0	839
Sell		2,117	07/2007	0	(5)	(5)
Buy		150,451	09/2007	300	(5)	295
Buy	PHP	2,394,574	08/2007	99	(184)	(85)
Buy	PLN	386,362	04/2007	4,821	(5)	4,816
Sell		386,362	04/2007	42	(1,190)	(1,148)
Buy		310,488	05/2007	5,230	0	5,230
Buy		465,602	06/2007	0	(2,037)	(2,037)
Sell		7,799	06/2007	0	(121)	(121)
Buy		165,409	09/2007	178	0	178
Buy		107,104	03/2008	178	0	178
Buy	RON	199,041	07/2007	651	0	651
Sell		978	07/2007	0	(17)	(17)
Buy	RUB	935,693	05/2007	837	0	837
Buy		1,301,516	08/2007	1,161	0	1,161
Sell		111,725	09/2007	0	(32)	(32)
Buy		34,828	11/2007	29	0	29
Buy		1,725,632	12/2007	1,248	0	1,248
Sell		314,388	12/2007	0	(225)	(225)
Buy		820,184	01/2008	360	0	360
Sell		31,311	01/2008	0	(24)	(24)
Buy	SGD	237,309	04/2007	1,953	0	1,953
Sell		186,234	04/2007	0	(186)	(186)
Buy		213,898	05/2007	1,578	0	1,578
Buy		118,511	08/2007	846	0	846
Buy		5,148	09/2007	34	0	34
Buy		163,828	10/2007	54	0	54
Buy	SKK	2,152,792	04/2007	12,248	0	12,248
Sell		2,152,792	04/2007	0	(783)	(783)
Buy		1,199,956	05/2007	6,237	0	6,237
Buy		27,794	07/2007	65	0	65
Sell		22,722	07/2007	0	(76)	(76)
Buy		2,099,472	03/2008	604	0	604
Buy	THB	636,538	04/2007	729	0	729
Buy		1,235,073	05/2007	1,507	0	1,507
Sell		9,436	05/2007	0	(20)	(20)
Buy	TRY	16,964	04/2007	874	(9)	865
Sell		16,964	04/2007	0	(505)	(505)
Buy		173,358	05/2007	9,162	0	9,162
Sell		10,777	05/2007	0	(610)	(610)
Buy		89,818	07/2007	5,825	0	5,825
Sell		1,792	07/2007	0	(59)	(59)
Sell		5,224	03/2008	13	0	13
Buy	TWD	829,830	04/2007	0	(216)	(216)
Sell		829,830	04/2007	5	(4)	1
Buy		1,232,239	05/2007	0	(180)	(180)
Buy		413,018	06/2007	0	(7)	(7)
Sell		14,697	07/2007	4	0	4
Buy	ZAR	775,192	05/2007	4,998	0	4,998
Sell		178,387	05/2007	163	(100)	63
Buy		575,526	06/2007	0	(1,498)	(1,498)
Sell		9,140	06/2007	0	(20)	(20)

				$101,082	$(18,443)	$82,639

See Accompanying Notes	Annual Report	March 31, 2007	29

Schedule of Investments  Diversified Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%
Amadeus Global Travel Distribution S.A.
8.070% due 04/08/2013	$2,500	$2,522
8.570% due 04/08/2014	2,500	2,533

Appleton Papers, Inc.
7.600% due 06/11/2010	121	121
7.610% due 06/11/2010	114	115

Biomet, Inc.
6.000% due 03/08/2008	2,500	2,490

Charter Communications Operating LLC
7.985% due 04/25/2013	3,500	3,499

CSC Holdings, Inc.
7.110% due 02/24/2013	1,880	1,889
7.120% due 03/29/2013	110	110

Ford Motor Co.
8.360% due 11/29/2013	998	1,002

General Motors Acceptance Corp.
7.725% due 11/17/2013	1,000	1,009

Georgia-Pacific Corp.
7.340% due 12/20/2012	7,238	7,284
7.364% due 12/20/2012	682	686

HCA, Inc.
7.614% due 11/14/2013	2,500	2,524

Hertz Corp.
5.350% due 12/21/2012	222	224
7.070% due 12/21/2012	1,169	1,178
7.090% due 12/21/2012	75	76

Ineos Group Holdings PLC
7.580% due 10/07/2013	1,485	1,508
8.080% due 10/07/2014	1,485	1,513

Kingdom of Morocco
7.350% due 01/05/2009	29	30

Lukoil Finance Ltd.
6.020% due 01/11/2009	5,000	4,974

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	1,990	1,994

Reynolds American, Inc.
7.104% due 05/11/2012	1,371	1,384
7.125% due 05/11/2012	1,048	1,058
7.125% due 05/31/2012	68	69

Shackleton Re Ltd.
12.875% due 08/01/2008	1,500	1,500
13.371% due 08/01/2008	500	507

Total Bank Loan Obligations (Cost $41,652)		41,799

CORPORATE BONDS & NOTES 39.8%

BANKING & FINANCE 8.2%
ABX Financing Co.
6.350% due 10/15/2036	2,100	2,082

AES Ironwood LLC
8.857% due 11/30/2025	1,605	1,814

AES Red Oak LLC
8.540% due 11/30/2019	2,642	2,886

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	251

American Honda Finance Corp.
4.500% due 05/26/2009	500	494

American International Group, Inc.
2.875% due 05/15/2008	1,000	975
5.350% due 06/23/2008	1,000	1,000

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banco Santander Chile
5.690% due 12/09/2009	$5,000	$5,051

Bank of America Corp.
3.875% due 01/15/2008	920	910

BankAmerica Instit-A
8.070% due 12/31/2026	500	521

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	2,623	2,993

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	979

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	484

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,147

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	200

C10 Capital SPV Ltd.
6.722% due 12/01/2049	2,000	1,976

Calabash Re II Ltd.
16.255% due 01/08/2010	1,000	1,044

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	989

Citicorp
6.375% due 11/15/2008	400	408

Citigroup, Inc.
6.000% due 02/21/2012	650	675

Columbia University
6.875% due 12/15/2015	500	542

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,430

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	7,032	7,292

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,999
5.250% due 07/29/2014	6,625	6,609

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,970

First Empire Capital Trust II
8.277% due 06/01/2027	500	522

Ford Motor Credit Co.
7.250% due 10/25/2011	1,400	1,362
8.000% due 12/15/2016	11,770	11,344

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	977
7.625% due 06/01/2015	375	383

Foundation Re II Ltd.
12.110% due 11/26/2010	1,800	1,833

Frank Russell Co.
5.625% due 01/15/2009	500	505

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,437

General Electric Capital Corp.
5.450% due 01/15/2013	5,000	5,071
5.875% due 02/15/2012	500	517

General Motors Acceptance Corp.
8.000% due 11/01/2031	4,100	4,408

General RE Corp.
9.000% due 09/12/2009	500	542

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,182
5.250% due 10/15/2013	2,400	2,380
5.690% due 07/23/2009	2,150	2,162
5.700% due 09/01/2012	165	168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.125% due 02/15/2033	$45	$45
7.350% due 10/01/2009	500	527

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,507

HBOS PLC
5.920% due 09/29/2049	5,000	4,907

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	460	485

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	3,103

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	383

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,496

HSBC Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	116
6.400% due 06/17/2008	950	963

HSBC Holdings PLC
6.500% due 05/02/2036	5,800	6,151

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,105

Idearc, Inc.
8.000% due 11/15/2016	2,800	2,894

Industrial Bank of Korea
4.000% due 05/19/2014	30	29

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,857

International Lease Finance Corp.
5.760% due 01/15/2010	3,000	3,022

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	994

JPMorgan Chase & Co.
5.396% due 06/26/2009	500	500

Kazkommerts International BV
8.500% due 04/16/2013	350	370

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	2,012

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	2,000	2,003

M&I Capital Trust A
7.650% due 12/01/2026	500	517

MBNA Capital B
6.160% due 02/01/2027	3,000	3,000

MetLife, Inc.
5.375% due 12/15/2012	45	46

Mizuho JGB Investment LLC
9.870% due 12/31/2049	600	632

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,564

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,456

Mystic Re Ltd.
11.660% due 12/05/2008	1,100	1,111
14.360% due 12/05/2008	850	856

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	727
7.250% due 03/01/2012	2,315	2,525

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	611

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	1,510	1,586

30	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Finance Ltd.
8.020% due 05/15/2007	$46	$46
9.690% due 08/15/2009	665	702

Petroleum Export Ltd.
5.265% due 06/15/2011	7,566	7,440

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,859	3,811

Rabobank Capital Funding II
5.260% due 12/31/2049	860	838

Residential Capital Corp.
6.375% due 06/30/2010	750	750

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,766

Royal Bank of Scotland Group PLC
5.760% due 07/06/2012	1,500	1,501
9.118% due 03/31/2049	500	553

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	1,000	1,035
7.175% due 05/16/2013	2,350	2,488

Sally Holdings LLC
9.250% due 11/15/2014	1,000	1,032

Shackleton Re Ltd.
13.360% due 02/07/2008	500	508

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	506

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,072

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	557

Targeted Return Index Securities Trust
7.548% due 05/01/2016	4,045	4,120

Tenneco, Inc.
8.625% due 11/15/2014	2,650	2,776
10.250% due 07/15/2013	2,700	2,956

TNB Capital L Ltd.
5.250% due 05/05/2015	570	562

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	995

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,524

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	270

Universal City Development Partners
11.750% due 04/01/2010	500	532

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	518

Ventas Realty LP
6.500% due 06/01/2016	400	412
6.750% due 04/01/2017	1,785	1,856
8.750% due 05/01/2009	500	532
9.000% due 05/01/2012	800	904

Vita Capital III Ltd.
6.466% due 01/01/2011	3,150	3,154

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007	10,100	10,116
8.260% due 07/30/2007	1,400	1,415

Wachovia Corp.
5.250% due 08/01/2014	500	495

Wells Fargo Capital X
5.950% due 12/15/2036	700	677

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,150

		203,666

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 24.0%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	$2,900	$2,951

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,857

Albertson’s, Inc.
7.750% due 06/15/2026	2,150	2,188

Allied Waste North America, Inc.
7.250% due 03/15/2015	3,500	3,587

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,627

AmeriGas Partners LP
7.125% due 05/20/2016	3,200	3,224
7.250% due 05/20/2015	500	507

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	515

Aramark Corp.
8.500% due 02/01/2015	4,470	4,671

Armor Holdings, Inc.
8.250% due 08/15/2013	325	343

ArvinMeritor, Inc.
8.125% due 09/15/2015	4,700	4,688

AstraZeneca PLC
5.400% due 06/01/2014	500	504

Atlantic Richfield Co.
8.530% due 02/27/2012	500	573

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	960

BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015	7,300	7,233
6.750% due 11/01/2013	1,500	1,619

Boise Cascade LLC
8.235% due 10/15/2012	500	504

Bombardier, Inc.
8.000% due 11/15/2014	3,050	3,172

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	1,725	1,861

Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,466

Boyd Gaming Corp.
7.125% due 02/01/2016	1,000	985

Brinker International, Inc.
5.750% due 06/01/2014	500	492

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	703
8.250% due 07/01/2014	1,850	1,878

C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	496

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	532
7.500% due 09/01/2009	5,000	5,228
8.875% due 09/15/2008	335	350

CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,875

CBS Corp.
5.625% due 08/15/2012	3,500	3,514

CCO Holdings LLC
8.750% due 11/15/2013	5,150	5,356

CDRV Investors, Inc.
9.860% due 12/01/2011 (a)	725	721

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	$1,500	$1,623

Chart Industries, Inc.
9.875% due 10/15/2015	1,300	1,365

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,060

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,278
6.875% due 01/15/2016	2,760	2,808

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	487

CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,916
6.150% due 10/24/2036	2,100	2,155

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,457

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	361

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,134
7.125% due 06/15/2013	2,130	2,311

Comcast Corp.
5.300% due 01/15/2014	2,000	1,976
5.500% due 03/15/2011	500	506
5.900% due 03/15/2016	2,900	2,955
6.500% due 01/15/2015	100	106
7.050% due 03/15/2033	200	215

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	521

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	576

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,829

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,200	1,125

Corrections Corp. of America
7.500% due 05/01/2011	150	155

Cox Communications, Inc.
7.125% due 10/01/2012	725	783

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	439
7.750% due 11/15/2015	525	549

CSC Holdings, Inc.
7.625% due 04/01/2011	2,300	2,369
7.875% due 02/15/2018	275	284
8.125% due 08/15/2009	25	26

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	1,632	1,635

DaVita, Inc.
7.250% due 03/15/2015	3,400	3,455

Delhaize America, Inc.
8.050% due 04/15/2027	600	640
9.000% due 04/15/2031	4,000	4,826

Dex Media West LLC
9.875% due 08/15/2013	5,555	6,090

Digicel Group Ltd.
8.875% due 01/15/2015	800	778
9.125% due 01/15/2015	300	288

DirecTV Holdings LLC
8.375% due 03/15/2013	1,570	1,662

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	258

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	$100	$102

DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,658

Dynegy Holdings, Inc.
8.375% due 05/01/2016	4,270	4,462

EchoStar DBS Corp.
7.125% due 02/01/2016	3,000	3,112

El Paso Corp.
7.750% due 06/15/2010	300	321
7.875% due 06/15/2012	620	677
8.050% due 10/15/2030	2,550	2,907

El Paso Natural Gas Co.
7.625% due 08/01/2010	200	210

El Paso Production Holding Co.
7.750% due 06/01/2013	10,425	10,946

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,424

Enterprise Products Operating LP
4.000% due 10/15/2007	700	695
4.625% due 10/15/2009	1,100	1,086
4.950% due 06/01/2010	600	595

Ferrellgas Partners LP
8.750% due 06/15/2012	3,320	3,461

Fisher Communications, Inc.
8.625% due 09/15/2014	500	538

Ford Motor Co.
7.450% due 07/16/2031	1,625	1,265

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,077	2,251

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	500	503
10.125% due 12/15/2016	2,500	2,519

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,329

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,002

Gaz Capital for Gazprom
6.212% due 11/22/2016	6,300	6,319
8.625% due 04/28/2034	24,040	30,952

Gazprom International S.A.
7.201% due 02/01/2020	5,103	5,381

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,599	2,601

General Motors Corp.
8.250% due 07/15/2023	5,325	4,819

Georgia-Pacific Corp.
7.125% due 01/15/2017	1,150	1,159
8.000% due 01/15/2024	5,720	5,777
8.125% due 05/15/2011	800	844

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	925	999

Greif, Inc.
6.750% due 02/01/2017	5,300	5,366

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	648

Hanover Compressor Co.
8.625% due 12/15/2010	500	528

Hanover Equipment Trust
8.500% due 09/01/2008	443	447
8.750% due 09/01/2011	2,000	2,090

HCA, Inc.
6.750% due 07/15/2013	4,450	4,116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.190% due 11/15/2015	$1,700	$1,508
9.250% due 11/15/2016	5,000	5,406
9.625% due 11/15/2016 (a)	4,000	4,330

Hertz Corp.
8.875% due 01/01/2014	1,300	1,407

Hess Corp.
6.650% due 08/15/2011	810	854
7.300% due 08/15/2031	425	470

Hewlett-Packard Co.
6.500% due 07/01/2012	500	532

HJ Heinz Co.
6.428% due 12/01/2008	5,100	5,190

Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,247

Hospira, Inc.
4.950% due 06/15/2009	500	495

Host Marriott LP
6.750% due 06/01/2016	900	911
7.000% due 08/15/2012	2,250	2,303

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,998

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,732

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,639

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	6,008

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	1,000	1,048

Invensys PLC
9.875% due 03/15/2011	96	104

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	922
8.800% due 01/30/2017	2,200	2,343

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	279	280

L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,494
7.625% due 06/15/2012	4,160	4,306

Lyondell Chemical Co.
8.000% due 09/15/2014	2,500	2,631

Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,661
9.500% due 08/01/2008	750	787
10.250% due 08/01/2007	100	102

Marathon Oil Corp.
6.000% due 07/01/2012	500	518

MGM Mirage
8.375% due 02/01/2011	3,225	3,410
9.750% due 06/01/2007	230	232

Miller Brewing Co.
5.500% due 08/15/2013	1,000	1,001

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,414

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	28,250	33,550

Nalco Co.
7.750% due 11/15/2011	2,825	2,910
8.875% due 11/15/2013	400	427

Newfield Exploration Co.
6.625% due 09/01/2014	1,000	1,005

Norampac, Inc.
6.750% due 06/01/2013	1,170	1,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Norfolk Southern Corp.
5.640% due 05/17/2029	$164	$151
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	3,200	3,528
10.750% due 07/15/2016	2,025	2,258

Northwest Airlines, Inc.
7.691% due 04/01/2017	997	999

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,381

Novelis, Inc.
7.250% due 02/15/2015	2,800	2,975

OPTI Canada, Inc.
8.250% due 12/15/2014	3,700	3,866

Oracle Corp.
5.000% due 01/15/2011	10,000	9,972
5.590% due 01/13/2009	8,000	8,012

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	2,000	1,990
8.750% due 11/15/2012	750	793
8.875% due 02/15/2009	659	675

Peabody Energy Corp.
7.375% due 11/01/2016	2,040	2,157

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	10,143
5.948% due 12/03/2012	7,100	7,162
6.625% due 06/15/2035	420	433
6.655% due 06/15/2010	700	717
7.160% due 10/15/2009	2,600	2,690
7.375% due 12/15/2014	13,006	14,398
8.000% due 11/15/2011	1,800	1,994
8.625% due 02/01/2022	2,117	2,641
9.125% due 10/13/2010	500	561
9.250% due 03/30/2018	4,068	5,164
9.375% due 12/02/2008	203	216

Petrobras International Finance Co.
6.125% due 10/06/2016	500	512

Petronas Capital Ltd.
7.000% due 05/22/2012	250	270

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	955	957

Pioneer Natural Resources Co.
6.875% due 05/01/2018	2,000	1,976

Plains Exploration & Production Co.
7.000% due 03/15/2017	2,000	2,020

Premark International, Inc.
6.875% due 11/15/2008	500	513

Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,662

Qwest Communications International, Inc.
7.500% due 02/15/2014	17,875	18,501

Reynolds American, Inc.
7.625% due 06/01/2016	5,050	5,398

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	3,042

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,020

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,300	1,330

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	562

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,445

32	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sanmina-SCI Corp.
8.125% due 03/01/2016	$3,125	$2,953

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	486

SemGroup LP
8.750% due 11/15/2015	4,350	4,437

Sensata Technologies BV
8.000% due 05/01/2014	1,940	1,938

Service Corp. International
7.625% due 10/01/2018	400	425

Sheraton Holding Corp.
7.375% due 11/15/2015	3,410	3,560

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,088

Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,538

Smurfit Kappa Funding PLC
9.625% due 10/01/2012	830	886

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	690	678
8.375% due 07/01/2012	5,150	5,189

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,011

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	500	538

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	2,684
7.750% due 08/15/2016	1,450	1,495

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,664

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,038

SUPERVALU, Inc.
7.500% due 11/15/2014	1,500	1,571

Target Corp.
4.875% due 05/15/2018	250	238

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	282
7.375% due 02/01/2013	625	584
9.875% due 07/01/2014	750	761

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,386

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,219
6.875% due 05/01/2012	2,625	2,800
7.700% due 05/01/2032	200	227

TNK-BP Finance S.A.
6.625% due 03/20/2017	4,000	3,980
7.500% due 07/18/2016	6,850	7,246

Triad Hospitals, Inc.
7.000% due 11/15/2013	3,350	3,513

Trinity Industries, Inc.
6.500% due 03/15/2014	800	796

TRW Automotive, Inc.
7.000% due 03/15/2014	2,900	2,856
7.250% due 03/15/2017	2,200	2,167
9.375% due 02/15/2013	1	1

Tyco International Group S.A.
6.375% due 10/15/2011	445	471
6.750% due 02/15/2011	500	533

UGS Corp.
10.000% due 06/01/2012	950	1,044

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
United Airlines, Inc.
6.201% due 03/01/2010	$572	$576

Vale Overseas Ltd.
6.250% due 01/11/2016	3,200	3,274
6.250% due 01/23/2017	1,300	1,331
6.875% due 11/21/2036	3,145	3,264

Verso Paper Holdings LLC
9.125% due 08/01/2014	1,700	1,776

Viacom, Inc.
5.750% due 04/30/2011	5,300	5,378

Vitro S.A. de C.V.
8.625% due 02/01/2012	3,500	3,605
9.125% due 02/01/2017	800	824

VWR International, Inc.
8.000% due 04/15/2014	1,500	1,571

Wal-Mart Stores, Inc.
4.125% due 02/15/2011	1,000	970
8.800% due 12/30/2014	500	600

Walt Disney Co.
6.200% due 06/20/2014	500	529
6.375% due 03/01/2012	640	677

Waste Management, Inc.
7.375% due 08/01/2010	900	958
7.650% due 03/15/2011	270	292

Williams Cos., Inc.
6.375% due 10/01/2010	1,500	1,528
7.500% due 01/15/2031	3,500	3,728
7.625% due 07/15/2019	1,500	1,639
7.750% due 06/15/2031	115	124
7.875% due 09/01/2021	5,000	5,525

Williams Partners LP
7.250% due 02/01/2017	600	638

Windstream Corp.
8.625% due 08/01/2016	1,150	1,264

Wyeth
6.450% due 02/01/2024	300	316

Wynn Las Vegas LLC
6.625% due 12/01/2014	4,530	4,507

		597,174

UTILITIES 7.6%
AES Corp.
8.750% due 05/15/2013	6,040	6,463

America Movil S.A. de C.V.
5.500% due 03/01/2014	3,380	3,352
5.750% due 01/15/2015	15,400	15,494

American Cellular Corp.
10.000% due 08/01/2011	235	250

AT&T Corp.
6.000% due 03/15/2009	260	264
7.300% due 11/15/2011	947	1,029

Beaver Valley II Funding
9.000% due 06/01/2017	325	370

British Telecommunications PLC
8.625% due 12/15/2010	2,240	2,502

Carolina Power & Light Co.
5.125% due 09/15/2013	750	742

Cincinnati Bell, Inc.
8.375% due 01/15/2014	5,050	5,189

Citizens Communications Co.
7.000% due 11/01/2025	400	370
7.875% due 01/15/2027	1,750	1,798
9.000% due 08/15/2031	2,770	3,047

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
6.875% due 12/15/2015	$1,450	$1,519

Complete Production Services, Inc.
8.000% due 12/15/2016	600	618

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	703

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,484

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,464

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,607
5.700% due 09/17/2012	260	266

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,499
5.625% due 11/30/2012	225	231

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,403

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	99
5.760% due 12/01/2009	2,600	2,599
6.090% due 12/08/2008	3,500	3,510

Florida Power Corp.
5.760% due 11/14/2008	5,000	5,002

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,726

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	2,450	2,548

Homer City Funding LLC
8.734% due 10/01/2026	1,466	1,675

Insight Midwest LP
9.750% due 10/01/2009	260	265

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,200	3,320
8.625% due 11/14/2011	4,125	4,470

KT Corp.
4.875% due 07/15/2015	3,000	2,880

Majapahit Holding BV
7.250% due 10/17/2011	8,200	8,446
7.750% due 10/17/2016	600	632

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	309

Midwest Generation LLC
8.560% due 01/02/2016	355	388
8.750% due 05/01/2034	3,750	4,088

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,060

Nevada Power Co.
5.875% due 01/15/2015	450	456
6.500% due 05/15/2018	8,025	8,420

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,451

Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,076
7.375% due 08/01/2015	6,625	6,859

NiSource Finance Corp.
5.930% due 11/23/2009	7,000	7,012

NRG Energy, Inc.
7.250% due 02/01/2014	1,700	1,747
7.375% due 02/01/2016	5,500	5,665

NSTAR Electric Co.
7.800% due 05/15/2010	500	538

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,510

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pedernales Electric Cooperative
5.952% due 11/15/2022	$500	$513

Progress Energy, Inc.
7.000% due 10/30/2031	170	189
7.100% due 03/01/2011	4,796	5,124

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,302

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,914
5.500% due 12/01/2015	900	889
6.950% due 06/01/2012	270	289
7.750% due 04/15/2011	1,000	1,085

Qwest Corp.
7.250% due 09/15/2025	1,000	1,036
7.500% due 10/01/2014	5,000	5,300
7.500% due 06/15/2023	2,000	2,042
8.875% due 03/15/2012	1,790	1,987

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	1,680	1,650

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	450

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	4,086
9.500% due 07/15/2013	50	55

Rural Cellular Corp.
9.875% due 02/01/2010	1,800	1,908

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,732

South Point Energy Center LLC
8.400% due 05/30/2012 (g)	1,019	998

TECO Energy, Inc.
6.750% due 05/01/2015	8,150	8,608
7.500% due 06/15/2010	1,300	1,384

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,827

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	3,050	3,256

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	475

Verizon New England, Inc.
6.500% due 09/15/2011	625	652

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	507

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	238

		187,937

Total Corporate Bonds & Notes (Cost $976,056)		988,777

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	509

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	495

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	497

Total Municipal Bonds & Notes (Cost $1,509)		1,501

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
4.259% due 02/01/2035	$761	$763
5.000% due 12/01/2013 - 03/01/2021	7,982	7,884
5.500% due 12/01/2032 - 04/01/2037	165,804	164,209
6.000% due 12/01/2035 - 05/01/2037	403,193	406,203
6.133% due 03/01/2044	298	302
6.278% due 03/01/2011	421	438
6.500% due 08/01/2011	81	82
8.000% due 06/01/2008	50	51

Federal Farm Credit Bank
7.561% due 11/29/2049	500	548

Federal Home Loan Bank
4.060% due 08/25/2009	309	302

Freddie Mac
4.000% due 04/15/2022	1,090	1,080
5.000% due 06/15/2016 - 09/15/2024	2,243	2,236
5.500% due 09/15/2017	620	626
6.133% due 10/25/2044 - 02/25/2045	515	519
6.500% due 07/25/2043	25	26

Ginnie Mae
2.876% due 06/16/2012	93	92
3.956% due 09/16/2021	496	488
4.045% due 07/16/2020	736	723
4.385% due 08/16/2030	1,500	1,479
5.134% due 06/16/2023	387	387
6.569% due 09/16/2026	1,000	1,056
7.000% due 09/20/2007	5	5
8.000% due 09/15/2007 - 11/15/2007	2	2
9.000% due 10/15/2008 - 11/15/2008	5	5
9.250% due 12/20/2019 - 06/20/2021	22	24
9.500% due 07/15/2009 - 12/20/2020	10	11
10.000% due 07/15/2013	19	20

New Valley Generation
7.299% due 03/15/2019	822	926

Private Export Funding Corp.
4.550% due 05/15/2015	750	732
5.750% due 01/15/2008	500	502

Small Business Administration
4.340% due 03/01/2024	300	287
4.504% due 02/01/2014	129	126
5.130% due 09/01/2023	58	58
5.886% due 09/01/2011	418	428

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,015

Total U.S. Government Agencies (Cost $594,701)		593,635

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	215	213
2.375% due 01/15/2027	20,976	21,155

U.S. Treasury Strips
0.000% due 02/15/2036	67,000	16,798

Total U.S. Treasury Obligations (Cost $38,805)		38,166

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	$60	$60
4.776% due 01/25/2034	26	26

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	535

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	157	156

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	8	8

Countrywide Home Loan Mortgage Pass-Through Trust
3.820% due 10/19/2032	34	34
5.550% due 05/25/2035	493	493
5.590% due 05/25/2034	3	3

Credit Suisse Mortgage Capital Certificates
5.555% due 02/15/2039	5,000	5,078

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,270
5.435% due 09/15/2034	525	530

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	1,001

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,294

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	367	372

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,696
5.506% due 12/12/2044	4,985	5,043

MASTR Adjustable Rate Mortgages Trust
5.037% due 11/25/2033	121	122
5.120% due 08/25/2034	256	255

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,958

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	4,334	4,341

Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.590% due 12/25/2027	686	686
5.642% due 02/27/2034	28	28

Total Mortgage-Backed Securities (Cost $66,861)		66,996

ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
5.400% due 02/25/2036	438	439

Argent Securities, Inc.
5.400% due 03/25/2036	330	330

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	16	16

CPL Transition Funding LLC
6.250% due 01/15/2017	750	804

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	800

First NLC Trust
5.440% due 02/25/2036	762	762

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	25	25

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	693

Long Beach Mortgage Loan Trust
5.390% due 03/25/2036	428	428
5.410% due 01/25/2036	519	519

34	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	$461	$456

MASTR Asset-Backed Securities Trust
5.430% due 11/25/2035	1,088	1,089

Morgan Stanley Capital I
5.390% due 02/25/2036	1,160	1,161

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	199	200

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	491	491

Residential Asset Securities Corp.
5.390% due 07/25/2036	1,177	1,178
5.400% due 01/25/2036	466	466

Structured Asset Securities Corp.
5.450% due 12/25/2035	550	551

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	464	471

Total Asset-Backed Securities (Cost $10,823)		10,879

SOVEREIGN ISSUES 16.4%
Argentina Bonos
5.475% due 08/03/2012	35,255	25,375

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,679
7.500% due 09/19/2007	2,500	2,531
8.250% due 09/19/2027	570	699

Brazilian Government International Bond
6.000% due 01/17/2017	500	506
7.125% due 01/20/2037	3,335	3,697
7.875% due 03/07/2015	5,440	6,207
8.000% due 01/15/2018	99,075	112,153
8.250% due 01/20/2034	12,970	16,310
8.750% due 02/04/2025	2,830	3,644
8.875% due 10/14/2019	8,400	10,630
8.875% due 04/15/2024	2,907	3,786
10.000% due 08/07/2011	939	1,106
10.125% due 05/15/2027	650	946
10.250% due 06/17/2013	1,100	1,374
10.500% due 07/14/2014	2,600	3,347
11.000% due 01/11/2012	15,275	18,857
11.000% due 08/17/2040	6,675	9,013

Chile Government International Bond
5.500% due 01/15/2013	635	647
7.125% due 01/11/2012	1,157	1,255

China Development Bank
5.000% due 10/15/2015	500	492

Colombia Government International Bond
7.375% due 01/27/2017	2,400	2,618
7.375% due 09/18/2037	3,900	4,255
8.250% due 12/22/2014	5,200	5,931
9.750% due 04/23/2009	45	49
10.000% due 01/23/2012	941	1,113
10.375% due 01/28/2033	275	399
10.750% due 01/15/2013	8,800	10,956
11.750% due 02/25/2020	725	1,069

Croatia Government International Bond
6.212% due 07/31/2010	97	97

Ecuador Government International Bond
10.000% due 08/15/2030	3,000	2,685

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,145
10.250% due 11/08/2011	1,000	1,172

Hong Kong Government International Bond
5.125% due 08/01/2014	750	749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indonesia Government International Bond
6.875% due 03/09/2017	$5,700	$6,028

Korea Development Bank
4.250% due 11/13/2007	2,467	2,450
4.750% due 07/20/2009	2,250	2,231
5.480% due 10/31/2008	500	500
5.640% due 11/22/2012	7,500	7,527
5.750% due 09/10/2013	385	396
5.760% due 10/20/2009	1,800	1,813

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,492
5.125% due 05/20/2015	750	734

Malaysia Government International Bond
7.500% due 07/15/2011	899	978
8.750% due 06/01/2009	255	274

Mexico Government International Bond
5.625% due 01/15/2017	1,144	1,156
6.750% due 09/27/2034	5,576	6,095
7.500% due 04/08/2033	840	1,002
8.000% due 09/24/2022	45	56
9.875% due 02/01/2010	115	129
11.500% due 05/15/2026	1,000	1,641

Pakistan Government International Bond
7.125% due 03/31/2016	3,600	3,692

Panama Government International Bond
6.700% due 01/26/2036	6,424	6,700
7.250% due 03/15/2015	2,325	2,530
8.875% due 09/30/2027	500	640
9.375% due 07/23/2012	1,843	2,156
9.375% due 04/01/2029	75	100
9.625% due 02/08/2011	442	506

Peru Government International Bond
6.550% due 03/14/2037	307	319
8.375% due 05/03/2016	3,870	4,615
8.750% due 11/21/2033	1,000	1,320

Poland Government International Bond
4.000% due 10/27/2024	55	51

Republic of Korea
4.875% due 09/22/2014	2,100	2,051

Russia Government International Bond
5.000% due 03/31/2030	11,826	13,450
8.250% due 03/31/2010	5,056	5,306
11.000% due 07/24/2018	500	723
12.750% due 06/24/2028	500	909

Socialist Republic of Vietnam
4.000% due 03/12/2028	10,000	8,530

South Africa Government International Bond
6.500% due 06/02/2014	7,500	8,006
7.375% due 04/25/2012	2,730	2,972
9.125% due 05/19/2009	750	808

Ukraine Government International Bond
6.875% due 03/04/2011	780	810
7.650% due 06/11/2013	9,975	10,833
8.775% due 08/05/2009	1,700	1,815

Uruguay Government International Bond
7.625% due 03/21/2036	1,000	1,107
8.000% due 11/18/2022	7,471	8,517
9.250% due 05/17/2017	100	123

Venezuela Government International Bond
5.375% due 08/07/2010	6,000	5,880
6.000% due 12/09/2020	6,200	5,750
6.360% due 04/20/2011	1,500	1,487
8.500% due 10/08/2014	2,000	2,232
9.375% due 01/13/2034	5,300	6,848
10.750% due 09/19/2013	1,980	2,423

Total Sovereign Issues (Cost $388,021)		407,203

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 8.5%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400	$4,601

America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	10,900	1,002

Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	1,500	2,038

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,083

BCM Ireland Finance Ltd.
8.814% due 08/15/2016		1,900	2,627

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,889

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	10,830	4,861

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	561

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		4,000	2,783
10.000% due 01/01/2012		2,000	916

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,187

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	525	724

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,621

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,887

France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,297

Gaz Capital for Gazprom
5.440% due 11/02/2017		200	267
5.875% due 06/01/2015		14,000	19,395
7.800% due 09/27/2010		3,500	5,146

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,561

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,160

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,687

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,209

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,379

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,149

JSG Holding PLC
6.234% due 11/19/2013	EUR	566	763
6.234% due 11/29/2013		94	127
6.335% due 11/29/2013		229	309
6.343% due 11/29/2013		63	85
6.362% due 11/29/2013		73	98
6.396% due 11/29/2013		126	169
6.734% due 11/29/2014		660	892
6.757% due 11/29/2014		63	85
6.835% due 11/29/2014		229	310
6.862% due 11/29/2014		73	98
6.896% due 11/29/2014		126	170
10.125% due 10/01/2012		710	1,028

Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,550	6,618

Mexican Bonos
8.000% due 12/17/2015	MXN	11,000	1,023

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments  Diversified Income Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	$3,887

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	859

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	869

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013	EUR	2,100	2,837
6.579% due 11/30/2014		2,100	2,844
8.250% due 05/01/2016		3,300	4,816

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,318

OI European Group BV
6.875% due 03/31/2017		820	1,089

Pylon Ltd.
5.396% due 12/18/2008 (l)		1,500	2,023

QBE International Holdings PLC
8.340% due 08/03/2020	AUD	3,000	2,545

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,277

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,870

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,199

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	970

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,444

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	848
0.967% due 05/25/2011		100,000	853
4.375% due 10/27/2014	EUR	3,500	4,668

Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,805

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	9,868

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,293

UPC Broadband Holding BV
6.103% due 03/31/2013		1,855	2,491
6.103% due 12/31/2013		2,100	2,820

UPC Holding BV
7.750% due 01/15/2014		2,300	3,142

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Uruguay Government International Bond
6.875% due 01/19/2016	EUR	10,000	$14,394

Veolia Environnement
4.875% due 05/28/2013		3,460	4,691

Weather Investments II SARL
6.124% due 06/17/2012		2,100	2,812

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,514

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,413
6.798% due 06/17/2014		1,050	1,416

Total Foreign Currency-Denominated Issues (Cost $200,976)			211,680

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,355

Total Preferred Stocks (Cost $1,437)			1,355

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.1%

COMMERCIAL PAPER 21.8%
Bank of America Corp.
5.195% due 07/24/2007		$4,900	4,819
5.200% due 07/24/2007		63,100	62,097

Barclays U.S. Funding Corp.
5.215% due 06/29/2007		100,200	99,195

BNP Paribas Finance, Inc.
5.410% due 07/06/2007		27,700	27,700

DnB NORBank ASA
5.225% due 07/11/2007		68,400	67,469

ING U.S. Funding LLC
5.220% due 06/22/2007		61,700	60,948

Rabobank USA Financial Corp.
5.210% due 06/06/2007		57,603	57,033
5.390% due 06/06/2007		16,900	16,900

Societe Generale NY
5.220% due 08/22/2007		74,000	73,034
5.320% due 08/22/2007		1,100	1,100

UBS Finance Delaware LLC
5.205% due 08/01/2007		3,500	3,444
5.220% due 08/01/2007		68,100	67,348

			541,087

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$15,000	$15,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $15,286. Repurchase proceeds are $15,006.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,770	4,770

(Dated 03/30/2007. Collateralized by U.S. Treasury Bills 5.081% due 05/31/2007 valued at $4,867. Repurchase proceeds are $4,772.)

U.S. TREASURY BILLS 0.5%
4.942% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	13,590	13,447

Total Short-Term Instruments (Cost $574,540)		574,304

PURCHASED OPTIONS (i) 0.3%

Total Purchased Options (Cost $8,195)		7,419

Total Investments (j) 118.4% (Cost $2,903,576)		$2,943,714

Written Options (k) (0.3%) (Premiums $7,275)		(6,582)

Other Assets and Liabilities (Net) (18.1%)		(450,415)

Net Assets 100.0%		$2,486,717

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,715 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,483 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $22,806 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

36	PIMCO Funds	See Accompanying Notes

March 31, 2007

(h)	Securities with an aggregate market value of $6,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,097	$468
90-Day Eurodollar December Futures	Long	12/2008	101	82
90-Day Eurodollar June Futures	Long	06/2007	1,560	195
90-Day Eurodollar June Futures	Long	06/2008	313	294
Euro-Bund 10-Year Note June Futures	Long	06/2007	342	(405)
U.S. Treasury 10-Year Note June Futures	Long	06/2007	100	(53)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	84	163
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,245	(1,096)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	128	(57)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,448	(1,562)

				$(1,971)

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011	EUR	4,900	$226
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%		12/20/2011		20,000	924
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		6,975	316
Morgan Stanley	Dow Jones ITRAX 4EU2 Index	Sell	0.350%		12/20/2010		43,600	359
Morgan Stanley	Dow Jones ITRAX 5EU2 Index	Sell	0.400%		06/20/2011		2,500	12
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		3,900	29
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		3,900	26
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		3,900	27
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		3,900	27
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		$1,500	14
Bank of America	Centex Corp. 5.250% due 06/15/2015	Buy	(0.890%	)	03/20/2017		3,000	174
Bank of America	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.960%	)	03/20/2017		3,000	135
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008		2,000	(6)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		3,100	18
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		11,500	187
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		3,900	127
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011		4,000	103
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		6,000	164
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,000	83
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		2,100	(77)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016		3,900	123
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016		2,000	(104)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		3,000	(188)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		3,000	(184)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		3,000	110
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		6,300	49
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009		4,000	13
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		17,200	47
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011		1,000	(10)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		3,000	31
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009		1,000	51
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011		7,200	363
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011		17,000	27
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%		06/20/2011		23,500	475
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012		3,000	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010		15,000	101
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%		09/04/2013		810	108
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%		09/05/2013		350	46
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%		09/17/2013		200	24
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013		210	18
Goldman Sachs & Co.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.120%	)	03/20/2017		3,000	198
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009		3,300	207
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%		01/20/2010		20,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,900	525
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012		5,000	13
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%		08/19/2013		200	28
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016		650	14
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016		3,000	(193)

See Accompanying Notes	Annual Report	March 31, 2007	37

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	$1,500	$2
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	223
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	163
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	111
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(106)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	10
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	17
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	7
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%	)	10/20/2011	9,200	383
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,500	71
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	3,000	55
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	4,500	42
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	500	1
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	1,500	36
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Buy	(0.650%	)	06/20/2016	28,900	85
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	3,500	56
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	13,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	91
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	36,000	33
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	12
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	4,500	459
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	4,300	35
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	18
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	68
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	25
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	530	46
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	11
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	600	38
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	700	8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,000	64
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	3,000	56
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	700	30
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	24
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	10
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,800	61
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	8
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	500	2
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.000%	)	03/20/2017	3,000	141
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.220%	)	03/20/2017	3,000	136

							$7,339

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.420%	05/25/2046	$5,900	$279
Goldman Sachs & Co.	ABS Home Equity Index	Sell	2.420%	05/25/2046	2,500	(445)

						$(166)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,800	$(9)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010	BRL	6,700	163
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		15,000	399
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		12,000	406
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,300	12
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,100	(41)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	9
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(1,731)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	176
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	15
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	92
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	1

38	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012	EUR	3,000	$7
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	135
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	17,300	1,125
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016	HUF	2,370,000	(752)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016		6,220,000	(2,593)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	23
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	7
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	7
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	273
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	270
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		76,000	375
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	35
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	1,520
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	114
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	271
Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2017		$78,000	(665)

							$(356)

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	1,027	$10	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	890	8	0

				$18	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$1,380,000	$8,177	$7,419

(k)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$600,000	$7,275	$6,582

(l)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	11/14/2006	$1,931	$2,023	0.08%

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$23,085	$18,944	$21,341

(2) Market value includes $680 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments Diversified Income Fund (Cont.)	March 31, 2007

(n)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	04/2007	$0	$(133)	$(133)
Buy	BRL	10,054	04/2007	0	(24)	(24)
Buy		12,692	05/2007	356	0	356
Sell		12,692	05/2007	2	0	2
Buy		8,916	06/2007	304	0	304
Buy		12,692	03/2008	0	(13)	(13)
Sell	CAD	8,016	04/2007	0	(94)	(94)
Buy	CLP	283,000	05/2007	0	(13)	(13)
Buy		2,150,405	06/2007	0	(84)	(84)
Buy		113,763	11/2007	3	0	3
Buy	CNY	29,232	05/2007	11	0	11
Buy		72,587	08/2007	198	0	198
Buy		2,189	09/2007	7	0	7
Buy		1,552	12/2007	1	0	1
Buy		296,147	01/2008	3	(18)	(15)
Buy	COP	361,440	04/2007	4	0	4
Sell		361,440	04/2007	2	0	2
Buy		361,440	03/2008	0	(2)	(2)
Buy	CZK	8,181	04/2007	11	0	11
Sell		8,181	04/2007	0	0	0
Buy		8,181	03/2008	0	0	0
Buy	EUR	673	04/2007	2	0	2
Sell		103,678	04/2007	0	(67)	(67)
Sell	GBP	21,308	04/2007	0	(427)	(427)
Buy	HKD	312	05/2007	0	0	0
Sell	HUF	1,052,410	05/2007	0	(34)	(34)
Sell		2,546,400	07/2007	0	(735)	(735)
Buy	IDR	3,953,037	07/2007	0	(4)	(4)
Buy	ILS	888	12/2007	3	0	3
Buy	INR	129,200	05/2007	48	0	48
Buy		15,704	06/2007	5	0	5
Buy	JPY	697,300	05/2007	160	0	160
Sell		1,208,959	05/2007	19	(42)	(23)
Buy	KRW	724,441	05/2007	0	(2)	(2)
Buy		592,800	06/2007	2	0	2
Buy		2,457,430	09/2007	8	0	8
Buy	MXN	69,556	04/2007	31	(7)	24
Sell		69,556	04/2007	9	0	9
Buy		69,556	03/2008	0	(8)	(8)
Buy	MYR	1,673	07/2007	3	0	3
Buy	NOK	59,677	04/2007	192	0	192
Buy	PLN	13,743	04/2007	156	0	156
Sell		13,743	04/2007	0	(22)	(22)
Buy		3,015	05/2007	33	0	33
Buy		13,743	03/2008	23	0	23
Buy	RUB	137,435	09/2007	121	0	121
Buy		22,916	11/2007	19	0	19
Buy		118,720	12/2007	42	0	42
Buy		166,957	01/2008	73	0	73
Buy	SGD	6,604	04/2007	41	0	41
Sell		1,209	04/2007	0	0	0
Buy		462	07/2007	3	0	3
Buy		397	09/2007	3	0	3
Buy		1,209	10/2007	0	0	0
Buy	SKK	10,523	04/2007	33	0	33
Sell		10,523	04/2007	0	(3)	(3)
Buy		10,523	03/2008	3	0	3
Buy	TRY	824	05/2007	21	0	21
Buy	ZAR	75,173	05/2007	161	(81)	80
Sell		75,173	05/2007	122	0	122
Buy		4,726	06/2007	0	(7)	(7)
Sell		1,173	06/2007	2	0	2

				$2,240	$(1,820)	$420

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.8%
Argentina Bonos
5.475% due 08/03/2012		$62,530	$45,006

Total Argentina (Cost $43,927)			45,006

BRAZIL 21.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	18,610	8,338

Brazilian Government International Bond
7.125% due 01/20/2037		$17,365	19,249
7.875% due 03/07/2015		6,550	7,474
8.000% due 01/15/2018		61,754	69,906
8.250% due 01/20/2034		50,980	64,107
8.500% due 09/24/2012	EUR	13,600	21,274
8.750% due 02/04/2025		$23,075	29,709
8.875% due 10/14/2019		25,375	32,112
8.875% due 04/15/2024		21,160	27,547
10.125% due 05/15/2027		42,810	62,289
10.250% due 06/17/2013		7,500	9,367
10.500% due 07/14/2014		65,230	83,984
11.000% due 08/17/2040		18,028	24,342
12.500% due 01/05/2016	BRL	2,000	1,122
12.750% due 01/15/2020		$3,750	6,024

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045	BRL	6,000	4,175
10.000% due 01/01/2012		4,000	1,820

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,235

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,416

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,848

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,140

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,866

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,434
8.800% due 01/30/2017		3,600	3,834

Vale Overseas Ltd.
6.250% due 01/23/2017		6,200	6,349
6.875% due 11/21/2036		9,425	9,780
8.250% due 01/17/2034		750	903

Total Brazil (Cost $456,684)			532,644

CHILE 1.1%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,065

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,970

Chile Government International Bond
5.760% due 01/28/2008		24	24
7.125% due 01/11/2012		160	174

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,515
6.150% due 10/24/2036		7,300	7,472

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,587

Enersis S.A.
7.375% due 01/15/2014		1,098	1,194
7.400% due 12/01/2016		1,850	2,040

Total Chile (Cost $27,820)			28,041

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CHINA 0.7%
China Development Bank
5.000% due 10/15/2015	$1,000	$984

Export-Import Bank of China
5.250% due 07/29/2014	10,118	10,093

Sino-Forest Corp.
9.125% due 08/17/2011	5,700	6,199

Total China (Cost $17,079)		17,276

COLOMBIA 3.5%
Colombia Government International Bond
7.375% due 01/27/2017	$9,600	10,474
7.375% due 09/18/2037	10,640	11,608
8.250% due 12/22/2014	32,030	36,530
10.000% due 01/23/2012	2,010	2,377
10.375% due 01/28/2033	1,850	2,686
10.750% due 01/15/2013	15,535	19,341
11.750% due 02/25/2020	3,047	4,494

Total Colombia (Cost $84,516)		87,510

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$7,403	7,279

Total Egypt (Cost $7,290)		7,279

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,310

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	5,012

Total El Salvador (Cost $14,941)		15,322

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,813
10.250% due 11/08/2011	771	904

Total Guatemala (Cost $9,665)		9,717

INDIA 0.7%
ICICI Bank Ltd.
5.750% due 01/12/2012	$8,300	8,320

NTPC Ltd.
5.875% due 03/02/2016	2,736	2,700

Vedanta Resources PLC
6.625% due 02/22/2010	7,000	7,054

Total India (Cost $17,804)		18,074

INDONESIA 1.3%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	22,206

Majapahit Holding BV
7.250% due 10/17/2011	8,105	8,348
7.750% due 10/17/2016	950	1,000

Total Indonesia (Cost $30,172)		31,554

JAMAICA 0.2%
Digicel Group Ltd.
8.875% due 01/15/2015	$4,000	3,890
9.125% due 01/15/2015	1,700	1,632

Total Jamaica (Cost $5,700)		5,522

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
KAZAKHSTAN 1.1%
ATF Bank JSC
9.000% due 05/11/2016		$2,325	$2,217

Intergas Finance BV
6.875% due 11/04/2011		2,980	3,074

Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,545
8.500% due 04/16/2013		1,300	1,373

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,826

Total Kazakhstan (Cost $27,165)			27,035

MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	20,679
7.750% due 08/15/2015		1,690	1,970

Petronas Capital Ltd.
7.000% due 05/22/2012		100	108
7.875% due 05/22/2022		3,000	3,712

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,183

Total Malaysia (Cost $34,213)			34,652

MEXICO 12.8%
America Movil S.A. de C.V.
5.500% due 03/01/2014		500	496
5.750% due 01/15/2015		4,200	4,226
8.460% due 12/18/2036	MXN	10,900	1,002

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,105
6.196% due 12/31/2049		4,835	4,841

C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,400	1,388

C10 Capital SPV Ltd.
6.722% due 12/01/2049		8,500	8,398

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,375

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,576	5,782

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,158
12.500% due 06/15/2012		1,000	1,077

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,445

Mexico Government International Bond
6.060% due 01/13/2009		24	24
6.750% due 09/27/2034		38,987	42,613
7.500% due 04/08/2033		24,685	29,437
8.000% due 09/24/2022		26,180	32,332
11.500% due 05/15/2026		10,000	16,410

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		18,575	269

		PRINCIPAL AMOUNT (000S)
Pemex Finance Ltd.
9.030% due 02/15/2011		$48	51

Pemex Project Funding Master Trust
5.750% due 12/15/2015		53,650	53,824
6.625% due 06/15/2035		8,500	8,766
7.375% due 12/15/2014		15,649	17,323
8.000% due 11/15/2011		8,500	9,414

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 02/01/2022		$40,033	$49,941
9.125% due 10/13/2010		4,565	5,122
9.250% due 03/30/2018		11,877	15,078
9.375% due 12/02/2008		500	532

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	988
8.750% due 01/31/2016	MXN	10,000	991

Vitro S.A. de C.V.
8.625% due 02/01/2012		$1,765	1,818
9.125% due 02/01/2017		450	463

Total Mexico (Cost $309,951)			323,689

MOROCCO 0.1%
Kingdom of Morocco
6.375% due 01/05/2009		$1,818	1,833

Total Morocco (Cost $1,798)			1,833

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$2,450	2,582

Total Netherlands (Cost $2,445)			2,582

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		$10,985	11,267

Total Pakistan (Cost $10,921)			11,267

PANAMA 3.4%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,773

Panama Government International Bond
6.700% due 01/26/2036		9,458	9,865
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	130
9.375% due 07/23/2012		18,523	21,672
9.625% due 02/08/2011		19,439	22,238

Total Panama (Cost $83,482)			87,009

PERU 0.8%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,159
8.375% due 05/03/2016		3,312	3,949
8.750% due 11/21/2033		4,795	6,329

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,030
7.500% due 07/27/2035		6,500	7,039

Total Peru (Cost $18,581)			20,506

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		$432	424

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	451

Total Qatar (Cost $885)			875

RUSSIA 13.3%
GAZ Capital
6.212% due 11/22/2016		$10,000	9,960

Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,460
6.212% due 11/22/2016		$7,700	7,723
6.510% due 03/07/2022		800	814
8.625% due 04/28/2034		29,290	37,711

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		$6,100	$6,260

Gazprom International S.A.
7.201% due 02/01/2020		14,068	14,825

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,224

Lukoil Finance Ltd.
6.020% due 01/11/2009		10,000	9,948

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,710
8.375% due 10/14/2010		1,000	1,064

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		55,610	66,042

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		600	621
7.175% due 05/16/2013		6,400	6,776

Russia Government International Bond
5.000% due 03/31/2030		69,167	78,665
11.000% due 07/24/2018		2,700	3,902
12.750% due 06/24/2028		13,275	24,126

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		1,000	1,007
10.500% due 10/21/2009		900	1,011

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,089

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,880
6.625% due 03/20/2017		15,350	15,273
6.875% due 07/18/2011		4,000	4,115
7.500% due 07/18/2016		10,950	11,584

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,135
8.375% due 10/22/2011		450	482

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,016

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		5,000	5,009

Total Russia (Cost $323,604)			334,432

SOUTH AFRICA 1.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,723
6.500% due 06/02/2014		$14,500	15,479
7.375% due 04/25/2012		5,950	6,478
9.125% due 05/19/2009		5,690	6,131

Total South Africa (Cost $42,022)			44,811

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,954
4.750% due 04/07/2011		450	607
7.375% due 04/25/2012		$20,212	22,031
8.250% due 09/19/2027		1,680	2,060

Total Tunisia (Cost $30,744)			31,652

UKRAINE 2.1%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		1,500	1,568
10.375% due 08/17/2009		800	866

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,173
6.875% due 03/04/2011		$30,850	32,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.650% due 06/11/2013	$8,985	$9,758
8.775% due 08/05/2009	5,150	5,498

Total Ukraine (Cost $50,026)		51,909

UNITED KINGDOM 0.0%
Vedanta Resources PLC
6.625% due 02/22/2010	$1,250	1,255

Total United Kingdom (Cost $1,251)		1,255

UNITED STATES 0.0%
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	$200	215
8.375% due 04/01/2017	260	282

Total United States (Cost $460)		497

URUGUAY 0.9%
Uruguay Government International Bond
8.000% due 11/18/2022	$16,397	18,693
9.250% due 05/17/2017	3,900	4,797

Total Uruguay (Cost $21,879)		23,490

VENEZUELA 5.2%
Venezuela Government International Bond
5.375% due 08/07/2010	$29,750	29,155
6.000% due 12/09/2020	46,750	43,361
6.360% due 04/20/2011	4,190	4,154
7.000% due 12/01/2018	5,000	5,102
7.650% due 04/21/2025	8,500	9,036
8.500% due 10/08/2014	2,000	2,232
9.375% due 01/13/2034	17,840	23,049
10.750% due 09/19/2013	12,280	15,025

	SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020	4	112

Total Venezuela (Cost $128,125)		131,226

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028	$5,000	4,265
6.875% due 01/15/2016	1,000	1,075

Total Vietnam (Cost $5,229)		5,340

SHORT-TERM INSTRUMENTS 25.5%

COMMERCIAL PAPER 24.5%
Abbey National N.A. LLC
5.230% due 06/11/2007	$68,400	67,913

Bank of America Corp.
5.200% due 07/24/2007	68,100	68,094
5.230% due 07/24/2007	8,300	8,207

Bank of Ireland
5.240% due 06/14/2007	73,400	73,081

BNP Paribas Finance, Inc.
5.000% due 07/06/2007	8,300	8,300

ING U.S. Funding LLC
5.220% due 06/22/2007	55,900	55,219

IXIS Commercial Paper Corp.
5.230% due 06/13/2007	68,600	67,902

Rabobank USA Financial Corp.
5.390% due 06/06/2007	69,400	69,400

42	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.200% due 08/22/2007	$25,900	$25,625
5.210% due 08/22/2007	47,400	47,153

5.220% due 08/22/2007	3,300	3,261

Svenska Handelsbanken, Inc.
5.235% due 08/20/2007	6,800	6,792

UBS Finance Delaware LLC
5.225% due 08/01/2007	118,500	117,760

		618,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$17,000	$17,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $17,303. Repurchase proceeds are $17,007.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	2,842	2,842

(Dated 03/30/2007. Collateralized by Fannie Mae 6.070% due 05/12/2016 valued at $2,903. Repurchase proceeds are $2,843.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.951% due 05/31/2007 - 06/14/2007 (a)(b)(d)	$5,685	$5,624

Total Short-Term Instruments (Cost $644,252)		644,173

Total Investments (c) 102.1% (Cost $2,452,631)		$2,576,178

Other Assets and Liabilities (Net) (2.1%)		(53,402)

Net Assets 100.0%		$2,522,776

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $112 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $5,129 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	94	$102
90-Day Eurodollar June Futures	Long	06/2007	1,208	(262)
90-Day Eurodollar June Futures	Long	06/2009	943	662
90-Day Eurodollar September Futures	Long	09/2008	1,074	1,025
U.S. Treasury 5-Year Note June Futures	Long	06/2007	3,274	1,545

				$3,072

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%		08/24/2014	$8,125	$1,190
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	4,600	27
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	25,000	684
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	13,000	361
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	5,000	247
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	14,000	(878)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	15,000	(920)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%		04/20/2011	7,000	132
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	4,550	87
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	6,200	129
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	10,000	206
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	1,300	45
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%		06/20/2007	23,900	11
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%		06/20/2013	5,500	182
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	2,650	51
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	12,000	1
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	5,000	118
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/08/2013	3,500	399

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	$2,700	$10
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	14,600	240
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%		09/20/2011	5,300	147
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%		01/20/2012	5,000	39
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	6,000	15
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	51,250	1,341
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	14,000	(899)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	6,600	10
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(130)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	10,000	(311)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	7,250	341
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		07/20/2011	5,600	171
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%	)	10/20/2011	7,200	523
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%		11/20/2011	9,800	180
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	400	5
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	16,500	212
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	3,500	166
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	5,600	188
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	870	47
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%		10/20/2013	32,000	701
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	3,700	421
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	2,500	47
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	7,500	247
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%		05/20/2016	7,400	143
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	14,000	224
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%		12/20/2016	3,950	94
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	12
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	1,350	138
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	16,500	884
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%		11/20/2010	15,000	232
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		04/20/2011	41,800	1,419
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	10,000	276
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	700	13
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	6,200	206
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%		10/20/2011	8,500	148
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	6,350	161
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	2,500	27
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%		06/18/2013	20,000	2,795
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%		12/20/2013	12,500	954
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	9,000	318
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	18,500	380
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	3,000	192

44	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	$2,000	$42
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	244
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	129
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	180
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	611
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	133
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	111
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	639
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	89
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	235
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	25
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	10
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	11

						$16,858

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	8,100	$201
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	476
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		88,800	829
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(54)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/06/2016	HUF	2,120,000	(691)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	15
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	14
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	59
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	59
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		1,254,000	5,229
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	2,336
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		35,000	70
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		301,000	780
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	116
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		122,600	169
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		109,000	404
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	795
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$27,200	(11)

							$10,796

(f)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$7,900	$6,483	$7,303
U.S. Treasury Notes	4.250	11/15/2014	8,000	7,890	7,950

				$14,373	$15,253

(2) Market value includes $370 of interest payable on short sales.

See Accompanying Notes	Annual Report	September 30, 2006	45

Schedule of Investments Emerging Markets Bond Fund (Cont.)	March 31, 2007

(g)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	17,276	04/2007	$0	$(40)	$(40)
Buy		24,515	05/2007	612	0	612
Sell		24,515	05/2007	0	(295)	(295)
Buy		39,952	06/2007	1,360	0	1,360
Buy		10,816	10/2007	0	(8)	(8)
Sell		6,309	03/2008	0	(2)	(2)
Buy	CLP	633,000	05/2007	0	(30)	(30)
Buy		545,616	06/2007	0	(13)	(13)
Buy		853,250	11/2007	23	0	23
Buy	CNY	24,681	09/2007	76	0	76
Buy		2,018	12/2007	2	0	2
Buy		95,437	01/2008	2	(7)	(5)
Buy	COP	474,390	04/2007	5	0	5
Sell		474,390	04/2007	3	0	3
Buy		474,390	03/2008	0	(3)	(3)
Buy	CZK	10,334	04/2007	14	0	14
Sell		10,334	04/2007	0	0	0
Buy		10,334	03/2008	0	0	0
Sell	EUR	41,972	04/2007	0	(27)	(27)
Buy	GBP	101	04/2007	4	0	4
Buy	HKD	390	05/2007	0	0	0
Buy	IDR	19,408,377	07/2007	0	(22)	(22)
Buy		110,618,500	08/2007	0	(90)	(90)
Buy	ILS	1,142	12/2007	4	0	4
Buy	INR	41,092	05/2007	28	0	28
Buy		131,630	06/2007	39	0	39
Buy	JPY	3,304,068	05/2007	756	0	756
Sell		2,666,855	05/2007	43	(63)	(20)
Buy	KRW	2,905,785	04/2007	0	(9)	(9)
Buy		2,701,112	05/2007	0	(10)	(10)
Buy		2,792,700	06/2007	10	0	10
Buy		6,855,087	09/2007	23	0	23
Buy	MXN	27,585	04/2007	5	(9)	(4)
Sell		27,585	04/2007	15	0	15
Buy		13,361	03/2008	0	(3)	(3)
Buy	MYR	7,618	07/2007	12	0	12
Buy		19,200	09/2007	0	(4)	(4)
Buy	PLN	30,702	04/2007	349	0	349
Sell		30,702	04/2007	0	(49)	(49)
Buy		3,821	05/2007	42	0	42
Buy		30,702	03/2008	52	0	52
Buy	RUB	335,626	09/2007	197	0	197
Buy		109,184	11/2007	90	0	90
Buy		286,438	12/2007	89	0	89
Buy	SGD	7,895	04/2007	50	0	50
Sell		1,546	04/2007	0	0	0
Buy		3,810	05/2007	28	0	28
Buy		2,999	07/2007	17	0	17
Buy		1,546	10/2007	1	0	1
Buy	SKK	13,221	04/2007	41	0	41
Sell		13,221	04/2007	0	(4)	(4)
Buy		13,221	03/2008	4	0	4
Buy	TRY	1,044	05/2007	27	0	27
Sell		1,044	05/2007	0	(2)	(2)
Sell	ZAR	12,802	05/2007	14	0	14
Buy		12,542	06/2007	0	(26)	(26)

				$4,037	$(716)	$3,321

46	PIMCO Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.7%
AES Corp.
7.120% due 04/30/2010	$12,375	$12,449
7.130% due 04/30/2010	2,625	2,648
7.190% due 04/30/2008	1,000	1,008
7.500% due 08/10/2011	1,000	1,008

AGCO Corp.
7.070% due 06/15/2009	625	628

Appleton Papers, Inc.
7.600% due 06/11/2010	121	121
7.610% due 06/11/2010	113	114

Aramark Corp.
7.445% due 01/19/2014	263	264
7.470% due 01/10/2014	3,737	3,752

Biomet, Inc.
6.000% due 03/08/2008	7,500	7,471

Celanese Corp.
3.000% due 04/02/2014	5,000	5,000
5.320% due 07/27/2009	2,000	2,009
7.117% due 04/06/2011	923	927

Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011	66	67
7.614% due 02/09/2011	857	865

Charter Communications Operating LLC
7.985% due 04/25/2013	1,000	1,000

Cognis Deutschland GmbH & Co. KG
7.354% due 05/12/2011	855	856

Cooper-Standard Automotive, Inc.
7.875% due 12/31/2011	2,171	2,180

Covanta Energy Corp.
5.275% due 02/07/2014	1,649	1,653
6.875% due 02/07/2014	3,351	3,357

CSC Holdings, Inc.
7.110% due 02/24/2013	4,725	4,747
7.120% due 03/29/2013	275	277

DaVita, Inc.
6.820% due 10/05/2012	5,995	6,021
6.850% due 10/05/2012	349	350
6.860% due 10/05/2012	657	659

Dex Media West LLC
6.840% due 09/09/2010	2,519	2,520
6.850% due 09/09/2010	445	445
6.860% due 09/09/2010	2,821	2,823

DirecTV Holdings LLC
6.820% due 04/08/2013	990	993

Dresser-Rand Group, Inc.
7.345% due 10/29/2011	95	96

El Paso Corp.
5.048% due 06/15/2009	2,000	1,982

Energy Transfer Equity LP
7.080% due 11/01/2012	5,000	5,035

Ford Motor Co.
8.360% due 11/29/2013	14,962	15,032

Freescale Semiconductor, Inc.
7.110% due 11/28/2013	2,992	3,005

Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	1,439	1,440
6.735% due 03/22/2013	576	576
6.739% due 03/22/2013	2,972	2,973

General Motors Acceptance Corp.
7.725% due 11/17/2013	4,000	4,036

Georgia-Pacific Corp.
7.340% due 12/20/2012	6,333	6,373
7.364% due 12/20/2012	597	600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	$5,000	$5,048

Hanesbrands, Inc.
7.070% due 10/15/2013	276	278
7.610% due 10/15/2013	3,429	3,454

Hawaiian Telcom Communications, Inc.
7.600% due 04/30/2012	5,000	5,007

HCA, Inc.
7.114% due 11/17/2012	1,000	1,008
7.614% due 11/14/2013	10,000	10,097

Headwaters, Inc.
7.320% due 04/30/2011	734	737

Health Management Associates, Inc.
7.070% due 01/16/2014	4,000	4,017

HealthSouth Corp.
8.620% due 02/02/2013	3,474	3,496

Hercules, Inc.
6.820% due 10/08/2010	532	534
8.750% due 10/08/2010	2	1

Hertz Corp.
5.350% due 12/21/2012	447	451
7.070% due 12/21/2012	2,504	2,526

Hilton Hotels Corp.
6.711% due 02/22/2013	2,135	2,137
6.716% due 02/22/2013	852	852

Idearc, Inc.
7.320% due 11/09/2014	8,000	8,058

Ineos Group Holdings PLC
7.580% due 10/07/2013	2,227	2,262
8.080% due 10/07/2014	2,227	2,270

Jarden Corp.
7.117% due 01/21/2012	3,302	3,314

Jean Coutu Group, Inc.
7.875% due 07/30/2011	1,669	1,673

K&F Acquisition, Inc.
7.320% due 11/18/2012	1,190	1,193

Kinetic Concepts, Inc.
7.120% due 08/11/2010	687	689

Lukoil Finance Ltd.
6.020% due 01/11/2009	10,000	9,947

Mediacom Communications Corp.
7.100% due 02/28/2014	545	546
7.110% due 02/28/2014	727	729
7.120% due 02/28/2014	727	729

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	5,955	5,967

Nalco Co.
7.070% due 11/01/2010	437	440
7.100% due 11/04/2010	411	414
7.140% due 11/01/2010	416	419

Neiman-Marcus Group, Inc.
7.346% due 03/13/2013	2,927	2,956

Nortek, Inc.
7.350% due 08/24/2011	1,960	1,971

Novelis, Inc.
7.610% due 01/07/2012	1,005	1,008

NRG Energy, Inc.
7.350% due 09/30/2012	3,000	3,024

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,984

PanAmSat Corp.
7.485% due 06/30/2011	772	779
7.860% due 06/30/2013	1,643	1,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Penn National Gaming, Inc.
7.110% due 05/26/2012	$2,962	$2,986

Polypore Inc.
8.320% due 11/12/2011	442	445

Primedia, Inc.
7.570% due 09/30/2013	1,188	1,189

Qwest Corp.
6.950% due 06/30/2010	2,000	2,060

Reliant Energy, Inc.
5.187% due 12/01/2010	857	865
7.695% due 12/01/2010	1,143	1,153

Renal Advantage, Inc.
7.850% due 10/06/2012	3,980	4,020

Rental Service Corp.
7.070% due 11/21/2013	2,070	2,082
7.100% due 11/21/2013	1,920	1,931

Rexel S.A.
8.070% due 01/20/2013	1,365	1,374
8.570% due 04/10/2014	1,365	1,380

Reynolds American, Inc.
7.104% due 05/11/2012	1,371	1,384
7.125% due 05/11/2012	1,048	1,058
7.125% due 05/31/2012	62	62

RH Donnelley, Inc.
6.830% due 06/30/2011	626	626
6.850% due 09/09/2010	577	578
6.850% due 06/30/2011	469	470
6.860% due 06/30/2011	1,721	1,723
6.870% due 06/30/2011	1,538	1,540
6.880% due 09/09/2010	1,007	1,008

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	15	15
8.090% due 11/01/2011	5,935	5,989

Sandridge Energy, Inc.
6.000% due 04/01/2014	4,775	4,850

Shackleton Re Ltd.
12.875% due 08/01/2008	2,000	2,000
13.371% due 08/01/2008	500	507

Simmons Bedding Co.
7.375% due 12/19/2011	378	381
7.438% due 12/19/2011	483	486

Smurfit-Stone Container Enterprises, Inc.
5.215% due 11/01/2010	87	88
7.355% due 11/01/2011	143	145
7.375% due 11/01/2010	215	217
7.375% due 11/01/2011	105	106
7.625% due 11/01/2010	93	93

Solar Capital Corp.
7.360% due 02/11/2013	2,955	2,983

Spansion LLC
8.360% due 10/30/2012	2,000	2,017

Supervalu, Inc.
6.820% due 05/26/2013	13	13
6.840% due 05/26/2013	4,987	5,009

Telcordia Technologies, Inc.
8.095% due 09/09/2012	7	7
8.110% due 09/09/2012	2,940	2,921

Telesat Canada, Inc.
2.620% due 02/14/2008	10,000	9,970

Travelport
7.864% due 08/01/2013	446	451
8.364% due 08/22/2013	4,543	4,590

UGS Corp.
7.110% due 03/31/2012	1,375	1,378
7.820% due 03/31/2012	660	661

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  Floating Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Development Partners
7.360% due 06/09/2010	$562	$566
7.360% due 06/19/2010	364	367

UPC Financing Partnership
7.370% due 03/31/2013	1,000	1,004
7.370% due 12/31/2013	1,000	1,004

VNU/Nielson Finance LLC
7.610% due 08/08/2013	4,988	5,036

Warner Chilcott Corp.
7.350% due 01/18/2012	303	305
7.360% due 01/18/2012	581	585
7.614% due 01/18/2012	527	531

Wimar Landco LLC
7.860% due 07/04/2008	5,000	5,029

WMG Acquisition Corp.
7.360% due 02/27/2011	1,727	1,735
7.360% due 02/28/2011	139	140
7.409% due 02/27/2011	87	87

Worldspan LP
8.590% due 12/07/2013	1,119	1,128
8.610% due 12/07/2013	1,125	1,133

Xerium Technologies, Inc.
7.614% due 05/18/2012	1,358	1,361

Total Bank Loan Obligations (Cost $293,969)		294,857

CORPORATE BONDS & NOTES 40.2%

BANKING & FINANCE 23.6%
American Express Bank FSB
5.380% due 06/22/2009	2,400	2,400

American Express Centurion Bank
5.319% due 05/07/2008	3,500	3,500
5.380% due 09/22/2009	2,500	2,499
5.480% due 12/17/2009	3,035	3,044

American Express Credit Corp.
5.380% due 05/19/2009	4,950	4,950

American Honda Finance Corp.
5.350% due 08/05/2008	2,400	2,401
5.400% due 03/09/2009	2,000	2,005

American International Group, Inc.
5.350% due 06/23/2008	6,400	6,401
5.370% due 06/16/2009	15,000	15,008
5.400% due 01/29/2010	27,500	27,532
5.470% due 10/18/2011	12,800	12,815

ANZ National International Ltd.
5.400% due 08/07/2009	2,500	2,500

ASIF Global Financing XXVIII
5.400% due 05/03/2007	2,200	2,200

Atlantic & Western Re Ltd.
15.360% due 11/15/2010	1,500	1,527

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	497

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,558

Banco Santander Chile
5.690% due 12/09/2009	5,500	5,556

Bank of America Corp.
5.360% due 06/19/2009	2,500	2,504
5.360% due 09/25/2009	11,000	11,016
5.370% due 11/06/2009	3,300	3,299

Bank of America N.A.
5.350% due 12/18/2008	12,900	12,895
5.360% due 07/25/2008	17,100	17,106
5.360% due 02/27/2009	22,600	22,611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.400% due 12/18/2009	$44,300	$44,343

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	14,300	14,329
5.590% due 01/31/2011	7,500	7,517
5.610% due 09/09/2009	1,680	1,687
5.660% due 01/30/2009	20,700	20,800
5.948% due 09/27/2007	650	652

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	501

C10 Capital SPV Ltd.
6.722% due 12/01/2049	4,400	4,347

Calabash Re II Ltd.
16.255% due 01/08/2010	3,000	3,131

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	7,000	7,006
5.410% due 08/11/2009	6,900	6,897
5.410% due 10/09/2009	10,000	10,004
5.420% due 05/18/2009	5,000	5,006

CIT Group, Inc.
5.420% due 12/19/2007	5,100	5,104
5.510% due 08/15/2008	2,000	2,004
5.510% due 01/30/2009	21,850	21,888
5.580% due 05/18/2007	100	100
5.580% due 09/20/2007	7,000	7,008

Citigroup, Inc.
5.380% due 12/28/2009	50,000	50,006
5.388% due 12/26/2008	6,600	6,605
5.450% due 05/18/2011	5,000	5,009
5.510% due 05/18/2010	5,000	5,017

Colvis Finance
8.000% due 02/02/2009	5,500	5,645

DnB NORBank ASA
5.430% due 10/13/2009	5,800	5,803

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,458

Export-Import Bank of Korea
4.125% due 02/10/2009	3,149	3,093
4.250% due 11/27/2007	9,042	8,973
4.250% due 11/06/2008	1,714	1,688
4.500% due 08/12/2009	5,500	5,423
5.600% due 11/16/2010	7,500	7,513

Ford Motor Credit Co.
6.930% due 01/15/2010	2,500	2,463
7.250% due 10/25/2011	10,250	9,971
7.375% due 02/01/2011	7,890	7,766
8.000% due 12/15/2016	10	10
8.110% due 01/13/2012	5,000	4,893
8.360% due 11/02/2007	5,000	5,056

Foundation Re II Ltd.
12.110% due 11/26/2010	3,700	3,767

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,184

General Electric Capital Corp.
5.370% due 03/12/2010	13,000	12,997
5.388% due 03/04/2008	2,500	2,503
5.390% due 03/16/2009	3,000	3,001
5.390% due 10/26/2009	4,700	4,699
5.420% due 05/10/2010	8,500	8,506
5.420% due 10/06/2010	25,000	25,003
5.430% due 08/15/2011	23,500	23,493
5.460% due 04/30/2009	1,500	1,502
5.530% due 07/27/2012	9,800	9,825
5.540% due 11/21/2011	4,500	4,518
5.615% due 09/15/2014	450	453

General Motors Acceptance Corp.
6.125% due 08/28/2007	4,000	3,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Genworth Global Funding Trusts
5.415% due 02/10/2009	$2,400	$2,403

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	8,500	8,500
5.440% due 12/22/2008	13,700	13,721
5.440% due 06/23/2009	4,700	4,702
5.440% due 11/16/2009	9,000	9,008
5.450% due 11/10/2008	4,000	4,006
5.460% due 07/29/2008	6,300	6,310
5.548% due 03/02/2010	2,500	2,510
5.690% due 07/23/2009	4,135	4,159
5.760% due 10/07/2011	2,000	2,021

HBOS Treasury Services PLC
5.320% due 07/17/2008	2,000	2,002
5.400% due 12/08/2010	35,000	35,033

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	2,000	2,107

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	8,641

HSBC Bank USA N.A.
5.420% due 09/21/2007	1,400	1,401

HSBC Finance Corp.
5.360% due 05/21/2008	6,300	6,304
5.420% due 10/21/2009	6,400	6,402
5.435% due 03/12/2010	4,900	4,903
5.485% due 09/15/2008	8,380	8,399
5.488% due 12/05/2008	4,000	4,010
5.610% due 05/10/2010	10,000	10,050
5.640% due 11/16/2009	7,000	7,041
6.538% due 11/13/2007	3,200	3,215

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	1,500	1,507

ICICI Bank Ltd.
5.900% due 01/12/2010	8,500	8,516
7.550% due 08/15/2007	1,481	1,496

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,130

Intergas Finance BV
6.875% due 11/04/2011	900	928

International Lease Finance Corp.
5.760% due 01/15/2010	4,500	4,533

John Deere Capital Corp.
5.410% due 04/15/2008	5,300	5,304

JPMorgan Chase & Co.
5.370% due 06/26/2009	3,300	3,300
5.400% due 12/22/2008	2,000	2,002
5.426% due 06/25/2010	13,500	13,501

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,000	2,001
5.400% due 12/23/2008	11,600	11,602
5.450% due 10/22/2008	6,700	6,709
5.450% due 01/23/2009	4,400	4,404
5.460% due 08/21/2009	35,000	35,022
5.460% due 11/16/2009	7,000	7,002

Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007	8,350	8,362

MBNA Europe Funding PLC
5.430% due 09/07/2007	5,000	5,003

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	4,900	4,900
5.400% due 10/23/2008	4,300	4,301
5.450% due 01/30/2009	4,900	4,906
5.450% due 08/14/2009	12,000	12,006

Morgan Stanley
5.360% due 11/21/2008	5,500	5,500
5.470% due 02/09/2009	4,500	4,506
5.485% due 01/18/2008	2,000	2,002

48	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.600% due 01/22/2009	$10,500	$10,509
5.610% due 01/18/2011	5,000	5,018
5.640% due 01/15/2010	3,500	3,519

Mystic Re Ltd.
11.660% due 12/05/2008	2,500	2,525
14.360% due 12/05/2008	1,900	1,914

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.380% due 09/11/2009	10,400	10,413
5.435% due 08/19/2009	5,000	5,002

Osiris Capital PLC
10.360% due 01/15/2010	2,000	2,011

Pemex Finance Ltd.
8.020% due 05/15/2007	417	417
9.690% due 08/15/2009	650	686

Petroleum Export Ltd.
5.265% due 06/15/2011	4,729	4,650

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,631	2,599

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,646

Redwood Capital IX Ltd.
12.114% due 01/09/2008	4,100	4,142

Residential Reinsurance 2004 Ltd.
11.310% due 06/08/2007	1,400	1,401
14.860% due 06/08/2007	5,000	5,049

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	1,000	1,035

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	7,000	7,007
5.410% due 09/19/2008	1,100	1,102

Shackleton Re Ltd.
13.360% due 02/07/2008	500	508

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,566

SLM Corp.
5.440% due 01/25/2008	9,000	9,008
5.500% due 07/27/2009	21,250	21,265
5.560% due 01/26/2009	5,700	5,716
5.570% due 07/25/2008	500	501

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,524

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	7,900	7,905

Universal City Florida Holding Co. I
10.110% due 05/01/2010	3,200	3,316

Ventas Realty LP
6.750% due 06/01/2010	3,000	3,097
8.750% due 05/01/2009	5,758	6,132

Vita Capital III Ltd.
6.466% due 01/01/2011	9,300	9,313

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	28,900	28,936
6.100% due 09/21/2007	32,300	32,351
8.260% due 07/30/2007	2,200	2,224

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	14,900	14,896
5.360% due 02/23/2009	22,000	21,991
5.390% due 03/23/2009	2,500	2,501

Wachovia Corp.
5.410% due 10/28/2008	2,000	2,002
5.475% due 03/15/2011	5,000	5,011
5.490% due 10/15/2011	8,700	8,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo & Co.
5.410% due 03/23/2010	$5,000	$5,004
5.450% due 01/24/2012	30,000	30,019
5.455% due 09/15/2009	4,900	4,912
5.460% due 01/12/2011	9,400	9,418

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,643

Westpac Banking Corp.
5.280% due 06/06/2008	7,800	7,801

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002
5.473% due 03/02/2009	5,800	5,819

		1,226,015

INDUSTRIALS 10.8%
Abitibi-Consolidated Co. of Canada
8.855% due 06/15/2011	2,350	2,274

Albertson’s, Inc.
6.950% due 08/01/2009	10,000	10,328

Anadarko Petroleum Corp.
5.755% due 09/15/2009	11,000	11,031

Aramark Corp.
8.500% due 02/01/2015	1,600	1,672
8.860% due 02/01/2015	5,000	5,162

Boise Cascade LLC
8.235% due 10/15/2012	3,000	3,026

Bowater, Inc.
8.355% due 03/15/2010	2,500	2,519
9.000% due 08/01/2009	3,000	3,158

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,008

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,000	991

Cablevision Systems Corp.
9.870% due 04/01/2009	6,600	7,029

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,228
8.875% due 09/15/2008	4,500	4,702

CCO Holdings LLC
9.480% due 12/15/2010	4,000	4,090

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,945

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	5,000	5,270

Comcast Corp.
5.900% due 03/15/2016	2,900	2,955

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,035

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	6,000	6,005

Corrections Corp. of America
7.500% due 05/01/2011	1,500	1,549

Cox Communications, Inc.
5.905% due 12/14/2007	6,000	6,019

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,477
7.875% due 12/15/2007	351	356

CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,010

CSN Islands VII Corp.
10.750% due 09/12/2008	8,286	9,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	$10,000	$10,023
5.770% due 03/13/2009	4,300	4,315
5.810% due 08/03/2009	4,400	4,421
5.820% due 09/10/2007	5,200	5,209

Delhaize America, Inc.
8.125% due 04/15/2011	5,000	5,494

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,850

Diageo Finance BV
5.470% due 03/30/2009	2,500	2,503

Digicel Group Ltd.
9.125% due 01/15/2015	900	864

DirecTV Holdings LLC
8.375% due 03/15/2013	3,858	4,085

Dura Operating Corp.
8.625% due 04/15/2012	500	132

EchoStar DBS Corp.
6.375% due 10/01/2011	12,100	12,206

El Paso Corp.
6.500% due 06/01/2008	5,065	5,128
7.750% due 06/15/2010	650	696

Enterprise Products Operating LP
4.000% due 10/15/2007	250	248

Equistar Chemicals LP
8.750% due 02/15/2009	10,000	10,475
10.125% due 09/01/2008	4,000	4,230

FedEx Corp.
5.440% due 08/08/2007	4,200	4,203

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	4,000	4,215

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,600	1,610
9.125% due 12/15/2014 (b)	2,400	2,394
9.230% due 12/15/2014	15,000	15,038

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,002

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,599	2,601

General Electric Co.
5.380% due 12/09/2008	6,000	6,007

General Mills, Inc.
5.490% due 01/22/2010	8,000	8,011

Georgia-Pacific Corp.
7.000% due 01/15/2015	4,650	4,696
7.700% due 06/15/2015	3,875	3,991

Goodyear Tire & Rubber Co.
9.140% due 12/01/2009	3,000	3,026

Graphic Packaging International
8.500% due 08/15/2011	5,500	5,748

Hanesbrands, Inc.
8.735% due 12/15/2014	7,000	7,166

HCA, Inc.
9.000% due 12/15/2014	540	538
9.250% due 11/15/2016	360	389

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,050

HJ Heinz Co.
6.428% due 12/01/2008	900	916

Home Depot, Inc.
5.475% due 12/16/2009	2,500	2,505

Host Marriott LP
6.750% due 06/01/2016	2,400	2,430

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  Floating Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Intelsat Bermuda Ltd.
5.250% due 11/01/2008	$5,000	$4,944

JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,729

JetBlue Airways Corp.
8.460% due 05/15/2010	1,541	1,550

Kansas City Southern Railway
9.500% due 10/01/2008	11,562	12,169

L-3 Communications Corp.
7.625% due 06/15/2012	4,715	4,880

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,154
10.250% due 08/01/2007	2,000	2,035

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,621

MGM Mirage
8.375% due 02/01/2011	2,500	2,644
9.750% due 06/01/2007	8,975	9,065

Mirage Resorts, Inc.
6.750% due 08/01/2007	500	503
6.750% due 02/01/2008	1,500	1,515

Mosaic Co.
7.625% due 12/01/2016	550	583

Nalco Co.
7.750% due 11/15/2011	3,000	3,090
8.875% due 11/15/2013	2,000	2,135

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,519

Nortel Networks Ltd.
9.610% due 07/15/2011	4,400	4,730

Oracle Corp.
5.590% due 01/13/2009	2,000	2,003

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	2,920	3,088
8.875% due 02/15/2009	11,895	12,192

Pemex Project Funding Master Trust
5.948% due 12/03/2012	1,200	1,210
6.655% due 06/15/2010	22,000	22,546
7.160% due 10/15/2009	3,600	3,724
8.500% due 02/15/2008	4,800	4,919
8.850% due 09/15/2007	2,800	2,845

Qwest Communications International, Inc.
8.860% due 02/15/2009	7,850	7,968

Roseton
7.270% due 11/08/2010	1,500	1,535

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,019

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	14,600	14,701
10.500% due 10/21/2009	46,300	52,030

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	6,700	6,924

Seminole Hard Rock Entertainment, Inc.
7.848% due 03/15/2014	2,000	2,050

Service Corp. International
6.500% due 03/15/2008	2,115	2,136
7.700% due 04/15/2009	6,005	6,275

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	3,200	3,203

Southern Natural Gas Co.
6.125% due 09/15/2008	1,500	1,523
6.700% due 10/01/2007	1,700	1,718

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sungard Data Systems, Inc.
3.750% due 01/15/2009	$5,144	$4,964

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	896

Time Warner, Inc.
5.590% due 11/13/2009	14,400	14,433

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,052
6.640% due 04/15/2008	1,000	1,002

Transocean, Inc.
5.548% due 09/05/2008	3,300	3,305

TRW Automotive, Inc.
7.000% due 03/15/2014	3,500	3,448

United Airlines, Inc.
6.071% due 03/01/2013	947	953
6.201% due 03/01/2010	2,116	2,133

Vale Overseas Ltd.
6.250% due 01/23/2017	2,900	2,969

Verso Paper Holdings LLC
9.110% due 08/01/2014	6,000	6,180

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	10,300	10,296

Walt Disney Co.
5.440% due 09/10/2009	8,500	8,517

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,667

Xerox Corp.
6.100% due 12/18/2009	3,000	3,035
9.750% due 01/15/2009	5,000	5,387

		558,977

UTILITIES 5.8%
AES Corp.
8.750% due 05/15/2013	15,740	16,842

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,996

Alabama Power Co.
5.610% due 04/23/2007	100	100

America Movil S.A. de C.V.
5.448% due 06/27/2008	22,675	22,701
5.500% due 03/01/2014	875	868
5.750% due 01/15/2015	850	855
5.985% due 04/27/2007	1,300	1,303

American Electric Power Co., Inc.
4.709% due 08/16/2007	4,000	3,989

Appalachian Power Co.
5.680% due 06/29/2007	400	400

AT&T Corp.
7.300% due 11/15/2011	473	514

AT&T, Inc.
5.450% due 05/15/2008	6,000	6,006
5.460% due 02/05/2010	28,100	28,140

BellSouth Corp.
5.460% due 08/15/2008	16,500	16,515

Citizens Communications Co.
7.625% due 08/15/2008	3,480	3,602

CMS Energy Corp.
7.500% due 01/15/2009	5,000	5,156
8.900% due 07/15/2008	4,010	4,181
9.875% due 10/15/2007	4,785	4,911

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	3,500	3,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.540% due 11/14/2008	$2,000	$2,002
5.650% due 09/28/2007	5,000	5,003
5.687% due 05/15/2008	2,400	2,406

Duke Energy Corp.
4.500% due 04/01/2010	2,500	2,465

Edison Mission Energy
7.730% due 06/15/2009	1,500	1,560

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	3,600	3,942

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,902
5.760% due 12/01/2009	7,400	7,396
6.090% due 12/08/2008	3,000	3,009

Florida Power Corp.
5.760% due 11/14/2008	5,000	5,002

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	7,925	8,222
8.625% due 11/14/2011	1,100	1,192

Korea Electric Power Corp.
4.250% due 09/12/2007	6,900	6,861
6.100% due 12/20/2007	500	502

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,163

Midwest Generation LLC
8.300% due 07/02/2009	3,829	3,935

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	4,000	4,380

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	6,500	6,710

Nextel Communications, Inc.
6.875% due 10/31/2013	10,000	10,255

NiSource Finance Corp.
5.930% due 11/23/2009	3,500	3,506

Progress Energy, Inc.
7.100% due 03/01/2011	1,585	1,693

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,255
8.625% due 02/15/2008	6,814	6,976
10.000% due 10/01/2009	3,000	3,289

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	6,520	6,585
7.000% due 08/03/2009	10,000	10,175

Qwest Corp.
5.625% due 11/15/2008	7,000	7,035
7.500% due 06/15/2023	1,500	1,532
8.605% due 06/15/2013	1,500	1,643
8.875% due 03/15/2012	2,000	2,220

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	960	943

Rogers Wireless, Inc.
8.480% due 12/15/2010	9,750	9,969

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,834
8.000% due 06/01/2008	4,600	4,738

Southern California Edison Co.
5.415% due 12/13/2007	3,000	3,001
7.625% due 01/15/2010	2,500	2,661

TECO Energy, Inc.
7.500% due 06/15/2010	3,846	4,096

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	5,000	4,963
5.500% due 01/27/2015	850	839

TXU Electric Delivery Co.
5.725% due 09/16/2008	4,000	4,001

50	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TXU Energy Co. LLC
5.850% due 09/16/2008	$4,000	$4,001

Verizon Global Funding Corp.
6.875% due 06/15/2012	5,000	5,373

		300,823

Total Corporate Bonds & Notes (Cost $2,077,866)		2,085,815

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
4.259% due 02/01/2035	761	763
5.460% due 04/25/2035	125	126
5.500% due 12/01/2033 - 04/01/2037	79,937	79,114
6.000% due 10/01/2035 - 04/01/2037	220,610	222,298
6.133% due 06/01/2043	4,016	4,070

Federal Home Loan Bank
3.550% due 07/02/2010	3,000	2,888
5.189% due 03/18/2008	250,000	250,093
5.500% due 03/02/2009	15,000	15,000

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	3,153	3,112
4.500% due 07/15/2018	2,800	2,756
5.000% due 06/15/2016 - 09/15/2024	4,463	4,446
6.133% due 10/25/2044	9,012	9,091

Total U.S. Government Agencies (Cost $593,148)		593,757

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	682	682

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	3,560	3,560

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	3,701	3,704

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	964	951

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	7,726	7,729

Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017	5,694	5,698

Countrywide Alternative Loan Trust
5.390% due 10/25/2046	2,740	2,742
5.480% due 02/25/2047	1,897	1,894
5.500% due 01/25/2046	5,200	5,193
5.983% due 02/25/2036	1,434	1,439

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	493	493

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	12,000	11,760
4.938% due 12/15/2040	6,584	6,559

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	2,192	2,193
5.400% due 02/25/2037	2,908	2,910
5.400% due 03/25/2037	3,605	3,609

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,441

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	4,089	4,093
5.400% due 01/25/2047	4,978	4,979

Greenwich Capital Commercial Funding Corp.
4.791% due 04/10/2037	6,324	6,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	$14,404	$14,414

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	2,020	2,023
5.450% due 04/19/2038	3,336	3,332
5.510% due 01/19/2038	29,322	29,365
5.560% due 03/19/2037	9,477	9,500

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	3,009	3,011

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,306	1,306
5.420% due 01/25/2037	1,618	1,620

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	3,704	3,693

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	5,632	5,636

Morgan Stanley Capital I
5.380% due 10/15/2020	15,545	15,545

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	1,823	1,837

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	6,301	6,296
5.540% due 05/25/2036	4,695	4,703

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,210	1,211
5.430% due 01/25/2037	4,325	4,329

Thornburg Mortgage Securities Trust
5.420% due 03/25/2037	11,820	11,809
5.430% due 12/25/2036	7,979	7,978

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	31,881	31,901

Washington Mutual, Inc.
4.229% due 03/25/2034	859	851
5.630% due 01/25/2045	379	379
5.663% due 01/25/2047	1,974	1,975
5.983% due 02/25/2046	4,435	4,448
6.183% due 11/25/2042	898	903

Total Mortgage-Backed Securities (Cost $262,554)		262,983

ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	2,853	2,854

ACE Securities Corp.
5.400% due 02/25/2036	365	366

American Express Credit Account Master Trust
5.320% due 01/18/2011	5,752	5,749
5.430% due 11/16/2009	2,100	2,101

Argent Securities, Inc.
5.360% due 06/25/2036	1,095	1,095
5.370% due 10/25/2036	2,757	2,759
5.390% due 04/25/2036	1,083	1,084
5.400% due 03/25/2036	311	312

Asset-Backed Funding Certificates
5.360% due 09/25/2036	1,164	1,165
5.380% due 01/25/2037	5,049	5,052
5.670% due 06/25/2034	5,127	5,141

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036	3,544	3,546

Bank One Issuance Trust
5.430% due 02/15/2011	2,100	2,105

Bear Stearns Asset-Backed Securities, Inc.
5.390% due 12/25/2036	1,857	1,857
5.400% due 12/25/2035	366	367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Carrington Mortgage Loan Trust
5.370% due 10/25/2036	$3,632	$3,633
5.370% due 01/25/2037	2,490	2,491
5.385% due 07/25/2036	791	791
5.640% due 10/25/2035	3,300	3,308

Chase Credit Card Master Trust
5.440% due 02/15/2010	1,000	1,001

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	2,000	2,003

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	2,753	2,754
5.360% due 12/25/2036	2,262	2,263
5.380% due 01/25/2037	1,925	1,926
5.390% due 01/25/2037	5,139	5,137
5.430% due 08/25/2036	2,000	2,000

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	3,634	3,637
5.370% due 03/25/2037	1,421	1,422
5.370% due 05/25/2037	15,227	15,234
5.370% due 07/25/2037	3,830	3,832
5.370% due 08/25/2037	1,143	1,143
5.370% due 12/25/2046	3,784	3,786
5.370% due 03/25/2047	2,582	2,595
5.380% due 03/25/2037	1,855	1,856
5.380% due 09/25/2046	2,572	2,573
5.390% due 06/25/2036	974	975
5.390% due 07/25/2036	725	726
5.390% due 08/25/2036	786	787
5.400% due 06/25/2037	2,399	2,400
5.510% due 06/25/2036	2,200	2,203

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	2,466	2,468
5.410% due 12/25/2037	2,306	2,305

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	912	912

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,895	1,896

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	3,580	3,583
5.360% due 01/25/2038	3,602	3,604
5.370% due 11/25/2036	4,051	4,053
5.390% due 12/25/2037	3,101	3,103
5.460% due 05/25/2035	546	546

First NLC Trust
5.440% due 02/25/2036	783	784

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	99	99

Fremont Home Loan Trust
5.380% due 01/25/2037	2,852	2,851

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	1,608	1,609

GS Mortgage Securities Corp.
5.430% due 06/25/2035	1,761	1,760

GSAMP Trust
5.360% due 10/25/2036	812	812
5.410% due 11/25/2035	823	823
5.420% due 01/25/2047	3,272	3,273

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,896	1,897

Home Equity Asset Trust
5.380% due 05/25/2037	1,953	1,954

Home Equity Mortgage Trust
5.410% due 05/25/2036	245	245
5.430% due 02/25/2036	356	356

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	3,629	3,631
5.342% due 11/15/2007	1,010	1,010

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Floating Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$2,556	$2,555

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	3,954	3,956
5.400% due 12/25/2035	896	897

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	4,078	4,079
5.420% due 03/25/2036	530	530

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	771	771
5.370% due 10/25/2036	3,515	3,514

Lehman XS Trust
5.390% due 05/25/2046	2,897	2,899
5.400% due 08/25/2046	4,372	4,375

Long Beach Mortgage Loan Trust
5.360% due 07/25/2036	1,233	1,233
5.390% due 03/25/2036	428	428
5.410% due 01/25/2036	482	482
5.600% due 10/25/2034	1,903	1,906

MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037	2,751	2,752
5.380% due 11/25/2036	4,168	4,171
5.430% due 11/25/2035	1,088	1,089

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	5,100	5,110

Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037	1,048	1,049
5.390% due 08/25/2036	13,354	13,353
5.390% due 02/25/2037	863	864
5.400% due 09/25/2037	4,771	4,773

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	3,694	3,696
5.370% due 10/25/2036	3,972	3,974
5.370% due 11/25/2036	5,174	5,177

Morgan Stanley Capital I
5.390% due 02/25/2036	1,090	1,091
5.440% due 02/25/2036	3,300	3,303

Nationstar Mortgage LLC
5.380% due 03/25/2037	2,925	2,927

Nelnet Student Loan Trust
5.146% due 09/25/2012	4,764	4,761

New Century Home Equity Loan Trust
5.500% due 05/25/2036	1,300	1,300

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	594	595

Option One Mortgage Loan Trust
5.370% due 01/25/2037	2,058	2,059

Residential Asset Mortgage Products, Inc.
5.390% due 02/25/2037	2,862	2,864
5.400% due 01/25/2036	345	346
5.400% due 02/25/2036	462	462
5.400% due 07/25/2036	1,486	1,487
5.420% due 08/25/2046	2,110	2,111

Residential Asset Securities Corp.
5.360% due 08/25/2036	2,420	2,421
5.380% due 01/25/2037	2,347	2,348
5.390% due 07/25/2036	1,177	1,178
5.390% due 11/25/2036	2,805	2,807
5.390% due 02/25/2037	1,961	1,962
5.400% due 01/25/2036	499	499
5.410% due 01/25/2036	744	744
5.430% due 04/25/2037	3,100	3,101
5.440% due 04/25/2036	6,450	6,455

Saxon Asset Securities Trust
5.380% due 11/25/2036	2,191	2,192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	$3,888	$3,889
5.380% due 12/25/2036	8,249	8,252
5.400% due 11/25/2036	2,782	2,783

SLM Student Loan Trust
3.800% due 12/15/2038	4,300	4,197
5.316% due 10/27/2014	6,100	6,104
5.326% due 04/25/2014	6,700	6,705
5.330% due 07/25/2013	3,999	4,001
5.350% due 10/25/2018	2,755	2,753

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	2,878	2,878
5.400% due 01/25/2037	3,902	3,903
5.520% due 03/25/2036	2,100	2,102

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	3,889	3,890

Structured Asset Securities Corp.
5.400% due 01/25/2037	1,730	1,731
5.450% due 12/25/2035	633	633

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	1,871	1,872

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	2,871	2,872
5.420% due 03/25/2037	2,000	2,001

Total Asset-Backed Securities (Cost $330,697)		330,815

SOVEREIGN ISSUES 8.3%
Argentina Bonos
5.475% due 08/03/2012	92,500	66,577

Banco Nacional de Desenvolvimento Economico e Social
5.667% due 06/16/2008	29,627	29,375

Banque Centrale de Tunisie
7.500% due 09/19/2007	3,000	3,038

Brazilian Government International Bond
7.875% due 03/07/2015	175	200
8.875% due 10/14/2019	50	63
10.000% due 08/07/2011	1,950	2,296
10.500% due 07/14/2014	1,150	1,481

Chile Government International Bond
5.760% due 01/28/2008	6,461	6,475

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007	5,087	5,154

Guatemala Government Bond
8.500% due 08/03/2007	1,700	1,720

Kazakhstan Government International Bond
11.125% due 05/11/2007	750	756

Korea Development Bank
3.875% due 03/02/2009	8,195	8,009
4.250% due 11/13/2007	9,848	9,780
4.750% due 07/20/2009	10,300	10,214
5.480% due 10/31/2008	26,100	26,079
5.490% due 04/03/2010 (a)	27,600	27,615
5.640% due 11/22/2012	7,500	7,527
5.760% due 10/20/2009	23,950	24,124

Mexico Government International Bond
6.060% due 01/13/2009	47,461	47,924

Pakistan Government International Bond
7.125% due 03/31/2016	3,400	3,487

Peru Government International Bond
6.550% due 03/14/2037	5,982	6,224

Republic of Korea
4.875% due 09/22/2014	2,000	1,953

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Russia Government International Bond
8.250% due 03/31/2010		$19,056	$20,001
10.000% due 06/26/2007		3,000	3,035
12.750% due 06/24/2028		100	182

Ukraine Government International Bond
6.875% due 03/04/2011		250	260
8.775% due 08/05/2009		48,350	51,618

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,450
6.360% due 04/20/2011		62,300	61,770

Total Sovereign Issues (Cost $424,181)			429,387

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	2,000	2,705
6.974% due 04/08/2014		2,000	2,712

Atlas Reinsurance PLC
7.717% due 01/10/2010		3,100	4,211

Basell NV
5.942% due 09/15/2013		1,274	1,726
5.982% due 09/15/2013		579	785
6.692% due 09/15/2014		1,276	1,732
6.732% due 09/15/2014		894	1,213

Bombardier, Inc.
6.939% due 11/15/2013		3,250	4,526

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	9,910	4,440

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		10,000	6,958
10.000% due 01/01/2012		5,000	2,276

Gaz Capital for Gazprom
5.440% due 11/02/2017	EUR	2,400	3,200
5.875% due 06/01/2015		15,000	20,780
7.800% due 09/27/2010		3,000	4,411

JSG Holding PLC
6.234% due 11/19/2013		707	953
6.234% due 11/29/2013		885	1,193
6.335% due 11/29/2013		1,122	1,512
6.343% due 11/29/2013		307	414
6.362% due 11/29/2013		359	483
6.396% due 11/29/2013		621	837
6.734% due 11/29/2014		617	833
6.757% due 11/29/2014		112	151
6.835% due 11/29/2014		409	552
6.862% due 11/29/2014		133	179
6.896% due 11/29/2014		230	311

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,293

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,217

M-Real Serla OYJ
7.764% due 12/15/2010	EUR	8,000	11,007

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		4,600	6,214
6.579% due 11/30/2014		4,600	6,230
8.250% due 05/01/2016		1,400	2,043

Pirelli Cable
6.659% due 06/23/2014		3,900	5,262

Pylon Ltd.
5.396% due 12/18/2008 (k)		4,000	5,396

Rhodia S.A.
6.507% due 10/15/2013		10,000	13,626

Royal Bank of Scotland Group PLC
6.000% due 12/06/2011	GBP	5,500	10,833

52	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Seat Pagine Gialle SpA
3.531% due 05/25/2012	EUR	1,899	$2,544

SigmaKalon
6.222% due 09/19/2012		2,000	2,697
6.972% due 09/19/2013		1,758	2,379

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	5,939
0.967% due 05/25/2011		700,000	5,970

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	9,669

UPC Broadband Holding BV
6.103% due 03/31/2013	EUR	1,767	2,373
6.103% due 12/31/2013		2,000	2,686

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	9,356

Weather Investments II SARL
6.124% due 06/17/2012		2,100	2,812

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,413
6.798% due 06/17/2014		1,050	1,416

Total Foreign Currency-Denominated Issues (Cost $180,295)			188,468

		SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		4,610	4,679

Total Preferred Stocks (Cost $4,726)			4,679

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008
Worldwide Dollar Government Term Trust, Inc.		297,200	3,103

Total Exchange-Traded Funds (Cost $3,236)			3,103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 22.2%

CERTIFICATES OF DEPOSIT 8.3%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	$6,500	$6,503

Bank of Ireland
5.400% due 01/15/2010	27,500	27,518

BNP Paribas
5.262% due 05/28/2008	20,800	20,807
5.262% due 07/03/2008	20,000	19,993

BNP Paribas Finance, Inc.
5.270% due 09/23/2008	23,600	23,600

Calyon Financial, Inc.
5.340% due 01/16/2009	24,400	24,400

Dexia Credit Local S.A.
5.270% due 09/29/2008	16,000	16,000

Fortis Bank NY
5.265% due 04/28/2008	4,600	4,606
5.265% due 06/30/2008	25,000	25,008
5.300% due 09/30/2008	16,200	16,200

Nordea Bank Finland PLC
5.308% due 05/28/2008	20,800	20,812

Royal Bank of Canada
5.267% due 06/30/2008	51,800	51,854

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	25,300	25,300
5.265% due 03/26/2008	34,400	34,395

Skandinav Enskilda BK
5.272% due 08/21/2008	3,000	3,000
5.275% due 08/21/2008	3,400	3,400
5.302% due 02/04/2008	3,000	3,001
5.340% due 08/21/2008	6,400	6,402
5.350% due 02/13/2009	22,300	22,312

Societe Generale NY
5.258% due 06/20/2007	3,700	3,700
5.270% due 03/25/2008	34,800	34,800
5.271% due 06/30/2008	13,000	13,005

Unicredito Italiano NY
5.358% due 05/06/2008	6,500	6,501
5.360% due 05/29/2008	17,300	17,309

		430,426

COMMERCIAL PAPER 13.8%
Fannie Mae
5.020% due 05/23/2007	10,000	9,927
5.090% due 05/30/2007	47,068	46,678

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.130% due 04/18/2007	$9,000	$8,979
5.135% due 04/04/2007	5,000	4,999
5.135% due 04/25/2007	94,900	94,589
5.135% due 06/13/2007	1,900	1,879
5.140% due 05/31/2007	1,000	992
5.140% due 06/06/2007	7,000	6,931
5.140% due 06/13/2007	4,000	3,956
5.187% due 04/25/2007	5,000	4,983

Federal Home Loan Bank
5.000% due 04/02/2007	65,800	65,773
5.135% due 04/25/2007	200,000	199,344
5.135% due 05/02/2007	141,000	140,397
5.185% due 04/04/2007	900	900

Freddie Mac
5.050% due 05/29/2007	16,900	16,762
5.055% due 04/10/2007	20,000	19,977
5.125% due 04/30/2007	500	498
5.127% due 04/16/2007	3,600	3,593
5.130% due 04/23/2007	13,000	12,961
5.135% due 06/04/2007	6,700	6,636
5.140% due 04/04/2007	1,000	1,000
5.140% due 04/05/2007	2,000	1,999
5.145% due 05/31/2007	20,100	19,930
5.145% due 06/11/2007	40,700	40,268
5.170% due 04/20/2007	300	299

		714,250

U.S. TREASURY BILLS 0.1%
4.921% due 05/31/2007 - 06/14/2007 (c)(d)(e)(g)	8,320	8,231

Total Short-Term Instruments (Cost $1,152,656)		1,152,907

PURCHASED OPTIONS (i) 0.3%

Total Purchased Options (Cost $17,469)		15,828

Total Investments (f) 103.5% (Cost $5,340,797)		$5,362,599

Written Options (j) (0.3%) (Premiums $15,520)		(14,041)

Other Assets and Liabilities (Net) (3.2%)		(165,689)

Net Assets 100.0%		$5,182,869

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,968 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,187 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $196,442 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $3,828 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	200	$5
Euro-Bund 10-Year Note June Futures	Long	06/2007	652	(773)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,929	(1,684)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,150	(509)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,991	(2,166)

				$(5,127)

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments  Floating Income Fund   (Cont.)

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007	EUR	42,500	$144
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		4,500	204
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%		12/20/2011		30,000	1,387
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		62,425	2,384
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	39
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	35
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	40
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	39
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009		$100	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	15
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		28,500	256
Bank of America	Centex Corp. 5.250% due 06/15/2015	Buy	(0.890%	)	03/20/2017		7,000	406
Bank of America	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.960%	)	03/20/2017		7,000	315
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		7,700	45
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%		02/20/2009		20,000	73
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	344
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	301
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		4,800	157
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		8,000	219
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	222
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	142
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	(117)
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		136,500	3,010
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	2
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		3,000	6
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		4,000	(251)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		4,000	(245)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		7,500	276
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	16
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	1
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	2
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	11
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	62
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	1
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011		10,000	24
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%		09/20/2011		10,000	376
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011		40,000	527
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		14,700	40
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%		09/20/2007		100	1
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		8,995	230
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%		12/20/2011		16,300	(397)
Citibank N.A.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.700%		03/20/2012		5,000	(261)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.940%		03/20/2012		18,000	(653)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%		03/20/2012		25,000	(1,026)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%		09/20/2008		360	5
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009		250	14
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009		125	4
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009		100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009		1,000	33
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%		12/20/2009		360	5

54	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011	$10,000	$225
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	15,000	564
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011	1,500	(16)
Credit Suisse First Boston	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%		03/20/2012	10,000	(3)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	55,000	563
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	17,000	866
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	4,500	7
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%		07/20/2011	25,000	1,206
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	1,000	9
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	16,000	425
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	5,000	196
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	25,000	797
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	25,000	197
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	67,000	742
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	34,000	2
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		11/20/2016	25,000	852
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	300	11
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	250	6
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	15,000	923
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,700	62
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	69,200	186
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	10,000	376
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	25,000	23
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.400%		12/20/2011	75,000	(87)
Goldman Sachs & Co.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.120%	)	03/20/2017	7,000	461
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	600	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.220%		07/20/2007	21,000	13
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	900	3
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,200	33
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	198
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	4
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%		01/20/2010	20,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	913
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	432
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	5,000	49
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	80,000	1,139
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	4,000	(257)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	2,900	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	473
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%		03/20/2011	40,000	902
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	594
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(91)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	11
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	11,200	43
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	6
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%		08/20/2011	50,000	1,027
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%		08/20/2011	25,000	775
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%		08/20/2011	25,000	283
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%		08/20/2011	25,000	293
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%		08/20/2011	25,000	313
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	77
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	323
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%	)	10/20/2011	15,200	632
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.730%		10/20/2011	50,000	495

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments  Floating Income Fund   (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	$580,005	$11,728
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	140,000	700
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	25,000	321
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	8,000	146
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	8
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	2,100	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%		06/20/2012	79,300	12
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	4,500	72
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		11/20/2016	20,000	698
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%		11/20/2016	50,000	1,768
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%		11/20/2016	10,000	336
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.730%		11/20/2016	20,000	170
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%		11/20/2016	10,000	125
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	10,000	183
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	10,000	344
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	10,000	204
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	10,000	22
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	25,000	388
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%		01/20/2017	10,000	178
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.660%		01/20/2017	11,000	18
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%		01/20/2017	11,000	(64)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	11,200	30
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	41
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	10
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	8
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	7
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	52
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,900	24
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	24
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	31,800	121
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	24
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	311
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	576
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	145,200	706
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	5,700	46
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%		08/20/2007	15,000	27
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	1
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	1,548
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,837
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	23
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%		08/20/2011	20,000	674
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	4,200	41
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	80,000	627
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	20,000	411
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	25,000	279
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	7,000	129
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	8,300	410
UBS Warburg LLC	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	29,000	186
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,000	22
UBS Warburg LLC	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	14,000	13
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	11,000	9
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	13,700	174
UBS Warburg LLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	8,000	149

56	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.000%	)	03/20/2017	$7,000	$329
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.220%	)	03/20/2017	7,000	317
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%		09/20/2011	25,000	16
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%		09/20/2011	25,000	33

							$53,518

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	ABS Home Equity Index	Sell	2.420%	05/25/2046	$8,000	$(1,445)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.420%	05/25/2046	14,500	678

						$(767)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	16,900	$(21)
Deutsche Bank AG	BRL-CDI-Compounded	Pay	13.690%	01/02/2009	BRL	150,000	1,929
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		16,000	425
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		13,000	440
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	01/04/2010		96,600	638
Morgan Stanley	BRL-CDI-Compounded	Pay	13.700%	01/02/2009		137,000	1,816
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(1,981)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	14
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(608)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(749)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	399
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	36
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	209
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	10
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	14
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	0
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016	HUF	4,680,000	(1,485)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016		10,960,000	(4,478)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	235
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	45
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	42
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009	MXN	1,100,000	110
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011		280,000	428
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	918
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		1,029,000	2,553
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		63,000	120
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	102
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009		1,100,000	110
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	400
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		20,000	76
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$84,550	1,770
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		28,600	636
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		238,300	4,224
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,000	478
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		52,100	369
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,800	223
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		295,000	(3,377)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		28,200	378

							$6,448

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  Floating Income Fund   (Cont.)

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures		$91.250	06/18/2007	440	$4	$0
Put - CME 90-Day Eurodollar June Futures		92.250	06/16/2008	75	0	0
Put - CME 90-Day Eurodollar September Futures		91.000	09/17/2007	185	2	0
Put - OTC United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	GBP	92.750	09/19/2007	300	3	0

					$9	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$2,944,000	$17,443	$15,828

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 04/01/2037	$ 104.750	04/05/2007	$141,000	$17	$0

(j)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$1,280,000	$15,520	$14,041

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	11/14/2006	$5,150	$5,396	0.10%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$28,200	$23,142	$26,069

(2) Market value includes $830 of interest payable on short sales.

(m) Foreign	currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	9,200	04/2007	$0	$(22)	$(22)
Buy		30,592	05/2007	1,081	0	1,081
Sell		30,592	05/2007	4	0	4
Buy		19,462	06/2007	662	0	662
Buy		30,592	03/2008	0	(30)	(30)
Buy	CLP	2,320,150	06/2007	0	(78)	(78)
Buy	CNY	274,903	08/2007	750	0	750
Buy		240,681	11/2007	651	0	651
Buy		4,190	12/2007	4	0	4
Buy		266,249	01/2008	3	(17)	(14)
Buy	COP	926,190	04/2007	10	0	10
Sell		926,190	04/2007	6	0	6
Buy		926,190	03/2008	0	(6)	(6)
Buy	CZK	20,884	04/2007	27	0	27
Sell		20,884	04/2007	1	(1)	0
Buy		20,884	03/2008	1	0	1
Buy	EUR	4,207	04/2007	1	(7)	(6)
Sell		75,118	04/2007	7	(47)	(40)
Sell	GBP	35,593	04/2007	0	(704)	(704)
Buy	HKD	936	05/2007	0	0	0
Sell	HUF	3,794,215	05/2007	0	(122)	(122)
Sell		2,572,925	07/2007	0	(742)	(742)
Buy	IDR	4,367,283	07/2007	0	(2)	(2)
Buy	ILS	2,325	12/2007	9	0	9

58	PIMCO Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	360,320	04/2007	156	$0	$156
Sell		360,320	04/2007	0	(12)	(12)
Buy		125,337	05/2007	44	0	44
Buy		180,160	10/2007	0	(34)	(34)
Buy	JPY	490,418	05/2007	112	0	112
Sell		3,150,151	05/2007	50	(108)	(58)
Buy	KRW	1,029,270	05/2007	0	(2)	(2)
Buy		27,758,282	09/2007	94	0	94
Buy	MXN	545,221	04/2007	146	(62)	84
Sell		545,221	04/2007	12	(484)	(472)
Buy		525,648	05/2007	0	(461)	(461)
Buy		90,214	03/2008	0	(10)	(10)
Buy	MYR	2,138	07/2007	4	0	4
Buy	NOK	131,289	04/2007	423	0	423
Buy	PLN	11,870	04/2007	119	0	119
Sell		11,870	04/2007	0	(19)	(19)
Buy		7,762	05/2007	85	0	85
Buy		11,870	03/2008	20	0	20
Buy	RUB	462,161	09/2007	428	0	428
Buy		72,009	11/2007	71	0	71
Buy		124,580	12/2007	53	0	53
Buy		225,883	01/2008	99	0	99
Buy	SGD	6,991	04/2007	42	0	42
Sell		3,138	04/2007	0	(1)	(1)
Buy		224	07/2007	1	0	1
Buy		3,138	10/2007	1	0	1
Buy	SKK	26,981	04/2007	84	0	84
Sell		26,981	04/2007	0	(8)	(8)
Buy		26,981	03/2008	7	0	7
Buy	TRY	2,133	05/2007	56	0	56
Buy	ZAR	190,058	05/2007	326	(227)	99
Sell		190,058	05/2007	309	0	309
Buy		9,352	06/2007	0	(11)	(11)

				$5,959	$(3,217)	$2,742

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Foreign Bond Fund (Unhedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,756

Total Aruba (Cost $1,751)			1,756

AUSTRALIA 0.2%
Seven Media Group
6.000% due 02/07/2013	AUD	7,300	5,851

Total Australia (Cost $5,842)			5,851

CANADA 1.5%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,504

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	2,400	2,091

Honda Canada Finance, Inc.
4.529% due 03/26/2012		27,000	23,397

Province of Ontario Canada
6.200% due 06/02/2031		5,500	5,851

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,320

Total Canada (Cost $35,984)			36,163

CAYMAN ISLANDS 1.6%
ASIF II
4.444% due 06/15/2007	CAD	400	347

Calabash Re II Ltd.
13.755% due 01/08/2010		$3,100	3,182

Foundation Re II Ltd.
12.110% due 11/26/2010		1,500	1,527

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,552
1.815% due 12/31/2049		100,000	865
8.375% due 12/29/2049		$8,000	8,458

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,809

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,350

Mystic Re Ltd.
14.360% due 12/05/2008		$500	504

Redwood Capital IX Ltd.
11.614% due 01/09/2008		1,000	1,010
12.114% due 01/09/2008		2,000	2,021

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,639

Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	4,005

Total Cayman Islands (Cost $36,878)			37,269

DENMARK 0.8%
Nykredit Realkredit A/S
4.832% due 10/01/2038	DKK	22,998	4,066

Realkredit Danmark A/S
4.510% due 10/01/2038		80,966	14,334

Total Denmark (Cost $17,982)			18,400

FRANCE 6.5%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	6,009
4.000% due 04/25/2014		300	399
4.000% due 10/25/2014		92,900	123,536
4.000% due 04/25/2055		300	380

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.750% due 10/25/2012	EUR	100	$138
5.500% due 04/25/2029		4,200	6,567
5.750% due 10/25/2032		10,100	16,490

Total France (Cost $149,861)			153,519

GERMANY 16.0%
Republic of Germany
3.750% due 01/04/2015	EUR	39,000	51,090
4.000% due 07/04/2009		300	401
4.250% due 01/04/2014		27,340	36,969
4.250% due 07/04/2014		27,000	36,538
4.750% due 07/04/2034		400	576
5.000% due 01/04/2012		2,000	2,784
5.000% due 07/04/2012		16,700	23,317
5.250% due 07/04/2010		8,700	12,048
5.250% due 01/04/2011		79,300	110,367
5.375% due 01/04/2010		300	415
5.500% due 01/04/2031		4,400	6,939
5.625% due 01/04/2028		41,700	66,021
6.250% due 01/04/2024		9,800	16,251
6.250% due 01/04/2030		4,740	8,132
6.500% due 07/04/2027		2,260	3,927

Total Germany (Cost $372,745)			375,775

ICELAND 0.3%
Glitnir Banki HF
5.800% due 01/21/2011		$3,000	3,026

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,927

Total Iceland (Cost $5,886)			5,953

IRELAND 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,717

Bank of Ireland
5.360% due 12/19/2008		$7,000	7,005

Osiris Capital PLC
10.360% due 01/15/2010		1,000	1,006

Total Ireland (Cost $10,617)			10,728

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	917
4.500% due 05/01/2009		1,000	1,348

Total Italy (Cost $2,269)			2,265

JAPAN 18.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	389

Japan Government Bond
0.700% due 09/20/2008	JPY	1,790,000	15,189
1.500% due 03/20/2011		5,150,000	44,444
1.500% due 03/20/2014		1,590,000	13,589
1.500% due 03/20/2015		3,850,000	32,706
1.600% due 09/20/2013		1,660,000	14,323
1.600% due 06/20/2014		3,970,000	34,120
1.600% due 09/20/2014		1,650,000	14,156
2.300% due 05/20/2030		1,347,700	11,633
2.300% due 06/20/2035		3,530,000	29,802
2.400% due 03/20/2034		580,000	5,007
2.500% due 09/20/2035		6,210,000	54,616
2.500% due 06/20/2036		4,291,000	37,753

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		989,010	8,177
1.000% due 06/10/2016		2,672,670	22,300
1.100% due 12/10/2016		11,132,800	93,776

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	$3,489

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	400,000	3,446
1.514% due 12/31/2049		300,000	2,564
1.744% due 12/31/2049		300,000	2,570

Total Japan (Cost $453,691)			444,049

JERSEY, CHANNEL ISLANDS 0.0%
SRM Investment Ltd.
4.063% due 08/26/2034	EUR	82	110

Total Jersey, Channel Islands (Cost $99)			110

KOREA 0.0%
Korea Development Bank
4.250% due 11/13/2007		$670	665

Total Korea (Cost $666)			665

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	3,007

Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	100

Total Mexico (Cost $3,099)			3,107

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,571

Total Netherlands Antilles (Cost $2,554)			2,571

NETHERLANDS 0.3%
Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,693

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,573
4.250% due 07/15/2013		400	540

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $6,056)			6,207

RUSSIA 0.4%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	831

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		$5,900	5,910
6.100% due 09/21/2007		1,600	1,603

Total Russia (Cost $8,254)			8,344

SOUTH KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,691

Total South Korea (Cost $1,694)			1,691

60	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 4.7%
Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009		$4,000	$4,004

Spain Government Bond
4.200% due 01/31/2037	EUR	900	1,182
4.400% due 01/31/2015		42,000	57,246
5.400% due 07/30/2011		20,800	29,248
5.750% due 07/30/2032		11,150	18,168
6.150% due 01/31/2013		1,000	1,478

Total Spain (Cost $111,239)			111,326

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020		$3,000	3,793

Total Tunisia (Cost $3,627)			3,793

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015		$1,000	1,278

Total Ukraine (Cost $1,210)			1,278

UNITED KINGDOM 5.5%
Arkle Master Issuer PLC
5.300% due 11/19/2007		$7,300	7,302

HBOS PLC
5.920% due 09/29/2049		3,300	3,239

HBOS Treasury Services PLC
5.320% due 07/17/2008		2,300	2,302

HSBC Holdings PLC
6.500% due 05/02/2036		17,300	18,346

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		3,500	3,503
5.760% due 07/06/2012		4,100	4,102

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,035

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	21,855
4.750% due 06/07/2010		12,900	24,943
5.000% due 03/07/2012		2,030	3,958
5.750% due 12/07/2009		3,900	7,744
9.000% due 07/12/2011		12,150	27,269

Vodafone Group PLC
5.410% due 06/29/2007		$3,500	3,500

XL Capital Europe PLC
6.500% due 01/15/2012		500	524

Total United Kingdom (Cost $129,322)			129,622

UNITED STATES 102.1%

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp.
5.380% due 10/25/2036		$4,985	4,988

American Express Credit Account Master Trust
5.320% due 01/18/2011		2,900	2,898

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		6	6

Argent Securities, Inc.
5.370% due 10/25/2036		6,739	6,744
5.380% due 05/25/2036		119	119

Asset-Backed Funding Certificates
5.380% due 10/25/2036		5,028	5,030
5.670% due 06/25/2034		7,194	7,213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Asset-Backed Securities, Inc.
5.490% due 12/25/2042	$19	$20
5.770% due 03/25/2043	10	10

Carrington Mortgage Loan Trust
5.385% due 07/25/2036	1,107	1,108

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,450	1,454

CIT Group Home Equity Loan Trust
5.610% due 03/25/2033	10	10

Countrywide Asset-Backed Certificates
5.370% due 03/25/2047	7,102	7,137
5.380% due 09/25/2046	1,854	1,855
5.420% due 09/25/2037	9,500	9,503
5.800% due 12/25/2031	4	4

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	4	4

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	1,492	1,493

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	3,700	3,702

FBR Securitization Trust
5.440% due 10/25/2035	23	23
5.440% due 11/25/2035	142	142

First NLC Trust
5.440% due 02/25/2036	360	360

Fremont Home Loan Trust
5.390% due 02/25/2037	7,152	7,156

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	351	351

GSAMP Trust
5.430% due 11/25/2035	89	89
5.610% due 03/25/2034	47	47

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	885	888

Home Equity Asset Trust
5.430% due 02/25/2036	25	25

Home Equity Mortgage Trust
5.430% due 02/25/2036	132	132

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	239	239

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	1,579	1,580

JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036	2,345	2,347

Lehman XS Trust
5.400% due 06/25/2046	761	762
5.400% due 07/25/2046	5,043	5,046
5.400% due 11/25/2046	10,138	10,142

Long Beach Mortgage Loan Trust
5.520% due 11/25/2034	9	9
5.600% due 10/25/2034	2,548	2,553

Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037	406	406
5.390% due 08/25/2036	9,181	9,180
5.390% due 07/25/2037	8,805	8,809
5.400% due 09/25/2037	9,188	9,193
5.477% due 06/25/2036	38	38

Morgan Stanley Capital I
5.430% due 02/25/2036	5,700	5,703

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	3,638	3,641

Option One Mortgage Loan Trust
5.420% due 11/25/2035	72	72

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Quest Trust
5.760% due 09/25/2034		$36	$36

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032		1	1
5.820% due 12/25/2033		1,302	1,310

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		10,508	10,514
5.420% due 05/25/2035		38	38

Residential Asset Securities Corp.
5.390% due 07/25/2036		2,884	2,885
5.400% due 10/25/2036		8,985	8,991
5.410% due 01/25/2036		138	138
5.820% due 07/25/2032		23	23

SACO I, Inc.
5.380% due 05/25/2036		1,457	1,458

Saxon Asset Securities Trust
5.380% due 11/25/2036		11,579	11,585
5.580% due 08/25/2032		3	3

SBI HELOC Trust
5.490% due 08/25/2036		8,551	8,551

Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036		463	463

SG Mortgage Securities Trust
5.420% due 10/25/2035		30	29

SLM Student Loan Trust
3.800% due 12/15/2038		2,700	2,635
5.330% due 10/25/2012		9,616	9,620

Soundview Home Equity Loan Trust
5.380% due 06/25/2036		76	76
5.420% due 12/25/2035		143	143

Structured Asset Investment Loan Trust
5.410% due 01/25/2036		4,518	4,522

Structured Asset Securities Corp.
5.720% due 05/25/2034		13	13

Wells Fargo Home Equity Trust
5.440% due 12/25/2035		7,160	7,165
5.550% due 10/25/2035		9,237	9,243
5.560% due 11/25/2035		12,000	12,016

			213,690

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013		1,097	1,102

Georgia-Pacific Corp.
7.340% due 12/20/2012		2,714	2,731
7.364% due 12/20/2012		248	250

HCA, Inc.
7.614% due 11/14/2013		4,090	4,129

MGM Mirage
7.500% due 10/03/2011		1,000	987

Reynolds American, Inc.
7.104% due 05/11/2012		1,258	1,270
7.125% due 05/11/2012		1,645	1,661
7.125% due 05/31/2012		74	75

			12,205

CORPORATE BONDS & NOTES 11.2%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,023

American Express Centurion Bank
5.319% due 05/07/2008		6,500	6,500

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,822
6.250% due 03/15/2037		$1,200	1,172

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AT&T, Inc.
5.570% due 11/14/2008	$1,000	$1,004

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,637

Bank of America Corp.
5.370% due 11/06/2009	4,100	4,099
5.620% due 10/14/2016	1,600	1,612

Bank of America N.A.
5.350% due 12/18/2008	2,600	2,599

BellSouth Corp.
5.200% due 09/15/2014	1,400	1,378
5.460% due 08/15/2008	3,900	3,904

Boston Scientific Corp.
5.450% due 06/15/2014	1,100	1,059
6.400% due 06/15/2016	2,700	2,712

Caesars Entertainment, Inc.
8.875% due 09/15/2008	300	314

CenterPoint Energy, Inc.
5.875% due 06/01/2008	1,700	1,707

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	9,004

CIT Group, Inc.
5.450% due 06/08/2009	7,500	7,518
5.570% due 05/23/2008	3,500	3,510

Citigroup, Inc.
5.388% due 12/26/2008	5,200	5,204

CMS Energy Corp.
7.500% due 01/15/2009	2,700	2,784
8.900% due 07/15/2008	1,400	1,460
9.875% due 10/15/2007	400	410

CNA Financial Corp.
6.000% due 08/15/2011	2,000	2,044

Comcast Corp.
5.660% due 07/14/2009	7,600	7,615

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	7,300	7,307

Cox Communications, Inc.
6.750% due 03/15/2011	1,700	1,790

CVS Corp.
5.750% due 08/15/2011	700	714

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010	700	693
5.690% due 03/13/2009	5,800	5,813
5.750% due 09/08/2011	1,100	1,119
5.820% due 09/10/2007	1,900	1,903

Dominion Resources, Inc.
5.650% due 09/28/2007	700	700

EchoStar DBS Corp.
6.375% due 10/01/2011	800	807

Exelon Corp.
4.900% due 06/15/2015	2,300	2,153

Ford Motor Credit Co.
7.250% due 10/25/2011	2,200	2,140

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	1,900	2,002

General Electric Capital Corp.
5.360% due 10/24/2008	3,200	3,201
5.380% due 12/12/2008	2,500	2,502
5.390% due 10/26/2009	5,400	5,399
5.455% due 06/15/2009	3,300	3,307

GMAC LLC
6.000% due 12/15/2011	3,900	3,786

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	4,800	$4,238

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		$2,400	2,406

Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	713

HJ Heinz Co.
6.428% due 12/01/2008		3,100	3,155

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,804

Home Depot, Inc.
5.475% due 12/16/2009		5,700	5,711

HSBC Finance Corp.
5.500% due 01/19/2016		5,500	5,477
6.538% due 11/13/2007		2,500	2,512

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,433

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,358

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,722

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$6,300	6,198

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		3,000	2,990

Lennar Corp.
5.950% due 10/17/2011		700	700

Loews Corp.
5.250% due 03/15/2016		800	786

Mandalay Resort Group
9.500% due 08/01/2008		700	734

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,885

Masco Corp.
5.875% due 07/15/2012		700	710

May Department Stores Co.
4.800% due 07/15/2009		700	693

Maytag Corp.
5.000% due 05/15/2015		2,200	2,077

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,117

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008		4,300	4,301
5.450% due 08/14/2009		1,000	1,001

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		500	548

Mizuho JGB Investment LLC
9.870% due 12/31/2049		2,800	2,948

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800	2,916

Morgan Stanley
5.360% due 11/21/2008		3,100	3,100
5.485% due 01/18/2008		900	901
5.810% due 10/18/2016		2,200	2,208

NiSource Finance Corp.
5.400% due 07/15/2014		800	783

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	404

Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,931

Raychem Corp.
7.200% due 10/15/2008		200	205

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sara Lee Corp.
6.250% due 09/15/2011		$1,600	$1,653

SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,339

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,310

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,239

Time Warner, Inc.
5.590% due 11/13/2009		8,500	8,519

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,685

Toyota Motor Credit Corp.
5.330% due 10/12/2007		6,800	6,803

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	504
6.640% due 04/15/2008		1,000	1,002

U.S. Bancorp
5.350% due 04/28/2009		4,300	4,303

Viacom, Inc.
5.750% due 04/30/2011		2,800	2,841

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)		9,800	9,797

Wal-Mart Stores, Inc.
5.250% due 06/16/2008		5,600	5,598

Westpac Banking Corp.
5.280% due 06/06/2008		5,400	5,400

Wyeth
6.950% due 03/15/2011		1,900	2,022

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	300,000	2,539

			263,646

MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,527	1,504
5.470% due 09/25/2035		837	837

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,370	3,329

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		9,051	8,901

Bear Stearns Alt-A Trust
5.824% due 11/25/2036		4,243	4,274
5.830% due 11/25/2036		7,652	7,726

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		2,566	2,567

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		11,800	11,758

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		12,914	12,781

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		3,857	3,902

Countrywide Alternative Loan Trust
5.530% due 05/25/2035		2,170	2,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,620	2,610
5.610% due 04/25/2035		434	435
5.640% due 03/25/2035		3,591	3,602
5.650% due 02/25/2035		284	285
5.660% due 02/25/2035		420	421

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		11,200	11,135

62	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
5.540% due 11/15/2019	$669	$670

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036	6,454	6,460

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	2,564	2,574

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,156	2,147

Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	1,362	1,363
5.590% due 11/25/2045	303	304

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	4,334	4,384

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,128	1,117

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	5,796	5,805
5.510% due 01/19/2038	10,506	10,522
5.540% due 05/19/2035	2,591	2,596
5.690% due 02/19/2034	35	35

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	313	313

MASTR Asset Securitization Trust
5.500% due 11/25/2017	497	493

Mellon Residential Funding Corp.
5.760% due 12/15/2030	24	25

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	641	640

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	6,411	6,421
5.550% due 05/25/2045	1,677	1,680

Thornburg Mortgage Securities Trust
5.440% due 08/25/2036	6,256	6,250

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	9,134	9,140

Washington Mutual, Inc.
5.550% due 04/25/2045	4,216	4,228
5.580% due 11/25/2045	832	835
5.590% due 12/25/2027	323	323
5.590% due 12/25/2045	2,957	2,967
5.630% due 01/25/2045	795	797
5.640% due 01/25/2045	588	589
5.892% due 10/25/2046	4,123	4,123
5.896% due 07/25/2046	2,230	2,241
5.963% due 06/25/2046	6,287	6,304
6.383% due 06/25/2042	836	838
6.383% due 08/25/2042	19	19

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	4,855	4,828
4.950% due 03/25/2036	7,148	7,101
5.245% due 04/25/2036	2,936	2,961

		179,334

MUNICIPAL BONDS & NOTES 0.1%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	630	684

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	990

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	330	354

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	$1,350	$1,437

		3,465

	SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	1,100	1,117

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 70.6%
Fannie Mae
4.190% due 11/01/2034	$6,940	6,874
4.946% due 12/01/2034	303	303
5.000% due 11/25/2032 - 04/01/2037	5,000	4,768
5.410% due 09/25/2035	68	68
5.440% due 03/25/2034	56	56
5.470% due 08/25/2034	65	65
5.500% due 10/01/2028 - 04/01/2037	89,218	88,506
5.570% due 06/25/2044	36	35
5.720% due 06/25/2029	45	45
6.000% due 06/01/2031 - 07/25/2044	1,445,314	1,455,998
6.500% due 09/01/2036 - 06/25/2044	70,639	72,075

Freddie Mac
4.389% due 09/01/2035	429	425
4.500% due 07/15/2018	3,375	3,322
5.000% due 11/15/2021 - 12/15/2031	14,904	14,753
5.580% due 08/25/2031	95	96
5.670% due 12/15/2030	669	672
5.770% due 12/15/2031	226	228

Ginnie Mae
6.000% due 08/20/2034	4,085	4,187

Small Business Administration
4.625% due 02/01/2025	1,039	1,009
4.754% due 08/10/2014	83	81
5.110% due 04/01/2025	2,249	2,247

		1,655,813

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	3,998	3,960
2.000% due 01/15/2026	615	584
2.375% due 01/15/2027	8,973	9,050

U.S. Treasury Notes
3.875% due 05/15/2010	600	589
4.000% due 02/15/2014	26,600	25,669
4.375% due 12/15/2010	24,700	24,581
4.625% due 02/29/2012	2,500	2,510

		66,943

Total United States (Cost $2,400,173)		2,396,213

SHORT-TERM INSTRUMENTS 11.8%

CERTIFICATES OF DEPOSIT 4.9%
Barclays Bank PLC
5.281% due 03/17/2008	16,600	16,602

Countrywide Funding Corp.
5.350% due 08/16/2007	8,100	8,099

Dexia S.A.
5.270% due 09/29/2008	10,800	10,803

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 04/28/2008	$5,300	$5,307
5.300% due 09/30/2008	900	900

Nordea Bank Finland PLC
5.308% due 05/28/2008	8,000	8,005

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	19,200	19,197

Skandinav Enskilda BK
5.300% due 02/04/2008	5,500	5,502
5.330% due 08/21/2008	6,400	6,399

Societe Generale NY
5.270% due 03/25/2008	23,300	23,300

Unicredito Italiano NY
5.338% due 12/13/2007	3,900	3,901
5.348% due 12/03/2007	3,500	3,502
5.360% due 05/29/2008	2,600	2,601

		114,118

COMMERCIAL PAPER 4.7%
Bank of America Corp.
5.195% due 07/24/2007	63,300	62,249

UBS Finance Delaware LLC
5.145% due 08/01/2007	23,300	22,884
5.185% due 08/01/2007	26,300	25,927

		111,060

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	22,000	22,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $22,415. Repurchase proceeds are $22,009.)

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	428	428

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $438. Repurchase proceeds are $428.)

U.S. TREASURY BILLS 1.2%
4.963% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	28,925	28,631

Total Short-Term Instruments (Cost $276,260)		276,237

PURCHASED OPTIONS (i) 0.7%
(Cost $19,612)		15,507

Total Investments (f) 172.7% (Cost $4,060,471)		$4,051,501

Written Options (j) (0.5%) (Premiums $13,453)		(10,398)

Other Assets and Liabilities (Net) (72.2%)		(1,694,303)

Net Assets 100.0%		$2,346,800

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $10,641 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,483 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $81,074 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $15,267 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	45	$(14)
90-Day Eurodollar June Futures	Long	06/2009	222	215
90-Day Eurodollar March Futures	Long	03/2009	236	240
90-Day Eurodollar September Futures	Long	09/2007	2,583	(1,016)
90-Day Euroyen December Futures	Long	12/2007	1,561	77
Euro-Bobl 5-Year Note June Futures	Long	06/2007	449	(385)
Euro-Bobl 5-Year Note March Futures Put Options Strike @ EUR 105.500	Long	06/2007	450	0
Euro-Bund 10-Year Note June Futures	Long	06/2007	3,283	(3,992)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	244	26
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	105	31
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	3,108	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 110.500	Long	06/2007	572	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	244	45
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	105	(24)
Japan Government 10-Year Bond June Futures	Long	06/2007	348	(314)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	864	438
U.S. Treasury 10-Year Note June Futures	Long	06/2007	207	(39)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	85	145
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	560	(343)

				$(4,910)

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	13,400	$(24)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		4,400	(5)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		13,800	(35)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,500	(2)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,600	(2)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		8,800	(22)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	619,000	47
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$700	0
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	473
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,400	(1)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		500	1
Barclays Bank PLC	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.490%	)	06/20/2012		1,000	3
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,900	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		700	(6)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		2,000	(11)
Bear Stearns & Co., Inc.	HJ Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		800	(3)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.480%	)	06/20/2012		2,000	6
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		800	(5)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015		2,200	52
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		800	(7)
Citibank N.A.	Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011		1,600	(4)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		1,600	(26)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016		1,600	6
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008		1,800	(1)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013		2,300	(14)

64	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	$2,600	$(4)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	700	8
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	2,300	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,000	(4)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014	1,100	24
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,000	11
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	162,000	1,060
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	6,700	1
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	3,000	(14)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	4,200	98
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	7,600	203
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	700	(5)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	4,200	(253)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.055%	)	08/20/2016	2,400	(131)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	2,200	29
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	2,600	4
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	2,100	(2)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	25,700	621
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	11,700	316
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,300	147
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,400	(5)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	2,200	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	2,900	(180)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016	6,500	(393)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016	14,300	(784)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	16,400	97
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	4,900	9
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	18
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	3,700	14
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	2,100	0
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	2,300	32
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	9,920	89
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	100	(5)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	1,700	1
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	700	(9)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	11,200	316
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	700	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	6,200	(394)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	4,900	33
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	2,000	(8)
Royal Bank of Canada	JPMorgan Chase & Co. 5.058% 02/22/2021	Buy	(0.310%	)	03/20/2016	1,900	2
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	700	(2)

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	$1,100	$(13)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	2,900	(15)
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	2,900	(5)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	2,200	19
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	4,200	30
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	10,600	70

							$1,482

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	117,500	$(54)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,900	(8)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(1,899)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	1,617
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		193,200	(78)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		55,800	(80)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(252)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	228
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(252)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	230
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		102,500	(51)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		16,800	(89)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015	CAD	3,000	101
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(11)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	342
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	8
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	209
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	44
Credit Suisse First Boston	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		9,400	(239)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	12
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	2,438
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(18)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		8,600	175
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	1,941
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		41,000	(907)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(2,133)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		44,000	885
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		32,300	(868)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	1
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	198
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	4,605
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		50,100	(736)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(25)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	383
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	1,600	(83)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	27
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		4,500	(39)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	999
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,900	(122)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(193)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,000	(15)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		38,500	(1,026)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(862)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	729
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(1,139)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,100	(748)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		1,300	(30)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,300	347
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(491)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	(438)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(594)

66	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	3,400	$184
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	(215)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,250,000	(140)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		45,250,000	540
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		17,900,000	(31)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,000,000	77
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,280,000	5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	(578)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		24,860,000	(2,665)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,530,000	(129)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	76
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		26,450,000	(63)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,603)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		10,060,000	112
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,110,000	(124)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(710)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,990,000	(41)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		93,790,000	(49)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		15,100,000	200
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(27)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		2,490,000	(48)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		810,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		940,000	28
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	88,000	235
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		90,000	536
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	163
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		421,100	(25)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	79
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	103
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$4,600	105
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2009		18,100	6
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,800	56
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		13,800	80
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		63,000	1,329
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,400	391
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $231	12/07/2007		18,500	63
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	48
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		29,000	99
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		12,200	(122)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		3,200	19
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,600	80
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $258	12/07/2007		22,000	96
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,600	(66)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		11,600	68
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,000	(110)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		8,200	11
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		41,300	(67)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		124,800	730
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,000	159
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		10,200	(347)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		54,600	483
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		28,000	(767)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(43)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		30,100	(54)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		216,200	2,886
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		9,400	(245)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		25,100	107
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(94)

							$2,424

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 120.000	05/25/2007	215	$4	$3
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.000	05/25/2007	804	15	13
Put - CBOT U.S. Treasury 30-Year Bond June Futures	102.000	05/25/2007	418	8	7
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	550	5	0

				$32	$23

See Accompanying Notes	Annual Report	March 31, 2007	67

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	23,200	$120	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		66,500	343	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		16,000	88	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		38,500	198	23
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		68,800	319	2
Call -OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		91,000	514	58
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		50,000	238	175
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		34,900	191	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		16,500	89	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		54,700	288	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		80,500	453	47
Call - OTC 2 -Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		31,500	180	23
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	280	219
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$208,000	770	577
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		52,900	205	380
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,235
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	979
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		20,000	83	33
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		121,800	317	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,680	2,434
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	4,228
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		64,000	235	409

								$13,701	$10,894

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$ 103.094	05/07/2007	$261,000	$30	$2
Call - OTC Fannie Mae 5.000% due 06/01/2037	103.625	06/05/2007	279,000	33	6
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.188	06/05/2007	75,000	9	1
Call - OTC U.S. Treasury Notes 4.500% due 02/15/2016	105.000	05/25/2007	48,000	6	0
Call - OTC U.S. Treasury Notes 4.625% due 11/15/2016	106.000	05/25/2007	65,600	8	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	90.000	06/05/2007	107,732	13	6
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.000	06/05/2007	30,000	3	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.125	06/05/2007	454,100	53	13
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	874,500	102	30
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	260,000	30	16
Put - OTC Fannie Mae 6.500% due 06/01/2037	94.875	06/05/2007	57,000	7	2

				$294	$76

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar	EUR	1.160	04/04/2007	EUR	400,000	$26	$0
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$22,300	224	378
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	615
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	843
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	132
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,432	759
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	1,435
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	306
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	232

						$5,585	$4,700

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$4,900	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	50,200	0	(97)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	25,400	0	(30)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	11,300	0	(58)

					$0	$(186)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

68	PIMCO Funds	See Accompanying Notes

March 31, 2007

(j)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	26,000	$442	$5
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		11,000	202	22
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		19,600	358	4
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		26,000	518	51
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		12,500	235	120
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		4,700	95	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		15,900	271	3
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		23,000	463	45
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		9,000	180	18
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	173
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$91,000	746	646
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	331
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		16,200	181	168
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,200
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		7,500	98	78
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	869
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		26,200	283	157
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		8,800	92	62
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,790	2,146
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	3,544
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		27,000	229	435

								$13,249	$10,077

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	117.500	04/05/2007	$22,500	$91	$167
Call - OTC U.S. dollar versus Japanese yen		118.000	04/05/2007	29,400	113	154

					$204	$321

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,345	$4,238	0.18%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$55,000	$53,404	$53,144
Fannie Mae	5.000%	05/01/2037	190,000	184,140	183,588
Fannie Mae	5.500%	04/01/2037	18,500	18,327	18,309
Fannie Mae	6.000%	04/01/2037	900	910	907
U.S. Treasury Notes	3.000%	02/15/2009	100	97	98
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,342	5,409
U.S. Treasury Notes	4.250%	11/15/2013	31,850	31,340	31,807
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,960	1,991
U.S. Treasury Notes	4.500%	02/15/2016	48,000	47,702	47,927
U.S. Treasury Notes	4.625%	11/15/2016	65,600	66,014	66,660
U.S. Treasury Notes	5.125%	05/15/2016	32,000	33,238	33,817

				$442,474	$443,657

(3) Market value includes $3,032 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	69

Schedule of Investments Foreign Bond Fund (Unhedged) (cont.)	March 31, 2007

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	54,743	04/2007	$2,280	$0	$2,280
Sell		24,966	04/2007	0	(228)	(228)
Buy	BRL	5,875	05/2007	170	0	170
Sell		5,875	05/2007	0	(7)	(7)
Buy		8,418	06/2007	286	0	286
Buy		5,875	03/2008	2	0	2
Buy	CAD	38,562	04/2007	449	0	449
Sell		32,949	04/2007	0	(180)	(180)
Buy	CLP	402,000	05/2007	0	(19)	(19)
Buy		77,200	06/2007	0	(3)	(3)
Buy	CNY	79,422	05/2007	0	(8)	(8)
Sell		32,325	05/2007	16	0	16
Buy		90,741	08/2007	237	0	237
Buy		225,538	09/2007	345	0	345
Buy		105,305	11/2007	83	0	83
Buy		178,498	01/2008	4	(33)	(29)
Buy		281,717	03/2008	53	(29)	24
Buy	DKK	26,597	06/2007	57	0	57
Buy	EUR	595,827	04/2007	397	(19)	378
Buy	GBP	71,100	04/2007	1,094	0	1,094
Sell		27,072	04/2007	0	(380)	(380)
Buy	INR	5,506	05/2007	2	0	2
Buy		1,310	06/2007	0	0	0
Buy	JPY	26,099	04/2007	0	(3)	(3)
Sell		1,980,920	04/2007	55	0	55
Buy		54,352,831	05/2007	11,776	(96)	11,680
Buy	KRW	6,627,308	05/2007	0	(38)	(38)
Buy	MXN	213,860	04/2007	5	(168)	(163)
Sell		213,860	04/2007	0	(25)	(25)
Buy		213,860	03/2008	32	0	32
Buy	NOK	37,909	06/2007	82	0	82
Sell	NZD	112,837	04/2007	72	(2,632)	(2,560)
Buy	PLN	390	04/2007	4	0	4
Sell		390	04/2007	0	0	0
Buy		390	09/2007	0	0	0
Buy	RUB	1,007,289	01/2008	202	0	202
Buy	SEK	149,662	06/2007	148	0	148
Buy	SGD	4,164	04/2007	26	0	26
Buy		219	09/2007	1	0	1
Buy	TWD	93,778	05/2007	0	(1)	(1)
Buy	ZAR	8,983	06/2007	0	(24)	(24)

				$17,878	$(3,893)	$13,985

70	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.144% due 12/31/2049	JPY	500,000	$4,339

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,756

Total Aruba (Cost $6,141)			6,095

AUSTRALIA 0.3%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	501

Medallion Trust
5.590% due 07/12/2031		$677	678

Seven Media Group
6.000% due 02/07/2013	AUD	8,000	6,412

Total Australia (Cost $7,529)			7,591

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,716

Total Austria (Cost $13,780)			17,716

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008	EUR	10,500	14,632

Total Belgium (Cost $9,873)			14,632

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,483

Total Bermuda (Cost $1,476)			1,483

CANADA 0.3%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	2,200	2,340

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,623

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,879

Total Canada (Cost $6,766)			6,842

CAYMAN ISLANDS 1.7%
Foundation Re II Ltd.
12.110% due 11/26/2010		$1,650	1,680

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,402
1.815% due 12/31/2049		300,000	2,596
8.375% due 12/29/2049		$4,300	4,546

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,949

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,307

Mystic Re Ltd.
11.660% due 12/05/2008		$750	758

Pylon Ltd.
7.796% due 12/18/2008	EUR	1,350	1,843

Redwood Capital IX Ltd.
11.614% due 01/09/2008		$1,000	1,010
12.114% due 01/09/2008		2,000	2,021

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	12,188	$104

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	6,042

Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	4,005

Total Cayman Islands (Cost $42,672)			43,263

DENMARK 1.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,036	195

Nykredit Realkredit A/S
4.832% due 10/01/2038		11,999	2,121
6.000% due 10/01/2029		1,605	302

Realkredit Danmark A/S
4.510% due 10/01/2038		126,947	22,477

Total Denmark (Cost $24,237)			25,095

FRANCE 12.1%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,599

France Government Bond
4.000% due 04/25/2009		8,050	10,748
4.000% due 10/25/2009		30,070	40,151
4.000% due 04/25/2014		39,700	52,843
4.000% due 10/25/2014		106,900	142,152
4.000% due 04/25/2055		600	760
4.750% due 04/25/2035		1,100	1,578
5.250% due 04/25/2008		26,800	36,231
5.750% due 10/25/2032		11,800	19,266
6.000% due 10/25/2025		3,400	5,546

Total France (Cost $280,798)			310,874

GERMANY 22.9%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,927

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	440	588

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,923

Republic of Germany
4.000% due 07/04/2009		2,900	3,874
4.250% due 01/04/2014		63,452	85,800
4.250% due 07/04/2014		66,590	90,113
4.750% due 07/04/2034		4,300	6,195
5.000% due 07/04/2011		100	139
5.000% due 01/04/2012		8,400	11,693
5.250% due 07/04/2010		33,500	46,394
5.250% due 01/04/2011		28,400	39,526
5.375% due 01/04/2010		4,100	5,667
5.500% due 01/04/2031		22,150	34,930
5.625% due 01/04/2028		39,370	62,332
6.250% due 01/04/2024		7,600	12,603
6.250% due 01/04/2030		8,512	14,604
6.500% due 07/04/2027		95,560	166,042

Total Germany (Cost $584,818)			588,350

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	3,729

Landsbanki Islands HF
6.060% due 08/25/2009		2,400	2,432

Total Iceland (Cost $6,129)			6,161

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.3%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	$2,717

Celtic Residential Irish Mortgage Securitisation
4.076% due 06/13/2035		1,575	2,111

Emerald Mortgages PLC
4.116% due 04/15/2028		1,478	1,980
4.116% due 01/15/2035		411	551

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,005

Total Ireland (Cost $7,277)			8,364

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,755
5.500% due 11/01/2010		1,700	2,379

Siena Mortgages SpA
4.065% due 02/05/2037		848	1,135

Total Italy (Cost $8,190)			8,269

JAPAN 26.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	389

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,902

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,286
1.500% due 03/20/2011		12,710,000	109,687
1.500% due 03/20/2014		6,760,000	57,777
1.500% due 03/20/2015		5,200,000	44,175
1.600% due 06/20/2014		8,010,000	68,842
1.600% due 09/20/2014		5,710,000	48,988
2.300% due 05/20/2030		700,300	6,045
2.300% due 06/20/2035		7,380,000	62,306
2.400% due 03/20/2034		2,470,000	21,322
2.500% due 09/20/2035		4,060,000	35,707
2.500% due 06/20/2036		3,900,000	34,312

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,078,920	8,920
1.000% due 06/10/2016		3,463,460	28,898
1.100% due 12/10/2016		11,828,600	99,637

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,682

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	600,000	5,169
1.514% due 12/31/2049		400,000	3,418
1.744% due 12/31/2049		100,000	857
5.625% due 07/29/2049		$1,300	1,283

Total Japan (Cost $700,049)			675,602

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.139% due 12/10/2037	EUR	3,423	4,568

Lloyds TSB Capital
7.375% due 12/29/2049		500	747

SRM Investment Ltd.
4.063% due 08/26/2034		411	549

Total Jersey, Channel Islands (Cost $4,206)			5,864

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

See Accompanying Notes	Annual Report	March 31, 2007	71

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/01/2049		$3,200	$3,162

Pemex Project Funding Master Trust
8.850% due 09/15/2007		40	40

Total Mexico (Cost $3,240)			3,202

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,714

Total Netherlands Antilles (Cost $1,703)			1,714

NETHERLANDS 0.7%
Delphinus BV
4.037% due 04/25/2093	EUR	1,500	2,013

Dutch Mortgage Portfolio Loans BV
4.076% due 11/20/2035		1,166	1,565

Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		2,906	3,898

Generali Finance BV
5.479% due 02/28/2049		2,300	3,097

Holland Euro-Denominated Mortgage-Backed Series
4.016% due 04/18/2012		784	1,050

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,277

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$4,400	4,404

Total Netherlands (Cost $18,551)			19,304

NEW ZEALAND 0.1%
New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,947

Total New Zealand (Cost $1,231)			1,947

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	970

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007		$3,800	3,806

Total Russia (Cost $4,679)			4,776

SPAIN 2.9%
Hipotebansa Mortgage Securitization Fund
3.921% due 07/18/2022	EUR	924	1,234

Spain Government Bond
4.200% due 07/30/2013		2,200	2,960
4.200% due 01/31/2037		2,300	3,020
5.150% due 07/30/2009		37,730	51,632
5.350% due 10/31/2011		11,100	15,620

Total Spain (Cost $55,214)			74,466

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,816

Total Tunisia (Cost $5,562)			5,816

UNITED KINGDOM 7.3%
Bauhaus Securities Ltd.
4.092% due 10/30/2052	EUR	2,222	2,975

Dolerite Funding PLC
5.640% due 08/20/2032		$440	440

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
5.920% due 09/29/2049		$5,900	$5,791

HSBC Holdings PLC
6.500% due 05/02/2036		23,800	25,239

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,318

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		$6,500	6,506

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,411

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	28,564
4.750% due 06/07/2010		27,900	53,948
5.000% due 03/07/2012		12,830	25,013
8.000% due 09/27/2013		14,100	32,067

Total United Kingdom (Cost $180,575)			186,272

UNITED STATES 94.8%

ASSET-BACKED SECURITIES 2.0%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		247	254

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		107	107
5.720% due 10/27/2032		179	180

Citicorp Residential Mortgage Securities
5.410% due 03/25/2037		12,400	12,406

Countrywide Asset-Backed Certificates
5.420% due 09/25/2037		12,800	12,804

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		110	110

FBR Securitization Trust
5.440% due 10/25/2035		47	47
5.440% due 11/25/2035		248	248

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		25	25

First NLC Trust
5.440% due 02/25/2036		635	635

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		677	678

GSAMP Trust
5.430% due 11/25/2035		179	179

Home Equity Mortgage Trust
5.430% due 02/25/2036		238	238

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		424	424

Mesa Trust Asset-Backed Certificates
5.720% due 12/25/2031		526	528

Quest Trust
5.880% due 06/25/2034		348	349

Residential Asset Securities Corp.
5.410% due 01/25/2036		275	276
5.420% due 11/25/2035		269	269
5.820% due 07/25/2032		442	442

SG Mortgage Securities Trust
5.420% due 10/25/2035		55	55

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,928
5.316% due 10/27/2014		7,700	7,705

Soundview Home Equity Loan Trust
5.420% due 12/25/2035		266	266

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.550% due 10/25/2035		$9,901	$9,907

			51,069

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013		2,195	2,205

Georgia-Pacific Corp.
7.340% due 12/20/2012		4,524	4,552
7.364% due 12/20/2012		426	429

HCA, Inc.
7.614% due 11/14/2013		4,800	4,846

MGM Mirage
7.500% due 10/03/2011		1,000	987

			13,019

CORPORATE BONDS & NOTES 8.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,432

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,215
6.250% due 03/15/2037		$1,300	1,270

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,678

AT&T, Inc.
5.570% due 11/14/2008		500	502

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,046

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,499

Bank of America N.A.
5.350% due 12/18/2008		3,100	3,099

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,954

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,444
6.400% due 06/15/2016		4,300	4,319

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	418

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,557

CIT Group, Inc.
5.480% due 08/17/2009		7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008		2,100	2,189

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,679

CSX Corp.
6.750% due 03/15/2011		2,500	2,614

CVS Corp.
5.750% due 08/15/2011		900	917

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	991
5.690% due 03/13/2009		6,600	6,615
5.750% due 09/08/2011		1,500	1,525
5.820% due 09/10/2007		3,800	3,806

EchoStar DBS Corp.
5.750% due 10/01/2008		410	412
6.375% due 10/01/2011		700	706

Exelon Corp.
6.750% due 05/01/2011		900	938

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,159

72	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GATX Financial Corp.
5.125% due 04/15/2010		$500	$498

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	928
5.380% due 12/12/2008		$4,800	4,805

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,522

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,409

GMAC LLC
6.000% due 12/15/2011		$4,300	4,175

Goldman Sachs Group, Inc.
5.800% due 03/22/2016		2,900	2,908

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		4,600	4,611

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,019

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,621

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,922
5.400% due 02/15/2012		2,700	2,737

JPMorgan & Co., Inc.
2.991% due 02/15/2012		4,670	4,841

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,951

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,784

Lennar Corp.
5.950% due 10/17/2011		900	899

Loews Corp.
5.250% due 03/15/2016		1,200	1,179

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,182

Masco Corp.
5.875% due 07/15/2012		1,000	1,014

May Department Stores Co.
4.800% due 07/15/2009		900	891

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		3,800	3,802

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		600	657

Mizuho JGB Investment LLC
9.870% due 12/31/2049		1,200	1,263

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,458

Morgan Stanley
5.840% due 10/15/2015		5,100	5,132

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,174

Qwest Communications International, Inc.
8.860% due 02/15/2009		600	609

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,766

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,161

Ryder System, Inc.
3.500% due 03/15/2009		900	868

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,909

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southwest Airlines Co.
6.500% due 03/01/2012	$500	$523

Time Warner, Inc.
5.590% due 11/13/2009	3,400	3,408

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,719

Toyota Motor Credit Corp.
5.330% due 10/12/2007	11,800	11,805

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	504

U.S. Bancorp
5.350% due 04/28/2009	8,200	8,206

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,189

Xerox Corp.
9.750% due 01/15/2009	2,600	2,801

		204,643

MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	5,392	5,326

Bear Stearns Alt-A Trust
5.830% due 11/25/2036	8,155	8,233

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	17,451	17,272
4.900% due 12/25/2035	943	940

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,755

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,038

Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035	83	83

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	576	574
5.540% due 11/15/2019	566	567
5.629% due 05/25/2032	91	91

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,495	3,482

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	607	608

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,114

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,175	2,154

Impac CMB Trust
5.720% due 07/25/2033	218	218

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,617

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	548	547

MASTR Asset Securitization Trust
5.500% due 11/25/2017	904	897

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,214

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	762	765

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	415	418

Washington Mutual, Inc.
5.111% due 10/25/2032	442	441
5.580% due 11/25/2045	1,536	1,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.590% due 12/25/2027	$5,084	$5,087
5.630% due 01/25/2045	2,082	2,086
5.642% due 02/27/2034	1,455	1,470
6.129% due 05/25/2041	50	51

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,060	12,974

		103,564

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	830	902

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,330

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,085	2,305

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,493

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.300% due 06/01/2025	3,105	3,281
6.500% due 06/01/2023	1,780	1,780

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	556

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	600	644

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	311
5.500% due 06/01/2017	600	636

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,562

		17,861

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049	640	6,754

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 77.0%
Fannie Mae
4.190% due 11/01/2034	$11,450	11,342
4.946% due 12/01/2034	2,123	2,122
5.000% due 11/25/2032 - 04/01/2037	48,371	46,680
5.440% due 03/25/2034	352	353
5.500% due 11/01/2028 - 04/01/2037	87,658	86,938

See Accompanying Notes	Annual Report	March 31, 2007	73

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.649% due 04/01/2032	$160	$160
6.000% due 10/01/2034 - 07/25/2044	1,595,631	1,607,662
6.500% due 02/01/2026 - 04/01/2037	154,378	157,538
7.025% due 08/01/2023	212	215
7.075% due 01/01/2023	62	63
7.290% due 11/01/2022	19	19
7.362% due 12/01/2030	44	45

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,925

Freddie Mac
4.389% due 09/01/2035	930	920
5.000% due 03/15/2016 - 08/15/2035	10,723	10,189
5.670% due 12/15/2030	1,184	1,188
6.133% due 10/25/2044	11,348	11,448
6.816% due 06/01/2022	317	321
9.050% due 06/15/2019	6	6

Ginnie Mae
5.375% due 05/20/2022 - 05/20/2030	1,873	1,896
5.750% due 07/20/2022 - 08/20/2027	798	807
6.000% due 08/20/2034	6,320	6,477
6.125% due 11/20/2021 - 11/20/2030	335	339

Small Business Administration
5.980% due 05/01/2022	5,556	5,733
6.344% due 08/01/2011	1,721	1,781
6.640% due 02/01/2011	748	778

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,808
5.980% due 04/01/2036	1,855	2,027

		1,975,780

U.S. TREASURY OBLIGATIONS 2.3%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	330	327
2.000% due 01/15/2026	1,229	1,169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.375% due 01/15/2027	$13,913	$14,032
3.625% due 04/15/2028	1,244	1,515

U.S. Treasury Bonds
8.125% due 05/15/2021	13,800	18,328

U.S. Treasury Notes
3.500% due 12/15/2009	400	390
4.375% due 12/15/2010	15,600	15,524
4.625% due 02/29/2012	4,000	4,016
4.875% due 05/31/2011	4,500	4,573

		59,874

Total United States (Cost $2,434,211)		2,432,564

SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 5.6%
Barclays Bank PLC
5.281% due 03/17/2008	18,000	18,003

BNP Paribas
5.270% due 09/23/2008	25,700	25,689

Countrywide Funding Corp.
5.350% due 08/16/2007	12,100	12,100

Dexia Credit Local S.A.
5.270% due 09/29/2008	15,300	15,300

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,500

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	25,700	25,696

Societe Generale NY
5.270% due 03/25/2008	25,700	25,700

		142,988

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 1.8%
UBS Finance Delaware LLC
5.185% due 08/01/2007	$47,000	$46,333
5.205% due 08/01/2007	1,000	984

		47,317

REPURCHASE AGREEMENTS 1.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	43,000	43,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $43,805. Repurchase proceeds are $43,018.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,535	4,535

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $4,630. Repurchase proceeds are $4,537.)

U.S. TREASURY BILLS 1.4%
4.951% due 05/31/2007 - 06/14/2007 (a)(c)(d)(f)	35,915	35,554

Total Short-Term Instruments (Cost $273,399)		273,394

PURCHASED OPTIONS (h) 0.8%
(Cost $24,490)		19,894

Total Investments (e) 185.1% (Cost $4,707,696)		$4,750,451

Written Options (i) (0.5%) (Premiums $15,700)		(12,718)

Other Assets and Liabilities (Net) (84.6%)		(2,171,215)

Net Assets 100.0%		$2,566,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $13,870 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	Securities with an aggregate market value of $3,264 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $65,075 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $14,454 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	29	$(8)
90-Day Eurodollar March Futures	Long	03/2008	163	(6)
90-Day Eurodollar September Futures	Long	09/2007	7,615	(2,850)
90-Day Euroyen December Futures	Long	12/2007	2,672	104
Euro-Bund 10-Year Note June Futures	Long	06/2007	2,182	(2,174)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	267	29
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	108	32
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	2,182	0

74	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	267	$49
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	108	(25)
Japan Government 10-Year Bond June Futures	Long	06/2007	324	(306)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	259	58
U.S. Treasury 10-Year Note June Futures	Long	06/2007	36	(13)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	225	179
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	110	(123)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(67)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	515	(315)

				$(5,436)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$(17)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		5,200	(6)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		14,900	(39)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,700	(2)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,800	(3)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		12,700	(34)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	64
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	(1)
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011		900	4
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	473
Barclays Bank PLC	National Grid PLC	Buy	(0.208%	)	06/20/2011		4,300	(4)
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012		2,600	(3)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,700	(2)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,400	16
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(8)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010		500	(1)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011		2,700	27
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		2,400	(15)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(20)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(7)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015		2,500	22
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016		2,900	15
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	(10)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	(34)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009		900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	11
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012		500	(2)
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012		500	(2)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012		1,600	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,400	(5)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,500	33
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,400	15
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		179,200	1,084
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		2,000	5
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		7,500	2
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		500	6
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		19,900	533
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		1,000	(8)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		11,100	(669)

See Accompanying Notes	Annual Report	March 31, 2007	75

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	$700	$8
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	715
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	225
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	4
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(12)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	4,600	(285)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	4,300	(237)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016	12,100	(655)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	55
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	9,500	17
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	27
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	104
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	415
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	3
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016	8,700	(521)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	1,400	15
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(7)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	142
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	400	(19)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(13)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	611
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	0
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	7
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	12,100	(768)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	100
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,400	(10)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	(3)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	(3)
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	21
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	11
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	80

							$1,440

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	109,100	$(49)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(1,622)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	1,217
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		219,200	(94)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		67,600	(96)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(88)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	81
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(85)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	78
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		134,800	(67)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		43,700	(73)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		22,500	(120)

76	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	71,300	$(1,677)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	1,346
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,900	(62)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		10,000	44
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,900	73
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	246
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,800	(40)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(121)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	431
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	11
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	233
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	340
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	2,327
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	1,335
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	148
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	385
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/21/2036		3,800	38
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Receive	1.995%	03/15/2012		9,100	12
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	1,793
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	7
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(212)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	1,490
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,600	53
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	171
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		25,200	(660)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(37)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,000	80
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(140)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	30
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	2,151
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		53,500	(1,510)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(1,407)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	458
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	72,950	(3,883)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(41)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	77
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	(39)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		14,600	740
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	934
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(202)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(363)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	(22)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	80
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	603
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		17,100	(448)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,452)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	1,365
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(224)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(154)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,900	255
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(573)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(612)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(179)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,100	228
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		19,300	(932)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,800,000	(202)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		34,280,000	365
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		4,170,000	(403)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(34)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	83
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	13
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	6
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(566)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		22,630,000	(2,426)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(22)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(854)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		3,310,000	(279)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	29
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	109
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(69)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	124
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		7,490,000	(838)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(764)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		13,850,000	(57)

See Accompanying Notes	Annual Report	March 31, 2007	77

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	75,220,000	$(82)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	218
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		700,000	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	85,000	227
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		116,000	705
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	118
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		454,700	(41)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	79
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		41,000	109
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$16,700	247
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,500	206
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	178
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	518
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $285	12/07/2007		22,800	77
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		13,700	(137)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,200	48
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $254	12/07/2007		21,900	98
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		110,400	(1,104)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		54,100	316
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		16,000	22
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	474
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		65,000	218
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		129,100	755
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		26,200	597
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,000	(2)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	232
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		10,000	(340)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,800	(40)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		190,400	894
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		21,600	(564)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	66
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(875)

							$(845)

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 103.000	05/25/2007	159	$3	$2
Put - CBOT U.S. Treasury 30-Year Bond June Futures	105.000	05/25/2007	32	1	1

				$4	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	43,300	$224	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		49,000	253	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		21,000	115	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		45,500	234	27
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		88,000	408	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		20,000	77	61
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	20
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		64,000	350	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		16,200	87	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		63,900	336	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		94,500	532	55
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.188%	09/14/2007		108,500	620	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		35,000	200	26
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	231
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$238,000	881	660
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		106,700	413	766
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,420
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009		9,700	502	734
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009		9,700	676	142
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	153
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		108,000	447	176
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		169,600	441	94
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,911	5,663
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	3,632

								$16,757	$13,942

78	PIMCO Funds	See Accompanying Notes

March 31, 2007

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 116.000	12/05/2007	$28,000	$281	$475
Call - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	966
Put - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	1,324
Call - OTC U.S. dollar versus Japanese yen	120.000	01/18/2008	22,400	271	148
Call - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	2,033	1,078
Put - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	1,830	2,038
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	48	51
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	37	39

				$7,432	$6,119

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$ 103.625	05/07/2007	$254,000	$30	$1
Call - OTC Fannie Mae 5.000% due 06/01/2037	103.625	06/05/2007	56,900	7	1
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.750	06/05/2007	242,500	28	7
Call - OTC U.S. Treasury Notes 5.125% due 05/15/2016	109.500	05/25/2007	112,200	13	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.125	06/05/2007	461,000	54	13
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	933,700	110	32
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	385,300	45	19
Put - OTC Fannie Mae 6.500% due 06/01/2037	94.875	06/05/2007	86,400	10	3

				$297	$76

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$4,000	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	35,100	0	(41)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	40,000	0	(204)

					$0	$(246)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	27,000	$459	$5
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		13,000	239	26
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	5
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,400	27	13
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		18,500	314	4
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		27,000	543	53
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		41,000	820	81
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	298
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$104,000	853	738
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	667
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	311
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,381
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	102
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	136
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		36,500	394	219
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	4,904
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,095

								$15,478	$12,374

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 117.500	04/05/2007	$21,600	$87	$161
Call - OTC U.S. dollar versus Japanese yen	118.000	04/05/2007	35,200	135	183

				$222	$344

See Accompanying Notes	Annual Report	March 31, 2007	79

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2007

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,390	$4,318	0.17%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$49,000	$47,559	$47,346
Fannie Mae	5.000%	05/01/2037	280,100	271,461	270,647
Fannie Mae	5.500%	04/01/2037	45,050	44,660	44,585
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,859	15,905
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,653	25,111
U.S. Treasury Notes	4.000%	02/15/2015	15,200	14,636	14,691
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,856	4,918
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,616	13,782
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,598	24,983
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,540	25,661
U.S. Treasury Notes	4.625%	02/29/2012	3,900	3,926	3,932
U.S. Treasury Notes	4.625%	11/15/2016	119,800	120,557	121,736
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,572	4,650
U.S. Treasury Notes	5.125%	05/15/2016	145,380	151,004	153,633

				$767,497	$771,580

(3) Market value includes $7,306 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	66,519	04/2007	$2,791	$0	$2,791
Sell		48,009	04/2007	6	(286)	(280)
Buy	BRL	2,588	05/2007	94	0	94
Sell		2,588	05/2007	0	(3)	(3)
Buy		13,158	06/2007	420	0	420
Buy		2,588	03/2008	1	0	1
Buy	CAD	3,496	04/2007	41	0	41
Sell		34,215	04/2007	0	(331)	(331)
Buy	CLP	296,000	05/2007	0	(14)	(14)
Buy		203,300	06/2007	0	(9)	(9)
Buy	CNY	135,733	05/2007	0	(13)	(13)
Sell		55,245	05/2007	27	0	27
Buy		113,995	08/2007	298	0	298
Buy		193,360	09/2007	337	0	337
Buy		97,896	11/2007	60	0	60
Buy		241,344	01/2008	6	(42)	(36)
Buy		249,474	03/2008	53	(29)	24
Sell	DKK	147,370	06/2007	0	(316)	(316)
Buy	EUR	9,014	04/2007	6	(20)	(14)
Sell		396,296	04/2007	0	(265)	(265)
Buy	GBP	144	04/2007	5	0	5
Sell		108,968	04/2007	0	(1,201)	(1,201)
Sell	HKD	1,587	05/2007	0	0	0
Buy	INR	21,887	05/2007	8	0	8
Sell	JPY	268,560	04/2007	0	(8)	(8)
Sell		79,724,912	05/2007	150	(17,318)	(17,168)
Buy	KRW	5,133,125	05/2007	0	(21)	(21)
Buy		642,500	06/2007	2	0	2
Buy		1,033,648	09/2007	4	0	4
Buy	MXN	243,523	04/2007	6	(266)	(260)
Sell		243,523	04/2007	34	0	34
Buy		243,523	03/2008	0	(28)	(28)
Buy	NOK	42,224	06/2007	92	0	92
Sell	NZD	125,004	04/2007	37	(3,692)	(3,655)
Buy	PLN	484	04/2007	6	0	6
Sell		484	04/2007	0	(1)	(1)
Buy		484	09/2007	1	0	1
Buy	RUB	15,371	09/2007	4	0	4
Buy		16,234	11/2007	13	0	13
Buy		1,078,485	01/2008	217	0	217
Buy	SGD	9,419	04/2007	58	0	58
Sell		756	05/2007	0	(5)	(5)
Buy	TWD	166,700	05/2007	0	(2)	(2)

				$4,777	$(23,870)	$(19,093)

80	PIMCO Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged)	March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
AUSTRALIA 0.1%
Medallion Trust
5.590% due 07/12/2031		$115	$115

Total Australia (Cost $115)			115

BELGIUM 0.2%
Belgium Government Bond
7.500% due 07/29/2008	EUR	250	348

Total Belgium (Cost $235)			348

CANADA 0.1%
Rogers Wireless, Inc.
7.625% due 12/15/2011	CAD	300	289

Total Canada (Cost $251)			289

CAYMAN ISLANDS 0.9%
Mizuho Finance Cayman Ltd.
8.375% due 12/29/2049		$700	740

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		800	818

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	392

SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	802	7

Total Cayman Islands (Cost $1,903)			1,957

DENMARK 1.3%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	36	7

Nykredit Realkredit A/S
6.000% due 10/01/2029		226	42

Realkredit Danmark A/S
4.510% due 10/01/2038		14,971	2,651

Total Denmark (Cost $2,634)			2,700

FRANCE 9.0%
Axa S.A.
3.750% due 01/01/2017	EUR	50	96

France Government Bond
4.000% due 10/25/2009		2,260	3,018
4.000% due 04/25/2014		9,300	12,379
4.000% due 10/25/2014		700	931
4.750% due 04/25/2035		100	143
5.750% due 10/25/2032		1,300	2,122

Total France (Cost $17,772)			18,689

GERMANY 21.6%
Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	90	120

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		210	282

Republic of Germany
3.500% due 10/09/2009		1,000	1,320
4.000% due 07/04/2009		100	134
4.250% due 01/04/2014		3,800	5,138
4.250% due 07/04/2014		6,900	9,337
4.750% due 07/04/2034		700	1,009
5.000% due 01/04/2012		100	139
5.250% due 07/04/2010		1,300	1,800
5.250% due 01/04/2011		6,600	9,186
5.625% due 01/04/2028		4,740	7,505

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.250% due 01/04/2024	EUR	600	$995
6.500% due 07/04/2027		4,340	7,541

Total Germany (Cost $44,386)			44,506

ICELAND 0.4%
Glitnir Banki HF
5.830% due 01/18/2012		$400	403

Kaupthing Bank HF
5.750% due 10/04/2011		200	202

Landsbanki Islands HF
6.060% due 08/25/2009		200	203

Total Iceland (Cost $801)			808

IRELAND 1.4%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,717

Emerald Mortgages PLC
4.116% due 01/15/2035		51	69

Lusitano Mortgages PLC
4.169% due 12/15/2035		124	167

Total Ireland (Cost $2,813)			2,953

ITALY 2.0%
Italy Buoni Poliennali Del Tesoro
4.500% due 05/01/2009	EUR	1,280	1,726
5.500% due 11/01/2010		400	560

Siena Mortgages SpA
4.123% due 12/16/2038		1,305	1,748

Total Italy (Cost $3,882)			4,034

JAPAN 23.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		200	259

Japan Government Bond
0.700% due 09/20/2008	JPY	310,000	2,630
1.400% due 09/20/2011		270,000	2,319
1.500% due 03/20/2011		910,000	7,853
1.500% due 03/20/2014		160,000	1,367
1.500% due 03/20/2015		100,000	850
1.600% due 06/20/2014		600,000	5,157
1.600% due 09/20/2014		490,000	4,204
2.300% due 05/20/2030		40,000	345
2.300% due 06/20/2035		440,000	3,715
2.400% due 03/20/2034		180,000	1,554
2.500% due 09/20/2035		440,000	3,870
2.500% due 06/20/2036		290,000	2,551

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		89,910	743
1.000% due 06/10/2016		300,300	2,506
1.100% due 12/10/2016		834,960	7,033

Resona Bank Ltd.
5.850% due 09/29/2049		$500	498

Sumitomo Mitsui Banking Corp.
1.514% due 12/31/2049	JPY	100,000	855
5.625% due 07/29/2049		$100	99

Total Japan (Cost $50,105)			48,408

JERSEY, CHANNEL ISLANDS 0.3%
Haus Ltd.
4.139% due 12/10/2037	EUR	546	729

Total Jersey, Channel Islands (Cost $528)			729

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.0%
Pemex Project Funding Master Trust
8.850% due 09/15/2007		$40	$41

Total Mexico (Cost $40)			41

NETHERLANDS 1.8%
Delphinus BV
4.037% due 04/25/2093	EUR	500	671
4.143% due 11/28/2031		422	565
4.172% due 06/25/2066		172	231

Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		969	1,300

Holland Euro-Denominated Mortgage-Backed Series
4.016% due 04/18/2012		112	150

Netherlands Government Bond
3.750% due 07/15/2014		200	262
5.000% due 07/15/2011		200	277

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$200	200

Total Netherlands (Cost $3,405)			3,656

RUSSIA 0.1%
VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007		$200	200

Total Russia (Cost $200)			200

SPAIN 1.7%
Hipotebansa Mortgage Securitization Fund
3.921% due 07/18/2022	EUR	171	229

Spain Government Bond
4.200% due 07/30/2013		400	538
5.150% due 07/30/2009		1,990	2,723

Total Spain (Cost $2,552)			3,490

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	300	379

Total Tunisia (Cost $363)			379

UNITED KINGDOM 4.9%
Bauhaus Securities Ltd.
4.092% due 10/30/2052	EUR	278	372

Dolerite Funding PLC
5.640% due 08/20/2032		$31	31

HBOS PLC
5.920% due 09/29/2049		500	491

HSBC Holdings PLC
6.500% due 05/02/2036		2,100	2,227

Lloyds TSB Bank PLC
5.625% due 07/15/2049	EUR	590	808

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		$600	600

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	94

United Kingdom Gilt
4.000% due 03/07/2009	GBP	60	115
5.000% due 03/07/2008		800	1,568
5.000% due 03/07/2012		900	1,754
8.000% due 09/27/2013		790	1,797

XL Capital Europe PLC
6.500% due 01/15/2012		$200	210

Total United Kingdom (Cost $9,642)			10,067

See Accompanying Notes	Annual Report	March 31, 2007	81

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
UNITED STATES 95.3%

ASSET-BACKED SECURITIES 0.7%
AFC Home Equity Loan Trust
6.030% due 12/22/2027		$19	$19

Amortizing Residential Collateral Trust
5.670% due 10/25/2031		15	16

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		10	10

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		8	8
5.770% due 03/25/2043		29	29

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		12	12

FBR Securitization Trust
5.440% due 11/25/2035		28	28

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		68	68

First NLC Trust
5.440% due 02/25/2036		42	42

GSAMP Trust
5.430% due 11/25/2035		13	13
5.610% due 03/25/2034		189	189

Quest Trust
5.880% due 06/25/2034		39	40

Renaissance Home Equity Loan Trust
5.820% due 12/25/2033		53	53

Residential Asset Mortgage Products, Inc.
5.880% due 06/25/2032		12	12

Residential Asset Securities Corp.
5.410% due 01/25/2036		69	69
5.820% due 07/25/2032		49	50

Structured Asset Securities Corp.
5.720% due 05/25/2034		50	50

Wells Fargo Home Equity Trust
5.550% due 10/25/2035		785	785

			1,493

CORPORATE BONDS & NOTES 7.3%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		100	102

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	394
6.250% due 03/15/2037		$100	98

AutoZone, Inc.
5.875% due 10/15/2012		100	102

Bank of America Corp.
5.370% due 11/06/2009		500	500

BellSouth Corp.
5.200% due 09/15/2014		200	197

Boston Scientific Corp.
5.450% due 06/15/2014		100	96
6.000% due 06/15/2011		200	203
6.400% due 06/15/2016		300	301

CenterPoint Energy, Inc.
5.875% due 06/01/2008		200	201

Charter One Bank N.A.
5.410% due 04/24/2009		1,000	1,000

CIT Group, Inc.
5.480% due 08/17/2009		600	601

CNA Financial Corp.
6.000% due 08/15/2011		300	307

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009		$1,000	$1,001

CVS Corp.
5.750% due 08/15/2011		200	204

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009		500	501
5.750% due 09/08/2011		100	102
5.820% due 09/10/2007		400	401

DR Horton, Inc.
6.000% due 04/15/2011		200	199

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		100	105

General Electric Capital Corp.
5.380% due 12/12/2008		300	300

General Motors Acceptance Corp.
6.000% due 04/01/2011		500	487

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	90,000	763

Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (i)	CAD	500	441

HJ Heinz Finance Co.
6.000% due 03/15/2012		$200	206

International Lease Finance Corp.
5.350% due 03/01/2012		200	201

JPMorgan & Co., Inc.
2.991% due 02/15/2012		100	104

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	176

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$200	197

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		300	299

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		100	100

Mizuho JGB Investment LLC
9.870% due 12/31/2049		400	421

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		300	312

Morgan Stanley
5.810% due 10/18/2016		200	201

Sabre Holdings Corp.
7.350% due 08/01/2011		200	197

Sara Lee Corp.
6.250% due 09/15/2011		200	207

SB Treasury Co. LLC
9.400% due 12/29/2049		900	942

Sealed Air Corp.
5.625% due 07/15/2013		200	201

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		300	316

Toyota Motor Credit Corp.
5.330% due 10/12/2007		800	800

U.S. Bancorp
5.350% due 04/28/2009		600	600

Viacom, Inc.
5.750% due 04/30/2011		200	203

Wal-Mart Stores, Inc.
5.250% due 06/16/2008		500	500

Xerox Corp.
9.750% due 01/15/2009		200	215

			15,004

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.7%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	$429	$424

Bear Stearns Alt-A Trust
5.830% due 11/25/2036	890	898

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	300	326

Countrywide Home Loan Mortgage Pass-Through Trust
5.700% due 09/25/2034	233	234

CS First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	30	30

GMAC Commercial Mortgage Securities, Inc.
6.420% due 05/15/2035	623	630

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	291	290

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	43	43

GSR Mortgage Loan Trust
3.402% due 06/25/2034	318	319

Impac CMB Trust
5.720% due 07/25/2033	37	37

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	600	631

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	79	80

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	28	28

Sequoia Mortgage Trust
5.670% due 07/20/2033	387	388

Structured Asset Mortgage Investments, Inc.
5.610% due 07/19/2034	79	79

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	811

Washington Mutual, Inc.
5.111% due 10/25/2032	31	31
5.590% due 12/25/2027	484	485
5.630% due 01/25/2045	189	190
5.642% due 02/27/2034	131	132
6.129% due 05/25/2041	58	58

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	971	964
5.245% due 04/25/2036	602	608

		7,716

MUNICIPAL BONDS & NOTES 0.7%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	200	221

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	100	101

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	380	395

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	100	105

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	400	407

		1,434

82	PIMCO Funds	See Accompanying Notes

March 31, 2007

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.9%
DG Funding Trust
7.600% due 12/31/2049	172	$1,815

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 75.8%
Fannie Mae
4.190% due 11/01/2034	$694	687
4.946% due 12/01/2034	253	253
5.000% due 08/01/2035	1,297	1,254
5.420% due 01/25/2021	339	338
5.500% due 10/01/2016 - 10/01/2035	12,647	12,547
5.570% due 06/25/2044	142	142
6.000% due 07/01/2036 - 07/25/2044	127,160	128,115
6.470% due 09/25/2012	1,000	1,075
6.500% due 09/01/2036 - 04/01/2037	6,591	6,726

Federal Home Loan Bank
5.750% due 08/15/2011	1,000	1,035

Freddie Mac
6.133% due 10/25/2044	623	629

Ginnie Mae
5.250% due 01/20/2030	52	53
5.375% due 05/20/2028 - 06/20/2030	201	204
5.750% due 07/20/2022 - 09/20/2026	126	128
5.920% due 02/16/2030	92	93
5.970% due 02/16/2030	90	91
6.000% due 08/20/2034	584	598
6.125% due 11/20/2021 - 12/20/2026	53	54

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Small Business Administration
6.640% due 02/01/2011	$102	$106

Tennessee Valley Authority
5.880% due 04/01/2036	1,000	1,081
7.140% due 05/23/2012	1,000	1,101

		156,310

U.S. TREASURY OBLIGATIONS 6.2%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	438	434
2.000% due 01/15/2026	102	97
2.375% due 01/15/2027	401	405
3.000% due 07/15/2012	1,013	1,062
3.500% due 01/15/2011	1,279	1,351

U.S. Treasury Bonds
8.125% due 08/15/2019	2,000	2,612
8.875% due 02/15/2019	4,900	6,697

U.S. Treasury Notes
4.375% due 12/15/2010	100	100

		12,758

Total United States (Cost $196,979)		196,530

SHORT-TERM INSTRUMENTS 10.3%

CERTIFICATES OF DEPOSIT 0.4%
Countrywide Funding Corp.
5.350% due 08/16/2007	$900	900

COMMERCIAL PAPER 6.4%
IXIS Commercial Paper Corp.
5.215% due 06/13/2007	1,000	989

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Natixis S.A.
5.400% due 04/02/2007	$5,100	$5,098

Societe Generale NY
5.380% due 04/02/2007	4,000	4,000

UBS Finance Delaware LLC
5.185% due 08/01/2007	3,200	3,154

		13,241

REPURCHASE AGREEMENTS 1.9%
State Street Bank and Trust Co.
4.900% due 04/02/2007	3,830	3,830

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $3,908. Repurchase proceeds are $3,832.)

U.S. TREASURY BILLS 1.6%
4.958% due 05/31/2007 - 06/14/2007 (a)(c)(e)	3,285	3,251

Total Short-Term Instruments (Cost $21,227)		21,222

PURCHASED OPTIONS (g) 0.6%
(Cost $1,550)		1,260

Total Investments (d) 175.7% (Cost $361,383)		$362,381

Written Options (h) (0.4%) (Premiums $913)		(735)

Other Assets and Liabilities (Net) (75.3%)		(155,393)

Net Assets 100.0%		$206,253

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $1,732 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $3,453 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,519 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2007	456	$(173)
90-Day Euroyen December Futures	Long	12/2007	254	9
Euro-Bund 10-Year Note June Futures	Long	06/2007	148	(148)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	18	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	9	3
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 110.500	Long	06/2007	169	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	18	3
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	9	(2)
Japan Government 10-Year Bond June Futures	Long	06/2007	21	(21)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	483	235
U.S. Treasury 10-Year Note June Futures	Long	06/2007	163	57
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	18	31

				$(4)

See Accompanying Notes	Annual Report	March 31, 2007	83

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	1,300	$(2)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		500	(1)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,100	(3)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		100	0
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		100	0
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		700	(2)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	59,000	5
Bank of America	DR Horton, Inc. 6.000% due 04/15/2011	Buy	(0.890%	)	06/20/2011		$200	3
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,200	42
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		200	0
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		300	2
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		200	(1)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		100	(1)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		200	(1)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		100	(2)
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008		200	0
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013		200	(1)
Deutsche Bank AG	Glitnir Banki HF. floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012		200	(1)
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		100	0
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		100	2
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		100	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,100	28
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		500	0
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		2,000	54
JPMorgan Chase & Co.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		200	(1)
JPMorgan Chase & Co.	Sabre Holdings Corp. 7.350% due 08/01/2011	Buy	(0.930%	)	09/20/2011		200	14
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		1,100	(66)
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		700	4
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011		3,600	87
Lehman Brothers, Inc.	CVS Corp. 5.750% due 08/15/2011	Buy	(0.210%	)	09/20/2011		200	0
Lehman Brothers, Inc.	Sealed Air Corp. 6.250% due 09/15/2011	Buy	(0.350%	)	09/20/2011		200	(1)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014		200	(1)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016		2,000	(110)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		1,700	9
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007		600	1
Merrill Lynch & Co., Inc.	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.510%	)	06/20/2011		200	1
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011		500	8
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012		200	0
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009		200	(1)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011		2,100	59
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016		1,200	(76)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		1,500	10
Royal Bank of Canada	JPMorgan Chase & Co. 6.750% due 02/01/2011	Buy	(0.310%	)	03/20/2016		200	0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009		200	(1)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011		100	(1)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011		200	(1)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012		200	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016		200	2
UBS AG	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016		400	3
UBS AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		1,000	7

								$68

84	PIMCO Funds	See Accompanying Notes

March 31, 2007

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	4,800	$(2)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,900	(158)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,900	117
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		23,700	(8)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		2,700	(4)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,400	(13)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		800	12
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		1,000	(9)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		600	9
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		7,200	(4)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		4,000	(21)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,100	(5)
UBS AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		6,300	(151)
UBS AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		3,500	117
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	800	3
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		600	20
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(11)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		6,300	144
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	1
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		300	2
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,000	63
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011		300	(6)
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		20,170	55
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	1
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		8,900	147
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(22)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,400	(52)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		100	(5)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		500	(7)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		300	(14)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		3,000	100
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,300	(68)
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		600	0
UBS AG	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		800	(39)
UBS AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		3,500	78
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,700	(14)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(36)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,500	29
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		100	1
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,100	110
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	14
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		100	(6)
Citibank N.A.	6-Month GBP-LIBOR	Receive	5.000%	12/16/2019		200	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,100	(32)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(21)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		300	42
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(3)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		1,800	(47)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		7,800	(403)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		400	(24)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	20
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(44)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		300	16
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		200	3
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		600	(23)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	150,000	(17)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		590,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		60,000	(6)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,500,000	(3)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2010		200,000	(14)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		800,000	7
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		340,000	2
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		210,000	0
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,730,000	(185)

See Accompanying Notes	Annual Report	March 31, 2007	85

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	110,000	$(27)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		270,000	(23)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		900,000	9
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,990,000	(5)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		910,000	10
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		990,000	(111)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		500,000	(80)
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,410,000	(5)
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,980,000	(7)
UBS AG	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		1,300,000	17
UBS AG	6-Month JPY-LIBOR	Receive	0.800%	03/20/2012		540,000	(41)
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		20,000	(1)
UBS AG	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		50,000	1
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	6,000	16
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		9,000	54
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		3,000	17
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		28,300	1
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		1,000	6
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		4,000	11
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$12,600	287
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		24,500	170
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,100	16
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,200	26
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		2,700	47
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $21	12/07/2007		1,700	6
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		10,500	(105)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		10,400	61
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,000	1
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,000	23
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		9,300	54
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		1,600	36
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,600	(89)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		13,800	98
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,100	53
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		16,600	(565)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		1,700	(15)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		13,000	33
UBS AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		300	(14)

							$(400)

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 101.500	05/25/2007	321	$6	$5
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.500	05/25/2007	155	3	3

				$9	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	5,400	$28	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		3,500	18	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		3,000	16	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		3,500	18	2
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		4,900	23	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		7,000	39	4
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		4,800	23	17
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		4,000	22	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		3,500	19	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		3,500	20	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		7,000	39	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		3,500	20	3
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$16,000	59	44
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		9,200	36	66
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		17,500	113	118
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009		400	21	30
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009		400	28	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		48,000	238	345
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		26,700	162	144

								$942	$783

86	PIMCO Funds	See Accompanying Notes

March 31, 2007

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007	$2,000	$20	$34
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008	3,000	100	66
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008	3,000	100	90
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008	1,600	19	11
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008	5,200	182	97
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008	5,200	164	182

					$585	$480

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 6.000% due 06/01/2037	$89.250	06/05/2007	$12,000	$1	$0
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	109,000	13	4

				$14	$4

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	$5,100	$0	$(6)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	1,700	0	(9)

					$0	$(15)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	2,600	$44	$0
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		1,000	18	2
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,400	26	0
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		2,000	40	4
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,200	23	12
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		1,000	20	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	18	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		2,000	40	4
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		1,000	20	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$7,000	57	50
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		4,000	36	58
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		1,900	21	20
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		7,600	110	114
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		1,400	18	14
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		20,800	250	299
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		11,600	154	127

								$895	$706

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	117.500	04/05/2007	$2,200	$9	$16
Call - OTC U.S. dollar versus Japanese yen		118.000	04/05/2007	2,400	9	13

					$18	$29

(i)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$453	$441	0.21%

See Accompanying Notes	Annual Report	March 31, 2007	87

Schedule of Investments Global Bond Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2007

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$11,000	$10,651	$10,629
Fannie Mae	5.000%	05/01/2037	21,000	20,352	20,291
Fannie Mae	5.500%	04/01/2037	950	941	940
U.S. Treasury Bonds	4.500%	02/15/2036	7,000	6,749	6,658
U.S. Treasury Notes	3.000%	02/15/2009	300	292	293
U.S. Treasury Notes	4.625%	11/15/2016	9,100	9,157	9,247
U.S. Treasury Notes	5.125%	05/15/2016	6,100	6,336	6,446

				$54,478	$54,504

(3) Market value includes $365 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	4,280	04/2007	$180	$0	$180
Sell		2,788	04/2007	0	(25)	(25)
Buy	BRL	212	05/2007	8	0	8
Sell		212	05/2007	0	0	0
Buy		809	06/2007	28	0	28
Buy		212	03/2008	0	0	0
Buy	CAD	159	04/2007	2	0	2
Sell		2,659	04/2007	0	(25)	(25)
Buy	CLP	8,300	06/2007	0	0	0
Buy		18,098	11/2007	0	0	0
Buy	CNY	15,689	05/2007	0	(1)	(1)
Sell		6,385	05/2007	3	0	3
Buy		8,337	08/2007	22	0	22
Buy		7,880	09/2007	23	0	23
Buy		15,578	11/2007	13	0	13
Buy		15,452	01/2008	1	(2)	(1)
Buy		20,561	03/2008	4	(2)	2
Sell	DKK	15,856	06/2007	0	(34)	(34)
Buy	EUR	1,143	04/2007	2	(2)	0
Sell		39,348	04/2007	0	(26)	(26)
Buy	GBP	42	04/2007	0	0	0
Sell		4,105	04/2007	0	(64)	(64)
Sell	JPY	21,794	04/2007	0	(1)	(1)
Sell		5,851,654	05/2007	15	(1,227)	(1,212)
Buy	KRW	393,702	05/2007	0	(2)	(2)
Buy		66,300	06/2007	0	0	0
Buy		144,026	09/2007	0	0	0
Buy	MXN	19,571	04/2007	1	(19)	(18)
Sell		19,571	04/2007	4	0	4
Buy		19,571	03/2008	0	(4)	(4)
Buy	NOK	3,495	06/2007	8	0	8
Sell	NZD	9,592	04/2007	6	(245)	(239)
Buy	PLN	80	04/2007	0	0	0
Sell		80	04/2007	0	(1)	(1)
Buy		102	06/2007	0	0	0
Sell		80	03/2008	0	0	0
Buy	RUB	1,037	09/2007	0	0	0
Buy		1,394	11/2007	1	0	1
Buy		84,870	01/2008	16	0	16
Buy	SGD	743	04/2007	5	0	5
Buy	TWD	15,100	05/2007	0	0	0
Buy	ZAR	216	06/2007	0	(1)	(1)

				$342	$(1,681)	$(1,339)

88	PIMCO Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 129.1%
Fannie Mae
4.500% due 02/01/2020 (e)	$7,612	$7,372
5.000% due 01/01/2018 - 04/01/2037	7,168	6,997
5.500% due 04/01/2037	5,000	4,949
5.797% due 03/01/2018	14	14
6.000% due 04/01/2037	5,000	5,038
6.295% due 07/01/2011	5,696	5,762
6.500% due 04/01/2037	1,000	1,020
9.000% due 07/01/2018	10	11

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	4,990	4,829
5.246% due 06/01/2030	29	29
5.370% due 05/01/2019	14	15
6.675% due 05/01/2031	27	28
7.500% due 08/15/2029 (a)	37	7

Ginnie Mae
3.500% due 02/20/2026	10,536	10,410
4.000% due 01/20/2021	691	689
4.500% due 08/20/2033	1,956	1,846
5.000% due 07/20/2035 - 04/01/2037	41,407	40,307
5.250% due 02/20/2030	1,770	1,786
5.375% due 06/20/2021 - 05/20/2032	16,151	16,325
5.500% due 04/15/2025 - 04/01/2037	136,765	136,339
5.520% due 01/16/2031 - 02/16/2032	4,622	4,633
5.570% due 08/16/2032	996	999
5.620% due 12/16/2026 - 08/16/2031	868	872
5.625% due 02/20/2018 - 03/20/2018	26	26
5.720% due 06/16/2027	793	795
5.750% due 07/20/2018 - 08/20/2025	23	24
5.820% due 07/16/2028	169	172
5.870% due 04/16/2032	325	329
5.875% due 05/20/2016 - 05/16/2027	110	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.970% due 05/16/2029 - 06/20/2030	$708	$713
6.000% due 06/15/2009 - 04/01/2037	75,707	76,715
6.125% due 12/20/2017 - 10/20/2030	18	19
6.500% due 12/15/2023 - 04/01/2037	33,564	34,442
7.500% due 10/15/2022 - 06/15/2033	5,721	5,988

Small Business Administration
7.449% due 08/01/2010	48	50

Total U.S. Government Agencies (Cost $368,402)		369,707

MORTGAGE-BACKED SECURITIES 0.1%
CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	115	115

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	235	235

Total Mortgage-Backed Securities (Cost $350)		350

ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	19	19

Centex Home Equity
5.620% due 01/25/2032	42	42

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	91	91

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,672

Home Equity Asset Trust
5.920% due 11/25/2032	2	3

Saxon Asset Securities Trust
5.580% due 08/25/2032	16	16

Structured Asset Securities Corp.
5.610% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $1,906)		1,929

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.4%

COMMERCIAL PAPER 0.6%
Bank of America Corp.
5.220% due 07/24/2007	$600	$592

Natixis S.A.
5.400% due 04/02/2007	1,200	1,200

		1,792

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $2,040. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,858	3,858
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,936. Repurchase proceeds are $3,860.)

		5,858

U.S. TREASURY BILLS 0.7%
4.906% due 06/14/2007 (b)(c)(f)	2,130	2,106

Total Short-Term Instruments (Cost $9,759)		9,756

Total Investments (d) 133.3% (Cost $380,417)		$381,742

Other Assets and Liabilities (Net) (33.3%)		(95,430)

Net Assets 100.0%		$286,312

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $1,978 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $47 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $29,033 at a weighted average interest rate of 5.260%. On March 31, 2007, securities valued at $3,672 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $128 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	121	$27
90-Day Eurodollar June Futures	Long	06/2007	67	(9)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	20	14

				$32

See Accompanying Notes	Annual Report	March 31, 2007	89

Schedule of Investments GNMA Fund (Cont.)	March 31, 2007

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$207
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	20
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	(1)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	2,000	473
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	704
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	585
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(4)

							$1,984

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$250	$(15)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,500	(44)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,500	11

							$(48)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$4,000	$84
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	4,300	(25)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $316	07/01/2011	8,000	(300)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	6,100	(36)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	3,500	80

						$(197)

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$16,000	$15,889	$15,835
Fannie Mae	6.000%	04/01/2037	12,000	12,112	12,090
Ginnie Mae	5.500%	04/01/2037	16,000	15,985	15,915
Ginnie Mae	6.000%	04/01/2037	7,000	7,096	7,092

				$51,082	$50,932

90	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.0%
AES Corp.
7.120% due 04/30/2010	$4,950	$4,980
7.130% due 04/30/2010	1,050	1,059

Amadeus Global Travel Distribution S.A.
7.364% due 04/08/2012	4,044	4,047
8.070% due 04/08/2013	1,902	1,919
8.570% due 04/08/2014	1,879	1,903

Biomet, Inc.
6.000% due 03/08/2008	30,000	29,883

Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011	626	632
7.614% due 02/09/2011	8,091	8,164

Charter Communications Operating LLC
7.985% due 04/25/2013	14,250	14,245

Delphi Corp.
7.625% due 12/31/2007	1,000	1,006
8.125% due 12/31/2007	11,000	11,057

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,280

Ford Motor Co.
8.360% due 11/29/2013	29,676	29,814

Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	9,000	9,086

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	39,850

HCA, Inc.
7.614% due 11/14/2013	17,706	17,877

Headwaters, Inc.
7.320% due 04/30/2011	7,681	7,719

HealthSouth Corp.
8.620% due 02/02/2013	29,031	29,215

Hertz Corp.
5.350% due 12/21/2012	1,000	1,009
7.070% due 12/20/2012	2,201	2,221
7.070% due 12/21/2012	3,059	3,080
7.090% due 12/21/2012	340	343

Ineos Group Holdings PLC
7.580% due 10/07/2012	14,220	14,325
7.580% due 10/07/2013	1,237	1,257
8.080% due 10/07/2014	1,237	1,261

Intelsat Bermuda Ltd.
7.860% due 02/15/2014	34,750	34,865

JSG Holding PLC
7.735% due 11/29/2013	700	707
8.235% due 11/29/2014	700	707

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	15,961	15,992

Northwest Airlines, Inc.
7.850% due 08/22/2008	4,500	4,489

NTL Investment
7.360% due 01/06/2013	4,000	4,023

Primedia, Inc.
7.570% due 09/30/2013	1,990	1,991

Reliant Energy, Inc.
5.187% due 12/01/2010	2,357	2,378
7.695% due 12/01/2010	3,143	3,170

Rexel S.A.
8.070% due 01/20/2013	2,000	2,013
8.570% due 04/10/2014	2,000	2,021

Rite Aid Corp.
9.000% due 11/08/2013	16,000	15,920

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Riverdeep Interactive
11.550% due 12/21/2014	$10,000	$10,000

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	27	27
8.090% due 11/01/2011	10,616	10,711

Sandridge Energy, Inc.
8.975% due 04/01/2015	13,500	13,736

Telesat Canada, Inc.
2.620% due 02/14/2008	27,500	27,418

Univision Communications, Inc.
6.250% due 09/15/2014	19,000	19,009

Verso Paper Holdings LLC
5.265% due 02/01/2013	2,200	2,210

VNU/Nielson Finance LLC
7.610% due 08/08/2013	5,486	5,539

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,516	6,744

Worldspan LP
5.360% due 12/07/2014	1,000	1,007
8.590% due 12/07/2013	995	1,002
8.610% due 12/07/2013	1,000	1,007

Total Bank Loan Obligations (Cost $449,708)		452,060

CORPORATE BONDS & NOTES 81.5%

BANKING & FINANCE 12.1%
AES Ironwood LLC
8.857% due 11/30/2025	48,099	54,352

AES Red Oak LLC
8.540% due 11/30/2019	14,399	15,731

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	35,204	40,165

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,174

Buffalo Thunder Development Authority
9.375% due 12/15/2014	5,400	5,535

C10 Capital SPV Ltd.
6.722% due 12/01/2049	10,500	10,374

Chukchansi Economic Development Authority
8.000% due 11/15/2013	675	701

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,021

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,880	1,852

Ford Motor Credit Co.
7.000% due 10/01/2013	4,300	4,002
7.250% due 10/25/2011	35,025	34,073
7.375% due 02/01/2011	142,444	140,213
8.000% due 12/15/2016	80,445	77,535
8.625% due 11/01/2010	8,265	8,441

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,762

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,896
6.750% due 12/01/2014	6,675	6,572
6.875% due 08/28/2012	21,890	21,826
7.000% due 02/01/2012	19,400	19,511
8.000% due 11/01/2031	32,700	35,157

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	7,900	8,325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Idearc, Inc.
8.000% due 11/15/2016	$41,200	$42,590

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,824

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,202

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	13,340	14,007

Petroleum Export Ltd. II
6.340% due 06/20/2011	17,540	17,324

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	53,986

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	2,500	2,587
7.175% due 05/16/2013	3,000	3,176

Sally Holdings LLC
9.250% due 11/15/2014	28,500	29,426

Sets Trust
8.850% due 04/02/2007	5,000	5,020

Tenneco, Inc.
8.625% due 11/15/2014	13,895	14,555
10.250% due 07/15/2013	30,680	33,595

Universal City Development Partners
11.750% due 04/01/2010	9,342	9,938

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	8,186
10.110% due 05/01/2010	1,133	1,174

Ventas Realty LP
6.500% due 06/01/2016	500	514
6.750% due 04/01/2017	9,750	10,140
7.125% due 06/01/2015	8,975	9,446
8.750% due 05/01/2009	11,940	12,716

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	84
10.732% due 01/01/2013 (n)	4,960	5,188

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,756

Yankee Acquisition Corp.
8.500% due 02/15/2015	18,875	19,205
9.750% due 02/15/2017	900	916

		900,808

INDUSTRIALS 55.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,525	6,166

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,465	15,736

Albertson’s, Inc.
7.450% due 08/01/2029	19,500	19,280
7.750% due 06/15/2026	7,800	7,938

Allied Waste North America, Inc.
7.125% due 05/15/2016	200	205
7.250% due 03/15/2015	41,251	42,282
7.875% due 04/15/2013	45,571	47,508

American Stores Co.
8.000% due 06/01/2026	12,400	13,360

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,789
7.250% due 05/20/2015	24,520	24,888

Aramark Corp.
8.500% due 02/01/2015	40,605	42,432

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,611

See Accompanying Notes	Annual Report	March 31, 2007	91

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Armor Holdings, Inc.
8.250% due 08/15/2013	$6,490	$6,847

ArvinMeritor, Inc.
8.125% due 09/15/2015	4,000	3,990
8.750% due 03/01/2012	26,365	27,354

Bombardier, Inc.
8.000% due 11/15/2014	15,050	15,652

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	34,025	36,705

Bowater Canada Finance
7.950% due 11/15/2011	20,520	20,058

Boyd Gaming Corp.
7.125% due 02/01/2016	13,715	13,509

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	13,859
8.250% due 07/01/2014	14,890	15,113

C8 Capital SPV Ltd.
6.640% due 12/31/2049	8,800	8,725

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,625

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	26,919

Cascades, Inc.
7.250% due 02/15/2013	12,980	13,045

CCO Holdings LLC
8.750% due 11/15/2013	101,300	105,352

CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	15,150	13,105

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,630
7.875% due 07/01/2011	19,500	18,964

Chart Industries, Inc.
9.875% due 10/15/2015	7,165	7,523

Chemtura Corp.
6.875% due 06/01/2016	7,920	7,702

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,770
6.875% due 01/15/2016	18,395	18,717
7.000% due 08/15/2014	26,015	26,926
7.500% due 06/15/2014	18,395	19,361
7.750% due 01/15/2015	3,175	3,326

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,361

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,723

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	2,375	2,458
7.750% due 05/15/2017	3,175	3,326

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	19,023	18,757
7.373% due 06/15/2017	1,152	1,159
7.566% due 09/15/2021	2,903	2,941

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	20,288

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,646
7.500% due 05/01/2011	7,000	7,228

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	10,200	10,544
7.750% due 11/15/2015	24,845	25,963

CSC Holdings, Inc.
6.750% due 04/15/2012	6,515	6,499
6.750% due 04/15/2012 (b)	625	623
7.625% due 04/01/2011	41,875	43,131

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaVita, Inc.
7.250% due 03/15/2015	$55,865	$56,773

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	39,417

Dex Media West LLC
9.875% due 08/15/2013	43,213	47,372

DirecTV Holdings LLC
8.375% due 03/15/2013	6,281	6,650

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,641	7,832

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,512

Dynegy Holdings, Inc.
7.125% due 05/15/2018	10,200	9,843
8.375% due 05/01/2016	8,450	8,830

EchoStar DBS Corp.
6.625% due 10/01/2014	12,760	12,872
7.000% due 10/01/2013	14,425	14,930
7.125% due 02/01/2016	56,370	58,484

El Paso Corp.
7.420% due 02/15/2037	2,000	2,115
7.750% due 01/15/2032	3,250	3,608
7.800% due 08/01/2031	38,422	42,648
8.050% due 10/15/2030	6,710	7,649

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,530

El Paso Production Holding Co.
7.750% due 06/01/2013	43,345	45,512

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	10,959
8.750% due 06/15/2012	13,843	14,431
8.780% due 08/01/2007 (n)	14,000	14,107
8.870% due 08/01/2009 (n)	7,300	7,613

Ford Motor Co.
7.450% due 07/16/2031	43,803	34,112

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	9,925	10,707
8.375% due 04/01/2017	32,900	35,655

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	49,325	49,633
9.125% due 12/15/2014 (c)	22,675	22,618

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	34,372

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,143

General Motors Corp.
8.100% due 06/15/2024	3,880	3,444
8.250% due 07/15/2023	64,830	58,671

Georgia-Pacific Corp.
7.000% due 01/15/2015	11,000	11,110
7.125% due 01/15/2017	13,650	13,752
7.250% due 06/01/2028	15,200	14,592
7.375% due 12/01/2025	34,185	33,160
7.750% due 11/15/2029	5,900	5,870
8.000% due 01/15/2024	47,475	47,950

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	9,000	9,720
9.000% due 07/01/2015	21,765	23,996

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	17,079

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,068

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,466

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HCA, Inc.
6.750% due 07/15/2013	$45,343	$41,942
7.190% due 11/15/2015	31,122	27,607
7.500% due 12/15/2023	4,000	3,414
7.690% due 06/15/2025	12,525	10,860
8.360% due 04/15/2024	4,890	4,478
9.000% due 12/15/2014	7,936	7,909
9.250% due 11/15/2016	83,755	90,560
9.625% due 11/15/2016 (c)	16,550	17,915

Health Management Associates, Inc.
6.125% due 04/15/2016	4,550	4,448

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,013
8.125% due 06/01/2012	7,575	7,689

Hertz Corp.
8.875% due 01/01/2014	52,300	56,615

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,748

Host Marriott LP
6.750% due 06/01/2016	7,495	7,589
7.125% due 11/01/2013	27,275	28,025

Ineos Group Holdings PLC
8.500% due 02/15/2016	46,425	44,684

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,925

Intelsat Bermuda Ltd.
6.500% due 11/01/2013	6,000	5,325
9.250% due 06/15/2016	21,850	24,308

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,531

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	13,390	14,026
8.625% due 01/15/2015	37,680	40,506

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	5,873	5,902

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,909	2,152
9.410% due 06/15/2010 (a)	805	793
10.000% due 06/15/2012 (a)	6,064	5,974

L-3 Communications Corp.
6.375% due 10/15/2015	19,905	19,830
7.625% due 06/15/2012	32,250	33,379

Legrand France
8.500% due 02/15/2025	16,775	19,794

Lyondell Chemical Co.
8.000% due 09/15/2014	12,875	13,551
8.250% due 09/15/2016	23,475	25,236

MGM Mirage
6.625% due 07/15/2015	26,780	25,843
6.750% due 04/01/2013	11,280	11,252
6.875% due 04/01/2016	13,650	13,343

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,701

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	505

Nalco Co.
7.750% due 11/15/2011	17,300	17,819
8.875% due 11/15/2013	22,850	24,392

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,432
6.625% due 04/15/2016	15,400	15,477

Norampac, Inc.
6.750% due 06/01/2013	12,879	12,799

92	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	$10,600	$11,395

Nortel Networks Ltd.
9.610% due 07/15/2011	2,000	2,150
10.125% due 07/15/2013	15,375	16,951
10.750% due 07/15/2016	9,175	10,230

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,590

Novelis, Inc.
7.250% due 02/15/2015	9,595	10,195

OPTI Canada, Inc.
8.250% due 12/15/2014	28,400	29,678

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	26,025	25,895
7.750% due 05/15/2011	7,350	7,626
8.750% due 11/15/2012	9,920	10,490
8.875% due 02/15/2009	5,000	5,125

Peabody Energy Corp.
6.875% due 03/15/2013	19,460	19,898
7.375% due 11/01/2016	2,000	2,115

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	13,725	13,759
8.375% due 05/01/2017	4,950	4,913

Plains Exploration & Production Co.
7.000% due 03/15/2017	2,825	2,853

Pogo Producing Co.
7.875% due 05/01/2013	7,710	7,806

PQ Corp.
7.500% due 02/15/2013	15,150	15,377

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,912

Primedia, Inc.
8.000% due 05/15/2013	11,850	12,324
8.875% due 05/15/2011	3,775	3,898

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,002

Qwest Communications International, Inc.
7.500% due 02/15/2014	148,156	153,341

Range Resources Corp.
7.500% due 05/15/2016	5,700	5,900

Reynolds American, Inc.
7.625% due 06/01/2016	20,395	21,799
7.750% due 06/01/2018	34,195	37,068

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,920
8.875% due 01/15/2016	59,085	63,073

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,725	15,020

Rocky River Realty
8.810% due 04/14/2007 (n)	75	75

Rogers Cable, Inc.
6.750% due 03/15/2015	10,520	10,941
8.750% due 05/01/2032	7,100	8,804

Roseton
7.270% due 11/08/2010	35,650	36,474
7.670% due 11/08/2016	38,885	41,242

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	22,968
7.500% due 10/15/2027	5,000	4,912

Sanmina-SCI Corp.
8.125% due 03/01/2016	23,895	22,581

SemGroup LP
8.750% due 11/15/2015	40,175	40,978

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sensata Technologies BV
8.000% due 05/01/2014	$40,525	$40,474

Service Corp. International
7.375% due 10/01/2014	6,325	6,610
7.625% due 10/01/2018	12,275	13,042

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,432

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,691
9.625% due 10/01/2012	17,351	18,522

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,225	8,081
8.375% due 07/01/2012	18,100	18,236

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,807

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,464

Station Casinos, Inc.
6.000% due 04/01/2012	1,625	1,582
6.500% due 02/01/2014	2,175	2,012
6.875% due 03/01/2016	24,025	22,133
7.750% due 08/15/2016	27,705	28,571

Suburban Propane Partners LP
6.875% due 12/15/2013	33,480	33,145

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,410	54,317

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,540

Supervalu, Inc.
7.500% due 11/15/2014	23,900	25,035

Telenet Group Holding NV
0.000% due 06/15/2014 (f)	981	925

Tenet Healthcare Corp.
7.375% due 02/01/2013	40,935	38,223
9.875% due 07/01/2014	560	568

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	3,081

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,444

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	9,154
7.500% due 07/18/2016	14,750	15,599

TransDigm, Inc.
7.750% due 07/15/2014	10,950	11,361

Triad Hospitals, Inc.
7.000% due 11/15/2013	37,033	38,838

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,915

TRW Automotive, Inc.
7.000% due 03/15/2014	7,300	7,190
7.250% due 03/15/2017	15,075	14,849

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

UGS Corp.
10.000% due 06/01/2012	3,500	3,846

United Airlines, Inc.
6.071% due 03/01/2013	4,351	4,381
6.201% due 03/01/2010	3,202	3,228
6.602% due 03/01/2015	4,020	4,078
7.032% due 10/01/2010	1,869	1,898

Unity Media GmbH
10.375% due 02/15/2015	11,350	12,088

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verso Paper Holdings LLC
9.125% due 08/01/2014	$35,255	$36,842

VWR International, Inc.
6.875% due 04/15/2012	12,440	12,627
8.000% due 04/15/2014	43,363	45,423

Williams Cos., Inc.
7.500% due 01/15/2031	10,900	11,608
7.625% due 07/15/2019	43,005	46,983
7.750% due 06/15/2031	4,271	4,591
7.875% due 09/01/2021	91,028	100,586
8.750% due 03/15/2032	1,000	1,158

Williams Partners LP
7.250% due 02/01/2017	6,125	6,508

Windstream Corp.
8.625% due 08/01/2016	9,810	10,779

Wynn Las Vegas LLC
6.625% due 12/01/2014	79,000	78,605

Xerox Capital Trust I
8.000% due 02/01/2027	24,530	25,143

		4,160,231

UTILITIES 13.7%
AES Corp.
8.750% due 05/15/2013	37,290	39,900

American Cellular Corp.
10.000% due 08/01/2011	3,902	4,151

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,840

Cincinnati Bell, Inc.
7.250% due 07/15/2013	21,375	22,283
8.375% due 01/15/2014	40,460	41,573

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,526
7.125% due 03/15/2019	21,700	21,591
7.450% due 07/01/2035	5,460	5,119
7.875% due 01/15/2027	14,025	14,411
9.000% due 08/15/2031	20,510	22,561

CMS Energy Corp.
6.875% due 12/15/2015	10,970	11,491

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,497

Edison Mission Energy
7.750% due 06/15/2016	12,615	13,214

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,285	29,416
10.889% due 05/01/2013	6,225	6,350

Homer City Funding LLC
8.734% due 10/01/2026	11,828	13,513

Insight Midwest LP
9.750% due 10/01/2009	14,923	15,203

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,098

MetroPCS Communications, Inc.
9.250% due 11/01/2014	500	531

Midwest Generation LLC
8.560% due 01/02/2016	77,682	85,014
8.750% due 05/01/2034	22,510	24,536

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	8,056
8.375% due 10/14/2010	7,300	7,767

Nextel Communications, Inc.
7.375% due 08/01/2015	42,855	44,366

See Accompanying Notes	Annual Report	March 31, 2007	93

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NRG Energy, Inc.
7.250% due 02/01/2014	$25,550	$26,253
7.375% due 02/01/2016	68,715	70,776
7.375% due 01/15/2017	15,025	15,457

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	67,221

Qwest Corp.
6.875% due 09/15/2033	5,000	4,850
7.200% due 11/10/2026	23,626	24,039
7.250% due 10/15/2035	2,735	2,742
7.500% due 06/15/2023	30,531	31,180
7.625% due 06/15/2015	4,710	5,051
8.875% due 03/15/2012	38,820	43,090

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	55,174
9.250% due 07/15/2010	36,595	38,745

Rogers Wireless, Inc.
7.500% due 03/15/2015	9,990	10,877

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	25,085

Sierra Pacific Resources
6.750% due 08/15/2017	17,230	17,675
7.803% due 06/15/2012	15,562	16,546
8.625% due 03/15/2014	15,942	17,325

South Point Energy Center LLC
8.400% due 05/30/2012 (k)	22,565	22,082

TECO Energy, Inc.
6.750% due 05/01/2015	5,300	5,598

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,516	20,750

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	49,374	53,077

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,804

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,187

		1,027,591

Total Corporate Bonds & Notes (Cost $5,899,646)		6,088,630

CONVERTIBLE BONDS & NOTES 0.9%
Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.750% due 11/15/2035	7,275	7,611

CMS Energy Corp.
2.875% due 12/01/2024	14,250	19,291

Deutsche Bank AG
0.000% due 05/28/2008	2,050	2,793
0.000% due 07/14/2008	4,900	4,565
0.000% due 07/25/2008	6,250	6,172
0.000% due 08/08/2008	2,750	3,315
0.000% due 09/29/2008	3,425	3,202
1.800% due 05/29/2009	5,000	4,787
2.000% due 10/07/2009	9,825	9,071

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	1,575	1,538

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (i)	4,650	5,631

Total Convertible Bonds & Notes (Cost $64,963)		68,838

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		$4,600	$4,601

Total Municipal Bonds & Notes (Cost $4,600)			4,601

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		28	28

Total U.S. Government Agencies (Cost $29)			28

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		683	673

Total Mortgage-Backed Securities (Cost $648)			673

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	460	622
6.974% due 04/08/2014		460	624

Bombardier, Inc.
7.250% due 11/15/2016		29,075	40,685

Cablecom GmbH
4.197% due 04/15/2011	CHF	32,756	26,971
5.000% due 04/15/2012		3,906	3,243

JSG Holding PLC
6.234% due 11/29/2013	EUR	1,090	1,469
6.335% due 11/29/2013		2,652	3,574
6.343% due 11/29/2013		726	979
6.362% due 11/29/2013		820	1,105
6.396% due 11/29/2013		1,413	1,904
6.734% due 11/29/2014		1,090	1,473
6.757% due 11/29/2014		726	982
6.835% due 11/29/2014		2,652	3,583
6.862% due 11/29/2014		820	1,107
6.896% due 11/29/2014		1,413	1,909
10.125% due 10/01/2012		9,461	13,697

Lighthouse International Co. S.A.
8.000% due 04/30/2014		27,700	40,287

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		12,300	16,616
6.579% due 11/30/2014		12,300	16,658
8.250% due 05/01/2016		18,275	26,671

NTL Cable PLC
8.750% due 04/15/2014		18,000	25,969

OI European Group BV
6.875% due 03/31/2017		2,000	2,657

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	13,820

Royal Bank of Scotland Group PLC
6.000% due 04/06/2011	GBP	7,321	14,565

SigmaKalon
5.722% due 06/30/2012	EUR	1,480	1,980

Telenet Communications NV
9.000% due 12/15/2013		9,076	13,337

UPC Broadband Holding BV
6.103% due 12/31/2013		252	338

UPC Holding BV
7.750% due 01/15/2014		8,025	10,961
8.625% due 01/15/2014		18,550	26,078

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weather Investments II SARL
6.124% due 06/17/2012	EUR	4,200	$5,624

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,939
6.798% due 06/17/2014		5,900	7,957

Total Foreign Currency-Denominated Issues (Cost $303,759)			335,384

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. -
Warrants Exp. 08/25/2008 (n)		65,885	1,020
US Airways Group, Inc. ‘A’ (a)		12,224	0

Total Common Stocks (Cost $0)			1,020

CONVERTIBLE PREFERRED STOCKS 0.2%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,699

Freeport - McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		79,300	8,478

Total Convertible Preferred Stocks (Cost $11,558)			12,177

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,195

Total Preferred Stocks (Cost $26,540)			26,195

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.4%

CERTIFICATES OF DEPOSIT 0.7%
Unicredito Italiano SpA
5.295% due 07/23/2007		$50,000	49,170

COMMERCIAL PAPER 4.5%
Federal Home Loan Bank
5.000% due 04/02/2007		82,100	82,100

UBS Finance Delaware LLC
5.225% due 08/01/2007		257,300	254,238

			336,338

REPURCHASE AGREEMENTS 0.5%
Lehman Brothers, Inc.
5.150% due 04/02/2007		34,000	34,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $34,620. Repurchase proceeds are $34,015.)
5.050% due 04/04/2007 (e)		6,998	6,998
(Dated 12/22/2006. Collateralized by Sabine Pall LNG LP 7.500% due 11/30/2016 valued $7,087. Repurchase proceeds are $6,998.)

			40,998

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007		14,676	14,676

(Dated 03/30/2007. Collateralized by U.S. Treasury Bills 5.164% due 05/31/2007 valued at $15,860. Repurchase proceeds are $14,682.)

94	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.5%
4.967% due 05/31/2007 -
06/14/2007 (d)(g)(j)	$34,705	$34,353

Total Short-Term Instruments (Cost $476,501)		475,535

PURCHASED OPTIONS (l) 0.0%
(Cost $31)		0

Total Investments (m) 100.0% (Cost $7,237,983)		$7,465,141

Other Assets and Liabilities (Net) 0.0%		405

Net Assets 100.0%		$7,465,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at March 31, 2007.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $9,400 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(h)	As of March 31, 2007, portfolio securities with an aggregate value of $240,608 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $8,415 at a weighted average interest rate of 5.450%. On March 31, 2007, securities valued at $5,631 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $14,072 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	3,952	$(2,173)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,709	(1,003)

				$(3,176)

(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(l)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	3,974,000	$495
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$10,000	112
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.150%	)	03/20/2009		3,250	74
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		8,000	(148)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		8,000	13
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012		5,000	2
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(5.100%	)	03/20/2014		3,250	210
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007		5,900	36
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%		02/20/2009		21,500	78
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009		12,500	18
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010		8,000	180
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011		5,000	114
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012		33,000	173
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012		8,000	(263)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		7,000	14
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007		4,000	41
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007		1,300	6
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007		2,000	27
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007		3,000	20
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		93,500	(2,491)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012		2,000	14
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		5,000	16

See Accompanying Notes	Annual Report	March 31, 2007	95

Schedule of Investments  High Yield Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	$2,000	$2
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	99
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(4)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(22)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%		03/20/2012	1,000	(34)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(500)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	15,000	29
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	63
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.520%		06/20/2012	5,000	0
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(1)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	(10)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(14)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%		06/20/2007	24,350	19
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	33
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(46)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(49)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(113)
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	4,000	(164)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(1,372)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	(197)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	3,500	(87)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	0
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	12,950	23
Deutsche Bank AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.080%		03/20/2011	6,500	(288)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	25,900	(674)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	13
Goldman Sachs & Co.	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	5,000	(205)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	214
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(14)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	121
Goldman Sachs & Co.	DirecTV Holdings LLC 8.375% due 03/15/2013	Buy	(1.800%	)	03/20/2012	5,000	(45)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(263)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(190)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	21
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	8
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	9
JPMorgan Chase & Co.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	4
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	27
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	17
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	111
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	39,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	40,000	70
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	33
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	850
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	18,500	62
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	67
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	8
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	(205)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	17,000	(1,055)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	46
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	65
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	79
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	142
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	240
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(29)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(252)

96	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	$5,000	$10
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	51
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	27
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	287
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	483
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	862
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(1,079)
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	12
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	424
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(17)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	35
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Sell	1.800%		03/20/2010	5,000	(53)

							$(3,621)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular wap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(m)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$0

(n)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,511	$18,757	0.25%
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,137	14,107	0.19%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,045	10,959	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,705	7,613	0.10%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,968	26,280	0.35%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	0.000%	08/25/2008	07/15/2004	0	1,020	0.02%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 - 01/13/2005	75	75	0.00%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,962	10,444	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	84	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,870	5,188	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,030	3,187	0.04%

				$94,386	$97,714	1.31%

(o)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	22,505	06/2007	$0	$(64)	$(64)
Buy	EUR	4,994	04/2007	0	(11)	(11)
Sell		237,830	04/2007	0	(155)	(155)
Sell	GBP	15,800	04/2007	0	(151)	(151)
Buy	JPY	457,798	05/2007	105	0	105

				$105	$(381)	$(276)

See Accompanying Notes	Annual Report	March 31, 2007	97

Schedule of Investments  Investment Grade Corporate Bond Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 76.5%

BANKING & FINANCE 30.5%
ABX Financing Co.
5.750% due 10/15/2016	$200	$201

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	200	202

Allstate Corp.
7.200% due 12/01/2009	200	210

American International Group, Inc.
2.875% due 05/15/2008	300	293
5.050% due 10/01/2015	200	196
6.250% due 05/01/2036	200	211

Anadarko Finance Co.
6.750% due 05/01/2011	200	210

Archstone-Smith Trust
7.900% due 02/15/2016	25	28

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	52

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	196

Bank of America Corp.
3.875% due 01/15/2008	50	50
4.750% due 08/01/2015	500	478

Bank One Corp.
5.250% due 01/30/2013	100	100
7.600% due 05/01/2007	60	60
9.875% due 03/01/2009	50	54

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	202

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	235

BNP Paribas
5.186% due 06/29/2049	700	671

C10 Capital SPV Ltd.
6.722% due 12/01/2049	400	395

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	242

Citigroup, Inc.
5.000% due 09/15/2014	200	196
5.625% due 08/27/2012	400	408
6.000% due 02/21/2012	190	197
6.125% due 08/25/2036	100	102

Commonwealth Bank of Australia
6.024% due 03/29/2049	250	252

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	100

General Electric Capital Corp.
5.000% due 01/08/2016	100	98
5.430% due 08/15/2011	500	500
5.450% due 01/15/2013	350	355
6.750% due 03/15/2032	500	568

General Motors Acceptance Corp.
6.875% due 09/15/2011	50	50

Goldman Sachs Group LP
4.500% due 06/15/2010	250	246

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	298
5.440% due 12/22/2008	200	200
5.700% due 09/01/2012	300	306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.125% due 02/15/2033	$100	$100
6.600% due 01/15/2012	100	106

HBOS Capital Funding LP
6.071% due 06/30/2049	300	306

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Capital Funding LP
4.610% due 12/29/2049	1,330	1,272

HSBC Finance Corp.
4.125% due 03/11/2008	200	198
4.125% due 12/15/2008	100	98

HSBC Holdings PLC
6.500% due 05/02/2036	200	212

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	290
5.125% due 09/15/2014	100	99
6.625% due 03/15/2012	350	371
7.125% due 06/15/2009	100	104

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	400	399

KFW International Finance, Inc.
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	289
6.625% due 01/18/2012	30	32

MBNA America Bank N.A.
7.125% due 11/15/2012	145	158

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98
5.460% due 04/26/2007	70	70

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	153

Mizuho JGB Investment LLC
9.870% due 12/31/2049	100	105

Morgan Stanley
4.750% due 04/01/2014	400	381
5.300% due 03/01/2013	325	325
5.375% due 10/15/2015	250	246
6.600% due 04/01/2012	100	106

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	256

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	218

Preferred Term Securities XII
5.900% due 03/24/2034	100	101

Prudential Financial, Inc.
5.490% due 06/13/2008	100	100

Prudential Insurance Co. of America
7.650% due 07/01/2007	250	252

Rabobank Capital Funding II
5.260% due 12/31/2049	50	49

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	676

Resona Bank Ltd.
5.850% due 09/29/2049	300	299

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	310

SB Treasury Co. LLC
9.400% due 12/29/2049	200	209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	$300	$296

UBS Preferred Funding Trust V
6.243% due 05/12/2049	200	207

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	100

USB Capital IX
6.189% due 04/15/2049	975	1,001

Ventas Realty LP
6.750% due 06/01/2010	200	206

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007	200	200

Wachovia Bank N.A.
5.000% due 08/15/2015	300	292
7.800% due 08/18/2010	30	32

Wachovia Capital Trust III
5.800% due 03/15/2042	1,100	1,114

Washington Mutual, Inc.
5.250% due 09/15/2017	250	238

Wells Fargo & Co.
5.410% due 03/23/2010	75	75
5.460% due 01/12/2011	200	200

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,500	1,450

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	302

		22,481

INDUSTRIALS 30.5%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	302

American Airlines, Inc.
6.978% due 10/01/2012	80	83
7.858% due 10/01/2011	50	54

American Greetings Corp.
7.375% due 06/01/2016	100	104

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	201
6.450% due 09/15/2036	200	199

Apache Corp.
6.000% due 01/15/2037	200	200

Barrick Gold Corp.
5.800% due 11/15/2034	100	93

Barrick Gold Finance Co.
4.875% due 11/15/2014	100	96

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

Boston Scientific Corp.
5.450% due 06/15/2014	100	96
6.000% due 06/15/2011	100	101

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	101
5.850% due 02/01/2035	200	187
6.000% due 08/15/2016	100	102

98	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cardinal Health, Inc.
5.619% due 10/02/2009	$200	$200

CBS Corp.
5.625% due 08/15/2012	500	502

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	300
7.000% due 08/15/2014	23	24
7.500% due 06/15/2014	200	210

Cisco Systems, Inc.
5.440% due 02/20/2009	60	60

Clorox Co.
5.480% due 12/14/2007	30	30

CODELCO, Inc.
6.150% due 10/24/2036	100	103

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	114

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	316
8.875% due 05/01/2017	35	43

Comcast Corp.
5.300% due 01/15/2014	100	99
5.850% due 01/15/2010	200	204
5.875% due 02/15/2018	100	100
5.900% due 03/15/2016	100	102
6.450% due 03/15/2037	200	201
7.050% due 03/15/2033	100	108

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	200	200

ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	400	407

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	103

Cox Communications, Inc.
4.625% due 06/01/2013	160	153
5.905% due 12/14/2007	100	100
6.750% due 03/15/2011	100	105
7.750% due 11/01/2010	130	141

CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52

CSX Corp.
5.300% due 02/15/2014	250	246

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	200	200
7.300% due 01/15/2012	100	108

Delhaize America, Inc.
8.125% due 04/15/2011	250	275

Devon Energy Corp.
7.950% due 04/15/2032	100	120

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	357

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	98

EchoStar DBS Corp.
6.375% due 10/01/2011	200	202

El Paso Natural Gas Co.
5.950% due 04/15/2017 (b)	500	504

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enbridge Energy Partners LP
5.875% due 12/15/2016	$200	$201

EnCana Corp.
4.750% due 10/15/2013	100	96
6.500% due 08/15/2034	100	104

Energy Transfer Partners LP
6.125% due 02/15/2017	500	512

Enterprise Products Operating LP
5.000% due 03/01/2015	200	191

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	108

Fund American Cos., Inc.
5.875% due 05/15/2013	150	150

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	258

Gazprom International S.A.
7.201% due 02/01/2020	95	101

General Mills, Inc.
5.700% due 02/15/2017	200	201

Georgia-Pacific Corp.
7.125% due 01/15/2017	700	705
8.125% due 05/15/2011	100	106

HCA, Inc.
6.750% due 07/15/2013	200	185

Hess Corp.
7.875% due 10/01/2029	200	231

Hilton Hotels Corp.
8.250% due 02/15/2011	230	249

HJ Heinz Co.
6.428% due 12/01/2008	200	204

Hospira, Inc.
6.050% due 03/30/2017	100	100

Humana, Inc.
6.450% due 06/01/2016	200	207

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	148

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
8.375% due 11/01/2019	30	38

JC Penney Corp., Inc.
8.000% due 03/01/2010	100	107

JetBlue Airways Corp.
9.605% due 03/15/2008	55	55

Kern River Funding Corp.
4.893% due 04/30/2018	66	64

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	194
7.125% due 03/15/2012	350	376
7.300% due 08/15/2033	150	163

Kroger Co.
5.500% due 02/01/2013	200	200

MGM Mirage
6.625% due 07/15/2015	100	96

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	500	593

Newmont Mining Corp.
5.875% due 04/01/2035	100	93

News America Holdings, Inc.
9.250% due 02/01/2013	400	475

Norfolk Southern Corp.
7.250% due 02/15/2031	100	111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Northrop Grumman Corp.
7.750% due 02/15/2031	$100	$124

Oracle Corp.
5.000% due 01/15/2011	150	150

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
8.000% due 11/15/2011	260	288

Phelps Dodge Corp.
8.750% due 06/01/2011	200	225
9.500% due 06/01/2031	200	248

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	187

Plains All American Pipeline LP
6.125% due 01/15/2017	400	409

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	101

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	105

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	206

Reynolds American, Inc.
7.750% due 06/01/2018	100	108

Rogers Cable, Inc.
5.500% due 03/15/2014	100	98

Safeway, Inc.
5.698% due 03/27/2009	200	200

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	218

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	108

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	59	62

Time Warner, Inc.
5.500% due 11/15/2011	100	101
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	533
7.700% due 05/01/2032	100	114

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Transocean, Inc.
7.500% due 04/15/2031	190	219

Tyson Foods, Inc.
6.850% due 04/01/2016	335	349

Union Pacific Corp.
6.625% due 02/01/2029	50	53

United Airlines, Inc.
10.125% due 03/22/2015 (a)	93	52

USX Corp.
6.850% due 03/01/2008	30	30

Vale Overseas Ltd.
6.250% due 01/11/2016	100	102
6.250% due 01/23/2017	100	102

Valero Energy Corp.
3.500% due 04/01/2009	100	97
6.125% due 04/15/2007	100	100
7.500% due 04/15/2032	100	114

Viacom, Inc.
5.750% due 04/30/2011	100	101
6.250% due 04/30/2016	500	508

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.440% due 09/10/2009	100	100
6.375% due 03/01/2012	100	106

See Accompanying Notes	Annual Report	March 31, 2007	99

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Waste Management, Inc.
7.100% due 08/01/2026	$10	$11

WellPoint, Inc.
4.250% due 12/15/2009	100	98

Westfield Group
5.700% due 10/01/2016	100	101

Williams Cos., Inc.
6.375% due 10/01/2010	100	102

Wyeth
4.375% due 03/01/2008	100	99

Wynn Las Vegas LLC
6.625% due 12/01/2014	100	100

Xerox Corp.
6.100% due 12/18/2009	100	101

XTO Energy, Inc.
6.100% due 04/01/2036	100	97
6.250% due 04/15/2013	100	104
7.500% due 04/15/2012	100	110

Yum! Brands, Inc.
8.875% due 04/15/2011	140	157

		22,427

UTILITIES 15.5%
Appalachian Power Co.
3.600% due 05/15/2008	100	98

AT&T Corp.
7.300% due 11/15/2011	447	486

AT&T, Inc.
5.100% due 09/15/2014	300	294

BellSouth Corp.
5.200% due 09/15/2014	300	295
5.200% due 12/15/2016	100	97

British Telecommunications PLC
8.625% due 12/15/2010	100	112
9.125% due 12/15/2030	100	138

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	53

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	99
5.375% due 04/15/2013	100	100
5.500% due 08/15/2016	350	349

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	358

Duke Energy Corp.
6.450% due 10/15/2032	200	213

Embarq Corp.
7.082% due 06/01/2016	500	511

Energy East Corp.
6.750% due 07/15/2036	100	106

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	147
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	49

Exelon Corp.
4.900% due 06/15/2015	200	187

FirstEnergy Corp.
6.450% due 11/15/2011	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Florida Power Corp.
5.760% due 11/14/2008	$50	$50

France Telecom S.A.
7.750% due 03/01/2011	230	251

GTE South, Inc.
6.125% due 06/15/2007	30	30

Indianapolis Power & Light
6.300% due 07/01/2013	150	157

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	150	156

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	202

Nevada Power Co.
6.500% due 05/15/2018	150	157

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	108

Ohio Edison Co.
5.450% due 05/01/2015	100	100
5.647% due 06/15/2009	100	101

Pacific Gas & Electric Co.
5.800% due 03/01/2037	100	97
6.050% due 03/01/2034	300	302

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	196

Progress Energy, Inc.
6.850% due 04/15/2012	200	215
7.100% due 03/01/2011	94	100

PSEG Power LLC
6.950% due 06/01/2012	200	214
8.625% due 04/15/2031	100	127

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	154

Qwest Corp.
8.605% due 06/15/2013	100	109

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	36	35

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	204

Southern California Edison Co.
5.000% due 01/15/2014	200	197

Sprint Capital Corp.
6.875% due 11/15/2028	100	100
8.375% due 03/15/2012	500	558
8.750% due 03/15/2032	200	237

System Energy Resources, Inc.
4.875% due 10/01/2007	100	100

TECO Energy, Inc.
6.750% due 05/01/2015	200	211
7.000% due 05/01/2012	300	318

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	193
5.250% due 11/15/2013	100	97
5.970% due 07/18/2011	200	201

Telefonica Emisones SAU
5.984% due 06/20/2011	100	103

Telus Corp.
8.000% due 06/01/2011	30	33

Toledo Edison Co.
6.150% due 05/15/2037	200	197

TXU Energy Co. LLC
5.850% due 09/16/2008	100	100
7.000% due 03/15/2013	200	208

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verizon Communications, Inc.
5.350% due 02/15/2011		$200	$201

Verizon Global Funding Corp.
7.750% due 12/01/2030		200	232

Verizon New England, Inc.
6.500% due 09/15/2011		200	209

Virginia Electric & Power Co.
5.400% due 01/15/2016		500	496

Vodafone Group PLC
3.950% due 01/30/2008		30	30
5.410% due 06/29/2007		50	50
7.750% due 02/15/2010		30	32

Xcel Energy, Inc.
6.500% due 07/01/2036		100	105

			11,414

Total Corporate Bonds & Notes (Cost $56,464)			56,322

CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026		200	203

Total Convertible Bonds & Notes (Cost $202)			203

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
5.500% due 07/01/2036		1,959	1,939
6.000% due 04/01/2036 - 10/01/2036		1,670	1,683

Total U.S. Government Agencies (Cost $3,605)			3,622

SOVEREIGN ISSUES 1.3%
Brazilian Government International Bond
8.000% due 01/15/2018		126	143

Croatia Government International Bond
6.212% due 07/31/2010		24	24

Korea Development Bank
4.750% due 07/20/2009		300	298

Mexico Government International Bond
6.750% due 09/27/2034		78	85

Panama Government International Bond
9.625% due 02/08/2011		100	114

Russia Government International Bond
5.000% due 03/31/2030		149	170

South Africa Government International Bond
7.375% due 04/25/2012		90	98
9.125% due 05/19/2009		30	32

Total Sovereign Issues (Cost $914)			964

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	416

Credit Logement S.A.
4.604% due 03/29/2049		300	401

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	155

France Telecom S.A.
6.750% due 03/14/2008		90	123

HSBC Holdings PLC
5.375% due 12/20/2012		60	84

100	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RBS Capital Trust I
6.467% due 12/29/2049	EUR	325	$470

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	48

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	445

Total Foreign Currency-Denominated Issues (Cost $1,938)			2,142

		SHARES
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
6.110% due 12/31/2049		4,000	104

Total Preferred Stocks (Cost $100)			104

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.1%

COMMERCIAL PAPER 8.7%
Bank of America Corp.
5.200% due 07/24/2007		$1,300	1,278

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Natixis S.A.
5.400% due 04/02/2007	$1,400	$1,400

Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	2,000	1,974

UBS Finance Delaware LLC
5.235% due 08/01/2007	1,800	1,786

		6,438

REPURCHASE AGREEMENTS 3.8%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $2,045. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	766	766
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $782. Repurchase proceeds are $766.)

		2,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.959% due 05/31/2007 - 06/14/2007 (c)(e)	$460	$455

Total Short-Term Instruments (Cost $9,661)		9,659

PURCHASED OPTIONS (g) 0.0%
(Cost $3)		4

Total Investments (d) 99.1% (Cost $72,887)		$73,020

Written Options (h) (0.0%) (Premiums $2)		(4)

Other Assets and Liabilities (Net) 0.9%		631

Net Assets 100.0%		$73,647

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $153 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $455 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	124	$58
90-Day Eurodollar June Futures	Long	06/2009	87	0
90-Day Eurodollar March Futures	Long	03/2009	109	11
90-Day Eurodollar September Futures	Long	09/2008	83	10
90-Day Euroyen March Futures	Long	03/2008	67	(2)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	50	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	69	(42)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	23	(2)

				$42

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDXN.A.IG7 Index	Buy	(0.650%	)	12/20/2016	$500	$3
Barclays Bank PLC	Centex Corp. 5.250% due 06/15/2015	Buy	(0.550%	)	03/20/2012	500	13
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	400	9
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	200	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	200	2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	8
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	300	0
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	300	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	0
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	1
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	100	1
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	3
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	200	(1)

See Accompanying Notes	Annual Report	March 31, 2007	101

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	$100	$2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Credit Suisse First Boston	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.950%	)	03/20/2017	100	5
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	16
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	(8)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	200	(2)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	4,000	(5)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	100	0
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	250	5
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	250	2
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	100	6
Goldman Sachs & Co.	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.859%	)	03/20/2017	100	6
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	100	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	5,000	(130)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	200	0
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	100	0
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	500	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Sell	1.010%		09/20/2011	200	2
Lehman Brothers, Inc.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.705%	)	03/20/2012	200	6
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	5,000	135
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	100	(1)
Lehman Brothers, Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.200%	)	03/20/2017	100	5
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	1
Merrill Lynch & Co., Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.580%	)	03/20/2012	200	5
Merrill Lynch & Co., Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.890%	)	03/20/2012	200	3
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	500	(6)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	500	3
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	200	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,300	4
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	100	3
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	0
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	300	0
UBS Warburg LLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		09/20/2007	500	0

							$107

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	1,000	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,000	(4)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,000	(2)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	10
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	400	22
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	130,000	(15)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$400	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		5,800	(40)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,040	106
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	5
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(19)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	1
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	22
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		1,000	6

102	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$200	$5
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025	2,000	(40)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,000	(34)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,100	(23)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	500	0

						$4

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$ 90.250	09/17/2007	22	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	$500	$3	$4

(h)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	$200	$2	$4

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$1,500	$1,491	$1,485

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	483	05/2007	$14	$0	$14
Sell		483	05/2007	0	(1)	(1)
Buy		483	03/2008	0	0	0
Sell	CAD	44	04/2007	0	0	0
Buy	CLP	13,000	05/2007	0	(1)	(1)
Buy		14,495	06/2007	0	(1)	(1)
Sell	EUR	1,299	04/2007	0	(1)	(1)
Sell	GBP	491	04/2007	0	(9)	(9)
Buy	INR	1,109	05/2007	0	0	0
Buy		911	06/2007	0	0	0
Buy	JPY	36,688	05/2007	8	0	8
Buy	KRW	157,505	04/2007	0	(2)	(2)
Buy		8,246	05/2007	0	0	0
Buy		21,900	06/2007	0	0	0
Buy		35,969	09/2007	0	0	0
Buy	MXN	2,564	04/2007	0	(2)	(2)
Sell		2,564	04/2007	1	0	1
Buy		2,564	03/2008	0	0	0
Buy	NOK	1,111	04/2007	4	0	4
Buy	PLN	635	04/2007	2	(1)	1
Sell		635	04/2007	0	(1)	(1)
Buy		635	09/2007	1	0	1
Buy	RUB	2,765	09/2007	1	0	1
Buy		346	11/2007	0	0	0
Buy		5,475	12/2007	2	0	2
Buy	SGD	331	04/2007	3	0	3
Buy		18	09/2007	0	0	0
Buy	TWD	575	05/2007	0	0	0
Buy	ZAR	153	05/2007	1	0	1

				$37	$(19)	$18

See Accompanying Notes	Annual Report	March 31, 2007	103

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 13.5%

BANKING & FINANCE 10.7%
Allstate Life Global Funding Trusts
5.420% due 01/25/2008	$2,200	$2,203

Bank of America Corp.
5.620% due 10/14/2016	5,000	5,037

Bayerische Landesbank
6.625% due 06/25/2007	250	251

CIT Group, Inc.
5.480% due 08/17/2009	6,000	6,007

Citigroup, Inc.
5.400% due 01/30/2009	13,800	13,807

Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,049

General Electric Capital Corp.
5.388% due 03/04/2008	10,000	10,012
5.390% due 10/26/2009	2,000	2,000

Goldman Sachs Group, Inc.
5.650% due 06/28/2010	2,300	2,313

HSBC Finance Corp.
5.485% due 09/15/2008	15,000	15,034
5.610% due 01/15/2014	5,000	4,991
5.790% due 06/01/2016	3,000	3,030

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,897

JPMorgan Chase & Co.
5.250% due 05/30/2007	50	50

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	4,200	4,186

Lehman Brothers Holdings, Inc.
5.450% due 01/23/2009	9,200	9,208

Morgan Stanley
5.470% due 02/09/2009	8,000	8,010
5.800% due 04/01/2007	100	100
5.810% due 10/18/2016	9,400	9,436
5.840% due 10/15/2015	3,000	3,019

Pricoa Global Funding I
5.440% due 01/25/2008	2,200	2,202

RBS Capital Trust II
6.425% due 12/29/2049	700	711

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,961

U.S. Trade Funding Corp.
4.260% due 11/15/2014	6,797	6,677

Wells Fargo & Co.
5.410% due 03/23/2010	10,800	10,809

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,805

		134,805

INDUSTRIALS 2.3%
Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,797

DaimlerChrysler N.A. Holding Corp.
5.770% due 03/13/2009	11,800	11,842

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,241

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,009

Kraft Foods, Inc.
5.625% due 11/01/2011	2,000	2,026

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Loews Corp.
5.250% due 03/15/2016	$3,000	$2,947

Omnicom Group, Inc.
5.900% due 04/15/2016	1,500	1,537

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	900	871

		28,270

UTILITIES 0.5%
BellSouth Corp.
5.200% due 09/15/2014	6,000	5,907

GTE Corp.
7.510% due 04/01/2009	100	105

		6,012

Total Corporate Bonds & Notes (Cost $169,012)		169,087

U.S. GOVERNMENT AGENCIES 48.3%
Fannie Mae
0.000% due 03/25/2009 (c)	281	269
4.198% due 11/01/2034	942	944
4.480% due 07/01/2035	1,135	1,128
4.500% due 10/25/2023 - 09/01/2035	8,295	7,611
5.000% due 11/25/2015 - 08/25/2036	20,399	18,639
5.125% due 07/16/2018	500	485
5.380% due 07/01/2033	2,447	2,424
5.400% due 07/25/2035	66	66
5.410% due 09/25/2035	2,535	2,537
5.500% due 01/01/2033 - 08/25/2035	15,636	15,463
5.520% due 03/18/2031	1,269	1,272
5.800% due 02/09/2026	15,000	15,015
5.920% due 10/25/2017	263	267
6.000% due 05/17/2027 - 04/01/2037	42,361	42,694
6.082% due 04/01/2028	128	131
6.133% due 06/01/2043 - 03/01/2044	3,884	3,935
6.220% due 04/25/2032	247	253
6.250% due 12/25/2013	7	7
6.500% due 11/25/2023 - 07/25/2031	5,743	5,976
6.625% due 11/15/2030	25,000	29,564
6.690% due 10/01/2024	116	116
6.750% due 06/25/2032	5,476	5,617
6.900% due 05/25/2023	315	327
6.950% due 07/25/2020	98	101
7.000% due 06/25/2022 - 05/18/2027	4,575	4,817
7.023% due 11/01/2023	416	418
7.095% due 08/01/2026	19	19
7.316% due 05/01/2025	60	61
7.376% due 02/01/2028	26	26
7.500% due 07/01/2032	11	12
7.519% due 12/01/2027	188	189
7.731% due 10/01/2024	2	3
7.800% due 10/25/2022	44	46
9.000% due 08/01/2021 - 06/01/2027	151	163

Farmer Mac
7.280% due 07/25/2011	2,287	2,304

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	19,242
5.050% due 03/28/2019	1,000	997
5.125% due 07/09/2029	675	664
5.150% due 03/25/2020	1,000	997
5.750% due 12/07/2028	500	532

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
5.120% due 01/10/2013	$6,500	$6,437
5.250% due 07/24/2018	15,000	14,636
5.300% due 06/26/2023	2,000	1,922

Federal Housing Administration
6.896% due 07/01/2020	1,551	1,559
7.000% due 11/25/2019	398	399
7.430% due 11/01/2019 - 06/01/2024	907	916

Freddie Mac
0.000% due 12/11/2025	34,600	12,998
4.000% due 11/15/2018	12,632	11,491
4.375% due 11/16/2007	10,000	9,951
4.500% due 12/15/2019 - 07/15/2035	42,071	37,623
4.750% due 01/19/2016	19,400	19,112
5.000% due 03/18/2014 - 09/15/2035	51,830	49,116
5.400% due 03/17/2021	20,000	20,180
5.500% due 06/15/2034 - 07/15/2036	26,222	25,500
5.550% due 10/25/2023	119	119
5.625% due 11/23/2035	21,800	21,463
5.720% due 01/15/2033	710	717
5.820% due 06/15/2030 - 12/15/2032	953	969
5.870% due 06/15/2031	318	323
6.000% due 04/15/2034 - 05/15/2036	86,741	86,085
6.133% due 10/25/2044	14,686	14,815
6.250% due 09/15/2023	5,000	5,097
6.333% due 07/25/2044	4,184	4,232
6.500% due 11/15/2008 (b)	34	1
6.500% due 05/01/2022 - 10/25/2043	2,907	2,984
6.517% due 09/01/2027	109	109
6.855% due 06/01/2022	10	10
6.971% due 10/01/2026	62	63
7.000% due 07/15/2022 - 01/15/2024	825	849
7.000% due 12/15/2023 (b)	38	3
7.145% due 01/01/2028	200	202
7.215% due 01/01/2028	42	42
7.444% due 02/01/2028	296	300
7.663% due 12/01/2024	63	65

Ginnie Mae
5.000% due 09/20/2035	26,104	22,852
5.375% due 02/20/2017 - 05/20/2030	2,381	2,408
5.500% due 03/20/2021 - 02/20/2033	2,019	2,021
5.750% due 09/20/2017 - 09/20/2026	726	733
5.875% due 05/20/2032	502	507
6.000% due 08/20/2033	2,494	2,525
6.125% due 12/20/2017 - 11/20/2027	440	445
6.270% due 03/20/2031	1,639	1,660
7.000% due 03/16/2029	437	454

Overseas Private Investment Corp.
4.736% due 03/15/2022	4,300	4,174
5.140% due 08/15/2007	905	933

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,203

Small Business Administration
5.240% due 08/01/2023	6,185	6,228

Tennessee Valley Authority
5.375% due 04/01/2056	18,000	17,966

Total U.S. Government Agencies (Cost $602,477)		605,728

104	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 31.3%
Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	$13,563	$12,894
2.375% due 01/15/2025	10,737	10,810

U.S. Treasury Bonds
4.750% due 02/15/2037	101,000	99,454
5.375% due 02/15/2031	92,750	98,909
5.500% due 08/15/2028	89,200	95,967

U.S. Treasury Notes
6.625% due 05/15/2007	50,000	50,108

U.S. Treasury Strips
0.000% due 02/15/2032	22,500	6,747
0.000% due 08/15/2032	22,500	6,599
0.000% due 02/15/2033	38,400	11,015

Total U.S. Treasury Obligations (Cost $392,814)		392,503

MORTGAGE-BACKED SECURITIES 9.2%
Banc of America Funding Corp.
4.620% due 02/20/2036	9,587	9,507

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	11,900	11,763
4.776% due 01/25/2034	631	629
5.335% due 02/25/2033	178	179
5.381% due 04/25/2033	657	654

Bear Stearns Mortgage Securities, Inc.
6.344% due 06/25/2030	66	64

Countrywide Alternative Loan Trust
5.500% due 10/25/2033	6,059	5,526
5.500% due 05/25/2047	2,000	1,997
5.530% due 05/25/2035	2,170	2,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.610% due 04/25/2035	814	816
5.640% due 03/25/2035	3,597	3,607
5.660% due 06/25/2035	2,640	2,635

CS First Boston Mortgage Securities Corp.
5.870% due 04/25/2033	70	70

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,505	1,507

First Republic Mortgage Loan Trust
5.640% due 06/25/2030	428	426

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,756	1,759
5.540% due 05/19/2035	1,827	1,830
5.560% due 03/19/2037	1,677	1,682

Impac CMB Trust
5.249% due 09/25/2034	3,517	3,492
5.570% due 10/25/2035	12,779	12,796

MASTR Asset Securitization Trust
5.500% due 09/25/2033	792	779

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	8,480	8,466

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	1,495	1,497
5.720% due 01/25/2033	283	284
5.720% due 03/25/2033	692	695

Sequoia Mortgage Trust
5.670% due 07/20/2033	2,149	2,157

Structured Asset Mortgage Investments, Inc.
5.530% due 04/25/2036	11,142	11,176
5.540% due 05/25/2036	452	452
5.740% due 10/19/2033	534	535

Structured Asset Securities Corp.
7.226% due 01/25/2032	7	7

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	$1,210	$1,211

Washington Mutual, Inc.
5.550% due 04/25/2045	1,586	1,591
5.580% due 11/25/2045	128	129
5.590% due 12/25/2027	1,816	1,817
5.610% due 10/25/2045	2,782	2,788
5.630% due 01/25/2045	3,028	3,035
5.743% due 12/25/2046	1,770	1,775
5.896% due 08/25/2046	1,228	1,234
5.983% due 02/25/2046	3,872	3,883
6.129% due 05/25/2041	500	504
6.383% due 06/25/2042	288	288

Wells Fargo Mortgage-Backed Securities Trust
5.090% due 03/25/2036	7,942	7,934

Total Mortgage-Backed Securities (Cost $115,243)		115,350

ASSET-BACKED SECURITIES 10.9%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,902	1,903

ACE Securities Corp.
5.370% due 07/25/2036	2,247	2,248
5.400% due 02/25/2036	731	732
5.400% due 10/25/2036	1,211	1,212
5.430% due 10/25/2035	2,834	2,836

American Express Credit Account Master Trust
5.430% due 09/15/2010	1,100	1,102

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	45	45
5.460% due 03/25/2036	3,000	3,003

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	23	23

Argent Securities, Inc.
5.360% due 06/25/2036	811	811
5.370% due 09/25/2036	1,774	1,775
5.370% due 10/25/2036	2,788	2,790

Asset-Backed Securities Corp. Home Equity
5.380% due 07/25/2036	1,187	1,187
5.430% due 05/25/2036	3,000	3,002

Bank One Issuance Trust
5.430% due 12/15/2010	2,000	2,004

Bear Stearns Asset-Backed Securities, Inc.
5.520% due 09/25/2034	1,065	1,066
5.570% due 06/25/2035	32	32
5.590% due 09/25/2035	1,696	1,697
5.650% due 10/25/2032	330	330
5.820% due 11/25/2042	2,217	2,222

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	1,000	1,001
5.385% due 07/25/2036	395	396
5.640% due 10/25/2035	2,000	2,005

Chase Funding Mortgage Loan Asset-Backed Certificates
5.820% due 10/25/2031	133	133

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	114	114

Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	1,005	1,006

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	3,264	3,264
5.370% due 01/25/2037	431	431
5.370% due 03/25/2037	4,431	4,433
5.420% due 01/25/2036	450	451
5.430% due 10/25/2046	838	838
5.480% due 02/25/2036	945	946
5.480% due 11/25/2036	1,046	1,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.510% due 01/25/2036	$641	$641
5.530% due 10/25/2035	551	552

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	528	529
5.410% due 12/25/2037	1,508	1,507

CS First Boston Mortgage Securities Corp.
5.570% due 01/25/2043	1,303	1,304

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	902	903

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,321	1,322
5.370% due 03/25/2037	4,610	4,612

Fremont Home Loan Trust
5.380% due 01/25/2037	1,783	1,782

GSAMP Trust
5.440% due 12/25/2035	741	741

GSR Mortgage Loan Trust
5.420% due 11/25/2030	732	733

GSRPM Mortgage Loan Trust
5.440% due 03/25/2035	777	776

Home Equity Asset Trust
5.430% due 02/25/2036	1,461	1,462

Home Equity Mortgage Trust
5.410% due 05/25/2036	210	210
5.500% due 05/25/2036	14,500	14,514

Indymac Residential Asset-Backed Trust
5.470% due 03/25/2036	7,000	7,006

IXIS Real Estate Capital Trust
5.430% due 12/25/2035	91	91

LA Arena Funding LLC
7.656% due 12/15/2026	86	93

Long Beach Mortgage Loan Trust
5.380% due 04/25/2036	1,290	1,291
5.380% due 10/25/2036	1,695	1,696
5.520% due 11/25/2034	396	397

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	1,338	1,339
5.430% due 11/25/2035	1,554	1,555

MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	3,900	3,911

Merrill Lynch Mortgage Investors, Inc.
5.380% due 03/25/2037	148	148
5.477% due 06/25/2036	953	953

Morgan Stanley ABS Capital I
5.420% due 04/25/2036	2,000	2,001

Nelnet Student Loan Trust
5.146% due 09/25/2012	2,183	2,182

NPF XII, Inc.
2.232% due 10/01/2003 (a)	3,000	14

Option One Mortgage Loan Trust
5.420% due 11/25/2035	1,170	1,171

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	1,950	1,951
5.430% due 05/25/2025	132	132

Residential Asset Securities Corp.
5.390% due 07/25/2036	2,943	2,944
5.390% due 11/25/2036	1,218	1,219

SACO I, Inc.
5.500% due 05/25/2036	10,000	10,002
5.700% due 11/25/2035	3,918	3,920

SMS Student Loan Trust
5.670% due 10/27/2025	438	436

See Accompanying Notes	Annual Report	March 31, 2007	105

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.370% due 10/25/2036	$706	$707
5.380% due 11/25/2036	1,796	1,794
5.420% due 12/25/2035	409	409
5.460% due 02/25/2036	6,100	6,104

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,649	1,650
5.400% due 11/25/2035	1,171	1,171

Terwin Mortgage Trust
5.500% due 07/25/2036	41	41

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	1,782	1,782

Total Asset-Backed Securities (Cost $137,580)		135,782

SHORT-TERM INSTRUMENTS 5.6%

CERTIFICATES OF DEPOSIT 1.0%
Countrywide Financial Corp.
5.320% due 04/25/2007	12,300	12,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS 2.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$36,000	$36,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $36,643. Repurchase proceeds are $36,015.)

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,768	4,768

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 3.375% due 12/15/2008 valued at $4,863. Repurchase proceeds are $4,770.)

U.S. TREASURY BILLS 1.3%
4.948% due 05/31/2007 - 06/14/2007 (d)(f)(h)	16,950	16,763

Total Short-Term Instruments (Cost $69,848)		69,831

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (j) 0.1%
(Cost $1,154)	$1,634

Total Investments (g) 118.9% (Cost $1,488,128)	$1,489,915

Written Options (k) (0.2%) (Premiums $3,130)	(2,829)

Other Assets and Liabilities (Net) (18.7%)	(233,779)

Net Assets 100.0%	$1,253,307

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $9,396 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(g)	As of March 31, 2007, portfolio securities with an aggregate value of $17,954 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(h)	Securities with an aggregate market value of $7,367 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Short	12/2007	436	$82
90-Day Eurodollar December Futures	Long	12/2008	529	276
90-Day Eurodollar June Futures	Long	06/2008	4,191	1,004
90-Day Eurodollar March Futures	Long	03/2008	658	263
90-Day Eurodollar September Futures	Short	09/2008	607	174
U.S. Treasury 5-Year Note June Futures	Long	06/2007	4,553	1,108
U.S. Treasury 10-Year Note June Futures	Short	06/2007	1,200	832
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	24	29

				$3,768

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Tenet Healthcare Corp. 4.600% due 05/03/2010	Buy	(0.110%	)	06/20/2010	$3,000	$(3)
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.250% due 01/15/2011	Buy	(0.240%	)	03/20/2011	4,000	(14)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	3,000	(14)
Bear Stearns & Co., Inc.	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	5,000	75
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	3,000	(4)
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	5,000	31
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.150%	)	03/20/2011	2,800	(5)
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	2,900	(2)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	7
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	2,350	(4)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	6,000	(23)
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	5,000	36
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	19
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	900	(2)
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	1,500	(8)
Royal Bank of Scotland Group PLC	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	2,000	6

106	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.275%	)	12/20/2015	$3,000	$28
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	4,400	38

							$161

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	$1,700	$11
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	27,400	120
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	99,300	649
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	24,500	(171)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	75,000	3,038

						$3,647

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar December Futures	$ 95.500	12/17/2007	343	$130	$101
Call - CME 90-Day Eurodollar December Futures	96.250	12/17/2007	428	44	29
Put - CME 90-Day Eurodollar December Futures	94.500	12/17/2007	343	121	15
Put - CME 90-Day Eurodollar March Futures	92.000	03/17/2008	37	0	0

				$295	$145

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	$77,300	$371	$848
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	91,500	488	641

							$859	$1,489

(k)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 116.000	05/25/2007	582	$262	$55
Call - CME 90-Day Eurodollar December Futures	95.250	12/17/2007	428	277	203
Call - CME 90-Day Eurodollar June Futures	94.875	06/18/2007	667	56	54
Put - CBOT U.S. Treasury 30-Year Bond June Futures	110.000	05/25/2007	582	207	355
Put - CME 90-Day Eurodollar June Futures	94.625	06/18/2007	667	73	12

				$875	$679

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	$6,900	$138	$34
Put - OTC 7-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	164	61
Call - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	14,400	318	70
Put - OTC 7-Year Interest Rate Swap	JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	14,400	341	128
Call - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	4.500%	05/02/2008	6,900	138	34
Put - OTC 7-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	5.500%	05/02/2008	6,900	163	61
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	33,500	370	917
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	39,700	493	732
Call - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.420%	08/28/2009	2,200	65	67
Put - OTC 7-Year Interest Rate Swap	UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.420%	08/28/2009	2,200	65	46

							$2,255	$2,150

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$7,175	$7,105	$7,101
U.S. Treasury Bonds	7.250%	08/15/2022	3,400	4,326	4,292

				$11,431	$11,393

(2) Market value includes $38 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	107

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	$3,400	$3,413

Idearc, Inc.
7.320% due 11/09/2014	49,400	49,758

Total Bank Loan Obligations (Cost $52,800)		53,171

CORPORATE BONDS & NOTES 19.7%

BANKING & FINANCE 15.6%
American Express Bank FSB
5.380% due 10/20/2009	23,800	23,793

American Express Centurion Bank
5.319% due 05/07/2008	21,000	21,001

American Express Credit Corp.
5.380% due 11/09/2009	32,600	32,628

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,679

ANZ National International Ltd.
5.400% due 08/07/2009	5,700	5,700

ASIF Global Financing XXVIII
5.400% due 05/03/2007	17,760	17,762

Bank of America Corp.
5.360% due 09/25/2009	61,900	61,993
5.370% due 11/06/2009	3,200	3,199

Bank of America N.A.
5.360% due 07/25/2008	42,600	42,616

Bank of Ireland
5.360% due 12/19/2008	4,100	4,103

Bear Stearns Cos., Inc.
5.300% due 01/09/2008	1,300	1,300
5.440% due 03/30/2009	20,800	20,843
5.450% due 08/21/2009	9,200	9,210

Calabash Re II Ltd.
13.755% due 01/08/2010	6,500	6,672
14.955% due 01/08/2010	8,750	9,146
16.255% due 01/08/2010	4,500	4,697

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,803

CIT Group, Inc.
5.480% due 08/17/2009	27,200	27,231
5.500% due 12/19/2008	31,200	31,268
5.570% due 05/23/2008	9,200	9,227
5.580% due 09/20/2007	9,200	9,210
5.640% due 07/28/2011	27,400	27,452

Citigroup Funding, Inc.
5.330% due 12/08/2008	23,100	23,111

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,501
5.380% due 12/28/2009	22,100	22,103
5.410% due 05/02/2008	33,000	33,041
5.420% due 11/01/2007	3,600	3,603

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,910

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,221

Ford Motor Credit Co.
7.200% due 06/15/2007	4,600	4,601
7.250% due 10/25/2011	500	486

General Electric Capital Corp.
5.370% due 03/12/2010	35,400	35,392
5.388% due 03/04/2008	2,400	2,403
5.390% due 03/16/2009	10,000	10,004
5.400% due 01/05/2009	24,400	24,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 10/06/2010	$12,200	$12,202
5.422% due 01/15/2008	22,700	22,723
5.430% due 01/20/2010	39,800	39,888

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,901
7.430% due 12/01/2021	141	142

GMAC LLC
6.000% due 12/15/2011	3,500	3,398

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	20,800	20,807
5.440% due 12/22/2008	36,400	36,457
5.440% due 06/23/2009	14,200	14,207
5.450% due 11/10/2008	31,800	31,846
5.460% due 07/29/2008	21,600	21,633
5.485% due 10/05/2007	3,000	3,003
5.690% due 07/23/2009	600	603

HSBC Bank USA N.A.
5.420% due 09/21/2007	500	500
5.480% due 06/10/2009	9,200	9,229

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,954

HSBC Finance Corp.
5.390% due 10/04/2007	48,200	48,235
5.485% due 09/15/2008	16,600	16,637
8.000% due 07/15/2010	12,000	13,017

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	32,262

International Lease Finance Corp.
3.125% due 05/03/2007	300	299

John Deere Capital Corp.
4.500% due 08/25/2008	900	891

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	10,900	10,908
5.450% due 10/22/2008	29,970	30,011
5.460% due 08/21/2009	43,100	43,127
5.610% due 11/10/2009	15,000	15,069

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,504
5.428% due 12/04/2009	21,000	21,001
5.450% due 08/14/2009	23,000	23,012
5.485% due 07/27/2007	7,200	7,204
5.560% due 07/25/2011	32,700	32,787

Morgan Stanley
5.360% due 11/21/2008	16,460	16,459
5.450% due 01/15/2010	30,900	30,911
5.470% due 02/09/2009	30,000	30,039
5.485% due 01/18/2008	14,500	14,516

Mystic Re Ltd.
11.660% due 12/05/2008	26,900	27,174

National Australia Bank Ltd.
5.380% due 09/11/2009	23,500	23,530

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,034

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,546

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	6,400	6,429

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,808

Pricoa Global Funding I
5.408% due 03/03/2009	22,000	22,022
5.420% due 09/12/2008	10,000	10,013

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,151
9.118% due 03/31/2049	6,000	6,635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	$4,700	$4,704
5.360% due 09/21/2007	82,600	82,660
5.420% due 02/06/2009	200	200

SLM Corp.
5.500% due 07/27/2009	16,200	16,212

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,477

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,500	20,536

Wachovia Bank N.A.
5.320% due 10/03/2008 (c)	21,300	21,294
5.390% due 03/23/2009	17,850	17,857

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,926
5.410% due 12/01/2009	25,600	25,635

Westpac Banking Corp.
5.280% due 06/06/2008	13,300	13,301

		1,642,854

INDUSTRIALS 2.4%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,711

Cisco Systems, Inc.
5.440% due 02/20/2009	2,400	2,405

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.690% due 03/13/2009	19,500	19,545
5.810% due 08/03/2009	23,000	23,109
5.820% due 09/10/2007	10,500	10,517

El Paso Corp.
7.625% due 09/01/2008	1,075	1,109

FedEx Corp.
5.440% due 08/08/2007	23,350	23,368

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,724

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,043

Kroger Co.
7.800% due 08/15/2007	955	963

Oracle Corp.
5.590% due 01/13/2009	46,470	46,541

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,465

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,866

Service Corp. International
7.700% due 04/15/2009	3,000	3,135

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,851

Transocean, Inc.
5.548% due 09/05/2008	23,000	23,034

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	47,000	46,983

		252,448

UTILITIES 1.7%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,387
5.460% due 02/05/2010	11,700	11,716

BellSouth Corp.
5.460% due 08/15/2008	38,950	38,986

108	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$10,755	$10,761

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,598

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,200	1,202

Southern California Edison Co.
5.415% due 12/13/2007	1,200	1,200
5.460% due 02/02/2009	20,470	20,517

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	24,149

Telefonica Emisones SAU
5.650% due 06/19/2009	33,000	33,131

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,596

		184,243

Total Corporate Bonds & Notes (Cost $2,077,695)		2,079,545

U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
0.950% due 03/25/2009 (b)	564	5
4.000% due 05/01/2011	259	251
4.250% due 05/25/2033	11,128	10,795
4.255% due 04/01/2034	4,352	4,336
4.343% due 03/01/2035	9,696	9,830
4.500% due 06/01/2011 - 08/01/2035	5,603	5,539
4.527% due 09/01/2035	15,127	15,031
4.657% due 07/01/2035	16,861	16,817
4.660% due 07/01/2035	14,952	14,863
4.671% due 05/01/2035	12,880	12,813
4.682% due 01/01/2035	19,369	19,261
4.712% due 03/01/2035	2,467	2,437
4.745% due 03/01/2035	21,965	21,810
4.916% due 10/01/2035	8,850	8,804
5.000% due 12/01/2013 - 03/01/2036	1,343,335	1,327,002
5.030% due 06/01/2035	4,513	4,489
5.373% due 11/01/2017	44	44
5.380% due 12/25/2036	13,340	13,332
5.478% due 09/01/2032	2,604	2,638
5.500% due 10/01/2008 - 06/01/2035	317,064	315,210
5.600% due 08/01/2017	8	8
5.608% due 07/01/2018 - 02/01/2028	166	168
5.609% due 12/01/2017	32	32
5.625% due 07/01/2017	62	63
5.640% due 06/01/2017	23	23
5.670% due 03/25/2044	1,152	1,154
5.720% due 05/25/2031 - 06/25/2032	3,630	3,648
5.744% due 04/01/2018	1,207	1,227
5.920% due 05/25/2030	885	893
5.944% due 04/25/2022	21	22
5.970% due 05/25/2030	884	892
6.000% due 03/01/2009 - 05/01/2037	98,540	100,083
6.053% due 01/01/2021	37	36
6.133% due 07/01/2042 - 07/01/2044	27,322	27,758
6.183% due 09/01/2041	30,488	30,814
6.252% due 08/01/2029	1,162	1,186
6.256% due 07/25/2017	676	689
6.333% due 10/01/2030 - 11/01/2039	2,433	2,484
6.500% due 06/01/2008 - 12/25/2042	32,002	33,263
6.500% due 03/25/2009 (b)	131	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.585% due 11/01/2017	$81	$80
6.670% due 11/01/2018	5	5
6.729% due 07/01/2017	69	69
6.856% due 06/01/2022	9	9
7.000% due 01/01/2008 - 01/01/2032	4,738	4,763
7.059% due 04/01/2024	274	279
7.200% due 01/01/2024	17	17
7.215% due 11/01/2027	125	127
7.286% due 01/01/2024	321	325
7.376% due 02/01/2028	344	348
7.495% due 07/01/2023	95	96
7.500% due 02/01/2013	5	5
7.684% due 10/01/2024	292	294
8.000% due 02/01/2030 - 11/01/2031	3,968	4,192
8.500% due 02/01/2017 - 04/01/2025	206	221
8.800% due 01/25/2019	122	131
9.000% due 03/25/2021 - 01/01/2025	431	466
9.250% due 10/25/2018	8	8
9.500% due 03/25/2020 - 11/01/2025	945	1,036
10.000% due 10/01/2009 - 05/01/2022	70	73
10.500% due 07/01/2014 - 12/01/2024	8	8
11.000% due 11/01/2020	5	6
11.250% due 10/01/2015	8	9
11.500% due 11/01/2019 - 02/01/2020	8	8
11.750% due 02/01/2016	11	12
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	4
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,486	5,538

Freddie Mac
3.000% due 02/15/2023	1,922	1,909
4.000% due 09/15/2015	274	270
4.000% due 01/15/2024 (b)	4,388	617
4.500% due 02/15/2015 - 06/01/2018	63,241	62,424
4.501% due 03/01/2035	6,966	6,825
4.605% due 04/01/2035	13,801	13,579
4.642% due 04/01/2035	10,956	10,819
4.711% due 06/01/2035	63,958	63,028
4.712% due 08/01/2035	106,861	106,238
4.727% due 03/01/2035	12,409	12,258
4.777% due 08/01/2035	26,682	26,710
4.896% due 04/01/2035	2,948	2,922
4.918% due 07/01/2035	27,596	27,518
4.960% due 03/01/2035	2,616	2,594
5.000% due 04/01/2013 - 07/15/2024	91,710	91,340
5.061% due 04/01/2035	5,483	5,469
5.500% due 02/15/2014 - 07/15/2034	30,359	30,532
5.580% due 08/25/2031	5,743	5,772
5.600% due 09/25/2031	10,180	10,186
5.617% due 02/01/2020	385	388
5.620% due 05/15/2036	18,290	18,383
5.670% due 12/15/2030	17,448	17,515
5.720% due 06/15/2018	5,703	5,714
5.757% due 08/15/2032	1,014	1,016
5.770% due 11/15/2030	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 01/01/2017 - 03/01/2017	$48	$48
6.000% due 03/01/2011 - 04/01/2037	19,679	20,017
6.325% due 10/15/2020	76	76
6.333% due 07/25/2044	1,423	1,439
6.375% due 03/15/2021	48	48
6.500% due 03/15/2029 - 07/25/2043	75,145	77,126
6.625% due 02/01/2023	3	3
6.710% due 03/01/2024	18	18
7.000% due 01/01/2030 - 04/01/2032	99	103
7.063% due 10/01/2027	50	50
7.094% due 06/01/2024	84	85
7.148% due 11/01/2022	302	306
7.156% due 07/01/2018	81	82
7.240% due 01/01/2024	378	385
7.294% due 12/01/2022	55	55
7.322% due 01/01/2024	133	135
7.341% due 09/01/2023	32	33
7.393% due 11/01/2023	48	48
7.409% due 10/01/2023	163	164
7.500% due 07/15/2030	759	768
8.000% due 04/01/2007 - 12/01/2024	466	488
8.500% due 06/01/2009 - 11/01/2025	1,008	1,083
9.000% due 12/15/2020 - 08/01/2022	433	450
9.500% due 03/01/2010 - 09/01/2021	137	144
9.750% due 11/01/2008	25	26
10.000% due 03/01/2016 - 05/15/2020	63	67
10.500% due 10/01/2010 - 02/01/2016	3	3
10.750% due 09/01/2009 - 08/01/2011	15	16
11.500% due 10/01/2015 - 01/01/2016	4	4
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	3,125	3,110
5.000% due 01/20/2032 - 02/20/2032	8,940	9,015
5.375% due 04/20/2016 - 05/20/2030	8,904	9,010
5.500% due 07/20/2030 - 03/20/2031	381	386
5.625% due 03/20/2019	37	37
5.750% due 08/20/2022 - 07/20/2027	5,318	5,378
5.870% due 12/16/2025	189	191
6.000% due 01/15/2029 - 04/01/2037	1,329	1,347
6.125% due 10/20/2023 - 12/20/2027	3,929	3,977
6.500% due 09/15/2032 - 05/15/2034	61	62
7.000% due 03/15/2011 - 10/15/2011	22	23
7.500% due 03/15/2022 - 09/15/2031	311	324
8.000% due 05/15/2016 - 06/20/2031	2,873	3,035
8.500% due 12/15/2021- 08/15/2030	79	85
9.000% due 03/15/2017 - 11/15/2030	307	334
9.500% due 10/15/2016 - 06/15/2025	28	31

See Accompanying Notes	Annual Report	March 31, 2007	109

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.750% due 08/15/2017	$22	$24
10.000% due 10/15/2013 - 11/15/2020	7	8
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	5	6
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	6
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/01/2010	290	305

Vendee Mortgage Trust
6.500% due 05/15/2029	46,684	48,073

Total U.S. Government Agencies (Cost $2,760,955)		2,739,999

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
4.625% due 12/31/2011	13,600	13,649
4.625% due 02/15/2017	300	300

Total U.S. Treasury Obligations (Cost $13,984)		13,949

MORTGAGE-BACKED SECURITIES 15.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	61,463	60,530
4.390% due 02/25/2045	18,517	18,276
4.440% due 02/25/2045	59,331	58,309

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	20,577	20,577

Banc of America Funding Corp.
4.113% due 05/25/2035	287,857	283,160

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	10,377	10,547

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	64,391	63,325
4.750% due 10/25/2035	189,775	187,456
4.776% due 01/25/2034	18,503	18,446
5.052% due 04/25/2033	12,128	12,217
5.335% due 02/25/2033	3,266	3,290
5.450% due 04/25/2033	26,766	26,726
5.624% due 02/25/2033	2,403	2,395
6.301% due 11/25/2030	210	210

Bear Stearns Alt-A Trust
5.266% due 03/25/2035	38,962	39,133
5.393% due 05/25/2035	39,866	39,941

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	39,206	39,223

Citicorp Mortgage Securities, Inc.
5.625% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	16,000	15,898
6.500% due 06/25/2033	4,659	4,654

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	34,139	34,118
5.610% due 04/25/2035	6,480	6,495

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	17,952	17,886
5.829% due 06/25/2032	325	325
5.952% due 03/25/2032	4,780	4,772

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	17,273	17,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$94	$100

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	202

Drexel Burnham Lambert CMO Trust
6.070% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.747% due 06/25/2034	22,489	22,460

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	25,123	25,143
5.400% due 01/25/2047	23,096	23,105

GSR Mortgage Loan Trust
4.539% due 09/25/2035	110,534	109,455
4.549% due 09/25/2035	15,820	15,680
6.000% due 03/25/2032	1,414	1,404

Impac CMB Trust
5.820% due 04/25/2034	6,463	6,467

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	15,431	15,445

Imperial Savings Association
8.429% due 02/25/2018	69	69

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	18,454	18,463

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	22,782	22,747

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	10,933	10,940

MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,624

MASTR Asset Securitization Trust
5.500% due 09/25/2033	27,609	27,130

Mellon Residential Funding Corp.
5.560% due 06/15/2030	26,081	26,133
6.432% due 07/25/2029	676	676

Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	35,843	35,352

Morgan Stanley Capital I
5.380% due 10/15/2020	15,742	15,742

Nationslink Funding Corp.
5.670% due 11/10/2030	286	286

Prime Mortgage Trust
5.720% due 02/25/2019	1,853	1,856
5.720% due 02/25/2034	8,441	8,467

Prudential-Bache CMO Trust
8.400% due 03/20/2021	271	271

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,532	2,520

Resecuritization Mortgage Trust
5.570% due 04/26/2021	40	40

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	28	28

Sears Mortgage Securities
12.000% due 02/25/2014	10	9

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	8,492	8,511
5.650% due 09/19/2032	10,164	10,187
9.466% due 06/25/2029	748	807

Structured Asset Securities Corp.
6.150% due 07/25/2032	456	460
7.226% due 01/25/2032	330	329

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	20,906	20,903

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	$20,903	$20,916

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	357	356
6.949% due 02/25/2033	669	670

Washington Mutual, Inc.
4.229% due 03/25/2034	7,160	7,092
4.816% due 10/25/2032	94	93
5.610% due 10/25/2045	9,904	9,924
5.630% due 01/25/2045	681	683
5.642% due 02/27/2034	13,894	14,039
5.663% due 01/25/2047	12,217	12,229
5.743% due 12/25/2046	55,757	55,914
5.892% due 09/25/2046	22,116	22,116
6.183% due 11/25/2042	5,233	5,259
6.383% due 06/25/2042	10,642	10,659
6.383% due 08/25/2042	7,135	7,162

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	37,326	37,081
5.386% due 08/25/2035	9,486	9,399

Total Mortgage-Backed Securities (Cost $1,647,373)		1,641,819

ASSET-BACKED SECURITIES 7.4%
ACE Securities Corp.
5.370% due 12/25/2036	8,592	8,597
5.430% due 10/25/2035	23,276	23,292

American Express Credit Account Master Trust
5.430% due 11/16/2009	26,800	26,819

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	744	745

Argent Securities, Inc.
5.370% due 09/25/2036	11,123	11,126

Asset-Backed Funding Certificates
5.380% due 01/25/2037	16,163	16,172

Asset-Backed Securities Corp. Home Equity
5.840% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	10,404	10,409
5.520% due 09/25/2034	4,945	4,951
5.770% due 03/25/2043	6,928	6,943

Capital One Auto Finance Trust
5.340% due 12/14/2007	7,931	7,936

Carrington Mortgage Loan Trust
5.640% due 10/25/2035	39,400	39,494

Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 11/25/2031	2,558	2,560

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	2,315	2,319

Community Program Loan Trust
4.500% due 10/01/2018	5,449	5,380

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	16,704	16,712
5.370% due 12/25/2046	11,502	11,509
5.370% due 03/25/2047	25,259	25,384

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	5,375	5,372

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	7,039	7,044

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	11,217	11,233

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	48,633	48,659

110	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.380% due 01/25/2037	$14,438	$14,433
5.420% due 05/25/2036	17,640	17,645

GSAMP Trust
5.390% due 12/25/2036	22,793	22,801
5.430% due 11/25/2035	3,592	3,595

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	9,396	9,427

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	48,966	48,994

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	12,843	12,850

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	15,427	15,428

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	10,766	10,772

Lehman XS Trust
5.390% due 05/25/2046	10,016	10,020

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	11,971	11,980
5.600% due 10/25/2034	4,167	4,174

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	16,384	16,394

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	24,200	24,247

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	11,086	11,091
5.360% due 01/25/2037	19,969	19,978
5.370% due 10/25/2036	9,929	9,935

Nelnet Student Loan Trust
5.146% due 09/25/2012	17,367	17,359

Option One Mortgage Loan Trust
5.370% due 01/25/2037	25,259	25,273

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	212	213

Residential Asset Securities Corp.
5.360% due 08/25/2036	16,329	16,340
5.390% due 11/25/2036	26,388	26,406
5.780% due 06/25/2031	5	5

SACO I, Inc.
5.430% due 09/25/2035	1,297	1,298

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	32,275	32,286

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	3,434	3,437
5.430% due 11/25/2035	8,035	8,041

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	11,580	11,584

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	858
5.370% due 10/25/2036	24,997	25,010
5.420% due 07/25/2035	6,714	6,719
5.610% due 01/25/2033	754	755

Wachovia Auto Owner Trust
4.820% due 02/20/2009	10,761	10,759

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	16,205	16,214
5.440% due 12/25/2035	25,691	25,709

WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	300	300

Total Asset-Backed Securities (Cost $784,256)		784,993

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		$2,200	$2,208

Total Sovereign Issues (Cost $2,200)			2,208

FOREIGN CURRENCY - DENOMINATED ISSUES 0.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	6,142,920	51,744

JSG Holding PLC
6.734% due 11/29/2014	EUR	651	879
6.757% due 11/29/2014		434	586
6.835% due 11/29/2014		1,583	2,140
6.862% due 11/29/2014		489	661
6.896% due 11/29/2014		843	1,140

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	11,057

Total Foreign Currency - Denominated Issues (Cost $66,068)			68,207

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.600% due 12/31/2049		10,229	107,948

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,278

Total Preferred Stocks (Cost $113,682)			109,226

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.2%

CERTIFICATES OF DEPOSIT 5.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$17,100	17,106

Bank of Ireland
5.400% due 01/15/2010		5,000	5,003

BNP Paribas
5.260% due 07/03/2008		73,300	73,273
5.262% due 05/28/2008		17,400	17,406

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,700

Dexia S.A.
5.270% due 09/29/2008		21,800	21,806

Fortis Bank NY
5.265% due 04/28/2008		48,300	48,361
5.265% due 06/30/2008		15,400	15,405

HSBC Bank USA N.A.
5.410% due 07/28/2008		22,400	22,436

Nordea Bank Finland PLC
5.298% due 05/28/2008		16,800	16,810

Royal Bank of Canada
5.265% due 06/30/2008		57,300	57,360

Royal Bank of Scotland Group PLC
5.260% due 07/03/2008		59,800	59,800

Skandinav Enskilda BK
5.300% due 02/04/2008		61,200	61,223
5.350% due 02/13/2009		11,000	11,006

Societe Generale NY
5.258% due 06/20/2007		17,300	17,300
5.269% due 06/30/2008		90,200	90,231

			572,226

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 22.0%
Bank of America Corp.
5.200% due 07/24/2007	$50,000	$49,993

Bank of Ireland
5.220% due 06/14/2007	2,500	2,479
5.240% due 06/14/2007	119,700	118,968

Barclays U.S. Funding Corp.
5.235% due 06/29/2007	111,300	110,717
5.255% due 06/29/2007	28,000	28,000

Calyon N.A. LLC
5.230% due 07/09/2007	3,300	3,279

CBA (de) Finance
5.220% due 06/15/2007	2,800	2,777

Cox Communications, Inc.
5.570% due 09/17/2007	19,800	19,800

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	41,900	41,389

Dexia Delaware LLC
5.235% due 06/13/2007	100	99

DnB NORBank ASA
5.215% due 07/11/2007	400	396

Federal Home Loan Bank
5.000% due 04/02/2007	561,900	561,900

Fortis Funding LLC
5.230% due 07/09/2007	41,800	41,260

HBOS Treasury Services PLC
5.220% due 06/29/2007	30,300	29,939
5.230% due 06/29/2007	16,700	16,516
5.235% due 06/29/2007	2,400	2,392
5.240% due 06/29/2007	168,022	167,233

ING U.S. Funding LLC
5.235% due 06/22/2007	12,000	11,925

Intesa Funding LLC
5.230% due 06/15/2007	2,200	2,189
5.240% due 06/15/2007	17,300	17,275

IXIS Commercial Paper Corp.
5.230% due 06/13/2007	29,200	28,903
5.240% due 06/13/2007	13,600	13,556

Nordea N.A., Inc.
5.220% due 07/11/2007	52,300	51,610
5.235% due 07/11/2007	40,200	40,153

Santander Hispano Finance Delaware
5.230% due 06/14/2007	500	497
5.240% due 06/14/2007	22,700	22,561

Societe Generale NY
5.200% due 08/22/2007	179,000	177,101
5.215% due 08/22/2007	39,800	39,616

Svenska Handelsbanken, Inc.
5.220% due 06/25/2007	33,150	32,745
5.235% due 06/25/2007	188,300	188,081

Swedbank AB
5.240% due 06/05/2007	69,500	69,195
5.240% due 06/21/2007	50,000	49,774

Time Warner, Inc.
5.360% due 04/12/2007	36,600	36,546

TotalFinaElf Capital S.A.
5.210% due 04/17/2007	2,600	2,599

UBS Finance Delaware LLC
5.200% due 08/01/2007	100	98
5.225% due 08/01/2007	151,300	149,841
5.230% due 08/01/2007	52,100	51,536
5.235% due 08/01/2007	5,500	5,482
5.240% due 08/01/2007	1,700	1,687

See Accompanying Notes	Annual Report	March 31, 2007	111

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano SpA
5.225% due 07/16/2007	$38,000	$37,708
5.250% due 07/16/2007	42,800	42,614

Viacom, Inc.
5.590% due 05/29/2007	22,900	22,900

Westpac Banking Corp.
5.200% due 07/09/2007	5,533	5,452

Westpac Trust Securities NZ Ltd.
5.215% due 06/06/2007	20,000	19,802
5.220% due 06/06/2007	2,500	2,477
5.250% due 06/06/2007	4,900	4,852

		2,325,912

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,367	$5,367

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $5,479. Repurchase proceeds are $5,369.)

U.S. TREASURY BILLS 0.7%
4.953% due 05/31/2007 - 06/14/2007 (d)(e)(g)	76,035	75,197

Total Short-Term Instruments (Cost $2,978,633)		2,978,702

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (i) 0.2%
(Cost $25,191)	$24,534

Total Investments (f) 99.4% (Cost $10,522,837)	$10,496,353

Written Options (j) (0.2%) (Premiums $24,099)	(24,473)

Other Assets and Liabilities (Net) 0.8%	83,472

Net Assets 100.0%	$10,555,352

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $6,924 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $175,681 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $65,059 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	1,673	$(514)
90-Day Euribor December Futures	Long	12/2008	833	(169)
90-Day Euribor June Futures	Long	06/2008	2,539	(716)
90-Day Euribor March Futures	Long	03/2008	933	(371)
90-Day Euribor September Futures	Long	09/2008	833	(215)
90-Day Eurodollar December Futures	Long	12/2007	43,209	(2,302)
90-Day Eurodollar December Futures	Long	12/2008	4,495	3,758
90-Day Eurodollar June Futures	Long	06/2008	10,036	2,376
90-Day Eurodollar March Futures	Long	03/2008	29,831	3,889
90-Day Eurodollar September Futures	Long	09/2007	4,953	(3,362)
90-Day Eurodollar September Futures	Long	09/2008	2,543	2,515
90-Day Euroyen December Futures	Long	12/2007	2,572	523
90-Day Euroyen September Futures	Long	09/2007	1,735	369
Euro-Bund 10-Year Note June Futures	Long	06/2007	151	(168)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	338	15
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	692	92
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	1,030	(51)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	840	(793)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	728	134
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	289	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	900	(1,153)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	1,281	136
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	5,862	6,371

				$10,377

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JP	Y 869,000	$109
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$62,000	280
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		8,000	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		8,900	99
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	90
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.230%		06/20/2007		20,000	15
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	56
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	34
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	19

112	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	$12,000	$121
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	17
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	134
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	26
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	39
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	39
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	07/20/2007	24,400	52
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	36
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	357
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008	6,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	315
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	47
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	56
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	40

						$2,035

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	30,300	$(127)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	19,300	207
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	182
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	23,900	473
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	28
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	214
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	83
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	(131)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(36)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	36
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		55,700	(1,191)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,231)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	(142)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	4,000,000	(9)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		30,970,000	193
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		6,450,000	32
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	37
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	25
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,000,000	29
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		53,080,000	273
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	48,800	138
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$335,900	(143)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		59,600	(50)

							$(4,110)

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	11,632	$111	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	0

				$117	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$12
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	45,000	208	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		29,500	168	1

See Accompanying Notes	Annual Report	March 31, 2007	113

Schedule of Investments  Low Duration Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007	$647,000	$2,394	$1,795
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	123,000	541	436
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	2,523
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	566,000	2,490	3,617
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	347,200	1,437	565
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	530,000	1,378	294
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	528,000	2,809	3,697
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	480,000	1,086	565
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	6,112
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	648,200	3,922	3,485

							$23,699	$23,103

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$9,000	$392	$468
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	9,000	392	343
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	319	330
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	272	290

				$1,375	$1,431

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	937	$385	$747
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	937	271	29

				$656	$776

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$88
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	2
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$281,000	2,304	1,994
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		204,000	2,489	2,238
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,097
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		118,200	1,276	710
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,083
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,243
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		80,000	928	472
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		41,000	467	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		370,000	4,440	5,321
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		283,600	3,779	3,111

								$23,443	$23,697

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$468,500	$463,472	$462,058
Fannie Mae	5.500%	04/01/2037	50,000	49,516	49,484
U.S. Treasury Notes	4.625%	02/15/2017	35,500	35,862	35,684

				$548,850	$547,226

(2) Market value includes $245 of interest payable on short sales.

114	PIMCO Funds	See Accompanying Notes

March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	17,876	04/2007	$170	$0	$170
Buy	BRL	106,757	05/2007	2,840	0	2,840
Sell		106,757	05/2007	0	(35)	(35)
Buy		52,883	06/2007	1,669	0	1,669
Buy		31,674	10/2007	0	(80)	(80)
Buy		106,757	03/2008	0	(61)	(61)
Buy	CAD	2,290	04/2007	27	0	27
Buy	CLP	2,725,640	05/2007	0	(128)	(128)
Buy		18,230	06/2007	0	(1)	(1)
Buy	CNY	10,373	09/2007	31	0	31
Buy		167,993	11/2007	265	0	265
Sell		23,780	11/2007	4	0	4
Buy		101,102	01/2008	2	(3)	(1)
Buy	EUR	10,174	04/2007	6	0	6
Sell		19,038	04/2007	0	(12)	(12)
Sell	GBP	11,989	04/2007	0	(132)	(132)
Buy	INR	154,626	06/2007	46	0	46
Sell	JPY	10,105,916	05/2007	32	(2,019)	(1,987)
Buy	KRW	1,222,438	04/2007	0	(3)	(3)
Sell		3,258,681	04/2007	9	0	9
Buy		20,762,592	05/2007	0	(85)	(85)
Buy		5,990,075	06/2007	21	0	21
Buy		310,992	09/2007	1	0	1
Sell		310,992	09/2007	0	0	0
Buy	MXN	128,689	04/2007	22	(96)	(74)
Sell		128,689	04/2007	19	0	19
Buy		128,689	03/2008	0	(15)	(15)
Buy	NZD	5,569	04/2007	64	0	64
Buy	PLN	17,703	04/2007	187	0	187
Sell		17,703	04/2007	0	(28)	(28)
Buy		17,703	03/2008	30	0	30
Buy	RUB	344,278	11/2007	178	0	178
Buy		996,132	12/2007	353	0	353
Buy	SGD	11,030	04/2007	69	0	69
Sell		5,094	04/2007	0	(12)	(12)
Buy		18,011	07/2007	101	0	101
Buy		5,850	09/2007	39	0	39
Buy	TWD	179,899	05/2007	0	(2)	(2)
Sell		116,243	05/2007	0	(2)	(2)
Buy	ZAR	1,509	06/2007	0	(4)	(4)

				$6,185	$(2,718)	$3,467

See Accompanying Notes	Annual Report	March 31, 2007	115

Schedule of Investments Money Market Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 7.3%

BANKING & FINANCE 7.3%
American Honda Finance Corp.
5.470% due 10/22/2007	$3,300	$3,303

ASIF Global Financing XXVIII
5.400% due 05/03/2007	2,700	2,700

Bear Stearns Cos., Inc.
5.420% due 01/15/2008	3,200	3,203

CIT Group, Inc.
5.580% due 05/18/2007	1,200	1,200
5.600% due 11/23/2007	2,500	2,504

Lehman Brothers Holdings, Inc.
5.385% due 07/19/2007	3,400	3,401

Morgan Stanley
5.485% due 11/09/2007	3,500	3,503

SLM Corp.
5.440% due 01/25/2008	3,500	3,503

Wachovia Bank N.A.
5.310% due 11/30/2007	3,000	3,001

		26,318

Total Corporate Bonds & Notes (Cost $26,318)		26,318

SHORT-TERM INSTRUMENTS 93.0%

CERTIFICATES OF DEPOSIT 7.7%
Barclays Bank PLC
5.281% due 03/17/2008	3,400	3,399

Dexia Delaware LLC
5.278% due 01/25/2008	13,000	12,999

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	3,500	3,499

Skandinav Enskilda BK
5.272% due 08/21/2008	4,700	4,700

Societe Generale NY
5.265% due 09/21/2007	3,200	3,200

		27,797

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 76.8%
ANZ National International Ltd.
5.165% due 09/05/2007	$6,400	$6,257

ASB Finance Ltd.
5.235% due 06/20/2007	14,600	14,432

Barclays U.S. Funding Corp.
5.235% due 06/29/2007	3,000	2,984
5.250% due 06/29/2007	7,000	6,992

Caisse d’Amortissement de la Dette Sociale
5.220% due 06/07/2007	15,000	14,863

Danske Corp.
5.210% due 06/11/2007	15,000	14,848

E.I. Du Pont De Nemours & Co.
5.380% due 04/02/2007	5,200	5,200

Fannie Mae
5.100% due 07/18/2007	22,000	21,666

Freddie Mac
5.050% due 05/29/2007	9,900	9,821
5.050% due 08/20/2007	6,000	5,882

General Electric Capital Corp.
5.200% due 10/26/2007	8,000	7,862

ING U.S. Funding LLC
5.230% due 06/22/2007	16,000	15,993

IXIS Commercial Paper Corp.
5.215% due 06/13/2007	15,000	14,843

KFW International Finance, Inc.
5.380% due 05/29/2007	17,300	17,300

Nordea N.A., Inc.
5.170% due 07/11/2007	14,300	14,095

Oesterreichische
5.205% due 04/27/2007	3,000	2,990
5.220% due 04/27/2007	1,000	997
5.225% due 04/27/2007	10,500	10,462

Rabobank USA Financial Corp.
5.400% due 06/06/2007	17,300	17,300

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Statens Bostadsfin Bank
5.190% due 08/16/2007	$14,200	$13,922

Svenska Handelsbanken, Inc.
5.205% due 08/20/2007	5,000	4,906

Swedbank AB
5.230% due 06/05/2007	14,200	14,105

Toyota Motor Credit Corp.
5.230% due 08/07/2007	14,100	14,084

UBS Finance Delaware LLC
5.160% due 08/01/2007	14,000	13,857

Unicredit Delaware, Inc.
5.170% due 05/24/2007	3,100	3,077

Westpac Trust Securities NZ Ltd.
5.235% due 06/06/2007	8,000	7,976

		276,714

REPURCHASE AGREEMENTS 8.5%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	30,100	30,100

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $30,810. Repurchase proceeds are $30,113.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	597	597

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $609. Repurchase proceeds are $597.)

		30,697

Total Short-Term Instruments (Cost $335,208)		335,208

Total Investments 100.3% (Cost $361,526)		$361,526

Other Assets and Liabilities (Net) (0.3%)		(925)

Net Assets 100.0%		$360,601

116	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
7.614% due 11/14/2013	$2,500	$2,524

Total Bank Loan Obligations (Cost $2,500)		2,524

CORPORATE BONDS & NOTES 21.6%

BANKING & FINANCE 13.2%
American Express Bank FSB
5.290% due 08/10/2007	4,000	4,000

American Express Credit Corp.
5.380% due 03/02/2009	900	901

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,101

American International Group, Inc.
5.350% due 06/23/2008	6,300	6,300
5.400% due 01/29/2010	26,800	26,831

Bank of America N.A.
5.350% due 12/18/2008	2,600	2,599
5.360% due 07/25/2008	400	400

Bank of Ireland
5.360% due 12/19/2008	12,800	12,810
5.400% due 12/18/2009	5,200	5,205

Bank of Scotland
5.860% due 11/22/2012	2,000	2,006

Bear Stearns Cos., Inc.
5.450% due 02/23/2010	17,200	17,208

Calabash Re II Ltd.
16.255% due 01/08/2010	2,300	2,401

CIT Group, Inc.
5.510% due 01/30/2009	17,100	17,129
5.600% due 11/23/2007	75	75

Citigroup, Inc.
5.388% due 12/26/2008	9,700	9,708
5.400% due 01/30/2009	31,900	31,917
5.410% due 05/02/2008	5,300	5,307

Ford Motor Credit Co.
6.180% due 09/28/2007	2,000	2,000
7.250% due 10/25/2011	3,300	3,210

General Electric Capital Corp.
5.420% due 05/10/2010	16,500	16,512
5.420% due 10/06/2010	13,800	13,802
5.430% due 08/15/2011	1,300	1,300

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	900	900
5.440% due 12/22/2008	5,200	5,208
5.440% due 06/23/2009	41,910	41,930
5.650% due 06/28/2010	5,260	5,291
5.690% due 07/23/2009	1,000	1,006

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.400% due 05/10/2007	8,380	8,381
5.420% due 10/21/2009	5,000	5,002
5.435% due 03/12/2010	3,200	3,202
5.485% due 09/15/2008	10,280	10,303
5.488% due 12/05/2008	1,600	1,604
5.640% due 11/16/2009	4,000	4,023

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,016

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	700	700
5.385% due 07/19/2007	8,100	8,104
5.560% due 12/23/2010	9,700	9,725

MBNA Corp.
5.790% due 05/05/2008	6,320	6,352

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MBNA Europe Funding PLC
5.430% due 09/07/2007	$22,900	$22,913

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,670

Morgan Stanley
5.470% due 02/09/2009	12,100	12,116

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.380% due 09/11/2009	8,900	8,911

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,706
5.380% due 01/15/2009	14,800	14,812

Redwood Capital IX Ltd.
11.614% due 01/09/2008	2,000	2,020

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,105

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	6,000	6,011
5.420% due 02/06/2009	19,200	19,235

SLM Corp.
5.440% due 01/25/2008	2,000	2,002

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,121
8.750% due 05/01/2009	2,000	2,130

Vita Capital III Ltd.
6.466% due 01/01/2011	2,200	2,203

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	17,200	17,230

Wachovia Bank N.A.
5.320% due 10/03/2008 (b)	10,400	10,397
5.360% due 02/23/2009	25,000	24,990
5.390% due 03/23/2009	3,300	3,301

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,025

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002

		492,670

INDUSTRIALS 4.8%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,169

Comcast Corp.
5.660% due 07/14/2009	2,100	2,104

ConocoPhillips
5.360% due 04/11/2007	3,800	3,800

CSC Holdings, Inc.
7.250% due 07/15/2008	300	306

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	3,800	3,809
5.820% due 09/10/2007	24,800	24,841

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,571

EchoStar DBS Corp.
5.750% due 10/01/2008	3,500	3,513
6.375% due 10/01/2011	5,800	5,851

El Paso Corp.
6.500% due 06/01/2008	3,000	3,038
7.625% due 08/16/2007	10,000	10,115

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,244

Equistar Chemicals LP
10.125% due 09/01/2008	1,000	1,058

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	$1,525	$1,609

General Mills, Inc.
5.490% due 01/22/2010	8,000	8,011

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,427

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,739

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,483

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,989

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,524
10.250% due 08/01/2007	400	407

MGM Mirage
9.750% due 06/01/2007	3,300	3,333

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,552
6.750% due 02/01/2008	1,000	1,010

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,057
8.875% due 02/15/2009	4,300	4,407

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,255

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,966

Service Corp. International
6.500% due 03/15/2008	8,975	9,065
7.700% due 04/15/2009	1,400	1,463

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,756
6.700% due 10/01/2007	4,136	4,180

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	901

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,281

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.548% due 09/05/2008	4,500	4,507

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,956

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	6,500	6,498

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,131

Xerox Corp.
6.100% due 12/18/2009	2,000	2,023
9.750% due 01/15/2009	6,415	6,912

		178,515

UTILITIES 3.6%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,917
5.570% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.460% due 08/15/2008	1,400	1,401

CMS Energy Corp.
7.500% due 01/15/2009	10,475	10,802
8.900% due 07/15/2008	3,300	3,440
9.875% due 10/15/2007	4,100	4,208

See Accompanying Notes	Annual Report	March 31, 2007	117

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$14,000	$14,007

Edison Mission Energy
7.730% due 06/15/2009	400	416

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,525
6.090% due 12/08/2008	9,600	9,628

Florida Power Corp.
5.760% due 11/14/2008	17,400	17,406

Midwest Generation LLC
8.300% due 07/02/2009	9,102	9,354

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,379

PSEG Energy Holdings LLC
8.625% due 02/15/2008	817	837

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	4,800	4,807

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,434

Qwest Corp.
5.625% due 11/15/2008	5,000	5,025

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	405

TXU Electric Delivery Co.
5.725% due 09/16/2008	2,300	2,301

TXU Energy Co. LLC
5.850% due 09/16/2008	3,900	3,901

		133,200

Total Corporate Bonds & Notes (Cost $803,252)		804,385

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
3.500% due 04/25/2011	814	810
3.625% due 07/01/2034	82	82
3.747% due 06/01/2034	59	60
4.618% due 09/01/2035	1,246	1,244
4.800% due 11/01/2035	1,919	1,910
5.000% due 01/25/2017 - 04/01/2037	4,446	4,309
5.044% due 01/01/2036	618	622
5.380% due 12/25/2036	1,335	1,334
5.450% due 03/25/2036	890	892
5.470% due 08/25/2034	1,842	1,844
5.474% due 01/01/2032	1,489	1,502
5.500% due 02/01/2014	1,582	1,593
5.608% due 11/01/2025	27	27
5.620% due 03/25/2036	4,735	4,735
5.623% due 05/01/2036	18,064	18,267
5.627% due 05/01/2036	331	334
5.640% due 02/01/2018	33	33
5.646% due 05/01/2021 - 04/01/2029	327	330
5.670% due 09/25/2042 - 03/25/2044	3,137	3,144
5.770% due 10/25/2030	8	9
5.884% due 12/01/2036	225	227
5.898% due 12/01/2036	234	237
5.920% due 10/25/2017	402	408
6.000% due 02/25/2008 - 05/01/2037	350,636	353,317
6.095% due 07/01/2029	328	330
6.133% due 06/01/2043 - 10/01/2044	24,863	25,193
6.500% due 11/01/2008 - 10/25/2042	1,301	1,329
6.500% due 10/25/2023 (a)	52	4
7.000% due 03/01/2013	58	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.095% due 08/01/2026	$19	$19
7.140% due 08/01/2029	2,364	2,394
7.219% due 12/01/2040	781	793
7.500% due 10/01/2023	38	38
8.929% due 06/25/2032	920	962

Federal Home Loan Bank
2.620% due 04/23/2007	2,390	2,386
3.500% due 05/13/2008 - 12/12/2008	3,135	3,071
4.000% due 07/30/2008 - 04/20/2009	51,400	50,604
4.020% due 06/30/2009	2,000	1,966
4.150% due 01/12/2009	1,950	1,924
4.250% due 09/26/2008	2,600	2,577
4.330% due 03/16/2010	2,500	2,465
4.400% due 02/08/2010	22,340	22,024
4.500% due 06/22/2010	12,400	12,295
5.500% due 03/02/2009	11,300	11,300

Federal Housing Administration
7.350% due 04/01/2019	176	178
7.430% due 09/01/2022	86	87
7.435% due 02/01/2019	207	209

Freddie Mac
3.000% due 12/15/2021	1,100	1,086
4.000% due 11/15/2022	6,461	6,391
4.250% due 04/05/2007	58,000	57,995
4.500% due 08/15/2027	6,848	6,826
5.000% due 01/15/2018	532	530
5.500% due 05/01/2013 - 08/01/2014	6,957	7,002
5.720% due 06/15/2031	520	522
6.133% due 10/25/2044 - 02/25/2045	14,786	14,905
6.333% due 07/25/2044	18,753	18,965
6.412% due 10/15/2007	6	6
6.500% due 08/15/2008 - 07/25/2043	2,101	2,106

Ginnie Mae
5.000% due 02/20/2032	1,264	1,274
5.250% due 03/20/2029 - 03/20/2030	1,373	1,385
5.375% due 05/20/2021 - 05/20/2030	6,926	7,005
5.500% due 08/20/2029 - 09/20/2029	3,831	3,870
5.625% due 02/20/2019	30	30
5.750% due 07/20/2022 - 09/20/2027	810	819
5.820% due 02/16/2030	78	79
5.970% due 02/16/2030	230	233
6.000% due 01/15/2032 - 03/20/2032	6,218	6,251
6.125% due 10/20/2017 - 10/20/2027	1,280	1,296
6.270% due 03/20/2031	267	270
7.500% due 02/20/2030	203	210
8.000% due 12/15/2030 - 03/15/2032	227	240
8.500% due 06/20/2027	193	207

Small Business Administration
7.540% due 08/10/2009	165	171

Total U.S. Government Agencies (Cost $678,574)		679,152

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
3.875% due 09/15/2010	12,735	12,476
5.125% due 06/30/2011	2,900	2,965

Total U.S. Treasury Obligations (Cost $15,366)		15,441

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,097	$3,050

Arkle Master Issuer PLC
5.300% due 11/19/2007	5,300	5,302

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	3,875	3,875

Banc of America Funding Corp.
4.620% due 02/20/2036	10,372	10,284
5.380% due 01/25/2037	665	666

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,359	1,374
7.325% due 07/20/2032	355	360

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	31,586	31,297
6.301% due 11/25/2030	525	525

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	3,185	3,187
5.830% due 11/25/2036	6,230	6,290

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	800	808

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	9,212	9,216

Countrywide Alternative Loan Trust
5.500% due 02/20/2047	10,901	10,885
5.500% due 05/25/2047	8,200	8,189
5.600% due 02/25/2037	6,410	6,415

Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033	269	263
5.550% due 05/25/2035	214	214
5.590% due 05/25/2034	127	127
5.660% due 06/25/2035	15,905	15,874
6.833% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	72	72

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	2,287	2,289
5.400% due 02/25/2037	3,436	3,439

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	10,552	10,589
5.640% due 06/25/2030	1,235	1,228
5.670% due 11/15/2031	639	642

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	11,032	11,040
5.400% due 01/25/2047	8,362	8,365

Greenwich Capital Acceptance, Inc.
7.978% due 06/25/2024	16	16

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,118	11,009

GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	3,621	3,628

Harborview Mortgage Loan Trust
5.450% due 04/19/2038	3,238	3,234
5.540% due 05/19/2035	3,059	3,064
5.560% due 03/19/2037	10,232	10,257

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,847	4,851

Indymac ARM Trust
6.663% due 01/25/2032	5	5
6.798% due 01/25/2032	13	13

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	4,265	4,267

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,751	1,720

118	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	$742	$760

Mellon Residential Funding Corp.
5.760% due 12/15/2030	3,557	3,572
5.810% due 10/20/2029	5,772	5,810

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,469	3,471

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	842	845

Morgan Stanley Capital I
5.380% due 10/15/2020	15,053	15,053

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,817	2,822
6.343% due 09/25/2045	1,033	1,041

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	341	344

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	32,346	128

Sequoia Mortgage Trust
5.670% due 07/20/2033	7,357	7,387
5.700% due 10/20/2027	3,154	3,159

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	6,656	6,651
5.540% due 05/25/2036	13,724	13,747
5.650% due 09/19/2032	156	157
5.670% due 03/19/2034	1,428	1,431

Structured Asset Securities Corp.
5.331% due 10/25/2035	2,224	2,217
6.037% due 02/25/2032	407	406
6.150% due 07/25/2032	744	751

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	7,698	7,706

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	10,890	10,888
5.440% due 04/25/2036	2,100	2,097

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	12,296	12,303
5.681% due 04/15/2034	767	770

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	673	671

Washington Mutual, Inc.
5.111% due 10/25/2032	1,572	1,568
5.400% due 06/25/2046	399	400
5.510% due 04/25/2045	225	226
5.590% due 12/25/2027	9,482	9,487
5.610% due 10/25/2045	556	558
5.640% due 12/25/2027	4,707	4,710
5.663% due 01/25/2047	1,222	1,223
5.743% due 12/25/2046	4,337	4,349
5.896% due 08/25/2046	16,436	16,522
5.957% due 09/25/2036	174	175
5.983% due 02/25/2046	7,251	7,272
6.183% due 11/25/2042	2,104	2,115
6.383% due 06/25/2042	3,380	3,385
6.383% due 08/25/2042	3,008	3,019
6.433% due 12/25/2046	2,667	2,667

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,988	9,799

Total Mortgage-Backed Securities (Cost $369,739)		369,601

ASSET-BACKED SECURITIES 10.4%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,902	1,903
5.480% due 09/25/2035	2,000	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ACE Securities Corp.
5.370% due 12/25/2036	$1,738	$1,739
5.390% due 12/25/2035	1,354	1,355
5.400% due 02/25/2036	439	439
5.450% due 10/25/2036	2,100	2,100

Advanta Mortgage Loan Trust
5.695% due 11/25/2029	85	85

Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	3	3

American Express Credit Account Master Trust
5.320% due 01/18/2011	2,300	2,299

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	65	65

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	14	14
5.670% due 10/25/2031	704	704
5.670% due 08/25/2032	126	126

Argent Securities, Inc.
5.380% due 05/25/2036	238	238
5.390% due 04/25/2036	952	952
5.400% due 03/25/2036	1,275	1,276

Asset-Backed Funding Certificates
5.380% due 11/25/2036	2,375	2,376
5.380% due 01/25/2037	4,797	4,799

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,044	1,045
5.380% due 03/25/2036	73	73
5.430% due 11/25/2035	108	108

Bank One Issuance Trust
5.430% due 12/15/2010	2,000	2,004

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	599	598
5.390% due 12/25/2036	1,857	1,857
5.400% due 12/25/2035	37	37
5.400% due 10/25/2036	626	626
5.410% due 04/25/2036	447	447
5.570% due 06/25/2035	67	67
5.650% due 10/25/2032	1,601	1,604
5.720% due 10/27/2032	103	104
5.770% due 03/25/2043	1,734	1,738

Brazos Student Finance Corp.
6.020% due 06/01/2023	2,097	2,108

Capital One Auto Finance Trust
5.340% due 12/14/2007	2,167	2,169

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	250	250
5.640% due 10/25/2035	4,100	4,110

Centex Home Equity
5.490% due 03/25/2035	99	99
5.720% due 10/25/2030	709	710

Chase Credit Card Master Trust
5.430% due 02/15/2011	3,700	3,710

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	495	495

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	101	101

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,042

Citibank Master Trust
5.540% due 04/16/2013	700	702

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	2,262	2,263
5.370% due 11/25/2036	507	508
5.380% due 01/25/2037	1,925	1,926
5.390% due 01/25/2037	4,949	4,946
5.400% due 12/25/2035	1,486	1,487
5.530% due 02/25/2035	18	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	$12,748	$12,765
5.370% due 07/25/2037	4,125	4,127
5.370% due 03/25/2047	404	405
5.380% due 03/25/2037	422	422
5.380% due 09/25/2046	359	359
5.390% due 06/25/2036	890	890
5.390% due 07/25/2036	218	218
5.390% due 08/25/2036	197	197
5.390% due 09/25/2036	422	423
5.390% due 06/25/2037	1,975	1,976
5.400% due 06/25/2037	3,742	3,744
5.420% due 08/25/2037	11,400	11,382
5.420% due 09/25/2037	5,000	5,001
5.450% due 07/25/2036	921	922
5.480% due 02/25/2036	1,505	1,506
5.490% due 11/25/2035	90	90
5.510% due 06/25/2036	1,100	1,101
5.590% due 06/25/2035	25	25
5.800% due 12/25/2031	105	105
6.060% due 05/25/2032	183	183

Countrywide Home Equity Loan Trust
5.460% due 01/15/2037	281	281

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	440	441
5.410% due 12/25/2037	3,371	3,369
5.580% due 12/25/2035	21	21

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,038	1,039

Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	44	44

EMC Mortgage Loan Trust
5.690% due 05/25/2040	213	213

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	627	629

FBR Securitization Trust
5.440% due 10/25/2035	23	23

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	5,614	5,618
5.360% due 01/25/2038	3,792	3,794
5.370% due 11/25/2036	6,956	6,960
5.370% due 12/25/2036	354	354
5.390% due 01/25/2036	401	401
5.390% due 12/25/2037	1,973	1,974
5.410% due 01/25/2036	2,582	2,584
5.690% due 12/25/2034	857	859

First NLC Trust
5.440% due 02/25/2036	529	529

Fremont Home Loan Trust
5.370% due 10/25/2036	2,570	2,570
5.380% due 04/25/2036	35	35
5.380% due 01/25/2037	2,763	2,762

GSAMP Trust
5.390% due 01/25/2036	2,876	2,878
5.390% due 10/25/2036	1,871	1,872
5.390% due 12/25/2036	3,153	3,154
5.410% due 11/25/2035	782	782
5.420% due 01/25/2047	3,464	3,466
5.430% due 11/25/2035	102	102
5.440% due 12/25/2035	445	444
5.610% due 03/25/2034	94	94
5.960% due 07/25/2032	14	14

Home Equity Asset Trust
5.400% due 05/25/2036	792	793

Home Equity Mortgage Trust
5.410% due 05/25/2036	35	35

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	3,717	3,720

See Accompanying Notes	Annual Report	March 31, 2007	119

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$3,736	$3,735

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	13,860	13,867
5.400% due 12/25/2035	985	986

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	2,394	2,394
5.410% due 03/25/2036	2,710	2,712

Irwin Home Equity
5.860% due 07/25/2032	443	444

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	2,566	2,567
5.370% due 08/25/2036	334	335
5.370% due 10/25/2036	3,339	3,338

Lehman XS Trust
5.390% due 05/25/2046	1,818	1,819
5.400% due 08/25/2046	1,530	1,531
5.400% due 11/25/2046	2,811	2,813
5.410% due 05/25/2046	65	65

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,056	1,057
5.360% due 11/25/2036	1,188	1,189
5.380% due 04/25/2036	74	74
5.390% due 03/25/2036	970	970
5.400% due 02/25/2036	555	555
5.410% due 01/25/2036	927	927
5.520% due 11/25/2034	201	202
5.600% due 10/25/2034	2,537	2,542
6.020% due 03/25/2032	117	119

MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	2,663	2,665
5.370% due 01/25/2037	2,653	2,654
5.380% due 11/25/2036	453	453
5.400% due 01/25/2036	2,069	2,070
5.430% due 11/25/2035	2,704	2,706

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,000	2,006
5.440% due 08/16/2010	1,700	1,703

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	744	745
5.350% due 06/25/2037	886	887
5.390% due 08/25/2036	11,935	11,934
5.390% due 02/25/2037	576	576
5.400% due 01/25/2037	2,043	2,045
5.400% due 09/25/2037	265	265

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,005	1,006
5.360% due 06/25/2036	1,797	1,798
5.360% due 09/25/2036	161	161
5.360% due 10/25/2036	2,104	2,105
5.360% due 01/25/2037	3,500	3,501
5.370% due 10/25/2036	2,620	2,621
5.370% due 11/25/2036	7,214	7,218
5.420% due 09/25/2036	125	125

Morgan Stanley Capital I
5.390% due 02/25/2036	3,058	3,061

Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	2,704	2,706

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	2,402	2,404

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,950	1,952

Nelnet Student Loan Trust
5.146% due 09/25/2012	1,985	1,984
5.320% due 10/27/2014	179	179

New Century Home Equity Loan Trust
5.380% due 05/25/2036	2,419	2,420
5.390% due 08/25/2036	560	560
5.440% due 10/25/2035	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nissan Auto Lease Trust
5.347% due 12/14/2007	$952	$953

Option One Mortgage Loan Trust
5.360% due 02/25/2037	334	334
5.370% due 07/25/2036	1,530	1,531
5.370% due 01/25/2037	5,800	5,803
5.860% due 06/25/2032	85	85
5.860% due 08/25/2032	450	450

Park Place Securities, Inc.
5.480% due 09/25/2035	3	3
5.580% due 09/25/2035	1,278	1,280

Quest Trust
5.880% due 06/25/2034	613	614

Renaissance Home Equity Loan Trust
5.680% due 11/25/2034	159	159
5.760% due 08/25/2033	1,231	1,234
5.820% due 12/25/2033	239	241

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	2,791	2,793
5.400% due 02/25/2036	1,155	1,156
5.420% due 05/25/2035	41	41
5.420% due 08/25/2046	1,164	1,165
5.880% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.360% due 06/25/2036	1,763	1,764
5.380% due 01/25/2037	880	880
5.390% due 03/25/2036	1,046	1,047
5.390% due 04/25/2036	1,082	1,083
5.390% due 11/25/2036	11,811	11,819
5.390% due 02/25/2037	1,961	1,962
5.400% due 01/25/2036	698	699
5.410% due 01/25/2036	1,157	1,158
5.420% due 10/25/2035	90	90
5.430% due 10/25/2035	338	339
5.430% due 04/25/2037	3,000	3,001
5.510% due 05/25/2034	72	73

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	246	246

SACO I, Inc.
5.380% due 05/25/2036	1,417	1,418
5.400% due 04/25/2036	105	106
5.420% due 01/25/2036	8	8

Salomon Brothers Mortgage Securities VII
5.620% due 03/25/2032	225	226

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	1,652	1,653
5.380% due 03/25/2036	421	421

SG Mortgage Securities Trust
5.420% due 10/25/2035	169	169

SLM Student Loan Trust
3.800% due 12/15/2038	3,800	3,709
5.316% due 10/27/2014	5,100	5,103
5.326% due 04/25/2014	6,400	6,405
5.330% due 07/25/2013	2,199	2,201

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	760	760
5.380% due 12/25/2036	1,465	1,466
5.390% due 02/25/2036	224	224
5.390% due 03/25/2036	223	223
5.390% due 05/25/2036	569	569
5.400% due 01/25/2037	3,947	3,949
5.430% due 11/25/2035	405	405

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,479	1,480
5.365% due 11/25/2037	334	334
5.380% due 01/25/2038	2,042	2,042
5.400% due 12/25/2036	901	902
5.660% due 01/25/2034	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		$385	$385
5.410% due 07/25/2035		22	22

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,885	4,727
5.400% due 01/25/2037		1,730	1,731
5.420% due 07/25/2035		139	139
5.420% due 01/25/2037		756	755
5.450% due 12/25/2035		110	110
5.610% due 01/25/2033		1,637	1,640

USAA Auto Owner Trust
5.310% due 03/16/2009		4,800	4,803

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,546	2,546

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		3,458	3,460
5.390% due 04/25/2036		363	363

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,759	1,760
5.420% due 03/25/2037		1,000	1,000
5.430% due 11/25/2035		3,825	3,827
5.560% due 10/25/2035		17,900	17,923

Total Asset-Backed Securities (Cost $386,906)			386,964

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,300	3,125

BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	100,000	849

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,000

Sumitomo Mitsui Banking Corp.
1.151% due 06/29/2049	JPY	600,000	5,196
1.514% due 11/26/2049		200,000	1,720
1.744% due 12/31/2049		100,000	857

Total Foreign Currency-Denominated Issues (Cost $17,400)			17,747

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049		328	3,462

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,126

Total Preferred Stocks (Cost $10,697)			10,588

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 43.4%

CERTIFICATES OF DEPOSIT 10.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$8,300	8,303

Bank of Ireland
5.400% due 01/15/2010		16,800	16,800

Barclays Bank PLC
5.281% due 03/17/2008		30,100	30,104

BNP Paribas
5.262% due 07/03/2008		29,300	29,289

Calyon Financial, Inc.
5.340% due 01/16/2009		16,400	16,400

120	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Bank of Massachusetts
5.320% due 05/09/2007	$79,100	$79,100

Countrywide Bank N.A.
5.320% due 04/25/2007	3,800	3,800

Dexia S.A.
5.270% due 09/29/2008	18,500	18,505

Fortis Bank NY
5.265% due 04/28/2008	4,114	4,119
5.265% due 06/30/2008	21,000	21,007
5.300% due 09/30/2008	1,700	1,700

HSBC Bank USA N.A.
5.426% due 07/28/2008	1,200	1,202

Royal Bank of Canada
5.227% due 06/30/2008	30,600	30,632

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	24,000	24,000
5.265% due 03/26/2008	9,000	8,999

Skandinav Enskilda BK
5.340% due 08/21/2008	2,700	2,699
5.350% due 02/13/2009	28,000	28,016

Societe Generale NY
5.269% due 06/30/2008	5,400	5,402
5.270% due 03/25/2008	34,680	34,680
5.271% due 06/30/2008	8,400	8,403

Unicredito Italiano NY
5.360% due 05/29/2008	1,500	1,501

		374,661

COMMERCIAL PAPER 30.9%
Abbey National N.A. LLC
5.220% due 06/11/2007	74,600	74,018
5.225% due 06/11/2007	2,400	2,376
5.230% due 06/11/2007	800	794

ANZ National International Ltd.
5.165% due 09/05/2007	37,378	36,528

Bank of America Corp.
5.200% due 07/24/2007	28,100	28,100
5.230% due 07/24/2007	100,050	99,032
5.240% due 07/24/2007	6,200	6,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.235% due 06/14/2007	$2,100	$2,099
5.240% due 06/14/2007	91,000	90,553

Barclays U.S. Funding Corp.
5.250% due 06/29/2007	4,400	4,395

CBA (de) Finance
5.235% due 06/15/2007	51,200	50,835

Cox Communications, Inc.
5.570% due 09/17/2007	20,300	20,300

Federal Home Loan Bank
5.000% due 04/02/2007	41,700	41,700

Fortis Funding LLC
5.230% due 07/09/2007	30,600	30,205
5.250% due 07/09/2007	33,100	33,061

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,703
5.220% due 10/26/2007	65,600	64,932

HBOS Treasury Services PLC
5.215% due 06/11/2007	500	495
5.225% due 06/29/2007	13,275	13,121

ING U.S. Funding LLC
5.210% due 06/22/2007	28,400	28,111

Nordea N.A., Inc.
5.220% due 07/11/2007	38,300	37,795

Rabobank USA Financial Corp.
5.395% due 06/06/2007	89,700	89,700

Societe Generale NY
5.190% due 08/22/2007	24,100	23,599
5.200% due 08/22/2007	65,300	64,607
5.220% due 08/22/2007	3,600	3,581
5.225% due 08/22/2007	1,600	1,591

Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	25,700	25,361
5.235% due 08/20/2007	6,700	6,692

Swedbank AB
5.240% due 06/05/2007	100,200	99,573

UBS Finance Delaware LLC
5.215% due 08/01/2007	60,800	60,477
5.220% due 08/01/2007	8,600	8,494
5.225% due 08/01/2007	45,000	44,714

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007	$9,900	$9,900

Westpac Banking Corp.
5.235% due 07/09/2007	38,550	38,533

		1,151,155

REPURCHASE AGREEMENTS 1.8%
UBS Securities LLC
5.150% due 04/02/2007	66,000	66,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2010 valued at $67,378. Repurchase proceeds are $66,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	11,740	11,740

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $11,976. Repurchase proceeds are $11,745.)

U.S. TREASURY BILLS 0.4%
4.953% due 05/31/2007 - 06/14/2007 (c)(d)(f)	14,165	14,009

Total Short-Term Instruments (Cost $1,617,606)		1,617,565

PURCHASED OPTIONS (h) 0.3%
(Cost $6,062)		9,949

Total Investments (e) 105.1% (Cost $3,908,102)		$3,913,916

Written Options (i) (0.3%) (Premiums $6,406)		(10,850)

Other Assets and Liabilities (Net) (4.8%)		(179,208)

Net Assets 100.0%		$3,723,858

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,226 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $191,580 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $9,311 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$323
90-Day Eurodollar March Futures	Long	03/2008	2,082	866
90-Day Eurodollar September Futures	Long	09/2007	2,908	(109)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	164	87
U.S. Treasury 10-Year Note June Futures	Short	06/2007	1,410	194
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	(2,154)

				$(793)

See Accompanying Notes	Annual Report	March 31, 2007	121

Schedule of Investments  Short-Term Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$1,600	$1
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	4,000	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,900	18
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	1,600	8
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	1,600	1
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	2,200	1
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	1,600	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	3,900	18
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	6
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	12
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	(1)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	15,300	(6)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,700	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	1,700	2
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	4,500	12
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,200	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	10,000	86
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	8

						$266

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

122	PIMCO Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(65)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	20
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	22,500	(236)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	242
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$77,500	3
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		7,100	(49)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		47,400	992
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		27,500	(27)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(10)

							$872

(h)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP 29,400	$123	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	28,000	103	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007	28,000	121	1
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$ 144,400	415	360
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007	190,600	943	2,121
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	667
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	464,700	2,101	5,097
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	112,200	464	182
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	121,400	641	850
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	670

							$6,062	$9,949

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 8,400	$155	$2
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	7,000	105	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	8,000	121	2
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$31,700	395	321
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007	62,500	944	2,061
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	657	591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	204,000	2,147	5,587
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	49,200	514	349
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	73,300	881	1,352
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	584

							$6,406	$10,850

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$76,115	$74,496	$74,522
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,453	1,484

				$75,949	$76,006

(2) Market value includes $452 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	123

Schedule of Investments Short-Term Fund (Cont.)	March 31, 2007

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	22,340	05/2007	$611	$0	$611
Sell		22,340	05/2007	3	0	3
Buy		22,340	03/2008	0	(22)	(22)
Buy	CLP	63,745	06/2007	0	(3)	(3)
Buy		2,447,604	11/2007	15	0	15
Buy	CNY	226,774	01/2008	9	(2)	7
Buy		611,702	03/2008	129	(71)	58
Sell	EUR	378	04/2007	0	0	0
Sell	GBP	11,100	04/2007	0	(278)	(278)
Sell	JPY	1,801,759	05/2007	0	(412)	(412)
Buy	KRW	9,461,871	05/2007	0	(15)	(15)
Buy	MXN	110,230	04/2007	37	0	37
Sell		110,230	04/2007	15	0	15
Buy		110,230	03/2008	0	(13)	(13)
Buy	NOK	57,383	04/2007	185	0	185
Buy	PLN	27,358	04/2007	17	(65)	(48)
Sell		27,358	04/2007	0	(43)	(43)
Buy		27,358	03/2008	47	0	47
Buy	RUB	7,380	09/2007	2	0	2
Buy		3,190	11/2007	3	0	3
Buy		294,981	12/2007	90	0	90
Buy	SGD	12,490	04/2007	92	0	92
Buy	ZAR	22,036	05/2007	0	(78)	(78)
Buy		1,750	06/2007	0	(5)	(5)

				$1,255	$(1,007)	$248

124	PIMCO Funds	See Accompanying Notes

Schedule of Investments Total Return Mortgage Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 113.4%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$165	$150
4.500% due 02/01/2020 - 04/01/2022	36,272	35,148
5.000% due 06/01/2018 - 05/01/2037	149,686	146,202
5.292% due 10/25/2008	29	29
5.498% due 05/01/2023	31	32
5.500% due 04/01/2022 - 04/01/2037	120,836	119,885
5.670% due 11/25/2032	98	99
5.720% due 04/18/2028	9	9
5.750% due 01/01/2021	16	16
5.820% due 03/25/2032 - 07/25/2034	6,034	6,053
6.000% due 10/01/2032 - 05/01/2037	36,754	37,025
6.063% due 11/01/2018	5	5
6.132% due 08/01/2042	537	546
6.133% due 08/01/2042 - 10/01/2044	2,474	2,503
6.270% due 04/01/2007	1,553	1,551
6.295% due 07/01/2011	2,158	2,183
6.344% due 04/25/2023	5	5
6.445% due 12/01/2034	1,303	1,315
6.500% due 09/25/2023 - 04/01/2037	19,993	20,416
6.536% due 05/01/2033	1,074	1,076
7.000% due 09/25/2023	4	4
7.302% due 10/01/2028	14	14
7.500% due 06/01/2030 - 08/01/2031	219	229
7.750% due 08/25/2022	38	38

Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,884

Federal Housing Administration
5.022% due 10/25/2022	449	454
7.430% due 06/01/2019	277	279

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	36	34
5.000% due 11/01/2036 - 05/01/2037	48,260	46,651
5.500% due 12/01/2017 - 05/01/2037	33,861	33,583
5.632% due 02/01/2018	81	81
5.756% due 11/01/2028	9	9
6.000% due 11/01/2036 - 04/01/2037	38,542	38,859
6.030% due 08/01/2025	14	14
6.133% due 10/25/2044 - 02/25/2045	6,602	6,655
6.421% due 07/01/2030	44	45
6.500% due 12/15/2023 - 10/01/2036	11,355	11,583
7.143% due 05/01/2032	28	28
8.000% due 06/15/2026	28	29

Ginnie Mae
4.500% due 08/20/2033	1,304	1,231
5.375% due 02/20/2017 - 03/20/2027	49	50
5.500% due 02/20/2018 - 04/01/2037	27,842	27,718
5.520% due 02/16/2032	491	492
5.570% due 08/16/2032	1,639	1,645
5.625% due 03/20/2016 - 03/20/2018	101	102
5.750% due 07/20/2022 - 08/20/2026	66	67

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2036	$13,329	$13,507
6.125% due 12/20/2021 - 11/20/2023	27	27
6.500% due 11/15/2028 - 04/01/2037	7,128	7,313
7.500% due 05/15/2027 - 08/15/2027	9	9

Total U.S. Government Agencies (Cost $567,179)		566,884

MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Structural Security Trust
5.820% due 10/11/2033	899	905

Banktrust Mortgage Trust
5.700% due 12/01/2023	136	135

CC Mortgage Funding Corp.
5.600% due 01/25/2035	266	267

Countrywide Alternative Loan Trust
5.530% due 05/25/2035	1,980	1,984

Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	664	658
5.610% due 04/25/2035	1,383	1,388
5.640% due 03/25/2035	3,296	3,305
6.184% due 04/25/2035	2,316	2,328

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	72	72

Harborview Mortgage Loan Trust
5.540% due 05/19/2047	3,995	4,005
5.630% due 11/19/2035	2,687	2,696

Indymac Index Mortgage Loan Trust
5.560% due 04/25/2035	3,133	3,143
5.640% due 02/25/2035	2,296	2,307
5.650% due 09/25/2034	1,212	1,214

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,339	1,316

Mellon Residential Funding Corp.
6.432% due 07/25/2029	16	16

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	48	49

Morgan Stanley Capital I
5.500% due 04/25/2017	51	50

Prime Mortgage Trust
5.000% due 02/25/2019	654	641

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	682	714

Sequoia Mortgage Trust
5.670% due 10/19/2026	544	545
5.670% due 07/20/2033	430	431
5.700% due 10/20/2027	164	164

Structured Adjustable Rate Mortgage Loan Trust
6.227% due 05/25/2035	2,836	2,862

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	234	235

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,635	2,636

Washington Mutual, Inc.
5.590% due 12/25/2027	2,824	2,826
5.590% due 12/25/2045	3,716	3,729
5.983% due 02/25/2046	2,112	2,118

Total Mortgage-Backed Securities (Cost $42,674)		42,739

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 5.4%
ACE Securities Corp.
5.370% due 06/25/2036	$1,690	$1,691

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	25	25
5.670% due 10/25/2031	31	31

Argent Securities, Inc.
5.400% due 01/25/2036	383	384
5.400% due 03/25/2036	586	586

Bear Stearns Asset-Backed Securities, Inc.
5.590% due 09/25/2035	1,444	1,445
5.610% due 02/25/2026	64	64

Centex Home Equity
5.620% due 01/25/2032	42	42

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	91	92

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,923

Credit-Based Asset Servicing & Securitization LLC
5.500% due 01/25/2035	527	527

EMC Mortgage Loan Trust
6.070% due 08/25/2040	347	351

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,641	1,642

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	2,128	2,135

Home Equity Asset Trust
5.920% due 11/25/2032	3	3

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	1,245	1,246

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,853	1,855

Quest Trust
5.880% due 06/25/2034	93	93

Renaissance Home Equity Loan Trust
5.700% due 12/25/2032	87	87
5.760% due 08/25/2033	449	450

Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2035	18	18

Residential Funding Mortgage Securities II, Inc.
5.420% due 02/25/2036	3,980	3,983

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	77	77

Specialty Underwriting & Residential Finance
5.660% due 01/25/2034	35	35

Structured Asset Securities Corp.
5.610% due 01/25/2033	43	43

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	4,000	4,005
5.570% due 12/25/2035	4,000	4,004

Total Asset-Backed Securities (Cost $26,819)		26,837

SHORT-TERM INSTRUMENTS 6.9%

COMMERCIAL PAPER 5.0%
Rabobank USA Financial Corp.
5.400% due 06/06/2007	11,600	11,595

UBS Finance Delaware LLC
5.215% due 08/01/2007	13,400	13,263

		24,858

See Accompanying Notes	Annual Report	March 31, 2007	125

Schedule of Investments  Total Return Mortgage Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,852	$5,852
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,969. Repurchase proceeds are $5,854.)

U.S. TREASURY BILLS 0.8%
4.918% due 06/14/2007 (b)(c)(e)	3,925	3,882

Total Short-Term Instruments (Cost $34,606)		34,592

Total Investments (d) 134.3% (Cost $671,278)		$671,052

Other Assets and Liabilities (Net) (34.3%)		(171,203)

Net Assets 100.0%		$499,849

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $2,720 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $12,404 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $668 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	1,052	$342
90-Day Eurodollar June Futures	Long	06/2007	132	6

				$348

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$414
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	426
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	(1)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	3,000	710
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	704
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	585

							$2,838

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$250	$(15)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	3,000	75
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	3,000	19
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Sell	2.670%		07/25/2045	11,000	0

							$79

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

126	PIMCO Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$21,900	$458
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	9,800	(57)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $119	07/01/2011	3,000	(113)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	13,900	(81)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	32,000	729

						$936

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay		Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/20207	Premium amount of $	900	09/18/2027	3,000,000	$566

(g)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	04/01/2022	$6,000	$5,825	$5,809
Fannie Mae	5.000%	04/01/2022	4,000	3,951	3,945
Freddie Mac	5.000%	04/01/2037	9,000	8,734	8,699
Freddie Mac	5.500%	04/01/2037	20,000	19,835	19,794
Ginnie Mae	6.000%	04/01/2037	1,000	1,016	1,013

				$39,361	$39,260

See Accompanying Notes	Annual Report	March 31, 2007	127

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class A
03/31/2007	$10.46	$0.44	$0.58	$1.02	$(0.44)	$(0.25)
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)
Class C
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)
Diversified Income Fund
Class A
03/31/2007	$11.01	$0.55	$0.30	$0.85	$(0.58)	$(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.27	0.88	1.15	(0.30)	(0.01)
Class B
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Class C
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.22	0.88	1.10	(0.25)	(0.01)
Emerging Markets Bond Fund
Class A
03/31/2007	$11.14	$0.54	$0.57	$1.11	$(0.58)	$(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.44	1.82	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.59	0.77	1.36	(0.66)	(0.25)
Class B
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)
Class C
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)
03/31/2004	10.05	0.36	1.81	2.17	(0.41)	(1.08)
03/31/2003	9.60	0.53	0.76	1.29	(0.59)	(0.25)
Floating Income Fund
Class A
03/31/2007	$10.39	$0.48	$0.33	$0.81	$(0.60)	$(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00
Class C
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

(d) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

(e) Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

128	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.69)	$10.79	10.01%	$136,279	1.25%		1.25%		4.15%		11%
0.00	(0.26)	10.46	7.26	47,798	1.25	*(e)	1.25	*(e)	3.19	*	6

0.00	(0.61)	10.79	9.18	47,433	2.00		2.00		3.40		11
0.00	(0.19)	10.46	6.59	8,646	2.00	*(e)	2.00	*(e)	2.56	*	6

$0.00	$(0.73)	$11.13	7.99%	$125,360	1.15%		1.15%		5.02%		190%
0.00	(0.66)	11.01	7.50	80,231	1.15	(e)	1.15	(e)	4.86		128
0.00	(0.56)	10.87	5.54	48,046	1.17	(d)	1.17	(d)	4.50		44
0.00	(0.31)	10.84	11.66	25,013	1.20	*(b)	1.20	*(b)	3.94	*	33

0.00	(0.65)	11.13	7.19	50,739	1.90		1.90		4.30		190
0.00	(0.58)	11.01	6.71	27,058	1.90		1.90		4.13		128
0.00	(0.48)	10.87	4.76	16,127	1.92	(d)	1.92	(d)	3.76		44
0.00	(0.26)	10.84	11.14	4,819	1.95	*(c)	1.95	*(c)	3.28	*	33

0.00	(0.65)	11.13	7.19	118,882	1.90		1.90		4.28		190
0.00	(0.58)	11.01	6.71	91,600	1.90		1.90		4.12		128
0.00	(0.48)	10.87	4.76	42,756	1.92	(d)	1.92	(d)	3.78		44
0.00	(0.26)	10.84	11.12	22,192	1.95	*(c)	1.95	*(c)	3.22	*	33

$0.00	$(1.12)	$11.13	10.32%	$316,226	1.25%		1.25%		4.87%		238%
0.00	(0.91)	11.14	14.26	346,060	1.25		1.25		4.95		280
0.00	(0.85)	10.58	6.75	264,866	1.25		1.25		3.85		415
0.00	(1.58)	10.73	23.34	258,444	1.25		1.25		4.08		461
0.00	(0.91)	10.05	15.65	90,079	1.27		1.25		6.45		388

0.00	(1.04)	11.13	9.51	72,503	2.00		2.00		4.12		238
0.00	(0.83)	11.14	13.41	82,186	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.95	70,635	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.43	72,425	2.00		2.00		3.39		461
0.00	(0.84)	10.05	14.79	38,002	2.02		2.00		5.78		388

0.00	(1.04)	11.13	9.51	142,391	2.00		2.00		4.13		238
0.00	(0.83)	11.14	13.41	176,096	2.00		2.00		4.20		280
0.00	(0.77)	10.58	5.96	141,260	2.00		2.00		3.09		415
0.00	(1.49)	10.73	22.42	142,161	2.00		2.00		3.33		461
0.00	(0.84)	10.05	14.78	52,168	2.02		2.00		5.74		388

$0.00	$(0.65)	$10.55	8.04%	$321,462	0.95%		0.95%		4.57%		138%
0.00	(0.47)	10.39	6.99	241,828	0.95		0.95		3.64		83
0.00	(0.18)	10.17	3.56	178,925	0.95	*	0.95	*	2.23	*	18

0.00	(0.62)	10.55	7.73	124,175	1.25		1.25		4.28		138
0.00	(0.44)	10.39	6.67	68,747	1.25		1.25		3.39		83
0.00	(0.13)	10.17	2.44	29,102	1.25	*	1.25	*	2.01	*	18

Annual Report	March 31, 2007	129

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Foreign Bond Fund (Unhedged)
Class A
03/31/2007	$9.90	$0.34	$0.35	$0.69	$(0.31)	$(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)
Class C
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2007	$10.30	$0.32	$0.05	$0.37	$(0.27)	$(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.42	0.50	0.92	(0.24)	(0.25)
Class B
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)
Class C
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)
03/31/2004	10.70	0.23	0.00	0.23	(0.20)	(0.21)
03/31/2003	10.39	0.34	0.51	0.85	(0.19)	(0.25)

Global Bond Fund (U.S. Dollar-Hedged)
Class A
03/31/2007	$9.66	$0.31	$0.06	$0.37	$(0.28)	$(0.14)
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)
03/31/2004	10.10	0.25	0.10	0.35	(0.25)	(0.17)
03/31/2003	9.42	0.38	0.66	1.04	(0.36)	0.00
Class B
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00
Class C
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)
03/31/2004	10.10	0.18	0.09	0.27	(0.17)	(0.17)
03/31/2003	9.42	0.32	0.65	0.97	(0.29)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.96%.

(c) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 1.71%.

130	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.38)	$10.21	7.00%	$282,563	0.95%		0.95%		3.34%	644%
(0.22)	(0.27)	9.90	(6.15)	214,079	0.95		0.95		2.94	480
0.00	(0.22)	10.83	10.98	184,720	0.95	*(b)	0.95	*(b)	1.80 *	344

0.00	(0.30)	10.21	6.21	99,356	1.70		1.70		2.60	644
(0.19)	(0.19)	9.90	(6.86)	81,574	1.70		1.70		2.18	480
0.00	(0.17)	10.83	10.47	81,609	1.70	*(c)	1.70	*(c)	1.06 *	344

$(0.02)	$(0.50)	$10.17	3.58%	$258,371	0.95%		0.95%		3.11%	653%
0.00	(0.61)	10.30	3.35	302,226	0.95		0.95		2.95	571
0.00	(0.54)	10.56	5.59	282,335	0.95		0.95		2.44	477
0.00	(0.49)	10.52	3.00	245,270	0.96		0.95		2.84	711
(0.12)	(0.61)	10.70	9.10	206,753	0.95		0.95		3.93	589

(0.02)	(0.42)	10.17	2.81	27,875	1.70		1.70		2.36	653
0.00	(0.53)	10.30	2.58	40,661	1.70		1.70		2.19	571
0.00	(0.46)	10.56	4.80	48,615	1.70		1.70		1.70	477
0.00	(0.41)	10.52	2.22	54,588	1.71		1.70		2.10	711
(0.10)	(0.54)	10.70	8.36	54,571	1.70		1.70		3.21	589

(0.02)	(0.42)	10.17	2.81	63,894	1.70		1.70		2.36	653
0.00	(0.53)	10.30	2.58	90,269	1.70		1.70		2.19	571
0.00	(0.46)	10.56	4.80	92,793	1.70		1.70		1.70	477
0.00	(0.41)	10.52	2.22	110,838	1.71		1.70		2.09	711
(0.10)	(0.54)	10.70	8.33	94,504	1.70		1.70		3.17	589

$0.00	$(0.42)	$9.61	3.91%	$18,725	0.95%		0.95%		3.16%	581%
0.00	(0.64)	9.66	2.99	21,185	0.95		0.95		2.99	372
0.00	(0.47)	10.00	4.47	23,686	0.95		0.95		2.30	245
0.00	(0.42)	10.03	3.57	26,272	0.96		0.95		2.57	577
0.00	(0.36)	10.10	11.25	21,667	0.97		0.95		3.83	413

0.00	(0.35)	9.61	3.14	6,917	1.70		1.70		2.41	581
0.00	(0.56)	9.66	2.23	8,224	1.70		1.70		2.23	372
0.00	(0.40)	10.00	3.69	10,297	1.70		1.70		1.56	245
0.00	(0.34)	10.03	2.79	12,916	1.71		1.70		1.83	577
0.00	(0.29)	10.10	10.42	13,538	1.72		1.70		3.26	413

0.00	(0.35)	9.61	3.14	16,140	1.70		1.70		2.41	581
0.00	(0.56)	9.66	2.22	18,835	1.70		1.70		2.24	372
0.00	(0.40)	10.00	3.69	17,563	1.70		1.70		1.56	245
0.00	(0.34)	10.03	2.79	19,194	1.71		1.70		1.82	577
0.00	(0.29)	10.10	10.42	18,317	1.72		1.70		3.23	413

Annual Report	March 31, 2007	131

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

GNMA Fund
Class A
03/31/2007	$10.90	$0.49	$0.21	$0.70	$(0.49)	$0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.10	0.31	0.41	(0.25)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)
Class B
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)
Class C
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)
03/31/2004	11.05	0.02	0.31	0.33	(0.17)	(0.12)
03/31/2003	10.67	0.10	0.68	0.78	(0.15)	(0.25)

High Yield Fund
Class A
03/31/2007	$9.77	$0.65	$0.18	$0.83	$(0.65)	$(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00
Class B
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00
Class C
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00
03/31/2004	8.90	0.57	0.80	1.37	(0.58)	0.00
03/31/2003	9.19	0.62	(0.27)	0.35	(0.64)	0.00

Investment Grade Corporate Bond Fund
Class A
03/31/2007	$10.17	$0.46	$0.22	$0.68	$(0.46)	$(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)
Class C
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective December 1, 2002, the administrative expense was reduced to 0.40%.

132	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.49)	$11.11	6.59%	$76,983	1.45%		0.90%		4.48%	1009%
0.00	(0.41)	10.90	2.74	64,165	0.90		0.90		3.43	1069
0.00	(0.33)	11.01	2.31	71,610	0.90		0.90		1.80	1209
0.00	(0.37)	11.09	3.75	77,650	0.92		0.90		0.94	1409
0.00	(0.48)	11.05	8.17	92,680	0.95	(b)	0.95	(b)	1.69	763

0.00	(0.41)	11.11	5.80	31,447	2.19		1.65		3.73	1009
0.00	(0.33)	10.90	1.97	36,678	1.66		1.65		2.68	1069
0.00	(0.25)	11.01	1.55	45,546	1.65		1.65		1.04	1209
0.00	(0.29)	11.09	2.98	54,895	1.67		1.65		0.18	1409
0.00	(0.40)	11.05	7.35	68,749	1.70	(b)	1.70	(b)	0.92	763

0.00	(0.41)	11.11	5.80	31,535	2.19		1.65		3.73	1009
0.00	(0.33)	10.90	1.98	36,587	1.66		1.65		2.67	1069
0.00	(0.25)	11.01	1.55	49,158	1.65		1.65		1.03	1209
0.00	(0.29)	11.09	2.99	62,603	1.67		1.65		0.20	1409
0.00	(0.40)	11.05	7.35	89,530	1.70	(b)	1.70	(b)	0.93	763

$0.00	$(0.66)	$9.94	8.76%	$811,521	0.90%		0.90%		6.65%	75%
0.00	(0.68)	9.77	7.95	983,662	0.90		0.90		6.83	105
0.00	(0.64)	9.70	6.87	996,147	0.90		0.90		6.49	62
0.00	(0.65)	9.69	16.62	1,252,991	0.90		0.90		6.76	105
0.00	(0.71)	8.90	5.18	960,993	0.90		0.90		7.99	129

0.00	(0.58)	9.94	7.96	413,598	1.65		1.65		5.90	75
0.00	(0.60)	9.77	7.14	504,772	1.65		1.65		6.05	105
0.00	(0.56)	9.70	6.08	646,112	1.65		1.65		5.73	62
0.00	(0.58)	9.69	15.76	771,174	1.65		1.65		6.02	105
0.00	(0.64)	8.90	4.40	577,476	1.65		1.65		7.27	129

0.00	(0.58)	9.94	7.95	651,392	1.65		1.65		5.90	75
0.00	(0.60)	9.77	7.14	734,019	1.65		1.65		6.05	105
0.00	(0.56)	9.70	6.08	909,031	1.65		1.65		5.74	62
0.00	(0.58)	9.69	15.76	1,159,797	1.65		1.65		6.01	105
0.00	(0.64)	8.90	4.39	831,310	1.65		1.65		7.26	129

$0.00	$(0.48)	$10.37	6.83%	$27,922	0.90%		0.90%		4.44%	98%
0.00	(0.44)	10.17	2.17	16,345	0.90		0.90		4.05	168
0.00	(0.46)	10.38	3.49	2,599	0.90	*	0.90	*	3.63 *	57

0.00	(0.40)	10.37	6.03	6,493.00	1.65		1.65		3.69	98
0.00	(0.36)	10.17	1.40	6,204	1.65		1.65		3.29	168
0.00	(0.41)	10.38	2.95	1,385	1.65	*	1.65	*	2.82 *	57

Annual Report	March 31, 2007	133

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Long-Term U.S. Government Fund
Class A
03/31/2007	$10.48	$0.47	$0.19	$0.66	$(0.47)	$(0.01)
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)
03/31/2004	11.12	0.36	0.46	0.82	(0.37)	(0.22)
03/31/2003	9.96	0.43	1.64	2.07	(0.44)	(0.47)
Class B
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)
Class C
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)
03/31/2004	11.12	0.27	0.47	0.74	(0.29)	(0.22)
03/31/2003	9.96	0.34	1.64	1.98	(0.35)	(0.47)

Low Duration Fund
Class A
03/31/2007	$9.90	$0.41	$0.06	$0.47	$(0.42)	$0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)
03/31/2004	10.33	0.16	0.07	0.23	(0.20)	(0.05)
03/31/2003	10.06	0.30	0.45	0.75	(0.34)	(0.14)
Class B
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)
03/31/2004	10.33	0.08	0.08	0.16	(0.13)	(0.05)
03/31/2003	10.06	0.22	0.45	0.67	(0.26)	(0.14)
Class C
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)
03/31/2004	10.33	0.11	0.07	0.18	(0.15)	(0.05)
03/31/2003	10.06	0.24	0.46	0.70	(0.29)	(0.14)

Money Market Fund
Class A
03/31/2007	$1.00	$0.05	$0.00	$0.05	$(0.05)	$0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00
Class B
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.00	0.00	0.00	0.00	0.00

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the advisory fee was reduced to 0.12%.

(d) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.35%.

(e) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.35%.

134	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.48)	$10.66	6.41%	$179,750	0.875%		0.875%		4.45%	971%
0.00	(0.39)	10.48	0.79	140,369	0.89	(f)	0.89	(f)	3.41	788
0.00	(0.66)	10.77	0.77	124,471	0.90		0.90		2.76	321
0.00	(0.59)	11.35	7.69	138,097	0.91		0.90		3.21	588
0.00	(0.91)	11.12	21.25	155,096	0.90		0.90		3.99	427

0.00	(0.40)	10.66	5.62	36,900	1.625		1.625		3.71	971
0.00	(0.30)	10.48	0.04	45,638	1.64	(f)	1.64	(f)	2.61	788
0.00	(0.57)	10.77	0.02	60,124	1.65		1.65		2.02	321
0.00	(0.51)	11.35	6.89	83,819	1.66		1.65		2.47	588
0.00	(0.82)	11.12	20.35	114,830	1.65		1.65		3.18	427

0.00	(0.40)	10.66	5.62	39,482	1.625		1.625		3.71	971
0.00	(0.30)	10.48	0.04	38,108	1.64	(f)	1.64	(f)	2.63	788
0.00	(0.57)	10.77	0.02	41,824	1.65		1.65		2.02	321
0.00	(0.51)	11.35	6.89	49,262	1.66		1.65		2.47	588
0.00	(0.82)	11.12	20.35	65,379	1.65		1.65		3.17	427

$0.00	$(0.42)	$9.95	4.86%	$1,164,861	0.85%		0.85%		4.16%	73%
0.00	(0.37)	9.90	1.56	1,493,640	0.88	(e)	0.88	(e)	3.13	68
0.00	(0.24)	10.11	0.43	1,904,647	0.90		0.90		1.61	278
0.00	(0.25)	10.31	2.26	2,093,152	0.90		0.90		1.53	247
0.00	(0.48)	10.33	7.56	1,987,140	0.90		0.90		2.88	218

0.00	(0.35)	9.95	4.08	208,559	1.60		1.60		3.40	73
0.00	(0.29)	9.90	0.80	305,913	1.63	(e)	1.63	(e)	2.35	68
0.00	(0.16)	10.11	(0.32)	450,456	1.65		1.65		0.86	278
0.00	(0.18)	10.31	1.50	558,429	1.65		1.65		0.78	247
0.00	(0.40)	10.33	6.76	542,652	1.65		1.65		2.12	218

0.00	(0.37)	9.95	4.34	417,945	1.35		1.35		3.65	73
0.00	(0.32)	9.90	1.05	607,046	1.38	(e)	1.38	(e)	2.60	68
0.00	(0.19)	10.11	(0.07)	935,536	1.40		1.40		1.10	278
0.00	(0.20)	10.31	1.75	1,251,266	1.40		1.40		1.03	247
0.00	(0.43)	10.33	7.03	1,220,084	1.40		1.40		2.35	218

$0.00	$(0.05)	$1.00	4.77%	$75,947	0.57%		0.57%		4.69%	N/A
0.00	(0.03)	1.00	3.22	64,212	0.57		0.57		3.10	N/A
0.00	(0.01)	1.00	1.12	95,033	0.62	(c)(d)	0.62	(c)(d)	1.08	N/A
0.00	0.00	1.00	0.48	71,204	0.65		0.65		0.47	N/A
0.00	(0.01)	1.00	1.08	83,840	0.62	(b)	0.62	(b)	1.03	N/A

0.00	(0.04)	1.00	4.38	49,405	0.95	(g)	0.95	(g)	4.33	N/A
0.00	(0.03)	1.00	2.83	40,366	0.95	(g)	0.95	(g)	2.75	N/A
0.00	(0.01)	1.00	0.71	57,408	1.03	(c)(h)	1.03	(c)(h)	0.64	N/A
0.00	0.00	1.00	0.05	57,215	1.08	(i)	1.08	(i)	0.05	N/A
0.00	0.00	1.00	0.25	82,262	1.43	(b)(j)	1.43	(b)(j)	0.19	N/A

(f) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.025% to 0.225%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net would have been 1.47%.

(h) If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.52%.

(i) If the administrator did not waive the administrative fees, and a portion of servicing and distribution fees, the ratio of expense to average net assets would have been 1.55%.

(j) If the administrator did not waive the administrative fees, the ratio of expenses to average net assets would have been 1.51%.

Annual Report	March 31, 2007	135

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Money Market Fund (Cont.)
Class C
03/31/2007	$1.00	$0.05	$0.00	$0.05	$(0.05)	$0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00
03/31/2004	1.00	0.00	0.00	0.00	0.00	0.00
03/31/2003	1.00	0.01	0.00	0.01	(0.01)	0.00

Short-Term Fund
Class A
03/31/2007	$9.98	$0.44	$0.00	$0.44	$(0.43)	$(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)
03/31/2004	10.04	0.11	0.06	0.17	(0.13)	(0.01)
03/31/2003	10.00	0.25	0.06	0.31	(0.25)	(0.02)
Class B
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)
03/31/2004	10.04	0.03	0.06	0.09	(0.05)	(0.01)
03/31/2003	10.00	0.17	0.07	0.24	(0.18)	(0.02)
Class C
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)
03/31/2004	10.04	0.08	0.06	0.14	(0.10)	(0.01)
03/31/2003	10.00	0.21	0.07	0.28	(0.22)	(0.02)

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective January 1, 2003, the administrative expense was increased to 0.40%.

(c) Effective October 1, 2004, the advisory fee was reduced to 0.12%.

(d) Effective October 1, 2004, the administrative fee was reduced by 0.05% to 0.35%.

(e) If the investment manager did not reimburse expenses, the ratio of expense to average net assets would have been 0.98%.

(f) PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund’s administrative fee and distribution and/or service/12b-1 fees.

136	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.05)	$1.00	4.78%	$59,031	0.57%		0.57%		4.70%	N/A
0.00	(0.03)	1.00	3.22	57,589	0.57		0.57		3.10	N/A
0.00	(0.01)	1.00	1.12	92,016	0.62	(c)(d)	0.62	(c)(d)	1.01	N/A
0.00	0.00	1.00	0.48	85,956	0.65		0.65		0.47	N/A
0.00	(0.01)	1.00	1.08	128,687	0.62	(b)	0.62	(b)	1.04	N/A

$0.00	$(0.46)	$9.96	4.51%	$259,410	0.75	%(f)	0.75	%(f)	4.42%	187%
0.00	(0.32)	9.98	2.91	315,399	0.75	(f)	0.75	(f)	3.07	230
0.00	(0.17)	10.01	1.10	521,189	0.85	(f)	0.85	(f)	1.32	356
0.00	(0.14)	10.07	1.64	801,886	0.90		0.90		1.08	268
0.00	(0.27)	10.04	3.18	923,383	0.86	(b)	0.86	(b)	2.42	77

0.00	(0.39)	9.96	3.73	14,144	1.50	(f)	1.50	(f)	3.66	187
0.00	(0.24)	9.98	2.13	19,070	1.50	(f)	1.50	(f)	2.30	230
0.00	(0.09)	10.01	0.35	32,842	1.60	(f)	1.60	(f)	0.60	356
0.00	(0.06)	10.07	0.89	32,626	1.65		1.65		0.31	268
0.00	(0.20)	10.04	2.42	28,014	1.61	(b)	1.61	(b)	1.62	77

0.00	(0.43)	9.96	4.19	121,666	1.05	(f)	1.05	(f)	4.11	187
0.00	(0.29)	9.98	2.60	173,897	1.05	(f)	1.05	(f)	2.77	230
0.00	(0.14)	10.01	0.80	265,718	1.15	(f)	1.15	(f)	1.02	356
0.00	(0.11)	10.07	1.34	393,059	1.20		1.20		0.77	268
0.00	(0.24)	10.04	2.87	408,817	1.16	(b)	1.16	(b)	2.08	77

Annual Report	March 31, 2007	137

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Mortgage Fund
Class A
03/31/2007	$10.47	$0.47	$0.25	$0.72	$(0.47)	$0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)
Class B
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)
Class C
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)
03/31/2004	10.75	0.07	0.32	0.39	(0.19)	(0.12)
03/31/2003	10.35	0.13	0.72	0.85	(0.18)	(0.27)

(a) Per share amounts based on average number of shares outstanding during the period.

138	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.47)	$10.72	7.08%	$42,395	0.90%	0.90%	4.46%	780%
0.00	(0.39)	10.47	2.24	35,258	0.90	0.90	3.51	711
0.00	(0.50)	10.62	2.68	30,797	0.90	0.90	2.16	824
0.00	(0.39)	10.83	4.48	31,673	0.95	0.90	1.36	993
0.00	(0.53)	10.75	9.04	33,435	0.90	0.90	1.91	844

0.00	(0.39)	10.72	6.29	16,404	1.65	1.65	3.72	780
0.00	(0.31)	10.47	1.48	14,970	1.65	1.65	2.74	711
0.00	(0.42)	10.62	1.91	17,104	1.65	1.65	1.40	824
0.00	(0.31)	10.83	3.69	18,755	1.70	1.65	0.63	993
0.00	(0.45)	10.75	8.27	18,464	1.65	1.65	1.23	844

0.00	(0.39)	10.72	6.28	28,454	1.65	1.65	3.72	780
0.00	(0.31)	10.47	1.48	22,129	1.65	1.65	2.75	711
0.00	(0.42)	10.62	1.91	23,596	1.65	1.65	1.41	824
0.00	(0.31)	10.83	3.70	26,661	1.70	1.65	0.57	993
0.00	(0.45)	10.75	8.23	36,233	1.65	1.65	1.19	844

Annual Report	March 31, 2007	139

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)

Assets:
Investments, at value	$3,469,571	$2,943,714	$2,576,178	$5,362,599	$4,051,501	$4,750,451
Cash	4,182	627	9,674	314	7	0
Foreign currency, at value	6,315	25,763	1,448	44,240	37,110	45,944
Receivable for investments sold	18,323	170,821	96,329	71,414	2,817,939	2,479,299
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	2,894	95,213
Receivable for Fund shares sold	8,032	2,774	3,736	4,114	16,371	5,802
Interest and dividends receivable	33,270	30,075	33,551	38,381	23,328	40,527
Variation margin receivable	0	0	0	0	0	1,262
Swap premiums paid	12	3,533	2,194	20,080	40,068	37,694
Unrealized appreciation on forward foreign currency contracts	101,082	2,240	4,037	5,959	17,878	4,777
Unrealized appreciation on swap agreements	8,696	13,921	31,548	76,811	28,564	31,022
Other assets	0	239	0	0	0	0
	3,649,483	3,193,707	2,758,695	5,623,912	7,035,660	7,491,991

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$0
Payable for investments purchased	221,562	561,786	60,673	330,916	3,730,517	3,288,154
Payable for investments purchased on a delayed-delivery basis	0	96,957	144,851	3,663	452,139	754,096
Payable for short sales	0	21,341	15,253	26,069	443,657	771,580
Payable for Fund shares redeemed	7,303	3,125	5,497	24,289	3,829	10,638
Dividends payable	1,050	1,490	2,222	968	819	1,132
Overdraft due to custodian	0	0	0	0	0	5,991
Written options outstanding	0	6,582	0	14,041	10,398	12,718
Accrued investment advisory fee	1,305	898	986	1,331	512	561
Accrued administration fee	1,230	641	974	1,187	604	661
Accrued distribution fee	30	111	148	34	188	73
Accrued servicing fee	115	70	161	130	114	125
Variation margin payable	0	522	284	942	1,373	1,928
Recoupment payable to Manager	7	0	0	0	0	0
Swap premiums received	79	4,543	260	16,631	16,159	23,517
Unrealized depreciation on forward foreign currency contracts	18,443	1,820	716	3,217	3,893	23,870
Unrealized depreciation on swap agreements	13	7,104	3,894	17,612	24,658	30,427
Other liabilities	36	0	0	13	0	2
	251,173	706,990	235,919	441,043	4,688,860	4,925,473

Net Assets	$3,398,310	$2,486,717	$2,522,776	$5,182,869	$2,346,800	$2,566,518

Net Assets Consist of:
Paid in capital	$3,259,067	$2,446,745	$2,355,174	$5,112,591	$2,367,323	$2,607,333
Undistributed (overdistributed) net investment income	41,231	(7,009)	2,164	(7,187)	(12,758)	(53,324)
Accumulated undistributed net realized gain (loss)	(3,614)	2,213	8,154	(609)	(12,632)	(5,911)
Net unrealized appreciation (depreciation)	101,626	44,768	157,284	78,094	4,867	18,420
	$3,398,310	$2,486,717	$2,522,776	$5,182,869	$2,346,800	$2,566,518

Net Assets:
Class A	$136,279	$125,360	$316,226	$321,462	$282,563	$258,371
Class B	0	50,739	72,503	0	0	27,875
Class C	47,433	118,882	142,391	124,175	99,356	63,894
Other Classes	3,214,598	2,191,736	1,991,656	4,737,232	1,964,881	2,216,378

Shares Issued and Outstanding:
Class A	12,629	11,264	28,415	30,471	27,682	25,411
Class B	0	4,559	6,515	0	0	2,742
Class C	4,395	10,682	12,795	11,770	9,734	6,284

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.79	$11.13	$11.13	$10.55	$10.21	$10.17
Class B	NA	11.13	11.13	NA	NA	10.17
Class C	10.79	11.13	11.13	10.55	10.21	10.17

Cost of Investments Owned	$3,460,785	$2,903,576	$2,452,631	$5,340,797	$4,060,471	$4,707,696
Cost of Foreign Currency Held	$6,210	$25,590	$1,451	$44,044	$37,202	$46,081
Proceeds Received on Short Sales	$0	$18,944	$14,373	$23,142	$442,474	$767,497
Premiums Received on Written Options	$0	$7,275	$0	$15,520	$13,453	$15,700

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

140	PIMCO Funds	See Accompanying Notes

March 31, 2007

Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund

$362,381	$381,742	$7,465,141	$73,020	$1,489,915	$10,496,353	$361,526	$3,913,916	$671,052
0	2,231	0	38	362	798	14	1,052	0
4,510	0	37,332	840	0	62,006	0	11,988	0
92,375	136,993	64,568	1,693	11,480	580,648	0	79,426	138,234
318	0	0	0	0	0	0	5,421	0
282	612	8,862	385	1,319	49,550	1,135	3,205	1,372
2,813	1,324	136,735	921	10,509	41,401	223	15,026	1,931
438	0	3,895	4	8,303	3,202	0	9,111	0
2,326	1,094	0	254	194	2,179	0	433	1,978
342	0	105	37	0	6,185	0	1,255	0
2,508	2,164	6,335	447	4,058	3,985	0	1,532	4,686
0	0	0	0	0	0	0	1	0
468,293	526,160	7,722,973	77,639	1,526,140	11,246,307	362,898	4,042,366	819,253

$0	$3,570	$4,595	$0	$0	$0	$0	$0	$0
162,381	181,879	199,863	698	41,288	74,557	0	188,703	275,659
37,080	0	0	0	162,763	304	0	0	0
54,504	50,932	0	1,485	11,393	547,226	0	76,006	39,260
189	691	19,901	1,125	31,376	18,374	2,011	27,398	390
88	158	9,659	59	615	4,301	128	1,762	155
0	0	2,744	0	0	0	0	0	16
735	0	0	4	2,829	24,473	0	10,850	0
45	60	1,631	16	270	2,336	39	812	108
59	79	1,939	21	334	1,978	85	687	136
15	42	885	5	99	378	18	290	33
9	31	513	8	56	490	16	86	46
518	1	4,541	24	8,650	6,091	0	9,329	26
0	0	0	0	0	0	0	0	0
1,895	1,980	819	192	12,910	1,669	0	1,183	3,308
1,681	0	381	19	0	2,718	0	1,007	0
2,840	425	9,956	336	250	6,060	0	394	267
1	0	0	0	0	0	0	1	0
262,040	239,848	257,427	3,992	272,833	690,955	2,297	318,508	319,404

$206,253	$286,312	$7,465,546	$73,647	$1,253,307	$10,555,352	$360,601	$3,723,858	$499,849

$211,642	$285,334	$7,426,488	$73,850	$1,335,726	$10,913,829	$360,579	$3,752,762	$501,959
(3,494)	574	(27,995)	(235)	397	(3,840)	80	4,758	171
(1,332)	(2,842)	(152,396)	(284)	(92,556)	(341,451)	(58)	(36,125)	(6,924)
(563)	3,246	219,449	316	9,740	(13,186)	0	2,463	4,643
$206,253	$286,312	$7,465,546	$73,647	$1,253,307	$10,555,352	$360,601	$3,723,858	$499,849

$18,725	$76,983	$811,521	$27,922	$179,750	$1,164,861	$75,947	$259,410	$42,395
6,917	31,447	413,598	0	36,900	208,559	49,405	14,144	16,404
16,140	31,535	651,392	6,493	39,482	417,945	59,031	121,666	28,454
164,471	146,347	5,589,035	39,232	997,175	8,763,987	176,218	3,328,638	412,596

1,948	6,928	81,652	2,693	16,867	117,101	75,947	26,055	3,953
720	2,830	41,615	0	3,462	20,966	49,405	1,421	1,530
1,679	2,838	65,541	626	3,705	42,015	59,031	12,220	2,653

$9.61	$11.11	$9.94	$10.37	$10.66	$9.95	$1.00	$9.96	$10.72
9.61	11.11	9.94	NA	10.66	9.95	1.00	9.96	10.72
9.61	11.11	9.94	10.37	10.66	9.95	1.00	9.96	10.72

$361,383	$380,417	$7,237,983	$72,887	$1,488,128	$10,522,837	$361,526	$3,908,102	$671,278
$4,526	$0	$37,298	$834	$0	$61,972	$0	$11,884	$0
$54,478	$51,082	$0	$1,491	$11,431	$548,850	$0	$75,949	$39,361
$913	$0	$0	$2	$3,130	$24,099	$0	$6,406	$0

Annual Report	March 31, 2007	141

Statements of Operations

Year Ended March 31, 2007
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)

Investment Income:
Interest, net of foreign taxes*	$159,692	$111,351	$156,257	$176,172	$81,211	$98,103
Dividends, net of foreign taxes*	0	105	450	702	0	603
Miscellaneous income	114	299	34	486	20	21
Total Income	159,806	111,755	156,741	177,360	81,231	98,727

Expenses:
Investment advisory fees	13,283	8,121	11,516	9,499	4,707	6,076
Administration fees	12,468	5,814	11,403	8,690	5,663	7,317
Distribution fees - Class B	0	260	564	0	0	254
Distribution fees - Class C	234	784	1,155	308	699	577
Servicing fees - Class A	251	242	817	719	638	684
Servicing fees - Class B	0	87	188	0	0	85
Servicing fees - Class C	78	261	385	257	233	192
Distribution and/or servicing fees - Other Classes	773	88	629	333	1,095	734
Trustees’ fees	7	4	6	8	5	6
Interest expense	0	0	0	0	34	88
Miscellaneous expense	52	4	24	33	2	2
Total Expenses	27,146	15,665	26,687	19,847	13,076	16,015
Reimbursement by Manager	0	0	0	0	0	0
Net Expenses	27,146	15,665	26,687	19,847	13,076	16,015

Net Investment Income	132,660	96,090	130,054	157,513	68,155	82,712

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,583	21,676	69,828	31,549	21,499	73,232
Net realized gain (loss) on futures contracts, options and swaps	1,137	(2,159)	24,752	41,235	(3,924)	15,467
Net realized gain (loss) on foreign currency transactions	90,198	(11,782)	(5,546)	(23,273)	(2,474)	(52,476)
Net change in unrealized appreciation (depreciation) on investments	9,144	27,706	(1,267)	8,969	27,506	21,319
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	8,580	7,993	17,168	43,420	(4,281)	(21,172)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	68,327	783	3,424	3,242	15,606	(27,269)
Net Gain (Loss)	179,969	44,217	108,359	105,142	53,932	9,101

Net Increase in Net Assets Resulting from Operations	$312,629	$140,307	$238,413	$262,655	$122,087	$91,813
* Foreign tax withholding	$131	$0	$0	$50	$0	$0

142	PIMCO Funds	See Accompanying Notes

March 31, 2007

Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Short-Term Fund	Total Return Mortgage Fund

$8,250	$15,501	$536,555	$3,294	$84,071	$545,972	$20,038	$187,832	$23,953
162	0	2,202	9	0	10,754	0	207	0
4	59	2,135	1	254	104	0	73	0
8,416	15,560	540,892	3,304	84,325	556,830	20,038	188,112	23,953

511	654	17,862	154	3,563	27,714	456	9,078	1,115
679	862	21,488	198	4,308	23,787	1,044	7,768	1,387
54	252	3,350	0	302	1,905	376	124	110
126	247	5,100	49	285	2,503	0	437	186
49	151	2,126	52	386	3,222	76	593	93
18	84	1,117	0	101	635	125	33	36
42	82	1,700	16	95	1,252	64	292	62

0	30	3,127	7	226	2,016	23	2,847	295
1	1	18	0	4	28	1	9	1
6	1,452	338	1	108	19	1	0	2
1	0	6	0	1	14	1	4	0
1,487	3,815	56,232	477	9,379	63,095	2,167	21,185	3,287
0	0	0	0	0	0	(261)	0	0
1,487	3,815	56,232	477	9,379	63,095	1,906	21,185	3,287

6,929	11,745	484,660	2,827	74,946	493,735	18,132	166,927	20,666

1,042	(2,402)	90,227	181	(20,173)	20,917	(33)	19,283	(357)
1,577	7	(15,268)	(57)	(44,149)	(127,311)	0	(16,873)	(1,878)
(3,419)	0	(32,212)	(335)	0	(40,382)	0	(16,003)	0
5,414	5,783	79,557	1,114	44,005	104,504	0	10,915	8,381
(1,313)	1,800	3,816	423	44,497	87,465	0	3,095	3,875

(1,997)	0	(1,083)	(25)	0	13,215	0	(2,228)	0
1,304	5,188	125,037	1,301	24,180	58,408	(33)	(1,811)	10,021

$8,233	$16,933	$609,697	$4,128	$99,126	$552,143	$18,099	$165,116	$30,687
$0	$0	$0	$0	$0	$0	$0	$1	$0

Annual Report	March 31, 2007	143

State ments of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$132,660	$23,804	$96,090	$69,595	$130,054	$140,644
Net realized gain (loss)	93,918	28,010	7,735	35,590	89,034	134,063
Net change in unrealized appreciation (depreciation)	86,051	15,574	36,482	(10,418)	19,325	77,982
Net increase (decrease) resulting from operations	312,629	67,388	140,307	94,767	238,413	352,689

Distributions to Shareholders:
From net investment income
Class A	(4,207)	(381)	(5,124)	(2,964)	(17,107)	(16,042)
Class B	0	0	(1,584)	(924)	(3,370)	(3,419)
Class C	(1,075)	(38)	(4,752)	(3,020)	(6,910)	(7,101)
Other Classes	(128,438)	(23,545)	(89,235)	(64,550)	(111,589)	(119,807)
From net realized capital gains
Class A	(2,720)	(55)	(1,418)	(602)	(15,121)	(9,987)
Class B	0	0	(495)	(226)	(3,490)	(2,409)
Class C	(860)	(5)	(1,458)	(769)	(7,015)	(5,139)
Other Classes	(76,658)	(2,792)	(21,719)	(11,603)	(94,464)	(72,465)
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(213,958)	(26,816)	(125,785)	(84,658)	(259,066)	(236,369)

Fund Share Transactions:
Receipts for shares sold
Class A	116,510	49,927	68,196	45,722	117,262	168,513
Class B	0	0	29,776	15,272	9,024	22,500
Class C	41,243	8,624	49,615	57,769	23,616	60,849
Other Classes	2,341,886	1,839,938	1,145,594	700,924	733,403	1,391,377
Issued as reinvestment of distributions
Class A	4,609	354	4,269	2,321	22,516	19,289
Class B	0	0	1,151	516	5,301	4,376
Class C	1,403	22	4,604	2,813	10,524	8,938
Other Classes	193,311	25,229	97,041	63,560	184,973	182,533
Cost of shares redeemed
Class A	(35,527)	(3,135)	(28,430)	(16,218)	(168,245)	(119,890)
Class B	0	0	(7,628)	(5,015)	(23,819)	(18,959)
Class C	(4,735)	(57)	(28,139)	(12,186)	(67,465)	(42,107)
Other Classes	(1,284,899)	(35,747)	(518,615)	(244,464)	(1,352,889)	(860,900)
Net increase (decrease) resulting from Fund share transactions	1,373,801	1,885,155	817,434	611,014	(505,799)	816,519

Fund Redemption Fee	56	55	22	28	68	93

Total Increase (Decrease) in Net Assets	1,472,528	1,925,782	831,978	621,151	(526,384)	932,932

Net Assets:
Beginning of year	1,925,782	0	1,654,739	1,033,588	3,049,160	2,116,228
End of year*	$3,398,310	$1,925,782	$2,486,717	$1,654,739	$2,522,776	$3,049,160

*Including undistributed (overdistributed) net investment income of:	$41,231	$3,172	$(7,009)	$(903)	$2,164	$40,398

144	PIMCO Funds	See Accompanying Notes

March 31, 2007

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (U.S. Dollar-Hedged)		GNMA Fund

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$157,513	$53,111	$68,155	$43,961	$82,712	$74,322	$6,929	$6,470	$11,745	$13,171
49,511	17,670	15,101	(113,770)	36,223	151,111	(800)	12,475	(2,395)	(76)
55,631	24,755	38,831	(18,036)	(27,122)	(148,728)	2,104	(13,041)	7,583	(259)
262,655	95,536	122,087	(87,845)	91,813	76,705	8,233	5,904	16,933	12,836

(16,575)	(8,446)	(7,815)	(880)	(7,127)	(8,204)	(575)	(638)	(2,713)	(2,573)
0	0	0	0	(628)	(874)	(157)	(186)	(1,248)	(1,213)
(5,637)	(1,868)	(2,157)	0	(1,425)	(1,806)	(362)	(374)	(1,224)	(1,267)
(174,095)	(52,245)	(52,864)	(8,864)	(61,315)	(56,318)	(5,300)	(4,683)	(6,511)	(9,145)

(1,470)	(706)	(1,773)	(1)	(5,185)	(9,846)	(282)	(870)	(18)	(1)
0	0	0	0	(630)	(1,386)	(107)	(318)	(10)	(1)
(547)	(175)	(645)	0	(1,434)	(2,976)	(238)	(710)	(10)	(1)
(19,095)	(3,899)	(12,132)	(4)	(41,014)	(61,792)	(2,332)	(5,682)	(42)	(2)

0	0	0	(4,409)	(575)	0	0	0	0	0
0	0	0	0	(71)	0	0	0	0	0
0	0	0	(1,628)	(162)	0	0	0	0	0
0	0	0	(23,875)	(4,298)	0	0	0	0	0

(217,419)	(67,339)	(77,386)	(39,661)	(123,864)	(143,202)	(9,353)	(13,461)	(11,776)	(14,203)

203,861	184,775	135,369	154,876	77,353	122,223	5,298	10,337	41,561	13,297
0	0	0	0	1,778	7,289	1,812	1,504	2,872	2,037
79,159	48,589	44,241	43,733	7,864	25,961	3,141	5,678	4,784	3,638
4,085,368	947,586	1,444,413	871,967	933,946	1,184,285	35,638	63,266	39,088	43,132

12,574	6,561	6,912	3,801	10,507	14,913	627	1,095	2,154	2,101
0	0	0	0	1,009	1,713	200	391	849	823
4,961	1,583	1,947	1,129	2,480	3,907	456	801	903	930
189,755	55,114	57,129	29,583	94,751	107,987	6,472	9,353	6,072	8,650

(141,181)	(132,421)	(79,992)	(110,834)	(128,362)	(109,064)	(8,304)	(13,139)	(31,990)	(22,196)
0	0	0	0	(15,191)	(15,950)	(3,276)	(3,696)	(9,565)	(11,374)
(30,324)	(11,445)	(30,792)	(36,705)	(35,836)	(30,035)	(6,204)	(4,534)	(11,323)	(16,793)
(707,324)	(662,880)	(753,611)	(697,965)	(775,924)	(731,839)	(46,753)	(23,602)	(41,231)	(343,352)
3,696,849	437,462	825,616	259,585	174,375	581,390	(10,893)	47,454	4,174	(319,107)

16	10	151	35	86	100	9	15	1	0

3,742,101	465,669	870,468	132,114	142,410	514,993	(12,004)	39,912	9,332	(320,474)

1,440,768	975,009	1,476,332	1,344,218	2,424,108	1,909,115	218,257	178,345	276,980	597,454
$5,182,869	$1,440,678	$2,346,800	$1,476,332	$2,566,518	$2,424,108	$206,253	$218,257	$286,312	$276,980

$(7,187)	$(201)	$(12,758)	$(26,711)	$(53,324)	$(69,586)	$(3,494)	$(3,640)	$574	$647

Annual Report	March 31, 2007	145

Statements of Changes in Net Assets

	High Yield Fund		Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$484,660	$483,673	$2,827	$1,858	$74,946	$66,420
Net realized gain (loss)	42,747	129,948	(211)	(168)	(64,322)	(23,000)
Net change in unrealized appreciation (depreciation)	82,290	(79,117)	1,512	(906)	88,502	(77,858)
Net increase (decrease) resulting from operations	609,697	534,504	4,128	784	99,126	(34,438)

Distributions to Shareholders:
From net investment income
Class A	(56,638)	(67,542)	(944)	(351)	(6,874)	(4,742)
Class B	(26,399)	(35,268)	0	0	(1,492)	(1,454)
Class C	(40,152)	(49,960)	(244)	(136)	(1,407)	(1,110)
Other Classes	(360,602)	(338,404)	(1,669)	(1,426)	(65,060)	(59,424)
From net realized capital gains
Class A	(534)	(279)	(46)	(9)	(138)	(140)
Class B	(276)	(156)	0	0	(33)	(51)
Class C	(432)	(222)	(13)	(4)	(34)	(40)
Other Classes	(3,461)	(1,348)	(64)	(24)	(893)	(1,969)
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Other Classes	0	0	0	0	0

Total Distributions	(488,494)	(493,179)	(2,980)	(1,950)	(75,931)	(68,930)

Fund Share Transactions:
Receipts for shares sold
Class A	229,176	341,002	17,602	15,367	84,755	66,364
Class B	27,622	31,184	0	0	4,473	4,419
Class C	58,026	95,507	3,086	5,693	10,827	13,424
Other Classes	1,878,610	2,358,775	11,596	13,039	521,150	1,732,832
Issued as reinvestment of distributions
Class A	38,721	47,136	663	269	5,576	4,075
Class B	13,722	18,040	0	0	1,085	1,063
Class C	24,569	29,640	165	95	949	805
Other Classes	306,649	290,309	1,473	1,219	64,084	60,646
Cost of shares redeemed
Class A	(451,767)	(406,886)	(7,079)	(1,521)	(53,246)	(50,066)
Class B	(139,005)	(194,748)	0	0	(14,922)	(18,995)
Class C	(175,910)	(305,778)	(3,089)	(812)	(11,008)	(16,892)
Other Classes	(1,782,763)	(1,615,908)	(7,755)	(11,755)	(1,539,973)	(479,166)
Net increase (decrease) resulting from Fund share transactions	27,650	688,273	16,662	21,594	(926,250)	1,318,509

Fund Redemption Fee	277	243	3	2	36	70

Total Increase (Decrease) in Net Assets	149,130	729,841	17,813	20,430	(903,019)	1,215,211

Net Assets:
Beginning of year	7,316,416	6,586,575	55,834	35,404	2,156,326	941,115
End of year*	$7,465,546	$7,316,416	$73,647	$55,834	$1,253,307	$2,156,326

*Including undistributed (overdistributed) net investment income of:	$(27,995)	$10,051	$(235)	$(9)	$397	$1,371

146	PIMCO Funds	See Accompanying Notes

March 31, 2007

Low Duration Fund		Money Market Fund		Short-Term Fund		Total Return Mortgage Fund

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$493,735	$450,383	$18,132	$11,103	$166,927	$135,495	$20,666	$21,367
(146,776)	(103,902)	(33)	(18)	(13,593)	(9,191)	(2,235)	(1,189)
205,184	(98,793)	0	0	11,782	(1,944)	12,256	(5,489)
552,143	247,688	18,099	11,085	165,116	124,360	30,687	14,689

(54,685)	(55,832)	(3,558)	(2,670)	(12,895)	(13,407)	(1,664)	(1,183)
(8,847)	(9,466)	(2,173)	(1,381)	(595)	(617)	(548)	(488)
(18,722)	(21,292)	(2,994)	(2,259)	(5,890)	(6,139)	(929)	(691)
(419,576)	(380,674)	(9,374)	(4,776)	(144,438)	(116,990)	(17,631)	(19,821)

(156)	(5,920)	0	0	(783)	0	(8)	0
(30)	(1,283)	0	0	(43)	0	(3)	0
(60)	(2,604)	0	0	(379)	0	(5)	0
(1,128)	(36,201)	0	0	(8,112)	0	(69)	0

0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0		0	0	0	0

(503,204)	(513,272)	(18,099)	(11,086)	(173,135)	(137,153)	(20,857)	(22,183)

322,979	482,195	154,315	123,492	93,643	96,665	21,669	15,355
8,041	11,658	47,494	41,771	3,818	2,587	4,133	2,767
44,512	76,673	71,416	95,573	12,847	19,481	11,649	6,048
3,120,389	4,259,301	237,810	160,528	2,513,857	3,443,082	111,848	85,187

46,322	51,215	3,269	2,442	9,397	9,443	1,253	890
5,941	7,207	1,822	1,126	421	394	372	311
12,101	15,137	2,707	2,012	4,050	3,823	605	489
383,373	377,074	8,980	4,485	138,065	105,793	17,032	19,520

(703,564)	(911,051)	(145,850)	(156,755)	(158,265)	(310,738)	(16,721)	(11,260)
(112,422)	(156,341)	(40,276)	(59,940)	(9,128)	(16,683)	(3,426)	(4,968)
(247,798)	(406,010)	(72,680)	(132,013)	(68,772)	(114,533)	(6,543)	(7,649)
(4,420,439)	(5,197,641)	(215,195)	(235,024)	(2,571,920)	(3,697,483)	(195,901)	(191,359)
(1,540,565)	(1,390,583)	53,812	(152,303)	(31,987)	(458,169)	(54,030)	(84,669)

72	78	0	0	199	47	1	2

(1,491,554)	(1,656,089)	53,812	(152,304)	(39,807)	(470,915)	(44,199)	(92,161)

12,046,906	13,702,995	306,789	459,093	3,763,665	4,234,580	544,048	636,209
$10,555,352	$12,046,906	$360,601	$306,789	$3,723,858	$3,763,665	$499,849	$544,048

$(3,840)	$(6,808)	$80	$48	$4,758	$6,803	$171	$254

Annual Report	March 31, 2007	147

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 15 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made

148	PIMCO Funds

March 31, 2007

conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	KZT	Kazakhstan Tenge
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

Annual Report	March 31, 2007	149

Notes to Financial Statements  (Cont.)

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements   Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”) Certain Funds may invest in RIBs and RITEs  (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed

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Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 – Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon

Annual Report	March 31, 2007	151

Notes to Financial Statements  (Cont.)

termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(t) Bridge Debt Commitments  At the period ended March 31, 2007, the Diversified Income Fund, Floating Income Fund and High Yield Fund had $2,490,230, $17,440,990, and $123,071,015, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Instututional Class	Administrative Class	A, B and C Classes		Class D		Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%		0.55%		N/A
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%		N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%		N/A
Floating Income Fund	0.30%	0.25%	0.25%	0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%		0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%	0.30%	0.45%		N/A		N/A
GNMA Fund	0.25%	0.25%	N/A	0.40%		0.40%		N/A
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%		0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%		N/A
Long-Term U.S. Government Fund	0.225%	0.25%	0.25%	0.40%		N/A		N/A
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%		0.35%
Money Market Fund	0.12%	0.20%	0.20%	0.35%	(2)	N/A		N/A
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(1)	0.25%	(1)	0.35%	(1)
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40		N/A

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

(2) PIMCO and the Distributor have contractually agreed (ending March 31, 2007), to reduce the aggregate administrative fee and Distribution and/or Service (12b-1) fees for the Class B shares to 0.86% of average daily net assets.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
Money Market Fund	—	0.10%
All other Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Low Duration Fund	0.50%	0.25%
Money Market Fund	—	0.10%
Floating Income Fund, Short-Term	0.30%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

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Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $5,745,383 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund, except the Money Market Fund, will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund share redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$13

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors),

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common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Foreign Bond Fund (Unhedged)	$3,772	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	3,487	0
High Yield Fund	27	63,022
Low Duration Fund	50,337	0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$46,391	$8,446	$3,039,166	$302,775
Diversified Income Fund	1,757,544	1,232,411	2,417,982	2,117,048
Emerging Markets Bond Fund	382,584	384,335	4,468,098	5,298,694
Floating Income Fund	2,815,788	2,430,229	3,898,805	771,667
Foreign Bond Fund (Unhedged)	13,061,464	11,628,020	3,843,126	2,630,899
Foreign Bond Fund (U.S. Dollar-Hedged)	17,397,010	15,729,146	4,399,232	3,743,091
Global Bond Fund (U.S. Dollar-Hedged)	1,258,438	1,140,362	274,350	233,442
GNMA Fund	4,177,417	4,147,588	0	707
High Yield Fund	0	0	5,273,906	5,318,607
Investment Grade Corporate Bond Fund	38,362	39,018	32,452	17,926
Long-Term U.S. Government Fund	18,463,893	19,502,779	359,645	180,518
Low Duration Fund	4,504,737	4,393,913	3,622,438	889,487
Short-Term Fund	3,106,729	3,094,515	1,656,070	692,988
Total Return Mortgage Fund	4,958,830	4,944,870	34,040	8,003

Annual Report	March 31, 2007	155

Notes to Financial Statements  (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	1,720	$178,700	$845	0	$0	2,120	$146,300	$718
Sales	6,056	600,000	8,770	4,314	1,063	5,904	1,280,000	17,065
Closing Buys	(2,720)	(64,700)	(908)	(3,024)	(572)	(3,282)	(146,300)	(944)
Expirations	(2,978)	(114,000)	(610)	0	0	(2,982)	0	(525)
Exercised	(2,078)	0	(822)	(1,290)	(491)	(1,760)	0	(794)
Balance at 03/31/2007	0	$600,000	$7,275	0	$0	0	$1,280,000	$15,520

	Foreign Bond Fund (Unhedged)						Foreign Bond Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in JPY	Premium
Balance at 03/31/2006	2,736	$398,900	GBP 0	JPY	0	$4,036	6,624	$856,200	GBP 0	JPY 0	$9,246
Sales	2,158	1,821,400	200,600		6,400,000	21,743	5,201	2,328,500	188,600	9,600,000	28,170
Closing Buys	0	(1,009,700)	(34,900)		(3,200,000)	(8,343)	(4,922)	(1,851,100)	0	(9,600,000)	(17,698)
Expirations	(4,894)	(327,700)	0		(3,200,000)	(3,983)	(6,903)	(275,400)	0	0	(4,018)
Exercised	0	0	0		0	0	0	0	0	0	0
Balance at 03/31/2007	0	$882,900	GBP 165,700	JPY	0	$13,453	0	$1,058,200	GBP 188,600	JPY 0	$15,700

	Global Bond Fund (U.S. Dollar-Hedged)							GNMA Fund			High Yield Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	395	$62,600	GBP	0	JPY	0	$649	0	$19,400	$143	17,458	$138,000	$5,548
Sales	321	152,100		13,200		1,000,000	1,859	180	0	25	34,518	0	7,016
Closing Buys	0	(120,700)		0		0	(1,037)	(180)	(19,400)	(168)	(51,976)	(113,600)	(12,386)
Expirations	(650)	(35,100)		0		(1,000,000)	(520)	0	0	0	0	(24,400)	(178)
Exercised	(66)	0		0		0	(38)	0	0	0	0	0	0
Balance at 03/31/2007	0	$58,900	GBP	13,200	JPY	0	$913	0	$0	$0	0	$0	$0

	Investment Grade Corporate Bond Fund			Long-Term U.S. Government Fund			Low Duration Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	120	$300	$28	2,179	$56,400	$2,221	18,432	$2,090,200	GBP	70,500	EUR	0	$30,721
Sales	216	200	41	14,651	159,200	8,375	6,470	3,023,500		21,300		37,000	32,176
Closing Buys	0	(300)	(2)	(2,322)	(81,600)	(4,486)	(1,448)	(2,228,800)		(55,700)		0	(19,402)
Expirations	(336)	0	(65)	(2,180)	0	(1,165)	(7,582)	(878,500)		(14,800)		0	(8,134)
Exercised	0	0	0	(9,402)	0	(1,815)	(13,998)	0		0		0	(11,262)
Balance at 03/31/2007	0	$200	$2	2,926	$134,000	$3,130	1,874	$2,006,400	GBP	21,300	EUR	37,000	$24,099

	Short-Term Fund					Total Return Mortgage Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	6,675	$423,300	GBP	0	$8,043	0	$75,600	$760
Sales	5,882	956,400		23,400	9,126	280	0	39
Closing Buys	(5,619)	(258,400)		0	(5,941)	(280)	(23,200)	(229)
Expirations	(6,938)	(606,100)		0	(4,822)	0	(52,400)	(570)
Exercised	0	0		0	0	0	0	0
Balance at 03/31/2007	0	$515,200	GBP	23,400	$6,406	0	$0	$0

156	PIMCO Funds

March 31, 2007

8.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

Annual Report	March 31, 2007	157

Notes to Financial Statements  (Cont.)

9.    SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	10,980	$116,510	4,836	$49,927	6,172	$68,196	4,121	$45,722
Class B	0	0	0	0	2,689	29,776	1,379	15,272
Class C	3,883	41,243	830	8,624	4,493	49,615	5,231	57,769
Other Classes	221,506	2,341,886	179,696	1,839,938	103,101	1,145,594	63,335	700,924
Issued as reinvestment of distributions
Class A	432	4,609	34	354	385	4,269	209	2,321
Class B	0	0	0	0	104	1,151	47	516
Class C	131	1,403	2	22	416	4,604	254	2,813
Other Classes	18,123	193,311	2,431	25,229	8,776	97,041	5,732	63,560
Cost of shares redeemed
Class A	(3,352)	(35,527)	(301)	(3,135)	(2,579)	(28,430)	(1,463)	(16,218)
Class B	0	0	0	0	(691)	(7,628)	(452)	(5,015)
Class C	(445)	(4,735)	(6)	(57)	(2,545)	(28,139)	(1,100)	(12,186)
Other Classes	(120,422)	(1,284,899)	(3,454)	(35,747)	(47,148)	(518,615)	(22,097)	(244,464)
Net increase (decrease) resulting from Fund share transactions	130,836	$1,373,801	184,068	$1,885,155	73,173	$817,434	55,196	$611,014

	Foreign Bond Fund (U.S. Dollar-Hedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	7,537	$77,353	11,506	$122,223	549	$5,298	1,032	$10,337
Class B	173	1,778	685	7,289	187	1,812	151	1,504
Class C	765	7,864	2,442	25,961	325	3,141	566	5,678
Other Classes	90,970	933,946	111,569	1,184,285	3,692	35,638	6,335	63,266
Issued as reinvestment of distributions
Class A	1,022	10,507	1,425	14,913	65	627	111	1,095
Class B	98	1,009	164	1,713	21	200	40	391
Class C	241	2,480	374	3,907	47	456	82	801
Other Classes	9,218	94,751	10,315	107,987	669	6,472	950	9,353
Cost of shares redeemed
Class A	(12,488)	(128,362)	(10,323)	(109,064)	(860)	(8,304)	(1,319)	(13,139)
Class B	(1,476)	(15,191)	(1,505)	(15,950)	(340)	(3,276)	(369)	(3,696)
Class C	(3,485)	(35,836)	(2,839)	(30,035)	(643)	(6,204)	(455)	(4,534)
Other Classes	(75,485)	(775,924)	(69,236)	(731,839)	(4,852)	(46,753)	(2,367)	(23,602)
Net increase (decrease) resulting from Fund share transactions	17,090	$174,375	54,577	$581,390	(1,140)	$(10,893)	4,757	$47,454

	Long-Term U.S. Government Fund				Low Duration Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	7,992	$84,755	6,020	$66,364	32,610	$322,979	47,896	$482,195
Class B	423	4,473	400	4,419	812	8,041	1,159	11,658
Class C	1,028	10,827	1,214	13,424	4,491	44,512	7,609	76,673
Other Classes	49,536	521,150	155,961	1,732,832	314,722	3,120,389	423,323	4,259,301
Issued as reinvestment of distributions
Class A	528	5,576	371	4,075	4,671	46,322	5,101	51,215
Class B	102	1,085	97	1,063	599	5,941	718	7,207
Class C	90	949	73	805	1,220	12,101	1,508	15,137
Other Classes	6,102	64,084	5,557	60,646	38,654	383,373	37,563	377,074
Cost of shares redeemed
Class A	(5,047)	(53,246)	(4,555)	(50,066)	(71,070)	(703,564)	(90,558)	(911,051)
Class B	(1,418)	(14,922)	(1,725)	(18,995)	(11,349)	(112,422)	(15,542)	(156,341)
Class C	(1,049)	(11,008)	(1,535)	(16,892)	(25,021)	(247,798)	(40,356)	(406,010)
Other Classes	(146,436)	(1,539,973)	(43,518)	(479,166)	(446,227)	(4,420,439)	(517,233)	(5,197,641)
Net increase (decrease) resulting from Fund share transactions	(88,149)	$(926,250)	118,360	$1,318,509	(155,888)	$(1,540,565)	(138,812)	$(1,390,583)

158	PIMCO Funds

March 31, 2007

Emerging Markets Bond Fund				Floating Income Fund				Foreign Bond Fund (Unhedged)
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

10,576	$117,262	15,082	$168,513	19,479	$203,861	17,919	$184,775	13,292	$135,369	15,076	$154,876
810	9,024	2,010	22,500	0	0	0	0	0	0	0	0
2,128	23,616	5,440	60,849	7,575	79,159	4,709	48,589	4,339	44,241	4,203	43,733
65,999	733,403	125,301	1,391,377	389,563	4,085,368	92,076	947,586	141,943	1,444,413	84,752	871,967

2,030	22,516	1,730	19,289	1,200	12,574	635	6,561	675	6,912	372	3,801
478	5,301	393	4,376	0	0	0	0	0	0	0	0
949	10,524	802	8,938	473	4,961	153	1,583	190	1,947	111	1,129
16,680	184,973	16,365	182,533	18,063	189,755	5,334	55,114	5,579	57,129	2,892	29,583

(15,263)	(168,245)	(10,766)	(119,890)	(13,475)	(141,181)	(12,876)	(132,421)	(7,904)	(79,992)	(10,889)	(110,834)
(2,152)	(23,819)	(1,698)	(18,959)	0	0	0	0	0	0	0	0
(6,093)	(67,465)	(3,778)	(42,107)	(2,892)	(30,324)	(1,109)	(11,445)	(3,033)	(30,792)	(3,613)	(36,705)
(123,233)	(1,352,889)	(77,057)	(860,900)	(67,337)	(707,324)	(64,079)	(662,880)	(74,261)	(753,611)	(67,958)	(697,965)

(47,091)	$(505,799)	73,824	$816,519	352,649	$3,696,849	42,762	$437,462	80,820	$825,616	24,946	$259,585

GNMA Fund				High Yield Fund				Investment Grade Corporate Bond Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

3,778	$41,561	1,205	$13,297	23,508	$229,176	34,905	$341,002	1,713	$17,602	1,478	$15,367
263	2,872	185	2,037	2,833	27,622	3,193	31,184	0	0	0	0
436	4,784	330	3,638	5,964	58,026	9,780	95,507	302	3,086	546	5,693
3,583	39,088	3,900	43,132	192,396	1,878,610	241,701	2,358,775	1,123	11,596	1,254	13,039

197	2,154	191	2,101	3,971	38,721	4,825	47,136	64	663	26	269
77	849	75	823	1,408	13,722	1,847	18,040	0	0	0	0
83	903	84	930	2,520	24,569	3,034	29,640	16	165	9	95
555	6,072	783	8,650	31,420	306,649	29,709	290,309	144	1,473	117	1,219

(2,933)	(31,990)	(2,014)	(22,196)	(46,496)	(451,767)	(41,742)	(406,886)	(691)	(7,079)	(147)	(1,521)
(875)	(9,565)	(1,032)	(11,374)	(14,285)	(139,005)	(19,982)	(194,748)	0	0	0	0
(1,037)	(11,323)	(1,523)	(16,793)	(18,063)	(175,910)	(31,396)	(305,778)	(302)	(3,089)	(78)	(812)
(3,768)	(41,231)	(31,040)	(343,352)	(182,787)	(1,782,763)	(166,044)	(1,615,908)	(755)	(7,755)	(1,127)	(11,755)

359	$4,174	(28,856)	$(319,107)	2,389	$27,650	69,830	$688,273	1,614	$16,662	2,078	$21,594

Money Market Fund				Short-Term Fund				Total Return Mortgage Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

154,315	$154,315	123,491	$123,492	9,384	$93,643	9,659	$96,665	2,047	$21,669	1,447	$15,355
47,494	47,494	41,771	41,771	383	3,818	259	2,587	389	4,133	259	2,767
71,416	71,416	95,573	95,573	1,288	12,847	1,946	19,481	1,102	11,649	568	6,048
237,811	237,810	160,529	160,528	252,225	2,513,857	343,913	3,443,082	10,560	111,848	8,008	85,187

3,271	3,269	2,442	2,442	943	9,397	944	9,443	119	1,253	84	890
1,822	1,822	1,126	1,126	42	421	39	394	36	372	29	311
2,707	2,707	2,012	2,012	406	4,050	382	3,823	57	605	46	489
8,981	8,980	4,485	4,485	13,844	138,065	10,575	105,793	1,612	17,032	1,835	19,520

(145,850)	(145,850)	(156,755)	(156,755)	(15,870)	(158,265)	(31,057)	(310,738)	(1,582)	(16,721)	(1,061)	(11,260)
(40,276)	(40,276)	(59,940)	(59,940)	(915)	(9,128)	(1,667)	(16,683)	(325)	(3,426)	(468)	(4,968)
(72,680)	(72,680)	(132,013)	(132,013)	(6,896)	(68,772)	(11,444)	(114,533)	(621)	(6,543)	(720)	(7,649)
(215,195)	(215,195)	(235,024)	(235,024)	(257,881)	(2,571,920)	(369,401)	(3,697,483)	(18,772)	(195,901)	(17,928)	(191,359)

53,816	$53,812	(152,303)	$(152,303)	(3,047)	$(31,987)	(45,852)	$(458,169)	(5,378)	$(54,030)	(7,901)	$(84,669)

Annual Report	March 31, 2007	159

Notes to Financial Statements  (Cont.)

10. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferrals (4)
Developing Local Markets Fund	$83,846	$0	$67,539	$(5,912)	$0	$(6,230)
Diversified Income Fund	6,844	920	44,363	(12,155)	0	0
Emerging Markets Bond Fund	20,624	13,952	142,400	(9,374)	0	0
Floating Income Fund	8,955	1,493	71,520	(8,980)	0	(2,710)
Foreign Bond Fund (Unhedged)	18,369	0	(17,754)	(15,921)	(4,056)	(1,161)
Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	29,730	(70,545)	0	0
Global Bond Fund (U.S. Dollar-Hedged)	1,103	0	(68)	(4,066)	0	(2,358)
GNMA Fund	750	0	3,098	(158)	(2,523)	(189)
High Yield Fund	7,373	0	214,027	(34,733)	(147,609)	0
Investment Grade Corporate Bond Fund	51	0	183	(269)	(71)	(97)
Long-Term U.S. Government Fund	792	0	(2,809)	(904)	(61,756)	(17,742)
Low Duration Fund	11,346	0	(35,118)	(7,240)	(293,200)	(34,265)
Money Market Fund	207	0	0	(127)	(58)	0
Short-Term Fund	7,336	0	1,076	(2,649)	(31,354)	(3,313)
Total Return Mortgage Fund	307	0	4,167	(123)	(6,338)	(123)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses

	2010	2013	2014	2015
Foreign Bond Fund (Unhedged)	$0	$0	$0	$5,217
GNMA Fund	0	0	140	2,383
High Yield Fund	147,609	0	0	0
Investment Grade Corporate Bond Fund	0	0	71	0
Long-Term U.S. Government Fund	0	0	0	61,756
Low Duration Fund	0	0	201,093	92,107
Money Market Fund	0	3	8	47
Short-Term Fund	0	4,956	12,072	14,326
Total Return Mortgage Fund	0	0	723	5,615

160	PIMCO Funds

March 31, 2007

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$3,460,784	$9,393	$(607)	$8,786
Diversified Income Fund	2,904,095	48,774	(9,155)	39,619
Emerging Markets Bond Fund	2,458,975	124,765	(7,562)	117,203
Floating Income Fund	5,340,804	25,296	(3,501)	21,795
Foreign Bond Fund (Unhedged)	4,067,340	15,246	(31,085)	(15,839)
Foreign Bond Fund (U.S. Dollar-Hedged)	4,718,116	84,171	(51,836)	32,335
Global Bond Fund (U.S. Dollar-Hedged)	362,182	3,527	(3,328)	199
GNMA Fund	380,543	1,867	(668)	1,199
High Yield Fund	7,245,022	280,441	(30,322)	220,119
Investment Grade Corporate Bond Fund	72,917	705	(602)	103
Long-Term U.S. Government Fund	1,496,806	2,754	(9,645)	(6,891)
Low Duration Fund	10,528,162	18,688	(50,497)	(31,809)
Money Market Fund	361,526	0	0	0
Short-Term Fund	3,907,899	8,352	(2,335)	6,017
Total Return Mortgage Fund	671,359	1,858	(2,165)	(307)

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006

	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$182,863	$31,095	$0	$25,115	$1,701	$0
Diversified Income Fund	103,878	21,907	0	81,458	3,200	0
Emerging Markets Bond Fund	185,726	73,340	0	228,470	7,899	0
Floating Income Fund	214,218	3,201	0	66,759	580	0
Foreign Bond Fund (Unhedged)	77,386	0	0	5,970	3,779	29,912
Foreign Bond Fund (U.S. Dollar-Hedged)	99,532	19,226	5,106	143,202	0	0
Global Bond Fund (U.S. Dollar-Hedged)	6,878	2,475	0	12,583	878	0
GNMA Fund	11,776	0	0	14,199	4	0
High Yield Fund	488,494	0	0	493,179	0	0
Investment Grade Corporate Bond Fund	2,980	0	0	1,950	0	0
Long-Term U.S. Government Fund	75,931	0	0	68,930	0	0
Low Duration Fund	503,204	0	0	513,272	0	0
Money Market Fund	18,099	0	0	11,086	0	0
Short-Term Fund	173,135	0	0	137,153	0	0
Total Return Mortgage Fund	20,857	0	0	22,183	0	0

(6) Includes short-term capital gains, if any, distributed.

(7) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

Annual Report	March 31, 2007	161

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), Global Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Short-Term Fund, and Total Return Mortgage Fund, fifteen of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

162	PIMCO Funds

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$97,140	$49,143
Diversified Income Fund	0.10%	0.10%	54,843	506
Emerging Markets Bond Fund	0.00%	0.00%	29,578	0
Floating Income Fund	0.33%	0.33%	123,341	9,254
Foreign Bond Fund (Unhedged)	0.00%	0.00%	46,057	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.46%	0.58%	37,965	15,047
Global Bond Fund (U.S. Dollar-Hedged)	1.87%	2.35%	3,741	484
GNMA Fund	0.00%	0.00%	11,666	0
High Yield Fund	0.45%	0.45%	397,873	0
Investment Grade Corporate Bond Fund	0.31%	0.31%	2,244	0
Long-Term U.S. Government Fund	0.00%	0.00%	74,115	0
Low Duration Fund	1.45%	1.85%	435,344	0
Money Market Fund	0.00%	0.00%	0	0
Short-Term Fund	0.08%	0.12%	151,464	0
Total Return Mortgage Fund	0.00%	0.00%	20,304	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

Annual Report	March 31, 2007	163

Management of the Trust

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

164	PIMCO Funds

(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

Annual Report	March 31, 2007	165

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/07. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.         AZ003AR_17289

PIMCO Funds

Annual Report

MARCH 31, 2007

Bond Funds

Share Class

SHORT-DURATION

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

GOVERNMENT/MORTGAGE

PIMCO GNMA Fund

PIMCO Total Return Mortgage Fund

CREDIT STRATEGY

PIMCO Investment Grade Corporate Bond Fund

PIMCO Diversified Income Fund

PIMCO High Yield Fund

INTERNATIONAL BOND

PIMCO Foreign Bond Fund (Unhedged)

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

PIMCO Emerging Markets Bond Fund

PIMCO Developing Local Markets Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus, Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		18
Financial Highlights		112
Statements of Assets and Liabilities		116
Statements of Operations		118
Statements of Changes in Net Assets		120
Notes to Financial Statements		123
Report of Independent Registered Public Accounting Firm		137
Federal Income Tax Information		138
Management of the Trust		139

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	20
Diversified Income Fund	7	27
Emerging Markets Bond Fund	8	38
Floating Income Fund	9	44
Foreign Bond Fund (Unhedged)	10	57
Foreign Bond Fund (U.S. Dollar-Hedged)	11	68
GNMA Fund	12	78
High Yield Fund	13	80
Investment Grade Corporate Bond Fund	14	87
Low Duration Fund	15	93
Short-Term Fund	16	101
Total Return Mortgage Fund	17	109

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Bond Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

•

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

•	Emerging market bonds returned 10.87% as measured by the JPMorgan Emerging Markets Bond Index Global.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, mortgage risk, leveraging risk, non-U.S. security risk, emerging markets risk, currency risk, issuer non-diversification risk and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High Yield bonds typically have a lower credit rating than other bonds. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the D shares were first offered in (month/year): Foreign Bond (U.S. Dollar-Hedged) (4/98), High Yield (4/98), Low Duration (4/98), Short-Term (4/98), Total Return Mortgage (4/98), Emerging Markets Bond (3/00), GNMA (5/01), Investment Grade Corporate Bond (7/04). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO Developing Local Markets Fund
	Class D:	PLMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high-income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•

An overweight position to Brazil benefited returns as the country sub-index to the Fund’s Benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), returned 20.88% for the twelve-month period.

•	An overweight in Slovakia benefited performance as Slovakian credits outperformed during the period due to revaluation of the Slovakian koruna as the country prepares for Euro adoption by 2009.

•	An underweight in Thailand detracted from performance as Thai credits outperformed the Fund’s benchmark.

•	An underweight to Hungary detracted from performance as the Hungarian forint returned 17.37% over the twelve-month period.

•

An underweight to Turkey detracted from performance. Although the Turkish lira decreased during the past twelve months, the country sub index of the Fund’s benchmark, the JPMorgan Emerging Local Markets Index Plus (Unhedged), returned 15.35% for the twelve-month period due to the lira’s status as the highest yielding currency in Fund’s benchmark.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class D	10.01%	9.45%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	11.82%	10.39%
Lipper International Income Fund Average	6.77%	2.82%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	52.6%
Sovereign Issues	15.5%
Asset-Backed Securities	12.7%
Short-Term Instruments	12.2%
Mortgage-Backed Securities	3.7%
Other	3.3%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,076.01	$1,018.70
Expenses Paid During Period†	$6.47	$6.29

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO Diversified Income Fund
	Class D:	PDVDX

Portfolio Insights

•

The Fund seeks maximum total return consistent with prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Sector allocation was a positive contributor to performance due to an overweight in emerging markets and an underweight in investment corporate bonds.

•	An overweight position to Brazil benefited performance. The country sub-index outperformed within the emerging markets sector during the twelve-month period.

•	A modest position in emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the twelve-month period.

•	An underweight to the lower-quality consumer cyclicals sector detracted from performance as the sector was one of the best performing sectors over the past twelve months.

•	An overweight position in utilities detracted from returns. The sector lagged the overall credit markets.

•	An overweight position to the energy sector detracted from performance, while exposure in the natural gas sub-sector benefited returns due to higher natural gas prices.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class D	7.99%	8.91%
Lehman Brothers Global Credit Hedged USD Index	6.60%	5.75%
33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global*	8.74%	8.90%
Lipper Multi-Sector Income Fund Average	7.88%	7.63%

* The Diversified Income Fund’s secondary benchmark was created by PIMCO and is comprised of a 1/3 weight in each of the following indices: 1) the JPMorgan EMBI Global Index, 2) the Merrill Lynch Global High Yield BB-B Constrained Index (hedged to US$), and 3) the Lehman Brothers Global Aggregate Credit Index (hedged to US$). The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.15%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	33.6%
U.S. Government Agencies	20.2%
Short-Term Instruments	19.5%
Sovereign Issues	13.8%
Foreign Currency-Denominated Issues	7.2%
Other	5.7%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,044.58	$1,019.20
Expenses Paid During Period†	$5.86	$5.79

† Expenses are equal to the net annualized expense ratio of 1.15% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

PIMCO Emerging Markets Bond Fund
	Class D:	PEMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers that economically are tied to countries with emerging securities markets.

•

PIMCO generally considers an emerging securities market to be one located in any country defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities.

•	An overweight position in Brazil benefited performance as the country sub-index to the Fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global, returned 15.50% for the twelve-month period.

•	A switch to an underweight position in Ecuador in the fourth quarter of 2006 benefited performance as Ecuadorian debt sold off sharply toward year-end.

•	An underweight to Turkey benefited performance. The country sub index of the Fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global, returned 7.06% on a twelve-month basis.

•	A strategic allocation in emerging markets currencies benefited performance as these currencies strengthened against the U.S. dollar over the past twelve months.

•	An overweight to Russia detracted from relative performance as higher-rated countries underperformed over the past twelve months.

•	An underweight to lower-rated countries, such as Uruguay and the Dominican Republic, detracted from performance as lower-rated country credits outperformed the benchmark over the period.

•	An underweight in the Philippines detracted from performance as spreads on the Philippines tightened during the past twelve months.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class D	10.33%	13.94%	12.89%
JPMorgan Emerging Markets Bond Index Global	10.87%	13.34%	9.77%
Lipper Emerging Markets Debt Fund Average	10.95%	14.18%	10.12%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.25%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	25.0%
Brazil	20.7%
Russia	13.0%
Mexico	12.5%
Venezuela	5.1%
Other	23.7%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,060.46	$1,018.70
Expenses Paid During Period†	$6.42	$6.29

† Expenses are equal to the net annualized expense ratio of 1.25% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Floating Income Fund
	Class D:	PFIDX

Portfolio Insights

•

The Fund seeks maximum current yield consistent with prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of variable and floating-rate securities, securities with durations of less than or equal to one year, and fixed-rate securities with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments.

•	The Fund’s allocations to the credit sectors benefited performance as the emerging markets and high yield sectors performed well over the twelve-month period.

•	An emphasis on Brazil benefited performance as Brazil outperformed the Fund’s benchmark.

•	A modest position in emerging markets currencies benefited returns as these currencies strengthened against the U.S. dollar over the past twelve months.

•	Exposure to the lower-quality consumer cyclicals sector benefited performance as this sector was one of the best performing sectors over the past twelve months.

•	A focus on gas/pipelines within the energy sector benefited performance as these bonds outperformed the other sub-sectors of the broader energy category.

•	Above benchmark duration detracted from performance as interest rates at the short end of the yield curve increased over the past twelve months.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/30/04)*
PIMCO Floating Income Fund Class D	8.04%	6.96%
3-Month LIBOR Index	5.43%	4.01%
Lipper Loan Participation Fund Average	6.40%	5.29%

* The Fund began operations on 07/30/04. Index comparisons began on 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	38.9%
Short-Term Instruments	21.5%
U.S. Government Agencies	11.1%
Sovereign Issues	8.0%
Asset-Backed Securities	6.2%
Bank Loan Obligations	5.5%
Other	8.8%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,045.16	$1,020.19
Expenses Paid During Period†	$4.84	$4.78

† Expenses are equal to the net annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	9

PIMCO Foreign Bond Fund (Unhedged)
	Class D:	PFBDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

•

A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates on firm growth and higher than expected inflation data.

•

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

•	An underweight to intermediate maturities in Japan was negative for performance as yields rallied on an unwinding of expectations for interest rate hikes amidst weaker than expected inflation data.

•	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities performed well during the period given strong investor demand for their high-quality yields.

•	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class D	7.05%	3.74%
JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	8.29%	4.39%
Lipper International Income Fund Average	6.77%	4.44%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

United States	59.1%
Japan	11.0%
Germany	9.3%
Short-Term Instruments	6.8%
France	3.8%
Other	10.0%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,028.82	$1,020.19
Expenses Paid During Period†	$4.81	$4.78

† Expenses are equal to the net annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)
	Class D:	PFODX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income instruments of issuers located outside the United States, representing at least three foreign countries, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities.

•	An overweight to U.S. duration and a curve steepening bias benefited performance as the yield curve steepened.

•	A focus on the short-to-intermediate portion of the U.K yield curve detracted from returns; near maturity yields rose as the Bank of England increased interest rates.

•

An underweight to shorter maturities and a curve flattening bias in the Eurozone benefited performance as the European Central Bank’s interest rate hikes and tightening bias moved interest rates up and flattened the yield curve.

•	An underweight to intermediate maturities in Japan was negative for performance as yields rallied.

•	Tactical holdings of mortgage-backed securities added to returns as mortgage-backed securities outperformed the benchmark.

•	Strategies that benefit when Japanese swap spreads widen were negative for returns as swap rates narrowed relative to Japanese governments bonds.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/02/92)*
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	3.58%	4.90%	6.13%	7.54%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	4.91%	4.82%	6.35%	7.24%
Lipper International Income Fund Average	6.77%	8.65%	5.55%	6.12%

* The Fund began operations on 12/02/92. Index comparisons began on 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

United States	51.2%
Japan	14.2%
Germany	12.4%
France	6.5%
Short-Term Instruments	5.8%
United Kingdom	3.9%
Other	6.0%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,009.01	$1,020.19
Expenses Paid During Period†	$4.76	$4.78

† Expenses are equal to the net annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	11

PIMCO GNMA Fund
	Class D:	PGNDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”).

•	Duration positioning above that of the benchmark added to returns as the ten-year Treasury yield declined during the period.

•	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year Treasury yield over the period.

•	An underweight to 30-year GNMA pass-through securities benefited returns as they slightly lagged the broader index during the period.

•	An underweight to 15-year GNMA issues detracted from returns as they outpaced the benchmark.

•

Short exposure to 30-year conventional mortgage-backed securities (Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) detracted from performance as conventional mortgage-backed securities outpaced the GNMA index.

•

Exposure to derivative positions that benefit from deterioration in subprime mortgage performance added to returns as delinquencies from recent subprime loans increased, driven in part by declining home price appreciation.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class D	6.58%	4.69%	6.13%
Lehman Brothers GNMA Index	6.22%	4.80%	5.84%
Lipper GNMA Fund Average	5.29%	4.00%	5.00%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	96.8%
Short-Term Instruments	2.6%
Asset-Backed Securities	0.5%
Mortgage-Backed Securities	0.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,033.71	$1,016.75
Expenses Paid During Period†	$8.32	$8.25

† Expenses are equal to the net annualized expense ratio of 1.64% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO High Yield Fund
	Class D:	PHYDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”) rated below-investment grade but rated at least Caa by Moody’s or CCC by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s or CCC by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	As auto-related issues led the consumer cyclical sector over the twelve-month period, an emphasis on these bonds within the broader sector was a strong contributor to relative performance.

•	An underweight to the building products sector, one of the worst performing industry categories, benefited performance.

•

Increasing exposure to the healthcare sector over the period benefited performance as the industry came out from under pressure due to increasing leverage buyout activity and finished the period with a strong rally.

•	With consumer non-cyclicals among the top performing sectors, led higher by tobacco and food/drug retailers, an underweight to the sector detracted from performance.

•	An emphasis on single B-rated issues within the forest/paper sector detracted from performance as these bonds underperformed BB-rated issues in the sector.

•	Exposure to BBB-rated issues detracted from performance as this category of bonds underperformed the Index.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/15/92)*
PIMCO High Yield Fund Class D	8.75%	9.01%	6.83%	8.40%
Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	9.67%	9.22%	6.69%	7.91%
Lipper High Current Yield Fund Average	10.07%	9.17%	5.54%	6.84%

* The Fund began operations on 12/15/92. Index comparisons began on 12/31/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	81.6%
Short-Term Instruments	6.4%
Bank Loan Obligations	6.0%
Foreign Currency-Denominated Issues	4.5%
Convertible Bonds & Notes	0.9%
Other	0.6%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,058.45	$1,020.44
Expenses Paid During Period†	$4.62	$4.53

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	13

PIMCO Investment Grade Corporate Bond Fund
	Class D:	PBDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities.

•

An overweight to U.S. duration detracted from performance even though U.S. interest rates ended the year lower as periods of increased, above-index exposure coincided with short periods of rising interest rates.

•

The Fund’s yield curve steepening bias detracted from returns. Exposure to the U.S. yield curve benefited performance, but this was offset by exposure to the U.K. yield curve, which detracted from performance.

•

An emphasis on BBB-rated issues benefited performance as these issues outperformed higher-quality securities. In addition, a small allocation to below investment-grade issuers benefited returns as high-yield bonds outperformed high-grade credits.

•

Above-index exposure to electric utility companies contributed to performance as these issuers benefited from strengthened balance sheets and efficient operations. Limited leveraged buyout (“LBO”) exposure, supported by the involvement of state regulators and the failure of past LBOs, also contributed to the performance of electric utility companies during the period.

•

A below-index position in transportation companies benefited performance. Economic and geopolitical concerns, as well as onerous security restrictions, weighed upon airlines, while moderating traffic flows, share-buyback programs, and large capital spending requirements dampened the performance of railroad companies.

•

An overweight to communication companies benefited returns as bundled offerings improved the revenues and operational performance of media companies, while wireless companies benefited from strong earnings and encouraging fundamentals.

•	An above-index allocation to energy companies detracted from performance as event-risk increased with the rise of bondholder-unfriendly transactions.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (04/28/00)*
PIMCO Investment Grade Corporate Bond Fund Class D	6.83%	6.66%	7.74%
Lehman Brothers Credit Investment Grade Index	7.08%	6.27%	7.26%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.89%

* The Fund began operations on 04/28/00. Index comparisons began on 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Banking & Finance	30.8%
Industrials	30.7%
Utilities	15.6%
Short-Term Instruments	13.2%
U.S. Government Agencies	5.0%
Other	4.7%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,029.76	$1,020.44
Expenses Paid During Period†	$4.55	$4.53

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Low Duration Fund
	Class D:	PLDDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•

Above index duration exposure, or sensitivity to changes in market interest rates, benefited performance as Treasury yields on maturities two years and longer trended lower during the last six months of the period.

•	The Fund’s emphasis on the shorter end of the yield curve detracted from returns as rates on short maturities rose significantly during the year.

•	An emphasis on mortgage-backed securities was positive for returns as the sector outperformed Treasuries on a like-duration basis. Positive security selection further enhanced performance.

•	Exposure to corporate bonds was positive for performance as this sector outperformed Treasuries.

•	Exposure to emerging markets benefited performance as spreads tightened.

•	Tactical exposure to non-U.S. issues with a focus on shorter-maturity U.K. securities detracted from returns. These positions underperformed comparable U.S. Treasuries.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Low Duration Fund Class D	4.97%	3.44%	4.96%	6.40%
Merrill Lynch 1-3 Year Treasury Index	5.02%	3.11%	4.76%	6.00%
Lipper Short Investment Grade Debt Fund Average	4.98%	3.20%	4.46%	5.66%

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	28.4%
U.S. Government Agencies	26.1%
Corporate Bonds & Notes	19.8%
Mortgage-Backed Securities	15.6%
Asset-Backed Securities	7.5%
Other	2.6%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,023.19	$1,021.19
Expenses Paid During Period†	$3.78	$3.78

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	15

PIMCO Short-Term Fund
	Class D:	PSHDX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•

The Fund’s above-benchmark duration detracted from performance as the Federal Reserve raised the Federal Funds Rate an additional 0.50% during the first half of 2006. This was partially offset by positive returns when the Federal Reserve paused during the remainder of the reporting period.

•	The Fund’s curve steepening bias detracted from performance as the yield curve flattened over the twelve-month period.

•	Exposure to the front-end of the U.K. yield curve detracted from performance as short-term rates increased during the period.

•	An emphasis on mortgage-backed securities benefited performance as security selection and the yield advantage over Treasuries added to returns while spreads remained stable.

•	Exposure to corporates slightly benefited performance due to their yield advantage and tightening spreads during the period.

•	Selective high-yield holdings provided incremental yield and positive price return over the period.

•	Exposure to high-quality, floating rate, asset-backed bonds generated incremental yield over money markets during the period.

•	Currency strategies were slightly negative for performance as appreciation of a basket of emerging country currencies was largely offset by the depreciation of the Japanese yen.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (10/07/87)*
PIMCO Short-Term Fund Class D	4.51%	2.74%	4.16%	5.17%
Citigroup 3-Month Treasury Bill Index	4.98%	2.51%	3.67%	4.63%
Lipper Ultra-Short Obligations Fund Average	4.95%	2.69%	4.06%	4.64%

* The Fund began operations on 10/07/87. Index comparisons began on 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	41.3%
Corporate Bonds & Notes	20.6%
U.S. Government Agencies	17.4%
Asset-Backed Securities	9.9%
Mortgage-Backed Securities	9.4%
Other	1.4%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,022.35	$1,021.19
Expenses Paid During Period†	$3.78	$3.78

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO Total Return Mortgage Fund
	Class D:	PTMDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls).

•	Duration positioning above that of the index benefited returns.

•	A curve steepening bias added to returns as the two-year Treasury yield declined more than the 30-year Treasury yield over the period.

•	An overweight to 30-year conventional mortgage-backed securities (FNMA and FHLMC) benefited performance as they outpaced the broader index.

•	An underweight to GNMA pass-through securities benefited returns as they lagged conventional issues and the broader index during the period.

•	An underweight to balloon mortgage-backed securities detracted from returns as they outpaced the benchmark.

•	Exposure to adjustable-rate mortgage-backed securities detracted from returns as they slightly lagged fixed-rate mortgage-backed securities.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (07/31/97)
PIMCO Total Return Mortgage Fund Class D	7.08%	5.07%	6.31%
Lehman Brothers Mortgage Index	6.95%	4.97%	5.93%
Lipper U.S. Mortgage Fund Average	6.00%	4.30%	5.19%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 07/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	84.5%
Mortgage-Backed Securities	6.4%
Short-Term Instruments	5.1%
Asset-Backed Securities	4.0%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,033.52	$1,020.44
Expenses Paid During Period†	$4.56	$4.53

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	17

Benchmark Descriptions

Index	Description

3-Month LIBOR Index	3-Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in the index.

33% Lehman Brothers Global Aggregate Credit, 33% Merrill Lynch Global High Yield BB-B Rated Constrained Index, 33% JPMorgan EMBI Global	The benchmark is an equally weighted blend of the following three indices: Lehman Brothers Global Aggregate—Credit Component, Merrill Lynch Global High Yield BB-B Rated Constrained Index and JPMorgan EMBI Global. The Fund believes this self-blended index reflects the Fund’s investment strategy more accurately than the Lehman Brothers Global Credit Hedged USD Index. The Lehman Brothers Global Aggregate Index provides a broad-based measure of the global investment-grade fixed income markets. The Global High Yield BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the indexes.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in the index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least U.S. $10 billion of external trade. It is not possible to invest directly in the index.

JPMorgan Emerging Markets Bond Index Global	JPMorgan Emerging Markets Bond Index Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD	JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD is an unmanaged index representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in the index.

JPMorgan GBI Global ex-U.S. Index Hedged in USD	JPMorgan GBI Global ex-U.S. Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in the index.

Lehman Brothers Credit Investment Grade Index	Lehman Brothers Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in the index.

18	PIMCO Funds

Index	Description

Lehman Brothers Global Credit Hedged USD Index	Lehman Brothers Global Credit Hedged USD Index contains investment grade and high yield credit securities from the Multiverse represented in U.S. Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in the index.

Lehman Brothers GNMA Index	Lehman Brothers GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in the index.

Lehman Brothers Mortgage Index	Lehman Brothers Mortgage Index is an unmanaged market index representing fixed rate mortgages issued by GNMA, FNMA and FHLMC. It is not possible to invest directly in the index.

Merrill Lynch 1–3 Year Treasury Index	Merrill Lynch 1–3 Year Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least 1 year and less than 3 years. It is not possible to invest directly in the index.

Merrill Lynch U.S. High Yield BB-B Rated Constrained Index	Merrill Lynch U.S. High Yield BB-B Rated Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro rata basis. Performance of the index is calculated using values reflecting the index from December 31, 1996 (the date of inception of the index). For periods prior to the inception date of the index, values reflecting the Merrill Lynch U.S. High Yield BB-B Rated Index (the “Unconstrained Index”) are used, since the Unconstrained Index is the most similar index to the index. It is not possible to invest directly in the index.

Annual Report	March 31, 2007	19

Schedule of Investments  Developing Local Markets Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%
Lukoil Finance Ltd.
6.020% due 01/11/2009	$10,000	$9,947

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,985

Total Bank Loan Obligations (Cost $14,929)		14,932

CORPORATE BONDS & NOTES 53.7%

BANKING & FINANCE 33.7%
American Express Bank FSB
5.380% due 06/22/2009	1,900	1,900

American Express Centurion Bank
5.319% due 05/07/2008	1,700	1,700
5.380% due 04/17/2009	10,000	10,002
5.480% due 12/17/2009	1,400	1,404

American Express Credit Corp.
5.380% due 05/19/2009	1,400	1,400

American Honda Finance Corp.
5.400% due 03/09/2009	1,100	1,102

American International Group, Inc.
5.350% due 06/23/2008	2,300	2,300

ASIF Global Financing XXVIII
5.400% due 05/03/2007	1,400	1,400

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	6,780	6,594

Banco Santander Chile
5.690% due 12/09/2009	12,000	12,123

Bank of America Corp.
5.360% due 09/25/2009	23,000	23,034
5.370% due 11/06/2009	3,200	3,199

Bank of America N.A.
5.350% due 12/18/2008	5,650	5,648
5.360% due 07/25/2008	15,000	15,006
5.360% due 02/27/2009	4,500	4,502

Bank of Ireland
5.360% due 12/19/2008	2,000	2,002
5.400% due 12/18/2009	43,450	43,493

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	10,750	10,772
5.590% due 01/31/2011	13,500	13,530
5.660% due 01/30/2009	9,900	9,948

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	7,100	7,106
5.410% due 08/11/2009	9,000	8,996
5.410% due 10/09/2009	22,900	22,909
5.420% due 05/18/2009	13,200	13,215

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	9,004

CIT Group, Inc.
5.420% due 12/19/2007	17,500	17,515
5.510% due 08/15/2008	1,400	1,403
5.510% due 01/30/2009	28,400	28,449

Citigroup, Inc.
5.380% due 12/28/2009	19,000	19,002
5.388% due 12/26/2008	2,900	2,902
5.450% due 05/18/2011	8,900	8,915
5.510% due 05/18/2010	12,800	12,842

Colvis Finance
8.000% due 02/02/2009	7,155	7,343

Commonwealth Bank of Australia
5.360% due 06/08/2009	1,600	1,601

DnB NORBank ASA
5.430% due 10/13/2009	1,500	1,501

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Export-Import Bank of Korea
4.125% due 02/10/2009	$2,900	$2,849
4.250% due 11/27/2007	29,617	29,392
4.250% due 11/06/2008	1,404	1,383
4.500% due 08/12/2009	5,100	5,028

Fortis Bank NY
5.390% due 09/28/2009	16,400	16,419

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	600	616

General Electric Capital Corp.
5.370% due 03/12/2010	8,900	8,898
5.390% due 10/26/2009	2,600	2,600
5.430% due 08/15/2011	2,800	2,799
5.475% due 12/15/2009	13,400	13,436

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	3,000	3,000
5.440% due 12/22/2008	21,600	21,634
5.440% due 06/23/2009	9,000	9,004
5.450% due 11/10/2008	11,700	11,717
5.460% due 07/29/2008	18,900	18,929
5.548% due 03/02/2010	14,500	14,556

HBOS Treasury Services PLC
5.320% due 07/17/2008	1,500	1,501
5.400% due 07/17/2009	15,300	15,325
5.400% due 12/08/2010	20,100	20,119

HSBC Bank USA N.A.
5.485% due 12/14/2009	1,750	1,756

HSBC Finance Corp.
5.360% due 05/21/2008	1,700	1,701
5.420% due 10/21/2009	2,400	2,401
5.435% due 03/12/2010	1,300	1,301
5.485% due 09/15/2008	14,400	14,432
5.488% due 12/05/2008	1,500	1,504
5.640% due 11/16/2009	8,700	8,750
6.538% due 11/13/2007	5,800	5,827

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	500	502

ICICI Bank Ltd.
5.900% due 01/12/2010	6,300	6,312
7.550% due 08/15/2007	5,381	5,437

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	4,700	4,768

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,857

International Lease Finance Corp.
5.580% due 05/24/2010	9,000	9,045
5.700% due 04/20/2009	3,900	3,918
5.760% due 01/15/2010	5,000	5,037

John Deere Capital Corp.
5.410% due 04/15/2008	12,010	12,019
5.410% due 07/15/2008	9,000	9,007

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,500	1,500
5.426% due 06/25/2010	19,700	19,701
5.539% due 10/02/2009	8,100	8,137

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	1,700	1,700
5.400% due 12/23/2008	1,425	1,425
5.450% due 10/22/2008	7,900	7,911
5.450% due 01/23/2009	9,000	9,008
5.460% due 08/21/2009	22,000	22,014
5.560% due 12/23/2010	5,900	5,915

Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007	23,221	23,255

MBNA Europe Funding PLC
5.430% due 09/07/2007	3,300	3,302

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	$1,600	$1,600
5.400% due 10/23/2008	3,500	3,501
5.450% due 06/16/2008	3,000	3,005
5.450% due 01/30/2009	9,500	9,511
5.450% due 08/14/2009	11,700	11,706

Morgan Stanley
5.360% due 11/21/2008	1,400	1,400
5.450% due 01/15/2010	8,800	8,803
5.470% due 02/09/2009	10,400	10,414
5.600% due 01/22/2009	8,900	8,907

National Australia Bank Ltd.
5.360% due 10/01/2008	1,500	1,501
5.380% due 09/11/2009	23,400	23,430

Pemex Finance Ltd.
9.690% due 08/15/2009	6,319	6,666

Petroleum Export Ltd.
4.633% due 06/15/2010	997	987
5.265% due 06/15/2011	10,576	10,399

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	8,500	8,507
5.410% due 07/21/2008	1,900	1,902

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	1,500	1,501
5.408% due 11/20/2009	9,000	9,010
5.410% due 09/19/2008	1,800	1,803
5.420% due 02/06/2009	15,000	15,027

Sistema Finance S.A.
10.250% due 04/14/2008	5,850	6,109

SLM Corp.
5.500% due 07/27/2009	31,700	31,723
5.560% due 01/26/2009	4,300	4,312

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	16,085	16,095

Universal City Florida Holding Co. I
10.110% due 05/01/2010	6,500	6,736

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	27,600	27,644
6.100% due 09/21/2007	49,600	49,678
8.260% due 07/30/2007	3,000	3,032

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	2,300	2,299
5.360% due 02/23/2009	4,250	4,248
5.418% due 12/02/2010	9,000	9,006
5.420% due 05/25/2010	9,000	9,025

Wachovia Corp.
5.410% due 10/28/2008	6,000	6,007
5.410% due 12/01/2009	19,500	19,526
5.475% due 03/15/2011	9,000	9,019
5.490% due 10/15/2011	22,800	22,821

Wells Fargo & Co.
5.410% due 03/23/2010	26,400	26,422
5.450% due 01/24/2012	3,700	3,702
5.455% due 09/15/2009	3,700	3,709

Westpac Banking Corp.
5.280% due 06/06/2008	3,500	3,500

World Savings Bank FSB
5.400% due 06/20/2008	1,600	1,601
5.400% due 05/08/2009	500	500
5.473% due 03/02/2009	5,650	5,668

		1,144,371

INDUSTRIALS 14.9%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	22,900	22,964

Cablevision Systems Corp.
9.870% due 04/01/2009	5,000	5,325

20	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cisco Systems, Inc.
5.440% due 02/20/2009	$2,700	$2,705

Comcast Corp.
5.660% due 07/14/2009	9,000	9,018

Cox Communications, Inc.
5.905% due 12/14/2007	9,000	9,029

CSC Holdings, Inc.
7.875% due 12/15/2007	4,100	4,156

CSN Iron S.A.
9.125% due 06/01/2007	4,200	4,242

CSN Islands VII Corp.
10.750% due 09/12/2008	11,155	12,131

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	2,100	2,105
5.770% due 03/13/2009	8,500	8,531
5.810% due 08/03/2009	9,300	9,344
5.820% due 09/10/2007	1,350	1,352

Dex Media East LLC
9.875% due 11/15/2009	1,804	1,890

EchoStar DBS Corp.
5.750% due 10/01/2008	9,350	9,385

FedEx Corp.
5.440% due 08/08/2007	5,900	5,905

General Mills, Inc.
5.490% due 01/22/2010	3,700	3,705

Hewlett-Packard Co.
5.485% due 05/22/2009	1,700	1,702

Hilton Hotels Corp.
7.950% due 04/15/2007	2,000	2,000

HJ Heinz Co.
6.428% due 12/01/2008	4,300	4,376

Home Depot, Inc.
5.475% due 12/16/2009	1,800	1,803

JC Penney Corp., Inc.
7.600% due 04/01/2007	2,108	2,108

Mandalay Resort Group
10.250% due 08/01/2007	7,400	7,530

MGM Mirage
9.750% due 06/01/2007	15,350	15,504

Mirage Resorts, Inc.
6.750% due 08/01/2007	2,300	2,314
6.750% due 02/01/2008	1,350	1,364

MMK Finance S.A.
8.000% due 10/21/2008	4,000	4,105

Oracle Corp.
5.590% due 01/13/2009	9,000	9,014

Pemex Project Funding Master Trust
6.125% due 08/15/2008	7,000	7,066
7.160% due 10/15/2009	15,888	16,436
8.500% due 02/15/2008	19,120	19,593
8.850% due 09/15/2007	15,976	16,232
9.375% due 12/02/2008	300	319

Qwest Communications International, Inc.
8.860% due 02/15/2009	5,900	5,988

Reynolds American, Inc.
6.500% due 06/01/2007	1,600	1,603

Roseton
7.270% due 11/08/2010	1,400	1,432

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	5,000	5,048

Safeway, Inc.
5.698% due 03/27/2009	2,000	2,004

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	$45,075	$45,386
10.500% due 10/21/2009	128,300	144,177

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	3,800	4,138

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	18,420	19,035

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	5,600	5,605

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,300	3,303

Time Warner, Inc.
5.590% due 11/13/2009	8,000	8,018

Transocean, Inc.
5.548% due 09/05/2008	9,000	9,013

United Technologies Corp.
5.430% due 06/01/2009	1,700	1,703

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	3,800	3,799

Walt Disney Co.
5.440% due 09/10/2009	19,000	19,038

Xerox Corp.
6.100% due 12/18/2009	3,600	3,642

		506,185

UTILITIES 5.1%
America Movil S.A. de C.V.
5.448% due 06/27/2008	20,400	20,424
5.985% due 04/27/2007	10,600	10,627

AT&T, Inc.
4.214% due 06/05/2007	8,900	8,923
5.450% due 05/15/2008	6,200	6,206
5.460% due 02/05/2010	4,700	4,707
5.570% due 11/14/2008	4,600	4,616

BellSouth Corp.
5.460% due 08/15/2008	15,300	15,314

CMS Energy Corp.
7.500% due 01/15/2009	900	928
8.900% due 07/15/2008	1,400	1,460
9.875% due 10/15/2007	1,500	1,539

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	3,300	3,308
8.000% due 06/15/2010	500	542

Dominion Resources, Inc.
5.540% due 11/14/2008	1,600	1,602
5.650% due 09/28/2007	4,800	4,802

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	2,898	3,173

Entergy Gulf States, Inc.
6.090% due 12/08/2008	6,300	6,319

Florida Power Corp.
5.760% due 11/14/2008	8,400	8,403

Korea Electric Power Corp.
4.250% due 09/12/2007	11,000	10,938
6.100% due 12/20/2007	1,200	1,206

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	10,200	10,530

Qwest Corp.
5.625% due 11/15/2008	2,900	2,915

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	6,575	6,465

Rogers Wireless, Inc.
8.480% due 12/15/2010	5,000	5,112

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Romanian Thermal Power Plants
9.120% due 12/23/2007	$5,514	$5,626

Telefonica Emisones SAU
5.650% due 06/19/2009	5,000	5,020

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	7,347	7,293

TXU Electric Delivery Co.
5.725% due 09/16/2008	500	500

TXU Energy Co. LLC
5.850% due 09/16/2008	500	500

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	700	747

Vodafone Group PLC
5.410% due 06/29/2007	13,500	13,502

		173,247

Total Corporate Bonds & Notes (Cost $1,819,747)		1,823,803

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
4.800% due 11/01/2035	831	828
5.380% due 12/25/2036	1,424	1,423
6.133% due 06/01/2043 - 09/01/2044	5,956	6,039

Federal Home Loan Bank
5.500% due 03/02/2009	4,100	4,100

Freddie Mac
4.500% due 04/15/2019	436	434
4.503% due 08/01/2035	145	143
5.000% due 08/15/2016	4,864	4,834
5.580% due 08/25/2031	605	608
5.600% due 09/25/2031	609	609
5.670% due 12/15/2030	1,287	1,292
6.133% due 02/25/2045	4,736	4,758

Total U.S. Government Agencies (Cost $24,996)		25,068

MORTGAGE-BACKED SECURITIES 3.8%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	744	744

Arkle Master Issuer PLC
5.300% due 11/19/2007	1,900	1,901

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,885	1,885

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	1,291	1,292

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	1,500	1,515

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	1,783	1,784

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	1,004	1,005

Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017	1,432	1,433
6.455% due 05/15/2032	1,639	1,658

Countrywide Alternative Loan Trust
5.390% due 10/25/2046	3,849	3,852
5.500% due 01/25/2046	2,400	2,385
5.500% due 02/20/2047	2,869	2,865
5.983% due 02/25/2036	1,004	1,007

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	1,429	1,430
5.400% due 02/25/2037	1,410	1,411
5.400% due 03/25/2037	1,461	1,463

See Accompanying Notes	Annual Report	March 31, 2007	21

Schedule of Investments  Developing Local Markets Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	$2,663	$2,665
5.400% due 01/25/2047	1,493	1,494
5.590% due 11/25/2045	563	564

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	747	747

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,581	1,583
5.450% due 04/19/2038	1,472	1,470
5.510% due 01/19/2038	4,489	4,496
5.560% due 03/19/2037	4,697	4,708

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	1,421	1,422

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,567	1,568

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	3,727	3,730

Merrill Lynch Floating Trust
5.390% due 06/15/2022	1,601	1,602

Morgan Stanley Capital I
5.380% due 10/15/2020	3,247	3,247

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	1,681	1,681
5.620% due 08/25/2035	1,322	1,325

Sequoia Mortgage Trust
4.082% due 04/20/2035	973	960

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	4,729	4,732
5.450% due 03/25/2037	1,509	1,507
5.510% due 06/25/2036	1,174	1,176
5.540% due 05/25/2036	4,063	4,070

Structured Asset Securities Corp.
5.331% due 10/25/2035	1,483	1,478

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,029	1,030
5.430% due 01/25/2037	1,470	1,472

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,722	2,722
5.440% due 04/25/2036	1,500	1,498
5.440% due 08/25/2036	13,128	13,116

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	22,308	22,322

Washington Mutual, Inc.
5.610% due 08/25/2045	436	436
5.663% due 01/25/2047	1,504	1,505
5.743% due 12/25/2046	1,593	1,597
5.892% due 09/25/2046	4,797	4,797
5.892% due 10/25/2046	2,343	2,343
5.983% due 02/25/2046	2,042	2,047
6.183% due 11/25/2042	1,194	1,200

Total Mortgage-Backed Securities (Cost $129,902)		129,940

ASSET-BACKED SECURITIES 13.0%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,426	1,427
5.480% due 09/25/2035	1,500	1,501

ACE Securities Corp.
5.370% due 08/25/2036	2,785	2,786
5.370% due 12/25/2036	1,324	1,325
5.390% due 12/25/2035	1,354	1,355
5.400% due 10/25/2036	3,068	3,070
5.430% due 10/25/2035	581	581

American Express Credit Account Master Trust
5.320% due 01/18/2011	1,350	1,349

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.430% due 11/16/2009	$1,400	$1,401
5.430% due 09/15/2010	1,600	1,603

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	68	68

Argent Securities, Inc.
5.360% due 06/25/2036	568	568
5.370% due 09/25/2036	3,002	3,003
5.370% due 10/25/2036	6,127	6,131
5.390% due 04/25/2036	459	460
5.400% due 03/25/2036	2,279	2,281

Asset-Backed Funding Certificates
5.360% due 09/25/2036	4,423	4,426
5.380% due 10/25/2036	2,646	2,648
5.380% due 11/25/2036	1,113	1,114
5.380% due 01/25/2037	1,178	1,179
5.670% due 06/25/2034	7,932	7,954

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,044	1,045
5.370% due 12/25/2036	1,437	1,437

Bank One Issuance Trust
5.430% due 02/15/2011	700	702

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,282	1,282
5.400% due 12/25/2035	531	532
5.400% due 10/25/2036	1,430	1,430
5.410% due 04/25/2036	938	939
5.520% due 09/25/2034	951	952

Capital One Auto Finance Trust
5.340% due 12/14/2007	531	531

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	1,000	1,001
5.370% due 01/25/2037	1,291	1,292
5.640% due 10/25/2035	1,400	1,403

Chase Credit Card Master Trust
5.420% due 10/15/2009	1,700	1,701
5.430% due 10/15/2010	1,600	1,603
5.430% due 02/15/2011	1,500	1,504
5.440% due 02/15/2010	2,425	2,428

Chase Issuance Trust
5.330% due 12/15/2010	1,700	1,702
5.340% due 02/15/2012	1,155	1,157

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,400	1,402

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	3,812	3,814
5.360% due 12/25/2036	1,377	1,378
5.370% due 11/25/2036	1,304	1,305
5.390% due 01/25/2037	1,427	1,427

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	9,203	9,203
5.370% due 01/25/2037	2,772	2,774
5.370% due 03/25/2037	4,598	4,601
5.370% due 05/25/2037	5,707	5,722
5.370% due 07/25/2037	1,473	1,474
5.370% due 08/25/2037	2,385	2,385
5.370% due 12/25/2046	3,784	3,786
5.370% due 03/25/2047	5,165	5,190
5.380% due 03/25/2037	4,300	4,302
5.380% due 09/25/2046	1,017	1,017
5.390% due 06/25/2036	1,260	1,261
5.390% due 07/25/2036	943	943
5.390% due 06/25/2037	1,317	1,317
5.400% due 06/25/2037	1,439	1,440
5.420% due 09/25/2037	1,350	1,350
5.430% due 10/25/2046	6,704	6,706
5.450% due 07/25/2036	955	956
5.480% due 02/25/2036	1,575	1,576
5.510% due 01/25/2036	445	445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	$1,233	$1,234
5.410% due 12/25/2037	1,330	1,330

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	2,700	2,702
5.329% due 12/08/2007	677	677

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	983	984
5.360% due 01/25/2038	1,327	1,328
5.370% due 11/25/2036	10,303	10,308
5.370% due 12/25/2036	1,062	1,063
5.390% due 01/25/2036	838	838
5.390% due 12/25/2037	1,410	1,410
5.410% due 01/25/2036	1,937	1,938
5.460% due 05/25/2035	382	382

Fremont Home Loan Trust
5.370% due 10/25/2036	1,246	1,246
5.380% due 01/25/2037	1,426	1,425
5.390% due 02/25/2037	5,696	5,700
5.490% due 01/25/2036	1,505	1,507

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	2,171	2,172

GS Mortgage Securities Corp.
5.430% due 06/25/2035	1,342	1,342

GSAMP Trust
5.390% due 09/25/2036	3,435	3,437
5.390% due 10/25/2036	1,314	1,315
5.390% due 12/25/2036	1,351	1,352
5.410% due 11/25/2035	946	947
5.430% due 11/25/2035	192	192

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,106	1,107

Home Equity Asset Trust
5.380% due 05/25/2037	1,465	1,465
5.410% due 10/25/2035	54	54
5.430% due 02/25/2036	755	756

Home Equity Mortgage Trust
5.410% due 05/25/2036	420	420
5.430% due 02/25/2036	317	317

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	1,328	1,328
5.342% due 11/15/2007	918	918

HSBC Asset Loan Obligation
5.380% due 12/25/2036	1,475	1,474

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	1,496	1,495
5.370% due 12/25/2036	4,884	4,886
5.400% due 12/25/2035	1,344	1,345

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	753	754

Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	1,094	1,095
5.370% due 11/25/2036	2,607	2,609
5.380% due 04/25/2037	1,241	1,241
5.410% due 03/25/2036	3,033	3,036

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	2,544	2,546

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,320	1,320
5.370% due 08/25/2036	5,550	5,554
5.370% due 10/25/2036	1,494	1,493
5.390% due 03/25/2036	1,475	1,476
5.390% due 11/25/2036	1,334	1,334
5.400% due 08/25/2036	2,942	2,943
5.430% due 08/25/2036	5,200	5,201
5.530% due 06/25/2035	1,275	1,278

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman XS Trust
5.390% due 05/25/2046	$852	$853
5.400% due 04/25/2046	4,266	4,268
5.400% due 08/25/2046	5,829	5,833
5.400% due 11/25/2046	6,219	6,222
5.410% due 05/25/2046	4,404	4,405
5.440% due 11/25/2036	4,111	4,117

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	768	768
5.360% due 07/25/2036	1,726	1,726
5.360% due 11/25/2036	1,273	1,274
5.380% due 04/25/2036	1,659	1,660
5.380% due 10/25/2036	2,204	2,205
5.390% due 03/25/2036	2,567	2,569
5.400% due 02/25/2036	1,585	1,586
5.410% due 01/25/2036	1,594	1,595
5.520% due 11/25/2034	73	73
5.600% due 10/25/2034	5,906	5,916

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	1,130	1,131
5.370% due 03/25/2036	1,552	1,553
5.370% due 01/25/2037	1,474	1,474
5.380% due 10/25/2036	1,204	1,205
5.380% due 11/25/2036	1,450	1,451
5.400% due 01/25/2036	3,379	3,382
5.470% due 11/25/2035	2,320	2,322

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	3,300	3,306

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	760	760
5.370% due 05/25/2037	4,462	4,465
5.380% due 10/25/2037	1,548	1,549
5.390% due 08/25/2036	4,423	4,423
5.390% due 02/25/2037	1,357	1,358
5.390% due 07/25/2037	4,070	4,072
5.400% due 09/25/2037	6,449	6,453

Morgan Stanley ABS Capital I
5.360% due 06/25/2036	926	926
5.360% due 10/25/2036	1,515	1,516
5.360% due 01/25/2037	1,458	1,459
5.370% due 09/25/2036	2,888	2,890
5.370% due 10/25/2036	1,352	1,353
5.370% due 11/25/2036	2,683	2,684
5.380% due 03/25/2036	2,004	2,005
5.400% due 12/25/2035	319	319

Morgan Stanley Capital I
5.390% due 02/25/2036	3,691	3,694
5.440% due 02/25/2036	1,400	1,401

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	1,325	1,326

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,463	1,464

Nelnet Student Loan Trust
5.146% due 09/25/2012	1,489	1,488

New Century Home Equity Loan Trust
5.390% due 08/25/2036	3,302	3,304
5.440% due 10/25/2035	93	93
5.500% due 05/25/2036	1,400	1,400

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	761	762

Nissan Auto Lease Trust
5.347% due 12/14/2007	752	752

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	416	416

Option One Mortgage Loan Trust
5.370% due 07/25/2036	929	930
5.370% due 01/25/2037	1,403	1,404
5.420% due 11/25/2035	234	234

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Park Place Securities, Inc.
5.480% due 09/25/2035	$9	$9

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,297	1,297
5.390% due 02/25/2037	1,382	1,382
5.400% due 02/25/2036	1,560	1,561
5.400% due 10/25/2036	4,472	4,475
5.420% due 08/25/2046	1,019	1,019
5.430% due 05/25/2025	96	96

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,492	2,494
5.360% due 08/25/2036	3,345	3,347
5.380% due 04/25/2036	2,625	2,627
5.380% due 01/25/2037	1,467	1,467
5.390% due 02/25/2036	1,427	1,428
5.390% due 07/25/2036	4,827	4,828
5.390% due 11/25/2036	4,284	4,286
5.400% due 01/25/2036	1,530	1,531
5.400% due 10/25/2036	3,611	3,613
5.430% due 10/25/2035	136	137
5.430% due 04/25/2037	1,300	1,300

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	493	493

SACO I, Inc.
5.400% due 04/25/2036	211	211

Saxon Asset Securities Trust
5.380% due 11/25/2036	6,572	6,575

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	1,458	1,459
5.370% due 09/25/2036	1,408	1,408
5.380% due 03/25/2036	1,072	1,073
5.380% due 12/25/2036	1,727	1,727
5.400% due 11/25/2036	1,298	1,299

SG Mortgage Securities Trust
5.420% due 10/25/2035	63	63

SLC Student Loan Trust
5.325% due 12/15/2010	153	153

SLM Student Loan Trust
3.800% due 12/15/2038	750	732
5.316% due 10/27/2014	1,300	1,301
5.326% due 04/25/2014	1,500	1,501
5.330% due 10/25/2012	4,717	4,719
5.330% due 07/25/2013	1,599	1,600
5.340% due 04/25/2012	2,673	2,675
5.350% due 10/25/2018	1,377	1,377

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	5,368	5,371
5.380% due 11/25/2036	3,233	3,230
5.380% due 12/25/2036	1,099	1,099
5.390% due 05/25/2036	1,138	1,139
5.400% due 01/25/2037	1,377	1,378
5.420% due 10/25/2036	1,165	1,166
5.430% due 11/25/2035	155	155
5.550% due 06/25/2035	1,122	1,123

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,143	1,144
5.365% due 11/25/2037	1,420	1,421
5.380% due 02/25/2037	670	671

Structured Asset Investment Loan Trust
5.370% due 07/25/2036	962	962
5.410% due 07/25/2035	41	41

Structured Asset Securities Corp.
4.900% due 04/25/2035	756	732
5.370% due 10/25/2036	5,441	5,444
5.400% due 11/25/2035	1,053	1,054
5.400% due 01/25/2037	1,211	1,212

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007	796	797

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Auto Owner Trust
5.358% due 11/09/2007		$388	$389

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		1,345	1,346
5.380% due 10/25/2036		1,336	1,337

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,389	1,390
5.420% due 03/25/2037		1,300	1,300

Total Asset-Backed Securities (Cost $441,650)			441,877

SOVEREIGN ISSUES 15.9%
Banco Nacional de Desenvolvimento Economico e Social
5.667% due 06/16/2008		26,125	25,903

Banque Centrale de Tunisie
7.500% due 09/19/2007		12,650	12,809

Chile Government International Bond
5.625% due 07/23/2007		405	406
5.760% due 01/28/2008		14,100	14,132

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007		6,250	6,333

Guatemala Government Bond
8.500% due 08/03/2007		4,450	4,502

Korea Development Bank
3.875% due 03/02/2009		7,470	7,300
4.250% due 11/13/2007		11,100	11,023
4.750% due 07/20/2009		26,500	26,278
5.480% due 10/31/2008		28,500	28,478
5.490% due 04/03/2010 (a)		38,100	38,121
5.760% due 10/20/2009		39,613	39,901

Mexico Government International Bond
4.625% due 10/08/2008		1,500	1,485
6.060% due 01/13/2009		167,500	169,133

Panama Government International Bond
8.250% due 04/22/2008		7,283	7,494

Russia Government International Bond
8.250% due 03/31/2010		38,423	40,329
10.000% due 06/26/2007		63,335	64,082

Ukraine Government International Bond
8.775% due 08/05/2009		35,025	37,393

Venezuela Government International Bond
6.250% due 12/18/2007		738	740
9.125% due 06/18/2007		3,000	3,030

Total Sovereign Issues (Cost $537,452)			538,872

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%
America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	42,900	3,943

Aries Vermoegensverwaltungs GmbH
6.919% due 10/25/2007	EUR	9,500	12,951

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	22,360	10,018

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		11,250	7,830
10.000% due 01/01/2012		10,000	4,550

Colombia Government International Bond
12.000% due 10/22/2015	COP	13,500,000	6,926

Poland Government International Bond
5.750% due 03/24/2010	PLN	7,995	2,837

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
South Africa Government International Bond
7.500% due 01/15/2014	ZAR	13,905	$1,881

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	224,500	22,242

Total Foreign Currency-Denominated Issues (Cost $70,238)			73,178

SHORT-TERM INSTRUMENTS 12.4%

CERTIFICATES OF DEPOSIT 3.5%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$3,100	3,101

BNP Paribas
5.262% due 07/03/2008		6,900	6,897
5.262% due 05/28/2008		4,500	4,502
5.270% due 09/23/2008		4,300	4,298

Calyon Financial, Inc.
5.340% due 01/16/2009		7,500	7,500

Dexia S.A.
5.270% due 09/29/2008		4,100	4,101

Fortis Bank NY
5.265% due 04/28/2008		1,800	1,802
5.265% due 06/30/2008		6,300	6,302
5.300% due 09/30/2008		4,100	4,099

HSBC Bank USA N.A.
5.410% due 07/28/2008		1,400	1,402

Nordea Bank Finland PLC
5.262% due 03/31/2008		1,800	1,800
5.308% due 05/28/2008		4,500	4,503

Royal Bank of Canada
5.267% due 06/30/2008		14,200	14,215

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	$9,400	$9,400
5.265% due 03/26/2008	8,700	8,699

Skandinav Enskilda BK
5.270% due 08/21/2008	1,800	1,800
5.272% due 08/21/2008	3,200	3,200
5.340% due 08/21/2008	1,500	1,500
5.350% due 02/13/2009	4,600	4,603

Skandinaviska Enskilda Banken AB
5.330% due 02/04/2008	1,800	1,801

Societe Generale NY
5.258% due 06/11/2007	1,300	1,300
5.258% due 06/20/2007	1,400	1,400
5.270% due 03/25/2008	8,700	8,700
5.271% due 06/30/2008	2,800	2,801

Unicredito Italiano NY
5.358% due 05/06/2008	4,800	4,801
5.360% due 05/29/2008	4,400	4,402

		118,929

COMMERCIAL PAPER 8.4%
Bank of Ireland
5.240% due 06/14/2007	75,100	74,794

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	4,100	4,050

General Electric Capital Corp.
5.200% due 10/26/2007	32,600	32,027

Rabobank USA Financial Corp.
5.390% due 06/06/2007	15,300	15,300

Societe Generale NY
5.210% due 08/22/2007	48,400	47,907

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Time Warner, Inc.
5.360% due 04/12/2007		$1,700	$1,698

UBS Finance Delaware LLC
5.185% due 08/01/2007		55,100	55,100
5.225% due 08/01/2007		43,000	42,606

Viacom, Inc.
5.620% due 05/29/2007		13,400	13,400

			286,882

REPURCHASE AGREEMENTS 0.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007		3,000	3,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $3,065. Repurchase proceeds are $3,001.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007		6,553	6,553

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $6,685. Repurchase proceeds are $6,556.)

EGYPT TREASURY BILLS 0.2%
9.690% due 02/05/2008	EGP	40,000	6,537

Total Short-Term Instruments (Cost $421,871)			421,901

Total Investments (b) 102.1% (Cost $3,460,785)			$3,469,571

Other Assets and Liabilities (Net) (2.1%)			(71,261)

Net Assets 100.0%			$3,398,310

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $25,468 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%	06/20/2007	$49,600	$23

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.120%	01/04/2010	BRL	17,000	$380
Barclays Bank PLC	BRL-CDI-Compounded	Pay	14.190%	01/04/2010		34,000	782
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		31,000	824
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		25,000	846
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009		7,300	182
Morgan Stanley	BRL-CDI-Compounded	Pay	16.120%	07/02/2007		12,900	134
Morgan Stanley	BRL-CDI-Compounded	Pay	14.630%	01/02/2009		50,100	1,001
Citibank N.A.	6-Month CZK-LIBOR	Pay	3.340%	01/10/2012	CZK	47,690	(13)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	4,683,000	74
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		4,666,667	70
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	17,100	89
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	10.160%	06/02/2016		80,000	1,078
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		17,100	88

24	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	115,000	$588
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		1,000	1
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		30,000	139
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		200,000	1,160
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		90,000	212
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		80,700	112
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	10.280%	06/07/2016		57,000	832
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		7,000	81

							$8,660

(d)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	3,659	04/2007	$0	$(8)	$(8)
Buy		316,113	05/2007	9,506	0	9,506
Sell		148,020	05/2007	0	(776)	(776)
Buy		8,011	06/2007	273	0	273
Sell		7,978	06/2007	0	(208)	(208)
Buy		14,770	10/2007	0	(9)	(9)
Buy		115,490	03/2008	0	(47)	(47)
Buy	CLP	16,756,280	05/2007	0	(788)	(788)
Sell		8,150,000	05/2007	0	(103)	(103)
Buy		12,387,460	06/2007	0	(510)	(510)
Buy		42,318,362	11/2007	698	0	698
Sell		473,280	11/2007	0	(8)	(8)
Buy	CNY	77,887	05/2007	137	0	137
Sell		31,701	05/2007	16	0	16
Buy		683,513	07/2007	1,496	0	1,496
Sell		262,365	07/2007	41	(116)	(75)
Buy		100,337	09/2007	295	0	295
Sell		22,893	09/2007	0	(48)	(48)
Buy		762	11/2007	2	0	2
Sell		37,640	11/2007	0	(48)	(48)
Buy		12,803	12/2007	5	0	5
Sell		24,402	12/2007	0	(18)	(18)
Buy		94,744	01/2008	6	(2)	4
Sell		1,440	01/2008	0	0	0
Buy		191,516	03/2009	293	0	293
Buy	COP	70,741,310	04/2007	1,694	0	1,694
Sell		70,741,310	04/2007	398	(71)	327
Buy		60,940,000	06/2007	1,286	0	1,286
Sell		868,680	06/2007	0	(13)	(13)
Buy		73,226,185	03/2008	0	(448)	(448)
Buy	CZK	4,012,004	04/2007	12,070	0	12,070
Sell		4,012,004	04/2007	277	(397)	(120)
Buy		2,793,011	05/2007	0	(1,231)	(1,231)
Sell		2,793,011	05/2007	0	(394)	(394)
Buy		50,371	07/2007	20	0	20
Sell		42,886	07/2007	0	(70)	(70)
Buy		2,357,277	09/2007	249	0	249
Buy		3,433,410	03/2008	121	(87)	34
Buy	EUR	4,794	04/2007	3	0	3
Buy	GBP	140	04/2007	2	0	2
Buy	HKD	721,936	05/2007	0	(50)	(50)
Sell		32,771	05/2007	1	0	1
Buy	IDR	361,700,000	04/2007	964	(10)	954
Sell		361,700,000	04/2007	88	0	88
Buy		36,920,000	05/2007	30	0	30
Sell		36,840,000	05/2007	0	(22)	(22)
Buy		542,453,125	07/2007	70	(187)	(117)
Sell		5,627,250	07/2007	0	(2)	(2)
Buy		359,098,800	08/2007	0	(316)	(316)
Buy	ILS	113,575	04/2007	732	0	732
Sell		113,575	04/2007	0	(167)	(167)
Buy		385,461	12/2007	1,206	0	1,206
Buy	INR	3,052,404	04/2007	2,350	0	2,350
Sell		3,052,404	04/2007	0	(103)	(103)
Buy		2,297,281	05/2007	1,549	0	1,549
Sell		28,111	05/2007	0	(12)	(12)
Buy		1,275,671	10/2007	0	(238)	(238)
Buy	JPY	2,167,747	05/2007	496	0	496

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	JPY	1,292,118	05/2007	$37	$0	$37
Buy	KRW	35,744,840	04/2007	43	(494)	(451)
Sell		24,996,620	04/2007	91	(22)	69
Buy		109,587,743	05/2007	0	(282)	(282)
Buy		15,888,473	09/2007	54	0	54
Buy	KZT	37,890	05/2007	7	0	7
Buy		1,180,855	07/2007	0	(46)	(46)
Buy	MXN	2,711,768	04/2007	1,018	(576)	442
Sell		2,711,768	04/2007	137	(386)	(249)
Buy		1,292,188	05/2007	12	(1,988)	(1,976)
Sell		64,885	05/2007	26	(24)	2
Buy		218,124	09/2007	78	0	78
Buy		2,240,094	03/2008	333	0	333
Buy	MYR	152,428	07/2007	839	0	839
Sell		2,117	07/2007	0	(5)	(5)
Buy		150,451	09/2007	300	(5)	295
Buy	PHP	2,394,574	08/2007	99	(184)	(85)
Buy	PLN	386,362	04/2007	4,821	(5)	4,816
Sell		386,362	04/2007	42	(1,190)	(1,148)
Buy		310,488	05/2007	5,230	0	5,230
Buy		465,602	06/2007	0	(2,037)	(2,037)
Sell		7,799	06/2007	0	(121)	(121)
Buy		165,409	09/2007	178	0	178
Buy		107,104	03/2008	178	0	178
Buy	RON	199,041	07/2007	651	0	651
Sell		978	07/2007	0	(17)	(17)
Buy	RUB	935,693	05/2007	837	0	837
Buy		1,301,516	08/2007	1,161	0	1,161
Sell		111,725	09/2007	0	(32)	(32)
Buy		34,828	11/2007	29	0	29
Buy		1,725,632	12/2007	1,248	0	1,248
Sell		314,388	12/2007	0	(225)	(225)
Buy		820,184	01/2008	360	0	360
Sell		31,311	01/2008	0	(24)	(24)
Buy	SGD	237,309	04/2007	1,953	0	1,953
Sell		186,234	04/2007	0	(186)	(186)
Buy		213,898	05/2007	1,578	0	1,578
Buy		118,511	08/2007	846	0	846
Buy		5,148	09/2007	34	0	34
Buy		163,828	10/2007	54	0	54
Buy	SKK	2,152,792	04/2007	12,248	0	12,248
Sell		2,152,792	04/2007	0	(783)	(783)
Buy		1,199,956	05/2007	6,237	0	6,237
Buy		27,794	07/2007	65	0	65
Sell		22,722	07/2007	0	(76)	(76)
Buy		2,099,472	03/2008	604	0	604
Buy	THB	636,538	04/2007	729	0	729
Buy		1,235,073	05/2007	1,507	0	1,507
Sell		9,436	05/2007	0	(20)	(20)
Buy	TRY	16,964	04/2007	874	(9)	865
Sell		16,964	04/2007	0	(505)	(505)
Buy		173,358	05/2007	9,162	0	9,162
Sell		10,777	05/2007	0	(610)	(610)
Buy		89,818	07/2007	5,825	0	5,825
Sell		1,792	07/2007	0	(59)	(59)
Sell		5,224	03/2008	13	0	13
Buy	TWD	829,830	04/2007	0	(216)	(216)
Sell		829,830	04/2007	5	(4)	1
Buy		1,232,239	05/2007	0	(180)	(180)
Buy		413,018	06/2007	0	(7)	(7)
Sell		14,697	07/2007	4	0	4
Buy	ZAR	775,192	05/2007	4,998	0	4,998
Sell		178,387	05/2007	163	(100)	63
Buy		575,526	06/2007	0	(1,498)	(1,498)
Sell		9,140	06/2007	0	(20)	(20)

				$101,082	$(18,443)	$82,639

26	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%
Amadeus Global Travel Distribution S.A.
8.070% due 04/08/2013	$2,500	$2,522
8.570% due 04/08/2014	2,500	2,533

Appleton Papers, Inc.
7.600% due 06/11/2010	121	121
7.610% due 06/11/2010	114	115

Biomet, Inc.
6.000% due 03/08/2008	2,500	2,490

Charter Communications Operating LLC
7.985% due 04/25/2013	3,500	3,499

CSC Holdings, Inc.
7.110% due 02/24/2013	1,880	1,889
7.120% due 03/29/2013	110	110

Ford Motor Co.
8.360% due 11/29/2013	998	1,002

General Motors Acceptance Corp.
7.725% due 11/17/2013	1,000	1,009

Georgia-Pacific Corp.
7.340% due 12/20/2012	7,238	7,284
7.364% due 12/20/2012	682	686

HCA, Inc.
7.614% due 11/14/2013	2,500	2,524

Hertz Corp.
5.350% due 12/21/2012	222	224
7.070% due 12/21/2012	1,169	1,178
7.090% due 12/21/2012	75	76

Ineos Group Holdings PLC
7.580% due 10/07/2013	1,485	1,508
8.080% due 10/07/2014	1,485	1,513

Kingdom of Morocco
7.350% due 01/05/2009	29	30

Lukoil Finance Ltd.
6.020% due 01/11/2009	5,000	4,974

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	1,990	1,994

Reynolds American, Inc.
7.104% due 05/11/2012	1,371	1,384
7.125% due 05/11/2012	1,048	1,058
7.125% due 05/31/2012	68	69

Shackleton Re Ltd.
12.875% due 08/01/2008	1,500	1,500
13.371% due 08/01/2008	500	507

Total Bank Loan Obligations (Cost $41,652)		41,799

CORPORATE BONDS & NOTES 39.8%

BANKING & FINANCE 8.2%
ABX Financing Co.
6.350% due 10/15/2036	2,100	2,082

AES Ironwood LLC
8.857% due 11/30/2025	1,605	1,814

AES Red Oak LLC
8.540% due 11/30/2019	2,642	2,886

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	251

American Honda Finance Corp.
4.500% due 05/26/2009	500	494

American International Group, Inc.
2.875% due 05/15/2008	1,000	975
5.350% due 06/23/2008	1,000	1,000

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	1,980	1,992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Banco Santander Chile
5.690% due 12/09/2009	$5,000	$5,051

Bank of America Corp.
3.875% due 01/15/2008	920	910

BankAmerica Instit-A
8.070% due 12/31/2026	500	521

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	2,623	2,993

Bear Stearns Cos., Inc.
4.500% due 10/28/2010	1,000	979

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	484

Bluewater Finance Ltd.
10.250% due 02/15/2012	2,050	2,147

C5 Capital SPV Ltd.
6.196% due 12/01/2049	200	200

C10 Capital SPV Ltd.
6.722% due 12/01/2049	2,000	1,976

Calabash Re II Ltd.
16.255% due 01/08/2010	1,000	1,044

Caterpillar Financial Services Corp.
4.500% due 06/15/2009	1,000	989

Citicorp
6.375% due 11/15/2008	400	408

Citigroup, Inc.
6.000% due 02/21/2012	650	675

Columbia University
6.875% due 12/15/2015	500	542

Commonwealth Bank of Australia
6.024% due 03/29/2049	3,400	3,430

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015	7,032	7,292

Export-Import Bank of China
4.875% due 07/21/2015	2,050	1,999
5.250% due 07/29/2014	6,625	6,609

Ferrellgas Escrow LLC
6.750% due 05/01/2014	2,000	1,970

First Empire Capital Trust II
8.277% due 06/01/2027	500	522

Ford Motor Credit Co.
7.250% due 10/25/2011	1,400	1,362
8.000% due 12/15/2016	11,770	11,344

Forest City Enterprises, Inc.
6.500% due 02/01/2017	1,000	977
7.625% due 06/01/2015	375	383

Foundation Re II Ltd.
12.110% due 11/26/2010	1,800	1,833

Frank Russell Co.
5.625% due 01/15/2009	500	505

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	1,400	1,437

General Electric Capital Corp.
5.450% due 01/15/2013	5,000	5,071
5.875% due 02/15/2012	500	517

General Motors Acceptance Corp.
8.000% due 11/01/2031	4,100	4,408

General RE Corp.
9.000% due 09/12/2009	500	542

Goldman Sachs Group, Inc.
4.750% due 07/15/2013	1,225	1,182
5.250% due 10/15/2013	2,400	2,380
5.690% due 07/23/2009	2,150	2,162
5.700% due 09/01/2012	165	168

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.125% due 02/15/2033	$45	$45
7.350% due 10/01/2009	500	527

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015	1,500	1,507

HBOS PLC
5.920% due 09/29/2049	5,000	4,907

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	460	485

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	2,900	3,103

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	383

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	4,496

HSBC Finance Corp.
4.125% due 12/15/2008	500	491
4.750% due 07/15/2013	120	116
6.400% due 06/17/2008	950	963

HSBC Holdings PLC
6.500% due 05/02/2036	5,800	6,151

ICICI Bank Ltd.
5.750% due 01/12/2012	2,100	2,105

Idearc, Inc.
8.000% due 11/15/2016	2,800	2,894

Industrial Bank of Korea
4.000% due 05/19/2014	30	29

Intergas Finance BV
6.875% due 11/04/2011	1,800	1,857

International Lease Finance Corp.
5.760% due 01/15/2010	3,000	3,022

J. Paul Getty Trust
5.875% due 10/01/2033	1,000	994

JPMorgan Chase & Co.
5.396% due 06/26/2009	500	500

Kazkommerts International BV
8.500% due 04/16/2013	350	370

KRATON Polymers LLC
8.125% due 01/15/2014	2,000	2,012

Lehman Brothers Holdings, Inc.
5.450% due 10/22/2008	2,000	2,003

M&I Capital Trust A
7.650% due 12/01/2026	500	517

MBNA Capital B
6.160% due 02/01/2027	3,000	3,000

MetLife, Inc.
5.375% due 12/15/2012	45	46

Mizuho JGB Investment LLC
9.870% due 12/31/2049	600	632

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049	3,450	3,564

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,456

Mystic Re Ltd.
11.660% due 12/05/2008	1,100	1,111
14.360% due 12/05/2008	850	856

National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014	750	727
7.250% due 03/01/2012	2,315	2,525

Nationwide Mutual Insurance Co.
8.250% due 12/01/2031	500	611

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	1,510	1,586

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pemex Finance Ltd.
8.020% due 05/15/2007	$46	$46
9.690% due 08/15/2009	665	702

Petroleum Export Ltd.
5.265% due 06/15/2011	7,566	7,440

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,859	3,811

Rabobank Capital Funding II
5.260% due 12/31/2049	860	838

Residential Capital Corp.
6.375% due 06/30/2010	750	750

Rotech Healthcare, Inc.
9.500% due 04/01/2012	1,775	1,766

Royal Bank of Scotland Group PLC
5.760% due 07/06/2012	1,500	1,501
9.118% due 03/31/2049	500	553

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	1,000	1,035
7.175% due 05/16/2013	2,350	2,488

Sally Holdings LLC
9.250% due 11/15/2014	1,000	1,032

Shackleton Re Ltd.
13.360% due 02/07/2008	500	508

Socgen Real Estate Co. LLC
7.640% due 12/29/2049	500	506

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	2,072

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	557

Targeted Return Index Securities Trust
7.548% due 05/01/2016	4,045	4,120

Tenneco, Inc.
8.625% due 11/15/2014	2,650	2,776
10.250% due 07/15/2013	2,700	2,956

TNB Capital L Ltd.
5.250% due 05/05/2015	570	562

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	995

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,524

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	270

Universal City Development Partners
11.750% due 04/01/2010	500	532

Universal City Florida Holding Co. I
8.375% due 05/01/2010	500	518

Ventas Realty LP
6.500% due 06/01/2016	400	412
6.750% due 04/01/2017	1,785	1,856
8.750% due 05/01/2009	500	532
9.000% due 05/01/2012	800	904

Vita Capital III Ltd.
6.466% due 01/01/2011	3,150	3,154

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007	10,100	10,116
8.260% due 07/30/2007	1,400	1,415

Wachovia Corp.
5.250% due 08/01/2014	500	495

Wells Fargo Capital X
5.950% due 12/15/2036	700	677

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,150

		203,666

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 24.0%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	$2,900	$2,951

AES El Salvador Trust
6.750% due 02/01/2016	11,800	11,857

Albertson’s, Inc.
7.750% due 06/15/2026	2,150	2,188

Allied Waste North America, Inc.
7.250% due 03/15/2015	3,500	3,587

American Greetings Corp.
7.375% due 06/01/2016	3,500	3,627

AmeriGas Partners LP
7.125% due 05/20/2016	3,200	3,224
7.250% due 05/20/2015	500	507

Anheuser-Busch Cos., Inc.
6.000% due 04/15/2011	500	515

Aramark Corp.
8.500% due 02/01/2015	4,470	4,671

Armor Holdings, Inc.
8.250% due 08/15/2013	325	343

ArvinMeritor, Inc.
8.125% due 09/15/2015	4,700	4,688

AstraZeneca PLC
5.400% due 06/01/2014	500	504

Atlantic Richfield Co.
8.530% due 02/27/2012	500	573

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	960

BHP Billiton Finance USA Ltd.
5.250% due 12/15/2015	7,300	7,233
6.750% due 11/01/2013	1,500	1,619

Boise Cascade LLC
8.235% due 10/15/2012	500	504

Bombardier, Inc.
8.000% due 11/15/2014	3,050	3,172

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	1,725	1,861

Bowater Canada Finance
7.950% due 11/15/2011	1,500	1,466

Boyd Gaming Corp.
7.125% due 02/01/2016	1,000	985

Brinker International, Inc.
5.750% due 06/01/2014	500	492

Buhrmann U.S., Inc.
7.875% due 03/01/2015	700	703
8.250% due 07/01/2014	1,850	1,878

C8 Capital SPV Ltd.
6.640% due 12/31/2049	500	496

Caesars Entertainment, Inc.
7.000% due 04/15/2013	500	532
7.500% due 09/01/2009	5,000	5,228
8.875% due 09/15/2008	335	350

CanWest Media, Inc.
8.000% due 09/15/2012	1,803	1,875

CBS Corp.
5.625% due 08/15/2012	3,500	3,514

CCO Holdings LLC
8.750% due 11/15/2013	5,150	5,356

CDRV Investors, Inc.
9.860% due 12/01/2011 (a)	725	721

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,070

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CenterPoint Energy Resources Corp.
7.750% due 02/15/2011	$1,500	$1,623

Chart Industries, Inc.
9.875% due 10/15/2015	1,300	1,365

Charter Communications Holdings II LLC
10.250% due 09/15/2010	1,000	1,060

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,250	2,278
6.875% due 01/15/2016	2,760	2,808

Coca-Cola Enterprises, Inc.
4.250% due 09/15/2010	500	487

CODELCO, Inc.
5.625% due 09/21/2035	2,000	1,916
6.150% due 10/24/2036	2,100	2,155

Colorado Interstate Gas Co.
6.800% due 11/15/2015	2,300	2,457

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	361

Comcast Cable Communications, Inc.
6.200% due 11/15/2008	100	102
6.875% due 06/15/2009	1,095	1,134
7.125% due 06/15/2013	2,130	2,311

Comcast Corp.
5.300% due 01/15/2014	2,000	1,976
5.500% due 03/15/2011	500	506
5.900% due 03/15/2016	2,900	2,955
6.500% due 01/15/2015	100	106
7.050% due 03/15/2033	200	215

Communications & Power Industries, Inc.
8.000% due 02/01/2012	500	521

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	550	576

ConocoPhillips Canada Funding Co.
5.300% due 04/15/2012	2,800	2,829

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	1,200	1,125

Corrections Corp. of America
7.500% due 05/01/2011	150	155

Cox Communications, Inc.
7.125% due 10/01/2012	725	783

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	425	439
7.750% due 11/15/2015	525	549

CSC Holdings, Inc.
7.625% due 04/01/2011	2,300	2,369
7.875% due 02/15/2018	275	284
8.125% due 08/15/2009	25	26

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	1,632	1,635

DaVita, Inc.
7.250% due 03/15/2015	3,400	3,455

Delhaize America, Inc.
8.050% due 04/15/2027	600	640
9.000% due 04/15/2031	4,000	4,826

Dex Media West LLC
9.875% due 08/15/2013	5,555	6,090

Digicel Group Ltd.
8.875% due 01/15/2015	800	778
9.125% due 01/15/2015	300	288

DirecTV Holdings LLC
8.375% due 03/15/2013	1,570	1,662

Dow Chemical Co.
5.750% due 12/15/2008	105	106
6.000% due 10/01/2012	250	258

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dresser-Rand Group, Inc.
7.375% due 11/01/2014	$100	$102

DRS Technologies, Inc.
7.625% due 02/01/2018	3,500	3,658

Dynegy Holdings, Inc.
8.375% due 05/01/2016	4,270	4,462

EchoStar DBS Corp.
7.125% due 02/01/2016	3,000	3,112

El Paso Corp.
7.750% due 06/15/2010	300	321
7.875% due 06/15/2012	620	677
8.050% due 10/15/2030	2,550	2,907

El Paso Natural Gas Co.
7.625% due 08/01/2010	200	210

El Paso Production Holding Co.
7.750% due 06/01/2013	10,425	10,946

Embraer Overseas Ltd.
6.375% due 01/24/2017	1,400	1,424

Enterprise Products Operating LP
4.000% due 10/15/2007	700	695
4.625% due 10/15/2009	1,100	1,086
4.950% due 06/01/2010	600	595

Ferrellgas Partners LP
8.750% due 06/15/2012	3,320	3,461

Fisher Communications, Inc.
8.625% due 09/15/2014	500	538

Ford Motor Co.
7.450% due 07/16/2031	1,625	1,265

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,077	2,251

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	500	503
10.125% due 12/15/2016	2,500	2,519

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	1,260	1,329

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,002

Gaz Capital for Gazprom
6.212% due 11/22/2016	6,300	6,319
8.625% due 04/28/2034	24,040	30,952

Gazprom International S.A.
7.201% due 02/01/2020	5,103	5,381

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,599	2,601

General Motors Corp.
8.250% due 07/15/2023	5,325	4,819

Georgia-Pacific Corp.
7.125% due 01/15/2017	1,150	1,159
8.000% due 01/15/2024	5,720	5,777
8.125% due 05/15/2011	800	844

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	925	999

Greif, Inc.
6.750% due 02/01/2017	5,300	5,366

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	600	648

Hanover Compressor Co.
8.625% due 12/15/2010	500	528

Hanover Equipment Trust
8.500% due 09/01/2008	443	447
8.750% due 09/01/2011	2,000	2,090

HCA, Inc.
6.750% due 07/15/2013	4,450	4,116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.190% due 11/15/2015	$1,700	$1,508
9.250% due 11/15/2016	5,000	5,406
9.625% due 11/15/2016 (a)	4,000	4,330

Hertz Corp.
8.875% due 01/01/2014	1,300	1,407

Hess Corp.
6.650% due 08/15/2011	810	854
7.300% due 08/15/2031	425	470

Hewlett-Packard Co.
6.500% due 07/01/2012	500	532

HJ Heinz Co.
6.428% due 12/01/2008	5,100	5,190

Horizon Lines LLC
9.000% due 11/01/2012	1,182	1,247

Hospira, Inc.
4.950% due 06/15/2009	500	495

Host Marriott LP
6.750% due 06/01/2016	900	911
7.000% due 08/15/2012	2,250	2,303

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	3,000	2,998

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,800	1,732

Ingles Markets, Inc.
8.875% due 12/01/2011	2,525	2,639

Intelsat Bermuda Ltd.
9.250% due 06/15/2016	5,400	6,008

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	1,000	1,048

Invensys PLC
9.875% due 03/15/2011	96	104

ISA Capital do Brasil S.A.
7.875% due 01/30/2012	900	922
8.800% due 01/30/2017	2,200	2,343

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	279	280

L-3 Communications Corp.
6.375% due 10/15/2015	1,500	1,494
7.625% due 06/15/2012	4,160	4,306

Lyondell Chemical Co.
8.000% due 09/15/2014	2,500	2,631

Mandalay Resort Group
9.375% due 02/15/2010	1,534	1,661
9.500% due 08/01/2008	750	787
10.250% due 08/01/2007	100	102

Marathon Oil Corp.
6.000% due 07/01/2012	500	518

MGM Mirage
8.375% due 02/01/2011	3,225	3,410
9.750% due 06/01/2007	230	232

Miller Brewing Co.
5.500% due 08/15/2013	1,000	1,001

Mirage Resorts, Inc.
7.250% due 08/01/2017	1,400	1,414

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	28,250	33,550

Nalco Co.
7.750% due 11/15/2011	2,825	2,910
8.875% due 11/15/2013	400	427

Newfield Exploration Co.
6.625% due 09/01/2014	1,000	1,005

Norampac, Inc.
6.750% due 06/01/2013	1,170	1,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Norfolk Southern Corp.
5.640% due 05/17/2029	$164	$151
7.800% due 05/15/2027	6	7

Nortel Networks Ltd.
10.125% due 07/15/2013	3,200	3,528
10.750% due 07/15/2016	2,025	2,258

Northwest Airlines, Inc.
7.691% due 04/01/2017	997	999

Northwest Pipeline Corp.
7.000% due 06/15/2016	5,000	5,381

Novelis, Inc.
7.250% due 02/15/2015	2,800	2,975

OPTI Canada, Inc.
8.250% due 12/15/2014	3,700	3,866

Oracle Corp.
5.000% due 01/15/2011	10,000	9,972
5.590% due 01/13/2009	8,000	8,012

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	2,000	1,990
8.750% due 11/15/2012	750	793
8.875% due 02/15/2009	659	675

Peabody Energy Corp.
7.375% due 11/01/2016	2,040	2,157

Pemex Project Funding Master Trust
5.750% due 12/15/2015	10,110	10,143
5.948% due 12/03/2012	7,100	7,162
6.625% due 06/15/2035	420	433
6.655% due 06/15/2010	700	717
7.160% due 10/15/2009	2,600	2,690
7.375% due 12/15/2014	13,006	14,398
8.000% due 11/15/2011	1,800	1,994
8.625% due 02/01/2022	2,117	2,641
9.125% due 10/13/2010	500	561
9.250% due 03/30/2018	4,068	5,164
9.375% due 12/02/2008	203	216

Petrobras International Finance Co.
6.125% due 10/06/2016	500	512

Petronas Capital Ltd.
7.000% due 05/22/2012	250	270

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	955	957

Pioneer Natural Resources Co.
6.875% due 05/01/2018	2,000	1,976

Plains Exploration & Production Co.
7.000% due 03/15/2017	2,000	2,020

Premark International, Inc.
6.875% due 11/15/2008	500	513

Quiksilver, Inc.
6.875% due 04/15/2015	2,810	2,662

Qwest Communications International, Inc.
7.500% due 02/15/2014	17,875	18,501

Reynolds American, Inc.
7.625% due 06/01/2016	5,050	5,398

RH Donnelley Corp.
8.875% due 01/15/2016	2,850	3,042

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,020

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	1,300	1,330

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	500	562

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	5,000	5,445

See Accompanying Notes	Annual Report	March 31, 2007	29

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sanmina-SCI Corp.
8.125% due 03/01/2016	$3,125	$2,953

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	486

SemGroup LP
8.750% due 11/15/2015	4,350	4,437

Sensata Technologies BV
8.000% due 05/01/2014	1,940	1,938

Service Corp. International
7.625% due 10/01/2018	400	425

Sheraton Holding Corp.
7.375% due 11/15/2015	3,410	3,560

Sino-Forest Corp.
9.125% due 08/17/2011	1,000	1,088

Smurfit Capital Funding PLC
7.500% due 11/20/2025	1,500	1,538

Smurfit Kappa Funding PLC
9.625% due 10/01/2012	830	886

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	690	678
8.375% due 07/01/2012	5,150	5,189

Southern Natural Gas Co.
6.700% due 10/01/2007	1,000	1,011

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	500	538

Station Casinos, Inc.
6.875% due 03/01/2016	2,913	2,684
7.750% due 08/15/2016	1,450	1,495

Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,400	3,664

Superior Essex Communications LLC
9.000% due 04/15/2012	1,000	1,038

SUPERVALU, Inc.
7.500% due 11/15/2014	1,500	1,571

Target Corp.
4.875% due 05/15/2018	250	238

Tenet Healthcare Corp.
6.375% due 12/01/2011	300	282
7.375% due 02/01/2013	625	584
9.875% due 07/01/2014	750	761

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	3,400	3,386

Time Warner, Inc.
6.750% due 04/15/2011	4,000	4,219
6.875% due 05/01/2012	2,625	2,800
7.700% due 05/01/2032	200	227

TNK-BP Finance S.A.
6.625% due 03/20/2017	4,000	3,980
7.500% due 07/18/2016	6,850	7,246

Triad Hospitals, Inc.
7.000% due 11/15/2013	3,350	3,513

Trinity Industries, Inc.
6.500% due 03/15/2014	800	796

TRW Automotive, Inc.
7.000% due 03/15/2014	2,900	2,856
7.250% due 03/15/2017	2,200	2,167
9.375% due 02/15/2013	1	1

Tyco International Group S.A.
6.375% due 10/15/2011	445	471
6.750% due 02/15/2011	500	533

UGS Corp.
10.000% due 06/01/2012	950	1,044

		PRINCIPAL AMOUNT (000S)		VALUE (000S)
United Airlines, Inc.	$		$
6.201% due 03/01/2010		572		576

Vale Overseas Ltd.
6.250% due 01/11/2016		3,200		3,274
6.250% due 01/23/2017		1,300		1,331
6.875% due 11/21/2036		3,145		3,264

Verso Paper Holdings LLC
9.125% due 08/01/2014		1,700		1,776

Viacom, Inc.
5.750% due 04/30/2011		5,300		5,378

Vitro S.A. de C.V.
8.625% due 02/01/2012		3,500		3,605
9.125% due 02/01/2017		800		824

VWR International, Inc.
8.000% due 04/15/2014		1,500		1,571

Wal-Mart Stores, Inc.
4.125% due 02/15/2011		1,000		970
8.800% due 12/30/2014		500		600

Walt Disney Co.
6.200% due 06/20/2014		500		529
6.375% due 03/01/2012		640		677

Waste Management, Inc.
7.375% due 08/01/2010		900		958
7.650% due 03/15/2011		270		292

Williams Cos., Inc.
6.375% due 10/01/2010		1,500		1,528
7.500% due 01/15/2031		3,500		3,728
7.625% due 07/15/2019		1,500		1,639
7.750% due 06/15/2031		115		124
7.875% due 09/01/2021		5,000		5,525

Williams Partners LP
7.250% due 02/01/2017		600		638

Windstream Corp.
8.625% due 08/01/2016		1,150		1,264

Wyeth
6.450% due 02/01/2024		300		316

Wynn Las Vegas LLC
6.625% due 12/01/2014		4,530		4,507

				597,174

UTILITIES 7.6%
AES Corp.
8.750% due 05/15/2013		6,040		6,463

America Movil S.A. de C.V.
5.500% due 03/01/2014		3,380		3,352
5.750% due 01/15/2015		15,400		15,494

American Cellular Corp.
10.000% due 08/01/2011		235		250

AT&T Corp.
6.000% due 03/15/2009		260		264
7.300% due 11/15/2011		947		1,029

Beaver Valley II Funding
9.000% due 06/01/2017		325		370

British Telecommunications PLC
8.625% due 12/15/2010		2,240		2,502

Carolina Power & Light Co.
5.125% due 09/15/2013		750		742

Cincinnati Bell, Inc.
8.375% due 01/15/2014		5,050		5,189

Citizens Communications Co.
7.000% due 11/01/2025		400		370
7.875% due 01/15/2027		1,750		1,798
9.000% due 08/15/2031		2,770		3,047

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CMS Energy Corp.
6.875% due 12/15/2015	$1,450	$1,519

Complete Production Services, Inc.
8.000% due 12/15/2016	600	618

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	703

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,484

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,464

Dominion Resources, Inc.
5.687% due 05/15/2008	2,600	2,607
5.700% due 09/17/2012	260	266

Duke Energy Corp.
5.300% due 10/01/2015	1,500	1,499
5.625% due 11/30/2012	225	231

Entergy Arkansas, Inc.
4.500% due 06/01/2010	4,500	4,403

Entergy Gulf States, Inc.
5.700% due 06/01/2015	100	99
5.760% due 12/01/2009	2,600	2,599
6.090% due 12/08/2008	3,500	3,510

Florida Power Corp.
5.760% due 11/14/2008	5,000	5,002

France Telecom S.A.
7.750% due 03/01/2011	2,500	2,726

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	2,450	2,548

Homer City Funding LLC
8.734% due 10/01/2026	1,466	1,675

Insight Midwest LP
9.750% due 10/01/2009	260	265

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	3,200	3,320
8.625% due 11/14/2011	4,125	4,470

KT Corp.
4.875% due 07/15/2015	3,000	2,880

Majapahit Holding BV
7.250% due 10/17/2011	8,200	8,446
7.750% due 10/17/2016	600	632

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	309

Midwest Generation LLC
8.560% due 01/02/2016	355	388
8.750% due 05/01/2034	3,750	4,088

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	1,000	1,060

Nevada Power Co.
5.875% due 01/15/2015	450	456
6.500% due 05/15/2018	8,025	8,420

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,451

Nextel Communications, Inc.
6.875% due 10/31/2013	3,000	3,076
7.375% due 08/01/2015	6,625	6,859

NiSource Finance Corp.
5.930% due 11/23/2009	7,000	7,012

NRG Energy, Inc.
7.250% due 02/01/2014	1,700	1,747
7.375% due 02/01/2016	5,500	5,665

NSTAR Electric Co.
7.800% due 05/15/2010	500	538

Ohio Edison Co.
5.647% due 06/15/2009	1,500	1,510

30	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pedernales Electric Cooperative
5.952% due 11/15/2022	$500	$513

Progress Energy, Inc.
7.000% due 10/30/2031	170	189
7.100% due 03/01/2011	4,796	5,124

PSEG Energy Holdings LLC
8.500% due 06/15/2011	1,200	1,302

PSEG Power LLC
3.750% due 04/01/2009	3,000	2,914
5.500% due 12/01/2015	900	889
6.950% due 06/01/2012	270	289
7.750% due 04/15/2011	1,000	1,085

Qwest Corp.
7.250% due 09/15/2025	1,000	1,036
7.500% due 10/01/2014	5,000	5,300
7.500% due 06/15/2023	2,000	2,042
8.875% due 03/15/2012	1,790	1,987

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	1,680	1,650

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	450

Reliant Energy, Inc.
6.750% due 12/15/2014	3,850	4,086
9.500% due 07/15/2013	50	55

Rural Cellular Corp.
9.875% due 02/01/2010	1,800	1,908

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,732

South Point Energy Center LLC
8.400% due 05/30/2012 (g)	1,019	998

TECO Energy, Inc.
6.750% due 05/01/2015	8,150	8,608
7.500% due 06/15/2010	1,300	1,384

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015	1,850	1,827

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	3,050	3,256

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	475

Verizon New England, Inc.
6.500% due 09/15/2011	625	652

Verizon New York, Inc.
6.875% due 04/01/2012	25	26

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	507

Virginia Electric & Power Co.
4.750% due 03/01/2013	245	238

		187,937

Total Corporate Bonds & Notes (Cost $976,056)		988,777

MUNICIPAL BONDS & NOTES 0.1%
Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	509

Kentucky State Property & Buildings Commission Revenue Bonds, (MBIA Insured), Series 2003
5.020% due 10/01/2014	500	495

New York State Urban Development Corporations Revenue Notes, Series 2003
4.970% due 12/15/2012	500	497

Total Municipal Bonds & Notes (Cost $1,509)		1,501

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
4.259% due 02/01/2035	$761	$763
5.000% due 12/01/2013 - 03/01/2021	7,982	7,884
5.500% due 12/01/2032 - 04/01/2037	165,804	164,209
6.000% due 12/01/2035 - 05/01/2037	403,193	406,203
6.133% due 03/01/2044	298	302
6.278% due 03/01/2011	421	438
6.500% due 08/01/2011	81	82
8.000% due 06/01/2008	50	51

Federal Farm Credit Bank
7.561% due 11/29/2049	500	548

Federal Home Loan Bank
4.060% due 08/25/2009	309	302

Freddie Mac
4.000% due 04/15/2022	1,090	1,080
5.000% due 06/15/2016 - 09/15/2024	2,243	2,236
5.500% due 09/15/2017	620	626
6.133% due 10/25/2044 - 02/25/2045	515	519
6.500% due 07/25/2043	25	26

Ginnie Mae
2.876% due 06/16/2012	93	92
3.956% due 09/16/2021	496	488
4.045% due 07/16/2020	736	723
4.385% due 08/16/2030	1,500	1,479
5.134% due 06/16/2023	387	387
6.569% due 09/16/2026	1,000	1,056
7.000% due 09/20/2007	5	5
8.000% due 09/15/2007 - 11/15/2007	2	2
9.000% due 10/15/2008 - 11/15/2008	5	5
9.250% due 12/20/2019 - 06/20/2021	22	24
9.500% due 07/15/2009 - 12/20/2020	10	11
10.000% due 07/15/2013	19	20

New Valley Generation
7.299% due 03/15/2019	822	926

Private Export Funding Corp.
4.550% due 05/15/2015	750	732
5.750% due 01/15/2008	500	502

Small Business Administration
4.340% due 03/01/2024	300	287
4.504% due 02/01/2014	129	126
5.130% due 09/01/2023	58	58
5.886% due 09/01/2011	418	428

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,015

Total U.S. Government Agencies (Cost $594,701)		593,635

U.S. TREASURY OBLIGATIONS 1.5%
Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	215	213
2.375% due 01/15/2027	20,976	21,155

U.S. Treasury Strips
0.000% due 02/15/2036	67,000	16,798

Total U.S. Treasury Obligations (Cost $38,805)		38,166

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	$60	$60
4.776% due 01/25/2034	26	26

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	500	535

Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2033	157	156

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	8	8

Countrywide Home Loan Mortgage Pass-Through Trust
3.820% due 10/19/2032	34	34
5.550% due 05/25/2035	493	493
5.590% due 05/25/2034	3	3

Credit Suisse Mortgage Capital Certificates
5.555% due 02/15/2039	5,000	5,078

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	11,500	11,270
5.435% due 09/15/2034	525	530

General Electric Capital Assurance Co.
5.254% due 05/12/2035	1,000	1,001

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,294

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	367	372

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	14,696
5.506% due 12/12/2044	4,985	5,043

MASTR Adjustable Rate Mortgages Trust
5.037% due 11/25/2033	121	122
5.120% due 08/25/2034	256	255

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	9,958

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	4,334	4,341

Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.590% due 12/25/2027	686	686
5.642% due 02/27/2034	28	28

Total Mortgage-Backed Securities (Cost $66,861)		66,996

ASSET-BACKED SECURITIES 0.4%
ACE Securities Corp.
5.400% due 02/25/2036	438	439

Argent Securities, Inc.
5.400% due 03/25/2036	330	330

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	16	16

CPL Transition Funding LLC
6.250% due 01/15/2017	750	804

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	800

First NLC Trust
5.440% due 02/25/2036	762	762

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	25	25

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	693

Long Beach Mortgage Loan Trust
5.390% due 03/25/2036	428	428
5.410% due 01/25/2036	519	519

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Massachusetts RRB Special Purpose Trust
3.780% due 09/15/2010	$461	$456

MASTR Asset-Backed Securities Trust
5.430% due 11/25/2035	1,088	1,089

Morgan Stanley Capital I
5.390% due 02/25/2036	1,160	1,161

Public Service New Hampshire Funding LLC
5.730% due 11/01/2010	199	200

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	491	491

Residential Asset Securities Corp.
5.390% due 07/25/2036	1,177	1,178
5.400% due 01/25/2036	466	466

Structured Asset Securities Corp.
5.450% due 12/25/2035	550	551

West Penn Funding LLC Transition Bonds
6.980% due 12/26/2008	464	471

Total Asset-Backed Securities (Cost $10,823)		10,879

SOVEREIGN ISSUES 16.4%
Argentina Bonos
5.475% due 08/03/2012	35,255	25,375

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,375	3,679
7.500% due 09/19/2007	2,500	2,531
8.250% due 09/19/2027	570	699

Brazilian Government International Bond
6.000% due 01/17/2017	500	506
7.125% due 01/20/2037	3,335	3,697
7.875% due 03/07/2015	5,440	6,207
8.000% due 01/15/2018	99,075	112,153
8.250% due 01/20/2034	12,970	16,310
8.750% due 02/04/2025	2,830	3,644
8.875% due 10/14/2019	8,400	10,630
8.875% due 04/15/2024	2,907	3,786
10.000% due 08/07/2011	939	1,106
10.125% due 05/15/2027	650	946
10.250% due 06/17/2013	1,100	1,374
10.500% due 07/14/2014	2,600	3,347
11.000% due 01/11/2012	15,275	18,857
11.000% due 08/17/2040	6,675	9,013

Chile Government International Bond
5.500% due 01/15/2013	635	647
7.125% due 01/11/2012	1,157	1,255

China Development Bank
5.000% due 10/15/2015	500	492

Colombia Government International Bond
7.375% due 01/27/2017	2,400	2,618
7.375% due 09/18/2037	3,900	4,255
8.250% due 12/22/2014	5,200	5,931
9.750% due 04/23/2009	45	49
10.000% due 01/23/2012	941	1,113
10.375% due 01/28/2033	275	399
10.750% due 01/15/2013	8,800	10,956
11.750% due 02/25/2020	725	1,069

Croatia Government International Bond
6.212% due 07/31/2010	97	97

Ecuador Government International Bond
10.000% due 08/15/2030	3,000	2,685

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,145
10.250% due 11/08/2011	1,000	1,172

Hong Kong Government International Bond
5.125% due 08/01/2014	750	749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Indonesia Government International Bond
6.875% due 03/09/2017	$5,700	$6,028

Korea Development Bank
4.250% due 11/13/2007	2,467	2,450
4.750% due 07/20/2009	2,250	2,231
5.480% due 10/31/2008	500	500
5.640% due 11/22/2012	7,500	7,527
5.750% due 09/10/2013	385	396
5.760% due 10/20/2009	1,800	1,813

Korea Highway Corp.
4.875% due 04/07/2014	1,540	1,492
5.125% due 05/20/2015	750	734

Malaysia Government International Bond
7.500% due 07/15/2011	899	978
8.750% due 06/01/2009	255	274

Mexico Government International Bond
5.625% due 01/15/2017	1,144	1,156
6.750% due 09/27/2034	5,576	6,095
7.500% due 04/08/2033	840	1,002
8.000% due 09/24/2022	45	56
9.875% due 02/01/2010	115	129
11.500% due 05/15/2026	1,000	1,641

Pakistan Government International Bond
7.125% due 03/31/2016	3,600	3,692

Panama Government International Bond
6.700% due 01/26/2036	6,424	6,700
7.250% due 03/15/2015	2,325	2,530
8.875% due 09/30/2027	500	640
9.375% due 07/23/2012	1,843	2,156
9.375% due 04/01/2029	75	100
9.625% due 02/08/2011	442	506

Peru Government International Bond
6.550% due 03/14/2037	307	319
8.375% due 05/03/2016	3,870	4,615
8.750% due 11/21/2033	1,000	1,320

Poland Government International Bond
4.000% due 10/27/2024	55	51

Republic of Korea
4.875% due 09/22/2014	2,100	2,051

Russia Government International Bond
5.000% due 03/31/2030	11,826	13,450
8.250% due 03/31/2010	5,056	5,306
11.000% due 07/24/2018	500	723
12.750% due 06/24/2028	500	909

Socialist Republic of Vietnam
4.000% due 03/12/2028	10,000	8,530

South Africa Government International Bond
6.500% due 06/02/2014	7,500	8,006
7.375% due 04/25/2012	2,730	2,972
9.125% due 05/19/2009	750	808

Ukraine Government International Bond
6.875% due 03/04/2011	780	810
7.650% due 06/11/2013	9,975	10,833
8.775% due 08/05/2009	1,700	1,815

Uruguay Government International Bond
7.625% due 03/21/2036	1,000	1,107
8.000% due 11/18/2022	7,471	8,517
9.250% due 05/17/2017	100	123

Venezuela Government International Bond
5.375% due 08/07/2010	6,000	5,880
6.000% due 12/09/2020	6,200	5,750
6.360% due 04/20/2011	1,500	1,487
8.500% due 10/08/2014	2,000	2,232
9.375% due 01/13/2034	5,300	6,848
10.750% due 09/19/2013	1,980	2,423

Total Sovereign Issues (Cost $388,021)		407,203

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 8.5%
Altadis Finance BV
5.125% due 10/02/2013	EUR	3,400	$4,601

America Movil S.A. de C.V.
8.460% due 12/18/2036	MXN	10,900	1,002

Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	1,500	2,038

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,083

BCM Ireland Finance Ltd.
8.814% due 08/15/2016		1,900	2,627

BNP Paribas Capital Trust VI
5.868% due 01/29/2049		4,870	6,889

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	10,830	4,861

Brazilian Government International Bond
12.500% due 01/05/2016		1,000	561

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		4,000	2,783
10.000% due 01/01/2012		2,000	916

Canadian Government Bond
4.500% due 06/01/2015	CAD	4,700	4,187

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	525	724

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		2,334	3,621

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,887

France Telecom S.A.
6.750% due 03/14/2008	EUR	2,414	3,297

Gaz Capital for Gazprom
5.440% due 11/02/2017		200	267
5.875% due 06/01/2015		14,000	19,395
7.800% due 09/27/2010		3,500	5,146

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	7,561

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	3,160

HBOS PLC
4.875% due 03/29/2049	EUR	3,480	4,687

HSBC Holdings PLC
5.375% due 12/20/2012		2,298	3,209

Ineos Group Holdings PLC
7.875% due 02/15/2016		1,900	2,379

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	2,149

JSG Holding PLC
6.234% due 11/19/2013	EUR	566	763
6.234% due 11/29/2013		94	127
6.335% due 11/29/2013		229	309
6.343% due 11/29/2013		63	85
6.362% due 11/29/2013		73	98
6.396% due 11/29/2013		126	169
6.734% due 11/29/2014		660	892
6.757% due 11/29/2014		63	85
6.835% due 11/29/2014		229	310
6.862% due 11/29/2014		73	98
6.896% due 11/29/2014		126	170
10.125% due 10/01/2012		710	1,028

Lighthouse International Co. S.A.
8.000% due 04/30/2014		4,550	6,618

Mexican Bonos
8.000% due 12/17/2015	MXN	11,000	1,023

32	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mitchells & Butlers Finance PLC
6.469% due 09/15/2030	GBP	1,700	$3,887

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	100,000	859

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		100,000	869

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013	EUR	2,100	2,837
6.579% due 11/30/2014		2,100	2,844
8.250% due 05/01/2016		3,300	4,816

NTL Cable PLC
8.750% due 04/15/2014		2,300	3,318

OI European Group BV
6.875% due 03/31/2017		820	1,089

Pylon Ltd.
5.396% due 12/18/2008 (l)		1,500	2,023

QBE International Holdings PLC
8.340% due 08/03/2020	AUD	3,000	2,545

Republic of Germany
4.750% due 07/04/2028	EUR	7,900	11,277

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	3,000	2,870

Royal Bank of Scotland Group PLC
6.000% due 06/29/2049	GBP	1,620	3,199

Shaw Communications, Inc.
7.500% due 11/20/2013	CAD	1,000	970

South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,444

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	100,000	848
0.967% due 05/25/2011		100,000	853
4.375% due 10/27/2014	EUR	3,500	4,668

Telecom Italia Finance S.A.
6.575% due 07/30/2009		4,870	6,805

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	99,600	9,868

Telenet Communications NV
9.000% due 12/15/2013	EUR	2,241	3,293

UPC Broadband Holding BV
6.103% due 03/31/2013		1,855	2,491
6.103% due 12/31/2013		2,100	2,820

UPC Holding BV
7.750% due 01/15/2014		2,300	3,142

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Uruguay Government International Bond
6.875% due 01/19/2016	EUR	10,000	$14,394

Veolia Environnement
4.875% due 05/28/2013		3,460	4,691

Weather Investments II SARL
6.124% due 06/17/2012		2,100	2,812

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,514

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,413
6.798% due 06/17/2014		1,050	1,416

Total Foreign Currency-Denominated Issues (Cost $200,976)			211,680

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		1,335	1,355

Total Preferred Stocks (Cost $1,437)			1,355

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 23.1%

COMMERCIAL PAPER 21.8%
Bank of America Corp.
5.195% due 07/24/2007		$4,900	4,819
5.200% due 07/24/2007		63,100	62,097

Barclays U.S. Funding Corp.
5.215% due 06/29/2007		100,200	99,195

BNP Paribas Finance, Inc.
5.410% due 07/06/2007		27,700	27,700

DnB NORBank ASA
5.225% due 07/11/2007		68,400	67,469

ING U.S. Funding LLC
5.220% due 06/22/2007		61,700	60,948

Rabobank USA Financial Corp.
5.210% due 06/06/2007		57,603	57,033
5.390% due 06/06/2007		16,900	16,900

Societe Generale NY
5.220% due 08/22/2007		74,000	73,034
5.320% due 08/22/2007		1,100	1,100

UBS Finance Delaware LLC
5.205% due 08/01/2007		3,500	3,444
5.220% due 08/01/2007		68,100	67,348

			541,087

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$15,000	$15,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $15,286. Repurchase proceeds are $15,006.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,770	4,770

(Dated 03/30/2007. Collateralized by U.S. Treasury Bills 5.081% due 05/31/2007 valued at $4,867. Repurchase proceeds are $4,772.)

U.S. TREASURY BILLS 0.5%
4.942% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	13,590	13,447

Total Short-Term Instruments (Cost $574,540)		574,304

PURCHASED OPTIONS (i) 0.3%

Total Purchased Options (Cost $8,195)		7,419

Total Investments (j) 118.4% (Cost $2,903,576)		$2,943,714

Written Options (k) (0.3%) (Premiums $7,275)		(6,582)

Other Assets and Liabilities (Net) (18.1%)		(450,415)

Net Assets 100.0%		$2,486,717

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $3,715 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,483 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $22,806 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  Diversified Income Fund  (Cont.)

(h)	Securities with an aggregate market value of $6,765 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	1,097	$468
90-Day Eurodollar December Futures	Long	12/2008	101	82
90-Day Eurodollar June Futures	Long	06/2007	1,560	195
90-Day Eurodollar June Futures	Long	06/2008	313	294
Euro-Bund 10-Year Note June Futures	Long	06/2007	342	(405)
U.S. Treasury 10-Year Note June Futures	Long	06/2007	100	(53)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	84	163
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,245	(1,096)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	128	(57)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,448	(1,562)

				$(1,971)

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011	EUR	4,900	$226
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%		12/20/2011		20,000	924
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		6,975	316
Morgan Stanley	Dow Jones ITRAX 4EU2 Index	Sell	0.350%		12/20/2010		43,600	359
Morgan Stanley	Dow Jones ITRAX 5EU2 Index	Sell	0.400%		06/20/2011		2,500	12
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		3,900	29
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		3,900	26
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		3,900	27
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		3,900	27
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		$1,500	14
Bank of America	Centex Corp. 5.250% due 06/15/2015	Buy	(0.890%	)	03/20/2017		3,000	174
Bank of America	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.960%	)	03/20/2017		3,000	135
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(0.940%	)	08/20/2008		2,000	(6)
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		3,100	18
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		11,500	187
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		3,900	127
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Sell	2.540%		08/20/2011		4,000	103
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		6,000	164
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		3,000	83
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		2,100	(77)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.200%		04/20/2016		3,900	123
Barclays Bank PLC	Argentina Government International Bond 8.280% due 12/31/2033	Buy	(3.700%	)	08/20/2016		2,000	(104)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		3,000	(188)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		3,000	(184)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		3,000	110
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007		6,300	49
Bear Stearns & Co., Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.480%		06/20/2009		4,000	13
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		17,200	47
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011		1,000	(10)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		3,000	31
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009		1,000	51
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011		7,200	363
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011		17,000	27
Deutsche Bank AG	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.840%		06/20/2011		23,500	475
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012		3,000	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010		15,000	101
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.000%		09/04/2013		810	108
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.950%		09/05/2013		350	46
Goldman Sachs & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.750%		09/17/2013		200	24
Goldman Sachs & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	2.050%		09/20/2013		210	18
Goldman Sachs & Co.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.120%	)	03/20/2017		3,000	198
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009		3,300	207
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%		01/20/2010		20,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,900	525
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012		5,000	13
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.150%		08/19/2013		200	28
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016		650	14
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016		3,000	(193)

34	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	$1,500	$2
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	3,000	223
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	9,200	163
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	6,000	111
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	9,200	(106)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,200	10
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	7,300	17
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	5,600	7
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%	)	10/20/2011	9,200	383
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,500	71
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	3,000	55
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.960%		01/20/2012	4,500	42
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	500	1
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG4 Index	Sell	0.650%		06/20/2015	1,500	36
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Buy	(0.650%	)	06/20/2016	28,900	85
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	3,500	56
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	13,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.850%		06/20/2011	1,800	91
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	36,000	33
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	12
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	4,500	459
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	4,300	35
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.280%		02/20/2009	900	18
Morgan Stanley	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.720%		03/20/2011	5,000	68
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	12,000	25
Morgan Stanley	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	1,000	3
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.070%		09/20/2013	530	46
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.170%		09/20/2013	120	11
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	600	38
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.470%		02/20/2017	700	8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	5,000	64
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	3,000	56
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%		09/20/2016	700	30
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	12,000	24
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	12,000	10
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	4,800	61
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%		01/20/2012	1,000	8
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%		01/20/2017	500	2
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.000%	)	03/20/2017	3,000	141
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.220%	)	03/20/2017	3,000	136

							$7,339

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.420%	05/25/2046	$5,900	$279
Goldman Sachs & Co.	ABS Home Equity Index	Sell	2.420%	05/25/2046	2,500	(445)

						$(166)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,800	$(9)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	14.280%	01/04/2010	BRL	6,700	163
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		15,000	399
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		12,000	406
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,300	12
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,100	(41)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012	EUR	8,000	9
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		40,200	(1,731)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		56,400	176
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		6,000	15
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		3,200	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		23,000	92
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,100	1

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments  Diversified Income Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012	EUR	3,000	$7
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		11,700	135
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		2,500	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		2,500	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	17,300	1,125
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016	HUF	2,370,000	(752)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016		6,220,000	(2,593)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	3,650,000	23
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	936,600	7
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		933,333	7
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	52,500	273
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		52,500	270
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		76,000	375
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		14,000	35
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		262,000	1,520
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		82,700	114
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.910%	07/26/2016		45,000	271
Bear Stearns & Co., Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2017		$78,000	(665)

							$(356)

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	1,027	$10	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	890	8	0

				$18	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$1,380,000	$8,177	$7,419

(k)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$600,000	$7,275	$6,582

(l)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	11/14/2006	$1,931	$2,023	0.08%

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$23,085	$18,944	$21,341

(2) Market value includes $680 of interest payable on short sales.

36	PIMCO Funds	See Accompanying Notes

March 31, 2007

(n)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	3,160	04/2007	$0	$(133)	$(133)
Buy	BRL	10,054	04/2007	0	(24)	(24)
Buy		12,692	05/2007	356	0	356
Sell		12,692	05/2007	2	0	2
Buy		8,916	06/2007	304	0	304
Buy		12,692	03/2008	0	(13)	(13)
Sell	CAD	8,016	04/2007	0	(94)	(94)
Buy	CLP	283,000	05/2007	0	(13)	(13)
Buy		2,150,405	06/2007	0	(84)	(84)
Buy		113,763	11/2007	3	0	3
Buy	CNY	29,232	05/2007	11	0	11
Buy		72,587	08/2007	198	0	198
Buy		2,189	09/2007	7	0	7
Buy		1,552	12/2007	1	0	1
Buy		296,147	01/2008	3	(18)	(15)
Buy	COP	361,440	04/2007	4	0	4
Sell		361,440	04/2007	2	0	2
Buy		361,440	03/2008	0	(2)	(2)
Buy	CZK	8,181	04/2007	11	0	11
Sell		8,181	04/2007	0	0	0
Buy		8,181	03/2008	0	0	0
Buy	EUR	673	04/2007	2	0	2
Sell		103,678	04/2007	0	(67)	(67)
Sell	GBP	21,308	04/2007	0	(427)	(427)
Buy	HKD	312	05/2007	0	0	0
Sell	HUF	1,052,410	05/2007	0	(34)	(34)
Sell		2,546,400	07/2007	0	(735)	(735)
Buy	IDR	3,953,037	07/2007	0	(4)	(4)
Buy	ILS	888	12/2007	3	0	3
Buy	INR	129,200	05/2007	48	0	48
Buy		15,704	06/2007	5	0	5
Buy	JPY	697,300	05/2007	160	0	160
Sell		1,208,959	05/2007	19	(42)	(23)
Buy	KRW	724,441	05/2007	0	(2)	(2)
Buy		592,800	06/2007	2	0	2
Buy		2,457,430	09/2007	8	0	8
Buy	MXN	69,556	04/2007	31	(7)	24
Sell		69,556	04/2007	9	0	9
Buy		69,556	03/2008	0	(8)	(8)
Buy	MYR	1,673	07/2007	3	0	3
Buy	NOK	59,677	04/2007	192	0	192
Buy	PLN	13,743	04/2007	156	0	156
Sell		13,743	04/2007	0	(22)	(22)
Buy		3,015	05/2007	33	0	33
Buy		13,743	03/2008	23	0	23
Buy	RUB	137,435	09/2007	121	0	121
Buy		22,916	11/2007	19	0	19
Buy		118,720	12/2007	42	0	42
Buy		166,957	01/2008	73	0	73
Buy	SGD	6,604	04/2007	41	0	41
Sell		1,209	04/2007	0	0	0
Buy		462	07/2007	3	0	3
Buy		397	09/2007	3	0	3
Buy		1,209	10/2007	0	0	0
Buy	SKK	10,523	04/2007	33	0	33
Sell		10,523	04/2007	0	(3)	(3)
Buy		10,523	03/2008	3	0	3
Buy	TRY	824	05/2007	21	0	21
Buy	ZAR	75,173	05/2007	161	(81)	80
Sell		75,173	05/2007	122	0	122
Buy		4,726	06/2007	0	(7)	(7)
Sell		1,173	06/2007	2	0	2

				$2,240	$(1,820)	$420

See Accompanying Notes	Annual Report	March 31, 2007	37

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARGENTINA 1.8%
Argentina Bonos
5.475% due 08/03/2012		$62,530	$45,006

Total Argentina (Cost $43,927)			45,006

BRAZIL 21.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	18,610	8,338

Brazilian Government International Bond
7.125% due 01/20/2037		$17,365	19,249
7.875% due 03/07/2015		6,550	7,474
8.000% due 01/15/2018		61,754	69,906
8.250% due 01/20/2034		50,980	64,107
8.500% due 09/24/2012	EUR	13,600	21,274
8.750% due 02/04/2025		$23,075	29,709
8.875% due 10/14/2019		25,375	32,112
8.875% due 04/15/2024		21,160	27,547
10.125% due 05/15/2027		42,810	62,289
10.250% due 06/17/2013		7,500	9,367
10.500% due 07/14/2014		65,230	83,984
11.000% due 08/17/2040		18,028	24,342
12.500% due 01/05/2016	BRL	2,000	1,122
12.750% due 01/15/2020		$3,750	6,024

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045	BRL	6,000	4,175
10.000% due 01/01/2012		4,000	1,820

Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		$2,000	2,235

Cia de Saneamento Basico do Estado de Sao Paulo
7.500% due 11/03/2016		8,925	9,416

CSN Islands VII Corp.
10.750% due 09/12/2008		9,975	10,848

CSN Islands VIII Corp.
9.750% due 12/16/2013		8,000	9,140

Embraer Overseas Ltd.
6.375% due 01/24/2017		3,800	3,866

ISA Capital do Brasil S.A.
7.875% due 01/30/2012		3,350	3,434
8.800% due 01/30/2017		3,600	3,834

Vale Overseas Ltd.
6.250% due 01/23/2017		6,200	6,349
6.875% due 11/21/2036		9,425	9,780
8.250% due 01/17/2034		750	903

Total Brazil (Cost $456,684)			532,644

CHILE 1.1%
AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,065

Banco Santander Chile
5.375% due 12/09/2014		3,000	2,970

Chile Government International Bond
5.760% due 01/28/2008		24	24
7.125% due 01/11/2012		160	174

CODELCO, Inc.
5.625% due 09/21/2035		6,800	6,515
6.150% due 10/24/2036		7,300	7,472

Empresa Nacional de Electricidad S.A.
8.350% due 08/01/2013		5,800	6,587

Enersis S.A.
7.375% due 01/15/2014		1,098	1,194
7.400% due 12/01/2016		1,850	2,040

Total Chile (Cost $27,820)			28,041

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CHINA 0.7%
China Development Bank
5.000% due 10/15/2015	$1,000	$984

Export-Import Bank of China
5.250% due 07/29/2014	10,118	10,093

Sino-Forest Corp.
9.125% due 08/17/2011	5,700	6,199

Total China (Cost $17,079)		17,276

COLOMBIA 3.5%
Colombia Government International Bond
7.375% due 01/27/2017	$9,600	10,474
7.375% due 09/18/2037	10,640	11,608
8.250% due 12/22/2014	32,030	36,530
10.000% due 01/23/2012	2,010	2,377
10.375% due 01/28/2033	1,850	2,686
10.750% due 01/15/2013	15,535	19,341
11.750% due 02/25/2020	3,047	4,494

Total Colombia (Cost $84,516)		87,510

EGYPT 0.3%
Petroleum Export Ltd.
5.265% due 06/15/2011	$7,403	7,279

Total Egypt (Cost $7,290)		7,279

EL SALVADOR 0.6%
AES El Salvador Trust
6.750% due 02/01/2016	$10,260	10,310

El Salvador Government International Bond
8.500% due 07/25/2011	4,515	5,012

Total El Salvador (Cost $14,941)		15,322

GUATEMALA 0.4%
Guatemala Government Bond
9.250% due 08/01/2013	$7,581	8,813
10.250% due 11/08/2011	771	904

Total Guatemala (Cost $9,665)		9,717

INDIA 0.7%
ICICI Bank Ltd.
5.750% due 01/12/2012	$8,300	8,320

NTPC Ltd.
5.875% due 03/02/2016	2,736	2,700

Vedanta Resources PLC
6.625% due 02/22/2010	7,000	7,054

Total India (Cost $17,804)		18,074

INDONESIA 1.3%
Indonesia Government International Bond
6.875% due 03/09/2017	$21,000	22,206

Majapahit Holding BV
7.250% due 10/17/2011	8,105	8,348
7.750% due 10/17/2016	950	1,000

Total Indonesia (Cost $30,172)		31,554

JAMAICA 0.2%
Digicel Group Ltd.
8.875% due 01/15/2015	$4,000	3,890
9.125% due 01/15/2015	1,700	1,632

Total Jamaica (Cost $5,700)		5,522

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
KAZAKHSTAN 1.1%
ATF Bank JSC
9.000% due 05/11/2016		$2,325	$2,217

Intergas Finance BV
6.875% due 11/04/2011		2,980	3,074

Kazkommerts International BV
7.000% due 11/03/2009		3,500	3,545
8.500% due 04/16/2013		1,300	1,373

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,895	16,826

Total Kazakhstan (Cost $27,165)			27,035

MALAYSIA 1.4%
Petroliam Nasional Bhd.
7.625% due 10/15/2026		$16,850	20,679
7.750% due 08/15/2015		1,690	1,970

Petronas Capital Ltd.
7.000% due 05/22/2012		100	108
7.875% due 05/22/2022		3,000	3,712

TNB Capital L Ltd.
5.250% due 05/05/2015		8,300	8,183

Total Malaysia (Cost $34,213)			34,652

MEXICO 12.8%
America Movil S.A. de C.V.
5.500% due 03/01/2014		$500	496
5.750% due 01/15/2015		4,200	4,226
8.460% due 12/18/2036	MXN	10,900	1,002

C5 Capital SPV Ltd.
6.196% due 12/01/2049		$2,100	2,105
6.196% due 12/31/2049		4,835	4,841

C8 Capital SPV Ltd.
6.640% due 12/31/2049		1,400	1,388

C10 Capital SPV Ltd.
6.722% due 12/01/2049		8,500	8,398

Cablemas S.A. de C.V.
9.375% due 11/15/2015		3,000	3,375

Desarrolladora Homex S.A. de C.V.
7.500% due 09/28/2015		5,576	5,782

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012		3,850	4,158
12.500% due 06/15/2012		1,000	1,077

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016		1,350	1,445

Mexico Government International Bond
6.060% due 01/13/2009		24	24
6.750% due 09/27/2034		38,987	42,613
7.500% due 04/08/2033		24,685	29,437
8.000% due 09/24/2022		26,180	32,332
11.500% due 05/15/2026		10,000	16,410

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		18,575	269

		PRINCIPAL AMOUNT (000S)
Pemex Finance Ltd.
9.030% due 02/15/2011		$48	51

Pemex Project Funding Master Trust
5.750% due 12/15/2015		53,650	53,824
6.625% due 06/15/2035		8,500	8,766
7.375% due 12/15/2014		15,649	17,323
8.000% due 11/15/2011		8,500	9,414

38	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
8.625% due 02/01/2022		$40,033	$49,941
9.125% due 10/13/2010		4,565	5,122
9.250% due 03/30/2018		11,877	15,078
9.375% due 12/02/2008		500	532

Telefonos de Mexico S.A. de C.V.
5.500% due 01/27/2015		1,000	988
8.750% due 01/31/2016	MXN	10,000	991

Vitro S.A. de C.V.
8.625% due 02/01/2012		$1,765	1,818
9.125% due 02/01/2017		450	463

Total Mexico (Cost $309,951)			323,689

MOROCCO 0.1%
Kingdom of Morocco
6.375% due 01/05/2009		$1,818	1,833

Total Morocco (Cost $1,798)			1,833

NETHERLANDS 0.1%
HSBK Europe BV
7.750% due 05/13/2013		$2,450	2,582

Total Netherlands (Cost $2,445)			2,582

PAKISTAN 0.4%
Pakistan Government International Bond
7.125% due 03/31/2016		$10,985	11,267

Total Pakistan (Cost $10,921)			11,267

PANAMA 3.4%
AES Panama S.A.
6.350% due 12/21/2016		$8,780	8,773

Panama Government International Bond
6.700% due 01/26/2036		9,458	9,865
7.125% due 01/29/2026		22,425	24,331
7.250% due 03/15/2015		120	130
9.375% due 07/23/2012		18,523	21,672
9.625% due 02/08/2011		19,439	22,238

Total Panama (Cost $83,482)			87,009

PERU 0.8%
Peru Government International Bond
6.550% due 03/14/2037		$2,075	2,159
8.375% due 05/03/2016		3,312	3,949
8.750% due 11/21/2033		4,795	6,329

Southern Copper Corp.
6.375% due 07/27/2015		1,000	1,030
7.500% due 07/27/2035		6,500	7,039

Total Peru (Cost $18,581)			20,506

QATAR 0.0%
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009		$432	424

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027		470	451

Total Qatar (Cost $885)			875

RUSSIA 13.3%
GAZ Capital
6.212% due 11/22/2016		$10,000	9,960

Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	7,550	10,460
6.212% due 11/22/2016		$7,700	7,723
6.510% due 03/07/2022		800	814
8.625% due 04/28/2034		29,290	37,711

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008		$6,100	$6,260

Gazprom International S.A.
7.201% due 02/01/2020		14,068	14,825

GPB Eurobond Finance PLC for Gazprombank
6.500% due 09/23/2015		5,200	5,224

Lukoil Finance Ltd.
6.020% due 01/11/2009		10,000	9,948

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012		3,500	3,710
8.375% due 10/14/2010		1,000	1,064

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		55,610	66,042

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		600	621
7.175% due 05/16/2013		6,400	6,776

Russia Government International Bond
5.000% due 03/31/2030		69,167	78,665
11.000% due 07/24/2018		2,700	3,902
12.750% due 06/24/2028		13,275	24,126

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007		1,000	1,007
10.500% due 10/21/2009		900	1,011

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009		1,000	1,089

TNK-BP Finance S.A.
6.125% due 03/20/2012		3,900	3,880
6.625% due 03/20/2017		15,350	15,273
6.875% due 07/18/2011		4,000	4,115
7.500% due 07/18/2016		10,950	11,584

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016		2,000	2,135
8.375% due 10/22/2011		450	482

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015		1,000	1,016

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		5,000	5,009

Total Russia (Cost $323,604)			334,432

SOUTH AFRICA 1.8%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	16,723
6.500% due 06/02/2014		$14,500	15,479
7.375% due 04/25/2012		5,950	6,478
9.125% due 05/19/2009		5,690	6,131

Total South Africa (Cost $42,022)			44,811

TUNISIA 1.3%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	5,500	6,954
4.750% due 04/07/2011		450	607
7.375% due 04/25/2012		$20,212	22,031
8.250% due 09/19/2027		1,680	2,060

Total Tunisia (Cost $30,744)			31,652

UKRAINE 2.1%
Dresdner Bank AG for Kyivstar GSM
7.750% due 04/27/2012		$1,500	1,568
10.375% due 08/17/2009		800	866

Ukraine Government International Bond
4.950% due 10/13/2015	EUR	1,700	2,173
6.875% due 03/04/2011		$30,850	32,046

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.650% due 06/11/2013	$8,985	$9,758
8.775% due 08/05/2009	5,150	5,498

Total Ukraine (Cost $50,026)		51,909

UNITED KINGDOM 0.0%
Vedanta Resources PLC
6.625% due 02/22/2010	$1,250	1,255

Total United Kingdom (Cost $1,251)		1,255

UNITED STATES 0.0%
Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	$200	215
8.375% due 04/01/2017	260	282

Total United States (Cost $460)		497

URUGUAY 0.9%
Uruguay Government International Bond
8.000% due 11/18/2022	$16,397	18,693
9.250% due 05/17/2017	3,900	4,797

Total Uruguay (Cost $21,879)		23,490

VENEZUELA 5.2%
Venezuela Government International Bond
5.375% due 08/07/2010	$29,750	29,155
6.000% due 12/09/2020	46,750	43,361
6.360% due 04/20/2011	4,190	4,154
7.000% due 12/01/2018	5,000	5,102
7.650% due 04/21/2025	8,500	9,036
8.500% due 10/08/2014	2,000	2,232
9.375% due 01/13/2034	17,840	23,049
10.750% due 09/19/2013	12,280	15,025

	SHARES
Venezuela Government International Bond Rights
0.000% due 04/15/2020	4	112

Total Venezuela (Cost $128,125)		131,226

	PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%
Socialist Republic of Vietnam
4.000% due 03/12/2028	$5,000	4,265
6.875% due 01/15/2016	1,000	1,075

Total Vietnam (Cost $5,229)		5,340

SHORT-TERM INSTRUMENTS 25.5%

COMMERCIAL PAPER 24.5%
Abbey National N.A. LLC
5.230% due 06/11/2007	$68,400	67,913

Bank of America Corp.
5.200% due 07/24/2007	68,100	68,094
5.230% due 07/24/2007	8,300	8,207

Bank of Ireland
5.240% due 06/14/2007	73,400	73,081

BNP Paribas Finance, Inc.
5.000% due 07/06/2007	8,300	8,300

ING U.S. Funding LLC
5.220% due 06/22/2007	55,900	55,219

IXIS Commercial Paper Corp.
5.230% due 06/13/2007	68,600	67,902

Rabobank USA Financial Corp.
5.390% due 06/06/2007	69,400	69,400

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.200% due 08/22/2007	$25,900	$25,625
5.210% due 08/22/2007	47,400	47,153

5.220% due 08/22/2007	3,300	3,261

Svenska Handelsbanken, Inc.
5.235% due 08/20/2007	6,800	6,792

UBS Finance Delaware LLC
5.225% due 08/01/2007	118,500	117,760

		618,707

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$17,000	$17,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $17,303. Repurchase proceeds are $17,007.)

TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	2,842	2,842

(Dated 03/30/2007. Collateralized by Fannie Mae 6.070% due 05/12/2016 valued at $2,903. Repurchase proceeds are $2,843.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.2%
4.951% due 05/31/2007 - 06/14/2007 (a)(b)(d)	$5,685	$5,624

Total Short-Term Instruments (Cost $644,252)		644,173

Total Investments (c) 102.1% (Cost $2,452,631)		$2,576,178

Other Assets and Liabilities (Net) (2.1%)		(53,402)

Net Assets 100.0%		$2,522,776

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $112 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $5,129 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	94	$102
90-Day Eurodollar June Futures	Long	06/2007	1,208	(262)
90-Day Eurodollar June Futures	Long	06/2009	943	662
90-Day Eurodollar September Futures	Long	09/2008	1,074	1,025
U.S. Treasury 5-Year Note June Futures	Long	06/2007	3,274	1,545

				$3,072

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.990%		08/24/2014	$8,125	$1,190
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	4,600	27
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011	25,000	684
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	13,000	361
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.920%		03/20/2013	5,000	247
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016	14,000	(878)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016	15,000	(920)
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.060%		04/20/2011	7,000	132
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	4,550	87
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.580%		12/20/2011	6,200	129
Citibank N.A.	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	10,000	206
Citibank N.A.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.290%		12/20/2016	1,300	45
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	0.330%		06/20/2007	23,900	11
Credit Suisse First Boston	Multiple Reference Entities of Gazprom	Sell	1.450%		06/20/2013	5,500	182
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		12/20/2011	2,650	51
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	12,000	1
Goldman Sachs & Co.	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	1.380%		10/20/2011	5,000	118
Goldman Sachs & Co.	Mexico Government International Bond 11.500% due 05/15/2026	Sell	2.450%		04/08/2013	3,500	399

40	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	$2,700	$10
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	1.000%		04/20/2011	14,600	240
JPMorgan Chase & Co.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.720%		09/20/2011	5,300	147
JPMorgan Chase & Co.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.060%		01/20/2012	5,000	39
JPMorgan Chase & Co.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.450%		02/20/2012	6,000	15
JPMorgan Chase & Co.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.130%		04/20/2016	51,250	1,341
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	14,000	(899)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	6,600	10
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.850%	)	03/20/2008	5,000	(130)
Lehman Brothers, Inc.	Philippine Government International Bond 8.250% due 01/15/2014	Buy	(2.470%	)	09/20/2008	10,000	(311)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.770%		06/20/2011	7,250	341
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		07/20/2011	5,600	171
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(4.650%	)	10/20/2011	7,200	523
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.090%		11/20/2011	9,800	180
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	400	5
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	16,500	212
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.840%		08/20/2012	3,500	166
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.250%		06/20/2013	5,600	188
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.020%		07/20/2013	870	47
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.210%		10/20/2013	32,000	701
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.550%		03/20/2014	3,700	421
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.330%		03/20/2016	2,500	47
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	1.220%		04/20/2016	7,500	247
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.280%		05/20/2016	7,400	143
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	14,000	224
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.410%		12/20/2016	3,950	94
Merrill Lynch & Co., Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	2,000	12
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.310%		01/21/2014	1,350	138
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	16,500	884
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.410%		11/20/2010	15,000	232
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		04/20/2011	41,800	1,419
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.770%		04/20/2011	10,000	276
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.140%		07/20/2011	700	13
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.640%		08/20/2011	6,200	206
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.040%		10/20/2011	8,500	148
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.220%		10/20/2011	6,350	161
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.600%		01/20/2012	2,500	27
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	3.050%		06/18/2013	20,000	2,795
Morgan Stanley	Mexico Government International Bond 11.500% due 05/15/2026	Sell	1.770%		12/20/2013	12,500	954
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.480%		04/20/2016	9,000	318
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.350%		08/20/2016	18,500	380
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.960%		10/20/2016	3,000	192

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.555%	09/20/2011	$2,000	$42
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%	12/20/2011	19,000	244
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%	12/20/2011	7,000	129
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.620%	12/20/2011	8,000	180
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.360%	09/20/2016	14,900	611
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.385%	09/20/2016	3,100	133
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.480%	09/20/2016	2,000	111
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.345%	12/20/2016	16,575	639
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.430%	12/20/2016	2,000	89
UBS Warburg LLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.870%	06/20/2011	4,600	235
UBS Warburg LLC	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.070%	01/20/2012	3,000	25
UBS Warburg LLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.480%	03/20/2012	6,000	10
UBS Warburg LLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.695%	01/20/2017	2,700	11

						$16,858

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	15.160%	01/02/2009	BRL	8,100	$201
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.840%	01/04/2010		23,700	476
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		88,800	829
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	5,900	(54)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.720%	10/06/2016	HUF	2,120,000	(691)
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	1,873,200	15
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		1,866,667	14
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.780%	08/03/2016	MXN	11,400	59
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.770%	08/03/2016		11,400	59
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		1,254,000	5,229
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		421,500	2,336
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		35,000	70
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		301,000	780
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.865%	09/12/2016		20,000	116
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		122,600	169
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		109,000	404
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	9.920%	08/12/2015		69,000	795
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$27,200	(11)

							$10,796

(f)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$7,900	$6,483	$7,303
U.S. Treasury Notes	4.250	11/15/2014	8,000	7,890	7,950

				$14,373	$15,253

(2) Market value includes $370 of interest payable on short sales.

42	PIMCO Funds	See Accompanying Notes

March 31, 2007

(g)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	17,276	04/2007	$0	$(40)	$(40)
Buy		24,515	05/2007	612	0	612
Sell		24,515	05/2007	0	(295)	(295)
Buy		39,952	06/2007	1,360	0	1,360
Buy		10,816	10/2007	0	(8)	(8)
Sell		6,309	03/2008	0	(2)	(2)
Buy	CLP	633,000	05/2007	0	(30)	(30)
Buy		545,616	06/2007	0	(13)	(13)
Buy		853,250	11/2007	23	0	23
Buy	CNY	24,681	09/2007	76	0	76
Buy		2,018	12/2007	2	0	2
Buy		95,437	01/2008	2	(7)	(5)
Buy	COP	474,390	04/2007	5	0	5
Sell		474,390	04/2007	3	0	3
Buy		474,390	03/2008	0	(3)	(3)
Buy	CZK	10,334	04/2007	14	0	14
Sell		10,334	04/2007	0	0	0
Buy		10,334	03/2008	0	0	0
Sell	EUR	41,972	04/2007	0	(27)	(27)
Buy	GBP	101	04/2007	4	0	4
Buy	HKD	390	05/2007	0	0	0
Buy	IDR	19,408,377	07/2007	0	(22)	(22)
Buy		110,618,500	08/2007	0	(90)	(90)
Buy	ILS	1,142	12/2007	4	0	4
Buy	INR	41,092	05/2007	28	0	28
Buy		131,630	06/2007	39	0	39
Buy	JPY	3,304,068	05/2007	756	0	756
Sell		2,666,855	05/2007	43	(63)	(20)
Buy	KRW	2,905,785	04/2007	0	(9)	(9)
Buy		2,701,112	05/2007	0	(10)	(10)
Buy		2,792,700	06/2007	10	0	10
Buy		6,855,087	09/2007	23	0	23
Buy	MXN	27,585	04/2007	5	(9)	(4)
Sell		27,585	04/2007	15	0	15
Buy		13,361	03/2008	0	(3)	(3)
Buy	MYR	7,618	07/2007	12	0	12
Buy		19,200	09/2007	0	(4)	(4)
Buy	PLN	30,702	04/2007	349	0	349
Sell		30,702	04/2007	0	(49)	(49)
Buy		3,821	05/2007	42	0	42
Buy		30,702	03/2008	52	0	52
Buy	RUB	335,626	09/2007	197	0	197
Buy		109,184	11/2007	90	0	90
Buy		286,438	12/2007	89	0	89
Buy	SGD	7,895	04/2007	50	0	50
Sell		1,546	04/2007	0	0	0
Buy		3,810	05/2007	28	0	28
Buy		2,999	07/2007	17	0	17
Buy		1,546	10/2007	1	0	1
Buy	SKK	13,221	04/2007	41	0	41
Sell		13,221	04/2007	0	(4)	(4)
Buy		13,221	03/2008	4	0	4
Buy	TRY	1,044	05/2007	27	0	27
Sell		1,044	05/2007	0	(2)	(2)
Sell	ZAR	12,802	05/2007	14	0	14
Buy		12,542	06/2007	0	(26)	(26)

				$4,037	$(716)	$3,321

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments  Floating Income Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 5.7%
AES Corp.
7.120% due 04/30/2010	$12,375	$12,449
7.130% due 04/30/2010	2,625	2,648
7.190% due 04/30/2008	1,000	1,008
7.500% due 08/10/2011	1,000	1,008

AGCO Corp.
7.070% due 06/15/2009	625	628

Appleton Papers, Inc.
7.600% due 06/11/2010	121	121
7.610% due 06/11/2010	113	114

Aramark Corp.
7.445% due 01/19/2014	263	264
7.470% due 01/10/2014	3,737	3,752

Biomet, Inc.
6.000% due 03/08/2008	7,500	7,471

Celanese Corp.
3.000% due 04/02/2014	5,000	5,000
5.320% due 07/27/2009	2,000	2,009
7.117% due 04/06/2011	923	927

Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011	66	67
7.614% due 02/09/2011	857	865

Charter Communications Operating LLC
7.985% due 04/25/2013	1,000	1,000

Cognis Deutschland GmbH & Co. KG
7.354% due 05/12/2011	855	856

Cooper-Standard Automotive, Inc.
7.875% due 12/31/2011	2,171	2,180

Covanta Energy Corp.
5.275% due 02/07/2014	1,649	1,653
6.875% due 02/07/2014	3,351	3,357

CSC Holdings, Inc.
7.110% due 02/24/2013	4,725	4,747
7.120% due 03/29/2013	275	277

DaVita, Inc.
6.820% due 10/05/2012	5,995	6,021
6.850% due 10/05/2012	349	350
6.860% due 10/05/2012	657	659

Dex Media West LLC
6.840% due 09/09/2010	2,519	2,520
6.850% due 09/09/2010	445	445
6.860% due 09/09/2010	2,821	2,823

DirecTV Holdings LLC
6.820% due 04/08/2013	990	993

Dresser-Rand Group, Inc.
7.345% due 10/29/2011	95	96

El Paso Corp.
5.048% due 06/15/2009	2,000	1,982

Energy Transfer Equity LP
7.080% due 11/01/2012	5,000	5,035

Ford Motor Co.
8.360% due 11/29/2013	14,962	15,032

Freescale Semiconductor, Inc.
7.110% due 11/28/2013	2,992	3,005

Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	1,439	1,440
6.735% due 03/22/2013	576	576
6.739% due 03/22/2013	2,972	2,973

General Motors Acceptance Corp.
7.725% due 11/17/2013	4,000	4,036

Georgia-Pacific Corp.
7.340% due 12/20/2012	6,333	6,373
7.364% due 12/20/2012	597	600

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	$5,000	$5,048

Hanesbrands, Inc.
7.070% due 10/15/2013	276	278
7.610% due 10/15/2013	3,429	3,454

Hawaiian Telcom Communications, Inc.
7.600% due 04/30/2012	5,000	5,007

HCA, Inc.
7.114% due 11/17/2012	1,000	1,008
7.614% due 11/14/2013	10,000	10,097

Headwaters, Inc.
7.320% due 04/30/2011	734	737

Health Management Associates, Inc.
7.070% due 01/16/2014	4,000	4,017

HealthSouth Corp.
8.620% due 02/02/2013	3,474	3,496

Hercules, Inc.
6.820% due 10/08/2010	532	534
8.750% due 10/08/2010	2	1

Hertz Corp.
5.350% due 12/21/2012	447	451
7.070% due 12/21/2012	2,504	2,526

Hilton Hotels Corp.
6.711% due 02/22/2013	2,135	2,137
6.716% due 02/22/2013	852	852

Idearc, Inc.
7.320% due 11/09/2014	8,000	8,058

Ineos Group Holdings PLC
7.580% due 10/07/2013	2,227	2,262
8.080% due 10/07/2014	2,227	2,270

Jarden Corp.
7.117% due 01/21/2012	3,302	3,314

Jean Coutu Group, Inc.
7.875% due 07/30/2011	1,669	1,673

K&F Acquisition, Inc.
7.320% due 11/18/2012	1,190	1,193

Kinetic Concepts, Inc.
7.120% due 08/11/2010	687	689

Lukoil Finance Ltd.
6.020% due 01/11/2009	10,000	9,947

Mediacom Communications Corp.
7.100% due 02/28/2014	545	546
7.110% due 02/28/2014	727	729
7.120% due 02/28/2014	727	729

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	5,955	5,967

Nalco Co.
7.070% due 11/01/2010	437	440
7.100% due 11/04/2010	411	414
7.140% due 11/01/2010	416	419

Neiman-Marcus Group, Inc.
7.346% due 03/13/2013	2,927	2,956

Nortek, Inc.
7.350% due 08/24/2011	1,960	1,971

Novelis, Inc.
7.610% due 01/07/2012	1,005	1,008

NRG Energy, Inc.
7.350% due 09/30/2012	3,000	3,024

OAO Rosneft Oil Co.
6.000% due 09/17/2009	5,000	4,984

PanAmSat Corp.
7.485% due 06/30/2011	772	779
7.860% due 06/30/2013	1,643	1,660

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Penn National Gaming, Inc.
7.110% due 05/26/2012	$2,962	$2,986

Polypore Inc.
8.320% due 11/12/2011	442	445

Primedia, Inc.
7.570% due 09/30/2013	1,188	1,189

Qwest Corp.
6.950% due 06/30/2010	2,000	2,060

Reliant Energy, Inc.
5.187% due 12/01/2010	857	865
7.695% due 12/01/2010	1,143	1,153

Renal Advantage, Inc.
7.850% due 10/06/2012	3,980	4,020

Rental Service Corp.
7.070% due 11/21/2013	2,070	2,082
7.100% due 11/21/2013	1,920	1,931

Rexel S.A.
8.070% due 01/20/2013	1,365	1,374
8.570% due 04/10/2014	1,365	1,380

Reynolds American, Inc.
7.104% due 05/11/2012	1,371	1,384
7.125% due 05/11/2012	1,048	1,058
7.125% due 05/31/2012	62	62

RH Donnelley, Inc.
6.830% due 06/30/2011	626	626
6.850% due 09/09/2010	577	578
6.850% due 06/30/2011	469	470
6.860% due 06/30/2011	1,721	1,723
6.870% due 06/30/2011	1,538	1,540
6.880% due 09/09/2010	1,007	1,008

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	15	15
8.090% due 11/01/2011	5,935	5,989

Sandridge Energy, Inc.
6.000% due 04/01/2014	4,775	4,850

Shackleton Re Ltd.
12.875% due 08/01/2008	2,000	2,000
13.371% due 08/01/2008	500	507

Simmons Bedding Co.
7.375% due 12/19/2011	378	381
7.438% due 12/19/2011	483	486

Smurfit-Stone Container Enterprises, Inc.
5.215% due 11/01/2010	87	88
7.355% due 11/01/2011	143	145
7.375% due 11/01/2010	215	217
7.375% due 11/01/2011	105	106
7.625% due 11/01/2010	93	93

Solar Capital Corp.
7.360% due 02/11/2013	2,955	2,983

Spansion LLC
8.360% due 10/30/2012	2,000	2,017

Supervalu, Inc.
6.820% due 05/26/2013	13	13
6.840% due 05/26/2013	4,987	5,009

Telcordia Technologies, Inc.
8.095% due 09/09/2012	7	7
8.110% due 09/09/2012	2,940	2,921

Telesat Canada, Inc.
2.620% due 02/14/2008	10,000	9,970

Travelport
7.864% due 08/01/2013	446	451
8.364% due 08/22/2013	4,543	4,590

UGS Corp.
7.110% due 03/31/2012	1,375	1,378
7.820% due 03/31/2012	660	661

44	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Universal City Development Partners
7.360% due 06/09/2010	$562	$566
7.360% due 06/19/2010	364	367

UPC Financing Partnership
7.370% due 03/31/2013	1,000	1,004
7.370% due 12/31/2013	1,000	1,004

VNU/Nielson Finance LLC
7.610% due 08/08/2013	4,988	5,036

Warner Chilcott Corp.
7.350% due 01/18/2012	303	305
7.360% due 01/18/2012	581	585
7.614% due 01/18/2012	527	531

Wimar Landco LLC
7.860% due 07/04/2008	5,000	5,029

WMG Acquisition Corp.
7.360% due 02/27/2011	1,727	1,735
7.360% due 02/28/2011	139	140
7.409% due 02/27/2011	87	87

Worldspan LP
8.590% due 12/07/2013	1,119	1,128
8.610% due 12/07/2013	1,125	1,133

Xerium Technologies, Inc.
7.614% due 05/18/2012	1,358	1,361

Total Bank Loan Obligations (Cost $293,969)		294,857

CORPORATE BONDS & NOTES 40.2%

BANKING & FINANCE 23.6%
American Express Bank FSB
5.380% due 06/22/2009	2,400	2,400

American Express Centurion Bank
5.319% due 05/07/2008	3,500	3,500
5.380% due 09/22/2009	2,500	2,499
5.480% due 12/17/2009	3,035	3,044

American Express Credit Corp.
5.380% due 05/19/2009	4,950	4,950

American Honda Finance Corp.
5.350% due 08/05/2008	2,400	2,401
5.400% due 03/09/2009	2,000	2,005

American International Group, Inc.
5.350% due 06/23/2008	6,400	6,401
5.370% due 06/16/2009	15,000	15,008
5.400% due 01/29/2010	27,500	27,532
5.470% due 10/18/2011	12,800	12,815

ANZ National International Ltd.
5.400% due 08/07/2009	2,500	2,500

ASIF Global Financing XXVIII
5.400% due 05/03/2007	2,200	2,200

Atlantic & Western Re Ltd.
15.360% due 11/15/2010	1,500	1,527

Banco Mercantil del Norte S.A.
5.875% due 02/17/2014	500	497

Banco Nacional de Comercio Exterior SNC
3.875% due 01/21/2009	2,630	2,558

Banco Santander Chile
5.690% due 12/09/2009	5,500	5,556

Bank of America Corp.
5.360% due 06/19/2009	2,500	2,504
5.360% due 09/25/2009	11,000	11,016
5.370% due 11/06/2009	3,300	3,299

Bank of America N.A.
5.350% due 12/18/2008	12,900	12,895
5.360% due 07/25/2008	17,100	17,106
5.360% due 02/27/2009	22,600	22,611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.400% due 12/18/2009	$44,300	$44,343

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	14,300	14,329
5.590% due 01/31/2011	7,500	7,517
5.610% due 09/09/2009	1,680	1,687
5.660% due 01/30/2009	20,700	20,800
5.948% due 09/27/2007	650	652

C5 Capital SPV Ltd.
6.196% due 12/01/2049	500	501

C10 Capital SPV Ltd.
6.722% due 12/01/2049	4,400	4,347

Calabash Re II Ltd.
16.255% due 01/08/2010	3,000	3,131

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	7,000	7,006
5.410% due 08/11/2009	6,900	6,897
5.410% due 10/09/2009	10,000	10,004
5.420% due 05/18/2009	5,000	5,006

CIT Group, Inc.
5.420% due 12/19/2007	5,100	5,104
5.510% due 08/15/2008	2,000	2,004
5.510% due 01/30/2009	21,850	21,888
5.580% due 05/18/2007	100	100
5.580% due 09/20/2007	7,000	7,008

Citigroup, Inc.
5.380% due 12/28/2009	50,000	50,006
5.388% due 12/26/2008	6,600	6,605
5.450% due 05/18/2011	5,000	5,009
5.510% due 05/18/2010	5,000	5,017

Colvis Finance
8.000% due 02/02/2009	5,500	5,645

DnB NORBank ASA
5.430% due 10/13/2009	5,800	5,803

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,458

Export-Import Bank of Korea
4.125% due 02/10/2009	3,149	3,093
4.250% due 11/27/2007	9,042	8,973
4.250% due 11/06/2008	1,714	1,688
4.500% due 08/12/2009	5,500	5,423
5.600% due 11/16/2010	7,500	7,513

Ford Motor Credit Co.
6.930% due 01/15/2010	2,500	2,463
7.250% due 10/25/2011	10,250	9,971
7.375% due 02/01/2011	7,890	7,766
8.000% due 12/15/2016	10	10
8.110% due 01/13/2012	5,000	4,893
8.360% due 11/02/2007	5,000	5,056

Foundation Re II Ltd.
12.110% due 11/26/2010	3,700	3,767

Gazinvest Luxembourg S.A. for Gazprombank
7.250% due 10/30/2008	7,000	7,184

General Electric Capital Corp.
5.370% due 03/12/2010	13,000	12,997
5.388% due 03/04/2008	2,500	2,503
5.390% due 03/16/2009	3,000	3,001
5.390% due 10/26/2009	4,700	4,699
5.420% due 05/10/2010	8,500	8,506
5.420% due 10/06/2010	25,000	25,003
5.430% due 08/15/2011	23,500	23,493
5.460% due 04/30/2009	1,500	1,502
5.530% due 07/27/2012	9,800	9,825
5.540% due 11/21/2011	4,500	4,518
5.615% due 09/15/2014	450	453

General Motors Acceptance Corp.
6.125% due 08/28/2007	4,000	3,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Genworth Global Funding Trusts
5.415% due 02/10/2009	$2,400	$2,403

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	8,500	8,500
5.440% due 12/22/2008	13,700	13,721
5.440% due 06/23/2009	4,700	4,702
5.440% due 11/16/2009	9,000	9,008
5.450% due 11/10/2008	4,000	4,006
5.460% due 07/29/2008	6,300	6,310
5.548% due 03/02/2010	2,500	2,510
5.690% due 07/23/2009	4,135	4,159
5.760% due 10/07/2011	2,000	2,021

HBOS Treasury Services PLC
5.320% due 07/17/2008	2,000	2,002
5.400% due 12/08/2010	35,000	35,033

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	2,000	2,107

Hipotecaria Su Casita S.A.
8.500% due 10/04/2016	8,075	8,641

HSBC Bank USA N.A.
5.420% due 09/21/2007	1,400	1,401

HSBC Finance Corp.
5.360% due 05/21/2008	6,300	6,304
5.420% due 10/21/2009	6,400	6,402
5.435% due 03/12/2010	4,900	4,903
5.485% due 09/15/2008	8,380	8,399
5.488% due 12/05/2008	4,000	4,010
5.610% due 05/10/2010	10,000	10,050
5.640% due 11/16/2009	7,000	7,041
6.538% due 11/13/2007	3,200	3,215

Hutchison Whampoa Finance CI Ltd.
6.950% due 08/01/2007	1,500	1,507

ICICI Bank Ltd.
5.900% due 01/12/2010	8,500	8,516
7.550% due 08/15/2007	1,481	1,496

Industry & Construction Bank St. Petersburg OJSC
6.875% due 07/29/2008	2,100	2,130

Intergas Finance BV
6.875% due 11/04/2011	900	928

International Lease Finance Corp.
5.760% due 01/15/2010	4,500	4,533

John Deere Capital Corp.
5.410% due 04/15/2008	5,300	5,304

JPMorgan Chase & Co.
5.370% due 06/26/2009	3,300	3,300
5.400% due 12/22/2008	2,000	2,002
5.426% due 06/25/2010	13,500	13,501

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,000	2,001
5.400% due 12/23/2008	11,600	11,602
5.450% due 10/22/2008	6,700	6,709
5.450% due 01/23/2009	4,400	4,404
5.460% due 08/21/2009	35,000	35,022
5.460% due 11/16/2009	7,000	7,002

Malaysia Global Sukuk, Inc.
6.320% due 07/03/2007	8,350	8,362

MBNA Europe Funding PLC
5.430% due 09/07/2007	5,000	5,003

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	4,900	4,900
5.400% due 10/23/2008	4,300	4,301
5.450% due 01/30/2009	4,900	4,906
5.450% due 08/14/2009	12,000	12,006

Morgan Stanley
5.360% due 11/21/2008	5,500	5,500
5.470% due 02/09/2009	4,500	4,506
5.485% due 01/18/2008	2,000	2,002

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.600% due 01/22/2009	$10,500	$10,509
5.610% due 01/18/2011	5,000	5,018
5.640% due 01/15/2010	3,500	3,519

Mystic Re Ltd.
11.660% due 12/05/2008	2,500	2,525
14.360% due 12/05/2008	1,900	1,914

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.380% due 09/11/2009	10,400	10,413
5.435% due 08/19/2009	5,000	5,002

Osiris Capital PLC
10.360% due 01/15/2010	2,000	2,011

Pemex Finance Ltd.
8.020% due 05/15/2007	417	417
9.690% due 08/15/2009	650	686

Petroleum Export Ltd.
5.265% due 06/15/2011	4,729	4,650

Petroleum Export Ltd. II
6.340% due 06/20/2011	2,631	2,599

RBS Capital Trust III
5.512% due 09/29/2049	3,700	3,646

Redwood Capital IX Ltd.
12.114% due 01/09/2008	4,100	4,142

Residential Reinsurance 2004 Ltd.
11.310% due 06/08/2007	1,400	1,401
14.860% due 06/08/2007	5,000	5,049

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	1,000	1,035

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	7,000	7,007
5.410% due 09/19/2008	1,100	1,102

Shackleton Re Ltd.
13.360% due 02/07/2008	500	508

Sistema Finance S.A.
10.250% due 04/14/2008	1,500	1,566

SLM Corp.
5.440% due 01/25/2008	9,000	9,008
5.500% due 07/27/2009	21,250	21,265
5.560% due 01/26/2009	5,700	5,716
5.570% due 07/25/2008	500	501

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,524

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	7,900	7,905

Universal City Florida Holding Co. I
10.110% due 05/01/2010	3,200	3,316

Ventas Realty LP
6.750% due 06/01/2010	3,000	3,097
8.750% due 05/01/2009	5,758	6,132

Vita Capital III Ltd.
6.466% due 01/01/2011	9,300	9,313

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	28,900	28,936
6.100% due 09/21/2007	32,300	32,351
8.260% due 07/30/2007	2,200	2,224

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	14,900	14,896
5.360% due 02/23/2009	22,000	21,991
5.390% due 03/23/2009	2,500	2,501

Wachovia Corp.
5.410% due 10/28/2008	2,000	2,002
5.475% due 03/15/2011	5,000	5,011
5.490% due 10/15/2011	8,700	8,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo & Co.
5.410% due 03/23/2010	$5,000	$5,004
5.450% due 01/24/2012	30,000	30,019
5.455% due 09/15/2009	4,900	4,912
5.460% due 01/12/2011	9,400	9,418

Wells Fargo Capital X
5.950% due 12/15/2036	1,700	1,643

Westpac Banking Corp.
5.280% due 06/06/2008	7,800	7,801

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002
5.473% due 03/02/2009	5,800	5,819

		1,226,015

INDUSTRIALS 10.8%
Abitibi-Consolidated Co. of Canada
8.855% due 06/15/2011	2,350	2,274

Albertson’s, Inc.
6.950% due 08/01/2009	10,000	10,328

Anadarko Petroleum Corp.
5.755% due 09/15/2009	11,000	11,031

Aramark Corp.
8.500% due 02/01/2015	1,600	1,672
8.860% due 02/01/2015	5,000	5,162

Boise Cascade LLC
8.235% due 10/15/2012	3,000	3,026

Bowater, Inc.
8.355% due 03/15/2010	2,500	2,519
9.000% due 08/01/2009	3,000	3,158

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	1,000	1,008

C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,000	991

Cablevision Systems Corp.
9.870% due 04/01/2009	6,600	7,029

Caesars Entertainment, Inc.
7.500% due 09/01/2009	5,000	5,228
8.875% due 09/15/2008	4,500	4,702

CCO Holdings LLC
9.480% due 12/15/2010	4,000	4,090

Celestica, Inc.
7.875% due 07/01/2011	2,000	1,945

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	5,000	5,270

Comcast Corp.
5.900% due 03/15/2016	2,900	2,955

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,035

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	6,000	6,005

Corrections Corp. of America
7.500% due 05/01/2011	1,500	1,549

Cox Communications, Inc.
5.905% due 12/14/2007	6,000	6,019

CSC Holdings, Inc.
7.250% due 07/15/2008	1,450	1,477
7.875% due 12/15/2007	351	356

CSN Iron S.A.
9.125% due 06/01/2007	1,000	1,010

CSN Islands VII Corp.
10.750% due 09/12/2008	8,286	9,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	$10,000	$10,023
5.770% due 03/13/2009	4,300	4,315
5.810% due 08/03/2009	4,400	4,421
5.820% due 09/10/2007	5,200	5,209

Delhaize America, Inc.
8.125% due 04/15/2011	5,000	5,494

Dex Media West LLC
9.875% due 08/15/2013	2,600	2,850

Diageo Finance BV
5.470% due 03/30/2009	2,500	2,503

Digicel Group Ltd.
9.125% due 01/15/2015	900	864

DirecTV Holdings LLC
8.375% due 03/15/2013	3,858	4,085

Dura Operating Corp.
8.625% due 04/15/2012	500	132

EchoStar DBS Corp.
6.375% due 10/01/2011	12,100	12,206

El Paso Corp.
6.500% due 06/01/2008	5,065	5,128
7.750% due 06/15/2010	650	696

Enterprise Products Operating LP
4.000% due 10/15/2007	250	248

Equistar Chemicals LP
8.750% due 02/15/2009	10,000	10,475
10.125% due 09/01/2008	4,000	4,230

FedEx Corp.
5.440% due 08/08/2007	4,200	4,203

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	4,000	4,215

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	1,600	1,610
9.125% due 12/15/2014 (b)	2,400	2,394
9.230% due 12/15/2014	15,000	15,038

Fund American Cos., Inc.
5.875% due 05/15/2013	1,000	1,002

Gazstream S.A. for OAO Gazprom
5.625% due 07/22/2013	2,599	2,601

General Electric Co.
5.380% due 12/09/2008	6,000	6,007

General Mills, Inc.
5.490% due 01/22/2010	8,000	8,011

Georgia-Pacific Corp.
7.000% due 01/15/2015	4,650	4,696
7.700% due 06/15/2015	3,875	3,991

Goodyear Tire & Rubber Co.
9.140% due 12/01/2009	3,000	3,026

Graphic Packaging International
8.500% due 08/15/2011	5,500	5,748

Hanesbrands, Inc.
8.735% due 12/15/2014	7,000	7,166

HCA, Inc.
9.000% due 12/15/2014	540	538
9.250% due 11/15/2016	360	389

Hilton Hotels Corp.
7.625% due 05/15/2008	2,000	2,050

HJ Heinz Co.
6.428% due 12/01/2008	900	916

Home Depot, Inc.
5.475% due 12/16/2009	2,500	2,505

Host Marriott LP
6.750% due 06/01/2016	2,400	2,430

46	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Intelsat Bermuda Ltd.
5.250% due 11/01/2008	$5,000	$4,944

JC Penney Corp., Inc.
7.950% due 04/01/2017	2,400	2,729

JetBlue Airways Corp.
8.460% due 05/15/2010	1,541	1,550

Kansas City Southern Railway
9.500% due 10/01/2008	11,562	12,169

L-3 Communications Corp.
7.625% due 06/15/2012	4,715	4,880

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,154
10.250% due 08/01/2007	2,000	2,035

Meritor Automotive, Inc.
6.800% due 02/15/2009	1,609	1,621

MGM Mirage
8.375% due 02/01/2011	2,500	2,644
9.750% due 06/01/2007	8,975	9,065

Mirage Resorts, Inc.
6.750% due 08/01/2007	500	503
6.750% due 02/01/2008	1,500	1,515

Mosaic Co.
7.625% due 12/01/2016	550	583

Nalco Co.
7.750% due 11/15/2011	3,000	3,090
8.875% due 11/15/2013	2,000	2,135

Newfield Exploration Co.
7.450% due 10/15/2007	1,500	1,519

Nortel Networks Ltd.
9.610% due 07/15/2011	4,400	4,730

Oracle Corp.
5.590% due 01/13/2009	2,000	2,003

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	2,920	3,088
8.875% due 02/15/2009	11,895	12,192

Pemex Project Funding Master Trust
5.948% due 12/03/2012	1,200	1,210
6.655% due 06/15/2010	22,000	22,546
7.160% due 10/15/2009	3,600	3,724
8.500% due 02/15/2008	4,800	4,919
8.850% due 09/15/2007	2,800	2,845

Qwest Communications International, Inc.
8.860% due 02/15/2009	7,850	7,968

Roseton
7.270% due 11/08/2010	1,500	1,535

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,019

Salomon Brothers AG for OAO Gazprom
9.125% due 04/25/2007	14,600	14,701
10.500% due 10/21/2009	46,300	52,030

Salomon Brothers AG for Tyumen Oil Co.
11.000% due 11/06/2007	6,700	6,924

Seminole Hard Rock Entertainment, Inc.
7.848% due 03/15/2014	2,000	2,050

Service Corp. International
6.500% due 03/15/2008	2,115	2,136
7.700% due 04/15/2009	6,005	6,275

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	3,200	3,203

Southern Natural Gas Co.
6.125% due 09/15/2008	1,500	1,523
6.700% due 10/01/2007	1,700	1,718

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sungard Data Systems, Inc.
3.750% due 01/15/2009	$5,144	$4,964

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	900	896

Time Warner, Inc.
5.590% due 11/13/2009	14,400	14,433

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	7,000	7,052
6.640% due 04/15/2008	1,000	1,002

Transocean, Inc.
5.548% due 09/05/2008	3,300	3,305

TRW Automotive, Inc.
7.000% due 03/15/2014	3,500	3,448

United Airlines, Inc.
6.071% due 03/01/2013	947	953
6.201% due 03/01/2010	2,116	2,133

Vale Overseas Ltd.
6.250% due 01/23/2017	2,900	2,969

Verso Paper Holdings LLC
9.110% due 08/01/2014	6,000	6,180

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	10,300	10,296

Walt Disney Co.
5.440% due 09/10/2009	8,500	8,517

Williams Cos., Inc.
6.375% due 10/01/2010	22,250	22,667

Xerox Corp.
6.100% due 12/18/2009	3,000	3,035
9.750% due 01/15/2009	5,000	5,387

		558,977

UTILITIES 5.8%
AES Corp.
8.750% due 05/15/2013	15,740	16,842

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,996

Alabama Power Co.
5.610% due 04/23/2007	100	100

America Movil S.A. de C.V.
5.448% due 06/27/2008	22,675	22,701
5.500% due 03/01/2014	875	868
5.750% due 01/15/2015	850	855
5.985% due 04/27/2007	1,300	1,303

American Electric Power Co., Inc.
4.709% due 08/16/2007	4,000	3,989

Appalachian Power Co.
5.680% due 06/29/2007	400	400

AT&T Corp.
7.300% due 11/15/2011	473	514

AT&T, Inc.
5.450% due 05/15/2008	6,000	6,006
5.460% due 02/05/2010	28,100	28,140

BellSouth Corp.
5.460% due 08/15/2008	16,500	16,515

Citizens Communications Co.
7.625% due 08/15/2008	3,480	3,602

CMS Energy Corp.
7.500% due 01/15/2009	5,000	5,156
8.900% due 07/15/2008	4,010	4,181
9.875% due 10/15/2007	4,785	4,911

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	3,500	3,509

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.540% due 11/14/2008	$2,000	$2,002
5.650% due 09/28/2007	5,000	5,003
5.687% due 05/15/2008	2,400	2,406

Duke Energy Corp.
4.500% due 04/01/2010	2,500	2,465

Edison Mission Energy
7.730% due 06/15/2009	1,500	1,560

Empresa Brasileira de Telecom S.A.
11.000% due 12/15/2008	3,600	3,942

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,000	4,902
5.760% due 12/01/2009	7,400	7,396
6.090% due 12/08/2008	3,000	3,009

Florida Power Corp.
5.760% due 11/14/2008	5,000	5,002

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	7,925	8,222
8.625% due 11/14/2011	1,100	1,192

Korea Electric Power Corp.
4.250% due 09/12/2007	6,900	6,861
6.100% due 12/20/2007	500	502

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,163

Midwest Generation LLC
8.300% due 07/02/2009	3,829	3,935

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	4,000	4,380

Mobile Telesystems Finance S.A.
9.750% due 01/30/2008	6,500	6,710

Nextel Communications, Inc.
6.875% due 10/31/2013	10,000	10,255

NiSource Finance Corp.
5.930% due 11/23/2009	3,500	3,506

Progress Energy, Inc.
7.100% due 03/01/2011	1,585	1,693

PSEG Energy Holdings LLC
8.500% due 06/15/2011	3,000	3,255
8.625% due 02/15/2008	6,814	6,976
10.000% due 10/01/2009	3,000	3,289

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	6,520	6,585
7.000% due 08/03/2009	10,000	10,175

Qwest Corp.
5.625% due 11/15/2008	7,000	7,035
7.500% due 06/15/2023	1,500	1,532
8.605% due 06/15/2013	1,500	1,643
8.875% due 03/15/2012	2,000	2,220

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	960	943

Rogers Wireless, Inc.
8.480% due 12/15/2010	9,750	9,969

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,800	1,834
8.000% due 06/01/2008	4,600	4,738

Southern California Edison Co.
5.415% due 12/13/2007	3,000	3,001
7.625% due 01/15/2010	2,500	2,661

TECO Energy, Inc.
7.500% due 06/15/2010	3,846	4,096

Telefonos de Mexico S.A. de C.V.
4.500% due 11/19/2008	5,000	4,963
5.500% due 01/27/2015	850	839

TXU Electric Delivery Co.
5.725% due 09/16/2008	4,000	4,001

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  Floating Income Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TXU Energy Co. LLC
5.850% due 09/16/2008	$4,000	$4,001

Verizon Global Funding Corp.
6.875% due 06/15/2012	5,000	5,373

		300,823

Total Corporate Bonds & Notes (Cost $2,077,866)		2,085,815

U.S. GOVERNMENT AGENCIES 11.5%
Fannie Mae
4.259% due 02/01/2035	761	763
5.460% due 04/25/2035	125	126
5.500% due 12/01/2033 - 04/01/2037	79,937	79,114
6.000% due 10/01/2035 - 04/01/2037	220,610	222,298
6.133% due 06/01/2043	4,016	4,070

Federal Home Loan Bank
3.550% due 07/02/2010	3,000	2,888
5.189% due 03/18/2008	250,000	250,093
5.500% due 03/02/2009	15,000	15,000

Freddie Mac
4.000% due 04/15/2022 - 12/15/2024	3,153	3,112
4.500% due 07/15/2018	2,800	2,756
5.000% due 06/15/2016 - 09/15/2024	4,463	4,446
6.133% due 10/25/2044	9,012	9,091

Total U.S. Government Agencies (Cost $593,148)		593,757

MORTGAGE-BACKED SECURITIES 5.1%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	682	682

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	3,560	3,560

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	3,701	3,704

Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	964	951

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	7,726	7,729

Commercial Mortgage Pass-Through Certificates
5.420% due 04/15/2017	5,694	5,698

Countrywide Alternative Loan Trust
5.390% due 10/25/2046	2,740	2,742
5.480% due 02/25/2047	1,897	1,894
5.500% due 01/25/2046	5,200	5,193
5.983% due 02/25/2036	1,434	1,439

Countrywide Home Loan Mortgage Pass-Through Trust
5.550% due 05/25/2035	493	493

CS First Boston Mortgage Securities Corp.
4.666% due 03/15/2036	12,000	11,760
4.938% due 12/15/2040	6,584	6,559

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	2,192	2,193
5.400% due 02/25/2037	2,908	2,910
5.400% due 03/25/2037	3,605	3,609

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	18,000	18,441

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	4,089	4,093
5.400% due 01/25/2047	4,978	4,979

Greenwich Capital Commercial Funding Corp.
4.791% due 04/10/2037	6,324	6,289

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	$14,404	$14,414

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	2,020	2,023
5.450% due 04/19/2038	3,336	3,332
5.510% due 01/19/2038	29,322	29,365
5.560% due 03/19/2037	9,477	9,500

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	3,009	3,011

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,306	1,306
5.420% due 01/25/2037	1,618	1,620

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	3,704	3,693

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	5,632	5,636

Morgan Stanley Capital I
5.380% due 10/15/2020	15,545	15,545

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	1,823	1,837

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	6,301	6,296
5.540% due 05/25/2036	4,695	4,703

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,210	1,211
5.430% due 01/25/2037	4,325	4,329

Thornburg Mortgage Securities Trust
5.420% due 03/25/2037	11,820	11,809
5.430% due 12/25/2036	7,979	7,978

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	31,881	31,901

Washington Mutual, Inc.
4.229% due 03/25/2034	859	851
5.630% due 01/25/2045	379	379
5.663% due 01/25/2047	1,974	1,975
5.983% due 02/25/2046	4,435	4,448
6.183% due 11/25/2042	898	903

Total Mortgage-Backed Securities (Cost $262,554)		262,983

ASSET-BACKED SECURITIES 6.4%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	2,853	2,854

ACE Securities Corp.
5.400% due 02/25/2036	365	366

American Express Credit Account Master Trust
5.320% due 01/18/2011	5,752	5,749
5.430% due 11/16/2009	2,100	2,101

Argent Securities, Inc.
5.360% due 06/25/2036	1,095	1,095
5.370% due 10/25/2036	2,757	2,759
5.390% due 04/25/2036	1,083	1,084
5.400% due 03/25/2036	311	312

Asset-Backed Funding Certificates
5.360% due 09/25/2036	1,164	1,165
5.380% due 01/25/2037	5,049	5,052
5.670% due 06/25/2034	5,127	5,141

Asset-Backed Securities Corp. Home Equity
5.370% due 12/25/2036	3,544	3,546

Bank One Issuance Trust
5.430% due 02/15/2011	2,100	2,105

Bear Stearns Asset-Backed Securities, Inc.
5.390% due 12/25/2036	1,857	1,857
5.400% due 12/25/2035	366	367

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Carrington Mortgage Loan Trust
5.370% due 10/25/2036	$3,632	$3,633
5.370% due 01/25/2037	2,490	2,491
5.385% due 07/25/2036	791	791
5.640% due 10/25/2035	3,300	3,308

Chase Credit Card Master Trust
5.440% due 02/15/2010	1,000	1,001

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	2,000	2,003

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	2,753	2,754
5.360% due 12/25/2036	2,262	2,263
5.380% due 01/25/2037	1,925	1,926
5.390% due 01/25/2037	5,139	5,137
5.430% due 08/25/2036	2,000	2,000

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	3,634	3,637
5.370% due 03/25/2037	1,421	1,422
5.370% due 05/25/2037	15,227	15,234
5.370% due 07/25/2037	3,830	3,832
5.370% due 08/25/2037	1,143	1,143
5.370% due 12/25/2046	3,784	3,786
5.370% due 03/25/2047	2,582	2,595
5.380% due 03/25/2037	1,855	1,856
5.380% due 09/25/2046	2,572	2,573
5.390% due 06/25/2036	974	975
5.390% due 07/25/2036	725	726
5.390% due 08/25/2036	786	787
5.400% due 06/25/2037	2,399	2,400
5.510% due 06/25/2036	2,200	2,203

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	2,466	2,468
5.410% due 12/25/2037	2,306	2,305

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	912	912

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,895	1,896

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	3,580	3,583
5.360% due 01/25/2038	3,602	3,604
5.370% due 11/25/2036	4,051	4,053
5.390% due 12/25/2037	3,101	3,103
5.460% due 05/25/2035	546	546

First NLC Trust
5.440% due 02/25/2036	783	784

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	99	99

Fremont Home Loan Trust
5.380% due 01/25/2037	2,852	2,851

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	1,608	1,609

GS Mortgage Securities Corp.
5.430% due 06/25/2035	1,761	1,760

GSAMP Trust
5.360% due 10/25/2036	812	812
5.410% due 11/25/2035	823	823
5.420% due 01/25/2047	3,272	3,273

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,896	1,897

Home Equity Asset Trust
5.380% due 05/25/2037	1,953	1,954

Home Equity Mortgage Trust
5.410% due 05/25/2036	245	245
5.430% due 02/25/2036	356	356

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	3,629	3,631
5.342% due 11/15/2007	1,010	1,010

48	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$2,556	$2,555

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	3,954	3,956
5.400% due 12/25/2035	896	897

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	4,078	4,079
5.420% due 03/25/2036	530	530

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	771	771
5.370% due 10/25/2036	3,515	3,514

Lehman XS Trust
5.390% due 05/25/2046	2,897	2,899
5.400% due 08/25/2046	4,372	4,375

Long Beach Mortgage Loan Trust
5.360% due 07/25/2036	1,233	1,233
5.390% due 03/25/2036	428	428
5.410% due 01/25/2036	482	482
5.600% due 10/25/2034	1,903	1,906

MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037	2,751	2,752
5.380% due 11/25/2036	4,168	4,171
5.430% due 11/25/2035	1,088	1,089

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	5,100	5,110

Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037	1,048	1,049
5.390% due 08/25/2036	13,354	13,353
5.390% due 02/25/2037	863	864
5.400% due 09/25/2037	4,771	4,773

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	3,694	3,696
5.370% due 10/25/2036	3,972	3,974
5.370% due 11/25/2036	5,174	5,177

Morgan Stanley Capital I
5.390% due 02/25/2036	1,090	1,091
5.440% due 02/25/2036	3,300	3,303

Nationstar Mortgage LLC
5.380% due 03/25/2037	2,925	2,927

Nelnet Student Loan Trust
5.146% due 09/25/2012	4,764	4,761

New Century Home Equity Loan Trust
5.500% due 05/25/2036	1,300	1,300

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	594	595

Option One Mortgage Loan Trust
5.370% due 01/25/2037	2,058	2,059

Residential Asset Mortgage Products, Inc.
5.390% due 02/25/2037	2,862	2,864
5.400% due 01/25/2036	345	346
5.400% due 02/25/2036	462	462
5.400% due 07/25/2036	1,486	1,487
5.420% due 08/25/2046	2,110	2,111

Residential Asset Securities Corp.
5.360% due 08/25/2036	2,420	2,421
5.380% due 01/25/2037	2,347	2,348
5.390% due 07/25/2036	1,177	1,178
5.390% due 11/25/2036	2,805	2,807
5.390% due 02/25/2037	1,961	1,962
5.400% due 01/25/2036	499	499
5.410% due 01/25/2036	744	744
5.430% due 04/25/2037	3,100	3,101
5.440% due 04/25/2036	6,450	6,455

Saxon Asset Securities Trust
5.380% due 11/25/2036	2,191	2,192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	$3,888	$3,889
5.380% due 12/25/2036	8,249	8,252
5.400% due 11/25/2036	2,782	2,783

SLM Student Loan Trust
3.800% due 12/15/2038	4,300	4,197
5.316% due 10/27/2014	6,100	6,104
5.326% due 04/25/2014	6,700	6,705
5.330% due 07/25/2013	3,999	4,001
5.350% due 10/25/2018	2,755	2,753

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	2,878	2,878
5.400% due 01/25/2037	3,902	3,903
5.520% due 03/25/2036	2,100	2,102

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	3,889	3,890

Structured Asset Securities Corp.
5.400% due 01/25/2037	1,730	1,731
5.450% due 12/25/2035	633	633

Washington Mutual Asset-Backed Certificates
5.380% due 10/25/2036	1,871	1,872

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	2,871	2,872
5.420% due 03/25/2037	2,000	2,001

Total Asset-Backed Securities (Cost $330,697)		330,815

SOVEREIGN ISSUES 8.3%
Argentina Bonos
5.475% due 08/03/2012	92,500	66,577

Banco Nacional de Desenvolvimento Economico e Social
5.667% due 06/16/2008	29,627	29,375

Banque Centrale de Tunisie
7.500% due 09/19/2007	3,000	3,038

Brazilian Government International Bond
7.875% due 03/07/2015	175	200
8.875% due 10/14/2019	50	63
10.000% due 08/07/2011	1,950	2,296
10.500% due 07/14/2014	1,150	1,481

Chile Government International Bond
5.760% due 01/28/2008	6,461	6,475

Development Bank of Kazakhstan JSC
7.125% due 10/10/2007	5,087	5,154

Guatemala Government Bond
8.500% due 08/03/2007	1,700	1,720

Kazakhstan Government International Bond
11.125% due 05/11/2007	750	756

Korea Development Bank
3.875% due 03/02/2009	8,195	8,009
4.250% due 11/13/2007	9,848	9,780
4.750% due 07/20/2009	10,300	10,214
5.480% due 10/31/2008	26,100	26,079
5.490% due 04/03/2010 (a)	27,600	27,615
5.640% due 11/22/2012	7,500	7,527
5.760% due 10/20/2009	23,950	24,124

Mexico Government International Bond
6.060% due 01/13/2009	47,461	47,924

Pakistan Government International Bond
7.125% due 03/31/2016	3,400	3,487

Peru Government International Bond
6.550% due 03/14/2037	5,982	6,224

Republic of Korea
4.875% due 09/22/2014	2,000	1,953

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Russia Government International Bond
8.250% due 03/31/2010		$19,056	$20,001
10.000% due 06/26/2007		3,000	3,035
12.750% due 06/24/2028		100	182

Ukraine Government International Bond
6.875% due 03/04/2011		250	260
8.775% due 08/05/2009		48,350	51,618

Venezuela Government International Bond
5.375% due 08/07/2010		2,500	2,450
6.360% due 04/20/2011		62,300	61,770

Total Sovereign Issues (Cost $424,181)			429,387

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	2,000	2,705
6.974% due 04/08/2014		2,000	2,712

Atlas Reinsurance PLC
7.717% due 01/10/2010		3,100	4,211

Basell NV
5.942% due 09/15/2013		1,274	1,726
5.982% due 09/15/2013		579	785
6.692% due 09/15/2014		1,276	1,732
6.732% due 09/15/2014		894	1,213

Bombardier, Inc.
6.939% due 11/15/2013		3,250	4,526

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	9,910	4,440

Brazilian Government International CPI Linked Bond
6.000% due 05/15/2045		10,000	6,958
10.000% due 01/01/2012		5,000	2,276

Gaz Capital for Gazprom
5.440% due 11/02/2017	EUR	2,400	3,200
5.875% due 06/01/2015		15,000	20,780
7.800% due 09/27/2010		3,000	4,411

JSG Holding PLC
6.234% due 11/19/2013		707	953
6.234% due 11/29/2013		885	1,193
6.335% due 11/29/2013		1,122	1,512
6.343% due 11/29/2013		307	414
6.362% due 11/29/2013		359	483
6.396% due 11/29/2013		621	837
6.734% due 11/29/2014		617	833
6.757% due 11/29/2014		112	151
6.835% due 11/29/2014		409	552
6.862% due 11/29/2014		133	179
6.896% due 11/29/2014		230	311

Mizuho Bank Ltd.
1.317% due 11/24/2049	JPY	500,000	4,293

Mizuho Finance Aruba AEC
1.883% due 12/31/2049		600,000	5,217

M-Real Serla OYJ
7.764% due 12/15/2010	EUR	8,000	11,007

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		4,600	6,214
6.579% due 11/30/2014		4,600	6,230
8.250% due 05/01/2016		1,400	2,043

Pirelli Cable
6.659% due 06/23/2014		3,900	5,262

Pylon Ltd.
5.396% due 12/18/2008 (k)		4,000	5,396

Rhodia S.A.
6.507% due 10/15/2013		10,000	13,626

Royal Bank of Scotland Group PLC
6.000% due 12/06/2011	GBP	5,500	10,833

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  Floating Income Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Seat Pagine Gialle SpA
3.531% due 05/25/2012	EUR	1,899	$2,544

SigmaKalon
6.222% due 09/19/2012		2,000	2,697
6.972% due 09/19/2013		1,758	2,379

Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	700,000	5,939
0.967% due 05/25/2011		700,000	5,970

Telefonos de Mexico S.A. de C.V.
8.750% due 01/31/2016	MXN	97,600	9,669

UPC Broadband Holding BV
6.103% due 03/31/2013	EUR	1,767	2,373
6.103% due 12/31/2013		2,000	2,686

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	9,356

Weather Investments II SARL
6.124% due 06/17/2012		2,100	2,812

Wind Acquisitions SARL
6.298% due 06/17/2013		1,050	1,413
6.798% due 06/17/2014		1,050	1,416

Total Foreign Currency-Denominated Issues (Cost $180,295)			188,468

		SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		4,610	4,679

Total Preferred Stocks (Cost $4,726)			4,679

EXCHANGE-TRADED FUNDS 0.1%
Western Asset 2008
Worldwide Dollar Government Term Trust, Inc.		297,200	3,103

Total Exchange-Traded Funds (Cost $3,236)			3,103

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 22.2%

CERTIFICATES OF DEPOSIT 8.3%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	$6,500	$6,503

Bank of Ireland
5.400% due 01/15/2010	27,500	27,518

BNP Paribas
5.262% due 05/28/2008	20,800	20,807
5.262% due 07/03/2008	20,000	19,993

BNP Paribas Finance, Inc.
5.270% due 09/23/2008	23,600	23,600

Calyon Financial, Inc.
5.340% due 01/16/2009	24,400	24,400

Dexia Credit Local S.A.
5.270% due 09/29/2008	16,000	16,000

Fortis Bank NY
5.265% due 04/28/2008	4,600	4,606
5.265% due 06/30/2008	25,000	25,008
5.300% due 09/30/2008	16,200	16,200

Nordea Bank Finland PLC
5.308% due 05/28/2008	20,800	20,812

Royal Bank of Canada
5.267% due 06/30/2008	51,800	51,854

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	25,300	25,300
5.265% due 03/26/2008	34,400	34,395

Skandinav Enskilda BK
5.272% due 08/21/2008	3,000	3,000
5.275% due 08/21/2008	3,400	3,400
5.302% due 02/04/2008	3,000	3,001
5.340% due 08/21/2008	6,400	6,402
5.350% due 02/13/2009	22,300	22,312

Societe Generale NY
5.258% due 06/20/2007	3,700	3,700
5.270% due 03/25/2008	34,800	34,800
5.271% due 06/30/2008	13,000	13,005

Unicredito Italiano NY
5.358% due 05/06/2008	6,500	6,501
5.360% due 05/29/2008	17,300	17,309

		430,426

COMMERCIAL PAPER 13.8%
Fannie Mae
5.020% due 05/23/2007	10,000	9,927
5.090% due 05/30/2007	47,068	46,678

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.130% due 04/18/2007	$9,000	$8,979
5.135% due 04/04/2007	5,000	4,999
5.135% due 04/25/2007	94,900	94,589
5.135% due 06/13/2007	1,900	1,879
5.140% due 05/31/2007	1,000	992
5.140% due 06/06/2007	7,000	6,931
5.140% due 06/13/2007	4,000	3,956
5.187% due 04/25/2007	5,000	4,983

Federal Home Loan Bank
5.000% due 04/02/2007	65,800	65,773
5.135% due 04/25/2007	200,000	199,344
5.135% due 05/02/2007	141,000	140,397
5.185% due 04/04/2007	900	900

Freddie Mac
5.050% due 05/29/2007	16,900	16,762
5.055% due 04/10/2007	20,000	19,977
5.125% due 04/30/2007	500	498
5.127% due 04/16/2007	3,600	3,593
5.130% due 04/23/2007	13,000	12,961
5.135% due 06/04/2007	6,700	6,636
5.140% due 04/04/2007	1,000	1,000
5.140% due 04/05/2007	2,000	1,999
5.145% due 05/31/2007	20,100	19,930
5.145% due 06/11/2007	40,700	40,268
5.170% due 04/20/2007	300	299

		714,250

U.S. TREASURY BILLS 0.1%
4.921% due 05/31/2007 - 06/14/2007 (c)(d)(e)(g)	8,320	8,231

Total Short-Term Instruments (Cost $1,152,656)		1,152,907

PURCHASED OPTIONS (i) 0.3%

Total Purchased Options (Cost $17,469)		15,828

Total Investments (f) 103.5% (Cost $5,340,797)		$5,362,599

Written Options (j) (0.3%) (Premiums $15,520)		(14,041)

Other Assets and Liabilities (Net) (3.2%)		(165,689)

Net Assets 100.0%		$5,182,869

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,968 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,187 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $196,442 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $3,828 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2008	200	$5
Euro-Bund 10-Year Note June Futures	Long	06/2007	652	(773)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,929	(1,684)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,150	(509)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	1,991	(2,166)

				$(5,127)

50	PIMCO Funds	See Accompanying Notes

March 31, 2007

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Aries Vermoegensverwaltungs GmbH 9.600% due 10/25/2014	Sell	0.280%		10/20/2007	EUR	42,500	$144
Deutsche Bank AG	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		4,500	204
Deutsche Bank AG	Dow Jones CDX N.A. XO6 Index	Sell	2.800%		12/20/2011		30,000	1,387
JPMorgan Chase & Co.	Dow Jones ITRAX 5X0V Index	Sell	2.900%		06/20/2011		62,425	2,384
UBS Warburg LLC	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.330%		09/20/2011		5,300	39
UBS Warburg LLC	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.520%		09/20/2011		5,300	35
Wachovia Bank N.A.	France Telecom S.A. 7.250% due 01/28/2013	Sell	0.325%		09/20/2011		5,700	40
Wachovia Bank N.A.	Telecom Italia Finance S.A. 6.250% due 02/01/2012	Sell	0.525%		09/20/2011		5,700	39
ABN AMRO Bank, N. V.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	2.360%		08/24/2009		$100	5
Bank of America	Allied Waste North America, Inc. 6.500% due 11/15/2010	Sell	2.750%		09/20/2009		400	15
Bank of America	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	2.050%		09/20/2009		125	4
Bank of America	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012		28,500	256
Bank of America	Centex Corp. 5.250% due 06/15/2015	Buy	(0.890%	)	03/20/2017		7,000	406
Bank of America	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.960%	)	03/20/2017		7,000	315
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008		7,700	45
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%		02/20/2009		20,000	73
Barclays Bank PLC	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010		6,000	344
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.880%		04/20/2011		18,500	301
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	1.650%		07/20/2011		4,800	157
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.360%		08/20/2011		8,000	219
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011		8,000	222
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.690%		08/20/2011		25,000	142
Barclays Bank PLC	Celestica, Inc. 7.875% due 07/01/2011	Sell	2.850%		09/20/2011		3,200	(117)
Barclays Bank PLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		136,500	3,010
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.470%		03/20/2012		2,000	2
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		3,000	6
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.170%	)	08/20/2016		4,000	(251)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.150%	)	08/20/2016		4,000	(245)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	2.320%		12/20/2016		7,500	276
Bear Stearns & Co., Inc.	Allied Waste North America, Inc. 5.750% due 02/15/2011	Sell	1.850%		12/20/2007		1,500	16
Bear Stearns & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	1.140%		12/20/2007		1,500	1
Bear Stearns & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.240%		09/20/2009		300	2
Bear Stearns & Co., Inc.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.950%		09/20/2009		300	11
Bear Stearns & Co., Inc.	Dynegy Holdings, Inc. 9.875% due 07/15/2010	Sell	2.350%		12/20/2009		1,500	62
Bear Stearns & Co., Inc.	Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/2011	Sell	1.760%		12/20/2009		1,500	1
Bear Stearns & Co., Inc.	Wells Fargo & Co. 6.250% due 04/15/2008	Sell	0.160%		06/20/2011		10,000	24
Bear Stearns & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.780%		09/20/2011		10,000	376
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011		40,000	527
BNP Paribas Bank	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011		14,700	40
Citibank N.A.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.900%		09/20/2007		100	1
Citibank N.A.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		8,995	230
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.180%		12/20/2011		16,300	(397)
Citibank N.A.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.700%		03/20/2012		5,000	(261)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.940%		03/20/2012		18,000	(653)
Citibank N.A.	General Motors Corp. 7.125% due 07/15/2013	Sell	3.320%		03/20/2012		25,000	(1,026)
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.450%		09/20/2008		360	5
Credit Suisse First Boston	AES Corp. 9.500% due 06/01/2009	Sell	3.850%		09/20/2009		250	14
Credit Suisse First Boston	Allied Waste North America, Inc. 6.125% due 02/15/2014	Sell	2.460%		09/20/2009		125	4
Credit Suisse First Boston	Delhaize America, Inc. 8.125% due 04/15/2011	Sell	1.400%		09/20/2009		125	3
Credit Suisse First Boston	TECO Energy, Inc. 7.200% due 05/01/2011	Sell	2.050%		09/20/2009		100	4
Credit Suisse First Boston	AT&T Corp. 9.050% due 11/15/2011	Sell	1.300%		12/20/2009		1,000	33
Credit Suisse First Boston	Select Aggregate Market Index (SAMI)	Sell	2.150%		12/20/2009		360	5

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Floating Income Fund   (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston	Edison Mission Energy 7.730% due 06/15/2009	Sell	1.800%		09/20/2011	$10,000	$225
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	15,000	564
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.300%		09/20/2011	1,500	(16)
Credit Suisse First Boston	HCA, Inc. 9.125% due 11/15/2014	Sell	1.700%		03/20/2012	10,000	(3)
Credit Suisse First Boston	Dow Jones CDX N.A. HY8 Index	Sell	1.750%		06/20/2012	55,000	563
Deutsche Bank AG	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	4.200%		05/20/2009	17,000	866
Deutsche Bank AG	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	4,500	7
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.840%		07/20/2011	25,000	1,206
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	1,000	9
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	16,000	425
Deutsche Bank AG	El Paso Corp. 7.875% due 06/15/2012	Sell	1.820%		09/20/2011	5,000	196
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.130%		09/20/2011	25,000	797
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	25,000	197
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	67,000	742
Deutsche Bank AG	Uraguay Government International Bond 7.875% due 01/15/2033	Sell	1.050%		01/20/2012	34,000	2
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		11/20/2016	25,000	852
Goldman Sachs & Co.	TECO Energy, Inc. 7.000% due 05/01/2012	Sell	1.690%		09/20/2009	300	11
Goldman Sachs & Co.	TRW Automotive, Inc. 9.375% due 02/15/2013	Sell	2.150%		09/20/2009	250	6
Goldman Sachs & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	15,000	923
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	1,700	62
Goldman Sachs & Co.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	69,200	186
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	2.200%		09/20/2011	10,000	376
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	25,000	23
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Sell	0.400%		12/20/2011	75,000	(87)
Goldman Sachs & Co.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(1.120%	)	03/20/2017	7,000	461
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	600	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.220%		07/20/2007	21,000	13
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	900	3
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,200	33
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	5,850	198
JPMorgan Chase & Co.	Stone Container Finance 7.375% due 07/15/2014	Sell	2.300%		12/20/2009	300	4
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.290%		01/20/2010	20,000	9
JPMorgan Chase & Co.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	12,000	913
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.420%		04/20/2011	12,000	432
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	5,000	49
JPMorgan Chase & Co.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	80,000	1,139
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.190%	)	08/20/2016	4,000	(257)
JPMorgan Chase & Co.	Cemex SAB de C.V. 9.625% due 10/01/2009	Sell	1.050%		12/20/2016	2,900	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	6,350	473
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.220%		03/20/2011	40,000	902
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.750%		04/20/2011	7,900	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	32,100	594
Lehman Brothers, Inc.	Telefonos de Mexico S.A. de C.V. 4.500% due 11/19/2008	Buy	(0.550%	)	04/20/2011	7,900	(91)
Lehman Brothers, Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.170%		06/20/2011	4,600	11
Lehman Brothers, Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.170%		06/20/2011	4,700	11
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	11,200	43
Lehman Brothers, Inc.	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.220%		06/20/2011	4,900	6
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.190%		08/20/2011	50,000	1,027
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.450%		08/20/2011	25,000	775
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.980%		08/20/2011	25,000	283
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.990%		08/20/2011	25,000	293
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.010%		08/20/2011	25,000	313
Lehman Brothers, Inc.	Duke Energy Corp. 6.250% due 01/15/2012	Sell	0.290%		09/20/2011	10,000	77
Lehman Brothers, Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	2.420%		09/20/2011	10,000	323
Lehman Brothers, Inc.	Ecuador Government International Bond 10.000% due 08/15/2030	Buy	(5.650%	)	10/20/2011	15,200	632
Lehman Brothers, Inc.	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.730%		10/20/2011	50,000	495

52	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	$580,005	$11,728
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	140,000	700
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	25,000	321
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.520%		12/20/2011	8,000	146
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	8
Lehman Brothers, Inc.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012	2,100	4
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY8 Index	Sell	2.500%		06/20/2012	79,300	12
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.510%		08/20/2016	4,500	72
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		11/20/2016	20,000	698
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.730%		11/20/2016	50,000	1,768
Lehman Brothers, Inc.	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.860%		11/20/2016	10,000	336
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.730%		11/20/2016	20,000	170
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.200%		11/20/2016	10,000	125
Lehman Brothers, Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.400%		11/20/2016	10,000	183
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	1.600%		11/20/2016	10,000	344
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	2.340%		11/20/2016	10,000	204
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.840%		12/20/2016	10,000	22
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.250%		12/20/2016	25,000	388
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.550%		01/20/2017	10,000	178
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.660%		01/20/2017	11,000	18
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.620%		01/20/2017	11,000	(64)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017	11,200	30
Merrill Lynch & Co., Inc.	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.300%		04/20/2009	2,000	41
Merrill Lynch & Co., Inc.	SPX Corp. 7.500% due 01/01/2013	Sell	2.250%		09/20/2009	250	10
Merrill Lynch & Co., Inc.	Williams Cos., Inc. 8.125% due 03/15/2012	Sell	1.710%		09/20/2009	300	8
Merrill Lynch & Co., Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.250%		12/20/2009	500	7
Merrill Lynch & Co., Inc.	CMS Energy Corp. 7.500% due 01/15/2009	Sell	1.850%		12/20/2009	1,500	52
Merrill Lynch & Co., Inc.	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,900	24
Merrill Lynch & Co., Inc.	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.160%		06/20/2011	11,900	24
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	31,800	121
Merrill Lynch & Co., Inc.	Wachovia Corp. 5.625% due 12/15/2008	Sell	0.160%		06/20/2011	7,900	24
Merrill Lynch & Co., Inc.	CMS Energy Corp. 6.875% due 12/15/2015	Sell	1.500%		09/20/2011	10,000	311
Merrill Lynch & Co., Inc.	El Paso Corp. 7.875% due 06/15/2012	Sell	1.800%		09/20/2011	15,000	576
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Sell	2.050%		12/20/2011	145,200	706
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	5,700	46
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.510%		08/20/2007	15,000	27
Morgan Stanley	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	100	1
Morgan Stanley	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	41,500	1,548
Morgan Stanley	Dow Jones CDX N.A. EM3 Index	Sell	2.100%		06/20/2010	37,500	2,837
Morgan Stanley	Citigroup, Inc. 7.250% due 10/01/2010	Sell	0.163%		06/20/2011	11,000	23
Morgan Stanley	Colombia Government International Bond 10.375% due 01/28/2033	Sell	1.650%		08/20/2011	20,000	674
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.890%		11/20/2011	4,200	41
Morgan Stanley	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	80,000	627
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.540%		09/20/2011	20,000	411
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.350%		12/20/2011	25,000	279
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.525%		12/20/2011	7,000	129
UBS Warburg LLC	Dow Jones CDX N.A. EM2 Index	Sell	2.600%		12/20/2009	8,300	410
UBS Warburg LLC	Dow Jones CDX N.A. IG5 Index	Sell	0.450%		12/20/2010	29,000	186
UBS Warburg LLC	Bank of America Corp. 7.400% due 01/15/2011	Sell	0.160%		06/20/2011	11,000	22
UBS Warburg LLC	Dow Jones CDX N.A. IG6 Index	Sell	0.400%		06/20/2011	14,000	13
UBS Warburg LLC	JPMorgan Chase & Co. 6.750% due 02/01/2011	Sell	0.210%		06/20/2011	11,000	9
UBS Warburg LLC	Multiple Reference Entities of Gazprom	Sell	0.945%		10/20/2011	13,700	174
UBS Warburg LLC	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011	8,000	149

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments  Floating Income Fund   (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(1.000%	)	03/20/2017	$7,000	$329
UBS Warburg LLC	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.220%	)	03/20/2017	7,000	317
Wachovia Bank N.A.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.130%		09/20/2011	25,000	16
Wachovia Bank N.A.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.140%		09/20/2011	25,000	33

							$53,518

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	ABS Home Equity Index	Sell	2.420%	05/25/2046	$8,000	$(1,445)
Credit Suisse First Boston	ABS Home Equity Index	Sell	2.420%	05/25/2046	14,500	678

						$(767)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	16,900	$(21)
Deutsche Bank AG	BRL-CDI-Compounded	Pay	13.690%	01/02/2009	BRL	150,000	1,929
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	15.370%	01/02/2009		16,000	425
JPMorgan Chase & Co.	BRL-CDI-Compounded	Pay	16.230%	01/02/2009		13,000	440
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	13.290%	01/04/2010		96,600	638
Morgan Stanley	BRL-CDI-Compounded	Pay	13.700%	01/02/2009		137,000	1,816
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	12/15/2011	EUR	93,800	(1,981)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		10,000	14
Citibank N.A.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		13,300	(608)
Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.000%	06/15/2017		20,300	(749)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		127,900	399
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		19,500	36
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		5,000	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		52,200	209
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		11,200	10
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		6,200	14
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		4,500	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		5,000	0
Barclays Bank PLC	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016	HUF	4,680,000	(1,485)
Citibank N.A.	6-Month HUF-LIBOR	Receive	7.540%	09/27/2016		10,960,000	(4,478)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2011	JPY	6,050,000	235
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.895%	02/07/2012	KRW	2,809,800	45
Barclays Bank PLC	Korea Securities Dealers Association National Housing Index	Pay	4.880%	02/08/2012		2,800,000	42
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009	MXN	1,100,000	110
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.180%	09/13/2011		280,000	428
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.220%	09/13/2011		550,000	918
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		1,029,000	2,553
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		63,000	120
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.410%	04/17/2009		73,500	102
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	7.710%	11/24/2009		1,100,000	110
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.200%	09/13/2011		250,000	400
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		20,000	76
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$84,550	1,770
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		28,600	636
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		238,300	4,224
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,000	478
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		52,100	369
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		9,800	223
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		295,000	(3,377)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		28,200	378

							$6,448

54	PIMCO Funds	See Accompanying Notes

March 31, 2007

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price		Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures		$91.250	06/18/2007	440	$4	$0
Put - CME 90-Day Eurodollar June Futures		92.250	06/16/2008	75	0	0
Put - CME 90-Day Eurodollar September Futures		91.000	09/17/2007	185	2	0
Put - OTC United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	GBP	92.750	09/19/2007	300	3	0

					$9	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$2,944,000	$17,443	$15,828

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 6.000% due 04/01/2037	$ 104.750	04/05/2007	$141,000	$17	$0

(j)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$1,280,000	$15,520	$14,041

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	11/14/2006	$5,150	$5,396	0.10%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Ecuador Government International Bond	10.000%	08/15/2030	$28,200	$23,142	$26,069

(2) Market value includes $830 of interest payable on short sales.

(m) Foreign	currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	9,200	04/2007	$0	$(22)	$(22)
Buy		30,592	05/2007	1,081	0	1,081
Sell		30,592	05/2007	4	0	4
Buy		19,462	06/2007	662	0	662
Buy		30,592	03/2008	0	(30)	(30)
Buy	CLP	2,320,150	06/2007	0	(78)	(78)
Buy	CNY	274,903	08/2007	750	0	750
Buy		240,681	11/2007	651	0	651
Buy		4,190	12/2007	4	0	4
Buy		266,249	01/2008	3	(17)	(14)
Buy	COP	926,190	04/2007	10	0	10
Sell		926,190	04/2007	6	0	6
Buy		926,190	03/2008	0	(6)	(6)
Buy	CZK	20,884	04/2007	27	0	27
Sell		20,884	04/2007	1	(1)	0
Buy		20,884	03/2008	1	0	1
Buy	EUR	4,207	04/2007	1	(7)	(6)
Sell		75,118	04/2007	7	(47)	(40)
Sell	GBP	35,593	04/2007	0	(704)	(704)
Buy	HKD	936	05/2007	0	0	0
Sell	HUF	3,794,215	05/2007	0	(122)	(122)
Sell		2,572,925	07/2007	0	(742)	(742)
Buy	IDR	4,367,283	07/2007	0	(2)	(2)
Buy	ILS	2,325	12/2007	9	0	9

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments Floating Income Fund (Cont.)	March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	360,320	04/2007	156	$0	$156
Sell		360,320	04/2007	0	(12)	(12)
Buy		125,337	05/2007	44	0	44
Buy		180,160	10/2007	0	(34)	(34)
Buy	JPY	490,418	05/2007	112	0	112
Sell		3,150,151	05/2007	50	(108)	(58)
Buy	KRW	1,029,270	05/2007	0	(2)	(2)
Buy		27,758,282	09/2007	94	0	94
Buy	MXN	545,221	04/2007	146	(62)	84
Sell		545,221	04/2007	12	(484)	(472)
Buy		525,648	05/2007	0	(461)	(461)
Buy		90,214	03/2008	0	(10)	(10)
Buy	MYR	2,138	07/2007	4	0	4
Buy	NOK	131,289	04/2007	423	0	423
Buy	PLN	11,870	04/2007	119	0	119
Sell		11,870	04/2007	0	(19)	(19)
Buy		7,762	05/2007	85	0	85
Buy		11,870	03/2008	20	0	20
Buy	RUB	462,161	09/2007	428	0	428
Buy		72,009	11/2007	71	0	71
Buy		124,580	12/2007	53	0	53
Buy		225,883	01/2008	99	0	99
Buy	SGD	6,991	04/2007	42	0	42
Sell		3,138	04/2007	0	(1)	(1)
Buy		224	07/2007	1	0	1
Buy		3,138	10/2007	1	0	1
Buy	SKK	26,981	04/2007	84	0	84
Sell		26,981	04/2007	0	(8)	(8)
Buy		26,981	03/2008	7	0	7
Buy	TRY	2,133	05/2007	56	0	56
Buy	ZAR	190,058	05/2007	326	(227)	99
Sell		190,058	05/2007	309	0	309
Buy		9,352	06/2007	0	(11)	(11)

				$5,959	$(3,217)	$2,742

56	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.1%
Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009	JPY	200,000	$1,756

Total Aruba (Cost $1,751)			1,756

AUSTRALIA 0.2%
Seven Media Group
6.000% due 02/07/2013	AUD	7,300	5,851

Total Australia (Cost $5,842)			5,851

CANADA 1.5%
Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,504

DaimlerChrysler Canada Finance, Inc.
4.850% due 03/30/2009	CAD	2,400	2,091

Honda Canada Finance, Inc.
4.529% due 03/26/2012		27,000	23,397

Province of Ontario Canada
6.200% due 06/02/2031		5,500	5,851

Province of Quebec Canada
5.750% due 12/01/2036		2,300	2,320

Total Canada (Cost $35,984)			36,163

CAYMAN ISLANDS 1.6%
ASIF II
4.444% due 06/15/2007	CAD	400	347

Calabash Re II Ltd.
13.755% due 01/08/2010		$3,100	3,182

Foundation Re II Ltd.
12.110% due 11/26/2010		1,500	1,527

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	300,000	2,552
1.815% due 12/31/2049		100,000	865
8.375% due 12/29/2049		$8,000	8,458

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		4,700	4,809

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,350

Mystic Re Ltd.
14.360% due 12/05/2008		$500	504

Redwood Capital IX Ltd.
11.614% due 01/09/2008		1,000	1,010
12.114% due 01/09/2008		2,000	2,021

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		5,600	5,639

Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	4,005

Total Cayman Islands (Cost $36,878)			37,269

DENMARK 0.8%
Nykredit Realkredit A/S
4.832% due 10/01/2038	DKK	22,998	4,066

Realkredit Danmark A/S
4.510% due 10/01/2038		80,966	14,334

Total Denmark (Cost $17,982)			18,400

FRANCE 6.5%
France Government Bond
4.000% due 10/25/2009	EUR	4,500	6,009
4.000% due 04/25/2014		300	399
4.000% due 10/25/2014		92,900	123,536
4.000% due 04/25/2055		300	380

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
4.750% due 10/25/2012	EUR	100	$138
5.500% due 04/25/2029		4,200	6,567
5.750% due 10/25/2032		10,100	16,490

Total France (Cost $149,861)			153,519

GERMANY 16.0%
Republic of Germany
3.750% due 01/04/2015	EUR	39,000	51,090
4.000% due 07/04/2009		300	401
4.250% due 01/04/2014		27,340	36,969
4.250% due 07/04/2014		27,000	36,538
4.750% due 07/04/2034		400	576
5.000% due 01/04/2012		2,000	2,784
5.000% due 07/04/2012		16,700	23,317
5.250% due 07/04/2010		8,700	12,048
5.250% due 01/04/2011		79,300	110,367
5.375% due 01/04/2010		300	415
5.500% due 01/04/2031		4,400	6,939
5.625% due 01/04/2028		41,700	66,021
6.250% due 01/04/2024		9,800	16,251
6.250% due 01/04/2030		4,740	8,132
6.500% due 07/04/2027		2,260	3,927

Total Germany (Cost $372,745)			375,775

ICELAND 0.3%
Glitnir Banki HF
5.800% due 01/21/2011		$3,000	3,026

Kaupthing Bank HF
5.750% due 10/04/2011		2,900	2,927

Total Iceland (Cost $5,886)			5,953

IRELAND 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	2,717

Bank of Ireland
5.360% due 12/19/2008		$7,000	7,005

Osiris Capital PLC
10.360% due 01/15/2010		1,000	1,006

Total Ireland (Cost $10,617)			10,728

ITALY 0.1%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2009	EUR	700	917
4.500% due 05/01/2009		1,000	1,348

Total Italy (Cost $2,269)			2,265

JAPAN 18.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	389

Japan Government Bond
0.700% due 09/20/2008	JPY	1,790,000	15,189
1.500% due 03/20/2011		5,150,000	44,444
1.500% due 03/20/2014		1,590,000	13,589
1.500% due 03/20/2015		3,850,000	32,706
1.600% due 09/20/2013		1,660,000	14,323
1.600% due 06/20/2014		3,970,000	34,120
1.600% due 09/20/2014		1,650,000	14,156
2.300% due 05/20/2030		1,347,700	11,633
2.300% due 06/20/2035		3,530,000	29,802
2.400% due 03/20/2034		580,000	5,007
2.500% due 09/20/2035		6,210,000	54,616
2.500% due 06/20/2036		4,291,000	37,753

Japanese Government CPI Linked Bond
0.800% due 12/10/2015	JPY	989,010	8,177
1.000% due 06/10/2016		2,672,670	22,300
1.100% due 12/10/2016		11,132,800	93,776

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Resona Bank Ltd.
5.850% due 09/29/2049		$3,500	$3,489

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	400,000	3,446
1.514% due 12/31/2049		300,000	2,564
1.744% due 12/31/2049		300,000	2,570

Total Japan (Cost $453,691)			444,049

JERSEY, CHANNEL ISLANDS 0.0%
SRM Investment Ltd.
4.063% due 08/26/2034	EUR	82	110

Total Jersey, Channel Islands (Cost $99)			110

KOREA 0.0%
Korea Development Bank
4.250% due 11/13/2007		$670	665

Total Korea (Cost $666)			665

LUXEMBOURG 0.1%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$3,100	3,102

Total Luxembourg (Cost $3,100)			3,102

MEXICO 0.1%
C5 Capital SPV Ltd.
6.196% due 12/01/2049		$3,000	3,007

Pemex Project Funding Master Trust
5.750% due 12/15/2015		100	100

Total Mexico (Cost $3,099)			3,107

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	300,000	2,571

Total Netherlands Antilles (Cost $2,554)			2,571

NETHERLANDS 0.3%
Generali Finance BV
5.479% due 02/28/2049	EUR	2,000	2,693

Netherlands Government Bond
3.750% due 07/15/2014		1,200	1,573
4.250% due 07/15/2013		400	540

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$1,400	1,401

Total Netherlands (Cost $6,056)			6,207

RUSSIA 0.4%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	600	831

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008		$5,900	5,910
6.100% due 09/21/2007		1,600	1,603

Total Russia (Cost $8,254)			8,344

SOUTH KOREA 0.1%
Export-Import Bank of Korea
4.250% due 11/27/2007		$1,704	1,691

Total South Korea (Cost $1,694)			1,691

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SPAIN 4.7%
Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009		$4,000	$4,004

Spain Government Bond
4.200% due 01/31/2037	EUR	900	1,182
4.400% due 01/31/2015		42,000	57,246
5.400% due 07/30/2011		20,800	29,248
5.750% due 07/30/2032		11,150	18,168
6.150% due 01/31/2013		1,000	1,478

Total Spain (Cost $111,239)			111,326

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020		$3,000	3,793

Total Tunisia (Cost $3,627)			3,793

UKRAINE 0.1%
Ukraine Government International Bond
4.950% due 10/13/2015		$1,000	1,278

Total Ukraine (Cost $1,210)			1,278

UNITED KINGDOM 5.5%
Arkle Master Issuer PLC
5.300% due 11/19/2007		$7,300	7,302

HBOS PLC
5.920% due 09/29/2049		3,300	3,239

HBOS Treasury Services PLC
5.320% due 07/17/2008		2,300	2,302

HSBC Holdings PLC
6.500% due 05/02/2036		17,300	18,346

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		3,500	3,503
5.760% due 07/06/2012		4,100	4,102

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,100	1,035

United Kingdom Gilt
4.000% due 03/07/2009	GBP	11,400	21,855
4.750% due 06/07/2010		12,900	24,943
5.000% due 03/07/2012		2,030	3,958
5.750% due 12/07/2009		3,900	7,744
9.000% due 07/12/2011		12,150	27,269

Vodafone Group PLC
5.410% due 06/29/2007		$3,500	3,500

XL Capital Europe PLC
6.500% due 01/15/2012		500	524

Total United Kingdom (Cost $129,322)			129,622

UNITED STATES 102.1%

ASSET-BACKED SECURITIES 9.1%
ACE Securities Corp.
5.380% due 10/25/2036		$4,985	4,988

American Express Credit Account Master Trust
5.320% due 01/18/2011		2,900	2,898

Amortizing Residential Collateral Trust
5.610% due 07/25/2032		1	1
5.670% due 10/25/2031		6	6

Argent Securities, Inc.
5.370% due 10/25/2036		6,739	6,744
5.380% due 05/25/2036		119	119

Asset-Backed Funding Certificates
5.380% due 10/25/2036		5,028	5,030
5.670% due 06/25/2034		7,194	7,213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Asset-Backed Securities, Inc.
5.490% due 12/25/2042	$19	$20
5.770% due 03/25/2043	10	10

Carrington Mortgage Loan Trust
5.385% due 07/25/2036	1,107	1,108

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,450	1,454

CIT Group Home Equity Loan Trust
5.610% due 03/25/2033	10	10

Countrywide Asset-Backed Certificates
5.370% due 03/25/2047	7,102	7,137
5.380% due 09/25/2046	1,854	1,855
5.420% due 09/25/2037	9,500	9,503
5.800% due 12/25/2031	4	4

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	4	4

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	1,492	1,493

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	3,700	3,702

FBR Securitization Trust
5.440% due 10/25/2035	23	23
5.440% due 11/25/2035	142	142

First NLC Trust
5.440% due 02/25/2036	360	360

Fremont Home Loan Trust
5.390% due 02/25/2037	7,152	7,156

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	351	351

GSAMP Trust
5.430% due 11/25/2035	89	89
5.610% due 03/25/2034	47	47

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	885	888

Home Equity Asset Trust
5.430% due 02/25/2036	25	25

Home Equity Mortgage Trust
5.430% due 02/25/2036	132	132

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	239	239

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	1,579	1,580

JPMorgan Mortgage Acquisition Corp.
5.390% due 03/25/2036	2,345	2,347

Lehman XS Trust
5.400% due 06/25/2046	761	762
5.400% due 07/25/2046	5,043	5,046
5.400% due 11/25/2046	10,138	10,142

Long Beach Mortgage Loan Trust
5.520% due 11/25/2034	9	9
5.600% due 10/25/2034	2,548	2,553

Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037	406	406
5.390% due 08/25/2036	9,181	9,180
5.390% due 07/25/2037	8,805	8,809
5.400% due 09/25/2037	9,188	9,193
5.477% due 06/25/2036	38	38

Morgan Stanley Capital I
5.430% due 02/25/2036	5,700	5,703

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	3,638	3,641

Option One Mortgage Loan Trust
5.420% due 11/25/2035	72	72

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Quest Trust
5.760% due 09/25/2034		$36	$36

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032		1	1
5.820% due 12/25/2033		1,302	1,310

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		10,508	10,514
5.420% due 05/25/2035		38	38

Residential Asset Securities Corp.
5.390% due 07/25/2036		2,884	2,885
5.400% due 10/25/2036		8,985	8,991
5.410% due 01/25/2036		138	138
5.820% due 07/25/2032		23	23

SACO I, Inc.
5.380% due 05/25/2036		1,457	1,458

Saxon Asset Securities Trust
5.380% due 11/25/2036		11,579	11,585
5.580% due 08/25/2032		3	3

SBI HELOC Trust
5.490% due 08/25/2036		8,551	8,551

Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036		463	463

SG Mortgage Securities Trust
5.420% due 10/25/2035		30	29

SLM Student Loan Trust
3.800% due 12/15/2038		2,700	2,635
5.330% due 10/25/2012		9,616	9,620

Soundview Home Equity Loan Trust
5.380% due 06/25/2036		76	76
5.420% due 12/25/2035		143	143

Structured Asset Investment Loan Trust
5.410% due 01/25/2036		4,518	4,522

Structured Asset Securities Corp.
5.720% due 05/25/2034		13	13

Wells Fargo Home Equity Trust
5.440% due 12/25/2035		7,160	7,165
5.550% due 10/25/2035		9,237	9,243
5.560% due 11/25/2035		12,000	12,016

			213,690

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013		1,097	1,102

Georgia-Pacific Corp.
7.340% due 12/20/2012		2,714	2,731
7.364% due 12/20/2012		248	250

HCA, Inc.
7.614% due 11/14/2013		4,090	4,129

MGM Mirage
7.500% due 10/03/2011		1,000	987

Reynolds American, Inc.
7.104% due 05/11/2012		1,258	1,270
7.125% due 05/11/2012		1,645	1,661
7.125% due 05/31/2012		74	75

			12,205

CORPORATE BONDS & NOTES 11.2%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,000	1,023

American Express Centurion Bank
5.319% due 05/07/2008		6,500	6,500

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,200	6,822
6.250% due 03/15/2037		$1,200	1,172

58	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
AT&T, Inc.
5.570% due 11/14/2008	$1,000	$1,004

AutoZone, Inc.
5.875% due 10/15/2012	1,600	1,637

Bank of America Corp.
5.370% due 11/06/2009	4,100	4,099
5.620% due 10/14/2016	1,600	1,612

Bank of America N.A.
5.350% due 12/18/2008	2,600	2,599

BellSouth Corp.
5.200% due 09/15/2014	1,400	1,378
5.460% due 08/15/2008	3,900	3,904

Boston Scientific Corp.
5.450% due 06/15/2014	1,100	1,059
6.400% due 06/15/2016	2,700	2,712

Caesars Entertainment, Inc.
8.875% due 09/15/2008	300	314

CenterPoint Energy, Inc.
5.875% due 06/01/2008	1,700	1,707

Charter One Bank N.A.
5.410% due 04/24/2009	9,000	9,004

CIT Group, Inc.
5.450% due 06/08/2009	7,500	7,518
5.570% due 05/23/2008	3,500	3,510

Citigroup, Inc.
5.388% due 12/26/2008	5,200	5,204

CMS Energy Corp.
7.500% due 01/15/2009	2,700	2,784
8.900% due 07/15/2008	1,400	1,460
9.875% due 10/15/2007	400	410

CNA Financial Corp.
6.000% due 08/15/2011	2,000	2,044

Comcast Corp.
5.660% due 07/14/2009	7,600	7,615

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	7,300	7,307

Cox Communications, Inc.
6.750% due 03/15/2011	1,700	1,790

CVS Corp.
5.750% due 08/15/2011	700	714

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010	700	693
5.690% due 03/13/2009	5,800	5,813
5.750% due 09/08/2011	1,100	1,119
5.820% due 09/10/2007	1,900	1,903

Dominion Resources, Inc.
5.650% due 09/28/2007	700	700

EchoStar DBS Corp.
6.375% due 10/01/2011	800	807

Exelon Corp.
4.900% due 06/15/2015	2,300	2,153

Ford Motor Credit Co.
7.250% due 10/25/2011	2,200	2,140

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	1,900	2,002

General Electric Capital Corp.
5.360% due 10/24/2008	3,200	3,201
5.380% due 12/12/2008	2,500	2,502
5.390% due 10/26/2009	5,400	5,399
5.455% due 06/15/2009	3,300	3,307

GMAC LLC
6.000% due 12/15/2011	3,900	3,786

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group, Inc.
5.250% due 06/01/2016 (k)	CAD	4,800	$4,238

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		$2,400	2,406

Health Care Property Investors, Inc.
5.950% due 09/15/2011		700	713

HJ Heinz Co.
6.428% due 12/01/2008		3,100	3,155

HJ Heinz Finance Co.
6.000% due 03/15/2012		3,700	3,804

Home Depot, Inc.
5.475% due 12/16/2009		5,700	5,711

HSBC Finance Corp.
5.500% due 01/19/2016		5,500	5,477
6.538% due 11/13/2007		2,500	2,512

International Lease Finance Corp.
5.400% due 02/15/2012		2,400	2,433

JC Penney Corp., Inc.
8.000% due 03/01/2010		2,200	2,358

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,722

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		$6,300	6,198

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		3,000	2,990

Lennar Corp.
5.950% due 10/17/2011		700	700

Loews Corp.
5.250% due 03/15/2016		800	786

Mandalay Resort Group
9.500% due 08/01/2008		700	734

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,885

Masco Corp.
5.875% due 07/15/2012		700	710

May Department Stores Co.
4.800% due 07/15/2009		700	693

Maytag Corp.
5.000% due 05/15/2015		2,200	2,077

Merck & Co., Inc.
4.750% due 03/01/2015		2,200	2,117

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008		4,300	4,301
5.450% due 08/14/2009		1,000	1,001

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		500	548

Mizuho JGB Investment LLC
9.870% due 12/31/2049		2,800	2,948

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		2,800	2,916

Morgan Stanley
5.360% due 11/21/2008		3,100	3,100
5.485% due 01/18/2008		900	901
5.810% due 10/18/2016		2,200	2,208

NiSource Finance Corp.
5.400% due 07/15/2014		800	783

Qwest Capital Funding, Inc.
6.375% due 07/15/2008		400	404

Rabobank Capital Funding Trust
5.254% due 12/29/2049		2,000	1,931

Raychem Corp.
7.200% due 10/15/2008		200	205

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sara Lee Corp.
6.250% due 09/15/2011		$1,600	$1,653

SB Treasury Co. LLC
9.400% due 12/29/2049		5,100	5,339

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,310

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,239

Time Warner, Inc.
5.590% due 11/13/2009		8,500	8,519

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049		3,500	3,685

Toyota Motor Credit Corp.
5.330% due 10/12/2007		6,800	6,803

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008		500	504
6.640% due 04/15/2008		1,000	1,002

U.S. Bancorp
5.350% due 04/28/2009		4,300	4,303

Viacom, Inc.
5.750% due 04/30/2011		2,800	2,841

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)		9,800	9,797

Wal-Mart Stores, Inc.
5.250% due 06/16/2008		5,600	5,598

Westpac Banking Corp.
5.280% due 06/06/2008		5,400	5,400

Wyeth
6.950% due 03/15/2011		1,900	2,022

Xerox Credit Corp.
2.000% due 06/06/2007	JPY	300,000	2,539

			263,646

MORTGAGE-BACKED SECURITIES 7.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034		$1,527	1,504
5.470% due 09/25/2035		837	837

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034		3,370	3,329

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035		9,051	8,901

Bear Stearns Alt-A Trust
5.824% due 11/25/2036		4,243	4,274
5.830% due 11/25/2036		7,652	7,726

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021		2,566	2,567

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		11,800	11,758

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035		12,914	12,781

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032		3,857	3,902

Countrywide Alternative Loan Trust
5.530% due 05/25/2035		2,170	2,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036		2,620	2,610
5.610% due 04/25/2035		434	435
5.640% due 03/25/2035		3,591	3,602
5.650% due 02/25/2035		284	285
5.660% due 02/25/2035		420	421

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039		11,200	11,135

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CS First Boston Mortgage Securities Corp.
5.540% due 11/15/2019	$669	$670

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.420% due 10/25/2036	6,454	6,460

First Horizon Asset Securities, Inc.
6.250% due 08/25/2017	2,564	2,574

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	2,156	2,147

Greenpoint Mortgage Funding Trust
5.540% due 06/25/2045	1,362	1,363
5.590% due 11/25/2045	303	304

GS Mortgage Securities Corp. II
6.620% due 10/18/2030	4,334	4,384

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,128	1,117

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	5,796	5,805
5.510% due 01/19/2038	10,506	10,522
5.540% due 05/19/2035	2,591	2,596
5.690% due 02/19/2034	35	35

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	313	313

MASTR Asset Securitization Trust
5.500% due 11/25/2017	497	493

Mellon Residential Funding Corp.
5.760% due 12/15/2030	24	25

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	641	640

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	6,411	6,421
5.550% due 05/25/2045	1,677	1,680

Thornburg Mortgage Securities Trust
5.440% due 08/25/2036	6,256	6,250

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	9,134	9,140

Washington Mutual, Inc.
5.550% due 04/25/2045	4,216	4,228
5.580% due 11/25/2045	832	835
5.590% due 12/25/2027	323	323
5.590% due 12/25/2045	2,957	2,967
5.630% due 01/25/2045	795	797
5.640% due 01/25/2045	588	589
5.892% due 10/25/2046	4,123	4,123
5.896% due 07/25/2046	2,230	2,241
5.963% due 06/25/2046	6,287	6,304
6.383% due 06/25/2042	836	838
6.383% due 08/25/2042	19	19

Wells Fargo Mortgage-Backed Securities Trust
4.110% due 06/25/2035	4,855	4,828
4.950% due 03/25/2036	7,148	7,101
5.245% due 04/25/2036	2,936	2,961

		179,334

MUNICIPAL BONDS & NOTES 0.1%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	630	684

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	990

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	330	354

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	$1,350	$1,437

		3,465

	SHARES
PREFERRED STOCKS 0.1%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	1,100	1,117

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 70.6%
Fannie Mae
4.190% due 11/01/2034	$6,940	6,874
4.946% due 12/01/2034	303	303
5.000% due 11/25/2032 - 04/01/2037	5,000	4,768
5.410% due 09/25/2035	68	68
5.440% due 03/25/2034	56	56
5.470% due 08/25/2034	65	65
5.500% due 10/01/2028 - 04/01/2037	89,218	88,506
5.570% due 06/25/2044	36	35
5.720% due 06/25/2029	45	45
6.000% due 06/01/2031 - 07/25/2044	1,445,314	1,455,998
6.500% due 09/01/2036 - 06/25/2044	70,639	72,075

Freddie Mac
4.389% due 09/01/2035	429	425
4.500% due 07/15/2018	3,375	3,322
5.000% due 11/15/2021 - 12/15/2031	14,904	14,753
5.580% due 08/25/2031	95	96
5.670% due 12/15/2030	669	672
5.770% due 12/15/2031	226	228

Ginnie Mae
6.000% due 08/20/2034	4,085	4,187

Small Business Administration
4.625% due 02/01/2025	1,039	1,009
4.754% due 08/10/2014	83	81
5.110% due 04/01/2025	2,249	2,247

		1,655,813

U.S. TREASURY OBLIGATIONS 2.9%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2014	3,998	3,960
2.000% due 01/15/2026	615	584
2.375% due 01/15/2027	8,973	9,050

U.S. Treasury Notes
3.875% due 05/15/2010	600	589
4.000% due 02/15/2014	26,600	25,669
4.375% due 12/15/2010	24,700	24,581
4.625% due 02/29/2012	2,500	2,510

		66,943

Total United States (Cost $2,400,173)		2,396,213

SHORT-TERM INSTRUMENTS 11.8%

CERTIFICATES OF DEPOSIT 4.9%
Barclays Bank PLC
5.281% due 03/17/2008	16,600	16,602

Countrywide Funding Corp.
5.350% due 08/16/2007	8,100	8,099

Dexia S.A.
5.270% due 09/29/2008	10,800	10,803

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fortis Bank NY
5.265% due 04/28/2008	$5,300	$5,307
5.300% due 09/30/2008	900	900

Nordea Bank Finland PLC
5.308% due 05/28/2008	8,000	8,005

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	19,200	19,197

Skandinav Enskilda BK
5.300% due 02/04/2008	5,500	5,502
5.330% due 08/21/2008	6,400	6,399

Societe Generale NY
5.270% due 03/25/2008	23,300	23,300

Unicredito Italiano NY
5.338% due 12/13/2007	3,900	3,901
5.348% due 12/03/2007	3,500	3,502
5.360% due 05/29/2008	2,600	2,601

		114,118

COMMERCIAL PAPER 4.7%
Bank of America Corp.
5.195% due 07/24/2007	63,300	62,249

UBS Finance Delaware LLC
5.145% due 08/01/2007	23,300	22,884
5.185% due 08/01/2007	26,300	25,927

		111,060

REPURCHASE AGREEMENTS 1.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	22,000	22,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $22,415. Repurchase proceeds are $22,009.)

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	428	428

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $438. Repurchase proceeds are $428.)

U.S. TREASURY BILLS 1.2%
4.963% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	28,925	28,631

Total Short-Term Instruments (Cost $276,260)		276,237

PURCHASED OPTIONS (i) 0.7%
(Cost $19,612)		15,507

Total Investments (f) 172.7% (Cost $4,060,471)		$4,051,501

Written Options (j) (0.5%) (Premiums $13,453)		(10,398)

Other Assets and Liabilities (Net) (72.2%)		(1,694,303)

Net Assets 100.0%		$2,346,800

60	PIMCO Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $10,641 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,483 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $81,074 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $15,267 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	45	$(14)
90-Day Eurodollar June Futures	Long	06/2009	222	215
90-Day Eurodollar March Futures	Long	03/2009	236	240
90-Day Eurodollar September Futures	Long	09/2007	2,583	(1,016)
90-Day Euroyen December Futures	Long	12/2007	1,561	77
Euro-Bobl 5-Year Note June Futures	Long	06/2007	449	(385)
Euro-Bobl 5-Year Note March Futures Put Options Strike @ EUR 105.500	Long	06/2007	450	0
Euro-Bund 10-Year Note June Futures	Long	06/2007	3,283	(3,992)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	244	26
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	105	31
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	3,108	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 110.500	Long	06/2007	572	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	244	45
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	105	(24)
Japan Government 10-Year Bond June Futures	Long	06/2007	348	(314)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	864	438
U.S. Treasury 10-Year Note June Futures	Long	06/2007	207	(39)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	85	145
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	560	(343)

				$(4,910)

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	13,400	$(24)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		4,400	(5)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		13,800	(35)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,500	(2)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,600	(2)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		8,800	(22)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	619,000	47
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$700	0
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	473
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,400	(1)
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012		500	1
Barclays Bank PLC	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.490%	)	06/20/2012		1,000	3
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,900	20
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		700	(6)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		2,000	(11)
Bear Stearns & Co., Inc.	HJ Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012		800	(3)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.480%	)	06/20/2012		2,000	6
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		800	(5)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015		2,200	52
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		800	(7)
Citibank N.A.	Sara Lee Corp. 6.250% due 09/15/2011	Buy	(0.330%	)	09/20/2011		1,600	(4)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		1,600	(26)
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016		1,600	6
Credit Suisse First Boston	CenterPoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008		1,800	(1)
Credit Suisse First Boston	Sealed Air Corp. 5.625% due 07/15/2013	Buy	(0.500%	)	09/20/2013		2,300	(14)

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	$2,600	$(4)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	700	8
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012	2,300	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014	1,000	(4)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014	1,100	24
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014	1,000	11
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010	500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	162,000	1,060
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	6,700	1
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	3,000	(14)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.260%		08/20/2011	4,200	98
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011	7,600	203
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	700	(5)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016	4,200	(253)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.055%	)	08/20/2016	2,400	(131)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	2,200	29
Lehman Brothers, Inc.	Alcan, Inc. 6.450% due 03/15/2011	Buy	(0.140%	)	03/20/2011	2,600	4
Lehman Brothers, Inc.	Wyeth 6.950% due 03/15/2011	Buy	(0.100%	)	03/20/2011	2,100	(2)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	25,700	621
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.350%		08/20/2011	11,700	316
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	5,300	147
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,400	(5)
Lehman Brothers, Inc.	Merck & Co., Inc. 4.750% due 03/01/2015	Buy	(0.135%	)	03/20/2015	2,200	(3)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	2,900	(180)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.140%	)	08/20/2016	6,500	(393)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.060%	)	08/20/2016	14,300	(784)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	16,400	97
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	4,900	9
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	1,984	18
Merrill Lynch & Co., Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.460%	)	03/20/2012	3,700	14
Merrill Lynch & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.580%	)	06/20/2012	2,100	0
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	2,300	32
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	9,920	89
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	100	(5)
Morgan Stanley	Cox Communications, Inc. 6.750% due 03/15/2011	Buy	(0.200%	)	03/20/2011	1,700	1
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	700	(9)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	11,200	316
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	700	5
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	6,200	(394)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	4,900	33
Royal Bank of Canada	DaimlerChrysler Canada Finance, Inc. 4.850% due 03/30/2009	Buy	(0.350%	)	06/20/2009	2,000	(8)
Royal Bank of Canada	JPMorgan Chase & Co. 5.058% 02/22/2021	Buy	(0.310%	)	03/20/2016	1,900	2
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	700	(2)

62	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	$1,100	$(13)
Royal Bank of Scotland Group PLC	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.490%	)	12/20/2011	2,900	(15)
Royal Bank of Scotland Group PLC	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.306%	)	03/20/2012	2,900	(5)
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	2,200	19
UBS Warburg LLC	Goldman Sachs Group, Inc. 5.250% due 06/01/2016	Buy	(0.310%	)	06/20/2016	4,200	30
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	10,600	70

							$1,482

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	117,500	$(54)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		6,900	(8)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	12/15/2010		60,000	(1,899)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	12/15/2015		34,200	1,617
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		193,200	(78)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		55,800	(80)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		27,900	(252)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,800	228
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		26,600	(252)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		15,300	230
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		102,500	(51)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		16,800	(89)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015	CAD	3,000	101
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	200	(11)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		15,000	342
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,700	8
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,000	209
Citibank N.A.	6-Month EUR-LIBOR	Receive	4.000%	06/16/2014		1,120	44
Credit Suisse First Boston	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		9,400	(239)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		8,300	12
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		131,300	2,438
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		400	(18)
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		8,600	175
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,300	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		109,800	1,941
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		41,000	(907)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		46,700	(2,133)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		44,000	885
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		32,300	(868)
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		200	(9)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		200	1
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		7,400	198
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		132,800	4,605
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		50,100	(736)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		500	(25)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		17,300	383
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015	GBP	1,600	(83)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		9,900	27
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		4,500	(39)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	999
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		7,100	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,900	(122)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(193)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,000	(15)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		38,500	(1,026)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		16,000	(862)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		11,700	729
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		29,350	(1,139)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,100	(748)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		1,300	(30)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		5,300	347
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		9,000	(491)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		13,700	(438)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		33,200	(594)

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	3,400	$184
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		14,200	(215)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,250,000	(140)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		45,250,000	540
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		17,900,000	(31)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,000,000	77
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,280,000	5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,170,000	(578)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		24,860,000	(2,665)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,530,000	(129)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		7,300,000	76
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		26,450,000	(63)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	12/20/2010		10,200,000	(1,603)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		10,060,000	112
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		1,110,000	(124)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		3,200,000	(710)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		9,990,000	(41)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		93,790,000	(49)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		15,100,000	200
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/15/2012		130,000	(27)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		2,490,000	(48)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		810,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		940,000	28
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	88,000	235
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		90,000	536
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		29,000	163
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		421,100	(25)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	79
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		36,000	103
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$4,600	105
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2009		18,100	6
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,800	56
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		13,800	80
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		63,000	1,329
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		22,400	391
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $231	12/07/2007		18,500	63
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	09/19/2008		61,300	48
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		29,000	99
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		12,200	(122)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		3,200	19
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		3,600	80
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $258	12/07/2007		22,000	96
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		6,600	(66)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		11,600	68
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,000	(110)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		8,200	11
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		41,300	(67)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		124,800	730
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,000	159
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		10,200	(347)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		54,600	483
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		28,000	(767)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	12/15/2007		141,500	(43)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		30,100	(54)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		216,200	2,886
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		9,400	(245)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		25,100	107
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		2,000	(94)

							$2,424

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 120.000	05/25/2007	215	$4	$3
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.000	05/25/2007	804	15	13
Put - CBOT U.S. Treasury 30-Year Bond June Futures	102.000	05/25/2007	418	8	7
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	550	5	0

				$32	$23

64	PIMCO Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	23,200	$120	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		66,500	343	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		16,000	88	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		38,500	198	23
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		68,800	319	2
Call -OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.170%	09/14/2007		91,000	514	58
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		50,000	238	175
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		34,900	191	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		16,500	89	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		54,700	288	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		80,500	453	47
Call - OTC 2 -Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		31,500	180	23
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		72,000	280	219
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$208,000	770	577
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		52,900	205	380
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		183,700	1,190	1,235
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		182,100	963	979
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		20,000	83	33
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		121,800	317	68
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		338,900	1,680	2,434
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		786,500	4,957	4,228
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		64,000	235	409

								$13,701	$10,894

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$ 103.094	05/07/2007	$261,000	$30	$2
Call - OTC Fannie Mae 5.000% due 06/01/2037	103.625	06/05/2007	279,000	33	6
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.188	06/05/2007	75,000	9	1
Call - OTC U.S. Treasury Notes 4.500% due 02/15/2016	105.000	05/25/2007	48,000	6	0
Call - OTC U.S. Treasury Notes 4.625% due 11/15/2016	106.000	05/25/2007	65,600	8	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	90.000	06/05/2007	107,732	13	6
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.000	06/05/2007	30,000	3	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.125	06/05/2007	454,100	53	13
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	874,500	102	30
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	260,000	30	16
Put - OTC Fannie Mae 6.500% due 06/01/2037	94.875	06/05/2007	57,000	7	2

				$294	$76

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount		Cost	Value
Put - OTC Euro versus U.S. dollar	EUR	1.160	04/04/2007	EUR	400,000	$26	$0
Call - OTC U.S. dollar versus Japanese yen	JPY	116.000	12/05/2007		$22,300	224	378
Call - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	615
Put - OTC U.S. dollar versus Japanese yen		114.650	01/18/2008		28,000	933	843
Call - OTC U.S. dollar versus Japanese yen		120.000	01/18/2008		19,900	241	132
Call - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,432	759
Put - OTC U.S. dollar versus Japanese yen		115.350	02/13/2008		40,900	1,288	1,435
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	287	306
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010		6,000	221	232

						$5,585	$4,700

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$4,900	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	50,200	0	(97)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	25,400	0	(30)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	11,300	0	(58)

					$0	$(186)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

(j)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	26,000	$442	$5
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		11,000	202	22
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		19,600	358	4
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		26,000	518	51
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		12,500	235	120
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		4,700	95	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		15,900	271	3
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		23,000	463	45
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		9,000	180	18
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		18,000	272	173
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$91,000	746	646
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	206	331
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		16,200	181	168
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		79,800	1,153	1,200
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		7,500	98	78
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		79,200	944	869
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		26,200	283	157
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		8,800	92	62
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		149,200	1,790	2,146
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		323,100	4,491	3,544
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		27,000	229	435

								$13,249	$10,077

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	117.500	04/05/2007	$22,500	$91	$167
Call - OTC U.S. dollar versus Japanese yen		118.000	04/05/2007	29,400	113	154

					$204	$321

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$4,345	$4,238	0.18%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$55,000	$53,404	$53,144
Fannie Mae	5.000%	05/01/2037	190,000	184,140	183,588
Fannie Mae	5.500%	04/01/2037	18,500	18,327	18,309
Fannie Mae	6.000%	04/01/2037	900	910	907
U.S. Treasury Notes	3.000%	02/15/2009	100	97	98
U.S. Treasury Notes	4.125%	05/15/2015	5,500	5,342	5,409
U.S. Treasury Notes	4.250%	11/15/2013	31,850	31,340	31,807
U.S. Treasury Notes	4.250%	11/15/2014	2,000	1,960	1,991
U.S. Treasury Notes	4.500%	02/15/2016	48,000	47,702	47,927
U.S. Treasury Notes	4.625%	11/15/2016	65,600	66,014	66,660
U.S. Treasury Notes	5.125%	05/15/2016	32,000	33,238	33,817

				$442,474	$443,657

(3) Market value includes $3,032 of interest payable on short sales.

66	PIMCO Funds	See Accompanying Notes

March 31, 2007

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	54,743	04/2007	$2,280	$0	$2,280
Sell		24,966	04/2007	0	(228)	(228)
Buy	BRL	5,875	05/2007	170	0	170
Sell		5,875	05/2007	0	(7)	(7)
Buy		8,418	06/2007	286	0	286
Buy		5,875	03/2008	2	0	2
Buy	CAD	38,562	04/2007	449	0	449
Sell		32,949	04/2007	0	(180)	(180)
Buy	CLP	402,000	05/2007	0	(19)	(19)
Buy		77,200	06/2007	0	(3)	(3)
Buy	CNY	79,422	05/2007	0	(8)	(8)
Sell		32,325	05/2007	16	0	16
Buy		90,741	08/2007	237	0	237
Buy		225,538	09/2007	345	0	345
Buy		105,305	11/2007	83	0	83
Buy		178,498	01/2008	4	(33)	(29)
Buy		281,717	03/2008	53	(29)	24
Buy	DKK	26,597	06/2007	57	0	57
Buy	EUR	595,827	04/2007	397	(19)	378
Buy	GBP	71,100	04/2007	1,094	0	1,094
Sell		27,072	04/2007	0	(380)	(380)
Buy	INR	5,506	05/2007	2	0	2
Buy		1,310	06/2007	0	0	0
Buy	JPY	26,099	04/2007	0	(3)	(3)
Sell		1,980,920	04/2007	55	0	55
Buy		54,352,831	05/2007	11,776	(96)	11,680
Buy	KRW	6,627,308	05/2007	0	(38)	(38)
Buy	MXN	213,860	04/2007	5	(168)	(163)
Sell		213,860	04/2007	0	(25)	(25)
Buy		213,860	03/2008	32	0	32
Buy	NOK	37,909	06/2007	82	0	82
Sell	NZD	112,837	04/2007	72	(2,632)	(2,560)
Buy	PLN	390	04/2007	4	0	4
Sell		390	04/2007	0	0	0
Buy		390	09/2007	0	0	0
Buy	RUB	1,007,289	01/2008	202	0	202
Buy	SEK	149,662	06/2007	148	0	148
Buy	SGD	4,164	04/2007	26	0	26
Buy		219	09/2007	1	0	1
Buy	TWD	93,778	05/2007	0	(1)	(1)
Buy	ZAR	8,983	06/2007	0	(24)	(24)

				$17,878	$(3,893)	$13,985

See Accompanying Notes	Annual Report	March 31, 2007	67

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
ARUBA 0.2%
Mizuho Finance Aruba AEC
2.144% due 12/31/2049	JPY	500,000	$4,339

Mizuho Trust & Banking Co. Ltd.
2.405% due 04/27/2009		200,000	1,756

Total Aruba (Cost $6,141)			6,095

AUSTRALIA 0.3%
Australia Government Bond
8.750% due 08/15/2008	AUD	600	501

Medallion Trust
5.590% due 07/12/2031		$677	678

Seven Media Group
6.000% due 02/07/2013	AUD	8,000	6,412

Total Australia (Cost $7,529)			7,591

AUSTRIA 0.7%
Austria Government Bond
5.000% due 07/15/2012	EUR	12,700	17,716

Total Austria (Cost $13,780)			17,716

BELGIUM 0.6%
Belgium Government Bond
7.500% due 07/29/2008		10,500	14,632

Total Belgium (Cost $9,873)			14,632

BERMUDA 0.1%
Intelsat Bermuda Ltd.
5.250% due 11/01/2008		$1,500	1,483

Total Bermuda (Cost $1,476)			1,483

CANADA 0.3%
Province of Ontario Canada
6.200% due 06/02/2031	CAD	2,200	2,340

Province of Quebec Canada
5.750% due 12/01/2036		2,600	2,623

Rogers Wireless, Inc.
7.625% due 12/15/2011		1,950	1,879

Total Canada (Cost $6,766)			6,842

CAYMAN ISLANDS 1.7%
Foundation Re II Ltd.
12.110% due 11/26/2010		$1,650	1,680

Mizuho Finance Cayman Ltd.
1.060% due 09/28/2049	JPY	400,000	3,402
1.815% due 12/31/2049		300,000	2,596
8.375% due 12/29/2049		$4,300	4,546

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049		10,700	10,949

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	4,307

Mystic Re Ltd.
11.660% due 12/05/2008		$750	758

Pylon Ltd.
7.796% due 12/18/2008	EUR	1,350	1,843

Redwood Capital IX Ltd.
11.614% due 01/09/2008		$1,000	1,010
12.114% due 01/09/2008		2,000	2,021

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHL Corp. Ltd.
1.417% due 12/25/2024	JPY	12,188	$104

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049		$6,000	6,042

Vita Capital III Ltd.
6.466% due 01/01/2011		4,000	4,005

Total Cayman Islands (Cost $42,672)			43,263

DENMARK 1.0%
Nordea Kredit Realkreditaktieselskab
6.000% due 07/01/2029	DKK	1,036	195

Nykredit Realkredit A/S
4.832% due 10/01/2038		11,999	2,121
6.000% due 10/01/2029		1,605	302

Realkredit Danmark A/S
4.510% due 10/01/2038		126,947	22,477

Total Denmark (Cost $24,237)			25,095

FRANCE 12.1%
Axa S.A.
3.750% due 01/01/2017	EUR	828	1,599

France Government Bond
4.000% due 04/25/2009		8,050	10,748
4.000% due 10/25/2009		30,070	40,151
4.000% due 04/25/2014		39,700	52,843
4.000% due 10/25/2014		106,900	142,152
4.000% due 04/25/2055		600	760
4.750% due 04/25/2035		1,100	1,578
5.250% due 04/25/2008		26,800	36,231
5.750% due 10/25/2032		11,800	19,266
6.000% due 10/25/2025		3,400	5,546

Total France (Cost $280,798)			310,874

GERMANY 22.9%
DSL Bank AG
7.250% due 08/07/2007	GBP	3,000	5,927

Landesbank Baden-Wurttemberg
5.500% due 04/02/2007	EUR	440	588

LRP Landesbank Rheinland-Pfalz
4.750% due 04/04/2008		1,430	1,923

Republic of Germany
4.000% due 07/04/2009		2,900	3,874
4.250% due 01/04/2014		63,452	85,800
4.250% due 07/04/2014		66,590	90,113
4.750% due 07/04/2034		4,300	6,195
5.000% due 07/04/2011		100	139
5.000% due 01/04/2012		8,400	11,693
5.250% due 07/04/2010		33,500	46,394
5.250% due 01/04/2011		28,400	39,526
5.375% due 01/04/2010		4,100	5,667
5.500% due 01/04/2031		22,150	34,930
5.625% due 01/04/2028		39,370	62,332
6.250% due 01/04/2024		7,600	12,603
6.250% due 01/04/2030		8,512	14,604
6.500% due 07/04/2027		95,560	166,042

Total Germany (Cost $584,818)			588,350

ICELAND 0.2%
Glitnir Banki HF
5.830% due 01/18/2012		$3,700	3,729

Landsbanki Islands HF
6.060% due 08/25/2009		2,400	2,432

Total Iceland (Cost $6,129)			6,161

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IRELAND 0.3%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,000	$2,717

Celtic Residential Irish Mortgage Securitisation
4.076% due 06/13/2035		1,575	2,111

Emerald Mortgages PLC
4.116% due 04/15/2028		1,478	1,980
4.116% due 01/15/2035		411	551

Osiris Capital PLC
10.360% due 01/15/2010		$1,000	1,005

Total Ireland (Cost $7,277)			8,364

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro
5.250% due 08/01/2011	EUR	3,400	4,755
5.500% due 11/01/2010		1,700	2,379

Siena Mortgages SpA
4.065% due 02/05/2037		848	1,135

Total Italy (Cost $8,190)			8,269

JAPAN 26.3%
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015	EUR	300	389

Development Bank of Japan
4.250% due 06/09/2015		$7,300	6,902

Japan Government Bond
0.700% due 09/20/2008	JPY	2,980,000	25,286
1.500% due 03/20/2011		12,710,000	109,687
1.500% due 03/20/2014		6,760,000	57,777
1.500% due 03/20/2015		5,200,000	44,175
1.600% due 06/20/2014		8,010,000	68,842
1.600% due 09/20/2014		5,710,000	48,988
2.300% due 05/20/2030		700,300	6,045
2.300% due 06/20/2035		7,380,000	62,306
2.400% due 03/20/2034		2,470,000	21,322
2.500% due 09/20/2035		4,060,000	35,707
2.500% due 06/20/2036		3,900,000	34,312

Japanese Government CPI Linked Bond
0.800% due 12/10/2015		1,078,920	8,920
1.000% due 06/10/2016		3,463,460	28,898
1.100% due 12/10/2016		11,828,600	99,637

Resona Bank Ltd.
5.850% due 09/29/2049		$5,700	5,682

Sumitomo Mitsui Banking Corp.
1.445% due 12/01/2049	JPY	600,000	5,169
1.514% due 12/31/2049		400,000	3,418
1.744% due 12/31/2049		100,000	857
5.625% due 07/29/2049		$1,300	1,283

Total Japan (Cost $700,049)			675,602

JERSEY, CHANNEL ISLANDS 0.2%
Haus Ltd.
4.139% due 12/10/2037	EUR	3,423	4,568

Lloyds TSB Capital
7.375% due 12/29/2049		500	747

SRM Investment Ltd.
4.063% due 08/26/2034		411	549

Total Jersey, Channel Islands (Cost $4,206)			5,864

LUXEMBOURG 0.0%
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008		$900	901

Total Luxembourg (Cost $900)			901

68	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MEXICO 0.1%
C10 Capital SPV Ltd.
6.722% due 12/01/2049		$3,200	$3,162

Pemex Project Funding Master Trust
8.850% due 09/15/2007		40	40

Total Mexico (Cost $3,240)			3,202

NETHERLANDS ANTILLES 0.1%
BTM Curacao Holdings NV
1.020% due 12/31/2049	JPY	200,000	1,714

Total Netherlands Antilles (Cost $1,703)			1,714

NETHERLANDS 0.7%
Delphinus BV
4.037% due 04/25/2093	EUR	1,500	2,013

Dutch Mortgage Portfolio Loans BV
4.076% due 11/20/2035		1,166	1,565

Dutch Mortgage-Backed Securities BV
4.202% due 10/02/2079		2,906	3,898

Generali Finance BV
5.479% due 02/28/2049		2,300	3,097

Holland Euro-Denominated Mortgage-Backed Series
4.016% due 04/18/2012		784	1,050

Netherlands Government Bond
3.750% due 07/15/2014		2,500	3,277

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009		$4,400	4,404

Total Netherlands (Cost $18,551)			19,304

NEW ZEALAND 0.1%
New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	2,006	1,947

Total New Zealand (Cost $1,231)			1,947

RUSSIA 0.2%
Gaz Capital for Gazprom
5.875% due 06/01/2015	EUR	700	970

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007		$3,800	3,806

Total Russia (Cost $4,679)			4,776

SPAIN 2.9%
Hipotebansa Mortgage Securitization Fund
3.921% due 07/18/2022	EUR	924	1,234

Spain Government Bond
4.200% due 07/30/2013		2,200	2,960
4.200% due 01/31/2037		2,300	3,020
5.150% due 07/30/2009		37,730	51,632
5.350% due 10/31/2011		11,100	15,620

Total Spain (Cost $55,214)			74,466

TUNISIA 0.2%
Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	4,600	5,816

Total Tunisia (Cost $5,562)			5,816

UNITED KINGDOM 7.3%
Bauhaus Securities Ltd.
4.092% due 10/30/2052	EUR	2,222	2,975

Dolerite Funding PLC
5.640% due 08/20/2032		$440	440

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS PLC
5.920% due 09/29/2049		$5,900	$5,791

HSBC Holdings PLC
6.500% due 05/02/2036		23,800	25,239

National Grid PLC
4.980% due 06/22/2011 (j)	CAD	4,900	4,318

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007		$6,500	6,506

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		1,500	1,411

United Kingdom Gilt
4.000% due 03/07/2009	GBP	14,900	28,564
4.750% due 06/07/2010		27,900	53,948
5.000% due 03/07/2012		12,830	25,013
8.000% due 09/27/2013		14,100	32,067

Total United Kingdom (Cost $180,575)			186,272

UNITED STATES 94.8%

ASSET-BACKED SECURITIES 2.0%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032		$9	9

Amresco Residential Securities Mortgage Loan Trust
6.260% due 06/25/2029		247	254

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 10/25/2032		107	107
5.720% due 10/27/2032		179	180

Citicorp Residential Mortgage Securities
5.410% due 03/25/2037		12,400	12,406

Countrywide Asset-Backed Certificates
5.420% due 09/25/2037		12,800	12,804

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032		110	110

FBR Securitization Trust
5.440% due 10/25/2035		47	47
5.440% due 11/25/2035		248	248

First Alliance Mortgage Loan Trust
5.550% due 12/20/2027		25	25

First NLC Trust
5.440% due 02/25/2036		635	635

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035		677	678

GSAMP Trust
5.430% due 11/25/2035		179	179

Home Equity Mortgage Trust
5.430% due 02/25/2036		238	238

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036		424	424

Mesa Trust Asset-Backed Certificates
5.720% due 12/25/2031		526	528

Quest Trust
5.880% due 06/25/2034		348	349

Residential Asset Securities Corp.
5.410% due 01/25/2036		275	276
5.420% due 11/25/2035		269	269
5.820% due 07/25/2032		442	442

SG Mortgage Securities Trust
5.420% due 10/25/2035		55	55

SLM Student Loan Trust
3.800% due 12/15/2038		3,000	2,928
5.316% due 10/27/2014		7,700	7,705

Soundview Home Equity Loan Trust
5.420% due 12/25/2035		266	266

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.550% due 10/25/2035		$9,901	$9,907

			51,069

BANK LOAN OBLIGATIONS 0.5%
Ford Motor Co.
8.360% due 11/29/2013		2,195	2,205

Georgia-Pacific Corp.
7.340% due 12/20/2012		4,524	4,552
7.364% due 12/20/2012		426	429

HCA, Inc.
7.614% due 11/14/2013		4,800	4,846

MGM Mirage
7.500% due 10/03/2011		1,000	987

			13,019

CORPORATE BONDS & NOTES 8.0%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		1,400	1,432

American International Group, Inc.
4.875% due 03/15/2067	EUR	5,500	7,215
6.250% due 03/15/2037		$1,300	1,270

Anadarko Petroleum Corp.
6.125% due 03/15/2012		2,600	2,678

AT&T, Inc.
5.570% due 11/14/2008		500	502

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,046

Bank of America Corp.
5.370% due 11/06/2009		7,500	7,499

Bank of America N.A.
5.350% due 12/18/2008		3,100	3,099

BellSouth Corp.
5.200% due 09/15/2014		3,000	2,954

Boston Scientific Corp.
5.450% due 06/15/2014		1,500	1,444
6.400% due 06/15/2016		4,300	4,319

Caesars Entertainment, Inc.
8.875% due 09/15/2008		400	418

Charter One Bank N.A.
5.410% due 04/24/2009		13,550	13,557

CIT Group, Inc.
5.480% due 08/17/2009		7,800	7,809

CMS Energy Corp.
8.900% due 07/15/2008		2,100	2,189

CNA Financial Corp.
6.000% due 08/15/2011		3,600	3,679

CSX Corp.
6.750% due 03/15/2011		2,500	2,614

CVS Corp.
5.750% due 08/15/2011		900	917

DaimlerChrysler N.A. Holding Corp.
4.875% due 06/15/2010		1,000	991
5.690% due 03/13/2009		6,600	6,615
5.750% due 09/08/2011		1,500	1,525
5.820% due 09/10/2007		3,800	3,806

EchoStar DBS Corp.
5.750% due 10/01/2008		410	412
6.375% due 10/01/2011		700	706

Exelon Corp.
6.750% due 05/01/2011		900	938

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015		1,100	1,159

See Accompanying Notes	Annual Report	March 31, 2007	69

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
GATX Financial Corp.
5.125% due 04/15/2010		$500	$498

General Electric Capital Corp.
4.625% due 09/15/2066	EUR	700	928
5.380% due 12/12/2008		$4,800	4,805

General Motors Acceptance Corp.
6.000% due 04/01/2011		6,700	6,522

Genworth Financial, Inc.
1.600% due 06/20/2011	JPY	520,000	4,409

GMAC LLC
6.000% due 12/15/2011		$4,300	4,175

Goldman Sachs Group, Inc.
5.800% due 03/22/2016		2,900	2,908

Harrah’s Operating Co., Inc.
5.960% due 02/08/2008		4,600	4,611

Health Care Property Investors, Inc.
5.950% due 09/15/2011		1,000	1,019

HSBC Finance Corp.
6.538% due 11/13/2007		4,600	4,621

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,922
5.400% due 02/15/2012		2,700	2,737

JPMorgan & Co., Inc.
2.991% due 02/15/2012		4,670	4,841

JPMorgan Chase Capital XXII
6.450% due 02/02/2037		3,000	2,951

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066		4,800	4,784

Lennar Corp.
5.950% due 10/17/2011		900	899

Loews Corp.
5.250% due 03/15/2016		1,200	1,179

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,182

Masco Corp.
5.875% due 07/15/2012		1,000	1,014

May Department Stores Co.
4.800% due 07/15/2009		900	891

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009		3,800	3,802

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008		600	657

Mizuho JGB Investment LLC
9.870% due 12/31/2049		1,200	1,263

Mizuho Preferred Capital Co. LLC
8.790% due 12/29/2049		1,400	1,458

Morgan Stanley
5.840% due 10/15/2015		5,100	5,132

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,174

Qwest Communications International, Inc.
8.860% due 02/15/2009		600	609

Rabobank Capital Funding Trust
5.254% due 12/29/2049		3,900	3,766

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,161

Ryder System, Inc.
3.500% due 03/15/2009		900	868

SB Treasury Co. LLC
9.400% due 12/29/2049		6,600	6,909

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Southwest Airlines Co.
6.500% due 03/01/2012	$500	$523

Time Warner, Inc.
5.590% due 11/13/2009	3,400	3,408

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	3,530	3,719

Toyota Motor Credit Corp.
5.330% due 10/12/2007	11,800	11,805

Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	500	504

U.S. Bancorp
5.350% due 04/28/2009	8,200	8,206

Viacom, Inc.
5.750% due 04/30/2011	6,100	6,189

Xerox Corp.
9.750% due 01/15/2009	2,600	2,801

		204,643

MORTGAGE-BACKED SECURITIES 4.0%
Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	5,392	5,326

Bear Stearns Alt-A Trust
5.830% due 11/25/2036	8,155	8,233

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	17,451	17,272
4.900% due 12/25/2035	943	940

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	12,800	12,755

Commercial Mortgage Asset Trust
6.975% due 01/17/2032	2,800	3,038

Countrywide Home Loan Mortgage Pass-Through Trust
5.640% due 03/25/2035	83	83

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	576	574
5.540% due 11/15/2019	566	567
5.629% due 05/25/2032	91	91

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	3,495	3,482

Greenpoint Mortgage Funding Trust
5.590% due 11/25/2045	607	608

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,100	4,114

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,175	2,154

Impac CMB Trust
5.720% due 07/25/2033	218	218

JPMorgan Chase Commercial Mortgage Securities Corp.
6.465% due 11/15/2035	10,100	10,617

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	548	547

MASTR Asset Securitization Trust
5.500% due 11/25/2017	904	897

Merrill Lynch Commercial Mortgage Trust
5.414% due 07/12/2046	7,200	7,214

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	762	765

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	415	418

Washington Mutual, Inc.
5.111% due 10/25/2032	442	441
5.580% due 11/25/2045	1,536	1,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.590% due 12/25/2027	$5,084	$5,087
5.630% due 01/25/2045	2,082	2,086
5.642% due 02/27/2034	1,455	1,470
6.129% due 05/25/2041	50	51

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	13,060	12,974

		103,564

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	830	902

District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,330

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	2,085	2,305

Harris County, Texas Revenue Bonds, Series 2003
5.000% due 08/01/2033	820	830

Illinois State Educational Facilities Authority Revenue Bonds, Series 2003
5.000% due 07/01/2033	1,435	1,493

Illinois State Regional Transportation Authority Revenue Bonds, (FSA Insured), Series 1999
5.750% due 06/01/2014	20	22

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.300% due 06/01/2025	3,105	3,281
6.500% due 06/01/2023	1,780	1,780

Louisville & Jefferson Counties, Kentucky Metro Sewer District Revenue Bonds, (MBIA Insured), Series 2001
5.000% due 05/15/2036	200	209

Metropolitan Water District of Southern California Revenue Bonds, (FGIC Insured), Series 2003
5.000% due 10/01/2036	530	556

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	600	644

New York State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2003
5.500% due 06/01/2014	300	311
5.500% due 06/01/2017	600	636

New York State Tobacco Settlement Financing Corporations Revenue Notes, Series 2003
5.250% due 06/01/2013	3,500	3,562

		17,861

	SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049	640	6,754

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 77.0%
Fannie Mae
4.190% due 11/01/2034	$11,450	11,342
4.946% due 12/01/2034	2,123	2,122
5.000% due 11/25/2032 - 04/01/2037	48,371	46,680
5.440% due 03/25/2034	352	353
5.500% due 11/01/2028 - 04/01/2037	87,658	86,938

70	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.649% due 04/01/2032	$160	$160
6.000% due 10/01/2034 - 07/25/2044	1,595,631	1,607,662
6.500% due 02/01/2026 - 04/01/2037	154,378	157,538
7.025% due 08/01/2023	212	215
7.075% due 01/01/2023	62	63
7.290% due 11/01/2022	19	19
7.362% due 12/01/2030	44	45

Federal Home Loan Bank
4.300% due 05/12/2008	10,000	9,925

Freddie Mac
4.389% due 09/01/2035	930	920
5.000% due 03/15/2016 - 08/15/2035	10,723	10,189
5.670% due 12/15/2030	1,184	1,188
6.133% due 10/25/2044	11,348	11,448
6.816% due 06/01/2022	317	321
9.050% due 06/15/2019	6	6

Ginnie Mae
5.375% due 05/20/2022 - 05/20/2030	1,873	1,896
5.750% due 07/20/2022 - 08/20/2027	798	807
6.000% due 08/20/2034	6,320	6,477
6.125% due 11/20/2021 - 11/20/2030	335	339

Small Business Administration
5.980% due 05/01/2022	5,556	5,733
6.344% due 08/01/2011	1,721	1,781
6.640% due 02/01/2011	748	778

Tennessee Valley Authority
5.880% due 04/01/2036	8,145	8,808
5.980% due 04/01/2036	1,855	2,027

		1,975,780

U.S. TREASURY OBLIGATIONS 2.3%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2014	330	327
2.000% due 01/15/2026	1,229	1,169

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
2.375% due 01/15/2027	$13,913	$14,032
3.625% due 04/15/2028	1,244	1,515

U.S. Treasury Bonds
8.125% due 05/15/2021	13,800	18,328

U.S. Treasury Notes
3.500% due 12/15/2009	400	390
4.375% due 12/15/2010	15,600	15,524
4.625% due 02/29/2012	4,000	4,016
4.875% due 05/31/2011	4,500	4,573

		59,874

Total United States (Cost $2,434,211)		2,432,564

SHORT-TERM INSTRUMENTS 10.7%

CERTIFICATES OF DEPOSIT 5.6%
Barclays Bank PLC
5.281% due 03/17/2008	18,000	18,003

BNP Paribas
5.270% due 09/23/2008	25,700	25,689

Countrywide Funding Corp.
5.350% due 08/16/2007	12,100	12,100

Dexia Credit Local S.A.
5.270% due 09/29/2008	15,300	15,300

Fortis Bank NY
5.300% due 09/30/2008	20,500	20,500

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	25,700	25,696

Societe Generale NY
5.270% due 03/25/2008	25,700	25,700

		142,988

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 1.8%
UBS Finance Delaware LLC
5.185% due 08/01/2007	$47,000	$46,333
5.205% due 08/01/2007	1,000	984

		47,317

REPURCHASE AGREEMENTS 1.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	43,000	43,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 7.125% due 02/15/2023 valued at $43,805. Repurchase proceeds are $43,018.)

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007	4,535	4,535

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $4,630. Repurchase proceeds are $4,537.)

U.S. TREASURY BILLS 1.4%
4.951% due 05/31/2007 - 06/14/2007 (a)(c)(d)(f)	35,915	35,554

Total Short-Term Instruments (Cost $273,399)		273,394

PURCHASED OPTIONS (h) 0.8%
(Cost $24,490)		19,894

Total Investments (e) 185.1% (Cost $4,707,696)		$4,750,451

Written Options (i) (0.5%) (Premiums $15,700)		(12,718)

Other Assets and Liabilities (Net) (84.6%)		(2,171,215)

Net Assets 100.0%		$2,566,518

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $13,870 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	Securities with an aggregate market value of $3,264 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $65,075 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $14,454 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	29	$(8)
90-Day Eurodollar March Futures	Long	03/2008	163	(6)
90-Day Eurodollar September Futures	Long	09/2007	7,615	(2,850)
90-Day Euroyen December Futures	Long	12/2007	2,672	104
Euro-Bund 10-Year Note June Futures	Long	06/2007	2,182	(2,174)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	267	29
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	108	32
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 109.500	Long	06/2007	2,182	0

See Accompanying Notes	Annual Report	March 31, 2007	71

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	267	$49
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	108	(25)
Japan Government 10-Year Bond June Futures	Long	06/2007	324	(306)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	259	58
U.S. Treasury 10-Year Note June Futures	Long	06/2007	36	(13)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	225	179
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	110	(123)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	115	(67)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	515	(315)

				$(5,436)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016	EUR	11,300	$(17)
BNP Paribas Bank	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		5,200	(6)
Deutsche Bank AG	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		14,900	(39)
Goldman Sachs & Co.	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,700	(2)
HSBC Bank USA	Dow Jones ITRAX 6HI4 Index	Buy	(0.850%	)	12/20/2016		1,800	(3)
JPMorgan Chase & Co.	Dow Jones ITRAX 6HIVOL Index	Buy	(0.850%	)	12/20/2016		12,700	(34)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	840,000	64
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		$900	(1)
Bank of America	Exelon Corp. 6.750% due 05/01/2011	Buy	(0.330%	)	06/20/2011		900	4
Bank of America	Pampelonne CDO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.400% due 11/11/2051	Buy	(1.750%	)	11/11/2051		4,000	473
Barclays Bank PLC	National Grid PLC	Buy	(0.208%	)	06/20/2011		4,300	(4)
Barclays Bank PLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.330%	)	03/20/2012		2,600	(3)
Barclays Bank PLC	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012		2,700	(2)
Barclays Bank PLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,400	16
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010		1,000	(8)
Bear Stearns & Co., Inc.	GATX Financial Corp. 5.125% due 04/15/2010	Buy	(0.160%	)	06/20/2010		500	(1)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011		2,700	27
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011		2,400	(15)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011		3,800	(20)
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012		1,000	2
Bear Stearns & Co., Inc.	NiSource Finance Corp. 5.400% due 07/15/2014	Buy	(0.620%	)	09/20/2014		1,150	(7)
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015		2,500	22
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016		2,900	15
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.330%	)	03/20/2016		1,150	(10)
Citibank N.A.	AutoZone, Inc. 5.875% due 10/15/2012	Buy	(0.680%	)	12/20/2012		2,100	(34)
Deutsche Bank AG	Ryder System, Inc. 3.500% due 03/15/2009	Buy	(0.150%	)	03/20/2009		900	0
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011		900	11
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012		500	(2)
Deutsche Bank AG	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.420%	)	03/20/2012		500	(2)
Deutsche Bank AG	International Paper Co. 5.850% due 10/30/2012	Buy	(0.500%	)	06/20/2012		1,600	0
Deutsche Bank AG	Ace INA Holdings, Inc. 5.875% due 06/15/2014	Buy	(0.390%	)	06/20/2014		1,400	(5)
Deutsche Bank AG	Boston Scientific Corp. 5.450% due 06/15/2014	Buy	(0.620%	)	06/20/2014		1,500	33
Deutsche Bank AG	Tate & Lyle International Finance PLC 5.000% due 11/15/2014	Buy	(0.510%	)	12/20/2014		1,400	15
Goldman Sachs & Co.	JC Penney Corp., Inc. 8.000% due 03/01/2010	Sell	0.990%		09/20/2010		500	12
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		179,200	1,084
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Buy	(0.600%	)	06/20/2017		2,000	5
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		7,500	2
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		500	6
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.345%		08/20/2011		19,900	533
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011		1,000	(8)
JPMorgan Chase & Co.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.135%	)	08/20/2016		11,100	(669)

72	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	$700	$8
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.280%		08/20/2011	29,600	715
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	8,100	225
Lehman Brothers, Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.520%	)	06/20/2012	2,000	4
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	3,000	(12)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	4,600	(285)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.065%	)	08/20/2016	4,300	(237)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.050%	)	08/20/2016	12,100	(655)
Lehman Brothers, Inc.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	9,300	55
Merrill Lynch & Co., Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.410%		06/20/2007	9,500	17
Merrill Lynch & Co., Inc.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	2,976	27
Merrill Lynch & Co., Inc.	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.290%	)	06/20/2011	6,700	104
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.340%		08/20/2011	15,600	415
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	2,900	3
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.130%	)	08/20/2016	8,700	(521)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	1,400	15
Morgan Stanley	Xerox Corp. 9.750% due 01/15/2009	Buy	(0.290%	)	03/20/2009	2,800	(7)
Morgan Stanley	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	15,872	142
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.700%	)	09/20/2010	400	(19)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	1,000	(13)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	21,700	611
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	1,000	0
Morgan Stanley	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.280%	)	06/20/2012	1,200	(2)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	1,000	7
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	12,100	(768)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	15,000	100
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	2,400	(10)
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	1,000	(3)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.620%	)	09/20/2011	1,500	(17)
Royal Bank of Scotland Group PLC	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.290%	)	03/20/2012	3,200	(3)
Royal Bank of Scotland Group PLC	Weyerhaeuser Co. 6.75 due 03/15/2012	Buy	(0.550%	)	06/20/2012	5,000	0
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.295%	)	12/20/2015	2,600	21
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	11
UBS Warburg LLC	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	12,000	80

							$1,440

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009	AUD	109,100	$(49)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010		70,250	(1,622)
Citibank N.A.	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		39,700	1,217
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		219,200	(94)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		67,600	(96)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,800	(88)
Deutsche Bank AG	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,600	81
HSBC Bank USA	6-Month Australian Bank Bill	Pay	6.000%	06/15/2012		9,000	(85)
HSBC Bank USA	6-Month Australian Bank Bill	Receive	6.000%	06/15/2017		5,200	78
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2009		134,800	(67)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		43,700	(73)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009		22,500	(120)

See Accompanying Notes	Annual Report	March 31, 2007	73

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-Month Australian Bank Bill	Pay	6.000%	06/15/2010	AUD	71,300	$(1,677)
UBS Warburg LLC	6-Month Australian Bank Bill	Receive	6.000%	06/15/2015		40,900	1,346
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	2,900	(62)
Citibank N.A.	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015		10,000	44
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		1,900	73
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.000%	06/15/2015		7,300	246
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,800	(40)
Barclays Bank PLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010	EUR	2,300	(121)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		19,000	431
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		7,100	11
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		43,800	233
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		16,000	340
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		46,100	2,327
Credit Suisse First Boston	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		37,050	1,335
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		91,330	148
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.435%	06/18/2034		6,900	385
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	06/21/2036		3,800	38
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Receive	1.995%	03/15/2012		9,100	12
Goldman Sachs & Co.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		78,000	1,793
HSBC Bank USA	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		13,620	7
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		4,770	(212)
JPMorgan Chase & Co.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012		29,500	1,490
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		2,600	53
Lehman Brothers, Inc.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.965%	03/15/2012		3,600	8
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		9,400	171
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		25,200	(660)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		700	(37)
Merrill Lynch & Co., Inc.	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		4,000	80
Morgan Stanley	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		3,100	(140)
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/2011		5,300	30
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		66,750	2,151
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		53,500	(1,510)
UBS Warburg LLC	6-Month EUR-LIBOR	Pay	4.000%	06/17/2010		85,200	(1,407)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		20,500	458
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	72,950	(3,883)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		800	(41)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.500%	09/15/2017		27,900	77
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		10,100	(39)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		14,600	740
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		6,900	934
Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,500	(202)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		6,600	(363)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		15,000	(22)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,200	80
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,300	603
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		17,100	(448)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		36,300	(1,452)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		21,900	1,365
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		3,700	(224)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/18/2034		5,600	(154)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		3,900	255
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		10,500	(573)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		11,300	(612)
Morgan Stanley	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		10,000	(179)
Morgan Stanley	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,100	228
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	5.322%	09/14/2009		100	1
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2015		19,300	(932)
Barclays Bank PLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	1,800,000	(202)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		34,280,000	365
Deutsche Bank AG	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		4,170,000	(403)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		19,380,000	(34)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		9,780,000	83
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	1.300%	09/21/2011		2,008,000	13
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	6
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		8,000,000	(566)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		22,630,000	(2,426)
JPMorgan Chase & Co.	6-Month JPY-LIBOR	Receive	1.000%	06/24/2011		500,000	(22)
Lehman Brothers, Inc.	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		3,455,000	(854)
Merrill Lynch & Co., Inc.	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		3,310,000	(279)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.390%	06/18/2007		525,000	29
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		10,500,000	109
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		27,900,000	(69)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		11,260,000	124
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016		7,490,000	(838)
Morgan Stanley	6-Month JPY-LIBOR	Receive	1.980%	09/27/2016		4,800,000	(764)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		13,850,000	(57)

74	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	75,220,000	$(82)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	1.500%	03/20/2011		16,400,000	218
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.500%	06/20/2036		700,000	18
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	85,000	227
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/22/2016		116,000	705
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		21,000	118
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		454,700	(41)
JPMorgan Chase & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.840%	09/23/2016		14,000	79
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		41,000	109
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$16,700	247
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,500	206
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		8,200	178
Credit Suisse First Boston	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,700	518
Deutsche Bank AG	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $285	12/07/2007		22,800	77
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		35,000	120
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		13,700	(137)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		8,200	48
Goldman Sachs & Co.	0.288% less 10-Year vs. 2-Year USD ISDA rate spread, cap 0.000%	Pay	Premium amount of $254	12/07/2007		21,900	98
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		110,400	(1,104)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		54,100	316
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		16,000	22
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		24,500	474
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		65,000	218
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		129,100	755
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		26,200	597
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,000	(2)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		21,700	232
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		10,000	(340)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		35,800	(40)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		190,400	894
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		21,600	(564)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		15,500	66
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		18,000	(875)

							$(845)

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 103.000	05/25/2007	159	$3	$2
Put - CBOT U.S. Treasury 30-Year Bond June Futures	105.000	05/25/2007	32	1	1

				$4	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	43,300	$224	$0
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		49,000	253	2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.000%	05/11/2007		21,000	115	0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		45,500	234	27
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		88,000	408	3
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		20,000	77	61
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.350%	03/14/2008		5,600	27	20
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	05/17/2007		64,000	350	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/06/2007		16,200	87	0
Call - OTC 2-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		63,900	336	2
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.150%	09/14/2007		94,500	532	55
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.188%	09/14/2007		108,500	620	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.201%	09/14/2007		35,000	200	26
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.300%	03/14/2008		76,000	295	231
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$238,000	881	660
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		106,700	413	766
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		211,100	1,368	1,420
Call - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.750%	04/27/2009		9,700	502	734
Put - OTC 30-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	6.250%	04/27/2009		9,700	676	142
Call - OTC 2-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		28,500	151	153
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		108,000	447	176
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		169,600	441	94
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		788,600	3,911	5,663
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		675,500	4,209	3,632

								$16,757	$13,942

See Accompanying Notes	Annual Report	March 31, 2007	75

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 116.000	12/05/2007	$28,000	$281	$475
Call - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	966
Put - OTC U.S. dollar versus Japanese yen	114.650	01/18/2008	44,000	1,466	1,324
Call - OTC U.S. dollar versus Japanese yen	120.000	01/18/2008	22,400	271	148
Call - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	2,033	1,078
Put - OTC U.S. dollar versus Japanese yen	115.350	02/13/2008	58,100	1,830	2,038
Call - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	48	51
Put - OTC U.S. dollar versus Japanese yen	104.000	03/17/2010	1,000	37	39

				$7,432	$6,119

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC Fannie Mae 5.000% due 05/01/2037	$ 103.625	05/07/2007	$254,000	$30	$1
Call - OTC Fannie Mae 5.000% due 06/01/2037	103.625	06/05/2007	56,900	7	1
Call - OTC Fannie Mae 5.000% due 06/01/2037	104.750	06/05/2007	242,500	28	7
Call - OTC U.S. Treasury Notes 5.125% due 05/15/2016	109.500	05/25/2007	112,200	13	0
Put - OTC Fannie Mae 6.000% due 06/01/2037	91.125	06/05/2007	461,000	54	13
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	933,700	110	32
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.500	06/05/2007	385,300	45	19
Put - OTC Fannie Mae 6.500% due 06/01/2037	94.875	06/05/2007	86,400	10	3

				$297	$76

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$4,000	$0	$(1)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	35,100	0	(41)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	05/10/2007	40,000	0	(204)

					$0	$(246)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	27,000	$459	$5
Call - OTC 8-Year Interest Rate Swap	Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		13,000	239	26
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		25,100	459	5
Call - OTC 10-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		1,400	27	13
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/06/2007		4,600	93	0
Call - OTC 8-Year Interest Rate Swap	HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		18,500	314	4
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		27,000	543	53
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	09/14/2007		41,000	820	81
Call - OTC 10-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	03/14/2008		31,000	469	298
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$104,000	853	738
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		46,400	415	667
Call - OTC 10-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		30,000	335	311
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		91,800	1,326	1,381
Call - OTC 10-Year Interest Rate Swap	Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Receive	5.250%	05/16/2007		9,900	129	102
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		12,400	148	136
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		36,500	394	219
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		47,300	494	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		341,000	4,092	4,904
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		282,100	3,869	3,095

								$15,478	$12,374

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 117.500	04/05/2007	$21,600	$87	$161
Call - OTC U.S. dollar versus Japanese yen	118.000	04/05/2007	35,200	135	183

				$222	$344

76	PIMCO Funds	See Accompanying Notes

March 31, 2007

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,390	$4,318	0.17%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Fannie Mae	5.000%	04/01/2037	$49,000	$47,559	$47,346
Fannie Mae	5.000%	05/01/2037	280,100	271,461	270,647
Fannie Mae	5.500%	04/01/2037	45,050	44,660	44,585
U.S. Treasury Notes	3.000%	02/15/2009	16,300	15,859	15,905
U.S. Treasury Notes	4.000%	04/15/2010	25,000	24,653	25,111
U.S. Treasury Notes	4.000%	02/15/2015	15,200	14,636	14,691
U.S. Treasury Notes	4.125%	05/15/2015	5,000	4,856	4,918
U.S. Treasury Notes	4.250%	11/15/2013	13,800	13,616	13,782
U.S. Treasury Notes	4.250%	11/15/2014	25,100	24,598	24,983
U.S. Treasury Notes	4.500%	02/15/2016	25,700	25,540	25,661
U.S. Treasury Notes	4.625%	02/29/2012	3,900	3,926	3,932
U.S. Treasury Notes	4.625%	11/15/2016	119,800	120,557	121,736
U.S. Treasury Notes	4.875%	05/31/2011	4,500	4,572	4,650
U.S. Treasury Notes	5.125%	05/15/2016	145,380	151,004	153,633

				$767,497	$771,580

(3) Market value includes $7,306 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	66,519	04/2007	$2,791	$0	$2,791
Sell		48,009	04/2007	6	(286)	(280)
Buy	BRL	2,588	05/2007	94	0	94
Sell		2,588	05/2007	0	(3)	(3)
Buy		13,158	06/2007	420	0	420
Buy		2,588	03/2008	1	0	1
Buy	CAD	3,496	04/2007	41	0	41
Sell		34,215	04/2007	0	(331)	(331)
Buy	CLP	296,000	05/2007	0	(14)	(14)
Buy		203,300	06/2007	0	(9)	(9)
Buy	CNY	135,733	05/2007	0	(13)	(13)
Sell		55,245	05/2007	27	0	27
Buy		113,995	08/2007	298	0	298
Buy		193,360	09/2007	337	0	337
Buy		97,896	11/2007	60	0	60
Buy		241,344	01/2008	6	(42)	(36)
Buy		249,474	03/2008	53	(29)	24
Sell	DKK	147,370	06/2007	0	(316)	(316)
Buy	EUR	9,014	04/2007	6	(20)	(14)
Sell		396,296	04/2007	0	(265)	(265)
Buy	GBP	144	04/2007	5	0	5
Sell		108,968	04/2007	0	(1,201)	(1,201)
Sell	HKD	1,587	05/2007	0	0	0
Buy	INR	21,887	05/2007	8	0	8
Sell	JPY	268,560	04/2007	0	(8)	(8)
Sell		79,724,912	05/2007	150	(17,318)	(17,168)
Buy	KRW	5,133,125	05/2007	0	(21)	(21)
Buy		642,500	06/2007	2	0	2
Buy		1,033,648	09/2007	4	0	4
Buy	MXN	243,523	04/2007	6	(266)	(260)
Sell		243,523	04/2007	34	0	34
Buy		243,523	03/2008	0	(28)	(28)
Buy	NOK	42,224	06/2007	92	0	92
Sell	NZD	125,004	04/2007	37	(3,692)	(3,655)
Buy	PLN	484	04/2007	6	0	6
Sell		484	04/2007	0	(1)	(1)
Buy		484	09/2007	1	0	1
Buy	RUB	15,371	09/2007	4	0	4
Buy		16,234	11/2007	13	0	13
Buy		1,078,485	01/2008	217	0	217
Buy	SGD	9,419	04/2007	58	0	58
Sell		756	05/2007	0	(5)	(5)
Buy	TWD	166,700	05/2007	0	(2)	(2)

				$4,777	$(23,870)	$(19,093)

See Accompanying Notes	Annual Report	March 31, 2007	77

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 129.1%
Fannie Mae
4.500% due 02/01/2020 (e)	$7,612	$7,372
5.000% due 01/01/2018 - 04/01/2037	7,168	6,997
5.500% due 04/01/2037	5,000	4,949
5.797% due 03/01/2018	14	14
6.000% due 04/01/2037	5,000	5,038
6.295% due 07/01/2011	5,696	5,762
6.500% due 04/01/2037	1,000	1,020
9.000% due 07/01/2018	10	11

Federal Housing Administration
8.137% due 09/01/2040	47	47

Freddie Mac
5.000% due 12/01/2035	4,990	4,829
5.246% due 06/01/2030	29	29
5.370% due 05/01/2019	14	15
6.675% due 05/01/2031	27	28
7.500% due 08/15/2029 (a)	37	7

Ginnie Mae
3.500% due 02/20/2026	10,536	10,410
4.000% due 01/20/2021	691	689
4.500% due 08/20/2033	1,956	1,846
5.000% due 07/20/2035 - 04/01/2037	41,407	40,307
5.250% due 02/20/2030	1,770	1,786
5.375% due 06/20/2021 - 05/20/2032	16,151	16,325
5.500% due 04/15/2025 - 04/01/2037	136,765	136,339
5.520% due 01/16/2031 - 02/16/2032	4,622	4,633
5.570% due 08/16/2032	996	999
5.620% due 12/16/2026 - 08/16/2031	868	872
5.625% due 02/20/2018 - 03/20/2018	26	26
5.720% due 06/16/2027	793	795
5.750% due 07/20/2018 - 08/20/2025	23	24
5.820% due 07/16/2028	169	172
5.870% due 04/16/2032	325	329
5.875% due 05/20/2016 - 05/16/2027	110	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.970% due 05/16/2029 - 06/20/2030	$708	$713
6.000% due 06/15/2009 - 04/01/2037	75,707	76,715
6.125% due 12/20/2017 - 10/20/2030	18	19
6.500% due 12/15/2023 - 04/01/2037	33,564	34,442
7.500% due 10/15/2022 - 06/15/2033	5,721	5,988

Small Business Administration
7.449% due 08/01/2010	48	50

Total U.S. Government Agencies (Cost $368,402)		369,707

MORTGAGE-BACKED SECURITIES 0.1%
CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	115	115

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	235	235

Total Mortgage-Backed Securities (Cost $350)		350

ASSET-BACKED SECURITIES 0.7%
Amortizing Residential Collateral Trust
5.610% due 07/25/2032	19	19

Centex Home Equity
5.620% due 01/25/2032	42	42

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	91	91

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,000	1,672

Home Equity Asset Trust
5.920% due 11/25/2032	2	3

Saxon Asset Securities Trust
5.580% due 08/25/2032	16	16

Structured Asset Securities Corp.
5.610% due 01/25/2033	86	86

Total Asset-Backed Securities (Cost $1,906)		1,929

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 3.4%

COMMERCIAL PAPER 0.6%
Bank of America Corp.
5.220% due 07/24/2007	$600	$592

Natixis S.A.
5.400% due 04/02/2007	1,200	1,200

		1,792

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $2,040. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,858	3,858
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,936. Repurchase proceeds are $3,860.)

		5,858

U.S. TREASURY BILLS 0.7%
4.906% due 06/14/2007 (b)(c)(f)	2,130	2,106

Total Short-Term Instruments (Cost $9,759)		9,756

Total Investments (d) 133.3% (Cost $380,417)		$381,742

Other Assets and Liabilities (Net) (33.3%)		(95,430)

Net Assets 100.0%		$286,312

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $1,978 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $47 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $29,033 at a weighted average interest rate of 5.260%. On March 31, 2007, securities valued at $3,672 were pledged as collateral for reverse repurchase agreements.
(f)	Securities with an aggregate market value of $128 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	121	$27
90-Day Eurodollar June Futures	Long	06/2007	67	(9)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	20	14

				$32

78	PIMCO Funds	See Accompanying Notes

March 31, 2007

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$1,000	$207
Bear Stearns & Co., Inc.	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Sell	2.550%		12/25/2035	2,000	20
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	(1)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	2,000	473
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	704
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	585
UBS Warburg LLC	Bear Stearns Asset-Backed Securities, Inc. floating rate based on 1-Month USD-LIBOR plus 2.000% due 12/25/2035	Buy	(2.250%	)	12/25/2035	2,000	(4)

							$1,984

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$250	$(15)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	2,500	(44)
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	2,500	11

							$(48)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$4,000	$84
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	4,300	(25)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $316	07/01/2011	8,000	(300)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	6,100	(36)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	3,500	80

						$(197)

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$16,000	$15,889	$15,835
Fannie Mae	6.000%	04/01/2037	12,000	12,112	12,090
Ginnie Mae	5.500%	04/01/2037	16,000	15,985	15,915
Ginnie Mae	6.000%	04/01/2037	7,000	7,096	7,092

				$51,082	$50,932

See Accompanying Notes	Annual Report	March 31, 2007	79

Schedule of Investments  High Yield Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 6.0%
AES Corp.
7.120% due 04/30/2010	$4,950	$4,980
7.130% due 04/30/2010	1,050	1,059

Amadeus Global Travel Distribution S.A.
7.364% due 04/08/2012	4,044	4,047
8.070% due 04/08/2013	1,902	1,919
8.570% due 04/08/2014	1,879	1,903

Biomet, Inc.
6.000% due 03/08/2008	30,000	29,883

Centennial Cellular Operating Co. LLC
7.360% due 01/20/2011	626	632
7.614% due 02/09/2011	8,091	8,164

Charter Communications Operating LLC
7.985% due 04/25/2013	14,250	14,245

Delphi Corp.
7.625% due 12/31/2007	1,000	1,006
8.125% due 12/31/2007	11,000	11,057

Ferrellgas Partners LP
7.240% due 08/01/2010 (n)	26,000	26,280

Ford Motor Co.
8.360% due 11/29/2013	29,676	29,814

Goodyear Tire & Rubber Co.
8.140% due 04/30/2010	9,000	9,086

Harrah’s Entertainment, Inc.
7.500% due 03/09/2008	40,000	39,850

HCA, Inc.
7.614% due 11/14/2013	17,706	17,877

Headwaters, Inc.
7.320% due 04/30/2011	7,681	7,719

HealthSouth Corp.
8.620% due 02/02/2013	29,031	29,215

Hertz Corp.
5.350% due 12/21/2012	1,000	1,009
7.070% due 12/20/2012	2,201	2,221
7.070% due 12/21/2012	3,059	3,080
7.090% due 12/21/2012	340	343

Ineos Group Holdings PLC
7.580% due 10/07/2012	14,220	14,325
7.580% due 10/07/2013	1,237	1,257
8.080% due 10/07/2014	1,237	1,261

Intelsat Bermuda Ltd.
7.860% due 02/15/2014	34,750	34,865

JSG Holding PLC
7.735% due 11/29/2013	700	707
8.235% due 11/29/2014	700	707

Metro-Goldwyn-Mayer, Inc.
8.614% due 04/08/2012	15,961	15,992

Northwest Airlines, Inc.
7.850% due 08/22/2008	4,500	4,489

NTL Investment
7.360% due 01/06/2013	4,000	4,023

Primedia, Inc.
7.570% due 09/30/2013	1,990	1,991

Reliant Energy, Inc.
5.187% due 12/01/2010	2,357	2,378
7.695% due 12/01/2010	3,143	3,170

Rexel S.A.
8.070% due 01/20/2013	2,000	2,013
8.570% due 04/10/2014	2,000	2,021

Rite Aid Corp.
9.000% due 11/08/2013	16,000	15,920

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Riverdeep Interactive
11.550% due 12/21/2014	$10,000	$10,000

Roundy’s Supermarket, Inc.
8.070% due 10/27/2011	27	27
8.090% due 11/01/2011	10,616	10,711

Sandridge Energy, Inc.
8.975% due 04/01/2015	13,500	13,736

Telesat Canada, Inc.
2.620% due 02/14/2008	27,500	27,418

Univision Communications, Inc.
6.250% due 09/15/2014	19,000	19,009

Verso Paper Holdings LLC
5.265% due 02/01/2013	2,200	2,210

VNU/Nielson Finance LLC
7.610% due 08/08/2013	5,486	5,539

Weather Investments II SARL
10.978% due 10/26/2014	3,000	3,142

Wind Acquisition Finance S.A.
12.610% due 12/21/2011	6,516	6,744

Worldspan LP
5.360% due 12/07/2014	1,000	1,007
8.590% due 12/07/2013	995	1,002
8.610% due 12/07/2013	1,000	1,007

Total Bank Loan Obligations (Cost $449,708)		452,060

CORPORATE BONDS & NOTES 81.5%

BANKING & FINANCE 12.1%
AES Ironwood LLC
8.857% due 11/30/2025	48,099	54,352

AES Red Oak LLC
8.540% due 11/30/2019	14,399	15,731

BCP Crystal U.S. Holdings Corp.
9.625% due 06/15/2014	35,204	40,165

Bluewater Finance Ltd.
10.250% due 02/15/2012	30,715	32,174

Buffalo Thunder Development Authority
9.375% due 12/15/2014	5,400	5,535

C10 Capital SPV Ltd.
6.722% due 12/01/2049	10,500	10,374

Chukchansi Economic Development Authority
8.000% due 11/15/2013	675	701

Consolidated Communications Holdings, Inc.
9.750% due 04/01/2012	33	35

Credit & Repackaged Securities Ltd.
8.900% due 04/01/2007	5,000	5,021

Ferrellgas Escrow LLC
6.750% due 05/01/2014	1,880	1,852

Ford Motor Credit Co.
7.000% due 10/01/2013	4,300	4,002
7.250% due 10/25/2011	35,025	34,073
7.375% due 02/01/2011	142,444	140,213
8.000% due 12/15/2016	80,445	77,535
8.625% due 11/01/2010	8,265	8,441

Forest City Enterprises, Inc.
7.625% due 06/01/2015	10,525	10,762

General Motors Acceptance Corp.
6.000% due 04/01/2011	19,412	18,896
6.750% due 12/01/2014	6,675	6,572
6.875% due 08/28/2012	21,890	21,826
7.000% due 02/01/2012	19,400	19,511
8.000% due 11/01/2031	32,700	35,157

Hexion U.S. Finance Corp.
9.750% due 11/15/2014	7,900	8,325

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Idearc, Inc.
8.000% due 11/15/2016	$41,200	$42,590

K&F Acquisition, Inc.
7.750% due 11/15/2014	12,950	13,824

KRATON Polymers LLC
8.125% due 01/15/2014	25,045	25,202

NSG Holdings LLC/NSG Holdings, Inc.
7.750% due 12/15/2025	13,340	14,007

Petroleum Export Ltd. II
6.340% due 06/20/2011	17,540	17,324

Rotech Healthcare, Inc.
9.500% due 04/01/2012	54,257	53,986

RSHB Capital AG S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010	2,500	2,587
7.175% due 05/16/2013	3,000	3,176

Sally Holdings LLC
9.250% due 11/15/2014	28,500	29,426

Sets Trust
8.850% due 04/02/2007	5,000	5,020

Tenneco, Inc.
8.625% due 11/15/2014	13,895	14,555
10.250% due 07/15/2013	30,680	33,595

Universal City Development Partners
11.750% due 04/01/2010	9,342	9,938

Universal City Florida Holding Co. I
8.375% due 05/01/2010	7,900	8,186
10.110% due 05/01/2010	1,133	1,174

Ventas Realty LP
6.500% due 06/01/2016	500	514
6.750% due 04/01/2017	9,750	10,140
7.125% due 06/01/2015	8,975	9,446
8.750% due 05/01/2009	11,940	12,716

Wilmington Trust Co.
10.210% due 01/01/2009 (n)	84	84
10.732% due 01/01/2013 (n)	4,960	5,188

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	14,570	16,756

Yankee Acquisition Corp.
8.500% due 02/15/2015	18,875	19,205
9.750% due 02/15/2017	900	916

		900,808

INDUSTRIALS 55.7%
Abitibi-Consolidated Co. of Canada
8.375% due 04/01/2015	6,525	6,166

Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	15,465	15,736

Albertson’s, Inc.
7.450% due 08/01/2029	19,500	19,280
7.750% due 06/15/2026	7,800	7,938

Allied Waste North America, Inc.
7.125% due 05/15/2016	200	205
7.250% due 03/15/2015	41,251	42,282
7.875% due 04/15/2013	45,571	47,508

American Stores Co.
8.000% due 06/01/2026	12,400	13,360

AmeriGas Partners LP
7.125% due 05/20/2016	42,470	42,789
7.250% due 05/20/2015	24,520	24,888

Aramark Corp.
8.500% due 02/01/2015	40,605	42,432

Arco Chemical Co.
10.250% due 11/01/2010	1,445	1,611

80	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Armor Holdings, Inc.
8.250% due 08/15/2013	$6,490	$6,847

ArvinMeritor, Inc.
8.125% due 09/15/2015	4,000	3,990
8.750% due 03/01/2012	26,365	27,354

Bombardier, Inc.
8.000% due 11/15/2014	15,050	15,652

Bon-Ton Stores, Inc.
10.250% due 03/15/2014	34,025	36,705

Bowater Canada Finance
7.950% due 11/15/2011	20,520	20,058

Boyd Gaming Corp.
7.125% due 02/01/2016	13,715	13,509

Buhrmann U.S., Inc.
7.875% due 03/01/2015	13,790	13,859
8.250% due 07/01/2014	14,890	15,113

C8 Capital SPV Ltd.
6.640% due 12/31/2049	8,800	8,725

Cablemas S.A. de C.V.
9.375% due 11/15/2015	5,000	5,625

CanWest Media, Inc.
8.000% due 09/15/2012	25,883	26,919

Cascades, Inc.
7.250% due 02/15/2013	12,980	13,045

CCO Holdings LLC
8.750% due 11/15/2013	101,300	105,352

CDRV Investors, Inc.
0.000% due 01/01/2015 (f)	15,150	13,105

Celestica, Inc.
7.625% due 07/01/2013	10,245	9,630
7.875% due 07/01/2011	19,500	18,964

Chart Industries, Inc.
9.875% due 10/15/2015	7,165	7,523

Chemtura Corp.
6.875% due 06/01/2016	7,920	7,702

Chesapeake Energy Corp.
6.625% due 01/15/2016	15,575	15,770
6.875% due 01/15/2016	18,395	18,717
7.000% due 08/15/2014	26,015	26,926
7.500% due 06/15/2014	18,395	19,361
7.750% due 01/15/2015	3,175	3,326

Choctaw Resort Development Enterprise
7.250% due 11/15/2019	5,301	5,361

Colorado Interstate Gas Co.
6.800% due 11/15/2015	9,100	9,723

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	2,375	2,458
7.750% due 05/15/2017	3,175	3,326

Continental Airlines, Inc.
6.920% due 04/02/2013 (n)	19,023	18,757
7.373% due 06/15/2017	1,152	1,159
7.566% due 09/15/2021	2,903	2,941

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012	21,640	20,288

Corrections Corp. of America
6.750% due 01/31/2014	6,500	6,646
7.500% due 05/01/2011	7,000	7,228

Crown Americas LLC & Crown Americas Capital Corp.
7.625% due 11/15/2013	10,200	10,544
7.750% due 11/15/2015	24,845	25,963

CSC Holdings, Inc.
6.750% due 04/15/2012	6,515	6,499
6.750% due 04/15/2012 (b)	625	623
7.625% due 04/01/2011	41,875	43,131

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaVita, Inc.
7.250% due 03/15/2015	$55,865	$56,773

Delhaize America, Inc.
9.000% due 04/15/2031	32,670	39,417

Dex Media West LLC
9.875% due 08/15/2013	43,213	47,372

DirecTV Holdings LLC
8.375% due 03/15/2013	6,281	6,650

Dresser-Rand Group, Inc.
7.375% due 11/01/2014	7,641	7,832

DRS Technologies, Inc.
7.625% due 02/01/2018	5,275	5,512

Dynegy Holdings, Inc.
7.125% due 05/15/2018	10,200	9,843
8.375% due 05/01/2016	8,450	8,830

EchoStar DBS Corp.
6.625% due 10/01/2014	12,760	12,872
7.000% due 10/01/2013	14,425	14,930
7.125% due 02/01/2016	56,370	58,484

El Paso Corp.
7.420% due 02/15/2037	2,000	2,115
7.750% due 01/15/2032	3,250	3,608
7.800% due 08/01/2031	38,422	42,648
8.050% due 10/15/2030	6,710	7,649

El Paso Natural Gas Co.
8.625% due 01/15/2022	7,000	8,530

El Paso Production Holding Co.
7.750% due 06/01/2013	43,345	45,512

Ferrellgas Partners LP
7.120% due 08/01/2008 (n)	11,000	10,959
8.750% due 06/15/2012	13,843	14,431
8.780% due 08/01/2007 (n)	14,000	14,107
8.870% due 08/01/2009 (n)	7,300	7,613

Ford Motor Co.
7.450% due 07/16/2031	43,803	34,112

Freeport-McMoRan Copper & Gold, Inc.
8.250% due 04/01/2015	9,925	10,707
8.375% due 04/01/2017	32,900	35,655

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	49,325	49,633
9.125% due 12/15/2014 (c)	22,675	22,618

Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	32,580	34,372

Gaylord Entertainment Co.
8.000% due 11/15/2013	14,720	15,143

General Motors Corp.
8.100% due 06/15/2024	3,880	3,444
8.250% due 07/15/2023	64,830	58,671

Georgia-Pacific Corp.
7.000% due 01/15/2015	11,000	11,110
7.125% due 01/15/2017	13,650	13,752
7.250% due 06/01/2028	15,200	14,592
7.375% due 12/01/2025	34,185	33,160
7.750% due 11/15/2029	5,900	5,870
8.000% due 01/15/2024	47,475	47,950

Goodyear Tire & Rubber Co.
8.625% due 12/01/2011	9,000	9,720
9.000% due 07/01/2015	21,765	23,996

Grupo Transportacion Ferroviaria Mexicana S.A. de C.V.
9.375% due 05/01/2012	15,814	17,079

Hanover Compressor Co.
8.625% due 12/15/2010	6,700	7,068

Hanover Equipment Trust
8.500% due 09/01/2008	19,273	19,466

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HCA, Inc.
6.750% due 07/15/2013	$45,343	$41,942
7.190% due 11/15/2015	31,122	27,607
7.500% due 12/15/2023	4,000	3,414
7.690% due 06/15/2025	12,525	10,860
8.360% due 04/15/2024	4,890	4,478
9.000% due 12/15/2014	7,936	7,909
9.250% due 11/15/2016	83,755	90,560
9.625% due 11/15/2016 (c)	16,550	17,915

Health Management Associates, Inc.
6.125% due 04/15/2016	4,550	4,448

Herbst Gaming, Inc.
7.000% due 11/15/2014	18,570	18,013
8.125% due 06/01/2012	7,575	7,689

Hertz Corp.
8.875% due 01/01/2014	52,300	56,615

Horizon Lines LLC
9.000% due 11/01/2012	5,448	5,748

Host Marriott LP
6.750% due 06/01/2016	7,495	7,589
7.125% due 11/01/2013	27,275	28,025

Ineos Group Holdings PLC
8.500% due 02/15/2016	46,425	44,684

Ingles Markets, Inc.
8.875% due 12/01/2011	18,110	18,925

Intelsat Bermuda Ltd.
6.500% due 11/01/2013	6,000	5,325
9.250% due 06/15/2016	21,850	24,308

Intelsat Corp.
9.000% due 06/15/2016	5,000	5,531

Intelsat Subsidiary Holding Co. Ltd.
8.250% due 01/15/2013	13,390	14,026
8.625% due 01/15/2015	37,680	40,506

Jefferson Smurfit Corp. U.S.
8.250% due 10/01/2012	5,873	5,902

JET Equipment Trust
7.630% due 08/15/2012 (a)	2,909	2,152
9.410% due 06/15/2010 (a)	805	793
10.000% due 06/15/2012 (a)	6,064	5,974

L-3 Communications Corp.
6.375% due 10/15/2015	19,905	19,830
7.625% due 06/15/2012	32,250	33,379

Legrand France
8.500% due 02/15/2025	16,775	19,794

Lyondell Chemical Co.
8.000% due 09/15/2014	12,875	13,551
8.250% due 09/15/2016	23,475	25,236

MGM Mirage
6.625% due 07/15/2015	26,780	25,843
6.750% due 04/01/2013	11,280	11,252
6.875% due 04/01/2016	13,650	13,343

Mirage Resorts, Inc.
7.250% due 08/01/2017	7,625	7,701

NAK Naftogaz Ukrainy
8.125% due 09/30/2009	500	505

Nalco Co.
7.750% due 11/15/2011	17,300	17,819
8.875% due 11/15/2013	22,850	24,392

Newfield Exploration Co.
6.625% due 09/01/2014	6,400	6,432
6.625% due 04/15/2016	15,400	15,477

Norampac, Inc.
6.750% due 06/01/2013	12,879	12,799

See Accompanying Notes	Annual Report	March 31, 2007	81

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	$10,600	$11,395

Nortel Networks Ltd.
9.610% due 07/15/2011	2,000	2,150
10.125% due 07/15/2013	15,375	16,951
10.750% due 07/15/2016	9,175	10,230

Northwest Pipeline Corp.
7.125% due 12/01/2025	4,300	4,590

Novelis, Inc.
7.250% due 02/15/2015	9,595	10,195

OPTI Canada, Inc.
8.250% due 12/15/2014	28,400	29,678

Owens Brockway Glass Container, Inc.
6.750% due 12/01/2014	26,025	25,895
7.750% due 05/15/2011	7,350	7,626
8.750% due 11/15/2012	9,920	10,490
8.875% due 02/15/2009	5,000	5,125

Peabody Energy Corp.
6.875% due 03/15/2013	19,460	19,898
7.375% due 11/01/2016	2,000	2,115

Pilgrim’s Pride Corp.
7.625% due 05/01/2015	13,725	13,759
8.375% due 05/01/2017	4,950	4,913

Plains Exploration & Production Co.
7.000% due 03/15/2017	2,825	2,853

Pogo Producing Co.
7.875% due 05/01/2013	7,710	7,806

PQ Corp.
7.500% due 02/15/2013	15,150	15,377

Premier Entertainment Biloxi LLC
10.750% due 02/01/2012	2,800	2,912

Primedia, Inc.
8.000% due 05/15/2013	11,850	12,324
8.875% due 05/15/2011	3,775	3,898

Quiksilver, Inc.
6.875% due 04/15/2015	47,495	45,002

Qwest Communications International, Inc.
7.500% due 02/15/2014	148,156	153,341

Range Resources Corp.
7.500% due 05/15/2016	5,700	5,900

Reynolds American, Inc.
7.625% due 06/01/2016	20,395	21,799
7.750% due 06/01/2018	34,195	37,068

RH Donnelley Corp.
6.875% due 01/15/2013	9,125	8,920
8.875% due 01/15/2016	59,085	63,073

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	14,725	15,020

Rocky River Realty
8.810% due 04/14/2007 (n)	75	75

Rogers Cable, Inc.
6.750% due 03/15/2015	10,520	10,941
8.750% due 05/01/2032	7,100	8,804

Roseton
7.270% due 11/08/2010	35,650	36,474
7.670% due 11/08/2016	38,885	41,242

Royal Caribbean Cruises Ltd.
7.250% due 03/15/2018	22,450	22,968
7.500% due 10/15/2027	5,000	4,912

Sanmina-SCI Corp.
8.125% due 03/01/2016	23,895	22,581

SemGroup LP
8.750% due 11/15/2015	40,175	40,978

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sensata Technologies BV
8.000% due 05/01/2014	$40,525	$40,474

Service Corp. International
7.375% due 10/01/2014	6,325	6,610
7.625% due 10/01/2018	12,275	13,042

Smurfit Capital Funding PLC
7.500% due 11/20/2025	5,300	5,432

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,691
9.625% due 10/01/2012	17,351	18,522

Smurfit-Stone Container Enterprises, Inc.
8.000% due 03/15/2017	8,225	8,081
8.375% due 07/01/2012	18,100	18,236

Solectron Global Finance Ltd.
8.000% due 03/15/2016	12,775	12,807

Sonat, Inc.
7.000% due 02/01/2018	7,109	7,464

Station Casinos, Inc.
6.000% due 04/01/2012	1,625	1,582
6.500% due 02/01/2014	2,175	2,012
6.875% due 03/01/2016	24,025	22,133
7.750% due 08/15/2016	27,705	28,571

Suburban Propane Partners LP
6.875% due 12/15/2013	33,480	33,145

Sungard Data Systems, Inc.
9.125% due 08/15/2013	50,410	54,317

Superior Essex Communications LLC
9.000% due 04/15/2012	9,195	9,540

Supervalu, Inc.
7.500% due 11/15/2014	23,900	25,035

Telenet Group Holding NV
0.000% due 06/15/2014 (f)	981	925

Tenet Healthcare Corp.
7.375% due 02/01/2013	40,935	38,223
9.875% due 07/01/2014	560	568

Tennessee Gas Pipeline Co.
7.500% due 04/01/2017	2,750	3,081

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (n)	10,000	10,444

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,200	9,154
7.500% due 07/18/2016	14,750	15,599

TransDigm, Inc.
7.750% due 07/15/2014	10,950	11,361

Triad Hospitals, Inc.
7.000% due 11/15/2013	37,033	38,838

Trinity Industries, Inc.
6.500% due 03/15/2014	6,950	6,915

TRW Automotive, Inc.
7.000% due 03/15/2014	7,300	7,190
7.250% due 03/15/2017	15,075	14,849

U.S. Airways Group, Inc.
9.330% due 01/01/2049 (a)	3,121	25

UGS Corp.
10.000% due 06/01/2012	3,500	3,846

United Airlines, Inc.
6.071% due 03/01/2013	4,351	4,381
6.201% due 03/01/2010	3,202	3,228
6.602% due 03/01/2015	4,020	4,078
7.032% due 10/01/2010	1,869	1,898

Unity Media GmbH
10.375% due 02/15/2015	11,350	12,088

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verso Paper Holdings LLC
9.125% due 08/01/2014	$35,255	$36,842

VWR International, Inc.
6.875% due 04/15/2012	12,440	12,627
8.000% due 04/15/2014	43,363	45,423

Williams Cos., Inc.
7.500% due 01/15/2031	10,900	11,608
7.625% due 07/15/2019	43,005	46,983
7.750% due 06/15/2031	4,271	4,591
7.875% due 09/01/2021	91,028	100,586
8.750% due 03/15/2032	1,000	1,158

Williams Partners LP
7.250% due 02/01/2017	6,125	6,508

Windstream Corp.
8.625% due 08/01/2016	9,810	10,779

Wynn Las Vegas LLC
6.625% due 12/01/2014	79,000	78,605

Xerox Capital Trust I
8.000% due 02/01/2027	24,530	25,143

		4,160,231

UTILITIES 13.7%
AES Corp.
8.750% due 05/15/2013	37,290	39,900

American Cellular Corp.
10.000% due 08/01/2011	3,902	4,151

Cincinnati Bell Telephone Co.
6.300% due 12/01/2028	2,000	1,840

Cincinnati Bell, Inc.
7.250% due 07/15/2013	21,375	22,283
8.375% due 01/15/2014	40,460	41,573

Citizens Communications Co.
7.000% due 11/01/2025	1,650	1,526
7.125% due 03/15/2019	21,700	21,591
7.450% due 07/01/2035	5,460	5,119
7.875% due 01/15/2027	14,025	14,411
9.000% due 08/15/2031	20,510	22,561

CMS Energy Corp.
6.875% due 12/15/2015	10,970	11,491

Complete Production Services, Inc.
8.000% due 12/15/2016	8,250	8,497

Edison Mission Energy
7.750% due 06/15/2016	12,615	13,214

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013	28,285	29,416
10.889% due 05/01/2013	6,225	6,350

Homer City Funding LLC
8.734% due 10/01/2026	11,828	13,513

Insight Midwest LP
9.750% due 10/01/2009	14,923	15,203

LCI International, Inc.
7.250% due 06/15/2007	3,090	3,098

MetroPCS Communications, Inc.
9.250% due 11/01/2014	500	531

Midwest Generation LLC
8.560% due 01/02/2016	77,682	85,014
8.750% due 05/01/2034	22,510	24,536

Mobile Telesystems Finance S.A.
8.000% due 01/28/2012	7,600	8,056
8.375% due 10/14/2010	7,300	7,767

Nextel Communications, Inc.
7.375% due 08/01/2015	42,855	44,366

82	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NRG Energy, Inc.
7.250% due 02/01/2014	$25,550	$26,253
7.375% due 02/01/2016	68,715	70,776
7.375% due 01/15/2017	15,025	15,457

PSEG Energy Holdings LLC
8.500% due 06/15/2011	61,955	67,221

Qwest Corp.
6.875% due 09/15/2033	5,000	4,850
7.200% due 11/10/2026	23,626	24,039
7.250% due 10/15/2035	2,735	2,742
7.500% due 06/15/2023	30,531	31,180
7.625% due 06/15/2015	4,710	5,051
8.875% due 03/15/2012	38,820	43,090

Reliant Energy, Inc.
6.750% due 12/15/2014	51,990	55,174
9.250% due 07/15/2010	36,595	38,745

Rogers Wireless, Inc.
7.500% due 03/15/2015	9,990	10,877

Rural Cellular Corp.
9.875% due 02/01/2010	23,665	25,085

Sierra Pacific Resources
6.750% due 08/15/2017	17,230	17,675
7.803% due 06/15/2012	15,562	16,546
8.625% due 03/15/2014	15,942	17,325

South Point Energy Center LLC
8.400% due 05/30/2012 (k)	22,565	22,082

TECO Energy, Inc.
6.750% due 05/01/2015	5,300	5,598

Tenaska Alabama Partners LP
7.000% due 06/30/2021	20,516	20,750

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	49,374	53,077

UBS Luxembourg S.A. for OJSC Vimpel Communications
8.250% due 05/23/2016	4,500	4,804

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)	3,046	3,187

		1,027,591

Total Corporate Bonds & Notes (Cost $5,899,646)		6,088,630

CONVERTIBLE BONDS & NOTES 0.9%
Allied Waste North America, Inc.
4.250% due 04/15/2034	904	862

Chesapeake Energy Corp.
2.750% due 11/15/2035	7,275	7,611

CMS Energy Corp.
2.875% due 12/01/2024	14,250	19,291

Deutsche Bank AG
0.000% due 05/28/2008	2,050	2,793
0.000% due 07/14/2008	4,900	4,565
0.000% due 07/25/2008	6,250	6,172
0.000% due 08/08/2008	2,750	3,315
0.000% due 09/29/2008	3,425	3,202
1.800% due 05/29/2009	5,000	4,787
2.000% due 10/07/2009	9,825	9,071

Host Hotels & Resorts, Inc.
2.625% due 04/15/2027	1,575	1,538

Lehman Brothers Holdings, Inc.
1.383% due 06/15/2009 (i)	4,650	5,631

Total Convertible Bonds & Notes (Cost $64,963)		68,838

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.1%
Bell, California Public Financing Authority Notes, Series 2006
7.400% due 11/01/2007		$4,600	$4,601

Total Municipal Bonds & Notes (Cost $4,600)			4,601

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
5.500% due 09/01/2017		28	28

Total U.S. Government Agencies (Cost $29)			28

MORTGAGE-BACKED SECURITIES 0.0%
RMF Commercial Mortgage Pass-Through Certificates
9.150% due 11/28/2027		683	673

Total Mortgage-Backed Securities (Cost $648)			673

FOREIGN CURRENCY-DENOMINATED ISSUES 4.5%
Amadeus Global Travel Distribution S.A.
6.474% due 04/08/2013	EUR	460	622
6.974% due 04/08/2014		460	624

Bombardier, Inc.
7.250% due 11/15/2016		29,075	40,685

Cablecom GmbH
4.197% due 04/15/2011	CHF	32,756	26,971
5.000% due 04/15/2012		3,906	3,243

JSG Holding PLC
6.234% due 11/29/2013	EUR	1,090	1,469
6.335% due 11/29/2013		2,652	3,574
6.343% due 11/29/2013		726	979
6.362% due 11/29/2013		820	1,105
6.396% due 11/29/2013		1,413	1,904
6.734% due 11/29/2014		1,090	1,473
6.757% due 11/29/2014		726	982
6.835% due 11/29/2014		2,652	3,583
6.862% due 11/29/2014		820	1,107
6.896% due 11/29/2014		1,413	1,909
10.125% due 10/01/2012		9,461	13,697

Lighthouse International Co. S.A.
8.000% due 04/30/2014		27,700	40,287

Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013		12,300	16,616
6.579% due 11/30/2014		12,300	16,658
8.250% due 05/01/2016		18,275	26,671

NTL Cable PLC
8.750% due 04/15/2014		18,000	25,969

OI European Group BV
6.875% due 03/31/2017		2,000	2,657

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		9,900	13,820

Royal Bank of Scotland Group PLC
6.000% due 04/06/2011	GBP	7,321	14,565

SigmaKalon
5.722% due 06/30/2012	EUR	1,480	1,980

Telenet Communications NV
9.000% due 12/15/2013		9,076	13,337

UPC Broadband Holding BV
6.103% due 12/31/2013		252	338

UPC Holding BV
7.750% due 01/15/2014		8,025	10,961
8.625% due 01/15/2014		18,550	26,078

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Weather Investments II SARL
6.124% due 06/17/2012	EUR	4,200	$5,624

Wind Acquisitions SARL
6.298% due 06/17/2013		5,900	7,939
6.798% due 06/17/2014		5,900	7,957

Total Foreign Currency-Denominated Issues (Cost $303,759)			335,384

		SHARES
COMMON STOCKS 0.0%
Reliant Resources, Inc. -
Warrants Exp. 08/25/2008 (n)		65,885	1,020
US Airways Group, Inc. ‘A’ (a)		12,224	0

Total Common Stocks (Cost $0)			1,020

CONVERTIBLE PREFERRED STOCKS 0.2%
Chesapeake Energy Corp.
4.500% due 12/31/2049		37,600	3,699

Freeport - McMoRan Copper & Gold, Inc.
6.750% due 05/01/2010		79,300	8,478

Total Convertible Preferred Stocks (Cost $11,558)			12,177

PREFERRED STOCKS 0.4%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		25,808	26,195

Total Preferred Stocks (Cost $26,540)			26,195

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.4%

CERTIFICATES OF DEPOSIT 0.7%
Unicredito Italiano SpA
5.295% due 07/23/2007		$50,000	49,170

COMMERCIAL PAPER 4.5%
Federal Home Loan Bank
5.000% due 04/02/2007		82,100	82,100

UBS Finance Delaware LLC
5.225% due 08/01/2007		257,300	254,238

			336,338

REPURCHASE AGREEMENTS 0.5%
Lehman Brothers, Inc.
5.150% due 04/02/2007		34,000	34,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $34,620. Repurchase proceeds are $34,015.)
5.050% due 04/04/2007 (e)		6,998	6,998
(Dated 12/22/2006. Collateralized by Sabine Pall LNG LP 7.500% due 11/30/2016 valued $7,087. Repurchase proceeds are $6,998.)

			40,998

TRI-PARTY REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
4.900% due 04/02/2007		14,676	14,676

(Dated 03/30/2007. Collateralized by U.S. Treasury Bills 5.164% due 05/31/2007 valued at $15,860. Repurchase proceeds are $14,682.)

See Accompanying Notes	Annual Report	March 31, 2007	83

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.5%
4.967% due 05/31/2007 -
06/14/2007 (d)(g)(j)	$34,705	$34,353

Total Short-Term Instruments (Cost $476,501)		475,535

PURCHASED OPTIONS (l) 0.0%
(Cost $31)		0

Total Investments (m) 100.0% (Cost $7,237,983)		$7,465,141

Other Assets and Liabilities (Net) 0.0%		405

Net Assets 100.0%		$7,465,546

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Security matures on demand. Interest rate resets daily. Interest rate shown is rate in effect at March 31, 2007.
(f)	Security becomes interest bearing at a future date.
(g)	Securities with an aggregate market value of $9,400 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(h)	As of March 31, 2007, portfolio securities with an aggregate value of $240,608 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $8,415 at a weighted average interest rate of 5.450%. On March 31, 2007, securities valued at $5,631 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $14,072 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	3,952	$(2,173)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,709	(1,003)

				$(3,176)

(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(l)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	3,974,000	$495
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		$10,000	112
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.150%	)	03/20/2009		3,250	74
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		8,000	(148)
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		8,000	13
Bank of America	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.100%		06/20/2012		5,000	2
Bank of America	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(5.100%	)	03/20/2014		3,250	210
Barclays Bank PLC	Domtar, Inc. 7.875% due 10/15/2011	Sell	1.500%		09/20/2007		5,900	36
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.760%		02/20/2009		21,500	78
Barclays Bank PLC	RSHB Capital S.A. for OJSC Russian Agricultural Bank 7.175% due 05/16/2013	Sell	0.740%		03/20/2009		12,500	18
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Buy	(1.300%	)	03/20/2010		8,000	180
Barclays Bank PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.870%		09/20/2011		5,000	114
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.900%		02/20/2012		33,000	173
Barclays Bank PLC	Intelsat Ltd. 6.500% due 11/01/2013	Sell	2.500%		03/20/2012		8,000	(263)
Barclays Bank PLC	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	1.500%		03/20/2012		7,000	14
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007		4,000	41
Bear Stearns & Co., Inc.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.300%		09/20/2007		1,300	6
Bear Stearns & Co., Inc.	CSC Holdings, Inc. 6.750% due 04/15/2012	Sell	2.150%		12/20/2007		2,000	27
Bear Stearns & Co., Inc.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	1.250%		12/20/2007		3,000	20
Bear Stearns & Co., Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011		93,500	(2,491)
Bear Stearns & Co., Inc.	Cedar Fair LP 0.000% due 08/30/2011	Sell	1.120%		03/20/2012		2,000	14
Bear Stearns & Co., Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012		5,000	16

84	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Roundy’s Supermarket, Inc. 0.000% due 10/27/2010	Sell	1.550%		03/20/2012	$2,000	$2
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	15,125	99
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Buy	(1.100%	)	09/20/2007	1,300	(4)
Citibank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2008	10,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.120%		12/20/2008	10,650	(22)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.000%		03/20/2012	1,000	(34)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.030%		03/20/2012	15,300	(500)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.600%		03/20/2012	4,000	(36)
Citibank N.A.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.880%		03/20/2012	15,000	29
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.500%		06/20/2012	4,900	63
Citibank N.A.	Freescale Semiconductor, Inc. 8.875% due 12/15/2014	Sell	3.520%		06/20/2012	5,000	0
Citibank N.A.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	2.400%		06/20/2012	8,000	(1)
Citibank N.A.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Buy	(0.490%	)	03/20/2014	5,000	(10)
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.370%		03/20/2014	5,000	(14)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.700%		06/20/2007	24,350	19
Credit Suisse First Boston	Reliant Energy, Inc. 9.250% due 07/15/2010	Sell	3.000%		12/20/2007	2,000	33
Credit Suisse First Boston	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	0.650%		03/20/2008	8,200	(46)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	9,000	(49)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.450%		12/20/2008	12,000	(113)
Credit Suisse First Boston	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	4,000	(164)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.050%		03/20/2012	43,000	(1,372)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	2.850%		03/20/2012	6,000	(197)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	3,500	(87)
Credit Suisse First Boston	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.700%		06/20/2012	2,000	0
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	12,950	23
Deutsche Bank AG	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.080%		03/20/2011	6,500	(288)
Deutsche Bank AG	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	25,900	(674)
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	13
Goldman Sachs & Co.	Goodyear Tire & Rubber Co. 7.857% due 08/15/2011	Buy	(2.340%	)	12/20/2009	5,000	(205)
Goldman Sachs & Co.	Host Marriott LP 7.125% due 11/01/2013	Sell	1.770%		12/20/2010	5,900	214
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.560%		12/20/2011	14,800	(14)
Goldman Sachs & Co.	Dow Jones CDX N.A. HY7 Index	Sell	0.785%		12/20/2011	13,700	121
Goldman Sachs & Co.	DirecTV Holdings LLC 8.375% due 03/15/2013	Buy	(1.800%	)	03/20/2012	5,000	(45)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.025%		03/20/2012	8,000	(263)
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.300%		03/20/2012	9,000	(190)
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	2,000	21
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	2.900%		04/20/2008	10,000	8
HSBC Bank USA	NAK Naftogaz Ukrainy 8.125% due 09/30/2009	Sell	3.000%		04/20/2008	10,000	9
JPMorgan Chase & Co.	Abitibi-Consolidated Co. of Canada 8.375% due 04/01/2015	Sell	1.500%		06/20/2007	3,000	4
JPMorgan Chase & Co.	Nortel Networks Corp. 4.250% due 09/01/2008	Sell	1.430%		09/20/2007	5,400	27
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.770%		02/20/2012	20,000	17
JPMorgan Chase & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	2.110%		03/20/2012	10,000	111
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	39,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.440%		06/20/2007	40,000	70
Lehman Brothers, Inc.	ArvinMeritor, Inc. 8.750% due 03/01/2012	Sell	2.350%		12/20/2009	2,000	33
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.370%		08/20/2011	30,600	850
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	18,500	62
Lehman Brothers, Inc.	Dow Jones CDX N.A. HY7 Index	Sell	0.720%		12/20/2011	11,300	67
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.070%		03/20/2012	5,000	8
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.100%		03/20/2012	7,400	(205)
Lehman Brothers, Inc.	Solectron Global Finance Ltd. 8.000% due 03/15/2016	Sell	3.950%		03/20/2012	3,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.160%	)	08/20/2016	17,000	(1,055)
Merrill Lynch & Co., Inc.	AES Corp. 8.750% due 06/15/2008	Sell	0.950%		06/20/2007	31,650	46
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.000%		09/20/2007	10,000	65
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.850%	)	12/20/2008	18,000	79
Merrill Lynch & Co., Inc.	Georgia-Pacific Corp. 8.125% due 05/15/2011	Sell	1.630%		09/20/2009	10,000	142
Merrill Lynch & Co., Inc.	Lyondell Chemical Co. 10.500% due 06/01/2013	Sell	2.950%		12/20/2009	5,000	240
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.830%		12/20/2010	2,000	(29)
Merrill Lynch & Co., Inc.	Ford Motor Corp. 7.450% due 07/16/2031	Sell	4.850%		12/20/2010	18,000	(252)

See Accompanying Notes	Annual Report	March 31, 2007	85

Schedule of Investments High Yield Fund (Cont.)	March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Abitibi-Consolidated, Inc. 8.550% due 08/01/2010	Sell	1.820%		06/20/2007	$5,000	$10
Morgan Stanley	Bombardier, Inc. 6.750% due 05/01/2012	Sell	2.450%		09/20/2007	5,000	51
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%		10/20/2007	10,000	27
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.050%		04/20/2011	15,500	287
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	1.070%		04/20/2011	25,000	483
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.380%		08/20/2011	30,600	862
Morgan Stanley	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.110%		06/20/2012	3,500	3
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Buy	(2.180%	)	08/20/2016	17,000	(1,079)
Royal Bank of Scotland Group PLC	Ford Motor Corp. 7.450% due 07/16/2031	Buy	(2.750%	)	12/20/2008	2,000	12
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.390%		12/20/2011	33,000	424
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.100%		03/20/2012	11,000	(17)
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Buy	(1.150%	)	03/20/2009	5,000	35
UBS Warburg LLC	Tenet Healthcare Corp. 7.375% due 02/01/2013	Sell	1.800%		03/20/2010	5,000	(53)

							$(3,621)

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular wap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

(m)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	3,254	$31	$0

(n)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$17,511	$18,757	0.25%
Ferrellgas Partners LP	8.780%	08/01/2007	06/30/2003	14,137	14,107	0.19%
Ferrellgas Partners LP	7.120%	08/01/2008	04/30/2002 - 01/15/2004	11,045	10,959	0.15%
Ferrellgas Partners LP	8.870%	08/01/2009	06/30/2003	7,705	7,613	0.10%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,968	26,280	0.35%
Reliant Resources, Inc. - Warrants Exp. 08/25/2008	0.000%	08/25/2008	07/15/2004	0	1,020	0.02%
Rocky River Realty	8.810%	04/14/2007	11/22/2000 - 01/13/2005	75	75	0.00%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,962	10,444	0.14%
Wilmington Trust Co.	10.210%	01/01/2009	06/29/1993	83	84	0.00%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 - 05/16/2003	4,870	5,188	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 - 05/16/2003	3,030	3,187	0.04%

				$94,386	$97,714	1.31%

(o)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CHF	22,505	06/2007	$0	$(64)	$(64)
Buy	EUR	4,994	04/2007	0	(11)	(11)
Sell		237,830	04/2007	0	(155)	(155)
Sell	GBP	15,800	04/2007	0	(151)	(151)
Buy	JPY	457,798	05/2007	105	0	105

				$105	$(381)	$(276)

86	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 76.5%

BANKING & FINANCE 30.5%
ABX Financing Co.
5.750% due 10/15/2016	$200	$201

AIG SunAmerica Global Financing VII
5.850% due 08/01/2008	200	202

Allstate Corp.
7.200% due 12/01/2009	200	210

American International Group, Inc.
2.875% due 05/15/2008	300	293
5.050% due 10/01/2015	200	196
6.250% due 05/01/2036	200	211

Anadarko Finance Co.
6.750% due 05/01/2011	200	210

Archstone-Smith Trust
7.900% due 02/15/2016	25	28

AvalonBay Communities, Inc.
6.125% due 11/01/2012	50	52

BAE Systems Holdings, Inc.
5.200% due 08/15/2015	200	196

Bank of America Corp.
3.875% due 01/15/2008	50	50
4.750% due 08/01/2015	500	478

Bank One Corp.
5.250% due 01/30/2013	100	100
7.600% due 05/01/2007	60	60
9.875% due 03/01/2009	50	54

BB&T Corp.
6.500% due 08/01/2011	30	32

Bear Stearns Cos., Inc.
5.700% due 11/15/2014	200	202

BellSouth Capital Funding Corp.
7.875% due 02/15/2030	200	235

BNP Paribas
5.186% due 06/29/2049	700	671

C10 Capital SPV Ltd.
6.722% due 12/01/2049	400	395

Canadian Oil Sands Ltd.
4.800% due 08/10/2009	245	242

Citigroup, Inc.
5.000% due 09/15/2014	200	196
5.625% due 08/27/2012	400	408
6.000% due 02/21/2012	190	197
6.125% due 08/25/2036	100	102

Commonwealth Bank of Australia
6.024% due 03/29/2049	250	252

Fleet National Bank
5.750% due 01/15/2009	175	177

Ford Motor Credit Co.
7.875% due 06/15/2010	100	100

General Electric Capital Corp.
5.000% due 01/08/2016	100	98
5.430% due 08/15/2011	500	500
5.450% due 01/15/2013	350	355
6.750% due 03/15/2032	500	568

General Motors Acceptance Corp.
6.875% due 09/15/2011	50	50

Goldman Sachs Group LP
4.500% due 06/15/2010	250	246

Goldman Sachs Group, Inc.
5.250% due 10/15/2013	300	298
5.440% due 12/22/2008	200	200
5.700% due 09/01/2012	300	306

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.125% due 02/15/2033	$100	$100
6.600% due 01/15/2012	100	106

HBOS Capital Funding LP
6.071% due 06/30/2049	300	306

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Capital Funding LP
4.610% due 12/29/2049	1,330	1,272

HSBC Finance Corp.
4.125% due 03/11/2008	200	198
4.125% due 12/15/2008	100	98

HSBC Holdings PLC
6.500% due 05/02/2036	200	212

International Lease Finance Corp.
4.875% due 09/01/2010	150	149

JPMorgan & Co., Inc.
5.750% due 10/15/2008	100	101

JPMorgan Chase & Co.
4.750% due 03/01/2015	300	290
5.125% due 09/15/2014	100	99
6.625% due 03/15/2012	350	371
7.125% due 06/15/2009	100	104

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	400	399

KFW International Finance, Inc.
5.750% due 01/15/2008	30	30

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014	300	289
6.625% due 01/18/2012	30	32

MBNA America Bank N.A.
7.125% due 11/15/2012	145	158

Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	100	98
5.460% due 04/26/2007	70	70

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	153

Mizuho JGB Investment LLC
9.870% due 12/31/2049	100	105

Morgan Stanley
4.750% due 04/01/2014	400	381
5.300% due 03/01/2013	325	325
5.375% due 10/15/2015	250	246
6.600% due 04/01/2012	100	106

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	250	256

National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	200	218

Preferred Term Securities XII
5.900% due 03/24/2034	100	101

Prudential Financial, Inc.
5.490% due 06/13/2008	100	100

Prudential Insurance Co. of America
7.650% due 07/01/2007	250	252

Rabobank Capital Funding II
5.260% due 12/31/2049	50	49

Rabobank Capital Funding Trust
5.254% due 12/29/2049	700	676

Resona Bank Ltd.
5.850% due 09/29/2049	300	299

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	280	310

SB Treasury Co. LLC
9.400% due 12/29/2049	200	209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	$300	$296

UBS Preferred Funding Trust V
6.243% due 05/12/2049	200	207

United Overseas Bank Ltd.
5.375% due 09/03/2019	100	100

USB Capital IX
6.189% due 04/15/2049	975	1,001

Ventas Realty LP
6.750% due 06/01/2010	200	206

VTB Capital S.A. for Vneshtorgbank
6.100% due 09/21/2007	200	200

Wachovia Bank N.A.
5.000% due 08/15/2015	300	292
7.800% due 08/18/2010	30	32

Wachovia Capital Trust III
5.800% due 03/15/2042	1,100	1,114

Washington Mutual, Inc.
5.250% due 09/15/2017	250	238

Wells Fargo & Co.
5.410% due 03/23/2010	75	75
5.460% due 01/12/2011	200	200

Wells Fargo Bank N.A.
6.450% due 02/01/2011	30	31

Wells Fargo Capital X
5.950% due 12/15/2036	1,500	1,450

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	302

		22,481

INDUSTRIALS 30.5%
Abitibi-Consolidated, Inc.
8.550% due 08/01/2010	100	102

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	302

American Airlines, Inc.
6.978% due 10/01/2012	80	83
7.858% due 10/01/2011	50	54

American Greetings Corp.
7.375% due 06/01/2016	100	104

Anadarko Petroleum Corp.
5.950% due 09/15/2016	200	201
6.450% due 09/15/2036	200	199

Apache Corp.
6.000% due 01/15/2037	200	200

Barrick Gold Corp.
5.800% due 11/15/2034	100	93

Barrick Gold Finance Co.
4.875% due 11/15/2014	100	96

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	31

Boston Scientific Corp.
5.450% due 06/15/2014	100	96
6.000% due 06/15/2011	100	101

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99

Canadian National Railway Co.
4.400% due 03/15/2013	80	76

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	101
5.850% due 02/01/2035	200	187
6.000% due 08/15/2016	100	102

See Accompanying Notes	Annual Report	March 31, 2007	87

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Cardinal Health, Inc.
5.619% due 10/02/2009	$200	$200

CBS Corp.
5.625% due 08/15/2012	500	502

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	167

Chesapeake Energy Corp.
6.375% due 06/15/2015	300	300
7.000% due 08/15/2014	23	24
7.500% due 06/15/2014	200	210

Cisco Systems, Inc.
5.440% due 02/20/2009	60	60

Clorox Co.
5.480% due 12/14/2007	30	30

CODELCO, Inc.
6.150% due 10/24/2036	100	103

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	100	114

Comcast Cable Communications, Inc.
6.750% due 01/30/2011	300	316
8.875% due 05/01/2017	35	43

Comcast Corp.
5.300% due 01/15/2014	100	99
5.850% due 01/15/2010	200	204
5.875% due 02/15/2018	100	100
5.900% due 03/15/2016	100	102
6.450% due 03/15/2037	200	201
7.050% due 03/15/2033	100	108

ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	200	200

ConocoPhillips Canada Funding Co.
5.625% due 10/15/2016	400	407

Continental Airlines, Inc.
6.320% due 11/01/2008	50	50
6.503% due 06/15/2011	100	103

Cox Communications, Inc.
4.625% due 06/01/2013	160	153
5.905% due 12/14/2007	100	100
6.750% due 03/15/2011	100	105
7.750% due 11/01/2010	130	141

CSC Holdings, Inc.
8.125% due 07/15/2009	50	52
8.125% due 08/15/2009	50	52

CSX Corp.
5.300% due 02/15/2014	250	246

Cyprus Amax Minerals Co.
7.375% due 05/15/2007	30	30

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	200	200
7.300% due 01/15/2012	100	108

Delhaize America, Inc.
8.125% due 04/15/2011	250	275

Devon Energy Corp.
7.950% due 04/15/2032	100	120

Devon Financing Corp. ULC
7.875% due 09/30/2031	300	357

Duke Energy Field Services LLC
5.375% due 10/15/2015	100	98

EchoStar DBS Corp.
6.375% due 10/01/2011	200	202

El Paso Natural Gas Co.
5.950% due 04/15/2017 (b)	500	504

Embraer Overseas Ltd.
6.375% due 01/24/2017	100	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Enbridge Energy Partners LP
5.875% due 12/15/2016	$200	$201

EnCana Corp.
4.750% due 10/15/2013	100	96
6.500% due 08/15/2034	100	104

Energy Transfer Partners LP
6.125% due 02/15/2017	500	512

Enterprise Products Operating LP
5.000% due 03/01/2015	200	191

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	100	108

Fund American Cos., Inc.
5.875% due 05/15/2013	150	150

Gaz Capital for Gazprom
8.625% due 04/28/2034	200	258

Gazprom International S.A.
7.201% due 02/01/2020	95	101

General Mills, Inc.
5.700% due 02/15/2017	200	201

Georgia-Pacific Corp.
7.125% due 01/15/2017	700	705
8.125% due 05/15/2011	100	106

HCA, Inc.
6.750% due 07/15/2013	200	185

Hess Corp.
7.875% due 10/01/2029	200	231

Hilton Hotels Corp.
8.250% due 02/15/2011	230	249

HJ Heinz Co.
6.428% due 12/01/2008	200	204

Hospira, Inc.
6.050% due 03/30/2017	100	100

Humana, Inc.
6.450% due 06/01/2016	200	207

Hutchison Whampoa International Ltd.
6.500% due 02/13/2013	140	148

Hyundai Motor Manufacturing Alabama LLC
5.300% due 12/19/2008	100	100

International Business Machines Corp.
8.375% due 11/01/2019	30	38

JC Penney Corp., Inc.
8.000% due 03/01/2010	100	107

JetBlue Airways Corp.
9.605% due 03/15/2008	55	55

Kern River Funding Corp.
4.893% due 04/30/2018	66	64

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	194
7.125% due 03/15/2012	350	376
7.300% due 08/15/2033	150	163

Kroger Co.
5.500% due 02/01/2013	200	200

MGM Mirage
6.625% due 07/15/2015	100	96

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	500	593

Newmont Mining Corp.
5.875% due 04/01/2035	100	93

News America Holdings, Inc.
9.250% due 02/01/2013	400	475

Norfolk Southern Corp.
7.250% due 02/15/2031	100	111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Northrop Grumman Corp.
7.750% due 02/15/2031	$100	$124

Oracle Corp.
5.000% due 01/15/2011	150	150

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
8.000% due 11/15/2011	260	288

Phelps Dodge Corp.
8.750% due 06/01/2011	200	225
9.500% due 06/01/2031	200	248

Pioneer Natural Resources Co.
5.875% due 07/15/2016	200	187

Plains All American Pipeline LP
6.125% due 01/15/2017	400	409

Plains Exploration & Production Co.
7.000% due 03/15/2017	100	101

Premcor Refining Group, Inc.
6.750% due 02/01/2011	100	105

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	206

Reynolds American, Inc.
7.750% due 06/01/2018	100	108

Rogers Cable, Inc.
5.500% due 03/15/2014	100	98

Safeway, Inc.
5.698% due 03/27/2009	200	200

Salomon Brothers AG for OAO Siberian Oil Co.
10.750% due 01/15/2009	200	218

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	100	108

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	59	62

Time Warner, Inc.
5.500% due 11/15/2011	100	101
6.750% due 04/15/2011	25	26
6.875% due 05/01/2012	500	533
7.700% due 05/01/2032	100	114

Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	30	34

Transocean, Inc.
7.500% due 04/15/2031	190	219

Tyson Foods, Inc.
6.850% due 04/01/2016	335	349

Union Pacific Corp.
6.625% due 02/01/2029	50	53

United Airlines, Inc.
10.125% due 03/22/2015 (a)	93	52

USX Corp.
6.850% due 03/01/2008	30	30

Vale Overseas Ltd.
6.250% due 01/11/2016	100	102
6.250% due 01/23/2017	100	102

Valero Energy Corp.
3.500% due 04/01/2009	100	97
6.125% due 04/15/2007	100	100
7.500% due 04/15/2032	100	114

Viacom, Inc.
5.750% due 04/30/2011	100	101
6.250% due 04/30/2016	500	508

Wal-Mart Stores, Inc.
6.875% due 08/10/2009	30	31

Walt Disney Co.
5.440% due 09/10/2009	100	100
6.375% due 03/01/2012	100	106

88	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Waste Management, Inc.
7.100% due 08/01/2026	$10	$11

WellPoint, Inc.
4.250% due 12/15/2009	100	98

Westfield Group
5.700% due 10/01/2016	100	101

Williams Cos., Inc.
6.375% due 10/01/2010	100	102

Wyeth
4.375% due 03/01/2008	100	99

Wynn Las Vegas LLC
6.625% due 12/01/2014	100	100

Xerox Corp.
6.100% due 12/18/2009	100	101

XTO Energy, Inc.
6.100% due 04/01/2036	100	97
6.250% due 04/15/2013	100	104
7.500% due 04/15/2012	100	110

Yum! Brands, Inc.
8.875% due 04/15/2011	140	157

		22,427

UTILITIES 15.5%
Appalachian Power Co.
3.600% due 05/15/2008	100	98

AT&T Corp.
7.300% due 11/15/2011	447	486

AT&T, Inc.
5.100% due 09/15/2014	300	294

BellSouth Corp.
5.200% due 09/15/2014	300	295
5.200% due 12/15/2016	100	97

British Telecommunications PLC
8.625% due 12/15/2010	100	112
9.125% due 12/15/2030	100	138

CenturyTel, Inc.
8.375% due 10/15/2010	100	109

Cingular Wireless LLC
6.500% due 12/15/2011	50	53

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	107

Consumers Energy Co.
5.000% due 02/15/2012	100	99
5.375% due 04/15/2013	100	100
5.500% due 08/15/2016	350	349

Deutsche Telekom International Finance BV
8.000% due 06/15/2010	330	358

Duke Energy Corp.
6.450% due 10/15/2032	200	213

Embarq Corp.
7.082% due 06/01/2016	500	511

Energy East Corp.
6.750% due 07/15/2036	100	106

Entergy Gulf States, Inc.
3.600% due 06/01/2008	150	147
4.875% due 11/01/2011	100	97

Entergy Louisiana LLC
5.560% due 09/01/2015	50	49

Exelon Corp.
4.900% due 06/15/2015	200	187

FirstEnergy Corp.
6.450% due 11/15/2011	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Florida Power Corp.
5.760% due 11/14/2008	$50	$50

France Telecom S.A.
7.750% due 03/01/2011	230	251

GTE South, Inc.
6.125% due 06/15/2007	30	30

Indianapolis Power & Light
6.300% due 07/01/2013	150	157

IPALCO Enterprises, Inc.
8.375% due 11/14/2008	150	156

MidAmerican Energy Holdings Co.
7.630% due 10/15/2007	200	202

Nevada Power Co.
6.500% due 05/15/2018	150	157

Niagara Mohawk Power Corp.
7.750% due 10/01/2008	30	31

NiSource Finance Corp.
7.875% due 11/15/2010	100	108

Ohio Edison Co.
5.450% due 05/01/2015	100	100
5.647% due 06/15/2009	100	101

Pacific Gas & Electric Co.
5.800% due 03/01/2037	100	97
6.050% due 03/01/2034	300	302

PPL Capital Funding Trust I
4.330% due 03/01/2009	200	196

Progress Energy, Inc.
6.850% due 04/15/2012	200	215
7.100% due 03/01/2011	94	100

PSEG Power LLC
6.950% due 06/01/2012	200	214
8.625% due 04/15/2031	100	127

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	154

Qwest Corp.
8.605% due 06/15/2013	100	109

Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	36	35

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	204

Southern California Edison Co.
5.000% due 01/15/2014	200	197

Sprint Capital Corp.
6.875% due 11/15/2028	100	100
8.375% due 03/15/2012	500	558
8.750% due 03/15/2032	200	237

System Energy Resources, Inc.
4.875% due 10/01/2007	100	100

TECO Energy, Inc.
6.750% due 05/01/2015	200	211
7.000% due 05/01/2012	300	318

Telecom Italia Capital S.A.
4.000% due 01/15/2010	200	193
5.250% due 11/15/2013	100	97
5.970% due 07/18/2011	200	201

Telefonica Emisones SAU
5.984% due 06/20/2011	100	103

Telus Corp.
8.000% due 06/01/2011	30	33

Toledo Edison Co.
6.150% due 05/15/2037	200	197

TXU Energy Co. LLC
5.850% due 09/16/2008	100	100
7.000% due 03/15/2013	200	208

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Verizon Communications, Inc.
5.350% due 02/15/2011		$200	$201

Verizon Global Funding Corp.
7.750% due 12/01/2030		200	232

Verizon New England, Inc.
6.500% due 09/15/2011		200	209

Virginia Electric & Power Co.
5.400% due 01/15/2016		500	496

Vodafone Group PLC
3.950% due 01/30/2008		30	30
5.410% due 06/29/2007		50	50
7.750% due 02/15/2010		30	32

Xcel Energy, Inc.
6.500% due 07/01/2036		100	105

			11,414

Total Corporate Bonds & Notes (Cost $56,464)			56,322

CONVERTIBLE BONDS & NOTES 0.3%
ERP Operating LP
3.850% due 08/15/2026		200	203

Total Convertible Bonds & Notes (Cost $202)			203

U.S. GOVERNMENT AGENCIES 4.9%
Fannie Mae
5.500% due 07/01/2036		1,959	1,939
6.000% due 04/01/2036 - 10/01/2036		1,670	1,683

Total U.S. Government Agencies (Cost $3,605)			3,622

SOVEREIGN ISSUES 1.3%
Brazilian Government International Bond
8.000% due 01/15/2018		126	143

Croatia Government International Bond
6.212% due 07/31/2010		24	24

Korea Development Bank
4.750% due 07/20/2009		300	298

Mexico Government International Bond
6.750% due 09/27/2034		78	85

Panama Government International Bond
9.625% due 02/08/2011		100	114

Russia Government International Bond
5.000% due 03/31/2030		149	170

South Africa Government International Bond
7.375% due 04/25/2012		90	98
9.125% due 05/19/2009		30	32

Total Sovereign Issues (Cost $914)			964

FOREIGN CURRENCY-DENOMINATED ISSUES 2.9%
BAT International Finance PLC
3.625% due 06/29/2012	EUR	325	416

Credit Logement S.A.
4.604% due 03/29/2049		300	401

Deutsche Telekom International Finance BV
8.125% due 05/29/2012		100	155

France Telecom S.A.
6.750% due 03/14/2008		90	123

HSBC Holdings PLC
5.375% due 12/20/2012		60	84

See Accompanying Notes	Annual Report	March 31, 2007	89

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
RBS Capital Trust I
6.467% due 12/29/2049	EUR	325	$470

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	48

Telefonica Europe BV
5.125% due 02/14/2013	EUR	325	445

Total Foreign Currency-Denominated Issues (Cost $1,938)			2,142

		SHARES
PREFERRED STOCKS 0.1%
Goldman Sachs Group, Inc.
6.110% due 12/31/2049		4,000	104

Total Preferred Stocks (Cost $100)			104

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.1%

COMMERCIAL PAPER 8.7%
Bank of America Corp.
5.200% due 07/24/2007		$1,300	1,278

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Natixis S.A.
5.400% due 04/02/2007	$1,400	$1,400

Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	2,000	1,974

UBS Finance Delaware LLC
5.235% due 08/01/2007	1,800	1,786

		6,438

REPURCHASE AGREEMENTS 3.8%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $2,045. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	766	766
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 4.500% due 05/21/2007 valued at $782. Repurchase proceeds are $766.)

		2,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.6%
4.959% due 05/31/2007 - 06/14/2007 (c)(e)	$460	$455

Total Short-Term Instruments (Cost $9,661)		9,659

PURCHASED OPTIONS (g) 0.0%
(Cost $3)		4

Total Investments (d) 99.1% (Cost $72,887)		$73,020

Written Options (h) (0.0%) (Premiums $2)		(4)

Other Assets and Liabilities (Net) 0.9%		631

Net Assets 100.0%		$73,647

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $153 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $455 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	124	$58
90-Day Eurodollar June Futures	Long	06/2009	87	0
90-Day Eurodollar March Futures	Long	03/2009	109	11
90-Day Eurodollar September Futures	Long	09/2008	83	10
90-Day Euroyen March Futures	Long	03/2008	67	(2)
U.S. Treasury 10-Year Note June Futures	Short	06/2007	50	9
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	69	(42)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	23	(2)

				$42

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDXN.A.IG7 Index	Buy	(0.650%	)	12/20/2016	$500	$3
Barclays Bank PLC	Centex Corp. 5.250% due 06/15/2015	Buy	(0.550%	)	03/20/2012	500	13
Barclays Bank PLC	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.670%	)	03/20/2012	400	9
Barclays Bank PLC	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.490%	)	06/20/2012	200	0
Bear Stearns & Co., Inc.	EnCana Corp. 4.750% due 10/15/2013	Sell	0.530%		09/20/2009	200	2
Bear Stearns & Co., Inc.	CenturyTel, Inc. 7.875% due 08/15/2012	Buy	(0.355%	)	06/20/2010	100	0
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.600%		06/20/2010	100	8
Bear Stearns & Co., Inc.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	300	0
Bear Stearns & Co., Inc.	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	100	0
Bear Stearns & Co., Inc.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.520%	)	06/20/2012	300	0
BNP Paribas Bank	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.265%		03/20/2011	200	0
BNP Paribas Bank	Union Pacific Corp. 6.125% due 01/15/2012	Buy	(0.215%	)	06/20/2011	100	1
BNP Paribas Bank	Masco Corp. 5.875% due 07/15/2012	Buy	(0.950%	)	03/20/2017	100	1
Citibank N.A.	Raytheon Co. 7.200% due 08/15/2027	Buy	(0.090%	)	06/20/2009	100	0
Citibank N.A.	Dow Jones CDX N.A. IG3 Index	Sell	0.500%		03/20/2010	298	3
Citibank N.A.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Buy	(1.170%	)	12/20/2011	200	(1)

90	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Dominion Resources, Inc. 5.200% due 01/15/2016	Sell	0.670%		06/20/2015	$100	$2
Credit Suisse First Boston	International Game Technology 0.000% convertible until 01/29/2033	Sell	0.350%		03/20/2010	200	1
Credit Suisse First Boston	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.950%	)	03/20/2017	100	5
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		09/20/2011	300	16
Deutsche Bank AG	General Motors Acceptance Corp. 6.875% due 08/28/2012	Buy	(2.500%	)	09/20/2011	300	(8)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	100	0
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.700%		03/20/2009	200	(2)
Goldman Sachs & Co.	Nordstrom, Inc. 6.950% due 03/15/2028	Buy	(0.180%	)	06/20/2011	100	0
Goldman Sachs & Co.	Southwest Airlines Co. 6.500% due 03/01/2012	Buy	(0.290%	)	06/20/2011	100	0
Goldman Sachs & Co.	Phelps Dodge Corp. 8.750% due 06/01/2011	Buy	(0.520%	)	09/20/2011	200	(1)
Goldman Sachs & Co.	Dow Jones CDX N.A. IG8 Index	Sell	0.350%		06/20/2012	4,000	(5)
Goldman Sachs & Co.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.320%		03/20/2014	100	0
Goldman Sachs & Co.	Washington Mutual, Inc. 4.000% due 01/15/2009	Buy	(0.385%	)	06/20/2016	250	5
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	250	2
Goldman Sachs & Co.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.849%	)	03/20/2017	100	6
Goldman Sachs & Co.	Pulte Homes, Inc. 7.875% due 08/01/2011	Buy	(0.859%	)	03/20/2017	100	6
Goldman Sachs & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(1.018%	)	03/20/2017	100	0
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		03/20/2009	100	0
JPMorgan Chase & Co.	American International Group, Inc. 4.250% due 05/15/2013	Sell	0.350%		06/20/2010	50	0
JPMorgan Chase & Co.	Altria Group, Inc. 7.000% due 11/04/2013	Sell	1.100%		09/20/2010	300	9
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.650%		03/20/2012	5,000	(130)
JPMorgan Chase & Co.	International Paper Co. 5.850% due 10/30/2012	Buy	(0.490%	)	06/20/2012	200	0
JPMorgan Chase & Co.	Weyerhaeuser Co. 6.750% due 03/15/2012	Buy	(0.530%	)	06/20/2012	100	0
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	500	0
Lehman Brothers, Inc.	Union Pacific Corp. 6.650% due 01/15/2011	Sell	0.280%		03/20/2010	100	0
Lehman Brothers, Inc.	Starwood Hotels & Resorts Worldwide, Inc. 7.875% due 05/01/2012	Sell	1.010%		09/20/2011	200	2
Lehman Brothers, Inc.	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.705%	)	03/20/2012	200	6
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(2.620%	)	03/20/2012	5,000	135
Lehman Brothers, Inc.	Chesapeake Energy Corp. 6.875% due 01/15/2016	Sell	1.160%		03/20/2014	100	(1)
Lehman Brothers, Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(1.200%	)	03/20/2017	100	5
Merrill Lynch & Co., Inc.	XTO Energy, Inc. 6.250% due 04/15/2013	Sell	0.380%		03/20/2010	200	1
Merrill Lynch & Co., Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.300%		06/20/2010	200	1
Merrill Lynch & Co., Inc.	Lennar Corp. 5.950% due 03/01/2013	Buy	(0.580%	)	03/20/2012	200	5
Merrill Lynch & Co., Inc.	Toll Brothers Finance Corp. 6.875% due 11/15/2012	Buy	(0.890%	)	03/20/2012	200	3
Morgan Stanley	ConocoPhillips 4.750% due 10/15/2012	Sell	0.230%		03/20/2011	300	1
Morgan Stanley	Walt Disney Co. 6.375% due 03/01/2012	Buy	(0.180%	)	06/20/2011	100	0
Morgan Stanley	Inco Ltd. 7.750% due 05/15/2012	Buy	(0.500%	)	12/20/2011	500	(6)
Morgan Stanley	Vale Overseas Ltd. 8.250% due 01/17/2034	Sell	0.700%		12/20/2011	500	3
Morgan Stanley	International Paper Co. 5.850% due 10/30/2012	Buy	(0.475%	)	06/20/2012	200	0
Morgan Stanley	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.530%	)	06/20/2012	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,300	4
Morgan Stanley	Whirlpool Corp. 7.750% due 07/15/2016	Buy	(0.780%	)	03/20/2017	100	3
Royal Bank of Scotland Group PLC	ERP Operating LP 3.850% due 08/15/2026	Buy	(0.255%	)	09/20/2011	200	0
Royal Bank of Scotland Group PLC	MeadWestvaco Corp. 6.850% due 04/01/2012	Buy	(0.570%	)	06/20/2012	300	0
UBS Warburg LLC	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		09/20/2007	500	0

							$107

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	1,000	$(1)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,000	(4)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,000	(2)
Citibank N.A.	6-Month EUR-LIBOR	Receive	5.000%	06/17/2012	EUR	200	10
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	400	22
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		300	(3)
UBS Warburg LLC	6-Month JPY-LIBOR	Receive	2.000%	06/20/2016	JPY	130,000	(15)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$400	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		5,800	(40)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,040	106
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		10,200	5
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(19)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		1,900	1
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		4,300	22
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		1,000	6

See Accompanying Notes	Annual Report	March 31, 2007	91

Schedule of Investments Investment Grade Corporate Bond Fund (Cont.)	March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$200	$5
Merrill Lynch & Co., Inc.	3-Month USD-LIBOR	Pay	6.000%	06/15/2025	2,000	(40)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,000	(34)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,100	(23)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	500	0

						$4

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$ 90.250	09/17/2007	22	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	$500	$3	$4

(h)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	$200	$2	$4

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$1,500	$1,491	$1,485

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	483	05/2007	$14	$0	$14
Sell		483	05/2007	0	(1)	(1)
Buy		483	03/2008	0	0	0
Sell	CAD	44	04/2007	0	0	0
Buy	CLP	13,000	05/2007	0	(1)	(1)
Buy		14,495	06/2007	0	(1)	(1)
Sell	EUR	1,299	04/2007	0	(1)	(1)
Sell	GBP	491	04/2007	0	(9)	(9)
Buy	INR	1,109	05/2007	0	0	0
Buy		911	06/2007	0	0	0
Buy	JPY	36,688	05/2007	8	0	8
Buy	KRW	157,505	04/2007	0	(2)	(2)
Buy		8,246	05/2007	0	0	0
Buy		21,900	06/2007	0	0	0
Buy		35,969	09/2007	0	0	0
Buy	MXN	2,564	04/2007	0	(2)	(2)
Sell		2,564	04/2007	1	0	1
Buy		2,564	03/2008	0	0	0
Buy	NOK	1,111	04/2007	4	0	4
Buy	PLN	635	04/2007	2	(1)	1
Sell		635	04/2007	0	(1)	(1)
Buy		635	09/2007	1	0	1
Buy	RUB	2,765	09/2007	1	0	1
Buy		346	11/2007	0	0	0
Buy		5,475	12/2007	2	0	2
Buy	SGD	331	04/2007	3	0	3
Buy		18	09/2007	0	0	0
Buy	TWD	575	05/2007	0	0	0
Buy	ZAR	153	05/2007	1	0	1

				$37	$(19)	$18

92	PIMCO Funds	See Accompanying Notes

Schedule of Investments Low Duration Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	$3,400	$3,413

Idearc, Inc.
7.320% due 11/09/2014	49,400	49,758

Total Bank Loan Obligations (Cost $52,800)		53,171

CORPORATE BONDS & NOTES 19.7%

BANKING & FINANCE 15.6%
American Express Bank FSB
5.380% due 10/20/2009	23,800	23,793

American Express Centurion Bank
5.319% due 05/07/2008	21,000	21,001

American Express Credit Corp.
5.380% due 11/09/2009	32,600	32,628

American Honda Finance Corp.
5.350% due 08/05/2008	18,670	18,679

ANZ National International Ltd.
5.400% due 08/07/2009	5,700	5,700

ASIF Global Financing XXVIII
5.400% due 05/03/2007	17,760	17,762

Bank of America Corp.
5.360% due 09/25/2009	61,900	61,993
5.370% due 11/06/2009	3,200	3,199

Bank of America N.A.
5.360% due 07/25/2008	42,600	42,616

Bank of Ireland
5.360% due 12/19/2008	4,100	4,103

Bear Stearns Cos., Inc.
5.300% due 01/09/2008	1,300	1,300
5.440% due 03/30/2009	20,800	20,843
5.450% due 08/21/2009	9,200	9,210

Calabash Re II Ltd.
13.755% due 01/08/2010	6,500	6,672
14.955% due 01/08/2010	8,750	9,146
16.255% due 01/08/2010	4,500	4,697

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	1,800	1,803

CIT Group, Inc.
5.480% due 08/17/2009	27,200	27,231
5.500% due 12/19/2008	31,200	31,268
5.570% due 05/23/2008	9,200	9,227
5.580% due 09/20/2007	9,200	9,210
5.640% due 07/28/2011	27,400	27,452

Citigroup Funding, Inc.
5.330% due 12/08/2008	23,100	23,111

Citigroup, Inc.
5.100% due 09/29/2011	1,500	1,501
5.380% due 12/28/2009	22,100	22,103
5.410% due 05/02/2008	33,000	33,041
5.420% due 11/01/2007	3,600	3,603

DnB NORBank ASA
5.430% due 10/13/2009	18,900	18,910

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	8,300	7,221

Ford Motor Credit Co.
7.200% due 06/15/2007	4,600	4,601
7.250% due 10/25/2011	500	486

General Electric Capital Corp.
5.370% due 03/12/2010	35,400	35,392
5.388% due 03/04/2008	2,400	2,403
5.390% due 03/16/2009	10,000	10,004
5.400% due 01/05/2009	24,400	24,419

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.420% due 10/06/2010	$12,200	$12,202
5.422% due 01/15/2008	22,700	22,723
5.430% due 01/20/2010	39,800	39,888

General Motors Acceptance Corp.
5.625% due 05/15/2009	30,439	29,901
7.430% due 12/01/2021	141	142

GMAC LLC
6.000% due 12/15/2011	3,500	3,398

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	20,800	20,807
5.440% due 12/22/2008	36,400	36,457
5.440% due 06/23/2009	14,200	14,207
5.450% due 11/10/2008	31,800	31,846
5.460% due 07/29/2008	21,600	21,633
5.485% due 10/05/2007	3,000	3,003
5.690% due 07/23/2009	600	603

HSBC Bank USA N.A.
5.420% due 09/21/2007	500	500
5.480% due 06/10/2009	9,200	9,229

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	8,000	7,954

HSBC Finance Corp.
5.390% due 10/04/2007	48,200	48,235
5.485% due 09/15/2008	16,600	16,637
8.000% due 07/15/2010	12,000	13,017

ICICI Bank Ltd.
5.900% due 01/12/2010	32,200	32,262

International Lease Finance Corp.
3.125% due 05/03/2007	300	299

John Deere Capital Corp.
4.500% due 08/25/2008	900	891

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	10,900	10,908
5.450% due 10/22/2008	29,970	30,011
5.460% due 08/21/2009	43,100	43,127
5.610% due 11/10/2009	15,000	15,069

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	25,500	25,504
5.428% due 12/04/2009	21,000	21,001
5.450% due 08/14/2009	23,000	23,012
5.485% due 07/27/2007	7,200	7,204
5.560% due 07/25/2011	32,700	32,787

Morgan Stanley
5.360% due 11/21/2008	16,460	16,459
5.450% due 01/15/2010	30,900	30,911
5.470% due 02/09/2009	30,000	30,039
5.485% due 01/18/2008	14,500	14,516

Mystic Re Ltd.
11.660% due 12/05/2008	26,900	27,174

National Australia Bank Ltd.
5.380% due 09/11/2009	23,500	23,530

Osiris Capital PLC
8.210% due 01/15/2010	11,000	11,034

Phoenix Quake Ltd.
7.810% due 07/03/2008	6,500	6,546

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	6,400	6,429

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	3,000	2,808

Pricoa Global Funding I
5.408% due 03/03/2009	22,000	22,022
5.420% due 09/12/2008	10,000	10,013

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	49,100	49,151
9.118% due 03/31/2049	6,000	6,635

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	$4,700	$4,704
5.360% due 09/21/2007	82,600	82,660
5.420% due 02/06/2009	200	200

SLM Corp.
5.500% due 07/27/2009	16,200	16,212

Tokai Preferred Capital Co. LLC
9.980% due 12/29/2049	9,945	10,477

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,500	20,536

Wachovia Bank N.A.
5.320% due 10/03/2008 (c)	21,300	21,294
5.390% due 03/23/2009	17,850	17,857

Wachovia Corp.
5.410% due 10/28/2008	21,900	21,926
5.410% due 12/01/2009	25,600	25,635

Westpac Banking Corp.
5.280% due 06/06/2008	13,300	13,301

		1,642,854

INDUSTRIALS 2.4%
Altria Group, Inc.
7.650% due 07/01/2008	7,500	7,711

Cisco Systems, Inc.
5.440% due 02/20/2009	2,400	2,405

DaimlerChrysler N.A. Holding Corp.
4.050% due 06/04/2008	80	79
5.690% due 03/13/2009	19,500	19,545
5.810% due 08/03/2009	23,000	23,109
5.820% due 09/10/2007	10,500	10,517

El Paso Corp.
7.625% due 09/01/2008	1,075	1,109

FedEx Corp.
5.440% due 08/08/2007	23,350	23,368

General Mills, Inc.
5.490% due 01/22/2010	17,700	17,724

Historic TW, Inc.
8.180% due 08/15/2007	5,000	5,043

Kroger Co.
7.800% due 08/15/2007	955	963

Oracle Corp.
5.590% due 01/13/2009	46,470	46,541

Pemex Project Funding Master Trust
9.375% due 12/02/2008	8,900	9,465

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,866

Service Corp. International
7.700% due 04/15/2009	3,000	3,135

Sonat, Inc.
6.750% due 10/01/2007	3,815	3,851

Transocean, Inc.
5.548% due 09/05/2008	23,000	23,034

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	47,000	46,983

		252,448

UTILITIES 1.7%
AT&T, Inc.
4.214% due 06/05/2007	34,300	34,387
5.460% due 02/05/2010	11,700	11,716

BellSouth Corp.
5.460% due 08/15/2008	38,950	38,986

See Accompanying Notes	Annual Report	March 31, 2007	93

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$10,755	$10,761

Pepco Holdings, Inc.
5.500% due 08/15/2007	5,600	5,598

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,200	1,202

Southern California Edison Co.
5.415% due 12/13/2007	1,200	1,200
5.460% due 02/02/2009	20,470	20,517

Telecom Italia Capital S.A.
5.970% due 07/18/2011	24,000	24,149

Telefonica Emisones SAU
5.650% due 06/19/2009	33,000	33,131

TXU Electric Delivery Co.
5.000% due 09/01/2007	2,600	2,596

		184,243

Total Corporate Bonds & Notes (Cost $2,077,695)		2,079,545

U.S. GOVERNMENT AGENCIES 26.0%
Fannie Mae
0.950% due 03/25/2009 (b)	564	5
4.000% due 05/01/2011	259	251
4.250% due 05/25/2033	11,128	10,795
4.255% due 04/01/2034	4,352	4,336
4.343% due 03/01/2035	9,696	9,830
4.500% due 06/01/2011 - 08/01/2035	5,603	5,539
4.527% due 09/01/2035	15,127	15,031
4.657% due 07/01/2035	16,861	16,817
4.660% due 07/01/2035	14,952	14,863
4.671% due 05/01/2035	12,880	12,813
4.682% due 01/01/2035	19,369	19,261
4.712% due 03/01/2035	2,467	2,437
4.745% due 03/01/2035	21,965	21,810
4.916% due 10/01/2035	8,850	8,804
5.000% due 12/01/2013 - 03/01/2036	1,343,335	1,327,002
5.030% due 06/01/2035	4,513	4,489
5.373% due 11/01/2017	44	44
5.380% due 12/25/2036	13,340	13,332
5.478% due 09/01/2032	2,604	2,638
5.500% due 10/01/2008 - 06/01/2035	317,064	315,210
5.600% due 08/01/2017	8	8
5.608% due 07/01/2018 - 02/01/2028	166	168
5.609% due 12/01/2017	32	32
5.625% due 07/01/2017	62	63
5.640% due 06/01/2017	23	23
5.670% due 03/25/2044	1,152	1,154
5.720% due 05/25/2031 - 06/25/2032	3,630	3,648
5.744% due 04/01/2018	1,207	1,227
5.920% due 05/25/2030	885	893
5.944% due 04/25/2022	21	22
5.970% due 05/25/2030	884	892
6.000% due 03/01/2009 - 05/01/2037	98,540	100,083
6.053% due 01/01/2021	37	36
6.133% due 07/01/2042 - 07/01/2044	27,322	27,758
6.183% due 09/01/2041	30,488	30,814
6.252% due 08/01/2029	1,162	1,186
6.256% due 07/25/2017	676	689
6.333% due 10/01/2030 - 11/01/2039	2,433	2,484
6.500% due 06/01/2008 - 12/25/2042	32,002	33,263
6.500% due 03/25/2009 (b)	131	6

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.585% due 11/01/2017	$81	$80
6.670% due 11/01/2018	5	5
6.729% due 07/01/2017	69	69
6.856% due 06/01/2022	9	9
7.000% due 01/01/2008 - 01/01/2032	4,738	4,763
7.059% due 04/01/2024	274	279
7.200% due 01/01/2024	17	17
7.215% due 11/01/2027	125	127
7.286% due 01/01/2024	321	325
7.376% due 02/01/2028	344	348
7.495% due 07/01/2023	95	96
7.500% due 02/01/2013	5	5
7.684% due 10/01/2024	292	294
8.000% due 02/01/2030 - 11/01/2031	3,968	4,192
8.500% due 02/01/2017 - 04/01/2025	206	221
8.800% due 01/25/2019	122	131
9.000% due 03/25/2021 - 01/01/2025	431	466
9.250% due 10/25/2018	8	8
9.500% due 03/25/2020 - 11/01/2025	945	1,036
10.000% due 10/01/2009 - 05/01/2022	70	73
10.500% due 07/01/2014 - 12/01/2024	8	8
11.000% due 11/01/2020	5	6
11.250% due 10/01/2015	8	9
11.500% due 11/01/2019 - 02/01/2020	8	8
11.750% due 02/01/2016	11	12
12.000% due 01/01/2015	3	3
13.000% due 07/01/2015	3	4
13.250% due 09/01/2011	3	3
15.500% due 10/01/2012 - 12/01/2012	1	1
15.750% due 12/01/2011	3	4
16.000% due 09/01/2012 - 12/01/2012	2	2
256.000% due 11/01/2008 (b)	0	1

Federal Housing Administration
7.430% due 11/01/2019 - 11/01/2025	5,486	5,538

Freddie Mac
3.000% due 02/15/2023	1,922	1,909
4.000% due 09/15/2015	274	270
4.000% due 01/15/2024 (b)	4,388	617
4.500% due 02/15/2015 - 06/01/2018	63,241	62,424
4.501% due 03/01/2035	6,966	6,825
4.605% due 04/01/2035	13,801	13,579
4.642% due 04/01/2035	10,956	10,819
4.711% due 06/01/2035	63,958	63,028
4.712% due 08/01/2035	106,861	106,238
4.727% due 03/01/2035	12,409	12,258
4.777% due 08/01/2035	26,682	26,710
4.896% due 04/01/2035	2,948	2,922
4.918% due 07/01/2035	27,596	27,518
4.960% due 03/01/2035	2,616	2,594
5.000% due 04/01/2013 - 07/15/2024	91,710	91,340
5.061% due 04/01/2035	5,483	5,469
5.500% due 02/15/2014 - 07/15/2034	30,359	30,532
5.580% due 08/25/2031	5,743	5,772
5.600% due 09/25/2031	10,180	10,186
5.617% due 02/01/2020	385	388
5.620% due 05/15/2036	18,290	18,383
5.670% due 12/15/2030	17,448	17,515
5.720% due 06/15/2018	5,703	5,714
5.757% due 08/15/2032	1,014	1,016
5.770% due 11/15/2030	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.875% due 01/01/2017 - 03/01/2017	$48	$48
6.000% due 03/01/2011 - 04/01/2037	19,679	20,017
6.325% due 10/15/2020	76	76
6.333% due 07/25/2044	1,423	1,439
6.375% due 03/15/2021	48	48
6.500% due 03/15/2029 - 07/25/2043	75,145	77,126
6.625% due 02/01/2023	3	3
6.710% due 03/01/2024	18	18
7.000% due 01/01/2030 - 04/01/2032	99	103
7.063% due 10/01/2027	50	50
7.094% due 06/01/2024	84	85
7.148% due 11/01/2022	302	306
7.156% due 07/01/2018	81	82
7.240% due 01/01/2024	378	385
7.294% due 12/01/2022	55	55
7.322% due 01/01/2024	133	135
7.341% due 09/01/2023	32	33
7.393% due 11/01/2023	48	48
7.409% due 10/01/2023	163	164
7.500% due 07/15/2030	759	768
8.000% due 04/01/2007 - 12/01/2024	466	488
8.500% due 06/01/2009 - 11/01/2025	1,008	1,083
9.000% due 12/15/2020 - 08/01/2022	433	450
9.500% due 03/01/2010 - 09/01/2021	137	144
9.750% due 11/01/2008	25	26
10.000% due 03/01/2016 - 05/15/2020	63	67
10.500% due 10/01/2010 - 02/01/2016	3	3
10.750% due 09/01/2009 - 08/01/2011	15	16
11.500% due 10/01/2015 - 01/01/2016	4	4
14.000% due 09/01/2012 - 04/01/2016	2	2
15.000% due 08/01/2011 - 12/01/2011	1	1

Ginnie Mae
4.000% due 07/16/2027	3,125	3,110
5.000% due 01/20/2032 - 02/20/2032	8,940	9,015
5.375% due 04/20/2016 - 05/20/2030	8,904	9,010
5.500% due 07/20/2030 - 03/20/2031	381	386
5.625% due 03/20/2019	37	37
5.750% due 08/20/2022 - 07/20/2027	5,318	5,378
5.870% due 12/16/2025	189	191
6.000% due 01/15/2029 - 04/01/2037	1,329	1,347
6.125% due 10/20/2023 - 12/20/2027	3,929	3,977
6.500% due 09/15/2032 - 05/15/2034	61	62
7.000% due 03/15/2011 - 10/15/2011	22	23
7.500% due 03/15/2022 - 09/15/2031	311	324
8.000% due 05/15/2016 - 06/20/2031	2,873	3,035
8.500% due 12/15/2021- 08/15/2030	79	85
9.000% due 03/15/2017 - 11/15/2030	307	334
9.500% due 10/15/2016 - 06/15/2025	28	31

94	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
9.750% due 08/15/2017	$22	$24
10.000% due 10/15/2013 - 11/15/2020	7	8
10.500% due 11/15/2019 - 02/15/2021	1	1
11.000% due 09/15/2010	1	1
11.500% due 08/15/2018	5	6
11.750% due 08/15/2013	4	5
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	4	4
13.500% due 11/15/2012	5	6
16.000% due 02/15/2012	7	8

Small Business Administration
7.640% due 03/01/2010	290	305

Vendee Mortgage Trust
6.500% due 05/15/2029	46,684	48,073

Total U.S. Government Agencies (Cost $2,760,955)		2,739,999

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes
4.625% due 12/31/2011	13,600	13,649
4.625% due 02/15/2017	300	300

Total U.S. Treasury Obligations (Cost $13,984)		13,949

MORTGAGE-BACKED SECURITIES 15.6%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	61,463	60,530
4.390% due 02/25/2045	18,517	18,276
4.440% due 02/25/2045	59,331	58,309

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	20,577	20,577

Banc of America Funding Corp.
4.113% due 05/25/2035	287,857	283,160

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	10,377	10,547

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	64,391	63,325
4.750% due 10/25/2035	189,775	187,456
4.776% due 01/25/2034	18,503	18,446
5.052% due 04/25/2033	12,128	12,217
5.335% due 02/25/2033	3,266	3,290
5.450% due 04/25/2033	26,766	26,726
5.624% due 02/25/2033	2,403	2,395
6.301% due 11/25/2030	210	210

Bear Stearns Alt-A Trust
5.266% due 03/25/2035	38,962	39,133
5.393% due 05/25/2035	39,866	39,941

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	39,206	39,223

Citicorp Mortgage Securities, Inc.
5.625% due 12/25/2019	9	9

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	16,000	15,898
6.500% due 06/25/2033	4,659	4,654

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	34,139	34,118
5.610% due 04/25/2035	6,480	6,495

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	17,952	17,886
5.829% due 06/25/2032	325	325
5.952% due 03/25/2032	4,780	4,772

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 03/25/2037	17,273	17,294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DLJ Acceptance Trust
11.000% due 08/01/2019	$94	$100

DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	195	202

Drexel Burnham Lambert CMO Trust
6.070% due 05/01/2016	4	4

First Horizon Alternative Mortgage Securities
4.747% due 06/25/2034	22,489	22,460

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	25,123	25,143
5.400% due 01/25/2047	23,096	23,105

GSR Mortgage Loan Trust
4.539% due 09/25/2035	110,534	109,455
4.549% due 09/25/2035	15,820	15,680
6.000% due 03/25/2032	1,414	1,404

Impac CMB Trust
5.820% due 04/25/2034	6,463	6,467

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	15,431	15,445

Imperial Savings Association
8.429% due 02/25/2018	69	69

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	18,454	18,463

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	22,782	22,747

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	10,933	10,940

MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/2034	11,819	11,624

MASTR Asset Securitization Trust
5.500% due 09/25/2033	27,609	27,130

Mellon Residential Funding Corp.
5.560% due 06/15/2030	26,081	26,133
6.432% due 07/25/2029	676	676

Merrill Lynch Mortgage Investors, Inc.
4.489% due 02/25/2035	35,843	35,352

Morgan Stanley Capital I
5.380% due 10/15/2020	15,742	15,742

Nationslink Funding Corp.
5.670% due 11/10/2030	286	286

Prime Mortgage Trust
5.720% due 02/25/2019	1,853	1,856
5.720% due 02/25/2034	8,441	8,467

Prudential-Bache CMO Trust
8.400% due 03/20/2021	271	271

RAAC Series 2005-SP1
5.000% due 09/25/2034	2,532	2,520

Resecuritization Mortgage Trust
5.570% due 04/26/2021	40	40

Salomon Brothers Mortgage Securities VII
8.000% due 09/25/2030	28	28

Sears Mortgage Securities
12.000% due 02/25/2014	10	9

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	8,492	8,511
5.650% due 09/19/2032	10,164	10,187
9.466% due 06/25/2029	748	807

Structured Asset Securities Corp.
6.150% due 07/25/2032	456	460
7.226% due 01/25/2032	330	329

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	20,906	20,903

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	$20,903	$20,916

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	357	356
6.949% due 02/25/2033	669	670

Washington Mutual, Inc.
4.229% due 03/25/2034	7,160	7,092
4.816% due 10/25/2032	94	93
5.610% due 10/25/2045	9,904	9,924
5.630% due 01/25/2045	681	683
5.642% due 02/27/2034	13,894	14,039
5.663% due 01/25/2047	12,217	12,229
5.743% due 12/25/2046	55,757	55,914
5.892% due 09/25/2046	22,116	22,116
6.183% due 11/25/2042	5,233	5,259
6.383% due 06/25/2042	10,642	10,659
6.383% due 08/25/2042	7,135	7,162

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	37,326	37,081
5.386% due 08/25/2035	9,486	9,399

Total Mortgage-Backed Securities (Cost $1,647,373)		1,641,819

ASSET-BACKED SECURITIES 7.4%
ACE Securities Corp.
5.370% due 12/25/2036	8,592	8,597
5.430% due 10/25/2035	23,276	23,292

American Express Credit Account Master Trust
5.430% due 11/16/2009	26,800	26,819

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	744	745

Argent Securities, Inc.
5.370% due 09/25/2036	11,123	11,126

Asset-Backed Funding Certificates
5.380% due 01/25/2037	16,163	16,172

Asset-Backed Securities Corp. Home Equity
5.840% due 06/15/2031	7	7

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	10,404	10,409
5.520% due 09/25/2034	4,945	4,951
5.770% due 03/25/2043	6,928	6,943

Capital One Auto Finance Trust
5.340% due 12/14/2007	7,931	7,936

Carrington Mortgage Loan Trust
5.640% due 10/25/2035	39,400	39,494

Chase Funding Mortgage Loan Asset-Backed Certificates
5.960% due 11/25/2031	2,558	2,560

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	2,315	2,319

Community Program Loan Trust
4.500% due 10/01/2018	5,449	5,380

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	16,704	16,712
5.370% due 12/25/2046	11,502	11,509
5.370% due 03/25/2047	25,259	25,384

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	5,375	5,372

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	7,039	7,044

Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	11,217	11,233

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	48,633	48,659

See Accompanying Notes	Annual Report	March 31, 2007	95

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.380% due 01/25/2037	$14,438	$14,433
5.420% due 05/25/2036	17,640	17,645

GSAMP Trust
5.390% due 12/25/2036	22,793	22,801
5.430% due 11/25/2035	3,592	3,595

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	9,396	9,427

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	48,966	48,994

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	12,843	12,850

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	15,427	15,428

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	10,766	10,772

Lehman XS Trust
5.390% due 05/25/2046	10,016	10,020

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	11,971	11,980
5.600% due 10/25/2034	4,167	4,174

MASTR Asset-Backed Securities Trust
5.360% due 08/25/2036	16,384	16,394

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	24,200	24,247

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	11,086	11,091
5.360% due 01/25/2037	19,969	19,978
5.370% due 10/25/2036	9,929	9,935

Nelnet Student Loan Trust
5.146% due 09/25/2012	17,367	17,359

Option One Mortgage Loan Trust
5.370% due 01/25/2037	25,259	25,273

Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	212	213

Residential Asset Securities Corp.
5.360% due 08/25/2036	16,329	16,340
5.390% due 11/25/2036	26,388	26,406
5.780% due 06/25/2031	5	5

SACO I, Inc.
5.430% due 09/25/2035	1,297	1,298

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	32,275	32,286

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	3,434	3,437
5.430% due 11/25/2035	8,035	8,041

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	11,580	11,584

Structured Asset Securities Corp.
4.930% due 01/25/2035	870	858
5.370% due 10/25/2036	24,997	25,010
5.420% due 07/25/2035	6,714	6,719
5.610% due 01/25/2033	754	755

Wachovia Auto Owner Trust
4.820% due 02/20/2009	10,761	10,759

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	16,205	16,214
5.440% due 12/25/2035	25,691	25,709

WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	300	300

Total Asset-Backed Securities (Cost $784,256)		784,993

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		$2,200	$2,208

Total Sovereign Issues (Cost $2,200)			2,208

FOREIGN CURRENCY - DENOMINATED ISSUES 0.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	6,142,920	51,744

JSG Holding PLC
6.734% due 11/29/2014	EUR	651	879
6.757% due 11/29/2014		434	586
6.835% due 11/29/2014		1,583	2,140
6.862% due 11/29/2014		489	661
6.896% due 11/29/2014		843	1,140

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	1,300,000	11,057

Total Foreign Currency - Denominated Issues (Cost $66,068)			68,207

		SHARES
PREFERRED STOCKS 1.0%
DG Funding Trust
7.600% due 12/31/2049		10,229	107,948

Home Ownership Funding Corp.
1.000% due 12/31/2049		8,625	1,278

Total Preferred Stocks (Cost $113,682)			109,226

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.2%

CERTIFICATES OF DEPOSIT 5.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$17,100	17,106

Bank of Ireland
5.400% due 01/15/2010		5,000	5,003

BNP Paribas
5.260% due 07/03/2008		73,300	73,273
5.262% due 05/28/2008		17,400	17,406

Calyon Financial, Inc.
5.340% due 01/16/2009		37,700	37,700

Dexia S.A.
5.270% due 09/29/2008		21,800	21,806

Fortis Bank NY
5.265% due 04/28/2008		48,300	48,361
5.265% due 06/30/2008		15,400	15,405

HSBC Bank USA N.A.
5.410% due 07/28/2008		22,400	22,436

Nordea Bank Finland PLC
5.298% due 05/28/2008		16,800	16,810

Royal Bank of Canada
5.265% due 06/30/2008		57,300	57,360

Royal Bank of Scotland Group PLC
5.260% due 07/03/2008		59,800	59,800

Skandinav Enskilda BK
5.300% due 02/04/2008		61,200	61,223
5.350% due 02/13/2009		11,000	11,006

Societe Generale NY
5.258% due 06/20/2007		17,300	17,300
5.269% due 06/30/2008		90,200	90,231

			572,226

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 22.0%
Bank of America Corp.
5.200% due 07/24/2007	$50,000	$49,993

Bank of Ireland
5.220% due 06/14/2007	2,500	2,479
5.240% due 06/14/2007	119,700	118,968

Barclays U.S. Funding Corp.
5.235% due 06/29/2007	111,300	110,717
5.255% due 06/29/2007	28,000	28,000

Calyon N.A. LLC
5.230% due 07/09/2007	3,300	3,279

CBA (de) Finance
5.220% due 06/15/2007	2,800	2,777

Cox Communications, Inc.
5.570% due 09/17/2007	19,800	19,800

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	41,900	41,389

Dexia Delaware LLC
5.235% due 06/13/2007	100	99

DnB NORBank ASA
5.215% due 07/11/2007	400	396

Federal Home Loan Bank
5.000% due 04/02/2007	561,900	561,900

Fortis Funding LLC
5.230% due 07/09/2007	41,800	41,260

HBOS Treasury Services PLC
5.220% due 06/29/2007	30,300	29,939
5.230% due 06/29/2007	16,700	16,516
5.235% due 06/29/2007	2,400	2,392
5.240% due 06/29/2007	168,022	167,233

ING U.S. Funding LLC
5.235% due 06/22/2007	12,000	11,925

Intesa Funding LLC
5.230% due 06/15/2007	2,200	2,189
5.240% due 06/15/2007	17,300	17,275

IXIS Commercial Paper Corp.
5.230% due 06/13/2007	29,200	28,903
5.240% due 06/13/2007	13,600	13,556

Nordea N.A., Inc.
5.220% due 07/11/2007	52,300	51,610
5.235% due 07/11/2007	40,200	40,153

Santander Hispano Finance Delaware
5.230% due 06/14/2007	500	497
5.240% due 06/14/2007	22,700	22,561

Societe Generale NY
5.200% due 08/22/2007	179,000	177,101
5.215% due 08/22/2007	39,800	39,616

Svenska Handelsbanken, Inc.
5.220% due 06/25/2007	33,150	32,745
5.235% due 06/25/2007	188,300	188,081

Swedbank AB
5.240% due 06/05/2007	69,500	69,195
5.240% due 06/21/2007	50,000	49,774

Time Warner, Inc.
5.360% due 04/12/2007	36,600	36,546

TotalFinaElf Capital S.A.
5.210% due 04/17/2007	2,600	2,599

UBS Finance Delaware LLC
5.200% due 08/01/2007	100	98
5.225% due 08/01/2007	151,300	149,841
5.230% due 08/01/2007	52,100	51,536
5.235% due 08/01/2007	5,500	5,482
5.240% due 08/01/2007	1,700	1,687

96	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Unicredito Italiano SpA
5.225% due 07/16/2007	$38,000	$37,708
5.250% due 07/16/2007	42,800	42,614

Viacom, Inc.
5.590% due 05/29/2007	22,900	22,900

Westpac Banking Corp.
5.200% due 07/09/2007	5,533	5,452

Westpac Trust Securities NZ Ltd.
5.215% due 06/06/2007	20,000	19,802
5.220% due 06/06/2007	2,500	2,477
5.250% due 06/06/2007	4,900	4,852

		2,325,912

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,367	$5,367

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $5,479. Repurchase proceeds are $5,369.)

U.S. TREASURY BILLS 0.7%
4.953% due 05/31/2007 - 06/14/2007 (d)(e)(g)	76,035	75,197

Total Short-Term Instruments (Cost $2,978,633)		2,978,702

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (i) 0.2%
(Cost $25,191)	$24,534

Total Investments (f) 99.4% (Cost $10,522,837)	$10,496,353

Written Options (j) (0.2%) (Premiums $24,099)	(24,473)

Other Assets and Liabilities (Net) 0.8%	83,472

Net Assets 100.0%	$10,555,352

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average rate.
(e)	Securities with an aggregate market value of $6,924 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $175,681 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $65,059 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	1,673	$(514)
90-Day Euribor December Futures	Long	12/2008	833	(169)
90-Day Euribor June Futures	Long	06/2008	2,539	(716)
90-Day Euribor March Futures	Long	03/2008	933	(371)
90-Day Euribor September Futures	Long	09/2008	833	(215)
90-Day Eurodollar December Futures	Long	12/2007	43,209	(2,302)
90-Day Eurodollar December Futures	Long	12/2008	4,495	3,758
90-Day Eurodollar June Futures	Long	06/2008	10,036	2,376
90-Day Eurodollar March Futures	Long	03/2008	29,831	3,889
90-Day Eurodollar September Futures	Long	09/2007	4,953	(3,362)
90-Day Eurodollar September Futures	Long	09/2008	2,543	2,515
90-Day Euroyen December Futures	Long	12/2007	2,572	523
90-Day Euroyen September Futures	Long	09/2007	1,735	369
Euro-Bund 10-Year Note June Futures	Long	06/2007	151	(168)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	338	15
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	692	92
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	1,030	(51)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	840	(793)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	728	134
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	289	13
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	900	(1,153)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	1,281	136
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	5,862	6,371

				$10,377

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JP	Y 869,000	$109
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$62,000	280
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		8,000	36
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		8,900	99
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		8,000	90
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.230%		06/20/2007		20,000	15
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007		5,000	56
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007		4,000	34
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007		3,200	19

See Accompanying Notes	Annual Report	March 31, 2007	97

Schedule of Investments  Low Duration Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	4.480%	06/20/2007	$12,000	$121
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	1,500	17
Lehman Brothers, Inc.	General Motors Corp. 7.125% due 07/15/2013	Sell	7.200%	06/20/2008	2,000	134
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	7,200	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	6,000	26
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	4,900	39
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.400%	06/20/2007	5,000	39
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%	07/20/2007	24,400	52
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	4,200	36
Morgan Stanley	General Motors Corp. 7.125% due 07/15/2013	Sell	7.570%	06/20/2008	5,000	357
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008	6,000	5
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.860%	11/20/2011	38,400	315
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	500	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	4,900	47
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,500	12
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	5,000	56
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	5,000	40

						$2,035

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	30,300	$(127)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	19,300	207
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		21,200	182
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	23,900	473
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		31,000	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		7,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		25,800	28
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		7,000	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		7,100	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		9,100	214
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	77,900	83
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		43,200	(131)
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		8,800	(36)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		46,700	36
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		55,700	(1,191)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		98,400	(4,231)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		40,200	(142)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	4,000,000	(9)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		30,970,000	193
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		6,450,000	32
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	37
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,300,000	25
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		4,000,000	29
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		53,080,000	273
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	48,800	138
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$335,900	(143)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		59,600	(50)

							$(4,110)

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.250	06/18/2007	11,632	$111	$0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	650	6	0

				$117	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	96,000	$442	$12
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	45,000	208	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		29,500	168	1

98	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007	$647,000	$2,394	$1,795
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	123,000	541	436
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	469,200	2,604	2,523
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	566,000	2,490	3,617
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	347,200	1,437	565
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	530,000	1,378	294
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	528,000	2,809	3,697
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	480,000	1,086	565
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	851,000	4,220	6,112
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	648,200	3,922	3,485

							$23,699	$23,103

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$9,000	$392	$468
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	9,000	392	343
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	319	330
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	7,000	272	290

				$1,375	$1,431

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	937	$385	$747
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	937	271	29

				$656	$776

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	37,000	$443	$88
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	12,900	209	2
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		8,400	168	2
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$281,000	2,304	1,994
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		204,000	2,489	2,238
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		246,000	2,502	4,097
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		118,200	1,276	710
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		152,600	1,595	1,083
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		230,000	2,843	4,243
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		80,000	928	472
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		41,000	467	336
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		370,000	4,440	5,321
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		283,600	3,779	3,111

								$23,443	$23,697

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$468,500	$463,472	$462,058
Fannie Mae	5.500%	04/01/2037	50,000	49,516	49,484
U.S. Treasury Notes	4.625%	02/15/2017	35,500	35,862	35,684

				$548,850	$547,226

(2) Market value includes $245 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	99

Schedule of Investments Low Duration Fund (Cont.)	March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	17,876	04/2007	$170	$0	$170
Buy	BRL	106,757	05/2007	2,840	0	2,840
Sell		106,757	05/2007	0	(35)	(35)
Buy		52,883	06/2007	1,669	0	1,669
Buy		31,674	10/2007	0	(80)	(80)
Buy		106,757	03/2008	0	(61)	(61)
Buy	CAD	2,290	04/2007	27	0	27
Buy	CLP	2,725,640	05/2007	0	(128)	(128)
Buy		18,230	06/2007	0	(1)	(1)
Buy	CNY	10,373	09/2007	31	0	31
Buy		167,993	11/2007	265	0	265
Sell		23,780	11/2007	4	0	4
Buy		101,102	01/2008	2	(3)	(1)
Buy	EUR	10,174	04/2007	6	0	6
Sell		19,038	04/2007	0	(12)	(12)
Sell	GBP	11,989	04/2007	0	(132)	(132)
Buy	INR	154,626	06/2007	46	0	46
Sell	JPY	10,105,916	05/2007	32	(2,019)	(1,987)
Buy	KRW	1,222,438	04/2007	0	(3)	(3)
Sell		3,258,681	04/2007	9	0	9
Buy		20,762,592	05/2007	0	(85)	(85)
Buy		5,990,075	06/2007	21	0	21
Buy		310,992	09/2007	1	0	1
Sell		310,992	09/2007	0	0	0
Buy	MXN	128,689	04/2007	22	(96)	(74)
Sell		128,689	04/2007	19	0	19
Buy		128,689	03/2008	0	(15)	(15)
Buy	NZD	5,569	04/2007	64	0	64
Buy	PLN	17,703	04/2007	187	0	187
Sell		17,703	04/2007	0	(28)	(28)
Buy		17,703	03/2008	30	0	30
Buy	RUB	344,278	11/2007	178	0	178
Buy		996,132	12/2007	353	0	353
Buy	SGD	11,030	04/2007	69	0	69
Sell		5,094	04/2007	0	(12)	(12)
Buy		18,011	07/2007	101	0	101
Buy		5,850	09/2007	39	0	39
Buy	TWD	179,899	05/2007	0	(2)	(2)
Sell		116,243	05/2007	0	(2)	(2)
Buy	ZAR	1,509	06/2007	0	(4)	(4)

				$6,185	$(2,718)	$3,467

100	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.1%
HCA, Inc.
7.614% due 11/14/2013	$2,500	$2,524

Total Bank Loan Obligations (Cost $2,500)		2,524

CORPORATE BONDS & NOTES 21.6%

BANKING & FINANCE 13.2%
American Express Bank FSB
5.290% due 08/10/2007	4,000	4,000

American Express Credit Corp.
5.380% due 03/02/2009	900	901

American Honda Finance Corp.
5.350% due 08/05/2008	3,100	3,101

American International Group, Inc.
5.350% due 06/23/2008	6,300	6,300
5.400% due 01/29/2010	26,800	26,831

Bank of America N.A.
5.350% due 12/18/2008	2,600	2,599
5.360% due 07/25/2008	400	400

Bank of Ireland
5.360% due 12/19/2008	12,800	12,810
5.400% due 12/18/2009	5,200	5,205

Bank of Scotland
5.860% due 11/22/2012	2,000	2,006

Bear Stearns Cos., Inc.
5.450% due 02/23/2010	17,200	17,208

Calabash Re II Ltd.
16.255% due 01/08/2010	2,300	2,401

CIT Group, Inc.
5.510% due 01/30/2009	17,100	17,129
5.600% due 11/23/2007	75	75

Citigroup, Inc.
5.388% due 12/26/2008	9,700	9,708
5.400% due 01/30/2009	31,900	31,917
5.410% due 05/02/2008	5,300	5,307

Ford Motor Credit Co.
6.180% due 09/28/2007	2,000	2,000
7.250% due 10/25/2011	3,300	3,210

General Electric Capital Corp.
5.420% due 05/10/2010	16,500	16,512
5.420% due 10/06/2010	13,800	13,802
5.430% due 08/15/2011	1,300	1,300

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	900	900
5.440% due 12/22/2008	5,200	5,208
5.440% due 06/23/2009	41,910	41,930
5.650% due 06/28/2010	5,260	5,291
5.690% due 07/23/2009	1,000	1,006

HSBC Finance Corp.
5.300% due 08/15/2007	3,300	3,300
5.400% due 05/10/2007	8,380	8,381
5.420% due 10/21/2009	5,000	5,002
5.435% due 03/12/2010	3,200	3,202
5.485% due 09/15/2008	10,280	10,303
5.488% due 12/05/2008	1,600	1,604
5.640% due 11/16/2009	4,000	4,023

ING Security Life Institutional Funding
5.440% due 01/14/2008	21,000	21,016

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	700	700
5.385% due 07/19/2007	8,100	8,104
5.560% due 12/23/2010	9,700	9,725

MBNA Corp.
5.790% due 05/05/2008	6,320	6,352

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MBNA Europe Funding PLC
5.430% due 09/07/2007	$22,900	$22,913

Merrill Lynch & Co., Inc.
5.610% due 02/06/2009	2,660	2,670

Morgan Stanley
5.470% due 02/09/2009	12,100	12,116

National Australia Bank Ltd.
5.360% due 10/01/2008	2,000	2,001
5.380% due 09/11/2009	8,900	8,911

Rabobank Nederland
5.360% due 04/06/2009	6,700	6,706
5.380% due 01/15/2009	14,800	14,812

Redwood Capital IX Ltd.
11.614% due 01/09/2008	2,000	2,020

Royal Bank of Scotland Group PLC
5.370% due 04/11/2008	4,100	4,105

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	6,000	6,011
5.420% due 02/06/2009	19,200	19,235

SLM Corp.
5.440% due 01/25/2008	2,000	2,002

Ventas Realty LP
6.750% due 06/01/2010	4,960	5,121
8.750% due 05/01/2009	2,000	2,130

Vita Capital III Ltd.
6.466% due 01/01/2011	2,200	2,203

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	17,200	17,230

Wachovia Bank N.A.
5.320% due 10/03/2008 (b)	10,400	10,397
5.360% due 02/23/2009	25,000	24,990
5.390% due 03/23/2009	3,300	3,301

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	1,000	1,025

World Savings Bank FSB
5.400% due 06/20/2008	2,000	2,002

		492,670

INDUSTRIALS 4.8%
Albertson’s, Inc.
6.950% due 08/01/2009	2,100	2,169

Comcast Corp.
5.660% due 07/14/2009	2,100	2,104

ConocoPhillips
5.360% due 04/11/2007	3,800	3,800

CSC Holdings, Inc.
7.250% due 07/15/2008	300	306

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	3,800	3,809
5.820% due 09/10/2007	24,800	24,841

Dex Media East LLC
9.875% due 11/15/2009	1,500	1,571

EchoStar DBS Corp.
5.750% due 10/01/2008	3,500	3,513
6.375% due 10/01/2011	5,800	5,851

El Paso Corp.
6.500% due 06/01/2008	3,000	3,038
7.625% due 08/16/2007	10,000	10,115

Enterprise Products Operating LP
4.000% due 10/15/2007	2,260	2,244

Equistar Chemicals LP
10.125% due 09/01/2008	1,000	1,058

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	$1,525	$1,609

General Mills, Inc.
5.490% due 01/22/2010	8,000	8,011

Historic TW, Inc.
8.180% due 08/15/2007	5,381	5,427

HJ Heinz Co.
6.428% due 12/01/2008	13,500	13,739

Intelsat Bermuda Ltd.
5.250% due 11/01/2008	1,500	1,483

JC Penney Corp., Inc.
6.500% due 12/15/2007	5,953	5,989

Mandalay Resort Group
6.500% due 07/31/2009	1,500	1,524
10.250% due 08/01/2007	400	407

MGM Mirage
9.750% due 06/01/2007	3,300	3,333

Mirage Resorts, Inc.
6.750% due 08/01/2007	3,530	3,552
6.750% due 02/01/2008	1,000	1,010

Owens Brockway Glass Container, Inc.
8.750% due 11/15/2012	1,000	1,057
8.875% due 02/15/2009	4,300	4,407

RH Donnelley, Inc.
10.875% due 12/15/2012	3,000	3,255

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	7,890	7,966

Service Corp. International
6.500% due 03/15/2008	8,975	9,065
7.700% due 04/15/2009	1,400	1,463

Southern Natural Gas Co.
6.125% due 09/15/2008	1,730	1,756
6.700% due 10/01/2007	4,136	4,180

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	900	901

Sungard Data Systems, Inc.
3.750% due 01/15/2009	3,400	3,281

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	1,650	1,654

Transocean, Inc.
5.548% due 09/05/2008	4,500	4,507

Trinity Industries Leasing Co.
7.755% due 02/15/2009	1,896	1,956

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	6,500	6,498

Williams Cos., Inc.
6.375% due 10/01/2010	7,000	7,131

Xerox Corp.
6.100% due 12/18/2009	2,000	2,023
9.750% due 01/15/2009	6,415	6,912

		178,515

UTILITIES 3.6%
AT&T, Inc.
5.460% due 02/05/2010	11,900	11,917
5.570% due 11/14/2008	2,000	2,007

BellSouth Corp.
5.460% due 08/15/2008	1,400	1,401

CMS Energy Corp.
7.500% due 01/15/2009	10,475	10,802
8.900% due 07/15/2008	3,300	3,440
9.875% due 10/15/2007	4,100	4,208

See Accompanying Notes	Annual Report	March 31, 2007	101

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Dominion Resources, Inc.
5.650% due 09/28/2007	$14,000	$14,007

Edison Mission Energy
7.730% due 06/15/2009	400	416

Entergy Gulf States, Inc.
3.600% due 06/01/2008	5,635	5,525
6.090% due 12/08/2008	9,600	9,628

Florida Power Corp.
5.760% due 11/14/2008	17,400	17,406

Midwest Generation LLC
8.300% due 07/02/2009	9,102	9,354

Ohio Edison Co.
4.000% due 05/01/2008	22,678	22,379

PSEG Energy Holdings LLC
8.625% due 02/15/2008	817	837

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	4,800	4,807

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	3,400	3,434

Qwest Corp.
5.625% due 11/15/2008	5,000	5,025

SEMCO Energy, Inc.
7.125% due 05/15/2008	400	405

TXU Electric Delivery Co.
5.725% due 09/16/2008	2,300	2,301

TXU Energy Co. LLC
5.850% due 09/16/2008	3,900	3,901

		133,200

Total Corporate Bonds & Notes (Cost $803,252)		804,385

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
3.500% due 04/25/2011	814	810
3.625% due 07/01/2034	82	82
3.747% due 06/01/2034	59	60
4.618% due 09/01/2035	1,246	1,244
4.800% due 11/01/2035	1,919	1,910
5.000% due 01/25/2017 - 04/01/2037	4,446	4,309
5.044% due 01/01/2036	618	622
5.380% due 12/25/2036	1,335	1,334
5.450% due 03/25/2036	890	892
5.470% due 08/25/2034	1,842	1,844
5.474% due 01/01/2032	1,489	1,502
5.500% due 02/01/2014	1,582	1,593
5.608% due 11/01/2025	27	27
5.620% due 03/25/2036	4,735	4,735
5.623% due 05/01/2036	18,064	18,267
5.627% due 05/01/2036	331	334
5.640% due 02/01/2018	33	33
5.646% due 05/01/2021 - 04/01/2029	327	330
5.670% due 09/25/2042 - 03/25/2044	3,137	3,144
5.770% due 10/25/2030	8	9
5.884% due 12/01/2036	225	227
5.898% due 12/01/2036	234	237
5.920% due 10/25/2017	402	408
6.000% due 02/25/2008 - 05/01/2037	350,636	353,317
6.095% due 07/01/2029	328	330
6.133% due 06/01/2043 - 10/01/2044	24,863	25,193
6.500% due 11/01/2008 - 10/25/2042	1,301	1,329
6.500% due 10/25/2023 (a)	52	4
7.000% due 03/01/2013	58	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
7.095% due 08/01/2026	$19	$19
7.140% due 08/01/2029	2,364	2,394
7.219% due 12/01/2040	781	793
7.500% due 10/01/2023	38	38
8.929% due 06/25/2032	920	962

Federal Home Loan Bank
2.620% due 04/23/2007	2,390	2,386
3.500% due 05/13/2008 - 12/12/2008	3,135	3,071
4.000% due 07/30/2008 - 04/20/2009	51,400	50,604
4.020% due 06/30/2009	2,000	1,966
4.150% due 01/12/2009	1,950	1,924
4.250% due 09/26/2008	2,600	2,577
4.330% due 03/16/2010	2,500	2,465
4.400% due 02/08/2010	22,340	22,024
4.500% due 06/22/2010	12,400	12,295
5.500% due 03/02/2009	11,300	11,300

Federal Housing Administration
7.350% due 04/01/2019	176	178
7.430% due 09/01/2022	86	87
7.435% due 02/01/2019	207	209

Freddie Mac
3.000% due 12/15/2021	1,100	1,086
4.000% due 11/15/2022	6,461	6,391
4.250% due 04/05/2007	58,000	57,995
4.500% due 08/15/2027	6,848	6,826
5.000% due 01/15/2018	532	530
5.500% due 05/01/2013 - 08/01/2014	6,957	7,002
5.720% due 06/15/2031	520	522
6.133% due 10/25/2044 - 02/25/2045	14,786	14,905
6.333% due 07/25/2044	18,753	18,965
6.412% due 10/15/2007	6	6
6.500% due 08/15/2008 - 07/25/2043	2,101	2,106

Ginnie Mae
5.000% due 02/20/2032	1,264	1,274
5.250% due 03/20/2029 - 03/20/2030	1,373	1,385
5.375% due 05/20/2021 - 05/20/2030	6,926	7,005
5.500% due 08/20/2029 - 09/20/2029	3,831	3,870
5.625% due 02/20/2019	30	30
5.750% due 07/20/2022 - 09/20/2027	810	819
5.820% due 02/16/2030	78	79
5.970% due 02/16/2030	230	233
6.000% due 01/15/2032 - 03/20/2032	6,218	6,251
6.125% due 10/20/2017 - 10/20/2027	1,280	1,296
6.270% due 03/20/2031	267	270
7.500% due 02/20/2030	203	210
8.000% due 12/15/2030 - 03/15/2032	227	240
8.500% due 06/20/2027	193	207

Small Business Administration
7.540% due 08/10/2009	165	171

Total U.S. Government Agencies (Cost $678,574)		679,152

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
3.875% due 09/15/2010	12,735	12,476
5.125% due 06/30/2011	2,900	2,965

Total U.S. Treasury Obligations (Cost $15,366)		15,441

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 9.9%
American Home Mortgage Investment Trust
4.290% due 10/25/2034	$3,097	$3,050

Arkle Master Issuer PLC
5.300% due 11/19/2007	5,300	5,302

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	3,875	3,875

Banc of America Funding Corp.
4.620% due 02/20/2036	10,372	10,284
5.380% due 01/25/2037	665	666

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	1,359	1,374
7.325% due 07/20/2032	355	360

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	31,586	31,297
6.301% due 11/25/2030	525	525

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	3,185	3,187
5.830% due 11/25/2036	6,230	6,290

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	800	808

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	9,212	9,216

Countrywide Alternative Loan Trust
5.500% due 02/20/2047	10,901	10,885
5.500% due 05/25/2047	8,200	8,189
5.600% due 02/25/2037	6,410	6,415

Countrywide Home Loan Mortgage Pass-Through Trust
3.897% due 11/19/2033	269	263
5.550% due 05/25/2035	214	214
5.590% due 05/25/2034	127	127
5.660% due 06/25/2035	15,905	15,874
6.833% due 07/19/2031	10	10

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	72	72

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	2,287	2,289
5.400% due 02/25/2037	3,436	3,439

First Republic Mortgage Loan Trust
5.620% due 08/15/2032	10,552	10,589
5.640% due 06/25/2030	1,235	1,228
5.670% due 11/15/2031	639	642

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	11,032	11,040
5.400% due 01/25/2047	8,362	8,365

Greenwich Capital Acceptance, Inc.
7.978% due 06/25/2024	16	16

GSR Mortgage Loan Trust
4.539% due 09/25/2035	11,118	11,009

GSRPM Mortgage Loan Trust
5.720% due 11/25/2031	3,621	3,628

Harborview Mortgage Loan Trust
5.450% due 04/19/2038	3,238	3,234
5.540% due 05/19/2035	3,059	3,064
5.560% due 03/19/2037	10,232	10,257

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,847	4,851

Indymac ARM Trust
6.663% due 01/25/2032	5	5
6.798% due 01/25/2032	13	13

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	4,265	4,267

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,751	1,720

102	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	$742	$760

Mellon Residential Funding Corp.
5.760% due 12/15/2030	3,557	3,572
5.810% due 10/20/2029	5,772	5,810

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,469	3,471

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	842	845

Morgan Stanley Capital I
5.380% due 10/15/2020	15,053	15,053

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,817	2,822
6.343% due 09/25/2045	1,033	1,041

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	341	344

Sequoia Mortgage Funding Co.
0.800% due 10/21/2008 (a)	32,346	128

Sequoia Mortgage Trust
5.670% due 07/20/2033	7,357	7,387
5.700% due 10/20/2027	3,154	3,159

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	6,656	6,651
5.540% due 05/25/2036	13,724	13,747
5.650% due 09/19/2032	156	157
5.670% due 03/19/2034	1,428	1,431

Structured Asset Securities Corp.
5.331% due 10/25/2035	2,224	2,217
6.037% due 02/25/2032	407	406
6.150% due 07/25/2032	744	751

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	7,698	7,706

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	10,890	10,888
5.440% due 04/25/2036	2,100	2,097

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	12,296	12,303
5.681% due 04/15/2034	767	770

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	673	671

Washington Mutual, Inc.
5.111% due 10/25/2032	1,572	1,568
5.400% due 06/25/2046	399	400
5.510% due 04/25/2045	225	226
5.590% due 12/25/2027	9,482	9,487
5.610% due 10/25/2045	556	558
5.640% due 12/25/2027	4,707	4,710
5.663% due 01/25/2047	1,222	1,223
5.743% due 12/25/2046	4,337	4,349
5.896% due 08/25/2046	16,436	16,522
5.957% due 09/25/2036	174	175
5.983% due 02/25/2046	7,251	7,272
6.183% due 11/25/2042	2,104	2,115
6.383% due 06/25/2042	3,380	3,385
6.383% due 08/25/2042	3,008	3,019
6.433% due 12/25/2046	2,667	2,667

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	9,988	9,799

Total Mortgage-Backed Securities (Cost $369,739)		369,601

ASSET-BACKED SECURITIES 10.4%
Accredited Mortgage Loan Trust
5.370% due 02/25/2037	1,902	1,903
5.480% due 09/25/2035	2,000	2,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ACE Securities Corp.
5.370% due 12/25/2036	$1,738	$1,739
5.390% due 12/25/2035	1,354	1,355
5.400% due 02/25/2036	439	439
5.450% due 10/25/2036	2,100	2,100

Advanta Mortgage Loan Trust
5.695% due 11/25/2029	85	85

Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	3	3

American Express Credit Account Master Trust
5.320% due 01/18/2011	2,300	2,299

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	65	65

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	14	14
5.670% due 10/25/2031	704	704
5.670% due 08/25/2032	126	126

Argent Securities, Inc.
5.380% due 05/25/2036	238	238
5.390% due 04/25/2036	952	952
5.400% due 03/25/2036	1,275	1,276

Asset-Backed Funding Certificates
5.380% due 11/25/2036	2,375	2,376
5.380% due 01/25/2037	4,797	4,799

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,044	1,045
5.380% due 03/25/2036	73	73
5.430% due 11/25/2035	108	108

Bank One Issuance Trust
5.430% due 12/15/2010	2,000	2,004

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	599	598
5.390% due 12/25/2036	1,857	1,857
5.400% due 12/25/2035	37	37
5.400% due 10/25/2036	626	626
5.410% due 04/25/2036	447	447
5.570% due 06/25/2035	67	67
5.650% due 10/25/2032	1,601	1,604
5.720% due 10/27/2032	103	104
5.770% due 03/25/2043	1,734	1,738

Brazos Student Finance Corp.
6.020% due 06/01/2023	2,097	2,108

Capital One Auto Finance Trust
5.340% due 12/14/2007	2,167	2,169

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	250	250
5.640% due 10/25/2035	4,100	4,110

Centex Home Equity
5.490% due 03/25/2035	99	99
5.720% due 10/25/2030	709	710

Chase Credit Card Master Trust
5.430% due 02/15/2011	3,700	3,710

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	495	495

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	101	101

Citibank Credit Card Issuance Trust
5.460% due 01/15/2010	1,040	1,042

Citibank Master Trust
5.540% due 04/16/2013	700	702

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	2,262	2,263
5.370% due 11/25/2036	507	508
5.380% due 01/25/2037	1,925	1,926
5.390% due 01/25/2037	4,949	4,946
5.400% due 12/25/2035	1,486	1,487
5.530% due 02/25/2035	18	18

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	$12,748	$12,765
5.370% due 07/25/2037	4,125	4,127
5.370% due 03/25/2047	404	405
5.380% due 03/25/2037	422	422
5.380% due 09/25/2046	359	359
5.390% due 06/25/2036	890	890
5.390% due 07/25/2036	218	218
5.390% due 08/25/2036	197	197
5.390% due 09/25/2036	422	423
5.390% due 06/25/2037	1,975	1,976
5.400% due 06/25/2037	3,742	3,744
5.420% due 08/25/2037	11,400	11,382
5.420% due 09/25/2037	5,000	5,001
5.450% due 07/25/2036	921	922
5.480% due 02/25/2036	1,505	1,506
5.490% due 11/25/2035	90	90
5.510% due 06/25/2036	1,100	1,101
5.590% due 06/25/2035	25	25
5.800% due 12/25/2031	105	105
6.060% due 05/25/2032	183	183

Countrywide Home Equity Loan Trust
5.460% due 01/15/2037	281	281

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	440	441
5.410% due 12/25/2037	3,371	3,369
5.580% due 12/25/2035	21	21

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,038	1,039

Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	44	44

EMC Mortgage Loan Trust
5.690% due 05/25/2040	213	213

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	627	629

FBR Securitization Trust
5.440% due 10/25/2035	23	23

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 05/25/2036	5,614	5,618
5.360% due 01/25/2038	3,792	3,794
5.370% due 11/25/2036	6,956	6,960
5.370% due 12/25/2036	354	354
5.390% due 01/25/2036	401	401
5.390% due 12/25/2037	1,973	1,974
5.410% due 01/25/2036	2,582	2,584
5.690% due 12/25/2034	857	859

First NLC Trust
5.440% due 02/25/2036	529	529

Fremont Home Loan Trust
5.370% due 10/25/2036	2,570	2,570
5.380% due 04/25/2036	35	35
5.380% due 01/25/2037	2,763	2,762

GSAMP Trust
5.390% due 01/25/2036	2,876	2,878
5.390% due 10/25/2036	1,871	1,872
5.390% due 12/25/2036	3,153	3,154
5.410% due 11/25/2035	782	782
5.420% due 01/25/2047	3,464	3,466
5.430% due 11/25/2035	102	102
5.440% due 12/25/2035	445	444
5.610% due 03/25/2034	94	94
5.960% due 07/25/2032	14	14

Home Equity Asset Trust
5.400% due 05/25/2036	792	793

Home Equity Mortgage Trust
5.410% due 05/25/2036	35	35

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	3,717	3,720

See Accompanying Notes	Annual Report	March 31, 2007	103

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Asset Loan Obligation
5.380% due 12/25/2036	$3,736	$3,735

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	13,860	13,867
5.400% due 12/25/2035	985	986

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	2,394	2,394
5.410% due 03/25/2036	2,710	2,712

Irwin Home Equity
5.860% due 07/25/2032	443	444

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	2,566	2,567
5.370% due 08/25/2036	334	335
5.370% due 10/25/2036	3,339	3,338

Lehman XS Trust
5.390% due 05/25/2046	1,818	1,819
5.400% due 08/25/2046	1,530	1,531
5.400% due 11/25/2046	2,811	2,813
5.410% due 05/25/2046	65	65

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,056	1,057
5.360% due 11/25/2036	1,188	1,189
5.380% due 04/25/2036	74	74
5.390% due 03/25/2036	970	970
5.400% due 02/25/2036	555	555
5.410% due 01/25/2036	927	927
5.520% due 11/25/2034	201	202
5.600% due 10/25/2034	2,537	2,542
6.020% due 03/25/2032	117	119

MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	2,663	2,665
5.370% due 01/25/2037	2,653	2,654
5.380% due 11/25/2036	453	453
5.400% due 01/25/2036	2,069	2,070
5.430% due 11/25/2035	2,704	2,706

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,000	2,006
5.440% due 08/16/2010	1,700	1,703

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	744	745
5.350% due 06/25/2037	886	887
5.390% due 08/25/2036	11,935	11,934
5.390% due 02/25/2037	576	576
5.400% due 01/25/2037	2,043	2,045
5.400% due 09/25/2037	265	265

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,005	1,006
5.360% due 06/25/2036	1,797	1,798
5.360% due 09/25/2036	161	161
5.360% due 10/25/2036	2,104	2,105
5.360% due 01/25/2037	3,500	3,501
5.370% due 10/25/2036	2,620	2,621
5.370% due 11/25/2036	7,214	7,218
5.420% due 09/25/2036	125	125

Morgan Stanley Capital I
5.390% due 02/25/2036	3,058	3,061

Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	2,704	2,706

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	2,402	2,404

Nationstar Mortgage LLC
5.380% due 03/25/2037	1,950	1,952

Nelnet Student Loan Trust
5.146% due 09/25/2012	1,985	1,984
5.320% due 10/27/2014	179	179

New Century Home Equity Loan Trust
5.380% due 05/25/2036	2,419	2,420
5.390% due 08/25/2036	560	560
5.440% due 10/25/2035	27	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Nissan Auto Lease Trust
5.347% due 12/14/2007	$952	$953

Option One Mortgage Loan Trust
5.360% due 02/25/2037	334	334
5.370% due 07/25/2036	1,530	1,531
5.370% due 01/25/2037	5,800	5,803
5.860% due 06/25/2032	85	85
5.860% due 08/25/2032	450	450

Park Place Securities, Inc.
5.480% due 09/25/2035	3	3
5.580% due 09/25/2035	1,278	1,280

Quest Trust
5.880% due 06/25/2034	613	614

Renaissance Home Equity Loan Trust
5.680% due 11/25/2034	159	159
5.760% due 08/25/2033	1,231	1,234
5.820% due 12/25/2033	239	241

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	2,791	2,793
5.400% due 02/25/2036	1,155	1,156
5.420% due 05/25/2035	41	41
5.420% due 08/25/2046	1,164	1,165
5.880% due 06/25/2032	12	12

Residential Asset Securities Corp.
5.360% due 06/25/2036	1,763	1,764
5.380% due 01/25/2037	880	880
5.390% due 03/25/2036	1,046	1,047
5.390% due 04/25/2036	1,082	1,083
5.390% due 11/25/2036	11,811	11,819
5.390% due 02/25/2037	1,961	1,962
5.400% due 01/25/2036	698	699
5.410% due 01/25/2036	1,157	1,158
5.420% due 10/25/2035	90	90
5.430% due 10/25/2035	338	339
5.430% due 04/25/2037	3,000	3,001
5.510% due 05/25/2034	72	73

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	246	246

SACO I, Inc.
5.380% due 05/25/2036	1,417	1,418
5.400% due 04/25/2036	105	106
5.420% due 01/25/2036	8	8

Salomon Brothers Mortgage Securities VII
5.620% due 03/25/2032	225	226

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	1,652	1,653
5.380% due 03/25/2036	421	421

SG Mortgage Securities Trust
5.420% due 10/25/2035	169	169

SLM Student Loan Trust
3.800% due 12/15/2038	3,800	3,709
5.316% due 10/27/2014	5,100	5,103
5.326% due 04/25/2014	6,400	6,405
5.330% due 07/25/2013	2,199	2,201

Soundview Home Equity Loan Trust
5.360% due 11/25/2036	760	760
5.380% due 12/25/2036	1,465	1,466
5.390% due 02/25/2036	224	224
5.390% due 03/25/2036	223	223
5.390% due 05/25/2036	569	569
5.400% due 01/25/2037	3,947	3,949
5.430% due 11/25/2035	405	405

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	1,479	1,480
5.365% due 11/25/2037	334	334
5.380% due 01/25/2038	2,042	2,042
5.400% due 12/25/2036	901	902
5.660% due 01/25/2034	85	85

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Investment Loan Trust
5.370% due 07/25/2036		$385	$385
5.410% due 07/25/2035		22	22

Structured Asset Securities Corp.
4.900% due 04/25/2035		4,885	4,727
5.400% due 01/25/2037		1,730	1,731
5.420% due 07/25/2035		139	139
5.420% due 01/25/2037		756	755
5.450% due 12/25/2035		110	110
5.610% due 01/25/2033		1,637	1,640

USAA Auto Owner Trust
5.310% due 03/16/2009		4,800	4,803

Wachovia Auto Owner Trust
4.820% due 02/20/2009		2,546	2,546

Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037		3,458	3,460
5.390% due 04/25/2036		363	363

Wells Fargo Home Equity Trust
5.370% due 01/25/2037		1,759	1,760
5.420% due 03/25/2037		1,000	1,000
5.430% due 11/25/2035		3,825	3,827
5.560% due 10/25/2035		17,900	17,923

Total Asset-Backed Securities (Cost $386,906)			386,964

FOREIGN CURRENCY-DENOMINATED ISSUES 0.5%
Atlas Reinsurance PLC
7.717% due 01/10/2010	EUR	2,300	3,125

BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	100,000	849

Mizuho Bank Ltd.
1.432% due 12/31/2049		700,000	6,000

Sumitomo Mitsui Banking Corp.
1.151% due 06/29/2049	JPY	600,000	5,196
1.514% due 11/26/2049		200,000	1,720
1.744% due 12/31/2049		100,000	857

Total Foreign Currency-Denominated Issues (Cost $17,400)			17,747

		SHARES
PREFERRED STOCKS 0.3%
DG Funding Trust
7.600% due 12/31/2049		328	3,462

Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		7,021	7,126

Total Preferred Stocks (Cost $10,697)			10,588

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 43.4%

CERTIFICATES OF DEPOSIT 10.0%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$8,300	8,303

Bank of Ireland
5.400% due 01/15/2010		16,800	16,800

Barclays Bank PLC
5.281% due 03/17/2008		30,100	30,104

BNP Paribas
5.262% due 07/03/2008		29,300	29,289

Calyon Financial, Inc.
5.340% due 01/16/2009		16,400	16,400

104	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citizens Bank of Massachusetts
5.320% due 05/09/2007	$79,100	$79,100

Countrywide Bank N.A.
5.320% due 04/25/2007	3,800	3,800

Dexia S.A.
5.270% due 09/29/2008	18,500	18,505

Fortis Bank NY
5.265% due 04/28/2008	4,114	4,119
5.265% due 06/30/2008	21,000	21,007
5.300% due 09/30/2008	1,700	1,700

HSBC Bank USA N.A.
5.426% due 07/28/2008	1,200	1,202

Royal Bank of Canada
5.227% due 06/30/2008	30,600	30,632

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	24,000	24,000
5.265% due 03/26/2008	9,000	8,999

Skandinav Enskilda BK
5.340% due 08/21/2008	2,700	2,699
5.350% due 02/13/2009	28,000	28,016

Societe Generale NY
5.269% due 06/30/2008	5,400	5,402
5.270% due 03/25/2008	34,680	34,680
5.271% due 06/30/2008	8,400	8,403

Unicredito Italiano NY
5.360% due 05/29/2008	1,500	1,501

		374,661

COMMERCIAL PAPER 30.9%
Abbey National N.A. LLC
5.220% due 06/11/2007	74,600	74,018
5.225% due 06/11/2007	2,400	2,376
5.230% due 06/11/2007	800	794

ANZ National International Ltd.
5.165% due 09/05/2007	37,378	36,528

Bank of America Corp.
5.200% due 07/24/2007	28,100	28,100
5.230% due 07/24/2007	100,050	99,032
5.240% due 07/24/2007	6,200	6,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of Ireland
5.235% due 06/14/2007	$2,100	$2,099
5.240% due 06/14/2007	91,000	90,553

Barclays U.S. Funding Corp.
5.250% due 06/29/2007	4,400	4,395

CBA (de) Finance
5.235% due 06/15/2007	51,200	50,835

Cox Communications, Inc.
5.570% due 09/17/2007	20,300	20,300

Federal Home Loan Bank
5.000% due 04/02/2007	41,700	41,700

Fortis Funding LLC
5.230% due 07/09/2007	30,600	30,205
5.250% due 07/09/2007	33,100	33,061

General Electric Capital Corp.
5.160% due 10/26/2007	10,000	9,703
5.220% due 10/26/2007	65,600	64,932

HBOS Treasury Services PLC
5.215% due 06/11/2007	500	495
5.225% due 06/29/2007	13,275	13,121

ING U.S. Funding LLC
5.210% due 06/22/2007	28,400	28,111

Nordea N.A., Inc.
5.220% due 07/11/2007	38,300	37,795

Rabobank USA Financial Corp.
5.395% due 06/06/2007	89,700	89,700

Societe Generale NY
5.190% due 08/22/2007	24,100	23,599
5.200% due 08/22/2007	65,300	64,607
5.220% due 08/22/2007	3,600	3,581
5.225% due 08/22/2007	1,600	1,591

Svenska Handelsbanken, Inc.
5.220% due 08/20/2007	25,700	25,361
5.235% due 08/20/2007	6,700	6,692

Swedbank AB
5.240% due 06/05/2007	100,200	99,573

UBS Finance Delaware LLC
5.215% due 08/01/2007	60,800	60,477
5.220% due 08/01/2007	8,600	8,494
5.225% due 08/01/2007	45,000	44,714

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007	$9,900	$9,900

Westpac Banking Corp.
5.235% due 07/09/2007	38,550	38,533

		1,151,155

REPURCHASE AGREEMENTS 1.8%
UBS Securities LLC
5.150% due 04/02/2007	66,000	66,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2010 valued at $67,378. Repurchase proceeds are $66,028.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	11,740	11,740

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $11,976. Repurchase proceeds are $11,745.)

U.S. TREASURY BILLS 0.4%
4.953% due 05/31/2007 - 06/14/2007 (c)(d)(f)	14,165	14,009

Total Short-Term Instruments (Cost $1,617,606)		1,617,565

PURCHASED OPTIONS (h) 0.3%
(Cost $6,062)		9,949

Total Investments (e) 105.1% (Cost $3,908,102)		$3,913,916

Written Options (i) (0.3%) (Premiums $6,406)		(10,850)

Other Assets and Liabilities (Net) (4.8%)		(179,208)

Net Assets 100.0%		$3,723,858

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Securities with an aggregate market value of $2,226 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $191,580 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $9,311 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	2,104	$323
90-Day Eurodollar March Futures	Long	03/2008	2,082	866
90-Day Eurodollar September Futures	Long	09/2007	2,908	(109)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	164	87
U.S. Treasury 10-Year Note June Futures	Short	06/2007	1,410	194
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1,769	(2,154)

				$(793)

See Accompanying Notes	Annual Report	March 31, 2007	105

Schedule of Investments  Short-Term Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008	$1,600	$1
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	4,000	1
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008	3,900	18
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	1,600	8
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	1,600	1
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	2,200	1
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	1,600	1
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	3,900	18
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	750	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%	06/20/2007	1,000	6
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%	06/20/2007	1,500	12
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%	05/20/2007	2,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	13,600	(1)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	15,300	(6)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	1,700	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	4,000	1
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008	1,700	2
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%	06/20/2007	500	4
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	2,000	22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%	06/20/2007	1,000	9
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.440%	10/20/2007	4,500	12
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	8,000	7
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	4,200	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	1,000	8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	2,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%	06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	10,000	86
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%	06/20/2007	1,000	8

						$266

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

106	PIMCO Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	40,500	$(65)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012	EUR	3,400	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		9,900	20
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	22,500	(236)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		8,800	242
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$77,500	3
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		7,100	(49)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		47,400	992
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		27,500	(27)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		104,700	(10)

							$872

(h)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP 29,400	$123	$0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	28,000	103	1
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007	28,000	121	1
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$ 144,400	415	360
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007	190,600	943	2,121
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	124,000	688	667
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	464,700	2,101	5,097
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	112,200	464	182
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	121,400	641	850
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	93,300	463	670

							$6,062	$9,949

(i)	Written options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 8,400	$155	$2
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	7,000	105	1
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	8,000	121	2
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$31,700	395	321
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007	62,500	944	2,061
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	53,900	657	591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	204,000	2,147	5,587
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	49,200	514	349
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	73,300	881	1,352
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	40,600	487	584

							$6,406	$10,850

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	08/15/2015	$76,115	$74,496	$74,522
U.S. Treasury Notes	5.500%	05/15/2009	1,425	1,453	1,484

				$75,949	$76,006

(2) Market value includes $452 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	107

Schedule of Investments Short-Term Fund (Cont.)	March 31, 2007

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	22,340	05/2007	$611	$0	$611
Sell		22,340	05/2007	3	0	3
Buy		22,340	03/2008	0	(22)	(22)
Buy	CLP	63,745	06/2007	0	(3)	(3)
Buy		2,447,604	11/2007	15	0	15
Buy	CNY	226,774	01/2008	9	(2)	7
Buy		611,702	03/2008	129	(71)	58
Sell	EUR	378	04/2007	0	0	0
Sell	GBP	11,100	04/2007	0	(278)	(278)
Sell	JPY	1,801,759	05/2007	0	(412)	(412)
Buy	KRW	9,461,871	05/2007	0	(15)	(15)
Buy	MXN	110,230	04/2007	37	0	37
Sell		110,230	04/2007	15	0	15
Buy		110,230	03/2008	0	(13)	(13)
Buy	NOK	57,383	04/2007	185	0	185
Buy	PLN	27,358	04/2007	17	(65)	(48)
Sell		27,358	04/2007	0	(43)	(43)
Buy		27,358	03/2008	47	0	47
Buy	RUB	7,380	09/2007	2	0	2
Buy		3,190	11/2007	3	0	3
Buy		294,981	12/2007	90	0	90
Buy	SGD	12,490	04/2007	92	0	92
Buy	ZAR	22,036	05/2007	0	(78)	(78)
Buy		1,750	06/2007	0	(5)	(5)

				$1,255	$(1,007)	$248

108	PIMCO Funds	See Accompanying Notes

Schedule of Investments Total Return Mortgage Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 113.4%
Fannie Mae
0.000% due 04/25/2009 - 07/25/2022 (a)	$165	$150
4.500% due 02/01/2020 - 04/01/2022	36,272	35,148
5.000% due 06/01/2018 - 05/01/2037	149,686	146,202
5.292% due 10/25/2008	29	29
5.498% due 05/01/2023	31	32
5.500% due 04/01/2022 - 04/01/2037	120,836	119,885
5.670% due 11/25/2032	98	99
5.720% due 04/18/2028	9	9
5.750% due 01/01/2021	16	16
5.820% due 03/25/2032 - 07/25/2034	6,034	6,053
6.000% due 10/01/2032 - 05/01/2037	36,754	37,025
6.063% due 11/01/2018	5	5
6.132% due 08/01/2042	537	546
6.133% due 08/01/2042 - 10/01/2044	2,474	2,503
6.270% due 04/01/2007	1,553	1,551
6.295% due 07/01/2011	2,158	2,183
6.344% due 04/25/2023	5	5
6.445% due 12/01/2034	1,303	1,315
6.500% due 09/25/2023 - 04/01/2037	19,993	20,416
6.536% due 05/01/2033	1,074	1,076
7.000% due 09/25/2023	4	4
7.302% due 10/01/2028	14	14
7.500% due 06/01/2030 - 08/01/2031	219	229
7.750% due 08/25/2022	38	38

Federal Home Loan Bank
0.000% due 02/27/2012	2,000	1,884

Federal Housing Administration
5.022% due 10/25/2022	449	454
7.430% due 06/01/2019	277	279

Freddie Mac
3.500% due 12/15/2022	2	2
4.500% due 04/01/2020 - 03/15/2021	36	34
5.000% due 11/01/2036 - 05/01/2037	48,260	46,651
5.500% due 12/01/2017 - 05/01/2037	33,861	33,583
5.632% due 02/01/2018	81	81
5.756% due 11/01/2028	9	9
6.000% due 11/01/2036 - 04/01/2037	38,542	38,859
6.030% due 08/01/2025	14	14
6.133% due 10/25/2044 - 02/25/2045	6,602	6,655
6.421% due 07/01/2030	44	45
6.500% due 12/15/2023 - 10/01/2036	11,355	11,583
7.143% due 05/01/2032	28	28
8.000% due 06/15/2026	28	29

Ginnie Mae
4.500% due 08/20/2033	1,304	1,231
5.375% due 02/20/2017 - 03/20/2027	49	50
5.500% due 02/20/2018 - 04/01/2037	27,842	27,718
5.520% due 02/16/2032	491	492
5.570% due 08/16/2032	1,639	1,645
5.625% due 03/20/2016 - 03/20/2018	101	102
5.750% due 07/20/2022 - 08/20/2026	66	67

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.000% due 08/15/2036	$13,329	$13,507
6.125% due 12/20/2021 - 11/20/2023	27	27
6.500% due 11/15/2028 - 04/01/2037	7,128	7,313
7.500% due 05/15/2027 - 08/15/2027	9	9

Total U.S. Government Agencies (Cost $567,179)		566,884

MORTGAGE-BACKED SECURITIES 8.6%
Banc of America Structural Security Trust
5.820% due 10/11/2033	899	905

Banktrust Mortgage Trust
5.700% due 12/01/2023	136	135

CC Mortgage Funding Corp.
5.600% due 01/25/2035	266	267

Countrywide Alternative Loan Trust
5.530% due 05/25/2035	1,980	1,984

Countrywide Home Loan Mortgage Pass-Through Trust
5.000% due 08/25/2033	664	658
5.610% due 04/25/2035	1,383	1,388
5.640% due 03/25/2035	3,296	3,305
6.184% due 04/25/2035	2,316	2,328

CS First Boston Mortgage Securities Corp.
5.952% due 03/25/2032	72	72

Harborview Mortgage Loan Trust
5.540% due 05/19/2047	3,995	4,005
5.630% due 11/19/2035	2,687	2,696

Indymac Index Mortgage Loan Trust
5.560% due 04/25/2035	3,133	3,143
5.640% due 02/25/2035	2,296	2,307
5.650% due 09/25/2034	1,212	1,214

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	1,339	1,316

Mellon Residential Funding Corp.
6.432% due 07/25/2029	16	16

MLCC Mortgage Investors, Inc.
5.700% due 03/15/2025	48	49

Morgan Stanley Capital I
5.500% due 04/25/2017	51	50

Prime Mortgage Trust
5.000% due 02/25/2019	654	641

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	682	714

Sequoia Mortgage Trust
5.670% due 10/19/2026	544	545
5.670% due 07/20/2033	430	431
5.700% due 10/20/2027	164	164

Structured Adjustable Rate Mortgage Loan Trust
6.227% due 05/25/2035	2,836	2,862

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	234	235

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,635	2,636

Washington Mutual, Inc.
5.590% due 12/25/2027	2,824	2,826
5.590% due 12/25/2045	3,716	3,729
5.983% due 02/25/2046	2,112	2,118

Total Mortgage-Backed Securities (Cost $42,674)		42,739

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 5.4%
ACE Securities Corp.
5.370% due 06/25/2036	$1,690	$1,691

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	25	25
5.670% due 10/25/2031	31	31

Argent Securities, Inc.
5.400% due 01/25/2036	383	384
5.400% due 03/25/2036	586	586

Bear Stearns Asset-Backed Securities, Inc.
5.590% due 09/25/2035	1,444	1,445
5.610% due 02/25/2026	64	64

Centex Home Equity
5.620% due 01/25/2032	42	42

CIT Group Home Equity Loan Trust
5.590% due 06/25/2033	91	92

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	2,300	1,923

Credit-Based Asset Servicing & Securitization LLC
5.500% due 01/25/2035	527	527

EMC Mortgage Loan Trust
6.070% due 08/25/2040	347	351

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,641	1,642

HFC Home Equity Loan Asset-Backed Certificates
5.670% due 09/20/2033	2,128	2,135

Home Equity Asset Trust
5.920% due 11/25/2032	3	3

Indymac Residential Asset-Backed Trust
5.420% due 03/25/2036	1,245	1,246

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,853	1,855

Quest Trust
5.880% due 06/25/2034	93	93

Renaissance Home Equity Loan Trust
5.700% due 12/25/2032	87	87
5.760% due 08/25/2033	449	450

Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2035	18	18

Residential Funding Mortgage Securities II, Inc.
5.420% due 02/25/2036	3,980	3,983

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	77	77

Specialty Underwriting & Residential Finance
5.660% due 01/25/2034	35	35

Structured Asset Securities Corp.
5.610% due 01/25/2033	43	43

Wells Fargo Home Equity Trust
5.560% due 10/25/2035	4,000	4,005
5.570% due 12/25/2035	4,000	4,004

Total Asset-Backed Securities (Cost $26,819)		26,837

SHORT-TERM INSTRUMENTS 6.9%

COMMERCIAL PAPER 5.0%
Rabobank USA Financial Corp.
5.400% due 06/06/2007	11,600	11,595

UBS Finance Delaware LLC
5.215% due 08/01/2007	13,400	13,263

		24,858

See Accompanying Notes	Annual Report	March 31, 2007	109

Schedule of Investments  Total Return Mortgage Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,852	$5,852
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,969. Repurchase proceeds are $5,854.)

U.S. TREASURY BILLS 0.8%
4.918% due 06/14/2007 (b)(c)(e)	3,925	3,882

Total Short-Term Instruments (Cost $34,606)		34,592

Total Investments (d) 134.3% (Cost $671,278)		$671,052

Other Assets and Liabilities (Net) (34.3%)		(171,203)

Net Assets 100.0%		$499,849

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Coupon represents a weighted average rate.
(c)	Securities with an aggregate market value of $2,720 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $12,404 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $668 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2007	1,052	$342
90-Day Eurodollar June Futures	Long	06/2007	132	6

				$348

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 1.330% due 07/12/2043	Buy	(1.400%	)	06/28/2046	$2,000	$414
Barclays Bank PLC	Camber floating rate based on 3-Month USD-LIBOR plus 3.250% due 07/12/2043	Buy	(3.300%	)	06/28/2046	2,000	426
Goldman Sachs & Co.	Telos CLO Ltd. floating rate based on 3-Month USD-LIBOR plus 1.700% due 10/11/2021	Buy	(2.500%	)	10/11/2021	500	(1)
JPMorgan Chase & Co.	TABS Ltd. floating rate based on 1-Month USD-LIBOR plus 1.450% due 10/08/2046	Buy	(1.650%	)	10/08/2046	3,000	710
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 2.000% due 06/25/2038	Buy	(2.500%	)	06/25/2038	1,500	704
Lehman Brothers, Inc.	Baldwin Segregated Portfolio floating rate based on 3-Month USD-LIBOR plus 0.750% due 06/25/2046	Buy	(0.800%	)	06/25/2046	1,500	585

							$2,838

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Home Equity Index BBB Rating 2006-2	Sell	1.330%		05/25/2046	$250	$(15)
Goldman Sachs & Co.	Home Equity Index BBB Rating 2006-2	Sell	2.420%		05/25/2046	3,000	75
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Buy	(2.420%	)	05/25/2046	3,000	19
Lehman Brothers, Inc.	Home Equity Index BBB Rating 2006-2	Sell	2.670%		07/25/2045	11,000	0

							$79

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

110	PIMCO Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$21,900	$458
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	9,800	(57)
Lehman Brothers, Inc.	3-Month USD-LIBOR with 6.940% interest rate cap	Pay	Premium amount of $119	07/01/2011	3,000	(113)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014	13,900	(81)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	32,000	729

						$936

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay		Expiration Date	# of Contracts	Unrealized Appreciation
Morgan Stanley	Long	Interest and paydown on FCCA Secured Lending Corp. 8.180% due 09/18/20207	Premium amount of $	900	09/18/2027	3,000,000	$566

(g)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	4.500%	04/01/2022	$6,000	$5,825	$5,809
Fannie Mae	5.000%	04/01/2022	4,000	3,951	3,945
Freddie Mac	5.000%	04/01/2037	9,000	8,734	8,699
Freddie Mac	5.500%	04/01/2037	20,000	19,835	19,794
Ginnie Mae	6.000%	04/01/2037	1,000	1,016	1,013

				$39,361	$39,260

See Accompanying Notes	Annual Report	March 31, 2007	111

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Developing Local Markets Fund
Class D
03/31/2007	$10.46	$0.44	$0.58	$1.02	$(0.44)	$(0.25)
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)

Diversified Income Fund
Class D
03/31/2007	$11.01	$0.55	$0.30	$0.85	$(0.58)	$(0.15)
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)
07/31/2003 - 03/31/2004	10.00	0.25	0.90	1.15	(0.30)	(0.01)

Emerging Markets Bond Fund
Class D
03/31/2007	$11.14	$0.54	$0.57	$1.11	$(0.58)	$(0.54)
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)
03/31/2004	10.05	0.45	1.81	2.26	(0.50)	(1.08)
03/31/2003	9.60	0.60	0.76	1.36	(0.66)	(0.25)

Floating Income Fund
Class D
03/31/2007	$10.39	$0.48	$0.33	$0.81	$(0.60)	$(0.05)
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)
07/30/2004 - 03/31/2005	10.00	0.16	0.19	0.35	(0.18)	0.00

Foreign Bond Fund (Unhedged)
Class D
03/31/2007	$9.90	$0.35	$0.34	$0.69	$(0.31)	$(0.07)
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)

Foreign Bond Fund (U.S. Dollar-Hedged)
Class D
03/31/2007	$10.30	$0.32	$0.05	$0.37	$(0.27)	$(0.21)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)
03/31/2004	10.70	0.31	0.00	0.31	(0.28)	(0.21)
03/31/2003	10.39	0.41	0.51	0.92	(0.24)	(0.25)

GNMA Fund
Class D
03/31/2007	$10.90	$0.49	$0.21	$0.70	$(0.49)	$0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)
03/31/2004	11.05	0.11	0.31	0.42	(0.26)	(0.12)
03/31/2003	10.67	0.19	0.67	0.86	(0.23)	(0.25)

High Yield Fund
Class D
03/31/2007	$9.77	$0.65	$0.18	$0.83	$(0.65)	$(0.01)
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00
03/31/2004	8.90	0.64	0.80	1.44	(0.65)	0.00
03/31/2003	9.19	0.68	(0.26)	0.42	(0.71)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.96%.

(c) Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.

(d) Effective October 1, 2002, the administrative expense was reduced to 0.40%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.21%.

(f) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to an annual rate of 0.55%.

112	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.69)	$10.79	10.01%	$352,533	1.25%		1.25%		4.13%	11%
0.00	(0.26)	10.46	7.26	224,896	1.25	*(f)	1.25	*(f)	3.19 *	6

$0.00	$(0.73)	$11.13	7.99%	$31,332	1.15%		1.15%		5.01%	190%
0.00	(0.66)	11.01	7.50	36,509	1.15		1.15		4.87	128
0.00	(0.56)	10.87	5.53	25,615	1.17	(c)	1.17	(c)	4.52	44
0.00	(0.31)	10.84	11.62	18,639	1.20	*(e)	1.20	*(e)	3.72 *	33

$0.00	$(1.12)	$11.13	10.33%	$202,100	1.25%		1.25%		4.87%	238%
0.00	(0.91)	11.14	14.26	275,827	1.25		1.25		4.96	280
0.00	(0.85)	10.58	6.75	187,004	1.25		1.25		3.85	415
0.00	(1.58)	10.73	23.35	192,006	1.25		1.25		4.22	461
0.00	(0.91)	10.05	15.66	92,630	1.27		1.25		6.49	388

$0.00	$(0.65)	$10.55	8.04%	$147,775	0.95%		0.95%		4.57%	138%
0.00	(0.47)	10.39	6.98	82,794	0.95		0.95		3.70	83
0.00	(0.18)	10.17	3.54	43,347	0.95	*	0.95	*	2.30 *	18

$0.00	$(0.38)	$10.21	7.05%	$145,187	0.95%		0.95%		3.40%	644%
(0.22)	(0.27)	9.90	(6.15)	104,470	0.95		0.95		2.95	480
0.00	(0.25)	10.83	10.80	85,296	0.95	*(b)	0.95	*(b)	1.78 *	344

$(0.02)	$(0.50)	$10.17	3.58%	$208,962	0.95%		0.95%		3.11%	653%
0.00	(0.61)	10.30	3.35	266,367	0.95		0.95		2.95	571
0.00	(0.54)	10.56	5.59	235,709	0.95		0.95		2.44	477
0.00	(0.49)	10.52	3.00	174,591	0.96		0.95		2.85	711
(0.12)	(0.61)	10.70	9.13	144,142	0.95		0.95		3.89	589

$0.00	$(0.49)	$11.11	6.58%	$13,076	1.46%		0.90%		4.50%	1009%
0.00	(0.41)	10.90	2.75	8,779	0.90		0.90		3.46	1069
0.00	(0.33)	11.01	2.31	8,250	0.90		0.90		1.78	1209
0.00	(0.38)	11.09	3.80	8,773	0.92		0.90		0.98	1409
0.00	(0.48)	11.05	8.16	6,083	0.95	(d)	0.95	(d)	1.69	763

$0.00	$(0.66)	$9.94	8.75%	$434,491	0.90%		0.90%		6.64%	75%
0.00	(0.68)	9.77	7.94	452,885	0.90		0.90		6.83	105
0.00	(0.64)	9.70	6.87	379,961	0.90		0.90		6.47	62
0.00	(0.65)	9.69	16.62	461,971	0.90		0.90		6.75	105
0.00	(0.71)	8.90	5.18	271,072	0.90		0.90		8.01	129

Annual Report	March 31, 2007	113

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Investment Grade Corporate Bond Fund
Class D
03/31/2007	$10.17	$0.45	$0.23	$0.68	$(0.46)	$(0.02)
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)
07/30/2004 - 03/31/2005	10.47	0.24	0.13	0.37	(0.26)	(0.20)

Low Duration Fund
Class D
03/31/2007	$9.90	$0.42	$0.06	$0.48	$(0.43)	$0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)
03/31/2004	10.33	0.17	0.08	0.25	(0.22)	(0.05)
03/31/2003	10.06	0.31	0.45	0.76	(0.35)	(0.14)

Short-Term Fund
Class D
03/31/2007	$9.98	$0.44	$0.00	$0.44	$(0.43)	$(0.03)
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)
03/31/2004	10.04	0.12	0.06	0.18	(0.14)	(0.01)
03/31/2003	10.00	0.26	0.06	0.32	(0.26)	(0.02)

Total Return Mortgage Fund
Class D
03/31/2007	$10.47	$0.47	$0.25	$0.72	$(0.47)	$0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)
03/31/2004	10.75	0.15	0.32	0.47	(0.27)	(0.12)
03/31/2003	10.35	0.21	0.72	0.93	(0.26)	(0.27)

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

114	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.48)	$10.37	6.83%	$2,219	0.90%	0.90%	4.43%	98%
0.00	(0.44)	10.17	2.17	1,150	0.90	0.90	4.01	168
0.00	(0.46)	10.38	3.48	166	0.90 *	0.90 *	3.48 *	57

$0.00	$(0.43)	$9.95	4.97%	$417,681	0.75%	0.75%	4.25%	73%
0.00	(0.38)	9.90	1.69	548,707	0.75	0.75	3.25	68
0.00	(0.25)	10.11	0.58	691,405	0.75	0.75	1.77	278
0.00	(0.27)	10.31	2.41	644,925	0.75	0.75	1.66	247
0.00	(0.49)	10.33	7.73	438,641	0.75	0.75	2.97	218

$0.00	$(0.46)	$9.96	4.51%	$72,940	0.75%	0.75%	4.38%	187%
0.00	(0.32)	9.98	2.91	126,925	0.75	0.75	3.07	230
0.00	(0.18)	10.01	1.20	204,131	0.75	0.75	1.47	356
0.00	(0.15)	10.07	1.79	233,211	0.75	0.75	1.18	268
0.00	(0.28)	10.04	3.30	137,874	0.75	0.75	2.52	77

$0.00	$(0.47)	$10.72	7.08%	$123,684	0.90%	0.90%	4.47%	780%
0.00	(0.39)	10.47	2.24	101,762	0.90	0.90	3.51	711
0.00	(0.50)	10.62	2.67	99,056	0.90	0.90	2.16	824
0.00	(0.39)	10.83	4.48	103,329	0.95	0.90	1.35	993
0.00	(0.53)	10.75	9.05	126,132	0.90	0.90	1.96	844

Annual Report	March 31, 2007	115

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund

Assets:
Investments, at value	$3,469,571	$2,943,714	$2,576,178	$5,362,599
Cash	4,182	627	9,674	314
Foreign currency, at value	6,315	25,763	1,448	44,240
Receivable for investments sold	18,323	170,821	96,329	71,414
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Fund shares sold	8,032	2,774	3,736	4,114
Interest and dividends receivable	33,270	30,075	33,551	38,381
Variation margin receivable	0	0	0	0
Swap premiums paid	12	3,533	2,194	20,080
Unrealized appreciation on forward foreign currency contracts	101,082	2,240	4,037	5,959
Unrealized appreciation on swap agreements	8,696	13,921	31,548	76,811
Other assets	0	239	0	0
	3,649,483	3,193,707	2,758,695	5,623,912

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0
Payable for investments purchased	221,562	561,786	60,673	330,916
Payable for investments purchased on a delayed-delivery basis	0	96,957	144,851	3,663
Payable for short sales	0	21,341	15,253	26,069
Payable for Fund shares redeemed	7,303	3,125	5,497	24,289
Dividends payable	1,050	1,490	2,222	968
Overdraft due to custodian	0	0	0	0
Written options outstanding	0	6,582	0	14,041
Accrued investment advisory fee	1,305	898	986	1,331
Accrued administration fee	1,230	641	974	1,187
Accrued distribution fee	30	111	148	34
Accrued servicing fee	115	70	161	130
Variation margin payable	0	522	284	942
Recoupment payable to Manager	7	0	0	0
Swap premiums received	79	4,543	260	16,631
Unrealized depreciation on forward foreign currency contracts	18,443	1,820	716	3,217
Unrealized depreciation on swap agreements	13	7,104	3,894	17,612
Other liabilities	36	0	0	13
	251,173	706,990	235,919	441,043

Net Assets	$3,398,310	$2,486,717	$2,522,776	$5,182,869

Net Assets Consist of:
Paid in capital	$3,259,067	$2,446,745	$2,355,174	$5,112,591
Undistributed (overdistributed) net investment income	41,231	(7,009)	2,164	(7,187)
Accumulated undistributed net realized gain (loss)	(3,614)	2,213	8,154	(609)
Net unrealized appreciation (depreciation)	101,626	44,768	157,284	78,094
	$3,398,310	$2,486,717	$2,522,776	$5,182,869

Net Assets:
Class D	$352,533	$31,332	$202,100	$147,775
Other Classes	3,045,777	2,455,385	2,320,676	5,035,094

Shares Issued and Outstanding:
Class D	32,666	2,815	18,160	14,007

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class D	$10.79	$11.13	$11.13	$10.55

Cost of Investments Owned	$3,460,785	$2,903,576	$2,452,631	$5,340,797
Cost of Foreign Currency Held	$6,210	$25,590	$1,451	$44,044
Proceeds Received on Short Sales	$0	$18,944	$14,373	$23,142
Premiums Received on Written Options	$0	$7,275	$0	$15,520

116	PIMCO Funds	See Accompanying Notes

March 31, 2007

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Short-Term Fund	Total Return Mortgage Fund

$4,051,501	$4,750,451	$381,742	$7,465,141	$73,020	$10,496,353	$3,913,916	$671,052
7	0	2,231	0	38	798	1,052	0
37,110	45,944	0	37,332	840	62,006	11,988	0
2,817,939	2,479,299	136,993	64,568	1,693	580,648	79,426	138,234
2,894	95,213	0	0	0	0	5,421	0
16,371	5,802	612	8,862	385	49,550	3,205	1,372
23,328	40,527	1,324	136,735	921	41,401	15,026	1,931
0	1,262	0	3,895	4	3,202	9,111	0
40,068	37,694	1,094	0	254	2,179	433	1,978
17,878	4,777	0	105	37	6,185	1,255	0
28,564	31,022	2,164	6,335	447	3,985	1,532	4,686
0	0	0	0	0	0	1	0
7,035,660	7,491,991	526,160	7,722,973	77,639	11,246,307	4,042,366	819,253

$0	$0	$3,570	$4,595	$0	$0	$0	$0
3,730,517	3,288,154	181,879	199,863	698	74,557	188,703	275,659
452,139	754,096	0	0	0	304	0	0
443,657	771,580	50,932	0	1,485	547,226	76,006	39,260
3,829	10,638	691	19,901	1,125	18,374	27,398	390
819	1,132	158	9,659	59	4,301	1,762	155
0	5,991	0	2,744	0	0	0	16
10,398	12,718	0	0	4	24,473	10,850	0
512	561	60	1,631	16	2,336	812	108
604	661	79	1,939	21	1,978	687	136
188	73	42	885	5	378	290	33
114	125	31	513	8	490	86	46
1,373	1,928	1	4,541	24	6,091	9,329	26
0	0	0	0	0	0	0	0
16,159	23,517	1,980	819	192	1,669	1,183	3,308
3,893	23,870	0	381	19	2,718	1,007	0
24,658	30,427	425	9,956	336	6,060	394	267
0	2	0	0	0	0	1	0
4,688,860	4,925,473	239,848	257,427	3,992	690,955	318,508	319,404

$2,346,800	$2,566,518	$286,312	$7,465,546	$73,647	$10,555,352	$3,723,858	$499,849

$2,367,323	$2,607,333	$285,334	$7,426,488	$73,850	$10,913,829	$3,752,762	$501,959
(12,758)	(53,324)	574	(27,995)	(235)	(3,840)	4,758	171
(12,632)	(5,911)	(2,842)	(152,396)	(284)	(341,451)	(36,125)	(6,924)
4,867	18,420	3,246	219,449	316	(13,186)	2,463	4,643
$2,346,800	$2,566,518	$286,312	$7,465,546	$73,647	$10,555,352	$3,723,858	$499,849

$145,187	$208,962	$13,076	$434,491	$2,219	$417,681	$72,940	$123,684
2,201,613	2,357,556	273,236	7,031,055	71,428	10,137,671	3,650,918	376,165

14,224	20,551	1,177	43,717	214	41,989	7,326	11,533

$10.21	$10.17	$11.11	$9.94	$10.37	$9.95	$9.96	$10.72

$4,060,471	$4,707,696	$380,417	$7,237,983	$72,887	$10,522,837	$3,908,102	$671,278
$37,202	$46,081	$0	$37,298	$834	$61,972	$11,884	$0
$442,474	$767,497	$51,082	$0	$1,491	$548,850	$75,949	$39,361
$13,453	$15,700	$0	$0	$2	$24,099	$6,406	$0

Annual Report	March 31, 2007	117

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Markets Bond Fund	Floating Income Fund

Investment Income:
Interest, net of foreign taxes*	$159,692	$111,351	$156,257	$176,172
Dividends, net of foreign taxes*	0	105	450	702
Miscellaneous income	114	299	34	486
Total Income	159,806	111,755	156,741	177,360

Expenses:
Investment advisory fees	13,283	8,121	11,516	9,499
Administration fees	12,468	5,814	11,403	8,690
Servicing fees - Class D	773	77	553	316
Distribution and/or servicing fees - Other Classes	563	1,645	3,185	1,301
Trustees’ fees	7	4	6	8
Interest expense	0	0	0	0
Miscellaneous expense	52	4	24	33
Total Expenses	27,146	15,665	26,687	19,847

Net Investment Income	132,660	96,090	130,054	157,513

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	2,583	21,676	69,828	31,549
Net realized gain (loss) on futures contracts, options and swaps	1,137	(2,159)	24,752	41,235
Net realized gain (loss) on foreign currency transactions	90,198	(11,782)	(5,546)	(23,273)
Net change in unrealized appreciation (depreciation) on investments	9,144	27,706	(1,267)	8,969
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	8,580	7,993	17,168	43,420
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	68,327	783	3,424	3,242
Net Gain (Loss)	179,969	44,217	108,359	105,142

Net Increase in Net Assets Resulting from Operations	$312,629	$140,307	$238,413	$262,655

*Foreign tax withholding	$131	$0	$0	$50

118	PIMCO Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	GNMA Fund	High Yield Fund	Investment Grade Corporate Bond Fund	Low Duration Fund	Short-Term Fund	Total Return Mortgage Fund

$81,211	$98,103	$15,501	$536,555	$3,294	$545,972	$187,832	$23,953
0	603	0	2,202	9	10,754	207	0
20	21	59	2,135	1	104	73	0
81,231	98,727	15,560	540,892	3,304	556,830	188,112	23,953

4,707	6,076	654	17,862	154	27,714	9,078	1,115
5,663	7,317	862	21,488	198	23,787	7,768	1,387
324	579	30	1,067	4	1,200	231	262
2,341	1,947	816	15,453	120	10,333	4,095	520
5	6	1	18	0	28	9	1
34	88	1,452	338	1	19	0	2
2	2	0	6	0	14	4	0
13,076	16,015	3,815	56,232	477	63,095	21,185	3,287

68,155	82,712	11,745	484,660	2,827	493,735	166,927	20,666

21,499	73,232	(2,402)	90,227	181	20,917	19,283	(357)
(3,924)	15,467	7	(15,268)	(57)	(127,311)	(16,873)	(1,878)
(2,474)	(52,476)	0	(32,212)	(335)	(40,382)	(16,003)	0
27,506	21,319	5,783	79,557	1,114	104,504	10,915	8,381
(4,281)	(21,172)	1,800	3,816	423	87,465	3,095	3,875
15,606	(27,269)	0	(1,083)	(25)	13,215	(2,228)	0
53,932	9,101	5,188	125,037	1,301	58,408	(1,811)	10,021

$122,087	$91,813	$16,933	$609,697	$4,128	$552,143	$165,116	$30,687

$0	$0	$0	$0	$0	$0	$1	$0

Annual Report	March 31, 2007	119

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$132,660	$23,804	$96,090	$69,595	$130,054	$140,644
Net realized gain (loss)	93,918	28,010	7,735	35,590	89,034	134,063
Net change in unrealized appreciation (depreciation)	86,051	15,574	36,482	(10,418)	19,325	77,982
Net increase (decrease) resulting from operations	312,629	67,388	140,307	94,767	238,413	352,689

Distributions to Shareholders:
From net investment income
Class D	(12,919)	(2,555)	(1,622)	(1,658)	(11,582)	(11,973)
Other Classes	(120,801)	(21,409)	(99,073)	(69,800)	(127,394)	(134,396)
From net realized capital gains
Class D	(7,530)	(423)	(412)	(346)	(10,060)	(7,331)
Other Classes	(72,708)	(2,429)	(24,678)	(12,854)	(110,030)	(82,669)
Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(213,958)	(26,816)	(125,785)	(84,658)	(259,066)	(236,369)

Fund Share Transactions:
Receipts for shares sold
Class D	183,432	231,680	10,486	19,260	73,024	144,872
Other Classes	2,316,207	1,666,809	1,282,695	800,427	810,281	1,498,367
Issued as reinvestment of distributions
Class D	17,703	2,437	1,931	1,909	19,950	17,874
Other Classes	181,620	23,168	105,134	67,301	203,364	197,262
Cost of shares redeemed
Class D	(82,545)	(13,969)	(17,810)	(10,544)	(165,341)	(83,093)
Other Classes	(1,242,616)	(24,970)	(565,002)	(267,339)	(1,447,077)	(958,763)
Net increase (decrease) resulting from Fund share transactions	1,373,801	1,885,155	817,434	611,014	(505,799)	816,519

Fund Redemption Fee	56	55	22	28	68	93

Total Increase (Decrease) in Net Assets	1,472,528	1,925,782	831,978	621,151	(526,384)	932,932

Net Assets:
Beginning of year	1,925,782	0	1,654,739	1,033,588	3,049,160	2,116,228
End of year*	$3,398,310	$1,925,782	$2,486,717	$1,654,739	$2,522,776	$3,049,160

*Including undistributed (overdistributed) net investment income of:	$41,231	$3,172	$(7,009)	$(903)	$2,164	$40,398

120	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		GNMA Fund		High Yield Fund

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$157,513	$53,111	$68,155	$43,961	$82,712	$74,322	$11,745	$13,171	$484,660	$483,673
49,511	17,670	15,101	(113,770)	36,223	151,111	(2,395)	(76)	42,747	129,948
55,631	24,755	38,831	(18,036)	(27,122)	(148,728)	7,583	(259)	82,290	(79,117)
262,655	95,536	122,087	(87,845)	91,813	76,705	16,933	12,836	609,697	534,504

(7,310)	(2,570)	(4,025)	(429)	(6,019)	(7,206)	(542)	(307)	(28,355)	(29,724)
(188,997)	(59,989)	(58,811)	(9,315)	(64,476)	(59,996)	(11,154)	(13,891)	(455,436)	(461,450)

(661)	(234)	(909)	0	(4,426)	(8,739)	(4)	0	(273)	(130)
(20,451)	(4,546)	(13,641)	(5)	(43,837)	(67,261)	(76)	(5)	(4,430)	(1,875)

0	0	0	(2,109)	(486)	0	0	0 0	0	0
0	0	0	(27,803)	(4,620)	0	0	0	0	0

(217,419)	(67,339)	(77,386)	(39,661)	(123,864)	(143,202)	(11,776)	(14,203)	(488,494)	(493,179)

138,747	70,257	90,855	81,783	66,430	163,764	14,176	3,143	119,391	262,218
4,229,641	1,110,693	1,533,168	988,793	954,511	1,175,994	74,129	58,961	2,074,043	2,564,250

7,551	2,649	4,452	2,295	10,203	14,683	478	188	26,376	24,673
199,739	60,609	61,536	32,218	98,544	113,837	9,500	12,316	357,285	360,452

(83,371)	(34,564)	(57,700)	(55,674)	(131,099)	(140,271)	(10,705)	(2,717)	(170,868)	(216,115)
(795,458)	(772,182)	(806,695)	(789,830)	(824,214)	(746,617)	(83,404)	(390,998)	(2,378,577)	(2,307,205)
3,696,849	437,462	825,616	259,585	174,375	581,390	4,174	(319,107)	27,650	688,273

16	10	151	35	86	100	1	0	277	243

3,742,101	465,669	870,468	132,114	142,410	514,993	9,332	(320,474)	149,130	729,841

1,440,768	975,099	1,476,332	1,344,218	2,424,108	1,909,115	276,980	597,454	7,316,416	6,586,575
$5,182,869	$1,440,768	$2,346,800	$1,476,332	$2,566,518	$2,424,108	$286,312	$276,980	$7,465,546	$7,316,416

$(7,187)	$(201)	$(12,758)	$(26,711)	$(53,324)	$(69,586)	$574	$647	$(27,995)	$(10,051)

Annual Report	March 31, 2007	121

Statements of Changes in Net Assets (Cont.)

	Investment Grade Corporate Bond Fund		Low Duration Fund		Short-Term Fund		Total Return Mortgage Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$2,827	$1,858	$493,735	$450,383	$166,927	$135,495	$20,666	$21,367
Net realized (loss)	(211)	(168)	(146,776)	(103,902)	(13,593)	(9,191)	(2,235)	(1,189)
Net change in unrealized appreciation (depreciation)	1,512	(906)	205,184	(98,793)	11,782	(1,944)	12,256	(5,489)
Net increase resulting from operations	4,128	784	552,143	247,688	165,116	124,360	30,687	14,689

Distributions to Shareholders:
From net investment income
Class D	(70)	(20)	(20,808)	(21,219)	(3,996)	(4,938)	(4,715)	(3,713)
Other Classes	(2,787)	(1,893)	(481,022)	(446,045)	(159,822)	(132,215)	(16,057)	(18,470)
From net realized capital gains
Class D	(3)	0	(58)	(2,175)	(228)	0	(20)	0
Other Classes	(120)	(37)	(1,316)	(43,833)	(9,089)	0	(65)	0
Tax basis return of capital
Class D	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0	0

Total Distributions	(2,980)	(1,950)	(503,204)	(513,272)	(173,135)	(137,153)	(20,857)	(22,183)

Fund Share Transactions:
Receipts for shares sold
Class D	1,750	1,187	104,948	189,928	19,143	50,684	53,839	38,502
Other Classes	30,534	32,912	3,390,973	4,639,899	2,605,022	3,511,131	95,460	70,855
Issued as reinvestment of distributions
Class D	69	20	19,572	22,072	3,979	4,645	4,497	3,542
Other Classes	2,232	1,563	428,165	428,561	147,954	114,808	14,765	17,668
Cost of shares redeemed
Class D	(778)	(198)	(257,753)	(342,438)	(76,881)	(132,115)	(38,993)	(37,775)
Other Classes	(17,145)	(13,890)	(5,226,470)	(6,328,605)	(2,731,204)	(4,007,322)	(183,598)	(177,461)
Net increase (decrease) resulting from Fund share transactions	16,662	21,594	(1,540,565)	(1,390,583)	(31,987)	(458,169)	(54,030)	(84,669)

Fund Redemption Fee	3	2	72	78	199	47	1	2

Total Increase (Decrease) in Net Assets	17,813	20,430	(1,491,554)	(1,656,089)	(39,807)	(470,915)	(44,199)	(92,161)

Net Assets:
Beginning of year	55,834	35,404	12,046,906	13,702,995	3,763,665	4,234,580	544,048	636,209
End of year*	$73,647	$55,834	$10,555,352	$12,046,906	$3,723,858	$3,763,665	$499,849	$544,048

*Including undistributed (overdistributed) net investment income of:	$(235)	$(9)	$(3,840)	$(6,808)	$4,758	$6,803	$171	$254

122	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the 12 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation.  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income.   Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions.  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Annual Report	March 31, 2007	123

Notes to Financial Statements  (Cont.)

(d) When-Issued Transactions   Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders   Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative value of settled shares. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	KZT	Kazakhstan Tenge
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	MYR	Malaysian Ringgit
CLP	Chilean Peso	NOK	Norwegian Krone
CNY	Chinese Yuan Renminbi	NZD	New Zealand Dollar
COP	Colombia Peso	PHP	Philippines Peso
CZK	Czech Koruna	PLN	Polish Zloty
DKK	Danish Krone	RON	Romanian Leu
EGP	Egyptian Pound	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	SKK	Slovakian Koruna
HUF	Hungarian Forint	THB	Thai Baht
IDR	Indonesian Rupiah	TRY	Turkish Lira
ILS	Israeli Shekel	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on a the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

124	PIMCO Funds

March 31, 2007

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(m) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(n) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(o) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)   Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Annual Report	March 31, 2007	125

Notes to Financial Statements  (Cont.)

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(p) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(q) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(r) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these

126	PIMCO Funds

March 31, 2007

agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(s) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(t) Bridge Debt Commitments  At the period ended March 31, 2007, the Diversified Income Fund, Floating Income Fund and High Yield Fund had $2,490,230, $17,440,990, and $123,071,015, respectively, in commitments outstanding to fund high yield bridge debt. The Funds are entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(u) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(v) U.S. Government Agencies or Government-Sponsored Enterprises   Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(w) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2007	127

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee

Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes		Class D		Class R
Developing Local Markets Fund	0.45%	0.40%	0.40%	0.55%		0.55%		N/A
Diversified Income Fund	0.45%	0.30%	0.30%	0.45%		0.45%		N/A
Emerging Markets Bond Fund	0.45%	0.40%	0.40%	0.55%		0.55%		N/A
Floating Income Fund	0.30%	0.25%	0.25%	0.40%		0.40%		N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%	0.25%	0.45%		0.45%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%	0.25%	0.45%		0.45%		0.45%
GNMA Fund	0.25%	0.25%	N/A	0.40%		0.40%		N/A
High Yield Fund	0.25%	0.25%	0.25%	0.40%		0.40%		0.40%
Investment Grade Corporate Bond Fund	0.25%	0.25%	0.25%	0.40%		0.40%		N/A
Low Duration Fund	0.25%	0.18%	0.18%	0.35%		0.25%		0.35%
Short-Term Fund	0.25%	0.20%	0.20%	0.35%	(1)	0.25%	(1)	0.35%	(1)
Total Return Mortgage Fund	0.25%	0.25%	0.25%	0.40%		0.40%		N/A

(1) Effective December 22, 2004, PIMCO has contractually agreed (ending March 31, 2007) to waive 0.05% of the administrative fees for the Class A, B, C, D and R shares of the Fund.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee

Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
Floating Income Fund, Short-Term Fund	0.30%	0.25%
Low Duration	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID has contractually agreed (ending March 31, 2007) to waive 0.05% of the following Fund’s distribution and servicing (12b-1) fees:

Fund Name	Classes
Short-Term Fund	A, B, C and R

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $4,972,191 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based the on total redemption proceeds after any applicable deferred sales charges) within 7 days or 30 days (depending on the Fund), after their acquisition (by purchase or exchange).

128	PIMCO Funds

March 31, 2007

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Developing Local Markets Fund’s administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
Developing Local Markets Fund	0.85%	1.10%	1.25%	—	2.00%	1.25%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Developing Local Markets Fund	$13

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Portfolio Name	Purchases	Sales
Foreign Bond Fund (Unhedged)	$3,772	$0
Foreign Bond Fund (U.S. Dollar-Hedged)	3,487	0
High Yield Fund	27	63,022
Low Duration Fund	50,337	0

Annual Report	March 31, 2007	129

Notes to Financial Statements  (Cont.)

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$46,391	$8,446	$3,039,166	$302,775
Diversified Income Fund	1,757,544	1,232,411	2,417,982	2,117,048
Emerging Markets Bond Fund	382,584	384,335	4,468,098	5,298,694
Floating Income Fund	2,815,788	2,430,229	3,898,805	771,667
Foreign Bond Fund (Unhedged)	13,061,464	11,628,020	3,843,126	2,630,899
Foreign Bond Fund (U.S. Dollar-Hedged)	17,397,010	15,729,146	4,399,232	3,743,091
GNMA Fund	4,177,417	4,147,588	0	707
High Yield Fund	0	0	5,273,906	5,318,607
Investment Grade Corporate Bond Fund	38,362	39,018	32,452	17,926
Low Duration Fund	4,504,737	4,393,913	3,622,438	889,487
Short-Term Fund	3,106,729	3,094,515	1,656,070	692,988
Total Return Mortgage Fund	4,958,830	4,944,870	34,040	8,003

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Diversified Income Fund			Emerging Markets Bond Fund		Floating Income Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	1,720	$178,700	$845	0	$0	2,120	$146,300	$718
Sales	6,056	600,000	8,770	4,314	1,063	5,904	1,280,000	17,065
Closing Buys	(2,720)	(64,700)	(908)	(3,024)	(572)	(3,282)	(146,300)	(944)
Expirations	(2,978)	(114,000)	(610)	0	0	(2,982)	0	(525)
Exercised	(2,078)	0	(822)	(1,290)	(491)	(1,760)	0	(794)
Balance at 03/31/2007	0	$600,000	$7,275	0	$0	0	$1,280,000	$15,520

	Foreign Bond Fund (Unhedged)							Foreign Bond Fund (U.S Dollar-Hedged)
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in JPY	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	2,736	$398,900	GBP	0	JPY	0	$4,036	6,624	$856,200	GBP	0	JPY	0	$9,246
Sales	2,158	1,821,400		200,600		6,400,000	21,743	5,201	2,328,500		188,600		9,600,000	28,170
Closing Buys	0	(1,009,700)		(34,900)		(3,200,000)	(8,343)	(4,922)	(1,851,100)		0		(9,600,000)	(17,698)
Expirations	(4,894)	(327,700)		0		(3,200,000)	(3,983)	(6,903)	(275,400)		0		0	(4,018)
Exercised	0	0		0		0	0	0	0		0		0	0
Balance at 03/31/2007	0	$882,900	GBP	165,700	JPY	0	$13,453	0	$1,058,200	GBP	188,600	JPY	0	$15,700

130	PIMCO Funds

March 31, 2007

	GNMA Fund			High Yield Fund			Investment Grade Corporate Bond Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$19,400	$143	17,458	$138,000	$5,548	120	$300	$28
Sales	180	0	25	34,518	0	7,016	216	200	41
Closing Buys	(180)	(19,400)	(168)	(51,976)	(113,600)	(12,386)	0	(300)	(2)
Expirations	0	0	0	0	(24,400)	(178)	(336)	0	(65)
Exercised	0	0	0	0	0	0	0	0	0
Balance at 03/31/2007	0	$0	$0	0	$0	$0	0	$200	$2

	Low Duration Fund							Short-Term Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium
Balance at 03/31/2006	18,432	$2,090,200	GBP	70,500	EUR	0	$30,721	6,675	$423,300	GBP	0	$8,043
Sales	6,470	3,023,500		21,300		37,000	32,176	5,882	956,400		23,400	9,126
Closing Buys	(1,448)	(2,228,800)		(55,700)		0	(19,402)	(5,619)	(258,400)		0	(5,941)
Expirations	(7,582)	(878,500)		(14,800)		0	(8,134)	(6,938)	(606,100)		0	(4,822)
Exercised	(13,998)	0		0		0	(11,262)	0	0		0	0
Balance at 03/31/2007	1,874	$2,006,400	GBP	21,300	EUR	7,000	$24,099	0	$515,200	GBP	23,400	$6,406

	Total Return Mortgage Fund
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$75,600	$760
Sales	280	0	39
Closing Buys	(280)	(23,200)	(229)
Expirations	0	(52,400)	(570)
Exercised	0	0	0
Balance at 03/31/2007	0	$0	$0

Annual Report	March 31, 2007	131

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	17,294	$183,432	22,607	$231,680	948	$10,486	1,738	$19,260
Other Classes	219,075	2,316,207	162,755	1,666,809	115,507	1,282,695	72,328	800,427
Issued as reinvestment of distributions
Class D	1,661	17,703	235	2,437	175	1,931	172	1,909
Other Classes	17,025	181,620	2,232	23,168	9,506	105,134	6,070	67,301
Cost of shares redeemed
Class D	(7,785)	(82,545)	(1,346)	(13,969)	(1,623)	(17,810)	(951)	(10,544)
Other Classes	(116,434)	(1,242,616)	(2,415)	(24,970)	(51,340)	(565,002)	(24,161)	(267,339)
Net increase resulting from Fund share transactions	130,836	$1,373,801	184,068	$1,885,155	73,173	$817,434	55,196	$611,014

	Foreign Bond Fund (U.S. Dollar-Hedged)				GNMA Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	6,467	$66,430	15,405	$163,764	1,300	$14,176	285	$3,143
Other Classes	92,978	954,511	110,797	1,175,994	6,760	74,129	5,335	58,961
Issued as reinvestment of distributions
Class D	993	10,203	1,403	14,683	44	478	17	188
Other Classes	9,586	98,544	10,875	113,837	868	9,500	1,116	12,316
Cost of shares redeemed
Class D	(12,768)	(131,099)	(13,266)	(140,271)	(972)	(10,705)	(246)	(2,717)
Other Classes	(80,166)	(824,214)	(70,637)	(746,617)	(7,641)	(83,404)	(35,363)	(390,998)
Net increase (decrease) resulting from Fund share transactions	17,090	$174,375	54,577	$581,390	359	$4,174	(28,856)	$(319,107)

	Short-Term Fund				Total Return Mortgage Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	1,919	$19,143	5,064	$50,684	5,089	$53,839	3,622	$38,502
Other Classes	261,361	2,605,022	350,713	3,511,131	9,009	95,460	6,660	70,855
Issued as reinvestment of distributions
Class D	399	3,979	464	4,645	425	4,497	333	3,542
Other Classes	14,836	147,954	11,476	114,808	1,399	14,765	1,661	17,668
Cost of shares redeemed
Class D	(7,708)	(76,881)	(13,199)	(132,115)	(3,705)	(38,993)	(3,555)	(37,775)
Other Classes	(273,854)	(2,731,204)	(400,370)	(4,007,322)	(17,595)	(183,598)	(16,622)	(177,461)
Net decrease resulting from Fund share transactions	(3,047)	$(31,987)	(45,852)	$(458,169)	(5,378)	$(54,030)	(7,901)	$(84,669)

132	PIMCO Funds

March 31, 2007

Emerging Markets Bond Fund				Floating Income Fund				Foreign Bond Fund (Unhedged)
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

6,551	$73,024	12,960	$144,872	13,279	$138,747	6,798	$70,257	8,921	$90,855	7,928	$81,783
72,962	810,281	134,873	1,498,367	403,338	4,229,641	107,906	1,110,693	150,653	1,533,168	96,103	988,793

1,799	19,950	1,602	17,874	720	7,551	256	2,649	435	4,452	225	2,295
18,338	203,364	17,688	197,262	19,016	199,739	5,866	60,609	6,009	61,536	3,150	32,218

(14,956)	(165,341)	(7,465)	(83,093)	(7,958)	(83,371)	(3,349)	(34,564)	(5,682)	(57,700)	(5,480)	(55,674)
(131,785)	(1,447,077)	(85,834)	(958,763)	(75,746)	(795,458)	(74,715)	(772,182)	(79,516)	(806,695)	(76,980)	(789,830)

(47,091)	$(505,799)	73,824	$816,519	352,649	$3,696,849	42,762	$437,462	80,820	$825,616	24,946	$259,585

High Yield Fund				Investment Grade Corporate Bond Fund				Low Duration Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

12,228	$119,391	26,812	$262,218	170	$1,750	114	$1,187	10,597	$104,948	18,845	$189,928
212,473	2,074,043	262,767	2,564,250	2,968	30,534	3,164	32,912	342,038	3,390,973	461,142	4,639,899

2,704	26,376	2,525	24,673	7	69	2	20	1,974	19,572	2,198	22,072
36,615	357,285	36,890	360,452	217	2,232	150	1,563	43,170	428,165	42,692	428,561

(17,563)	(170,868)	(22,155)	(216,115)	(76)	(778)	(19)	(198)	(26,013)	(257,753)	(34,022)	(342,438)
(244,068)	(2,378,577)	(237,009)	(2,307,205)	(1,672)	(17,145)	(1,333)	(13,890)	(527,654)	(5,226,470)	(629,667)	(6,328,605)

2,389	$27,650	69,830	$688,273	1,614	$16,662	2,078	$21,594	(155,888)	$(1,540,565)	(138,812)	$(1,390,583)

Annual Report	March 31, 2007	133

Notes to Financial Statements  (Cont.)

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

134	PIMCO Funds

March 31, 2007

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferrals (4)
Developing Local Markets Fund	$83,846	$0	$67,539	$(5,912)	$0	$(6,230)
Diversified Income Fund	6,844	920	44,363	(12,155)	0	0
Emerging Markets Bond Fund	20,624	13,952	142,400	(9,374)	0	0
Floating Income Fund	8,955	1,493	71,520	(8,980)	0	(2,710)
Foreign Bond Fund (Unhedged)	18,369	0	(17,754)	(15,921)	(4,056)	(1,161)
Foreign Bond Fund (U.S. Dollar-Hedged)	0	0	29,730	(70,545)	0	0
GNMA Fund	750	0	3,098	(158)	(2,523)	(189)
High Yield Fund	7,373	0	214,027	(34,733)	(147,609)	0
Investment Grade Corporate Bond Fund	51	0	183	(269)	(71)	(97)
Low Duration Fund	11,346	0	(35,118)	(7,240)	(293,200)	(34,265)
Short-Term Fund	7,336	0	1,076	(2,649)	(31,354)	(3,313)
Total Return Mortgage Fund	307	0	4,167	(123)	(6,338)	(123)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	2010	2013	2014	2015
Foreign Bond Fund (Unhedged)	$0	$0	$0	$4,056
GNMA Fund	0	0	140	2,383
High Yield Fund	147,609	0	0	0
Investment Grade Corporate Bond Fund	0	0	71	0
Low Duration Fund	0	0	201,093	92,107
Short-Term Fund	0	4,956	12,072	14,326
Total Return Mortgage Fund	0	0	723	5,615

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
Developing Local Markets Fund	$3,460,784	$9,393	$(607)	$8,786
Diversified Income Fund	2,904,095	48,774	(9,155)	39,619
Emerging Markets Bond Fund	2,458,975	124,765	(7,562)	117,203
Floating Income Fund	5,340,804	25,296	(3,501)	21,795
Foreign Bond Fund (Unhedged)	4,067,340	15,246	(31,085)	(15,839)
Foreign Bond Fund (U.S. Dollar-Hedged)	4,718,116	84,171	(51,836)	32,335
GNMA Fund	380,543	1,867	(668)	1,199
High Yield Fund	7,245,022	250,441	(30,322)	220,119
Investment Grade Corporate Bond Fund	72,917	705	(602)	103
Low Duration Fund	10,528,162	18,688	(50,497)	(31,809)
Short-Term Fund	3,907,899	8,352	(2,335)	6,017
Total Return Mortgage Fund	671,359	1,858	(2,165)	(307)

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Annual Report	March 31, 2007	135

Notes to Financial Statements  (Cont.)

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
Developing Local Markets Fund	$182,863	$31,095	$0	$25,115	$1,701	$0
Diversified Income Fund	103,878	21,907	0	81,458	3,200	0
Emerging Markets Bond Fund	185,726	73,340	0	228,470	7,899	0
Floating Income Fund	214,218	3,201	0	66,759	580	0
Foreign Bond Fund (Unhedged)	77,386	0	0	5,970	3,779	29,912
Foreign Bond Fund (U.S. Dollar-Hedged)	99,532	19,226	5,106	143,202	0	0
GNMA Fund	11,776	0	0	14,199	4	0
High Yield Fund	488,494	0	0	493,179	0	0
Investment Grade Corporate Bond Fund	2,980	0	0	1,950	0	0
Low Duration Fund	503,204	0	0	513,272	0	0
Short-Term Fund	173,135	0	0	137,153	0	0
Total Return Mortgage Fund	20,857	0	0	22,183	0	0

(6) Includes short-term capital gains, if any, distributed.

(7) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in     capital to more appropriately conform financial accounting to tax accounting.

136	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Developing Local Markets Fund, Diversified Income Fund, Emerging Markets Bond Fund, Floating Income Fund, Foreign Bond Fund (Unhedged), Foreign Bond Fund (U.S. Dollar-Hedged), GNMA Fund, High Yield Fund, Investment Grade Corporate Bond Fund, Low Duration Fund, Short-Term Fund, and Total Return Mortgage Fund, twelve of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlight of the Funds for the Class D shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	137

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Gain (000s)
Developing Local Markets Fund	0.00%	0.00%	$97,140	$49,143
Diversified Income Fund	0.10%	0.10%	54,843	506
Emerging Markets Bond Fund	0.00%	0.00%	29,578	0
Floating Income Fund	0.33%	0.33%	123,341	9,254
Foreign Bond Fund (Unhedged)	0.00%	0.00%	46,057	0
Foreign Bond Fund (U.S. Dollar-Hedged)	0.46%	0.58%	37,965	15,047
GNMA Fund	0.00%	0.00%	11,666	0
High Yield Fund	0.45%	0.45%	397,873	0
Investment Grade Corporate Bond Fund	0.31%	0.31%	2,244	0
Low Duration Fund	1.45%	1.85%	435,344	0
Short-Term Fund	0.08%	0.12%	151,464	0
Total Return Mortgage Fund	0.00%	0.00%	20,304	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

138	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	139

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

140	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/07. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.         AZ020AR_17291

Share Classes	Institutional and Administrative

Annual Report  March 31, 2007

Total Return Funds

Total Return Fund

Total Return Fund II

Total Return Fund III

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained by contacting a PIMCO Funds representative at (866) 744-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, 1-800-927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for PIMCO Total Return Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

■

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

■

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, market risk, issuer risk, liquidity risk, non-U.S. security risk, emerging markets risk, currency risk, derivatives risk, mortgage risk, leveraging risk, management risk, non-U.S. security risk and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. The Lipper Average, which is calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index.

For periods prior to the inception date of the Administrative Class shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, and/or service fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Total Return Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Funds is from October 1, 2006 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	3

PIMCO Total Return Fund

Cumulative Returns Through March 31, 2007

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Institutional Class	6.32%	5.75%	7.08%	8.30%
PIMCO Total Return Fund Administrative Class	6.06%	5.48%	6.81%	8.03%
Lehman Brothers Aggregate Bond Index	6.59%	5.35%	6.45%	7.52%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.72%	6.97%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 07/31/2006, as supplemented to date, is 0.43% for the Institutional Class shares and 0.68% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,026.43	$1,025.18	$1,022.79	$1,021.54
Expenses Paid During Period†	$2.17	$3.43	$2.17	$3.43

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.43% for Institutional Class, 0.68% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

4	PIMCO Funds	Total Return Funds

Institutional Class	PTTRX
Administrative Class	PTRAX

Allocation Breakdown*

U.S. Government Agencies	43.7%
Short-Term Instruments	25.3%
Corporate Bonds & Notes	22.0%
Mortgage-Backed Securities	3.0%
Asset-Backed Securities	2.9%
Other	3.1%

*	% of Total Investments as of 03/31/2007

Portfolio Insights

»

The PIMCO Total Return Fund seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed- income instruments of varying maturities.

»	Above-benchmark duration, specifically in the latter part of 2006, contributed to returns as yields fell from their peak in June.

»	A bias towards a steepening yield curve added to performance as the yield curve steepened dramatically in the first quarter of 2007.

»	An overweight to mortgage-backed securities added to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from performance as this sector outperformed like-duration Treasuries.

»	A modest allocation to high-yield corporate bonds added to returns as they outperformed Treasuries.

»	Diversification of interest rate exposure via non-U.S. securities, particularly exposure to short maturities in the U.K., detracted from returns as they underperformed their U.S. counterparts.

»	Slight exposure to emerging markets bonds benefited performance as they outperformed Treasuries.

»	Substituting real return bonds for nominal Treasuries detracted from performance as Treasury Inflation-Protected Securities (“TIPS”) underperformed conventional, non-inflation linked Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on the Japanese yen, detracted from performance as the yen depreciated relative to the U.S. dollar.

Annual Report	March 31, 2007	5

PIMCO Total Return Fund II

Cumulative Returns Through March 31, 2007

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (12/30/91)*
PIMCO Total Return Fund II Institutional Class	6.10%	5.20%	6.63%	6.93%
PIMCO Total Return Fund II Administrative Class	5.84%	4.94%	6.37%	6.67%
Lehman Brothers Aggregate Bond Index	6.59%	5.35%	6.45%	6.50%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.72%	6.13%

All Fund returns are net of fees and expenses.

* The Fund began operations on 12/30/91. Index comparisons began on 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 07/31/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,025.90	$1,024.61	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.53	$3.79	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class	PMBIX
Administrative Class	PRADX

Allocation Breakdown*

U.S. Government Agencies	47.9%
Short-Term Instruments	25.0%
Corporate Bonds & Notes	15.0%
Asset-Backed Securities	6.5%
Mortgage-Backed Securities	2.9%
Other	2.7%

*	% of Total Investments as of 03/31/2007

Portfolio Insights

»

The PIMCO Total Return Fund II seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities. The Fund may invest only in investment grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s or BBB by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	Above-benchmark duration, specifically in the latter part of 2006, contributed to returns as yields fell from their peak in June.

»	A bias towards a steepening yield curve added to performance as the yield curve steepened dramatically in the first quarter of 2007.

»	An overweight to mortgage-backed securities added to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from performance as this sector outperformed like-duration Treasuries.

»	Substituting real return bonds for nominal Treasuries detracted from performance as Treasury Inflation-Protected Securities (“TIPS”) underperformed conventional, non-inflation linked Treasuries.

Annual Report	March 31, 2007	7

PIMCO Total Return Fund III

Cumulative Returns Through March 31, 2007

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/01/91)*
PIMCO Total Return Fund III Institutional Class	6.17%	5.78%	6.94%	7.75%
PIMCO Total Return Fund III Administrative Class	5.91%	5.52%	6.67%	7.47%
Lehman Brothers Aggregate Bond Index	6.59%	5.35%	6.45%	6.95%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.72%	6.71%

All Fund returns are net of fees and expenses.

* The Fund began operations on 05/01/91. Index comparisons began on 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus as dated 07/31/2006, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,025.52	$1,024.25	$1,022.44	$1,021.19
Expenses Paid During Period†	$2.52	$3.79	$2.52	$3.78

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class	PTSAX
Administrative Class	PRFAX

Allocation Breakdown*

U.S. Government Agencies	46.7%
Short-Term Instruments	22.6%
Corporate Bonds & Notes	16.5%
Asset-Backed Securities	5.6%
Mortgage-Backed Securities	4.7%
Other	3.9%

*	% of Total Investments as of 03/31/2007

Portfolio Insights

»

The PIMCO Total Return Fund III seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities with prohibitions on firms engaged in certain socially sensitive practices.

»	Above-benchmark duration, specifically in the latter part of 2006, contributed to returns as yields fell from their peak in June.

»	A bias towards a steepening yield curve added to performance as the yield curve steepened dramatically in the first quarter of 2007.

»	An overweight to mortgage-backed securities added to returns as this sector outperformed like-duration Treasuries.

»	An underweight to corporate securities detracted from performance as this sector outperformed like-duration Treasuries.

»	A modest allocation to high-yield corporate bonds added to returns as spreads over Treasuries tightened.

»	Diversification of interest rate exposure via non-U.S. securities, particularly exposure to short maturities in the U.K., detracted from returns as they underperformed their U.S. counterparts.

»	Slight exposure to emerging markets bonds benefited performance as they outperformed Treasuries.

»	Substituting real return bonds for nominal Treasuries detracted from performance as Treasury Inflation-Protected Securities (“TIPS”) underperformed conventional, non-inflation linked Treasuries.

»	Exposure to a variety of foreign currencies, with an emphasis on the Japanese yen, detracted from performance as the yen depreciated relative to the U.S. dollar.

Annual Report	March 31, 2007	9

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Institutional Class
03/31/2007	$10.33	$0.50	$0.14	$0.64	$(0.50)	$(0.04)
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)
03/31/2004	10.79	0.30	0.35	0.65	(0.32)	(0.18)
03/31/2003	10.41	0.45	0.74	1.19	(0.46)	(0.35)
Administrative Class
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)
03/31/2004	10.79	0.27	0.35	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.41	0.75	1.16	(0.43)	(0.35)

Total Return Fund II
Institutional Class
03/31/2007	$9.82	$0.48	$0.10	$0.58	$(0.47)	$(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)
03/31/2004	10.36	0.25	0.33	0.58	(0.28)	(0.14)
03/31/2003	10.10	0.39	0.71	1.10	(0.40)	(0.44)
Administrative Class
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)
03/31/2004	10.36	0.23	0.33	0.56	(0.26)	(0.14)
03/31/2003	10.10	0.36	0.72	1.08	(0.38)	(0.44)

(a) Per share amounts based on average number of shares outstanding during the period.

10	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.54)	$10.43	6.32%	$62,902,840	0.43%	0.43%	4.82%	257%
(0.02)	(0.52)	10.33	2.66	56,563,888	0.43	0.43	4.09	325
0.00	(0.60)	10.57	2.07	47,998,758	0.43	0.43	2.41	470
0.00	(0.50)	10.94	6.20	43,723,208	0.43	0.43	2.70	273
0.00	(0.81)	10.79	11.77	41,178,760	0.43	0.43	4.16	234

0.00	(0.51)	10.43	6.06%	20,721,139	0.68	0.68	4.57	257
(0.02)	(0.49)	10.33	2.40	18,926,644	0.68	0.68	3.83	325
0.00	(0.57)	10.57	1.82	17,292,644	0.68	0.68	2.16	470
0.00	(0.47)	10.94	5.93	16,367,285	0.68	0.68	2.46	273
0.00	(0.78)	10.79	11.48	16,109,374	0.68	0.68	3.85	234

$(0.01)	$(0.49)	$9.91	6.10%	$2,062,540	0.50%	0.50%	4.86%	237%
0.00	(0.42)	9.82	2.27	2,029,962	0.50	0.50	4.10	354
0.00	(0.60)	10.02	0.99	2,278,849	0.50	0.50	2.37	330
0.00	(0.42)	10.52	5.71	2,335,828	0.50	0.50	2.40	262
0.00	(0.84)	10.36	11.23	2,186,008	0.50	0.50	3.73	222

(0.01)	(0.47)	9.91	5.84	84,133	0.75	0.75	4.60	237
0.00	(0.40)	9.82	2.01	102,406	0.75	0.75	3.84	354
0.00	(0.57)	10.02	0.75	115,674	0.75	0.75	2.11	330
0.00	(0.40)	10.52	5.45	114,148	0.75	0.75	2.16	262
0.00	(0.82)	10.36	10.96	133,732	0.75	0.75	3.48	222

Annual Report	March 31, 2007	11

Financial Highlights  (Cont.)

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund III
Institutional Class
03/31/2007	$9.13	$0.42	$0.13	$0.55	$(0.43)	$(0.01)
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)
03/31/2005	9.64	0.23	0.00	0.23	(0.23)	(0.28)
03/31/2004	9.57	0.26	0.31	0.57	(0.29)	(0.21)
03/31/2003	9.24	0.43	0.66	1.09	(0.43)	(0.33)
Administrative Class
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)
03/31/2004	9.57	0.25	0.29	0.54	(0.26)	(0.21)
03/31/2003	9.24	0.40	0.66	1.06	(0.40)	(0.33)

(a) Per share amounts based on average number of shares outstanding during the period.

12	PIMCO Funds	Total Return Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Expenses to Average Net Assets Excluding Interest Expense	Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.44)	$9.24	6.17%	$1,998,406	0.50%	0.50%	4.63%	225%
0.00	(0.45)	9.13	2.30	1,853,808	0.50	0.50	4.09	275
0.00	(0.51)	9.36	2.46	1,513,513	0.50	0.50	2.38	368
0.00	(0.50)	9.64	6.08	1,320,459	0.50	0.50	2.74	180
0.00	(0.76)	9.57	12.20	982,838	0.50	0.50	4.50	221

0.00	(0.42)	9.24	5.91	14,529	0.75	0.75	4.37	225
0.00	(0.42)	9.13	2.05	16,333	0.75	0.75	3.85	275
0.00	(0.49)	9.36	2.21	10,357	0.75	0.75	2.21	368
0.00	(0.47)	9.64	5.82	4,776	0.75	0.75	2.54	180
0.00	(0.73)	9.57	11.93	4,630	0.75	0.75	4.22	221

Annual Report	March 31, 2007	13

Statements of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)

	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$110,867,484	$2,550,550	$2,420,279
Cash	16,714	0	50
Foreign currency, at value	1,062,022	0	26,282
Receivable for investments sold	18,064,723	154,730	329,291
Receivable for Fund shares sold	486,125	6,122	545
Interest and dividends receivable	506,983	9,593	9,205
Variation margin receivable	14,451	1,295	1,076
Swap premiums paid	238,098	1,081	5,004
Unrealized appreciation on forward foreign currency contracts	77,666	0	1,026
Unrealized appreciation on swap agreements	312,519	2,386	5,260
Other assets	2	0	0
	131,646,787	2,725,757	2,798,018
Liabilities:
Payable for investments purchased	$18,416,790	$415,101	$519,968
Payable for investments purchased on a delayed-delivery basis	107,393	0	0
Payable for short sales	7,847,770	142,063	242,973
Payable for Fund shares redeemed	407,193	1,220	284
Dividends payable	53,501	633	790
Written options outstanding	606,273	10,454	9,534
Accrued investment advisory fee	22,603	470	441
Accrued administration fee	19,568	470	441
Accrued distribution fee	6,666	15	3
Accrued servicing fee	4,324	0	0
Variation margin payable	61,902	2,027	2,061
Swap premium received	369,337	4,881	4,996
Unrealized depreciation on forward foreign currency contracts	30,291	0	750
Unrealized depreciation on swap agreements	237,871	1,750	2,842
Other liabilities	66	0	0
	28,191,548	579,084	785,083
Net Assets	$103,455,239	$2,146,673	$2,012,935
Net Assets Consist of:
Paid in capital	$104,300,246	$2,197,972	$2,028,342
Overdistributed net investment income	(188,079)	(648)	(2,047)
Accumulated undistributed net realized (loss)	(878,473)	(45,324)	(12,666)
Net unrealized appreciation (depreciation)	221,545	(5,327)	(694)
	$103,455,239	$2,146,673	$2,012,935
Net Assets:
Institutional Class	$62,902,840	$2,062,540	$1,998,406
Administrative Class	20,721,139	84,133	14,529
Other Classes	19,831,260	0	0
Shares Issued and Outstanding:
Institutional Class	6,029,532	208,142	216,316
Administrative Class	1,986,214	8,490	1,573
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.43	$9.91	$9.24
Administrative Class	10.43	9.91	9.24
Cost of Investments Owned	$110,786,980	$2,556,793	$2,423,537
Cost of Foreign Currency Held	$1,056,294	$0	$26,162
Proceeds Received on Short Sales	$7,865,139	$142,226	$243,227
Premiums Received on Written Options	$534,127	$8,294	$8,225

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	Total Return Fund	Total Return Fund II	Total Return Fund III

Investment Income:
Interest, net of foreign taxes*	$5,101,901	$111,032	$95,327
Dividends, net of foreign taxes*	1,825	1,483	1,849
Miscellaneous income	4,218	0	48
Total Income	5,107,944	112,515	97,224

Expenses:
Investment advisory fees	242,622	5,237	4,728
Administration fees	210,834	5,237	4,728
Distribution and/or servicing fees - Administrative Class	48,606	247	40
Distribution and/or servicing fees - Other Classes	76,808	0	0
Trustees' fees	244	5	5
Interest expense	0	3	0
Miscellaneous expense	95	2	2
Total Expenses	579,209	10,731	9,503

Net Investment Income	4,528,735	101,784	87,721

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	596,452	(726)	16,399
Net realized (loss) on futures contracts, options and swaps	(785,426)	(15,020)	(6,673)
Net realized gain (loss) on foreign currency transactions	(234,693)	0	(9,939)
Net change in unrealized appreciation on investments	1,120,221	25,685	21,496
Net change in unrealized appreciation on futures contracts, options and swaps	628,296	12,980	10,318
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	31,737	0	(4,551)
Net Gain	1,356,587	22,919	27,050

Net Increase in Net Assets Resulting from Operations	$5,885,322	$124,703	$114,771

*Foreign tax withholding	$68	$0	$0

See Accompanying Notes	Annual Report	March 31, 2007	15

Statements of Changes in Net Assets

	Total Return Fund
(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,528,735	$3,466,319
Net realized gain (loss)	(423,667)	62,853
Net change in unrealized appreciation (depreciation)	1,780,254	(1,607,729)
Net increase resulting from operations	5,885,322	1,921,443

Distributions to Shareholders:
From net investment income
Institutional Class	(2,845,803)	(2,115,208)
Administrative Class	(893,506)	(689,236)
Other Classes	(800,205)	(577,499)
From net realized capital gains
Institutional Class	(218,548)	(427,930)
Administrative Class	(71,488)	(145,065)
Other Classes	(70,642)	(137,897)
Tax basis return of capital
Institutional Class	0	(81,065)
Administrative Class	0	(28,263)
Other Classes	0	(26,442)

Total Distributions	(4,900,192)	(4,228,605)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	15,837,703	16,690,048
Administrative Class	5,439,396	5,808,584
Other Classes	6,697,035	6,939,008
Issued as reinvestment of distributions
Institutional Class	2,760,662	2,361,725
Administrative Class	843,956	741,582
Other Classes	655,256	541,750
Cost of shares redeemed
Institutional Class	(12,852,561)	(9,088,936)
Administrative Class	(4,688,488)	(4,447,016)
Other Classes	(5,761,880)	(5,095,644)
Net increase (decrease) resulting from Fund share transactions	8,931,079	14,451,101

Fund Redemption Fee	1,037	771

Total Increase (Decrease) in Net Assets	9,917,246	12,144,710

Net Assets:
Beginning of period	93,537,993	81,393,283
End of period*	$103,455,239	$93,537,993

* Including overdistributed net investment income of:	$(188,079)	$(134,769)

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Total Return Fund II		Total Return Fund III
Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$101,784	$92,634	$87,721	$70,497
(15,746)	(4,700)	(213)	(2,196)
38,665	(34,087)	27,263	(34,196)
124,703	53,847	114,771	34,105

(96,147)	(89,628)	(88,501)	(69,677)
(4,512)	(4,501)	(719)	(556)
0	0	0	0

(2,302)	(997)	(1,925)	(10,900)
(118)	(55)	(17)	(99)
0	0	0	0

(2,262)	(783)	0	(1,474)
(112)	(42)	0	(12)
0	0	0	0

(105,453)	(96,006)	(91,162)	(82,718)

426,897	567,954	498,363	674,809
18,278	25,954	4,565	8,955
0	0	0	0

93,813	83,529	81,474	73,364
4,676	4,591	677	625
0	0	0	0

(506,421)	(860,294)	(458,637)	(359,746)
(42,197)	(41,735)	(7,258)	(3,125)
0	0	0	0
(4,954)	(220,001)	119,184	394,882

9	5	1	2

14,305	(262,155)	142,794	346,271

2,132,368	2,394,523	1,870,141	1,523,870
$2,146,673	$2,132,368	$2,012,935	$1,870,141

$(648)	$(604)	$(2,047)	$(6,917)

See Accompanying Notes	Annual Report	March 31, 2007	17

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $328,800) (g)		$330,181	0.3%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.620% due 11/24/2008 - 10/14/2016	$402,100	402,864	0.4%

Citigroup, Inc.
4.200% - 6.125% due 06/04/2007 - 08/25/2036	1,053,954	1,054,741	1.0%

General Electric Capital Corp.
3.250% - 8.310% due 06/22/2007 - 05/05/2026	1,923,248	1,928,718	1.9%

Goldman Sachs Group, Inc. (l)
3.875% - 7.350% due 10/05/2007 - 02/15/2033	1,145,147	1,146,618	1.1%

HBOS Treasury Services PLC
5.320% - 5.400% due 07/17/2008 - 07/17/2009	127,600	127,786	0.1%

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	478,200	478,288	0.5%

Morgan Stanley
3.625% - 6.750% due 07/27/2007 - 10/18/2016	1,064,732	1,066,054	1.0%

Royal Bank of Scotland Group PLC
5.350% - 9.118% due 12/21/2007 - 08/31/2049	371,095	380,900	0.4%

Other Banking & Finance (g)(l)		11,707,755	11.3%

Total Banking & Finance		18,293,724	17.7%

INDUSTRIALS
Total Industrials (g)(l)		4,498,944	4.3%

UTILITIES
Total Utilities (g)(l)		1,618,906	1.6%

Total Corporate Bonds & Notes (Cost $24,245,886)		24,411,574	23.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $488,597) (g)(l)		535,412	0.5%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	977,657	945,824	0.9%
5.000% due 10/01/2035	1,591,776	1,539,947	1.5%
5.000% due 02/01/2036	767,073	742,097	0.7%
5.000% due 03/01/2036	3,645,434	3,526,737	3.4%
5.000% due 04/01/2037	631,700	610,380	0.6%
5.000% due 05/01/2037	1,134,600	1,096,307	1.1%
5.500% due 04/01/2034	614,679	609,754	0.6%
5.500% due 04/01/2034 (e)	158,015	156,769	0.2%
5.500% due 05/01/2034	2,093,495	2,076,892	2.0%
5.500% due 09/01/2034	1,236,898	1,226,433	1.2%
5.500% due 11/01/2034	1,291,483	1,280,557	1.2%
5.500% due 01/01/2035	1,288,692	1,277,678	1.2%
5.500% due 02/01/2035	2,322,342	2,302,332	2.2%

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
5.500% due 02/01/2035 (e)		$324,383	$321,826	0.3%
5.500% due 03/01/2035		1,118,199	1,108,151	1.1%
5.500% due 04/01/2035		1,285,433	1,273,768	1.2%
5.500% due 05/01/2035		1,511,731	1,497,958	1.4%
5.500% due 06/01/2035		980,783	971,835	0.9%
5.500% due 07/01/2035		809,903	802,519	0.8%
5.500% due 08/01/2035		735,136	728,428	0.7%
5.500% due 09/01/2035		772,587	765,536	0.7%
5.500% due 10/01/2035		592,668	587,259	0.6%
5.500% due 01/01/2036		1,930,797	1,913,169	1.9%
5.500% due 04/01/2036		876,411	867,657	0.8%
5.500% due 04/01/2037		1,504,550	1,489,035	1.4%
6.000% due 04/01/2037		1,102,850	1,111,121	1.1%
6.000% due 05/01/2037		3,202,900	3,225,922	3.1%
0.000% - 1122.425% due 06/01/2007 - 01/25/2048 (a)(b)(e)		10,889,925	10,811,966	10.5%

Federal Home Loan Bank
5.500% due 03/02/2009		198,600	198,600	0.2%

Freddie Mac
3.500% - 1007.500% due 05/01/2007 - 02/25/2045 (a)		2,543,007	2,556,286	2.5%

Other U.S. Government Agencies (a)(g)			823,134	0.8%

Total U.S. Government Agencies (Cost $48,642,421)			48,445,877	46.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		567,955	571,815	0.6%

Other U.S. Treasury Obligations (g)			698,157	0.7%

Total U.S. Treasury Obligations (Cost $1,318,905)			1,269,972	1.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,346,620) (a)(g)(l)			3,344,039	3.2%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $3,228,629) (g)			3,202,796	3.1%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $100,224) (g)			110,520	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	72,843	0.1%

General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,264	0.0%

Other Foreign Currency-Denominated Issues (g)			541,573	0.5%

Total Foreign Currency-Denominated Issues (Cost $560,585)			627,680	0.6%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$494,200	494,389	0.5%

See Accompanying Notes	Annual Report	March 31, 2007	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Citibank New York N.A.
5.310% due 05/22/2007	$500,000	$500,000	0.5%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008	495,400	495,475	0.5%

HBOS Treasury Services PLC
5.240% due 06/08/2007	3,300	3,268	0.0%

Royal Bank of Canada
5.230% - 5.267% due 05/21/2007 - 06/30/2008	778,820	777,185	0.8%

Royal Bank of Scotland Group PLC
5.262% - 5.265% due 03/26/2008 - 07/03/2008	572,540	572,509	0.5%

Societe Generale NY
5.258% - 5.270% due 06/20/2007 - 06/30/2008	404,030	404,033	0.4%

Unicredito Italiano SpA
5.295% due 07/23/2007	550,000	550,000	0.5%

Other Certificates of Deposit (g)		1,867,816	1.8%

Total Certificates of Deposit		5,664,675	5.5%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.210% - 5.230% due 06/11/2007	730,000	723,680	0.7%

Bank of America Corp.
5.195% - 5.245% due 07/24/2007	1,374,525	1,363,018	1.3%

Barclays U.S. Funding Corp.
5.215% - 5.250% due 06/29/2007	763,600	759,750	0.7%

BNP Paribas Finance, Inc.
5.185% - 5.410% due 07/06/2007	503,800	497,931	0.5%

Dexia Delaware LLC
5.205% - 5.260% due 05/07/2007 - 06/13/2007	885,345	880,551	0.9%

Fannie Mae
5.080% - 5.140% due 04/04/2007 - 07/02/2007	57,200	56,609	0.1%

Federal Home Loan Bank
5.000% - 5.160% due 04/02/2007 - 04/13/2007	2,443,300	2,443,272	2.4%

Freddie Mac
5.050% - 5.145% due 04/04/2007 - 06/18/2007	48,956	48,656	0.1%

General Electric Capital Corp.
5.200% - 5.220% due 10/26/2007	800,700	788,659	0.8%

HBOS Treasury Services PLC
5.215% - 5.240% due 06/11/2007 - 06/29/2007	1,156,600	1,146,816	1.1%

Royal Bank of Scotland Group PLC
5.215% due 06/08/2007	226,200	223,897	0.2%

Santander Hispano Finance Delaware
5.170% - 5.245% due 06/14/2007	452,600	450,845	0.4%

Societe Generale NY
5.185% - 5.380% due 08/22/2007	882,700	874,153	0.8%

Swedbank AB
5.225% - 5.250% due 06/05/2007 - 06/21/2007	844,625	838,608	0.8%

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
UBS Finance Delaware LLC
5.160% - 5.240% due 08/01/2007	$2,410,500	$2,390,753	2.3%

Unicredito Italiano SpA
5.200% - 5.250% due 07/16/2007	813,700	807,055	0.8%

Other Commercial Paper (g)		5,111,207	4.9%

Total Commercial Paper		19,405,460	18.8%

REPURCHASE AGREEMENTS
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	3,000	3,000	0.0%
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,077. Repurchase proceeds are $3,001.)

Lehman Brothers, Inc.
5.150% due 04/02/2007	396,300	396,300	0.4%

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $20,114 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $383,675. Repurchase proceeds are $396,470.)

UBS Securities LLC
5.150% due 04/02/2007	1,081,000	1,081,000	1.0%

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $715,528 and U.S. Treasury Strips 0.000% due 11/15/2021 valued at $388,696. Repurchase proceeds are $1,081,464.)

Total Repurchase Agreements		1,480,300	1.4%

TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 04/02/2007	473,420	473,420	0.5%

(Dated 03/30/2007. Collateralized by Fannie Mae 4.375% - 6.000% due 05/15/2011 - 02/13/2017 valued at $442,781; Federal Home Loan Bank 5.375% due 07/17/2009 valued at $38,845; and Freddie Mac 5.250% - 5.300% due 01/09/2012 - 10/19/2015 valued at $1,264. Repurchase proceeds are $473,613.)

U.S. TREASURY BILLS
U.S. Treasury Bills
4.886% - 5.040% due 05/03/2007 - 06/21/2007 (d)(h)	970,640	960,362	0.9%

Total U.S. Treasury Bills		960,362	0.9%

Total Short-Term Instruments (Cost $27,985,673)		27,984,217	27.1%

Purchased Options (Cost $540,640) (j)		605,216	0.6%

Total Investments (Cost $110,786,980) (f)		$110,867,484	107.2%

Written Options (Premiums $534,127) (k)		(606,273)	(0.6%	)

Other Assets and Liabilities (Net)		(6,805,972)	(6.6%	)

Net Assets		$103,455,239	100.0%

See Accompanying Notes	Annual Report	March 31, 2007	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Notes to Summary Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only security.
(b)	The grouping contains Principal only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $133,835 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $574,765 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $922,307 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2007.
(h)	Securities with an aggregate market value of $748,670 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19,841	$(6,142)
90-Day Euribor December Futures	Long	12/2008	7,374	(1,499)
90-Day Euribor June Futures	Long	06/2008	38,787	(11,685)
90-Day Euribor March Futures	Long	03/2008	16,641	(8,828)
90-Day Euribor September Futures	Long	09/2008	7,282	(1,881)
90-Day Eurodollar December Futures	Long	12/2007	348,638	16,103
90-Day Eurodollar December Futures	Long	12/2008	40,350	33,135
90-Day Eurodollar June Futures	Long	06/2008	95,797	22,462
90-Day Eurodollar March Futures	Long	03/2008	251,869	38,240
90-Day Eurodollar September Futures	Long	09/2007	57,757	(17,900)
90-Day Eurodollar September Futures	Long	09/2008	24,737	23,400
90-Day Euroyen December Futures	Long	12/2007	28,012	5,710
90-Day Euroyen September Futures	Long	09/2007	20,951	4,460
Euro-Bund 10-Year Note June Futures	Long	06/2007	10,079	(8,865)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	7,610	1,282
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	13,581	2,645
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	9,550	1,239
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	30,741	990
U.S. Treasury 2-Year Note June Futures	Short	06/2007	13,192	1,375
U.S. Treasury 10-Year Note June Futures	Short	06/2007	52,005	8,551
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	12,571	13,994
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	16,436	(18,115)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,090	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	16,227	(4,825)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	25,090	(12,400)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(10,084)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,143	(4,350)

				$66,964

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	8,849,000	$672
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007		$20,000	18
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007		10,000	83
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007		10,000	49
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008		11,000	(46)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008		2,500	1
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008		3,200	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		5,000	(4)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010		50,000	141
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010		50,000	165
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010		5,000	619
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011		10,700	(118)
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012		10,000	(60)
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014		10,600	(105)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910%	)	06/20/2016		10,500	184
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		133,000	600
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007		25,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008		12,000	9
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		29,000	6
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		9,000	41
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008		800	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		4,440	(4)

See Accompanying Notes	Annual Report	March 31, 2007	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009	$14,600	$16
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	10,500	(25)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	15,000	9
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	15,000	(129)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	15,000	155
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	10,000	70
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	647
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	11,000	25
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	8,000	38
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	13,000	118
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	10,000	98
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	23,000	251
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	800	9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	111
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	67
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(10)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(83)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	104
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(129)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(84)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	(17)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	10
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(63)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	(54)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	27

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	$10,000	$31
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	10,400	(8)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(80)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(36)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	10,400	43
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	(67)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	237
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	10,000	87
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	(139)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	51
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(176)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	(60)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	(93)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	(13)
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	185
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(112)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(153)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	15
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(41)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	446
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	94
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	(9)
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(8)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	(4)
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	(15)

See Accompanying Notes	Annual Report	March 31, 2007	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	$14,000	$(9)
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	15,000	19
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	42
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007	20,000	168
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(30)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(15)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(7)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(1)
Credit Suisse First Boston	Centerpoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	377
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	500	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	8,600	(1)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	0
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	241
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(21)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	(32)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	(32)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	(7)
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	(152)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(181)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	621
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(10)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	10,000	93

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	$100,000	$(27)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	3,000	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(97)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(46)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(28)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	9
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	9,800	6
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	7
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	66
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	229
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	(28)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	551
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	554
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	574
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	605
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	638
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	1,225
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(78)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	(68)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	108
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	78
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	8,000	54
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	(83)

See Accompanying Notes	Annual Report	March 31, 2007	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	$26,000	$388
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	6
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	142
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	63
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	88
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(20)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(5)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(9)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	34
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	19
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	71
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	(13)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,250,000	4,999
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	24
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	30
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	47
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	4,100	6
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	33,280	8
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	55

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	$3,500	$40
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	305
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	253
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.080%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.090%		09/20/2007	75,000	9
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.080%		09/20/2007	100,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.090%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.100%		09/20/2007	50,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(9)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(24)
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	376
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(15)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	10,000	(46)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	745
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	739
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(17)
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(41)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	65
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(38)
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	11,250	(1)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(3)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	75
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	146
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	176
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	434,000	1,277

See Accompanying Notes	Annual Report	March 31, 2007	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	$2,800	$10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	5,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	67
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	96
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	99
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	25,900	(27)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	114
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(90)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	62
Lehman Brothers, Inc.	Qwest Corp. 7.200% due 11/10/2026	Sell	0.170%		03/20/2008	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	163
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	235
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	9
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	124
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	(1)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009	12,800	2
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	162
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	224
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	40,000	533
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(25)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	10,000	549

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	$10,600	$(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	5
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	(16)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	889
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	349
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	(28)
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	(12)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 01/15/2012	Buy	(0.100%	)	03/20/2012	10,800	9
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	06/20/2012	11,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,236
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	172
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	35,000	(134)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	1,084
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	328
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	864
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	336
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	143
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	43
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	20,000	(48)
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	23

See Accompanying Notes	Annual Report	March 31, 2007	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	$5,000	$(12)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	68
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	609
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	139
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	16
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	101
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	80
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	216
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	84
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	81
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	58,000	53
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(82)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%		12/20/2008	43,000	39
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	34
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	14,300	10
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	3,500	(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	546
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	927

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	$5,200	$(67)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	434
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	29
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(53)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,551
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(8)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	(20)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	88
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	74
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	30
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(77)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	(31)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	10
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	144
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	9,600	(51)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	101
Royal Bank of Canada	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	516
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007	50,000	45
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	198
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	33,000	0

See Accompanying Notes	Annual Report	March 31, 2007	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	$18,000	$(76)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 01/15/2011	Buy	(0.165%	)	03/20/2011	11,000	(33)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	255
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(17)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	(66)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	(10)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	420
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(53)
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(58)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(166)
Royal Bank of Scotland Group PLC	Centex Corp. 6.500% due 05/01/2016	Buy	(0.830%	)	06/20/2016	10,000	545
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	130
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(157)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	72
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	116
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	71
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	255
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	148
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	106
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	729
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	273
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	36

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	$25,000	$1,133
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,411
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	31
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	134

							$42,623

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	285,300	$(1,192)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010	BRL	7,100	61
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,189
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	4,881
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	3,830
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	51,800	(1,305)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		128,100	(2,746)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,171
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	80
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,297
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		290,700	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	352
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,373
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	797
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	(5,469)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,417,100	(1,841)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	3,628
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	25,170
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	320
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(3,907)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(37,460)

See Accompanying Notes	Annual Report	March 31, 2007	35

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	387,000	$(926)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,989)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	16,612
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,612)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,676)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	2,237
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	(1,359)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,100)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	34,286
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,807)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	38,530,000	(87)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/15/2016		24,000,000	(256)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		284,820,000	1,768
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		61,800,000	306
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		133,880,000	3,834
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		131,879,000	2,046
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		36,740,000	(1,401)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		45,840,000	2,919
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		51,874,000	(618)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		21,260,000	228
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		16,770,000	897
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		15,980,000	1,720
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,474,000	(494)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		679,100,000	2,563
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		37,780,000	273
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		760,970,000	2,832
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		98,550,000	3,431
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		25,640,000	2,388
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	936
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	2,788
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	1,594
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	1,433
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	2,907
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,528,600	2,008
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		402,600	(6,585)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,037,500	(1,992)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	193
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,555)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		534,000	(10,940)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,954,100	5,574
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		299,700	(3,762)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,112,800	18,224
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		12,711,900	52,565
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,205,150	(44,665)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,061,870	7,794
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		175,000	(5,956)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		585,500	(3,476)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		60,000	(193)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		654,230	(13,750)

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	MXN	638,500	$(532)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		17,168,400	34,761
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,981,900	8,882
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037		160,000	(2,289)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,213,200	(36,154)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,438,400	(328)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	1,811

							$32,025

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.000	06/18/2007	6,511	$62	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	1
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	100	1	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	0

				$2,049	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$106
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	496
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	1,057
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	227
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	13
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	16
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	07/02/2007		$5,915,000	21,885	16,412
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.800%	08/08/2007		2,331,000	9,493	6,239
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	08/08/2007		1,143,000	5,029	4,051
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.000%	02/01/2008		733,600	2,843	5,269

See Accompanying Notes	Annual Report	March 31, 2007	37

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.200%	02/01/2008	$6,900,000	$35,362	$66,145
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	2,383
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	6,183
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.700%	08/08/2007	2,744,000	6,131	1,614
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	33,036
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	41,292
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	4,877
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	4,539,700	19,975	29,009
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	4,463,000	21,422	48,950
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	2,337,600	9,672	3,805
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.850%	07/02/2007	4,800,000	12,480	2,664
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	11,981,000	63,009	83,891
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	6,289,700	24,247	55,683
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	08/08/2007	4,422,000	10,005	5,201
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	08/08/2007	5,433,000	6,927	8,718
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	16,477
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	51,115
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	03/31/2008	16,815,200	96,903	90,404
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	5,604

							$524,589	$590,945

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$90,000	$3,920	$4,679
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	90,000	3,921	3,430
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	3,321	3,321
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	2,840	2,840

				$14,002	$14,270

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

(k)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	17,440	$6,954	$13,898
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	7,292	1,699	2,848
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	3,600	889	619
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	5,081	460	79
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	26,544	6,453	830
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	3,600	944	1,069

				$17,399	$19,343

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$735
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	3,855
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	4,191
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	1,758
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	23
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	15
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	36
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.000%	07/02/2007		$2,574,000	21,107	18,269
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.900%	08/08/2007		1,013,000	8,914	6,326
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.100%	02/01/2008		319,000	2,855	4,588
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.280%	02/01/2008		3,000,000	34,875	57,383
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.900%	02/01/2008		220,400	2,744	2,235
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		500,000	6,695	5,486
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.850%	08/08/2007		450,000	6,131	2,225
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.100%	02/01/2008		2,000,000	21,580	28,763
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		3,302,000	38,898	36,222
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Receive	4.900%	02/01/2008		429,600	5,349	4,356
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007		1,974,000	20,076	32,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007		1,940,000	21,437	53,129

See Accompanying Notes	Annual Report	March 31, 2007	39

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.950%	07/02/2007	$1,063,900	$11,490	$6,387
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	1,015,100	10,608	7,205
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	5,207,000	62,924	96,048
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	54,828
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	1,013,000	6,762	6,326
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	737,000	8,549	4,351
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	08/08/2007	381,000	4,338	3,122
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	15,591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	44,498
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	03/31/2008	7,287,100	93,499	79,938
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,255	6,164

							$516,728	$586,930

(l)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$452	$439	0.00%
Goldman Sachs Group, Inc.	6.000	12/31/2007	06/24/1993	1,379	1,361	0.00%
Mazda Manufacturing Corp.	10.500	07/01/2008	08/30/1993	504	488	0.00%
Mazda Motor Corp.	10.500	07/01/2008	03/14/2003	56	54	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590	02/01/2022	10/10/2000	30,621	36,316	0.04%
United Airlines, Inc.	11.080	05/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890	07/01/2008	09/22/2003	710	699	0.00%
United Telephone Co. of the Northwest	6.890	07/01/2008	05/02/2002	2,714	2,757	0.00%
Wilmington Trust Corp.	10.500	07/01/2008	03/14/2003	176	172	0.00%

				$37,437	$43,600	0.04%

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$3,000,000	$2,967,188	$2,969,064
Fannie Mae	5.500%	05/01/2037	4,281,000	4,252,906	4,235,514
Freddie Mac	5.500%	04/01/2037	300,000	297,035	296,907
U.S. Treasury Notes	4.625%	02/15/2017	344,500	348,010	346,285

				$7,865,139	$7,847,770

(2) Market value includes $2,377 of interest payable on short sales.

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

(n)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228,382	04/2007	$6,257	$0	$6,257
Buy	BRL	1,084,237	05/2007	29,109	0	29,109
Sell		1,088,332	05/2007	0	(2,471)	(2,471)
Buy		604,884	06/2007	19,398	0	19,398
Buy		1,061,646	10/2007	2,381	(726)	1,655
Buy		311,406	03/2008	1	(108)	(107)
Sell	CAD	7,410	04/2007	0	(87)	(87)
Buy	CNY	1,383	04/2007	0	(1)	(1)
Sell		1,383	04/2007	1	0	1
Buy		138,303	09/2007	417	0	417
Buy		1,094,415	10/2007	3,229	0	3,229
Buy		1,578,074	11/2007	2,486	0	2,486
Sell		233,561	11/2007	38	0	38
Buy		744,295	01/2008	5	(88)	(83)
Buy	EUR	98,624	04/2007	58	0	58
Sell		522,908	04/2007	0	(340)	(340)
Buy	GBP	10,052	04/2007	109	0	109
Sell		279,458	04/2007	0	(3,437)	(3,437)
Buy	INR	1,487,285	05/2007	829	0	829
Buy		1,199,042	06/2007	359	0	359
Sell	JPY	55,751,415	05/2007	7	(12,695)	(12,688)
Buy	KRW	147,255,039	04/2007	0	(672)	(672)
Sell		31,452,135	04/2007	87	0	87
Buy		220,270,340	05/2007	0	(945)	(945)
Sell		161,765,596	05/2007	42	(50)	(8)
Buy		33,866,800	06/2007	119	0	119
Buy		41,217,168	09/2007	140	0	140
Sell		40,161,848	09/2007	0	(26)	(26)
Buy	MXN	3,699,431	04/2007	0	(3,740)	(3,740)
Sell		3,698,335	04/2007	1	(1,247)	(1,246)
Buy		3,692,579	09/2007	1,250	0	1,250
Buy		5,757	03/2008	0	(1)	(1)
Buy	NZD	49,325	04/2007	563	0	563
Sell		58,583	04/2007	0	(2,506)	(2,506)
Buy	PLN	227,840	04/2007	320	(527)	(207)
Sell		227,840	04/2007	0	(303)	(303)
Buy		19,418	09/2007	23	0	23
Buy		208,422	03/2008	301	0	301
Buy	RUB	3,960,174	09/2007	1,463	0	1,463
Buy		3,923,577	11/2007	1,951	0	1,951
Buy		6,340,037	12/2007	2,281	0	2,281
Buy	SGD	469,931	04/2007	2,951	0	2,951
Sell		64,633	04/2007	0	(121)	(121)
Buy		198,508	07/2007	1,110	0	1,110
Buy		55,939	09/2007	370	0	370
Buy		15,471	10/2007	5	0	5
Buy	TWD	311,248	04/2007	0	(81)	(81)
Sell		311,248	04/2007	2	0	2
Buy		8,781,230	05/2007	3	(91)	(88)
Sell		1,122,074	05/2007	0	(22)	(22)
Buy		311,248	06/2007	0	(6)	(6)

				$77,666	$(30,291)	$47,375

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments  Total Return Fund II

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 17.8%

BANKING & FINANCE 13.9%
American Express Bank FSB
5.380% due 10/20/2009	$4,600	$4,599

American Express Centurion Bank
5.319% due 05/07/2008	4,100	4,100

American Express Credit Corp.
5.380% due 11/09/2009	6,600	6,606

American International Group, Inc.
5.050% due 10/01/2015	1,000	980
5.370% due 06/16/2009	4,800	4,803

Bank of America Corp.
5.370% due 11/06/2009	2,700	2,699

Bank of America N.A.
5.360% due 07/25/2008	7,700	7,703
5.360% due 02/27/2009	4,900	4,902
6.000% due 10/15/2036	1,600	1,608

Bear Stearns Cos., Inc.
5.450% due 08/21/2009	10,000	10,011
5.660% due 01/30/2009	4,900	4,924

Citigroup Funding, Inc.
5.330% due 12/08/2008	6,800	6,803

Citigroup, Inc.
5.380% due 12/28/2009	4,800	4,801
5.388% due 12/26/2008	12,100	12,109

General Electric Capital Corp.
5.390% due 10/26/2009	17,000	16,997
5.430% due 01/20/2010	9,000	9,020
5.460% due 10/21/2010	1,500	1,503

Goldman Sachs Group LP
6.080% due 01/20/2009	5,000	5,052

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	100	100
5.440% due 12/22/2008	5,000	5,008
5.440% due 11/16/2009	11,400	11,411
5.625% due 01/15/2017	5,800	5,756

HSBC Finance Corp.
5.420% due 10/21/2009	3,000	3,001
5.435% due 03/12/2010	9,100	9,105
5.640% due 11/16/2009	8,400	8,449

JPMorgan Chase & Co.
5.370% due 06/26/2009	3,300	3,300

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	800	797

KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	13,311

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	$800	$800
5.450% due 01/23/2009	6,100	6,105
5.460% due 11/16/2009	14,700	14,703

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	3,700	3,700
5.400% due 10/23/2008	5,000	5,001
5.428% due 12/04/2009	4,800	4,800
5.450% due 08/14/2009	8,100	8,104

MetLife, Inc.
6.400% due 12/15/2036	1,500	1,469

Morgan Stanley
5.360% due 11/21/2008	3,300	3,300
5.450% due 01/15/2010	10,900	10,904

SLM Corp.
5.500% due 07/27/2009	2,900	2,902

UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	21,791

USB Capital IX
6.189% due 04/15/2049	700	718

Wachovia Corp.
5.410% due 10/28/2008	6,100	6,107
5.490% due 10/15/2011	13,600	13,613
5.625% due 10/15/2016	1,300	1,308

Wells Fargo & Co.
4.625% due 08/09/2010	25,000	24,740

		299,523

INDUSTRIALS 2.5%
Comcast Corp.
5.875% due 02/15/2018	1,100	1,105
6.450% due 03/15/2037	1,100	1,105

Continental Airlines, Inc.
7.056% due 09/15/2009	1,600	1,651

Cox Communications, Inc.
5.875% due 12/01/2016	700	707

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	9,800	9,822

El Paso Corp.
6.750% due 05/15/2009	16,700	17,180

General Electric Co.
5.380% due 12/09/2008	5,500	5,506

General Mills, Inc.
5.490% due 01/22/2010	3,500	3,505

Time Warner, Inc.
5.500% due 11/15/2011	8,100	8,173

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Tyson Foods, Inc.
6.850% due 04/01/2016	$400	$417

United Airlines, Inc.
6.071% due 03/01/2013	358	361
9.190% due 12/24/2013(a)	7,066	3,250

Viacom, Inc.
5.750% due 04/30/2011	600	609

		53,391

UTILITIES 1.4%
AT&T, Inc.
4.214% due 06/05/2007	6,000	6,015
5.460% due 02/05/2010	2,300	2,303

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,983

Sprint Capital Corp.
6.125% due 11/15/2008	1,200	1,216

Sprint Nextel Corp.
6.000% due 12/01/2016	800	789

TXU Energy Co. LLC
5.850% due 09/16/2008	7,700	7,703

Verizon Communications, Inc.
5.400% due 04/03/2009(b)	9,100	9,100

		30,109

Total Corporate Bonds & Notes (Cost $380,657)		383,023

MUNICIPAL BONDS & NOTES 0.7%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	2,148

Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
6.250% due 06/01/2033	6,020	6,655

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	990	990

Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	170	200

Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	933	1,080

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
New Jersey State Economic Development Authority Revenue Bonds, (AMBAC Insured), Series 1997
0.000% due 02/15/2008	$1,000	$958

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,200	3,253

Total Municipal Bonds & Notes (Cost $13,836)		15,284

U.S. GOVERNMENT AGENCIES 56.9%
Fannie Mae
4.641% due 10/01/2035	7,621	7,614
4.673% due 05/25/2035	1,000	992
4.811% due 09/01/2034	1,109	1,107
4.886% due 01/01/2035	2,662	2,660
5.000% due 12/01/2016 - 05/01/2037	398,057	389,943
5.380% due 12/25/2036	2,687	2,685
5.500% due 11/01/2013 - 06/01/2036	513,373	508,977
6.000% due 05/01/2017 - 04/01/2037	257,888	259,904
6.133% due 07/01/2044	1,394	1,412
6.333% due 09/01/2040	4,357	4,450
6.500% due 07/01/2013 - 06/25/2044	2,084	2,133
6.808% due 03/01/2024	3	3
6.825% due 02/01/2023	101	101
6.846% due 07/01/2020	122	123
7.000% due 04/01/2011 - 09/25/2020	66	68
7.200% due 12/01/2023	62	64
7.239% due 01/01/2024	38	39
7.243% due 04/01/2024	52	53
7.500% due 04/01/2008	1	1
8.000% due 04/01/2015 - 10/01/2030	13	14
8.500% due 08/01/2007 - 04/01/2017	2	2
9.000% due 06/01/2010 - 06/25/2018	16	17
9.250% due 07/25/2019	191	207
9.500% due 09/01/2009	2	2
10.000% due 11/01/2021	6	6
11.000% due 09/01/2010	19	20
13.750% due 11/01/2011 - 10/01/2012	4	4

Freddie Mac
5.000% due 11/01/2018 - 12/01/2031	5,747	5,677
5.500% due 01/01/2018	102	103
6.000% due 02/01/2016 - 04/01/2037	15,941	16,126
6.133% due 02/25/2045	808	811

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.363% due 02/01/2023	$48	$49
6.500% due 12/01/2010	23	24
7.000% due 07/15/2022	1,658	1,657
7.188% due 07/01/2030	90	92
7.294% due 12/01/2022	341	343
7.500% due 01/15/2023 - 01/01/2026	3,725	3,921
8.000% due 11/01/2025 - 06/15/2030	1,912	1,954
9.000% due 12/15/2020	86	90
9.250% due 11/15/2019	3	3
9.500% due 02/01/2011 - 02/01/2018	13	14
10.000% due 06/01/2011 - 03/01/2021	13	14

Ginnie Mae
5.375% due 06/20/2023 - 06/20/2027	2,540	2,568
5.500% due 07/20/2030	113	114
5.750% due 09/20/2024 - 08/20/2027	1,780	1,803
6.000% due 01/15/2024 - 04/01/2037	2,170	2,199
6.125% due 12/20/2029	1,124	1,139
7.500% due 09/15/2014 - 09/15/2025	29	31
8.000% due 07/15/2010 - 08/15/2024	92	98
9.000% due 09/15/2008 - 11/15/2017	35	38
9.500% due 01/20/2019 - 12/15/2021	14	15

Small Business Administration
7.449% due 08/01/2010	562	587
7.970% due 01/25/2025	117	118

Total U.S. Government Agencies (Cost $1,233,688)		1,222,189

U.S. TREASURY OBLIGATIONS 1.2%
Treasury Inflation Protected Securities (d)
2.000% due 01/15/2026	6,526	6,205
2.375% due 01/15/2025	5,798	5,838
3.375% due 04/15/2032	2,281	2,781
3.625% due 04/15/2028	501	609

U.S. Treasury Bonds
4.750% due 02/15/2037	3,700	3,643
6.000% due 02/15/2026	2,700	3,053
6.625% due 02/15/2027	3,100	3,761

Total U.S. Treasury Obligations (Cost $26,210)		25,890

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	$3,120	$3,080

Banc of America Funding Corp.
4.113% due 05/25/2035	4,530	4,456

Bear Stearns Adjustable Rate Mortgage Trust
5.052% due 04/25/2033	2,097	2,112

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	7,066	7,079

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	5,689	5,693

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,390	1,374

Countrywide Alternative Loan Trust
5.500% due 05/31/2035	4,000	4,001

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,720	1,713

CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032	333	332

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	5,004	5,008

DLJ Acceptance Trust
11.000% due 08/01/2019	17	18

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	5,041	5,044
5.400% due 01/25/2047	4,579	4,581

Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	47	50

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	3,677	3,680

Indymac ARM Trust
6.798% due 01/25/2032	62	62

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	2,402	2,404

Morgan Stanley Capital I
5.380% due 10/15/2020	3,050	3,050

Nationslink Funding Corp.
5.670% due 11/10/2030	229	229

Prime Mortgage Trust
5.720% due 02/25/2019	305	306
5.720% due 02/25/2034	1,427	1,431

Structured Asset Mortgage Investments, Inc.
5.650% due 09/19/2032	1,017	1,019

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
6.037% due 02/25/2032	$122	$122
7.226% due 01/25/2032	165	165

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	4,224	4,224

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	3,864	3,867

Washington Mutual, Inc.
5.111% due 10/25/2032	854	851
5.610% due 10/25/2045	1,614	1,617
6.183% due 11/25/2042	1,047	1,052

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	6,353	6,312

Total Mortgage-Backed Securities (Cost $74,983)		74,932

ASSET-BACKED SECURITIES 7.7%
ACE Securities Corp.
5.370% due 12/25/2036	2,897	2,899

American Express Credit Account Master Trust
5.430% due 12/15/2009	6,400	6,405
5.820% due 02/15/2012	7,117	7,136

Amortizing Residential Collateral Trust
5.590% due 06/25/2032	1,154	1,154

Argent Securities, Inc.
5.390% due 04/25/2036	1,411	1,412

Asset-Backed Funding Certificates
5.380% due 11/25/2036	4,007	4,010

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	2,780	2,782

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	9,376	9,380
5.770% due 03/25/2043	1,277	1,280

Capital One Auto Finance Trust
5.340% due 12/14/2007	1,592	1,594

Chase Credit Card Master Trust
5.430% due 02/15/2011	6,600	6,617

Chase Issuance Trust
5.310% due 07/15/2011	7,200	7,209

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	5,715	5,742

EMC Mortgage Loan Trust
5.690% due 05/25/2040	2,837	2,845

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	9,167	9,171
5.370% due 11/25/2036	6,252	6,255

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.380% due 01/25/2037	$3,298	$3,296

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,495	2,496

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	7,698	7,701

Lehman XS Trust
5.390% due 05/25/2046	1,988	1,989

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	755	756

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	16,465	16,321
5.420% due 12/15/2011	12,280	12,317

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	3,672	3,674

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	2,273	2,274

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	3,894	3,895

Option One Mortgage Loan Trust
5.360% due 02/25/2037	8,727	8,732
5.370% due 01/25/2037	5,052	5,055

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	6,331	6,333

SLM Student Loan Trust
3.800% due 12/15/2038	13,800	13,470

Structured Asset Securities Corp.
5.420% due 07/25/2035	1,303	1,304
5.610% due 01/25/2033	237	237

Total Asset-Backed Securities (Cost $165,677)		165,741

	SHARES
PREFERRED STOCKS 0.8%
DG Funding Trust
7.600% due 12/31/2049	1,568	16,547

Total Preferred Stocks (Cost $16,522)		16,547

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 29.7%

COMMERCIAL PAPER 19.7%
Bank of America Corp.
5.200% due 07/24/2007	$6,400	6,298
5.220% due 07/24/2007	800	790
5.230% due 07/24/2007	41,000	40,542

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	$5,000	$4,939

Fannie Mae
5.060% due 04/11/2007	4,570	4,564
5.090% due 05/30/2007	13,400	13,289
5.119% due 04/09/2007	700	699
5.130% due 04/18/2007	3,800	3,791
5.130% due 05/02/2007	3,200	3,186
5.130% due 06/27/2007	1,900	1,877
5.132% due 05/02/2007	7,100	7,070
5.135% due 04/04/2007	5,200	5,198
5.135% due 06/13/2007	6,500	6,429
5.140% due 05/31/2007	6,700	6,644
5.140% due 06/06/2007	1,500	1,485
5.145% due 05/02/2007	1,900	1,892
5.150% due 04/16/2007	1,400	1,397
5.180% due 04/18/2007	3,800	3,791

Federal Home Loan Bank
5.000% due 04/02/2007	229,600	229,600
5.145% due 06/01/2007	36,000	35,670
5.170% due 04/13/2007	1,600	1,597

Freddie Mac
5.050% due 05/29/2007	1,000	992
5.080% due 06/26/2007	400	395
5.130% due 04/23/2007	3,400	3,390
5.135% due 06/04/2007	1,600	1,585
5.175% due 04/04/2007	1,700	1,700

General Electric Capital Corp.
5.200% due 10/26/2007	3,700	3,635
5.210% due 10/26/2007	1,000	990
5.220% due 10/26/2007	27,100	26,824

Viacom, Inc.
5.594% due 05/29/2007	3,000	3,000

		423,259

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 8.8%
UBS Securities LLC
5.150% due 04/02/2007	$188,000	$188,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Strips 0.000% due 02/15/2009 - 02/15/2016 valued at $191,940. Repurchase proceeds are $188,081.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	5,687	5,687

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $5,805. Repurchase proceeds are $5,689.)

U.S. TREASURY BILLS 0.9%
4.953% due 05/31/2007 - 06/14/2007 (c)(e)(g)	20,210	19,997

Total Short-Term Instruments (Cost $637,023)		636,943

PURCHASED OPTIONS (i) 0.5%
(Cost $8,197)		10,001

Total Investments (f) 118.8% (Cost $2,556,793)		$2,550,550

Written Options (j) (0.5%) (Premiums $8,294)		(10,454)

Other Assets and Liabilities (Net) (18.3%)		(393,423)

Net Assets 100.0%		$2,146,673

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Securities with an aggregate market value of $4,702 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $20,203 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

(g)	Securities with an aggregate market value of $14,553 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	6,780	$70
90-Day Eurodollar December Futures	Long	12/2008	1,209	966
90-Day Eurodollar June Futures	Long	06/2008	2,506	714
90-Day Eurodollar March Futures	Long	03/2008	6,649	1,010
90-Day Eurodollar September Futures	Long	09/2007	1,390	(554)
90-Day Eurodollar September Futures	Long	09/2008	835	742
U.S. Treasury 2-Year Note June Futures	Short	06/2007	256	27
U.S. Treasury 10-Year Note June Futures	Short	06/2007	58	13
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	391	(761)

				$2,227

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.760%		06/20/2007	$3,400	$31
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	13,000	59
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	1,700	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	29,000	100
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007	1,500	9
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	5,000	52
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	2,000	16
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2007	6,100	51

							$319

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  Total Return Fund II  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-month USD-LIBOR	Pay	5.000%	06/20/2009	$92,300	$44
Barclays Bank PLC	3-month USD-LIBOR	Pay	5.000%	06/20/2009	85,600	(84)
Citibank N.A.	3-month USD-LIBOR	Pay	5.000%	06/20/2037	21,100	(157)
Credit Suisse First Boston	3-month USD-LIBOR	Pay	5.000%	06/20/2009	39,500	113
Credit Suisse First Boston	3-month USD-LIBOR	Pay	5.000%	06/20/2037	20,900	(262)
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	12/19/2008	145,400	372
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/20/2009	256,900	1,154
Deutsche Bank AG	3-month USD-LIBOR	Pay	5.000%	06/20/2037	2,100	(78)
Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	06/20/2037	400	3
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/20/2009	25,300	(150)
Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	5.000%	06/20/2037	100	1
Morgan Stanley	3-month USD-LIBOR	Pay	5.000%	06/20/2009	12,100	(10)
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	12/19/2008	145,400	353
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	06/20/2009	93,600	27
Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	06/20/2037	39,400	(929)
UBS Warburg LLC	3-month USD-LIBOR	Pay	5.000%	06/20/2009	85,400	(80)

						$317

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	2,565	$25	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,695	16	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	875	8	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	280	3	0

				$52	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	07/02/2007	$129,000	$477	$358
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.800%	08/08/2007	51,000	208	136
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	08/08/2007	24,000	106	85
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.750%	02/01/2008	64,000	184	160
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.700%	08/08/2007	59,000	132	35
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.750%	03/31/2008	176,500	937	949
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	99,000	436	633
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	94,000	451	1,031

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	$64,000	$265	$104
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.850%	07/02/2007	100,000	260	55
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	259,000	1,362	1,814
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	204,300	787	1,809
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	08/08/2007	96,000	217	113
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	08/08/2007	152,000	194	244
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	10/25/2007	72,000	290	355
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	02/01/2008	155,000	769	1,113
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	03/31/2008	166,000	1,004	892
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	18,000	66	115

							$8,145	$10,001

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	258	$102	$205
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	150	35	59
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	75	18	13
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	106	10	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	447	105	14
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	75	20	22

				$290	$315

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.000%	07/02/2007	$56,000	$459	$397
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.900%	08/08/2007	22,000	194	137
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.900%	02/01/2008	14,000	174	142
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.850%	08/08/2007	10,000	136	49
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.900%	03/31/2008	76,000	898	834

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments Total Return Fund II (Cont.)	March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	$43,000	$437	$716
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	41,000	453	1,123
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.950%	07/02/2007	22,900	247	138
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	27,500	287	195
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	112,000	1,354	2,066
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	67,000	772	1,781
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	29,000	194	181
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	16,000	186	94
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	08/08/2007	8,000	91	66
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.010%	10/25/2007	31,000	285	332
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.100%	02/01/2008	67,000	804	964
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	03/31/2008	72,500	965	795
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	8,000	68	129

							$8,004	$10,139

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$20,000	$19,784	$19,725
Fannie Mae	5.500%	04/01/2037	116,300	115,169	115,101
U.S. Treasury Notes	4.625%	02/15/2017	7,200	7,273	7,237

				$142,226	$142,063

(2) Market value includes $50 of interest payable on short sales.

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

Schedule of Investments Total Return Fund III	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	$1,000	$1,004

Idearc, Inc.
7.320% due 11/09/2014	8,600	8,662

Total Bank Loan Obligations (Cost $9,600)		9,666

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 17.5%
American Express Bank FSB
5.380% due 10/20/2009	4,000	3,999

American Express Centurion Bank
5.319% due 05/07/2008	3,600	3,600

American Express Credit Corp.
5.380% due 11/09/2009	5,700	5,705

American International Group, Inc.
5.050% due 10/01/2015	400	392
5.370% due 06/16/2009	5,800	5,803

ANZ National International Ltd.
5.400% due 08/07/2009	4,400	4,400

ASIF Global Financing XXVIII
5.400% due 05/03/2007	3,200	3,200

Bank of America Corp.
5.360% due 06/19/2009	18,300	18,328

Bank of America N.A.
5.360% due 02/27/2009	800	800

Bank of Ireland
5.360% due 12/19/2008	4,700	4,704

Bear Stearns Cos., Inc.
5.450% due 08/21/2009	2,700	2,703
5.660% due 01/30/2009	4,300	4,321

C10 Capital SPV Ltd.
6.722% due 12/01/2049	2,500	2,470

Calabash Re II Ltd.
13.755% due 01/08/2010	4,800	4,927

CIT Group, Inc.
5.500% due 12/19/2008	2,600	2,606

Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	3,900	3,906

Citigroup, Inc.
5.380% due 12/28/2009	400	400
5.388% due 12/26/2008	10,700	10,708
5.400% due 01/30/2009	4,300	4,302
6.125% due 08/25/2036	9,800	9,988

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
DnB NORBank ASA
5.430% due 10/13/2009	$3,300	$3,302

Export-Import Bank of China
4.875% due 07/21/2015	500	487

Ford Motor Credit Co.
7.250% due 10/25/2011	600	584

General Electric Capital Corp.
5.400% due 01/05/2009	10,500	10,508
5.420% due 10/06/2010	5,000	5,001
5.430% due 01/20/2010	13,200	13,229
5.430% due 08/15/2011	7,600	7,598
5.460% due 10/21/2010	900	902

GMAC LLC
6.000% due 12/15/2011	600	583

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	300	300
5.440% due 12/22/2008	10,410	10,426
5.440% due 11/16/2009	5,000	5,005
5.690% due 07/23/2009	7,900	7,945

HBOS PLC
5.920% due 09/29/2049	700	687

HBOS Treasury Services PLC
5.400% due 07/17/2009	6,500	6,511

HSBC Bank USA N.A.
5.480% due 06/10/2009	4,500	4,514

HSBC Capital Funding LP
9.547% due 12/31/2049	1,200	1,350

HSBC Finance Corp.
5.420% due 10/21/2009	2,600	2,601
5.640% due 11/16/2009	7,770	7,815

HSBC Holdings PLC
6.500% due 05/02/2036	3,800	4,030

ICICI Bank Ltd.
5.900% due 01/12/2010	5,800	5,811

International Lease Finance Corp.
3.125% due 05/03/2007	9,426	9,410

JPMorgan Chase & Co.
5.370% due 06/26/2009	2,900	2,900

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	700	698

KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	2,329

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	2,300	2,302
5.460% due 08/21/2009	3,950	3,952
5.460% due 11/16/2009	11,000	11,002
5.580% due 07/18/2011	3,000	3,007
5.610% due 11/10/2009	2,500	2,511

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	$6,300	$6,300
5.400% due 10/23/2008	4,400	4,401
5.428% due 12/04/2009	4,300	4,300
5.450% due 08/14/2009	3,800	3,802

Morgan Stanley
4.750% due 04/01/2014	110	105
5.360% due 11/21/2008	2,900	2,900
5.450% due 01/15/2010	10,100	10,104

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	600	614

Nordea Bank Sweden AB
8.950% due 11/29/2049	500	542

Petroleum Export Ltd.
5.265% due 06/15/2011	516	507

Phoenix Quake Ltd.
7.810% due 07/03/2008	600	604

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	600	603

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	300	281

Prudential Holdings LLC
8.695% due 12/18/2023	265	334

Resona Bank Ltd.
5.850% due 09/29/2049	800	797

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	2,900	2,903
7.648% due 08/31/2049	3,800	4,410

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	18,800	18,835

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,700	1,712

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	5,723

TNK-BP Finance S.A.
6.125% due 03/20/2012	700	696

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	18,400	18,411

Unicredito Italiano NY
5.370% due 05/29/2008	4,100	4,102

USB Capital IX
6.189% due 04/15/2049	600	616

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	3,500	3,506

Wachovia Bank N.A.
5.338% due 06/27/2008	3,900	3,904

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.490% due 10/15/2011	$14,600	$14,614

Westpac Banking Corp.
5.280% due 06/06/2008	2,300	2,300

World Financial Properties
6.950% due 09/01/2013	171	180

		352,668

INDUSTRIALS 2.1%
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	700	698

CODELCO, Inc.
6.150% due 10/24/2036	400	410

Comcast Corp.
5.875% due 02/15/2018	1,000	1,005
6.450% due 03/15/2037	1,000	1,004

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	1,900	1,904
5.810% due 08/03/2009	3,900	3,918

El Paso Corp.
9.625% due 05/15/2012	1,000	1,168

Gaz Capital for Gazprom
6.212% due 11/22/2016	700	702

General Mills, Inc.
5.490% due 01/22/2010	3,200	3,204

HJ Heinz Co.
6.428% due 12/01/2008	700	712

Marathon Oil Corp.
5.375% due 06/01/2007	200	200

Peabody Energy Corp.
7.375% due 11/01/2016	1,600	1,692

Pemex Project Funding Master Trust
5.750% due 12/15/2015	1,400	1,405
7.375% due 12/15/2014	500	554
9.125% due 10/13/2010	65	73

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	3,200	3,596

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	9,036

Transocean, Inc.
5.548% due 09/05/2008	3,900	3,906

Tyson Foods, Inc.
6.850% due 04/01/2016	400	417

United Airlines, Inc.
6.071% due 03/01/2013	205	206

52	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Vale Overseas Ltd.
6.250% due 01/23/2017	$700	$717
6.875% due 11/21/2036	700	726

Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,686

		41,939

UTILITIES 0.2%
Deutsche Telekom International Finance BV
8.000% due 06/15/2010	150	163

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,230

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,533

Sprint Capital Corp.
6.125% due 11/15/2008	800	811

		3,737

Total Corporate Bonds & Notes (Cost $396,477)		398,344

MUNICIPAL BONDS & NOTES 0.1%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	300	308

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,200	2,236

Total Municipal Bonds & Notes (Cost $2,430)		2,544

U.S. GOVERNMENT AGENCIES 56.2%
Fannie Mae
3.076% due 07/01/2034	80	81
4.179% due 03/01/2033	193	194
4.500% due 09/01/2034	155	146
4.548% due 07/01/2035	8,763	8,755
4.587% due 08/01/2035	9,463	9,445
4.673% due 05/25/2035	800	793
4.811% due 09/01/2034	868	867
4.865% due 01/01/2035	1,457	1,455
5.000% due 10/01/2017 - 05/01/2037	252,703	246,387
5.500% due 05/01/2013 - 07/01/2036	503,385	499,072
5.873% due 02/01/2031	6	7
6.000% due 10/01/2016 - 04/01/2037	290,458	292,669
6.133% due 07/01/2044	1,189	1,205

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
6.500% due 01/01/2011 - 06/25/2044	$1,586	$1,631
7.000% due 03/01/2013 - 10/01/2031	65	67
7.500% due 05/01/2011 - 02/01/2027	233	244
8.250% due 07/01/2017	1	1
9.000% due 06/01/2025	1	1
12.500% due 06/15/2015	5	6

Federal Housing Administration
7.430% due 01/25/2023	687	694

Freddie Mac
5.000% due 12/01/2017 - 09/01/2035	3,510	3,444
5.500% due 06/01/2019 - 11/01/2032	773	771
5.600% due 04/01/2033	30	31
5.757% due 08/15/2032	1,014	1,016
6.000% due 02/01/2016 - 04/01/2037	8,715	8,791
6.133% due 02/25/2045	655	658
6.500% due 05/01/2016 - 05/15/2032	34,284	35,428
7.000% due 11/01/2011 - 07/01/2029	2,486	2,597
7.188% due 07/01/2030	26	27
7.294% due 12/01/2022	55	55
7.500% due 07/01/2011 - 09/01/2025	49	50
8.000% due 01/01/2012	10	10

Ginnie Mae
4.750% due 02/20/2032	2,079	2,085
5.375% due 06/20/2022 - 01/20/2026	854	862
5.750% due 09/20/2023 - 08/20/2027	446	451
5.920% due 02/16/2030	166	168
6.000% due 01/15/2029 - 04/01/2037	2,555	2,589
6.125% due 10/20/2024 - 12/20/2026	409	415
6.500% due 05/15/2032 - 06/15/2032	60	61
7.000% due 12/15/2011 - 02/20/2032	72	74
10.250% due 02/15/2017	484	505

Small Business Administration
5.130% due 09/01/2023	847	849
5.520% due 06/01/2024	5,691	5,793
7.449% due 08/01/2010	229	239

Total U.S. Government Agencies (Cost $1,138,088)		1,130,689

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.4%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	$5,914	$5,623
2.375% due 01/15/2025	9,986	10,054
3.625% due 04/15/2028	3,128	3,809

U.S. Treasury Bonds
4.750% due 02/15/2037	3,200	3,151
6.000% due 02/15/2026	2,400	2,713
6.625% due 02/15/2027	3,300	4,004

Total U.S. Treasury Obligations (Cost $29,915)		29,354

MORTGAGE-BACKED SECURITIES 5.7%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	2,455	2,423

Banc of America Funding Corp.
4.113% due 05/25/2035	3,071	3,021

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	344	348

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	2,289	2,301
5.335% due 02/25/2033	355	358
5.624% due 02/25/2033	253	252

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	4,423	4,431

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	7,132	7,135

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	4,239	4,242

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,129	1,117

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	3,954	4,000

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	3,400	3,395

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	1,392	1,387

CS First Boston Mortgage Securities Corp.
5.540% due 11/15/2019	2,266	2,267

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	5,336	5,340

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	4,375	4,378
5.400% due 01/25/2047	4,181	4,183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harborview Mortgage Loan Trust
5.410% due 01/19/2038	$8,168	$8,179

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	3,176	3,179

Indymac ARM Trust
6.798% due 01/25/2032	30	30

Indymac Index Mortgage Loan Trust
5.174% due 01/25/2036	5,509	5,583
5.410% due 11/25/2046	3,134	3,135

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	1,822	1,823

Mellon Residential Funding Corp.
5.560% due 06/15/2030	3,799	3,807

Morgan Stanley Capital I
5.380% due 10/15/2020	2,853	2,853

Prime Mortgage Trust
5.720% due 02/25/2019	174	175
5.720% due 02/25/2034	737	739

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	14,798	14,787

Structured Asset Securities Corp.
5.331% due 10/25/2035	4,202	4,187
6.037% due 02/25/2032	57	57

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	3,755	3,755

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	3,601	3,603

Washington Mutual, Inc.
5.111% due 10/25/2032	403	402
5.610% due 10/25/2045	1,280	1,282
6.183% due 11/25/2042	910	915

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	5,206	5,172

Total Mortgage-Backed Securities (Cost $114,206)		114,241

ASSET-BACKED SECURITIES 6.7%
Asset-Backed Funding Certificates
5.380% due 11/25/2036	2,671	2,673
5.380% due 01/25/2037	3,282	3,284

Asset-Backed Securities Corp. Home Equity
5.595% due 09/25/2034	1,978	1,978

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	8,524	8,527
5.770% due 03/25/2043	553	554

54	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Capital One Auto Finance Trust
5.340% due 12/14/2007	$1,415	$1,416

Carrington Mortgage Loan Trust
5.640% due 10/25/2035	2,900	2,907

Citibank Credit Card Issuance Trust
6.875% due 11/16/2009	240	243

Countrywide Asset-Backed Certificates
5.370% due 07/25/2037	12,473	12,479
5.800% due 12/25/2031	502	503

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	17,474	17,463

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	5,459	5,463

Fremont Home Loan Trust
5.380% due 01/25/2037	2,941	2,940

GSAMP Trust
5.390% due 12/25/2036	4,144	4,146

HSBC Asset Loan Obligation
5.380% due 12/25/2036	9,006	9,002

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,218	2,219

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	6,818	6,821
5.370% due 08/25/2036	1,872	1,873

Lehman XS Trust
5.390% due 05/25/2046	1,761	1,762

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	689	690

MBNA Master Credit Card Trust USA
5.900% due 08/15/2011	300	306
7.800% due 10/15/2012	200	217

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	4,173	4,175
5.360% due 10/25/2036	1,936	1,937
5.370% due 11/25/2036	7,781	7,786

Navistar Financial Corp. Owner Trust
2.590% due 03/15/2011	472	463

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	3,976	3,979

Option One Mortgage Loan Trust
5.370% due 01/25/2037	6,175	6,178

Residential Asset Securities Corp.
5.390% due 11/25/2036	4,471	4,474

Securitized Asset-Backed Receivables LLC Trust
5.380% due 12/25/2036	5,851	5,854

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Structured Asset Securities Corp.
5.370% due 10/25/2036	$4,864	$4,866
5.420% due 07/25/2035	1,137	1,137

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	2,871	2,872
5.440% due 12/25/2035	4,290	4,293

Total Asset-Backed Securities (Cost $135,481)		135,480

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		200	204

China Development Bank
5.000% due 10/15/2015		600	590

		SHARES
Mexico Government International Bond Rights
0.000% due 06/30/2007		17,950,000	260

Total Sovereign Issues (Cost $839)			1,054

FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%
HBOS PLC
4.875% due 03/29/2049	EUR	7,480	10,075

Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	1,123,220	9,461

JSG Holding PLC
6.734% due 11/29/2014	EUR	163	220
6.757% due 11/29/2014		108	147
6.835% due 11/29/2014		396	535
6.862% due 11/29/2014		122	165
6.896% due 11/29/2014		211	285

KBC Bank Funding Trust I
6.875% due 06/30/2049		3,000	4,203

Total Foreign Currency-Denominated Issues (Cost $23,464)			25,091

		SHARES
PREFERRED STOCKS 0.9%
Centaur Funding Corp.
9.080% due 04/21/2020		125	147

DG Funding Trust
7.600% due 12/31/2049		1,065	11,239

Northern Rock PLC
8.000% due 12/31/2049		260,000	6,536

Total Preferred Stocks (Cost $17,965)			17,922

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 27.2%

CERTIFICATES OF DEPOSIT 5.7%
Bank of Ireland
5.400% due 01/15/2010	$11,100	$11,107

Barclays Bank PLC
5.281% due 03/17/2008	16,800	16,797

BNP Paribas
5.262% due 05/28/2008	3,100	3,101
5.262% due 07/03/2008	16,700	16,694

Calyon Financial, Inc.
5.340% due 01/16/2009	7,900	7,900

Fortis Bank NY
5.265% due 04/28/2008	8,200	8,210
5.265% due 06/30/2008	3,100	3,101
5.300% due 09/30/2008	4,500	4,499

Nordea Bank Finland PLC
5.308% due 05/28/2008	2,900	2,902

Royal Bank of Canada
5.295% due 06/30/2008	8,100	8,109

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	7,000	7,000
5.265% due 03/26/2008	5,800	5,799

Societe Generale NY
5.258% due 06/11/2007	3,000	3,000
5.269% due 06/30/2008	12,900	12,905
5.271% due 06/30/2008	3,000	3,001

		114,125

COMMERCIAL PAPER 17.0%
Abbey National N.A. LLC
5.200% due 06/11/2007	38,300	38,300

Bank of America Corp.
5.200% due 07/24/2007	39,400	39,122
5.240% due 07/24/2007	2,300	2,294

Calyon N.A. LLC
5.175% due 07/09/2007	52,600	51,831

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	13,400	13,237

Federal Home Loan Bank
5.000% due 04/02/2007	2,400	2,400

IXIS Commercial Paper Corp.
5.230% due 06/13/2007	18,800	18,609

Rabobank USA Financial Corp.
5.400% due 04/02/2007	55,300	55,300

Societe Generale NY
5.220% due 08/22/2007	41,700	41,209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Swedbank AB
5.235% due 06/05/2007	$18,400	$18,357

UBS Finance Delaware LLC
5.185% due 08/01/2007	1,800	1,786
5.215% due 08/01/2007	27,800	27,517
5.225% due 08/01/2007	300	297
5.235% due 08/01/2007	31,000	30,923

		341,182

REPURCHASE AGREEMENTS 3.4%
Lehman Brothers, Inc.
5.150% due 04/02/2007	69,000	69,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $70,300. Repurchase proceeds are $69,030.)

TRI-PARTY REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	6,003	6,003

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 5.250% due 04/15/2016 valued at $6,125. Repurchase proceeds are $6,005.)

U.S. TREASURY BILLS 0.8%
4.951% due 05/31/2007 - 06/14/2007 (a)(c)(e)	16,555	16,373

Total Short-Term Instruments (Cost $546,710)		546,683

PURCHASED OPTIONS (g) 0.5%
(Cost $8,362)		9,211

Total Investments (d) 120.2% (Cost $2,423,537)		$2,420,279

Written Options (h) (0.5%) (Premiums $8,225)		(9,534)

Other Assets and Liabilities (Net) (19.7%)		(397,810)

Net Assets 100.0%		$2,012,935

56	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $2,225 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $21,859 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $13,653 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	416	$(129)
90-Day Euribor December Futures	Long	12/2008	193	(40)
90-Day Euribor June Futures	Long	06/2008	845	(263)
90-Day Euribor March Futures	Long	03/2008	408	(226)
90-Day Euribor September Futures	Long	09/2008	191	(50)
90-Day Eurodollar December Futures	Long	12/2007	5,834	(230)
90-Day Eurodollar December Futures	Long	12/2008	728	592
90-Day Eurodollar June Futures	Long	06/2008	1,947	430
90-Day Eurodollar March Futures	Long	03/2008	5,094	575
90-Day Eurodollar September Futures	Long	09/2007	1,202	(395)
90-Day Eurodollar September Futures	Long	09/2008	501	457
90-Day Euroyen December Futures	Long	12/2007	516	107
90-Day Euroyen September Futures	Long	09/2007	375	82
Euro-Bund 10-Year Note June Futures	Long	06/2007	189	(164)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	141	23
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	265	51
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	175	23
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	581	21
U.S. Treasury 2-Year Note June Futures	Short	06/2007	240	25
U.S. Treasury 10-Year Note June Futures	Short	06/2007	396	130
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	248	429
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	257	(279)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	22	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	218	(43)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	249	(109)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	155	(198)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	68	(67)

				$751

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	145,000	$11
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$12,000	54
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		3,000	14

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  Total Return Fund III  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.830%		07/20/2011	$1,000	$12
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	2,500	20
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	1,500	(2)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	3,000	3
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	3,200	27
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	1,500	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	26,000	90
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007	1,000	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	1,100	12
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	2,400	(1)
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	100	2
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	900	3
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	2,700	(3)
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	1,300	0
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	1.430%		07/20/2011	1,400	43
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	800	6
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	400	8
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	900	2
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%		12/20/2008	4,000	4
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	1,000	1
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	800	8

58	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%	06/20/2007	$1,000	$8
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%	06/20/2007	3,900	33

						$362

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	5,400	$(23)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	3,400	37
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		3,700	94
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		8,200	73
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	1,300	(33)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,100	(44)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,800	39
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		10,300	210
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		5,700	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		1,400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		4,300	5
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		9,300	179
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,200	28
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	14,300	15
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		8,100	(25)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		12,500	36
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,000	78
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,800	224
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,700	(7)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		8,600	7
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		16,900	(76)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		35,400	(758)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		3,200	284
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		800	33
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		7,500	(26)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		5,900	598
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	760,000	(2)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		5,640,000	35
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,210,000	6
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		2,620,000	75
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		5,113,000	248
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		670,000	4
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		890,000	57

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Total Return Fund III  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		$1,014,000	$104
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		420,000	4
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		310,000	17
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		310,000	33
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		675,000	68
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		12,800,000	48
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		730,000	5
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		14,920,000	56
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		1,930,000	67
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		520,000	49
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	7,000	11
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		8,400	24
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		9,200	55
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		86,100	41
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		53,400	(52)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		4,500	(34)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		36,800	105
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		4,400	(55)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		136,000	348
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		181,900	788
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		8,500	(315)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		15,100	111
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		9,200	(193)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		11,300	(9)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		136,000	330
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		40,700	263
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		35,000	(1,184)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		200	0

							$2,056

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.000	06/18/2007	1,224	$11	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	970	9	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	300	3	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	711	7	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	195	2	0

				$32	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	16,000	$74	$2
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		54,000	308	7

60	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	37,000	$206	$21
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		35,000	169	5
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	7,500	35	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		4,900	28	0
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	06/15/2007		12,000	54	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$112,000	414	311
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		46,000	187	123
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		21,000	92	75
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		59,000	170	147
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		52,000	116	31
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		148,100	784	796
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		87,000	383	556
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		86,000	413	943
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		50,000	207	81
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		90,000	234	50
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		239,000	1,257	1,674
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007		186,500	719	1,651
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		84,000	190	99
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		141,000	180	226
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		63,000	253	311
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		131,200	651	942
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		146,800	888	789
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		16,000	59	102

								$8,071	$8,942

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments  Total Return Fund III  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$2,000	$87	$104
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	2,000	87	76
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	46	47
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	39	42

				$259	$269

(h)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	240	$95	$191
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	140	32	55
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	71	17	12
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	99	9	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	416	98	13
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	71	19	21

				$270	$294

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR 6,000	$72	$14
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	23,000	314	54
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007	16,000	206	85
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	15,000	169	36
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 2,100	34	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	1,400	28	0
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	3,000	48	1
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	$49,000	402	348
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	20,000	176	125
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	13,000	162	132
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007	9,000	123	44
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	64,000	754	702
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	38,000	386	633

62	PIMCO Funds	Total Return Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	$37,000	$409	$1,013
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	20,100	217	121
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	21,500	225	153
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	104,000	1,257	1,918
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007	61,200	705	1,627
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	27,000	180	169
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	14,000	162	83
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	7,000	80	57
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	27,000	249	289
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	57,000	684	820
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	64,100	853	703
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	7,000	60	113

							$7,955	$9,240

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	04/01/2037	$8,700	$236,459	$236,238
U.S. Treasury Notes	4.625%	02/15/2017	6,700	6,768	6,735

				$243,227	$242,973

(2) Market value includes $46 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	3,451	04/2007	$32	$0	$32
Buy	BRL	23,016	05/2007	593	0	593
Sell		23,016	05/2007	3	0	3
Buy		4,874	06/2007	151	0	151
Buy		5,506	10/2007	0	(14)	(14)
Buy		23,016	03/2008	0	(23)	(23)
Buy	CAD	342	04/2007	4	0	4
Buy	CLP	234,969	05/2007	0	(11)	(11)
Buy		177,894	11/2007	5	0	5
Buy	CNY	192	09/2007	1	0	1
Buy		29,290	11/2007	46	0	46

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  Total Return Fund III  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		4,468	11/2007	$1	$0	$1
Buy		14,525	01/2008	0	0	0
Buy	EUR	1,912	04/2007	1	0	1
Sell		20,859	04/2007	0	(13)	(13)
Buy	GBP	197	04/2007	2	0	2
Sell		5,080	04/2007	0	(63)	(63)
Buy	INR	13,391	05/2007	10	0	10
Buy		10,566	06/2007	3	0	3
Buy	JPY	94,260	05/2007	0	(2)	(2)
Sell		2,463,758	05/2007	0	(564)	(564)
Buy	KRW	221,204	04/2007	0	(1)	(1)
Sell		612,351	04/2007	2	0	2
Buy		3,367,384	05/2007	0	(15)	(15)
Buy		493,800	06/2007	2	0	2
Buy	MXN	29,747	04/2007	4	(27)	(23)
Sell		29,747	04/2007	6	0	6
Buy		29,747	03/2008	0	(6)	(6)
Buy	NZD	1,011	04/2007	12	0	12
Buy	PLN	2,634	04/2007	27	0	27
Sell		2,634	04/2007	0	(3)	(3)
Buy		2,634	09/2007	3	0	3
Buy	RUB	2,936	09/2007	1	0	1
Buy		31,519	11/2007	17	0	17
Buy		154,267	12/2007	54	0	54
Buy	SGD	2,298	04/2007	15	0	15
Sell		1,273	04/2007	0	(2)	(2)
Buy		5,053	07/2007	28	0	28
Buy		517	09/2007	3	0	3
Buy		316	10/2007	0	0	0
Buy	TWD	6,352	04/2007	0	(2)	(2)
Sell		6,352	04/2007	0	0	0
Buy		21,990	05/2007	0	0	0
Sell		21,833	05/2007	0	0	0
Buy		6,352	06/2007	0	0	0
Buy	ZAR	1,525	06/2007	0	(4)	(4)

				$1,026	$(750)	$276

64	PIMCO Funds	Total Return Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Funds’ assets that are invested in one or more open end management investment companies, the Funds’ net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the

Annual Report	March 31, 2007	65

Notes to Financial Statements  (Cont.)

security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

66	PIMCO Funds	Total Return Funds

March 31, 2007

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Annual Report	March 31, 2007	67

Notes to Financial Statements  (Cont.)

Non U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CLP	Chilean Peso	PLN	Polish Zloty
CNY	Chinese Yuan Renminbi	RUB	Russian Ruble
EUR	Euro	SGD	Singapore Dollar
GBP	Great British Pound	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

68	PIMCO Funds	Total Return Funds

March 31, 2007

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate

Annual Report	March 31, 2007	69

Notes to Financial Statements  (Cont.)

Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 — Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statements of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the

70	PIMCO Funds	Total Return Funds

March 31, 2007

securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S.

Annual Report	March 31, 2007	71

Notes to Financial Statements  (Cont.)

Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(r) Bridge Debt Commitments  At the period ended March 31, 2007, the Total Return Fund had $14,941,381 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

72	PIMCO Funds	Total Return Funds

March 31, 2007

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or ”IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2007	73

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee	Administration Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
Total Return Fund	0.25%	0.18%	0.18%	0.40%	0.25%	0.40%
Total Return Fund II	0.25%	0.25%	0.25%	N/A	N/A	N/A
Total Return Fund III	0.25%	0.25%	0.25%	N/A	N/A	N/A

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

74	PIMCO Funds	Total Return Funds

March 31, 2007

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $7,507,230 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund

Annual Report	March 31, 2007	75

Notes to Financial Statements  (Cont.)

or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$301,924	$0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$197,422,323	$202,961,552	$27,681,279	$8,339,648
Total Return Fund II	3,838,555	3,821,478	572,736	114,017
Total Return Fund III	3,304,417	3,152,423	727,652	113,923

76	PIMCO Funds	Total Return Funds

March 31, 2007

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Total Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP	1,893,000	EUR	0	$289,868
Sales	424,819	56,696,400		371,300		3,461,000	761,860
Closing Buys	(141,167)	(24,954,700)		(118,900)		0	(260,353)
Expirations	(271,649)	(6,143,600)		(1,774,100)		0	(134,456)
Exercised	(164,028)	0		0		0	(122,792)
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127

	Total Return Fund II
	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	4,078	$351,900	$5,594
Sales	7,933	963,500	12,102
Closing Buys	(2,442)	(412,000)	(4,099)
Expirations	(5,661)	(180,500)	(3,131)
Exercised	(2,797)	0	(2,172)
Balance at 03/31/2007	1,111	$722,900	$8,294

	Total Return Fund III
	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2006	3,726	$283,100	GBP	37,500	EUR	0	$5,109
Sales	7,108	842,000		6,500		60,000	11,539
Closing Buys	(2,971)	(304,200)		0		0	(4,814)
Expirations	(6,752)	(251,800)		(2,100)		35,400	(3,540)
Exercised	(74)	0		0		0	(69)
Balance at 03/31/2007	1,037	$569,100	GBP	41,900	EUR	95,400	$8,225

Annual Report	March 31, 2007	77

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,527,227	$15,837,703	1,574,072	$16,690,048
Administrative Class	524,726	5,439,396	547,585	5,808,584
Other Classes	646,323	6,697,035	654,927	6,939,008
Issued as reinvestment of
Institutional Class	265,924	2,760,662	223,536	2,361,725
Administrative Class	81,295	843,956	70,167	741,582
Other Classes	63,108	655,256	51,292	541,750
Cost of shares redeemed
Institutional Class	(1,241,856)	(12,852,561)	(858,587)	(9,088,936)
Administrative Class	(452,850)	(4,688,488)	(420,062)	(4,447,016)
Other Classes	(556,415)	(5,761,880)	(481,055)	(5,095,644)
Net increase (decrease) from Fund share transactions	857,482	$8,931,079	1,361,875	$14,451,101

	Total Return Fund II
	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	43,408	$426,897	56,475	$567,954
Administrative Class	1,857	18,278	2,578	25,954
Other Classes	0	0	0	0
Issued as reinvestment of
Institutional Class	9,524	93,813	8,322	83,529
Administrative Class	475	4,676	457	4,591
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(51,578)	(506,421)	(85,373)	(860,294)
Administrative Class	(4,274)	(42,197)	(4,143)	(41,735)
Other Classes	0	0	0	0
Net increase (decrease) from Fund share transactions	(588)	$(4,954)	(21,684)	$(220,001)

78	PIMCO Funds	Total Return Funds

March 31, 2007

	Total Return Fund III
	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	54,462	$498,363	71,984	$674,809
Administrative Class	498	4,565	951	8,955
Other Classes	0	0	0	0
Issued as reinvestment of
Institutional Class	8,873	81,474	7,855	73,364
Administrative Class	74	677	67	625
Other Classes	0	0	0	0
Cost of shares redeemed
Institutional Class	(50,112)	(458,637)	(38,408)	(359,746)
Administrative Class	(788)	(7,258)	(335)	(3,125)
Other Classes	0	0	0	0
Net increase (decrease) from Fund share transactions	13,007	$119,184	42,114	$394,882

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to

Annual Report	March 31, 2007	79

Notes to Financial Statements  (Cont.)

dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

80	PIMCO Funds	Total Return Funds

March 31, 2007

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post- October Deferrals(4)
Total Return Fund	$1,754	$0	$51,479	$(153,764)	$(141,435)	$(603,041)
Total Return Fund II	0	0	(7,495)	(793)	(41,909)	(1,102)
Total Return Fund III	1,245	0	(3,150)	(2,848)	(9,494)	(1,160)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Funds elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses
	2014	2015
Total Return Fund	$0	$141,435
Total Return Fund II	21,218	20,691
Total Return Fund III	659	8,835

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
Total Return Fund	$110,795,318	$615,625	$(543,459)	$72,166
Total Return Fund II	2,556,798	10,448	(16,696)	(6,248)
Total Return Fund III	2,423,576	7,895	(11,192)	(3,297)

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

Annual Report	March 31, 2007	81

Notes to Financial Statements  (Cont.)

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
Total Return Fund	$4,900,192	$0	$0	$4,090,974	$1,861	$135,770
Total Return Fund II	103,079	0	2,374	96,005	0	0
Total Return Fund III	91,162	0	0	82,718	0	0

(6) Includes short-term capital gains distributed.

(7) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

82	PIMCO Funds	Total Return Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Adminstrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments or summary schedules of investments as indicated, and the related statements of operations and of changes in net assets and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, and Total Return Fund III, three of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	83

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
Total Return Fund	0.04%	0.04%	$4,021,459	$0
Total Return Fund II	1.11%	1.41%	99,048	0
Total Return Fund III	1.29%	1.52%	74,354	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

84	PIMCO Funds	Total Return Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust
Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).
E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).
J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).
William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

*	Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.
**	Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	85

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

86	PIMCO Funds	Total Return Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-25062-02

PIMCO Funds Annual Report

MARCH 31, 2007

PIMCO Total Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for PIMCO Total Return Fund covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

On the following pages, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Cumulative Return chart assumes the initial investment was made at the beginning of the first full month following the class’ inception. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at (866) 746-2606.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for this fund is from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO Total Return Fund	Class A:	PTTAX
	Class B:	PTTBX
	Class C:	PTTCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Above-benchmark duration, specifically in the latter part of 2006, contributed to returns as yields fell from their peak in June.

•	A bias towards a steepening yield curve added to performance as the yield curve steepened dramatically in the first quarter of 2007.

•	An underweight to corporate securities detracted from performance as this sector outperformed like-duration Treasuries.

•	A modest allocation to high-yield corporate bonds added to returns as they outperformed Treasuries.

•	Diversification of interest rate exposure via non-U.S. securities, particularly exposure to short maturities in the U.K., detracted from returns as they underperformed their U.S. counterparts.

•	Slight exposure to emerging markets bonds benefited performance as they outperformed Treasuries.

•	Substituting real return bonds for nominal Treasuries detracted from performance as Treasury Inflation-Protected Securities (“TIPS”) underperformed conventional, non-inflation linked Treasuries.

•	Exposure to a variety of foreign currencies, with an emphasis on the Japanese yen, detracted from performance as the yen depreciated relative to the U.S. dollar.

Sector Breakdown*

U.S. Government Agencies	43.7%
Short-Term Instruments	25.3%
Corporate Bonds & Notes	22.0%
Mortgage-Backed Securities	3.0%
Asset-Backed Securities	2.9%
Other	3.1%

* % of total investments as of 03/31/2007

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Class A	5.83%	5.25%	6.58%	7.80%
PIMCO Total Return Fund Class A (adjusted)	1.86%	4.45%	6.17%	7.55%
PIMCO Total Return Fund Class B	5.04%	4.47%	6.02%	7.52%
PIMCO Total Return Fund Class B (adjusted)	1.54%	4.39%	6.02%	7.52%
PIMCO Total Return Fund Class C (adjusted)	4.05%	4.47%	5.79%	7.01%
Lehman Brothers Aggregate Bond Index	6.59%	5.35%	6.45%	7.52%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.72%	6.97%

* The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% for Class A shares and 1.65% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 7/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,024.04	$1,020.26	$1,020.26	$1,020.44	$1,016.70	$1,016.70
Expenses Paid During Period†	$4.54	$8.31	$8.31	$4.53	$8.30	$8.30

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.65% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $328,800) (g)		$330,181	0.3%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.620% due 11/24/2008 - 10/14/2016	$402,100	402,864	0.4%

Citigroup, Inc.
4.200% - 6.125% due 06/04/2007 - 08/25/2036	1,053,954	1,054,741	1.0%

General Electric Capital Corp.
3.250% - 8.310% due 06/22/2007 - 05/05/2026	1,923,248	1,928,718	1.9%

Goldman Sachs Group, Inc. (l)
3.875% - 7.350% due 10/05/2007 - 02/15/2033	1,145,147	1,146,618	1.1%

HBOS Treasury Services PLC
5.320% - 5.400% due 07/17/2008 - 07/17/2009	127,600	127,786	0.1%

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	478,200	478,288	0.5%

Morgan Stanley
3.625% - 6.750% due 07/27/2007 - 10/18/2016	1,064,732	1,066,054	1.0%

Royal Bank of Scotland Group PLC
5.350% - 9.118% due 12/21/2007 - 08/31/2049	371,095	380,900	0.4%

Other Banking & Finance (g)(l)		11,707,755	11.3%

Total Banking & Finance		18,293,724	17.7%

INDUSTRIALS
Total Industrials (g)(l)		4,498,944	4.3%

UTILITIES
Total Utilities (g)(l)		1,618,906	1.6%

Total Corporate Bonds & Notes (Cost $24,245,886)		24,411,574	23.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $488,597) (g)(l)		535,412	0.5%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	977,657	945,824	0.9%
5.000% due 10/01/2035	1,591,776	1,539,947	1.5%
5.000% due 02/01/2036	767,073	742,097	0.7%
5.000% due 03/01/2036	3,645,434	3,526,737	3.4%
5.000% due 04/01/2037	631,700	610,380	0.6%
5.000% due 05/01/2037	1,134,600	1,096,307	1.1%
5.500% due 04/01/2034	614,679	609,754	0.6%
5.500% due 04/01/2034 (e)	158,015	156,769	0.2%
5.500% due 05/01/2034	2,093,495	2,076,892	2.0%
5.500% due 09/01/2034	1,236,898	1,226,433	1.2%
5.500% due 11/01/2034	1,291,483	1,280,557	1.2%
5.500% due 01/01/2035	1,288,692	1,277,678	1.2%
5.500% due 02/01/2035	2,322,342	2,302,332	2.2%
5.500% due 02/01/2035 (e)	324,383	321,826	0.3%

8	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
5.500% due 03/01/2035		$1,118,199	$1,108,151	1.1%
5.500% due 04/01/2035		1,285,433	1,273,768	1.2%
5.500% due 05/01/2035		1,511,731	1,497,958	1.4%
5.500% due 06/01/2035		980,783	971,835	0.9%
5.500% due 07/01/2035		809,903	802,519	0.8%
5.500% due 08/01/2035		735,136	728,428	0.7%
5.500% due 09/01/2035		772,587	765,536	0.7%
5.500% due 10/01/2035		592,668	587,259	0.6%
5.500% due 01/01/2036		1,930,797	1,913,169	1.9%
5.500% due 04/01/2036		876,411	867,657	0.8%
5.500% due 04/01/2037		1,504,550	1,489,035	1.4%
6.000% due 04/01/2037		1,102,850	1,111,121	1.1%
6.000% due 05/01/2037		3,202,900	3,225,922	3.1%
0.000% - 1122.425% due 06/01/2007 - 01/25/2048 (a)(b)(e)		10,889,925	10,811,966	10.5%

Federal Home Loan Bank
5.500% due 03/02/2009		198,600	198,600	0.2%

Freddie Mac
3.500% - 1007.500% due 05/01/2007 - 02/25/2045 (a)		2,543,007	2,556,286	2.5%

Other U.S. Government Agencies (a)(g)			823,134	0.8%

Total U.S. Government Agencies (Cost $48,642,421)			48,445,877	46.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		567,955	571,815	0.6%

Other U.S. Treasury Obligations (g)			698,157	0.7%

Total U.S. Treasury Obligations (Cost $1,318,905)			1,269,972	1.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,346,620) (a)(g)(l)			3,344,039	3.2%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $3,228,629) (g)			3,202,796	3.1%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $100,224) (g)			110,520	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	72,843	0.1%

General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,264	0.0%

Other Foreign Currency-Denominated Issues (g)			541,573	0.5%

Total Foreign Currency-Denominated Issues (Cost $560,585)			627,680	0.6%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$494,200	494,389	0.5%

See Accompanying Notes	Annual Report	March 31, 2007	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Citibank New York N.A.
5.310% due 05/22/2007	$500,000	$500,000	0.5%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008	495,400	495,475	0.5%

HBOS Treasury Services PLC
5.240% due 06/08/2007	3,300	3,268	0.0%

Royal Bank of Canada
5.230% - 5.267% due 05/21/2007 - 06/30/2008	778,820	777,185	0.8%

Royal Bank of Scotland Group PLC
5.262% - 5.265% due 03/26/2008 - 07/03/2008	572,540	572,509	0.5%

Societe Generale NY
5.258% - 5.270% due 06/20/2007 - 06/30/2008	404,030	404,033	0.4%

Unicredito Italiano SpA
5.295% due 07/23/2007	550,000	550,000	0.5%

Other Certificates of Deposit (g)		1,867,816	1.8%

Total Certificates of Deposit		5,664,675	5.5%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.210% - 5.230% due 06/11/2007	730,000	723,680	0.7%

Bank of America Corp.
5.195% - 5.245% due 07/24/2007	1,374,525	1,363,018	1.3%

Barclays U.S. Funding Corp.
5.215% - 5.250% due 06/29/2007	763,600	759,750	0.7%

BNP Paribas Finance, Inc.
5.185% - 5.410% due 07/06/2007	503,800	497,931	0.5%

Dexia Delaware LLC
5.205% - 5.260% due 05/07/2007 - 06/13/2007	885,345	880,551	0.9%

Fannie Mae
5.080% - 5.140% due 04/04/2007 - 07/02/2007	57,200	56,609	0.1%

Federal Home Loan Bank
5.000% - 5.160% due 04/02/2007 - 04/13/2007	2,443,300	2,443,272	2.4%

Freddie Mac
5.050% - 5.145% due 04/04/2007 - 06/18/2007	48,956	48,656	0.1%

General Electric Capital Corp.
5.200% - 5.220% due 10/26/2007	800,700	788,659	0.8%

HBOS Treasury Services PLC
5.215% - 5.240% due 06/11/2007 - 06/29/2007	1,156,600	1,146,816	1.1%

Royal Bank of Scotland Group PLC
5.215% due 06/08/2007	226,200	223,897	0.2%

Santander Hispano Finance Delaware
5.170% - 5.245% due 06/14/2007	452,600	450,845	0.4%

Societe Generale NY
5.185% - 5.380% due 08/22/2007	882,700	874,153	0.8%

Swedbank AB
5.225% - 5.250% due 06/05/2007 - 06/21/2007	844,625	838,608	0.8%

10	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
UBS Finance Delaware LLC
5.160% - 5.240% due 08/01/2007	$2,410,500	$2,390,753	2.3%

Unicredito Italiano SpA
5.200% - 5.250% due 07/16/2007	813,700	807,055	0.8%

Other Commercial Paper (g)		5,111,207	4.9%

Total Commercial Paper		19,405,460	18.8%

REPURCHASE AGREEMENTS
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,077. Repurchase proceeds are $3,001.)	3,000	3,000	0.0%

Lehman Brothers, Inc.
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $20,114 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $383,675. Repurchase proceeds are $396,470.)	396,300	396,300	0.4%

UBS Securities LLC
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $715,528 and U.S. Treasury Strips 0.000% due 11/15/2021 valued at $388,696. Repurchase proceeds are $1,081,464.)	1,081,000	1,081,000	1.0%

Total Repurchase Agreements		1,480,300	1.4%

TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 04/02/2007 (Dated 03/30/2007. Collateralized by Fannie Mae 4.375% - 6.000% due 05/15/2011 - 02/13/2017 valued at $442,781; Federal Home Loan Bank 5.375% due 07/17/2009 valued at $38,845; and Freddie Mac 5.250% - 5.300% due 01/09/2012 - 10/19/2015 valued at $1,264. Repurchase proceeds are $473,613.)	473,420	473,420	0.5%

U.S. TREASURY BILLS
U.S. Treasury Bills
4.886% - 5.040% due 05/03/2007 - 06/21/2007 (d)(h)	970,640	960,362	0.9%

Total U.S. Treasury Bills		960,362	0.9%

Total Short-Term Instruments (Cost $27,985,673)		27,984,217	27.1%

Purchased Options
(Cost $540,640) (j)		605,216	0.6%

Total Investments (Cost $110,786,980) (f)		$110,867,484	107.2%

Written Options (Premiums $534,127) (k)		(606,273)	(0.6%	)

Other Assets and Liabilities (Net)		(6,805,972)	(6.6%	)

Net Assets		$103,455,239	100.0%

See Accompanying Notes	Annual Report	March 31, 2007	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

Notes to Summary Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only security.
(b)	The grouping contains Principal only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $133,835 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $574,765 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $922,307 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2007.
(h)	Securities with an aggregate market value of $748,670 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19,841	$(6,142)
90-Day Euribor December Futures	Long	12/2008	7,374	(1,499)
90-Day Euribor June Futures	Long	06/2008	38,787	(11,685)
90-Day Euribor March Futures	Long	03/2008	16,641	(8,828)
90-Day Euribor September Futures	Long	09/2008	7,282	(1,881)
90-Day Eurodollar December Futures	Long	12/2007	348,638	16,103
90-Day Eurodollar December Futures	Long	12/2008	40,350	33,135
90-Day Eurodollar June Futures	Long	06/2008	95,797	22,462
90-Day Eurodollar March Futures	Long	03/2008	251,869	38,240
90-Day Eurodollar September Futures	Long	09/2007	57,757	(17,900)
90-Day Eurodollar September Futures	Long	09/2008	24,737	23,400
90-Day Euroyen December Futures	Long	12/2007	28,012	5,710
90-Day Euroyen September Futures	Long	09/2007	20,951	4,460
Euro-Bund 10-Year Note June Futures	Long	06/2007	10,079	(8,865)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	7,610	1,282
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	13,581	2,645
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	9,550	1,239
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	30,741	990
U.S. Treasury 2-Year Note June Futures	Short	06/2007	13,192	1,375
U.S. Treasury 10-Year Note June Futures	Short	06/2007	52,005	8,551
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	12,571	13,994
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	16,436	(18,115)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,090	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	16,227	(4,825)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	25,090	(12,400)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(10,084)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,143	(4,350)

				$66,964

12	PIMCO Funds	See Accompanying Notes

March 31, 2007

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	8,849,000	$672
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007		$20,000	18
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007		10,000	83
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007		10,000	49
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008		11,000	(46)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008		2,500	1
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008		3,200	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		5,000	(4)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010		50,000	141
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010		50,000	165
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010		5,000	619
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011		10,700	(118)
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012		10,000	(60)
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014		10,600	(105)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910%	)	06/20/2016		10,500	184
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		133,000	600
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007		25,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008		12,000	9
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		29,000	6
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		9,000	41
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008		800	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		4,440	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009		14,600	16

See Accompanying Notes	Annual Report	March 31, 2007	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	$10,500	$(25)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	15,000	9
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	15,000	(129)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	15,000	155
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	10,000	70
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	647
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	11,000	25
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	8,000	38
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	13,000	118
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	10,000	98
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	23,000	251
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	800	9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	111
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	67
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(10)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(83)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	104
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(129)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(84)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	(17)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	10
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(63)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	(54)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	27
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	10,000	31

14	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	$10,400	$(8)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(80)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(36)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	10,400	43
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	(67)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	237
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	10,000	87
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	(139)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	51
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(176)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	(60)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	(93)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	(13)
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	185
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(112)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(153)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	15
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(41)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	446
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	94
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	(9)
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(8)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	(4)
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	(15)
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	14,000	(9)

See Accompanying Notes	Annual Report	March 31, 2007	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	$15,000	$19
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	42
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007	20,000	168
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(30)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(15)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(7)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(1)
Credit Suisse First Boston	Centerpoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	377
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	500	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	8,600	(1)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	0
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	241
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(21)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	(32)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	(32)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	(7)
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	(152)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(181)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	621
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(10)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	10,000	93

16	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	$100,000	$(27)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	3,000	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(97)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(46)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(28)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	9
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	9,800	6
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	7
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	66
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	229
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	(28)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	551
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	554
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	574
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	605
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	638
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	1,225
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(78)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	(68)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	108
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	78
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	8,000	54
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	(83)

See Accompanying Notes	Annual Report	March 31, 2007	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	$26,000	$388
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	6
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	142
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	63
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	88
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(20)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(5)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(9)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	34
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	19
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	71
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	(13)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,250,000	4,999
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	24
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	30
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	47
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	4,100	6
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	33,280	8
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	55

18	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	$3,500	$40
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	305
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	253
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.080%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.090%		09/20/2007	75,000	9
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.080%		09/20/2007	100,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.090%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.100%		09/20/2007	50,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(9)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(24)
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	376
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(15)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	10,000	(46)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	745
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	739
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(17)
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(41)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	65
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(38)
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	11,250	(1)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(3)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	75
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	146
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	176
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	434,000	1,277
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	2,800	10

See Accompanying Notes	Annual Report	March 31, 2007	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	$5,000	$37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	67
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	96
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	99
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	25,900	(27)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	114
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(90)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	62
Lehman Brothers, Inc.	Qwest Corp. 7.200% due 11/10/2026	Sell	0.170%		03/20/2008	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	163
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	235
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	9
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	124
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	(1)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009	12,800	2
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	162
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	224
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	40,000	533
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(25)

20	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	$10,000	$549
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	10,600	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	5
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	(16)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	889
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	349
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	(28)
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	(12)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 01/15/2012	Buy	(0.100%	)	03/20/2012	10,800	9
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	06/20/2012	11,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,236
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	172
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	35,000	(134)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	1,084
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	328
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	864
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	336
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	143
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	43

See Accompanying Notes	Annual Report	March 31, 2007	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	$20,000	$(48)
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	23
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(12)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	68
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	609
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	139
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	16
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	101
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	80
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	216
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	84
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	81
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	58,000	53
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(82)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%		12/20/2008	43,000	39
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	34
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	14,300	10

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	$3,500	$(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	546
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	927
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(67)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	434
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	29
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(53)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,551
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(8)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	(20)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	88
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	74
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	30
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(77)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	(31)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	10
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	144
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	9,600	(51)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	101
Royal Bank of Canada	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	516
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007	50,000	45
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	198
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	4

See Accompanying Notes	Annual Report	March 31, 2007	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	$33,000	$0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	18,000	(76)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 01/15/2011	Buy	(0.165%	)	03/20/2011	11,000	(33)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	255
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(17)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	(66)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	(10)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	420
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(53)
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(58)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(166)
Royal Bank of Scotland Group PLC	Centex Corp. 6.500% due 05/01/2016	Buy	(0.830%	)	06/20/2016	10,000	545
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	130
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(157)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	72
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	116
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	71
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	255
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	148
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	106
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	729
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	273
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	36

24	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	$25,000	$1,133
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,411
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	31
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	134

							$42,623

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	285,300	$(1,192)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010	BRL	7,100	61
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,189
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	4,881
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	3,830
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	51,800	(1,305)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		128,100	(2,746)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,171
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	80
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,297
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		290,700	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	352
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,373
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	797
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	(5,469)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,417,100	(1,841)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	3,628
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	25,170
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	320
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(3,907)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(37,460)

See Accompanying Notes	Annual Report	March 31, 2007	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	387,000	$(926)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,989)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	16,612
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,612)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,676)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	2,237
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	(1,359)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,100)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	34,286
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,807)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	38,530,000	(87)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/15/2016		24,000,000	(256)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		284,820,000	1,768
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		61,800,000	306
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		133,880,000	3,834
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		131,879,000	2,046
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		36,740,000	(1,401)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		45,840,000	2,919
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		51,874,000	(618)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		21,260,000	228
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		16,770,000	897
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		15,980,000	1,720
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,474,000	(494)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		679,100,000	2,563
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		37,780,000	273
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		760,970,000	2,832
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		98,550,000	3,431
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		25,640,000	2,388
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	936
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	2,788
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	1,594
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	1,433
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	2,907
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,528,600	2,008
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		402,600	(6,585)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,037,500	(1,992)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	193
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,555)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		534,000	(10,940)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,954,100	5,574
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		299,700	(3,762)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,112,800	18,224
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		12,711,900	52,565
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,205,150	(44,665)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,061,870	7,794
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		175,000	(5,956)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		585,500	(3,476)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		60,000	(193)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		654,230	(13,750)

26	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	MXN	638,500	$(532)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		17,168,400	34,761
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,981,900	8,882
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037		160,000	(2,289)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,213,200	(36,154)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,438,400	(328)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	1,811

							$32,025

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	6,511	$62	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	1
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	100	1	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	0

				$2,049	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call -OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$106
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	496
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	1,057
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	227
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	13
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	16

See Accompanying Notes	Annual Report	March 31, 2007	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	07/02/2007	$5,915,000	$21,885	$16,412
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.800%	08/08/2007	2,331,000	9,493	6,239
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	08/08/2007	1,143,000	5,029	4,051
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.000%	02/01/2008	733,600	2,843	5,269
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	66,145
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	2,383
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	6,183
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.700%	08/08/2007	2,744,000	6,131	1,614
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	33,036
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	41,292
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	4,877
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	4,539,700	19,975	29,009
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	4,463,000	21,422	48,950
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	2,337,600	9,672	3,805
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.850%	07/02/2007	4,800,000	12,480	2,664
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	11,981,000	63,009	83,891
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	6,289,700	24,247	55,683
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	08/08/2007	4,422,000	10,005	5,201

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	08/08/2007	$5,433,000	$6,927	$8,718
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	16,477
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	51,115
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	03/31/2008	16,815,200	96,903	90,404
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	5,604

							$524,589	$590,945

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$90,000	$3,920	$4,679
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	90,000	3,921	3,430
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	3,321	3,321
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	2,840	2,840

				$14,002	$14,270

(k)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	17,440	$6,954	$13,898
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	7,292	1,699	2,848
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	3,600	889	619
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	5,081	460	79
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	26,544	6,453	830
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	3,600	944	1,069

				$17,399	$19,343

See Accompanying Notes	Annual Report	March 31, 2007	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$735
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	3,855
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	4,191
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	1,758
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	23
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	15
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	36
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.000%	07/02/2007		$2,574,000	21,107	18,269
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.900%	08/08/2007		1,013,000	8,914	6,326
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.100%	02/01/2008		319,000	2,855	4,588
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.280%	02/01/2008		3,000,000	34,875	57,383
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.900%	02/01/2008		220,400	2,744	2,235
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		500,000	6,695	5,486
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.850%	08/08/2007		450,000	6,131	2,225
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.100%	02/01/2008		2,000,000	21,580	28,763
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		3,302,000	38,898	36,222
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Receive	4.900%	02/01/2008		429,600	5,349	4,356

30	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	$1,974,000	$20,076	$32,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	1,940,000	21,437	53,129
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.950%	07/02/2007	1,063,900	11,490	6,387
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	1,015,100	10,608	7,205
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	5,207,000	62,924	96,048
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	54,828
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	1,013,000	6,762	6,326
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	737,000	8,549	4,351
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	08/08/2007	381,000	4,338	3,122
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	15,591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	44,498
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	03/31/2008	7,287,100	93,499	79,938
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,255	6,164

							$516,728	$586,930

See Accompanying Notes	Annual Report	March 31, 2007	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

(l)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$452	$439	0.00%
Goldman Sachs Group, Inc.	6.000	12/31/2007	06/24/1993	1,379	1,361	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	08/30/1993	504	488	0.00
Mazda Motor Corp.	10.500	07/01/2008	03/14/2003	56	54	0.00
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590	02/01/2022	10/10/2000	30,621	36,316	0.04
United Airlines, Inc.	11.080	05/27/2024	12/28/2001	825	1,314	0.00
United Telecom, Inc.	6.890	07/01/2008	09/22/2003	710	699	0.00
United Telephone Co. of the Northwest	6.890	07/01/2008	05/02/2002	2,714	2,757	0.00
Wilmington Trust Corp.	10.500	07/01/2008	03/14/2003	176	172	0.00

				$37,437	$43,600	0.04%

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$3,000,000	$2,967,188	$2,969,064
Fannie Mae	5.500	05/01/2037	4,281,000	4,252,906	4,235,514
Freddie Mac	5.500	04/01/2037	300,000	297,035	296,907
U.S. Treasury Notes	4.625	02/15/2017	344,500	348,010	346,285

				$7,865,139	$7,847,770

(2) Market value includes $2,377 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228,382	04/2007	$6,257	$0	$6,257
Buy	BRL	1,084,237	05/2007	29,109	0	29,109
Sell		1,088,332	05/2007	0	(2,471)	(2,471)
Buy		604,884	06/2007	19,398	0	19,398
Buy		1,061,646	10/2007	2,381	(726)	1,655
Buy		311,406	03/2008	1	(108)	(107)
Sell	CAD	7,410	04/2007	0	(87)	(87)
Buy	CNY	1,383	04/2007	0	(1)	(1)
Sell		1,383	04/2007	1	0	1
Buy		138,303	09/2007	417	0	417
Buy		1,094,415	10/2007	3,229	0	3,229
Buy		1,578,074	11/2007	2,486	0	2,486
Sell		233,561	11/2007	38	0	38
Buy		744,295	01/2008	5	(88)	(83)
Buy	EUR	98,624	04/2007	58	0	58
Sell		522,908	04/2007	0	(340)	(340)
Buy	GBP	10,052	04/2007	109	0	109
Sell		279,458	04/2007	0	(3,437)	(3,437)

32	PIMCO Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	1,487,285	05/2007	$829	$0	$829
Buy		1,199,042	06/2007	359	0	359
Sell	JPY	55,751,415	05/2007	7	(12,695)	(12,688)
Buy	KRW	147,255,039	04/2007	0	(672)	(672)
Sell		31,452,135	04/2007	87	0	87
Buy		220,270,340	05/2007	0	(945)	(945)
Sell		161,765,596	05/2007	42	(50)	(8)
Buy		33,866,800	06/2007	119	0	119
Buy		41,217,168	09/2007	140	0	140
Sell		40,161,848	09/2007	0	(26)	(26)
Buy	MXN	3,699,431	04/2007	0	(3,740)	(3,740)
Sell		3,698,335	04/2007	1	(1,247)	(1,246)
Buy		3,692,579	09/2007	1,250	0	1,250
Buy		5,757	03/2008	0	(1)	(1)
Buy	NZD	49,325	04/2007	563	0	563
Sell		58,583	04/2007	0	(2,506)	(2,506)
Buy	PLN	227,840	04/2007	320	(527)	(207)
Sell		227,840	04/2007	0	(303)	(303)
Buy		19,418	09/2007	23	0	23
Buy		208,422	03/2008	301	0	301
Buy	RUB	3,960,174	09/2007	1,463	0	1,463
Buy		3,923,577	11/2007	1,951	0	1,951
Buy		6,340,037	12/2007	2,281	0	2,281
Buy	SGD	469,931	04/2007	2,951	0	2,951
Sell		64,633	04/2007	0	(121)	(121)
Buy		198,508	07/2007	1,110	0	1,110
Buy		55,939	09/2007	370	0	370
Buy		15,471	10/2007	5	0	5
Buy	TWD	311,248	04/2007	0	(81)	(81)
Sell		311,248	04/2007	2	0	2
Buy		8,781,230	05/2007	3	(91)	(88)
Sell		1,122,074	05/2007	0	(22)	(22)
Buy		311,248	06/2007	0	(6)	(6)

				$77,666	$(30,291)	$47,375

See Accompanying Notes	Annual Report	March 31, 2007	33

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class A
03/31/2007	$ 10.33	$ 0.45	$ 0.14	$ 0.59	$ (0.45)	$ (0.04)
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)
03/31/2005	10.94	0.21	(0.03)	0.18	(0.22)	(0.33)
03/31/2004	10.79	0.24	0.36	0.60	(0.27)	(0.18)
03/31/2003	10.41	0.39	0.75	1.14	(0.41)	(0.35)
Class B
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)
Class C
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)
03/31/2004	10.79	0.17	0.35	0.52	(0.19)	(0.18)
03/31/2003	10.41	0.31	0.75	1.06	(0.33)	(0.35)

(a) Per share amounts based on average number of shares outstanding during the period.

34	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.49)	$10.43	5.83%	$11,824,650	0.90%	0.90%	4.35%	257%
(0.02)	(0.47)	10.33	2.17	10,426,405	0.90	0.90	3.61	325
0.00	(0.55)	10.57	1.60	9,059,096	0.90	0.90	1.94	470
0.00	(0.45)	10.94	5.70	8,777,466	0.90	0.90	2.23	273
0.00	(0.76)	10.79	11.25	7,863,675	0.90	0.90	3.65	234

0.00	(0.41)	10.43	5.04	1,304,268	1.65	1.65	3.60	257
(0.02)	(0.39)	10.33	1.41	1,604,106	1.65	1.65	2.83	325
0.00	(0.46)	10.57	0.84	1,963,136	1.65	1.65	1.18	470
0.00	(0.37)	10.94	4.91	2,422,998	1.65	1.65	1.50	273
0.00	(0.68)	10.79	10.42	2,655,908	1.65	1.65	2.89	234

0.00	(0.41)	10.43	5.05	2,456,435	1.65	1.65	3.61	257
(0.02)	(0.39)	10.33	1.41	2,458,316	1.65	1.65	2.85	325
0.00	(0.46)	10.57	0.84	2,548,509	1.65	1.65	1.18	470
0.00	(0.37)	10.94	4.91	3,011,932	1.65	1.65	1.50	273
0.00	(0.68)	10.79	10.41	3,303,225	1.65	1.65	2.88	234

Annual Report	March 31, 2007	35

Statement of Assets and Liabilities	March 31, 2007

Amounts in thousands, except per share amounts
Assets:
Investments, at value	$110,867,484
Cash	16,714
Foreign currency, at value	1,062,022
Receivable for investments sold	18,064,723
Receivable for Fund shares sold	486,125
Interest and dividends receivable	506,983
Variation margin receivable	14,451
Swap premiums paid	238,098
Unrealized appreciation on forward foreign currency contracts	77,666
Unrealized appreciation on swap agreements	312,519
Other assets	2
131,646,787
Liabilities:
Payable for investments purchased	$18,416,790
Payable for investments purchased on a delayed-delivery basis	107,393
Payable for short sales	7,847,770
Payable for Fund shares redeemed	407,193
Dividends payable	53,501
Written options outstanding	606,273
Accrued investment advisory fee	22,603
Accrued administration fee	19,568
Accrued distribution fee	6,666
Accrued servicing fee	4,324
Variation margin payable	61,902
Swap premiums received	369,337
Unrealized depreciation on forward foreign currency contracts	30,291
Unrealized depreciation on swap agreements	237,871
Other liabilities	66
28,191,548
Net Assets	$103,455,239
Net Assets Consist of:
Paid in capital	$104,300,246
(Overdistributed) net investment income	(188,079)
Accumulated undistributed net realized (loss)	(878,473)
Net unrealized appreciation	221,545
$103,455,239
Net Assets:
Class A	$11,824,650
Class B	1,304,268
Class C	2,456,435
Other Classes	87,869,886
Shares Issued and Outstanding:
Class A	1,133,453
Class B	125,019
Class C	235,460
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.43
Class B	10.43
Class C	10.43
Cost of Investments Owned	$110,786,980
Cost of Foreign Currency Held	$1,056,294
Proceeds Received on Short Sales	$7,865,139
Premiums Received on Written Options	$534,127

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

36	PIMCO Funds	See Accompanying Notes

Statement of Operations

Year Ended March 31, 2007
Amounts in thousands

Investment Income:
Interest, net of foreign taxes*	$5,101,901
Dividends, net of foreign taxes*	1,825
Miscellaneous income	4,218
Total Income	5,107,944

Expenses:
Investment advisory fees	242,622
Administration fees	210,834
Distribution fees - Class B	10,758
Distribution fees - Class C	18,235
Servicing fees - Class A	27,906
Servicing fees - Class B	3,586
Servicing fees - Class C	6,078
Distribution and/or servicing fees - Other Classes	58,851
Trustees' fees	244
Miscellaneous expense	95
Total Expenses	579,209

Net Investment Income	4,528,735

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	596,452
Net realized (loss) on futures contracts, options and swaps	(785,426)
Net realized (loss) on foreign currency transactions	(234,693)
Net change in unrealized appreciation on investments	1,120,221
Net change in unrealized appreciation on futures contracts, options and swaps	628,296
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	31,737
Net Gain	1,356,587

Net Increase in Net Assets Resulting from Operations	$5,885,322

*Foreign tax withholding	$68

See Accompanying Notes	Annual Report	March 31, 2007	37

Statements of Changes in Net Assets

Amounts in thousands	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$4,528,735	$3,466,319
Net realized gain (loss)	(423,667)	62,853
Net change in unrealized appreciation (depreciation)	1,780,254	(1,607,729)
Net increase resulting from operations	5,885,322	1,921,443

Distributions to Shareholders:
From net investment income
Class A	(487,955)	(343,954)
Class B	(51,917)	(49,934)
Class C	(88,201)	(70,293)
Other Classes	(3,911,441)	(2,917,762)
From net realized capital gains
Class A	(42,252)	(78,376)
Class B	(5,010)	(13,793)
Class C	(8,919)	(19,984)
Other Classes	(304,497)	(598,739)
Tax basis return of capital
Class A	0	(14,995)
Class B	0	(2,796)
Class C	0	(3,915)
Other Classes	0	(114,064)

Total Distributions	(4,900,192)	(4,228,605)

Fund Share Transactions:
Receipts for shares sold
Class A	4,395,522	4,441,314
Class B	110,284	120,406
Class C	567,684	550,560
Other Classes	22,900,644	24,325,360
Issued as reinvestment of distributions
Class A	379,922	309,294
Class B	38,391	44,694
Class C	60,703	59,558
Other Classes	3,780,858	3,231,511
Cost of shares redeemed
Class A	(3,493,203)	(3,132,103)
Class B	(462,579)	(485,854)
Class C	(654,687)	(639,966)
Other Classes	(18,692,460)	(14,373,673)
Net increase resulting from Fund share transactions	8,931,079	14,451,101

Fund Redemption Fee	1,037	771

Total Increase in Net Assets	9,917,246	12,144,710

Net Assets:
Beginning of year	93,537,993	81,393,283
End of year*	$103,455,239	$93,537,993

*Including (overdistributed) net investment income of:	$(188,079)	$(134,769)

38	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation.  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes),

Annual Report	March 31, 2007	39

Notes to Financial Statements  (Cont.)

including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income.  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions.  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders.  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and

40	PIMCO Funds

March 31, 2007

capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations.  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency.  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SGD	Singapore Dollar
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen

(g) Foreign Currency Transactions.  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was

Annual Report	March 31, 2007	41

Notes to Financial Statements  (Cont.)

closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Funds could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts.  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds.  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts.  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses.

42	PIMCO Funds

March 31, 2007

Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements.  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds ("RITEs").  Certain Funds may invest in RIBs and RITEs (‘‘Inverse Floaters’’). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 - Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securiti zations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale

Annual Report	March 31, 2007	43

Notes to Financial Statements  (Cont.)

criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Restricted Securities.  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(n) Short Sales.  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements.  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

44	PIMCO Funds

March 31, 2007

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments.  The Fund may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower.

The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

Annual Report	March 31, 2007	45

Notes to Financial Statements  (Cont.)

(q) Bridge Debt Commitments.  At the period ended March 31, 2007, the Total Return Fund had $14,941,381 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(r) Mortgage-Related and Other Asset-Backed Securities.  The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises.  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(t) New Accounting Policies.  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Fund to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Fund and will provide additional information in relation to the Interpretation and Statement on the Fund’s semiannual financial statements for the period ending September 30, 2007.

46	PIMCO Funds

March 31, 2007

3.  FEES AND EXPENSES

(a) Investment Advisory Fee.  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee.  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fees for all classes are charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

(d) Redemption Fees.  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

Annual Report	March 31, 2007	47

Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $7,507,230 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses.  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is

48	PIMCO Funds

March 31, 2007

effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$ 301,924	$ 0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$197,422,323	$202,961,552	$27,681,279	$8,339,648

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP		Notional Amount in EUR		Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP	1,893,000	EUR	0	$289,888
Sales	424,819	56,696,400		371,300		3,461,000	761,860
Closing Buys	(141,167)	(24,954,700)		(118,900)		0	(260,353)
Expirations	(271,649)	(6,143,600)		(1,774,100)		0	(134,456)
Exercised	(164,028)	0		0		0	(122,792)
Balance at 03/31/2007	63,557	$41,422,500	GBP	371,300	EUR	3,461,000	$534,127

Annual Report	March 31, 2007	49

Notes to Financial Statements  (Cont.)

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	424,371	$4,395,522	419,397	$4,441,314
Class B	10,642	110,284	11,342	120,406
Class C	54,741	567,684	51,895	550,560
Other Classes	2,208,522	22,900,644	2,293,950	24,325,360
Issued as reinvestment of distributions
Class A	36,588	379,922	29,281	309,294
Class B	3,699	38,391	4,229	44,694
Class C	5,847	60,703	5,639	59,558
Other Classes	364,193	3,780,858	305,846	3,231,511
Cost of shares redeemed
Class A	(337,320)	(3,493,203)	(295,576)	(3,132,103)
Class B	(44,676)	(462,579)	(45,869)	(485,854)
Class C	(63,213)	(654,687)	(60,460)	(639,966)
Other Classes	(1,805,912)	(18,692,460)	(1,357,799)	(14,373,673)
Net increase resulting from Fund share transactions	857,482	$8,931,079	1,361,875	$14,451,101

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated

50	PIMCO Funds

March 31, 2007

amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005 the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain Funds were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain Funds are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain Funds—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased Fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

Annual Report	March 31, 2007	51

Notes to Financial Statements  (Cont.)

10.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses (3)	Post-October Deferrals (4)
$ 1,754	$ 0	$ 51,479	$ (153,764)	$ (141,435)	$ (603,041)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in 2015.

(4)	Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (5)
$ 110,795,318	$ 615,625	$ (543,459)	$ 72,166

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2007			March 31, 2006
Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (6)	Long-Term Capital Gain Distributions	Return of Capital (7)
$ 4,900,192	$0	$0	$4,090,974	$1,861.00	$135,770

(6)	Includes short-term capital gains distributed.

(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

52	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	53

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.04%	0.04%	$ 4,021,459	$ 0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

54	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust
Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).
E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).
J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).
William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	Mafch 31, 2007	55

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

56	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC,

840 Newport Center Drive,

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC,

2187 Atlantic Street,

Stamford, CT 06902

Custodian

State Street Bank & Trust Company,

801 Pennsylvania,

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.,

P.O. Box 9688,

Providence, RI 02940

Legal Counsel

Dechert LLP,

1775 I Street, N.W.,

Washington, D.C., 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP,

1055 Broadway,

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053AR_17287

PIMCO Funds

Annual Report

March 31, 2007

PIMCO Total Return Fund

Share Class

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for PIMCO Total Return Fund covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

On the following pages, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Total Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds and fixed-income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class D Shares were first offered in 4/98. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the D share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the D shares’ different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, liquidity risk, mortgage risk, derivatives risk, non-U.S. security risk, currency risk, leveraging risk and management risk. A complete description of these risks is contained in the Fund’s prospectus. The Fund may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. If the Fund invests in derivatives, it could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Cumulative Return chart assumes the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Lehman Brothers Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained by contacting a PIMCO representative at 1-866-746-2606.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first column, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO Total Return Fund	Class D:	PTTDX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities.

•	Above-benchmark duration, specifically in the latter part of 2006, contributed to returns as yields fell from their peak in June.

•	A bias towards a steepening yield curve added to performance as the yield curve steepened dramatically in the first quarter of 2007.

•	An underweight to corporate securities detracted from performance as this sector outperformed like-duration Treasuries.

•	A modest allocation to high-yield corporate bonds added to returns as they outperformed Treasuries.

•	Diversification of interest rate exposure via non-U.S. securities, particularly exposure to short maturities in the U.K., detracted from returns as they underperformed their U.S. counterparts.

•	Slight exposure to emerging markets bonds benefited performance as they outperformed Treasuries.

•	Substituting real return bonds for nominal Treasuries detracted from performance as Treasury Inflation-Protected Securities (“TIPS”) underperformed conventional, non-inflation linked Treasuries.

•	Exposure to a variety of foreign currencies, with an emphasis on the Japanese yen, detracted from performance as the yen depreciated relative to the U.S. dollar.

Sector Breakdown*

U.S. Government Agencies	43.7%
Short-Term Instruments	25.3%
Corporate Bonds & Notes	22.0%
Mortgage-Backed Securities	3.0%
Asset-Backed Securities	2.9%
Other	3.1%

*	% of Total Investments as of 03/31/2007

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/11/87)*
PIMCO Total Return Fund Class D	5.98%	5.41%	6.74%	7.96%
Lehman Brothers Aggregate Bond Index	6.59%	5.35%	6.45%	7.52%
Lipper Intermediate Investment Grade Debt Fund Average	6.09%	4.88%	5.72%	6.97%

*The Fund began operations on 05/11/87. Index comparisons began on 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.75%. Expense ratio information is as of the Fund’s current prospectus dated 7/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,024.79	$1,021.19
Expenses Paid During Period†	$3.79	$3.78

† Expenses are equal to the net annualized expense ratio of 0.75% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

Summary Schedule of Investments  Total Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (Cost $328,800) (g)		$330,181	0.3%

CORPORATE BONDS & NOTES

BANKING & FINANCE
Bank of America Corp.
4.750% - 5.620% due 11/24/2008 - 10/14/2016	$402,100	402,864	0.4%

Citigroup, Inc.
4.200% - 6.125% due 06/04/2007 - 08/25/2036	1,053,954	1,054,741	1.0%

General Electric Capital Corp.
3.250% - 8.310% due 06/22/2007 - 05/05/2026	1,923,248	1,928,718	1.9%

Goldman Sachs Group, Inc. (l)
3.875% - 7.350% due 10/05/2007 - 02/15/2033	1,145,147	1,146,618	1.1%

HBOS Treasury Services PLC
5.320% - 5.400% due 07/17/2008 - 07/17/2009	127,600	127,786	0.1%

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	478,200	478,288	0.5%

Morgan Stanley
3.625% - 6.750% due 07/27/2007 - 10/18/2016	1,064,732	1,066,054	1.0%

Royal Bank of Scotland Group PLC
5.350% - 9.118% due 12/21/2007 - 08/31/2049	371,095	380,900	0.4%

Other Banking & Finance (g)(l)		11,707,755	11.3%

Total Banking & Finance		18,293,724	17.7%

INDUSTRIALS
Total Industrials (g)(l)		4,498,944	4.3%

UTILITIES
Total Utilities (g)(l)		1,618,906	1.6%

Total Corporate Bonds & Notes (Cost $24,245,886)		24,411,574	23.6%

MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (Cost $488,597) (g)(l)		535,412	0.5%

U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 08/01/2035	977,657	945,824	0.9%
5.000% due 10/01/2035	1,591,776	1,539,947	1.5%
5.000% due 02/01/2036	767,073	742,097	0.7%
5.000% due 03/01/2036	3,645,434	3,526,737	3.4%
5.000% due 04/01/2037	631,700	610,380	0.6%
5.000% due 05/01/2037	1,134,600	1,096,307	1.1%
5.500% due 04/01/2034	614,679	609,754	0.6%
5.500% due 04/01/2034 (e)	158,015	156,769	0.2%
5.500% due 05/01/2034	2,093,495	2,076,892	2.0%
5.500% due 09/01/2034	1,236,898	1,226,433	1.2%
5.500% due 11/01/2034	1,291,483	1,280,557	1.2%
5.500% due 01/01/2035	1,288,692	1,277,678	1.2%
5.500% due 02/01/2035	2,322,342	2,302,332	2.2%
5.500% due 02/01/2035 (e)	324,383	321,826	0.3%

8	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)		VALUE (000S)	% OF NET ASSETS
5.500% due 03/01/2035		$1,118,199	$1,108,151	1.1%
5.500% due 04/01/2035		1,285,433	1,273,768	1.2%
5.500% due 05/01/2035		1,511,731	1,497,958	1.4%
5.500% due 06/01/2035		980,783	971,835	0.9%
5.500% due 07/01/2035		809,903	802,519	0.8%
5.500% due 08/01/2035		735,136	728,428	0.7%
5.500% due 09/01/2035		772,587	765,536	0.7%
5.500% due 10/01/2035		592,668	587,259	0.6%
5.500% due 01/01/2036		1,930,797	1,913,169	1.9%
5.500% due 04/01/2036		876,411	867,657	0.8%
5.500% due 04/01/2037		1,504,550	1,489,035	1.4%
6.000% due 04/01/2037		1,102,850	1,111,121	1.1%
6.000% due 05/01/2037		3,202,900	3,225,922	3.1%
0.000% - 1122.425% due 06/01/2007 - 01/25/2048 (a)(b)(e)		10,889,925	10,811,966	10.5%

Federal Home Loan Bank
5.500% due 03/02/2009		198,600	198,600	0.2%

Freddie Mac
3.500% - 1007.500% due 05/01/2007 - 02/25/2045 (a)		2,543,007	2,556,286	2.5%

Other U.S. Government Agencies (a)(g)			823,134	0.8%

Total U.S. Government Agencies (Cost $48,642,421)			48,445,877	46.8%

U.S. TREASURY OBLIGATIONS
Treasury Inflation Protected Securities (c)
2.375% due 01/15/2025		567,955	571,815	0.6%

Other U.S. Treasury Obligations (g)			698,157	0.7%

Total U.S. Treasury Obligations (Cost $1,318,905)			1,269,972	1.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (Cost $3,346,620) (a)(g)(l)			3,344,039	3.2%

ASSET-BACKED SECURITIES
Total Asset-Backed Securities (Cost $3,228,629) (g)			3,202,796	3.1%

SOVEREIGN ISSUES
Total Sovereign Issues (Cost $100,224) (g)			110,520	0.1%

FOREIGN CURRENCY-DENOMINATED ISSUES
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	72,843	0.1%

General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,264	0.0%

Other Foreign Currency-Denominated Issues (g)			541,573	0.5%

Total Foreign Currency-Denominated Issues (Cost $560,585)			627,680	0.6%

SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$494,200	494,389	0.5%

See Accompanying Notes	Annual Report	March 31, 2007	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
Citibank New York N.A.
5.310% due 05/22/2007	$500,000	$500,000	0.5%

Fortis Bank NY
5.265% - 5.300% due 04/28/2008 - 09/30/2008	495,400	495,475	0.5%

HBOS Treasury Services PLC
5.240% due 06/08/2007	3,300	3,268	0.0%

Royal Bank of Canada
5.230% - 5.267% due 05/21/2007 - 06/30/2008	778,820	777,185	0.8%

Royal Bank of Scotland Group PLC
5.262% - 5.265% due 03/26/2008 - 07/03/2008	572,540	572,509	0.5%

Societe Generale NY
5.258% - 5.270% due 06/20/2007 - 06/30/2008	404,030	404,033	0.4%

Unicredito Italiano SpA
5.295% due 07/23/2007	550,000	550,000	0.5%

Other Certificates of Deposit (g)		1,867,816	1.8%

Total Certificates of Deposit		5,664,675	5.5%

COMMERCIAL PAPER
Abbey National N.A. LLC
5.210% - 5.230% due 06/11/2007	730,000	723,680	0.7%

Bank of America Corp.
5.195% - 5.245% due 07/24/2007	1,374,525	1,363,018	1.3%

Barclays U.S. Funding Corp.
5.215% - 5.250% due 06/29/2007	763,600	759,750	0.7%

BNP Paribas Finance, Inc.
5.185% - 5.410% due 07/06/2007	503,800	497,931	0.5%

Dexia Delaware LLC
5.205% - 5.260% due 05/07/2007 - 06/13/2007	885,345	880,551	0.9%

Fannie Mae
5.080% - 5.140% due 04/04/2007 - 07/02/2007	57,200	56,609	0.1%

Federal Home Loan Bank
5.000% - 5.160% due 04/02/2007 - 04/13/2007	2,443,300	2,443,272	2.4%

Freddie Mac
5.050% - 5.145% due 04/04/2007 - 06/18/2007	48,956	48,656	0.1%

General Electric Capital Corp.
5.200% - 5.220% due 10/26/2007	800,700	788,659	0.8%

HBOS Treasury Services PLC
5.215% - 5.240% due 06/11/2007 - 06/29/2007	1,156,600	1,146,816	1.1%

Royal Bank of Scotland Group PLC
5.215% due 06/08/2007	226,200	223,897	0.2%

Santander Hispano Finance Delaware
5.170% - 5.245% due 06/14/2007	452,600	450,845	0.4%

Societe Generale NY
5.185% - 5.380% due 08/22/2007	882,700	874,153	0.8%

Swedbank AB
5.225% - 5.250% due 06/05/2007 - 06/21/2007	844,625	838,608	0.8%

10	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)	% OF NET ASSETS
UBS Finance Delaware LLC
5.160% - 5.240% due 08/01/2007	$2,410,500	$2,390,753	2.3%

Unicredito Italiano SpA
5.200% - 5.250% due 07/16/2007	813,700	807,055	0.8%

Other Commercial Paper (g)		5,111,207	4.9%

Total Commercial Paper		19,405,460	18.8%

REPURCHASE AGREEMENTS
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,077. Repurchase proceeds are $3,001.)	3,000	3,000	0.0%

Lehman Brothers, Inc.
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $20,114 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $383,675. Repurchase proceeds are $396,470.)	396,300	396,300	0.4%

UBS Securities LLC
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $715,528 and U.S. Treasury Strips 0.000% due 11/15/2021 valued at $388,696. Repurchase proceeds are $1,081,464.)	1,081,000	1,081,000	1.0%

Total Repurchase Agreements		1,480,300	1.4%

TRI-PARTY REPURCHASE AGREEMENTS
State Street Bank and Trust Co.
4.900% due 04/02/2007 (Dated 03/30/2007. Collateralized by Fannie Mae 4.375% - 6.000% due 05/15/2011 - 02/13/2017 valued at $442,781; Federal Home Loan Bank 5.375% due 07/17/2009 valued at $38,845; and Freddie Mac 5.250% - 5.300% due 01/09/2012 - 10/19/2015 valued at $1,264. Repurchase proceeds are $473,613.)	473,420	473,420	0.5%

U.S. TREASURY BILLS
U.S. Treasury Bills
4.886% - 5.040% due 05/03/2007 - 06/21/2007 (d)(h)	970,640	960,362	0.9%

Total U.S. Treasury Bills		960,362	0.9%

Total Short-Term Instruments (Cost $27,985,673)		27,984,217	27.1%

Purchased Options
(Cost $540,640) (j)		605,216	0.6%

Total Investments (Cost $110,786,980) (f)		$110,867,484	107.2%

Written Options (Premiums $534,127) (k)		(606,273)	(0.6%	)

Other Assets and Liabilities (Net)		(6,805,972)	(6.6%	)

Net Assets		$103,455,239	100.0%

See Accompanying Notes	Annual Report	March 31, 2007	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

Notes to Summary Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains Interest only security.
(b)	The grouping contains Principal only security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $133,835 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $574,765 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $922,307 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of March 31, 2007.
(h)	Securities with an aggregate market value of $748,670 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19,841	$(6,142)
90-Day Euribor December Futures	Long	12/2008	7,374	(1,499)
90-Day Euribor June Futures	Long	06/2008	38,787	(11,685)
90-Day Euribor March Futures	Long	03/2008	16,641	(8,828)
90-Day Euribor September Futures	Long	09/2008	7,282	(1,881)
90-Day Eurodollar December Futures	Long	12/2007	348,638	16,103
90-Day Eurodollar December Futures	Long	12/2008	40,350	33,135
90-Day Eurodollar June Futures	Long	06/2008	95,797	22,462
90-Day Eurodollar March Futures	Long	03/2008	251,869	38,240
90-Day Eurodollar September Futures	Long	09/2007	57,757	(17,900)
90-Day Eurodollar September Futures	Long	09/2008	24,737	23,400
90-Day Euroyen December Futures	Long	12/2007	28,012	5,710
90-Day Euroyen September Futures	Long	09/2007	20,951	4,460
Euro-Bund 10-Year Note June Futures	Long	06/2007	10,079	(8,865)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	7,610	1,282
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	13,581	2,645
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	9,550	1,239
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	30,741	990
U.S. Treasury 2-Year Note June Futures	Short	06/2007	13,192	1,375
U.S. Treasury 10-Year Note June Futures	Short	06/2007	52,005	8,551
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	12,571	13,994
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	16,436	(18,115)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,090	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	16,227	(4,825)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	25,090	(12,400)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(10,084)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,143	(4,350)

				$66,964

12	PIMCO Funds	See Accompanying Notes

March 31, 2007

(i)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	8,849,000	$672
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007		$20,000	18
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007		10,000	83
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007		10,000	49
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%		03/20/2008		11,000	(46)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370%	)	06/20/2008		2,500	1
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080%	)	06/20/2008		3,200	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190%	)	09/20/2009		5,000	(4)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%		03/20/2010		50,000	141
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%		03/20/2010		50,000	165
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%		09/20/2010		5,000	619
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250%	)	06/20/2011		10,700	(118)
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380%	)	12/20/2012		10,000	(60)
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690%	)	12/20/2014		10,600	(105)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910%	)	06/20/2016		10,500	184
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		133,000	600
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		12/20/2007		25,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008		12,000	9
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		29,000	6
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008		9,000	41
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008		800	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		4,440	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009		14,600	16

See Accompanying Notes	Annual Report	March 31, 2007	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200%	)	06/20/2009	$10,500	$(25)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295%	)	09/20/2011	15,000	9
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535%	)	09/20/2011	15,000	(129)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	15,000	155
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400%	)	03/20/2012	10,000	70
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310%	)	03/20/2012	10,600	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%		03/20/2013	20,900	647
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145%	)	06/20/2015	11,000	25
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520%	)	12/20/2015	8,000	38
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420%	)	12/20/2016	13,000	118
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2007	10,000	98
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	23,000	251
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	800	9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	9,700	111
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%		09/20/2007	8,200	67
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140%	)	09/20/2009	5,000	(10)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520%	)	06/20/2010	10,000	(83)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165%	)	03/20/2011	10,600	104
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655%	)	03/20/2011	10,000	(129)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520%	)	03/20/2011	10,000	(84)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220%	)	06/20/2011	10,500	(17)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270%	)	06/20/2011	5,300	10
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470%	)	06/20/2011	10,000	(63)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440%	)	09/20/2011	10,300	(54)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160%	)	12/20/2011	10,000	27
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150%	)	12/20/2011	10,000	31

14	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180%	)	03/20/2012	$10,400	$(8)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390%	)	03/20/2012	15,400	(80)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370%	)	03/20/2012	8,200	(36)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170%	)	06/20/2012	10,400	43
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590%	)	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390%	)	03/20/2014	15,000	(67)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460%	)	06/20/2015	10,000	237
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285%	)	12/20/2015	10,000	87
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535%	)	03/20/2016	15,000	(139)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330%	)	03/20/2016	10,000	51
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500%	)	03/20/2016	20,000	(176)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300%	)	03/20/2016	9,800	(60)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	20,000	(93)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220%	)	06/20/2016	10,000	(13)
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460%	)	09/20/2016	9,500	185
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530%	)	12/20/2016	10,000	(112)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660%	)	12/20/2016	10,200	(153)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%		02/20/2017	10,000	15
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%		03/20/2008	10,000	(41)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%		06/20/2011	10,000	446
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165%	)	12/20/2013	15,000	94
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%		03/20/2008	10,000	(9)
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%		03/20/2008	10,000	(8)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%		03/20/2008	10,000	(4)
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%		03/20/2008	10,000	(15)
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130%	)	06/20/2010	14,000	(9)

See Accompanying Notes	Annual Report	March 31, 2007	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260%	)	06/20/2012	$15,000	$19
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470%	)	12/20/2014	10,200	42
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%		09/20/2007	20,000	168
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%		12/20/2007	20,000	(30)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	14,400	(15)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%		03/20/2008	10,000	(7)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%		03/20/2008	10,000	(1)
Credit Suisse First Boston	Centerpoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170%	)	06/20/2008	10,300	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%		09/20/2008	10,000	377
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009	500	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%		03/20/2009	2,200	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009	8,600	(1)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160%	)	09/20/2009	10,000	0
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%		09/20/2010	3,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%		09/20/2010	2,000	241
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160%	)	03/20/2011	10,000	(21)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250%	)	09/20/2011	10,200	(32)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530%	)	09/20/2011	7,350	(32)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140%	)	09/20/2011	9,000	(7)
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550%	)	12/20/2011	20,000	(152)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940%	)	09/20/2013	10,000	(181)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%		05/20/2016	10,000	621
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%		02/20/2017	14,400	(10)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	10,000	93

16	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		12/20/2007	$100,000	$(27)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	3,000	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%		03/20/2008	200,000	(97)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%		03/20/2008	100,000	(46)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%		03/20/2008	50,000	(28)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	17,000	9
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	9,800	6
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%		12/20/2008	13,000	7
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	14,000	66
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430%	)	12/20/2009	15,000	229
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270%	)	03/20/2010	17,500	(28)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		06/20/2011	10,000	551
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%		06/20/2011	10,000	554
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%		06/20/2011	10,000	574
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%		06/20/2011	10,000	605
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%		06/20/2011	10,000	638
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%		07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%		09/20/2011	25,000	1,225
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620%	)	09/20/2011	13,600	(78)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530%	)	12/20/2011	10,000	(68)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785%	)	12/20/2011	9,000	108
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012	7,500	78
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%		01/20/2012	8,000	54
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365%	)	03/20/2012	20,000	(83)

See Accompanying Notes	Annual Report	March 31, 2007	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710%	)	06/20/2016	$26,000	$388
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210%	)	12/20/2016	10,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	600	6
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	12,000	142
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,400	63
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,000	88
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%		03/20/2008	100,000	(20)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	35,000	(5)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	90,000	(9)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008	77,000	34
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%		03/20/2008	100,000	19
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%		03/20/2008	250,000	71
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%		09/20/2010	5,000	526
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200%	)	03/20/2013	15,000	(13)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	10,000	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	1,250,000	4,999
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%		06/20/2007	5,300	24
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	5,000	30
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%		09/20/2007	7,500	47
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	4,100	6
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	33,280	8
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%		01/20/2012	4,600	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2007	5,000	55

18	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	$3,500	$40
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	29,300	305
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		09/20/2007	25,000	253
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.080%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.090%		09/20/2007	75,000	9
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.080%		09/20/2007	100,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.090%		09/20/2007	50,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.100%		09/20/2007	50,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	101,940	(9)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%		12/20/2007	60,000	(24)
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110%	)	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%		06/20/2010	10,000	376
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180%	)	06/20/2010	8,000	(15)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340%	)	03/20/2011	10,000	(46)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%		06/20/2011	15,000	745
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%		06/20/2011	10,000	739
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330%	)	06/20/2011	10,300	(17)
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400%	)	06/20/2011	10,300	(41)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360%	)	06/20/2011	12,500	65
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610%	)	09/20/2011	5,000	(38)
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290%	)	12/20/2011	11,250	(1)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%		01/20/2012	12,600	(3)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%		03/20/2016	10,000	75
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	6,950	146
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%		03/20/2016	22,400	176
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	434,000	1,277
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%		01/20/2017	2,800	10

See Accompanying Notes	Annual Report	March 31, 2007	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%		09/20/2007	$5,000	$37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	7,800	67
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	10,600	96
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%		09/20/2007	15,000	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%		11/20/2007	50,000	99
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007	25,900	(27)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%		12/20/2007	20,000	114
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%		03/20/2008	250,000	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%		03/20/2008	20,000	(90)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%		03/20/2008	10,000	62
Lehman Brothers, Inc.	Qwest Corp. 7.200% due 11/10/2026	Sell	0.170%		03/20/2008	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070%	)	06/20/2008	37,000	163
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%		09/20/2008	370,000	235
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	3,500	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	29,000	9
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%		12/20/2008	29,000	124
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009	4,900	(1)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009	12,800	2
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%		03/20/2010	50,000	162
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%		03/20/2010	50,000	224
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310%	)	06/20/2010	40,000	533
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190%	)	06/20/2010	10,000	(25)

20	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%		03/20/2011	$10,000	$549
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260%	)	06/20/2011	10,600	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%		06/20/2011	10,000	648
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110%	)	06/20/2011	10,500	5
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280%	)	06/20/2011	5,600	(16)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%		10/20/2011	25,000	889
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%		11/20/2011	44,300	349
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230%	)	12/20/2011	10,300	(28)
Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170%	)	03/20/2012	20,000	(12)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 01/15/2012	Buy	(0.100%	)	03/20/2012	10,800	9
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545%	)	06/20/2012	11,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%		05/20/2013	30,000	1,236
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400%	)	09/20/2013	15,000	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%		01/20/2014	25,000	172
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	35,000	(134)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480%	)	12/20/2014	10,000	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%		03/20/2016	25,000	1,084
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016	6,900	328
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%		03/20/2016	41,200	864
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420%	)	09/20/2016	15,000	336
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD LIBOR plus 0.450% due 10/18/2016	Buy	(0.340%	)	12/20/2016	20,000	143
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	4,000	43

See Accompanying Notes	Annual Report	March 31, 2007	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280%	)	12/20/2011	$20,000	$(48)
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130%	)	03/20/2012	20,000	23
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290%	)	06/20/2012	5,000	(12)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350%	)	12/20/2012	10,500	68
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%		05/20/2013	15,000	609
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520%	)	06/20/2015	10,000	139
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430%	)	03/20/2016	15,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016	300	16
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650%	)	09/20/2016	13,500	101
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	5,000	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	7,300	80
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	18,900	216
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007	41,800	84
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%		09/20/2007	5,900	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	10,400	81
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	10,000	49
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	58,000	53
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%		12/20/2007	47,800	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%		03/20/2008	15,000	(82)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%		12/20/2008	43,000	39
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009	23,580	34
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009	14,300	10

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009	$3,500	$(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	10,000	546
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2011	20,000	927
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640%	)	06/20/2011	5,200	(67)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%		11/20/2011	50,000	1,027
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%		11/20/2011	50,000	434
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%		01/20/2012	44,400	29
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600%	)	09/20/2012	10,000	(53)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580%	)	09/20/2012	5,000	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%		03/20/2013	47,000	1,551
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530%	)	03/20/2013	5,000	(8)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150%	)	03/20/2013	10,000	(20)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680%	)	09/20/2013	10,800	88
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390%	)	09/20/2013	9,800	74
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600%	)	12/20/2013	10,000	30
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550%	)	12/20/2013	10,000	(77)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360%	)	03/20/2014	11,500	(31)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600%	)	12/20/2015	5,000	10
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%		03/20/2016	22,400	144
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380%	)	06/20/2016	9,600	(51)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%		01/20/2017	6,000	101
Royal Bank of Canada	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%		12/20/2011	50,000	516
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%		06/20/2007	50,000	45
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	40,000	198
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%		12/20/2007	4,800	4

See Accompanying Notes	Annual Report	March 31, 2007	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%		12/20/2008	$33,000	$0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330%	)	09/20/2009	18,000	(76)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 01/15/2011	Buy	(0.165%	)	03/20/2011	11,000	(33)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250%	)	06/20/2011	15,000	255
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240%	)	09/20/2011	6,200	(17)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480%	)	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395%	)	09/20/2011	10,300	(66)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220%	)	09/20/2011	5,100	(10)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%		12/20/2011	44,300	420
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%		03/20/2012	24,270	(53)
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540%	)	03/20/2013	12,400	(58)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810%	)	12/20/2015	10,000	(166)
Royal Bank of Scotland Group PLC	Centex Corp. 6.500% due 05/01/2016	Buy	(0.830%	)	06/20/2016	10,000	545
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320%	)	12/20/2016	15,000	130
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700%	)	12/20/2016	12,000	(157)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%		06/20/2007	10,000	72
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2007	10,000	116
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%		06/20/2007	6,000	71
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%		06/20/2007	20,000	31
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%		09/20/2007	25,000	255
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%		12/20/2007	20,000	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%		12/20/2007	30,000	148
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%		12/20/2007	20,000	106
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%		12/20/2010	10,000	729
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		03/20/2011	5,000	273
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	10,000	36

24	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%		06/20/2011	$25,000	$1,133
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%		06/20/2011	25,000	1,411
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350%	)	09/20/2011	10,000	31
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	35,000	134

							$42,623

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	285,300	$(1,192)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010	BRL	7,100	61
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,189
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	4,881
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	3,830
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	51,800	(1,305)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		128,100	(2,746)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,171
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	80
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,297
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		290,700	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	352
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,373
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	797
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	(5,469)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,417,100	(1,841)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	3,628
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	25,170
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	320
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(3,907)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(37,460)

See Accompanying Notes	Annual Report	March 31, 2007	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	387,000	$(926)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,989)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	16,612
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,612)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,676)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	2,237
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	(1,359)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,100)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	34,286
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,807)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	38,530,000	(87)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/15/2016		24,000,000	(256)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		284,820,000	1,768
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		61,800,000	306
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		133,880,000	3,834
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		131,879,000	2,046
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		36,740,000	(1,401)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		45,840,000	2,919
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		51,874,000	(618)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		21,260,000	228
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		16,770,000	897
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		15,980,000	1,720
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,474,000	(494)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		679,100,000	2,563
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		37,780,000	273
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		760,970,000	2,832
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		98,550,000	3,431
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		25,640,000	2,388
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	936
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	2,788
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	1,594
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	1,433
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	2,907
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,528,600	2,008
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		402,600	(6,585)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,037,500	(1,992)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		4,100	193
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,555)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		534,000	(10,940)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,954,100	5,574
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		299,700	(3,762)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		7,112,800	18,224
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		12,711,900	52,565
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,205,150	(44,665)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,061,870	7,794
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		175,000	(5,956)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		585,500	(3,476)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		60,000	(193)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		654,230	(13,750)

26	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	MXN	638,500	$(532)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		17,168,400	34,761
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,981,900	8,882
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037		160,000	(2,289)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,213,200	(36,154)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,438,400	(328)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026		38,700	1,811

							$32,025

(j)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	6,511	$62	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	1
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	100	1	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	0

				$2,049	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call -OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$106
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	496
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	1,057
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	227
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	13
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	16

See Accompanying Notes	Annual Report	March 31, 2007	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	07/02/2007	$5,915,000	$21,885	$16,412
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.800%	08/08/2007	2,331,000	9,493	6,239
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	4.900%	08/08/2007	1,143,000	5,029	4,051
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.000%	02/01/2008	733,600	2,843	5,269
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Pay	5.200%	02/01/2008	6,900,000	35,362	66,145
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	2,383
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	6,183
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	4.700%	08/08/2007	2,744,000	6,131	1,614
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	33,036
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	41,292
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	4,877
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	06/07/2007	4,539,700	19,975	29,009
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.500%	06/30/2007	4,463,000	21,422	48,950
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	07/02/2007	2,337,600	9,672	3,805
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.850%	07/02/2007	4,800,000	12,480	2,664
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.250%	07/02/2007	11,981,000	63,009	83,891
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.370%	07/02/2007	6,289,700	24,247	55,683
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	08/08/2007	4,422,000	10,005	5,201

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	08/08/2007	$5,433,000	$6,927	$8,718
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	16,477
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	51,115
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Pay	4.750%	03/31/2008	16,815,200	96,903	90,404
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	5,604

							$524,589	$590,945

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$90,000	$3,920	$4,679
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	90,000	3,921	3,430
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	3,321	3,321
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	73,000	2,840	2,840

				$14,002	$14,270

(k)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	17,440	$6,954	$13,898
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	7,292	1,699	2,848
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	3,600	889	619
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	5,081	460	79
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	26,544	6,453	830
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	3,600	944	1,069

				$17,399	$19,343

See Accompanying Notes	Annual Report	March 31, 2007	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$735
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	3,855
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	4,191
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	1,758
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	23
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	15
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	36
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.000%	07/02/2007		$2,574,000	21,107	18,269
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	4.900%	08/08/2007		1,013,000	8,914	6,326
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.100%	02/01/2008		319,000	2,855	4,588
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-month USD-LIBOR	Receive	5.280%	02/01/2008		3,000,000	34,875	57,383
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	4.900%	02/01/2008		220,400	2,744	2,235
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		500,000	6,695	5,486
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	4.850%	08/08/2007		450,000	6,131	2,225
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-month USD-LIBOR	Receive	5.100%	02/01/2008		2,000,000	21,580	28,763
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-month USD-LIBOR	Receive	4.900%	03/31/2008		3,302,000	38,898	36,222
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-month USD-LIBOR	Receive	4.900%	02/01/2008		429,600	5,349	4,356

30	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.340%	06/07/2007	$1,974,000	$20,076	$32,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.600%	06/29/2007	1,940,000	21,437	53,129
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.950%	07/02/2007	1,063,900	11,490	6,387
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	07/02/2007	1,015,100	10,608	7,205
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.370%	07/02/2007	5,207,000	62,924	96,048
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	54,828
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	1,013,000	6,762	6,326
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	08/08/2007	737,000	8,549	4,351
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.000%	08/08/2007	381,000	4,338	3,122
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	15,591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	44,498
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-month USD-LIBOR	Receive	4.900%	03/31/2008	7,287,100	93,499	79,938
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,255	6,164

							$516,728	$586,930

See Accompanying Notes	Annual Report	March 31, 2007	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

(l)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$452	$439	0.00%
Goldman Sachs Group, Inc.	6.000	12/31/2007	06/24/1993	1,379	1,361	0.00
Mazda Manufacturing Corp.	10.500	07/01/2008	08/30/1993	504	488	0.00
Mazda Motor Corp.	10.500	07/01/2008	03/14/2003	56	54	0.00
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590	02/01/2022	10/10/2000	30,621	36,316	0.04
United Airlines, Inc.	11.080	05/27/2024	12/28/2001	825	1,314	0.00
United Telecom, Inc.	6.890	07/01/2008	09/22/2003	710	699	0.00
United Telephone Co. of the Northwest	6.890	07/01/2008	05/02/2002	2,714	2,757	0.00
Wilmington Trust Corp.	10.500	07/01/2008	03/14/2003	176	172	0.00

				$37,437	$43,600	0.04%

(m)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$3,000,000	$2,967,188	$2,969,064
Fannie Mae	5.500	05/01/2037	4,281,000	4,252,906	4,235,514
Freddie Mac	5.500	04/01/2037	300,000	297,035	296,907
U.S. Treasury Notes	4.625	02/15/2017	344,500	348,010	346,285

				$7,865,139	$7,847,770

(2) Market value includes $2,377 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228,382	04/2007	$6,257	$0	$6,257
Buy	BRL	1,084,237	05/2007	29,109	0	29,109
Sell		1,088,332	05/2007	0	(2,471)	(2,471)
Buy		604,884	06/2007	19,398	0	19,398
Buy		1,061,646	10/2007	2,381	(726)	1,655
Buy		311,406	03/2008	1	(108)	(107)
Sell	CAD	7,410	04/2007	0	(87)	(87)
Buy	CNY	1,383	04/2007	0	(1)	(1)
Sell		1,383	04/2007	1	0	1
Buy		138,303	09/2007	417	0	417
Buy		1,094,415	10/2007	3,229	0	3,229
Buy		1,578,074	11/2007	2,486	0	2,486
Sell		233,561	11/2007	38	0	38
Buy		744,295	01/2008	5	(88)	(83)
Buy	EUR	98,624	04/2007	58	0	58
Sell		522,908	04/2007	0	(340)	(340)
Buy	GBP	10,052	04/2007	109	0	109
Sell		279,458	04/2007	0	(3,437)	(3,437)

32	PIMCO Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	INR	1,487,285	05/2007	$829	$0	$829
Buy		1,199,042	06/2007	359	0	359
Sell	JPY	55,751,415	05/2007	7	(12,695)	(12,688)
Buy	KRW	147,255,039	04/2007	0	(672)	(672)
Sell		31,452,135	04/2007	87	0	87
Buy		220,270,340	05/2007	0	(945)	(945)
Sell		161,765,596	05/2007	42	(50)	(8)
Buy		33,866,800	06/2007	119	0	119
Buy		41,217,168	09/2007	140	0	140
Sell		40,161,848	09/2007	0	(26)	(26)
Buy	MXN	3,699,431	04/2007	0	(3,740)	(3,740)
Sell		3,698,335	04/2007	1	(1,247)	(1,246)
Buy		3,692,579	09/2007	1,250	0	1,250
Buy		5,757	03/2008	0	(1)	(1)
Buy	NZD	49,325	04/2007	563	0	563
Sell		58,583	04/2007	0	(2,506)	(2,506)
Buy	PLN	227,840	04/2007	320	(527)	(207)
Sell		227,840	04/2007	0	(303)	(303)
Buy		19,418	09/2007	23	0	23
Buy		208,422	03/2008	301	0	301
Buy	RUB	3,960,174	09/2007	1,463	0	1,463
Buy		3,923,577	11/2007	1,951	0	1,951
Buy		6,340,037	12/2007	2,281	0	2,281
Buy	SGD	469,931	04/2007	2,951	0	2,951
Sell		64,633	04/2007	0	(121)	(121)
Buy		198,508	07/2007	1,110	0	1,110
Buy		55,939	09/2007	370	0	370
Buy		15,471	10/2007	5	0	5
Buy	TWD	311,248	04/2007	0	(81)	(81)
Sell		311,248	04/2007	2	0	2
Buy		8,781,230	05/2007	3	(91)	(88)
Sell		1,122,074	05/2007	0	(22)	(22)
Buy		311,248	06/2007	0	(6)	(6)

				$77,666	$(30,291)	$47,375

See Accompanying Notes	Annual Report	March 31, 2007	33

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Total Return Fund
Class D
03/31/2007	$10.33	$0.47	$0.14	$0.61	$(0.47)	$(0.04)
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)
03/31/2005	10.94	0.23	(0.04)	0.19	(0.23)	(0.33)
03/31/2004	10.79	0.26	0.36	0.62	(0.29)	(0.18)
03/31/2003	10.41	0.40	0.76	1.16	(0.43)	(0.35)

(a) Per share amounts based on average number of shares outstanding during the period.

34	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$0.00	$(0.51)	$10.43	5.98%	$3,909,295	0.75%	0.75%	4.50%	257%
(0.02)	(0.48)	10.33	2.32	3,337,931	0.75	0.75	3.78	325
0.00	(0.56)	10.57	1.75	2,426,460	0.75	0.75	2.10	470
0.00	(0.47)	10.94	5.86	1,871,253	0.75	0.75	2.37	273
0.00	(0.78)	10.79	11.41	1,569,250	0.75	0.75	3.76	234

Annual Report	March 31, 2007	35

Statement of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$110,867,484
Cash	16,714
Foreign currency, at value	1,062,022
Receivable for investments sold	18,064,723
Receivable for Fund shares sold	486,125
Interest and dividends receivable	506,983
Variation margin receivable	14,451
Swap premiums paid	238,098
Unrealized appreciation on forward foreign currency contracts	77,666
Unrealized appreciation on swap agreements	312,519
Other assets	2
131,646,787
Liabilities:
Payable for investments purchased	$18,416,790
Payable for investments purchased on delayed-delivery basis	107,393
Payable for short sales	7,847,770
Payable for Fund shares redeemed	407,193
Dividends payable	53,501
Written options outstanding	606,273
Accrued investment advisory fee	22,603
Accrued administration fee	19,568
Accrued distribution fee	6,666
Accrued servicing fee	4,324
Variation margin payable	61,902
Swap premiums received	369,337
Unrealized depreciation on forward foreign currency contracts	30,291
Unrealized depreciation on swap agreements	237,871
Other liabilities	66
28,191,548
Net Assets	$103,455,239
Net Assets Consist of:
Paid in capital	$104,300,246
(Overdistributed) net investment income	(188,079)
Accumulated undistributed net realized (loss)	(878,473)
Net unrealized appreciation	221,545
$103,455,239
Net Assets:
Class D	$3,909,295
Other Classes	99,545,944
Shares Issued and Outstanding:
Class D	374,724
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$10.43
Cost of Investments Owned	$110,786,980
Cost of Foreign Currency Held	$1,056,294
Proceeds Received on Short Sales	$7,865,139
Premiums Received on Written Options	$534,127

36	PIMCO Funds	See Accompanying Notes

Statement of Operations

Year Ended March 31, 2007 (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$5,101,901
Dividends, net of foreign taxes*	1,825
Miscellaneous income	4,218
Total Income	5,107,944

Expenses:
Investment advisory fees	242,622
Administration fees	210,834
Servicing fees - Class D	8,897
Distribution and/or servicing fees - Other Classes	116,517
Trustees’ fees	244
Miscellaneous expense	95
Total Expenses	579,209

Net Investment Income	4,528,735

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	596,452
Net realized (loss) on futures contracts, options and swaps	(785,426)
Net realized (loss) on foreign currency transactions	(234,693)
Net change in unrealized appreciation on investments	1,120,221
Net change in unrealized appreciation on futures contracts, options and swaps	628,296
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	31,737
Net Gain	1,356,587

Net Increase in Net Assets Resulting from Operations	$5,885,322

* Foreign tax withholding.	$68

See Accompanying Notes	Annual Report	March 31, 2007	37

Statements of Changes in Net Assets

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$4,528,735	$3,466,319
Net realized gain (loss)	(423,667)	62,853
Net change in unrealized appreciation (depreciation)	1,780,254	(1,607,729)
Net increase resulting from operations	5,885,322	1,921,443

Distributions to Shareholders:
From net investment income
Class D	(160,980)	(107,889)
Other Classes	(4,378,534)	(3,274,054)
From net realized capital gains
Class D	(13,433)	(24,294)
Other Classes	(347,245)	(686,598)
Tax basis return of capital
Class D	0	(4,486)
Other Classes	0	(131,284)

Total Distributions	(4,900,192)	(4,228,605)

Fund Share Transactions:
Receipts for shares sold
Class D	1,440,389	1,666,331
Other Classes	26,533,745	27,771,309
Issued as reinvestment of distributions
Class D	165,068	121,558
Other Classes	4,094,806	3,523,499
Cost of shares redeemed
Class D	(1,070,016)	(792,473)
Other Classes	(22,232,913)	(17,839,123)
Net increase resulting from Fund share transactions	8,931,079	14,451,101

Fund Redemption Fee	1,037	771

Total Increase in Net Assets	9,917,246	12,144,710

Net Assets:
Beginning of year	93,537,993	81,393,283
End of year*	$103,455,239	$93,537,993

*Including (overdistributed) net investment income of:	$(188,079)	$(134,769)

38	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes),

Annual Report	March 31, 2007	39

Notes to Financial Statements  (Cont.)

including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and

40	PIMCO Funds

March 31, 2007

capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SGD	Singapore Dollar
INR	Indian Rupee	TWD	Taiwan Dollar
JPY	Japanese Yen

(g) Foreign Currency Transactions  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the

Annual Report	March 31, 2007	41

Notes to Financial Statements  (Cont.)

difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure

42	PIMCO Funds

March 31, 2007

to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  Certain Funds may invest in RIBs and RITEs (‘‘Inverse Floaters’’). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate

Annual Report	March 31, 2007	43

Notes to Financial Statements  (Cont.)

Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(n) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

44	PIMCO Funds

March 31, 2007

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the

Annual Report	March 31, 2007	45

Notes to Financial Statements  (Cont.)

terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(q) Bridge Debt Commitments  At the period ended March 31, 2007, the Total Return Fund had $14,941,381 in commitments outstanding to fund high yield bridge debt. The Fund is entitled to a fee upon the expiration of the commitment period. The bridge debt terms approximate market rates at the time the commitment is entered into.

(r) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or “IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(s) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

46	PIMCO Funds

March 31, 2007

(t) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Fund to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Fund and will provide additional information in relation to the Interpretation and Statement on the Fund’s semiannual financial statements for the period ending September 30, 2007.

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Administration Fees for all classes are charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
0.18%	0.18%	0.40%	0.25%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Annual Report	March 31, 2007	47

Notes to Financial Statements  (Cont.)

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $7,507,230 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees

48	PIMCO Funds

March 31, 2007

meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Purchases	Sales
$ 301,924	$ 0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Annual Report	March 31, 2007	49

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$197,422,323	$202,961,552	$27,681,279	$8,339,648

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	215,582	$15,824,400	GBP 1,893,000	EUR 0	$289,868
Sales	424,819	56,696,400	371,300	3,461,000	761,860
Closing Buys	(141,167)	(24,954,700)	(118,900)	0	(260,353)
Expirations	(271,649)	(6,143,600)	(1,774,100)	0	(134,456)
Exercised	(164,028)	0	0	0	(122,792)
Balance at 03/31/2007	63,557	$41,422,500	GBP 371,300	EUR 3,461,000	$534,127

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	138,890	$1,440,389	157,165	$1,666,331
Other Classes	2,559,386	26,533,745	2,619,419	27,771,309
Issued as reinvestment of distributions
Class D	15,898	165,068	11,513	121,558
Other Classes	394,429	4,094,806	333,482	3,523,499
Cost of shares redeemed
Class D	(103,342)	(1,070,016)	(74,868)	(792,473)
Other Classes	(2,147,779)	(22,232,913)	(1,684,836)	(17,839,123)
Net increase resulting from Fund share transactions	857,482	$8,931,079	1,361,875	$14,451,101

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred

50	PIMCO Funds

March 31, 2007

to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

Annual Report	March 31, 2007	51

Notes to Financial Statements  (Cont.)

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
$1,754	$0	$51,479	$(153,764)	$(141,435)	$(603,041)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3)	Capital losses available to offset future net capital gains expire in 2015.
(4)	Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
$110,795,318	$ 615,625	$ (543,459)	$ 72,166

(5)	Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2007			March 31, 2006
Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)
$4,900,192	$0	$0	$4,090,974	$1,861	$135,770

(6)	Includes short-term capital gains, if any, distributed.
(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

52	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of investments , and the related statements of operations and of changes in net assets and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the Total Return Fund, one of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class D shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	53

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.04%	0.04%	$4,021,459	$ 0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

54	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust
Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).
E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).
J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).
William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	55

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

56	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www,allianzinvestors,com/edelivery.

AZ054AR_17288

PIMCO Funds

Annual Report

March 31, 2007

PIMCO Real Return Fund

Share Classes

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Real Return Fund covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the bond markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

On the following pages, please find specific details as to the Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Real Return Fund

In an environment where interest rates may trend upward, rising rates will negatively impact the performance of most bond funds, and fixed-income securities held by a fund are likely to decrease in value. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge [CDSC] which declines from 5% in the first year to 0% after the sixth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage risk, non-U.S. investment risk, currency risk, issuer non-diversification risk, leveraging risk and management risk. A complete description of these risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation- Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

The Lipper Average is calculated by Lipper Inc., a Reuters Company, which is a nationally recognized organization that compares the performance of mutual funds with similar investment objectives. The averages are based on the total return performance of funds included by Lipper in the same category, with capital gains and dividends reinvested and with annual operating expenses deducted. Lipper does not take into account sales charges.

The Cumulative Return chart assumes the initial investment was made at the beginning of the first full month following the class’ inception. The chart reflects any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Holdings are subject to change daily.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

•	A modest position in euro currency benefited performance as the euro appreciated against the U.S. dollar on more favorable interest rate differentials.

•	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

•	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

•	Holdings of Canadian nominal bonds in the last three months of the period detracted from performance due to moderately higher rates in this period.

Allocation Breakdown*

U.S. Treasury Obligations	84.8%
U.S. Government Agencies	5.3%
Corporate Bonds & Notes	3.5%
Short-Term Instruments	2.8%
Foreign Currency-Denominated Issues	1.5%
Other	2.1%

*	% of Total Investments as of 03/31/2007

6	PIMCO Funds

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)*
PIMCO Real Return Fund Class A	4.53%	7.14%	7.16%	7.06%
PIMCO Real Return Fund Class A (adjusted)	1.40%	6.49%	6.84%	6.74%
PIMCO Real Return Fund Class B	3.76%	6.34%	6.62%	6.51%
PIMCO Real Return Fund Class B (adjusted)	-1.24%	6.03%	6.62%	6.51%
PIMCO Real Return Fund Class C (adjusted)	3.02%	6.61%	6.64%	6.52%
Lehman Brothers U.S. TIPS Index	5.30%	7.41%	6.91%	6.69%
Lipper Treasury Inflation Protected Securities Fund Average	4.48%	6.93%	6.51%	6.34%

* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90%, 1.65% and 1.40% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 7/31/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,007.55	$1,003.81	$1,005.07	$1,020.44	$1,016.70	$1,017.95
Expenses Paid During Period†	$4.50	$8.24	$7.00	$4.53	$8.30	$7.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B, 1.40% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

Schedule of Investments  Real Return Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Ford Motor Co.
8.360% due 11/29/2013	$5,000	$5,023

Georgia-Pacific Corp.
7.340% due 12/20/2012	12,667	12,747
7.364% due 12/20/2012	1,193	1,201

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	9,000
13.371% due 08/01/2008	3,000	3,045

Total Bank Loan Obligations (Cost $30,820)		31,016

CORPORATE BONDS & NOTES 4.8%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,030

C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	7,039

C10 Capital SPV Ltd.
6.722% due 12/01/2049	6,000	5,928

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,197

Calabash Re II Ltd.
13.755% due 01/08/2010	5,700	5,851
14.955% due 01/08/2010	2,500	2,613
16.255% due 01/08/2010	2,500	2,609

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,943

Citigroup, Inc.
5.400% due 01/30/2009	16,200	16,209
5.410% due 05/02/2008	14,100	14,118

Citizens Communications Co.
7.625% due 08/15/2008	5,000	5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,155

CMS Energy Corp.
7.500% due 01/15/2009	13,650	14,077
9.875% due 10/15/2007	4,185	4,295

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,576
7.875% due 12/15/2007	8,200	8,313

Danske Bank A/S
5.914% due 12/29/2049	7,000	7,147

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,149
6.375% due 10/01/2011	2,000	2,018

Embarq Corp.
7.082% due 06/01/2016	4,600	4,698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Export-Import Bank of Korea
5.580% due 10/04/2011	$18,200	$18,221

Ford Motor Credit Co.
6.180% due 09/28/2007	10,000	10,001

Foundation Re II Ltd.
9.460% due 11/24/2008	3,000	2,887
12.110% due 11/26/2010	10,300	10,486

General Electric Capital Corp.
5.380% due 12/12/2008	12,700	12,712
5.460% due 07/28/2008	3,500	3,506

General Electric Co.
5.380% due 12/09/2008	6,000	6,007

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	870

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,354

Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)	5,000	3

Mandalay Resort Group
9.500% due 08/01/2008	2,700	2,832
10.250% due 08/01/2007	11,500	11,701

Midwest Generation LLC
8.300% due 07/02/2009	12,402	12,744

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	700	766

Mystic Re Ltd.
11.660% due 12/05/2008	6,900	6,970
14.360% due 12/05/2008	3,300	3,325

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,868

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,709

Parametric Re Ltd.
7.450% due 11/19/2007	11,500	11,713
9.690% due 05/19/2008	1,500	1,512

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,354
8.625% due 02/01/2022	6,900	8,608
9.500% due 09/15/2027	14,850	20,166

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,906

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	9,000	9,040

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,063

Rabobank Nederland
5.380% due 01/15/2009	11,300	11,310

8	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Redwood Capital IX Ltd.
7.764% due 01/09/2008	$2,300	$2,306
13.114% due 01/09/2008	2,200	2,222

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	1,600	1,616

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,705

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,019

Service Corp. International
7.700% due 04/15/2009	6,533	6,827

Shackleton Re Ltd.
13.360% due 02/07/2008	5,500	5,590

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,701

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,883

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,013

Ventas Realty LP
8.750% due 05/01/2009	1,000	1,065

Vita Capital II Ltd.
6.760% due 01/01/2010	5,000	5,028

Vita Capital III Ltd.
6.486% due 01/01/2012	7,900	7,911

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,100	20,135

Wachovia Bank N.A.
5.418% due 12/02/2010	30,500	30,519

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	14,500

Total Corporate Bonds & Notes (Cost $570,573)		573,814

MUNICIPAL BONDS & NOTES 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	3,385	3,415

Chicago, Illinois General Obligation Revenue
Notes, (FSA Insured), Series 2006
6.406% due 01/01/2014	2,500	2,706

Connecticut State Health & Educational Facilities
Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,311

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
District of Columbia Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	$8,640	$9,207

Golden State, California Tobacco Securitization
Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,475	2,483
6.250% due 06/01/2033	19,000	21,003

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,145

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	1,570	1,686

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	799
6.125% due 06/01/2032	740	791

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	415	455

Total Municipal Bonds & Notes (Cost $45,819)		51,001

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
4.293% due 08/01/2035	471	472
4.599% due 07/01/2035	650	657
4.656% due 04/01/2035	1,259	1,260
4.671% due 05/01/2035	1,786	1,776
4.842% due 06/01/2033	387	393
5.000% due 06/25/2027 - 03/01/2036	25,398	24,814
5.450% due 03/25/2036	5,007	5,020
5.500% due 02/01/2033 - 04/01/2037	520,375	515,041
6.000% due 04/01/2037	248,000	249,860
6.133% due 09/01/2044 - 10/01/2044	8,585	8,706
7.199% due 10/01/2031	666	675

Federal Housing Administration
7.430% due 12/01/2020	72	72

Freddie Mac
5.000% due 01/15/2024	6,241	6,220
5.300% due 01/09/2012	30,000	30,037
5.600% due 09/25/2031	2,204	2,205
5.670% due 12/15/2030	7,411	7,440
6.133% due 10/25/2044	13,485	13,603
6.500% due 01/25/2028	76	78
7.000% due 10/15/2030	345	346

See Accompanying Notes	Annual Report	March 31, 2007	9

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
6.500% due 05/15/2028 - 04/15/2031	$1,283	$1,322

Total U.S. Government Agencies (Cost $870,559)		869,997

U.S. TREASURY OBLIGATIONS 116.2%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	1,246,338	1,205,492
1.625% due 01/15/2015	336,678	323,316
1.875% due 07/15/2013	830,873	820,293
1.875% due 07/15/2015	762,588	745,698
2.000% due 01/15/2014	1,235,390	1,223,712
2.000% due 07/15/2014	449,037	444,828
2.000% due 01/15/2016	4,997	4,922
2.000% due 01/15/2026	557,394	529,916
2.375% due 04/15/2011	20,790	21,067
2.375% due 01/15/2017	25,796	26,186
2.375% due 01/15/2025	1,162,485	1,170,387
2.375% due 01/15/2027	189,462	191,082
2.500% due 07/15/2016	370,550	380,350
3.000% due 07/15/2012	1,536,601	1,611,151
3.375% due 01/15/2012	65,486	69,495
3.375% due 04/15/2032	26,343	32,128
3.500% due 01/15/2011	753,599	795,901
3.625% due 01/15/2008	409,322	415,701
3.625% due 04/15/2028	935,802	1,139,376
3.875% due 01/15/2009	463,442	480,513
3.875% due 04/15/2029	664,447	843,641
4.250% due 01/15/2010	646,333	687,511

U.S. Treasury Bonds
5.375% due 02/15/2031	22,200	23,674
6.250% due 08/15/2023	600	689
6.625% due 02/15/2027	23,700	28,755
7.625% due 02/15/2025	100	132
8.875% due 08/15/2017	12,100	16,184

U.S. Treasury Notes
3.875% due 09/15/2010	109,090	106,870
3.875% due 02/15/2013	13,200	12,754
4.000% due 11/15/2012	6,000	5,844
4.250% due 11/15/2013	4,400	4,319
4.500% due 02/28/2011	50,700	50,646
4.750% due 05/15/2014	93,700	94,575
4.875% due 04/30/2011	350,000	354,320

Total U.S. Treasury Obligations (Cost $13,812,180)		13,861,428

MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Funding Corp.
4.620% due 02/20/2036	46,711	46,318

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	$4,306	$4,330
4.776% due 01/25/2034	2,497	2,489
6.301% due 11/25/2030	525	525

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,987	2,977

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	13,859	13,833

GSR Mortgage Loan Trust
4.539% due 09/25/2035	36,335	35,980

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	2,516	2,522
5.660% due 06/20/2035	1,639	1,645

Mellon Residential Funding Corp.
5.760% due 12/15/2030	755	758
5.810% due 10/20/2029	462	465

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,202	3,204

Washington Mutual, Inc.
4.229% due 03/25/2034	859	851
5.580% due 11/25/2045	9,794	9,830
5.642% due 02/27/2034	3,730	3,769

Total Mortgage-Backed Securities (Cost $129,315)		129,496

ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	1,442	1,443

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 01/25/2036	2,408	2,409
5.770% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	352	352

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	162	163

First NLC Trust
5.440% due 02/25/2036	3,619	3,621

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	417	418

GSAMP Trust
5.440% due 12/25/2035	3,593	3,592

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,818	1,819

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	2,467	2,469

10	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
IXIS Real Estate Capital Trust
5.380% due 08/25/2036		$6,362	$6,367

Lehman XS Trust
5.400% due 07/25/2046		12,910	12,917
5.410% due 05/25/2046		2,979	2,980

Long Beach Mortgage Loan Trust
5.380% due 04/25/2036		6,599	6,604
5.410% due 01/25/2036		3,854	3,857

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036		1,452	1,453

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037		14,062	14,071
5.380% due 04/25/2037		1,205	1,206
5.400% due 01/25/2037		2,709	2,711

Morgan Stanley ABS Capital I
5.390% due 03/25/2036		6,377	6,379

New Century Home Equity Loan Trust
5.390% due 08/25/2036		11,306	11,310

Residential Asset Securities Corp.
5.390% due 04/25/2036		1,402	1,404
5.390% due 07/25/2036		14,480	14,484
5.400% due 01/25/2036		3,925	3,928
5.410% due 01/25/2036		1,735	1,736
5.420% due 10/25/2035		132	132
5.420% due 11/25/2035		1,180	1,181

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035		400	400

SACO I, Inc.
5.380% due 05/25/2036		5,586	5,589

SLC Student Loan Trust
5.325% due 12/15/2010		170	170

SLM Student Loan Trust
5.370% due 01/26/2015		1,384	1,385

Soundview Home Equity Loan Trust
5.380% due 12/25/2036		1,465	1,466
5.390% due 02/25/2036		209	209
5.390% due 03/25/2036		265	265
5.420% due 12/25/2035		1,410	1,411

Specialty Underwriting & Residential Finance
5.400% due 12/25/2036		5,756	5,760

Total Asset-Backed Securities (Cost $125,793)			125,862

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	20,518	22,838
4.250% due 12/01/2021		2,636	3,014

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
France Government Bond
1.600% due 07/25/2011 (c)	EUR	6,333	$8,326
1.600% due 07/25/2015 (c)		3,133	4,101
3.150% due 07/25/2032 (c)		6,695	10,966

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,903
5.500% due 09/15/2066	GBP	12,450	24,007

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	2,155	2,919
4.250% due 08/01/2014		1,700	2,290

New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	9,706

Pylon Ltd.
5.396% due 12/18/2008 (k)	EUR	21,850	29,474
7.796% due 12/18/2008		40,700	55,549

Sweden Government Bond
3.500% due 12/01/2028	SEK	9,600	2,039
4.000% due 12/01/2008		37,000	6,450

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	200	542
2.500% due 05/20/2009		12,200	61,203

Total Foreign Currency-Denominated Issues (Cost $229,642)			249,327

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,867

Total Preferred Stocks (Cost $2,903)			2,867

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$119,600	119,646

Societe Generale NY
5.269% due 06/30/2008		162,900	162,956

			282,602

COMMERCIAL PAPER 0.4%
Cox Communications, Inc.
5.570% due 09/17/2007		18,200	18,200

Viacom, Inc.
5.594% due 05/29/2007		26,500	26,500

			44,700

See Accompanying Notes	Annual Report	March 31, 2007	11

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$70,000	$70,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $71,315. Repurchase proceeds are $70,030.)

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	5,136	5,136

(Dated 03/30/2007. Collateralized by Federal Farm Credit Bank 5.400% due 04/01/2016 valued at $1,382; Federal Home Loan Bank 5.250% due 04/15/2016 valued at $339; and Fannie Mae 6.070% due 05/12/2016 valued at $3,522. Repurchase proceeds are $5,138.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 0.4%
4.941% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	$53,630	$53,065

Total Short-Term Instruments (Cost $455,340)		455,503

PURCHASED OPTIONS (i) 0.1%
(Cost $3,000)		4,336

Total Investments (f) 137.1% (Cost $16,275,944)		$16,354,647

Written Options (j) (0.0%) (Premiums $5,303)		(7,289)

Other Assets and Liabilities (Net) (37.1%)		(4,422,223)

Net Assets 100.0%		$11,925,135

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,928 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $150,018 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,955 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	354	$43
90-Day Eurodollar December Futures	Short	12/2008	365	(146)
90-Day Eurodollar June Futures	Long	06/2007	1,023	(971)
90-Day Eurodollar June Futures	Short	06/2008	3,249	(161)
90-Day Eurodollar June Futures	Long	06/2009	609	586
90-Day Eurodollar March Futures	Short	03/2008	3,734	436
90-Day Eurodollar March Futures	Long	03/2009	609	586
90-Day Eurodollar September Futures	Long	09/2007	1,188	(144)
90-Day Eurodollar September Futures	Short	09/2008	2,445	(161)
Euro-Bund 10-Year Note June Futures	Short	06/2007	30	49
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	1,688	364
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	906	271
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	1,688	321

12	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	906	$(192)
Japan Government 10-Year Bond June Futures	Long	06/2007	490	(548)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	8,004	3,906
U.S. Treasury 10-Year Note June Futures	Long	06/2007	5,200	1,318
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	8,305	12,162
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,954	(1,454)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(812)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(3,342)

				$12,111

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	$20,000	$166
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	4,000	107
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	42
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	17
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	17,900	27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	109
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	138
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	75
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	2
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	19,000	27

See Accompanying Notes	Annual Report	March 31, 2007	13

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Reference Entity	Buy/ Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	$19,000	$120
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	8,300	67
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	65
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	8,000	59
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%		06/20/2007	2,000	16
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	3,600	30
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	14,000	19
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	18,000	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	2,000	23
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	2,000	21
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%		06/20/2007	1,500	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	7,000	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	2,700	24
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,300	24
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	4,000	103
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	3,600	31

14	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	$2,000	$22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	5,000	39
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	12/20/2008	8,900	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	23,800	205
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%	09/20/2007	9,800	227
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%	06/20/2011	5,000	334

						$2,318

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	53,500	$(64)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(208)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(45)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(16)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(131)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(123)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(5)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(66)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		97,200	(3,703)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(9)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	965
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	193
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,238
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,149
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	526
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	348
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	1,473
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	90

See Accompanying Notes	Annual Report	March 31, 2007	15

Schedule of Investments  Real Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		$40,900	$213
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	165
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	453
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	28
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	12
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	230
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	3,764
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	521
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	491
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	(135)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	248
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(138)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(4,588)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,986)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(303)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	914
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(477)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	461
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	799
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	4,798
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(366)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(208)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	29
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	1,035
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	329
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		139,200	338
Barclays Bank PLC	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	295
JPMorgan Chase & Co.	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	70

16	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	$11,500	$262
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027	46,000	(712)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	118,950	(116)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	41,500	(288)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	235,600	901
BNP Paribas Bank	United States CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015	50,000	312
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	157,600	994
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	213,600	4,470
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	6,500	67
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021	114,500	(4,213)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	146,500	(6,830)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	75,000	(2,840)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	126,700	(124)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014	301,300	1,760
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	98,800	2,250
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	5,200	118
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	60,000	(1,516)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2037	45,400	1,546
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	34,000	(237)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	2,061,000	10,129
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	151,200	(142)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	59,600	(2,787)

						$10,615

(i)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$3,732
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	747

							$3,000	$4,479

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	0.000%	04/19/2007	$141,400	$0	$(85)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	159,900	0	(187)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000%	09/26/2007	59,800	0	129

					$0	$(143)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

See Accompanying Notes	Annual Report	March 31, 2007	17

Schedule of Investments  Real Return Fund  (Cont.)

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	1,916	$718	$1,527
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	1,389	625	239
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	1,916	665	60
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	1,389	278	412

				$2,286	$2,238

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$254,000	$2,583	$4,230
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	434	821

							$3,017	$5,051

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	12/11/2003 -11/14/2006	$26,616	$29,474	0.25%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Republic of Germany	5.625%	01/04/2028	EUR	8,400	$13,410	$13,501
U.S. Treasury Notes	3.125%	09/15/2008		$177,200	173,420	173,610
U.S. Treasury Notes	3.250%	08/15/2007		127,800	126,989	127,594
U.S. Treasury Notes	3.375%	02/15/2008		147,500	145,702	146,338
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,629	20,866
U.S. Treasury Notes	4.500%	02/15/2016		108,600	107,925	108,435
U.S. Treasury Notes	4.750%	05/15/2014		310,200	314,785	319,079
U.S. Treasury Notes	4.875%	08/15/2016		55,000	56,427	56,312

					$959,287	$965,735

(3) Market value includes $9,566 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	200	04/2007	$2	$0	$2
Buy	CAD	6,896	04/2007	30	0	30

18	PIMCO Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell		42,475	04/2007	$0	$(496)	$(496)
Buy	CHF	37,760	06/2007	12	0	12
Buy	CNY	427,717	09/2007	1,170	0	1,170
Buy		640,353	01/2008	1,008	0	1,008
Buy		942,305	03/2008	516	0	516
Sell	EUR	3,029	04/2007	0	(2)	(2)
Sell	GBP	70,687	04/2007	0	(843)	(843)
Buy	JPY	1,807,916	05/2007	414	0	414
Sell		2,941,161	05/2007	92	0	92
Sell	NZD	9,977	04/2007	0	(427)	(427)
Buy	PLN	4,834	04/2007	55	0	55
Sell		4,834	04/2007	0	(5)	(5)
Buy		4,834	09/2007	5	0	5
Buy	RUB	40,606	12/2007	12	0	12
Buy	SEK	25,497	06/2007	52	0	52
Sell		86,597	06/2007	0	(85)	(85)

				$3,368	$(1,858)	$1,510

See Accompanying Notes	Annual Report	March 31, 2007	19

Financial Highlights

Selected Per Share Data for the Year Ended:	Net Asset Value Beginning of Year	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Fund
Class A
03/31/2007	$10.82	$0.34	$0.15	$0.49	$(0.33)	$(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.33	0.90	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.44	1.32	1.76	(0.48)	(0.15)
Class B
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)
03/31/2004	11.42	0.25	0.89	1.14	(0.26)	(0.51)
03/31/2003	10.29	0.36	1.31	1.67	(0.39)	(0.15)
Class C
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)
03/31/2004	11.42	0.27	0.90	1.17	(0.29)	(0.51)
03/31/2003	10.29	0.38	1.32	1.70	(0.42)	(0.15)

(a) Per share amounts based on average number of shares outstanding during the period.

20	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year	Total Return	Net Assets End of Year (000s)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets Excluding Interest Expense	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

$(0.01)	$(0.42)	$10.89	4.53%	$2,880,617	0.90%	0.90%	3.16%	480%
0.00	(0.65)	10.82	0.35	3,428,636	0.90	0.90	4.31	388
0.00	(0.70)	11.42	3.00	3,327,325	0.90	0.90	3.11	369
0.00	(0.86)	11.79	11.24	2,503,472	0.90	0.90	2.85	308
0.00	(0.63)	11.42	17.46	1,482,474	0.91	0.90	3.97	191

(0.01)	(0.34)	10.89	3.76	737,160	1.65	1.65	2.52	480
0.00	(0.57)	10.82	(0.40)	1,013,934	1.65	1.65	3.67	388
0.00	(0.62)	11.42	2.23	1,257,959	1.65	1.65	2.51	369
0.00	(0.77)	11.79	10.41	1,279,605	1.65	1.65	2.18	308
0.00	(0.54)	11.42	16.59	1,109,107	1.66	1.65	3.21	191

(0.01)	(0.36)	10.89	4.02	1,493,749	1.40	1.40	2.81	480
0.00	(0.59)	10.82	(0.15)	2,188,960	1.40	1.40	3.88	388
0.00	(0.65)	11.42	2.48	2,451,603	1.40	1.40	2.67	369
0.00	(0.80)	11.79	10.69	2,088,573	1.40	1.40	2.39	308
0.00	(0.57)	11.42	16.88	1,464,288	1.41	1.40	3.44	191

Annual Report	March 31, 2007	21

Statement of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$16,354,647
Cash	7,703
Foreign currency, at value	63,434
Receivable for investments sold	1,082,794
Receivable for investments sold on a delayed-delivery basis	37,022
Receivable for Fund shares sold	21,229
Interest and dividends receivable	112,968
Variation margin receivable	2,026
Swap premiums paid	51,043
Unrealized appreciation on forward foreign currency contracts	3,368
Unrealized appreciation on swap agreements	46,309
17,782,543
Liabilities:
Payable for investments purchased	$833,570
Payable for investments purchased on a delayed-delivery basis	3,930,004
Payable for short sales	965,735
Payable for Fund shares redeemed	51,542
Dividends payable	1,388
Written options outstanding	7,289
Accrued investment advisory fee	2,649
Accrued administration fee	3,192
Accrued distribution fee	1,261
Accrued servicing fee	1,342
Variation margin payable	309
Swap premiums received	20,441
Unrealized depreciation on forward foreign currency contracts	1,858
Unrealized depreciation on swap agreements	33,376
Other liabilities	3,452
5,857,408

Net Assets	$11,925,135

Net Assets Consist of:
Paid in capital	$12,204,891
Undistributed net investment income	(14,262)
Accumulated undistributed net realized loss	(368,784)
Net unrealized appreciation	103,290
$11,925,135

Net Assets:
Class A	$2,880,617
Class B	737,160
Class C	1,493,749
Other Classes	6,813,609
Shares Issued and Outstanding:
Class A	264,472
Class B	67,679
Class C	137,143
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.89
Class B	10.89
Class C	10.89
Cost of Investments Owned	$16,275,944
Cost of Foreign Currency Held	$63,209
Proceeds Received on Short Sales	$959,287
Premiums Received on Written Options	$5,303

*With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

22	PIMCO Funds	See Accompanying Notes

Statement of Operations

Year Ended March 31, 2007 (Amounts in thousands)

Investment Income:
Interest	$553,183
Dividends	61
Miscellaneous income	86
Total Income	553,330

Expenses:
Investment advisory fees	33,574
Administration fees	40,725
Distribution fees - Class B	6,539
Distribution fees - Class C	9,179
Servicing fees - Class A	7,959
Servicing fees - Class B	2,180
Servicing fees - Class C	4,590
Distribution and/or servicing fees - Other Classes	3,864
Trustees’ fees	33
Interest expense	128
Miscellaneous expense	14
Total Expenses	108,785

Net Investment Income	444,545

Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(58,043)
Net realized gain on futures contracts, options and swaps	45,466
Net realized loss on foreign currency transactions	(66,902)
Net change in unrealized appreciation on investments	267,729
Net change in unrealized depreciation on futures contracts, options and swaps	(5,901)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(5,736)
Net Gain	176,613

Net Increase in Net Assets Resulting from Operations	$621,158

See Accompanying Notes	Annual Report	March 31, 2007	23

Statements of Changes in Net Assets

(Amounts in thousands)
	Year Ended March 31, 2007	Year Ended March 31, 2006

Decrease in Net Assets from:

Operations:
Net investment income	$444,545	$644,804
Net realized gain (loss)	(79,479)	66,460
Net change in unrealized appreciation (depreciation)	256,092	(660,421)
Net increase resulting from operations	621,158	50,843

Distributions to Shareholders:
From net investment income
Class A	(98,381)	(157,695)
Class B	(21,086)	(43,818)
Class C	(49,499)	(97,844)
Other Classes	(264,920)	(360,756)
From net realized capital gains
Class A	(21,662)	(48,316)
Class B	(5,705)	(15,096)
Class C	(11,917)	(32,825)
Other Classes	(49,337)	(101,268)
Tax basis return of capital
Class A	(3,493)	0
Class B	(957)	0
Class C	(2,014)	0
Other Classes	(8,271)	0

Total Distributions	(537,242)	(857,618)

Fund Share Transactions:
Receipts for shares sold
Class A	877,432	1,423,000
Class B	12,415	45,526
Class C	148,907	529,635
Other Classes	2,699,870	3,408,970
Issued as reinvestment of distributions
Class A	88,030	151,350
Class B	18,762	40,127
Class C	40,063	84,583
Other Classes	294,942	420,796
Cost of shares redeemed
Class A	(1,530,773)	(1,275,017)
Class B	(312,318)	(269,479)
Class C	(892,652)	(745,095)
Other Classes	(3,736,126)	(3,074,725)
Net increase (decrease) resulting from Fund share transactions	(2,291,448)	739,671

Fund Redemption Fee	96	105

Total Decrease in Net Assets	(2,207,436)	(66,999)

Net Assets:
Beginning of year	14,132,571	14,199,570
End of year*	$11,925,135	$14,132,571

*Including undistributed net investment income of:	$(14,262)	$35,022

24	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes),

Annual Report	March 31, 2007	25

Notes to Financial Statements  (Cont.)

including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statement of Operations.

(c) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of

26	PIMCO Funds

March 31, 2007

events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Fund are allocated daily to each class of shares based on the relative value of settled shares. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(f) Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
EUR	Euro	RUB	Russian Ruble
GBP	Great British Pound	SEK	Swedish Krona

(g) Foreign Currency Transactions  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was

Annual Report	March 31, 2007	27

Notes to Financial Statements  (Cont.)

closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(h) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(i) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(j) Options Contracts  The Fund may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses.

28	PIMCO Funds

March 31, 2007

Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(k) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statement of Assets and Liabilities. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(l) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (“RIBs”)/Residual Interest Tax Exempt Bonds (“RITEs”)  The Fund may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are short-term, liquid, notes that are issued with a variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. The Fund may also invest in Inverse Floaters for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the holders of the Floating Rate Notes tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale

Annual Report	March 31, 2007	29

Notes to Financial Statements  (Cont.)

criteria under FAS No. 140, the Fund removes the Fixed Rate Bonds from its Statement of Assets and Liabilities, records any cash received, and records the Inverse Floaters as investments at fair value in the Schedule of Investments. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, the Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. Interest income paid to Floating Rates Notes is not paid directly by the Fund holding Inverse Floaters; however, such payments are recognized in the Statement of Operations as a component of interest expense for transactions identified as secured borrowings. Interest expense recorded for Floating Rate Notes is offset by additional interest income from the Fixed Rate Bonds included in the Fund’s Schedule of Investments. The additional interest income is equivalent to the excess of the interest income recognized from the Fixed Rate Bonds compared to the cash actually received from the Inverse Floaters held by the Fund. Thus, while the Fund’s reported net expense ratio is generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(m) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(n) Short Sales  The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(o) Swap Agreements  The Fund may invest in swap agreements. Swap transactions are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. The Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

30	PIMCO Funds

March 31, 2007

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain or loss on the Statement of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(p) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the

Annual Report	March 31, 2007	31

Notes to Financial Statements  (Cont.)

terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan.

At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(q) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(r) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(s) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Fund to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Fund and will provide additional information in relation to the Interpretation and Statement on the Fund’s semiannual financial statements for the period ending September 30, 2007.

32	PIMCO Funds

March 31, 2007

3.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

Administration Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
0.20%	0.20%	0.40%	0.40%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

Annual Report	March 31, 2007	33

Notes to Financial Statements  (Cont.)

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $5,440,956 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

4.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

34	PIMCO Funds

March 31, 2007

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Real Return Fund	$ 13,501	$ 0

5.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

6.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$87,212,531	$90,490,516	$1,052,996	$536,829

Annual Report	March 31, 2007	35

Notes to Financial Statements  (Cont.)

7.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	2,263	$0	$1,590
Sales	48,252	1,357,000	18,335
Closing Buys	(5)	(207,000)	(1,079)
Expirations	(35,566)	(845,000)	(10,177)
Exercised	(8,334)	0	(3,366)
Balance at 03/31/2007	6,610	$305,000	$5,303

8.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	81,254	$877,432	125,712	$1,423,000
Class B	1,149	12,415	4,012	45,526
Class C	13,777	148,907	46,614	529,635
Other Classes	250,430	2,699,870	302,028	3,408,970
Issued as reinvestment of distributions
Class A	8,127	88,030	13,438	151,350
Class B	1,733	18,762	3,560	40,127
Class C	3,700	40,063	7,507	84,583
Other Classes	27,228	294,942	37,359	420,796
Cost of shares redeemed
Class A	(141,838)	(1,530,773)	(113,456)	(1,275,017)
Class B	(28,927)	(312,318)	(23,956)	(269,479)
Class C	(82,673)	(892,652)	(66,367)	(745,095)
Other Classes	(345,461)	(3,736,126)	(272,965)	(3,074,725)
Net increase (decrease) resulting from Fund share transactions	(211,501)	$(2,291,488)	63,486	$739,671

9.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and

36	PIMCO Funds

March 31, 2007

have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

Annual Report	March 31, 2007	37

Notes to Financial Statements  (Cont.)

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

10.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation) (1)	Other Book-to-Tax Accounting Differences (2)	Accumulated Capital Losses	Post-October Deferrals (4)
$ 0	$0	$(131,307)	$(21,079)	$0	$(127,370)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (4)
$16,490,152	$177,450	$(312,955)	$(135,505)

(4) Primary differences between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Fund made the following tax basis distributions (amounts in thousands):

March 31, 2007			March 31, 2006
Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions (5)	Long-Term Capital Gain Distributions	Return of Capital

$522,166	$342	$ 14,734	$764,118	$93,500		$0

(5) Includes short-term capital gains distributed.

38	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the Real Return Fund, one of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Fund”) at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights of the Fund for the Class A, Class B, and Class C shares for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	39

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of the Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
0.01%	0.01%	$ 401,595	$ 3,229

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

40	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust
Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.
R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).
Independent Trustees
Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).
E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).
Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).
J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).
William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	41

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

42	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www,allianzinvestors,com/edelivery.

AZ689AR_17286

Share Classes	Institutional and Administrative

Annual Report  March 31, 2007

Strategic Markets Bond Funds

All Asset Fund

All Asset All Authority Fund

European StocksPLUS® TR Strategy Fund

Far East (ex-Japan) StocksPLUS® TR Strategy Fund

Fundamental IndexPLUS™ Fund

Fundamental IndexPLUS™ TR Fund

International StocksPLUS® TR Strategy Fund (Unhedged)

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Japanese StocksPLUS® TR Strategy Fund

Real Return Asset Fund

RealEstateRealReturn Strategy Fund

Small Cap StocksPLUS® TR Fund

StocksPLUS® Total Return Fund

StocksPLUS® TR Short Strategy Fund

CommodityRealReturn Strategy Fund®

		Page

Chairman’s Letter		1
Important Information About the Funds		2
Benchmark Descriptions		19
Financial Highlights		20
Statements of Assets and Liabilities		26
Consolidated Statement of Assets and Liabilities		29
Statements of Operations		30
Consolidated Statement of Operations		33
Statements of Changes in Net Assets		34
Consolidated Statements of Changes in Net Assets		38
Statement of Cash Flows		39
Notes to Financial Statements		114
Report of Independent Registered Public Accounting Firm		129
Federal Income Tax Information		130
Management of the Trust		131
Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)		133

FUND	Fund Summary	Schedules of Investments

All Asset Fund	4	40
All Asset All Authority Fund	5	41
European StocksPLUS® TR Strategy Fund	6	42
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	7	45
Fundamental IndexPLUS™ Fund	8	50
Fundamental IndexPLUS™ TR Fund	9	57
International StocksPLUS® TR Strategy Fund (Unhedged)	10	64
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11	69
Japanese StocksPLUS® TR Strategy Fund	12	75
Real Return Asset Fund	13	80
RealEstateRealReturn Strategy Fund	14	85
Small Cap StocksPLUS® TR Fund	15	89
StocksPLUS® Total Return Fund	16	93
StocksPLUS® TR Short Strategy Fund	17	100
CommodityRealReturn Strategy Fund®	18	106

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330, and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902, www.pimco-funds.com, (800) 927-4648.

The Annual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Strategic Markets Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the financial markets during the twelve-month period include:

■

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

■

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

■	Stocks fared well during the period, with the S&P 500 Index returning 11.83%. Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 9.39% for the period.

■

Foreign and global bond markets generally lagged the comparable U.S. market on a hedged basis. On an unhedged basis, foreign and global bond markets generally outperformed the comparable U.S. market as the U.S. dollar depreciated relative to most major currencies.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager's website at www.pimco.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	1

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, non-U.S. security risk, real estate risk, emerging markets risk, currency risk, leveraging risk, issuer non-diversification risk, smaller company risk, short sale risk, tax risk, subsidiary risk, management risk, european concentration risk, Far Eastern (excluding Japan) concentration risk, Japanese concentration risk, specific sector investment risk, issuer non-diversification risk, and variable dividend risk. A complete description of these risks is contained in the Funds’ prospectus. The use of derivatives and commodity-linked derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. A non-diversified fund may have additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and the All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in the Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities.

Effective 10/01/2006, the International StocksPLUS® TR Strategy Fund changed its name to International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged).

On each individual Fund Summary page in this Annual Report, the Average Annual Total Return table measures performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The performance of the Administrative Class reflects the payment of a distribution and/or service fee in an amount not to exceed 0.25% of the Fund’s assets on an annualized basis. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

For periods prior to the inception date of the Administrative Class shares performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution, and/or service fees, and other expenses paid by the Administrative Class shares. The Administrative Class shares were first offered in (month/year): All Asset Fund (12/02) and CommodityRealReturn Strategy Fund® (02/03). The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

2	PIMCO Funds	Strategic Markets Funds

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees (Administrative Class only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is from October 1, 2006 to March 31, 2007.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	3

PIMCO All Asset Fund	Institutional Class	PAAIX
	Administrative Class	PAALX

Cumulative Returns Through March 31, 2007

PIMCO Funds Allocation*

Floating Income Fund	27.4%
CommodityRealReturn Strategy Fund®	10.8%
Developing Local Markets Fund	9.7%
Real Return Asset Fund	9.1%
Real Return Fund	5.9%
Other	37.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	8.04%	11.57%
PIMCO All Asset Fund Administrative Class	7.73%	11.30%
Lehman Brothers U.S. TIPS: 1-10 Year Index	5.60%	5.55%
Consumer Price Index + 500 Basis Points	8.02%	8.10%
Lipper Flexible Portfolio Fund Average	8.21%	11.84%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.865% for the Institutional Class shares and 1.115% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,044.34	$1,043.22	$1,023.81	$1,022.56
Expenses Paid During Period†	$1.15	$2.42	$1.14	$2.40

† For each class of the Fund, expenses are equal to the net expense ratio for the class (0.225% for Institutional Class, 0.475% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.64%. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund).

»	Significant and growing exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, modestly contributed to performance as these strategies posted positive returns.

»

Large exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance; TIPS gained as real yields declined. However, decreasing exposure towards the end of the period detracted from performance.

»	Growing exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, slightly added to performance as the Dow Jones-AIG Commodity Total Return Index gained 9.39% during the period.

»

Although any amount of exposure to Real Estate Investment Trust (“REIT”) strategies benefited performance, as the Dow Jones Wilshire REIT Index returned 21.85% during the period, negligible exposure detracted from performance.

»

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. Reduced equity exposure in the Fund during the fourth quarter of 2006 detracted from performance.

»	Minimal exposure to mortgage-backed securities detracted from performance as returns were moderate for the asset class, although some exposure benefited the Fund.

4	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset All Authority Fund
	Institutional Class	PAUIX

Cumulative Returns Through March 31, 2007

PIMCO Funds Allocation*

Floating Income Fund	25.5%
StocksPLUS® TR Short Strategy Fund	17.1%
Developing Local Markets Fund	7.8%
CommodityRealReturn Strategy Fund®	7.5%
Diversified Income Fund	5.5%
Japanese StocksPLUS® TR Strategy Fund	5.3%
Emerging Local Bond Fund	5.0%
Other	26.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	6.87%	8.51%
S&P 500 Index	11.83%	11.26%
Consumer Price Index + 650 Basis Points	9.65%	10.00%
Lipper Flexible Portfolio Fund Average	8.21%	10.80%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 2.26% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,045.28	$1,015.51
Expenses Paid During Period†	$9.64	$9.50

† Expenses are equal to the net annualized expense ratio of 1.89% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses are currently capped at 0.69%. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund).

»	Significant and growing exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, modestly contributed to performance as these strategies posted positive returns.

»

Large exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance; TIPS gained as real yields declined on slowing U.S. growth. However, decreasing exposure towards the end of the period detracted from performance.

»	Growing exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, slightly added to performance as the Dow Jones-AIG Commodity Total Return Index gained 9.39% during the period.

»

Although any amount of exposure to Real Estate Investment Trust (“REIT”) strategies benefited performance, as the Dow Jones Wilshire REIT Index returned 21.85% during the period, negligible exposure detracted from performance.

»	Exposure to equity strategies benefited performance due to strong returns domestically and internationally. Reduced equity exposure in the Fund detracted from performance.

»	Minimal exposure to mortgage-backed securities detracted from performance as returns were moderate for the asset class, although some exposure benefited the Fund.

Annual Report	March 31, 2007	5

PIMCO European StocksPLUS® TR Strategy Fund
	Institutional Class	PESIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	54.3%
Short-Term Instruments	20.1%
Asset-Backed Securities	11.0%
Mortgage-Backed Securities	9.0%
Corporate Bonds & Notes	3.3%
Other	2.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)**
PIMCO European StocksPLUS® TR Strategy Fund Institutional Class	14.78%	18.35%
European Blue Chip 50 Index (USD Hedged)	13.39%	18.85%
Lipper European Region Fund Average	23.77%	25.11%

All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.80% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,087.16	$1,020.54
Expenses Paid During Period†	$4.58	$4.43

† Expenses are equal to the net annualized expense ratio of 0.80% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO European StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in European equity derivatives, backed by a portfolio of fixed-income instruments.

»	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

»

Interest rate exposure within the U.S. was positive for performance overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries and spreads narrowed.

»	Limited exposure to credit sensitive assets was marginally positive overall as both credit and emerging markets holdings provided incremental yield and positive relative price performance.

6	PIMCO Funds	Strategic Markets Funds

PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	Institutional Class	PEJIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	54.7%
Asset-Backed Securities	16.0%
Mortgage-Backed Securities	10.1%
Short-Term Instruments	9.5%
Corporate Bonds & Notes	7.0%
Other	2.7%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)**
PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund Institutional Class	22.48%	17.13%
MSCI All Country Far East (ex-Japan) Hedged USD Index	23.79%	20.04%
Lipper Pacific ex-Japan Fund Average	23.79%	23.97%

All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.82% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,181.03	$1,020.84
Expenses Paid During Period†	$4.46	$4.13

† Expenses are equal to the net annualized expense ratio of 0.80% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Far East (ex-Japan) StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Far Eastern (excluding Japan) equity derivatives, backed by a portfolio of fixed-income instruments.

»

Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund. Returns among emerging markets were particularly strong as evidenced by the performance of the Fund’s benchmark.

»	Interest rate exposure within the U.S. was positive overall as most rates declined during the period.

»	A yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

»	Equity index exposure obtained in the Fund using total return swaps on exchange-traded funds (“ETFs”) was negatively impacted by underperformance of the ETFs relative to the Fund’s benchmark.

Annual Report	March 31, 2007	7

PIMCO Fundamental IndexPLUSTM Fund	Institutional Class	PFPIX
	Administrative Class	PFPAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	28.6%
Short-Term Instruments	28.5%
Asset-Backed Securities	27.4%
Mortgage-Backed Securities	10.9%
U.S. Government Agencies	2.5%
Other	2.1%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	14.41%	14.12%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	14.11%	13.83%
FTSE RAFITM 1000 Index	15.64%	15.07%
S&P 500 Index	11.83%	12.70%
Lipper Specialty Diversified Equity Fund Average	3.13%	5.41%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.70% for the Institutional Class shares and 0.95% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,089.05	$1,087.57	$1,021.69	$1,020.44
Expenses Paid During Period†	$3.39	$4.68	$3.28	$4.53

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.65% for Institutional Class, 0.90% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios of 0.65% for Institutional Class and 0.90% for Administrative Class reflect net annualized expenses after application of an Advisory Fee waiver of 0.05%. The Advisory fee waiver described in the preceding sentence expired by its terms on March 31, 2007, and effective April 1, 2007, the expense ratios are 0.70% for Institutional Class and 0.95% for Administrative Class.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short-term fixed-income instruments.

»	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

»

The FTSE RAFI™ 1000 Index posted a total return of 15.64% during the twelve-month period ended March 31, 2007, well above the 11.83% return for the S&P 500 Index over the same time period. The FTSE RAFI™ 1000 Index benefited from a higher allocation to the utilities sector and lower allocations to the information technology and healthcare sectors, compared to the S&P 500 Index.

»

The Fund obtained exposure via total return swaps to Enhanced RAFI™ 1000, an enhanced and performance-recalibrated version of the FTSE RAFI™ 1000 Index. Enhanced RAFI™ 1000 outperformed the FTSE RAFI™ 1000 Index over the period since the Fund switched exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000. The change in index exposure from the FTSE RAFI™ 1000 Index to the Enhanced RAFI™ 1000 became effective on October 15, 2006.

»

U.S. duration exposure concentrated in short maturities (less than one year) detracted from performance as short-term rates increased coincident with Federal Reserve interest rate hikes early in the period.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Exposure to credit sensitive assets was slightly positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUSTM TR Fund	Institutional Class	PXTIX
	Administrative Class	PXTAX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	33.1%
Corporate Bonds & Notes	22.7%
Asset-Backed Securities	19.5%
Short-Term Instruments	13.4%
Mortgage-Backed Securities	8.5%
Other	2.8%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Institutional Class	15.57%	13.21%
PIMCO Fundamental IndexPLUS™ TR Fund Administrative Class	15.23%	12.90%
FTSE RAFITM 1000 Index	15.64%	15.07%
S&P 500 Index	11.83%	12.70%
Lipper Specialty Diversified Equity Fund Average	3.13%	5.41%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.79% for the Institutional Class shares and 1.04% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,088.40	$1,086.12	$1,021.24	$1,020.00
Expenses Paid During Period†	$3.85	$5.15	$3.73	$4.99

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios of 0.74% for Institutional Class and 0.99% for Administrative Class reflect net annualized expenses after application of an Advisory Fee waiver of 0.05%. The Advisory fee waiver described in the preceding sentence expired by its terms on March 31, 2007, and effective April 1, 2007, the expense ratios are 0.79% for Institutional Class and 1.04 % for Administrative Class.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced, performance recalibrated version of the FTSE RAFI™ 1000 Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

»	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

»

The FTSE RAFI™ 1000 Index posted a total return of 15.64% during the twelve-month period ended March 31, 2007, well above the 11.83% return of the S&P 500 Index over the same time period. The FTSE RAFI™ 1000 Index benefited from a higher allocation to the utilities sector and lower allocations to the information technology and healthcare sectors, compared to the S&P 500 Index.

»

The Fund obtained exposure via total return swaps to the Enhanced RAFI™ 1000, an enhanced and performance-recalibrated version of the FTSE RAFI™ 1000 Index. Enhanced RAFI™ 1000 outperformed the FTSE RAFI™ 1000 Index over the period since the Fund switched exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000. The change in index exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000 became effective on October 15, 2006.

»

Interest rate exposure within the U.S. was strongly positive overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Annual Report	March 31, 2007	9

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Institutional Class	PSKIX
	Administrative Class	PSKAX

Allocation Breakdown*

U.S. Government Agencies	31.7%
Short-Term Instruments	27.5%
Asset-Backed Securities	17.9%
Corporate Bonds & Notes	16.3%
Mortgage-Backed Securities	5.6%
Other	1.0%

*	% of Total Investments as of 03/31/2007

A line graph is not included since the Fund has less than six months of audited financial statements.

Average Annual Total Return for the period ended March 31, 2007
Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	6.41%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	6.33%
MSCI EAFE Net Dividend Index, USD Unhedged	7.34%
Lipper International Multi-Cap Core Fund Average	6.78%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 11/26/2006, as supplemented to date, is 0.72% for the Institutional Class shares and 0.97% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (11/30/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,064.09	$1,063.29	$1,021.49	$1,020.24
Expenses Paid During Period†	$2.36	$3.21	$3.48	$4.73

† Expenses are equal to the net annualized expense ratio for the Class (0.69% for Institutional Class, 0.94% for the Administrative Class), multiplied by the average account value over the period, multiplied by 122/182 (to reflect the period since the Fund commenced operations on 11/30/06). The annualized expense ratio of 0.69% for the Institutional Class and 0.94% for the Administrative Class reflects net annualized expenses after application of an expense reduction of 0.35% for each Class.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund was launched on November 30, 2006.

»

In the four-month period since the launch of the International StocksPLUS® TR Strategy Fund (Unhedged), the Morgan Stanley Capital International Europe, Australasia Far East (“EAFE”) Net Dividend Index, USD Unhedged returned 7.34%.

»	Duration exposure in the U.S. was negative for performance due to upward movement in most intermediate and long-term rates (three years and longer), where the Fund’s duration exposure was focused.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit and emerging markets holdings provided incremental yield and positive relative price performance.

»	Exposure to U.K. and Japan short-maturity bonds detracted from performance as short-term yields rose during the period.

10	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Institutional Class	PISIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	53.5%
Short-Term Instruments	17.0%
Asset-Backed Securities	12.1%
Mortgage-Backed Securities	7.0%
Corporate Bonds & Notes	6.4%
Other	4.0%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)**
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	14.67%	20.01%
MSCI EAFE Net Dividend Index, USD Hedged	13.73%	20.09%
Lipper International Multi-Cap Core Fund Average	17.95%	20.84%

All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio is as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.80% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,118.86	$1,020.94
Expenses Paid During Period†	$4.23	$4.03

† Expenses are equal to the net annualized expense ratio of 0.80% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in non-U.S. equity derivatives backed by a portfolio of fixed-income instruments.

»	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

»

Interest rate exposure within the U.S. was positive for performance overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Annual Report	March 31, 2007	11

PIMCO Japanese StocksPLUS® TR Strategy Fund
	Institutional Class	PJSIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	42.4%
Short-Term Instruments	29.4%
Asset-Backed Securities	11.2%
Mortgage-Backed Securities	8.4%
Corporate Bonds & Notes	6.3%
Other	2.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)**
PIMCO Japanese StocksPLUS® TR Strategy Fund Institutional Class	7.61%	20.02%
MSCI Japan Hedged USD Index	8.08%	22.19%
Lipper Japanese Fund Average	-6.01%	13.19%

All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.80% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,108.09	$1,019.40
Expenses Paid During Period†	$5.83	$5.59

† Expenses are equal to the net annualized expense ratio of 0.80% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Japanese StocksPLUS® TR Strategy Fund seeks to exceed the total return of its benchmark index by investing under normal circumstances substantially all of its assets in Japanese equity derivatives backed by a portfolio of fixed-income instruments.

»	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

»	Interest rate exposure within the U.S. was positive for performance overall as most rates declined over the period.

»	A yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

12	PIMCO Funds	Strategic Markets Funds

PIMCO Real Return Asset Fund
	Institutional Class	PRAIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Treasury Obligations	72.2%
U.S. Government Agencies	11.2%
Short-Term Instruments	8.5%
Corporate Bonds & Notes	5.8%
Commodity Index-Linked Notes	0.9%
Other	1.4%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	Fund Inception (11/12/01)**
PIMCO Real Return Asset Fund Institutional Class	3.90%	10.17%	8.49%
Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	4.56%	9.70%	8.13%
Lipper Treasury Inflation Protected Securities Fund Average	4.48%	6.93%	5.70%

All Fund returns are net of fees and expenses.

** The Fund began operations on 11/12/01. Index comparisons began on 10/31/01.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.60% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$992.47	$1,021.94
Expenses Paid During Period†	$2.98	$3.02

† Expenses are equal to the net annualized expense ratio of 0.60% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Real Return Asset Fund seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

»	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

»	An emphasis on nominal bonds in the Eurozone versus inflation-linked bonds benefited performance as nominals outperformed their inflation-linked counterparts.

»	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

»	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

»	Holdings of Canadian nominal bonds in the last three months of the period detracted from performance due to moderately higher rates in this period.

Annual Report	March 31, 2007	13

PIMCO RealEstateRealReturn Strategy Fund
	Institutional Class	PRRSX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Treasury Obligations	78.9%
U.S. Government Agencies	8.5%
Short-Term Instruments	6.2%
Corporate Bonds & Notes	3.4%
Foreign Currency-Denominated Issues	1.7%
Other	1.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)**
PIMCO RealEstateRealReturn Strategy Fund Institutional Class	20.17%	28.34%
Dow Jones Wilshire Real Estate Investment Trust Index	21.85%	27.73%
Lipper Real Estate Fund Average	21.51%	25.90%

All Fund returns are net of fees and expenses.

** The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.74% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,102.03	$1,021.24
Expenses Paid During Period†	$3.88	$3.73

† Expenses are equal to the net annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO RealEstateRealReturn Strategy Fund seeks to achieve its investment objective by investing under normal circumstances in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»

Above-index duration expressed through nominal bonds and Treasury Inflation-Protected Securities (“TIPS”) modestly added to performance, resulting from falling U.S. nominal and real yields over the period.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

»	TIPS marginally underperformed the one-month LIBOR financing cost of gaining index exposure as instruments with longer duration typically underperform in a rising interest rate environment.

»	An underweight to Canadian nominal duration for most of the period was negative for performance as rates fell over the period.

»

Real Estate Investment Trusts (“REITs”) gained for the period based on a positive outlook for rental rates to increase amid declining vacancies, which enhanced total return performance of the Fund. Also, investor flows into commercial real estate and industry consolidation helped support the asset class.

14	PIMCO Funds	Strategic Markets Funds

PIMCO Small Cap StocksPLUS® TR Fund
	Institutional Class	PSCSX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	35.1%
Short-Term Instruments	31.3%
Corporate Bonds & Notes	15.1%
Asset-Backed Securities	14.3%
Mortgage-Backed Securities	3.1%
Other	1.1%

*	% of Total Investments as of 03/31/07

Cumulative Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	7.39%	7.39%
Russell 2000® Index	5.91%	5.91%
Lipper Specialty Diversified Equity Fund Average	3.13%	3.13%

All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.76% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,116.35	$1,021.24
Expenses Paid During Period†	$3.90	$3.73

† Expenses are equal to the net annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.74% reflects net annualized expenses after application of an expense waiver of 1.22%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks to exceed the total return of the Russell 2000 Index by investing under normal circumstances substantially all of its assets in Russell 2000 Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

»	Small Cap U.S. stocks posted a modest return for the twelve-month period ended March 31, 2007. The total return of the Russell 2000® Index was 5.91% over this time period.

»

Interest rate exposure within the U.S. was positive overall as most rates declined during the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»

Limited exposure to credit sensitive assets was marginally positive for performance overall as both credit and emerging markets holdings provided incremental yield and positive relative price performance.

Annual Report	March 31, 2007	15

PIMCO StocksPLUS® Total Return Fund
	Institutional Class	PSPTX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	40.4%
Short-Term Instruments	29.7%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	12.0%
Mortgage-Backed Securities	3.8%
Other	1.5%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/28/02)**
PIMCO StocksPLUS® Total Return Fund Institutional Class	12.24%	11.57%
S&P 500 Index	11.83%	9.89%
Lipper Large-Cap Core Fund Average	9.88%	8.36%

All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.69% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,071.36	$1,021.49
Expenses Paid During Period†	$3.56	$3.48

† Expenses are equal to the net annualized expense ratio of 0.69% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances substantially all of its assets in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

»

Interest rate exposure within the U.S. was strongly positive overall as most rates declined during the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

16	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® TR Short Strategy Fund
	Institutional Class	PSTIX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Short-Term Instruments	29.8%
U.S. Government Agencies	28.5%
Corporate Bonds & Notes	28.2%
Asset-Backed Securities	6.0%
Other	7.5%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/23/03)**
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	-1.14%	-0.86%
Inverse of S&P 500 Index	-10.99%	-11.59%
Lipper Dedicated Short Bias Fund Average	-4.00%	-11.36%

All Fund returns are net of fees and expenses.

** The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.74% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The out performance of this Fund relative to its benchmark since inception was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$974.45	$1,021.24
Expenses Paid During Period†	$3.64	$3.73

† Expenses are equal to the net annualized expense ratio of 0.74% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks to achieve its investment objective by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

»

Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007. As such, the inverse of the S&P 500 Index declined over the same period, posting a total return of -10.99%.

»	Short S&P 500 Index futures exposure benefited relative performance as the financing rate that accrued to a seller of these futures increased performance.

»

Interest rate exposure within the U.S. was strongly positive overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

»	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

»	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

»	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Annual Report	March 31, 2007	17

PIMCO CommodityRealReturn Strategy Fund®	Institutional Class	PCRIX
	Administrative Class	PCRRX

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Treasury Obligations	65.1%
Commodity Index-Linked Notes	18.8%
Short-Term Instruments	4.9%
U.S. Government Agencies	4.1%
Corporate Bonds & Notes	2.8%
Other	4.3%

*	% of Total Investments as of 03/31/2007

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for the Institutional or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/28/02)**
PIMCO CommodityRealReturn Strategy Fund® Institutional Class	8.46%	19.32%
PIMCO CommodityRealReturn Strategy Fund® Administrative Class	8.17%	19.01%
Dow Jones-AIG Commodity Total Return Index	9.39%	15.19%
Lipper Specialty Diversified Equity Fund Average	3.13%	4.39%

All Fund returns are net of fees and expenses.

** The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7, 30, or 60 days of acquisition, depending on the Fund. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/2006, as supplemented to date, is 0.74% for the Institutional Class shares and 0.99% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,081.95	$1,081.17	$1,021.24	$1,020.00
Expenses Paid During Period†	$3.84	$5.14	$3.73	$4.99

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.74% for Institutional Class, 0.99% for Administrative Class) multiplied by the average account value over the period, 182/365 (to reflect the one-half year period). The annualized expense ratio of 0.74% for Institutional Class and 0.99% for Administrative Class reflects net annualized expenses after application of an expense waiver of 0.01%.

Please refer to page 3 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO CommodityRealReturn Strategy Fund® seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

»	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

»

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

»	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

»	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

»	Holdings of Canadian nominal bonds late in the period detracted from performance due to moderately higher rates in this period.

»	Commodities generally gained during this period, which enhanced total return performance of the Fund.

18	PIMCO Funds	Strategic Markets Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Dow Jones - AIG Commodity Total Return Index	Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index, is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest in the index.

European Blue Chip 50 Index (USD Hedged)	European Blue Chip 50 Index (USD Hedged) is a capitalization-weighted index of 50 European blue - chips stocks from those countries participating in the EMU (European Monetary Union). It is not possible to invest directly in the index.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 index. It is not possible to invest in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index	Lehman Brothers U.S. Treasury Inflation Notes: 10+ Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed Securities with maturities of over 10 years. It is not possible to invest directly in the index.

MSCI All Country Far East (ex-Japan) Hedged USD Index	MSCI All Country Far East (ex-Japan) Hedged USD is an unmanaged index of small capitalization issuers located throughout the Far East excluding Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index.

MSCI EAFE Net Dividend Index, USD Hedged	MSCI EAFE Net Dividend, USD Hedged is an unmanaged index of issuers in countries of Europe, Australasia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index.

MSCI EAFE Net Dividend Index, USD Unhedged	MSCI EAFE Net Dividend Index, USD Unhedged is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI Japan Hedged USD Index	MSCI Japan Hedged USD Index is a free float-adjusted market capitalization that is designed to measure equity market performance in Japan represented in U.S. Dollars on a hedged basis. It is not possible to invest in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Annual Report	March 31, 2007	19

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Institutional Class
03/31/2007	$12.61	$0.80	$0.19	$0.99	$(0.76)	$(0.04)
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)
03/31/2004	11.23	0.74	1.41	2.15	(0.48)	(0.09)
07/31/2002 - 03/31/2003	10.00	0.41	1.09	1.50	(0.27)	0.00
Administrative Class
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)
03/31/2004	11.23	0.84	1.28	2.12	(0.46)	(0.09)
12/31/2002 - 03/31/2003	10.94	0.06	0.24	0.30	(0.01)	0.00

All Asset All Authority Fund
Institutional Class
03/31/2007	$10.62	$0.62	$0.09	$0.71	$(0.62)	$(0.02)
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)
10/31/2003 - 03/31/2004	10.00	0.31	0.80	1.11	(0.25)	0.00

European StocksPLUS® TR Strategy Fund
Institutional Class
03/31/2007	$11.32	$0.47	$1.14	$1.61	$(2.61)	$0.00
03/31/2006	9.86	0.40	2.23	2.63	(1.17)	0.00
03/31/2005	10.33	0.11	1.13	1.24	(1.37)	(0.19)
10/30/2003 - 03/31/2004	10.00	0.02	1.13	1.15	(0.64)	0.00

Far East (ex-Japan) StocksPLUS® TR Strategy Fund
Institutional Class
03/31/2007	$12.09	$0.53	$2.08	$2.61	$(2.14)	$0.00
03/31/2006	10.67	0.44	2.04	2.48	(1.06)	0.00
03/31/2005	10.99	0.12	0.22	0.34	(0.36)	(0.30)
10/30/2003 - 03/31/2004	10.00	0.03	0.96	0.99	0.00	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.79%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.25%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.50%.

20	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.80)	$12.80	8.04%	$8,947,098	0.235	% (j)	0.235	% (j)	6.30%		86%
0.00	(0.84)	12.61	6.48	7,277,346	0.25		0.25		6.87		56
0.00	(0.84)	12.64	5.32	3,555,716	0.21	(c)	0.21	(c)	7.17		92
0.00	(0.57)	12.81	19.53	1,022,553	0.23	(c)	0.23	(c)	6.13		99
0.00	(0.27)	11.23	15.07	152,635	0.19	*(c)	0.19	*(c)	5.50	*	101

0.00	(0.77)	12.78	7.73	184,943	0.485	(j)	0.485	(j)	6.48		86
0.00	(0.81)	12.60	6.25	81,072	0.50		0.50		6.52		56
0.00	(0.82)	12.63	5.11	47,118	0.46	(d)	0.46	(d)	7.77		92
0.00	(0.55)	12.80	19.21	9,433	0.48	(d)	0.48	(d)	6.88		99
0.00	(0.01)	11.23	2.73	11	0.44	*(d)	0.44	*(d)	2.28	*	101

$0.00	$(0.64)	$10.69	6.87%	$298,604	1.80%	(k)	0.27%	(k)	5.79%		128%
0.00	(0.64)	10.62	6.87	370,389	1.62	(h)	0.30		6.50		62
0.00	(0.76)	10.53	3.99	155,020	0.76	(h)	0.30		7.58		171
0.00	(0.25)	10.86	11.28	58,842	0.82	*(b)(h)	0.30	*(b)	7.14	*	116

$0.00	$(2.61)	$10.32	14.78%	$7,669	0.89% (h)		0.83%		4.26%		905%
0.00	(1.17)	11.32	27.31	7,277	0.85		0.85		3.62		598
(0.15)	(1.71)	9.86	10.82	4,133	0.86	(g)	0.86	(g)	1.12		838
(0.18)	(0.82)	10.33	9.85	7,503	0.85	*(e)	0.85	*(e)	(4.48	)*	118

$0.00	$(2.14)	$12.56	22.48%	$17,382	0.83% (i)		0.83	% (i)	4.32%		762%
0.00	(1.06)	12.09	23.56	29,828	0.87		0.85		3.63		675
0.00	(0.66)	10.67	3.18	8,280	0.85		0.85		1.16		823
0.00	0.00	10.99	9.95	8,007	0.85	*(h)	0.85	*(h)	5.18	*	114

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.

(f) Ratio of expenses to average net assets includes line of credit expense.

(g) Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.37%.

(i) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

(j) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

(k) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

Annual Report	March 31, 2007	21

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Fundamental IndexPLUSTM Fund
Institutional Class
03/31/2007	$10.34	$0.51	$0.96	$1.47	$(0.89)	$0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00
Administrative Class
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00

Fundamental IndexPLUSTM TR Fund
Institutional Class
03/31/2007	$10.29	$0.45	$1.10	$1.55	$(1.38)	$0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00
Administrative Class
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
11/30/2006 - 03/31/2007	$10.00	$0.15	$0.48	$0.63	$(0.42)	$0.00
Administrative Class
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
03/31/2007	$12.40	$0.52	$1.19	$1.71	$(1.85)	$0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.02	1.02	1.04	(0.27)	0.00

Japanese StocksPLUS® TR Strategy Fund
Institutional Class
03/31/2007	$13.02	$0.53	$0.41	$0.94	$(0.70)	$0.00
03/31/2006	10.23	0.44	4.76	5.20	(2.41)	0.00
03/31/2005	11.32	0.13	(0.03)	0.10	(0.50)	(0.58)
10/30/2003 - 03/31/2004	10.00	0.03	1.34	1.37	(0.05)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.08%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.59%.

(d) Ratio of expenses to average net assets excluding miscellaneous expense is 0.85%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.04%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.29%.

(g) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

22	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.89)	$10.92	14.41%	$487,097	0.65%		0.65%		4.68%		23%
0.00	(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	3.62	*	49

0.00	(0.86)	10.92	14.11	13	0.90		0.90		4.22		23
0.00	(0.63)	10.34	9.93	11	0.90	*	0.90	*	3.29	*	49

$0.00	$(1.38)	$10.46	15.57%	$564,994	0.74%		0.74%		4.29%		464%
0.00	(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	3.60	*	426

0.00	(1.36)	10.45	15.23	12	0.99		0.99		4.01		464
0.00	(0.43)	10.29	7.32	11	1.00	*	1.00	*	3.21	*	426

$0.00	$(0.42)	$10.21	6.41%	$57,155	0.69	%*(e)	0.69	%*(e)	4.63	%*	197%

0.00	(0.41)	10.21	6.33	11	0.94	*(f)	0.94	*(f)	4.38	*	197

$0.00	$(1.85)	$12.26	14.67%	$543,706	0.83	%(g)	0.82	%(g)	4.25%		696%
0.00	(1.43)	12.40	33.44	553,344	0.85		0.85		3.51		682
(0.15)	(1.56)	10.43	10.29	203,469	0.85		0.85		1.24		666
0.00	(0.27)	10.77	10.56	17,420	0.85	*(b)	0.85	*(b)	10.86	*	41

$0.00	$(0.70)	$13.26	7.61%	$56,135	0.99	%(g)	0.83	%(g)	4.20%		787%
0.00	(2.41)	13.02	52.01	51,360	0.85		0.85		3.57		655
(0.11)	(1.19)	10.23	0.35	8,361	0.86	(d)	0.86	(d)	1.23		743
0.00	(0.05)	11.32	13.70	4,003	0.85	*(c)	0.85	*(c)	16.04	*	56

Annual Report	March 31, 2007	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

Real Return Asset Fund
Institutional Class
03/31/2007	$11.24	$0.47	$(0.04)	$0.43	$(0.42)	$(0.06)
03/31/2006	12.02	0.52	(0.58)	(0.06)	(0.59)	(0.13)
03/31/2005	12.34	0.39	0.29	0.68	(0.45)	(0.55)
03/31/2004	11.14	0.31	1.78	2.09	(0.56)	(0.33)
03/31/2003	9.50	0.51	1.74	2.25	(0.56)	(0.05)

RealEstateRealReturn Strategy Fund
Institutional Class
03/31/2007	$9.19	$0.29	$1.32	$1.61	$(3.19)	$0.00
03/31/2006	9.31	0.50	2.55	3.05	(3.07)	(0.10)
03/31/2005	11.98	0.40	1.21	1.61	(3.99)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.11	2.71	2.82	(0.84)	0.00

Small Cap StocksPLUS® TR Fund
Institutional Class
03/31/2007	$10.00	$0.46	$0.28	$0.74	$(0.14)	$0.00

StocksPLUS® Total Return Fund
Institutional Class
03/31/2007	$11.72	$0.54	$0.87	$1.41	$(0.51)	$(0.75)
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)
03/31/2004	9.10	0.08	3.38	3.46	(0.04)	(0.39)
06/28/2002 - 03/31/2003	10.00	0.11	(0.89)	(0.78)	(0.08)	(0.04)

StocksPLUS® TR Short Strategy Fund
Institutional Class
03/31/2007	$8.88	$0.39	$(0.50)	$(0.11)	$(0.39)	$0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)
07/23/2003 - 03/31/2004	10.00	0.04	0.53	0.57	(0.03)	0.00

CommodityRealReturn Strategy Fund®
Institutional Class
03/31/2007	$14.03	$0.42	$0.73	$1.15	$(0.58)	$0.00
03/31/2006	16.29	0.66	(0.15)	0.51	(1.88)	(0.07)
03/31/2005	15.72	0.45	1.14	1.59	(0.84)	(0.18)
03/31/2004	12.03	0.29	4.97	5.26	(1.43)	(0.14)
06/28/2002 - 03/31/2003	10.00	0.20	2.69	2.89	(0.86)	0.00
Administrative Class
03/31/2007	13.96	0.41	0.70	1.11	(0.55)	0.00
03/31/2006	16.25	0.41	0.05	0.46	(1.86)	(0.07)
03/31/2005	15.68	0.41	1.14	1.55	(0.80)	(0.18)
03/31/2004	12.03	0.52	4.69	5.21	(1.42)	(0.14)
02/14/2003 - 03/31/2003	12.88	0.05	(0.90)	(0.85)	0.00	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.78%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.06%.

(e) Effective October 1, 2004, the advisory fee was reduced to 0.35%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.17%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.10%.

(i) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.75%.

(j) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.00%.

(k) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

24	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.48)	$11.19	3.90%	$1,362,843	0.60%		0.60%		4.20%		489%
0.00	(0.72)	11.24	(0.75)	2,189,247	0.60		0.60		4.42		265
0.00	(1.00)	12.02	5.88	620,391	0.62	(e)	0.62	(e)	3.31		519
0.00	(0.89)	12.34	19.57	277,777	0.66		0.65		2.69		553
0.00	(0.61)	11.14	24.35	70,886	0.68		0.68		4.78		157

$0.00	$(3.19)	$7.61	20.17%	$96,685	0.74%		0.74%		3.31%		538%
0.00	(3.17)	9.19	36.18	370,682	0.74		0.74		4.88		337
(0.07)	(4.28)	9.31	10.65	413,326	0.74		0.74		3.76		510
0.00	(0.84)	11.98	29.61	283,084	0.74	*(b)	0.74	*(b)	28.52	*	158

$0.00	$(0.14)	$10.60	7.39%	$11,307	0.74	%*(f)	0.74	%*(f)	4.50	%*	671%

$0.00	$(1.26)	$11.87	12.24%	$266,065	0.71	%(k)	0.71	%(k)	4.53%		284%
0.00	(1.89)	11.72	10.28	148,962	0.74		0.74		3.56		322
0.00	(0.57)	12.37	6.59	354,872	0.74		0.74		1.39		414
0.00	(0.43)	12.13	38.42	220,622	0.74	(c)	0.74	(c)	0.64		282
0.00	(0.12)	9.10	(7.83)	4,185	0.74	*	0.74	*	1.62	*	398

$0.00	$(0.39)	$8.38	(1.14)%	$156,469	0.74%		0.74%		4.41%		413%
0.00	(0.12)	8.88	(5.28)	130,805	0.74		0.74		3.60		667
0.00	(0.80)	9.50	(2.13)	4,213	0.74		0.74		1.40		742
0.00	(0.03)	10.54	5.68	3,623	0.75	*(d)	0.74	*(d)	0.62	*	190

$0.00	$(0.58)	$14.60	8.46%	$6,740,635	0.74	%(i)	0.74	%(i)	2.91%		603%
(0.82)	(2.77)	14.03	2.29	5,622,373	0.74		0.74		4.18		292
0.00	(1.02)	16.29	10.82	3,524,112	0.74		0.74		2.94		264
0.00	(1.57)	15.72	45.67	1,780,461	0.74		0.74		2.02		290
0.00	(0.86)	12.03	29.33	91,773	0.74	*(g)	0.74	*(g)	4.35	*	492

0.00	(0.55)	14.52	8.17	816,554	0.99	(j)	0.99	(j)	2.84		603
(0.82)	(2.75)	13.96	1.99	605,339	0.99		0.99		2.69		292
0.00	(0.98)	16.25	10.63	79,418	0.99		0.99		2.65		264
0.00	(1.56)	15.68	45.14	28,721	0.99		0.99		3.43		290
0.00	0.00	12.03	(6.60)	9	0.99	*(h)	0.99	*(h)	(42.88	)*	492

Annual Report	March 31, 2007	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS®TR Strategy Fund	Far East (ex-Japan) StocksPLUS®TR Strategy Fund

Assets:
Investments, at value	$583	$511	$10,442	$23,638
Investments in Affiliates, at value	12,577,257	890,821	0	0
Cash	0	720	1	19
Foreign currency, at value	0	0	52	197
Receivable for investments sold	0	0	1,518	4,496
Receivable for investments in Affiliates sold	40,872	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Fund shares sold	13,040	2,083	0	0
Interest and dividends receivable	0	0	21	62
Interest and dividends receivable from Affiliates	44,389	2,525	0	0
Variation margin receivable	0	0	0	0
Manager reimbursement receivable	49	0	0	0
Swap premiums paid	0	0	10	61
Unrealized appreciation on forward foreign currency contracts	0	0	8	52
Unrealized appreciation on swap agreements	0	0	440	567
Other assets	0	0	0	0
	12,676,190	896,660	12,492	29,092

Liabilities:
Payable for investments purchased	$0	$0	$4,235	$8,708
Payable for investments in Affiliates purchased	85,261	2,814	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	0	0	505	2,782
Payable for Fund shares redeemed	47,073	2,168	0	0
Payable for line of credit	0	201,038	0	0
Dividends payable	0	0	0	0
Written options outstanding	0	0	5	15
Accrued investment advisory fee	1,922	121	3	7
Accrued administration fee	1,597	150	2	4
Accrued distribution fee	1,079	93	0	0
Accrued servicing fee	749	86	0	0
Variation margin payable	0	0	3	9
Recoupment payable to Manager	0	36	1	1
Swap premium received	0	0	33	55
Unrealized depreciation on forward foreign currency contracts	0	0	10	61
Unrealized depreciation on swap agreements	0	0	26	68
Other liabilities	0	0	0	0
	137,681	206,506	4,823	11,710

Net Assets	$12,538,509	$690,154	$7,669	$17,382

Net Assets Consist of:
Paid in capital	$12,459,251	$702,553	$7,691	$16,674
Undistributed (overdistributed) net investment income	58,606	2,226	(571)	100
Accumulated undistributed net realized gain (loss)	(239,586)	(19,335)	97	27
Net unrealized appreciation (depreciation)	260,238	4,710	452	581
	$12,538,509	$690,154	$7,669	$17,382

Net Assets:
Institutional Class	$8,947,098	$298,604	$7,669	$17,382
Administrative Class	184,943	0	0	0
Other Classes	3,406,468	391,550	0	0

Shares Issued and Outstanding:
Institutional Class	698,557	27,916	743	1,384
Administrative Class	14,462	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$12.80	$10.69	$10.32	$12.56
Administrative Class	12.78	NA	NA	NA

Cost of Investments Owned	$583	$511	$10,407	$23,538
Cost of Investments in Affiliates Owned	$12,317,019	$886,111	$0	$0
Cost of Foreign Currency Held	$0	$0	$52	$195
Proceeds Received on Short Sales	$0	$0	$499	$2,774
Premiums Received on Written Options	$0	$0	$5	$15

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS®TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$482,436	$619,653	$82,501	$851,547	$83,779	$1,969,868	$269,693
0	0	0	0	0	0	0
721	11	14	197	502	61	140
1,310	7,894	160	5,002	467	3,464	925
548	4,952	403	173,532	10,582	81,876	13,374
0	0	0	0	0	0	0
0	0	0	0	0	0	257
537	99	0	231	0	19	218
1,702	2,789	149	1,919	117	16,486	1,846
0	0	0	0	0	0	0
60	84	1	8	6	758	23
0	0	62	0	0	0	0
277	2,531	24	1,001	91	3,439	977
211	458	21	653	409	1,019	52
10,130	13,957	2,314	14,027	590	5,261	985
0	0	0	10	0	0	0
497,932	652,428	85,649	1,048,127	96,543	2,082,251	288,490

$4,577	$27,449	$27,327	$401,937	$39,808	$165,536	$11,967
0	0	0	0	0	0	0
0	0	0	0	0	448,323	70,622
0	2,111	201	36,404	103	81,743	8,189
4,999	85	0	205	0	10,854	515
0	0	0	0	0	0	0
0	0	0	0	0	27	0
441	1,717	56	3,476	95	1,190	0
169	263	22	257	23	517	82
106	141	13	160	14	369	58
0	8	0	18	0	0	29
0	11	0	11	0	0	21
50	259	29	326	32	20	34
1	1	0	0	2	0	0
248	2,382	113	1,860	129	6,503	1,272
109	79	29	7,278	63	160	18
112	1,518	5	1,650	139	3,221	6,813
0	0	0	0	0	945	107
10,812	36,024	27,795	453,582	40,408	719,408	99,727

$487,120	$616,404	$57,854	$594,545	$56,135	$1,362,843	$188,763

$483,810	$620,202	$56,664	$575,749	$55,470	$1,400,823	$192,978
(7,170)	(10,306)	(635)	7,577	(83)	(1,546)	26,696
(462)	(8,381)	(341)	1,982	29	(52,837)	(25,312)
10,942	14,889	2,166	9,237	719	16,403	(5,599)
$487,120	$616,404	$57,854	$594,545	$56,135	$1,362,843	$188,763

$487,097	$564,994	$57,155	$543,706	$56,135	$1,362,843	$96,685
13	12	11	0	0	0	0
10	51,398	688	50,839	0	0	92,078

44,626	54,040	5,597	44,364	4,233	121,801	12,703
1	1	1	0	0	0	0

$10.92	$10.46	$10.21	$12.26	$13.26	$11.19	$7.61
10.92	10.45	10.21	NA	NA	NA	NA

$481,805	$619,100	$82,512	$847,461	$83,787	$1,958,840	$269,803
$0	$0	$0	$0	$0	$0	$0
$1,310	$7,904	$160	$4,965	$463	$3,453	$914
$0	$2,121	$202	$36,458	$101	$81,386	$8,090
$281	$1,649	$61	$3,145	$75	$764	$0

Annual Report	March 31, 2007	27

Statements of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)	Small Cap StocksPLUS®TR Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

Assets:
Investments, at value	$18,522	$484,774	$162,678
Repurchase agreements, at value	0	0	22,410
Cash	1	45	22
Foreign currency, at value	24	4,302	1,175
Receivable for investments sold	28	59,910	6,969
Receivable for Fund shares sold	0	65	203
Interest and dividends receivable	34	1,247	639
Variation margin receivable	53	69	36
Manager reimbursement receivable	70	0	0
Swap premiums paid	20	768	322
Unrealized appreciation on forward foreign currency contracts	3	291	71
Unrealized appreciation on swap agreements	38	1,168	356
	18,793	552,639	194,881

Liabilities:
Payable for investments purchased	$7,015	$150,387	$35,697
Payable for short sales	0	5,265	503
Payable for Fund shares redeemed	0	39,915	0
Written options outstanding	11	1,292	444
Accrued investment advisory fee	5	150	67
Accrued administration fee	3	97	34
Accrued distribution fee	0	29	0
Accrued servicing fee	0	19	0
Variation margin payable	4	395	101
Recoupment payable to Manager	0	0	7
Swap premiums received	30	674	425
Unrealized depreciation on forward foreign currency contracts	3	61	19
Unrealized depreciation on swap agreements	16	498	132
	7,087	198,782	37,429

Net Assets	$11,706	$353,857	$157,452

Net Assets Consist of:
Paid in capital	$11,298	$346,761	$173,151
Undistributed net investment income	122	3,161	1,046
Accumulated undistributed net realized (loss)	(61)	(312)	(15,178)
Net unrealized appreciation (depreciation)	347	4,247	(1,567)
	$11,706	$353,857	$157,452

Net Assets:
Institutional Class	$11,307	$266,065	$156,469
Administrative Class	0	0	0
Other Classes	399	87,792	983

Shares Issued and Outstanding:
Institutional Class	1,066	22,420	18,671
Administrative Class	0	0	0

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Institutional Class	$10.60	$11.87	$8.38
Administrative Class	NA	NA	NA

Cost of Investments Owned	$18,531	$486,199	$162,509
Cost of Repurchase Agreements Owned	$0	$0	$22,410
Cost of Foreign Currency Held	$24	$4,297	$1,171
Proceeds Received on Short Sales	$0	$5,274	$505
Premiums Received on Written Options	$13	$1,225	$416

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$19,793,937
Cash	2,797
Foreign currency, at value	51,260
Receivable for investments sold	165,020
Receivable for investments sold on a delayed-delivery basis	215,815
Receivable for Fund shares sold	25,593
Interest and dividends receivable	98,475
Variation margin receivable	906
Manager reimbursement receivable	1,760
Swap premiums paid	27,502
Unrealized appreciation on forward foreign currency contracts	3,754
Unrealized appreciation on swap agreements	99,294
20,486,113

Liabilities:
Payable for investments purchased	$684,183
Payable for investments purchased on a delayed-delivery basis	7,694,280
Payable for short sales	138,875
Payable for Fund shares redeemed	30,911
Written options outstanding	18,307
Accrued investment advisory fee	5,315
Accrued administration fee	3,620
Accrued distribution fee	991
Accrued servicing fee	933
Variation margin payable	194
Swap premiums received	16,687
Unrealized depreciation on forward foreign currency contracts	1,298
Unrealized depreciation on swap agreements	19,885
Other liabilities	7,580
8,623,059

Net Assets	$11,863,054

Net Assets Consist of:
Paid in capital	$11,829,336
(Overdistributed) net investment income	421,334
Accumulated undistributed net realized (loss)	(889,697)
Net unrealized appreciation	502,081
$11,863,054

Net Assets:
Institutional Class	$6,740,635
Administrative Class	816,554
Other Classes	4,305,865

Shares Issued and Outstanding:
Institutional Class	461,671
Administrative Class	56,225

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Institutional Class	$14.60
Administrative Class	14.52

Cost of Investments Owned	$19,368,713
Cost of Foreign Currency Held	$51,026
Proceeds Received on Short Sales	$137,686
Premiums Received on Written Options	$18,764

See Accompanying Notes	Annual Report	March 31, 2007	29

Statements of Operations

Year Ended March 31, 2007
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	European StocksPLUS®TR Strategy Fund	Far East (ex-Japan) StocksPLUS®TR Strategy Fund

Investment Income:
Interest	$359	$41	$622	$1,268
Dividends	0	0	2	8
Dividends from Affiliate investments	775,715	56,919	0	0
Miscellaneous income	0	0	0	1
Total Income	776,074	56,960	624	1,277

Expenses:
Investment advisory fees	22,291	1,653	65	131
Administration fees	18,790	1,787	36	74
Distribution and/or servicing fees - Administrative Class	340	0	0	0
Distribution and/or servicing fees - Other Classes	22,109	2,083	0	0
Trustees’ fees	0	0	0	0
Organization cost	0	0	0	0
Interest expense	26	11,297	7	1
Miscellaneous expense	0	36	0	1
Total Expenses	63,556	16,856	108	207
Reimbursement by Manager	(126)	0	0	0
Net Expenses	63,430	16,856	108	207

Net Investment Income	712,644	40,104	516	1,070

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	84	(21)
Net realized (loss) on Affiliate investments	(247,441)	(20,088)	0	0
Net capital gain distributions received from Underlying Funds	38,870	2,543	0	0
Net realized gain (loss) on futures contracts, options and swaps	0	0	857	1,803
Net realized gain (loss) on foreign currency transactions	0	0	(978)	207
Net change in unrealized appreciation (depreciation) on investments	0	0	126	331
Net change in unrealized appreciation on Affiliate investments	394,458	21,985	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	460	339
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	8	(58)
Net Gain (Loss)	185,887	4,440	557	2,601

Net Increase in Net Assets Resulting from Operations	$898,531	$44,544	$1,073	$3,671

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Japanese StocksPLUS®TR Strategy Fund	Real Return Asset Fund	RealEstate- RealReturn Strategy Fund

$14,237	$25,060	$950	$31,407	$2,428	$131,481	$9,592
0	94	0	264	11	0	0
0	0	0	0	0	0	0
12	24	0	16	1	2	1
14,249	25,178	950	31,687	2,440	131,483	9,593

1,066	2,447	79	3,278	248	9,576	1,173
667	1,328	45	1,937	141	6,840	774
0	0	0	0	0	0	0
0	196	0	321	0	0	504
0	1	0	2	0	7	1
0	0	62	0	0	0	0
0	0	0	41	75	41	1
1	2	0	0	2	3	1
1,734	3,974	186	5,579	466	16,467	2,454
0	0	(61)	0	0	0	0
1,734	3,974	125	5,579	466	16,467	2,454

12,515	21,204	825	26,108	1,974	115,016	7,139

635	4,981	(91)	2,808	145	(3,262)	(14,579)
0	0	0	0	0	0	0
0	0	0	0	0	0	0
10,704	22,611	431	76,280	(2,852)	2,435	48,450
(484)	(3,339)	20	(22,682)	2,379	(17,790)	(1,347)
748	3,387	(9)	8,047	327	80,248	15,780
0	0	0	0	0	0	0
9,342	10,640	2,182	(7,339)	(950)	1,361	(27,881)
42	314	(7)	(8,600)	228	984	(109)
20,987	38,594	2,526	48,514	(723)	63,976	20,314

$33,502	$59,798	$3,351	$74,622	$1,251	$178,992	$27,453

Annual Report	March 31, 2007	31

Statements of Operations

Year Ended March 31, 2007

(Amounts in thousands)	Small Cap StocksPLUS®TR Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$292	$15,497	$7,949
Dividends, net of foreign taxes*	1	109	34
Miscellaneous income	4	4	5
Total Income	297	15,610	7,988

Expenses:
Investment advisory fees	28	1,370	757
Administration fees	14	876	387
Distribution and/or servicing fees - Other Classes	1	545	1
Trustees’ fees	0	1	0
Organization cost	70	0	0
Interest expense	0	0	0
Miscellaneous expense	0	0	7
Total Expenses	113	2,792	1,152
Reimbursement by Manager	(70)	0	0
Net Expenses	43	2,792	1,152

Net Investment Income	254	12,818	6,836

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	50	(122)	908
Net realized gain (loss) on futures contracts, options and swaps	(100)	11,985	(9,900)
Net realized gain (loss) on foreign currency transactions	(9)	184	(626)
Net change in unrealized appreciation (depreciation) on investments	(9)	2,311	1,094
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	356	4,996	(278)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	253	8
Net Gain (Loss)	288	19,607	(8,794)

Net Increase (Decrease) in Net Assets Resulting from Operations	$542	$32,425	$(1,958)

*Foreign tax withholding	$0	$0	$1

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Operations	March 31, 2007

Year Ended March 31, 2007

(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$444,597
Dividends	53
Miscellaneous income	66
Total Income	444,716

Expenses:
Investment advisory fees	60,269
Administration fees	43,010
Distribution and/or servicing fees - Administrative Class	1,749
Distribution and/or servicing fees - Other Classes	23,989
Trustees’ fees	31
Interest expense	14
Miscellaneous expense	12
Total Expenses	129,074
Reimbursement by Manager	(1,760)
Net Expenses	127,314

Net Investment Income	317,402

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(663,138)
Net realized gain on futures contracts, options and swaps	709,370
Net realized (loss) on foreign currency transactions	(69,456)
Net change in unrealized appreciation on investments	729,131
Net change in unrealized (depreciation) on futures contracts, options and swaps	(76,387)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,195)
Net Gain	627,325

Net Increase in Net Assets Resulting from Operations	$944,727

See Accompanying Notes	Annual Report	March 31, 2007	33

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		European StocksPLUS® TR Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$712,644	$569,937	$40,104	$26,434	$516	$205
Net realized gain (loss)	0	0	0	0	(37)	1,190
Net realized gain (loss) on Affiliate investments	(247,441)	34,875	(20,088)	912	0	0
Net capital gain distributions received from Underlying Funds	38,870	22,369	2,543	1,191	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	594	(87)
Net change in unrealized appreciation (depreciation) on Affiliate investments	394,458	(194,139)	21,985	(17,007)	0	0
Net increase resulting from operations	898,531	433,042	44,544	11,530	1,073	1,308

Distributions to Shareholders:
From net investment income
Institutional Class	(491,059)	(357,447)	(18,071)	(16,418)	(1,613)	(685)
Administrative Class	(8,816)	(4,177)	0	0	0	0
Other Classes	(181,262)	(185,788)	(20,374)	(9,723)	0	0
From net realized capital gains
Institutional Class	(24,511)	(29,898)	(558)	(494)	0	0
Administrative Class	(514)	(363)	0	0	0	0
Other Classes	(10,330)	(18,341)	(747)	(356)	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(716,492)	(596,014)	(39,750)	(26,991)	(1,613)	(685)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	2,640,849	3,980,542	94,014	302,629	20,256	2,502
Administrative Class	128,972	46,333	0	0	0	0
Other Classes	760,593	2,565,728	201,986	400,262	0	0
Issued as reinvestment of distributions
Institutional Class	472,917	349,881	16,157	14,028	1,613	685
Administrative Class	8,845	4,060	0	0	0	0
Other Classes	141,077	146,491	11,972	5,658	0	0
Cost of shares redeemed
Institutional Class	(1,573,919)	(509,572)	(184,106)	(96,564)	(20,937)	(666)
Administrative Class	(35,493)	(15,465)	0	0	0	0
Other Classes	(1,585,144)	(718,229)	(192,551)	(27,727)	0	0
Net increase (decrease) resulting from Fund share transactions	958,697	5,849,769	(52,528)	598,286	932	2,521

Fund Redemption Fee	214	297	25	18	0	0

Total Increase (Decrease) in Net Assets	1,140,950	5,687,094	(47,709)	582,843	392	3,144

Net Assets:
Beginning of year or period	11,397,559	5,710,465	737,863	155,020	7,277	4,133
End of year or period*	$12,538,509	$11,397,559	$690,154	$737,863	$7,669	$7,277

*Including undistributed (overdistributed) net investment income of:	$58,606	$27,104	$2,226	$567	$(571)	$668

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Far East (ex-Japan) StocksPLUS® TR Strategy Fund		Fundamental IndexPLUSTM Fund		Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Period from June 30, 2005 to March 31, 2006	Year Ended March 31, 2007	Period from June 30, 2005 to March 31, 2006	Period from November 30, 2006 to March 31, 2007	Year Ended March 31, 2007	Year Ended March 31, 2006

$1,070	$448	$12,515	$1,575	$21,204	$9,445	$825	$26,108	$7,908
1,989	1,493	10,855	3,580	24,253	17,492	360	56,406	37,447
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
612	203	10,132	810	14,341	548	2,166	(7,892)	18,107

0	0	0	0	0	0	0	0	0
3,671	2,144	33,502	5,965	59,798	27,485	3,351	74,622	63,462

(3,170)	(1,659)	(32,245)	(3,910)	(62,114)	(19,480)	(2,157)	(75,315)	(29,314)
0	0	(1)	(1)	(2)	0	0	0	0
0	0	0	0	(8,367)	(1,115)	(5)	(6,624)	(4,210)

0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0

0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0

(3,170)	(1,659)	(32,246)	(3,911)	(70,483)	(20,595)	(2,162)	(81,939)	(33,524)

10,887	27,333	454,465	72,719	246,689	464,310	53,822	267,073	408,653
0	0	0	10	0	10	10	0	0
0	0	10	0	54,810	36,269	688	23,908	46,329

3,171	1,659	30,349	3,901	60,411	19,302	2,157	75,315	29,314
0	0	1	1	1	0	0	0	0
0	0	0	0	5,885	584	5	5,035	3,217

(27,005)	(7,929)	(77,399)	(247)	(220,064)	(1,604)	0	(345,857)	(114,775)
0	0	0	0	0	0	0	0	0
0	0	0	0	(44,454)	(1,969)	(17)	(28,531)	(8,618)
(12,947)	21,063	407,426	76,384	103,278	516,902	56,665	(3,057)	364,120

0	0	0	0	16	3	0	15	18

(12,446)	21,548	408,682	78,438	92,609	523,795	57,854	(10,359)	394,076

29,828	8,280	78,438	0	523,795	0	0	604,904	210,828
$17,382	$29,828	$487,120	$78,438	$616,404	$523,795	$57,854	$594,545	$604,904

$100	$43	$(7,170)	$1,398	$(10,306)	$10,257	$(635)	$7,577	$11,804

Annual Report	March 31, 2007	35

Statements of Changes in Net Assets (Cont.)

	Japanese StocksPLUS® TR Strategy Fund		Real Return Asset Fund		RealEstateRealReturn Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$1,974	$647	$115,016	$60,379	$7,139	$28,570
Net realized gain (loss)	(328)	5,388	(18,617)	5,808	32,524	155,903
Net change in unrealized appreciation (depreciation)	(395)	1,255	82,593	(96,527)	(12,210)	5,323
Net increase (decrease) resulting from operations	1,251	7,290	178,992	(30,340)	27,453	189,796

Distributions to Shareholders:
From net investment income
Institutional Class	(2,520)	(5,276)	(116,202)	(61,475)	(40,964)	(126,466)
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	(29,957)	(23,524)
From net realized capital gains
Institutional Class	0	0	(10,527)	(19,351)	(57)	(4,208)
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	(37)	(791)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(2,520)	(5,276)	(126,729)	(80,826)	(71,015)	(154,989)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	71,206	42,490	2,037,662	1,842,337	12,308	307,183
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	38,718	66,053
Issued as reinvestment of distributions
Institutional Class	2,520	5,276	126,599	80,599	39,580	128,303
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	25,047	18,220
Cost of shares redeemed
Institutional Class	(67,682)	(6,781)	(3,042,928)	(242,916)	(298,311)	(516,298)
Administrative Class	0	0	0	0	0	0
Other Classes	0	0	0	0	(50,032)	(36,946)
Net increase (decrease) resulting from Fund share transactions	6,044	40,985	(878,667)	1,680,020	(232,690)	(33,485)

Fund Redemption Fee	0	0	0	2	19	29

Total Increase (Decrease) in Net Assets	4,775	42,999	(826,404)	1,568,856	(276,233)	1,351

Net Assets:
Beginning of year or period	51,360	8,361	2,189,247	620,391	464,996	463,645
End of year or period*	$56,135	$51,360	$1,362,843	$2,189,247	$188,763	$464,996

*Including undistributed (overdistributed) net investment income of:	$(83)	$772	$(1,546)	$42	$26,696	$42,543

(1) The Small Cap StocksPLUS® TR Fund incepted on 03/31/2006.

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Small Cap StocksPLUS® TR Fund	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

Year Ended March 31, 2007(1)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$254	$12,818	$9,429	$6,836	$2,158
(59)	12,047	6,739	(9,618)	(5,194)
347	7,560	8,833	824	(2,460)
542	32,425	25,001	(1,958)	(5,496)

(132)	(10,584)	(8,607)	(6,784)	(1,283)
0	0	0	0	0
(4)	(3,119)	(4,567)	(24)	0

0	(17,076)	(12,213)	0	(3)
0	0	0	0	0
0	(5,345)	(8,988)	0	0

0	0	0	0	0
0	0	0	0	0
0	0	0	0	0

(136)	(36,124)	(34,375)	(6,808)	(1,286)

10,821	170,149	83,059	62,519	147,081
0	0	0	0	0
384	21,192	46,287	1,028	0

132	27,460	20,718	6,782	1,310
0	0	0	0	0
3	7,064	10,244	19	0

(40)	(76,122)	(305,811)	(34,897)	(15,017)
0	0	0	0	0
0	(32,360)	(47,824)	(38)	0
11,300	117,383	(193,327)	35,413	133,374

0	5	7	0	0

11,706	113,689	(202,694)	26,647	126,592

0	240,168	442,862	130,805	4,213
$11,706	$353,857	$240,168	$157,452	$130,805

$122	$3,161	$4,717	$1,046	$879

Annual Report	March 31, 2007	37

Consolidated Statements of Changes in Net Assets	March 31, 2007

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$317,402	$402,583
Net realized gain (loss)	(23,224)	51,268
Net change in unrealized appreciation (depreciation)	650,549	(272,821)
Net increase resulting from operations	944,727	181,030

Distributions to Shareholders:
From net investment income
Institutional Class	(273,959)	(613,730)
Administrative Class	(27,706)	(45,394)
Other Classes	(152,245)	(653,230)
From net realized capital gains
Institutional Class	0	(24,041)
Administrative Class	0	(1,938)
Other Classes	0	(26,511)
Tax basis return of capital
Institutional Class	0	(261,425)
Administrative Class	0	(12,648)
Other Classes	0	(284,498)

Total Distributions	(453,910)	(1,923,415)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	3,799,670	3,778,034
Administrative Class	321,674	606,427
Other Classes	1,256,169	3,330,893
Issued as reinvestment of distributions
Institutional Class	217,081	688,156
Administrative Class	27,570	58,899
Other Classes	115,191	694,129
Cost of shares redeemed
Institutional Class	(3,151,906)	(1,589,699)
Administrative Class	(165,383)	(68,666)
Other Classes	(2,869,778)	(2,032,760)
Net increase (decrease) resulting from fund share transactions	(449,712)	5,465,413

Fund Redemption Fee	485	646

Total Increase in Net Assets	41,590	3,723,674

Net Assets:
Beginning of year	11,821,464	8,097,790
End of year*	$11,863,054	$11,821,464

*Including undistributed (overdistributed) net investment income of:	$421,334	$(157,815)

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2007

(Amounts in thousands)	All Asset All Authority Fund

Increase in Cash from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations	$44,544

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,107,973)
Proceeds from sales of long-term securities	1,111,543
Sale of short-term portfolio investments, net	252
Increase in interest receivable	(744)
Decrease in other assets	77
Increase in payable for investments purchased	270
Decrease in management fee payable	(44)
Increase in administration fee payable	7
Increase in distribution fee payable	15
Increase in servicing fee payable	7
Decrease in recoupment payable to manager	17
Capital gain received from Underlying Funds	2,543
Unrealized appreciation on investments	(21,985)
Net realized loss on investments	17,545
Net cash used for operating activities	46,074

Cash flows received from financing activities*:
Proceeds from shares sold	303,229
Payment on shares redeemed	(377,446)
Cash dividend paid	(11,621)
Net borrowing (repayment) of line of credit	40,483
Net cash received from financing activities	(45,355)

Net Increase in Cash	719

Cash:
Beginning of year	1
End of year	$720

*Includes reinvestment of dividends of $28,129.

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments All Asset Fund (a)	March 31, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.3%
CommodityRealReturn
Strategy Fund®	92,788,376	$1,354,710
Convertible Fund	3,617,251	49,701
Developing Local
Markets Fund	113,186,688	1,221,284
Diversified Income Fund	52,138,309	580,299
Emerging Local Bond Fund	52,962,370	529,094
Emerging Markets
Bond Fund	41,424,749	461,058
Floating Income Fund	326,367,258	3,443,175
Foreign Bond Fund
(Unhedged)	3,793,890	38,736
Fundamental
IndexPLUSTM Fund	28,665,461	313,027
Fundamental IndexPLUSTM
TR Fund	42,764,742	447,319
GNMA Fund	7,848,452	87,196
High Yield Fund	35,353,804	351,417
Income Fund	2,000,000	20,000
International StocksPLUS®
TR Strategy Fund
(Unhedged)	5,220,443	53,301

	SHARES	VALUE (000S)
International StocksPLUS®
TR Strategy Fund
(U.S. Dollar-Hedged)	40,688,290	$498,838
Long-Term U.S.
Government Fund	16,424,716	175,088
Low Duration Fund	41,211,782	410,057
Real Return Asset Fund	102,859,367	1,150,996
Real Return Fund	68,180,726	742,488
RealEstateRealReturn
Strategy Fund	5,029,019	38,271
Short-Term Fund	2,990,735	29,788
Small Cap StocksPLUS®
TR Strategy Fund	568,518	6,026
StocksPLUS® Fund	1,812,459	20,064
StocksPLUS® Total
Return Fund	7,434,210	88,244
Total Return Fund	29,353,715	306,159
Total Return
Mortgage Fund	15,011,236	160,921

Total PIMCO Funds (Cost $12,317,019)		12,577,257

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$583	$583

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $595. Repurchase proceeds are $583.)
Total Short-Term Instruments (Cost $583)		583

Total Investments 100.3% (Cost $12,317,602)		$12,577,840

Other Assets and Liabilities (Net) (0.3%)		(39,331)

Net Assets 100.0%		$12,538,509

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund (a)	March 31, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 129.1%
CommodityRealReturn
Strategy Fund®	4,557,966	$66,546
Convertible Fund	37,431	514
Developing Local
Markets Fund	6,412,572	69,192
Diversified Income Fund	4,427,509	49,278
Emerging Local Bond Fund	4,521,073	45,166
Emerging Markets
Bond Fund	2,854,910	31,775
European StocksPLUS®
TR Strategy Fund	452,550	4,670
Far East (ex-Japan)
StocksPLUS® TR
Strategy Fund	1,083,595	13,610
Floating Income Fund	21,532,318	227,166
Fundamental
IndexPLUSTM Fund	2,487,650	27,165
Fundamental IndexPLUSTM
TR Fund	3,070,448	32,117
Global Bond Fund
(Unhedged)	24,221	238

	SHARES	VALUE (000S)
High Yield Fund	1,484,494	$14,756
Japanese StocksPLUS®
TR Strategy Fund	3,560,363	47,210
Long-Term U.S.
Government Fund	930,492	9,919
Low Duration Fund	938,693	9,340
Real Return Asset Fund	3,880,277	43,420
Real Return Fund	3,397,378	36,998
RealEstateRealReturn
Strategy Fund	155,593	1,184
StocksPLUS® Fund	529,068	5,857
StocksPLUS® Total
Return Fund	80	1
StocksPLUS® TR Short
Strategy Fund	18,154,193	152,132
Total Return Fund	228,733	2,386
Total Return
Mortgage Fund	16,868	181

Total PIMCO Funds (Cost $886,111)		890,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$511	$511

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $525. Repurchase proceeds are $511.)
Total Short-Term Instruments (Cost $511)		511

Total Investments 129.1% (Cost $886,622)		$891,332

Other Assets and Liabilities (Net) (29.1%)		(201,178)

Net Assets 100.0%		$690,154

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments European StocksPLUS® TR Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.5%
BellSouth Corp.
5.460% due 08/15/2008	$100	$100

Embarq Corp.
6.738% due 06/01/2013	100	104

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009	100	100

PSEG Energy Holdings LLC
8.625% due 02/15/2008	41	42

Total Corporate Bonds & Notes (Cost $342)		346

U.S. GOVERNMENT AGENCIES 73.9%
Fannie Mae
4.000% due 08/01/2013	48	46
4.612% due 08/01/2035	65	65
4.637% due 10/01/2035	72	72
4.657% due 10/01/2035	70	70
4.712% due 12/01/2034	54	54
4.723% due 10/01/2035	68	68
4.852% due 02/01/2034	40	40
4.903% due 12/01/2035	75	75
5.000% due 03/01/2020 - 10/01/2020	1,303	1,286
5.500% due 04/01/2037	700	693
5.504% due 07/01/2032	39	39
6.000% due 04/01/2037	1,500	1,511
6.133% due 06/01/2043	31	32
6.500% due 04/01/2037	1,000	1,020
6.625% due 11/25/2023	83	86

Freddie Mac
3.000% due 05/15/2022	100	98
3.500% due 05/15/2022	63	62
4.000% due 06/15/2022	41	40
4.500% due 11/15/2013 - 10/15/2019	155	154
5.000% due 12/15/2023	83	83
5.500% due 08/15/2030	0	0
5.520% due 10/15/2020	33	34
6.333% due 07/25/2044	42	42

Total U.S. Government Agencies (Cost $5,658)		5,670

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (b)
3.625% due 01/15/2008	125	127

Total U.S. Treasury Obligations (Cost $126)		127

MORTGAGE-BACKED SECURITIES 12.2%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	87	86

Countrywide Alternative Loan Trust
5.400% due 09/20/2046	67	67

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	85	85

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	41	42

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	80	80

Washington Mutual, Inc.
5.580% due 11/25/2045	64	64
5.590% due 12/25/2027	40	40

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.892% due 09/25/2046	$98	$98
5.896% due 07/25/2046	93	93
5.896% due 08/25/2046	94	95
5.963% due 06/25/2046	87	88

Wells Fargo Mortgage-Backed Securities Trust
4.319% due 07/25/2035	100	98

Total Mortgage-Backed Securities (Cost $933)		936

ASSET-BACKED SECURITIES 15.0%
Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	15	15

Carrington Mortgage Loan Trust
5.360% due 05/25/2036	50	50

Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	50	50

Countrywide Asset-Backed Certificates
5.370% due 12/25/2046	76	76
5.430% due 10/25/2046	84	84

Credit-Based Asset Servicing & Securitization LLC
5.420% due 08/25/2035	41	41

GSAMP Trust
5.390% due 02/25/2036	40	40

Home Equity Asset Trust
5.430% due 02/25/2036	25	25

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	89	89

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	67	67

Lehman XS Trust
5.400% due 07/25/2046	67	67
5.400% due 08/25/2046	73	73

Long Beach Mortgage Loan Trust
5.600% due 10/25/2034	33	33

Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037	52	52

Morgan Stanley Home Equity Loans
5.370% due 12/25/2036	97	97

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	42	42

Residential Asset Securities Corp.
5.390% due 02/25/2037	98	98

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	71	71

Structured Asset Securities Corp.
4.900% due 04/25/2035	58	56

Wachovia Student Loan Trust
5.340% due 10/25/2013	25	25

Total Asset-Backed Securities (Cost $1,150)		1,151

SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13

Panama Government International Bond
9.625% due 02/08/2011	8	9

Total Sovereign Issues (Cost $22)		22

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.2%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	17	$17

Total Preferred Stocks (Cost $17)		17

EXCHANGE-TRADED FUNDS 0.8%
streetTRACKS Dow Jones EURO
STOXX 50 Fund	1,108	62

Total Exchange-Traded Funds (Cost $50)		62

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.4%

COMMERCIAL PAPER 16.9%
Abbey National N.A. LLC
5.225% due 06/11/2007	$200	198

Federal Home Loan Bank
5.000% due 04/02/2007	100	100

HBOS Treasury Services PLC
5.225% due 06/29/2007	300	297

Rabobank USA Financial Corp.
5.395% due 06/06/2007	200	200

UBS Finance Delaware LLC
5.235% due 08/01/2007	300	299

Unicredit Delaware, Inc.
5.240% due 05/24/2007	200	199

		1,293

REPURCHASE AGREEMENTS 3.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	100	100
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $103. Repurchase proceeds are $100.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	134	134
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $141. Repurchase proceeds are $134.)

		234

U.S. TREASURY BILLS 7.4%
4.956% due 05/31/2007 - 06/14/2007 (a)(e)	575	570

Total Short-Term Instruments (Cost $2,097)		2,097

PURCHASED OPTIONS (g) 0.2%
(Cost $12)		14

Total Investments (c) 136.2% (Cost $10,407)		$10,442

Written Options (h) (0.1%) (Premiums $5) (5)

Other Assets and Liabilities (Net) (36.1%)		(2,768)

Net Assets 100.0%		$7,669

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $88 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $815 at a weighted average interest rate of 5.290%. On March 31, 2007, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $74 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	1	$(1)
90-Day Eurodollar December Futures	Long	12/2007	4	0
90-Day Eurodollar June Futures	Long	06/2008	12	7
90-Day Eurodollar March Futures	Long	03/2008	6	4
90-Day Eurodollar September Futures	Long	09/2008	1	0
U.S. Treasury 10-Year Note June Futures	Long	06/2007	5	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	3	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	2	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	1	0

				$3

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	$100	$1
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%	)	12/20/2011	200	0
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	100	0

							$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	250	$0
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		500	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	10,000	1
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	400	0
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009	NZD	100	(1)
UBS Warburg LLC	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009		400	(1)
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$400	9
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		200	(1)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		300	6
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		600	(4)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		100	0
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		200	5
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		700	(5)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(13)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,200	11

							$6

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	Fresco Dow Jones EURO STOXX 50	1-Month USD-LIBOR less 0.250%	11/15/2007	138,280	$407

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments European StocksPLUS® TR Strategy Fund (Cont.)	March 31, 2007

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$ 95.250	03/17/2008	2	$2	$2

Interest Rate Swaptions
Description	Counterparty	Index	Floating Rate	Rate	Date	Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	01/25/2010	300	$4	$3
Put - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.200%	01/25/2010	300	2	2
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	4,400	4	7

							$10	$12

(h)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 110.000	05/25/2007	2	$1	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$800	$4	$5

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.250%	11/15/2013	$300	$296	$299
U.S. Treasury Notes	4.750%	05/15/2014	200	203	206

				$499	$505

(2) Market value includes $9 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	66	05/2007	$1	$0	$1
Sell		66	05/2007	0	(1)	(1)
Buy		100	06/2007	3	0	3
Sell		32	06/2007	0	(1)	(1)
Buy		3	03/2008	0	0	0
Buy	CAD	58	04/2007	1	0	1
Sell		97	04/2007	0	(1)	(1)
Buy	CNY	2,815	05/2007	0	0	0
Sell		1,990	05/2007	0	(2)	(2)
Buy		567	01/2008	0	0	0
Sell	EUR	5,755	04/2007	0	(4)	(4)
Sell	GBP	31	04/2007	0	(1)	(1)
Buy	JPY	7,219	05/2007	2	0	2
Sell		7,408	05/2007	0	0	0
Buy	KRW	35,451	04/2007	0	0	0
Buy	MXN	308	04/2007	0	0	0
Sell		308	04/2007	0	0	0
Buy		308	03/2008	0	0	0
Buy	NOK	107	04/2007	1	0	1
Sell	NZD	5	04/2007	0	0	0
Buy	PLN	67	04/2007	0	0	0
Sell		67	04/2007	0	0	0
Buy		67	09/2007	0	0	0
Buy	RUB	656	12/2007	0	0	0
Buy	SGD	37	04/2007	0	0	0

				$8	$(10)	$(2)

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Far East (ex-Japan) StocksPLUS® TR Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 9.6%

BANKING & FINANCE 4.9%
Bank of America Corp.
5.620% due 10/14/2016	$100	$101

Citigroup, Inc.
5.388% due 12/26/2008	100	100

Ford Motor Credit Co.
7.250% due 10/25/2011	50	49

Goldman Sachs Group, Inc.
5.440% due 12/22/2008	100	100

HSBC Finance Corp.
5.420% due 10/21/2009	100	100

JPMorgan Chase & Co.
5.396% due 06/26/2009	100	100

Rabobank Nederland
5.380% due 01/15/2009	100	100

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	100	100
5.420% due 02/06/2009	100	100

		850

INDUSTRIALS 1.8%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	100	101

Omnicom Group, Inc.
5.900% due 04/15/2016	100	102

Xerox Capital Trust I
8.000% due 02/01/2027	100	103

		306

UTILITIES 2.9%
BellSouth Corp.
5.460% due 08/15/2008	200	200

Embarq Corp.
6.738% due 06/01/2013	200	207

NRG Energy, Inc.
7.375% due 02/01/2016	100	103

		510

Total Corporate Bonds & Notes (Cost $1,653)		1,666

U.S. GOVERNMENT AGENCIES 74.3%
Fannie Mae
4.000% due 08/01/2013	95	93
4.190% due 11/01/2034	69	69
4.612% due 08/01/2035	65	65
4.637% due 10/01/2035	72	72
4.657% due 10/01/2035	70	70
4.709% due 09/01/2035	89	88
4.723% due 10/01/2035	67	68
4.852% due 02/01/2034	40	40
4.903% due 12/01/2035	151	151
5.000% due 01/01/2020 - 04/01/2037	2,322	2,270
5.500% due 02/01/2034 - 04/01/2036	3,542	3,509
5.504% due 07/01/2032	39	39
5.670% due 05/25/2042 - 09/25/2042	160	161
6.000% due 04/01/2037	4,000	4,030
6.133% due 09/01/2044 - 10/01/2044	342	347
6.500% due 04/01/2037	1,000	1,020
6.625% due 11/25/2023	83	86

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
3.500% due 01/15/2023	$246	$242
4.748% due 09/01/2035	84	83
5.000% due 08/15/2020	384	382
5.520% due 10/15/2020	33	34

Total U.S. Government Agencies (Cost $12,898)		12,919

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Bonds
8.125% due 08/15/2019	100	130

Total U.S. Treasury Obligations (Cost $135)		130

MORTGAGE-BACKED SECURITIES 13.7%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	86	85

Bear Stearns Alt-A Trust
5.824% due 11/25/2036	88	89

Citigroup Mortgage Loan Trust, Inc.
4.900% due 10/25/2035	262	259

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	57	56
5.480% due 02/25/2047	95	95
5.530% due 03/20/2046	76	77
5.600% due 02/25/2037	83	83

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	82	82

Downey Savings & Loan Association Mortgage Loan Trust
7.134% due 07/19/2044	21	22

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	53	53
GSR Mortgage Loan Trust
5.500% due 11/25/2035	70	70

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	84	84

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	45	44

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	83	83

Mellon Residential Funding Corp.
5.670% due 11/15/2031	99	99
5.760% due 12/15/2030	73	73

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	53	53

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	90	90
5.600% due 02/25/2036	81	81

Structured Asset Securities Corp.
5.000% due 12/25/2034	117	117

Washington Mutual, Inc.
5.663% due 01/25/2047	94	94
5.896% due 07/25/2046	186	187
5.896% due 08/25/2046	189	190
5.963% due 06/25/2046	175	175
6.129% due 05/25/2041	38	39

Total Mortgage-Backed Securities (Cost $2,372)		2,380

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 21.8%
ACE Securities Corp.
5.390% due 12/25/2035	$36	$36
5.400% due 02/25/2036	37	37
5.470% due 12/25/2035	100	100

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	3	3

Argent Securities, Inc.
5.360% due 06/25/2036	81	81
5.400% due 03/25/2036	30	30

Asset-Backed Funding Certificates
5.380% due 01/25/2037	84	84

Bank One Issuance Trust
5.430% due 01/15/2010	100	100

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	18	18

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	92	92

Centex Home Equity
5.370% due 06/25/2036	99	99

Citigroup Mortgage Loan Trust, Inc.
5.390% due 08/25/2036	101	101
5.400% due 12/25/2035	28	28

Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	131	130
5.370% due 01/25/2037	123	123
5.370% due 05/25/2037	278	279
5.450% due 07/25/2036	34	34
5.480% due 02/25/2036	35	35

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	88	88
5.420% due 08/25/2035	62	62

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	83	83

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	45	45

First Franklin Mortgage Loan Asset-Backed Certificates
5.390% due 01/25/2036	36	36

First NLC Trust
5.440% due 02/25/2036	85	85

GSAMP Trust
5.390% due 01/25/2036	35	35
5.410% due 11/25/2035	41	41

GSR Mortgage Loan Trust
5.420% due 11/25/2030	25	25

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	79	79
5.670% due 09/20/2033	21	21

Home Equity Asset Trust
5.400% due 05/25/2036	49	49

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	92	92
5.400% due 12/25/2035	45	45

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	89	89
5.410% due 03/25/2036	40	40

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	103	103
5.370% due 10/25/2036	88	88

Lehman XS Trust
5.400% due 07/25/2046	134	135
5.410% due 05/25/2046	65	65

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Long Beach Mortgage Loan Trust
5.380% due 04/25/2036	$37	$37
5.410% due 01/25/2036	74	74
5.600% due 10/25/2034	66	66

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	91	91
5.430% due 11/25/2035	31	31

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	83	83

Morgan Stanley ABS Capital I
5.360% due 07/25/2036	128	128

Nelnet Student Loan Trust
5.146% due 09/25/2012	99	99

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	85	85

Popular ABS Mortgage Pass-Through Trust
5.430% due 09/25/2035	10	10

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	44	44

Residential Asset Securities Corp.
5.400% due 01/25/2036	33	33
5.410% due 01/25/2036	28	28

Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035	22	22

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	4	4
5.400% due 01/25/2037	92	92

Structured Asset Securities Corp.
4.900% due 04/25/2035	58	56

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Home Equity Trust
5.370% due 01/25/2037	$93	$93

Total Asset-Backed Securities (Cost $3,791)		3,792

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13

Panama Government International Bond
9.625% due 02/08/2011	8	9

Total Sovereign Issues (Cost $22)		22

	SHARES
PREFERRED STOCKS 0.3%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	44	45

Total Preferred Stocks Cost $45)		45

EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI Hong Kong
Index Fund	7,509	121
iShares MSCI Malaysia
Index Fund	1,317	14
iShares MSCI Singapore
Index Fund	835	10
iShares MSCI South Korea
Index Fund	822	41
iShares MSCI Taiwan
Index Fund	14,392	201

Total Exchange-Traded Funds (Cost $329)		387

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 13.0%

CERTIFICATES OF DEPOSIT 1.2%
BNP Paribas
5.262% due 05/28/2008	$100	$100

Nordea Bank Finland PLC
5.308% due 05/28/2008	100	100

		200

COMMERCIAL PAPER 2.3%
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	100	99

Rabobank USA Financial Corp.
5.395% due 06/06/2007	300	300

		399

REPURCHASE AGREEMENTS 3.3%
State Street Bank and Trust Co.
4.900% due 04/02/2007	567	567

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $580. Repurchase proceeds are $567.)

U.S. TREASURY BILLS 6.2%
4.959% due 05/31/2007 - 06/14/2007(a)(c)	1,095	1,086

Total Short-Term Instruments (Cost $2,252)		2,252

PURCHASED OPTIONS (e) 0.3%
(Cost $41)		45

Total Investments (b) 136.0% (Cost $23,538)		$23,638

Written Options (f) (0.1%) (Premiums $15)		(15)

Other Assets and Liabilities (Net) (35.9%)		(6,241)

Net Assets 100.0%		$17,382

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $175 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	Securities with an aggregate market value of $94 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	3	$(4)
90-Day Eurodollar June Futures	Long	06/2008	25	16
90-Day Eurodollar March Futures	Long	03/2008	12	7
90-Day Eurodollar September Futures	Long	09/2008	2	1
Euro-Bobl 5-Year Notes June Futures	Short	06/2007	2	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	1	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	1	0
U.S. Treasury 2-Year Note June Futures	Short	06/2007	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	21	(17)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	5	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	18	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	5	(2)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	3	(1)

				$(10)

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

(d)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	$25	$0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	100	0
Citibank N.A.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170%	)	12/20/2016	100	0
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	100	0
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%	)	12/20/2011	400	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	200	1
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	300	0
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.458%		12/20/2015	200	0
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.390%	)	06/20/2016	100	0
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	100	1

							$3

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	600	$(1)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,200	(1)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	(3)
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		200	5
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035	GBP	200	14
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	100,000	1
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,500	2
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009	NZD	600	(4)
UBS Warburg LLC	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009		1,000	(3)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$900	0
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		1,800	(13)
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		600	13
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		1,200	(7)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		300	(1)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		100	(1)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(7)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		100	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		100	(1)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		700	(23)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		3,600	18

							$(11)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI Hong Kong Index	1-Month USD-LIBOR less 0.250%	11/15/2007	355,898	$156
Goldman Sachs & Co.	Long	iShares MSCI Malaysia Index	1-Month USD-LIBOR less 0.250%	11/15/2007	171,925	131
Goldman Sachs & Co.	Long	iShares MSCI Singapore Index	1-Month USD-LIBOR less 0.250%	11/15/2007	208,243	103
Goldman Sachs & Co.	Long	iShares MSCI South Korea Index	1-Month USD-LIBOR less 0.250%	11/15/2007	115,117	81
Goldman Sachs & Co.	Long	iShares MSCI Taiwan Index	1-Month USD-LIBOR less 0.250%	11/15/2007	268,402	36

						$507

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  Far East (ex-Japan) StocksPLUS® TR Strategy Fund  (Cont.)

(e)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$ 95.250	03/17/2008	6	$5	$5

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	01/25/2010	$700	$8	$7
Put - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.200%	01/25/2010	700	5	5
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	1,100	3	1
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	11,100	10	18

							$26	$31

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 121.000	01/18/2008	$100	$1	$0
Call - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	5	5
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	100	4	4

				$10	$9

(f)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 110.000	05/25/2007	7	$2	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	$200	$2	$1
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	2,000	11	13

							$13	$14

(g)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$2,300	$2,275	$2,276
U.S. Treasury Notes	4.250%	11/15/2013	300	296	300
U.S. Treasury Notes	4.750%	05/15/2014	200	203	206

				$2,774	$2,782

(2) Market value includes $9 of interest payable on short sales.

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	156	05/2007	$2	$0	$2
Sell		156	05/2007	0	(1)	(1)
Buy		300	06/2007	9	0	9
Sell		130	06/2007	0	(2)	(2)
Sell		22	03/2008	0	0	0
Buy	CAD	166	04/2007	3	0	3
Sell		258	04/2007	0	(2)	(2)
Buy	CNY	6,264	05/2007	0	(1)	(1)
Sell		4,306	05/2007	0	(5)	(5)
Buy		1,214	11/2007	1	0	1
Buy		1,344	01/2008	0	0	0
Sell	EUR	61	04/2007	0	0	0
Sell	GBP	201	04/2007	0	(3)	(3)
Buy	HKD	44,280	04/2007	0	(3)	(3)
Sell		600	04/2007	0	0	0
Sell		82,737	05/2007	2	0	2
Buy	JPY	18,722	05/2007	4	0	4
Sell		17,621	05/2007	0	0	0
Buy	KRW	241,956	04/2007	0	(3)	(3)
Buy		600,000	05/2007	2	0	2
Sell		5,645,795	05/2007	22	(1)	21
Buy	MXN	914	04/2007	1	0	1
Sell		914	04/2007	0	0	0
Buy		914	03/2008	0	0	0
Sell	MYR	5,406	05/2007	0	(16)	(16)
Buy	NOK	251	04/2007	1	0	1
Sell	NZD	12	04/2007	0	0	0
Buy	PLN	165	04/2007	0	0	0
Sell		165	04/2007	0	0	0
Buy		165	09/2007	0	0	0
Buy	RUB	1,626	12/2007	1	0	1
Buy	SGD	566	04/2007	3	0	3
Sell		3,870	04/2007	0	(24)	(24)
Sell	TWD	109,855	05/2007	1	0	1

				$52	$(61)	$(9)

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  Fundamental IndexPLUS™ Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
HCA, Inc.
7.614% due 11/14/2013	$1,795	$1,813

Reynolds American, Inc.
7.104% due 05/11/2012	2,470	2,493
7.125% due 05/11/2012	1,889	1,907
7.125% due 05/31/2012	123	124

Total Bank Loan Obligations (Cost $6,309)		6,337

CORPORATE BONDS & NOTES 28.3%

BANKING & FINANCE 19.3%
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	500	501

American Express Centurion Bank
5.319% due 05/07/2008	700	700
5.380% due 04/17/2009	900	900

American Express Credit Corp.
5.340% due 12/12/2007	100	100
5.380% due 03/02/2009	10	10
5.380% due 11/09/2009	800	801

American Honda Finance Corp.
5.400% due 03/09/2009	400	401

American International Group, Inc.
5.350% due 06/23/2008	2,400	2,400
5.370% due 06/16/2009	800	800

ANZ National International Ltd.
5.400% due 08/07/2009	700	700

Bank of America Corp.
5.360% due 06/19/2009	1,300	1,302
5.370% due 11/06/2009	400	400
5.440% due 09/18/2009	300	300

Bank of America N.A.
5.360% due 02/27/2009	1,000	1,001

Bank of Ireland
5.360% due 12/19/2008	1,400	1,401

Bank of Scotland
5.860% due 11/22/2012	4,100	4,112

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	800	802
5.510% due 04/29/2008	500	501
5.660% due 01/30/2009	800	804

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	1,200	1,201

CIT Group, Inc.
5.000% due 11/24/2008	100	100
5.430% due 08/24/2007	100	100
5.510% due 01/30/2009	100	100
5.570% due 05/23/2008	800	802
5.650% due 11/03/2010	200	201

Citigroup Funding, Inc.
5.330% due 12/08/2008	200	200

Citigroup, Inc.
5.380% due 12/28/2009	2,700	2,700
5.388% due 12/26/2008	2,700	2,702
5.400% due 01/30/2009	1,100	1,101
5.480% due 06/09/2009	200	201

DnB NORBank ASA
5.402% due 02/25/2008	1,100	1,108
5.430% due 10/13/2009	800	800

Export-Import Bank of Korea
5.580% due 10/04/2011	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
6.180% due 09/28/2007	$300	$300

Foundation Re II Ltd.
12.110% due 11/26/2010	1,000	1,018

General Electric Capital Corp.
5.370% due 03/12/2010	2,500	2,499
5.390% due 10/26/2009	900	900
5.430% due 01/20/2010	2,700	2,706

General Motors Acceptance Corp.
6.150% due 04/05/2007	800	800
6.500% due 09/23/2008	400	400

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	400	400
5.400% due 03/30/2009	1,500	1,500
5.440% due 12/22/2008	1,000	1,002
5.440% due 11/16/2009	2,200	2,202
5.450% due 11/10/2008	600	601
5.485% due 10/05/2007	100	100
5.690% due 07/23/2009	200	201

HBOS Treasury Services PLC
5.400% due 07/17/2009	500	501

HSBC Finance Corp.
5.420% due 10/21/2009	600	600
5.435% due 03/12/2010	2,600	2,602
5.485% due 09/15/2008	600	601
6.538% due 11/13/2007	500	502

ICICI Bank Ltd.
5.900% due 01/12/2010	1,400	1,403

International Lease Finance Corp.
5.580% due 05/24/2010	1,200	1,206

John Deere Capital Corp.
5.410% due 04/15/2008	200	200
5.410% due 07/15/2008	200	200

JPMorgan Chase & Co.
5.370% due 06/26/2009	600	600
5.396% due 06/26/2009	2,500	2,502
5.400% due 12/22/2008	1,500	1,501

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	100	100
5.440% due 04/03/2009	800	801
5.450% due 10/22/2008	500	501
5.450% due 01/23/2009	600	601
5.460% due 11/16/2009	2,300	2,301
5.580% due 07/18/2011	200	200

MBNA Corp.
5.790% due 05/05/2008	1,000	1,005

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	800	800
5.400% due 10/23/2008	300	300
5.428% due 12/04/2009	1,000	1,000
5.450% due 06/16/2008	1,200	1,202
5.450% due 08/14/2009	1,300	1,301

Morgan Stanley
5.360% due 11/21/2008	700	700
5.470% due 02/09/2009	100	100
5.600% due 01/22/2009	1,200	1,201
5.610% due 01/18/2011	200	201

Mystic Re Ltd.
11.660% due 12/05/2008	1,200	1,212

National Australia Bank Ltd.
5.380% due 09/11/2009	300	300

Osiris Capital PLC
8.210% due 01/15/2010	1,400	1,404

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pricoa Global Funding I
5.428% due 06/03/2008	$700	$701
5.440% due 01/25/2008	400	400

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	300	300
5.360% due 09/21/2007	800	801
5.410% due 09/19/2008	3,100	3,106

SLM Corp.
5.500% due 07/27/2009	450	450
5.570% due 07/25/2008	1,200	1,203

U.S. Bank N.A.
5.280% due 03/31/2008	4,700	4,701

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	400	401

Wachovia Bank N.A.
5.390% due 03/23/2009	400	400

Wachovia Corp.
5.410% due 10/28/2008	2,100	2,103

Wells Fargo & Co.
5.380% due 03/10/2008	800	801
5.455% due 09/15/2009	600	601

Westpac Banking Corp.
5.280% due 06/06/2008	600	600

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,358

World Savings Bank FSB
5.320% due 05/08/2008	900	901
5.400% due 05/08/2009	1,100	1,100

		94,157

INDUSTRIALS 5.1%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	1,300	1,304

Comcast Corp.
5.660% due 07/14/2009	400	401

Constellation Brands, Inc.
8.000% due 02/15/2008	1,300	1,326

CSC Holdings, Inc.
7.250% due 07/15/2008	800	815

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	200	200
5.770% due 03/13/2009	300	301
5.810% due 08/03/2009	200	201
5.820% due 09/10/2007	600	601

Diageo Capital PLC
5.460% due 11/10/2008	500	501

El Paso Corp.
6.500% due 06/01/2008	400	405
7.625% due 08/16/2007	100	101
7.625% due 09/01/2008	300	309

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	900	948

General Mills, Inc.
5.490% due 01/22/2010	800	801

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	$900	$930

Home Depot, Inc.
5.475% due 12/16/2009	900	902

Hospira, Inc.
5.830% due 03/30/2010	1,200	1,204

Mandalay Resort Group
6.500% due 07/31/2009	800	813
10.250% due 08/01/2007	100	102

MGM Mirage
9.750% due 06/01/2007	2,180	2,202

Mirage Resorts, Inc.
6.750% due 02/01/2008	100	101

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	10	12

Oracle Corp.
5.590% due 01/13/2009	300	300

Pemex Project Funding Master Trust
5.948% due 12/03/2012	200	202
7.375% due 12/15/2014	100	111

Reynolds American, Inc.
6.500% due 06/01/2007	500	501

Safeway, Inc.
5.698% due 03/27/2009	700	701

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	674

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	600	601

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	200	200

Time Warner, Inc.
5.590% due 11/13/2009	4,600	4,611

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	200	200

Transocean, Inc.
5.548% due 09/05/2008	300	300

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	2,000	1,999

Xerox Corp.
9.750% due 01/15/2009	100	108

		24,988

UTILITIES 3.9%
America Movil S.A. de C.V.
5.448% due 06/27/2008	1,200	1,201

AT&T, Inc.
4.214% due 06/05/2007	400	401
5.460% due 02/05/2010	500	501
5.570% due 11/14/2008	780	783

BellSouth Corp.
5.485% due 11/15/2007	2,300	2,302

CMS Energy Corp.
7.500% due 01/15/2009	300	309
8.900% due 07/15/2008	3,683	3,840
9.875% due 10/15/2007	200	205

Dominion Resources, Inc.
5.540% due 11/14/2008	2,000	2,002
5.650% due 09/28/2007	2,900	2,902

Entergy Gulf States, Inc.
6.090% due 12/08/2008	200	201

Florida Power Corp.
5.760% due 11/14/2008	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NiSource Finance Corp.
5.930% due 11/23/2009	$200	$200

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	100	100

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,313

Sierra Pacific Power Co.
8.000% due 06/01/2008	400	412

Southern California Edison Co.
5.460% due 02/02/2009	700	702

Telecom Italia Capital S.A.
5.840% due 02/01/2011	500	500
5.970% due 07/18/2011	400	402

Telefonica Emisones SAU
5.650% due 06/19/2009	400	402

		18,778

Total Corporate Bonds & Notes (Cost $137,602)		137,923

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
3.702% due 07/01/2034	45	46
4.326% due 11/01/2034	104	104
4.388% due 07/01/2034	58	59
4.404% due 10/01/2034	43	43
4.443% due 05/01/2035	111	111
4.480% due 07/01/2035	284	282
4.506% due 05/01/2035	127	127
4.521% due 09/01/2035	141	140
4.553% due 11/01/2035	217	217
4.618% due 09/01/2035	467	466
4.690% due 12/01/2033	124	124
4.990% due 06/01/2035	430	431
5.000% due 09/01/2020 - 05/01/2021	865	853
5.380% due 12/25/2036	576	575
5.420% due 01/25/2021	1,197	1,196
5.670% due 09/25/2042	163	164
5.720% due 05/25/2031	201	202
6.133% due 06/01/2043 - 07/01/2044	1,077	1,091
6.903% due 11/01/2035	54	56

Freddie Mac
4.389% due 09/01/2035	210	208
4.548% due 09/01/2035	283	282
4.711% due 06/01/2035	303	299
4.712% due 08/01/2035	400	398
5.000% due 04/15/2012 - 07/15/2024	3,502	3,489
5.580% due 08/25/2031	56	56
5.670% due 12/15/2030	51	52
5.720% due 06/15/2018	33	33
6.000% due 04/01/2037	1,000	1,008
6.133% due 02/25/2045	151	152

Ginnie Mae
4.000% due 07/16/2027	16	16

Total U.S. Government Agencies (Cost $12,265)		12,280

MORTGAGE-BACKED SECURITIES 10.8%
Arkle Master Issuer PLC
5.300% due 11/19/2007	1,000	1,000

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	890	890

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	361	357

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	947	948

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	$1,684	$1,685

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	335	335

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	79	78

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	342	339
5.480% due 02/25/2047	2,182	2,178
5.500% due 01/25/2046	700	699
5.600% due 02/25/2037	499	500
5.983% due 02/25/2036	2,080	2,086

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 04/25/2035	111	111

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	4,317	4,321

GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035	75	75

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	856	857
5.400% due 01/25/2047	996	996
5.590% due 11/25/2045	43	43

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	2,454	2,456

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	615	616
5.510% due 01/19/2038	669	670
5.540% due 05/19/2035	85	85

HSI Asset Securitization Corp. Trust
5.450% due 07/25/2035	572	572

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	585	585

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	348	348
5.420% due 01/25/2037	485	486

Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.400% due 09/15/2021	124	124

Mellon Residential Funding Corp.
5.760% due 12/15/2030	414	416

Merrill Lynch Floating Trust
5.390% due 06/15/2022	2,757	2,759

Morgan Stanley Capital I
5.380% due 10/15/2020	689	689

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	4,171	4,168
5.600% due 02/25/2036	81	81

Structured Asset Securities Corp.
5.331% due 10/25/2035	412	410
5.370% due 05/25/2036	945	946

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	3,979	3,983

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	928	929
5.430% due 12/25/2036	1,878	1,877
5.440% due 08/25/2036	529	528

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	1,757	1,758

Washington Mutual, Inc.
5.510% due 04/25/2045	244	245
5.590% due 12/25/2045	54	54
5.610% due 10/25/2045	56	56
5.640% due 12/25/2027	1,717	1,719
5.663% due 01/25/2047	470	470

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.665% due 11/25/2034	$8	$8
5.892% due 10/25/2046	562	562
5.983% due 02/25/2046	3,942	3,953
6.129% due 05/25/2041	35	35
6.183% due 11/25/2042	159	160
6.433% due 12/25/2046	3,059	3,059

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	176	175

Total Mortgage-Backed Securities (Cost $52,480)		52,480

ASSET-BACKED SECURITIES 27.2%
ACE Securities Corp.
5.370% due 12/25/2036	414	414
5.380% due 05/25/2036	233	233
5.380% due 10/25/2036	332	333
5.400% due 10/25/2036	161	162
5.430% due 10/25/2035	70	70
5.450% due 10/25/2036	4,600	4,600

American Express Credit Account Master Trust
5.430% due 11/16/2009	1,100	1,101
5.430% due 12/15/2009	1,000	1,001

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	85	85

Argent Securities, Inc.
5.400% due 01/25/2036	217	217

Asset-Backed Funding Certificates
5.380% due 11/25/2036	668	668
5.380% due 01/25/2037	757	758

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	587	588
5.595% due 09/25/2034	118	118

Bank One Issuance Trust
5.430% due 12/15/2010	6,600	6,613

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,026	1,026
5.400% due 10/25/2036	447	447
5.520% due 09/25/2034	15	15

Capital One Auto Finance Trust
5.340% due 12/14/2007	310	310

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	4,242	4,244
5.385% due 02/25/2036	118	118
5.470% due 09/25/2035	472	473
5.640% due 10/25/2035	1,700	1,704

Chase Credit Card Master Trust
5.360% due 09/15/2009	3,675	3,677
5.430% due 02/15/2011	1,300	1,303

Chase Issuance Trust
5.310% due 07/15/2011	1,300	1,302
5.330% due 12/15/2010	3,000	3,003
5.330% due 02/15/2011	2,300	2,303

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	16	16

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	870	870
5.380% due 01/25/2037	1,636	1,637
5.390% due 01/25/2036	1,599	1,600

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	308	308
5.370% due 05/25/2037	10,805	10,816
5.370% due 03/25/2047	242	243
5.380% due 03/25/2037	337	337
5.390% due 06/25/2037	846	847
5.400% due 06/25/2037	768	768
5.430% due 10/25/2046	251	251
5.490% due 11/25/2035	16	16

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	$793	$793

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	400	400
5.329% due 12/08/2007	271	271

FBR Securitization Trust
5.440% due 11/25/2035	78	78

First Franklin Mortgage Loan Asset-Backed
Certificates
5.360% due 01/25/2038	1,896	1,897
5.370% due 11/25/2036	1,233	1,233
5.370% due 12/25/2036	885	885
5.380% due 06/25/2036	949	949
5.390% due 12/25/2037	4,323	4,325
5.410% due 11/25/2036	45	45
5.460% due 05/25/2035	246	246

Fremont Home Loan Trust
5.370% due 10/25/2036	2,570	2,570
5.380% due 01/25/2037	713	713
5.390% due 02/25/2037	182	182

GSAMP Trust
5.360% due 10/25/2036	568	568
5.390% due 09/25/2036	198	198
5.390% due 12/25/2036	991	991
5.430% due 11/25/2035	13	13

GSR Mortgage Loan Trust
5.420% due 11/25/2030	25	25

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,580	1,581

Home Equity Mortgage Trust
5.430% due 02/25/2036	26	26

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	1,936	1,934
5.370% due 12/25/2036	554	555

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	544	544

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	621	621
5.420% due 03/25/2036	26	26

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	134	134
5.370% due 10/25/2036	4,042	4,041
5.390% due 11/25/2036	889	890

Lehman XS Trust
5.390% due 05/25/2046	398	398

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,584	1,585
5.360% due 11/25/2036	2,970	2,971
5.400% due 02/25/2036	79	79
5.410% due 01/25/2036	74	74
5.500% due 08/25/2035	360	361
5.520% due 11/25/2034	9	9
5.600% due 10/25/2034	44	44

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	1,087	1,088

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,100	2,106
5.440% due 08/16/2010	2,100	2,104

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	633	633
5.390% due 08/25/2036	3,839	3,839

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	754	755
5.360% due 10/25/2036	253	253
5.370% due 10/25/2036	423	423
5.370% due 11/25/2036	1,853	1,854

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	$663	$663

Nelnet Student Loan Trust
5.146% due 09/25/2012	695	694

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	338	339

Nissan Auto Lease Trust
5.347% due 12/14/2007	251	251

Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,418	1,419
5.370% due 07/25/2036	547	547
5.370% due 01/25/2037	1,123	1,123
5.420% due 11/25/2035	54	54

Park Place Securities, Inc.
5.480% due 09/25/2035	4	4
5.580% due 09/25/2035	568	569
5.632% due 10/25/2034	573	573

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	936	937
5.400% due 10/25/2036	347	348
5.420% due 08/25/2046	3,347	3,349
5.430% due 05/25/2025	15	15
5.430% due 09/25/2035	46	46

Residential Asset Securities Corp.
5.360% due 08/25/2036	142	142
5.380% due 10/25/2036	732	733
5.390% due 11/25/2036	1,309	1,310
5.430% due 10/25/2035	11	11

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	62	62

SACO I, Inc.
5.430% due 09/25/2035	5	5

Saxon Asset Securities Trust
5.380% due 11/25/2036	156	157

SBI HELOC Trust
5.490% due 08/25/2036	166	166

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	782	782
5.380% due 12/25/2036	1,343	1,343

SLM Student Loan Trust
5.330% due 07/25/2013	4,598	4,601
5.340% due 04/25/2012	445	446
5.360% due 01/25/2016	307	307
5.370% due 01/26/2015	37	37

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	212	212
5.380% due 06/25/2036	228	228
5.380% due 12/25/2036	879	879
5.400% due 01/25/2037	4,223	4,225
5.420% due 12/25/2035	20	20
5.420% due 10/25/2036	582	583
5.430% due 11/25/2035	24	24

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	919	919
5.380% due 01/25/2038	1,653	1,653

Structured Asset Securities Corp.
5.420% due 07/25/2035	111	111
5.450% due 12/25/2035	83	83

Wachovia Auto Owner Trust
4.820% due 02/20/2009	61	61

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	2,222	2,224
5.440% due 12/25/2035	299	300

Total Asset-Backed Securities (Cost $132,400)		132,460

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		$100	$101

Total Sovereign Issues (Cost $100)			101

FOREIGN CURRENCY-DENOMINATED

ISSUES 0.6%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	268,380	2,261

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049		100,000	850

Total Foreign Currency-Denominated Issues (Cost $3,043)			3,111

SHORT-TERM INSTRUMENTS 28.2%

CERTIFICATES OF DEPOSIT 6.8%
Bank of Ireland
5.400% due 01/15/2010		$3,200	3,202

Barclays Bank PLC
5.281% due 03/17/2008		4,000	3,999

BNP Paribas
5.262% due 05/28/2008		700	700

Calyon Financial, Inc.
5.340% due 01/16/2009		1,400	1,400

Fortis Bank NY
5.265% due 06/30/2008		1,800	1,801
5.300% due 09/30/2008		1,600	1,600

HSBC Bank USA N.A.
5.176% due 07/28/2008		100	100

Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Canada
5.262% due 06/30/2008	$1,900	$1,902

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	4,100	4,100
5.265% due 03/26/2008	300	300

Skandinav Enskilda BK
5.272% due 08/21/2008	500	500
5.350% due 02/13/2009	1,100	1,101

Societe Generale NY
5.258% due 06/11/2007	700	700
5.270% due 03/25/2008	1,900	1,900
5.271% due 06/30/2008	3,000	3,001
5.271% due 03/28/2008	300	300

Unicredito Italiano NY
5.348% due 12/03/2007	1,100	1,101
5.360% due 05/29/2008	4,300	4,302

		33,009

COMMERCIAL PAPER 14.1%
Bank of America Corp.
5.215% due 07/24/2007	8,400	8,315

Calyon N.A. LLC
5.175% due 07/09/2007	10,800	10,642

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	3,400	3,359

Danske Corp.
5.210% due 06/11/2007	8,500	8,410

Dexia Delaware LLC
5.220% due 06/13/2007	23,000	22,749

Rabobank USA Financial Corp.
5.390% due 04/02/2007	4,000	4,000

Time Warner, Inc.
5.360% due 04/12/2007	4,700	4,693

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.215% due 08/01/2007	$5,300	$5,246
5.235% due 08/01/2007	1,400	1,389

		68,803

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	8,000	8,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $8,161. Repurchase proceeds are $8,003.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	2,190	2,190
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,235. Repurchase proceeds are $2,191.)

		10,190

U.S. TREASURY BILLS 5.2%
4.954% due 05/31/2007 - 06/14/2007 (a)(b)(d)	25,550	25,329

Total Short-Term Instruments (Cost $137,343)		137,331

PURCHASED OPTIONS (f) 0.1%
(Cost $263)		413

Total Investments (c) 99.0% (Cost $481,805)		$482,436

Written Options (g) (0.1%) (Premiums $281)		(441)

Other Assets and Liabilities (Net) 1.1%		5,125

Net Assets 100.0%		$487,120

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $4,706 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $16,732 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $2,522 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	6	$(2)
90-Day Euribor December Futures	Long	12/2008	3	(1)
90-Day Euribor June Futures	Long	06/2008	10	(3)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	181	(88)
90-Day Euribor March Futures	Long	03/2008	4	(2)
90-Day Euribor September Futures	Long	09/2008	3	(1)
90-Day Eurodollar December Futures	Long	12/2007	1,073	(212)
90-Day Eurodollar December Futures	Long	12/2008	53	40
90-Day Eurodollar June Futures	Long	06/2008	159	36
90-Day Eurodollar March Futures	Long	03/2008	439	20
90-Day Eurodollar September Futures	Long	09/2007	86	(9)
90-Day Eurodollar September Futures	Long	09/2008	48	39
90-Day Euroyen December Futures	Long	12/2007	138	26
90-Day Euroyen September Futures	Long	09/2007	120	23
Euro-Bund 10-Year Note June Futures	Long	06/2007	15	(17)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	16	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	16	5
S&P 500 E-mini Index June Futures	Long	06/2007	15	22
U.S. Treasury 2-Year Note June Futures	Short	06/2007	57	6
U.S. Treasury 10-Year Note June Futures	Long	06/2007	49	21
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	306	469

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	19	$(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	17	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	13	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	13	(15)

				$349

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	10,000	$1
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008		$900	1
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016		3,000	15
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,100	3
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		4,000	3
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		2,000	10
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012		800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008		600	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008		1,900	2
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007		1,100	1
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009		1,000	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008		800	0
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008		4,000	2
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011		400	6
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008		3,100	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007		6,600	9
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007		2,100	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	06/20/2007		4,000	7
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		500	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008		500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009		1,600	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		1,300	16
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		200	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007		1,900	3
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007		1,100	3
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	11/20/2007		4,100	6
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		2,300	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007		1,900	2
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007		1,400	(1)

							$100

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,300	$(6)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	800	9
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		900	8
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012	EUR	16,200	41
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	0
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	9,900	(86)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	74
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		200	(4)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,800	(6)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	190,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,320,000	8

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	300,000	$1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		170,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,460,000	13
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$8,100	(6)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,600	(2)

							$45

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	592,475	$1,466
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	914,529	2,275
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	2,456,548	6,132

						$9,873

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP 500	$2	$0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	300	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	$ 6,000	26	21
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	35
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007	13,700	68	153
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	14,300	61	157
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	18,000	41	21
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	14

							$263	$413

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	40	$16	$32
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	40	12	1

				$28	$33

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 100	$2	$0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	100	2	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$ 3,000	37	31
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007	4,500	68	148
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	6,200	62	170
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	3,000	35	18
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	2,000	23	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	14

							$253	$408

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	862	04/2007	$8	$0	$8
Buy	BRL	5,137	05/2007	133	0	133
Sell		5,137	05/2007	0	(6)	(6)
Buy		1,138	06/2007	35	0	35
Buy		1,345	10/2007	0	(3)	(3)
Buy		5,137	03/2008	2	0	2
Buy		192	09/2007	1	0	1

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments Fundamental IndexPLUS™ Fund (Cont.)	March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		6,624	11/2007	10	0	10
Sell		1,080	11/2007	0	0	0
Buy		604	01/2008	0	0	0
Buy	EUR	729	04/2007	1	0	1
Sell	GBP	637	04/2007	0	(7)	(7)
Sell	JPY	469,194	05/2007	2	(84)	(82)
Buy	KRW	52,909	04/2007	0	0	0
Sell		148,164	04/2007	0	0	0
Buy		193,826	05/2007	0	(1)	(1)
Buy	MXN	4,083	04/2007	0	(6)	(6)
Sell		4,083	04/2007	1	0	1
Buy		4,083	03/2008	0	(1)	(1)
Buy	NZD	237	04/2007	3	0	3
Buy	PLN	177	04/2007	1	0	1
Sell		177	04/2007	0	0	0
Buy		177	09/2007	0	0	0
Buy	RUB	5,200	11/2007	2	0	2
Buy		10,067	12/2007	4	0	4
Buy	SGD	202	04/2007	1	0	1
Sell		231	04/2007	0	(1)	(1)
Buy		1,167	07/2007	7	0	7
Buy	TWD	2,233	05/2007	0	0	0
Sell		1,621	05/2007	0	0	0

				$211	$(109)	$102

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)		VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
HCA, Inc.
7.614% due 11/14/2013	$2,494	$	$2,518

Idearc, Inc.
7.320% due 11/09/2014	2,494		2,512

Total Bank Loan Obligations (Cost $4,987)			5,030

CORPORATE BONDS & NOTES 22.8%

BANKING & FINANCE 16.7%
AIG-Fp Matched Funding Corp.
5.350% due 06/16/2008	1,100		1,101

Allstate Life Global Funding Trusts
5.390% due 03/23/2009	600		601

American Express Centurion Bank
5.380% due 04/17/2009	4,200		4,201

American Express Credit Corp.
5.380% due 11/09/2009	400		400

American International Group, Inc.
5.050% due 10/01/2015	100		98
5.350% due 06/23/2008	3,500		3,500
5.370% due 06/16/2009	1,300		1,301

ANZ National International Ltd.
5.400% due 08/07/2009	2,200		2,200

Bank of America Corp.
5.360% due 09/25/2009	2,200		2,203
5.370% due 11/06/2009	600		600
5.440% due 09/18/2009	200		200

Bank of America N.A.
5.360% due 07/25/2008	1,600		1,601
6.000% due 10/15/2036	300		302

Bank of Ireland
5.400% due 12/18/2009	3,100		3,103

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	3,400		3,407

C10 Capital SPV Ltd.
6.722% due 12/01/2049	800		790

Calabash Re II Ltd.
13.755% due 01/08/2010	1,600		1,642
14.955% due 01/08/2010	1,600		1,672

CIT Group, Inc.
5.480% due 08/17/2009	300		300
5.500% due 12/19/2008	500		501
5.510% due 08/15/2008	1,000		1,002
5.510% due 01/30/2009	600		601
5.650% due 11/03/2010	1,400		1,406

Citigroup Funding, Inc.
5.330% due 12/08/2008	200		200

Citigroup, Inc.
5.380% due 12/28/2009	500		500
5.388% due 12/26/2008	3,600		3,603

DnB NORBank ASA
5.402% due 02/25/2008	1,500		1,511
5.430% due 10/13/2009	1,000		1,001

Export-Import Bank of China
4.875% due 07/21/2015	100		98

Foundation Re II Ltd.
12.110% due 11/26/2010	1,400		1,425

General Electric Capital Corp.
5.390% due 10/26/2009	500		500
5.400% due 01/05/2009	1,800		1,801

GMAC LLC
6.000% due 12/15/2011	200		194

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	500		500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.400% due 03/30/2009	$3,600	$3,601
5.440% due 06/23/2009	1,100	1,101
5.440% due 11/16/2009	1,300	1,301
5.460% due 07/29/2008	700	701
5.690% due 07/23/2009	300	302

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Finance Corp.
5.420% due 10/21/2009	800	800
5.485% due 09/15/2008	300	301

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	2,015

ICICI Bank Ltd.
5.900% due 01/12/2010	1,800	1,804

John Deere Capital Corp.
5.410% due 04/15/2008	600	600
5.410% due 07/15/2008	700	701

JPMorgan Chase & Co.
5.370% due 06/26/2009	800	800
5.396% due 06/26/2009	2,200	2,202

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	100

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,200	2,201
5.400% due 12/23/2008	200	200
5.440% due 04/03/2009	600	600
5.460% due 11/16/2009	1,900	1,900
5.560% due 12/23/2010	900	902
5.610% due 11/10/2009	500	502

MBNA Corp.
5.790% due 05/05/2008	4,465	4,488

Merrill Lynch & Co., Inc.
5.428% due 12/04/2009	1,400	1,400
5.450% due 08/14/2009	1,900	1,901

MetLife, Inc.
6.400% due 12/15/2036	400	392

Morgan Stanley
5.360% due 11/21/2008	900	900
5.470% due 02/09/2009	700	701
5.600% due 01/22/2009	2,600	2,602

Mystic Re Ltd.
11.660% due 12/05/2008	1,500	1,515

National Australia Bank Ltd.
5.380% due 09/11/2009	800	801

Petroleum Export Ltd.
5.265% due 06/15/2011	86	85

Pricoa Global Funding I
5.440% due 01/25/2008	1,300	1,301

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,183

Resona Bank Ltd.
5.850% due 09/29/2049	200	199

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	1,200	1,201
5.760% due 07/06/2012	1,700	1,701

Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	500	500
5.410% due 09/19/2008	5,000	5,009

SLM Corp.
5.500% due 07/27/2009	600	600

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	1,007

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
USB Capital IX
6.189% due 04/15/2049	$200	$205

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	900	902

Wachovia Corp.
5.410% due 10/28/2008	1,300	1,302

Wells Fargo & Co.
5.380% due 03/10/2008	3,400	3,403

Westpac Banking Corp.
5.280% due 06/06/2008	800	800

World Savings Bank FSB
5.400% due 05/08/2009	2,200	2,201

		103,295

INDUSTRIALS 4.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	3,900	3,911

C8 Capital SPV Ltd.
6.640% due 12/31/2049	5,100	5,056

CODELCO, Inc.
6.150% due 10/24/2036	100	103

Comcast Corp.
5.875% due 02/15/2018	300	301
6.450% due 03/15/2037	300	301

Cox Communications, Inc.
5.875% due 12/01/2016	200	202

DaimlerChrysler N.A. Holding Corp.
5.770% due 03/13/2009	200	201

Gaz Capital for Gazprom
6.212% due 11/22/2016	200	201

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Oracle Corp.
5.590% due 01/13/2009	1,200	1,202

Peabody Energy Corp.
7.875% due 11/01/2026	400	432

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	401

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	400	450

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	1,100	1,101

Time Warner, Inc.
5.590% due 11/13/2009	4,100	4,109
5.875% due 11/15/2016	2,100	2,121

Transocean, Inc.
5.548% due 09/05/2008	700	701

Viacom, Inc.
5.750% due 04/30/2011	200	203

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	2,700	2,699

Williams Cos., Inc.
6.375% due 10/01/2010	700	713

		24,510

UTILITIES 2.1%
AT&T, Inc.
4.214% due 06/05/2007	1,400	1,404

Dominion Resources, Inc.
5.540% due 11/14/2008	2,800	2,803

Embarq Corp.
6.738% due 06/01/2013	3,400	3,514

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Florida Power Corp.
5.760% due 11/14/2008	$3,300	$3,301

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	601

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	240

Southern California Edison Co.
5.460% due 02/02/2009	800	802

Sprint Nextel Corp.
6.000% due 12/01/2016	200	197

		12,862

Total Corporate Bonds & Notes (Cost $140,186)		140,667

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	295	295

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,500	1,596

Total Municipal Bonds & Notes (Cost $1,802)		1,891

U.S. GOVERNMENT AGENCIES 33.3%
Fannie Mae
4.343% due 03/01/2035	334	338
4.404% due 10/01/2034	383	384
4.423% due 07/01/2034	1,400	1,394
4.433% due 01/01/2035	1,539	1,528
4.480% due 07/01/2035	1,532	1,523
4.500% due 08/01/2035	2,031	2,011
4.521% due 09/01/2035	915	909
4.548% due 07/01/2035	1,243	1,242
4.618% due 09/01/2035	2,102	2,099
4.641% due 10/01/2035	871	870
4.661% due 12/01/2033	849	850
4.673% due 05/25/2035	200	198
4.690% due 12/01/2033	644	643
4.835% due 06/01/2035	2,039	2,036
4.990% due 06/01/2035	1,935	1,938
5.000% due 06/25/2027 - 03/01/2036	30,596	29,623
5.380% due 12/25/2036	768	767
5.500% due 07/01/2035 - 04/01/2037	28,010	27,735
5.670% due 09/25/2042	1,198	1,205
6.000% due 05/01/2035 - 04/01/2037	106,289	107,124
6.133% due 06/01/2043 - 07/01/2044	1,511	1,531
6.903% due 11/01/2035	430	446

Freddie Mac
4.389% due 09/01/2035	930	921
4.500% due 10/15/2022	1,566	1,555
4.711% due 06/01/2035	2,389	2,354
4.712% due 08/01/2035	1,904	1,893
4.813% due 10/01/2035	1,347	1,345
4.914% due 11/01/2034	1,311	1,309
5.000% due 04/15/2012 - 01/15/2024	2,628	2,620
5.580% due 08/25/2031	291	293
5.720% due 06/15/2018	199	199
6.000% due 04/01/2037	5,000	5,041
6.133% due 02/25/2045	151	152

Ginnie Mae
4.000% due 07/16/2027	97	96
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $205,284)		205,185

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	$1,836	$1,745
2.375% due 01/15/2025	966	973
3.625% due 04/15/2028	250	305

U.S. Treasury Bonds
4.750% due 02/15/2037	1,100	1,083
6.000% due 02/15/2026	800	905
6.625% due 02/15/2027	700	849

Total U.S. Treasury Obligations (Cost $5,916)		5,860

MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	358	353

Arkle Master Issuer PLC
5.300% due 11/19/2007	2,300	2,301

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,947	1,929

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	1,291	1,292

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	347	344
4.900% due 12/25/2035	786	783

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,681	2,652
5.500% due 01/25/2046	900	899
5.600% due 02/25/2037	3,829	3,832

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	246	245

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	659	656
5.540% due 11/15/2019	386	387

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	5,375	5,380

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,236	1,237
5.400% due 01/25/2047	1,294	1,295

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	3,361	3,363

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,175	2,154

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	836	837

Indymac Index Mortgage Loan Trust
5.174% due 01/25/2036	1,087	1,102
5.410% due 11/25/2046	783	784
5.420% due 01/25/2037	647	648

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	783	782

Mellon Residential Funding Corp.
5.760% due 12/15/2030	3,045	3,058

Merrill Lynch Floating Trust
5.390% due 06/15/2022	4,359	4,361

Morgan Stanley Capital I
5.410% due 07/15/2019	218	218

Structured Adjustable Rate Mortgage Loan Trust
5.341% due 08/25/2034	1,369	1,372
6.383% due 01/25/2035	848	851

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	404	405

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	225	225

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	$1,393	$1,394
5.430% due 12/25/2036	1,220	1,220
5.440% due 08/25/2036	1,674	1,673

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,547	2,549

Washington Mutual, Inc.
5.610% due 10/25/2045	167	167
6.129% due 05/25/2041	250	252
6.183% due 11/25/2042	239	240

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,412	1,403

Total Mortgage-Backed Securities (Cost $52,598)		52,643

ASSET-BACKED SECURITIES 19.7%
ACE Securities Corp.
5.370% due 12/25/2036	497	497
5.400% due 10/25/2036	565	566
5.430% due 10/25/2035	458	458

Asset-Backed Funding Certificates
5.380% due 11/25/2036	965	965

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	848	849
5.595% due 09/25/2034	385	385

Bank One Issuance Trust
5.430% due 12/15/2010	7,800	7,815
5.440% due 09/15/2010	5,859	5,869

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,539	1,539
5.400% due 10/25/2036	536	536
5.520% due 09/25/2034	76	76

Capital One Auto Finance Trust
5.340% due 12/14/2007	442	443

Carrington Mortgage Loan Trust
5.470% due 09/25/2035	801	802

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,800	1,805

Chase Issuance Trust
5.310% due 07/15/2011	1,800	1,802

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	1,800	1,801

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	435	435

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	2,068	2,078
5.370% due 05/25/2037	6,759	6,763
5.370% due 03/25/2047	807	811
5.380% due 03/25/2037	1,096	1,097
5.390% due 06/25/2037	1,223	1,223
5.400% due 06/25/2037	1,055	1,056
5.430% due 10/25/2046	838	838

Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	289	289
5.380% due 11/25/2036	1,057	1,057

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,000	1,001
5.329% due 12/08/2007	406	406

FBR Securitization Trust
5.440% due 10/25/2035	44	44

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,761	1,762
5.370% due 12/25/2036	1,328	1,328
5.380% due 06/25/2036	2,919	2,921
5.460% due 05/25/2035	164	164

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.370% due 10/25/2036	$3,893	$3,894
5.380% due 01/25/2037	891	891
5.390% due 02/25/2037	477	477

GSAMP Trust
5.390% due 09/25/2036	727	727
5.430% due 11/25/2035	77	77

GSR Mortgage Loan Trust
5.420% due 11/25/2030	252	253

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,185	1,186

Home Equity Asset Trust
5.430% due 02/25/2036	910	911
5.440% due 01/25/2036	1,305	1,306

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	739	740

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	586	586

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	887	887

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	334	335
5.370% due 10/25/2036	5,360	5,359
5.390% due 11/25/2036	296	296

Lehman XS Trust
5.390% due 05/25/2046	511	511

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	2,400	2,401
5.360% due 11/25/2036	4,328	4,330
5.410% due 01/25/2036	445	445
5.500% due 08/25/2035	521	521
5.520% due 11/25/2034	55	55
5.600% due 10/25/2034	120	120

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,900	2,909
5.440% due 08/16/2010	3,150	3,156

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	886	887
5.390% due 08/25/2036	5,258	5,258

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,106	1,107
5.360% due 10/25/2036	505	505
5.370% due 10/25/2036	592	592

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	911	912

Nelnet Student Loan Trust
5.146% due 09/25/2012	992	992

Nissan Auto Lease Trust
5.347% due 12/14/2007	301	301

Option One Mortgage Loan Trust
5.360% due 02/25/2037	2,002	2,003
5.370% due 07/25/2036	820	820

Park Place Securities, Inc.
5.632% due 10/25/2034	1,770	1,772

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	1,042	1,043
5.430% due 05/25/2025	73	74
5.430% due 09/25/2035	274	274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.380% due 10/25/2036	$2,116	$2,117
5.390% due 11/25/2036	1,052	1,053

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	215	216

SACO I, Inc.
5.430% due 09/25/2035	26	26

Saxon Asset Securities Trust
5.380% due 11/25/2036	469	470

SBI HELOC Trust
5.490% due 08/25/2036	581	581

SLM Student Loan Trust
5.330% due 07/25/2013	5,898	5,901
5.370% due 01/26/2015	282	282

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	636	636
5.400% due 01/25/2037	5,784	5,786
5.430% due 11/25/2035	155	155

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	1,336	1,337

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,072	1,072
5.420% due 07/25/2035	277	277
5.420% due 09/25/2035	1,011	1,012
5.450% due 12/25/2035	605	606

Wachovia Auto Owner Trust
4.820% due 02/20/2009	333	333

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	898	899

Total Asset-Backed Securities (Cost $121,093)		121,153

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015	100	98

Total Sovereign Issues (Cost $99)		98

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	243	2,564

Total Preferred Stocks (Cost $2,585)		2,564

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.4%

CERTIFICATES OF DEPOSIT 6.0%
BNP Paribas
5.262% due 07/03/2008	$5,200	5,198
5.262% due 05/28/2008	1,000	1,000

Calyon Financial, Inc.
5.340% due 01/16/2009	1,900	1,900

HSBC Bank USA N.A.
4.280% due 07/28/2008	3,100	3,105

Nordea Bank Finland PLC
5.262% due 03/31/2008	700	700
5.308% due 05/28/2008	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Canada
5.420% due 06/30/2008	$2,600	$2,603

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	900	900
5.290% due 07/03/2008	1,200	1,200

Skandinav Enskilda BK
5.272% due 08/21/2008	4,200	4,199

Societe Generale NY
5.258% due 06/11/2007	900	900
5.270% due 03/25/2008	6,500	6,500

Unicredito Italiano NY
5.358% due 05/06/2008	5,100	5,101
5.360% due 05/29/2008	2,500	2,501

		36,808

COMMERCIAL PAPER 0.3%
Cox Communications, Inc.
5.570% due 09/17/2007	300	300

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	1,200	1,186

Viacom, Inc.
5.594% due 05/29/2007	500	500

		1,986

REPURCHASE AGREEMENTS 3.4%
Lehman Brothers, Inc.
5.150% due 04/02/2007	17,000	17,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $17,321. Repurchase proceeds are $17,007.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,875	3,875
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,956. Repurchase proceeds are $3,877.)

		20,875

U.S. TREASURY BILLS 3.7%
4.952% due 05/31/2007 - 06/14/2007 (a)(c)(e)	23,420	23,212

Total Short-Term Instruments (Cost $82,868)		82,881

PURCHASED OPTIONS (g) 0.3%
(Cost $1,682)		1,681

Total Investments (d) 100.5% (Cost $619,100)		$619,653

Written Options (h) (0.3%) (Premiums $1,649)		(1,717)

Other Assets and Liabilities (Net) (0.2%)		(1,532)

Net Assets 100.0%		$616,404

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $6,691 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $15,868 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $3,878 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	97	$(30)
90-Day Euribor December Futures	Long	12/2008	38	(8)
90-Day Euribor June Futures	Long	06/2008	207	(64)
90-Day Euribor March Futures	Long	03/2008	101	(57)
90-Day Euribor September Futures	Long	09/2008	38	(10)
90-Day Eurodollar December Futures	Long	12/2007	1,204	152
90-Day Eurodollar December Futures	Long	12/2008	404	306
90-Day Eurodollar June Futures	Long	06/2008	671	263
90-Day Eurodollar March Futures	Long	03/2008	1,392	317
90-Day Eurodollar September Futures	Long	09/2007	282	(25)
90-Day Eurodollar September Futures	Long	09/2008	329	268
90-Day Euroyen December Futures	Long	12/2007	532	32
90-Day Euroyen September Futures	Long	09/2007	490	28
Euro-Bund 10-Year Note June Futures	Long	06/2007	61	(53)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	45	7
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	82	16
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	54	7
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	181	7
S&P 500 Index June Futures	Long	06/2007	4	8
U.S. Treasury 2-Year Note June Futures	Short	06/2007	73	8
U.S. Treasury 10-Year Note June Futures	Short	06/2007	92	26
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	299	523
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	57	(57)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	73	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	31	(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	15	(14)

				$1,573

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	29,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016		$4,000	18
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,700	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009		5,600	(5)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009		5,780	5
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009		600	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		1,400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		1,300	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008		500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016		9,000	25
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008		600	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%	11/20/2007		3,800	8
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007		2,600	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	06/20/2007		5,800	11
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,600	4
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	11/20/2007		2,800	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007		300	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011		4,100	80
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016		300	16
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		700	5

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	11/20/2007	$5,600	$8
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	3,800	5
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,000	(4)

						$189

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,800	$(8)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,100	12
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	24
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	500	(13)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		600	(13)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	48
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	1
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,700	32
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	5
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,900	11
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	35
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	2
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	(24)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,100	(109)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	93
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	21
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	(8)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	192
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	240,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,770,000	11
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		390,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		820,000	24
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		826,000	40
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		190,000	1
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		280,000	18
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		339,000	35
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		130,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		30,000	2
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		100,000	11
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		113,000	12
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		4,300,000	16
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		230,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		4,790,000	18
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		610,000	21
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		150,000	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	9
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$26,900	13
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	(6)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,900	(59)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		11,800	34
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,800	(98)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		43,200	111
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		58,200	238
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		4,000	(148)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		6,100	45
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		34,500	(205)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,600	(41)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		3,400	(3)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		43,200	105
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		141,300	(576)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,600	(85)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		116,500	(109)

							$(249)

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,019,623	$2,541
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,215,708	3,030
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	2,776,441	6,928

						$12,498

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.000	06/18/2007	148	$2	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,284	12	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	238	2	0

				$16	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	3,000	$14	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		8,000	46	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		7,000	39	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	29	1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,500	7	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		1,000	6	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$31,000	115	86
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		14,000	57	38
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	26	21
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		18,000	52	45
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		17,000	38	10
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		23,000	101	147
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		16,000	77	176
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		20,000	52	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		41,000	216	287
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,000	68	35
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		47,000	60	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		15,000	60	74
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		38,800	192	279
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		43,300	262	233
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		3,000	11	19

								$1,579	$1,591

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$43	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38

				$87	$90

(h)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	74	$29	$59
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	45	11	18
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	21	5	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	32	3	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	130	30	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	21	6	6

				$84	$91

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		4,000	55	10
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		3,000	39	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	34	7
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	400	6	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		300	6	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$13,000	107	92
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		6,000	53	37
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		4,000	50	41
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,000	41	15
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	44
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		10,000	102	167
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		7,000	77	192
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		4,400	48	26
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		18,000	218	332
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,000	58	30
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		9,000	60	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		2,000	23	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		7,000	64	75
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		17,000	204	245
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,900	251	207
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	16

								$1,565	$1,626

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$2,100	$2,121	$2,111

(2) Market value includes $14 of interest payable on short sales.

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,116	04/2007	$10	$0	$10
Buy	BRL	11,586	05/2007	297	0	297
Sell		11,586	05/2007	2	0	2
Buy		2,450	06/2007	77	0	77
Buy		1,691	10/2007	0	(4)	(4)
Buy		11,586	03/2008	0	(11)	(11)
Buy	CNY	576	09/2007	2	0	2
Buy		8,910	11/2007	14	0	14
Sell		1,363	11/2007	0	0	0
Buy		3,997	01/2008	0	0	0
Buy	EUR	583	04/2007	0	0	0
Sell		1,371	04/2007	0	(1)	(1)
Buy	GBP	63	04/2007	1	0	1
Sell		1,338	04/2007	0	(16)	(16)
Sell	JPY	571,578	05/2007	11	(29)	(18)
Buy	KRW	69,607	04/2007	0	0	0
Sell		186,612	04/2007	1	0	1
Buy		800,214	05/2007	0	(3)	(3)
Sell		642,755	05/2007	0	0	0
Buy	MXN	8,398	04/2007	0	(12)	(12)
Sell		8,398	04/2007	2	0	2
Buy		8,398	03/2008	0	(2)	(2)
Buy	NZD	331	04/2007	4	0	4
Buy	PLN	234	04/2007	2	0	2
Sell		234	04/2007	0	0	0
Buy		234	09/2007	0	0	0
Buy	RUB	11,662	11/2007	5	0	5
Buy		34,363	12/2007	12	0	12
Buy	SGD	548	04/2007	3	0	3
Sell		292	04/2007	0	(1)	(1)
Buy		2,669	07/2007	15	0	15
Buy	TWD	8,610	05/2007	0	0	0
Sell		6,649	05/2007	0	0	0

				$458	$(79)	$379

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 23.3%

BANKING & FINANCE 19.6%
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	$100	$100

American Honda Finance Corp.
5.350% due 08/05/2008	130	130
5.410% due 02/09/2010	400	400

ASIF Global Financing XXVIII
5.400% due 05/03/2007	100	100

Bank of America Corp.
5.460% due 08/02/2010	540	541

Bank of Ireland
5.400% due 12/18/2009	300	300

Bank of Scotland
5.860% due 11/22/2012	500	502

C10 Capital SPV Ltd.
6.722% due 12/01/2049	100	99

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	600	601

CIT Group, Inc.
5.500% due 12/19/2008	500	501

Citigroup Funding, Inc.
5.330% due 12/08/2008	200	200

Citigroup, Inc.
5.510% due 05/18/2010	730	732

Ford Motor Credit Co.
7.250% due 10/25/2011	600	584

General Electric Capital Corp.
5.430% due 01/20/2010	600	601
5.430% due 08/15/2011	400	400

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	200	200
5.400% due 03/30/2009	100	100
5.440% due 12/22/2008	100	100
5.440% due 11/16/2009	290	290

HSBC Finance Corp.
5.440% due 06/19/2009	750	752

HSBC Holdings PLC
6.500% due 05/02/2036	200	212

ICICI Bank Ltd.
5.900% due 01/12/2010	100	100

International Lease Finance Corp.
5.496% due 06/26/2009	370	371

JPMorgan Chase & Co.
5.370% due 06/26/2009	290	290

Lehman Brothers Holdings, Inc.
5.460% due 11/16/2009	500	500

Morgan Stanley
5.470% due 02/09/2009	340	341

SLM Corp.
5.500% due 07/27/2009	30	30
5.570% due 07/25/2008	500	501

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	101

U.S. Bank N.A.
5.280% due 03/31/2008	500	500

Wachovia Corp.
5.410% due 12/01/2009	200	200

Wells Fargo & Co.
5.410% due 03/23/2010	630	631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
World Savings Bank FSB
5.400% due 06/20/2008	$300	$300

		11,310

INDUSTRIALS 1.8%
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	50	50

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.475% due 12/16/2009	100	100

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	113

Time Warner, Inc.
5.590% due 11/13/2009	500	501

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	200	200

		1,064

UTILITIES 1.9%
AT&T, Inc.
5.460% due 02/05/2010	100	100

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	600	602

TXU Electric Delivery Co.
5.725% due 09/16/2008	200	200

Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	200	200

		1,102

Total Corporate Bonds & Notes (Cost $13,481)		13,476

U.S. GOVERNMENT AGENCIES 45.2%
Fannie Mae
6.000% due 04/01/2037	20,100	20,251
6.133% due 06/01/2043	93	95

Freddie Mac
4.250% due 09/15/2024	420	415
5.000% due 07/15/2020	329	328
6.000% due 04/01/2037	4,000	4,032

Ginnie Mae
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $26,149)		26,134

MORTGAGE-BACKED SECURITIES 8.0%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	105	105

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	430	431

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	198	198

Countrywide Alternative Loan Trust
5.480% due 02/25/2047	285	284
5.983% due 02/25/2036	215	216

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	191	191
5.400% due 03/25/2037	97	98

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	100	100

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	267	267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$232	$232

Morgan Stanley Capital I
5.380% due 10/15/2020	98	98

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	304	306

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	444	443

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	432	433

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	115	115

Washington Mutual, Inc.
5.640% due 12/25/2027	318	318
5.663% due 01/25/2047	94	94
5.983% due 02/25/2046	704	706

Total Mortgage-Backed Securities (Cost $4,634)		4,635

ASSET-BACKED SECURITIES 25.4%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	300	300

American Express Credit Account Master Trust
5.320% due 01/18/2011	400	400
5.430% due 11/16/2009	100	100
5.820% due 02/15/2012	173	173

Asset-Backed Funding Certificates
5.380% due 01/25/2037	84	84

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	196	196

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	461	461

Chase Credit Card Master Trust
5.430% due 07/15/2010	600	601

Chase Issuance Trust
5.330% due 12/15/2010	300	300
5.330% due 02/15/2011	300	300

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	600	589

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	197	197
5.380% due 01/25/2037	289	289
5.390% due 01/25/2036	174	174
5.430% due 08/25/2036	500	500

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	468	468
5.370% due 07/25/2037	491	491
5.390% due 06/25/2037	94	94
5.400% due 06/25/2037	480	480

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	444	443

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	226	226

First Franklin Mortgage Loan Asset- Backed Certificates
5.360% due 01/25/2038	190	190
5.460% due 05/25/2035	27	27

Fremont Home Loan Trust
5.420% due 05/25/2036	100	100

GSAMP Trust
5.390% due 12/25/2036	270	270

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	395	395

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$443	$443

HSBC Asset Loan Obligation
5.380% due 12/25/2036	492	492

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	366	366

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	370	370

MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037	196	197
5.380% due 11/25/2036	362	363

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	595
5.440% due 08/16/2010	100	100

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	417	417

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	97	97
5.370% due 11/25/2036	278	278

Option One Mortgage Loan Trust
5.370% due 01/25/2037	187	187
5.390% due 01/25/2036	159	159

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	375	376

Residential Asset Securities Corp.
5.390% due 02/25/2037	294	294

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	583	584
5.380% due 12/25/2036	192	192

SLM Student Loan Trust
3.800% due 12/15/2038	500	488

Soundview Home Equity Loan Trust
5.380% due 12/25/2036	220	220

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	194	195

Structured Asset Securities Corp.
5.420% due 01/25/2037	472	472

Total Asset-Backed Securities (Cost $14,731)		14,733

SOVEREIGN ISSUES 0.9%
Korea Development Bank
5.490% due 04/03/2010 (a)	500	500

Total Sovereign Issues (Cost $500)		500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	29,820	$251

Total Foreign Currency-Denominated Issues (Cost $245)			251

SHORT-TERM INSTRUMENTS 39.3%

CERTIFICATES OF DEPOSIT 7.8%
Barclays Bank PLC
5.281% due 03/17/2008		$500	500

BNP Paribas
5.262% due 07/03/2008		500	500
5.270% due 09/23/2008		100	100

Calyon Financial, Inc.
5.340% due 01/16/2009		200	200

Dexia S.A.
5.270% due 09/29/2008		600	600

Fortis Bank NY
5.265% due 06/30/2008		200	200
5.300% due 09/30/2008		200	200

Royal Bank of Canada
5.266% due 06/30/2008		200	200

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		500	500
5.265% due 03/26/2008		100	100

Skandinav Enskilda BK
5.340% due 08/21/2008		400	400

Societe Generale NY
5.271% due 06/30/2008		400	400

Unicredito Italiano NY
5.360% due 05/29/2008		600	601

			4,501

COMMERCIAL PAPER 22.0%
Bank of America Corp.
5.200% due 07/24/2007		1,100	1,083

Calyon N.A. LLC
5.235% due 07/09/2007		1,500	1,490

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		500	494

DnB NORBank ASA
5.220% due 07/11/2007		1,500	1,484

ING U.S. Funding LLC
5.235% due 06/22/2007		1,500	1,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IXIS Commercial Paper Corp.
5.235% due 06/13/2007	$1,500	$1,490

Societe Generale NY
5.200% due 08/22/2007	100	100

Statens Bostadsfin Bank
5.240% due 08/16/2007	1,500	1,491

Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	1,200	1,182

UBS Finance Delaware LLC
5.185% due 08/01/2007	2,400	2,400

		12,704

REPURCHASE AGREEMENTS 4.2%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $2,041. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	446	446

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $459.Repurchase proceeds are $446.)

		2,446

U.S. TREASURY BILLS 5.3%
4.966% due 05/31/2007 - 06/14/2007 (b)(d)	3,095	3,069

Total Short-Term Instruments (Cost $22,720)		22,720

PURCHASED OPTIONS (f) 0.1%
(Cost $52)		52

Total Investments (c) 142.6% (Cost $82,512)		$82,501

Written Options (g) (0.1%) (Premiums $61)		(56)

Other Assets and Liabilities (Net) (42.5%)		(24,591)

Net Assets 100.0%		$57,854

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $1,626 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $590 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$0
90-Day Euribor June Futures	Long	06/2008	6	(2)
90-Day Euribor March Futures	Long	03/2008	4	(2)
90-Day Euribor September Futures	Long	09/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	90	(76)

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27	$19
90-Day Eurodollar June Futures	Long	06/2008	114	(25)
90-Day Eurodollar March Futures	Long	03/2008	131	(37)
90-Day Eurodollar September Futures	Long	09/2008	112	(21)
90-Day Euroyen December Futures	Long	12/2007	15	3
90-Day Euroyen September Futures	Long	09/2007	8	1
Euro-Bund 10-Year Note June Futures	Long	06/2007	9	(9)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	4	1
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	8	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	5	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	17	0
U.S. Treasury 2-Year Note June Futures	Short	06/2007	7	1
U.S. Treasury 10-Year Note June Futures	Long	06/2007	25	10
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	5	(1)

				$(132)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$500	$(1)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	1
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	0

						$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	100	$0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	100	1
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009	EUR	200	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		400	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	20,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		100,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		40,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		70,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	1
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		20,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		420,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		50,000	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$2,600	1
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,000	3

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	$3,700	$9
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	17,600	78
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	100	1
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	10	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	400	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	3,700	9
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,000	7

						$115

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	744,553	$2,193

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$2,000	$8	$5
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	5,000	6	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	25

							$52	$52

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	6	$2	$5
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	4	1	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	3	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	11	3	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	2	1	1

				$7	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$1,000	$9	$6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,000	7	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	15
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	26	22

							$54	$49

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$200	$202	$201

(2) Market value includes $1 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	67

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)	March 31, 2007

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	163	04/2007	$2	$0	$2
Buy	BRL	620	05/2007	16	0	16
Sell		620	05/2007	0	(1)	(1)
Buy		57	06/2007	2	0	2
Buy		158	10/2007	0	0	0
Buy		620	03/2008	0	0	0
Buy	CNY	314	11/2007	1	0	1
Sell		127	11/2007	0	0	0
Buy	EUR	389	04/2007	0	0	0
Sell	GBP	204	04/2007	0	(3)	(3)
Buy	JPY	75,110	05/2007	0	(8)	(8)
Sell		71,320	05/2007	0	(16)	(16)
Buy	KRW	5,722	04/2007	0	0	0
Sell		5,626	04/2007	0	0	0
Buy	MXN	873	04/2007	0	(1)	(1)
Sell		873	04/2007	0	0	0
Buy		873	03/2008	0	0	0
Buy	NZD	28	04/2007	0	0	0
Buy	PLN	19	04/2007	0	0	0
Sell		19	04/2007	0	0	0
Buy		19	09/2007	0	0	0
Buy	RUB	420	11/2007	0	0	0
Buy		477	12/2007	0	0	0
Buy	SGD	10	04/2007	0	0	0
Buy		46	07/2007	0	0	0

				$21	$(29)	$(8)

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
Georgia-Pacific Corp.
7.340% due 12/20/2012	$2,714	$2,731
7.364% due 12/20/2012	248	250

HCA, Inc.
7.614% due 11/14/2013	2,594	2,619

Reynolds American, Inc.
7.104% due 05/11/2012	1,097	1,107
7.125% due 05/11/2012	839	846
7.125% due 05/31/2012	49	50

Total Bank Loan Obligations (Cost $7,541)		7,603

CORPORATE BONDS & NOTES 9.2%

BANKING & FINANCE 5.2%
Citigroup, Inc.
5.388% due 12/26/2008	2,800	2,802

Ford Motor Credit Co.
7.250% due 10/25/2011	2,400	2,335

General Electric Capital Corp.
5.370% due 03/12/2010	5,800	5,799

HSBC Finance Corp.
5.360% due 05/21/2008	2,800	2,802

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009	4,000	4,002

Rabobank Nederland
5.380% due 01/15/2009	1,900	1,901

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	2,800	2,803
5.420% due 02/06/2009	2,300	2,304

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,200	1,202

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,805

		30,755

INDUSTRIALS 2.3%
C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,487

CODELCO, Inc.
6.150% due 10/24/2036	1,200	1,231

Cox Communications, Inc.
5.905% due 12/14/2007	500	502

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	1,400	1,403
5.820% due 09/10/2007	1,400	1,402

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,207

Loews Corp.
5.250% due 03/15/2016	2,800	2,750

Vale Overseas Ltd.
6.250% due 01/23/2017	1,500	1,536

Williams Cos., Inc.
6.375% due 10/01/2010	200	204

Xerox Corp.
9.750% due 01/15/2009	1,100	1,185

		13,907

UTILITIES 1.7%
AT&T, Inc.
4.125% due 09/15/2009	500	489

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
5.200% due 09/15/2014	$1,200	$1,182
5.460% due 08/15/2008	3,900	3,904

Embarq Corp.
6.738% due 06/01/2013	2,000	2,067

NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,133

PSEG Energy Holdings LLC
8.625% due 02/15/2008	1,144	1,171

		9,946

Total Corporate Bonds & Notes (Cost $54,380)		54,608

MUNICIPAL BONDS & NOTES 0.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	2,265	2,432

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	305

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	958

Total Municipal Bonds & Notes (Cost $3,496)		3,695

U.S. GOVERNMENT AGENCIES 76.5%
Fannie Mae
3.785% due 08/01/2010	374	360
4.190% due 11/01/2034	1,319	1,306
4.378% due 02/01/2035	944	943
4.500% due 06/01/2010 - 09/25/2020	6,685	6,597
4.612% due 08/01/2035	978	980
4.637% due 10/01/2035	1,006	1,005
4.657% due 07/01/2035 - 10/01/2035	2,980	2,974
4.723% due 10/01/2035	951	958
4.852% due 02/01/2034	881	881
4.868% due 09/01/2035	1,570	1,587
5.000% due 12/01/2018 - 05/01/2037	111,032	108,191
5.172% due 03/01/2036	3,372	3,382
5.267% due 02/01/2036	7,751	7,779
5.312% due 08/01/2036	1,812	1,821
5.440% due 03/25/2034	37	37
5.450% due 03/25/2036	3,783	3,793
5.500% due 02/01/2024 - 04/01/2036	32,639	32,350
5.504% due 07/01/2032	116	116
5.570% due 06/25/2044	124	125
5.670% due 09/25/2042	953	958
6.000% due 04/01/2037	163,000	164,222
6.133% due 09/01/2044 - 10/01/2044	7,193	7,295
6.500% due 07/01/2036 - 04/01/2037	25,418	25,936
6.625% due 11/25/2023	291	301
6.844% due 04/25/2024	239	249
7.220% due 09/01/2031	3	3

Freddie Mac
3.500% due 01/15/2022 - 01/15/2023	3,327	3,281
4.000% due 11/01/2013 - 05/15/2016	7,110	6,944
4.389% due 09/01/2035	2,574	2,549
4.500% due 02/15/2017 - 09/15/2020	16,042	15,813
5.000% due 11/15/2017 - 09/01/2035	33,399	33,245
5.340% due 09/01/2035	2,762	2,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 08/15/2030 - 05/01/2035	$3,955	$3,921
5.520% due 10/15/2020	1,002	1,004
5.670% due 06/15/2031	1,776	1,782
5.720% due 11/15/2016 - 05/15/2029	9,204	9,225
6.133% due 10/25/2044	312	314
Ginnie Mae
5.720% due 03/16/2032	48	48
6.125% due 11/20/2024	121	122

Total U.S. Government Agencies (Cost $455,252)		455,163

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	900	1,176

Total U.S. Treasury Obligations (Cost $1,209)		1,176

MORTGAGE-BACKED SECURITIES 10.0%
Banc of America Funding Corp.
4.620% due 02/20/2036	1,220	1,210

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	245	242
5.770% due 01/25/2034	246	247

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,121	1,102
4.750% due 10/25/2035	505	500

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	574	576
5.824% due 10/25/2036	1,939	1,953

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,651	1,632
4.900% due 10/25/2035	5,061	5,009

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	742	734
5.530% due 10/25/2035	315	315
5.530% due 03/20/2046	1,990	1,993
5.600% due 02/25/2037	1,082	1,083

Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034	8	8
5.610% due 04/25/2035	463	464
5.640% due 03/25/2035	408	409

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	2,467	2,469

Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045	1,965	1,973
7.134% due 07/19/2044	212	215

First Horizon Alternative Mortgage Securities
4.464% due 03/25/2035	472	468

First Republic Mortgage Loan Trust
5.670% due 11/15/2031	153	154

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	233	232

GSR Mortgage Loan Trust
4.539% due 09/25/2035	564	558
5.500% due 11/25/2035	771	770

GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	27	28

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	1,761	1,765

Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	2,023	2,024

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	446	439

See Accompanying Notes	Annual Report	March 31, 2007	69

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.380% due 10/15/2020	$2,853	$2,853

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	2,617	2,612
5.720% due 03/25/2033	198	198

Residential Asset Securitization Trust
5.720% due 05/25/2033	343	346

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	477	479

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	2,618	2,623
5.600% due 02/25/2036	970	972

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,628	2,628

Washington Mutual, Inc.
5.590% due 12/25/2027	888	888
5.630% due 01/25/2045	379	379
5.640% due 01/25/2045	368	368
5.896% due 07/25/2046	3,437	3,455
5.896% due 08/25/2046	3,590	3,608

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	802	787
4.319% due 07/25/2035	2,700	2,654
4.363% due 05/25/2035	476	473
4.500% due 11/25/2018	1,594	1,562
4.950% due 03/25/2036	3,971	3,945

Total Mortgage-Backed Securities (Cost $59,238)		59,402

ASSET-BACKED SECURITIES 17.3%
ACE Securities Corp.
5.370% due 12/25/2036	2,318	2,319
5.390% due 12/25/2035	606	606
5.400% due 02/25/2036	1,023	1,024
5.430% due 10/25/2035	123	123
5.470% due 12/25/2035	1,700	1,701

American Express Credit Account Master Trust
5.500% due 11/15/2010	2,800	2,808

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	87	87

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	1	1

Argent Securities, Inc.
5.370% due 09/25/2036	2,661	2,662
5.380% due 05/25/2036	277	277
5.390% due 04/25/2036	985	985
5.400% due 03/25/2036	652	653

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	330	330
5.400% due 10/25/2036	2,502	2,503
5.452% due 10/25/2036	2,515	2,496
5.520% due 09/25/2034	304	305

Carrington Mortgage Loan Trust
5.385% due 07/25/2036	791	791

Chase Credit Card Master Trust
5.440% due 01/17/2011	2,160	2,166

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	2,753	2,754
5.400% due 12/25/2035	533	533

Countrywide Asset-Backed Certificates
5.350% due 04/25/2028	2,415	2,415
5.370% due 01/25/2037	2,279	2,281
5.370% due 011/25/2037	5,370	5,373
5.370% due 12/25/2046	1,438	1,439
5.390% due 06/25/2036	1,186	1,187
5.390% due 07/25/2036	1,051	1,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 08/25/2036	$1,140	$1,141
5.450% due 07/25/2036	751	751

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,263	1,264

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	2,527	2,529

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	40	40

Fremont Home Loan Trust
5.380% due 01/25/2037	2,496	2,495

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	563	563

GSAMP Trust
5.390% due 01/25/2036	762	763
5.390% due 02/25/2036	1,165	1,166
5.410% due 11/25/2035	453	453
5.610% due 03/25/2034	165	165

Home Equity Asset Trust
5.400% due 05/25/2036	792	793

Home Equity Mortgage Trust
5.410% due 05/25/2036	437	437

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,587	2,589
5.400% due 12/25/2035	1,030	1,031

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	849	850

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	1,388	1,389
5.370% due 10/25/2036	2,987	2,987
5.390% due 02/25/2036	96	96

Lehman XS Trust
5.400% due 04/25/2046	1,672	1,673
5.400% due 07/25/2046	2,555	2,557
5.400% due 08/25/2046	2,842	2,844

Long Beach Mortgage Loan Trust
5.390% due 03/25/2036	827	828
5.410% due 01/25/2036	890	890
5.600% due 10/25/2034	1,312	1,315

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036	1,961	1,962
5.430% due 11/25/2035	808	809

MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	3,000	3,008

Morgan Stanley ABS Capital I
5.360% due 07/25/2036	2,309	2,310
5.370% due 10/25/2036	2,366	2,367
5.390% due 03/25/2036	1,423	1,423

Nelnet Student Loan Trust
5.146% due 09/25/2012	2,878	2,877
5.450% due 10/25/2016	1,678	1,679

New Century Home Equity Loan Trust
5.390% due 08/25/2036	336	336

Quest Trust
5.880% due 06/25/2034	46	47

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	872	872

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,128	2,129
5.390% due 03/25/2036	697	698
5.390% due 04/25/2036	1,202	1,203
5.390% due 07/25/2036	2,178	2,178
5.400% due 01/25/2036	599	599

SACO I, Inc.
5.400% due 04/25/2036	246	246

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035		$198	$198

SLM Student Loan Trust
5.316% due 10/27/2014		2,300	2,301

Soundview Home Equity Loan Trust
5.360% due 11/25/2036		2,117	2,118
5.390% due 02/25/2036		100	100
5.390% due 03/25/2036		378	379
5.390% due 05/25/2036		1,072	1,073

Structured Asset Securities Corp.
4.900% due 04/25/2035		931	900

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		8	8

USAA Auto Owner Trust
5.030% due 11/17/2008		813	813

Total Asset-Backed Securities (Cost $103,094)			103,113

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		39	43

Panama Government International Bond
9.625% due 02/08/2011		258	295

Total Sovereign Issues (Cost $325)			338

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	680

Republic of Germany
5.500% due 01/04/2031	EUR	200	316

Weather Investments II SARL
6.124% due 06/17/2012		1,000	1,339

Wind Acquisitions SARL
6.298% due 06/17/2013		500	673
6.798% due 06/17/2014		500	674

Total Foreign Currency-Denominated Issues (Cost $3,509)			3,682

		SHARES
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE
Index Fund		172,236	13,142

Total Exchange-Traded Funds (Cost $10,076)			13,142

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.4%

CERTIFICATES OF DEPOSIT 4.2%
BNP Paribas
5.262% due 05/28/2008		$2,800	2,801

Countrywide Funding Corp.
5.320% due 04/25/2007		2,100	2,100

Fortis Bank NY
5.265% due 06/30/2008		2,900	2,901

Nordea Bank Finland PLC
5.308% due 05/28/2008		2,800	2,802

Royal Bank of Canada
5.267% due 06/30/2008		2,800	2,803

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		5,800	5,798

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.270% due 03/25/2008	$5,800	$5,798

		25,003

COMMERCIAL PAPER 14.6%
Bank of Ireland
5.240% due 05/01/2007	15,900	15,833

IXIS Commercial Paper Corp.
5.240% due 05/04/2007	16,000	15,925

Rabobank USA Financial Corp.
5.400% due 04/02/2007	11,400	11,400

Societe Generale NY
5.220% due 06/19/2007	22,800	22,532

UBS Finance Delaware LLC
5.215% due 06/08/2007	11,300	11,185
5.235% due 05/01/2007	6,100	6,074

Viacom, Inc.
5.594% due 05/29/2007	3,800	3,800

		86,749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$17,000	$17,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $17,303. Repurchase proceeds are $17,007.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	478	478

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $489. Repurchase proceeds are $478.)

		17,478

U.S. TREASURY BILLS 2.7%
4.949% due 05/31/2007 - 06/14/2007 (a)(b)(d)	16,030	15,887

Total Short-Term Instruments (Cost $145,125)		145,117

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (f) 0.8%
(Cost $4,216)	$4,508

Total Investments (c) 143.2% (Cost $847,461)	$851,547

Written Options (g) (0.6%) (Premiums $3,145)	(3,476)

Other Assets and Liabilities (Net) (42.6%)	(253,526)

Net Assets 100.0%	$594,545

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $2,853 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $2,503 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	78	$(95)
90-Day Eurodollar June Futures	Long	06/2008	973	434
90-Day Eurodollar March Futures	Long	03/2008	1,064	207
90-Day Eurodollar September Futures	Long	09/2008	68	36
Euro-Bund 10-Year Note June Futures	Long	06/2007	2	(2)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	25	7
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	25	(6)
Japan Government 10-Year Bond June Futures	Long	06/2007	1	(1)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	171	(5)
U.S. Treasury 10-Year Note June Futures	Long	06/2007	234	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	529	(333)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	182	(74)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	442	(225)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	178	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	96	(42)

				$(259)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	$850	$16
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	6,000	42
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	500	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	2,800	1
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,800	(13)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	2,600	1
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%	)	12/20/2011	11,400	17
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	2,200	(17)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	7
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	200	1

See Accompanying Notes	Annual Report	March 31, 2007	71

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	$2,600	$0
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(4)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,200	(5)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	7,800	9
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	5,600	(22)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	3,300	27

							$56

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	$2,200	$69

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	20,350	$(23)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		40,700	(41)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	8
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	53
Royal Bank of Scotland PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	4,600	(48)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,100	74
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	141
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		9,500	417
Royal Bank of Scotland PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	(14)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	920,000	65
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		128,000	(8)
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		80,000	5
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		3,400,000	27
UBS AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		80,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016	MXN	22,000	127
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,900	50
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,100	6
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		25,400	23
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009	NZD	9,900	(69)
UBS AG	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009		23,400	(73)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$32,000	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,800	132
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		11,300	(79)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,200	164
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,200	(44)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		2,400	(14)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(260)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		900	(3)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,700	130
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		5,200	(37)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		800	(27)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		21,600	(150)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		21,000	(695)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	383

							$225

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.100%	04/12/2007	4,143,404	$6,199
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	403,254	1,193
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/12/2007	3,087,179	4,635

						$12,027

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$ 95.250	03/17/2008	226	$190	$174

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	82,300	$449	$11
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,800	49	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		8,000	29	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007		3,500	15	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$35,400	131	98
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		12,900	53	34
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		8,100	36	29
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		3,000	12	22
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		16,800	48	42
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		50,300	249	560
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		19,300	43	11
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	193
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	01/25/2010		24,800	285	257
Put - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.200%	01/25/2010		24,800	186	188
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		41,400	177	454
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	16
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		29,900	78	16
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		113,200	596	793
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,500	69	36
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		362,200	344	581
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		18,000	72	89
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		17,500	87	126
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		59,800	343	321

								$3,579	$3,877

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	121.000	01/18/2008	$2,300	$23	$12
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	4,900	215	250
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	4,900	202	190

					$440	$452

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 06/01/2037	$ 85.000	06/05/2007	$64,000	$7	$5

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 110.000	05/25/2007	205	$67	$35

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	35,000	$442	$83
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,400	63	1
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		2,000	30	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	15	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$15,400	126	109
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,600	49	35
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		1,300	12	19
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		3,700	46	38
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		16,500	249	544
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,200	44	16
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		18,000	181	493

See Accompanying Notes	Annual Report	March 31, 2007	73

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	$6,400	$69	$38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	4,500	47	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	49,200	595	908
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	65,200	344	407
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	5,100	59	30
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	2,700	31	22
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,800	72	84
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	7,600	91	109
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	26,000	332	285

							$3,078	$3,441

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$10,000	$9,886	$9,862
Fannie Mae	5.500%	04/01/2037	9,200	9,118	9,105
Fannie Mae	6.000%	04/01/2037	17,000	17,150	17,128
U.S. Treasury Notes	4.750%	05/15/2014	300	304	309

				$36,458	$36,404

(2) Market value includes $5,787 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,921	04/2007	$82	$0	$82
Sell		49,038	04/2007	0	(2,058)	(2,058)
Buy	BRL	4,906	05/2007	85	0	85
Sell		4,906	05/2007	0	(40)	(40)
Buy		6,914	06/2007	217	0	217
Sell		2,523	06/2007	0	(33)	(33)
Sell		201	03/2008	0	0	0
Buy	CAD	4,336	04/2007	63	0	63
Sell		7,502	04/2007	1	(51)	(50)
Sell	CHF	47,935	06/2007	0	(137)	(137)
Buy	CLP	8,500	06/2007	0	0	0
Buy	CNY	83,155	05/2007	0	(7)	(7)
Sell		33,845	05/2007	17	0	17
Buy		23,612	11/2007	24	0	24
Buy		33,845	01/2008	3	0	3
Sell	DKK	21,583	06/2007	0	(46)	(46)
Buy	EUR	2,552	04/2007	2	0	2
Sell		157,616	04/2007	4	(129)	(125)
Buy	GBP	760	04/2007	0	0	0
Sell		76,386	04/2007	0	(1,018)	(1,018)
Sell	HKD	61,591	05/2007	2	0	2
Buy	JPY	1,146,000	05/2007	12	0	12
Sell		17,100,588	05/2007	57	(3,473)	(3,416)
Buy	KRW	2,749,633	04/2007	0	(23)	(23)
Buy	MXN	22,905	04/2007	8	0	8
Sell		22,905	04/2007	4	0	4
Buy		22,905	03/2008	0	(5)	(5)
Buy	NOK	12,483	04/2007	40	0	40
Sell		37,660	06/2007	0	(82)	(82)
Sell	NZD	541	04/2007	0	(16)	(16)
Buy	PLN	5,023	04/2007	1	0	1
Sell		5,023	04/2007	0	(5)	(5)
Buy		5,023	09/2007	5	0	5
Buy	RUB	49,661	12/2007	17	0	17
Sell	SEK	109,630	06/2007	0	(108)	(108)
Buy	SGD	2,234	04/2007	9	0	9
Sell		7,458	04/2007	0	(47)	(47)

				$653	$(7,278)	$(6,625)

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Japanese StocksPLUS® TR Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 9.5%

BANKING & FINANCE 4.8%
Bank of America Corp.
5.370% due 11/24/2008	$200	$200

Bank of Ireland
5.360% due 12/19/2008	200	200

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	200	201

Citigroup, Inc.
5.388% due 12/26/2008	200	200

DnB NORBank ASA
5.402% due 02/25/2008	100	101

Ford Motor Credit Co.
7.250% due 10/25/2011	200	195

General Electric Capital Corp.
5.370% due 03/12/2010	300	300
5.430% due 08/15/2011	200	200

Goldman Sachs Group, Inc.
5.440% due 12/22/2008	200	200

HBOS Treasury Services PLC
5.320% due 07/17/2008	200	200

HSBC Finance Corp.
5.360% due 05/21/2008	100	100

JPMorgan Chase & Co.
5.396% due 06/26/2009	200	200

Rabobank Nederland
5.380% due 01/15/2009	200	200

Santander U.S. Debt S.A. Unipersonal
5.420% due 02/06/2009	200	201

		2,698

INDUSTRIALS 3.1%
Boston Scientific Corp.
6.000% due 06/15/2011	100	101

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	200	202

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99

EchoStar DBS Corp.
5.750% due 10/01/2008	100	100

El Paso Corp.
6.375% due 02/01/2009	100	102

Loews Corp.
5.250% due 03/15/2016	200	196

Mandalay Resort Group
6.500% due 07/31/2009	100	102

Time Warner, Inc.
5.500% due 11/15/2011	400	404

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	200	200

Xerox Capital Trust I
8.000% due 02/01/2027	200	205

		1,711

UTILITIES 1.6%
BellSouth Corp.
5.200% due 09/15/2014	200	197

Embarq Corp.
6.738% due 06/01/2013	300	310

Midwest Generation LLC
8.300% due 07/02/2009	84	87

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NRG Energy, Inc.
7.375% due 02/01/2016	$100	$103

Qwest Corp.
5.625% due 11/15/2008	100	100

TXU Energy Co. LLC
5.850% due 09/16/2008	100	100

		897

Total Corporate Bonds & Notes (Cost $5,285)		5,306

U.S. GOVERNMENT AGENCIES 63.2%
Fannie Mae
3.848% due 10/01/2033	713	712
4.190% due 11/01/2034	69	69
4.340% due 08/01/2033	185	181
4.903% due 12/01/2035	226	226
5.000% due 04/01/2022 - 05/01/2037	5,183	5,024
5.038% due 07/01/2035	257	257
5.380% due 12/25/2036	534	534
5.420% due 01/25/2021	339	338
5.500% due 04/01/2037	15,900	15,736
5.504% due 07/01/2032	39	39
5.670% due 05/25/2042- 09/25/2042	239	240
6.000% due 04/01/2037	6,000	6,045
6.133% due 06/01/2043 - 10/01/2044	1,178	1,194
6.500% due 04/01/2037	2,000	2,041
6.625% due 11/25/2023	83	86

Freddie Mac
4.500% due 10/15/2013 - 10/15/2019	985	971
4.748% due 09/01/2035	251	250
5.000% due 08/15/2020	768	764
5.500% due 08/15/2030 - 05/01/2035	449	445
5.520% due 10/15/2020	33	33
6.133% due 02/25/2045	303	304

Total U.S. Government Agencies (Cost $35,527)		35,489

MORTGAGE-BACKED SECURITIES 12.6%
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	172	169

Bear Stearns Alt-A Trust
5.824% due 11/25/2036	88	89

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	200	202

Countrywide Alternative Loan Trust
5.400% due 09/20/2046	266	266
5.480% due 02/25/2047	190	189
5.520% due 05/25/2036	231	230
5.530% due 03/20/2046	153	153
5.600% due 02/25/2037	166	167

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	158	158

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	176	176

Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045	136	136

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	199	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GS Mortgage Securities Corp. II
5.420% due 06/06/2020	$107	$107

Harborview Mortgage Loan Trust
5.540% due 05/19/2035	212	213
5.560% due 03/19/2037	168	168

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	84	84

Mellon Residential Funding Corp.
5.670% due 11/15/2031	178	179
5.760% due 12/15/2030	97	98

Residential Accredit Loans, Inc.
5.420% due 09/25/2046	177	177
5.530% due 04/25/2046	262	261

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	53	53

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	321	321
5.540% due 05/25/2036	181	181
5.600% due 02/25/2036	162	162

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	173	173

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	188	188

Washington Mutual, Inc.
3.800% due 06/25/2034	400	389
5.590% due 12/25/2027	40	40
5.590% due 12/25/2045	108	108
5.663% due 01/25/2047	188	188
5.892% due 05/25/2046	209	210
5.896% due 08/25/2046	283	285
5.963% due 06/25/2046	262	263
5.983% due 02/25/2046	211	212
6.129% due 05/25/2041	58	58

Wells Fargo Mortgage-Backed Securities Trust
4.319% due 07/25/2035	300	295
4.500% due 11/25/2018	114	112
4.950% due 03/25/2036	353	351
5.386% due 08/25/2035	76	75

Total Mortgage-Backed Securities (Cost $7,067)		7,085

ASSET-BACKED SECURITIES 16.7%
Accredited Mortgage Loan Trust
5.480% due 09/25/2035	200	200

ACE Securities Corp.
5.370% due 12/25/2036	166	166
5.390% due 12/25/2035	71	71

American Express Credit Account Master Trust
5.430% due 11/15/2010	200	200

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	6	7

Argent Securities, Inc.
5.360% due 06/25/2036	122	122
5.390% due 04/25/2036	131	131
5.400% due 03/25/2036	59	59

Asset-Backed Funding Certificates
5.380% due 11/25/2036	74	74
5.380% due 01/25/2037	168	168

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	65	65

Bank One Issuance Trust
5.430% due 01/15/2010	200	200
5.430% due 12/15/2010	100	100

Basic Asset-Backed Securities Trust
5.400% due 04/25/2036	116	116

See Accompanying Notes	Annual Report	March 31, 2007	75

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	$85	$86
5.400% due 12/25/2035	37	37
5.410% due 04/25/2036	89	90
5.452% due 10/25/2036	180	178

Capital One Auto Finance Trust
5.340% due 12/14/2007	44	44

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	184	185
5.480% due 01/25/2036	200	200

Chase Credit Card Master Trust
5.430% due 02/15/2011	100	100
5.440% due 01/17/2011	200	201

Chase Issuance Trust
5.310% due 07/15/2011	100	100

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	11	11

Citigroup Mortgage Loan Trust, Inc.
5.400% due 12/25/2035	56	56

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	375	376
5.390% due 06/25/2036	85	85
5.390% due 06/25/2037	188	188
5.480% due 02/25/2036	70	70

Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	176	176

CSAB Mortgage-Backed Trust
5.420% due 06/25/2036	124	125

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	90	90

FBR Securitization Trust
5.440% due 10/25/2035	3	3

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 12/25/2036	89	89
5.390% due 01/25/2036	73	73
5.460% due 05/25/2035	109	109

Fremont Home Loan Trust
5.380% due 01/25/2037	178	178

GE-WMC Mortgage Securities LLC
5.420% due 12/25/2035	50	50

GSAMP Trust
5.390% due 01/25/2036	69	69
5.410% due 11/25/2035	82	82

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	158	158
5.670% due 09/20/2033	21	21

Home Equity Asset Trust
5.400% due 05/25/2036	99	99

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	185	185
5.400% due 12/25/2035	90	90

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	177	177
5.410% due 03/25/2036	81	81

Lehman XS Trust
5.390% due 05/25/2046	57	57
5.400% due 04/25/2046	173	173
5.400% due 07/25/2046	269	269
5.410% due 05/25/2046	194	194

Long Beach Mortgage Loan Trust
5.500% due 08/25/2035	120	120

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MASTR Asset-Backed Securities Trust
5.370% due 11/25/2036	$89	$89
5.380% due 11/25/2036	181	181
5.430% due 11/25/2035	62	62

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	100	100
5.820% due 03/15/2010	200	201

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	127	127
5.390% due 08/25/2036	167	167

Morgan Stanley ABS Capital I
5.370% due 10/25/2036	169	169

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	83	83

Nelnet Student Loan Trust
5.146% due 09/25/2012	199	198

New Century Home Equity Loan Trust
5.500% due 05/25/2036	200	200
5.580% due 06/25/2035	73	72

Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	149	149

Option One Mortgage Loan Trust
5.360% due 02/25/2037	83	84

Popular ABS Mortgage Pass-Through Trust
5.430% due 09/25/2035	19	19

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	87	87

Residential Asset Securities Corp.
5.360% due 06/25/2036	61	61
5.400% due 01/25/2036	67	67
5.410% due 01/25/2036	28	28
5.430% due 04/25/2037	300	300

Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035	44	44

Soundview Home Equity Loan Trust
5.380% due 12/25/2036	146	147
5.390% due 02/25/2036	8	8
5.390% due 05/25/2036	44	44

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	84	84

Structured Asset Securities Corp.
4.900% due 04/25/2035	58	56

Wachovia Auto Owner Trust
4.820% due 02/20/2009	30	30

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	185	185

Total Asset-Backed Securities (Cost $9,394)		9,396

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012	12	13

Panama Government International Bond
9.625% due 02/08/2011	14	16

Total Sovereign Issues (Cost $28)		29

	SHARES
EXCHANGE-TRADED FUNDS 3.0%
iShares MSCI Japan Index Fund	116,689	1,700

Total Exchange-Traded Funds (Cost $1,728)		1,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 43.8%

CERTIFICATES OF DEPOSIT 5.9%
Barclays Bank PLC
5.281% due 03/17/2008	$500	$500

BNP Paribas
5.262% due 05/28/2008	200	200

Dexia S.A.
5.270% due 09/29/2008	200	200

Fortis Bank NY
5.265% due 06/30/2008	200	200
5.300% due 09/30/2008	200	200

Nordea Bank Finland PLC
5.298% due 05/28/2008	200	200

Royal Bank of Canada
5.265% due 06/30/2008	200	201

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	500	500

Societe Generale NY
5.258% due 06/20/2007	400	400
5.270% due 03/26/2008	500	500

Unicredito Italiano NY
5.360% due 05/29/2008	200	200

		3,301

COMMERCIAL PAPER 31.9%
ASB Finance Ltd.
5.235% due 06/20/2007	1,200	1,191

Barclays U.S. Funding Corp.
5.240% due 06/29/2007	2,000	1,983

BNP Paribas Finance, Inc.
5.212% due 07/06/2007	1,200	1,188

Calyon N.A. LLC
5.175% due 07/09/2007	1,300	1,281

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	200	198

Danske Corp.
5.210% due 06/11/2007	2,200	2,177

Dexia Delaware LLC
5.205% due 06/13/2007	2,100	2,080

General Electric Capital Corp.
5.200% due 10/26/2007	400	393
5.210% due 10/26/2007	800	792

ING U.S. Funding LLC
5.210% due 06/22/2007	1,200	1,189

IXIS Commercial Paper Corp.
5.240% due 06/13/2007	1,200	1,191

Natixis S.A.
5.400% due 04/02/2007	500	500

Rabobank USA Financial Corp.
5.390% due 06/06/2007	900	900

Societe Generale NY
5.320% due 08/22/2007	700	700

Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	1,200	1,182

UBS Finance Delaware LLC
5.145% due 08/01/2007	500	491
5.225% due 08/01/2007	500	495

		17,931

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$1,000	$1,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $1,022. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	112	112

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due /08/2007 valued at $116. Repurchase proceeds are $112.)

		1,112

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 4.0%
4.931% due 05/31/2007 - 06/14/2007 (a)(d)	$2,280	$2,258

Total Short-Term Instruments (Cost $24,608)		24,602

PURCHASED OPTIONS (f) 0.3%
(Cost $150)		172

Total Investments (b) 149.2% (Cost $83,787)		$83,779

Written Options (g) (0.1%) (Premiums $75)		(95)

Other Assets and Liabilities (Net) (49.1%)		(27,549)

Net Assets 100.0%		$56,135

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	As of March 31, 2007, portfolio securities with an aggregate value of $875 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(c)	The average amount of borrowing outstanding during the period ended March 31, 2007 was $4,523 at a weighted average interest rate of 5.290%. On March 31, 2007, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $277 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	4	$(5)
90-Day Eurodollar June Futures	Long	06/2008	49	17
90-Day Eurodollar March Futures	Long	03/2008	86	19
90-Day Eurodollar September Futures	Long	09/2008	5	1
Euro-Bobl 5-Year Notes June Futures	Short	06/2007	4	4
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	2	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	2	(1)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	16	0
U.S. Treasury 10-Year Note June Futures	Long	06/2007	64	(35)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	21	36
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	27	(40)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	15	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	36	(14)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	8	(4)

				$(54)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	$25	$1
Bank of America	Time Warner, Inc. 5.500% due 11/15/2011	Buy	(0.310%	)	12/20/2011	400	(1)
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	200	0
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	200	(1)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	200	0
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%	)	12/20/2011	700	1
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%		03/20/2008	500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	300	2
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	200	(1)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.140%	)	12/20/2012	300	1
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.460%		12/20/2015	200	(1)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	200	2
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500%	)	06/20/2011	100	0

							$3

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2007	77

Schedule of Investments  Japanese StocksPLUS® TR Strategy Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	1,850	$(2)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		3,700	(4)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	300	1
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		300	8
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	500	(5)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	5
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	14
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	36
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		100	6
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		100	(1)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013	JPY	2,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		300,000	2
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	5,500	6
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009	NZD	1,000	(7)
UBS Warburg LLC	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009		1,700	(5)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$3,000	0
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		400	8
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(19)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		3,500	(20)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		2,300	(7)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		200	5
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(7)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		900	(31)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		800	(27)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		6,500	32

							$(12)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI Japan Index	1-Month USD-LIBOR less 0.250%	11/15/2007	3,726,199	$460

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$ 95.250	03/17/2008	18	$15	$14
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	16	0	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	25	0	0

				$15	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	$1,400	$4	$3
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	01/25/2010	2,000	23	21
Put - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.200%	01/25/2010	2,000	15	15
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	1,200	3	1
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	7,500	40	53
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	23,300	22	37

							$107	$130

Foreign Currency Options
Description		Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	121.000	01/18/2008	$200	$2	$1
Call - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	300	13	16
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	300	13	11

					$28	$28

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 110.000	05/25/2007	18	$6	$3

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$300	$4	$3
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	300	3	2
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	3,300	40	61
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	4,200	22	26

							$69	$92

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.750%	05/15/2014	$100	$101	$103

(2) Market value includes $2 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	513	05/2007	$8	$0	$8
Sell		513	05/2007	0	(3)	(3)
Buy		601	06/2007	18	0	18
Sell		250	06/2007	0	(3)	(3)
Buy		186	03/2008	0	0	0
Buy	CAD	337	04/2007	5	0	5
Sell		640	04/2007	0	(4)	(4)
Buy	CNY	7,109	05/2007	0	(1)	(1)
Sell		4,497	05/2007	1	(5)	(4)
Buy		3,854	11/2007	4	0	4
Buy		1,792	01/2008	0	0	0
Sell	EUR	72	04/2007	0	0	0
Sell	GBP	313	04/2007	0	(6)	(6)
Sell	JPY	5,486,362	04/2007	234	0	234
Buy		300,000	05/2007	1	(33)	(32)
Sell		1,471,629	05/2007	131	(5)	126
Buy	KRW	263,226	04/2007	0	(2)	(2)
Buy	MXN	1,828	04/2007	1	0	1
Sell		1,828	04/2007	0	0	0
Buy		1,828	03/2008	0	0	0
Buy	NOK	764	04/2007	3	0	3
Sell	NZD	29	04/2007	0	0	0
Buy	PLN	437	04/2007	0	0	0
Sell		437	04/2007	0	(1)	(1)
Buy		437	09/2007	1	0	1
Buy	RUB	4,300	12/2007	1	0	1
Buy	SGD	246	04/2007	1	0	1

				$409	$(63)	$346

See Accompanying Notes	Annual Report	March 31, 2007	79

Schedule of Investments  Real Return Asset Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Georgia-Pacific Corp.
7.340% due 12/20/2012	$1,810	$1,821
7.364% due 12/20/2012	170	172

Shackleton Re Ltd.
12.875% due 08/01/2008	3,000	3,000
13.371% due 08/01/2008	1,500	1,522

Total Bank Loan Obligations (Cost $6,460)		6,515

CORPORATE BONDS & NOTES 8.3%

BANKING & FINANCE 4.9%
Atlantic & Western Re Ltd.
11.599% due 01/09/2009	1,900	1,934

Bank of America N.A.
5.360% due 02/27/2009	7,200	7,204

C10 Capital SPV Ltd.
6.722% due 12/01/2049	1,000	988

Calabash Re II Ltd.
13.755% due 01/08/2010	700	719
14.955% due 01/08/2010	400	418
16.255% due 01/08/2010	300	313

Citigroup, Inc.
5.380% due 12/28/2009	8,400	8,401
5.400% due 01/30/2009	1,700	1,701

Export-Import Bank of Korea
5.580% due 10/04/2011	4,500	4,505

Ford Motor Credit Co.
7.875% due 06/15/2010	7,500	7,533

Foundation Re II Ltd.
12.110% due 11/26/2010	2,000	2,036

General Electric Capital Corp.
5.380% due 12/12/2008	1,500	1,502

General Motors Acceptance Corp.
6.875% due 09/15/2011	1,600	1,603
6.875% due 08/28/2012	2,500	2,493

Mystic Re Ltd.
14.360% due 12/05/2008	1,500	1,511

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	1,750	1,758

Rabobank Nederland
5.380% due 01/15/2009	1,400	1,401

Redwood Capital IX Ltd.
7.764% due 01/09/2008	900	903
11.614% due 01/09/2008	400	404

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	300	303

Shackleton Re Ltd.
13.360% due 02/07/2008	3,000	3,049

SLM Corp.
5.570% due 07/25/2008	600	602

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	5,100	5,103

Vita Capital III Ltd.
6.486% due 01/01/2012	1,600	1,602

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	4,200	4,207

Wachovia Bank N.A.
5.418% due 12/02/2010	5,200	5,203

		67,494

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
INDUSTRIALS 2.1%
C8 Capital SPV Ltd.
6.640% due 12/31/2049	$900	$892

Caesars Entertainment, Inc.
8.875% due 09/15/2008	1,600	1,672

CSC Holdings, Inc.
7.875% due 12/15/2007	1,600	1,622

EchoStar DBS Corp.
5.750% due 10/01/2008	1,300	1,305
6.375% due 10/01/2011	2,000	2,018

Mandalay Resort Group
10.250% due 08/01/2007	2,900	2,951

MGM Mirage
9.750% due 06/01/2007	6,750	6,817

Mirage Resorts, Inc.
6.750% due 02/01/2008	1,000	1,010

Pemex Project Funding Master Trust
8.625% due 02/01/2022	100	125
9.500% due 09/15/2027	500	679

Reynolds American, Inc.
6.500% due 06/01/2007	7,800	7,816

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	400	404

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,050	1,051

		28,362

UTILITIES 1.3%
America Movil S.A. de C.V.
5.448% due 06/27/2008	10,000	10,012

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
7.500% due 01/15/2009	1,000	1,031
8.900% due 07/15/2008	3,000	3,128

Embarq Corp.
7.082% due 06/01/2016	800	817

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,500	2,525

		17,615

Total Corporate Bonds & Notes (Cost $112,200)		113,471

MUNICIPAL BONDS & NOTES 0.1%
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.406% due 01/01/2014	200	217

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	500	537

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	215

Total Municipal Bonds & Notes (Cost $836)		969

COMMODITY INDEX-LINKED NOTES 1.3%
AIG-Fp Matched Funding Corp.
5.508% due 06/15/2007	17,000	17,498

Total Commodity Index-Linked Notes (Cost $17,000)		17,498

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES 16.2%
Fannie Mae
5.500% due 12/01/2033 - 04/01/2037	$159,907	$158,289
6.000% due 10/01/2036 - 04/01/2037	53,896	54,300
6.133% due 09/01/2044 - 10/01/2044	982	996

Freddie Mac
5.000% due 02/15/2020	7,073	7,042
5.600% due 09/25/2031	191	192

Total U.S. Government Agencies (Cost $221,169)		220,819

U.S. TREASURY OBLIGATIONS 104.4%
Treasury Inflation Protected Securities (b)
1.875% due 07/15/2013	22,262	21,979
1.875% due 07/15/2015	104	102
2.000% due 01/15/2026	16,725	15,901
2.375% due 04/15/2011	1,122	1,137
2.375% due 01/15/2017	9,736	9,883
2.375% due 01/15/2025	632,037	636,333
2.375% due 01/15/2027	522	526
3.375% due 04/15/2032	2,281	2,782
3.625% due 04/15/2028	344,135	418,998
3.875% due 04/15/2029	217,261	275,854
U.S. Treasury Notes
4.250% due 08/15/2013	29,900	29,399
4.875% due 04/30/2011	9,200	9,313

Total U.S. Treasury Obligations (Cost $1,413,426)		1,422,207

MORTGAGE-BACKED SECURITIES 0.4%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	1,047	1,047

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	393	392

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	594	593

GSR Mortgage Loan Trust
4.539% due 09/25/2035	3,303	3,271

Total Mortgage-Backed Securities (Cost $5,316)		5,303

ASSET-BACKED SECURITIES 0.3%
Lehman XS Trust
5.400% due 07/25/2046	2,959	2,960

Merrill Lynch Mortgage Investors, Inc.
5.380% due 04/25/2037	315	315
5.400% due 01/25/2037	344	345

Residential Asset Securities Corp.
5.390% due 04/25/2036	200	200

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	27	27
5.390% due 03/25/2036	38	38

Total Asset-Backed Securities (Cost $3,882)		3,885

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
5.000% due 03/31/2030	100	114

Total Sovereign Issues (Cost $103)		114

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.8%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	319	$355

Pylon Ltd.
5.396% due 12/18/2008 (j)	EUR	700	944
7.796% due 12/18/2008		1,200	1,638

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	1,700	8,528

Total Foreign Currency-Denominated Issues (Cost $11,120)			11,465

SHORT-TERM INSTRUMENTS 12.2%

CERTIFICATES OF DEPOSIT 6.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		17,300	17,307

Calyon Financial, Inc.
5.340% due 01/16/2009		4,800	4,800

Royal Bank of Canada
5.262% due 06/30/2008		13,700	13,714

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		13,300	13,300
5.265% due 03/26/2008		12,100	12,098

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.269% due 06/30/2008	$21,700	$21,707
5.270% due 03/25/2008	1,000	1,000

		83,926

COMMERCIAL PAPER 4.2%
Cox Communications, Inc.
5.570% due 09/17/2007	900	900

Rabobank USA Financial Corp.
5.400% due 04/02/2007	20,200	20,200

UBS Finance Delaware LLC
5.205% due 08/01/2007	30,500	30,011

Viacom, Inc.
5.594% due 05/29/2007	6,700	6,700

		57,811

REPURCHASE AGREEMENTS 0.4%
Lehman Brothers, Inc.
5.150% due 04/02/2007	6,000	6,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $6,117. Repurchase proceeds are $6,003.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$4,953	$4,953

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $5,057. Repurchase proceeds are $4,955.)

U.S. TREASURY BILLS 1.0%
4.925% due 05/31/2007 - 06/14/2007 (a)(c)(d)(f)	14,145	13,996

Total Short-Term Instruments (Cost $166,651)		166,686

PURCHASED OPTIONS (h) 0.1%
(Cost $677)		936

Total Investments (e) 144.6% (Cost $1,958,840)		$1,969,868

Written Options (i) (0.1%) (Premiums $764)		(1,190)

Other Assets and Liabilities (Net) (44.5%)		(605,835)

Net Assets 100.0%		$1,362,843

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $4,947 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	Securities with an aggregate market value of $2,543 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $31,339 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $6,261 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	66	$13
90-Day Eurodollar December Futures	Long	12/2008	81	78
90-Day Eurodollar June Futures	Long	06/2007	73	(53)
90-Day Eurodollar June Futures	Short	06/2008	85	(16)
90-Day Eurodollar June Futures	Long	06/2009	81	78
90-Day Eurodollar March Futures	Long	03/2008	67	40
90-Day Eurodollar March Futures	Long	03/2009	81	78
90-Day Eurodollar September Futures	Long	09/2007	151	(42)
90-Day Eurodollar September Futures	Short	09/2008	4	(1)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	448	97
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	192	61
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	448	85
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	192	(32)
Japan Government 10-Year Bond June Futures	Long	06/2007	66	(77)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	336	173
U.S. Treasury 10-Year Note June Futures	Short	06/2007	675	(63)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2,153	3,647
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	321	(151)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	409	(198)

				$3,717

See Accompanying Notes	Annual Report	March 31, 2007	81

Schedule of Investments  Real Return Asset Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	$500	$13
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	1,800	11
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	4,600	7
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	3,200	3
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	3,200	5
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	3,200	20
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	6,400	13
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	3,000	4
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	3,000	19
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.950%		06/20/2007	2,000	13
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	200	2
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,900	112
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	1,000	7
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	100	1
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	1,000	10
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	3,000	4
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	3,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	3,000	4
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	500	13
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	1,600	3
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	3,000	70

							$335

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	28,600	$(28)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		4,900	(6)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		15,100	(11)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035	CAD	3,900	(145)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		7,300	(269)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	3,700	90
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		10,700	137
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		3,800	75
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		3,400	53
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		3,000	8
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.261%	07/14/2011		100	3
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		7,600	110
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		7,200	55
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		6,800	291
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		5,500	122
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		32,400	572
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		8,100	(32)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		8,100	59
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	59,900	(990)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		6,000	139
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		4,700	(46)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,900	45
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		6,000	106
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		4,800	647
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		3,200	(27)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		7,500	(30)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	53,000	261
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		20,400	51
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		21,400	52
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		$48,500	(1,120)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		2,800	(20)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		29,600	36
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		6,700	42

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021	$5,500	$(203)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026	5,900	(276)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	2,300	(2)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014	9,500	56
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	5,700	89
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	11,200	255
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017	15,200	346
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	2,100	(15)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	40,000	490
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009	150,000	736
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,500	(1)

						$1,705

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 120.000	05/25/2007	1,283	$24	$20

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$125,000	$550	$799
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	28,000	103	179

							$653	$978

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	JPY 0.00	04/19/2007	$8,700	$0	$(2)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.00	04/19/2007	65,100	0	(76)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.00	09/26/2007	7,400	0	16

					$0	$(62)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	48	$20	$38
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	124	56	21
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	48	12	2
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	124	25	37

				$113	$98

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$54,000	$549	$899
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	12,000	102	193

							$651	$1,092

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	12/11/2003	$850	$944	0.07%

See Accompanying Notes	Annual Report	March 31, 2007	83

Schedule of Investments Real Return Asset Fund (Cont.)	March 31, 2007

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
Treasury Inflation Protected Securities	1.625%	01/15/2015	$48,291	$46,499	$46,580
Treasury Inflation Protected Securities	2.000%	01/15/2014	24,139	23,857	24,024
Treasury Inflation Protected Securities	2.500%	07/15/2016	3,218	3,312	3,325
U.S. Treasury Notes	4.250%	11/15/2013	7,000	6,906	6,991
U.S. Treasury Notes	4.750%	05/15/2014	800	812	823

				$81,386	$81,743

(3) Market value includes $476 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	68	04/2007	$1	$0	$1
Sell		2,206	04/2007	0	(26)	(26)
Buy	CHF	5,101	06/2007	2	0	2
Buy	CNY	142,230	01/2008	221	0	221
Buy		149,665	03/2008	82	0	82
Buy	EUR	14,135	04/2007	9	0	9
Buy	GBP	53	04/2007	2	0	2
Sell		5,129	04/2007	0	(79)	(79)
Buy	JPY	2,232,949	05/2007	511	0	511
Sell		2,393,848	05/2007	75	0	75
Buy	PLN	165	04/2007	2	0	2
Sell		165	04/2007	0	0	0
Buy		165	09/2007	0	0	0
Buy	RUB	1,409	12/2007	0	0	0
Buy	SEK	55,821	06/2007	114	0	114
Sell		55,674	06/2007	0	(55)	(55)

				$1,019	$(160)	$859

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.9%
Atlantic & Western Re Ltd.
11.599% due 01/09/2009	$700	$713

C10 Capital SPV Ltd.
6.722% due 12/01/2049	100	99

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	102

Citigroup, Inc.
5.380% due 12/28/2009	800	801
5.400% due 01/30/2009	500	500

CSC Holdings, Inc.
7.875% due 12/15/2007	200	203

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	3,200	3,205

EchoStar DBS Corp.
7.000% due 10/01/2013	600	621

Embarq Corp.
7.082% due 06/01/2016	100	102

General Electric Capital Corp.
5.380% due 12/12/2008	500	500

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	100	103

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	400	438

Rabobank Nederland
5.380% due 01/15/2009	400	400

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	400	400

Vita Capital III Ltd.
6.486% due 01/01/2012	300	300

Wachovia Bank N.A.
5.418% due 12/02/2010	800	801

Total Corporate Bonds & Notes (Cost $9,242)		9,288

MUNICIPAL BONDS & NOTES 0.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	533
6.125% due 06/01/2032	400	428

Total Municipal Bonds & Notes (Cost $993)		1,166

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
5.000% due 08/01/2035	882	854
5.500% due 03/01/2034 - 04/01/2037	15,504	15,356
6.000% due 09/01/2036 - 04/01/2037	6,186	6,232
6.133% due 09/01/2044 - 10/01/2044	256	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.500% due 05/15/2017	$74	$72

Total U.S. Government Agencies (Cost $22,902)		22,774

U.S. TREASURY OBLIGATIONS 112.7%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	2,438	2,341
1.875% due 07/15/2013	28,118	27,760
1.875% due 07/15/2015	20,813	20,352
2.000% due 01/15/2014	19,037	18,857
2.000% due 07/15/2014	8,698	8,617
2.000% due 01/15/2026	25,496	24,239
2.375% due 04/15/2011	1,331	1,349
2.375% due 01/15/2017	12,346	12,533
2.375% due 01/15/2025	9,557	9,622
2.375% due 01/15/2027	2,710	2,733
2.500% due 07/15/2016	1,503	1,543
3.000% due 07/15/2012	21,598	22,646
3.375% due 04/15/2032	912	1,113
3.625% due 01/15/2008	6,543	6,645
3.625% due 04/15/2028	26,532	32,303
3.875% due 04/15/2029	8,619	10,944
4.250% due 01/15/2010	5,053	5,375

U.S. Treasury Bonds
6.625% due 02/15/2027	1,100	1,335

U.S. Treasury Notes
4.500% due 02/28/2011	100	100
4.500% due 11/15/2015	1,700	1,683
5.125% due 05/15/2016	600	621

Total U.S. Treasury Obligations (Cost $212,791)		212,711

MORTGAGE-BACKED SECURITIES 1.1%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	79	78

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	594	593

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,370	1,356

Total Mortgage-Backed Securities (Cost $2,034)		2,027

ASSET-BACKED SECURITIES 0.2%
Lehman XS Trust
5.400% due 07/25/2046	202	202

Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037	92	92

Residential Asset Securities Corp.
5.390% due 04/25/2036	40	40

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	8	8
5.390% due 03/25/2036	13	12

Total Asset-Backed Securities (Cost $354)		354

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	213	$237

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,817	2,578

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		539	730

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,003

Total Foreign Currency-Denominated Issues (Cost $4,656)			4,548

SHORT-TERM INSTRUMENTS 8.9%

CERTIFICATES OF DEPOSIT 1.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		2,000	2,001

COMMERCIAL PAPER 0.6%
Cox Communications, Inc.
5.570% due 09/17/2007		800	800

Rabobank USA Financial Corp.
5.395% due 06/06/2007		400	400

			1,200

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007		3,000	3,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $3,057. Repurchase proceeds are $3,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007		914	914
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $933. Repurchase proceeds are $914.)

			3,914

U.S. TREASURY BILLS 5.1%
4.919% due 05/31/2007 - 06/14/2007 (a)(c)(e)		9,800	9,706

Total Short-Term Instruments (Cost $16,822)			16,821

PURCHASED OPTIONS (g) 0.0%
(Cost $9)			4

Total Investments (d) 142.9% (Cost $269,803)			$269,693

Other Assets and Liabilities (Net) (42.9%)			(80,930)

Net Assets 100.0%			$188,763

See Accompanying Notes	Annual Report	March 31, 2007	85

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $8,667 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $300 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,039 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	78	$11
90-Day Eurodollar December Futures	Short	12/2008	23	(9)
90-Day Eurodollar June Futures	Long	06/2007	35	(25)
90-Day Eurodollar June Futures	Short	06/2008	37	(2)
90-Day Eurodollar March Futures	Short	03/2008	113	10
90-Day Eurodollar September Futures	Long	09/2007	72	(38)
90-Day Eurodollar September Futures	Short	09/2008	37	(3)
Euro-Bund 10-Year Note June Futures	Short	06/2007	20	33
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	26	6
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	30	9
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	26	5
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	30	(5)
Japan Government 10-Year Bond June Futures	Long	06/2007	8	(10)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	298	146
U.S. Treasury 10-Year Note June Futures	Long	06/2007	454	(38)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	188	366
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(80)

				$376

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	$3,500	$16
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	200	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	100	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,000	8
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	1,000	8
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%		06/20/2007	1,000	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	1,000	8
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%		06/20/2007	1,000	8

							$59

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	900	$(1)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(1)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	18,000	(235)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,500	(53)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		500	(19)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		800	(30)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		4,000	(65)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		2,100	(81)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	34
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	26
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	121
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	1
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	4
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	175
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	35

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016	EUR	500	(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	4
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(66)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	38
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	154
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(14)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,200	5
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		$1,000	13
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	5
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		300	1
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		9,700	28
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		41,900	117
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(4)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,900	(39)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,000	40
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(41)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	54

							$275

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	14,434	$(2,813)
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	17,822	(3,349)

						$(6,162)

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 102.500	05/25/2007	179	$4	$3
Put - CBOT U.S. Treasury 5-Year Note June Futures	103.000	05/25/2007	19	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	103.000	05/25/2007	280	5	4

				$9	$7

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000%	04/19/2007	$600	$0	$0
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	4,400	0	(5)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000%	09/26/2007	1,000	0	2

					$0	$(3)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	4.250%	11/15/2013	$8,200	$8,090	$8,189

(3) Market value includes $141 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	87

Schedule of Investments RealEstateRealReturn Strategy Fund (Cont.)	March 31, 2007

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	88	04/2007	$1	$0	$1
Buy	CHF	603	06/2007	0	0	0
Buy	CNY	17,829	01/2008	28	0	28
Buy		14,704	03/2008	8	0	8
Sell	EUR	567	04/2007	0	0	0
Sell	GBP	810	04/2007	0	(18)	(18)
Buy	JPY	46,037	05/2007	11	0	11
Sell		67,676	05/2007	2	0	2
Buy	PLN	133	04/2007	2	0	2
Sell		133	04/2007	0	0	0
Buy		133	09/2007	0	0	0
Buy	RUB	1,128	12/2007	0	0	0

				$52	$(18)	$34

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 23.8%

BANKING & FINANCE 17.8%
American Express Credit Corp.
5.380% due 03/02/2009	$30	$30

American Honda Finance Corp.
5.400% due 03/09/2009	30	30

ANZ National International Ltd.
5.400% due 08/07/2009	20	20

Bank of America Corp.
5.360% due 06/19/2009	30	30
5.460% due 08/02/2010	140	141

Bear Stearns Cos., Inc.
5.610% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	30	29

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	10	10
5.420% due 05/18/2009	120	120

CIT Group, Inc.
5.570% due 05/23/2008	30	30

Citigroup Global Markets Holdings, Inc.
5.480% due 08/03/2009	20	20

Citigroup, Inc.
5.480% due 06/09/2009	10	10
5.510% due 05/18/2010	140	141

Ford Motor Credit Co.
7.250% due 10/25/2011	100	98

General Electric Capital Corp.
5.420% due 10/06/2010	10	10
5.430% due 01/20/2010	100	100
5.450% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.440% due 11/16/2009	110	110
5.625% due 01/15/2017	10	10
5.690% due 07/23/2009	30	30

HBOS Treasury Services PLC
5.449% due 10/01/2007	100	100

HSBC Finance Corp.
5.440% due 06/19/2009	110	110
5.640% due 11/16/2009	100	101

International Lease Finance Corp.
5.496% due 06/26/2009	110	110
5.580% due 05/24/2010	20	20

John Deere Capital Corp.
5.410% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.370% due 06/26/2009	80	80
5.539% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	10	10
5.440% due 04/03/2009	30	30

Merrill Lynch & Co., Inc.
5.430% due 06/16/2008	10	10
5.450% due 06/16/2008	20	20

Morgan Stanley
5.390% due 04/25/2008	30	30
5.470% due 02/09/2009	100	100

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	20	20

SLM Corp.
5.440% due 01/25/2008	100	100
5.570% due 07/25/2008	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.410% due 10/28/2008	$30	$30

Wells Fargo & Co.
5.380% due 03/10/2008	120	120

		2,090

INDUSTRIALS 3.9%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	20	20

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	10	10

Diageo Capital PLC
5.460% due 11/10/2008	20	20

El Paso Corp.
6.950% due 12/15/2007	20	20

FedEx Corp.
5.440% due 08/08/2007	20	20

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.475% due 12/16/2009	20	20

Safeway, Inc.
5.698% due 03/27/2009	30	30

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	113

Transocean, Inc.
5.548% due 09/05/2008	10	10

		462

UTILITIES 2.1%
AT&T, Inc.
5.570% due 11/14/2008	20	20

BellSouth Corp.
5.460% due 08/15/2008	20	20

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	100	100

Dominion Resources, Inc.
5.540% due 11/14/2008	40	40

Telecom Italia Capital S.A.
5.970% due 07/18/2011	10	10

Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	50	50

		240

Total Corporate Bonds & Notes (Cost $2,791)		2,792

U.S. GOVERNMENT AGENCIES 55.6%
Fannie Mae
5.500% due 04/01/2037	1,000	990
6.000% due 04/01/2037	4,400	4,433

Freddie Mac
4.250% due 09/15/2024	70	69

Ginnie Mae
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $6,517)		6,505

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	9	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	$17	$17

Countrywide Alternative Loan Trust
5.480% due 02/25/2047	95	95
5.983% due 02/25/2036	43	43

HSI Asset Securitization Corp. Trust
5.450% due 07/25/2035	19	19

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	33	33

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	26	26

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	21	21

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	46	46

Structured Asset Securities Corp.
5.331% due 10/25/2035	25	25
5.370% due 05/25/2036	25	25

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	18	18

Washington Mutual, Inc.
5.640% due 12/25/2027	64	64
5.663% due 01/25/2047	94	94
5.892% due 09/25/2046	10	10
5.892% due 10/25/2046	23	23

Total Mortgage-Backed Securities (Cost $568)		568

ASSET-BACKED SECURITIES 22.6%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	60	60

ACE Securities Corp.
5.380% due 05/25/2036	8	8
5.380% due 10/25/2036	23	23
5.400% due 10/25/2036	16	16

American Express Credit Account Master Trust
5.320% due 01/18/2011	100	100
5.820% due 02/15/2012	43	43

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	3	3

Asset-Backed Funding Certificates
5.380% due 10/25/2036	7	7

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	26	26
5.595% due 09/25/2034	4	4

Bank One Issuance Trust
5.430% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	36	36

Capital One Auto Finance Trust
5.340% due 12/14/2007	18	18

Chase Credit Card Master Trust
5.360% due 09/15/2009	20	20
5.420% due 10/15/2009	50	50
5.430% due 07/15/2010	100	100
5.430% due 02/15/2011	10	10

Chase Issuance Trust
5.330% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	100	98

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	14	14
5.370% due 11/25/2036	22	22

See Accompanying Notes	Annual Report	March 31, 2007	89

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 01/25/2037	$95	$95
5.430% due 08/25/2036	100	100

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	12	12
5.370% due 05/25/2037	111	112
5.370% due 03/25/2047	16	16
5.380% due 03/25/2037	17	17
5.430% due 10/25/2046	8	8

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	10	10
5.329% due 12/08/2007	45	45

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	26	26
5.380% due 06/25/2036	22	22
5.410% due 01/25/2036	13	13
5.410% due 11/25/2036	11	11

Fremont Home Loan Trust
5.370% due 05/25/2036	8	8
5.390% due 02/25/2037	15	15

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	16	16

GSAMP Trust
5.390% due 09/25/2036	17	17
5.390% due 12/25/2036	90	90

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	79	79

Home Equity Asset Trust
5.440% due 01/25/2036	14	14

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	89	89

Lehman XS Trust
5.390% due 05/25/2046	23	23
5.400% due 11/25/2046	26	26
5.440% due 11/25/2036	8	8

Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	25	26

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	100	99
5.420% due 12/15/2011	35	35

Merrill Lynch Mortgage Investors, Inc.
5.380% due 10/25/2037	26	26

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	25	25
5.370% due 09/25/2036	24	24
5.370% due 11/25/2036	93	93

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	33	33

Option One Mortgage Loan Trust
5.360% due 02/25/2037	33	33
5.390% due 01/25/2036	40	40

Park Place Securities, Inc.
5.632% due 10/25/2034	17	17

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	22	22

Residential Asset Securities Corp.
5.360% due 08/25/2036	14	14
5.390% due 11/25/2036	26	26
5.390% due 02/25/2037	98	98

Saxon Asset Securities Trust
5.380% due 11/25/2036	16	16

SBI HELOC Trust
5.490% due 08/25/2036	17	17

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SLM Student Loan Trust
5.330% due 10/25/2012		$18	$18

Soundview Home Equity Loan Trust
5.380% due 12/25/2036		73	73
5.550% due 06/25/2035		20	20

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037		33	33

Structured Asset Securities Corp.
5.370% due 10/25/2036		25	25
5.420% due 07/25/2035		8	8

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		9	9

Wells Fargo Home Equity Trust
5.420% due 03/25/2037		100	100

Total Asset-Backed Securities (Cost $2,638)			2,640

SOVEREIGN ISSUES 0.9%
Korea Development Bank
5.490% due 04/03/2010 (a)		100	100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	9,940	84

Total Foreign Currency-Denominated Issues (Cost $82)			84

		SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
7.600% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 49.5%

CERTIFICATES OF DEPOSIT 5.7%
BNP Paribas
5.270% due 09/23/2008		$100	100

Dexia S.A.
5.270% due 09/29/2008		100	100

Fortis Bank NY
5.265% due 06/30/2008		40	40
5.300% due 09/30/2008		100	100

Nordea Bank Finland PLC
5.267% due 03/31/2008		30	30

Royal Bank of Canada
5.262% due 06/30/2008		40	40

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		100	100

Skandinav Enskilda BK
5.350% due 02/13/2009		30	30

Societe Generale NY
5.271% due 03/28/2008		30	30
5.271% due 06/30/2008		100	100

			670

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 28.8%
Abbey National N.A. LLC
5.230% due 05/21/2007	$300	$298

ASB Finance Ltd.
5.240% due 06/20/2007	300	298

Barclays U.S. Funding Corp.
5.240% due 06/29/2007	500	496

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	100	99

Danske Corp.
5.250% due 06/11/2007	300	300

DnB NORBank ASA
5.220% due 07/11/2007	300	296

HBOS Treasury Services PLC
5.235% due 05/21/2007	200	198

ING U.S. Funding LLC
5.235% due 05/16/2007	300	298

IXIS Commercial Paper Corp.
5.220% due 05/22/2007	300	298

Rabobank USA Financial Corp.
5.395% due 04/02/2007	200	200

Societe Generale NY
5.200% due 04/02/2007	200	200

Svenska Handelsbanken, Inc.
5.185% due 07/09/2007	300	296

UBS Finance Delaware LLC
5.145% due 08/01/2007	100	98

		3,375

REPURCHASE AGREEMENTS 9.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	1,000	1,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $1,026. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	151	151
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $156. Repurchase proceeds are $151.)

		1,151

U.S. TREASURY BILLS 5.1%
4.990% due 05/31/2007 - 06/14/2007 (b)(d)	605	599

Total Short-Term Instruments (Cost $5,795)		5,795

PURCHASED OPTIONS (f) 0.1%
(Cost $19)		17

Total Investments (c) 158.3% (Cost $18,531)		$18,522

Written Options (g) (0.1%) (Premiums $13)		(11)

Other Assets and Liabilities (Net) (58.2%)		(6,805)

Net Assets 100.0%		$11,706

90	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $218 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $599 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1	$0
90-Day Euribor March Futures	Long	03/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	24	(3)
90-Day Eurodollar December Futures	Long	12/2008	11	7
90-Day Eurodollar June Futures	Long	06/2008	21	5
90-Day Eurodollar March Futures	Long	03/2008	30	4
90-Day Eurodollar September Futures	Long	09/2008	21	5
90-Day Euroyen December Futures	Long	12/2007	1	0
90-Day Euroyen September Futures	Long	09/2007	1	0
Russell 2000 E-mini Index June Futures	Long	06/2007	88	202
Russell 2000 Index June Futures	Long	06/2007	11	111
U.S. Treasury 2-Year Note June Futures	Short	06/2007	1	0
U.S. Treasury 10-Year Note June Futures	Short	06/2007	7	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	0

				$330

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$100	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	100	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	10	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	06/20/2007	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0

						$0

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	100	$0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	40,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		90,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$200	0
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		300	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,900	29
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,500	(15)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	2
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		300	2

							$22

See Accompanying Notes	Annual Report	March 31, 2007	91

Schedule of Investments Small Cap StocksPLUS® TR Fund (Cont.)	March 31, 2007

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$ 90.500	09/17/2007	1	$0	$0
Put - CME E-mini S&P April Futures	560.000	04/20/2007	40	2	1
Put - OTC Russell 2000 Index June Futures	475.000	06/15/2007	130	3	3

				$5	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$2,300	$14	$13

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$ 85.438	06/05/2007	$500	$0	$0
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	2,000	0	0
Put - OTC Ginnie Mae 6.000% due 04/01/2037	90.000	04/12/2007	1,000	0	0

				$0	$0

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$ 105.000	05/25/2007	1	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$1,000	$13	$11

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	19	04/2007	$0	$0	$0
Buy	BRL	76	05/2007	2	0	2
Sell		76	05/2007	0	0	0
Buy		10	06/2007	1	0	1
Buy		32	10/2007	0	0	0
Buy		76	03/2008	0	0	0
Buy	CNY	74	11/2007	0	0	0
Sell		22	11/2007	0	0	0
Buy	EUR	10	04/2007	0	0	0
Sell		5	04/2007	0	0	0
Sell	GBP	12	04/2007	0	0	0
Sell	JPY	11,237	05/2007	0	(3)	(3)
Buy	KRW	1,126	04/2007	0	0	0
Sell		3,751	04/2007	0	0	0
Buy		3,907	05/2007	0	0	0
Buy	MXN	35	04/2007	0	0	0
Sell		35	04/2007	0	0	0
Buy		35	03/2008	0	0	0
Buy	NZD	6	04/2007	0	0	0
Buy	PLN	4	04/2007	0	0	0
Sell		4	04/2007	0	0	0
Buy		4	09/2007	0	0	0
Buy	RUB	112	12/2007	0	0	0
Buy	SGD	4	04/2007	0	0	0
Sell		6	04/2007	0	0	0
Buy		24	07/2007	0	0	0
Buy	TWD	34	05/2007	0	0	0
Sell		33	05/2007	0	0	0

				$3	$(3)	$0

92	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Total Return Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 15.2%
American Express Credit Corp.
5.380% due 11/09/2009	$1,200	$1,201

American International Group, Inc.
5.050% due 10/01/2015	100	98

Bank of America Corp.
5.370% due 11/06/2009	400	400
5.440% due 09/18/2009	800	801

Bank of America N.A.
5.360% due 07/25/2008	900	900
5.360% due 02/27/2009	1,000	1,001

Bank of Ireland
5.400% due 12/18/2009	1,500	1,501

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	700	703

BNP Paribas
5.186% due 06/29/2049	1,200	1,151

Calabash Re II Ltd.
13.755% due 01/08/2010	1,000	1,026
14.955% due 01/08/2010	1,000	1,045
16.255% due 01/08/2010	800	835

Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	600	601

Citigroup, Inc.
5.380% due 12/28/2009	1,900	1,900
5.388% due 12/26/2008	900	901
5.400% due 01/30/2009	1,200	1,201
6.125% due 08/25/2036	1,200	1,223

DnB NORBank ASA
5.430% due 10/13/2009	600	600

Export-Import Bank of China
4.875% due 07/21/2015	100	98

General Electric Capital Corp.
5.390% due 10/26/2009	2,100	2,100
5.430% due 01/20/2010	3,000	3,007
5.430% due 08/15/2011	2,200	2,199

GMAC LLC
6.000% due 12/15/2011	100	97

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	500	500
5.400% due 03/30/2009	1,000	1,000
5.440% due 12/22/2008	1,500	1,502
5.440% due 06/23/2009	1,000	1,000
5.440% due 11/16/2009	800	801

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Finance Corp.
5.435% due 03/12/2010	3,500	3,502
5.610% due 05/10/2010	400	402

JPMorgan Chase & Co.
5.370% due 06/26/2009	500	500

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	100

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	2,400	2,402
5.450% due 01/23/2009	900	901

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	1,000	1,000
5.450% due 08/22/2008	400	400
5.450% due 08/14/2009	1,200	1,201

MetLife, Inc.
6.400% due 12/15/2036	300	294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.360% due 11/21/2008	$500	$500

Mystic Re Ltd.
11.660% due 12/05/2008	800	808

Petroleum Export Ltd.
5.265% due 06/15/2011	86	85

Resona Bank Ltd.
5.850% due 09/29/2049	200	199

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	500	501

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	3,300	3,306

SLM Corp.
5.500% due 07/27/2009	400	400

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,085

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	100

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	2,600	2,602

USB Capital IX
6.189% due 04/15/2049	100	103

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	500	500

Wachovia Corp.
5.410% due 10/28/2008	1,700	1,702
5.410% due 12/01/2009	200	200
5.490% due 10/15/2011	1,500	1,501

		53,784

INDUSTRIALS 1.2%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	800	802

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	100	100

CODELCO, Inc.
6.150% due 10/24/2036	100	102

Cox Communications, Inc.
5.875% due 12/01/2016	100	101

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	300	301

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Peabody Energy Corp.
7.875% due 11/01/2026	200	216

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
7.375% due 12/15/2014	10	11

Transocean, Inc.
5.548% due 09/05/2008	500	501

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	1,700	1,699

		4,136

UTILITIES 0.9%
AT&T, Inc.
4.214% due 06/05/2007	700	702
5.460% due 02/05/2010	400	401

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	650

Qwest Corp.
7.625% due 06/15/2015	600	643

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	$300	$287

Telefonica Emisones SAU
5.650% due 06/19/2009	700	703

		3,386

Total Corporate Bonds & Notes (Cost $61,132)		61,306

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	15	15

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	407

Total Municipal Bonds & Notes (Cost $403)		422

U.S. GOVERNMENT AGENCIES 55.4%
Fannie Mae
4.673% due 05/25/2035	100	99
5.000% due 11/01/2017 -03/01/2036	19,136	18,854
5.380% due 12/25/2036	384	384
5.440% due 03/25/2034	297	297
5.500% due 05/01/2032 -11/01/2035	76,841	76,192
5.623% due 05/01/2036	17	17
5.670% due 03/25/2044	972	974
5.720% due 11/25/2032	90	90
6.000% due 04/01/2037 -05/01/2037	78,100	78,669
6.133% due 07/01/2044	205	208
6.197% due 09/01/2034	84	85
6.351% due 12/01/2036	74	75
7.000% due 09/01/2013	11	11
8.000% due 12/01/2030	3	3

Freddie Mac
4.500% due 10/01/2007	39	39
5.500% due 08/15/2030	7	7
6.000% due 04/01/2037	8,000	8,065
6.133% due 02/25/2045	101	101
7.198% due 02/01/2024	20	21
8.000% due 01/01/2017	45	48

Ginnie Mae
5.375% due 03/20/2027	4	5
6.000% due 04/01/2037	9,000	9,118
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,217	1,189
5.520% due 06/01/2024	1,340	1,364

Total U.S. Government Agencies (Cost $197,467)		195,917

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,122	1,066
2.375% due 01/15/2025	1,074	1,081

U.S. Treasury Bonds
4.750% due 02/15/2037	600	591
6.000% due 02/15/2026	400	452
6.625% due 02/15/2027	500	607

Total U.S. Treasury Obligations (Cost $3,838)		3,797

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	358	353

See Accompanying Notes	Annual Report	March 31, 2007	93

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Arkle Master Issuer PLC
5.300% due 11/19/2007	$1,600	$1,601

Banc of America Funding Corp.
4.113% due 05/25/2035	537	529

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	177	180
6.500% due 09/25/2033	54	55

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	181	182
5.052% due 04/25/2033	8	8
5.335% due 02/25/2033	1	1
6.085% due 01/25/2034	28	28

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	1,264	1,266
5.480% due 02/25/2034	775	775

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	174	172

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	600	599
6.000% due 10/25/2033	149	147

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	164	163
5.590% due 05/25/2034	127	127

CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	2,819	2,822

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	761	761
5.400% due 01/25/2047	796	797

GSR Mortgage Loan Trust
3.402% due 06/25/2034	1,032	1,038
6.000% due 03/25/2032	1	1

Impac CMB Trust
5.720% due 07/25/2033	95	95
5.820% due 04/25/2034	108	108

MASTR Asset Securitization Trust
5.500% due 09/25/2033	40	39

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	20	20

MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	176	177

Morgan Stanley Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
5.720% due 02/25/2019	22	22
5.720% due 02/25/2034	119	119

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	862	864

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	585	559

Structured Asset Securities Corp.
5.331% due 10/25/2035	741	739

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	657	657

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	2	2

Washington Mutual, Inc.
5.610% due 10/25/2045	167	167
5.640% due 12/25/2027	1,463	1,464
5.642% due 02/27/2034	75	75
5.983% due 02/25/2046	563	565
6.183% due 11/25/2042	159	160
6.383% due 08/25/2042	106	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$706	$701

Total Mortgage-Backed Securities (Cost $18,263)		18,247

ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp.
5.370% due 12/25/2036	248	248
5.450% due 10/25/2036	3,900	3,900

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	18	18

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	522	522
5.480% due 05/25/2035	356	356

Bank One Issuance Trust
5.430% due 12/15/2010	4,400	4,409

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	940	940
5.400% due 10/25/2036	357	358

Capital One Auto Finance Trust
5.340% due 12/14/2007	265	266

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	3,596	3,598

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,000	1,003

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	7,731	7,736
5.400% due 06/25/2037	672	672
5.800% due 12/25/2031	118	118

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	21	21

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,145	1,145
5.370% due 12/25/2036	797	797
5.390% due 12/25/2037	3,665	3,667

Fremont Home Loan Trust
5.370% due 10/25/2036	2,569	2,570
5.380% due 01/25/2037	535	535

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	711	711

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,173	1,174
5.370% due 10/25/2036	2,899	2,899

Lehman XS Trust
5.390% due 05/25/2046	284	284

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,584	1,585
5.360% due 11/25/2036	2,715	2,717
5.600% due 10/25/2034	87	88

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	816	816

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	2,200	2,204

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	570	570
5.390% due 08/25/2036	3,255	3,255

Morgan Stanley ABS Capital I
5.370% due 10/25/2036	338	338

Option One Mortgage Loan Trust
5.370% due 07/25/2036	546	547

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,441	1,441
5.420% due 08/25/2046	2,838	2,839

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.400% due 01/25/2037		$3,580	$3,582

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		132	132

Total Asset-Backed Securities (Cost $58,040)			58,061

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	98

Total Sovereign Issues (Cost $99)			98

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	270

Total Foreign Currency-Denominated Issues (Cost $251)			270

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049		153	1,615

Total Preferred Stocks (Cost $1,619)			1,615

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 40.7%

CERTIFICATES OF DEPOSIT 7.5%
Barclays Bank PLC
5.281% due 03/17/2008		$3,200	3,200

BNP Paribas
5.262% due 05/28/2008		500	500
5.270% due 09/23/2008		2,300	2,299

Calyon Financial, Inc.
5.340% due 01/16/2009		1,200	1,200

Dexia S.A.
5.270% due 09/29/2008		4,000	4,001

Fortis Bank NY
5.265% due 06/30/2008		1,500	1,500
5.300% due 09/30/2008		1,100	1,100

Nordea Bank Finland PLC
5.262% due 03/31/2008		500	500
5.308% due 05/28/2008		500	500

Royal Bank of Canada
5.267% due 06/30/2008		1,600	1,602

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		3,400	3,400

Skandinav Enskilda BK
5.270% due 10/03/2007		1,900	1,900
5.272% due 08/21/2008		1,000	1,000

Societe Generale NY
5.258% due 06/11/2007		500	500
5.269% due 06/30/2008		500	500
5.271% due 06/30/2008		2,400	2,401

Unicredito Italiano NY
5.358% due 05/06/2008		600	600

			26,703

COMMERCIAL PAPER 20.4%
Abbey National N.A. LLC
5.230% due 06/11/2007		8,700	8,638

94	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
5.200% due 07/24/2007	$8,500	$8,365

Bank of Ireland
5.240% due 06/14/2007	9,500	9,442

Cox Communications, Inc.
5.570% due 09/17/2007	400	400

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	3,400	3,359

DnB NORBank ASA
5.220% due 07/11/2007	10,900	10,781

Rabobank USA Financial Corp.
5.400% due 06/06/2007	8,100	8,100

Societe Generale NY
5.185% due 08/22/2007	300	300
5.200% due 08/22/2007	2,600	2,600
5.225% due 08/22/2007	7,800	7,757

UBS Finance Delaware LLC
5.185% due 08/01/2007	5,900	5,900
5.235% due 08/01/2007	6,100	6,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007	$400	$400

		72,096

REPURCHASE AGREEMENTS 6.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	20,000	20,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $20,387. Repurchase proceeds are $20,009.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,542	3,542
(Dated 03/30/2007. Collateralized by Freddie Mac 2.875% due 05/15/2007 valued at $3,617. Repurchase proceeds are $3,543.)

		23,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.1%
4.955% due 05/31/2007 - 06/14/2007 (b)(d)(f)	$21,995	$21,756

Total Short-Term Instruments (Cost $144,113)		144,097

PURCHASED OPTIONS (h) 0.3%
(Cost $974)		944

Total Investments (e) 137.0% (Cost $486,199)		$484,774

Written Options (i) (0.4%) (Premiums $1,225)		(1,292)

Other Assets and Liabilities (Net) (36.6%)		(129,625)

Net Assets 100.0%		$353,857

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $8,219 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $21,509 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(9)
90-Day Euribor December Futures	Long	12/2008	18	(4)
90-Day Euribor June Futures	Long	06/2008	91	(30)
90-Day Euribor March Futures	Long	03/2008	57	(34)
90-Day Euribor September Futures	Long	09/2008	18	(5)
90-Day Eurodollar December Futures	Long	12/2007	944	(142)
90-Day Eurodollar December Futures	Long	12/2008	259	192
90-Day Eurodollar June Futures	Long	06/2008	528	138
90-Day Eurodollar March Futures	Long	03/2008	993	138
90-Day Eurodollar September Futures	Long	09/2007	167	(55)
90-Day Eurodollar September Futures	Long	09/2008	325	148
90-Day Euroyen December Futures	Long	12/2007	102	21
90-Day Euroyen September Futures	Long	09/2007	76	17
Euro-Bund 10-Year Note June Futures	Long	06/2007	55	(52)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	29	5
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	53	10
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	35	5
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 111.000	Long	06/2007	15	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	117	5
S&P 500 Emini Index June Futures	Long	06/2007	803	190
S&P 500 Index June Futures	Long	06/2007	817	4,283
U.S. Treasury 2-Year Note June Futures	Short	06/2007	35	4
U.S. Treasury 10-Year Note June Futures	Long	06/2007	159	67
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	13	23
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	39	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	36	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	46	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	21	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	11	(9)

				$4,814

See Accompanying Notes	Annual Report	March 31, 2007	95

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	20,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$2,000	9
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		3,600	(3)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		4,000	4
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		2,500	(1)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%		06/20/2008		2,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008		300	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		5,000	17
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%		06/20/2007		500	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		3,600	1
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		2,300	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		2,500	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		1,600	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		1,600	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		200	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		300	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		2,700	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016		1,500	71
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		2,400	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009		2,400	3
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009		1,900	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007		500	3

								$183

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,100	$(5)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	700	8
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	15
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	300	(8)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		500	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	22
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	22
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	(5)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,500	7
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	24
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(1)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	(15)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,400	(116)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	54
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(254)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	8
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	(5)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	124
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	150,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,120,000	7
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		240,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		520,000	15
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		470,000	24
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		150,000	2

96	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012	JPY	180,000	12
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		225,000	23
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		80,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		20,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		60,000	6
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		75,000	8
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		2,600,000	10
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		140,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,000,000	11
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		390,000	14
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		90,000	8
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$16,900	9
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(2)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		7,400	21
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	70
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		68,800	323
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		400	(15)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	4
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,800	(11)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(13)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		8,000	52
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		800	(24)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,200	(6)

							$487

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$104.000	05/25/2007	94	$2	$1
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	117	1	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	102	1	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	98	1	0
Put - CME S&P 500 June Futures	800.000	06/14/2007	279	8	0
Put - CME S&P 500 June Futures	825.000	06/14/2007	745	21	0

				$34	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	2,000	$9	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	34	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		5,000	28	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		4,000	19	1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,000	5	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		700	4	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$19,000	70	53
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		9,000	37	24
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		9,000	26	22
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		11,000	25	6
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		12,000	53	77
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		11,000	53	121
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		30,000	158	210
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		18,000	41	21
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		26,000	33	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		22,900	114	164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		22,200	134	119
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		2,000	7	13

								$940	$943

See Accompanying Notes	Annual Report	March 31, 2007	97

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	48	$19	$38
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	28	6	11
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	14	3	3
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	24	108	174
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	20	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	83	20	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	14	4	4
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	24	108	59

				$270	$292

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	41	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		2,000	26	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		2,000	23	5
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	300	5	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		200	4	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$8,000	66	57
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		4,000	35	25
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		2,000	25	20
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		2,000	27	10
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	44
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		5,000	51	83
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		5,000	55	137
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		2,900	31	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		14,000	169	258
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,000	33	31
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		3,000	35	18
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		10,000	120	144
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		9,700	129	106
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	16

								$955	$1,000

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$4,000	$3,961	$3,959
U.S. Treasury Notes	4.625%	02/15/2017	1,300	1,313	1,306

				$5,274	$5,265

(2) Market value includes $9 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	684	04/2007	$6	$0	$6
Buy	BRL	7,471	05/2007	192	0	192
Sell		7,471	05/2007	0	(9)	(9)
Buy		1,556	06/2007	49	0	49
Buy		1,077	10/2007	0	(3)	(3)
Buy		7,471	03/2008	2	0	2
Buy	CLP	64,260	05/2007	0	(3)	(3)
Buy	CNY	384	09/2007	1	0	1
Buy		3,651	11/2007	4	0	4
Sell		871	11/2007	0	0	0
Buy		1,888	01/2008	0	0	0
Buy	EUR	365	04/2007	0	0	0
Sell		1,597	04/2007	0	(1)	(1)
Sell	GBP	584	04/2007	0	(7)	(7)
Buy	INR	2,915	06/2007	1	0	1
Sell	JPY	220,075	05/2007	3	(26)	(23)
Buy	KRW	44,185	04/2007	0	0	0
Sell		119,094	04/2007	0	0	0

98	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy		519,634	05/2007	0	(2)	(2)
Sell		417,227	05/2007	0	0	0
Sell		10,850	06/2007	0	0	0
Buy	MXN	6,445	04/2007	0	(7)	(7)
Sell		6,445	04/2007	1	0	1
Buy		6,375	03/2008	0	(1)	(1)
Buy	NZD	200	04/2007	2	0	2
Buy	PLN	492	04/2007	5	0	5
Sell		492	04/2007	0	(1)	(1)
Buy		492	09/2007	1	0	1
Buy	RUB	7,407	11/2007	3	0	3
Buy		21,234	12/2007	8	0	8
Buy	SGD	283	04/2007	2	0	2
Sell		187	04/2007	0	(1)	(1)
Buy		1,684	07/2007	10	0	10
Buy		172	09/2007	1	0	1
Buy	TWD	4,392	05/2007	0	0	0
Sell		3,903	05/2007	0	0	0
Buy	ZAR	39	06/2007	0	0	0

				$291	$(61)	$230

See Accompanying Notes	Annual Report	March 31, 2007	99

Schedule of Investments  StocksPLUS® TR Short Strategy Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
HCA, Inc.
7.614% due 11/14/2013	$1,000	$1,010

Total Bank Loan Obligations (Cost $1,000)		1,010

CORPORATE BONDS & NOTES 33.1%

BANKING & FINANCE 22.7%
American Express Centurion Bank
5.380% due 04/17/2009	1,200	1,200

American Honda Finance Corp.
5.400% due 03/09/2009	500	501

ANZ National International Ltd.
5.400% due 08/07/2009	1,100	1,100

Bank of America Corp.
5.360% due 06/19/2009	1,700	1,703

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	400	401
5.450% due 08/21/2009	200	200
5.510% due 04/29/2008	900	902

BNP Paribas
5.186% due 06/29/2049	200	192

C10 Capital SPV Ltd.
6.722% due 12/01/2049	200	198

Calabash Re II Ltd.
13.755% due 01/08/2010	400	411
14.955% due 01/08/2010	400	418

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	1,600	1,602

CIT Group, Inc.
5.500% due 12/19/2008	100	100
5.510% due 01/30/2009	1,100	1,102
5.570% due 05/23/2008	100	100
5.650% due 11/03/2010	300	301

Citigroup Funding, Inc.
5.330% due 12/08/2008	100	100

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	298
5.380% due 12/28/2009	300	300
5.388% due 12/26/2008	600	600
5.400% due 01/30/2009	800	800
6.125% due 08/25/2036	100	102

Foundation Re II Ltd.
12.110% due 11/26/2010	400	407

General Electric Capital Corp.
5.370% due 03/12/2010	100	100
5.390% due 10/26/2009	1,100	1,100
5.430% due 01/20/2010	700	702

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	200	200
5.440% due 12/22/2008	200	200
5.450% due 11/10/2008	300	300
5.460% due 07/29/2008	400	401
5.485% due 10/05/2007	700	701
5.690% due 07/23/2009	20	20

HBOS Treasury Services PLC
5.400% due 07/17/2009	600	601

HSBC Bank USA N.A.
5.480% due 06/10/2009	300	301

HSBC Finance Corp.
5.420% due 10/21/2009	200	200
5.485% due 09/15/2008	1,000	1,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Holdings PLC
6.500% due 05/02/2036	$400	$424

International Lease Finance Corp.
5.580% due 05/24/2010	1,500	1,508

JPMorgan Chase & Co.
5.539% due 10/02/2009	500	502

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	300	300
5.450% due 10/22/2008	500	501
5.560% due 12/23/2010	200	200
5.580% due 07/18/2011	300	301
5.610% due 11/10/2009	200	201

MBNA Corp.
5.790% due 05/05/2008	1,100	1,106

Merrill Lynch & Co., Inc.
5.450% due 06/16/2008	1,600	1,603

MetLife, Inc.
6.400% due 12/15/2036	100	98

Morgan Stanley
5.470% due 02/09/2009	900	901
5.485% due 11/09/2007	600	601
5.600% due 01/22/2009	100	100

Mystic Re Ltd.
11.660% due 12/05/2008	300	303

National Australia Bank Ltd.
5.380% due 09/11/2009	400	400

Pricoa Global Funding I
5.440% due 01/25/2008	600	601

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	200	200
5.410% due 09/19/2008	700	701
5.420% due 10/21/2008	600	601

SLM Corp.
5.570% due 07/25/2008	1,300	1,304

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	201

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	99

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	99

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

Wachovia Bank N.A.
5.390% due 03/23/2009	800	800

Wachovia Corp.
5.410% due 10/28/2008	600	601
5.490% due 10/15/2011	200	200

Wells Fargo & Co.
5.380% due 03/10/2008	800	801
5.410% due 03/23/2010	800	801

		35,649

INDUSTRIALS 6.6%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	500	501

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	100	100

Comcast Corp.
5.660% due 07/14/2009	400	401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CSC Holdings, Inc.
7.250% due 07/15/2008	$1,000	$1,019

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009
5.770% due 03/13/2009	300	301
5.810% due 08/03/2009	300	301
5.820% due 09/10/2007	600	601

Diageo Capital PLC
5.460% due 11/10/2008	600	601

Gaz Capital for Gazprom
6.212% due 11/22/2016	100	100

General Electric Co.
5.380% due 12/09/2008	400	400

Oracle Corp.
5.590% due 01/13/2009	200	200

Peabody Energy Corp.
7.375% due 11/01/2016	100	106

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	100

Safeway, Inc.
5.698% due 03/27/2009	1,300	1,303

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	300	337

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	500	500
5.500% due 02/16/2012	700	711

Time Warner, Inc.
5.590% due 11/13/2009	1,500	1,503

Transocean, Inc.
5.548% due 09/05/2008	300	300

Viacom, Inc.
5.750% due 04/30/2011	50	51

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	102

		10,339

UTILITIES 3.8%
AT&T, Inc.
5.450% due 05/15/2008	200	200
5.570% due 11/14/2008	1,300	1,305

BellSouth Corp.
5.460% due 08/15/2008	400	400
5.485% due 11/15/2007	500	501

Embarq Corp.
7.995% due 06/01/2036	900	932

Florida Power Corp.
5.760% due 11/14/2008	700	700

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	100

Qwest Corp.
7.625% due 06/15/2015	100	107

Southern California Edison Co.
5.460% due 02/02/2009	200	201

Telefonica Emisones SAU
5.650% due 06/19/2009	1,000	1,004

TXU Electric Delivery Co.
5.725% due 09/16/2008	600	600

		6,050

Total Corporate Bonds & Notes (Cost $51,864)		52,038

100	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$100	$100

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	27

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	200	213

Total Municipal Bonds & Notes (Cost $326)		340

U.S. GOVERNMENT AGENCIES 33.6%
Fannie Mae
4.343% due 03/01/2035	56	56
4.404% due 10/01/2034	43	43
4.480% due 07/01/2035	227	226
4.484% due 09/01/2035	309	306
4.618% due 09/01/2035	311	311
4.661% due 12/01/2033	126	126
4.690% due 12/01/2033	99	99
4.741% due 10/01/2035	405	392
4.835% due 06/01/2035	314	313
4.990% due 06/01/2035	287	287
5.000% due 03/01/2036	8,658	8,376
5.500% due 04/01/2034 - 04/01/2037	9,048	8,960
5.670% due 09/25/2042	245	246
6.000% due 01/01/2036 - 05/01/2037	26,736	26,941
6.903% due 11/01/2035	54	56

Freddie Mac
4.711% due 06/01/2035	539	532
4.914% due 11/01/2034	202	202
5.000% due 12/15/2020 - 01/15/2024	307	306
5.720% due 06/15/2018	33	33
6.000% due 04/01/2037	3,000	3,024

Ginnie Mae
6.000% due 04/01/2037	2,000	2,026

Small Business Administration
5.520% due 06/01/2024	21	21

Total U.S. Government Agencies (Cost $52,953)		52,882

U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	816	776

U.S. Treasury Bonds
4.750% due 02/15/2037	200	197
6.000% due 02/15/2026	300	339
6.625% due 02/15/2027	300	364

Total U.S. Treasury Obligations (Cost $1,667)		1,676

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	51	51

Banc of America Funding Corp.
4.113% due 05/25/2035	77	76

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	216	214
6.085% due 01/25/2034	1	1

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$87	$86
4.900% due 12/25/2035	157	157

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	570	564
5.600% due 02/25/2037	832	833

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	82	82
5.560% due 04/25/2035	127	127

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	82	82

GSR Mortgage Loan Trust
4.539% due 09/25/2035	242	239

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,756	1,759
5.540% due 05/19/2035	85	85

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	157	156

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	166	166

Mellon Residential Funding Corp.
5.560% due 06/15/2030	8	8
5.760% due 12/15/2030	633	636

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	222	223
5.341% due 08/25/2034	299	300
6.383% due 01/25/2035	185	186

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	81	81

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	282	282

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	1,142	1,143

Washington Mutual, Inc.
5.510% due 04/25/2045	263	263
5.892% due 10/25/2046	843	843
6.183% due 11/25/2042	68	69

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	353	351

Total Mortgage-Backed Securities (Cost $9,069)		9,077

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp.
5.380% due 10/25/2036	415	416
5.430% due 10/25/2035	70	70

American Express Credit Account Master Trust
5.820% due 02/15/2012	518	519

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	96	96

Argent Securities, Inc.
5.370% due 09/25/2036	136	137
5.400% due 01/25/2036	250	250

Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035	24	24
5.595% due 09/25/2034	182	182

Carrington Mortgage Loan Trust
5.385% due 02/25/2036	118	118

Countrywide Asset-Backed Certificates
5.370% due 03/25/2047	404	405
5.390% due 06/25/2037	282	282
5.800% due 12/25/2031	1	1

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.440% due 11/25/2035	$113	$113

GSR Mortgage Loan Trust
5.420% due 11/25/2030	51	51

Home Equity Asset Trust
5.430% due 02/25/2036	198	198

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	185	185

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	134	134

Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	1,356	1,357
5.400% due 02/25/2036	79	79
5.410% due 01/25/2036	111	111
5.520% due 11/25/2034	7	7
5.600% due 10/25/2034	66	66

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	381	381

Park Place Securities, Inc.
5.632% due 10/25/2034	790	791

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	434	434
5.430% due 05/25/2025	7	7

Residential Asset Securities Corp.
5.390% due 11/25/2036	351	351

SLM Student Loan Trust
5.316% due 10/27/2014	1,500	1,501
5.340% due 04/25/2012	980	981
5.360% due 01/25/2016	384	384
5.360% due 01/25/2018	139	139
5.370% due 01/26/2015	61	61

Soundview Home Equity Loan Trust
5.380% due 06/25/2036	304	305

Structured Asset Securities Corp.
5.370% due 10/25/2036	412	412
5.450% due 12/25/2035	138	138

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	399	399

Total Asset-Backed Securities (Cost $11,078)		11,085

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010	16	16

Total Sovereign Issues (Cost $17)		16

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Ford Motor Credit Co.
6.750% due 01/14/2008 EUR	300	405

Total Foreign Currency-Denominated Issues (Cost $376)		405

	SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.600% due 12/31/2049	85	897

Total Preferred Stocks (Cost $904)		897

See Accompanying Notes	Annual Report	March 31, 2007	101

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 35.1%

CERTIFICATES OF DEPOSIT 4.5%
BNP Paribas
5.262% due 05/28/2008	$200	$200

Calyon Financial, Inc.
5.340% due 01/16/2009	400	400

Fortis Bank NY
5.265% due 04/28/2008	700	701
5.265% due 06/30/2008	200	200
5.300% due 09/30/2008	400	400

Nordea Bank Finland PLC
5.308% due 05/28/2008	200	200

Royal Bank of Canada
5.267% due 06/30/2008	600	601

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	1,100	1,100

Societe Generale NY
5.269% due 06/30/2008	400	400
5.270% due 03/26/2008	700	700
5.271% due 06/30/2008	800	800

Unicredito Italiano NY
5.348% due 12/03/2007	1,400	1,401

		7,103

COMMERCIAL PAPER 10.2%
Barclays U.S. Funding Corp.
5.215% due 06/29/2007	100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
5.000% due 04/02/2007	$4,300	$4,300

Natixis S.A.
5.400% due 04/02/2007	4,300	4,300

Rabobank USA Financial Corp.
5.390% due 06/06/2007	4,300	4,300

Societe Generale NY
5.380% due 08/22/2007	2,800	2,800

UBS Finance Delaware LLC
5.145% due 08/01/2007	300	294

		16,093

REPURCHASE AGREEMENTS 14.3%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	12,300	12,300

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 3.875% due 07/15/2010 valued at $12,648. Repurchase proceeds are $12,305.)

Lehman Brothers, Inc.
5.150% due 04/02/2007	5,000	5,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $5,128. Repurchase proceeds are $5,002.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,110	$5,110

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,212. Repurchase proceeds are $5,112.)

		22,410

U.S. TREASURY BILLS 6.1%
4.955% due 05/31/2007 - 06/14/2007 (a)(d)	9,730	9,623

Total Short-Term Instruments (Cost $55,234)		55,229

PURCHASED OPTIONS (f) 0.3%
(Cost $431)		433

Total Investments (c) 117.6% (Cost $184,919)		$185,088

Written Options (g) (0.3%) (Premiums $416)		(444)

Other Assets and Liabilities (Net) (17.3%)		(27,192)

Net Assets 100.0%		$157,452

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $1,939 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $9,623 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(9)
90-Day Euribor December Futures	Long	12/2008	11	(2)
90-Day Euribor June Futures	Long	06/2008	55	(17)
90-Day Euribor March Futures	Long	03/2008	26	(15)
90-Day Euribor September Futures	Long	09/2008	10	(3)
90-Day Eurodollar December Futures	Long	12/2007	537	140
90-Day Eurodollar December Futures	Long	12/2008	76	62
90-Day Eurodollar June Futures	Long	06/2008	220	48
90-Day Eurodollar March Futures	Long	03/2008	409	59
90-Day Eurodollar September Futures	Long	09/2007	102	(16)
90-Day Eurodollar September Futures	Long	09/2008	55	50
90-Day Euroyen December Futures	Long	12/2007	34	7
90-Day Euroyen September Futures	Long	09/2007	22	5
Euro-Bund 10-Year Note June Futures	Long	06/2007	26	(25)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	10	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	20	4
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	14	2
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	44	1
S&P 500 E-mini Index June Futures	Long	06/2007	50	26
S&P 500 Index June Futures	Short	06/2007	448	(2,232)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	9	2
U.S. Treasury 10-Year Note June Futures	Short	06/2007	22	10
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	16	(31)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	23	(26)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	18	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	19	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	14	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	7	(6)

				$(1,994)

102	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	13,000	$1
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$1,000	5
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		1,300	(1)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009		300	0
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%		08/20/2011		500	1
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.495%		08/20/2011		500	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		1,400	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009		200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%		06/20/2008		800	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,000	7
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		900	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		200	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		1,100	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		700	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		700	2
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		100	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		1,200	24
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		08/20/2016		500	23
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009		700	1
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009		200	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009		800	(1)

								$68

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	400	$(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	300	3
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	5
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	100	(3)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		100	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	4
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		300	1
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		900	3
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	12
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	(5)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		400	(9)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	27
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	8
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	65
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	50,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		440,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		190,000	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		166,000	7
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		20,000	0

See Accompanying Notes	Annual Report	March 31, 2007	103

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012	JPY	70,000	$5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		114,000	12
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		30,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		20,000	2
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		38,000	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		50,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,080,000	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		140,000	5
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		50,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	1
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$5,600	3
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,800	(13)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,700	8
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,800	(23)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	25
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		9,100	41
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		100	(4)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,200	(7)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	24
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,700	(54)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,000	(4)

							$156

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 June Futures	$ 1,650.000	06/14/2007	42	$1	$0
Call - CME S&P 500 June Futures	1,700.000	06/14/2007	300	9	0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,251	12	0
Put - CME 90-Day Eurodollar June Futures	91.750	06/18/2007	10	0	0

				$22	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	3,000	$17	$2
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	700	3	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		400	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$9,000	33	25
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		2,000	8	5
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		5,000	14	12
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		4,000	9	2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		2,300	13	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		9,000	40	58
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		8,000	38	88
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	6
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	14	7
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		10,000	13	16
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		6,000	24	30
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		11,900	59	85
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		13,700	83	74

								$409	$433

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	18	$7	$14
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	10	2	4
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	6	2	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	7	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	31	7	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	6	2	2

				$21	$22

104	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007	EUR	1,000	$13	$5
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	200	3	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$4,000	33	28
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,000	9	6
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		1,000	12	10
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		1,000	14	5
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		1,000	12	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		4,000	41	67
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		3,000	33	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		1,800	19	11
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		3,000	25	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		3,000	28	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		5,000	60	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	80	66

								$395	$422

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$500	$505	$503

(2) Market value includes $3 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	133	04/2007	$1	$0	$1
Buy	BRL	1,159	05/2007	31	0	31
Sell		1,159	05/2007	0	(2)	(2)
Buy		627	06/2007	20	0	20
Buy		430	10/2007	0	(1)	(1)
Buy		1,159	03/2008	0	0	0
Buy	CNY	192	09/2007	1	0	1
Buy		14,289	11/2007	9	0	9
Sell		343	11/2007	0	0	0
Buy		1,014	01/2008	0	0	0
Buy	EUR	148	04/2007	0	0	0
Sell		693	04/2007	0	(1)	(1)
Sell	GBP	361	04/2007	0	(4)	(4)
Sell	JPY	30,277	05/2007	0	(7)	(7)
Buy	KRW	16,135	04/2007	0	0	0
Sell		47,825	04/2007	0	0	0
Buy		248,382	05/2007	0	(1)	(1)
Sell		199,216	05/2007	0	0	0
Buy	MXN	2,100	04/2007	0	(3)	(3)
Sell		2,100	04/2007	1	0	1
Buy		2,100	03/2008	0	0	0
Buy	NZD	72	04/2007	1	0	1
Buy	PLN	54	04/2007	1	0	1
Sell		54	04/2007	0	0	0
Buy		54	09/2007	0	0	0
Buy	RUB	2,994	11/2007	1	0	1
Buy		11,429	12/2007	4	0	4
Buy	SGD	148	04/2007	1	0	1
Sell		74	04/2007	0	0	0
Buy	TWD	2,425	05/2007	0	0	0
Sell		1,687	05/2007	0	0	0

				$71	$(19)	$52

See Accompanying Notes	Annual Report	March 31, 2007	105

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.340% due 12/20/2012	$9,952	$10,015
7.364% due 12/20/2012	938	944

HCA, Inc.
7.614% due 11/14/2013	19,900	20,093

Shackleton Re Ltd.
12.875% due 08/01/2008	5,000	5,000
13.371% due 08/01/2008	3,000	3,045

Total Bank Loan Obligations (Cost $38,756)		39,097

CORPORATE BONDS & NOTES 4.6%
American Express Centurion Bank
5.319% due 05/07/2008	7,000	7,000

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	15,000	15,268

Bank of America Corp.
5.370% due 11/06/2009	9,600	9,598

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,065

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	5,011

C8 Capital SPV Ltd.
6.640% due 12/31/2049	6,500	6,445

C10 Capital SPV Ltd.
6.722% due 12/01/2049	1,000	988

Caesars Entertainment, Inc.
8.875% due 09/15/2008	9,800	10,241

Calabash Re II Ltd.
13.755% due 01/08/2010	4,900	5,030
14.955% due 01/08/2010	2,500	2,613
16.255% due 01/08/2010	2,400	2,505

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	2,400	2,403

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,945

Citigroup, Inc.
5.380% due 12/28/2009	49,400	49,406
5.400% due 01/30/2009	11,200	11,206

Citizens Communications Co.
7.625% due 08/15/2008	2,000	2,070

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
7.500% due 01/15/2009	13,000	13,406
9.875% due 10/15/2007	4,000	4,105

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,426
7.875% due 12/15/2007	7,600	7,704

Danske Bank A/S
5.914% due 12/29/2049	3,000	3,063

Dominion Resources, Inc.
5.540% due 11/14/2008	1,800	1,802

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,829
6.375% due 10/01/2011	8,000	8,070

El Paso Corp.
6.375% due 02/01/2009	5,600	5,705

Embarq Corp.
7.082% due 06/01/2016	4,200	4,289

Export-Import Bank of Korea
5.580% due 10/04/2011	15,200	15,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
6.180% due 09/28/2007	$1,200	$1,200
7.250% due 10/25/2011	16,825	16,368
7.875% due 06/15/2010	5,400	5,424
8.000% due 12/15/2016	200	193

Foundation Re II Ltd.
12.110% due 11/26/2010	10,500	10,690

General Electric Capital Corp.
5.360% due 10/24/2008	8,800	8,804
5.380% due 12/12/2008	10,200	10,210
5.390% due 10/26/2009	10,700	10,698
5.460% due 10/21/2010	4,500	4,511

HBOS Treasury Services PLC
5.400% due 07/17/2009	4,600	4,607

HCA, Inc.
9.250% due 11/15/2016	5,000	5,406

HSBC Finance Corp.
5.360% due 05/21/2008	400	400
5.420% due 10/21/2009	600	600

Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	5,500	5,501

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,154
10.250% due 08/01/2007	2,400	2,442

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	26,300	26,304

MGM Mirage
9.750% due 06/01/2007	5,385	5,439

Midwest Generation LLC
8.300% due 07/02/2009	12,389	12,731

Morgan Stanley
5.360% due 11/21/2008	3,100	3,100
5.600% due 01/22/2009	3,000	3,003

Mystic Re Ltd.
11.660% due 12/05/2008	6,600	6,667
14.360% due 12/05/2008	1,000	1,007

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,709

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	277
8.625% due 02/01/2022	200	250
9.250% due 03/30/2018	8,300	10,537

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	2,000	2,009

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	240	225

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,515

Rabobank Nederland
5.380% due 01/15/2009	9,200	9,208

Redwood Capital IX Ltd.
7.764% due 01/09/2008	2,400	2,407
12.114% due 01/09/2008	4,300	4,344
13.114% due 01/09/2008	300	303

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	1,600	1,616

Reynolds American, Inc.
6.500% due 06/01/2007	9,100	9,119

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	4,000	4,004

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,918

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	$4,900	$4,909

Service Corp. International
6.500% due 03/15/2008	3,455	3,490

Shackleton Re Ltd.
13.360% due 02/07/2008	5,500	5,590

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,500	3,503

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	20,000	20,012

Vita Capital II Ltd.
6.760% due 01/01/2010	5,500	5,531

Vita Capital III Ltd.
6.466% due 01/01/2011	300	300
6.486% due 01/01/2012	8,000	8,012

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	19,000	19,033

Wachovia Bank N.A.
5.418% due 12/02/2010	27,200	27,217

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,375

World Savings Bank FSB
5.473% due 03/02/2009	2,700	2,709

Total Corporate Bonds & Notes (Cost $546,733)		545,195

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,306

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,375	1,387

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	2,000	2,165

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,714

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,224

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	1,270	1,364

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,283

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,072

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,185	3,493

Total Municipal Bonds & Notes (Cost $13,157)		15,008

COMMODITY INDEX-LINKED NOTES 31.4%
ABN AMRO Bank NV
5.140% due 03/07/2008	106,800	118,646

106	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American International Group, Inc.
0.000% due 03/20/2008	$114,000	$111,288

Bank of America N.A.
5.180% due 10/22/2007	122,000	156,129

Barclays Bank PLC
5.260% due 05/04/2007	100,000	114,396
5.260% due 05/07/2007	150,000	169,931

Bear Stearns Cos., Inc.
0.000% due 10/12/2007 (k)	182,000	216,994

Calyon Financial, Inc.
0.000% due 07/16/2007	117,000	117,856

Commonwealth Bank of Australia
5.690% due 06/21/2007	184,000	203,637

Credit Suisse First Boston
4.676% due 05/07/2007	50,000	59,155
5.260% due 01/14/2008	94,700	121,024

Deutsche Bank AG
0.000% due 07/27/2007 (k)	20,000	24,530

Eksportfinans A/S
0.000% due 05/18/2007	221,500	236,799

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	47,704

IXIS Financial Products, Inc.
5.100% due 04/30/2007	100,000	122,864
5.110% due 04/09/2007	98,000	110,822

JPMorgan & Co., Inc.
0.000% due 02/27/2008	100,000	114,230

JPMorgan Chase Bank
4.679% due 04/30/2007	99,000	111,858

LBBW
0.000% due 10/25/2007	197,000	246,019

Lehman Brothers Treasury Co. BV
0.000% due 05/08/2007 (k)	100,000	117,106

Merrill Lynch & Co., Inc.
0.000% due 03/24/2008	98,000	108,651

Morgan Stanley
0.000% due 02/06/2008 (k)	150,000	178,520

Rabobank Nederland
0.000% due 07/21/2007	231,000	265,019

Svensk ExportKredit AB
0.000% due 04/18/2007	98,000	111,621
5.600% due 10/25/2007	125,000	156,120

TD NY LLC
0.000% due 01/17/2008	217,000	286,623

UBS Warburg LLC
0.000% due 03/12/2008	81,000	93,407

Total Commodity Index-Linked Notes (Cost $3,196,000)		3,720,949

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
4.656% due 04/01/2035	629	630
4.671% due 05/01/2035	1,428	1,421
5.000% due 07/01/2035 - 03/01/2036	29,475	28,516
5.450% due 03/25/2036	4,154	4,165
5.500% due 01/01/2034 - 04/01/2037	503,111	497,934
5.950% due 02/25/2044	12,452	12,447
6.000% due 06/01/2031 - 05/01/2037	191,971	193,427
6.133% due 07/01/2044 - 10/01/2044	8,132	8,245

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
5.000% due 01/15/2018 - 08/15/2020	$16,709	$16,633
5.720% due 11/15/2016 - 03/15/2017	3,664	3,673

Ginnie Mae
5.500% due 04/01/2037	37,000	36,803

Total U.S. Government Agencies (Cost $804,232)		803,894

U.S. TREASURY OBLIGATIONS 108.7%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	1,988,289	1,923,127
1.625% due 01/15/2015	206,465	198,271
1.875% due 07/15/2013	569,003	561,757
1.875% due 07/15/2015	892,276	872,514
2.000% due 01/15/2014	541,487	536,368
2.000% due 07/15/2014	767,014	759,824
2.000% due 01/15/2016	364,353	358,845
2.000% due 01/15/2026	336,412	319,828
2.375% due 04/15/2011	333,671	338,116
2.375% due 01/15/2017	401,954	408,031
2.375% due 01/15/2025	1,271,126	1,279,765
2.375% due 01/15/2027	165,800	167,218
2.500% due 07/15/2016	440,266	451,910
3.000% due 07/15/2012	1,028,208	1,078,093
3.375% due 01/15/2012	5,414	5,746
3.375% due 04/15/2032	55,987	68,282
3.500% due 01/15/2011	330,997	349,576
3.625% due 01/15/2008	337,725	342,989
3.625% due 04/15/2028	881,409	1,073,150
3.875% due 01/15/2009	179,806	186,430
3.875% due 04/15/2029	655,075	831,741
4.250% due 01/15/2010	419,565	446,296

U.S. Treasury Bonds
6.250% due 08/15/2023	3,000	3,445
8.875% due 08/15/2017	20,000	26,750

U.S. Treasury Notes
3.875% due 09/15/2010	29,640	29,037
4.500% due 02/28/2011	45,400	45,352
4.875% due 04/30/2011	230,200	233,042

Total U.S. Treasury Obligations (Cost $13,004,081)		12,895,503

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	1,643	1,644

Arkle Master Issuer PLC
5.300% due 11/19/2007	14,400	14,405

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	10,430	10,437

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,594	2,585

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,847	6,927

Countrywide Alternative Loan Trust
5.400% due 09/20/2046	9,239	9,241
5.500% due 01/25/2046	7,100	7,090
5.500% due 02/20/2047	16,351	16,328
5.600% due 12/25/2035	1,171	1,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	7,985	7,970

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	1,762	1,764
5.420% due 10/25/2036	12,541	12,553

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	7,989	7,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
4.539% due 09/25/2035	$25,297	$25,050

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	5,709	5,717
5.540% due 05/19/2035	3,653	3,660

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,429	4,433

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	11,838	11,844

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	4,484	4,492

Securitized Asset Sales, Inc.
7.614% due 11/26/2023	121	121

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	9,147	9,154

Structured Asset Securities Corp.
5.331% due 10/25/2035	7,909	7,881
5.370% due 05/25/2036	819	819

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,936	1,938

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	1,207	1,208
5.430% due 12/25/2036	1,877	1,877
5.440% due 08/25/2036	24,406	24,384

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	49,886	49,917

Washington Mutual, Inc.
5.743% due 12/25/2046	4,248	4,260
5.892% due 11/25/2046	3,424	3,448
5.896% due 07/25/2046	22,854	22,969
6.183% due 11/25/2042	1,649	1,657

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	5,735	5,601
4.110% due 06/25/2035	9,710	9,655

Total Mortgage-Backed Securities (Cost $299,904)		300,198

ASSET-BACKED SECURITIES 3.1%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	985	986

ACE Securities Corp.
5.370% due 07/25/2036	6,134	6,135

Argent Securities, Inc.
5.370% due 10/25/2036	10,951	10,959

Asset-Backed Funding Certificates
5.380% due 11/25/2036	1,781	1,782
5.670% due 06/25/2034	13,994	14,032

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,631	1,632

Bank One Issuance Trust
5.430% due 12/15/2010	1,700	1,703

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,453	1,453
5.400% due 10/25/2036	1,787	1,788
5.650% due 01/25/2036	2,000	2,001
5.770% due 03/25/2043	191	191

Chase Credit Card Master Trust
5.420% due 10/15/2009	4,100	4,104
5.440% due 02/15/2010	3,100	3,104

Chase Issuance Trust
5.330% due 12/15/2010	3,960	3,964

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	4,348	4,350

See Accompanying Notes	Annual Report	March 31, 2007	107

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	$15,730	$15,730
5.370% due 01/25/2037	9,794	9,800
5.370% due 03/25/2037	8,527	8,532
5.380% due 09/25/2046	5,622	5,626
5.430% due 10/25/2046	12,863	12,868

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	22,542	22,555

First NLC Trust
5.440% due 02/25/2036	2,730	2,732

Fremont Home Loan Trust
5.370% due 10/25/2036	1,947	1,947
5.380% due 01/25/2037	1,693	1,693
5.490% due 01/25/2036	2,509	2,511

GSAMP Trust
5.360% due 10/25/2036	3,652	3,654
5.390% due 10/25/2036	2,022	2,023

GSR Mortgage Loan Trust
5.420% due 11/25/2030	505	505

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	7,389	7,393

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	2,288	2,286

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	1,967	1,968

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	4,831	4,834

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	2,056	2,057
5.370% due 07/25/2036	4,472	4,474
5.370% due 08/25/2036	10,700	10,706
5.390% due 11/25/2036	2,815	2,817
5.530% due 06/25/2035	927	929

Lehman XS Trust
5.400% due 07/25/2046	10,161	10,167
5.400% due 11/25/2046	13,120	13,125

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	768	768
5.360% due 11/25/2036	1,782	1,783

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	870	870
5.400% due 01/25/2036	1,162	1,161

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	1,300	1,304
5.505% due 09/15/2010	2,000	2,005

Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037	8,248	8,254
5.380% due 04/25/2037	943	944
5.380% due 10/25/2037	6,710	6,714
5.390% due 07/25/2037	7,143	7,147
5.400% due 01/25/2037	2,273	2,274

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	654	654
5.360% due 06/25/2036	1,361	1,362
5.360% due 10/25/2036	7,828	7,832
5.370% due 09/25/2036	6,738	6,742
5.400% due 12/25/2035	469	470

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	1,740	1,741

Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,085	1,085
5.370% due 07/25/2036	1,093	1,094

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Park Place Securities, Inc.
5.580% due 09/25/2035		$923	$925

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		3,169	3,171

Residential Asset Securities Corp.
5.390% due 04/25/2036		1,122	1,123
5.390% due 11/25/2036		22,942	22,957
5.410% due 01/25/2036		1,322	1,323

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		2,737	2,738

SLM Student Loan Trust
5.330% due 10/25/2012		9,525	9,529
5.330% due 07/25/2013		2,299	2,301
5.340% due 04/25/2012		5,078	5,082

Soundview Home Equity Loan Trust
5.370% due 10/25/2036		10,100	10,106
5.380% due 11/25/2036		5,837	5,832
5.390% due 02/25/2036		166	166
5.390% due 03/25/2036		214	215
5.420% due 12/25/2035		1,022	1,023
5.420% due 10/25/2036		3,171	3,173
5.550% due 06/25/2035		2,574	2,576

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		1,143	1,144
5.365% due 11/25/2037		1,253	1,253

Structured Asset Investment Loan Trust
5.370% due 07/25/2036		1,155	1,154

Structured Asset Securities Corp.
5.370% due 10/25/2036		12,036	12,042
5.400% due 11/25/2035		3,131	3,134

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		2,271	2,273

Wachovia Auto Owner Trust
5.358% due 11/09/2007		776	777

WFS Financial Owner Trust
3.590% due 10/19/2009		3,793	3,769

Total Asset-Backed Securities (Cost $360,913)			361,106

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	21,475	23,903

France Government Bond
3.000% due 07/25/2012 (c)	EUR	11,012	15,622
3.150% due 07/25/2032 (c)		1,080	1,769

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,309	5,837

Pylon Ltd.
5.396% due 12/18/2008 (k)		3,700	4,991
7.796% due 12/18/2008		4,300	5,869

Republic of Germany
5.625% due 01/04/2028		8,400	13,299

Sweden Government Bond
3.500% due 12/01/2015	SEK	12,000	2,187

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	60,199

Total Foreign Currency-Denominated Issues (Cost $126,783)			133,676

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,700	$2,741

Total Preferred Stocks (Cost $2,775)		2,741

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	$112,700	112,743

Calyon Financial, Inc.
5.340% due 01/16/2009	11,300	11,300

Fortis Bank NY
5.265% due 04/28/2008	28,000	28,036
5.265% due 06/30/2008	900	900

Nordea Bank Finland PLC
5.262% due 03/31/2008	3,600	3,600

Skandinav Enskilda BK
5.272% due 08/21/2008	16,900	16,900

Societe Generale NY
5.269% due 06/30/2008	192,600	192,666

Unicredito Italiano NY
5.358% due 05/06/2008	14,500	14,503

		380,648

COMMERCIAL PAPER 3.9%
Abbey National N.A. LLC
5.220% due 06/11/2007	3,600	3,562

ASB Finance Ltd.
5.235% due 06/20/2007	2,000	1,986
5.240% due 06/20/2007	15,200	15,100

Bank of America Corp.
5.195% due 07/24/2007	3,800	3,737
5.220% due 07/24/2007	1,200	1,184
5.230% due 07/24/2007	12,500	12,372

Bank of Ireland
5.235% due 06/14/2007	11,400	11,340
5.240% due 06/14/2007	3,900	3,882

Barclays U.S. Funding Corp.
5.225% due 06/29/2007	5,600	5,526
5.240% due 06/29/2007	8,200	8,145

BNP Paribas Finance, Inc.
5.410% due 07/06/2007	28,800	28,796

Calyon N.A. LLC
5.230% due 07/09/2007	1,000	993
5.235% due 07/09/2007	15,200	15,103

CBA (de) Finance
5.235% due 06/15/2007	1,400	1,390

Cox Communications, Inc.
5.570% due 09/17/2007	12,300	12,300

Danske Corp.
5.210% due 06/11/2007	15,900	15,731
5.250% due 06/11/2007	600	599

Dexia Delaware LLC
5.235% due 06/13/2007	24,900	24,770

DnB NORBank ASA
5.220% due 07/11/2007	4,900	4,846
5.225% due 07/11/2007	12,900	12,724

Federal Home Loan Bank
5.000% due 04/02/2007	13,800	13,800

General Electric Capital Corp.
5.210% due 10/26/2007	12,400	12,277
5.220% due 10/26/2007	4,200	4,157

108	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HBOS Treasury Services PLC
5.215% due 06/11/2007	$1,800	$1,781
5.225% due 06/29/2007	8,700	8,591
5.235% due 06/29/2007	4,700	4,671
5.240% due 06/29/2007	2,700	2,697

ING U.S. Funding LLC
5.230% due 06/22/2007	11,600	11,516
5.235% due 06/22/2007	5,000	4,969

Intesa Funding LLC
5.235% due 06/15/2007	15,200	15,103

IXIS Commercial Paper Corp.
5.235% due 06/13/2007	3,900	3,875
5.240% due 06/13/2007	13,800	13,730

Nordea N.A., Inc.
5.220% due 07/11/2007	5,900	5,823

Rabobank USA Financial Corp.
5.210% due 06/06/2007	14,600	14,456
5.390% due 06/06/2007	3,800	3,800

San Paolo IMI U.S. Financial Co.
5.220% due 06/27/2007	15,800	15,596

Santander Hispano Finance Delaware
5.215% due 06/14/2007	12,000	11,871
5.240% due 06/14/2007	1,000	994

Societe Generale NY
5.220% due 08/22/2007	25,600	25,299

Statens Bostadsfin Bank
5.240% due 08/16/2007	14,900	14,807

Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	14,900	14,682
5.220% due 08/20/2007	2,700	2,664

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Swedbank AB
5.240% due 06/21/2007	$2,400	$2,390

Toyota Motor Credit Corp.
5.220% due 08/07/2007	15,900	15,713

UBS Finance Delaware LLC
5.185% due 08/01/2007	400	400
5.220% due 08/01/2007	1,200	1,185
5.225% due 08/01/2007	12,000	11,890
5.235% due 08/01/2007	1,600	1,588
5.240% due 08/01/2007	3,000	2,990

Viacom, Inc.
5.594% due 05/29/2007	19,800	19,800

Westpac Trust Securities NZ Ltd.
5.220% due 06/06/2007	15,500	15,358

		462,559

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	67,000	67,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $66,584 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $2,040. Repurchase proceeds are $67,029.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	700	700

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $716. Repurchase proceeds are $700.)

		67,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$7,107	$7,107

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% - 6.000% due 10/19/2015 - 11/20/2015 valued at $7,250. Repurchase proceeds are $7,110.)

U.S. TREASURY BILLS 0.5%
4.932% due 05/31/2007 - 06/14/2007 (b)(d)(e)(h)	55,275	54,697

Total Short-Term Instruments (Cost $972,565)		972,711

PURCHASED OPTIONS (j) 0.0%
(Cost $2,814)		3,859

Total Investments (i) 166.9% (Cost $19,368,713)		$19,793,937

Written Options (j) (0.2%) (Premiums $18,764)		(18,307)

Other Assets and Liabilities (Net) (66.7%)		(7,912,576)

Net Assets 100.0%		$11,863,054

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $8,408 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $3,812,858 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $35,647 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Short	12/2007	354	$116
90-Day Eurodollar December Futures	Long	12/2008	622	599
90-Day Eurodollar June Futures	Long	06/2007	1,122	(947)
90-Day Eurodollar June Futures	Short	06/2008	3,083	(572)
90-Day Eurodollar June Futures	Long	06/2009	622	599
90-Day Eurodollar March Futures	Short	03/2008	2,206	42
90-Day Eurodollar March Futures	Long	03/2009	622	599
90-Day Eurodollar September Futures	Long	09/2007	629	(76)
90-Day Eurodollar September Futures	Short	09/2008	2,461	(748)
Euro-Bund 10-Year Note June Futures	Short	06/2007	738	1,210
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	1,048	226
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	879	260
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	1,048	199
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	879	(193)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 121.500	Long	06/2007	760	0
Japan Government 10-Year Bond June Futures	Long	06/2007	446	(501)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	5,571	2,841
U.S. Treasury 10-Year Note June Futures	Long	06/2007	482	(60)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2,874	4,290
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,342	(1,094)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(1,840)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(3,342)

				$1,608

See Accompanying Notes	Annual Report	March 31, 2007	109

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N. V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2007	$3,000	$45
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	3,500	169
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	4,000	107
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	9,600	56
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,000	42
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,700	17
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	17,700	27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	3,000	14
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,700	108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	3,000	31
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,000	34
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%	)	06/20/2007	99,000	7
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	13,000	12
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,000	74
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	18,800	27
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	7,000	33
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	18,800	119
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	1,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	2,600	24
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	6,200	50
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,400	92
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	8,000	59
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007	1,000	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	500	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	700	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	1,000	10
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	1,600	13
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	14,000	19
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	17,000	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	5,000	57
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,100	32
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	1,000	11
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,000	9
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	4,000	2
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	2,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,100	24
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	4,000	103
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,400	46
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	5,000	55
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	3,000	23
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	11,000	10
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,800	14
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	5,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2007	2,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	1,200	10
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	4,400	102
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	1,000	67

							$1,826

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

110	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,600	$(8)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(196)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(42)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(79)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	(420)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		3,000	(64)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		22,100	(822)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(65)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		16,300	(410)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		41,300	(1,522)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		23,600	(375)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	107
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	5
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	419
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	619
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	725
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	329
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	343
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	883
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	348
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	106
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	374
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	185
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	6
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	192
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	1,303
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	502
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	696
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	(103)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	190
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(73)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	(3,193)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(2,199)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	1,594
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	804
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	191
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	4,129
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	(183)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(90)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(140)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	823
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	308
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		130,600	317
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$298,600	6,799
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		18,000	(279)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,100	(25)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		51,200	(50)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		93,000	112
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		306,000	6,404
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(2,670)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(3,593)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,840)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		136,150	(133)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		74,100	433
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,800	109
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		3,500	24
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		155,700	3,545
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		170,000	(166)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		95,900	2,179
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	3,893
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		154,400	(145)

							$19,115

See Accompanying Notes	Annual Report	March 31, 2007	111

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,299,669	$13,849
Barclays Bank PLC	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,556,548	15,826
Goldman Sachs & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	615,262	6,256
JPMorgan Chase & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	168,131	1,709
Lehman Brothers, Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	688,712	7,002
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,341,992	13,800
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/18/2007	(199,715)	26

						$58,468

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 129.000	05/25/2007	2,874	$54	$45
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.500	05/25/2007	5,571	105	87
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	2,676	26	0

				$185	$132

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$499,000	$2,196	$3,189
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	96,000	353	613

							$2,549	$3,802

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$ 87.500	06/05/2007	$386,000	$45	$25
Put - OTC Fannie Mae 5.500% due 06/01/2037	88.500	06/05/2007	100,000	12	5
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	84.000	06/13/2007	100,000	23	0

				$80	$30

Straddle Options
Description	Counterparty	Exercise Price (2)		Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	JPY	0.000	04/19/2007	$88,700	$0	$(53)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.		0.000	04/19/2007	150,900	0	(177)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	CHF	0.000	09/26/2007	58,000	0	125

						$0	$(105)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	2,902	$1,144	$2,313
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	1,327	597	228
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	870
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	260
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	237
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,468
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	2,902	889	91
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	1,327	265	394
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	755
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	205
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	102
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,657	4,982
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	145

				$16,220	$14,050

112	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$215,000	$2,187	$3,581
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	42,000	357	676

							$2,544	$4,257

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/12/2007	09/12/2006	$182,000	$216,994	1.83%
Deutsche Bank AG	0.000%	07/27/2007	10/06/2006	20,000	24,530	0.20%
Lehman Brothers Treasury Co. BV	0.000%	05/08/2007	03/23/2006	100,000	117,106	0.99%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	150,000	178,520	1.51%
Pylon Ltd.	5.396%	12/18/2008	12/11/2003 - 11/14/2006	4,574	4,991	0.04%

				$456,574	$542,141	4.57%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.000%	11/15/2007	$1,000	$988	$1,000
U.S. Treasury Notes	3.375%	02/15/2008	75,000	74,086	74,409
U.S. Treasury Notes	4.750%	05/15/2014	61,700	62,612	63,466

				$137,686	$138,875

(3) Market value includes $1,587 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	04/2007	$3	$0	$3
Buy	CAD	720	04/2007	9	0	9
Sell		29,838	04/2007	0	(348)	(348)
Buy	CHF	36,106	06/2007	16	(57)	(41)
Buy	CNY	341,558	09/2007	934	0	934
Buy		647,498	01/2008	1,020	0	1,020
Buy		959,825	03/2008	526	0	526
Buy	EUR	33,796	04/2007	22	0	22
Sell	GBP	52,636	04/2007	0	(874)	(874)
Buy	JPY	3,585,150	05/2007	820	0	820
Sell		4,906,011	05/2007	155	0	155
Buy	PLN	2,748	04/2007	31	0	31
Sell		2,748	04/2007	0	(3)	(3)
Buy		2,748	09/2007	3	0	3
Buy	RUB	23,123	12/2007	7	0	7
Sell	SEK	15,677	06/2007	0	(16)	(16)
Buy	CHF	6,590	06/2007	19	0	19
Buy	CNY	29,128	01/2008	45	0	45
Buy		28,388	03/2008	16	0	16
Buy		46,765	03/2009	76	0	76
Buy	JPY	206,457	05/2007	47	0	47
Sell		201,296	05/2007	5	0	5

				$3,754	$(1,298)	$2,456

See Accompanying Notes	Annual Report	March 31, 2007	113

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Institutional and Administrative Classes (the “Institutional Classes”) of 15 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Asset Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Asset Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

114	PIMCO Funds	Strategic Markets Funds

March 31, 2007

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Real Return Asset Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund except Real Return Asset Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	MYR	Malaysian Ringgit
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand
JPY	Japanese Yen

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

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Notes to Financial Statements  (Cont.)

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(n) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds (‘‘RIBs’’)/Residual Interest Tax Exempt Bonds (‘‘RITEs’’)  Certain Funds may invest in RIBs and RITEs (“Inverse Floaters”). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage.

Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 — Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption “Payable for floating rate notes” in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(o) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(p) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(q) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

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Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(r) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate,

governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(s) Commodities Index-Linked/Structured Notes  The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) and Real Return Asset Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The CRRS Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Dow Jones — AIG Commodity Index Total Return. At March 31, 2007, the value of these securities comprised 31.4% of the net assets and resulted in unrealized appreciation of $524,949 in the CRRS Fund and comprised 1.3% of the net assets and resulted in unrealized appreciation of $498 in the Real Return Asset Fund.

(t) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

(u) U.S. Government Agencies or Government-Sponsored Enterprises  Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the

Annual Report	March 31, 2007	117

Notes to Financial Statements  (Cont.)

timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(v) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Fund in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2007, net assets of the CRRS Fund were approximately $11.9 billion, of which approximately $603 million, or approximately 5%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority, Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)(4)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)(5)	0.05%	N/A	0.40%	0.40%	N/A
European StocksPLUS® TR Strategy Fund	0.50%	(6)	0.30%	N/A	N/A	N/A	N/A
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.50%	(6)	0.30%	N/A	N/A	N/A	N/A
Fundamental IndexPLUSTM Fund	0.45%	(3)	0.25%	0.25%	N/A	0.40%	N/A
Fundamental IndexPLUSTM TR Fund	0.54%	(3)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.44%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.50%	(6)	0.30%	N/A	0.45%	0.45%	N/A
Japanese StocksPLUS® TR Strategy Fund	0.50%	(6)	0.30%	N/A	N/A	N/A	N/A
Real Return Asset Fund	0.35%		0.25%	N/A	N/A	N/A	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.49%		0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Total Return Fund	0.44%	(7)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.49%		0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future period, not exceeding three years, provided total expenses, total including such Recoupment, do not exceed the annual expense limit.

(2) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administration Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in a future period, not exceeding three years, provided total expenses, total including such Recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

(4) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175% per annum.

(5) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20% per annum.

(6) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50% per annum.

(7) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

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March 31, 2007

(c) Distribution and Servicing Fees   Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $6,894,905 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days or 60 days (depending on the Fund), after their acquisition (by purchase or exchange).

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, European StocksPLUS® TR Strategy, Far East (ex-Japan) StocksPLUS® TR Strategy, Fundamental IndexPLUSTM, Fundamental IndexPLUSTM TR, International StocksPLUS® TR Strategy (Unhedged), Japanese StocksPLUS® TR Strategy, Small Cap StocksPLUS® TR and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
European StocksPLUS® TR Strategy Fund	0.80%	—	—	—	—	—
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.80%	—	—	—	—	—
Fundamental IndexPLUSTM Fund	0.65%	0.90%	—	—	—	1.05%
Fundamental IndexPLUSTM TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	—	1.84%	1.09%
Japanese StocksPLUS® TR Strategy Fund	0.80%	—	—	—	—	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	—	1.89%	1.14%
StocksPLUS® TR Short Strategy Fund	0.74%	—	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amount in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUSTM Fund	$23
Fundamental IndexPLUSTM TR Fund	24
International StocksPLUS® TR Strategy Fund (Unhedged)	62
Small Cap StocksPLUS® TR Fund	70

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Annual Report	March 31, 2007	119

Notes to Financial Statements  (Cont.)

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
CommodityRealReturn Strategy Fund®	$13,875	$98,578

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$43,808	$1,891	$0	$6,293	$49,701	$1,891	$0
Developing Local Markets Fund	867,245	1,133,474	824,070	51,531	1,221,284	76,751	25,776
Diversified Income Fund	0	581,684	0	(1,385)	580,299	6,241	1,702
Emerging Local Bond Fund	0	528,552	7,777	8,469	529,094	3,056	(151)
Emerging Markets Bond Fund	1,078,320	100,733	704,029	38,503	461,058	48,988	12,329
Floating Income Fund	661,737	3,004,480	249,262	37,787	3,443,175	132,121	2,484
Foreign Bond Fund (Unhedged)	262,654	2,030	232,531	942	38,736	2,029	(10,499)
Fundamental IndexPLUS™ Fund	46,954	327,761	58,945	124	313,027	20,958	(1,343)
Fundamental IndexPLUS™ TR Fund	398,940	228,699	171,414	2,450	447,319	49,148	(5,274)
GNMA Fund	100,589	4,093	19,130	974	87,196	4,093	(217)
High Yield Fund	732,740	32,375	417,633	15,146	351,417	32,375	(391)
Income Fund	0	20,000	0	0	20,000	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0	52,184	0	1,117	53,301	2,093	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	523,531	310,128	329,371	22,061	498,838	69,562	(2,596)
Long-Term U.S. Government Fund	1,069,512	183,186	1,082,636	2,899	175,088	24,126	(59,945)
Low Duration Fund	170,073	557,720	317,535	1,156	410,057	7,584	(2,822)
Real Return Asset Fund	1,893,771	1,827,444	2,615,937	23,255	742,488	20,957	(11,593)
Real Return Fund	1,510,616	748,733	1,528,920	(4,010)	1,150,996	69,259	(44,632)
RealEstateRealReturn Strategy Fund	268,280	20,981	231,232	(1,889)	38,271	110,609	(60,044)
Short-Term Fund	10,608	29,875	10,676	6	29,788	411	(24)
Small Cap StocksPLUS® TR Fund	0	5,868	0	158	6,026	77	0
StocksPLUS® Fund	7,495	20,110	8,303	1,466	20,064	606	57
StocksPLUS® Total Return Fund	52,774	56,066	20,507	4,678	88,244	4,837	3,792
Total Return Fund	902,239	22,669	619,497	(4,499)	306,159	22,668	(18,481)
Total Return Mortgage Fund	281,012	8,274	131,193	199	160,921	8,274	(3,902)
CommodityRealReturn Strategy Fund®	449,421	1,577,765	708,255	52,807	1,354,710	57,001	(32,797)
Totals	$11,332,319	$11,386,775	$10,288,853	$260,238	$12,577,257	$775,715	$(208,571)

120	PIMCO Funds	Strategic Markets Funds

March 31, 2007

All Asset All Authority Fund

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$453	$20	$0	$78	$514	$20	$0
Developing Local Markets Fund	81,498	144,261	160,379	2,832	69,192	5,995	3,689
Diversified Income Fund	0	50,733	1,340	(87)	49,278	648	176
Emerging Local Bond Fund	0	44,469	0	697	45,166	222	0
Emerging Markets Bond Fund	61,748	10,956	40,116	1,446	31,775	3,015	148
European StocksPLUS® TR Strategy Fund	0	20,966	16,000	(307)	4,670	1,024	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	25,736	13,502	26,000	813	13,610	2,616	(337)
Floating Income Fund	34,360	267,580	76,902	2,536	227,166	9,694	199
Foreign Bond Fund (Unhedged)	9,564	17	9,719	0	0	18	(351)
Fundamental IndexPLUSTM Fund	0	27,488	0	(323)	27,165	1,761	11
Fundamental IndexPLUSTM TR Fund	47,595	22,760	36,959	9	32,117	3,481	(1,277)
Global Bond Fund (Unhedged)	223	7	0	(2)	238	7	0
GNMA Fund	303	2	300	0	0	2	(5)
High Yield Fund	24,056	1,859	11,271	563	14,756	1,104	(102)
Japanese StocksPLUS® TR Strategy Fund	48,930	67,007	67,668	3,184	47,210	2,388	(2,673)
Long-Term U.S. Government Fund	70,131	19,085	79,070	308	9,919	1,183	(4,445)
Low Duration Fund	1	18,935	9,649	37	9,340	167	17
Real Return Asset Fund	147,956	158,895	267,492	1,014	43,420	7,683	(3,416)
Real Return Fund	117,506	41,601	122,886	297	36,998	4,578	(3,653)
RealEstateRealReturn Strategy Fund	12,838	368	11,227	(93)	1,184	367	(584)
StocksPLUS® Fund	0	5,767	0	90	5,857	135	0
StocksPLUS® Total Return Fund	1	0	0	0	1	0	0
StocksPLUS® TR Short Strategy Fund	124,720	67,978	32,144	(12,109)	152,132	6,529	(1,947)
Total Return Fund	64,499	942	62,755	(11)	2,386	644	(1,834)
Total Return Mortgage Fund	516	10	347	1	181	10	(9)
CommodityRealReturn Strategy Fund®	19,860	122,765	79,319	3,737	66,546	3,628	(1,152)
Totals	$892,494	$1,107,973	$1,111,543	$4,710	$890,821	$56,919	$(17,545)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Annual Report	March 31, 2007	121

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$11,386,775	$10,288,853
All Asset All Authority Fund	0	0	1,107,973	1,111,543
European StocksPLUS® TR Strategy Fund	103,872	102,232	5,561	2,481
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	213,283	223,770	7,432	1,103
Fundamental IndexPLUS™ Fund	35,850	23,892	391,970	21,243
Fundamental IndexPLUS™ TR Fund	2,057,405	2,088,752	452,168	176,055
International StocksPLUS® TR Strategy Fund (Unhedged)	137,860	121,742	51,160	1,088
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	5,423,963	5,422,990	199,266	24,469
Japanese StocksPLUS® TR Strategy Fund	423,820	428,084	27,489	7,546
Real Return Asset Fund	15,013,589	15,850,354	265,914	64,330
RealEstateRealReturn Strategy Fund	1,752,569	2,060,255	14,582	13,867
Small Cap StocksPLUS® TR Fund	48,618	41,991	7,497	199
StocksPLUS® Total Return Fund	692,279	621,941	174,663	35,480
StocksPLUS® TR Short Strategy Fund	455,765	453,747	74,678	12,238
CommodityRealReturn Strategy Fund®	111,998,271	112,157,820	8,268,750	3,681,010

8.   TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	European StocksPLUS® TR Strategy Fund			Far East (ex-Japan) StocksPLUS® TR Strategy Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$200	$2	0	$1,700	$11
Sales	2	800	5	7	3,200	18
Closing Buys	24	0	20	0	0	0
Expirations	0	(200)	(2)	0	(1,700)	(11)
Exercised	(24)	0	(20)	0	(1,000)	(3)
Balance at 03/31/2007	2	$800	$5	7	$2,200	$15

	Fundamental IndexPLUSTM Fund					Fundamental IndexPLUSTM TR Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	194	$6,900	GBP	300	$202	791	$53,400	GBP	5,600	EUR	0	$970
Sales	573	23,000		200	772	1,935	163,800		700		11,000	2,376
Closing Buys	(144)	(5,000)		(300)	(137)	(2,247)	(76,700)		(5,100)		0	(1,538)
Expirations	(457)	(4,200)		0	(257)	(156)	(11,200)		(500)		0	(159)
Exercised	(86)	0		0	(299)	0	0		0		0	0
Balance at 03/31/2007	80	$20,700	GBP	200	$281	323	$129,300	GBP	700	EUR	11,000	$1,649

	International StocksPLUS® TR Strategy Fund (Unhedged)			International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	0	$0	$0	0	$60,000	GBP	0	EUR	0	$419
Sales	80	7,000	96	205	306,500		6,400		35,000	3,461
Closing Buys	(40)	(2,000)	(26)	0	(36,100)		0		0	(276)
Expirations	0	0	0	0	(79,700)		0		0	(459)
Exercised	(12)	0	(9)	0	0		0		0	0
Balance at 03/31/2007	28	$5,000	$61	205	$250,700	GBP	6,400	EUR	35,000	$3,145

122	PIMCO Funds	Strategic Markets Funds

March 31, 2007

	Japanese StocksPLUS® TR Strategy Fund			Real Return Asset Fund			RealEstateRealReturn Strategy Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$2,800	$16	266	$0	$193	100	$0	$66
Sales	18	9,100	78	9,454	242,800	3,863	956	33,700	290
Closing Buys	0	(2,200)	(13)	(22)	(61,000)	(338)	0	0	0
Expirations	0	(600)	(3)	(8,149)	(115,800)	(2,728)	(820)	(33,700)	(267)
Exercised	0	(1,000)	(3)	(1,205)	0	(226)	(236)	0	(89)
Balance at 03/31/2007	18	$8,100	$75	344	$66,000	$764	0	$0	$0

	StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	454	$41,800	GBP	5,700	EUR	0	$673
Sales	1,135	99,400		500		8,000	1,648
Closing Buys	(364)	(36,400)		0		0	(540)
Expirations	(904)	(28,200)		(5,700)		0	(506)
Exercised	(66)	0		0		0	(50)
Balance at 03/31/2007	255	$76,600	GBP	500	EUR	8,000	$1,225

	StocksPLUS® TR Short Strategy Fund							CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	150	$10,700	GBP	500	EUR	0	$173	2,085	$0	$1,431
Sales	583	45,300		300		1,000	647	40,418	1,235,700	16,492
Closing Buys	(182)	(16,900)		0		0	(224)	(10)	(213,000)	(1,113)
Expirations	(405)	(4,300)		(500)		0	(132)	(34,035)	(765,700)	(11,371)
Exercised	(68)	0		0		0	(48)	0	0	0
Balance at 03/31/2007	78	$34,800	GBP	300	EUR	1,000	$416	8,458	$257,000	$5,439

9.   LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $225 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2007 are disclosed as “Payable for line of credit” on the Statement of Assets and Liabilities. As of March 31, 2007, the AAAA Fund was paying interest at 5.75%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2007 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of March 31, 2007

$193,214	$216,301	$11,188	$105	$200,000

Annual Report	March 31, 2007	123

Notes to Financial Statements  (Cont.)

10. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				European StocksPLUS® TR Strategy Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	208,246	$2,640,849	307,715	$3,980,542	8,877	$94,014	27,747	$302,629	1,796	$20,256	228	$2,502
Administrative Class	10,136	128,972	3,584	46,333	0	0	0	0	0	0	0	0
Other Classes	60,416	760,593	199,267	2,565,728	19,107	201,986	36,731	400,262	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	37,548	472,917	27,236	349,881	1,543	16,157	1,293	14,028	155	1,613	63	685
Administrative Class	701	8,845	316	4,060	0	0	0	0	0	0	0	0
Other Classes	11,291	141,077	11,481	146,491	1,147	11,972	525	5,658	0	0	0	0
Cost of shares redeemed
Institutional Class	(123,953)	(1,573,919)	(39,445)	(509,572)	(17,363)	(184,106)	(8,896)	(96,564)	(1,851)	(20,937)	(67)	(666)
Administrative Class	(2,809)	(35,493)	(1,196)	(15,465)	0	0	0	0	0	0	0	0
Other Classes	(126,075)	(1,585,144)	(55,982)	(718,229)	(18,208)	(192,551)	(2,581)	(27,727)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	75,501	$958,697	452,976	$5,849,769	(4,897)	$(52,528)	54,819	$598,286	100	$932	224	$2,521

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				Japanese StocksPLUS® TR Strategy Fund				Real Return Asset Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	21,692	$267,073	33,610	$408,653	5,564	$71,206	3,311	$42,490	184,843	$2,037,662	156,116	$1,842,337
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	1,972	23,908	3,948	46,329	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	6,349	75,315	2,469	29,314	202	2,520	424	5,276	11,316	126,599	6,811	80,599
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	429	5,035	275	3,217	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(28,286)	(345,857)	(10,981)	(114,775)	(5,478)	(67,682)	(608)	(6,781)	(269,105)	(3,042,928)	(19,777)	(242,916)
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Other Classes	(2,401)	(28,531)	(731)	(8,618)	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(245)	$(3,057)	28,590	$364,120	288	$6,044	3,127	$40,985	(72,946)	$(878,667)	143,150	$1,680,020

	CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	265,149	$3,799,670	241,110	$3,778,034
Administrative Class	22,426	321,674	38,967	606,427
Other Classes	87,511	1,256,169	213,388	3,330,893
Issued as reinvestment of distributions
Institutional Class	15,476	217,081	45,051	688,156
Administrative Class	1,973	27,570	3,956	58,899
Other Classes	8,280	115,191	45,820	694,129
Cost of shares redeemed
Institutional Class	(219,788)	(3,151,906)	(101,618)	(1,589,699)
Administrative Class	(11,543)	(165,383)	(4,442)	(68,666)
Other Classes	(200,727)	(2,869,778)	(134,124)	(2,032,760)
Net increase (decrease) resulting from Fund share transactions	(31,243)	$(449,712)	348,108	$5,465,413

124	PIMCO Funds	Strategic Markets Funds

March 31, 2007

Far East (ex-Japan) StocksPLUS® TR Strategy Fund				Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Period from 06/30/2005 to 03/31/2006		Year Ended 03/31/2007		Period from 06/30/2005 to 03/31/2006		Period from 11/30/2006 to 03/31/2007
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

880	$10,887	2,253	$27,333	41,720	$454,465	7,219	$72,719	22,779	$246,689	45,696	$464,310	5,379	$53,822
0	0	0	0	0	0	1	10	0	0	1	10	1	10
0	0	0	0	1	10	0	0	5,219	54,810	3,587	36,269	69	688

262	3,171	139	1,659	2,815	30,349	389	3,901	5,855	60,411	1,907	19,302	218	2,157
0	0	0	0	0	1	0	1	0	1	0	0	0	0
0	0	0	0	0	0	0	0	572	5,885	57	584	0	5

(2,226)	(27,005)	(700)	(7,929)	(7,493)	(77,399)	(24)	(247)	(22,041)	(220,064)	(156)	(1,604)	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	(4,307)	(44,454)	(192)	(1,969)	(1)	(17)

(1,084)	$(12,947)	1,692	$21,063	37,043	$407,426	7,585	$76,384	8,077	$103,278	50,900	$516,902	5,666	$56,665

RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund		StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007(1)		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,454	$12,308	31,358	$307,183	758	$10,821	13,713	$170,149	6,546	$83,059	7,081	$62,519	15,756	$147,081
0	0	0	0	0	0	0	0	0	0	0	0	0	0
4,501	38,718	6,492	66,053	38	384	1,792	21,192	3,702	46,287	120	1,028	0	0

5,172	39,580	14,804	128,303	12	132	2,287	27,460	1,715	20,718	815	6,782	143	1,310
0	0	0	0	0	0	0	0	0	0	0	0	0	0
3,366	25,047	2,132	18,220	0	3	593	7,064	857	10,244	3	19	0	0

(34,240)	(298,311)	(50,226)	(516,298)	(4)	(40)	(6,287)	(76,122)	(24,233)	(305,811)	(3,958)	(34,897)	(1,610)	(15,017)
0	0	0	0	0	0	0	0	0	0	0	0	0	0
(5,904)	(50,032)	(3,686)	(36,946)	0	0	(2,762)	(32,360)	(3,877)	(47,824)	(5)	(38)	0	0

(25,651)	$(232,690)	874	$(33,485)	804	$11,300	9,336	$117,383	(15,290)	$(193,327)	4,056	$35,413	14,289	$133,374

(1) The Small Cap StocksPLUS®TR Fund incepted on 03/31/2006.

Annual Report	March 31, 2007	125

Notes to Financial Statements  (Cont.)

11.   REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On

June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to the tax risk.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code, is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provided that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

126	PIMCO Funds	Strategic Markets Funds

March 31, 2007

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
All Asset Fund	$58,611	$0	$207,385	$(5)	$(186,733)	$0
All Asset All Authority Fund	2,226	0	1,590	0	(16,215)	0
European StocksPLUS® TR Strategy Fund	222	0	37	0	0	(281)
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	682	0	27	(1)	0	0
Fundamental IndexPLUS™ Fund	3,469	0	490	(75)	0	(574)
Fundamental IndexPLUS™ TR Fund	2,792	0	1	(126)	(3,145)	(3,320)
International StocksPLUS® TR Strategy Fund (Unhedged)	1,559	0	106	(7)	(468)	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,590	35	3,002	(675)	0	(156)
Japanese StocksPLUS® TR Strategy Fund	863	0	(131)	(4)	0	(63)
Real Return Asset Fund	0	0	(16,195)	(631)	0	(21,154)
RealEstateRealReturn Strategy Fund	20,707	0	(3,179)	(135)	(17,879)	(3,729)
Small Cap StocksPLUS® TR Fund	238	158	14	(2)	0	0
StocksPLUS® Total Return Fund	4,997	3,188	(969)	(120)	0	0
StocksPLUS® TR Short Strategy Fund	1,166	0	239	(57)	(13,920)	(3,127)
CommodityRealReturn Strategy Fund®	487,179	0	372,650	(14,078)	(514,000)	(298,032)

(1)

Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Funds elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses

	2014	2015
All Asset Fund	$0	$186,733
All Asset All Authority Fund	0	16,215
Fundamental IndexPLUS™ TR Fund	2,291	854
International StocksPLUS® TR Strategy Fund (Unhedged)	0	468
RealEstateRealReturn Strategy Fund	0	17,879
StocksPLUS® TR Short Strategy Fund	1,076	12,844
CommodityRealReturn Strategy Fund®	0	514,000

Annual Report	March 31, 2007	127

Notes to Financial Statements  (Cont.)

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$12,370,456	$219,166	$(11,782)	$207,384
All Asset All Authority Fund	889,742	14,522	(12,932)	1,590
European StocksPLUS® TR Strategy Fund	10,407	48	(13)	35
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	23,538	136	(36)	100
Fundamental IndexPLUS™ Fund	481,806	716	(86)	630
Fundamental IndexPLUS™ TR Fund	619,193	1,065	(605)	460
International StocksPLUS® TR Strategy Fund (Unhedged)	82,512	26	(37)	(11)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	847,581	5,334	(1,368)	3,966
Japanese StocksPLUS® TR Strategy Fund	83,792	114	(127)	(13)
Real Return Asset Fund	1,986,354	16,685	(33,171)	(16,486)
RealEstateRealReturn Strategy Fund	273,013	1,959	(5,279)	(3,320)
Small Cap StocksPLUS® TR Fund	18,531	8	(17)	(9)
StocksPLUS® Total Return Fund	486,205	536	(1,967)	(1,431)
StocksPLUS® TR Short Strategy Fund	184,920	350	(182)	168
CommodityRealReturn Strategy Fund®	19,429,735	500,258	(136,056)	364,202

(5)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions		Return of Capital(7)
All Asset Fund	$681,865	$34,627	$0	$553,416	$42,598		$0
All Asset All Authority Fund	38,486	1,264	0	26,141	850		0
European StocksPLUS® TR Strategy Fund	1,613	0	0	685	0		0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	3,170	0	0	1,659	0		0
Fundamental IndexPLUS™ Fund	32,246	0	0	3,911	0		0
Fundamental IndexPLUS™ TR Fund	70,483	0	0	20,595	0		0
International StocksPLUS® TR Strategy Fund (Unhedged)	2,162	0	0	N/A	N/A		N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	81,939	0	0	33,524	0		0
Japanese StocksPLUS TR Strategy Fund	2,520	0	0	5,276	0		0
Real Return Asset Fund	126,724	5	0	74,476	6,350		0
RealEstateRealReturn Strategy Fund	70,922	93	0	152,489	2,500		0
Small Cap StocksPLUS® TR Fund	136	0	0	N/A	N/A		N/A
StocksPLUS® Total Return Fund	20,806	15,318	0	23,173	11,202		0
StocksPLUS® TR Short Strategy Fund	6,808	0	0	1,283	3		0
CommodityRealReturn Strategy Fund®	453,910	0	0	1,352,226	12,617	(8)	558,572

(6) Includes short-term capital gains, if any, distributed.

(7)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

(8) This amount was reported as a dividend pursuant to information reporting rules of the Internal Revenue Code.

128	PIMCO Funds	Strategic Markets Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturnStrategy Fund®, European StocksPLUS® TR Strategy Fund, Far East (ex-Japan) StocksPLUS® TR Strategy Fund, Fundamental IndexPLUSTM Fund, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), Japanese StocksPLUS® TR Strategy Fund, Real Return Asset Fund, RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, fifteen of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year or period then ended, the changes in each of their net assets and cash flows for the All Asset All Authority Fund and the financial highlights of the Funds for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	129

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.22%	0.23%	$463,347	$727
All Asset All Authority Fund	0.22%	0.27%	26,358	41
European StocksPLUS® TR Strategy Fund	0.11%	0.11%	548	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	0.26%	0.26%	1,118	0
Fundamental IndexPLUS™ Fund	0.00%	0.00%	12,109	0
Fundamental IndexPLUS™ TR Fund	0.07%	0.13%	19,890	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.00%	0.00%	868	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.32%	0.32%	27,485	0
Japanese StocksPLUS® TR Strategy Fund	0.46%	0.46%	2,138	0
Real Return Asset Fund	0.00%	0.00%	105,598	6,015
RealEstateRealReturn Strategy Fund	0.00%	0.00%	7,736	0
Small Cap StocksPLUS® TR Fund	0.28%	0.57%	238	0
StocksPLUS® Total Return Fund	0.38%	0.52%	11,707	7,103
StocksPLUS® TR Short Strategy Fund	0.26%	0.51%	5,827	0
CommodityRealReturn Strategy Fund®	0.01%	0.01%	315,911	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

130	PIMCO Funds	Strategic Markets Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	131

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

132	PIMCO Funds	Strategic Markets Funds

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	(Unaudited)

On November 14, 2006, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), a new series of the Trust (the “Fund”). The Agreements are currently in effect with respect to other series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of the Fund. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the Fund.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure administrative services and bears the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Fund and its shareholders.

3.	Investment Performance

As the Fund was a new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Fund. However, the Board did consider comparative performance data with respect to other series of PIMCO Funds and information with respect to the performance of other funds within the Fund’s Lipper peer group.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors. The Board reviewed the proposed advisory fee, administration fee and estimated total expenses of the Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO would provide or procure administrative services and bear the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified administrative fee creates a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that the Fund’s proposed administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed

Annual Report	March 31, 2007	133

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	(Unaudited)

contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

The Board also noted that PIMCO proposed to reduce total annual fund operating expenses by waiving a portion of its administrative fee or reimbursing the Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee, distribution and service fees (distribution and service fees applicable only with respect to the Administrative Class), administrative fee and other expenses borne by the Fund not covered by the administrative fee, plus 0.49 basis points.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Fund, are reasonable and approval of the Agreements would likely benefit the Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Fund was a new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Fund’s overall expense ratio).

The Board concluded that the Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Fund. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the Fund and its shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Fund, and that the approval of the Agreements was in the best interests of the Fund and its shareholders.

134	PIMCO Funds	Strategic Markets Funds

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services - Midwest

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

This report is submitted for the general information of the shareholders of the PIMCO Funds.

15-26780-02

PIMCO Funds

Annual Report

MARCH 31, 2007

Real Return Strategy, Equity-Related & Asset Allocation Funds

Share Classes

REAL RETURN STRATEGY

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® TR Short Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		17
Financial Highlights		76
Statements of Assets and Liabilities		82
Consolidated Statement of Assets and Liabilities		84
Statements of Operations		85
Consolidated Statement of Operations		87
Statements of Changes in Net Assets		88
Consolidated Statements of Changes in Net Assets		91
Statement of Cash Flows		92
Notes to Financial Statements		93
Report of Independent Registered Public Accounting Firm		109
Federal Income Tax Information		110
Management of the Trust		111
Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)		113

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	18
All Asset All Authority Fund	7	19
Fundamental IndexPLUS™ TR Fund	8	20
International StocksPLUS® TR Strategy Fund (Unhedged)	9	28
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	10	33
RealEstateRealReturn Strategy Fund	11	39
Small Cap StocksPLUS® TR Fund	12	43
StocksPLUS® Fund	13	47
StocksPLUS® Total Return Fund	14	54
StocksPLUS® TR Short Strategy Fund	15	61
CommodityRealReturn Strategy Fund®	16	67

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the financial markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

•	Stocks fared well during the period, with the S&P 500 Index returning 11.83%. Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 9.39% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage risk, non-U.S. security risk, real estate risk, emerging markets risk, currency risk, leveraging risk, small company risk, short sale risk, allocation risk, underlying fund risk, tax risk, subsidiary risk and management risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non- U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified fund may have additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The Commodity Real Return Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B or C) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the A, B and C shares were first offered in (month/year): StocksPLUS® (1/97), Commodity Real Return Strategy (11/02), All Asset (4/03), StocksPLUS® Total Return (7/03) , All Asset All Authority (7/05), Small Cap StocksPLUS® TR (7/06) and StocksPLUS® TR Short Strategy (7/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge [CDSC] which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year, or 18 months in the case of the CommodityRealReturn Strategy, International StocksPLUS® TR Strategy (U.S. Dollar-Hedged) and RealEstateRealReturn Strategy Funds. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. The charts reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

4	PIMCO Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for most funds is from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO All Asset Fund	Class A:	PASAX
	Class B:	PASBX
	Class C:	PASCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund).

•	Significant and growing exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, modestly contributed to performance as these strategies posted positive returns.

•

Large exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance; TIPS gained as real yields declined. However, decreasing exposure towards the end of the period detracted from performance.

•	Growing exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, slightly added to performance as the Dow Jones-AIG Commodity Total Return Index gained 9.39% during the period.

•

Although any amount of exposure to Real Estate Investment Trust (“REIT”) strategies benefited performance, as the Dow Jones Wilshire REIT Index returned 21.85% during the period, negligible exposure detracted from performance.

•

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. Reduced equity exposure in the Fund during the fourth quarter of 2006 detracted from performance.

•	Minimal exposure to mortgage-backed securities detracted from performance as returns were moderate for the asset class, although some exposure benefited the Fund.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/31/02)
PIMCO All Asset Fund Class A	7.36%	10.88%
PIMCO All Asset Fund Class A (adjusted)	3.33%	9.97%
PIMCO All Asset Fund Class B	6.61%	10.05%
PIMCO All Asset Fund Class B (adjusted)	3.11%	9.98%
PIMCO All Asset Fund Class C (adjusted)	5.60%	10.04%
Lehman Brothers U.S. TIPS: 1-10 Year Index	5.57%	5.55%
Consumer Price Index + 500 Basis Points	8.02%	8.10%
Lipper Flexible Portfolio Fund Average	8.21%	11.84%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.465% for Class A shares and 2.215% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

PIMCO Funds Allocation*

Floating Income Fund	27.4%
CommodityRealReturn Strategy Fund®	10.8%
Developing Local Markets Fund	9.7%
Real Return Asset Fund	9.1%
Real Return Fund	5.9%
Other	37.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,041.39	$1,037.66	$1,037.68	$1,020.82	$1,017.08	$1,017.08
Expenses Paid During Period†	$4.20	$8.00	$8.00	$4.16	$7.92	$7.92

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.825% for Class A, 1.575% for Class B, 1.575% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which are based upon the allocation of the Fund’s assets among the Underlying Funds and are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in underlying Funds. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund	Class A:	PAUAX
	Class C:	PAUCX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund).

•	Significant and growing exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, modestly contributed to performance as these strategies posted positive returns.

•

Large exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance; TIPS gained as real yields declined on slowing U.S. growth. However, decreasing exposure towards the end of the period detracted from performance.

•	Growing exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, slightly added to performance as the Dow Jones-AIG Commodity Total Return Index gained 9.39% during the period.

•

Although any amount of exposure to Real Estate Investment Trust (“REIT”) strategies benefited performance, as the Dow Jones Wilshire REIT Index returned 21.85% during the period, negligible exposure detracted from performance.

•	Exposure to equity strategies benefited performance due to strong returns domestically and internationally. Reduced equity exposure in the Fund detracted from performance.

•	Minimal exposure to mortgage-backed securities detracted from performance as returns were moderate for the asset class.

Average Annual Total Return for the period ended March 31, 2007

	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class A	6.16%	7.84%
PIMCO All Asset All Authority Fund Class A (adjusted)	2.18%	6.64%
PIMCO All Asset All Authority Fund Class C (adjusted)	4.43%	7.05%
S&P 500 Index	11.83%	11.26%
Consumer Price Index + 650 Basis Points	9.65%	10.00%
Lipper Flexible Portfolio Fund Average	8.21%	10.80%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.70% and 3.44% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

PIMCO Funds Allocation*

Floating Income Fund	25.5%
StocksPLUS® TR Short Strategy Fund	17.1%
Developing Local Markets Fund	7.8%
CommodityRealReturn Strategy Fund®	7.5%
Diversified Income Fund	5.5%
Japanese StocksPLUS® TR Strategy Fund	5.3%
Emerging Local Bond Fund	5.0%
Other	26.3%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,042.18	$1,038.41	$1,012.52	$1,008.73
Expenses Paid During Period†	$12.68	$16.52	$12.49	$16.28

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (2.49% for Class A, 3.25% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund Expenses attributable to advisor and administrative fees are currently capped at 0.69% of the total assets invested in underlying Funds. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

PIMCO Fundamental IndexPLUSTM TR Fund	Class A:	PIXAX
	Class C:	PIXCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

The FTSE RAFI™ 1000 Index posted a total return of 15.64% during the twelve-month period ended March 31, 2007, well above the 11.83% return of the S&P 500 Index over the same time period. The FTSE RAFI™ 1000 Index benefited from a higher allocation to the utilities sector and lower allocations to the information technology and health care sectors, compared to the S&P 500 Index.

•

The Fund obtained exposure via total return swaps to the Enhanced RAFI™ 1000, an enhanced and performance-recalibrated version of the FTSE RAFI™ 1000 Index. Enhanced RAFI™ 1000 outperformed the FTSE RAFI™ 1000 Index. The Fund switched exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000. The change in index exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000 became effective on October 15, 2006.

•

Interest rate exposure within the U.S. was strongly positive overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class A	15.00%	12.69%
PIMCO Fundamental IndexPLUS™ TR Fund Class A (adjusted)	10.68%	10.26%
PIMCO Fundamental IndexPLUS™ TR Fund Class C (adjusted)	13.23%	11.99%
FTSE RAFI™ 1000 Index	15.64%	15.07%
S&P 500 Index	11.83%	12.70%
Lipper Specialty Diversified Equity Fund Average	3.13%	5.41%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. The Fund’s gross expense ratios are 1.19% and 1.94% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	33.1%
Corporate Bonds & Notes	22.7%
Asset-Backed Securities	19.5%
Short-Term Instruments	13.4%
Mortgage-Backed Securities	8.5%
Other	2.8%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,084.54	$1,081.74	$1,019.25	$1,015.51
Expenses Paid During Period†	$5.92	$9.81	$5.74	$9.50

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.14% for Class A and 1.89% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.14% for Class A and 1.89% for Class C reflects net annualized expenses after application of an expense reduction of 0.05%. The expense reduction described in the preceding sentence terminated on March 31, 2007, and effective April 1, 2007, this share Class’s expense ratio is 1.19% for Class A and 1.94% for Class C.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	Class A:	PPUAX
	Class C:	PPUCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management, by investing, under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund was launched on November 30, 2006.

•

In the four-month period since the launch of the International StocksPLUS® TR Strategy Fund (Unhedged), the Morgan Stanley Capital International Europe, Australasia Far East (“EAFE”) Net Dividend Index (Unhedged) returned 7.34%.

•	Duration exposure in the U.S. was negative for performance due to upward movement in most intermediate and long-term rates (three years and longer), where the Fund’s duration exposure was focused.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit and emerging markets holdings provided incremental yield and positive relative price performance.

•	Exposure to U.K. and Japan short-maturity bonds detracted from performance as short-term yields rose during the period.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception* (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A	6.25%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class A (adjusted)	6.97%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class C (adjusted)	4.95%
MSCI EAFE Net Dividend Index, USD Unhedged	7.34%
Lipper International Multi-Cap Core Fund Average	6.78%

* Cumulative

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. The Fund’s gross expense ratio is 1.12%, which does not include an expense reduction, contractually guaranteed through at least 3/31/08. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.12% and 1.87% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 11/27/06, as supplemented to date.

A line graph is not included since the Fund has less than six months of audited financial statements.

Allocation Breakdown**

U.S. Government Agencies	31.7%
Short-Term Instruments	27.5%
Asset-Backed Securities	17.9%
Corporate Bonds & Notes	16.3%
Mortgage-Backed Securities	5.6%
Other	1.0%

** % of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (11/30/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,062.48	$1,059.52	$1,019.50	$1,015.76
Expenses Paid During Period†	$3.73	$6.28	$5.49	$9.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.09% for Class A and 1.84% for Class C), multiplied by the average account value over the period, multiplied by 122/182 (to reflect the period since the Fund commenced operations on 11/30/06). The annualized expense ratio of 1.09% for Class A and 1.84% for Class C reflects net annualized expenses after application of an expense reduction of 0.67% and 0.58%, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	9

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Class A:	PIPAX
	Class B:	PIPBX
	Class C:	PIPCX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management, by investing, under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

Interest rate exposure within the U.S. was positive for performance overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)*
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A	14.16%	19.46%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class A (adjusted)	7.88%	17.50%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B	13.32%	18.57%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class B (adjusted)	8.39%	17.99%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class C (adjusted)	12.31%	18.61%
MSCI EAFE Net Dividend Index, USD Hedged	13.73%	20.09%
Lipper International Multi-Cap Core Fund Average	17.95%	20.84%

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.20% for Class A shares and 1.95% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Government Agencies	53.5%
Short-Term Instruments	17.0%
Asset-Backed Securities	12.1%
Mortgage-Backed Securities	7.0%
Corporate Bonds & Notes	6.4%
Other	4.0%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,115.59	$1,112.11	$1,111.83	$1,018.95	$1,015.21	$1,015.21
Expenses Paid During Period†	$6.33	$10.27	$10.27	$6.04	$9.80	$9.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.20% for Class A, 1.95% for Class B and 1.95% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund	Class A:	PETAX
	Class B:	PETBX
	Class C:	PETCX

Portfolio Insights

•

The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•

Above-index duration expressed through nominal bonds and Treasury Inflation-Protected Securities (“TIPS”) modestly added to performance, resulting from falling U.S. nominal and real yields over the period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

•	TIPS marginally underperformed the one-month LIBOR financing cost of gaining index exposure as instruments with longer duration typically underperform in a rising interest rate environment.

•	An underweight to Canadian nominal duration for most of the period was negative for performance as rates fell over the period.

•

Real Estate Investment Trusts (“REITs”) gained for the period based on a positive outlook for rental rates to increase amid declining vacancies, which enhanced total return performance of the Fund. Also, investor flows into commercial real estate and industry consolidation helped support the asset class.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)*
PIMCO RealEstateRealReturn Strategy Fund Class A	19.57%	27.75%
PIMCO RealEstateRealReturn Strategy Fund Class A (adjusted)	13.00%	25.66%
PIMCO RealEstateRealReturn Strategy Fund Class B	18.73%	26.77%
PIMCO RealEstateRealReturn Strategy Fund Class B (adjusted)	14.64%	26.40%
PIMCO RealEstateRealReturn Strategy Fund Class C (adjusted)	17.90%	26.76%
Dow Jones Wilshire Real Estate Investment Trust Index	21.85%	27.73%
Lipper Real Estate Fund Average	21.51%	25.90%

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.19% for Class A shares and 1.94% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Treasury Obligations	78.9%
U.S. Government Agencies	8.5%
Short-Term Instruments	6.2%
Corporate Bonds & Notes	3.4%
Foreign Currency-Denominated Issues	1.7%
Other	1.3%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,099.93	$1,096.12	$1,095.92	$1,019.00	$1,015.26	$1,015.26
Expenses Paid During Period†	$6.23	$10.14	$10.14	$5.99	$9.75	$9.75

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.19% for Class A, 1.94% for Class B, 1.94% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	11

PIMCO Small Cap StocksPLUS® TR Fund	Class A:	PCKAX
	Class C:	PCKCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•	Small Cap U.S. stocks posted a modest return for the twelve-month period ended March 31, 2007. The total return of the Russell 2000 Index was 5.91% over this time period.

•

Interest rate exposure within the U.S. was positive overall as most rates declined during the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•

Limited exposure to credit sensitive assets was marginally positive for performance overall as both credit and emerging markets holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class A	6.94%	6.94%
PIMCO Small Cap StocksPLUS® TR Fund Class A (adjusted)	2.93%	2.93%
PIMCO Small Cap StocksPLUS® TR Fund Class C (adjusted)	5.08%	5.08%
Russell 2000® Index	5.91%	5.91%
Lipper Specialty Diversified Equity Funds Average	3.13%	3.13%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.16% and 1.91% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	35.1%
Short-Term Instruments	31.3%
Corporate Bonds & Notes	15.1%
Asset-Backed Securities	14.3%
Mortgage-Backed Securities	3.1%
Other	1.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,113.20	$1,109.31	$1,019.25	$1,015.51
Expenses Paid During Period†	$6.01	$9.94	$5.74	$9.50

† The actual expenses are equal to the net annualized expense ratio for the class (1.14% for Class A and 1.89% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.14% for Class A and 1.89% for Class C reflects net annualized expenses after application of an expense reduction 1.40% and 2.27%, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO StocksPLUS® Fund	Class A:	PSPAX
	Class B:	PSPBX
	Class C:	PSPCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

U.S. duration exposure concentrated in short maturities (less than one year) detracted from performance as short-term rates increased coincident with Federal Reserve interest rate hikes early in the period.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Exposure to credit sensitive assets was slightly positive overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)*
PIMCO StocksPLUS® Fund Class A	10.80%	5.81%	7.83%	10.79%
PIMCO StocksPLUS® Fund Class A (adjusted)	7.48%	5.17%	7.51%	10.55%
PIMCO StocksPLUS® Fund Class B	10.00%	5.04%	7.30%	10.37%
PIMCO StocksPLUS® Fund Class B (adjusted)	5.00%	4.71%	7.30%	10.37%
PIMCO StocksPLUS® Fund Class C (adjusted)	9.24%	5.29%	7.30%	10.24%
S&P 500 Index	11.83%	6.27%	8.20%	10.83%
Lipper Large-Cap Core Fund Average	9.88%	5.00%	6.88%	9.39%

* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.95%, 1.70% and 1.45% for Class A, Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	34.7%
Short-Term Instruments	27.9%
U.S. Government Agencies	14.0%
Mortgage-Backed Securities	11.7%
Asset-Backed Securities	5.5%
Other	6.2%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,069.49	$1,066.02	$1,065.98	$1,020.19	$1,016.45	$1,017.70
Expenses Paid During Period†	$4.90	$8.76	$7.47	$4.78	$8.55	$7.29

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B, 1.45% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	13

PIMCO StocksPLUS® Total Return Fund	Class A:	PTOAX
	Class B:	PTOBX
	Class C:	PSOCX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

Interest rate exposure within the U.S. was strongly positive overall as most rates declined during the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield over Treasuries.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/28/02)*
PIMCO StocksPLUS® Total Return Fund Class A	11.77%	11.20%
PIMCO StocksPLUS® Total Return Fund Class A (adjusted)	7.57%	10.31%
PIMCO StocksPLUS® Total Return Fund Class B	10.87%	10.32%
PIMCO StocksPLUS® Total Return Fund Class B (adjusted)	7.37%	10.24%
PIMCO StocksPLUS® Total Return Fund Class C (adjusted)	9.93%	10.33%
S&P 500 Index	11.83%	9.89%
Lipper Large-Cap Core Fund Average	9.88%	8.36%

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.09% for Class A shares and 1.84% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Government Agencies	40.4%
Short-Term Instruments	29.7%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	12.0%
Mortgage-Backed Securities	3.8%
Other	1.5%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,068.99	$1,064.61	$1,065.26	$1,019.50	$1,015.76	$1,015.76
Expenses Paid During Period†	$5.62	$9.47	$9.47	$5.49	$9.25	$9.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.09% for Class A, 1.84% for Class B, 1.84% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund	Class A:	PSSAX
	Class C:	PSSCX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of total return, by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•

Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007. As such, the inverse of the S&P 500 Index declined over the same period, posting a total return of -10.99%.

•	Short S&P 500 Index futures exposure benefited relative performance as the financing rate that accrued to a seller of these futures increased performance.

•

Interest rate exposure within the U.S. was strongly positive overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year		Fund Inception (07/23/03)*
PIMCO StocksPLUS® TR Short Strategy Fund Class A	–	1.47%	– 1.24%
PIMCO StocksPLUS® TR Short Strategy Fund Class A (adjusted)	–	5.16%	– 2.26%
PIMCO StocksPLUS® TR Short Strategy Fund Class C (adjusted)	–	3.24%	– 2.01%
Inverse of S&P 500 Index	–	10.99%	–11.59%
Lipper Dedicated Short Bias Fund Average	–	4.00%	–11.36%

* The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.14% and 1.89% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	29.8%
U.S. Government Agencies	28.5%
Corporate Bonds & Notes	28.2%
Asset-Backed Securities	6.0%
Other	7.5%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$972.16	$969.00	$1,019.25	$1,015.51
Expenses Paid During Period†	$5.61	$9.28	$5.74	$9.50

† The actual expenses are equal to the net annualized expense ratio for the class (1.14% for Class A and 1.89% for Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	15

PIMCO CommodityRealReturn Strategy Fund®	Class A:	PCRAX
	Class B:	PCRBX
	Class C:	PCRCX

Portfolio Insights

•

The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

•	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

•	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

•	Holdings of Canadian nominal bonds late in the period detracted from performance due to moderately higher rates in this period.

•	Commodities generally gained during this period, which enhanced total return performance of the Fund.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/28/02)*
PIMCO CommodityRealReturn Strategy Fund® Class A	7.95%	18.74%
PIMCO CommodityRealReturn Strategy Fund® Class A (adjusted)	2.01%	17.33%
PIMCO CommodityRealReturn Strategy Fund® Class B	7.11%	17.86%
PIMCO CommodityRealReturn Strategy Fund® Class B (adjusted)	2.11%	17.63%
PIMCO CommodityRealReturn Strategy Fund® Class C (adjusted)	6.11%	17.86%
Dow Jones-AIG Commodity Total Return Index	9.39%	15.19%
Lipper Specialty Diversified Equity Fund Average	3.13%	4.39%

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 5.5% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.24% for Class A shares and 1.99% for Class B and Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Treasury Obligations	65.1%
Commodity Index- Linked Notes	18.8%
Short-Term Instruments	4.9%
U.S. Government Agencies	4.1%
Corporate Bonds & Notes	2.8%
Other	4.3%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,079.77	$1,075.48	$1,074.73	$1,018.75	$1,015.01	$1,015.01
Expenses Paid During Period†	$6.43	$10.30	$10.29	$6.24	$10.00	$10.00

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.24% for Class A, 1.99% for Class B and Class C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.24% for Class A, 1.99% for Class B and Class C reflects net annualized expenses after application of an expense waiver of 0.01% for all classes.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index, is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest directly in the index.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year is an unmanaged index market comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index, USD Hedged	MSCI EAFE Net Dividend Index, USD Hedged is an unmanaged index of issuers in countries of Europe, Australasia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index, USD Unhedged	MSCI EAFE Net Dividend Index USD Unhedged is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Annual Report	March 31, 2007	17

Schedule of Investments All Asset Fund (a)	March 31, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.3%
CommodityRealReturn Strategy Fund®	92,788,376	$1,354,710
Convertible Fund	3,617,251	49,701
Developing Local Markets Fund	113,186,688	1,221,284
Diversified Income Fund	52,138,309	580,299
Emerging Local Bond Fund	52,962,370	529,094
Emerging Markets Bond Fund	41,424,749	461,058
Floating Income Fund	326,367,258	3,443,175
Foreign Bond Fund (Unhedged)	3,793,890	38,736
Fundamental IndexPLUSTM Fund	28,665,461	313,027
Fundamental IndexPLUSTM TR Fund	42,764,742	447,319
GNMA Fund	7,848,452	87,196
High Yield Fund	35,353,804	351,417
Income Fund	2,000,000	20,000
International StocksPLUS® TR Strategy Fund (Unhedged)	5,220,443	53,301

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,688,290	$498,838
Long-Term U.S. Government Fund	16,424,716	175,088
Low Duration Fund	41,211,782	410,057
Real Return Asset Fund	102,859,367	1,150,996
Real Return Fund	68,180,726	742,488
RealEstateRealReturn Strategy Fund	5,029,019	38,271
Short-Term Fund	2,990,735	29,788
Small Cap StocksPLUS® TR Strategy Fund	568,518	6,026
StocksPLUS® Fund	1,812,459	20,064
StocksPLUS® Total Return Fund	7,434,210	88,244
Total Return Fund	29,353,715	306,159
Total Return Mortgage Fund	15,011,236	160,921

Total PIMCO Funds (Cost $12,317,019)		12,577,257

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$583	$583

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $595. Repurchase proceeds are $583.)
Total Short-Term Instruments (Cost $583)		583

Total Investments 100.3% (Cost $12,317,602)		$12,577,840

Other Assets and Liabilities (Net) (0.3%)		(39,331)

Net Assets 100.0%		$12,538,509

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

18	PIMCO Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund (a)	March 31, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 129.1%
CommodityRealReturn Strategy Fund®	4,557,966	$66,546
Convertible Fund	37,431	514
Developing Local Markets Fund	6,412,572	69,192
Diversified Income Fund	4,427,509	49,278
Emerging Local Bond Fund	4,521,073	45,166
Emerging Markets Bond Fund	2,854,910	31,775
European StocksPLUS® TR Strategy Fund	452,550	4,670
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,083,595	13,610
Floating Income Fund	21,532,318	227,166
Fundamental IndexPLUSTM Fund	2,487,650	27,165
Fundamental IndexPLUSTM
TR Fund	3,070,448	32,117
Global Bond Fund (Unhedged)	24,221	238

	SHARES	VALUE (000S)
High Yield Fund	1,484,494	$14,756
Japanese StocksPLUS® TR Strategy Fund	3,560,363	47,210
Long-Term U.S. Government Fund	930,492	9,919
Low Duration Fund	938,693	9,340
Real Return Asset Fund	3,880,277	43,420
Real Return Fund	3,397,378	36,998
RealEstateRealReturn Strategy Fund	155,593	1,184
StocksPLUS® Fund	529,068	5,857
StocksPLUS® Total Return Fund	80	1
StocksPLUS® TR Short Strategy Fund	18,154,193	152,132
Total Return Fund	228,733	2,386
Total Return Mortgage Fund	16,868	181

Total PIMCO Funds (Cost $886,111)		890,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$511	$511

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $525. Repurchase proceeds are $511.)
Total Short-Term Instruments (Cost $511)		511

Total Investments 129.1% (Cost $886,622)		$891,332

Other Assets and Liabilities (Net) (29.1%)		(201,178)

Net Assets 100.0%		$690,154

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2007	19

Schedule of Investments Fundamental IndexPLUS™ TR Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
HCA, Inc.
7.614% due 11/14/2013	$2,494	$2,518

Idearc, Inc.
7.320% due 11/09/2014	2,494	2,512

Total Bank Loan Obligations (Cost $4,987)		5,030

CORPORATE BONDS & NOTES 22.8%

BANKING & FINANCE 16.7%
AIG-Fp Matched Funding Corp.
5.350% due 06/16/2008	1,100	1,101

Allstate Life Global Funding Trusts
5.390% due 03/23/2009	600	601

American Express Centurion Bank
5.380% due 04/17/2009	4,200	4,201

American Express Credit Corp.
5.380% due 11/09/2009	400	400

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.350% due 06/23/2008	3,500	3,500
5.370% due 06/16/2009	1,300	1,301

ANZ National International Ltd.
5.400% due 08/07/2009	2,200	2,200

Bank of America Corp.
5.360% due 09/25/2009	2,200	2,203
5.370% due 11/06/2009	600	600
5.440% due 09/18/2009	200	200

Bank of America N.A.
5.360% due 07/25/2008	1,600	1,601
6.000% due 10/15/2036	300	302

Bank of Ireland
5.400% due 12/18/2009	3,100	3,103

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	3,400	3,407

C10 Capital SPV Ltd.
6.722% due 12/01/2049	800	790

Calabash Re II Ltd.
13.755% due 01/08/2010	1,600	1,642
14.955% due 01/08/2010	1,600	1,672

CIT Group, Inc.
5.480% due 08/17/2009	300	300
5.500% due 12/19/2008	500	501
5.510% due 08/15/2008	1,000	1,002
5.510% due 01/30/2009	600	601
5.650% due 11/03/2010	1,400	1,406

Citigroup Funding, Inc.
5.330% due 12/08/2008	200	200

Citigroup, Inc.
5.380% due 12/28/2009	500	500
5.388% due 12/26/2008	3,600	3,603

DnB NORBank ASA
5.402% due 02/25/2008	1,500	1,511
5.430% due 10/13/2009	1,000	1,001

Export-Import Bank of China
4.875% due 07/21/2015	100	98

Foundation Re II Ltd.
12.110% due 11/26/2010	1,400	1,425

General Electric Capital Corp.
5.390% due 10/26/2009	500	500
5.400% due 01/05/2009	1,800	1,801

GMAC LLC
6.000% due 12/15/2011	200	194

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	500	500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.400% due 03/30/2009	$3,600	$3,601
5.440% due 06/23/2009	1,100	1,101
5.440% due 11/16/2009	1,300	1,301
5.460% due 07/29/2008	700	701
5.690% due 07/23/2009	300	302

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Finance Corp.
5.420% due 10/21/2009	800	800
5.485% due 09/15/2008	300	301

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	2,015

ICICI Bank Ltd.
5.900% due 01/12/2010	1,800	1,804

John Deere Capital Corp.
5.410% due 04/15/2008	600	600
5.410% due 07/15/2008	700	701

JPMorgan Chase & Co.
5.370% due 06/26/2009	800	800
5.396% due 06/26/2009	2,200	2,202

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	100

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,200	2,201
5.400% due 12/23/2008	200	200
5.440% due 04/03/2009	600	600
5.460% due 11/16/2009	1,900	1,900
5.560% due 12/23/2010	900	902
5.610% due 11/10/2009	500	502

MBNA Corp.
5.790% due 05/05/2008	4,465	4,488

Merrill Lynch & Co., Inc.
5.428% due 12/04/2009	1,400	1,400
5.450% due 08/14/2009	1,900	1,901

MetLife, Inc.
6.400% due 12/15/2036	400	392

Morgan Stanley
5.360% due 11/21/2008	900	900
5.470% due 02/09/2009	700	701
5.600% due 01/22/2009	2,600	2,602

Mystic Re Ltd.
11.660% due 12/05/2008	1,500	1,515

National Australia Bank Ltd.
5.380% due 09/11/2009	800	801

Petroleum Export Ltd.
5.265% due 06/15/2011	86	85

Pricoa Global Funding I
5.440% due 01/25/2008	1,300	1,301

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,183

Resona Bank Ltd.
5.850% due 09/29/2049	200	199

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	1,200	1,201
5.760% due 07/06/2012	1,700	1,701

Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	500	500
5.410% due 09/19/2008	5,000	5,009

SLM Corp.
5.500% due 07/27/2009	600	600

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	1,007

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
USB Capital IX
6.189% due 04/15/2049	$200	$205

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	900	902

Wachovia Corp.
5.410% due 10/28/2008	1,300	1,302

Wells Fargo & Co.
5.380% due 03/10/2008	3,400	3,403

Westpac Banking Corp.
5.280% due 06/06/2008	800	800

World Savings Bank FSB
5.400% due 05/08/2009	2,200	2,201

		103,295

INDUSTRIALS 4.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	3,900	3,911

C8 Capital SPV Ltd.
6.640% due 12/31/2049	5,100	5,056

CODELCO, Inc.
6.150% due 10/24/2036	100	103

Comcast Corp.
5.875% due 02/15/2018	300	301
6.450% due 03/15/2037	300	301

Cox Communications, Inc.
5.875% due 12/01/2016	200	202

DaimlerChrysler N.A. Holding Corp.
5.770% due 03/13/2009	200	201

Gaz Capital for Gazprom
6.212% due 11/22/2016	200	201

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Oracle Corp.
5.590% due 01/13/2009	1,200	1,202

Peabody Energy Corp.
7.875% due 11/01/2026	400	432

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	401

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	400	450

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	1,100	1,101

Time Warner, Inc.
5.590% due 11/13/2009	4,100	4,109
5.875% due 11/15/2016	2,100	2,121

Transocean, Inc.
5.548% due 09/05/2008	700	701

Viacom, Inc.
5.750% due 04/30/2011	200	203

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	2,700	2,699

Williams Cos., Inc.
6.375% due 10/01/2010	700	713

		24,510

UTILITIES 2.1%
AT&T, Inc.
4.214% due 06/05/2007	1,400	1,404

Dominion Resources, Inc.
5.540% due 11/14/2008	2,800	2,803

Embarq Corp.
6.738% due 06/01/2013	3,400	3,514

20	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Florida Power Corp.
5.760% due 11/14/2008	$3,300	$3,301

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	601

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	240

Southern California Edison Co.
5.460% due 02/02/2009	800	802

Sprint Nextel Corp.
6.000% due 12/01/2016	200	197

		12,862

Total Corporate Bonds & Notes (Cost $140,186)		140,667

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	295	295

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,500	1,596

Total Municipal Bonds & Notes (Cost $1,802)		1,891

U.S. GOVERNMENT AGENCIES 33.3%
Fannie Mae
4.343% due 03/01/2035	334	338
4.404% due 10/01/2034	383	384
4.423% due 07/01/2034	1,400	1,394
4.433% due 01/01/2035	1,539	1,528
4.480% due 07/01/2035	1,532	1,523
4.500% due 08/01/2035	2,031	2,011
4.521% due 09/01/2035	915	909
4.548% due 07/01/2035	1,243	1,242
4.618% due 09/01/2035	2,102	2,099
4.641% due 10/01/2035	871	870
4.661% due 12/01/2033	849	850
4.673% due 05/25/2035	200	198
4.690% due 12/01/2033	644	643
4.835% due 06/01/2035	2,039	2,036
4.990% due 06/01/2035	1,935	1,938
5.000% due 06/25/2027 - 03/01/2036	30,596	29,623
5.380% due 12/25/2036	768	767
5.500% due 07/01/2035 - 04/01/2037	28,010	27,735
5.670% due 09/25/2042	1,198	1,205
6.000% due 05/01/2035 - 04/01/2037	106,289	107,124
6.133% due 06/01/2043 - 07/01/2044	1,511	1,531
6.903% due 11/01/2035	430	446

Freddie Mac
4.389% due 09/01/2035	930	921
4.500% due 10/15/2022	1,566	1,555
4.711% due 06/01/2035	2,389	2,354
4.712% due 08/01/2035	1,904	1,893
4.813% due 10/01/2035	1,347	1,345
4.914% due 11/01/2034	1,311	1,309
5.000% due 04/15/2012 - 01/15/2024	2,628	2,620
5.580% due 08/25/2031	291	293
5.720% due 06/15/2018	199	199
6.000% due 04/01/2037	5,000	5,041
6.133% due 02/25/2045	151	152

Ginnie Mae
4.000% due 07/16/2027	97	96
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $205,284)		205,185

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	$1,836	$1,745
2.375% due 01/15/2025	966	973
3.625% due 04/15/2028	250	305

U.S. Treasury Bonds
4.750% due 02/15/2037	1,100	1,083
6.000% due 02/15/2026	800	905
6.625% due 02/15/2027	700	849

Total U.S. Treasury Obligations (Cost $5,916)		5,860

MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	358	353

Arkle Master Issuer PLC
5.300% due 11/19/2007	2,300	2,301

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,947	1,929

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	1,291	1,292

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	347	344
4.900% due 12/25/2035	786	783

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,681	2,652
5.500% due 01/25/2046	900	899
5.600% due 02/25/2037	3,829	3,832

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	246	245

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	659	656
5.540% due 11/15/2019	386	387

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	5,375	5,380

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,236	1,237
5.400% due 01/25/2047	1,294	1,295

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	3,361	3,363

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,175	2,154

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	836	837

Indymac Index Mortgage Loan Trust
5.174% due 01/25/2036	1,087	1,102
5.410% due 11/25/2046	783	784
5.420% due 01/25/2037	647	648

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	783	782

Mellon Residential Funding Corp.
5.760% due 12/15/2030	3,045	3,058

Merrill Lynch Floating Trust
5.390% due 06/15/2022	4,359	4,361

Morgan Stanley Capital I
5.410% due 07/15/2019	218	218

Structured Adjustable Rate Mortgage Loan Trust
5.341% due 08/25/2034	1,369	1,372
6.383% due 01/25/2035	848	851

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	404	405

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	225	225

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	$1,393	$1,394
5.430% due 12/25/2036	1,220	1,220
5.440% due 08/25/2036	1,674	1,673

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,547	2,549

Washington Mutual, Inc.
5.610% due 10/25/2045	167	167
6.129% due 05/25/2041	250	252
6.183% due 11/25/2042	239	240

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,412	1,403

Total Mortgage-Backed Securities (Cost $52,598)		52,643

ASSET-BACKED SECURITIES 19.7%
ACE Securities Corp.
5.370% due 12/25/2036	497	497
5.400% due 10/25/2036	565	566
5.430% due 10/25/2035	458	458

Asset-Backed Funding Certificates
5.380% due 11/25/2036	965	965

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	848	849
5.595% due 09/25/2034	385	385

Bank One Issuance Trust
5.430% due 12/15/2010	7,800	7,815
5.440% due 09/15/2010	5,859	5,869

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,539	1,539
5.400% due 10/25/2036	536	536
5.520% due 09/25/2034	76	76

Capital One Auto Finance Trust
5.340% due 12/14/2007	442	443

Carrington Mortgage Loan Trust
5.470% due 09/25/2035	801	802

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,800	1,805

Chase Issuance Trust
5.310% due 07/15/2011	1,800	1,802

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	1,800	1,801

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	435	435

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	2,068	2,078
5.370% due 05/25/2037	6,759	6,763
5.370% due 03/25/2047	807	811
5.380% due 03/25/2037	1,096	1,097
5.390% due 06/25/2037	1,223	1,223
5.400% due 06/25/2037	1,055	1,056
5.430% due 10/25/2046	838	838

Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	289	289
5.380% due 11/25/2036	1,057	1,057

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,000	1,001
5.329% due 12/08/2007	406	406

FBR Securitization Trust
5.440% due 10/25/2035	44	44

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,761	1,762
5.370% due 12/25/2036	1,328	1,328
5.380% due 06/25/2036	2,919	2,921
5.460% due 05/25/2035	164	164

See Accompanying Notes	Annual Report	March 31, 2007	21

Schedule of Investments Fundamental IndexPLUS™ TR Fund (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.370% due 10/25/2036	$3,893	$3,894
5.380% due 01/25/2037	891	891
5.390% due 02/25/2037	477	477

GSAMP Trust
5.390% due 09/25/2036	727	727
5.430% due 11/25/2035	77	77

GSR Mortgage Loan Trust
5.420% due 11/25/2030	252	253

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,185	1,186

Home Equity Asset Trust
5.430% due 02/25/2036	910	911
5.440% due 01/25/2036	1,305	1,306

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	739	740

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	586	586

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	887	887

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	334	335
5.370% due 10/25/2036	5,360	5,359
5.390% due 11/25/2036	296	296

Lehman XS Trust
5.390% due 05/25/2046	511	511

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	2,400	2,401
5.360% due 11/25/2036	4,328	4,330
5.410% due 01/25/2036	445	445
5.500% due 08/25/2035	521	521
5.520% due 11/25/2034	55	55
5.600% due 10/25/2034	120	120

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,900	2,909
5.440% due 08/16/2010	3,150	3,156

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	886	887
5.390% due 08/25/2036	5,258	5,258

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,106	1,107
5.360% due 10/25/2036	505	505
5.370% due 10/25/2036	592	592

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	911	912

Nelnet Student Loan Trust
5.146% due 09/25/2012	992	992

Nissan Auto Lease Trust
5.347% due 12/14/2007	301	301

Option One Mortgage Loan Trust
5.360% due 02/25/2037	2,002	2,003
5.370% due 07/25/2036	820	820

Park Place Securities, Inc.
5.632% due 10/25/2034	1,770	1,772

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	1,042	1,043
5.430% due 05/25/2025	73	74
5.430% due 09/25/2035	274	274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.380% due 10/25/2036	$2,116	$2,117
5.390% due 11/25/2036	1,052	1,053

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	215	216

SACO I, Inc.
5.430% due 09/25/2035	26	26

Saxon Asset Securities Trust
5.380% due 11/25/2036	469	470

SBI HELOC Trust
5.490% due 08/25/2036	581	581

SLM Student Loan Trust
5.330% due 07/25/2013	5,898	5,901
5.370% due 01/26/2015	282	282

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	636	636
5.400% due 01/25/2037	5,784	5,786
5.430% due 11/25/2035	155	155

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	1,336	1,337

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,072	1,072
5.420% due 07/25/2035	277	277
5.420% due 09/25/2035	1,011	1,012
5.450% due 12/25/2035	605	606

Wachovia Auto Owner Trust
4.820% due 02/20/2009	333	333

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	898	899

Total Asset-Backed Securities (Cost $121,093)		121,153

SOVEREIGN ISSUES 0.0%
China Development Bank 5.000% due 10/15/2015	100	98

Total Sovereign Issues (Cost $99)		98

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	243	2,564

Total Preferred Stocks (Cost $2,585)		2,564

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.4%

CERTIFICATES OF DEPOSIT 6.0%
BNP Paribas
5.262% due 07/03/2008	$5,200	5,198
5.262% due 05/28/2008	1,000	1,000

Calyon Financial, Inc.
5.340% due 01/16/2009	1,900	1,900

HSBC Bank USA N.A.
4.280% due 07/28/2008	3,100	3,105

Nordea Bank Finland PLC
5.262% due 03/31/2008	700	700
5.308% due 05/28/2008	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Canada
5.420% due 06/30/2008	$2,600	$2,603

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	900	900
5.290% due 07/03/2008	1,200	1,200

Skandinav Enskilda BK
5.272% due 08/21/2008	4,200	4,199

Societe Generale NY
5.258% due 06/11/2007	900	900
5.270% due 03/25/2008	6,500	6,500

Unicredito Italiano NY
5.358% due 05/06/2008	5,100	5,101
5.360% due 05/29/2008	2,500	2,501

		36,808

COMMERCIAL PAPER 0.3%
Cox Communications, Inc.
5.570% due 09/17/2007	300	300

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	1,200	1,186

Viacom, Inc.
5.594% due 05/29/2007	500	500

		1,986

REPURCHASE AGREEMENTS 3.4%
Lehman Brothers, Inc.
5.150% due 04/02/2007	17,000	17,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $17,321. Repurchase proceeds are $17,007.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,875	3,875
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,956. Repurchase proceeds are $3,877.)

		20,875

U.S. TREASURY BILLS 3.7%
4.952% due 05/31/2007 - 06/14/2007 (a)(c)(e)	23,420	23,212

Total Short-Term Instruments (Cost $82,868)		82,881

PURCHASED OPTIONS (g) 0.3%
(Cost $1,682)		1,681

Total Investments (d) 100.5% (Cost $619,100)		$619,653

Written Options (h) (0.3%) (Premiums $1,649)		(1,717)

Other Assets and Liabilities (Net) (0.2%)		(1,532)

Net Assets 100.0%		$616,404

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $6,691 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $15,868 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $3,878 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	97	$(30)
90-Day Euribor December Futures	Long	12/2008	38	(8)
90-Day Euribor June Futures	Long	06/2008	207	(64)
90-Day Euribor March Futures	Long	03/2008	101	(57)
90-Day Euribor September Futures	Long	09/2008	38	(10)
90-Day Eurodollar December Futures	Long	12/2007	1,204	152
90-Day Eurodollar December Futures	Long	12/2008	404	306
90-Day Eurodollar June Futures	Long	06/2008	671	263
90-Day Eurodollar March Futures	Long	03/2008	1,392	317
90-Day Eurodollar September Futures	Long	09/2007	282	(25)
90-Day Eurodollar September Futures	Long	09/2008	329	268
90-Day Euroyen December Futures	Long	12/2007	532	32
90-Day Euroyen September Futures	Long	09/2007	490	28
Euro-Bund 10-Year Note June Futures	Long	06/2007	61	(53)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	45	7
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	82	16
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	54	7
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	181	7
S&P 500 Index June Futures	Long	06/2007	4	8
U.S. Treasury 2-Year Note June Futures	Short	06/2007	73	8
U.S. Treasury 10-Year Note June Futures	Short	06/2007	92	26
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	299	523
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	57	(57)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	73	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	31	(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	15	(14)

				$1,573

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	29,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$4,000	18
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		2,700	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		5,600	(5)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		5,780	5
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009		600	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		1,400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		1,300	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008		500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		9,000	25
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		600	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		3,800	8
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		2,600	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		5,800	11
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		2,600	4
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		2,800	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		300	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		4,100	80
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016		300	16
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007		700	5

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	11/20/2007	$5,600	$8
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	3,800	5
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,000	(4)

						$189

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,800	$(8)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,100	12
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	24
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	500	(13)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		600	(13)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	48
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	1
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,700	32
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	5
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,900	11
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	35
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	2
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	(24)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,100	(109)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	93
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	21
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	(8)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	192
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	240,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,770,000	11
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		390,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		820,000	24
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		826,000	40
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		190,000	1
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		280,000	18
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		339,000	35
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		130,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		30,000	2
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		100,000	11
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		113,000	12
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		4,300,000	16
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		230,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		4,790,000	18
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		610,000	21
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		150,000	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	9
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$26,900	13
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	(6)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,900	(59)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		11,800	34
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,800	(98)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		43,200	111
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		58,200	238
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		4,000	(148)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		6,100	45
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		34,500	(205)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,600	(41)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		3,400	(3)

24	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	$43,200	$105
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	141,300	(576)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	7,600	(85)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	116,500	(109)

						$(249)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,019,623	$2,541
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,215,708	3,030
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	2,776,441	6,928

						$12,498

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.000	06/18/2007	148	$2	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,284	12	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	238	2	0

				$16	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	3,000	$14	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		8,000	46	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		7,000	39	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	29	1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,500	7	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		1,000	6	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$31,000	115	86
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		14,000	57	38
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	26	21
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		18,000	52	45
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		17,000	38	10
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		23,000	101	147
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		16,000	77	176
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		20,000	52	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		41,000	216	287
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,000	68	35
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		47,000	60	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		15,000	60	74
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		38,800	192	279
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		43,300	262	233
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		3,000	11	19

								$1,579	$1,591

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$43	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38

				$87	$90

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(h)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	74	$29	$59
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	45	11	18
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	21	5	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	32	3	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	130	30	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	21	6	6

				$84	$91

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		4,000	55	10
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		3,000	39	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	34	7
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	400	6	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		300	6	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$13,000	107	92
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		6,000	53	37
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		4,000	50	41
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,000	41	15
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	44
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		10,000	102	167
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		7,000	77	192
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		4,400	48	26
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		18,000	218	332
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,000	58	30
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		9,000	60	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		2,000	23	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		7,000	64	75
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		17,000	204	245
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,900	251	207
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	16

								$1,565	$1,626

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$2,100	$2,121	$2,111

(2) Market value includes $14 of interest payable on short sales.

26	PIMCO Funds	See Accompanying Notes

March 31, 2007

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,116	04/2007	$10	$0	$10
Buy	BRL	11,586	05/2007	297	0	297
Sell		11,586	05/2007	2	0	2
Buy		2,450	06/2007	77	0	77
Buy		1,691	10/2007	0	(4)	(4)
Buy		11,586	03/2008	0	(11)	(11)
Buy	CNY	576	09/2007	2	0	2
Buy		8,910	11/2007	14	0	14
Sell		1,363	11/2007	0	0	0
Buy		3,997	01/2008	0	0	0
Buy	EUR	583	04/2007	0	0	0
Sell		1,371	04/2007	0	(1)	(1)
Buy	GBP	63	04/2007	1	0	1
Sell		1,338	04/2007	0	(16)	(16)
Sell	JPY	571,578	05/2007	11	(29)	(18)
Buy	KRW	69,607	04/2007	0	0	0
Sell		186,612	04/2007	1	0	1
Buy		800,214	05/2007	0	(3)	(3)
Sell		642,755	05/2007	0	0	0
Buy	MXN	8,398	04/2007	0	(12)	(12)
Sell		8,398	04/2007	2	0	2
Buy		8,398	03/2008	0	(2)	(2)
Buy	NZD	331	04/2007	4	0	4
Buy	PLN	234	04/2007	2	0	2
Sell		234	04/2007	0	0	0
Buy		234	09/2007	0	0	0
Buy	RUB	11,662	11/2007	5	0	5
Buy		34,363	12/2007	12	0	12
Buy	SGD	548	04/2007	3	0	3
Sell		292	04/2007	0	(1)	(1)
Buy		2,669	07/2007	15	0	15
Buy	TWD	8,610	05/2007	0	0	0
Sell		6,649	05/2007	0	0	0

				$458	$(79)	$379

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 23.3%

BANKING & FINANCE 19.6%
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	$100	$100

American Honda Finance Corp.
5.350% due 08/05/2008	130	130
5.410% due 02/09/2010	400	400

ASIF Global Financing XXVIII
5.400% due 05/03/2007	100	100

Bank of America Corp.
5.460% due 08/02/2010	540	541

Bank of Ireland
5.400% due 12/18/2009	300	300

Bank of Scotland
5.860% due 11/22/2012	500	502

C10 Capital SPV Ltd.
6.722% due 12/01/2049	100	99

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	600	601

CIT Group, Inc.
5.500% due 12/19/2008	500	501

Citigroup Funding, Inc.
5.330% due 12/08/2008	200	200

Citigroup, Inc.
5.510% due 05/18/2010	730	732

Ford Motor Credit Co.
7.250% due 10/25/2011	600	584

General Electric Capital Corp.
5.430% due 01/20/2010	600	601
5.430% due 08/15/2011	400	400

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	200	200
5.400% due 03/30/2009	100	100
5.440% due 12/22/2008	100	100
5.440% due 11/16/2009	290	290

HSBC Finance Corp.
5.440% due 06/19/2009	750	752

HSBC Holdings PLC
6.500% due 05/02/2036	200	212

ICICI Bank Ltd.
5.900% due 01/12/2010	100	100

International Lease Finance Corp.
5.496% due 06/26/2009	370	371

JPMorgan Chase & Co.
5.370% due 06/26/2009	290	290

Lehman Brothers Holdings, Inc.
5.460% due 11/16/2009	500	500

Morgan Stanley
5.470% due 02/09/2009	340	341

SLM Corp.
5.500% due 07/27/2009	30	30
5.570% due 07/25/2008	500	501

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	101

U.S. Bank N.A.
5.280% due 03/31/2008	500	500

Wachovia Corp.
5.410% due 12/01/2009	200	200

Wells Fargo & Co.
5.410% due 03/23/2010	630	631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
World Savings Bank FSB
5.400% due 06/20/2008	$300	$300

		11,310

INDUSTRIALS 1.8%
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	50	50

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.475% due 12/16/2009	100	100

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	113

Time Warner, Inc.
5.590% due 11/13/2009	500	501

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	200	200

		1,064

UTILITIES 1.9%
AT&T, Inc.
5.460% due 02/05/2010	100	100

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	600	602

TXU Electric Delivery Co.
5.725% due 09/16/2008	200	200

Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	200	200

		1,102

Total Corporate Bonds & Notes (Cost $13,481)		13,476

U.S. GOVERNMENT AGENCIES 45.2%
Fannie Mae
6.000% due 04/01/2037	20,100	20,251
6.133% due 06/01/2043	93	95

Freddie Mac
4.250% due 09/15/2024	420	415
5.000% due 07/15/2020	329	328
6.000% due 04/01/2037	4,000	4,032

Ginnie Mae
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $26,149)		26,134

MORTGAGE-BACKED SECURITIES 8.0%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	105	105

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	430	431

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	198	198

Countrywide Alternative Loan Trust
5.480% due 02/25/2047	285	284
5.983% due 02/25/2036	215	216

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	191	191
5.400% due 03/25/2037	97	98

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	100	100

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	267	267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$232	$232

Morgan Stanley Capital I
5.380% due 10/15/2020	98	98

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	304	306

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	444	443

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	432	433

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	115	115

Washington Mutual, Inc.
5.640% due 12/25/2027	318	318
5.663% due 01/25/2047	94	94
5.983% due 02/25/2046	704	706

Total Mortgage-Backed Securities (Cost $4,634)		4,635

ASSET-BACKED SECURITIES 25.4%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	300	300

American Express Credit Account Master Trust
5.320% due 01/18/2011	400	400
5.430% due 11/16/2009	100	100
5.820% due 02/15/2012	173	173

Asset-Backed Funding Certificates
5.380% due 01/25/2037	84	84

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	196	196

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	461	461

Chase Credit Card Master Trust
5.430% due 07/15/2010	600	601

Chase Issuance Trust
5.330% due 12/15/2010	300	300
5.330% due 02/15/2011	300	300

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	600	589

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	197	197
5.380% due 01/25/2037	289	289
5.390% due 01/25/2036	174	174
5.430% due 08/25/2036	500	500

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	468	468
5.370% due 07/25/2037	491	491
5.390% due 06/25/2037	94	94
5.400% due 06/25/2037	480	480

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	444	443

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	226	226

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	190	190
5.460% due 05/25/2035	27	27

Fremont Home Loan Trust
5.420% due 05/25/2036	100	100

GSAMP Trust
5.390% due 12/25/2036	270	270

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	395	395

28	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$443	$443

HSBC Asset Loan Obligation
5.380% due 12/25/2036	492	492

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	366	366

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	370	370

MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037	196	197
5.380% due 11/25/2036	362	363

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	595
5.440% due 08/16/2010	100	100

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	417	417

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	97	97
5.370% due 11/25/2036	278	278

Option One Mortgage Loan Trust
5.370% due 01/25/2037	187	187
5.390% due 01/25/2036	159	159

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	375	376

Residential Asset Securities Corp.
5.390% due 02/25/2037	294	294

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	583	584
5.380% due 12/25/2036	192	192

SLM Student Loan Trust
3.800% due 12/15/2038	500	488

Soundview Home Equity Loan Trust
5.380% due 12/25/2036	220	220

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	194	195

Structured Asset Securities Corp.
5.420% due 01/25/2037	472	472

Total Asset-Backed Securities (Cost $14,731)		14,733

SOVEREIGN ISSUES 0.9%
Korea Development Bank
5.490% due 04/03/2010 (a)	500	500

Total Sovereign Issues (Cost $500)		500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	29,820	$251

Total Foreign Currency-Denominated Issues (Cost $245)			251

SHORT-TERM INSTRUMENTS 39.3%

CERTIFICATES OF DEPOSIT 7.8%
Barclays Bank PLC
5.281% due 03/17/2008		$500	500

BNP Paribas
5.262% due 07/03/2008		500	500
5.270% due 09/23/2008		100	100

Calyon Financial, Inc.
5.340% due 01/16/2009		200	200

Dexia S.A.
5.270% due 09/29/2008		600	600

Fortis Bank NY
5.265% due 06/30/2008		200	200
5.300% due 09/30/2008		200	200

Royal Bank of Canada
5.266% due 06/30/2008		200	200

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		500	500
5.265% due 03/26/2008		100	100

Skandinav Enskilda BK
5.340% due 08/21/2008		400	400

Societe Generale NY
5.271% due 06/30/2008		400	400

Unicredito Italiano NY
5.360% due 05/29/2008		600	601

			4,501

COMMERCIAL PAPER 22.0%
Bank of America Corp.
5.200% due 07/24/2007		1,100	1,083

Calyon N.A. LLC
5.235% due 07/09/2007		1,500	1,490

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		500	494

DnB NORBank ASA
5.220% due 07/11/2007		1,500	1,484

ING U.S. Funding LLC
5.235% due 06/22/2007		1,500	1,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IXIS Commercial Paper Corp.
5.235% due 06/13/2007	$1,500	$1,490

Societe Generale NY
5.200% due 08/22/2007	100	100

Statens Bostadsfin Bank
5.240% due 08/16/2007	1,500	1,491

Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	1,200	1,182

UBS Finance Delaware LLC
5.185% due 08/01/2007	2,400	2,400

		12,704

REPURCHASE AGREEMENTS 4.2%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $2,041. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	446	446

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $459. Repurchase proceeds are $446.)

		2,446

U.S. TREASURY BILLS 5.3%
4.966% due 05/31/2007 - 06/14/2007 (b)(d)	3,095	3,069

Total Short-Term Instruments (Cost $22,720)		22,720

PURCHASED OPTIONS (f) 0.1%
(Cost $52)		52

Total Investments (c) 142.6% (Cost $82,512)		$82,501

Written Options (g) (0.1%) (Premiums $61)		(56)

Other Assets and Liabilities (Net) (42.5%)		(24,591)

Net Assets 100.0%		$57,854

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $1,626 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $590 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$0
90-Day Euribor June Futures	Long	06/2008	6	(2)
90-Day Euribor March Futures	Long	03/2008	4	(2)
90-Day Euribor September Futures	Long	09/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	90	(76)

See Accompanying Notes	Anual Report	March 31, 2007	29

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27	$19
90-Day Eurodollar June Futures	Long	06/2008	114	(25)
90-Day Eurodollar March Futures	Long	03/2008	131	(37)
90-Day Eurodollar September Futures	Long	09/2008	112	(21)
90-Day Euroyen December Futures	Long	12/2007	15	3
90-Day Euroyen September Futures	Long	09/2007	8	1
Euro-Bund 10-Year Note June Futures	Long	06/2007	9	(9)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	4	1
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	8	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	5	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	17	0
U.S. Treasury 2-Year Note June Futures	Short	06/2007	7	1
U.S. Treasury 10-Year Note June Futures	Long	06/2007	25	10
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	5	(1)

				$(132)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$500	$(1)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	1
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	0

						$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	100	$0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	100	1
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009	EUR	200	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		400	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	20,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		100,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		40,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		70,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	1
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		20,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		420,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		50,000	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$2,600	1
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,000	3

30	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	$3,700	$9
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	17,600	78
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	100	1
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	10	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	400	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	3,700	9
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,000	7

						$115

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	744,553	$2,193

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$2,000	$8	$5
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	5,000	6	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	25

							$52	$52

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	6	$2	$5
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	4	1	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	3	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	11	3	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	2	1	1

				$7	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$1,000	$9	$6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,000	7	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	15
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	26	22

							$54	$49

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$200	$202	$201

(2) Market value includes $1 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)	March 31, 2007

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	163	04/2007	$2	$0	$2
Buy	BRL	620	05/2007	16	0	16
Sell		620	05/2007	0	(1)	(1)
Buy		57	06/2007	2	0	2
Buy		158	10/2007	0	0	0
Buy		620	03/2008	0	0	0
Buy	CNY	314	11/2007	1	0	1
Sell		127	11/2007	0	0	0
Buy	EUR	389	04/2007	0	0	0
Sell	GBP	204	04/2007	0	(3)	(3)
Buy	JPY	75,110	05/2007	0	(8)	(8)
Sell		71,320	05/2007	0	(16)	(16)
Buy	KRW	5,722	04/2007	0	0	0
Sell		5,626	04/2007	0	0	0
Buy	MXN	873	04/2007	0	(1)	(1)
Sell		873	04/2007	0	0	0
Buy		873	03/2008	0	0	0
Buy	NZD	28	04/2007	0	0	0
Buy	PLN	19	04/2007	0	0	0
Sell		19	04/2007	0	0	0
Buy		19	09/2007	0	0	0
Buy	RUB	420	11/2007	0	0	0
Buy		477	12/2007	0	0	0
Buy	SGD	10	04/2007	0	0	0
Buy		46	07/2007	0	0	0

				$21	$(29)	$(8)

32	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
Georgia-Pacific Corp.
7.340% due 12/20/2012	$2,714	$2,731
7.364% due 12/20/2012	248	250

HCA, Inc.
7.614% due 11/14/2013	2,594	2,619

Reynolds American, Inc.
7.104% due 05/11/2012	1,097	1,107
7.125% due 05/11/2012	839	846
7.125% due 05/31/2012	49	50

Total Bank Loan Obligations (Cost $7,541)		7,603

CORPORATE BONDS & NOTES 9.2%

BANKING & FINANCE 5.2%
Citigroup, Inc.
5.388% due 12/26/2008	2,800	2,802

Ford Motor Credit Co.
7.250% due 10/25/2011	2,400	2,335

General Electric Capital Corp.
5.370% due 03/12/2010	5,800	5,799

HSBC Finance Corp.
5.360% due 05/21/2008	2,800	2,802

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009	4,000	4,002

Rabobank Nederland
5.380% due 01/15/2009	1,900	1,901

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	2,800	2,803
5.420% due 02/06/2009	2,300	2,304

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,200	1,202

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,805

		30,755

INDUSTRIALS 2.3%
C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,487

CODELCO, Inc.
6.150% due 10/24/2036	1,200	1,231

Cox Communications, Inc.
5.905% due 12/14/2007	500	502

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	1,400	1,403
5.820% due 09/10/2007	1,400	1,402

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,207

Loews Corp.
5.250% due 03/15/2016	2,800	2,750

Vale Overseas Ltd.
6.250% due 01/23/2017	1,500	1,536

Williams Cos., Inc.
6.375% due 10/01/2010	200	204

Xerox Corp.
9.750% due 01/15/2009	1,100	1,185

		13,907

UTILITIES 1.7%
AT&T, Inc.
4.125% due 09/15/2009	500	489

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
5.200% due 09/15/2014	$1,200	$1,182
5.460% due 08/15/2008	3,900	3,904

Embarq Corp.
6.738% due 06/01/2013	2,000	2,067

NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,133

PSEG Energy Holdings LLC
8.625% due 02/15/2008	1,144	1,171

		9,946

Total Corporate Bonds & Notes (Cost $54,380)		54,608

MUNICIPAL BONDS & NOTES 0.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	2,265	2,432

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	305

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	958

Total Municipal Bonds & Notes (Cost $3,496)		3,695

U.S. GOVERNMENT AGENCIES 76.5%
Fannie Mae
3.785% due 08/01/2010	374	360
4.190% due 11/01/2034	1,319	1,306
4.378% due 02/01/2035	944	943
4.500% due 06/01/2010 - 09/25/2020	6,685	6,597
4.612% due 08/01/2035	978	980
4.637% due 10/01/2035	1,006	1,005
4.657% due 07/01/2035 - 10/01/2035	2,980	2,974
4.723% due 10/01/2035	951	958
4.852% due 02/01/2034	881	881
4.868% due 09/01/2035	1,570	1,587
5.000% due 12/01/2018 - 05/01/2037	111,032	108,191
5.172% due 03/01/2036	3,372	3,382
5.267% due 02/01/2036	7,751	7,779
5.312% due 08/01/2036	1,812	1,821
5.440% due 03/25/2034	37	37
5.450% due 03/25/2036	3,783	3,793
5.500% due 02/01/2024 - 04/01/2036	32,639	32,350
5.504% due 07/01/2032	116	116
5.570% due 06/25/2044	124	125
5.670% due 09/25/2042	953	958
6.000% due 04/01/2037	163,000	164,222
6.133% due 09/01/2044 - 10/01/2044	7,193	7,295
6.500% due 07/01/2036 - 04/01/2037	25,418	25,936
6.625% due 11/25/2023	291	301
6.844% due 04/25/2024	239	249
7.220% due 09/01/2031	3	3

Freddie Mac
3.500% due 01/15/2022 - 01/15/2023	3,327	3,281
4.000% due 11/01/2013 - 05/15/2016	7,110	6,944
4.389% due 09/01/2035	2,574	2,549
4.500% due 02/15/2017 - 09/15/2020	16,042	15,813
5.000% due 11/15/2017 - 09/01/2035	33,399	33,245
5.340% due 09/01/2035	2,762	2,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 08/15/2030 - 05/01/2035	$3,955	$3,921
5.520% due 10/15/2020	1,002	1,004
5.670% due 06/15/2031	1,776	1,782
5.720% due 11/15/2016 - 05/15/2029	9,204	9,225
6.133% due 10/25/2044	312	314
Ginnie Mae
5.720% due 03/16/2032	48	48
6.125% due 11/20/2024	121	122

Total U.S. Government Agencies (Cost $455,252)		455,163

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	900	1,176

Total U.S. Treasury Obligations (Cost $1,209)		1,176

MORTGAGE-BACKED SECURITIES 10.0%
Banc of America Funding Corp.
4.620% due 02/20/2036	1,220	1,210

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	245	242
5.770% due 01/25/2034	246	247

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,121	1,102
4.750% due 10/25/2035	505	500

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	574	576
5.824% due 10/25/2036	1,939	1,953

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,651	1,632
4.900% due 10/25/2035	5,061	5,009

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	742	734
5.530% due 10/25/2035	315	315
5.530% due 03/20/2046	1,990	1,993
5.600% due 02/25/2037	1,082	1,083

Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034	8	8
5.610% due 04/25/2035	463	464
5.640% due 03/25/2035	408	409

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	2,467	2,469

Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045	1,965	1,973
7.134% due 07/19/2044	212	215

First Horizon Alternative Mortgage Securities
4.464% due 03/25/2035	472	468

First Republic Mortgage Loan Trust
5.670% due 11/15/2031	153	154

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	233	232

GSR Mortgage Loan Trust
4.539% due 09/25/2035	564	558
5.500% due 11/25/2035	771	770

GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	27	28

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	1,761	1,765

Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	2,023	2,024

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	446	439

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.380% due 10/15/2020	$2,853	$2,853

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	2,617	2,612
5.720% due 03/25/2033	198	198

Residential Asset Securitization Trust
5.720% due 05/25/2033	343	346

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	477	479

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	2,618	2,623
5.600% due 02/25/2036	970	972

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,628	2,628

Washington Mutual, Inc.
5.590% due 12/25/2027	888	888
5.630% due 01/25/2045	379	379
5.640% due 01/25/2045	368	368
5.896% due 07/25/2046	3,437	3,455
5.896% due 08/25/2046	3,590	3,608

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	802	787
4.319% due 07/25/2035	2,700	2,654
4.363% due 05/25/2035	476	473
4.500% due 11/25/2018	1,594	1,562
4.950% due 03/25/2036	3,971	3,945

Total Mortgage-Backed Securities (Cost $59,238)		59,402

ASSET-BACKED SECURITIES 17.3%
ACE Securities Corp.
5.370% due 12/25/2036	2,318	2,319
5.390% due 12/25/2035	606	606
5.400% due 02/25/2036	1,023	1,024
5.430% due 10/25/2035	123	123
5.470% due 12/25/2035	1,700	1,701

American Express Credit Account Master Trust
5.500% due 11/15/2010	2,800	2,808

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	87	87

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	1	1

Argent Securities, Inc.
5.370% due 09/25/2036	2,661	2,662
5.380% due 05/25/2036	277	277
5.390% due 04/25/2036	985	985
5.400% due 03/25/2036	652	653

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	330	330
5.400% due 10/25/2036	2,502	2,503
5.452% due 10/25/2036	2,515	2,496
5.520% due 09/25/2034	304	305

Carrington Mortgage Loan Trust
5.385% due 07/25/2036	791	791

Chase Credit Card Master Trust
5.440% due 01/17/2011	2,160	2,166

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	2,753	2,754
5.400% due 12/25/2035	533	533

Countrywide Asset-Backed Certificates
5.350% due 04/25/2028	2,415	2,415
5.370% due 01/25/2037	2,279	2,281
5.370% due 011/25/2037	5,370	5,373
5.370% due 12/25/2046	1,438	1,439
5.390% due 06/25/2036	1,186	1,187
5.390% due 07/25/2036	1,051	1,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 08/25/2036	$1,140	$1,141
5.450% due 07/25/2036	751	751

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,263	1,264

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	2,527	2,529

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	40	40

Fremont Home Loan Trust
5.380% due 01/25/2037	2,496	2,495

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	563	563

GSAMP Trust
5.390% due 01/25/2036	762	763
5.390% due 02/25/2036	1,165	1,166
5.410% due 11/25/2035	453	453
5.610% due 03/25/2034	165	165

Home Equity Asset Trust
5.400% due 05/25/2036	792	793

Home Equity Mortgage Trust
5.410% due 05/25/2036	437	437

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,587	2,589
5.400% due 12/25/2035	1,030	1,031

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	849	850

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	1,388	1,389
5.370% due 10/25/2036	2,987	2,987
5.390% due 02/25/2036	96	96

Lehman XS Trust
5.400% due 04/25/2046	1,672	1,673
5.400% due 07/25/2046	2,555	2,557
5.400% due 08/25/2046	2,842	2,844

Long Beach Mortgage Loan Trust
5.390% due 03/25/2036	827	828
5.410% due 01/25/2036	890	890
5.600% due 10/25/2034	1,312	1,315

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036	1,961	1,962
5.430% due 11/25/2035	808	809

MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	3,000	3,008

Morgan Stanley ABS Capital I
5.360% due 07/25/2036	2,309	2,310
5.370% due 10/25/2036	2,366	2,367
5.390% due 03/25/2036	1,423	1,423

Nelnet Student Loan Trust
5.146% due 09/25/2012	2,878	2,877
5.450% due 10/25/2016	1,678	1,679

New Century Home Equity Loan Trust
5.390% due 08/25/2036	336	336

Quest Trust
5.880% due 06/25/2034	46	47

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	872	872

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,128	2,129
5.390% due 03/25/2036	697	698
5.390% due 04/25/2036	1,202	1,203
5.390% due 07/25/2036	2,178	2,178
5.400% due 01/25/2036	599	599

SACO I, Inc.
5.400% due 04/25/2036	246	246

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035		$198	$198

SLM Student Loan Trust
5.316% due 10/27/2014		2,300	2,301

Soundview Home Equity Loan Trust
5.360% due 11/25/2036		2,117	2,118
5.390% due 02/25/2036		100	100
5.390% due 03/25/2036		378	379
5.390% due 05/25/2036		1,072	1,073

Structured Asset Securities Corp.
4.900% due 04/25/2035		931	900

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		8	8

USAA Auto Owner Trust
5.030% due 11/17/2008		813	813

Total Asset-Backed Securities (Cost $103,094)			103,113

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		39	43

Panama Government International Bond
9.625% due 02/08/2011		258	295

Total Sovereign Issues (Cost $325)			338

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	680

Republic of Germany
5.500% due 01/04/2031	EUR	200	316

Weather Investments II SARL
6.124% due 06/17/2012		1,000	1,339

Wind Acquisitions SARL
6.298% due 06/17/2013		500	673
6.798% due 06/17/2014		500	674

Total Foreign Currency-Denominated Issues (Cost $3,509)			3,682

		SHARES
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE
Index Fund		172,236	13,142

Total Exchange-Traded Funds (Cost $10,076)			13,142

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.4%

CERTIFICATES OF DEPOSIT 4.2%
BNP Paribas
5.262% due 05/28/2008		$2,800	2,801

Countrywide Funding Corp.
5.320% due 04/25/2007		2,100	2,100

Fortis Bank NY
5.265% due 06/30/2008		2,900	2,901

Nordea Bank Finland PLC
5.308% due 05/28/2008		2,800	2,802

Royal Bank of Canada
5.267% due 06/30/2008		2,800	2,803

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		5,800	5,798

34	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.270% due 03/25/2008	$5,800	$5,798

		25,003

COMMERCIAL PAPER 14.6%
Bank of Ireland
5.240% due 05/01/2007	15,900	15,833

IXIS Commercial Paper Corp.
5.240% due 05/04/2007	16,000	15,925

Rabobank USA Financial Corp.
5.400% due 04/02/2007	11,400	11,400

Societe Generale NY
5.220% due 06/19/2007	22,800	22,532

UBS Finance Delaware LLC
5.215% due 06/08/2007	11,300	11,185
5.235% due 05/01/2007	6,100	6,074

Viacom, Inc.
5.594% due 05/29/2007	3,800	3,800

		86,749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$17,000	$17,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $17,303. Repurchase proceeds are $17,007.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	478	478

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $489. Repurchase proceeds are $478.)

		17,478

U.S. TREASURY BILLS 2.7%
4.949% due 05/31/2007 - 06/14/2007 (a)(b)(d)	16,030	15,887

Total Short-Term Instruments (Cost $145,125)		145,117

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (f) 0.8%
(Cost $4,216)	$4,508

Total Investments (c) 143.2% (Cost $847,461)	$851,547

Written Options (g) (0.6%) (Premiums $3,145)	(3,476)

Other Assets and Liabilities (Net) (42.6%)	(253,526)

Net Assets 100.0%	$594,545

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $2,853 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $2,503 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	78	$(95)
90-Day Eurodollar June Futures	Long	06/2008	973	434
90-Day Eurodollar March Futures	Long	03/2008	1,064	207
90-Day Eurodollar September Futures	Long	09/2008	68	36
Euro-Bund 10-Year Note June Futures	Long	06/2007	2	(2)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	25	7
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	25	(6)
Japan Government 10-Year Bond June Futures	Long	06/2007	1	(1)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	171	(5)
U.S. Treasury 10-Year Note June Futures	Long	06/2007	234	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	529	(333)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	182	(74)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	442	(225)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	178	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	96	(42)

				$(259)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	$850	$16
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	6,000	42
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	500	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	2,800	1
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,800	(13)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	2,600	1
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%	)	12/20/2011	11,400	17
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	2,200	(17)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	7
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	200	1

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	$2,600	$0
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(4)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,200	(5)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	7,800	9
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	5,600	(22)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	3,300	27

							$56

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	$2,200	$69

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	20,350	$(23)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		40,700	(41)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	8
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	53
Royal Bank of Scotland PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	4,600	(48)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,100	74
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	141
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		9,500	417
Royal Bank of Scotland PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	(14)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	920,000	65
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		128,000	(8)
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		80,000	5
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		3,400,000	27
UBS AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		80,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016	MXN	22,000	127
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,900	50
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,100	6
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		25,400	23
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009	NZD	9,900	(69)
UBS AG	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009		23,400	(73)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$32,000	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,800	132
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		11,300	(79)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,200	164
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,200	(44)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		2,400	(14)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(260)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		900	(3)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,700	130
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		5,200	(37)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		800	(27)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		21,600	(150)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		21,000	(695)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	383

							$225

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.100%	04/12/2007	4,143,404	$6,199
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	403,254	1,193
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/12/2007	3,087,179	4,635

						$12,027

36	PIMCO Funds	See Accompanying Notes

March 31, 2007

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$ 95.250	03/17/2008	226	$190	$174

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	82,300	$449	$11
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,800	49	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		8,000	29	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007		3,500	15	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$35,400	131	98
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		12,900	53	34
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		8,100	36	29
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		3,000	12	22
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		16,800	48	42
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		50,300	249	560
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		19,300	43	11
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	193
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	01/25/2010		24,800	285	257
Put - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.200%	01/25/2010		24,800	186	188
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		41,400	177	454
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	16
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		29,900	78	16
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		113,200	596	793
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,500	69	36
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		362,200	344	581
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		18,000	72	89
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		17,500	87	126
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		59,800	343	321

								$3,579	$3,877

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	121.000	01/18/2008	$2,300	$23	$12
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	4,900	215	250
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	4,900	202	190

					$440	$452

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 06/01/2037	$ 85.000	06/05/2007	$64,000	$7	$5

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 110.000	05/25/2007	205	$67	$35

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	35,000	$442	$83
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,400	63	1
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		2,000	30	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	15	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$15,400	126	109
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,600	49	35
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		1,300	12	19
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		3,700	46	38
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		16,500	249	544
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,200	44	16
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		18,000	181	493

See Accompanying Notes	Annual Report	March 31, 2007	37

Schedule of Investments International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (Cont.)	March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	$6,400	$69	$38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	4,500	47	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	49,200	595	908
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	65,200	344	407
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	5,100	59	30
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	2,700	31	22
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,800	72	84
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	7,600	91	109
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	26,000	332	285

							$3,078	$3,441

(h)	Short sales outstanding on March 31,2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$10,000	$9,886	$9,862
Fannie Mae	5.500%	04/01/2037	9,200	9,118	9,105
Fannie Mae	6.000%	04/01/2037	17,000	17,150	17,128
U.S. Treasury Notes	4.750%	05/15/2014	300	304	309

				$36,458	$36,404

(2) Market value includes $5,787 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,921	04/2007	$82	$0	$82
Sell		49,038	04/2007	0	(2,058)	(2,058)
Buy	BRL	4,906	05/2007	85	0	85
Sell		4,906	05/2007	0	(40)	(40)
Buy		6,914	06/2007	217	0	217
Sell		2,523	06/2007	0	(33)	(33)
Sell		201	03/2008	0	0	0
Buy	CAD	4,336	04/2007	63	0	63
Sell		7,502	04/2007	1	(51)	(50)
Sell	CHF	47,935	06/2007	0	(137)	(137)
Buy	CLP	8,500	06/2007	0	0	0
Buy	CNY	83,155	05/2007	0	(7)	(7)
Sell		33,845	05/2007	17	0	17
Buy		23,612	11/2007	24	0	24
Buy		33,845	01/2008	3	0	3
Sell	DKK	21,583	06/2007	0	(46)	(46)
Buy	EUR	2,552	04/2007	2	0	2
Sell		157,616	04/2007	4	(129)	(125)
Buy	GBP	760	04/2007	0	0	0
Sell		76,386	04/2007	0	(1,018)	(1,018)
Sell	HKD	61,591	05/2007	2	0	2
Buy	JPY	1,146,000	05/2007	12	0	12
Sell		17,100,588	05/2007	57	(3,473)	(3,416)
Buy	KRW	2,749,633	04/2007	0	(23)	(23)
Buy	MXN	22,905	04/2007	8	0	8
Sell		22,905	04/2007	4	0	4
Buy		22,905	03/2008	0	(5)	(5)
Buy	NOK	12,483	04/2007	40	0	40
Sell		37,660	06/2007	0	(82)	(82)
Sell	NZD	541	04/2007	0	(16)	(16)
Buy	PLN	5,023	04/2007	1	0	1
Sell		5,023	04/2007	0	(5)	(5)
Buy		5,023	09/2007	5	0	5
Buy	RUB	49,661	12/2007	17	0	17
Sell	SEK	109,630	06/2007	0	(108)	(108)
Buy	SGD	2,234	04/2007	9	0	9
Sell		7,458	04/2007	0	(47)	(47)

				$653	$(7,278)	$(6,625)

38	PIMCO Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.9%
Atlantic & Western Re Ltd.
11.599% due 01/09/2009	$700	$713

C10 Capital SPV Ltd.
6.722% due 12/01/2049	100	99

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	102

Citigroup, Inc.
5.380% due 12/28/2009	800	801
5.400% due 01/30/2009	500	500

CSC Holdings, Inc.
7.875% due 12/15/2007	200	203

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	3,200	3,205

EchoStar DBS Corp.
7.000% due 10/01/2013	600	621

Embarq Corp.
7.082% due 06/01/2016	100	102

General Electric Capital Corp.
5.380% due 12/12/2008	500	500

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	100	103

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	400	438

Rabobank Nederland
5.380% due 01/15/2009	400	400

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	400	400

Vita Capital III Ltd.
6.486% due 01/01/2012	300	300

Wachovia Bank N.A.
5.418% due 12/02/2010	800	801

Total Corporate Bonds & Notes (Cost $9,242)		9,288

MUNICIPAL BONDS & NOTES 0.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	533
6.125% due 06/01/2032	400	428

Total Municipal Bonds & Notes (Cost $993)		1,166

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
5.000% due 08/01/2035	882	854
5.500% due 03/01/2034 - 04/01/2037	15,504	15,356
6.000% due 09/01/2036 - 04/01/2037	6,186	6,232
6.133% due 09/01/2044 - 10/01/2044	256	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.500% due 05/15/2017	$74	$72

Total U.S. Government Agencies (Cost $22,902)		22,774

U.S. TREASURY OBLIGATIONS 112.7%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	2,438	2,341
1.875% due 07/15/2013	28,118	27,760
1.875% due 07/15/2015	20,813	20,352
2.000% due 01/15/2014	19,037	18,857
2.000% due 07/15/2014	8,698	8,617
2.000% due 01/15/2026	25,496	24,239
2.375% due 04/15/2011	1,331	1,349
2.375% due 01/15/2017	12,346	12,533
2.375% due 01/15/2025	9,557	9,622
2.375% due 01/15/2027	2,710	2,733
2.500% due 07/15/2016	1,503	1,543
3.000% due 07/15/2012	21,598	22,646
3.375% due 04/15/2032	912	1,113
3.625% due 01/15/2008	6,543	6,645
3.625% due 04/15/2028	26,532	32,303
3.875% due 04/15/2029	8,619	10,944
4.250% due 01/15/2010	5,053	5,375

U.S. Treasury Bonds
6.625% due 02/15/2027	1,100	1,335

U.S. Treasury Notes
4.500% due 02/28/2011	100	100
4.500% due 11/15/2015	1,700	1,683
5.125% due 05/15/2016	600	621

Total U.S. Treasury Obligations (Cost $212,791)		212,711

MORTGAGE-BACKED SECURITIES 1.1%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	79	78

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	594	593

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,370	1,356

Total Mortgage-Backed Securities (Cost $2,034)		2,027

ASSET-BACKED SECURITIES 0.2%
Lehman XS Trust
5.400% due 07/25/2046	202	202

Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037	92	92

Residential Asset Securities Corp.
5.390% due 04/25/2036	40	40

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	8	8
5.390% due 03/25/2036	13	12

Total Asset-Backed Securities (Cost $354)		354

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	213	$237

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,817	2,578

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		539	730

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,003

Total Foreign Currency-Denominated Issues (Cost $4,656)			4,548

SHORT-TERM INSTRUMENTS 8.9%

CERTIFICATES OF DEPOSIT 1.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$2,000	2,001

COMMERCIAL PAPER 0.6%
Cox Communications, Inc.
5.570% due 09/17/2007		800	800

Rabobank USA Financial Corp.
5.395% due 06/06/2007		400	400

			1,200

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007		3,000	3,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $3,057. Repurchase proceeds are $3,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007		914	914
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $933. Repurchase proceeds are $914.)

			3,914

U.S. TREASURY BILLS 5.1%
4.919% due 05/31/2007 - 06/14/2007 (a)(c)(e)		9,800	9,706

Total Short-Term Instruments (Cost $16,822)			16,821

PURCHASED OPTIONS (g) 0.0%
(Cost $9)			4

Total Investments (d) 142.9% (Cost $269,803)			$269,693

Other Assets and Liabilities (Net) (42.9%)			(80,930)

Net Assets 100.0%			$188,763

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $8,667 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $300 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,039 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	78	$11
90-Day Eurodollar December Futures	Short	12/2008	23	(9)
90-Day Eurodollar June Futures	Long	06/2007	35	(25)
90-Day Eurodollar June Futures	Short	06/2008	37	(2)
90-Day Eurodollar March Futures	Short	03/2008	113	10
90-Day Eurodollar September Futures	Long	09/2007	72	(38)
90-Day Eurodollar September Futures	Short	09/2008	37	(3)
Euro-Bund 10-Year Note June Futures	Short	06/2007	20	33
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	26	6
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	30	9
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	26	5
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	30	(5)
Japan Government 10-Year Bond June Futures	Long	06/2007	8	(10)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	298	146
U.S. Treasury 10-Year Note June Futures	Long	06/2007	454	(38)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	188	366
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(80)

				$376

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	$3,500	$16
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	200	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	100	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,000	8
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	1,000	8
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%		06/20/2007	1,000	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	1,000	8
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%		06/20/2007	1,000	8

							$59

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	900	$(1)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(1)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	18,000	(235)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,500	(53)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		500	(19)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		800	(30)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		4,000	(65)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		2,100	(81)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	34
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	26
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	121
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	1
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	4
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	175
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	35

40	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016	EUR	500	$(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	4
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(66)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	38
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	154
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(14)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,200	5
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		$1,000	13
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	5
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		300	1
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		9,700	28
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		41,900	117
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(4)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,900	(39)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,000	40
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(41)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	54

							$275

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	14,434	$(2,813)
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	17,822	(3,349)

						$(6,162)

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 102.500	05/25/2007	179	$4	$3
Put - CBOT U.S. Treasury 5-Year Note June Futures	103.000	05/25/2007	19	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	103.000	05/25/2007	280	5	4

				$9	$7

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	04/19/2007	$600	$0	$0
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	04/19/2007	4,400	0	(5)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000	09/26/2007	1,000	0	2

					$0	$(3)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	4.250%	11/15/2013	$8,200	$8,090	$8,189

(3) Market value includes $141 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments RealEstateRealReturn Strategy Fund (Cont.)	March 31, 2007

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	88	04/2007	$1	$0	$1
Buy	CHF	603	06/2007	0	0	0
Buy	CNY	17,829	01/2008	28	0	28
Buy		14,704	03/2008	8	0	8
Sell	EUR	567	04/2007	0	0	0
Sell	GBP	810	04/2007	0	(18)	(18)
Buy	JPY	46,037	05/2007	11	0	11
Sell		67,676	05/2007	2	0	2
Buy	PLN	133	04/2007	2	0	2
Sell		133	04/2007	0	0	0
Buy		133	09/2007	0	0	0
Buy	RUB	1,128	12/2007	0	0	0

				$52	$(18)	$34

42	PIMCO Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 23.8%

BANKING & FINANCE 17.8%
American Express Credit Corp.
5.380% due 03/02/2009	$30	$30

American Honda Finance Corp.
5.400% due 03/09/2009	30	30

ANZ National International Ltd.
5.400% due 08/07/2009	20	20

Bank of America Corp.
5.360% due 06/19/2009	30	30
5.460% due 08/02/2010	140	141

Bear Stearns Cos., Inc.
5.610% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	30	29

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	10	10
5.420% due 05/18/2009	120	120

CIT Group, Inc.
5.570% due 05/23/2008	30	30

Citigroup Global Markets Holdings, Inc.
5.480% due 08/03/2009	20	20

Citigroup, Inc.
5.480% due 06/09/2009	10	10
5.510% due 05/18/2010	140	141

Ford Motor Credit Co.
7.250% due 10/25/2011	100	98

General Electric Capital Corp.
5.420% due 10/06/2010	10	10
5.430% due 01/20/2010	100	100
5.450% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.440% due 11/16/2009	110	110
5.625% due 01/15/2017	10	10
5.690% due 07/23/2009	30	30

HBOS Treasury Services PLC
5.449% due 10/01/2007	100	100

HSBC Finance Corp.
5.440% due 06/19/2009	110	110
5.640% due 11/16/2009	100	101

International Lease Finance Corp.
5.496% due 06/26/2009	110	110
5.580% due 05/24/2010	20	20

John Deere Capital Corp.
5.410% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.370% due 06/26/2009	80	80
5.539% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	10	10
5.440% due 04/03/2009	30	30

Merrill Lynch & Co., Inc.
5.430% due 06/16/2008	10	10
5.450% due 06/16/2008	20	20

Morgan Stanley
5.390% due 04/25/2008	30	30
5.470% due 02/09/2009	100	100

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	20	20

SLM Corp.
5.440% due 01/25/2008	100	100
5.570% due 07/25/2008	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.410% due 10/28/2008	$30	$30

Wells Fargo & Co.
5.380% due 03/10/2008	120	120

		2,090

INDUSTRIALS 3.9%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	20	20

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	10	10

Diageo Capital PLC
5.460% due 11/10/2008	20	20

El Paso Corp.
6.950% due 12/15/2007	20	20

FedEx Corp.
5.440% due 08/08/2007	20	20

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.475% due 12/16/2009	20	20

Safeway, Inc.
5.698% due 03/27/2009	30	30

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	113

Transocean, Inc.
5.548% due 09/05/2008	10	10

		462

UTILITIES 2.1%
AT&T, Inc.
5.570% due 11/14/2008	20	20

BellSouth Corp.
5.460% due 08/15/2008	20	20

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	100	100

Dominion Resources, Inc.
5.540% due 11/14/2008	40	40

Telecom Italia Capital S.A.
5.970% due 07/18/2011	10	10

Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	50	50

		240

Total Corporate Bonds & Notes (Cost $2,791)		2,792

U.S. GOVERNMENT AGENCIES 55.6%
Fannie Mae
5.500% due 04/01/2037	1,000	990
6.000% due 04/01/2037	4,400	4,433

Freddie Mac
4.250% due 09/15/2024	70	69

Ginnie Mae
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $6,517)		6,505

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	9	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	$17	$17

Countrywide Alternative Loan Trust
5.480% due 02/25/2047	95	95
5.983% due 02/25/2036	43	43

HSI Asset Securitization Corp. Trust
5.450% due 07/25/2035	19	19

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	33	33

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	26	26

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	21	21

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	46	46

Structured Asset Securities Corp.
5.331% due 10/25/2035	25	25
5.370% due 05/25/2036	25	25

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	18	18

Washington Mutual, Inc.
5.640% due 12/25/2027	64	64
5.663% due 01/25/2047	94	94
5.892% due 09/25/2046	10	10
5.892% due 10/25/2046	23	23

Total Mortgage-Backed Securities (Cost $568)		568

ASSET-BACKED SECURITIES 22.6%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	60	60

ACE Securities Corp.
5.380% due 05/25/2036	8	8
5.380% due 10/25/2036	23	23
5.400% due 10/25/2036	16	16

American Express Credit Account Master Trust
5.320% due 01/18/2011	100	100
5.820% due 02/15/2012	43	43

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	3	3

Asset-Backed Funding Certificates
5.380% due 10/25/2036	7	7

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	26	26
5.595% due 09/25/2034	4	4

Bank One Issuance Trust
5.430% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	36	36

Capital One Auto Finance Trust
5.340% due 12/14/2007	18	18

Chase Credit Card Master Trust
5.360% due 09/15/2009	20	20
5.420% due 10/15/2009	50	50
5.430% due 07/15/2010	100	100
5.430% due 02/15/2011	10	10

Chase Issuance Trust
5.330% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	100	98

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	14	14
5.370% due 11/25/2036	22	22

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 01/25/2037	$95	$95
5.430% due 08/25/2036	100	100

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	12	12
5.370% due 05/25/2037	111	112
5.370% due 03/25/2047	16	16
5.380% due 03/25/2037	17	17
5.430% due 10/25/2046	8	8

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	10	10
5.329% due 12/08/2007	45	45

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	26	26
5.380% due 06/25/2036	22	22
5.410% due 01/25/2036	13	13
5.410% due 11/25/2036	11	11

Fremont Home Loan Trust
5.370% due 05/25/2036	8	8
5.390% due 02/25/2037	15	15

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	16	16

GSAMP Trust
5.390% due 09/25/2036	17	17
5.390% due 12/25/2036	90	90

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	79	79

Home Equity Asset Trust
5.440% due 01/25/2036	14	14

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	89	89

Lehman XS Trust
5.390% due 05/25/2046	23	23
5.400% due 11/25/2046	26	26
5.440% due 11/25/2036	8	8

Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	25	26

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	100	99
5.420% due 12/15/2011	35	35

Merrill Lynch Mortgage Investors, Inc.
5.380% due 10/25/2037	26	26

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	25	25
5.370% due 09/25/2036	24	24
5.370% due 11/25/2036	93	93

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	33	33

Option One Mortgage Loan Trust
5.360% due 02/25/2037	33	33
5.390% due 01/25/2036	40	40

Park Place Securities, Inc.
5.632% due 10/25/2034	17	17

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	22	22

Residential Asset Securities Corp.
5.360% due 08/25/2036	14	14
5.390% due 11/25/2036	26	26
5.390% due 02/25/2037	98	98

Saxon Asset Securities Trust
5.380% due 11/25/2036	16	16

SBI HELOC Trust
5.490% due 08/25/2036	17	17

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SLM Student Loan Trust
5.330% due 10/25/2012		$18	$18

Soundview Home Equity Loan Trust
5.380% due 12/25/2036		73	73
5.550% due 06/25/2035		20	20

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037		33	33

Structured Asset Securities Corp.
5.370% due 10/25/2036		25	25
5.420% due 07/25/2035		8	8

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		9	9

Wells Fargo Home Equity Trust
5.420% due 03/25/2037		100	100

Total Asset-Backed Securities (Cost $2,638)			2,640

SOVEREIGN ISSUES 0.9%
Korea Development Bank
5.490% due 04/03/2010 (a)		100	100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	9,940	84

Total Foreign Currency-Denominated Issues (Cost $82)			84

		SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
7.600% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 49.5%

CERTIFICATES OF DEPOSIT 5.7%
BNP Paribas
5.270% due 09/23/2008		$100	100

Dexia S.A.
5.270% due 09/29/2008		100	100

Fortis Bank NY
5.265% due 06/30/2008		40	40
5.300% due 09/30/2008		100	100

Nordea Bank Finland PLC
5.267% due 03/31/2008		30	30

Royal Bank of Canada
5.262% due 06/30/2008		40	40

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		100	100

Skandinav Enskilda BK
5.350% due 02/13/2009		30	30

Societe Generale NY
5.271% due 03/28/2008		30	30
5.271% due 06/30/2008		100	100

			670

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 28.8%
Abbey National N.A. LLC
5.230% due 05/21/2007	$300	$298

ASB Finance Ltd.
5.240% due 06/20/2007	300	298

Barclays U.S. Funding Corp.
5.240% due 06/29/2007	500	496

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	100	99

Danske Corp.
5.250% due 06/11/2007	300	300

DnB NORBank ASA
5.220% due 07/11/2007	300	296

HBOS Treasury Services PLC
5.235% due 05/21/2007	200	198

ING U.S. Funding LLC
5.235% due 05/16/2007	300	298

IXIS Commercial Paper Corp.
5.220% due 05/22/2007	300	298

Rabobank USA Financial Corp.
5.395% due 04/02/2007	200	200

Societe Generale NY
5.200% due 04/02/2007	200	200

Svenska Handelsbanken, Inc.
5.185% due 07/09/2007	300	296

UBS Finance Delaware LLC
5.145% due 08/01/2007	100	98

		3,375

REPURCHASE AGREEMENTS 9.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	1,000	1,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $1,026. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	151	151
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $156. Repurchase proceeds are $151.)

		1,151

U.S. TREASURY BILLS 5.1%
4.990% due 05/31/2007 - 06/14/2007 (b)(d)	605	599

Total Short-Term Instruments (Cost $5,795)		5,795

PURCHASED OPTIONS (f) 0.1%
(Cost $19)		17

Total Investments (c) 158.3% (Cost $18,531)		$18,522

Written Options (g) (0.1%) (Premiums $13)		(11)

Other Assets and Liabilities (Net) (58.2%)		(6,805)

Net Assets 100.0%		$11,706

44	PIMCO Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $218 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $599 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1	$0
90-Day Euribor March Futures	Long	03/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	24	(3)
90-Day Eurodollar December Futures	Long	12/2008	11	7
90-Day Eurodollar June Futures	Long	06/2008	21	5
90-Day Eurodollar March Futures	Long	03/2008	30	4
90-Day Eurodollar September Futures	Long	09/2008	21	5
90-Day Euroyen December Futures	Long	12/2007	1	0
90-Day Euroyen September Futures	Long	09/2007	1	0
Russell 2000 E-mini Index June Futures	Long	06/2007	88	202
Russell 2000 Index June Futures	Long	06/2007	11	111
U.S. Treasury 2-Year Note June Futures	Short	06/2007	1	0
U.S. Treasury 10-Year Note June Futures	Short	06/2007	7	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	0

				$330

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$100	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	100	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	10	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	06/20/2007	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0

						$0

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	100	$0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	40,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		90,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$200	0
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		300	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,900	29
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,500	(15)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	2
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		300	2

							$22

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments Small Cap StocksPLUS® TR Fund (Cont.)	March 31, 2007

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$ 90.500	09/17/2007	1	$0	$0
Put - CME E-mini S&P April Futures	560.000	04/20/2007	40	2	1
Put - OTC Russell 2000 Index June Futures	475.000	06/15/2007	130	3	3

				$5	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$2,300	$14	$13

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$ 85.438	06/05/2007	$500	$0	$0
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	2,000	0	0
Put - OTC Ginnie Mae 6.000% due 04/01/2037	90.000	04/12/2007	1,000	0	0

				$0	$0

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$ 105.000	05/25/2007	1	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$1,000	$13	$11

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	19	04/2007	$0	$0	$0
Buy	BRL	76	05/2007	2	0	2
Sell		76	05/2007	0	0	0
Buy		10	06/2007	1	0	1
Buy		32	10/2007	0	0	0
Buy		76	03/2008	0	0	0
Buy	CNY	74	11/2007	0	0	0
Sell		22	11/2007	0	0	0
Buy	EUR	10	04/2007	0	0	0
Sell		5	04/2007	0	0	0
Sell	GBP	12	04/2007	0	0	0
Sell	JPY	11,237	05/2007	0	(3)	(3)
Buy	KRW	1,126	04/2007	0	0	0
Sell		3,751	04/2007	0	0	0
Buy		3,907	05/2007	0	0	0
Buy	MXN	35	04/2007	0	0	0
Sell		35	04/2007	0	0	0
Buy		35	03/2008	0	0	0
Buy	NZD	6	04/2007	0	0	0
Buy	PLN	4	04/2007	0	0	0
Sell		4	04/2007	0	0	0
Buy		4	09/2007	0	0	0
Buy	RUB	112	12/2007	0	0	0
Buy	SGD	4	04/2007	0	0	0
Sell		6	04/2007	0	0	0
Buy		24	07/2007	0	0	0
Buy	TWD	34	05/2007	0	0	0
Sell		33	05/2007	0	0	0

				$3	$(3)	$0

46	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	$283	$283
6.735% due 03/22/2013	113	113
6.739% due 03/22/2013	587	587

Reynolds American, Inc.
7.104% due 05/11/2012	4,935	4,981
7.125% due 05/11/2012	3,774	3,809
7.125% due 05/31/2012	223	225

Total Bank Loan Obligations (Cost $9,913)		9,998

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 21.2%
American Express Bank FSB
5.380% due 10/20/2009	2,100	2,099

American Express Centurion Bank
5.319% due 05/07/2008	1,900	1,900

American Express Credit Corp.
5.320% due 06/12/2007	2,700	2,700
5.380% due 11/09/2009	2,100	2,102

American International Group, Inc.
5.350% due 06/23/2008	8,600	8,601

Bank of America Corp.
5.360% due 06/19/2009	9,600	9,615
5.370% due 11/06/2009	500	500

Bank of America N.A.
5.350% due 12/18/2008	4,100	4,098
5.360% due 07/25/2008	100	100

Bank of Ireland
5.400% due 12/18/2009	5,100	5,105

Bear Stearns Cos., Inc.
5.450% due 08/21/2009	3,000	3,003
5.660% due 01/30/2009	2,300	2,311

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,696
5.500% due 12/19/2008	1,500	1,503

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	7,100	7,107
5.450% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.380% due 12/28/2009	3,500	3,500
5.388% due 12/26/2008	1,600	1,601
5.400% due 01/30/2009	1,000	1,001

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	957

Export-Import Bank of Korea
5.600% due 11/16/2010	5,900	5,910

Ford Motor Credit Co.
6.180% due 09/28/2007	2,600	2,600
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	599

Foundation Re II Ltd.
12.110% due 11/26/2010	2,500	2,545

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,400
5.430% due 08/15/2011	6,300	6,298

General Motors Acceptance Corp.
6.500% due 09/23/2008	7,400	7,392

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group, Inc.
5.390% due 12/23/2008	$500	$500
5.400% due 03/30/2009	1,300	1,300
5.440% due 12/22/2008	3,600	3,606
5.440% due 06/23/2009	3,100	3,102
5.485% due 10/05/2007	700	701

HSBC Finance Corp.
5.485% due 09/15/2008	1,400	1,403
6.538% due 11/13/2007	10,100	10,147

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,500	1,500

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	200	200
5.460% due 08/21/2009	1,700	1,701
5.460% due 11/16/2009	4,200	4,201
5.560% due 12/23/2010	2,500	2,507
5.610% due 11/10/2009	1,300	1,306

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	5,500	5,500
5.400% due 10/23/2008	2,400	2,400
5.428% due 12/04/2009	2,300	2,300

Morgan Stanley
5.360% due 11/21/2008	1,600	1,600
5.450% due 01/15/2010	1,400	1,401
5.470% due 02/09/2009	2,800	2,804
5.610% due 01/18/2011	3,300	3,312

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,015

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	504

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	600	603

Prudential Financial, Inc.
5.490% due 06/13/2008	4,400	4,410

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	3,400	3,403
5.410% due 07/21/2008	1,600	1,602

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	5,800	5,804
5.410% due 09/19/2008	6,500	6,512

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,906

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,900	1,903

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,175
5.490% due 10/15/2011	5,700	5,705

Westpac Banking Corp.
5.280% due 06/06/2008	1,200	1,200

		194,681

INDUSTRIALS 8.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	2,000	2,006

Cox Communications, Inc.
5.905% due 12/14/2007	1,300	1,304

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	1,800	1,803

El Paso Corp.
7.625% due 08/16/2007	2,360	2,387

General Electric Co.
5.380% due 12/09/2008	9,600	9,611

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Depot, Inc.
5.475% due 12/16/2009	$2,000	$2,004

Hospira, Inc.
5.830% due 03/30/2010	2,400	2,407

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	719

Mandalay Resort Group
10.250% due 08/01/2007	2,500	2,544

MGM Mirage
9.750% due 06/01/2007	5,200	5,252

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,382

Oracle Corp.
5.590% due 01/13/2009	3,800	3,806

Pemex Project Funding Master Trust
5.948% due 12/03/2012	3,600	3,632

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,006

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	674

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,003

Time Warner, Inc.
5.590% due 11/13/2009	10,100	10,123

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,413

Transocean, Inc.
5.548% due 09/05/2008	2,400	2,404

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	4,400	4,398

		73,064

UTILITIES 6.2%
America Movil S.A. de C.V.
5.448% due 06/27/2008	2,700	2,703

AT&T, Inc.
4.214% due 06/05/2007	2,900	2,907
5.460% due 02/05/2010	1,100	1,102
5.570% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,568

Dominion Resources, Inc.
5.540% due 11/14/2008	4,460	4,465
5.650% due 09/28/2007	4,700	4,702

Entergy Gulf States, Inc.
6.090% due 12/08/2008	3,000	3,009

Florida Power Corp.
5.760% due 11/14/2008	1,900	1,901

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	1,700	1,861

NiSource Finance Corp.
5.930% due 11/23/2009	600	601

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,507

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,800	1,803

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,929

Qwest Corp.
8.605% due 06/15/2013	3,400	3,723

See Accompanying Notes	Annual Report	March 31, 2007	47

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Power Co.
8.000% due 06/01/2008	$8,593	$8,851

Southern California Edison Co.
5.460% due 02/02/2009	2,000	2,005

Telecom Italia Capital S.A.
5.840% due 02/01/2011	1,300	1,301

Telefonica Emisones SAU
5.650% due 06/19/2009	2,600	2,610

		56,555

Total Corporate Bonds & Notes (Cost $323,496)		324,300

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,835	1,841

Total Municipal Bonds & Notes (Cost $1,827)		1,841

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
4.618% due 09/01/2035	8,868	8,853
4.690% due 12/01/2033	2,700	2,696
4.777% due 04/01/2035	7,110	7,083
5.000% due 11/01/2019 - 04/25/2033	35,615	35,131
5.440% due 03/25/2034	1,798	1,802
5.500% due 09/01/2033 - 06/01/2036	23,431	23,226
5.608% due 12/01/2023 - 11/01/2028	308	311
5.609% due 02/01/2027	7	7
5.632% due 07/01/2018	55	56
5.646% due 04/01/2018	55	56
5.707% due 08/01/2029	41	42
5.720% due 05/25/2031 - 11/25/2032	6,307	6,346
6.000% due 01/01/2017 - 10/01/2033	1,433	1,459
6.133% due 07/01/2044	656	665
6.197% due 09/01/2034	2,096	2,122
6.351% due 12/01/2036	2,128	2,156
6.500% due 09/25/2008 (b)	3	0
6.903% due 11/01/2035	1,236	1,281
7.000% due 02/01/2015 - 03/01/2015	1,457	1,503
7.095% due 05/01/2022	9	9
7.500% due 09/01/2015 - 05/01/2016	1,085	1,118
8.000% due 03/01/2030 - 07/01/2031	249	263

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,261

Freddie Mac
4.711% due 06/01/2035	6,070	5,981
5.000% due 07/15/2024	5,144	5,125
5.500% due 08/15/2030	54	53
5.670% due 12/15/2030	1,493	1,498
5.700% due 02/15/2031	35	35
5.720% due 06/15/2018	564	565
5.731% due 07/01/2019	641	659
6.000% due 03/01/2016 - 04/01/2037	8,102	8,199
6.133% due 02/25/2045	2,923	2,936
6.500% due 10/25/2043	2,740	2,810
6.637% due 06/01/2022	24	24
6.824% due 12/01/2022	61	62
8.500% due 04/01/2025 - 06/01/2025	25	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
4.000% due 07/16/2027	$315	$313
5.375% due 02/20/2026 - 02/20/2028	1,207	1,221
5.720% due 09/20/2030	5	5
5.750% due 07/20/2018 - 07/20/2027	2,460	2,486
6.125% due 12/20/2022 - 12/20/2027	492	498
8.000% due 04/20/2030	229	242

Total U.S. Government Agencies (Cost $131,537)		131,185

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (d)(f)
3.625% due 01/15/2008	15,411	15,651

Total U.S. Treasury Obligations (Cost $15,783)		15,651

MORTGAGE-BACKED SECURITIES 12.0%
Arkle Master Issuer PLC
5.300% due 11/19/2007	5,100	5,102

Banc of America Funding Corp.
4.113% due 05/25/2035	2,227	2,190

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,063	1,081

Bank Mart
4.567% due 03/01/2019 (j)	626	603

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	2,590	2,604
4.750% due 10/25/2035	8,365	8,289
5.052% due 04/25/2033	802	808
5.335% due 02/25/2033	278	280
6.085% due 01/25/2034	439	442

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	2,152	2,153

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	2,677	2,679

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,201	2,193

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	1,900	1,897
6.000% due 10/25/2033	1,635	1,620

CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032	51	51
5.952% due 03/25/2032	763	762
7.395% due 06/25/2032	52	52

Fund America Investors Corp. II
6.854% due 06/25/2023	18	18

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	2,282	2,284
5.590% due 11/25/2045	1,126	1,129

GSR Mortgage Loan Trust
5.670% due 01/25/2034	491	492

Harborview Mortgage Loan Trust
5.510% due 01/19/2038	4,776	4,782

Impac CMB Trust
5.720% due 07/25/2033	2,058	2,060
5.820% due 04/25/2034	674	674
6.080% due 10/25/2033	126	126

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	1,671	1,673

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,741	1,742

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$745	$746

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,258	2,219

Mellon Residential Funding Corp.
5.560% due 06/15/2030	4,749	4,758

Merrill Lynch Floating Trust
5.390% due 06/15/2022	6,672	6,676

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	770	768

MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	1,701	1,710

Morgan Stanley Capital I
5.380% due 10/15/2020	1,476	1,476

Prime Mortgage Trust
5.720% due 02/25/2019	196	196
5.720% due 02/25/2034	856	859

Resecuritization Mortgage Trust
5.570% due 04/26/2021	1	1

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,874	2,880

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	775	781

Salomon Brothers Mortgage Securities VII
7.446% due 12/25/2030	861	859

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	1,051	1,054
9.466% due 06/25/2029	944	1,019

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	8,822	8,831

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,971	1,971

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	6,763	6,767

Washington Mutual, Inc.
5.590% due 12/25/2045	1,400	1,405
5.610% due 10/25/2045	779	781
5.642% due 02/27/2034	2,257	2,280
5.665% due 11/25/2034	241	241
5.983% due 02/25/2046	7,181	7,201
6.183% due 11/25/2042	489	492
6.383% due 06/25/2042	2,202	2,206

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,618	3,594

Total Mortgage-Backed Securities (Cost $109,703)		109,557

ASSET-BACKED SECURITIES 5.6%
AFC Home Equity Loan Trust
5.870% due 06/25/2028	463	463

Argent Securities, Inc.
5.390% due 04/25/2036	689	690

Asset-Backed Funding Certificates
5.380% due 01/25/2037	1,767	1,768

Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035	1,329	1,330

Capital One Auto Finance Trust
5.340% due 12/14/2007	752	753

Chase Funding Mortgage Loan Asset-Backed Certificates
5.690% due 10/25/2032	437	437

48	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	$1,014	$1,015

Countrywide Asset-Backed Certificates
5.390% due 06/25/2037	1,975	1,976

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	417	418

Fremont Home Loan Trust
5.370% due 10/25/2036	4,750	4,750

GSAMP Trust
5.440% due 12/25/2035	2,112	2,111

GSR Mortgage Loan Trust
5.420% due 11/25/2030	732	733

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	1,201	1,202

JPMorgan Mortgage Acquisition Corp.
5.390% due 11/25/2036	667	667

Lehman XS Trust
5.390% due 05/25/2046	909	909

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,149	1,150
5.520% due 11/25/2034	235	235
5.600% due 10/25/2034	350	351

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	8,513	8,513

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	1,094	1,095

Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2035	106	106

Residential Asset Securities Corp.
5.390% due 11/25/2036	2,455	2,456
5.430% due 10/25/2035	393	393

Saxon Asset Securities Trust
5.380% due 11/25/2036	1,174	1,174

SG Mortgage Securities Trust
5.420% due 10/25/2035	249	249

SLM Student Loan Trust
5.340% due 04/25/2012	5,702	5,706

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	307	307

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	3,430	3,432

Structured Asset Securities Corp.
5.420% due 07/25/2035	638	638
5.450% due 12/25/2035	1,596	1,597

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,000	1,000

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	1,574	1,575
5.440% due 12/25/2035	2,295	2,296

Total Asset-Backed Securities (Cost $51,471)		51,495

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%
Hydro Quebec
5.398% due 09/29/2049		$1,200	$1,133

Korea Development Bank
5.640% due 11/22/2012		2,200	2,208

Total Sovereign Issues (Cost $3,225)			3,341

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	576,520	4,856

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,463

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	851

Total Foreign Currency-Denominated Issues (Cost $12,250)			15,170

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.600% due 12/31/2049		913	9,635

Total Preferred Stocks (Cost $9,564)			9,635

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.5%

CERTIFICATES OF DEPOSIT 4.6%
BNP Paribas
5.262% due 05/28/2008		$1,600	1,601

Calyon Financial, Inc.
5.340% due 01/16/2009		3,000	3,000

Fortis Bank NY
5.265% due 04/28/2008		4,500	4,506
5.265% due 06/30/2008		1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008		1,500	1,500
5.308% due 05/28/2008		1,600	1,601

Royal Bank of Canada
5.295% due 06/30/2008		4,300	4,304

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		3,000	3,000
5.265% due 03/26/2008		1,600	1,600

Skandinav Enskilda BK
5.270% due 10/03/2007		6,200	6,200
5.272% due 08/21/2008		2,700	2,700
5.350% due 02/13/2009		300	300

Societe Generale NY
5.258% due 06/11/2007		1,600	1,600
5.258% due 06/20/2007		4,400	4,348
5.269% due 06/30/2008		2,000	2,001
5.271% due 06/30/2008		2,000	2,001

			41,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 14.3%
Bank of Ireland
5.240% due 06/14/2007	$25,300	$25,193

Cox Communications, Inc.
5.570% due 09/17/2007	1,200	1,200

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	4,900	4,840

Rabobank USA Financial Corp.
5.400% due 04/02/2007	23,900	23,900

Societe Generale NY
5.200% due 08/22/2007	19,700	19,491
5.215% due 08/22/2007	700	697

Swedbank AB
5.235% due 06/05/2007	14,200	14,167

Time Warner, Inc.
5.360% due 04/12/2007	10,400	10,385

UBS Finance Delaware LLC
5.225% due 08/01/2007	8,700	8,620
5.235% due 08/01/2007	21,000	20,948

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500

		130,941

REPURCHASE AGREEMENTS 4.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	37,000	37,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $37,661. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	3,817	3,817

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $3,897. Repurchase proceeds are $3,819.)

U.S. TREASURY BILLS 5.2%
4.969% due 05/31/2007 - 06/14/2007 (c)(f)	48,175	47,676

Total Short-Term Instruments (Cost $261,172)		261,096

PURCHASED OPTIONS (h) 0.2%
(Cost $1,588)		2,054

Total Investments (e) 102.2% (Cost $931,529)		$935,323

Written Options (i) (0.3%) (Premiums $1,940)		(2,433)

Other Assets and Liabilities (Net) (1.9%)		(17,790)

Net Assets 100.0%		$915,100

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $28,251 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(f)	Securities with an aggregate market value of $62,334 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	61	$(19)
90-Day Euribor December Futures	Long	12/2008	30	(6)
90-Day Euribor June Futures	Long	06/2008	92	(26)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	403	(196)
90-Day Euribor March Futures	Long	03/2008	33	(13)
90-Day Euribor September Futures	Long	09/2008	30	(8)
90-Day Eurodollar December Futures	Long	12/2007	1,769	(244)
90-Day Eurodollar December Futures	Long	12/2008	134	111
90-Day Eurodollar June Futures	Long	06/2008	687	86
90-Day Eurodollar March Futures	Long	03/2008	1,370	50
90-Day Eurodollar September Futures	Long	09/2007	326	(131)
90-Day Eurodollar September Futures	Long	09/2008	106	98
90-Day Euroyen December Futures	Long	12/2007	298	57
90-Day Euroyen September Futures	Long	09/2007	262	51
Euro-Bund 10-Year Note June Futures	Long	06/2007	32	(36)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	33	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	33	11
S&P 500 E-mini Index June Futures	Long	06/2007	9,306	304
S&P 500 Index June Futures	Long	06/2007	670	2,683
U.S. Treasury 2-Year Note June Futures	Short	06/2007	113	12
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	915	455
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	75	(70)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	65	12
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	27	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	79	(101)

				$3,082

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	76,000	$10
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%		03/20/2008		$2,000	2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,000	27
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012		5,000	3
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%		01/20/2012		1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%		03/20/2008		1,300	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008		4,200	6
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%		11/20/2007		3,200	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		3,200	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		2,600	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%		06/20/2008		1,500	(1)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%		10/20/2011		3,200	49
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012		1,300	13
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%		06/20/2008		6,200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%		12/20/2007		5,200	17
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007		1,500	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		2,000	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%		04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	17
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		1,200	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		12/20/2008		1,200	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009		2,200	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		3,900	47
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%		11/20/2007		5,300	8
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%		11/20/2007		3,200	7

50	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	$4,800	$8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	5,300	5
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	30
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	3,200	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	6

						$285

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	2,900	$(12)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,800	19
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	17
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	46
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	82
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	1
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(170)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	149
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		4,700	(101)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(34)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	(12)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	380,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,050,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		870,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		630,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		370,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		5,100,000	26
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$16,000	(12)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,300	(4)

							$41

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Long	S&P 500 Index	1-Month USD-LIBOR plus 0.030%	05/15/2007	17,908	$472

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 June Futures	$800.000	06/14/2007	479	$13	$0
Put - CME S&P 500 June Futures	825.000	06/14/2007	1,000	29	0
Put - CME S&P 500 June Futures	850.000	06/15/2007	100	3	0

				$45	$0

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments StocksPLUS® Fund (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$12,000	53	43
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		27,000	77	67
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	987
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		41,400	230	223
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	78
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	44
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		42,000	95	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		53,400	265	383

								$1,371	$1,875

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$44	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	45	47
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	39	42

				$172	$179

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	88	$36	$70
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	58	261	419
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	88	25	3
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	58	261	143

				$583	$635

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$7
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$6,000	75	61
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	960
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,000	220	198
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	85
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	82
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		7,000	81	41
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		4,000	46	33
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	276	331

								$1,357	$1,798

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	06/12/1997 - 07/07/1995	$628	$603	0.07%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$11,000	$10,893	$10,887

52	PIMCO Funds	See Accompanying Notes

March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,705	04/2007	$16	$0	$16
Buy	BRL	9,896	05/2007	264	0	264
Sell		9,896	05/2007	1	0	1
Buy		4,989	06/2007	157	0	157
Buy		2,580	10/2007	0	(6)	(6)
Buy		9,896	03/2008	0	(10)	(10)
Buy	CNY	960	09/2007	3	0	3
Buy		15,519	11/2007	25	0	25
Sell		2,130	11/2007	0	0	0
Buy		9,454	01/2008	0	0	0
Buy	EUR	749	04/2007	0	0	0
Sell		331	04/2007	0	0	0
Sell	GBP	1,364	04/2007	0	(16)	(16)
Sell	JPY	1,158,727	05/2007	3	(242)	(239)
Buy	KRW	114,448	04/2007	0	(1)	(1)
Sell		292,578	04/2007	1	0	1
Buy		1,510,902	05/2007	0	(6)	(6)
Buy	MXN	7,208	04/2007	0	(9)	(9)
Sell		7,208	04/2007	1	0	1
Buy		7,208	03/2008	0	(1)	(1)
Buy	NZD	517	04/2007	6	0	6
Sell		11,459	04/2007	0	(490)	(490)
Buy	PLN	384	04/2007	3	0	3
Sell		384	04/2007	0	(1)	(1)
Buy		384	09/2007	0	0	0
Buy	RUB	24,216	11/2007	10	0	10
Buy		74,460	12/2007	26	0	26
Buy	SGD	395	04/2007	3	0	3
Sell		457	04/2007	0	(1)	(1)
Buy		1,735	07/2007	10	0	10
Buy	TWD	4,107	05/2007	0	0	0
Sell		3,176	05/2007	0	0	0

				$529	$(783)	$(254)

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments StocksPLUS® Total Return Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 15.2%
American Express Credit Corp.
5.380% due 11/09/2009	$1,200	$1,201

American International Group, Inc.
5.050% due 10/01/2015	100	98

Bank of America Corp.
5.370% due 11/06/2009	400	400
5.440% due 09/18/2009	800	801

Bank of America N.A.
5.360% due 07/25/2008	900	900
5.360% due 02/27/2009	1,000	1,001

Bank of Ireland
5.400% due 12/18/2009	1,500	1,501

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	700	703

BNP Paribas
5.186% due 06/29/2049	1,200	1,151

Calabash Re II Ltd.
13.755% due 01/08/2010	1,000	1,026
14.955% due 01/08/2010	1,000	1,045
16.255% due 01/08/2010	800	835

Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	600	601

Citigroup, Inc.
5.380% due 12/28/2009	1,900	1,900
5.388% due 12/26/2008	900	901
5.400% due 01/30/2009	1,200	1,201
6.125% due 08/25/2036	1,200	1,223

DnB NORBank ASA
5.430% due 10/13/2009	600	600

Export-Import Bank of China
4.875% due 07/21/2015	100	98

General Electric Capital Corp.
5.390% due 10/26/2009	2,100	2,100
5.430% due 01/20/2010	3,000	3,007
5.430% due 08/15/2011	2,200	2,199

GMAC LLC
6.000% due 12/15/2011	100	97

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	500	500
5.400% due 03/30/2009	1,000	1,000
5.440% due 12/22/2008	1,500	1,502
5.440% due 06/23/2009	1,000	1,000
5.440% due 11/16/2009	800	801

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Finance Corp.
5.435% due 03/12/2010	3,500	3,502
5.610% due 05/10/2010	400	402

JPMorgan Chase & Co.
5.370% due 06/26/2009	500	500

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	100

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	2,400	2,402
5.450% due 01/23/2009	900	901

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	1,000	1,000
5.450% due 08/22/2008	400	400
5.450% due 08/14/2009	1,200	1,201

MetLife, Inc.
6.400% due 12/15/2036	300	294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.360% due 11/21/2008	$500	$500

Mystic Re Ltd.
11.660% due 12/05/2008	800	808

Petroleum Export Ltd.
5.265% due 06/15/2011	86	85

Resona Bank Ltd.
5.850% due 09/29/2049	200	199

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	500	501

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	3,300	3,306

SLM Corp.
5.500% due 07/27/2009	400	400

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,085

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	100

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	2,600	2,602

USB Capital IX
6.189% due 04/15/2049	100	103

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	500	500

Wachovia Corp.
5.410% due 10/28/2008	1,700	1,702
5.410% due 12/01/2009	200	200
5.490% due 10/15/2011	1,500	1,501

		53,784

INDUSTRIALS 1.2%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	800	802

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	100	100

CODELCO, Inc.
6.150% due 10/24/2036	100	102

Cox Communications, Inc.
5.875% due 12/01/2016	100	101

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	300	301

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Peabody Energy Corp.
7.875% due 11/01/2026	200	216

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
7.375% due 12/15/2014	10	11

Transocean, Inc.
5.548% due 09/05/2008	500	501

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	1,700	1,699

		4,136

UTILITIES 0.9%
AT&T, Inc.
4.214% due 06/05/2007	700	702
5.460% due 02/05/2010	400	401

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	650

Qwest Corp.
7.625% due 06/15/2015	600	643

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	$300	$287

Telefonica Emisones SAU
5.650% due 06/19/2009	700	703

		3,386

Total Corporate Bonds & Notes (Cost $61,132)		61,306

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	15	15

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	407

Total Municipal Bonds & Notes (Cost $403)		422

U.S. GOVERNMENT AGENCIES 55.4%
Fannie Mae
4.673% due 05/25/2035	100	99
5.000% due 11/01/2017 -03/01/2036	19,136	18,854
5.380% due 12/25/2036	384	384
5.440% due 03/25/2034	297	297
5.500% due 05/01/2032 -11/01/2035	76,841	76,192
5.623% due 05/01/2036	17	17
5.670% due 03/25/2044	972	974
5.720% due 11/25/2032	90	90
6.000% due 04/01/2037 -05/01/2037	78,100	78,669
6.133% due 07/01/2044	205	208
6.197% due 09/01/2034	84	85
6.351% due 12/01/2036	74	75
7.000% due 09/01/2013	11	11
8.000% due 12/01/2030	3	3

Freddie Mac
4.500% due 10/01/2007	39	39
5.500% due 08/15/2030	7	7
6.000% due 04/01/2037	8,000	8,065
6.133% due 02/25/2045	101	101
7.198% due 02/01/2024	20	21
8.000% due 01/01/2017	45	48

Ginnie Mae
5.375% due 03/20/2027	4	5
6.000% due 04/01/2037	9,000	9,118
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,217	1,189
5.520% due 06/01/2024	1,340	1,364

Total U.S. Government Agencies (Cost $197,467)		195,917

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,122	1,066
2.375% due 01/15/2025	1,074	1,081

U.S. Treasury Bonds
4.750% due 02/15/2037	600	591
6.000% due 02/15/2026	400	452
6.625% due 02/15/2027	500	607

Total U.S. Treasury Obligations (Cost $3,838)		3,797

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	358	353

54	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Arkle Master Issuer PLC
5.300% due 11/19/2007	$1,600	$1,601

Banc of America Funding Corp.
4.113% due 05/25/2035	537	529

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	177	180
6.500% due 09/25/2033	54	55

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	181	182
5.052% due 04/25/2033	8	8
5.335% due 02/25/2033	1	1
6.085% due 01/25/2034	28	28

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	1,264	1,266
5.480% due 02/25/2034	775	775

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	174	172

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	600	599
6.000% due 10/25/2033	149	147

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	164	163
5.590% due 05/25/2034	127	127

CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	2,819	2,822

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	761	761
5.400% due 01/25/2047	796	797

GSR Mortgage Loan Trust
3.402% due 06/25/2034	1,032	1,038
6.000% due 03/25/2032	1	1

Impac CMB Trust
5.720% due 07/25/2033	95	95
5.820% due 04/25/2034	108	108

MASTR Asset Securitization Trust
5.500% due 09/25/2033	40	39

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	20	20

MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	176	177

Morgan Stanley Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
5.720% due 02/25/2019	22	22
5.720% due 02/25/2034	119	119

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	862	864

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	585	559

Structured Asset Securities Corp.
5.331% due 10/25/2035	741	739

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	657	657

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	2	2

Washington Mutual, Inc.
5.610% due 10/25/2045	167	167
5.640% due 12/25/2027	1,463	1,464
5.642% due 02/27/2034	75	75
5.983% due 02/25/2046	563	565
6.183% due 11/25/2042	159	160
6.383% due 08/25/2042	106	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$706	$701

Total Mortgage-Backed Securities (Cost $18,263)		18,247

ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp.
5.370% due 12/25/2036	248	248
5.450% due 10/25/2036	3,900	3,900

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	18	18

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	522	522
5.480% due 05/25/2035	356	356

Bank One Issuance Trust
5.430% due 12/15/2010	4,400	4,409

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	940	940
5.400% due 10/25/2036	357	358

Capital One Auto Finance Trust
5.340% due 12/14/2007	265	266

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	3,596	3,598

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,000	1,003

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	7,731	7,736
5.400% due 06/25/2037	672	672
5.800% due 12/25/2031	118	118

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	21	21

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,145	1,145
5.370% due 12/25/2036	797	797
5.390% due 12/25/2037	3,665	3,667

Fremont Home Loan Trust
5.370% due 10/25/2036	2,569	2,570
5.380% due 01/25/2037	535	535

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	711	711

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,173	1,174
5.370% due 10/25/2036	2,899	2,899

Lehman XS Trust
5.390% due 05/25/2046	284	284

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,584	1,585
5.360% due 11/25/2036	2,715	2,717
5.600% due 10/25/2034	87	88

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	816	816

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	2,200	2,204

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	570	570
5.390% due 08/25/2036	3,255	3,255

Morgan Stanley ABS Capital I
5.370% due 10/25/2036	338	338

Option One Mortgage Loan Trust
5.370% due 07/25/2036	546	547

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,441	1,441
5.420% due 08/25/2046	2,838	2,839

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.400% due 01/25/2037		$3,580	$3,582

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		132	132

Total Asset-Backed Securities (Cost $58,040)			58,061

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	98

Total Sovereign Issues (Cost $99)			98

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	270

Total Foreign Currency-Denominated Issues (Cost $251)			270

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049		153	1,615

Total Preferred Stocks (Cost $1,619)			1,615

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 40.7%

CERTIFICATES OF DEPOSIT 7.5%
Barclays Bank PLC
5.281% due 03/17/2008		$3,200	3,200

BNP Paribas
5.262% due 05/28/2008		500	500
5.270% due 09/23/2008		2,300	2,299

Calyon Financial, Inc.
5.340% due 01/16/2009		1,200	1,200

Dexia S.A.
5.270% due 09/29/2008		4,000	4,001

Fortis Bank NY
5.265% due 06/30/2008		1,500	1,500
5.300% due 09/30/2008		1,100	1,100

Nordea Bank Finland PLC
5.262% due 03/31/2008		500	500
5.308% due 05/28/2008		500	500

Royal Bank of Canada
5.267% due 06/30/2008		1,600	1,602

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		3,400	3,400

Skandinav Enskilda BK
5.270% due 10/03/2007		1,900	1,900
5.272% due 08/21/2008		1,000	1,000

Societe Generale NY
5.258% due 06/11/2007		500	500
5.269% due 06/30/2008		500	500
5.271% due 06/30/2008		2,400	2,401

Unicredito Italiano NY
5.358% due 05/06/2008		600	600

			26,703

COMMERCIAL PAPER 20.4%
Abbey National N.A. LLC
5.230% due 06/11/2007		8,700	8,638

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
5.200% due 07/24/2007	$8,500	$8,365

Bank of Ireland
5.240% due 06/14/2007	9,500	9,442

Cox Communications, Inc.
5.570% due 09/17/2007	400	400

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	3,400	3,359

DnB NORBank ASA
5.220% due 07/11/2007	10,900	10,781

Rabobank USA Financial Corp.
5.400% due 06/06/2007	8,100	8,100

Societe Generale NY
5.185% due 08/22/2007	300	300
5.200% due 08/22/2007	2,600	2,600
5.225% due 08/22/2007	7,800	7,757

UBS Finance Delaware LLC
5.185% due 08/01/2007	5,900	5,900
5.235% due 08/01/2007	6,100	6,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007	$400	$400

		72,096

REPURCHASE AGREEMENTS 6.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	20,000	20,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $20,387. Repurchase proceeds are $20,009.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,542	3,542
(Dated 03/30/2007. Collateralized by Freddie Mac 2.875% due 05/15/2007 valued at $3,617. Repurchase proceeds are $3,543.)

		23,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.1%
4.955% due 05/31/2007 - 06/14/2007 (b)(d)(f)	$21,995	$21,756

Total Short-Term Instruments (Cost $144,113)		144,097

PURCHASED OPTIONS (h) 0.3%
(Cost $974)		944

Total Investments (e) 137.0% (Cost $486,199)		$484,774

Written Options (i) (0.4%) (Premiums $1,225)		(1,292)

Other Assets and Liabilities (Net) (36.6%)		(129,625)

Net Assets 100.0%		$353,857

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $8,219 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $21,509 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(9)
90-Day Euribor December Futures	Long	12/2008	18	(4)
90-Day Euribor June Futures	Long	06/2008	91	(30)
90-Day Euribor March Futures	Long	03/2008	57	(34)
90-Day Euribor September Futures	Long	09/2008	18	(5)
90-Day Eurodollar December Futures	Long	12/2007	944	(142)
90-Day Eurodollar December Futures	Long	12/2008	259	192
90-Day Eurodollar June Futures	Long	06/2008	528	138
90-Day Eurodollar March Futures	Long	03/2008	993	138
90-Day Eurodollar September Futures	Long	09/2007	167	(55)
90-Day Eurodollar September Futures	Long	09/2008	325	148
90-Day Euroyen December Futures	Long	12/2007	102	21
90-Day Euroyen September Futures	Long	09/2007	76	17
Euro-Bund 10-Year Note June Futures	Long	06/2007	55	(52)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	29	5
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	53	10
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	35	5
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 111.000	Long	06/2007	15	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	117	5
S&P 500 Emini Index June Futures	Long	06/2007	803	190
S&P 500 Index June Futures	Long	06/2007	817	4,283
U.S. Treasury 2-Year Note June Futures	Short	06/2007	35	4
U.S. Treasury 10-Year Note June Futures	Long	06/2007	159	67
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	13	23
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	39	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	36	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	46	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	21	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	11	(9)

				$4,814

56	PIMCO Funds	See Accompanying Notes

March 31, 2007

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	20,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$2,000	9
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		3,600	(3)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		4,000	4
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		2,500	(1)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%		06/20/2008		2,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008		300	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		5,000	17
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%		06/20/2007		500	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		3,600	1
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		2,300	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		2,500	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		1,600	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		1,600	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		200	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		300	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		2,700	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016		1,500	71
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		2,400	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009		2,400	3
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009		1,900	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007		500	3

								$183

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,100	$(5)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	700	8
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	15
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	300	(8)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		500	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	22
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	22
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	(5)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,500	7
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	24
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(1)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	(15)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,400	(116)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	54
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(254)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	8
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	(5)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	124
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	150,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,120,000	7
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		240,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		520,000	15
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		470,000	24

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026	JPY	150,000	2
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		180,000	12
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		225,000	23
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		80,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		20,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		60,000	6
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		75,000	8
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		2,600,000	10
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		140,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,000,000	11
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		390,000	14
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		90,000	8
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$16,900	9
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(2)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		7,400	21
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	70
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		68,800	323
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		400	(15)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	4
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,800	(11)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(13)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		8,000	52
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		800	(24)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,200	(6)

							$487

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$104.000	05/25/2007	94	$2	$1
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	117	1	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	102	1	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	98	1	0
Put - CME S&P 500 June Futures	800.000	06/14/2007	279	8	0
Put - CME S&P 500 June Futures	825.000	06/14/2007	745	21	0

				$34	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	2,000	$9	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	34	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		5,000	28	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		4,000	19	1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,000	5	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		700	4	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$19,000	70	53
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		9,000	37	24
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		9,000	26	22
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		11,000	25	6
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		12,000	53	77
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		11,000	53	121
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		30,000	158	210
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		18,000	41	21
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		26,000	33	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		22,900	114	164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		22,200	134	119
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		2,000	7	13

								$940	$943

58	PIMCO Funds	See Accompanying Notes

March 31, 2007

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	48	$19	$38
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	28	6	11
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	14	3	3
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	24	108	174
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	20	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	83	20	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	14	4	4
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	24	108	59

				$270	$292

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	41	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		2,000	26	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		2,000	23	5
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	300	5	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		200	4	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$8,000	66	57
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		4,000	35	25
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		2,000	25	20
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		2,000	27	10
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	44
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		5,000	51	83
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		5,000	55	137
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		2,900	31	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		14,000	169	258
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,000	33	31
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		3,000	35	18
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		10,000	120	144
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		9,700	129	106
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	16

								$955	$1,000

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$4,000	$3,961	$3,959
U.S. Treasury Notes	4.625%	02/15/2017	1,300	1,313	1,306

				$5,274	$5,265

(2) Market value includes $9 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	684	04/2007	$6	$0	$6
Buy	BRL	7,471	05/2007	192	0	192
Sell		7,471	05/2007	0	(9)	(9)
Buy		1,556	06/2007	49	0	49
Buy		1,077	10/2007	0	(3)	(3)
Buy		7,471	03/2008	2	0	2
Buy	CLP	64,260	05/2007	0	(3)	(3)
Buy	CNY	384	09/2007	1	0	1
Buy		3,651	11/2007	4	0	4
Sell		871	11/2007	0	0	0
Buy		1,888	01/2008	0	0	0
Buy	EUR	365	04/2007	0	0	0
Sell		1,597	04/2007	0	(1)	(1)

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments StocksPLUS® Total Return Fund (Cont.)	March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	584	04/2007	0	(7)	(7)
Buy	INR	2,915	06/2007	1	0	1
Sell	JPY	220,075	05/2007	3	(26)	(23)
Buy	KRW	44,185	04/2007	0	0	0
Sell		119,094	04/2007	0	0	0
Buy		519,634	05/2007	0	(2)	(2)
Sell		417,227	05/2007	0	0	0
Sell		10,850	06/2007	0	0	0
Buy	MXN	6,445	04/2007	0	(7)	(7)
Sell		6,445	04/2007	1	0	1
Buy		6,375	03/2008	0	(1)	(1)
Buy	NZD	200	04/2007	2	0	2
Buy	PLN	492	04/2007	5	0	5
Sell		492	04/2007	0	(1)	(1)
Buy		492	09/2007	1	0	1
Buy	RUB	7,407	11/2007	3	0	3
Buy		21,234	12/2007	8	0	8
Buy	SGD	283	04/2007	2	0	2
Sell		187	04/2007	0	(1)	(1)
Buy		1,684	07/2007	10	0	10
Buy		172	09/2007	1	0	1
Buy	TWD	4,392	05/2007	0	0	0
Sell		3,903	05/2007	0	0	0
Buy	ZAR	39	06/2007	0	0	0

				$291	$(61)	$230

60	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
HCA, Inc.
7.614% due 11/14/2013	$1,000	$1,010

Total Bank Loan Obligations (Cost $1,000)		1,010

CORPORATE BONDS & NOTES 33.1%

BANKING & FINANCE 22.7%
American Express Centurion Bank
5.380% due 04/17/2009	1,200	1,200

American Honda Finance Corp.
5.400% due 03/09/2009	500	501

ANZ National International Ltd.
5.400% due 08/07/2009	1,100	1,100

Bank of America Corp.
5.360% due 06/19/2009	1,700	1,703

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	400	401
5.450% due 08/21/2009	200	200
5.510% due 04/29/2008	900	902

BNP Paribas
5.186% due 06/29/2049	200	192

C10 Capital SPV Ltd.
6.722% due 12/01/2049	200	198

Calabash Re II Ltd.
13.755% due 01/08/2010	400	411
14.955% due 01/08/2010	400	418

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	1,600	1,602

CIT Group, Inc.
5.500% due 12/19/2008	100	100
5.510% due 01/30/2009	1,100	1,102
5.570% due 05/23/2008	100	100
5.650% due 11/03/2010	300	301

Citigroup Funding, Inc.
5.330% due 12/08/2008	100	100

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	298
5.380% due 12/28/2009	300	300
5.388% due 12/26/2008	600	600
5.400% due 01/30/2009	800	800
6.125% due 08/25/2036	100	102

Foundation Re II Ltd.
12.110% due 11/26/2010	400	407

General Electric Capital Corp.
5.370% due 03/12/2010	100	100
5.390% due 10/26/2009	1,100	1,100
5.430% due 01/20/2010	700	702

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	200	200
5.440% due 12/22/2008	200	200
5.450% due 11/10/2008	300	300
5.460% due 07/29/2008	400	401
5.485% due 10/05/2007	700	701
5.690% due 07/23/2009	20	20

HBOS Treasury Services PLC
5.400% due 07/17/2009	600	601

HSBC Bank USA N.A.
5.480% due 06/10/2009	300	301

HSBC Finance Corp.
5.420% due 10/21/2009	200	200
5.485% due 09/15/2008	1,000	1,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Holdings PLC
6.500% due 05/02/2036	$400	$424

International Lease Finance Corp.
5.580% due 05/24/2010	1,500	1,508

JPMorgan Chase & Co.
5.539% due 10/02/2009	500	502

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	300	300
5.450% due 10/22/2008	500	501
5.560% due 12/23/2010	200	200
5.580% due 07/18/2011	300	301
5.610% due 11/10/2009	200	201

MBNA Corp.
5.790% due 05/05/2008	1,100	1,106

Merrill Lynch & Co., Inc.
5.450% due 06/16/2008	1,600	1,603

MetLife, Inc.
6.400% due 12/15/2036	100	98

Morgan Stanley
5.470% due 02/09/2009	900	901
5.485% due 11/09/2007	600	601
5.600% due 01/22/2009	100	100

Mystic Re Ltd.
11.660% due 12/05/2008	300	303

National Australia Bank Ltd.
5.380% due 09/11/2009	400	400

Pricoa Global Funding I
5.440% due 01/25/2008	600	601

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	200	200
5.410% due 09/19/2008	700	701
5.420% due 10/21/2008	600	601

SLM Corp.
5.570% due 07/25/2008	1,300	1,304

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	201

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	99

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	99

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

Wachovia Bank N.A.
5.390% due 03/23/2009	800	800

Wachovia Corp.
5.410% due 10/28/2008	600	601
5.490% due 10/15/2011	200	200

Wells Fargo & Co.
5.380% due 03/10/2008	800	801
5.410% due 03/23/2010	800	801

		35,649

INDUSTRIALS 6.6%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	500	501

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	100	100

Comcast Corp.
5.660% due 07/14/2009	400	401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CSC Holdings, Inc.
7.250% due 07/15/2008	$1,000	$1,019

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009
5.770% due 03/13/2009	300	301
5.810% due 08/03/2009	300	301
5.820% due 09/10/2007	600	601

Diageo Capital PLC
5.460% due 11/10/2008	600	601

Gaz Capital for Gazprom
6.212% due 11/22/2016	100	100

General Electric Co.
5.380% due 12/09/2008	400	400

Oracle Corp.
5.590% due 01/13/2009	200	200

Peabody Energy Corp.
7.375% due 11/01/2016	100	106

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	100

Safeway, Inc.
5.698% due 03/27/2009	1,300	1,303

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	300	337

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	500	500
5.500% due 02/16/2012	700	711

Time Warner, Inc.
5.590% due 11/13/2009	1,500	1,503

Transocean, Inc.
5.548% due 09/05/2008	300	300

Viacom, Inc.
5.750% due 04/30/2011	50	51

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	102

		10,339

UTILITIES 3.8%
AT&T, Inc.
5.450% due 05/15/2008	200	200
5.570% due 11/14/2008	1,300	1,305

BellSouth Corp.
5.460% due 08/15/2008	400	400
5.485% due 11/15/2007	500	501

Embarq Corp.
7.995% due 06/01/2036	900	932

Florida Power Corp.
5.760% due 11/14/2008	700	700

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	100

Qwest Corp.
7.625% due 06/15/2015	100	107

Southern California Edison Co.
5.460% due 02/02/2009	200	201

Telefonica Emisones SAU
5.650% due 06/19/2009	1,000	1,004

TXU Electric Delivery Co.
5.725% due 09/16/2008	600	600

		6,050

Total Corporate Bonds & Notes (Cost $51,864)		52,038

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$100	$100

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	27

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	200	213

Total Municipal Bonds & Notes (Cost $326)		340

U.S. GOVERNMENT AGENCIES 33.6%
Fannie Mae
4.343% due 03/01/2035	56	56
4.404% due 10/01/2034	43	43
4.480% due 07/01/2035	227	226
4.484% due 09/01/2035	309	306
4.618% due 09/01/2035	311	311
4.661% due 12/01/2033	126	126
4.690% due 12/01/2033	99	99
4.741% due 10/01/2035	405	392
4.835% due 06/01/2035	314	313
4.990% due 06/01/2035	287	287
5.000% due 03/01/2036	8,658	8,376
5.500% due 04/01/2034 - 04/01/2037	9,048	8,960
5.670% due 09/25/2042	245	246
6.000% due 01/01/2036 - 05/01/2037	26,736	26,941
6.903% due 11/01/2035	54	56

Freddie Mac
4.711% due 06/01/2035	539	532
4.914% due 11/01/2034	202	202
5.000% due 12/15/2020 - 01/15/2024	307	306
5.720% due 06/15/2018	33	33
6.000% due 04/01/2037	3,000	3,024

Ginnie Mae
6.000% due 04/01/2037	2,000	2,026

Small Business Administration
5.520% due 06/01/2024	21	21

Total U.S. Government Agencies (Cost $52,953)		52,882

U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	816	776

U.S. Treasury Bonds
4.750% due 02/15/2037	200	197
6.000% due 02/15/2026	300	339
6.625% due 02/15/2027	300	364

Total U.S. Treasury Obligations (Cost $1,667)		1,676

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	51	51

Banc of America Funding Corp.
4.113% due 05/25/2035	77	76

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	216	214
6.085% due 01/25/2034	1	1

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$87	$86
4.900% due 12/25/2035	157	157

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	570	564
5.600% due 02/25/2037	832	833

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	82	82
5.560% due 04/25/2035	127	127

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	82	82

GSR Mortgage Loan Trust
4.539% due 09/25/2035	242	239

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,756	1,759
5.540% due 05/19/2035	85	85

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	157	156

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	166	166

Mellon Residential Funding Corp.
5.560% due 06/15/2030	8	8
5.760% due 12/15/2030	633	636

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	222	223
5.341% due 08/25/2034	299	300
6.383% due 01/25/2035	185	186

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	81	81

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	282	282

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	1,142	1,143

Washington Mutual, Inc.
5.510% due 04/25/2045	263	263
5.892% due 10/25/2046	843	843
6.183% due 11/25/2042	68	69

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	353	351

Total Mortgage-Backed Securities (Cost $9,069)		9,077

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp.
5.380% due 10/25/2036	415	416
5.430% due 10/25/2035	70	70

American Express Credit Account Master Trust
5.820% due 02/15/2012	518	519

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	96	96

Argent Securities, Inc.
5.370% due 09/25/2036	136	137
5.400% due 01/25/2036	250	250

Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035	24	24
5.595% due 09/25/2034	182	182

Carrington Mortgage Loan Trust
5.385% due 02/25/2036	118	118

Countrywide Asset-Backed Certificates
5.370% due 03/25/2047	404	405
5.390% due 06/25/2037	282	282
5.800% due 12/25/2031	1	1

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.440% due 11/25/2035		$113	$113

GSR Mortgage Loan Trust
5.420% due 11/25/2030		51	51

Home Equity Asset Trust
5.430% due 02/25/2036		198	198

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		185	185

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		134	134

Long Beach Mortgage Loan Trust
5.380% due 10/25/2036		1,356	1,357
5.400% due 02/25/2036		79	79
5.410% due 01/25/2036		111	111
5.520% due 11/25/2034		7	7
5.600% due 10/25/2034		66	66

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		381	381

Park Place Securities, Inc.
5.632% due 10/25/2034		790	791

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		434	434
5.430% due 05/25/2025		7	7

Residential Asset Securities Corp.
5.390% due 11/25/2036		351	351

SLM Student Loan Trust
5.316% due 10/27/2014		1,500	1,501
5.340% due 04/25/2012		980	981
5.360% due 01/25/2016		384	384
5.360% due 01/25/2018		139	139
5.370% due 01/26/2015		61	61

Soundview Home Equity Loan Trust
5.380% due 06/25/2036		304	305

Structured Asset Securities Corp.
5.370% due 10/25/2036		412	412
5.450% due 12/25/2035		138	138

Wells Fargo Home Equity Trust
5.440% due 12/25/2035		399	399

Total Asset-Backed Securities (Cost $11,078)			11,085

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		16	16

Total Sovereign Issues (Cost $17)			16

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	405

Total Foreign Currency-Denominated Issues (Cost $376)			405

		SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.600% due 12/31/2049		85	897

Total Preferred Stocks (Cost $904)			897

62	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 35.1%

CERTIFICATES OF DEPOSIT 4.5%
BNP Paribas
5.262% due 05/28/2008	$200	$200

Calyon Financial, Inc.
5.340% due 01/16/2009	400	400

Fortis Bank NY
5.265% due 04/28/2008	700	701
5.265% due 06/30/2008	200	200
5.300% due 09/30/2008	400	400

Nordea Bank Finland PLC
5.308% due 05/28/2008	200	200

Royal Bank of Canada
5.267% due 06/30/2008	600	601

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	1,100	1,100

Societe Generale NY
5.269% due 06/30/2008	400	400
5.270% due 03/26/2008	700	700
5.271% due 06/30/2008	800	800

Unicredito Italiano NY
5.348% due 12/03/2007	1,400	1,401

		7,103

COMMERCIAL PAPER 10.2%
Barclays U.S. Funding Corp.
5.215% due 06/29/2007	100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
5.000% due 04/02/2007	$4,300	$4,300

Natixis S.A.
5.400% due 04/02/2007	4,300	4,300

Rabobank USA Financial Corp.
5.390% due 06/06/2007	4,300	4,300

Societe Generale NY
5.380% due 08/22/2007	2,800	2,800

UBS Finance Delaware LLC
5.145% due 08/01/2007	300	294

		16,093

REPURCHASE AGREEMENTS 14.3%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	12,300	12,300

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 3.875% due 07/15/2010 valued at $12,648. Repurchase proceeds are $12,305.)

Lehman Brothers, Inc.
5.150% due 04/02/2007	5,000	5,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $5,128. Repurchase proceeds are $5,002.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,110	$5,110

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,212. Repurchase proceeds are $5,112.)

		22,410

U.S. TREASURY BILLS 6.1%
4.955% due 05/31/2007 - 06/14/2007 (a)(d)	9,730	9,623

Total Short-Term Instruments (Cost $55,234)		$55,229

PURCHASED OPTIONS (f) 0.3%
(Cost $431)		433

Total Investments (c) 117.6% (Cost $184,919)		$185,088

Written Options (g) (0.3%) (Premiums $416)		(444)

Other Assets and Liabilities (Net) (17.3%)		(27,192)

Net Assets 100.0%		$157,452

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $1,939 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $9,623 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(9)
90-Day Euribor December Futures	Long	12/2008	11	(2)
90-Day Euribor June Futures	Long	06/2008	55	(17)
90-Day Euribor March Futures	Long	03/2008	26	(15)
90-Day Euribor September Futures	Long	09/2008	10	(3)
90-Day Eurodollar December Futures	Long	12/2007	537	140
90-Day Eurodollar December Futures	Long	12/2008	76	62
90-Day Eurodollar June Futures	Long	06/2008	220	48
90-Day Eurodollar March Futures	Long	03/2008	409	59
90-Day Eurodollar September Futures	Long	09/2007	102	(16)
90-Day Eurodollar September Futures	Long	09/2008	55	50
90-Day Euroyen December Futures	Long	12/2007	34	7
90-Day Euroyen September Futures	Long	09/2007	22	5
Euro-Bund 10-Year Note June Futures	Long	06/2007	26	(25)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	10	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	20	4
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	14	2
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	44	1
S&P 500 E-mini Index June Futures	Long	06/2007	50	26
S&P 500 Index June Futures	Short	06/2007	448	(2,232)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	9	2
U.S. Treasury 10-Year Note June Futures	Short	06/2007	22	10
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	16	(31)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	23	(26)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	18	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	19	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	14	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	7	(6)

				$(1,994)

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	13,000	$1
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$1,000	5
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		1,300	(1)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009		300	0
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%		08/20/2011		500	1
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.495%		08/20/2011		500	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		1,400	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009		200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%		06/20/2008		800	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,000	7
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		900	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		200	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		1,100	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		700	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		700	2
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		100	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		1,200	24
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		08/20/2016		500	23
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009		700	1
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009		200	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009		800	(1)

								$68

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	400	$(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	300	3
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	5
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	100	(3)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		100	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	4
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		300	1
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		900	3
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	12
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	(5)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		400	(9)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	27
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	8
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	65
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	50,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		440,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		190,000	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		166,000	7
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		20,000	0

64	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012	JPY	70,000	$5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		114,000	12
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		30,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		20,000	2
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		38,000	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		50,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,080,000	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		140,000	5
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		50,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	1
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$5,600	3
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,800	(13)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,700	8
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,800	(23)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	25
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		9,100	41
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		100	(4)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,200	(7)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	24
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,700	(54)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,000	(4)

							$156

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 June Futures	$ 1,650.000	06/14/2007	42	$1	$0
Call - CME S&P 500 June Futures	1,700.000	06/14/2007	300	9	0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,251	12	0
Put - CME 90-Day Eurodollar June Futures	91.750	06/18/2007	10	0	0

				$22	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	3,000	$17	$2
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	700	3	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		400	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$9,000	33	25
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		2,000	8	5
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		5,000	14	12
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		4,000	9	2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		2,300	13	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		9,000	40	58
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		8,000	38	88
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	6
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	14	7
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		10,000	13	16
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		6,000	24	30
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		11,900	59	85
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		13,700	83	74

								$409	$433

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	18	$7	$14
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	10	2	4
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	6	2	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	7	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	31	7	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	6	2	2

				$21	$22

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments StocksPLUS® TR Short Strategy Fund (Cont.)	March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007	EUR	1,000	$13	$5
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	200	3	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$4,000	33	28
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,000	9	6
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		1,000	12	10
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		1,000	14	5
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		1,000	12	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		4,000	41	67
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		3,000	33	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		1,800	19	11
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		3,000	25	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		3,000	28	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		5,000	60	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	80	66

								$395	$422

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$500	$505	$503

(2) Market value includes $3 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	133	04/2007	$1	$0	$1
Buy	BRL	1,159	05/2007	31	0	31
Sell		1,159	05/2007	0	(2)	(2)
Buy		627	06/2007	20	0	20
Buy		430	10/2007	0	(1)	(1)
Buy		1,159	03/2008	0	0	0
Buy	CNY	192	09/2007	1	0	1
Buy		14,289	11/2007	9	0	9
Sell		343	11/2007	0	0	0
Buy		1,014	01/2008	0	0	0
Buy	EUR	148	04/2007	0	0	0
Sell		693	04/2007	0	(1)	(1)
Sell	GBP	361	04/2007	0	(4)	(4)
Sell	JPY	30,277	05/2007	0	(7)	(7)
Buy	KRW	16,135	04/2007	0	0	0
Sell		47,825	04/2007	0	0	0
Buy		248,382	05/2007	0	(1)	(1)
Sell		199,216	05/2007	0	0	0
Buy	MXN	2,100	04/2007	0	(3)	(3)
Sell		2,100	04/2007	1	0	1
Buy		2,100	03/2008	0	0	0
Buy	NZD	72	04/2007	1	0	1
Buy	PLN	54	04/2007	1	0	1
Sell		54	04/2007	0	0	0
Buy		54	09/2007	0	0	0
Buy	RUB	2,994	11/2007	1	0	1
Buy		11,429	12/2007	4	0	4
Buy	SGD	148	04/2007	1	0	1
Sell		74	04/2007	0	0	0
Buy	TWD	2,425	05/2007	0	0	0
Sell		1,687	05/2007	0	0	0

				$71	$(19)	$52

66	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.340% due 12/20/2012	$9,952	$10,015
7.364% due 12/20/2012	938	944

HCA, Inc.
7.614% due 11/14/2013	19,900	20,093

Shackleton Re Ltd.
12.875% due 08/01/2008	5,000	5,000
13.371% due 08/01/2008	3,000	3,045

Total Bank Loan Obligations (Cost $38,756)		39,097

CORPORATE BONDS & NOTES 4.6%
American Express Centurion Bank
5.319% due 05/07/2008	7,000	7,000

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	15,000	15,268

Bank of America Corp.
5.370% due 11/06/2009	9,600	9,598

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,065

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	5,011

C8 Capital SPV Ltd.
6.640% due 12/31/2049	6,500	6,445

C10 Capital SPV Ltd.
6.722% due 12/01/2049	1,000	988

Caesars Entertainment, Inc.
8.875% due 09/15/2008	9,800	10,241

Calabash Re II Ltd.
13.755% due 01/08/2010	4,900	5,030
14.955% due 01/08/2010	2,500	2,613
16.255% due 01/08/2010	2,400	2,505

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	2,400	2,403

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,945

Citigroup, Inc.
5.380% due 12/28/2009	49,400	49,406
5.400% due 01/30/2009	11,200	11,206

Citizens Communications Co.
7.625% due 08/15/2008	2,000	2,070

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
7.500% due 01/15/2009	13,000	13,406
9.875% due 10/15/2007	4,000	4,105

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,426
7.875% due 12/15/2007	7,600	7,704

Danske Bank A/S
5.914% due 12/29/2049	3,000	3,063

Dominion Resources, Inc.
5.540% due 11/14/2008	1,800	1,802

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,829
6.375% due 10/01/2011	8,000	8,070

El Paso Corp.
6.375% due 02/01/2009	5,600	5,705

Embarq Corp.
7.082% due 06/01/2016	4,200	4,289

Export-Import Bank of Korea
5.580% due 10/04/2011	15,200	15,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
6.180% due 09/28/2007	$1,200	$1,200
7.250% due 10/25/2011	16,825	16,368
7.875% due 06/15/2010	5,400	5,424
8.000% due 12/15/2016	200	193

Foundation Re II Ltd.
12.110% due 11/26/2010	10,500	10,690

General Electric Capital Corp.
5.360% due 10/24/2008	8,800	8,804
5.380% due 12/12/2008	10,200	10,210
5.390% due 10/26/2009	10,700	10,698
5.460% due 10/21/2010	4,500	4,511

HBOS Treasury Services PLC
5.400% due 07/17/2009	4,600	4,607

HCA, Inc.
9.250% due 11/15/2016	5,000	5,406

HSBC Finance Corp.
5.360% due 05/21/2008	400	400
5.420% due 10/21/2009	600	600

Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	5,500	5,501

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,154
10.250% due 08/01/2007	2,400	2,442

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	26,300	26,304

MGM Mirage
9.750% due 06/01/2007	5,385	5,439

Midwest Generation LLC
8.300% due 07/02/2009	12,389	12,731

Morgan Stanley
5.360% due 11/21/2008	3,100	3,100
5.600% due 01/22/2009	3,000	3,003

Mystic Re Ltd.
11.660% due 12/05/2008	6,600	6,667
14.360% due 12/05/2008	1,000	1,007

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,709

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	277
8.625% due 02/01/2022	200	250
9.250% due 03/30/2018	8,300	10,537

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	2,000	2,009

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	240	225

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,515

Rabobank Nederland
5.380% due 01/15/2009	9,200	9,208

Redwood Capital IX Ltd.
7.764% due 01/09/2008	2,400	2,407
12.114% due 01/09/2008	4,300	4,344
13.114% due 01/09/2008	300	303

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	1,600	1,616

Reynolds American, Inc.
6.500% due 06/01/2007	9,100	9,119

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	4,000	4,004

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,918

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	$4,900	$4,909

Service Corp. International
6.500% due 03/15/2008	3,455	3,490

Shackleton Re Ltd.
13.360% due 02/07/2008	5,500	5,590

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,500	3,503

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	20,000	20,012

Vita Capital II Ltd.
6.760% due 01/01/2010	5,500	5,531

Vita Capital III Ltd.
6.466% due 01/01/2011	300	300
6.486% due 01/01/2012	8,000	8,012

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	19,000	19,033

Wachovia Bank N.A.
5.418% due 12/02/2010	27,200	27,217

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,375

World Savings Bank FSB
5.473% due 03/02/2009	2,700	2,709

Total Corporate Bonds & Notes (Cost $546,733)		545,195

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,306

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,375	1,387

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	2,000	2,165

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,714

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,224

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	1,270	1,364

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,283

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,072

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,185	3,493

Total Municipal Bonds & Notes (Cost $13,157)		15,008

COMMODITY INDEX-LINKED NOTES 31.4%
ABN AMRO Bank NV
5.140% due 03/07/2008	106,800	118,646

See Accompanying Notes	Annual Report	March 31, 2007	67

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American International Group, Inc.
0.000% due 03/20/2008	$114,000	$111,288

Bank of America N.A.
5.180% due 10/22/2007	122,000	156,129

Barclays Bank PLC
5.260% due 05/04/2007	100,000	114,396
5.260% due 05/07/2007	150,000	169,931

Bear Stearns Cos., Inc.
0.000% due 10/12/2007 (k)	182,000	216,994

Calyon Financial, Inc.
0.000% due 07/16/2007	117,000	117,856

Commonwealth Bank of Australia
5.690% due 06/21/2007	184,000	203,637

Credit Suisse First Boston
4.676% due 05/07/2007	50,000	59,155
5.260% due 01/14/2008	94,700	121,024

Deutsche Bank AG
0.000% due 07/27/2007 (k)	20,000	24,530

Eksportfinans A/S
0.000% due 05/18/2007	221,500	236,799

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	47,704

IXIS Financial Products, Inc.
5.100% due 04/30/2007	100,000	122,864
5.110% due 04/09/2007	98,000	110,822

JPMorgan & Co., Inc.
0.000% due 02/27/2008	100,000	114,230

JPMorgan Chase Bank
4.679% due 04/30/2007	99,000	111,858

LBBW
0.000% due 10/25/2007	197,000	246,019

Lehman Brothers Treasury Co. BV
0.000% due 05/08/2007 (k)	100,000	117,106

Merrill Lynch & Co., Inc.
0.000% due 03/24/2008	98,000	108,651

Morgan Stanley
0.000% due 02/06/2008 (k)	150,000	178,520

Rabobank Nederland
0.000% due 07/21/2007	231,000	265,019

Svensk ExportKredit AB
0.000% due 04/18/2007	98,000	111,621
5.600% due 10/25/2007	125,000	156,120

TD NY LLC
0.000% due 01/17/2008	217,000	286,623

UBS Warburg LLC
0.000% due 03/12/2008	81,000	93,407

Total Commodity Index-Linked Notes (Cost $3,196,000)		3,720,949

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
4.656% due 04/01/2035	629	630
4.671% due 05/01/2035	1,428	1,421
5.000% due 07/01/2035 - 03/01/2036	29,475	28,516
5.450% due 03/25/2036	4,154	4,165
5.500% due 01/01/2034 - 04/01/2037	503,111	497,934
5.950% due 02/25/2044	12,452	12,447
6.000% due 06/01/2031 - 05/01/2037	191,971	193,427
6.133% due 07/01/2044 - 10/01/2044	8,132	8,245

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
5.000% due 01/15/2018 - 08/15/2020	$16,709	$16,633
5.720% due 11/15/2016 - 03/15/2017	3,664	3,673

Ginnie Mae
5.500% due 04/01/2037	37,000	36,803

Total U.S. Government Agencies (Cost $804,232)		803,894

U.S. TREASURY OBLIGATIONS 108.7%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	1,988,289	1,923,127
1.625% due 01/15/2015	206,465	198,271
1.875% due 07/15/2013	569,003	561,757
1.875% due 07/15/2015	892,276	872,514
2.000% due 01/15/2014	541,487	536,368
2.000% due 07/15/2014	767,014	759,824
2.000% due 01/15/2016	364,353	358,845
2.000% due 01/15/2026	336,412	319,828
2.375% due 04/15/2011	333,671	338,116
2.375% due 01/15/2017	401,954	408,031
2.375% due 01/15/2025	1,271,126	1,279,765
2.375% due 01/15/2027	165,800	167,218
2.500% due 07/15/2016	440,266	451,910
3.000% due 07/15/2012	1,028,208	1,078,093
3.375% due 01/15/2012	5,414	5,746
3.375% due 04/15/2032	55,987	68,282
3.500% due 01/15/2011	330,997	349,576
3.625% due 01/15/2008	337,725	342,989
3.625% due 04/15/2028	881,409	1,073,150
3.875% due 01/15/2009	179,806	186,430
3.875% due 04/15/2029	655,075	831,741
4.250% due 01/15/2010	419,565	446,296

U.S. Treasury Bonds
6.250% due 08/15/2023	3,000	3,445
8.875% due 08/15/2017	20,000	26,750

U.S. Treasury Notes
3.875% due 09/15/2010	29,640	29,037
4.500% due 02/28/2011	45,400	45,352
4.875% due 04/30/2011	230,200	233,042

Total U.S. Treasury Obligations (Cost $13,004,081)		12,895,503

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	1,643	1,644

Arkle Master Issuer PLC
5.300% due 11/19/2007	14,400	14,405

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	10,430	10,437

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,594	2,585

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,847	6,927

Countrywide Alternative Loan Trust
5.400% due 09/20/2046	9,239	9,241
5.500% due 01/25/2046	7,100	7,090
5.500% due 02/20/2047	16,351	16,328
5.600% due 12/25/2035	1,171	1,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	7,985	7,970

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	1,762	1,764
5.420% due 10/25/2036	12,541	12,553

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	7,989	7,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
4.539% due 09/25/2035	$25,297	$25,050

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	5,709	5,717
5.540% due 05/19/2035	3,653	3,660

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,429	4,433

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	11,838	11,844

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	4,484	4,492

Securitized Asset Sales, Inc.
7.614% due 11/26/2023	121	121

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	9,147	9,154

Structured Asset Securities Corp.
5.331% due 10/25/2035	7,909	7,881
5.370% due 05/25/2036	819	819

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,936	1,938

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	1,207	1,208
5.430% due 12/25/2036	1,877	1,877
5.440% due 08/25/2036	24,406	24,384

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	49,886	49,917

Washington Mutual, Inc.
5.743% due 12/25/2046	4,248	4,260
5.892% due 11/25/2046	3,424	3,448
5.896% due 07/25/2046	22,854	22,969
6.183% due 11/25/2042	1,649	1,657

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	5,735	5,601
4.110% due 06/25/2035	9,710	9,655

Total Mortgage-Backed Securities (Cost $299,904)		300,198

ASSET-BACKED SECURITIES 3.1%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	985	986

ACE Securities Corp.
5.370% due 07/25/2036	6,134	6,135

Argent Securities, Inc.
5.370% due 10/25/2036	10,951	10,959

Asset-Backed Funding Certificates
5.380% due 11/25/2036	1,781	1,782
5.670% due 06/25/2034	13,994	14,032

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,631	1,632

Bank One Issuance Trust
5.430% due 12/15/2010	1,700	1,703

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,453	1,453
5.400% due 10/25/2036	1,787	1,788
5.650% due 01/25/2036	2,000	2,001
5.770% due 03/25/2043	191	191

Chase Credit Card Master Trust
5.420% due 10/15/2009	4,100	4,104
5.440% due 02/15/2010	3,100	3,104

Chase Issuance Trust
5.330% due 12/15/2010	3,960	3,964

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	4,348	4,350

68	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	$15,730	$15,730
5.370% due 01/25/2037	9,794	9,800
5.370% due 03/25/2037	8,527	8,532
5.380% due 09/25/2046	5,622	5,626
5.430% due 10/25/2046	12,863	12,868

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	22,542	22,555

First NLC Trust
5.440% due 02/25/2036	2,730	2,732

Fremont Home Loan Trust
5.370% due 10/25/2036	1,947	1,947
5.380% due 01/25/2037	1,693	1,693
5.490% due 01/25/2036	2,509	2,511

GSAMP Trust
5.360% due 10/25/2036	3,652	3,654
5.390% due 10/25/2036	2,022	2,023

GSR Mortgage Loan Trust
5.420% due 11/25/2030	505	505

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	7,389	7,393

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	2,288	2,286

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	1,967	1,968

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	4,831	4,834

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	2,056	2,057
5.370% due 07/25/2036	4,472	4,474
5.370% due 08/25/2036	10,700	10,706
5.390% due 11/25/2036	2,815	2,817
5.530% due 06/25/2035	927	929

Lehman XS Trust
5.400% due 07/25/2046	10,161	10,167
5.400% due 11/25/2046	13,120	13,125

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	768	768
5.360% due 11/25/2036	1,782	1,783

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	870	870
5.400% due 01/25/2036	1,162	1,161

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	1,300	1,304
5.505% due 09/15/2010	2,000	2,005

Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037	8,248	8,254
5.380% due 04/25/2037	943	944
5.380% due 10/25/2037	6,710	6,714
5.390% due 07/25/2037	7,143	7,147
5.400% due 01/25/2037	2,273	2,274

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	654	654
5.360% due 06/25/2036	1,361	1,362
5.360% due 10/25/2036	7,828	7,832
5.370% due 09/25/2036	6,738	6,742
5.400% due 12/25/2035	469	470

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	1,740	1,741

Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,085	1,085
5.370% due 07/25/2036	1,093	1,094

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Park Place Securities, Inc.
5.580% due 09/25/2035		$923	$925

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		3,169	3,171

Residential Asset Securities Corp.
5.390% due 04/25/2036		1,122	1,123
5.390% due 11/25/2036		22,942	22,957
5.410% due 01/25/2036		1,322	1,323

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		2,737	2,738

SLM Student Loan Trust
5.330% due 10/25/2012		9,525	9,529
5.330% due 07/25/2013		2,299	2,301
5.340% due 04/25/2012		5,078	5,082

Soundview Home Equity Loan Trust
5.370% due 10/25/2036		10,100	10,106
5.380% due 11/25/2036		5,837	5,832
5.390% due 02/25/2036		166	166
5.390% due 03/25/2036		214	215
5.420% due 12/25/2035		1,022	1,023
5.420% due 10/25/2036		3,171	3,173
5.550% due 06/25/2035		2,574	2,576

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		1,143	1,144
5.365% due 11/25/2037		1,253	1,253

Structured Asset Investment Loan Trust
5.370% due 07/25/2036		1,155	1,154

Structured Asset Securities Corp.
5.370% due 10/25/2036		12,036	12,042
5.400% due 11/25/2035		3,131	3,134

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		2,271	2,273

Wachovia Auto Owner Trust
5.358% due 11/09/2007		776	777

WFS Financial Owner Trust
3.590% due 10/19/2009		3,793	3,769

Total Asset-Backed Securities (Cost $360,913)			361,106

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	21,475	23,903

France Government Bond
3.000% due 07/25/2012 (c)	EUR	11,012	15,622
3.150% due 07/25/2032 (c)		1,080	1,769

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,309	5,837

Pylon Ltd.
5.396% due 12/18/2008 (k)		3,700	4,991
7.796% due 12/18/2008		4,300	5,869

Republic of Germany
5.625% due 01/04/2028		8,400	13,299

Sweden Government Bond
3.500% due 12/01/2015	SEK	12,000	2,187

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	60,199

Total Foreign Currency-Denominated Issues (Cost $126,783)			133,676

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,700	$2,741

Total Preferred Stocks (Cost $2,775)		2,741

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	$112,700	112,743

Calyon Financial, Inc.
5.340% due 01/16/2009	11,300	11,300

Fortis Bank NY
5.265% due 04/28/2008	28,000	28,036
5.265% due 06/30/2008	900	900

Nordea Bank Finland PLC
5.262% due 03/31/2008	3,600	3,600

Skandinav Enskilda BK
5.272% due 08/21/2008	16,900	16,900

Societe Generale NY
5.269% due 06/30/2008	192,600	192,666

Unicredito Italiano NY
5.358% due 05/06/2008	14,500	14,503

		380,648

COMMERCIAL PAPER 3.9%
Abbey National N.A. LLC
5.220% due 06/11/2007	3,600	3,562

ASB Finance Ltd.
5.235% due 06/20/2007	2,000	1,986
5.240% due 06/20/2007	15,200	15,100

Bank of America Corp.
5.195% due 07/24/2007	3,800	3,737
5.220% due 07/24/2007	1,200	1,184
5.230% due 07/24/2007	12,500	12,372

Bank of Ireland
5.235% due 06/14/2007	11,400	11,340
5.240% due 06/14/2007	3,900	3,882

Barclays U.S. Funding Corp.
5.225% due 06/29/2007	5,600	5,526
5.240% due 06/29/2007	8,200	8,145

BNP Paribas Finance, Inc.
5.410% due 07/06/2007	28,800	28,796

Calyon N.A. LLC
5.230% due 07/09/2007	1,000	993
5.235% due 07/09/2007	15,200	15,103

CBA (de) Finance
5.235% due 06/15/2007	1,400	1,390

Cox Communications, Inc.
5.570% due 09/17/2007	12,300	12,300

Danske Corp.
5.210% due 06/11/2007	15,900	15,731
5.250% due 06/11/2007	600	599

Dexia Delaware LLC
5.235% due 06/13/2007	24,900	24,770

DnB NORBank ASA
5.220% due 07/11/2007	4,900	4,846
5.225% due 07/11/2007	12,900	12,724

Federal Home Loan Bank
5.000% due 04/02/2007	13,800	13,800

See Accompanying Notes	Annual Report	March 31, 2007	69

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.210% due 10/26/2007	$12,400	$12,277
5.220% due 10/26/2007	4,200	4,157

HBOS Treasury Services PLC
5.215% due 06/11/2007	1,800	1,781
5.225% due 06/29/2007	8,700	8,591
5.235% due 06/29/2007	4,700	4,671
5.240% due 06/29/2007	2,700	2,697

ING U.S. Funding LLC
5.230% due 06/22/2007	11,600	11,516
5.235% due 06/22/2007	5,000	4,969

Intesa Funding LLC
5.235% due 06/15/2007	15,200	15,103

IXIS Commercial Paper Corp.
5.235% due 06/13/2007	3,900	3,875
5.240% due 06/13/2007	13,800	13,730

Nordea N.A., Inc.
5.220% due 07/11/2007	5,900	5,823

Rabobank USA Financial Corp.
5.210% due 06/06/2007	14,600	14,456
5.390% due 06/06/2007	3,800	3,800

San Paolo IMI U.S. Financial Co.
5.220% due 06/27/2007	15,800	15,596

Santander Hispano Finance Delaware
5.215% due 06/14/2007	12,000	11,871
5.240% due 06/14/2007	1,000	994

Societe Generale NY
5.220% due 08/22/2007	25,600	25,299

Statens Bostadsfin Bank
5.240% due 08/16/2007	14,900	14,807

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	$14,900	$14,682
5.220% due 08/20/2007	2,700	2,664

Swedbank AB
5.240% due 06/21/2007	2,400	2,390

Toyota Motor Credit Corp.
5.220% due 08/07/2007	15,900	15,713

UBS Finance Delaware LLC
5.185% due 08/01/2007	400	400
5.220% due 08/01/2007	1,200	1,185
5.225% due 08/01/2007	12,000	11,890
5.235% due 08/01/2007	1,600	1,588
5.240% due 08/01/2007	3,000	2,990

Viacom, Inc.
5.594% due 05/29/2007	19,800	19,800

Westpac Trust Securities NZ Ltd.
5.220% due 06/06/2007	15,500	15,358

		462,559

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	67,000	67,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $66,584 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $2,040. Repurchase proceeds are $67,029.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 04/02/2007	$700	$700

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $716. Repurchase proceeds are $700.)

		67,700

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	7,107	7,107

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% - 6.000% due 10/19/2015 - 11/20/2015 valued at $7,250. Repurchase proceeds are $7,110.)

U.S. TREASURY BILLS 0.5%
4.932% due 05/31/2007 - 06/14/2007 (b)(d)(e)(h)	55,275	54,697

Total Short-Term Instruments (Cost $972,565)		972,711

PURCHASED OPTIONS (j) 0.0%
(Cost $2,814)		3,859

Total Investments (i) 166.9% (Cost $19,368,713)		$19,793,937

Written Options (j) (0.2%) (Premiums $18,764)		(18,307)

Other Assets and Liabilities (Net) (66.7%)		(7,912,576)

Net Assets 100.0%		$11,863,054

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $8,408 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $3,812,858 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $35,647 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Short	12/2007	354	$116
90-Day Eurodollar December Futures	Long	12/2008	622	599
90-Day Eurodollar June Futures	Long	06/2007	1,122	(947)
90-Day Eurodollar June Futures	Short	06/2008	3,083	(572)
90-Day Eurodollar June Futures	Long	06/2009	622	599
90-Day Eurodollar March Futures	Short	03/2008	2,206	42
90-Day Eurodollar March Futures	Long	03/2009	622	599
90-Day Eurodollar September Futures	Long	09/2007	629	(76)
90-Day Eurodollar September Futures	Short	09/2008	2,461	(748)
Euro-Bund 10-Year Note June Futures	Short	06/2007	738	1,210
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	1,048	226
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	879	260
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	1,048	199
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	879	(193)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 121.500	Long	06/2007	760	0
Japan Government 10-Year Bond June Futures	Long	06/2007	446	(501)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	5,571	2,841
U.S. Treasury 10-Year Note June Futures	Long	06/2007	482	(60)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2,874	4,290
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,342	(1,094)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(1,840)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(3,342)

				$1,608

70	PIMCO Funds	See Accompanying Notes

March 31, 2007

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N. V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2007	$3,000	$45
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	3,500	169
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	4,000	107
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	9,600	56
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,000	42
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,700	17
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	17,700	27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	3,000	14
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,700	108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	3,000	31
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,000	34
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%	)	06/20/2007	99,000	7
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	13,000	12
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,000	74
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	18,800	27
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	7,000	33
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	18,800	119
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	1,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	2,600	24
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	6,200	50
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,400	92
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	8,000	59
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007	1,000	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	500	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	700	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	1,000	10
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	1,600	13
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	14,000	19
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	17,000	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	5,000	57
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,100	32
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	1,000	11
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,000	9
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	4,000	2
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	2,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,100	24
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	4,000	103
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,400	46
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	5,000	55
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	3,000	23
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	11,000	10
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,800	14
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	5,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2007	2,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	1,200	10
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	4,400	102
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	1,000	67

							$1,826

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2007	71

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,600	$(8)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(196)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(42)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(79)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	(420)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		3,000	(64)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		22,100	(822)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(65)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		16,300	(410)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		41,300	(1,522)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		23,600	(375)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	107
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	5
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	419
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	619
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	725
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	329
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	343
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	883
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	348
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	106
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	374
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	185
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	6
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	192
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	1,303
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	502
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	696
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	(103)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	190
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(73)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	(3,193)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(2,199)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	1,594
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	804
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	191
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	4,129
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	(183)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(90)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(140)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	823
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	308
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		130,600	317
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$298,600	6,799
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		18,000	(279)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,100	(25)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		51,200	(50)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		93,000	112
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		306,000	6,404
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(2,670)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(3,593)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,840)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		136,150	(133)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		74,100	433
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,800	109
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		3,500	24
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		155,700	3,545
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		170,000	(166)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		95,900	2,179
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	3,893
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		154,400	(145)

							$19,115

72	PIMCO Funds	See Accompanying Notes

March 31, 2007

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,299,669	$13,849
Barclays Bank PLC	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,556,548	15,826
Goldman Sachs & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	615,262	6,256
JPMorgan Chase & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	168,131	1,709
Lehman Brothers, Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	688,712	7,002
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,341,992	13,800
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/18/2007	(199,715)	26

						$58,468

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 129.000	05/25/2007	2,874	$54	$45
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.500	05/25/2007	5,571	105	87
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	2,676	26	0

				$185	$132

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$499,000	$2,196	$3,189
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	96,000	353	613

							$2,549	$3,802

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$ 87.500	06/05/2007	$386,000	$45	$25
Put - OTC Fannie Mae 5.500% due 06/01/2037	88.500	06/05/2007	100,000	12	5
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	84.000	06/13/2007	100,000	23	0

				$80	$30

Straddle Options
Description	Counterparty	Exercise Price (2)		Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	JPY	0.000	04/19/2007	$88,700	$0	$(53)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.		0.000	04/19/2007	150,900	0	(177)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	CHF	0.000	09/26/2007	58,000	0	125

						$0	$(105)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	2,902	$1,144	$2,313
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	1,327	597	228
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	870
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	260
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	237
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,468
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	2,902	889	91
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	1,327	265	394
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	755
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	205
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	102
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,657	4,982
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	145

				$16,220	$14,050

See Accompanying Notes	Annual Report	March 31, 2007	73

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)	March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$215,000	$2,187	$3,581
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	42,000	357	676

							$2,544	$4,257

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/12/2007	09/12/2006	$182,000	$216,994	1.83%
Deutsche Bank AG	0.000%	07/27/2007	10/06/2006	20,000	24,530	0.20%
Lehman Brothers Treasury Co. BV	0.000%	05/08/2007	03/23/2006	100,000	117,106	0.99%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	150,000	178,520	1.51%
Pylon Ltd.	5.396%	12/18/2008	12/11/2003 - 11/14/2006	4,574	4,991	0.04%

				$456,574	$542,141	4.57%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.000%	11/15/2007	$1,000	$988	$1,000
U.S. Treasury Notes	3.375%	02/15/2008	75,000	74,086	74,409
U.S. Treasury Notes	4.750%	05/15/2014	61,700	62,612	63,466

				$137,686	$138,875

(3) Market value includes $1,587 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	04/2007	$3	$0	$3
Buy	CAD	720	04/2007	9	0	9
Sell		29,838	04/2007	0	(348)	(348)
Buy	CHF	36,106	06/2007	16	(57)	(41)
Buy	CNY	341,558	09/2007	934	0	934
Buy		647,498	01/2008	1,020	0	1,020
Buy		959,825	03/2008	526	0	526
Buy	EUR	33,796	04/2007	22	0	22
Sell	GBP	52,636	04/2007	0	(874)	(874)
Buy	JPY	3,585,150	05/2007	820	0	820
Sell		4,906,011	05/2007	155	0	155
Buy	PLN	2,748	04/2007	31	0	31
Sell		2,748	04/2007	0	(3)	(3)
Buy		2,748	09/2007	3	0	3
Buy	RUB	23,123	12/2007	7	0	7
Sell	SEK	15,677	06/2007	0	(16)	(16)
Buy	CHF	6,590	06/2007	19	0	19
Buy	CNY	29,128	01/2008	45	0	45
Buy		28,388	03/2008	16	0	16
Buy		46,765	03/2009	76	0	76
Buy	JPY	206,457	05/2007	47	0	47
Sell		201,296	05/2007	5	0	5

				$3,754	$(1,298)	$2,456

74	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2007	75

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment (Loss) Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains
All Asset Fund
Class A
03/31/2007	$12.56	$0.70	$0.20	$0.90	$(0.68)	$(0.04)
03/31/2006	12.60	0.81	(0.08)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.81	(0.22)	0.59	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.72	1.21	1.93	(0.45)	(0.09)
Class B
03/31/2007	12.49	0.60	0.21	0.81	(0.59)	(0.04)
03/31/2006	12.54	0.70	(0.07)	0.63	(0.62)	(0.06)
03/31/2005	12.73	0.70	(0.20)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.67	1.16	1.83	(0.40)	(0.09)
Class C
03/31/2007	12.48	0.60	0.20	0.80	(0.59)	(0.04)
03/31/2006	12.54	0.71	(0.08)	0.63	(0.63)	(0.06)
03/31/2005	12.73	0.71	(0.21)	0.50	(0.62)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.20	1.83	(0.40)	(0.09)

All Asset All Authority Fund
Class A
03/31/2007	$10.61	$0.58	$0.05	$0.63	$(0.55)	$(0.02)
07/29/2005 - 03/31/2006	10.96	0.57	(0.39)	0.18	(0.51)	(0.02)
Class C
03/31/2007	10.58	0.50	0.06	0.56	(0.48)	(0.02)
07/29/2005 - 03/31/2006	10.96	0.47	(0.35)	0.12	(0.48)	(0.02)
Fundamental IndexPLUSTM TR Fund
Class A
03/31/2007	$10.27	$0.40	$1.09	$1.49	$(1.34)	$0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.44)	0.00
Class C
03/31/2007	10.26	0.33	1.09	1.42	(1.29)	0.00
06/30/2005 - 03/31/2006	10.00	0.20	0.47	0.67	(0.41)	0.00
International StocksPLUS® TR Strategy Fund (Unhedged)
Class A
11/30/2006 - 03/31/2007	$10.00	$0.14	$0.47	$0.61	$(0.41)	$0.00
Class C
11/30/2006 - 03/31/2007	10.00	0.12	0.46	0.58	(0.39)	0.00

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class A
03/31/2007	$12.33	$0.47	$1.17	$1.64	$(1.80)	$0.00
03/31/2006	10.39	0.37	2.97	3.34	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.04)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Class B
03/31/2007	12.21	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.95	3.22	(1.34)	0.00
03/31/2005	10.76	0.03	1.04	1.07	(1.01)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.23)	0.00
Class C
03/31/2007	12.22	0.37	1.16	1.53	(1.71)	0.00
03/31/2006	10.33	0.27	2.96	3.23	(1.34)	0.00
03/31/2005	10.74	0.00	1.08	1.08	(1.00)	(0.34)
10/30/2003 - 03/31/2004	10.00	(0.03)	1.02	0.99	(0.25)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.65%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.98%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.50%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.68%.

(g) Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05%, to 0.40%.

(h) Effective October 1, 2006, the Fund's advisory fee was reduced by 0.025% to 0.175%.

(i) Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.20%.

76	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.72)	$12.74	7.36%	$1,501,507	0.835	%(h)	0.835	%(h)	5.56%		86%
0.00	(0.77)	12.56	5.83	1,716,654	0.87	(g)	0.87	(g)	6.25		56
0.00	(0.77)	12.60	4.66	907,980	0.86	(b)	0.86	(b)	6.42		92
0.00	(0.54)	12.78	17.22	333,578	0.87	*(b)	0.87	*(b)	6.41	*	99

0.00	(0.63)	12.67	6.61	269,784	1.585	(h)	1.585	(h)	4.82		86
0.00	(0.68)	12.49	5.05	312,732	1.62	(g)	1.62	(g)	5.45		56
0.00	(0.69)	12.54	3.90	194,889	1.61	(c)	1.61	(c)	5.56		92
0.00	(0.49)	12.73	16.32	86,963	1.62	*(c)	1.62	*(c)	5.95	*	99

0.00	(0.63)	12.65	6.53	1,304,837	1.585	(h)	1.585	(h)	4.81		86
0.00	(0.69)	12.48	5.00	1,549,370	1.62	(g)	1.62	(g)	5.58		56
0.00	(0.69)	12.54	3.94	777,105	1.61	(c)	1.61	(c)	5.66		92
0.00	(0.49)	12.73	16.37	290,297	1.62	*(c)	1.62	*(c)	5.64	*	99

$0.00	$(0.57)	$10.67	6.16%	$236,772	2.41%	(i)(n)	0.87%	(i)	5.45%		128%
0.00	(0.53)	10.61	1.57	227,564	2.06	*(g)(n)	0.90	*(g)	8.00	*	62

0.00	(0.50)	10.64	5.43	140,296	3.16	(i)	1.62	(i)	4.72		128
0.00	(0.50)	10.58	1.03	125,977	2.80	*(g)	1.65	*(g)	6.62	*	62

$0.00	$(1.34)	$10.42	15.00%	$27,519	1.14%		1.14%		3.85%		464%
0.00	(0.44)	10.27	7.19	24,117	1.15	*	1.15	*	3.40	*	426

0.00	(1.29)	10.39	14.23	13,045	1.89		1.89		3.20		464
0.00	(0.41)	10.26	6.75	5,726	1.90	*	1.90	*	2.64	*	426

$0.00	$(0.41)	$10.20	6.25%	$68	1.09%	*(l)	1.09%	*(l)	4.33	%*	197%

0.00	(0.39)	10.19	5.95%	83	1.84%	*(m)	1.84%	*(m)	3.54	%*	197%

$0.00	$(1.80)	$12.17	14.16%	$18,187	1.23%	(k)	1.22%	(k)	3.86%		696%
0.00	(1.40)	12.33	32.93	19,522	1.28	(j)	1.28	(j)	3.11		682
(0.15)	(1.53)	10.39	9.70	2,643	1.35		1.35		0.91		666
0.00	(0.26)	10.76	10.31	229	1.35	*(d)	1.35	*(d)	5.91	*	41

0.00	(1.71)	12.03	13.32	14,625	1.98	(k)	1.97	(k)	3.12		696
0.00	(1.34)	12.21	31.97	14,053	2.03	(j)	2.03	(j)	2.34		682
(0.15)	(1.50)	10.33	8.83	1,952	2.10		2.10		0.29		666
0.00	(0.23)	10.76	10.00	79	2.10	*(e)	2.10	*(e)	7.07	*	41

0.00	(1.71)	12.04	13.30	12,356	1.98	(k)	1.97	(k)	3.12		696
0.00	(1.34)	12.22	32.02	12,639	2.03	(j)	2.03	(j)	2.33		682
(0.15)	(1.49)	10.33	8.92	2,397	2.10		2.10		0.04		666
0.00	(0.25)	10.74	9.99	832	2.10	*(f)	2.10	*(f)	8.06	*	41

(j) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.

(k) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

(l) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.76%.

(m) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.42%.

(n) Ratio of expenses to average net assets included line of credit expenses.

Annual Report	March 31, 2007	77

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

RealEstateRealReturn Strategy Fund
Class A
03/31/2007	$9.12	$0.24	$1.30	$1.54	$(3.15)	$0.00
03/31/2006	9.26	0.40	2.58	2.98	(3.02)	(0.10)
03/31/2005	11.95	0.26	1.29	1.55	(3.95)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.14	2.65	2.79	(0.84)	0.00
Class B
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.33	2.54	2.87	(2.95)	(0.10)
03/31/2005	11.94	0.16	1.29	1.45	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.13	2.63	2.76	(0.82)	0.00
Class C
03/31/2007	9.02	0.16	1.30	1.46	(3.09)	0.00
03/31/2006	9.20	0.32	2.55	2.87	(2.95)	(0.10)
03/31/2005	11.93	0.17	1.29	1.46	(3.90)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.10	2.66	2.76	(0.83)	0.00

Small Cap StocksPLUS® TR Fund
Class A
07/31/2006 - 03/31/2007	$9.13	$0.29	$1.29	$1.58	$(0.13)	$0.00
Class C
07/31/2006 - 03/31/2007	9.13	0.24	1.28	1.52	(0.13)	0.00

StocksPLUS® Fund
Class A
03/31/2007	$10.14	$0.42	$0.66	$1.08	$(0.42)	$0.00
03/31/2006	9.48	0.29	0.60	0.89	(0.23)	0.00
03/31/2005	9.47	0.10	0.40	0.50	(0.49)	0.00
03/31/2004	7.58	0.06	2.53	2.59	(0.70)	0.00
03/31/2003	9.97	0.18	(2.45)	(2.27)	(0.12)	0.00
Class B
03/31/2007	9.90	0.33	0.65	0.98	(0.34)	0.00
03/31/2006	9.27	0.20	0.61	0.81	(0.18)	0.00
03/31/2005	9.28	0.02	0.39	0.41	(0.42)	0.00
03/31/2004	7.44	0.00	2.47	2.47	(0.63)	0.00
03/31/2003	9.83	0.12	(2.41)	(2.29)	(0.10)	0.00
Class C
03/31/2007	9.98	0.37	0.64	1.01	(0.37)	0.00
03/31/2006	9.35	0.23	0.60	0.83	(0.20)	0.00
03/31/2005	9.35	0.05	0.39	0.44	(0.44)	0.00
03/31/2004	7.49	0.01	2.50	2.51	(0.65)	0.00
03/31/2003	9.88	0.14	(2.42)	(2.28)	(0.11)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(c) Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05%, to 0.45%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.09%.

78	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(3.15)	$7.51	19.57%	$39,649	1.19%		1.19%		2.71%		538%
0.00	(3.12)	9.12	35.66	39,523	1.21	(c)	1.21	(c)	3.95		337
(0.07)	(4.24)	9.26	10.22	21,648	1.24		1.24		2.40		510
0.00	(0.84)	11.95	29.25	9,791	1.24	*(e)	1.24	*(e)	35.36	*	158

0.00	(3.09)	7.39	18.73	15,348	1.94		1.94		1.90		538
0.00	(3.05)	9.02	34.49	12,290	1.97	(c)	1.97	(c)	3.23		337
(0.07)	(4.19)	9.20	9.29	7,407	1.99		1.99		1.50		510
0.00	(0.82)	11.94	28.97	3,280	1.99	*(d)	1.99	*(d)	37.52	*	158

0.00	(3.09)	7.39	18.72	27,610	1.94		1.94		1.89		538
0.00	(3.05)	9.02	34.50	23,781	1.96	(c)	1.96	(c)	3.19		337
(0.07)	(4.19)	9.20	9.33	14,311	1.99		1.99		1.61		510
0.00	(0.83)	11.93	28.90	6,193	1.99	*(f)	1.99	*(f)	33.81	*	158

$0.00	$(0.13)	$10.58	17.29%	$97	1.14	%*(g)	1.14	%*(g)	4.21	%*	671%

0.00	(0.13)	10.52	16.64	196	1.89	*(h)	1.89	*(h)	3.46	*	671

$0.00	$(0.42)	$10.80	10.80%	$132,721	0.97	%(i)	0.97	%(i)	4.07%		76%
0.00	(0.23)	10.14	9.50	139,925	1.03	(b)	1.03	(b)	2.93		239
0.00	(0.49)	9.48	5.39	144,810	1.05		1.05		1.05		371
0.00	(0.70)	9.47	34.40	125,955	1.05		1.05		0.67		287
0.00	(0.12)	7.58	(22.82)	78,753	1.05		1.05		2.19		282

0.00	(0.34)	10.54	10.00	35,864	1.72	(i)	1.72	(i)	3.28		76
0.00	(0.18)	9.90	8.75	59,698	1.78	(b)	1.78	(b)	2.11		239
0.00	(0.42)	9.27	4.46	101,416	1.80		1.80		0.23		371
0.00	(0.63)	9.28	33.43	142,897	1.80		1.80		(0.08)		287
0.00	(0.10)	7.44	(23.32)	116,047	1.80		1.80		1.50		282

0.00	(0.37)	10.62	10.24	96,352	1.47	(i)	1.47	(i)	3.57		76
0.00	(0.20)	9.98	8.90	109,035	1.53	(b)	1.53	(b)	2.41		239
0.00	(0.44)	9.35	4.82	133,950	1.55		1.55		0.51		371
0.00	(0.65)	9.35	33.78	152,375	1.55		1.55		0.18		287
0.00	(0.11)	7.49	(23.14)	116,803	1.55		1.55		1.73		282

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.32%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.08%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.54%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 4.16%.

(i) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

Annual Report	March 31, 2007	79

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (Loss) (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Total Return Fund
Class A
03/31/2007	$11.74	$0.48	$0.88	$1.36	$(0.46)	$(0.75)
03/31/2006	12.40	0.41	0.77	1.18	(0.63)	(1.21)
03/31/2005	12.16	0.11	0.66	0.77	(0.11)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.81	1.83	(0.03)	(0.39)
Class B
03/31/2007	11.59	0.39	0.86	1.25	(0.38)	(0.75)
03/31/2006	12.26	0.31	0.78	1.09	(0.55)	(1.21)
03/31/2005	12.07	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.76	1.72	(0.01)	(0.39)
Class C
03/31/2007	11.60	0.39	0.86	1.25	(0.37)	(0.75)
03/31/2006	12.27	0.31	0.77	1.08	(0.54)	(1.21)
03/31/2005	12.08	0.02	0.65	0.67	(0.06)	(0.42)
07/31/2003 - 03/31/2004	10.75	(0.04)	1.77	1.73	(0.01)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class A
07/31/2006 - 03/31/2007	$9.15	$0.24	$(0.66)	$(0.42)	$(0.36)	$0.00
Class C
07/31/2006 - 03/31/2007	9.15	0.20	(0.67)	(0.47)	(0.32)	0.00

CommodityRealReturn Strategy Fund®
Class A
03/31/2007	$13.93	$0.36	$0.72	$1.08	$(0.51)	$0.00
03/31/2006	16.22	0.59	(0.17)	0.42	(1.82)	(0.07)
03/31/2005	15.65	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.02	0.21	4.95	5.16	(1.39)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.15	1.26	1.41	(0.77)	0.00
Class B
03/31/2007	13.81	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.14	0.47	(0.18)	0.29	(1.73)	(0.07)
03/31/2005	15.59	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.11	4.94	5.05	(1.32)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00
Class C
03/31/2007	13.79	0.24	0.72	0.96	(0.40)	0.00
03/31/2006	16.12	0.46	(0.17)	0.29	(1.72)	(0.07)
03/31/2005	15.57	0.27	1.12	1.39	(0.66)	(0.18)
03/31/2004	12.00	0.10	4.94	5.04	(1.33)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.14	1.24	1.38	(0.76)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.96%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(d) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.95%.

(e) Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05%, to 0.40%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.45%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.43%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 3.48%.

(i) Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.44%.

(j) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.

(k) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.00%.

80	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(1.21)	$11.89	11.77%	$39,296	1.11	%(i)	1.11	%(i)	4.07%		284%
0.00	(1.84)	11.74	9.74	41,234	1.17	(e)	1.17	(e)	3.28		322
0.00	(0.53)	12.40	6.24	40,704	1.19	(c)	1.19	(c)	0.89		414
0.00	(0.42)	12.16	17.28	29,621	1.19	*(c)	1.19	*(c)	0.20	*	282

0.00	(1.13)	11.71	10.87	20,416	1.86	(i)	1.86	(i)	3.34		284
0.00	(1.76)	11.59	9.05	19,425	1.92	(e)	1.92	(e)	2.54		322
0.00	(0.48)	12.26	5.42	15,881	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.07	16.28	10,505	1.92	*(b)	1.92	*(b)	(0.54	)*	282

0.00	(1.12)	11.73	10.93	24,131	1.86	(i)	1.86	(i)	3.33		284
0.00	(1.75)	11.60	8.98	26,952	1.92	(e)	1.92	(e)	2.49		322
0.00	(0.48)	12.27	5.41	29,975	1.94	(d)	1.94	(d)	0.16		414
0.00	(0.40)	12.08	16.40	23,048	1.92	*(b)	1.92	*(b)	(0.54	)*	282

$0.00	$(0.36)	$8.37	(4.51)%	$647	1.14	%*	1.14	%*	4.31	%*	413%

0.00	(0.32)	8.36	(5.09)	97	1.89	*	1.89	*	3.60	*	413

$0.00	$(0.51)	$14.50	7.95%	$1,987,771	1.24	%(j)	1.24	%(j)	2.49%		603%
(0.82)	(2.71)	13.93	1.74	2,430,814	1.24		1.24		3.73		292
0.00	(0.95)	16.22	10.37	1,864,428	1.24		1.24		2.47		264
0.00	(1.53)	15.65	44.77	912,154	1.24		1.24		1.50		290
0.00	(0.77)	12.02	12.64	22,380	1.24	*(f)	1.24	*(f)	(35.36	)*	492

0.00	(0.40)	14.37	7.11	228,623	1.99	(k)	1.99	(k)	1.70%		603
(0.82)	(2.62)	13.81	0.93	302,114	1.99		1.99		3.02		292
0.00	(0.84)	16.14	9.53	287,035	1.99		1.99		1.75		264
0.00	(1.46)	15.59	43.77	145,122	1.99		1.99		0.80		290
0.00	(0.76)	12.00	12.44	5,858	1.99	*(g)	1.99	*(g)	(37.16	)*	492

0.00	(0.40)	14.35	7.11	1,053,975	1.99	(k)	1.99	(k)	1.69%		603
(0.83)	(2.62)	13.79	0.94	1,452,885	1.99		1.99		2.97		292
0.00	(0.84)	16.12	9.53	1,253,299	1.99		1.99		1.77		264
0.00	(1.47)	15.57	43.76	685,963	1.99		1.99		0.70		290
0.00	(0.76)	12.00	12.42	9,258	1.99	*(h)	1.99	*(h)	(38.45	)*	492

Annual Report	March 31, 2007	81

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUS™ TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)
Assets:
Investments, at value	$583	$511	$619,653	$82,501
Investments in Affiliates, at value	12,577,257	890,821	0	0
Repurchase agreements, at value	0	0	0	0
Cash	0	720	11	14
Foreign currency, at value	0	0	7,894	160
Receivable for investments sold	0	0	4,952	403
Receivable for investments in Affiliates sold	40,872	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Fund shares sold	13,040	2,083	99	0
Interest and dividends receivable	0	0	2,789	149
Interest and dividends receivable from Affiliates	44,389	2,525	0	0
Variation margin receivable	0	0	84	1
Manager reimbursement receivable	49	0	0	62
Swap premiums paid	0	0	2,531	24
Unrealized appreciation on forward foreign currency contracts	0	0	458	21
Unrealized appreciation on swap agreements	0	0	13,957	2,314
Other assets	0	0	0	0
	12,676,190	896,660	652,428	85,649
Liabilities:
Payable for investments purchased	0	0	27,449	27,327
Payable for investments in Affiliates purchased	85,261	2,814	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	0	0	2,111	201
Payable for Fund shares redeemed	47,073	2,168	85	0
Payable for line of credit	0	201,038	0	0
Written options outstanding	0	0	1,717	56
Accrued investment advisory fee	1,922	121	263	22
Accrued administration fee	1,597	150	141	13
Accrued distribution fee	1,079	93	8	0
Accrued servicing fee	749	86	11	0
Variation margin payable	0	0	259	29
Recoupment payable to Manager	0	36	1	0
Swap premiums received	0	0	2,382	113
Unrealized depreciation on forward foreign currency contracts	0	0	79	29
Unrealized depreciation on swap agreements	0	0	1,518	5
Other liabilities	0	0	0	0
	137,681	206,506	36,024	27,795
Net Assets	$12,538,509	$690,154	$616,404	$57,854
Net Assets Consist of:
Paid in capital	$12,459,251	$702,553	$620,202	$56,664
Undistributed (overdistributed) net investment income	58,606	2,226	(10,306)	(635)
Accumulated undistributed net realized gain (loss)	(239,586)	(19,335)	(8,381)	(341)
Net unrealized appreciation (depreciation)	260,238	4,710	14,889	2,166
	$12,538,509	$690,154	$616,404	$57,854
Net Assets:
Class A	$1,501,507	$236,772	$27,519	$68
Class B	269,784	0	0	0
Class C	1,304,837	140,296	13,045	83
Other Classes	9,462,381	313,086	575,840	57,703
Shares Issued and Outstanding:
Class A	117,794	22,178	2,640	7
Class B	21,285	0	0	0
Class C	103,072	13,185	1,256	8
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$12.74	$10.67	$10.42	$10.20
Class B	12.67	N/A	N/A	N/A
Class C	12.65	10.64	10.39	10.19

Cost of Investments Owned	$583	$511	$619,100	$82,512
Cost of Investments in Affiliates Owned	$12,317,019	$886,111	$0	$0
Cost of Repurchase Agreements Owned	$0	$0	$0	$0
Cost of Foreign Currency Held	$0	$0	$7,904	$160
Proceeds Received on Short Sales	$0	$0	$2,121	$202
Premiums Received on Written Options	$0	$0	$1,649	$61

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

82	PIMCO Funds	See Accompanying Notes

March 31, 2007

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$851,547	$269,693	$18,522	$935,323	$484,774	$162,678
0	0	0	0	0	0
0	0	0	0	0	22,410
197	140	1	2,686	45	22
5,002	925	24	6,616	4,302	1,175
173,532	13,374	28	13,005	59,910	6,969
0	0	0	0	0	0
0	257	0	0	0	0
231	218	0	437	65	203
1,919	1,846	34	4,734	1,247	639
0	0	0	0	0	0
8	23	53	6,734	69	36
0	0	70	0	0	0
1,001	977	20	565	768	322
653	52	3	529	291	71
14,027	985	38	1,150	1,168	356
10	0	0	0	0	0
1,048,127	288,490	18,793	971,779	552,639	194,881

401,937	11,967	7,015	4,505	150,387	35,697
0	0	0	0	0	0
0	70,622	0	0	0	0
36,404	8,189	0	10,887	5,265	503
205	515	0	29,696	39,915	0
0	0	0	0	0	0
3,476	0	11	2,433	1,292	444
257	82	5	251	150	67
160	58	3	246	97	34
18	29	0	74	29	0
11	21	0	61	19	0
326	34	4	6,892	395	101
0	0	0	0	0	7
1,860	1,272	30	499	674	425
7,278	18	3	783	61	19
1,650	6,813	16	352	498	132
0	107	0	0	0	0
453,582	99,727	7,087	56,679	198,782	37,429
$594,545	$188,763	$11,706	$915,100	$353,857	$157,452

$575,749	$192,978	$11,298	$1,005,237	$346,761	$173,151
7,577	26,696	122	30,052	3,161	1,046
1,982	(25,312)	(61)	(127,166)	(312)	(15,178)
9,237	(5,599)	347	6,977	4,247	(1,567)
$594,545	$188,763	$11,706	$915,100	$353,857	$157,452

$18,187	$39,649	$97	$132,721	$39,296	$647
14,625	15,348	0	35,864	20,416	0
12,356	27,610	196	96,352	24,131	97
549,377	106,156	11,413	650,163	270,014	156,708

1,494	5,279	9	12,295	3,306	77
1,216	2,077	0	3,404	1,743	0
1,026	3,735	19	9,070	2,058	12

$12.17	$7.51	$10.58	$10.80	$11.89	$8.37
12.03	7.39	N/A	10.54	11.71	N/A
12.04	7.39	10.52	10.62	11.73	8.36

$847,461	$269,803	$18,531	$931,529	$486,199	$162,509
$0	$0	$0	$0	$0	$0
$0	$0	$0	$0	$0	$22,410
$4,965	$914	$24	$6,573	$4,297	$1,171
$36,458	$8,090	$0	$10,893	$5,274	$505
$3,145	$0	$13	$1,940	$1,225	$416

Annual Report	March 31, 2007	83

Consolidated Statement of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Commodity RealReturn Strategy Fund®

Assets:
Investments, at value	$19,793,937
Cash	2,797
Foreign currency, at value	51,260
Receivable for investments sold	165,020
Receivable for investments sold on a delayed-delivery basis	215,815
Receivable for Fund shares sold	25,593
Interest and dividends receivable	98,475
Variation margin receivable	906
Manager reimbursement receivable	1,760
Swap premiums paid	27,502
Unrealized appreciation on forward foreign currency contracts	3,754
Unrealized appreciation on swap agreements	99,294
20,486,113

Liabilities:
Payable for investments purchased	684,183
Payable for investments purchased on a delayed-delivery basis	7,694,280
Payable for short sales	138,875
Payable for Fund shares redeemed	30,911
Written options outstanding	18,307
Accrued investment advisory fee	5,315
Accrued administration fee	3,620
Accrued distribution fee	991
Accrued servicing fee	933
Variation margin payable	194
Swap premiums received	16,687
Unrealized depreciation on forward foreign currency contracts	1,298
Unrealized depreciation on swap agreements	19,885
Other liabilities	7,580
8,623,059

Net Assets	$11,863,054

Net Assets Consist of:
Paid in capital	$11,829,336
Undistributed net investment income	421,334
Accumulated undistributed net realized (loss)	(887,697)
Net unrealized appreciation	502,081
$11,863,054

Net Assets:
Class A	$1,987,771
Class B	228,623
Class C	1,053,975
Other Classes	8,592,685

Shares Issued and Outstanding:
Class A	137,101
Class B	15,903
Class C	73,410

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class A	$14.50
Class B	14.37
Class C	14.35

Cost of Investments Owned	$19,368,713
Cost of Foreign Currency Held	$51,026
Proceeds Received on Short Sales	$137,686
Premiums Received on Written Options	$18,764

* With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

84	PIMCO Funds	See Accompanying Notes

Statements of Operations	March 31, 2007

Year Ended March 31, 2007

(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Investment Income:
Interest	$359	$41	$25,060	$950	$31,407
Dividends	0	0	94	0	264
Dividends from Affiliate investments	775,715	56,919	0	0	0
Miscellaneous income	0	0	24	0	16
Total Income	776,074	56,960	25,178	950	31,687

Expenses:
Investment advisory fees	22,291	1,653	2,447	79	3,278
Administration fees	18,790	1,787	1,328	45	1,937
Distribution fees - Class B	2,174	0	0	0	104
Distribution fees - Class C	10,770	1,068	64	0	96
Servicing fees - Class A	3,948	630	65	0	45
Servicing fees - Class B	725	0	0	0	35
Servicing fees - Class C	3,590	356	21	0	32
Distribution and/or servicing fees - Other Classes	1,242	29	46	0	9
Trustees' fees	0	0	1	0	2
Organization cost	0	0	0	62	0
Interest expense	26	11,297	0	0	41
Miscellaneous expense	0	36	2	0	0
Total Expenses	63,556	16,856	3,974	186	5,579
Reimbursement by Manager	(126)	0	0	(61)	0
Net Expenses	63,430	16,856	3,974	125	5,579

Net Investment Income	712,644	40,104	21,204	825	26,108

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	4,981	(91)	2,808
Net realized (loss) on Affiliate investments	(247,441)	(20,088)	0	0	0
Net capital gain distributions received from Underlying Funds	38,870	2,543	0	0	0
Net realized gain on futures contracts, options and swaps	0	0	22,611	431	76,280
Net realized gain (loss) on foreign currency transactions	0	0	(3,339)	20	(22,682)
Net change in unrealized appreciation (depreciation) on investments	0	0	3,387	(9)	8,047
Net change in unrealized appreciation on Affiliate investments	394,458	21,985	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	10,640	2,182	(7,339)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	314	(7)	(8,600)
Net Gain	185,887	4,440	38,594	2,526	48,514

Net Increase in Net Assets Resulting from Operations	$898,531	$44,544	$59,798	$3,351	$74,622

See Accompanying Notes	Annual Report	March 31, 2007	85

Statements of Operations (Cont.)	March 31, 2007

Year Ended March 31, 2007
(Amounts in thousands)	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$9,592	$292	$49,250	$15,497	$7,949
Dividends, net of foreign taxes*	0	1	860	109	34
Miscellaneous income	1	4	14	4	5
Total Income	9,593	297	50,124	15,610	7,988

Expenses:
Investment advisory fees	1,173	28	3,219	1,370	757
Administration fees	774	14	2,922	876	387
Distribution fees - Class B	97	0	333	143	0
Distribution fees - Class C	189	1	502	184	0
Servicing fees - Class A	96	0	338	100	1
Servicing fees - Class B	32	0	111	48	0
Servicing fees - Class C	63	0	251	61	0
Distribution and/or servicing fees - Other Classes	27	0	130	9	0
Trustees' fees	1	0	3	1	0
Organization cost	0	70	0	0	0
Interest expense	1	0	2	0	0
Miscellaneous expense	1	0	1	0	7
Total Expenses	2,454	113	7,812	2,792	1,152
Reimbursement by Manager	0	(70)	0	0	0
Net Expenses	2,454	43	7,812	2,792	1,152

Net Investment Income	7,139	254	42,312	12,818	6,836

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(14,579)	50	11,487	(122)	908
Net realized gain (loss) on futures contracts, options and swaps	48,450	(100)	55,612	11,985	(9,900)
Net realized gain (loss) on foreign currency transactions	(1,347)	(9)	(7,403)	184	(626)
Net change in unrealized appreciation (depreciation) on investments	15,780	(9)	7,110	2,311	1,094
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(27,881)	356	(2,736)	4,996	(278)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(109)	0	(3,316)	253	8
Net Gain (Loss)	20,314	288	60,754	19,607	(8,794)

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,453	$542	$103,066	$32,425	$(1,958)

*Foreign tax withholding	$0	$0	$0	$0	$1

86	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations	March 31, 2007

Year Ended March 31, 2007

(Amounts in thousands)	Commodity RealReturn Strategy Fund®

Investment Income:
Interest	$444,597
Dividends	53
Miscellaneous income	66
Total Income	444,716

Expenses:
Investment advisory fees	60,269
Administration fees	43,010
Distribution fees - Class B	2,021
Distribution fees - Class C	9,580
Servicing fees - Class A	5,443
Servicing fees - Class B	674
Servicing fees - Class C	3,193
Distribution and/or servicing fees - Other Classes	4,827
Trustees’ fees	31
Interest expense	14
Miscellaneous expense	12
Total Expenses	129,074
Reimbursement by Manager	(1,760)
Net Expenses	127,314

Net Investment Income	317,402

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(663,138)
Net realized gain on futures contracts, options and swaps	709,370
Net realized (loss) on foreign currency transactions	(69,456)
Net change in unrealized appreciation on investments	729,131
Net change in unrealized (depreciation) on futures contracts, options and swaps	(76,387)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,195)
Net Gain	627,325

Net Increase in Net Assets Resulting from Operations	$944,727

See Accompanying Notes	Annual Report	March 31, 2007	87

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Period from June 30, 2005 to March 31, 2006	Period from November 30, 2006 to March 31, 2007
Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$712,644	$569,937	$40,104	$26,434	$21,204	$9,445	$825
Net realized gain (loss)	0	0	0	0	24,253	17,492	360
Net realized gain (loss) on Affiliate investments	(247,441)	34,875	(20,088)	912	0	0	0
Net capital gain distributions received from Underlying Funds	38,870	22,369	2,543	1,191	0	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	14,341	548	2,166
Net change in unrealized appreciation (depreciation) on Affiliate investments	394,458	(194,139)	21,985	(17,007)	0	0	0
Net increase resulting from operations	898,531	433,042	44,544	11,530	59,798	27,485	3,351

Distributions to Shareholders:
From net investment income
Class A	(83,403)	(82,833)	(13,234)	(6,814)	(3,420)	(755)	(1)
Class B	(13,328)	(14,255)	0	0	0	0	0
Class C	(66,083)	(67,174)	(6,575)	(2,644)	(1,096)	(160)	(1)
Other Classes	(518,323)	(383,150)	(18,636)	(16,683)	(65,967)	(19,680)	(2,160)
From net realized capital gains
Class A	(4,454)	(7,653)	(464)	(249)	0	0	0
Class B	(825)	(1,500)	0	0	0	0	0
Class C	(4,081)	(7,128)	(264)	(98)	0	0	0
Other Classes	(25,995)	(32,321)	(577)	(503)	0	0	0
Tax basis return of capital
Class A	0	0	0	0	0	0	0
Class B	0	0	0	0	0	0	0
Class C	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0	0
Total Distributions	(716,492)	(596,014)	(39,750)	(26,991)	(70,483)	(20,595)	(2,162)

Fund Share Transactions:
Receipts for shares sold
Class A	411,264	1,146,903	131,989	254,179	13,146	24,527	66
Class B	33,048	161,627	0	0	0	0	0
Class C	213,458	935,498	59,374	131,537	7,984	5,865	81
Other Classes	2,872,644	4,348,575	104,637	317,175	280,369	470,197	54,373
Issued as reinvestment of distributions
Class A	63,741	63,703	7,437	3,732	1,314	274	1
Class B	10,987	11,860	0	0	0	0	0
Class C	48,585	51,037	4,005	1,671	740	113	1
Other Classes	499,526	373,832	16,687	14,283	64,243	19,499	2,160
Cost of shares redeemed
Class A	(712,997)	(377,184)	(131,861)	(23,265)	(11,445)	(1,084)	0
Class B	(91,000)	(51,429)	0	0	0	0	0
Class C	(525,884)	(188,637)	(49,943)	(3,934)	(1,484)	(316)	0
Other Classes	(1,864,675)	(626,016)	(194,853)	(97,092)	(251,589)	(2,173)	(17)
Net increase (decrease) resulting from fund share transactions	958,697	5,849,769	(52,528)	598,286	103,278	516,902	56,665

Fund Redemption Fee	214	297	25	18	16	3	0

Total Increase (Decrease) in Net Assets	1,140,950	5,687,094	(47,709)	582,843	92,609	523,795	57,854

Net Assets:
Beginning of year or period	11,397,559	5,710,465	737,863	155,020	523,795	0	0
End of year or period*	$12,538,509	$11,397,559	$690,154	$737,863	$616,404	$523,795	$57,854
* Including undistributed (overdistributed) net investment income of:	$58,606	$27,104	$2,226	$567	$(10,306)	$10,257	$(635)

(1) The Small Cap StocksPLUS® TR Fund Incepted on 03/31/2006.

88	PIMCO Funds	See Accompanying Notes

March 31, 2007

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		RealEstateRealReturn Strategy Fund		Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund

Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007(1)	Year Ended March 31, 2007	Year Ended March 31, 2006

$26,108	$7,908	$7,139	$28,570	$254	$42,312	$36,734
56,406	37,447	32,524	155,903	(59)	59,696	36,091

0	0	0	0	0	0	0

0	0	0	0	0	0	0

(7,892)	18,107	(12,210)	5,323	347	1,058	33,063

0	0	0	0	0	0	0
74,622	63,462	27,453	189,796	542	103,066	105,888

(2,545)	(1,605)	(13,309)	(9,836)	(1)	(5,312)	(3,309)
(1,885)	(1,033)	(4,538)	(3,027)	0	(1,351)	(1,270)
(1,756)	(1,067)	(8,860)	(6,139)	(2)	(3,488)	(2,346)
(75,753)	(29,819)	(44,214)	(130,988)	(133)	(29,504)	(21,462)

0	0	(16)	(329)	0	0	0
0	0	(6)	(104)	0	0	0
0	0	(11)	(210)	0	0	0
0	0	(61)	(4,356)	0	0	0

0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	0	0	0
(81,939)	(33,524)	(71,015)	(154,989)	(136)	(39,655)	(28,387)

7,171	17,431	16,050	26,378	90	29,565	58,765
6,220	12,416	6,413	8,331	0	1,904	2,283
6,217	11,267	11,291	13,351	191	5,318	19,624
271,373	413,868	17,272	325,176	10,924	142,132	409,350

1,924	1,267	11,136	8,148	1	3,921	2,492
1,293	696	3,850	2,655	0	1,086	1,004
1,403	757	7,579	5,197	1	3,007	2,034
75,730	29,811	42,062	130,523	133	26,987	19,777

(10,120)	(3,063)	(20,371)	(15,618)	0	(49,203)	(75,519)
(6,608)	(1,838)	(4,737)	(5,780)	0	(29,438)	(50,193)
(7,597)	(2,661)	(10,442)	(8,284)	0	(27,134)	(55,133)
(350,063)	(115,831)	(312,793)	(523,562)	(40)	(308,485)	(747,068)

(3,057)	364,120	(232,690)	(33,485)	11,300	(200,340)	(412,584)

15	18	19	29	0	14	55

(10,359)	394,076	(276,233)	1,351	11,706	(136,915)	(335,028)

604,904	210,828	464,996	463,645	0	1,052,015	1,387,043
$594,545	$604,904	$188,763	$464,996	$11,706	$915,100	$1,052,015

$7,577	$11,804	$26,696	$42,543	$122	$30,052	$25,522

Annual Report	March 31, 2007	89

Statements of Changes in Net Assets (Cont.)	March 31, 2007

	StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$12,818	$9,429	$6,836	$2,158
Net realized gain (loss)	12,047	6,739	(9,618)	(5,194)
Net change in unrealized appreciation (depreciation)	7,560	8,833	824	(2,460)
Net increase (decrease) resulting from operations	32,425	25,001	(1,958)	(5,496)

Distributions to Shareholders:
From net investment income
Class A	(1,566)	(2,253)	(18)	0
Class B	(624)	(844)	0	0
Class C	(780)	(1,319)	(1)	0
Other Classes	(10,733)	(8,758)	(6,789)	(1,283)
From net realized capital gains
Class A	(2,445)	(4,196)	0	0
Class B	(1,187)	(1,749)	0	0
Class C	(1,476)	(2,788)	0	0
Other Classes	(17,313)	(12,468)	0	(3)
Tax basis return of capital
Class A	0	0	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(36,124)	(34,375)	(6,808)	(1,286)

Fund Share Transactions:
Receipts for shares sold
Class A	10,217	28,527	674	0
Class B	5,548	7,675	0	0
Class C	3,973	7,251	98	0
Other Classes	171,603	85,893	62,775	147,081
Issued as reinvestment of distributions
Class A	3,389	4,708	13	0
Class B	1,520	2,099	0	0
Class C	1,785	3,050	1	0
Other Classes	27,830	21,105	6,787	1,310
Cost of shares redeemed
Class A	(16,020)	(30,169)	(21)	0
Class B	(6,112)	(5,094)	0	0
Class C	(8,720)	(11,725)	0	0
Other Classes	(77,630)	(306,647)	(34,914)	(15,017)
Net increase (decrease) resulting from fund share transactions	117,383	(193,327)	35,413	133,374

Fund Redemption Fee	5	7	0	0

Total Increase (Decrease) in Net Assets	113,689	(202,694)	26,647	126,592

Net Assets:
Beginning of year	240,168	442,862	130,805	4,213
End of year*	$353,857	$240,168	$157,452	$130,805

* Including undistributed net investment income of:	$3,161	$4,717	$1,046	$879

90	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Changes in Net Assets	March 31, 2007

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$317,402	$402,583
Net realized gain (loss)	(23,224)	51,268
Net change in unrealized appreciation (depreciation)	650,549	(272,821)
Net increase resulting from operations	944,727	181,030

Distributions to Shareholders:
From net investment income
Class A	(72,579)	(283,146)
Class B	(6,965)	(35,494)
Class C	(32,510)	(165,902)
Other Classes	(341,856)	(827,812)
From net realized capital gains
Class A	0	(11,318)
Class B	0	(1,495)
Class C	0	(6,957)
Other Classes	0	(32,720)
Tax basis return of capital
Class A	0	(121,020)
Class B	0	(16,467)
Class C	0	(75,314)
Other Classes	0	(345,770)

Total Distributions	(453,910)	(1,923,415)

Fund Share Transactions:
Receipts for shares sold
Class A	660,065	1,614,137
Class B	21,142	109,844
Class C	185,272	672,488
Other Classes	4,511,034	5,318,885
Issued as reinvestment of distributions
Class A	54,649	282,376
Class B	5,139	38,939
Class C	22,071	169,055
Other Classes	277,983	950,814
Cost of shares redeemed
Class A	(1,255,407)	(957,513)
Class B	(110,602)	(82,805)
Class C	(657,822)	(400,657)
Other Classes	(4,163,236)	(2,250,150)
Net increase (decrease) resulting from fund share transactions	(449,712)	5,465,413

Fund Redemption Fee	485	646

Total Increase in Net Assets	41,590	3,723,674

Net Assets:
Beginning of year	11,821,464	8,097,790
End of year*	$11,863,054	$11,821,464

* Including undistributed (overdistributed) net investment income of:	$421,334	$(157,815)

See Accompanying Notes	Annual Report	March 31, 2007	91

Statement of Cash Flows

Year Ended March 31, 2007

(Amounts in thousands)	All Asset All Authority Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$44,544

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,107,973)
Proceeds from sales of long-term securities	1,111,543
Sale of short-term portfolio investments, net	252
Increase in interest receivable	(744)
Decrease in other assets	77
Increase in payable for investments purchased	270
Decrease in management fee payable	(44)
Increase in administration fee payable	7
Increase in distribution fee payable	15
Increase in servicing fee payable	7
Decrease in recoupment payable to manager	17
Capital gain received from Underlying Funds	2,543
Unrealized appreciation on investments	(21,985)
Net realized loss on investments	17,545
Net cash used for operating activities	46,074

Cash flows received from financing activities*:
Proceeds from shares sold	303,229
Payment on shares redeemed	(377,446)
Cash dividend paid	(11,621)
Net borrowing (repayment) of line of credit	40,483
Net cash received from financing activities	(45,355)

Net Increase in Cash	719

Cash:
Beginning of year	1
End of year	$720

*Includes reinvestment of dividends of $28,129.

92	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the A, B and C Classes (the “Retail Classes”) of 11 funds (the “Funds offered by the Trust. Certain detailed financial information for the Institutional, Administrative, D and R Classes (the “Other Classes”) is provided separately and are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Annual Report	March 31, 2007	93

Notes to Financial Statements  (Cont.)

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, Fund are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

94	PIMCO Funds

March 31, 2007

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Inverse Floating Rate Transactions — Residual Interest Municipal Bonds ("RIBs")/Residual Interest Tax Exempt Bonds ("RITEs")  Certain Funds may invest in RIBs and RITEs (‘‘Inverse Floaters’’). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140 - Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an

Annual Report	March 31, 2007	95

Notes to Financial Statements  (Cont.)

acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

(r) Commodities Index-Linked/Structured Notes  The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more

96	PIMCO Funds

March 31, 2007

traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The CRRS Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Dow Jones — AIG Commodity Index Total Return. At March 31, 2007, the value of these securities comprised 31.4% of the CRRS Fund’s net assets and resulted in unrealized appreciation of $524,949.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or ”IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3. BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Fund in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2007, net assets of the CRRS Fund were approximately $11.9 billion, of which approximately $603 million, or approximately 5%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4. FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20% and 0.12%, respectively, based on average daily net assets.

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

Annual Report	March 31, 2007	97

Notes to Financial Statements  (Cont.)

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)(4)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)(5)	0.05%	N/A	0.40%	0.40%	N/A
Fundamental IndexPLUS™ TR Fund	0.54%	(3)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.44%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.50%	(6)	0.30%	N/A	0.45%	0.45%	N/A
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.49%		0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Fund	0.30%	(7)	0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.44%	(8)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.49%		0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

(4) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175% per annum.

(5) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20% per annum.

(6) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50% per annum.

(7) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30% per annum.

(8) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2007, AGID received $7,077,733 representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days or 60 days (depending on the Fund), after their acquisition (by purchase or exchange).

98	PIMCO Funds

March 31, 2007

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
Fundamental IndexPLUS™ TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	—	1.84%	1.09%
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	—	1.89%	1.14%
StocksPLUS® TR Short Strategy Fund	0.74%	—	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follow (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUS™ TR Fund	$24
International StocksPLUS® TR Strategy Fund (Unhedged)	62
Small Cap StocksPLUS® TR Fund	70

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 4.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
CommodityRealReturn Strategy Fund®	$13,875	$98,578

Annual Report	March 31, 2007	99

Notes to Financial Statements  (Cont.)

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds. The table below shows the transactions in and earnings from investments in these affiliated Funds for the year ended March 31, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$43,808	$1,891	$0	$6,293	$49,701	$1,891	$0
Developing Local Markets Fund	867,245	1,133,474	824,070	51,531	1,221,284	76,751	25,776
Diversified Income Fund	0	581,684	0	(1,385)	580,299	6,241	1,702
Emerging Local Bond Fund	0	528,552	7,777	8,469	529,094	3,056	(151)
Emerging Markets Bond Fund	1,078,320	100,733	704,029	38,503	461,058	48,988	12,329
Floating Income Fund	661,737	3,004,480	249,262	37,787	3,443,175	132,121	2,484
Foreign Bond Fund (Unhedged)	262,654	2,030	232,531	942	38,736	2,029	(10,499)
Fundamental IndexPLUSTM Fund	46,954	327,761	58,945	124	313,027	20,958	(1,343)
Fundamental IndexPLUSTM TR Fund	398,940	228,699	171,414	2,450	447,319	49,148	(5,274)
GNMA Fund	100,589	4,093	19,130	974	87,196	4,093	(217)
High Yield Fund	732,740	32,375	417,633	15,146	351,417	32,375	(391)
Income Fund	0	20,000	0	0	20,000	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0	52,184	0	1,117	53,301	2,093	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	523,531	310,128	329,371	22,061	498,838	69,562	(2,596)
Long-Term U.S. Government Fund	1,069,512	183,186	1,082,636	2,899	175,088	24,126	(59,945)
Low Duration Fund	170,073	557,720	317,535	1,156	410,057	7,584	(2,822)
Real Return Asset Fund	1,893,771	1,827,444	2,615,937	23,255	742,488	20,957	(11,593)
Real Return Fund	1,510,616	748,733	1,528,920	(4,010)	1,150,996	69,259	(44,632)
RealEstateRealReturn Strategy Fund	268,280	20,981	231,232	(1,889)	38,271	110,609	(60,044)
Short-Term Fund	10,608	29,875	10,676	6	29,788	411	(24)
Small Cap StocksPLUS® Fund	0	5,868	0	158	6,026	77	0
StocksPLUS® Fund	7,495	20,110	8,303	1,466	20,064	606	57
StocksPLUS® Total Return Fund	52,774	56,066	20,507	4,678	88,244	4,837	3,792
Total Return Fund	902,239	22,669	619,497	(4,499)	306,159	22,668	(18,481)
Total Return Mortgage Fund	281,012	8,274	131,193	199	160,921	8,274	(3,902)
CommodityRealReturn Strategy Fund®	449,421	1,577,765	708,255	52,807	1,354,710	57,001	(32,797)
Totals	$11,332,319	$11,386,775	$10,288,853	$260,238	$12,577,257	$775,715	$(208,571)

100	PIMCO Funds

March 31, 2007

All Asset All Authority Fund

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$453	$20	$0	$78	$514	$20	$0
Developing Local Markets Fund	81,498	144,261	160,379	2,832	69,192	5,995	3,689
Diversified Income Fund	0	50,733	1,340	(87)	49,278	648	176
Emerging Local Bond Fund	0	44,469	0	697	45,166	222	0
Emerging Markets Bond Fund	61,748	10,956	40,116	1,446	31,775	3,015	148
European StocksPLUS® TR Strategy Fund	0	20,966	16,000	(307)	4,670	1,024	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	25,736	13,502	26,000	813	13,610	2,616	(337)
Floating Income Fund	34,360	267,580	76,902	2,536	227,166	9,694	199
Foreign Bond Fund (Unhedged)	9,564	17	9,719	0	0	18	(351)
Fundamental IndexPLUSTM Fund	0	27,488	0	(323)	27,165	1,761	11
Fundamental IndexPLUSTM TR Fund	47,595	22,760	36,959	9	32,117	3,481	(1,277)
Global Bond Fund (Unhedged)	223	7	0	(2)	238	7	0
GNMA Fund	303	2	300	0	0	2	(5)
High Yield Fund	24,056	1,859	11,271	563	14,756	1,104	(102)
Japanese StocksPLUS® TR Strategy Fund	48,930	67,007	67,668	3,184	47,210	2,388	(2,673)
Long-Term U.S. Government Fund	70,131	19,085	79,070	308	9,919	1,183	(4,445)
Low Duration Fund	1	18,935	9,649	37	9,340	167	17
Real Return Asset Fund	147,956	158,895	267,492	1,014	43,420	7,683	(3,416)
Real Return Fund	117,506	41,601	122,886	297	36,998	4,578	(3,653)
RealEstateRealReturn Strategy Fund	12,838	368	11,227	(93)	1,184	367	(584)
StocksPLUS® Fund	0	5,767	0	90	5,857	135	0
StocksPLUS® Total Return Fund	1	0	0	0	1	0	0
StocksPLUS® TR Short Strategy Fund	124,720	67,978	32,144	(12,109)	152,132	6,529	(1,947)
Total Return Fund	64,499	942	62,755	(11)	2,386	644	(1,834)
Total Return Mortgage Fund	516	10	347	1	181	10	(9)
CommodityRealReturn Strategy Fund®	19,860	122,765	79,319	3,737	66,546	3,628	(1,152)
Totals	$892,494	$1,107,973	$1,111,543	$4,710	$890,821	$56,919	$(17,545)

6.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Annual Report	March 31, 2007	101

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$11,386,775	$10,288,853
All Asset All Authority Fund	0	0	1,107,973	1,111,543
Fundamental IndexPLUSTM TR Fund	2,057,405	2,088,752	452,168	176,055
International StocksPLUS® TR Strategy Fund (Unhedged)	137,860	121,742	51,160	1,088
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	5,423,963	5,422,990	199,266	24,469
RealEstateRealReturn Strategy Fund	1,752,569	2,060,255	14,582	13,867
Small Cap StocksPLUS® TR Fund	48,618	41,991	7,497	199
StocksPLUS® Fund	344,677	374,365	350,690	115,129
StocksPLUS® Total Return Fund	692,279	621,941	174,663	35,480
StocksPLUS® TR Short Strategy Fund	455,765	453,747	74,678	12,238
CommodityRealReturn Strategy Fund®	111,998,271	112,157,820	8,268,750	3,681,010

8. LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $225 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2007 are disclosed as “Payable for line of credit” on the Statement of Assets and Liabilities. As of March 31, 2007, the AAAA Fund was paying interest at 5.75%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2007 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of March 31, 2007

$193,214	$216,301	$ 11,188	$105	$200,000

9.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUS™ TR Fund					International StocksPLUS® TR Strategy Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	791	$53,400	GBP5,600	EUR0	$970	0	$0	$0
Sales	1,935	163,800	700	11,000	2,376	80	7,000	96
Closing Buys	(2,247)	(76,700)	(5,100)	0	(1,538)	(40)	(2,000)	(26)
Expirations	(156)	(11,200)	(500)	0	(159)	0	0	0
Exercised	0	0	0	0	0	(12)	0	(9)
Balance at 03/31/2007	323	$129,300	GBP700	EUR11,000	$1,649	28	$5,000	$61

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)					RealEstateRealReturn Strategy Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$60,000	GBP0	EUR0	$419	100	$0	$66
Sales	205	306,500	6,400	35,000	3,461	956	33,700	290
Closing Buys	0	(36,100)	0	0	(276)	0	0	0
Expirations	0	(79,700)	0	0	(459)	(820)	(33,700)	(267)
Exercised	0	0	0	0	0	(236)	0	(89)
Balance at 03/31/2007	205	$250,700	GBP6,400	EUR35,000	$3,145	0	$0	$0

102	PIMCO Funds

March 31, 2007

	StocksPLUS® Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	3,695	$146,000	GBP	6,200	EUR	0	$3,945
Sales	1,693	153,200		1,800		3,000	3,834
Closing Buys	(34)	(118,100)		4,700		0	(913)
Expirations	(1,606)	(88,700)		(1,500)		0	(1,929)
Exercised	(3,456)	0		0		0	(2,997)
Balance at 03/31/2007	292	$92,400	GBP	11,200	EUR	3,000	$1,940

	StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	454	$41,800	GBP	5,700	EUR	0	$673
Sales	1,135	99,400		500		8,000	1,648
Closing Buys	(364)	(36,400)		0		0	(540)
Expirations	(904)	(28,200)		(5,700)		0	(506)
Exercised	(66)	0		0		0	(50)
Balance at 03/31/2007	255	$76,600	GBP	500	EUR	8,000	$1,225

	StocksPLUS® TR Short Strategy Fund							CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	150	$10,700	GBP	500	EUR	0	$173	2,085	$0	$1,431
Sales	583	45,300		300		1,000	647	40,418	1,235,700	16,492
Closing Buys	(182)	(16,900)		0		0	(224)	(10)	(213,000)	(1,113)
Expirations	(405)	(4,300)		(500)		0	(132)	(34,035)	(765,700)	(11,371)
Exercised	(68)	0		0		0	(48)	0	0	0
Balance at 03/31/2007	78	$34,800	GBP	300	EUR	1,000	$416	8,458	$257,000	$5,439

Annual Report	March 31, 2007	103

Notes to Financial Statements  (Cont.)

10. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund

	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	32,623	$411,264	88,912	$1,146,903	12,471	$131,989	23,270	$254,179
Class B	2,637	33,048	12,588	161,627	0	0	0	0
Class C	17,032	213,458	72,895	935,498	5,627	59,374	12,121	131,537
Other Classes	226,506	2,872,644	336,171	4,348,575	9,886	104,637	29,087	317,175
Issued as reinvestment of distributions
Class A	5,088	63,741	4,979	63,703	712	7,437	346	3,732
Class B	882	10,987	932	11,860	0	0	0	0
Class C	3,904	48,585	4,015	51,037	384	4,005	155	1,671
Other Classes	39,666	499,526	29,107	373,832	1,594	16,687	1,317	14,283
Cost of shares redeemed
Class A	(56,561)	(712,997)	(29,309)	(377,184)	(12,456)	(131,861)	(2,165)	(23,265)
Class B	(7,258)	(91,000)	(4,031)	(51,429)	0	0	0	0
Class C	(41,986)	(525,884)	(14,779)	(188,637)	(4,735)	(49,943)	(367)	(3,934)
Other Classes	(147,032)	(1,864,675)	(48,504)	(626,016)	(18,380)	(194,853)	(8,945)	(97,092)
Net increase (decrease) resulting from Fund share transactions	75,501	$958,697	452,976	$5,849,769	(4,897)	$(52,528)	54,819	$598,286

	Small Cap StocksPLUS® TR Fund		StocksPLUS® Fund
	Year Ended 03/31/2007(1)		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	9	$90	2,856	$29,565	6,022	$58,765
Class B	0	0	186	1,904	238	2,283
Class C	19	191	517	5,318	2,076	19,624
Other Classes	768	10,924	13,260	142,132	41,117	409,350
Issued as reinvestment of distributions
Class A	0	1	374	3,921	251	2,492
Class B	0	0	107	1,086	104	1,004
Class C	0	1	291	3,007	208	2,034
Other Classes	12	133	2,513	26,987	1,955	19,777
Cost of shares redeemed
Class A	0	0	(4,740)	(49,203)	(7,752)	(75,519)
Class B	0	0	(2,920)	(29,438)	(5,247)	(50,193)
Class C	0	0	(2,660)	(27,134)	(5,691)	(55,133)
Other Classes	(4)	(40)	(28,667)	(308,485)	(75,609)	(747,068)
Net increase (decrease) resulting from Fund share transactions	804	$11,300	(18,883)	$(200,340)	(42,328)	$(412,584)

(1) The Small Cap StocksPLUS® TR Fund incepted on 03/31/2006.

104	PIMCO Funds

March 31, 2007

Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				RealEstateReturnReturn Strategy Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Period from 11/30/2006 to 03/31/2007		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1,270	$13,146	2,426	$24,527	7	$66	590	$7,171	1,478	$17,431	1,861	$16,050	2,590	$26,378
0	0	0	0	0	0	517	6,220	1,059	12,416	753	6,413	817	8,331
764	7,984	578	5,865	8	81	513	6,217	964	11,267	1,326	11,291	1,304	13,351
25,964	280,369	46,280	470,197	5,434	54,373	22,044	271,373	34,057	413,868	2,015	17,272	33,139	325,176

128	1,314	27	274	0	1	163	1,924	108	1,267	1,485	11,136	949	8,148
0	0	0	0	0	0	111	1,293	60	696	522	3,850	313	2,655
72	740	11	113	0	1	120	1,403	65	757	1,028	7,579	613	5,197
6,227	64,243	1,926	19,499	218	2,160	6,384	75,730	2,511	29,811	5,503	42,062	15,061	130,523

(1,106)	(11,445)	(105)	(1,084)	0	0	(842)	(10,120)	(257)	(3,063)	(2,402)	(20,371)	(1,543)	(15,618)
0	0	0	0	0	0	(563)	(6,608)	(157)	(1,838)	(560)	(4,737)	(573)	(5,780)
(138)	(1,484)	(31)	(316)	0	0	(641)	(7,597)	(227)	(2,661)	(1,255)	(10,442)	(836)	(8,284)
(25,104)	(251,589)	(212)	(2,173)	(1)	(17)	(28,641)	(350,063)	(11,071)	(115,831)	(35,927)	(312,793)	(50,960)	(523,562)

8,077	$103,278	50,900	$516,902	5,666	$56,665	(245)	$(3,057)	28,590	$364,120	(25,651)	$(232,690)	874	$(33,485)

StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund				CommodityRealReturn Strategy Fund®
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

866	$10,217	2,274	$28,527	78	$674	0	$0	46,035	$660,065	104,191	$1,614,137
468	5,548	620	7,675	0	0	0	0	1,469	21,142	6,941	109,844
333	3,973	580	7,251	12	98	0	0	12,975	185,272	42,846	672,488
13,838	171,603	6,774	85,893	7,111	62,775	15,756	147,081	314,607	4,511,034	339,487	5,318,885

283	3,389	391	4,708	2	13	0	0	3,920	54,649	18,600	282,376
128	1,520	177	2,099	0	0	0	0	372	5,139	2,582	38,939
151	1,785	257	3,050	0	1	0	0	1,598	22,071	11,230	169,055
2,318	27,830	1,747	21,105	816	6,787	143	1,310	19,839	277,983	62,415	950,814

(1,355)	(16,020)	(2,435)	(30,169)	(3)	(21)	0	0	(87,362)	(1,255,407)	(63,240)	(957,513)
(529)	(6,112)	(416)	(5,094)	0	0	0	0	(7,811)	(110,602)	(5,438)	(82,805)
(749)	(8,720)	(957)	(11,725)	0	0	0	0	(46,493)	(657,822)	(26,502)	(400,657)
(6,416)	(77,630)	(24,302)	(306,647)	(3,960)	(34,914)	(1,610)	(15,017)	(290,392)	(4,163,236)	(145,004)	(2,250,150)

9,336	$117,383	(15,290)	$(193,327)	4,056	$35,413	14,289	$133,374	(31,243)	$(449,712)	348,108	$5,465,413

11.  REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

Annual Report	March 31, 2007	105

Notes to Financial Statements  (Cont.)

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain PIMCO Funds Trustees, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain funds of the Trust — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to the tax risk.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code, is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provided that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

106	PIMCO Funds

March 31, 2007

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post- October Deferrals(4)
All Asset Fund	$58,611	$0	$207,385	$(5)	$(186,733)	$0
All Asset All Authority Fund	2,226	0	1,590	0	(16,215)	0
Fundamental IndexPLUS™ TR Fund	2,792	0	1	(126)	(3,145)	(3,320)
International StocksPLUS® TR Strategy Fund (Unhedged)	1,559	0	106	(7)	(468)	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,590	35	3,002	(675)	0	(156)
RealEstateRealReturn Strategy Fund	20,707	0	(3,179)	(135)	(17,879)	(3,729)
Small Cap StocksPLUS® TR Fund	238	158	14	(2)	0	0
StocksPLUS® Fund	33,294	0	3,361	(2,941)	(120,681)	(3,170)
StocksPLUS® Total Return Fund	4,997	3,188	(969)	(120)	0	0
StocksPLUS® TR Short Strategy Fund	1,166	0	239	(57)	(13,920)	(3,127)
CommodityRealReturn Strategy Fund®	487,179	0	372,650	(14,078)	(514,000)	(298,032)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses

	2011	2014	2015
All Asset Fund	$0	$0	$186,733
All Asset All Authority Fund	0	0	16,215
Fundamental IndexPLUS™ TR Fund	0	2,291	854
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	468
RealEstateRealReturn Strategy Fund	0	0	17,879
StocksPLUS® Fund	120,681	0	0
StocksPLUS® TR Short Strategy Fund	0	1,076	12,844
CommodityRealReturn Strategy Fund®	0	0	514,000

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$12,370,456	$219,166	$(11,782)	$207,384
All Asset All Authority Fund	889,742	14,522	(12,932)	1,590
Fundamental IndexPLUS™ TR Fund	619,193	1,065	(605)	460
International StocksPLUS® TR Strategy Fund (Unhedged)	82,512	26	(37)	(11)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	847,581	5,334	(1,368)	3,966
RealEstateRealReturn Strategy Fund	273,013	1,959	(5,279)	(3,320)
Small Cap StocksPLUS® TR Fund	18,531	8	(17)	(9)
StocksPLUS® Fund	931,535	5,393	(1,605)	3,788
StocksPLUS® Total Return Fund	486,205	536	(1,967)	(1,431)
StocksPLUS® TR Short Strategy Fund	184,920	350	(182)	168
CommodityRealReturn Strategy Fund®	19,429,735	500,258	(136,056)	364,202

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

Annual Report	March 31, 2007	107

Notes to Financial Statements  (Cont.)

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions		Return of Capital(7)
All Asset Fund	$681,865	$34,627	$0	$553,416	$42,598		$0
All Asset All Authority Fund	38,486	1,264	0	26,141	850		0
Fundamental IndexPLUS™ TR Fund	70,483	0	0	20,595	0		0
International StocksPLUS® TR Strategy Fund (Unhedged)	2,162	0	0	N/A	N/A		N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	81,939	0	0	33,524	0		0
RealEstateRealReturn Strategy Fund	70,922	93	0	152,489	2,500		0
Small Cap StocksPLUS® TR Fund	136	0	0	N/A	N/A		N/A
StocksPLUS® Fund	39,655	0	0	28,387	0		0
StocksPLUS® Total Return Fund	20,806	15,318	0	23,173	11,202		0
StocksPLUS® TR Short Strategy Fund	6,808	0	0	1,283	3		0
CommodityRealReturn Strategy Fund®	453,910	0	0	1,352,226	12,617	(8)	558,572

(6) Includes short-term capital gains, if any, distributed.

(7) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

(8) This amount was reported as a dividend pursuant to information reporting rules of the Internal Revenue Code.

108	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class A, Class B, and Class C Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy Fund®, Fundamental IndexPLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (US Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, eleven of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the periods indicated, the cash flows for the All Asset All Authority Fund for the year then ended, and the financial highlights of the Funds for the Class A, Class B, and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	109

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust’s fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. The percentage of each Fund’s fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as “qualified dividend income”, as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.22%	0.23%	$463,347	$727
All Asset All Authority Fund	0.22%	0.27%	26,358	41
Fundamental IndexPLUS™ TR Fund	0.07%	0.13%	19,890	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.00%	0.00%	868	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.32%	0.32%	27,485	0
RealEstateRealReturn Strategy Fund	0.00%	0.00%	7,736	0
Small Cap StocksPLUS® TR Fund	0.28%	0.57%	238	0
StocksPLUS® Fund	1.72%	2.17%	35,482	0
StocksPLUS® Total Return Fund	0.38%	0.52%	11,707	7,103
StocksPLUS® TR Short Strategy Fund	0.26%	0.51%	5,827	0
CommodityRealReturn Strategy Fund®	0.01%	0.01%	315,911	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

110	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	111

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

112	PIMCO Funds

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	(Unaudited)

On November 14, 2006, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), a new series of the Trust (the “Fund”). The Agreements are currently in effect with respect to other series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of the Fund. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the Fund.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure administrative services and bears the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Fund and its shareholders.

3.	Investment Performance

As the Fund was a new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Fund. However, the Board did consider comparative performance data with respect to other series of PIMCO Funds and information with respect to the performance of other funds within the Fund’s Lipper peer group.

Annual Report	March 31, 2007	113

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)	(Unaudited)

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, administration fee and estimated total expenses of the Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO would provide or procure administrative services and bear the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified administrative fee creates a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that the Fund’s proposed administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

The Board also noted that PIMCO proposed to reduce total annual fund operating expenses by waiving a portion of its administrative fee or reimbursing the Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee, distribution and service fees (distribution and service fees applicable only with respect to the Administrative Class), administrative fee and other expenses borne by the Fund not covered by the administrative fee, plus 0.49 basis points.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Fund, are reasonable and approval of the Agreements would likely benefit the Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Fund was a new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Fund’s overall expense ratio).

The Board concluded that the Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Fund. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the Fund and its shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Fund, and that the approval of the Agreements was in the best interests of the Fund and its shareholders.

114	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

P.O. Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/07. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.         AZ692AR_17292

PIMCO Funds

Annual Report

MARCH 31, 2007

Real Return Strategy, Asset Allocation & Equity-Related Funds

Share Class

REAL RETURN STRATEGY

PIMCO Real Return Fund

PIMCO CommodityRealReturn Strategy Fund®

PIMCO RealEstateRealReturn Strategy Fund

ASSET ALLOCATION

PIMCO All Asset Fund

PIMCO All Asset All Authority Fund

EQUITY-RELATED

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental IndexPLUS™ Fund

PIMCO Fundamental IndexPLUS™ TR Fund

PIMCO Small Cap StocksPLUS® TR Fund

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® TR Short Strategy Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		3
Important Information About the Funds		4
Benchmark Descriptions		19
Financial Highlights		92
Statements of Assets and Liabilities		96
Consolidated Statement of Assets and Liabilities		98
Statements of Operations		99
Consolidated Statement of Operations		101
Statements of Changes in Net Assets		102
Consolidated Statements of Changes in Net Assets		105
Statement of Cash Flows		106
Notes to Financial Statements		107
Report of Independent Registered Public Accounting Firm		123
Federal Income Tax Information		124
Management of the Trust		125
Approval of the Investment Advisory Contract and Administrative Agreement for International StocksPLUS® TR Strategy Fund (Unhedged)		127

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	20
All Asset All Authority Fund	7	21
Fundamental IndexPLUS™ Fund	8	22
Fundamental IndexPLUS™ TR Fund	9	29
International StocksPLUS® TR Strategy Fund (Unhedged)	10	37
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	11	42
Real Return Fund	12	48
RealEstateRealReturn Strategy Fund	13	55
Small Cap StocksPLUS® TR Fund	14	59
StocksPLUS® Fund	15	63
StocksPLUS® Total Return Fund	16	70
StocksPLUS® TR Short Strategy Fund	17	77
CommodityRealReturn Strategy Fund®	18	83

2	PIMCO Funds

Chairman’s Letter

Dear PIMCO Funds Shareholder:

It is our pleasure to present to you the annual report for the PIMCO Real Return Strategy, Equity-Related and Asset Allocation Funds covering the twelve-month period ended March 31, 2007. At the end of the period, net assets for the overall PIMCO Funds family stood at over $213 billion.

Also worthy of note, on May 15, 2007, PIMCO was pleased to announce to clients the commencement of a special consulting arrangement with Dr. Alan Greenspan to participate in our strategy reviews at our Newport Beach headquarters. This engagement provides PIMCO with unique access and insight from the former Fed Chairman whose perspective on financial markets, global economic trends, and investor behavior is truly special.

Highlights of the financial markets during the twelve-month period include:

•

After raising interest rates twice in the first quarter of the reporting period, signs of economic softness in the second quarter prompted the Federal Reserve to pause and leave the Federal Funds Rate at 5.25% following a series of seventeen consecutive interest rate hikes that began in mid-2004. The Federal Reserve did not raise or lower the Federal Funds Rate throughout the remainder of the reporting period, despite continued weakness in the U.S. housing market, the collapse of the subprime mortgage sector and concern that inflation may not moderate as expected.

•

Bonds generally gained during the period despite a difficult environment in the first quarter as interest rates across the U.S. Treasury yield curve fell in response to signs of economic and market weakness. The yield on the benchmark ten-year Treasury decreased by 0.20% to end the period at 4.64%. The Lehman Brothers Aggregate Bond Index, a widely used index comprised of Treasury, investment-grade corporate and mortgage-backed securities, returned 6.59% for the period.

•	Stocks fared well during the period, with the S&P 500 Index returning 11.83%. Commodities, as measured by the Dow Jones-AIG Commodity Total Return Index, returned 9.39% for the period.

On the following pages, please find specific details as to each Fund’s total return investment performance and a discussion of those factors that affected performance.

Thank you for the trust you have placed in us. We will continue to work diligently to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

Chairman of the Board, PIMCO Funds

May 21, 2007

Annual Report	March 31, 2007	3

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations. The longer-term performance of many bond funds has benefited from capital gains in part resulting from an extended period of declining interest rates. In the event interest rates increase, these capital gains should not be expected to recur.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of those risks may include, but are not limited to, the following: Interest rate risk, credit risk, high yield risk, market risk, issuer risk, variable dividend risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage risk, foreign (non-U.S.) investment risk, European concentration risk, Far Eastern (excluding Japan) concentration risk, Japanese concentration risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, short sale risk, tax risk, allocation risk, and underlying Funds risk. A complete description of these risks is contained in the Funds’ prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be enhanced when investing in emerging markets. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. A non-diversified Fund may have additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset Fund and All Asset All Authority Fund invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds. The CommodityRealReturn Strategy Fund® is intended for long-term investors and an investment in this Fund should be no more than a small part of a typical diversified portfolio. The Fund’s share price is expected to be more volatile than that of other funds. The Fund may invest directly or indirectly (through investment in a wholly-owned subsidiary) in commodity-linked derivative instruments and/or notes which may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments and/or notes may be affected by changes in overall market movements, changes in interest rates, and other factors such as weather, disease, embargoes, and international economic and political developments, as well as the trading activity of speculators and arbitrageurs in the underlying commodities. StocksPLUS® TR Short Strategy Fund will generally realize gains only when the price of the Index is declining.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (D) is one of the Fund’s oldest share classes. The oldest share class for the following Funds is the Institutional share class, and the D shares were first offered in (month/year) StocksPLUS® (4/98), CommodityRealReturn Strategy (11/02), All Asset (4/03), StocksPLUS® Total Return (7/03), Real Return (4/98), All Asset All Authority (7/05), Small Cap StocksPLUS® TR (7/06) and StocksPLUS® TR Short Strategy (7/06), and Fundamental IndexPLUS™ (12/06). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses.

The Cumulative Returns charts assume the initial investment was made at the beginning of the first full month following the class’ inception. Results assume that all dividends and capital gain distributions were reinvested. They do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Each of the various Lipper Averages, which are calculated by Lipper, Inc., a Reuters Company, represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption and exchange fees, and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated which for most funds is from 10/01/06 to 03/31/07.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. Accounts with a balance of $2,500 or less may be charged an additional fee at an annual rate of $16.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and administrative fees, such as fees and expenses of the trustees and their counsel, extraordinary expenses and interest expense.

Annual Report	March 31, 2007	5

PIMCO All Asset Fund
	Class D:	PASDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund).

•	Significant and growing exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, modestly contributed to performance as these strategies posted positive returns.

•

Large exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance; TIPS gained as real yields declined. However, decreasing exposure towards the end of the period detracted from performance.

•	Growing exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, slightly added to performance as the Dow Jones-AIG Commodity Total Return Index gained 9.39% during the period.

•

Although any amount of exposure to Real Estate Investment Trust (“REIT”) strategies benefited performance, as the Dow Jones Wilshire REIT Index returned 21.84% during the period, negligible exposure detracted from performance.

•

Exposure to equity strategies benefited performance due to strong returns domestically and internationally. Reduced equity exposure in the Fund during the fourth quarter of 2006 detracted from performance.

•	Minimal exposure to mortgage-backed securities detracted from performance as returns were moderate for the asset class, although some exposure benefited the Fund.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/31/02)
PIMCO All Asset Fund Class D	7.33%	10.87%
Lehman Brothers U.S. TIPS: 1-10 Year Index	5.57%	5.55%
Consumer Price Index + 500 Basis Points	8.04%	8.10%
Lipper Flexible Portfolio Fund Average	8.21%	11.84%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.465%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

PIMCO Funds Allocation*

Floating Income Fund	27.4%
CommodityRealReturn Strategy Fund®	10.8%
Developing Local Markets Fund	9.7%
Real Return Asset Fund	9.1%
Real Return Fund	5.9%
Other	37.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,041.39	$1,020.82
Expenses Paid During Period†	$4.20	$4.16

† Expenses are equal to the net annualized expense ratio of 0.825% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.64% of the total assets invested in Underlying Funds. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds

PIMCO All Asset All Authority Fund
	Class D:	PAUDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing, under normal circumstances, substantially all of its assets in Institutional Class shares of the Underlying Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund).

•	Significant and growing exposure to short-term strategies, particularly through the PIMCO Floating Income Fund, modestly contributed to performance as these strategies posted positive returns.

•

Large exposure to Treasury Inflation-Protected Securities (“TIPS”) benefited performance; TIPS gained as real yields declined on slowing U.S. growth. However, decreasing exposure towards the end of the period detracted from performance.

•	Growing exposure to commodities through the PIMCO CommodityRealReturn Strategy Fund®, slightly added to performance as the Dow Jones-AIG Commodity Total Return Index gained 9.39% during the period.

•

Although any amount of exposure to Real Estate Investment Trust (“REIT”) strategies benefited performance, as the Dow Jones Wilshire REIT Index returned 21.84% during the period, negligible exposure detracted from performance.

•	Exposure to equity strategies benefited performance due to strong returns domestically and internationally. Reduced equity exposure in the Fund detracted from performance.

•	Minimal exposure to mortgage-backed securities detracted from performance as returns were moderate for the asset class.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Class D	6.27%	7.82%
S&P 500 Index	11.83%	11.26%
Consumer Price Index + 650 Basis Points	9.65%	10.00%
Lipper Flexible Portfolio Fund Average	8.21%	10.80%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 2.67%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

PIMCO Funds Allocation*

Floating Income Fund	25.5%
StocksPLUS® TR Short Strategy Fund	17.1%
Developing Local Markets Fund	7.8%
CommodityRealReturn Strategy Fund®	7.5%
Diversified Income Fund	5.5%
Japanese StocksPLUS® TR Strategy Fund	5.3%
Emerging Local Bond Fund	5.0%
Other	26.3%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,041.47	$1,012.42
Expenses Paid During Period†	$12.78	$12.59

† Expenses are equal to the net annualized expense ratio of 2.51% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying Funds, which based upon the allocation of the Fund’s assets among the Underlying Funds are indirectly borne by the shareholders of the Fund. The Underlying Fund expenses attributable to advisory and administrative fees are currently capped at 0.69% of the total assets invested in Underlying Funds. Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	7

PIMCO Fundamental IndexPLUS™ Fund
	Class D:	PFPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index, consistent with prudent investment management by investing, under normal circumstances, substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short-term fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

The FTSE RAFI™ 1000 Index posted a total return of 15.64% during the twelve-month period ended March 31, 2007, well above the 11.83% return of the S&P 500 Index over the same time period. The FTSE RAFI™ 1000 Index benefited from a higher allocation to the utilities sector and lower allocations to the information technology and healthcare sectors, compared to the S&P 500 Index.

•

The Fund obtained exposure via total return swaps to the Enhanced RAFI™ 1000, an enhanced and performance-recalibrated version of the FTSE RAFI™ 1000 Index. Enhanced RAFI™ 1000 Index outperformed the FTSE RAFI™ 1000 Index over the period since the Fund switched swap exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000. The change in index exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000 became effective on October 15, 2006.

•

U.S. duration exposure concentrated in short maturities (less than one year) detracted from performance as short-term rates increased coincident with Federal Reserve interest rate hikes early in the period.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Exposure to credit sensitive assets was slightly positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Class D	13.98%	13.68%
FTSE RAFI™ 1000 Index	15.64%	15.07%
S&P 500 Index	11.83%	12.70%
Lipper Specialty Diversified Equity Fund Average	3.13%	5.41%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our website at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.10%. Expense ratio information is as of the Fund’s current prospectus dated 12/28/06, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

Corporate Bonds & Notes	28.6%
Short-Term Instruments	28.5%
Asset-Backed Securities	27.4%
Mortgage-Backed Securities	10.9%
U.S. Government Agencies	2.5%
Other	2.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,087.11	$1,019.70
Expenses Paid During Period†	$5.46	$5.29

† Expenses are equal to the net annualized expense ratio of 1.05% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.05% reflects net annualized expenses after application of an expense reduction of 0.05%. The expense reduction described in the preceding sentence terminated on March 31, 2007, and effective April 1, 2007, this share class’ expense ratio is 1.10%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Fundamental IndexPLUS™ TR Fund
	Class D:	PIXDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the FTSE RAFI™ 1000 Index by investing under normal circumstances substantially all of its assets in derivatives based on Enhanced RAFI™ 1000, an enhanced performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

The FTSE RAFI™ 1000 Index posted a total return of 15.64% during the twelve-month period ended March 31, 2007, well above the 11.83% return of the S&P 500 Index over the same time period. The FTSE RAFI™ 1000 Index benefited from a higher allocation to the utilities sector and lower allocations to the information technology and healthcare sectors, compared to the S&P 500 Index.

•

The Fund obtained exposure via total return swaps to the Enhanced RAFI™ 1000, an enhanced and performance-recalibrated version of the FTSE RAFI™ 1000 Index. Enhanced RAFI™ 1000 outperformed the FTSE RAFI™ 1000 Index. The Fund switched exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000. The change in index exposure from the FTSE RAFI™ 1000 Index to Enhanced RAFI™ 1000 became effective on October 15, 2006, which further enhanced performance.

•

Interest rate exposure within the U.S. was strongly positive overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Class D	15.03%	12.74%
FTSE RAFI™ 1000 Index	15.64%	15.07%
S&P 500 Index	11.83%	12.70%
Lipper Specialty Diversified Equity Fund Average	3.13%	5.41%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.19%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange Plc and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trade marks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI™ 1000 has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	33.1%
Corporate Bonds & Notes	22.7%
Asset-Backed Securities	19.5%
Short-Term Instruments	13.4%
Mortgage-Backed Securities	8.5%
Other	2.8%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,085.66	$1,019.25
Expenses Paid During Period†	$5.93	$5.74

† Expenses are equal to the net annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.14% reflects net annualized expenses after application of an expense reduction of 0.05%. The expense reduction described in the preceding sentence terminated on March 31, 2007, and effective April 1, 2007, this share class’ expense ratio is 1.19%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	9

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)
	Class D:	PPUDX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management, by investing, under normal circumstances substantially all of its assets in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

•	The Fund was launched on November 30, 2006.

•

In the four-month period since the launch of the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), the Morgan Stanley Capital International Europe, Australasia Far East (“EAFE”) Net Dividend Index (Unhedged) returned 7.34%.

•	Duration exposure in the U.S. was negative for performance due to upward movement in most intermediate and long-term rates (three years and longer), where the Fund’s duration exposure was focused.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit and emerging markets holdings provided incremental yield and positive relative price performance.

•	Exposure to U.K. and Japan short-maturity bonds detracted from performance as short-term yields rose during the period.

Cumulative Total Return for the period ended March 31, 2007
Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	6.30%
MSCI EAFE (Morgan Stanley Capital International Europe, Australasia, Far East) Net Dividend Index, USD Unhedged	7.34%
Lipper International Multi-Cap Core Fund Average	6.78%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.12%. Expense ratio information is as of the Fund’s current prospectus dated 11/27/06, as supplemented to date.

Allocation Breakdown*

U.S. Government Agencies	31.7%
Short-Term Instruments	27.5%
Asset-Backed Securities	17.9%
Corporate Bonds & Notes	16.3%
Mortgage-Backed Securities	5.6%
Other	1.0%

* % of Total Investments as of 03/31/2007

A line graph is not included since the Fund has less than six months of audited financial statements.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (11/30/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,063.04	$1,019.50
Expenses Paid During Period†	$3.73	$5.49

† Expenses are equal to the net annualized expense ratio of 1.09% for Class D, multiplied by the average account value over the period, multiplied by 122/182 (to reflect the period since the class commenced operations on 11/30/06).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

The annualized expense ratio of 1.09% reflects net annualized expenses after application of an expense reduction of 1.57%

10	PIMCO Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
	Class D:	PIPDX

Portfolio Insights

•

The Fund seeks total return which exceeds that of its benchmark index consistent with prudent investment management, by investing, under normal circumstances substantially all of its assets in non-U.S. equity derivatives backed by a portfolio of fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

Interest rate exposure within the U.S. was positive for performance overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)*
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	14.06%	19.40%
MSCI EAFE Net Dividend Index, USD Hedged	13.73%	20.09%
Lipper International Multi-Cap Core Fund Average	17.95%	20.84%

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 60 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.20%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Government Agencies	53.5%
Short-Term Instruments	17.0%
Asset-Backed Securities	12.1%
Mortgage-Backed Securities	7.0%
Corporate Bonds & Notes	6.4%
Other	4.0%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,116.22	$1,018.95
Expenses Paid During Period†	$6.33	$6.04

† Expenses are equal to the net annualized expense ratio of 1.20% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	11

PIMCO Real Return Fund
	Class D:	PRRDX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.

•	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

•	A modest position in euro currency benefited performance as the euro appreciated against the U.S. dollar on more favorable interest rate differentials.

•	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

•	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

•	Holdings of Canadian nominal bonds in the last three months of the period detracted from performance due to moderately higher rates in this period.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (01/29/97)*
PIMCO Real Return Fund Class D	4.53%	7.14%	7.18%	7.06%
Lehman Brothers U.S. TIPS Index	5.31%	7.41%	6.91%	6.69%
Lipper Treasury Inflation Protected Securities Fund Average	4.48%	6.93%	6.51%	6.34%

* The Fund began operations on 01/29/97. Index comparisons began on 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 7 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.90%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Treasury Obligations	84.8%
U.S. Government Agencies	5.3%
Corporate Bonds & Notes	3.5%
Short-Term Instruments	2.8%
Foreign Currency-Denominated Issues	1.5%
Other	2.1%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,007.55	$1,020.44
Expenses Paid During Period†	$4.50	$4.53

† Expenses are equal to the net annualized expense ratio of 0.90% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO RealEstateRealReturn Strategy Fund
	Class D:	PETDX

Portfolio Insights

•

The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in real estate-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments.

•

Above-index duration expressed through nominal bonds and Treasury Inflation-Protected Securities (“TIPS”) modestly added to performance, resulting from falling U.S. nominal and real yields over the period.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

•	TIPS marginally underperformed the one-month LIBOR financing cost of gaining index exposure as instruments with longer duration typically underperform in a rising interest rate environment.

•	An underweight to Canadian nominal duration for most of the period was negative for performance as rates fell over the period.

•

Real Estate Investment Trusts (“REITs”) gained for the period based on a positive outlook for rental rates to increase amid declining vacancies, which enhanced total return performance of the Fund. Also, investor flows into commercial real estate and industry consolidation helped support the asset class.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (10/30/03)*
PIMCO RealEstateRealReturn Strategy Fund Class D	19.69%	27.74%
Dow Jones Wilshire Real Estate Investment Trust Index	21.84%	27.73%
Lipper Real Estate Fund Average	21.51%	25.90%

* The Fund began operations on 10/30/03. Index comparisons began on 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.19%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Treasury Obligations	78.9%
U.S. Government Agencies	8.5%
Short-Term Instruments	6.2%
Corporate Bonds & Notes	3.4%
Foreign Currency-Denominated Issues	1.7%
Other	1.3%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,100.82	$1,019.00
Expenses Paid During Period†	$6.23	$5.99

† Expenses are equal to the net annualized expense ratio of 1.19% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	13

PIMCO Small Cap StocksPLUS® TR Fund
	Class D:	PCKDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances substantially all of its assets in Russell 2000® Index derivatives, backed by a diversified portfolio of actively managed fixed-income instruments.

•	Small Cap U.S. stocks posted a modest return for the twelve-month period ended March 31, 2007. The total return of the Russell 2000 Index was 5.91% over this time period.

•

Interest rate exposure within the U.S. was positive overall as most rates declined during the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•

Limited exposure to credit sensitive assets was marginally positive for performance overall as both credit and emerging market holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Class D	6.92%	6.92%
Russell 2000® Index	5.91%	5.91%
Lipper Specialty Diversified Equity Funds Average	3.13%	3.13%

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.16%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown*

U.S. Government Agencies	35.1%
Short-Term Instruments	31.3%
Corporate Bonds & Notes	15.1%
Asset-Backed Securities	14.3%
Mortgage-Backed Securities	3.1%
Other	1.1%

*	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,112.98	$1,019.25
Expenses Paid During Period†	$6.01	$5.74

† The actual expenses are equal to the annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.14% reflects net annualized expenses after application of an expense reduction of 1.84%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO StocksPLUS® Fund
	Class D:	PSPDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a short duration portfolio of fixed-income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

U.S. duration exposure concentrated in short maturities (less than one year) detracted from performance as short-term rates increased coincident with Federal Reserve interest rate hikes early in the period.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Exposure to credit sensitive assets was slightly positive overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	5 Years	10 Years	Fund Inception (05/13/93)*
PIMCO StocksPLUS® Fund Class D	10.80%	5.84%	7.80%	10.75%
S&P 500 Index	11.83%	6.27%	8.20%	10.83%
Lipper Large-Cap Core Fund Average	9.88%	5.00%	6.88%	9.39%

* The Fund began operations on 05/13/93. Index comparisons began on 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.95%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Corporate Bonds & Notes	34.7%
Short-Term Instruments	27.9%
U.S. Government Agencies	14.0%
Mortgage-Backed Securities	11.7%
Asset-Backed Securities	5.5%
Other	6.2%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,069.38	$1,020.19
Expenses Paid During Period†	$4.90	$4.78

† Expenses are equal to the net annualized expense ratio of 0.95% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	15

PIMCO StocksPLUS® Total Return Fund
	Class D:	PSTDX

Portfolio Insights

•

The Fund seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.

•	Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007, which enhanced total return performance of the Fund.

•

Interest rate exposure within the U.S. was strongly positive overall as most rates declined during the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/28/02)*
PIMCO StocksPLUS® Total Return Fund Class D	11.74%	11.14%
S&P 500 Index	11.83%	9.89%
Lipper Large-Cap Core Fund Average	9.88%	8.36%

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.09%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Government Agencies	40.4%
Short-Term Instruments	29.7%
Corporate Bonds & Notes	12.6%
Asset-Backed Securities	12.0%
Mortgage-Backed Securities	3.8%
Other	1.5%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,068.51	$1,019.50
Expenses Paid During Period†	$5.62	$5.49

† Expenses are equal to the net annualized expense ratio of 1.09% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO StocksPLUS® TR Short Strategy Fund
	Class D:	PSSDX

Portfolio Insights

•

The Fund seeks to achieve its investment objective of total return, by investing primarily in short positions with respect to the S&P 500 Index (the “Index”) or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

•

Equity markets around the globe concluded a healthy twelve-month period of total return performance as of March 31, 2007. As such, the inverse of the S&P 500 Index declined over the same period, posting a total return of –10.99%.

•	Short S&P 500 Index futures exposure benefited relative performance as the financing rate that accrued to a seller of these futures increased performance.

•

Interest rate exposure within the U.S. was strongly positive overall as most rates declined over the period. However, a yield curve strategy emphasizing duration exposure at the front-end (one year and shorter) of the U.S. yield curve detracted from performance as rates moved higher among short maturities.

•	Non-U.S. interest rate strategies, primarily in Europe and in the U.K., detracted from performance as rates moved higher in these markets.

•	An emphasis on mortgage-backed securities benefited performance as they provided incremental yield over Treasuries.

•	Limited exposure to credit sensitive assets was marginally positive for performance overall as credit holdings provided incremental yield and positive relative price performance.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (07/23/03)*
PIMCO StocksPLUS® TR Short Strategy Fund Class D	–1.47%	–1.24%
Inverse of S&P 500 Index	–10.99%	–11.59%
Lipper Dedicated Short Bias Fund Average	–4.00%	–11.36%

* The Fund began operations on 07/23/03. Index comparisons began on 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.14%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

The out performance of this Fund relative to its benchmark since inception was substantially due to the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. Specifically, market conditions allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

Short-Term Instruments	29.8%
U.S. Government Agencies	28.5%
Corporate Bonds & Notes	28.2%
Asset-Backed Securities	6.0%
Other	7.5%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$973.19	$1,019.25
Expenses Paid During Period†	$5.61	$5.74

† The actual expenses are equal to the net annualized expense ratio of 1.14% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Annual Report	March 31, 2007	17

PIMCO CommodityRealReturn Strategy Fund®
	Class D:	PCRDX

Portfolio Insights

•

The Fund seeks maximum real return consistent with prudent investment management by investing, under normal circumstances, in commodity index-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed-income instruments.

•	Above index U.S. real duration was positive for performance as real yields declined on slowing U.S. growth.

•

Positioning for a steeper U.S. nominal yield curve added to performance as the U.S. nominal yield curve steepened on market expectations that the Federal Reserve would cut interest rates in the months ahead.

•	Tactically underweighting nominal U.S. Treasuries detracted from performance as nominal interest rates declined.

•	Modest exposure to U.K. nominal duration was negative for performance due to rising interest rates from strong economic growth and a tightening bias from the Bank of England.

•	Holdings of Canadian nominal bonds late in the period detracted from performance due to moderately higher rates in this period.

•	Commodities generally gained during this period, which enhanced total return performance of the Fund.

Average Annual Total Return for the period ended March 31, 2007
	1 Year	Fund Inception (06/28/02)*
PIMCO CommodityRealReturn Strategy Fund® Class D	7.93%	18.75%
Dow Jones-AIG Commodity Total Return Index	9.38%	15.19%
Lipper Specialty Diversified Equity Fund Average	3.13%	4.39%

* The Fund began operations on 06/28/02. Index comparisons began on 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. A redemption fee of 2% may apply to shares that are redeemed or exchanged within 30 days of acquisition. Redemption fees are paid to and retained by the Fund and are not sales charges. For performance current to the most recent month-end, visit our Web site at www.allianzinvestors.com. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 1.24%. Expense ratio information is as of the Fund’s current prospectus dated 10/01/06, as supplemented to date.

Cumulative Returns Through March 31, 2007

Allocation Breakdown**

U.S. Treasury Obligations	65.1%
Commodity Index-Linked Notes	18.8%
Short-Term Instruments	4.9%
U.S. Government Agencies	4.1%
Corporate Bonds & Notes	2.8%
Other	4.3%

**	% of Total Investments as of 03/31/2007

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Class D	Class D
Beginning Account Value (10/01/06)	$1,000.00	$1,000.00
Ending Account Value (03/31/07)	$1,079.63	$1,018.75
Expenses Paid During Period†	$6.43	$6.24

† Expenses are equal to the net annualized expense ratio of 1.24% for Class D, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratio of 1.24% reflects net annualized expenses after application of an expense waiver of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

Benchmark Descriptions

Index	Description

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the CPI. This index reflects non-seasonally adjusted returns. The CPI is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index.

Dow Jones-AIG Commodity Total Return Index	Dow Jones-AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index.

Dow Jones Wilshire Real Estate Investment Trust Index	Dow Jones Wilshire Real Estate Investment Trust Index, a subset of the Wilshire Real Estate Securities Index, is an unmanaged index comprised of U.S. publicly traded Real Estate Investment Trusts. It is not possible to invest directly in the index.

FTSE RAFI™ 1000 Index	FTSE RAFI™ 1000 Index is part of the FTSE RAFI™ Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI™ Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI™ 1000 Index comprises the largest 1000 publicly traded U.S. companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in the index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS Index	Lehman Brothers U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index.

Lehman Brothers U.S. TIPS: 1-10 Year Index	Lehman Brothers U.S. TIPS: 1-10 Year Index is an unmanaged index market comprised of U.S. Treasury Inflation Protected Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index, USD Hedged	MSCI EAFE Net Dividend Index, USD Hedged is an unmanaged index of issuers in countries of Europe, Australasia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index, USD Unhedged	MSCI EAFE Net Dividend Index, USD Unhedged is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000® Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in the index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in the index.

Annual Report	March 31, 2007	19

Schedule of Investments All Asset Fund (a)	March 31, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 100.3%
CommodityRealReturn Strategy Fund®	92,788,376	$1,354,710
Convertible Fund	3,617,251	49,701
Developing Local Markets Fund	113,186,688	1,221,284
Diversified Income Fund	52,138,309	580,299
Emerging Local Bond Fund	52,962,370	529,094
Emerging Markets Bond Fund	41,424,749	461,058
Floating Income Fund	326,367,258	3,443,175
Foreign Bond Fund (Unhedged)	3,793,890	38,736
Fundamental IndexPLUSTM Fund	28,665,461	313,027
Fundamental IndexPLUSTM TR Fund	42,764,742	447,319
GNMA Fund	7,848,452	87,196
High Yield Fund	35,353,804	351,417
Income Fund	2,000,000	20,000
International StocksPLUS® TR Strategy Fund (Unhedged)	5,220,443	53,301

	SHARES	VALUE (000S)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	40,688,290	$498,838
Long-Term U.S. Government Fund	16,424,716	175,088
Low Duration Fund	41,211,782	410,057
Real Return Asset Fund	102,859,367	1,150,996
Real Return Fund	68,180,726	742,488
RealEstateRealReturn Strategy Fund	5,029,019	38,271
Short-Term Fund	2,990,735	29,788
Small Cap StocksPLUS® TR Strategy Fund	568,518	6,026
StocksPLUS® Fund	1,812,459	20,064
StocksPLUS® Total Return Fund	7,434,210	88,244
Total Return Fund	29,353,715	306,159
Total Return Mortgage Fund	15,011,236	160,921

Total PIMCO Funds (Cost $12,317,019)		12,577,257

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$583	$583

(Dated 03/30/2007. Collateralized by Freddie Mac 6.000% due 11/20/2015 valued at $595. Repurchase proceeds are $583.)
Total Short-Term Instruments (Cost $583)		583

Total Investments 100.3% (Cost $12,317,602)		$12,577,840

Other Assets and Liabilities (Net) (0.3%)		(39,331)

Net Assets 100.0%		$12,538,509

Notes to Schedule of Investments:

(a)	The All Asset Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

20	PIMCO Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund (a)	March 31, 2007

	SHARES	VALUE (000S)
PIMCO FUNDS (b) 129.1%
CommodityRealReturn Strategy Fund®	4,557,966	$66,546
Convertible Fund	37,431	514
Developing Local Markets Fund	6,412,572	69,192
Diversified Income Fund	4,427,509	49,278
Emerging Local Bond Fund	4,521,073	45,166
Emerging Markets Bond Fund	2,854,910	31,775
European StocksPLUS® TR Strategy Fund	452,550	4,670
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	1,083,595	13,610
Floating Income Fund	21,532,318	227,166
Fundamental IndexPLUSTM Fund	2,487,650	27,165
Fundamental IndexPLUSTM
TR Fund	3,070,448	32,117
Global Bond Fund (Unhedged)	24,221	238

	SHARES	VALUE (000S)
High Yield Fund	1,484,494	$14,756
Japanese StocksPLUS® TR Strategy Fund	3,560,363	47,210
Long-Term U.S. Government Fund	930,492	9,919
Low Duration Fund	938,693	9,340
Real Return Asset Fund	3,880,277	43,420
Real Return Fund	3,397,378	36,998
RealEstateRealReturn Strategy Fund	155,593	1,184
StocksPLUS® Fund	529,068	5,857
StocksPLUS® Total Return Fund	80	1
StocksPLUS® TR Short Strategy Fund	18,154,193	152,132
Total Return Fund	228,733	2,386
Total Return Mortgage Fund	16,868	181

Total PIMCO Funds (Cost $886,111)		890,821

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 0.0%

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$511	$511

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $525. Repurchase proceeds are $511.)
Total Short-Term Instruments (Cost $511)		511

Total Investments 129.1% (Cost $886,622)		$891,332

Other Assets and Liabilities (Net) (29.1%)		(201,178)

Net Assets 100.0%		$690,154

Notes to Schedule of Investments:

(a)	The All Asset All Authority Fund is investing in shares of affiliated Funds.
(b)	Institutional Class Shares of each PIMCO Fund.

See Accompanying Notes	Annual Report	March 31, 2007	21

Schedule of Investments  Fundamental IndexPLUS™ Fund

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
HCA, Inc.
7.614% due 11/14/2013	$1,795	$1,813

Reynolds American, Inc.
7.104% due 05/11/2012	2,470	2,493
7.125% due 05/11/2012	1,889	1,907
7.125% due 05/31/2012	123	124

Total Bank Loan Obligations (Cost $6,309)		6,337

CORPORATE BONDS & NOTES 28.3%

BANKING & FINANCE 19.3%
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	500	501

American Express Centurion Bank
5.319% due 05/07/2008	700	700
5.380% due 04/17/2009	900	900

American Express Credit Corp.
5.340% due 12/12/2007	100	100
5.380% due 03/02/2009	10	10
5.380% due 11/09/2009	800	801

American Honda Finance Corp.
5.400% due 03/09/2009	400	401

American International Group, Inc.
5.350% due 06/23/2008	2,400	2,400
5.370% due 06/16/2009	800	800

ANZ National International Ltd.
5.400% due 08/07/2009	700	700

Bank of America Corp.
5.360% due 06/19/2009	1,300	1,302
5.370% due 11/06/2009	400	400
5.440% due 09/18/2009	300	300

Bank of America N.A.
5.360% due 02/27/2009	1,000	1,001

Bank of Ireland
5.360% due 12/19/2008	1,400	1,401

Bank of Scotland
5.860% due 11/22/2012	4,100	4,112

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	800	802
5.510% due 04/29/2008	500	501
5.660% due 01/30/2009	800	804

Caterpillar Financial Services Corp.
5.410% due 03/10/2009	1,200	1,201

CIT Group, Inc.
5.000% due 11/24/2008	100	100
5.430% due 08/24/2007	100	100
5.510% due 01/30/2009	100	100
5.570% due 05/23/2008	800	802
5.650% due 11/03/2010	200	201

Citigroup Funding, Inc.
5.330% due 12/08/2008	200	200

Citigroup, Inc.
5.380% due 12/28/2009	2,700	2,700
5.388% due 12/26/2008	2,700	2,702
5.400% due 01/30/2009	1,100	1,101
5.480% due 06/09/2009	200	201

DnB NORBank ASA
5.402% due 02/25/2008	1,100	1,108
5.430% due 10/13/2009	800	800

Export-Import Bank of Korea
5.580% due 10/04/2011	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
6.180% due 09/28/2007	$300	$300

Foundation Re II Ltd.
12.110% due 11/26/2010	1,000	1,018

General Electric Capital Corp.
5.370% due 03/12/2010	2,500	2,499
5.390% due 10/26/2009	900	900
5.430% due 01/20/2010	2,700	2,706

General Motors Acceptance Corp.
6.150% due 04/05/2007	800	800
6.500% due 09/23/2008	400	400

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	400	400
5.400% due 03/30/2009	1,500	1,500
5.440% due 12/22/2008	1,000	1,002
5.440% due 11/16/2009	2,200	2,202
5.450% due 11/10/2008	600	601
5.485% due 10/05/2007	100	100
5.690% due 07/23/2009	200	201

HBOS Treasury Services PLC
5.400% due 07/17/2009	500	501

HSBC Finance Corp.
5.420% due 10/21/2009	600	600
5.435% due 03/12/2010	2,600	2,602
5.485% due 09/15/2008	600	601
6.538% due 11/13/2007	500	502

ICICI Bank Ltd.
5.900% due 01/12/2010	1,400	1,403

International Lease Finance Corp.
5.580% due 05/24/2010	1,200	1,206

John Deere Capital Corp.
5.410% due 04/15/2008	200	200
5.410% due 07/15/2008	200	200

JPMorgan Chase & Co.
5.370% due 06/26/2009	600	600
5.396% due 06/26/2009	2,500	2,502
5.400% due 12/22/2008	1,500	1,501

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	100	100
5.440% due 04/03/2009	800	801
5.450% due 10/22/2008	500	501
5.450% due 01/23/2009	600	601
5.460% due 11/16/2009	2,300	2,301
5.580% due 07/18/2011	200	200

MBNA Corp.
5.790% due 05/05/2008	1,000	1,005

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	800	800
5.400% due 10/23/2008	300	300
5.428% due 12/04/2009	1,000	1,000
5.450% due 06/16/2008	1,200	1,202
5.450% due 08/14/2009	1,300	1,301

Morgan Stanley
5.360% due 11/21/2008	700	700
5.470% due 02/09/2009	100	100
5.600% due 01/22/2009	1,200	1,201
5.610% due 01/18/2011	200	201

Mystic Re Ltd.
11.660% due 12/05/2008	1,200	1,212

National Australia Bank Ltd.
5.380% due 09/11/2009	300	300

Osiris Capital PLC
8.210% due 01/15/2010	1,400	1,404

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Pricoa Global Funding I
5.428% due 06/03/2008	$700	$701
5.440% due 01/25/2008	400	400

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	300	300
5.360% due 09/21/2007	800	801
5.410% due 09/19/2008	3,100	3,106

SLM Corp.
5.500% due 07/27/2009	450	450
5.570% due 07/25/2008	1,200	1,203

U.S. Bank N.A.
5.280% due 03/31/2008	4,700	4,701

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	400	401

Wachovia Bank N.A.
5.390% due 03/23/2009	400	400

Wachovia Corp.
5.410% due 10/28/2008	2,100	2,103

Wells Fargo & Co.
5.380% due 03/10/2008	800	801
5.455% due 09/15/2009	600	601

Westpac Banking Corp.
5.280% due 06/06/2008	600	600

Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	2,300	2,358

World Savings Bank FSB
5.320% due 05/08/2008	900	901
5.400% due 05/08/2009	1,100	1,100

		94,157

INDUSTRIALS 5.1%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	1,300	1,304

Comcast Corp.
5.660% due 07/14/2009	400	401

Constellation Brands, Inc.
8.000% due 02/15/2008	1,300	1,326

CSC Holdings, Inc.
7.250% due 07/15/2008	800	815

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	200	200
5.770% due 03/13/2009	300	301
5.810% due 08/03/2009	200	201
5.820% due 09/10/2007	600	601

Diageo Capital PLC
5.460% due 11/10/2008	500	501

El Paso Corp.
6.500% due 06/01/2008	400	405
7.625% due 08/16/2007	100	101
7.625% due 09/01/2008	300	309

Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	900	948

General Mills, Inc.
5.490% due 01/22/2010	800	801

22	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	$900	$930

Home Depot, Inc.
5.475% due 12/16/2009	900	902

Hospira, Inc.
5.830% due 03/30/2010	1,200	1,204

Mandalay Resort Group
6.500% due 07/31/2009	800	813
10.250% due 08/01/2007	100	102

MGM Mirage
9.750% due 06/01/2007	2,180	2,202

Mirage Resorts, Inc.
6.750% due 02/01/2008	100	101

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	10	12

Oracle Corp.
5.590% due 01/13/2009	300	300

Pemex Project Funding Master Trust
5.948% due 12/03/2012	200	202
7.375% due 12/15/2014	100	111

Reynolds American, Inc.
6.500% due 06/01/2007	500	501

Safeway, Inc.
5.698% due 03/27/2009	700	701

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	674

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	600	601

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	200	200

Time Warner, Inc.
5.590% due 11/13/2009	4,600	4,611

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	200	200

Transocean, Inc.
5.548% due 09/05/2008	300	300

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	2,000	1,999

Xerox Corp.
9.750% due 01/15/2009	100	108

		24,988

UTILITIES 3.9%
America Movil S.A. de C.V.
5.448% due 06/27/2008	1,200	1,201

AT&T, Inc.
4.214% due 06/05/2007	400	401
5.460% due 02/05/2010	500	501
5.570% due 11/14/2008	780	783

BellSouth Corp.
5.485% due 11/15/2007	2,300	2,302

CMS Energy Corp.
7.500% due 01/15/2009	300	309
8.900% due 07/15/2008	3,683	3,840
9.875% due 10/15/2007	200	205

Dominion Resources, Inc.
5.540% due 11/14/2008	2,000	2,002
5.650% due 09/28/2007	2,900	2,902

Entergy Gulf States, Inc.
6.090% due 12/08/2008	200	201

Florida Power Corp.
5.760% due 11/14/2008	100	100

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
NiSource Finance Corp.
5.930% due 11/23/2009	$200	$200

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	100	100

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,300	1,313

Sierra Pacific Power Co.
8.000% due 06/01/2008	400	412

Southern California Edison Co.
5.460% due 02/02/2009	700	702

Telecom Italia Capital S.A.
5.840% due 02/01/2011	500	500
5.970% due 07/18/2011	400	402

Telefonica Emisones SAU
5.650% due 06/19/2009	400	402

		18,778

Total Corporate Bonds & Notes (Cost $137,602)		137,923

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
3.702% due 07/01/2034	45	46
4.326% due 11/01/2034	104	104
4.388% due 07/01/2034	58	59
4.404% due 10/01/2034	43	43
4.443% due 05/01/2035	111	111
4.480% due 07/01/2035	284	282
4.506% due 05/01/2035	127	127
4.521% due 09/01/2035	141	140
4.553% due 11/01/2035	217	217
4.618% due 09/01/2035	467	466
4.690% due 12/01/2033	124	124
4.990% due 06/01/2035	430	431
5.000% due 09/01/2020 - 05/01/2021	865	853
5.380% due 12/25/2036	576	575
5.420% due 01/25/2021	1,197	1,196
5.670% due 09/25/2042	163	164
5.720% due 05/25/2031	201	202
6.133% due 06/01/2043 - 07/01/2044	1,077	1,091
6.903% due 11/01/2035	54	56

Freddie Mac
4.389% due 09/01/2035	210	208
4.548% due 09/01/2035	283	282
4.711% due 06/01/2035	303	299
4.712% due 08/01/2035	400	398
5.000% due 04/15/2012 - 07/15/2024	3,502	3,489
5.580% due 08/25/2031	56	56
5.670% due 12/15/2030	51	52
5.720% due 06/15/2018	33	33
6.000% due 04/01/2037	1,000	1,008
6.133% due 02/25/2045	151	152

Ginnie Mae
4.000% due 07/16/2027	16	16

Total U.S. Government Agencies (Cost $12,265)		12,280

MORTGAGE-BACKED SECURITIES 10.8%
Arkle Master Issuer PLC
5.300% due 11/19/2007	1,000	1,000

Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	890	890

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	361	357

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	947	948

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	$1,684	$1,685

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	335	335

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	79	78

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	342	339
5.480% due 02/25/2047	2,182	2,178
5.500% due 01/25/2046	700	699
5.600% due 02/25/2037	499	500
5.983% due 02/25/2036	2,080	2,086

Countrywide Home Loan Mortgage Pass-Through Trust
5.560% due 04/25/2035	111	111

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	4,317	4,321

GMAC Mortgage Corp. Loan Trust
5.009% due 11/19/2035	75	75

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	856	857
5.400% due 01/25/2047	996	996
5.590% due 11/25/2045	43	43

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	2,454	2,456

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	615	616
5.510% due 01/19/2038	669	670
5.540% due 05/19/2035	85	85

HSI Asset Securitization Corp. Trust
5.450% due 07/25/2035	572	572

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	585	585

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	348	348
5.420% due 01/25/2037	485	486

Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.400% due 09/15/2021	124	124

Mellon Residential Funding Corp.
5.760% due 12/15/2030	414	416

Merrill Lynch Floating Trust
5.390% due 06/15/2022	2,757	2,759

Morgan Stanley Capital I
5.380% due 10/15/2020	689	689

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	4,171	4,168
5.600% due 02/25/2036	81	81

Structured Asset Securities Corp.
5.331% due 10/25/2035	412	410
5.370% due 05/25/2036	945	946

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	3,979	3,983

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	928	929
5.430% due 12/25/2036	1,878	1,877
5.440% due 08/25/2036	529	528

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	1,757	1,758

Washington Mutual, Inc.
5.510% due 04/25/2045	244	245
5.590% due 12/25/2045	54	54
5.610% due 10/25/2045	56	56
5.640% due 12/25/2027	1,717	1,719
5.663% due 01/25/2047	470	470

See Accompanying Notes	Annual Report	March 31, 2007	23

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.665% due 11/25/2034	$8	$8
5.892% due 10/25/2046	562	562
5.983% due 02/25/2046	3,942	3,953
6.129% due 05/25/2041	35	35
6.183% due 11/25/2042	159	160
6.433% due 12/25/2046	3,059	3,059

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	176	175

Total Mortgage-Backed Securities (Cost $52,480)		52,480

ASSET-BACKED SECURITIES 27.2%
ACE Securities Corp.
5.370% due 12/25/2036	414	414
5.380% due 05/25/2036	233	233
5.380% due 10/25/2036	332	333
5.400% due 10/25/2036	161	162
5.430% due 10/25/2035	70	70
5.450% due 10/25/2036	4,600	4,600

American Express Credit Account Master Trust
5.430% due 11/16/2009	1,100	1,101
5.430% due 12/15/2009	1,000	1,001

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	85	85

Argent Securities, Inc.
5.400% due 01/25/2036	217	217

Asset-Backed Funding Certificates
5.380% due 11/25/2036	668	668
5.380% due 01/25/2037	757	758

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	587	588
5.595% due 09/25/2034	118	118

Bank One Issuance Trust
5.430% due 12/15/2010	6,600	6,613

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,026	1,026
5.400% due 10/25/2036	447	447
5.520% due 09/25/2034	15	15

Capital One Auto Finance Trust
5.340% due 12/14/2007	310	310

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	4,242	4,244
5.385% due 02/25/2036	118	118
5.470% due 09/25/2035	472	473
5.640% due 10/25/2035	1,700	1,704

Chase Credit Card Master Trust
5.360% due 09/15/2009	3,675	3,677
5.430% due 02/15/2011	1,300	1,303

Chase Issuance Trust
5.310% due 07/15/2011	1,300	1,302
5.330% due 12/15/2010	3,000	3,003
5.330% due 02/15/2011	2,300	2,303

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	16	16

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	870	870
5.380% due 01/25/2037	1,636	1,637
5.390% due 01/25/2036	1,599	1,600

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	308	308
5.370% due 05/25/2037	10,805	10,816
5.370% due 03/25/2047	242	243
5.380% due 03/25/2037	337	337
5.390% due 06/25/2037	846	847
5.400% due 06/25/2037	768	768
5.430% due 10/25/2046	251	251
5.490% due 11/25/2035	16	16

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Credit-Based Asset Servicing & Securitization LLC
5.380% due 11/25/2036	$793	$793

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	400	400
5.329% due 12/08/2007	271	271

FBR Securitization Trust
5.440% due 11/25/2035	78	78

First Franklin Mortgage Loan Asset-Backed
Certificates
5.360% due 01/25/2038	1,896	1,897
5.370% due 11/25/2036	1,233	1,233
5.370% due 12/25/2036	885	885
5.380% due 06/25/2036	949	949
5.390% due 12/25/2037	4,323	4,325
5.410% due 11/25/2036	45	45
5.460% due 05/25/2035	246	246

Fremont Home Loan Trust
5.370% due 10/25/2036	2,570	2,570
5.380% due 01/25/2037	713	713
5.390% due 02/25/2037	182	182

GSAMP Trust
5.360% due 10/25/2036	568	568
5.390% due 09/25/2036	198	198
5.390% due 12/25/2036	991	991
5.430% due 11/25/2035	13	13

GSR Mortgage Loan Trust
5.420% due 11/25/2030	25	25

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,580	1,581

Home Equity Mortgage Trust
5.430% due 02/25/2036	26	26

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	1,936	1,934
5.370% due 12/25/2036	554	555

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	544	544

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	621	621
5.420% due 03/25/2036	26	26

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	134	134
5.370% due 10/25/2036	4,042	4,041
5.390% due 11/25/2036	889	890

Lehman XS Trust
5.390% due 05/25/2046	398	398

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,584	1,585
5.360% due 11/25/2036	2,970	2,971
5.400% due 02/25/2036	79	79
5.410% due 01/25/2036	74	74
5.500% due 08/25/2035	360	361
5.520% due 11/25/2034	9	9
5.600% due 10/25/2034	44	44

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	1,087	1,088

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,100	2,106
5.440% due 08/16/2010	2,100	2,104

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	633	633
5.390% due 08/25/2036	3,839	3,839

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	754	755
5.360% due 10/25/2036	253	253
5.370% due 10/25/2036	423	423
5.370% due 11/25/2036	1,853	1,854

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	$663	$663

Nelnet Student Loan Trust
5.146% due 09/25/2012	695	694

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	338	339

Nissan Auto Lease Trust
5.347% due 12/14/2007	251	251

Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,418	1,419
5.370% due 07/25/2036	547	547
5.370% due 01/25/2037	1,123	1,123
5.420% due 11/25/2035	54	54

Park Place Securities, Inc.
5.480% due 09/25/2035	4	4
5.580% due 09/25/2035	568	569
5.632% due 10/25/2034	573	573

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	936	937
5.400% due 10/25/2036	347	348
5.420% due 08/25/2046	3,347	3,349
5.430% due 05/25/2025	15	15
5.430% due 09/25/2035	46	46

Residential Asset Securities Corp.
5.360% due 08/25/2036	142	142
5.380% due 10/25/2036	732	733
5.390% due 11/25/2036	1,309	1,310
5.430% due 10/25/2035	11	11

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	62	62

SACO I, Inc.
5.430% due 09/25/2035	5	5

Saxon Asset Securities Trust
5.380% due 11/25/2036	156	157

SBI HELOC Trust
5.490% due 08/25/2036	166	166

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036	782	782
5.380% due 12/25/2036	1,343	1,343

SLM Student Loan Trust
5.330% due 07/25/2013	4,598	4,601
5.340% due 04/25/2012	445	446
5.360% due 01/25/2016	307	307
5.370% due 01/26/2015	37	37

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	212	212
5.380% due 06/25/2036	228	228
5.380% due 12/25/2036	879	879
5.400% due 01/25/2037	4,223	4,225
5.420% due 12/25/2035	20	20
5.420% due 10/25/2036	582	583
5.430% due 11/25/2035	24	24

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	919	919
5.380% due 01/25/2038	1,653	1,653

Structured Asset Securities Corp.
5.420% due 07/25/2035	111	111
5.450% due 12/25/2035	83	83

Wachovia Auto Owner Trust
4.820% due 02/20/2009	61	61

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	2,222	2,224
5.440% due 12/25/2035	299	300

Total Asset-Backed Securities (Cost $132,400)		132,460

24	PIMCO Funds	See Accompanying Notes

March 31, 2007

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.0%
Korea Development Bank
5.640% due 11/22/2012		$100	$101

Total Sovereign Issues (Cost $100)			101

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	268,380	2,261

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049		100,000	850

Total Foreign Currency-Denominated Issues (Cost $3,043)			3,111

SHORT-TERM INSTRUMENTS 28.2%

CERTIFICATES OF DEPOSIT 6.8%
Bank of Ireland
5.400% due 01/15/2010		$3,200	3,202

Barclays Bank PLC
5.281% due 03/17/2008		4,000	3,999

BNP Paribas
5.262% due 05/28/2008		700	700

Calyon Financial, Inc.
5.340% due 01/16/2009		1,400	1,400

Fortis Bank NY
5.265% due 06/30/2008		1,800	1,801
5.300% due 09/30/2008		1,600	1,600

HSBC Bank USA N.A.
5.176% due 07/28/2008		100	100

Nordea Bank Finland PLC
5.267% due 03/31/2008		300	300
5.308% due 05/28/2008		700	700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Canada
5.262% due 06/30/2008	$1,900	$1,902

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008	4,100	4,100
5.265% due 03/26/2008	300	300

Skandinav Enskilda BK
5.272% due 08/21/2008	500	500
5.350% due 02/13/2009	1,100	1,101

Societe Generale NY
5.258% due 06/11/2007	700	700
5.270% due 03/25/2008	1,900	1,900
5.271% due 06/30/2008	3,000	3,001
5.271% due 03/28/2008	300	300

Unicredito Italiano NY
5.348% due 12/03/2007	1,100	1,101
5.360% due 05/29/2008	4,300	4,302

		33,009

COMMERCIAL PAPER 14.1%
Bank of America Corp.
5.215% due 07/24/2007	8,400	8,315

Calyon N.A. LLC
5.175% due 07/09/2007	10,800	10,642

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	3,400	3,359

Danske Corp.
5.210% due 06/11/2007	8,500	8,410

Dexia Delaware LLC
5.220% due 06/13/2007	23,000	22,749

Rabobank USA Financial Corp.
5.390% due 04/02/2007	4,000	4,000

Time Warner, Inc.
5.360% due 04/12/2007	4,700	4,693

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
UBS Finance Delaware LLC
5.215% due 08/01/2007	$5,300	$5,246
5.235% due 08/01/2007	1,400	1,389

		68,803

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007	8,000	8,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 05/15/2017 valued at $8,161. Repurchase proceeds are $8,003.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	2,190	2,190
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $2,235. Repurchase proceeds are $2,191.)

		10,190

U.S. TREASURY BILLS 5.2%
4.954% due 05/31/2007 - 06/14/2007 (a)(b)(d)	25,550	25,329

Total Short-Term Instruments (Cost $137,343)		137,331

PURCHASED OPTIONS (f) 0.1%
(Cost $263)		413

Total Investments (c) 99.0% (Cost $481,805)		$482,436

Written Options (g) (0.1%) (Premiums $281)		(441)

Other Assets and Liabilities (Net) 1.1%		5,125

Net Assets 100.0%		$487,120

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $4,706 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $16,732 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $2,522 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	6	$(2)
90-Day Euribor December Futures	Long	12/2008	3	(1)
90-Day Euribor June Futures	Long	06/2008	10	(3)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	181	(88)
90-Day Euribor March Futures	Long	03/2008	4	(2)
90-Day Euribor September Futures	Long	09/2008	3	(1)
90-Day Eurodollar December Futures	Long	12/2007	1,073	(212)
90-Day Eurodollar December Futures	Long	12/2008	53	40
90-Day Eurodollar June Futures	Long	06/2008	159	36
90-Day Eurodollar March Futures	Long	03/2008	439	20
90-Day Eurodollar September Futures	Long	09/2007	86	(9)
90-Day Eurodollar September Futures	Long	09/2008	48	39
90-Day Euroyen December Futures	Long	12/2007	138	26
90-Day Euroyen September Futures	Long	09/2007	120	23
Euro-Bund 10-Year Note June Futures	Long	06/2007	15	(17)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	16	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	16	5
S&P 500 E-mini Index June Futures	Long	06/2007	15	22
U.S. Treasury 2-Year Note June Futures	Short	06/2007	57	6
U.S. Treasury 10-Year Note June Futures	Long	06/2007	49	21
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	306	469

See Accompanying Notes	Annual Report	March 31, 2007	25

Schedule of Investments Fundamental IndexPLUS™ Fund (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	19	$(12)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	17	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	13	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	13	(15)

				$349

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	10,000	$1
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%	03/20/2008		$900	1
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016		3,000	15
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%	11/20/2007		2,100	3
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		4,000	3
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		2,000	10
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%	01/20/2012		800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%	03/20/2008		600	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%	03/20/2008		1,900	2
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%	11/20/2007		1,100	1
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009		1,000	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%	12/20/2007		100	0
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%	06/20/2008		800	0
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008		4,000	2
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%	10/20/2011		400	6
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%	06/20/2008		3,100	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007		6,600	9
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%	12/20/2007		2,100	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	06/20/2007		4,000	7
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		500	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	12/20/2008		500	0
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009		1,600	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%	12/20/2011		1,300	16
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007		200	1
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%	11/20/2007		1,900	3
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%	11/20/2007		1,100	3
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	11/20/2007		4,100	6
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007		2,300	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007		1,900	2
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007		1,400	(1)

							$100

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,300	$(6)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	800	9
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		900	8
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012	EUR	16,200	41
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		600	0
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	9,900	(86)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	74
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		200	(4)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,800	(6)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	190,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,320,000	8

26	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	300,000	$1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		170,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		2,460,000	13
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$8,100	(6)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,600	(2)

							$45

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	56,729	$1,466
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	155,229	2,275
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	904,384	6,132

						$9,873

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP 500	$2	$0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	300	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	$ 6,000	26	21
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	14,000	40	35
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007	13,700	68	153
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	2,300	13	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	14,300	61	157
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	18,000	41	21
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	14

							$263	$413

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	40	$16	$32
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	40	12	1

				$28	$33

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP 100	$2	$0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	100	2	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	$3,000	37	31
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007	4,500	68	148
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	1,000	12	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	6,200	62	170
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	3,000	35	18
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	2,000	23	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	14

							$253	$408

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	862	04/2007	$8	$0	$8
Buy	BRL	5,137	05/2007	133	0	133
Sell		5,137	05/2007	0	(6)	(6)
Buy		1,138	06/2007	35	0	35
Buy		1,345	10/2007	0	(3)	(3)
Buy		5,137	03/2008	2	0	2
Buy		192	09/2007	1	0	1

See Accompanying Notes	Annual Report	March 31, 2007	27

Schedule of Investments Fundamental IndexPLUS™ Fund (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	6,624	11/2007	$10	$0	$10
Sell		1,080	11/2007	0	0	0
Buy		604	01/2008	0	0	0
Buy	EUR	729	04/2007	1	0	1
Sell	GBP	637	04/2007	0	(7)	(7)
Sell	JPY	469,194	05/2007	2	(84)	(82)
Buy	KRW	52,909	04/2007	0	0	0
Sell		148,164	04/2007	0	0	0
Buy		193,826	05/2007	0	(1)	(1)
Buy	MXN	4,083	04/2007	0	(6)	(6)
Sell		4,083	04/2007	1	0	1
Buy		4,083	03/2008	0	(1)	(1)
Buy	NZD	237	04/2007	3	0	3
Buy	PLN	177	04/2007	1	0	1
Sell		177	04/2007	0	0	0
Buy		177	09/2007	0	0	0
Buy	RUB	5,200	11/2007	2	0	2
Buy		10,067	12/2007	4	0	4
Buy	SGD	202	04/2007	1	0	1
Sell		231	04/2007	0	(1)	(1)
Buy		1,167	07/2007	7	0	7
Buy	TWD	2,233	05/2007	0	0	0
Sell		1,621	05/2007	0	0	0

				$211	$(109)	$102

28	PIMCO Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.8%
HCA, Inc.
7.614% due 11/14/2013	$2,494	$2,518

Idearc, Inc.
7.320% due 11/09/2014	2,494	2,512

Total Bank Loan Obligations (Cost $4,987)		5,030

CORPORATE BONDS & NOTES 22.8%

BANKING & FINANCE 16.7%
AIG-Fp Matched Funding Corp.
5.350% due 06/16/2008	1,100	1,101

Allstate Life Global Funding Trusts
5.390% due 03/23/2009	600	601

American Express Centurion Bank
5.380% due 04/17/2009	4,200	4,201

American Express Credit Corp.
5.380% due 11/09/2009	400	400

American International Group, Inc.
5.050% due 10/01/2015	100	98
5.350% due 06/23/2008	3,500	3,500
5.370% due 06/16/2009	1,300	1,301

ANZ National International Ltd.
5.400% due 08/07/2009	2,200	2,200

Bank of America Corp.
5.360% due 09/25/2009	2,200	2,203
5.370% due 11/06/2009	600	600
5.440% due 09/18/2009	200	200

Bank of America N.A.
5.360% due 07/25/2008	1,600	1,601
6.000% due 10/15/2036	300	302

Bank of Ireland
5.400% due 12/18/2009	3,100	3,103

Bear Stearns Cos., Inc.
5.510% due 04/29/2008	3,400	3,407

C10 Capital SPV Ltd.
6.722% due 12/01/2049	800	790

Calabash Re II Ltd.
13.755% due 01/08/2010	1,600	1,642
14.955% due 01/08/2010	1,600	1,672

CIT Group, Inc.
5.480% due 08/17/2009	300	300
5.500% due 12/19/2008	500	501
5.510% due 08/15/2008	1,000	1,002
5.510% due 01/30/2009	600	601
5.650% due 11/03/2010	1,400	1,406

Citigroup Funding, Inc.
5.330% due 12/08/2008	200	200

Citigroup, Inc.
5.380% due 12/28/2009	500	500
5.388% due 12/26/2008	3,600	3,603

DnB NORBank ASA
5.402% due 02/25/2008	1,500	1,511
5.430% due 10/13/2009	1,000	1,001

Export-Import Bank of China
4.875% due 07/21/2015	100	98

Foundation Re II Ltd.
12.110% due 11/26/2010	1,400	1,425

General Electric Capital Corp.
5.390% due 10/26/2009	500	500
5.400% due 01/05/2009	1,800	1,801

GMAC LLC
6.000% due 12/15/2011	200	194

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	500	500

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.400% due 03/30/2009	$3,600	$3,601
5.440% due 06/23/2009	1,100	1,101
5.440% due 11/16/2009	1,300	1,301
5.460% due 07/29/2008	700	701
5.690% due 07/23/2009	300	302

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Finance Corp.
5.420% due 10/21/2009	800	800
5.485% due 09/15/2008	300	301

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	2,015

ICICI Bank Ltd.
5.900% due 01/12/2010	1,800	1,804

John Deere Capital Corp.
5.410% due 04/15/2008	600	600
5.410% due 07/15/2008	700	701

JPMorgan Chase & Co.
5.370% due 06/26/2009	800	800
5.396% due 06/26/2009	2,200	2,202

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	100

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	2,200	2,201
5.400% due 12/23/2008	200	200
5.440% due 04/03/2009	600	600
5.460% due 11/16/2009	1,900	1,900
5.560% due 12/23/2010	900	902
5.610% due 11/10/2009	500	502

MBNA Corp.
5.790% due 05/05/2008	4,465	4,488

Merrill Lynch & Co., Inc.
5.428% due 12/04/2009	1,400	1,400
5.450% due 08/14/2009	1,900	1,901

MetLife, Inc.
6.400% due 12/15/2036	400	392

Morgan Stanley
5.360% due 11/21/2008	900	900
5.470% due 02/09/2009	700	701
5.600% due 01/22/2009	2,600	2,602

Mystic Re Ltd.
11.660% due 12/05/2008	1,500	1,515

National Australia Bank Ltd.
5.380% due 09/11/2009	800	801

Petroleum Export Ltd.
5.265% due 06/15/2011	86	85

Pricoa Global Funding I
5.440% due 01/25/2008	1,300	1,301

RBS Capital Trust III
5.512% due 09/29/2049	1,200	1,183

Resona Bank Ltd.
5.850% due 09/29/2049	200	199

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	1,200	1,201
5.760% due 07/06/2012	1,700	1,701

Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	500	500
5.410% due 09/19/2008	5,000	5,009

SLM Corp.
5.500% due 07/27/2009	600	600

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,000	1,007

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
USB Capital IX
6.189% due 04/15/2049	$200	$205

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	900	902

Wachovia Corp.
5.410% due 10/28/2008	1,300	1,302

Wells Fargo & Co.
5.380% due 03/10/2008	3,400	3,403

Westpac Banking Corp.
5.280% due 06/06/2008	800	800

World Savings Bank FSB
5.400% due 05/08/2009	2,200	2,201

		103,295

INDUSTRIALS 4.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	3,900	3,911

C8 Capital SPV Ltd.
6.640% due 12/31/2049	5,100	5,056

CODELCO, Inc.
6.150% due 10/24/2036	100	103

Comcast Corp.
5.875% due 02/15/2018	300	301
6.450% due 03/15/2037	300	301

Cox Communications, Inc.
5.875% due 12/01/2016	200	202

DaimlerChrysler N.A. Holding Corp.
5.770% due 03/13/2009	200	201

Gaz Capital for Gazprom
6.212% due 11/22/2016	200	201

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Oracle Corp.
5.590% due 01/13/2009	1,200	1,202

Peabody Energy Corp.
7.875% due 11/01/2026	400	432

Pemex Project Funding Master Trust
5.750% due 12/15/2015	400	401

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	400	450

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	1,100	1,101

Time Warner, Inc.
5.590% due 11/13/2009	4,100	4,109
5.875% due 11/15/2016	2,100	2,121

Transocean, Inc.
5.548% due 09/05/2008	700	701

Viacom, Inc.
5.750% due 04/30/2011	200	203

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	2,700	2,699

Williams Cos., Inc.
6.375% due 10/01/2010	700	713

		24,510

UTILITIES 2.1%
AT&T, Inc.
4.214% due 06/05/2007	1,400	1,404

Dominion Resources, Inc.
5.540% due 11/14/2008	2,800	2,803

Embarq Corp.
6.738% due 06/01/2013	3,400	3,514

See Accompanying Notes	Annual Report	March 31, 2007	29

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Florida Power Corp.
5.760% due 11/14/2008	$3,300	$3,301

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	601

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	240

Southern California Edison Co.
5.460% due 02/02/2009	800	802

Sprint Nextel Corp.
6.000% due 12/01/2016	200	197

		12,862

Total Corporate Bonds & Notes (Cost $140,186)		140,667

MUNICIPAL BONDS & NOTES 0.3%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	295	295

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	1,500	1,596

Total Municipal Bonds & Notes (Cost $1,802)		1,891

U.S. GOVERNMENT AGENCIES 33.3%
Fannie Mae
4.343% due 03/01/2035	334	338
4.404% due 10/01/2034	383	384
4.423% due 07/01/2034	1,400	1,394
4.433% due 01/01/2035	1,539	1,528
4.480% due 07/01/2035	1,532	1,523
4.500% due 08/01/2035	2,031	2,011
4.521% due 09/01/2035	915	909
4.548% due 07/01/2035	1,243	1,242
4.618% due 09/01/2035	2,102	2,099
4.641% due 10/01/2035	871	870
4.661% due 12/01/2033	849	850
4.673% due 05/25/2035	200	198
4.690% due 12/01/2033	644	643
4.835% due 06/01/2035	2,039	2,036
4.990% due 06/01/2035	1,935	1,938
5.000% due 06/25/2027 - 03/01/2036	30,596	29,623
5.380% due 12/25/2036	768	767
5.500% due 07/01/2035 - 04/01/2037	28,010	27,735
5.670% due 09/25/2042	1,198	1,205
6.000% due 05/01/2035 - 04/01/2037	106,289	107,124
6.133% due 06/01/2043 - 07/01/2044	1,511	1,531
6.903% due 11/01/2035	430	446

Freddie Mac
4.389% due 09/01/2035	930	921
4.500% due 10/15/2022	1,566	1,555
4.711% due 06/01/2035	2,389	2,354
4.712% due 08/01/2035	1,904	1,893
4.813% due 10/01/2035	1,347	1,345
4.914% due 11/01/2034	1,311	1,309
5.000% due 04/15/2012 - 01/15/2024	2,628	2,620
5.580% due 08/25/2031	291	293
5.720% due 06/15/2018	199	199
6.000% due 04/01/2037	5,000	5,041
6.133% due 02/25/2045	151	152

Ginnie Mae
4.000% due 07/16/2027	97	96
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $205,284)		205,185

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	$1,836	$1,745
2.375% due 01/15/2025	966	973
3.625% due 04/15/2028	250	305

U.S. Treasury Bonds
4.750% due 02/15/2037	1,100	1,083
6.000% due 02/15/2026	800	905
6.625% due 02/15/2027	700	849

Total U.S. Treasury Obligations (Cost $5,916)		5,860

MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	358	353

Arkle Master Issuer PLC
5.300% due 11/19/2007	2,300	2,301

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	1,947	1,929

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	1,291	1,292

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	347	344
4.900% due 12/25/2035	786	783

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	2,681	2,652
5.500% due 01/25/2046	900	899
5.600% due 02/25/2037	3,829	3,832

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	246	245

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	659	656
5.540% due 11/15/2019	386	387

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	5,375	5,380

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	1,236	1,237
5.400% due 01/25/2047	1,294	1,295

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	3,361	3,363

GSR Mortgage Loan Trust
4.539% due 09/25/2035	2,175	2,154

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	836	837

Indymac Index Mortgage Loan Trust
5.174% due 01/25/2036	1,087	1,102
5.410% due 11/25/2046	783	784
5.420% due 01/25/2037	647	648

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	783	782

Mellon Residential Funding Corp.
5.760% due 12/15/2030	3,045	3,058

Merrill Lynch Floating Trust
5.390% due 06/15/2022	4,359	4,361

Morgan Stanley Capital I
5.410% due 07/15/2019	218	218

Structured Adjustable Rate Mortgage Loan Trust
5.341% due 08/25/2034	1,369	1,372
6.383% due 01/25/2035	848	851

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	404	405

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	225	225

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	$1,393	$1,394
5.430% due 12/25/2036	1,220	1,220
5.440% due 08/25/2036	1,674	1,673

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	2,547	2,549

Washington Mutual, Inc.
5.610% due 10/25/2045	167	167
6.129% due 05/25/2041	250	252
6.183% due 11/25/2042	239	240

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	1,412	1,403

Total Mortgage-Backed Securities (Cost $52,598)		52,643

ASSET-BACKED SECURITIES 19.7%
ACE Securities Corp.
5.370% due 12/25/2036	497	497
5.400% due 10/25/2036	565	566
5.430% due 10/25/2035	458	458

Asset-Backed Funding Certificates
5.380% due 11/25/2036	965	965

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	848	849
5.595% due 09/25/2034	385	385

Bank One Issuance Trust
5.430% due 12/15/2010	7,800	7,815
5.440% due 09/15/2010	5,859	5,869

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,539	1,539
5.400% due 10/25/2036	536	536
5.520% due 09/25/2034	76	76

Capital One Auto Finance Trust
5.340% due 12/14/2007	442	443

Carrington Mortgage Loan Trust
5.470% due 09/25/2035	801	802

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,800	1,805

Chase Issuance Trust
5.310% due 07/15/2011	1,800	1,802

Chase Manhattan Auto Owner Trust
5.280% due 10/15/2009	1,800	1,801

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	435	435

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	2,068	2,078
5.370% due 05/25/2037	6,759	6,763
5.370% due 03/25/2047	807	811
5.380% due 03/25/2037	1,096	1,097
5.390% due 06/25/2037	1,223	1,223
5.400% due 06/25/2037	1,055	1,056
5.430% due 10/25/2046	838	838

Credit-Based Asset Servicing & Securitization LLC
5.380% due 03/25/2036	289	289
5.380% due 11/25/2036	1,057	1,057

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	1,000	1,001
5.329% due 12/08/2007	406	406

FBR Securitization Trust
5.440% due 10/25/2035	44	44

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,761	1,762
5.370% due 12/25/2036	1,328	1,328
5.380% due 06/25/2036	2,919	2,921
5.460% due 05/25/2035	164	164

30	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Fremont Home Loan Trust
5.370% due 10/25/2036	$3,893	$3,894
5.380% due 01/25/2037	891	891
5.390% due 02/25/2037	477	477

GSAMP Trust
5.390% due 09/25/2036	727	727
5.430% due 11/25/2035	77	77

GSR Mortgage Loan Trust
5.420% due 11/25/2030	252	253

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	1,185	1,186

Home Equity Asset Trust
5.430% due 02/25/2036	910	911
5.440% due 01/25/2036	1,305	1,306

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	739	740

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	586	586

Indymac Residential Asset-Backed Trust
5.380% due 04/25/2037	887	887

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036	334	335
5.370% due 10/25/2036	5,360	5,359
5.390% due 11/25/2036	296	296

Lehman XS Trust
5.390% due 05/25/2046	511	511

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	2,400	2,401
5.360% due 11/25/2036	4,328	4,330
5.410% due 01/25/2036	445	445
5.500% due 08/25/2035	521	521
5.520% due 11/25/2034	55	55
5.600% due 10/25/2034	120	120

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	2,900	2,909
5.440% due 08/16/2010	3,150	3,156

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	886	887
5.390% due 08/25/2036	5,258	5,258

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	1,106	1,107
5.360% due 10/25/2036	505	505
5.370% due 10/25/2036	592	592

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	911	912

Nelnet Student Loan Trust
5.146% due 09/25/2012	992	992

Nissan Auto Lease Trust
5.347% due 12/14/2007	301	301

Option One Mortgage Loan Trust
5.360% due 02/25/2037	2,002	2,003
5.370% due 07/25/2036	820	820

Park Place Securities, Inc.
5.632% due 10/25/2034	1,770	1,772

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	1,042	1,043
5.430% due 05/25/2025	73	74
5.430% due 09/25/2035	274	274

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Residential Asset Securities Corp.
5.380% due 10/25/2036	$2,116	$2,117
5.390% due 11/25/2036	1,052	1,053

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	215	216

SACO I, Inc.
5.430% due 09/25/2035	26	26

Saxon Asset Securities Trust
5.380% due 11/25/2036	469	470

SBI HELOC Trust
5.490% due 08/25/2036	581	581

SLM Student Loan Trust
5.330% due 07/25/2013	5,898	5,901
5.370% due 01/26/2015	282	282

Soundview Home Equity Loan Trust
5.370% due 10/25/2036	636	636
5.400% due 01/25/2037	5,784	5,786
5.430% due 11/25/2035	155	155

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037	1,336	1,337

Structured Asset Securities Corp.
5.370% due 10/25/2036	1,072	1,072
5.420% due 07/25/2035	277	277
5.420% due 09/25/2035	1,011	1,012
5.450% due 12/25/2035	605	606

Wachovia Auto Owner Trust
4.820% due 02/20/2009	333	333

Wells Fargo Home Equity Trust
5.440% due 12/25/2035	898	899

Total Asset-Backed Securities (Cost $121,093)		121,153

SOVEREIGN ISSUES 0.0%
China Development Bank 5.000% due 10/15/2015	100	98

Total Sovereign Issues (Cost $99)		98

	SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049	243	2,564

Total Preferred Stocks (Cost $2,585)		2,564

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.4%

CERTIFICATES OF DEPOSIT 6.0%
BNP Paribas
5.262% due 07/03/2008	$5,200	5,198
5.262% due 05/28/2008	1,000	1,000

Calyon Financial, Inc.
5.340% due 01/16/2009	1,900	1,900

HSBC Bank USA N.A.
4.280% due 07/28/2008	3,100	3,105

Nordea Bank Finland PLC
5.262% due 03/31/2008	700	700
5.308% due 05/28/2008	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Royal Bank of Canada
5.420% due 06/30/2008	$2,600	$2,603

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	900	900
5.290% due 07/03/2008	1,200	1,200

Skandinav Enskilda BK
5.272% due 08/21/2008	4,200	4,199

Societe Generale NY
5.258% due 06/11/2007	900	900
5.270% due 03/25/2008	6,500	6,500

Unicredito Italiano NY
5.358% due 05/06/2008	5,100	5,101
5.360% due 05/29/2008	2,500	2,501

		36,808

COMMERCIAL PAPER 0.3%
Cox Communications, Inc.
5.570% due 09/17/2007	300	300

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	1,200	1,186

Viacom, Inc.
5.594% due 05/29/2007	500	500

		1,986

REPURCHASE AGREEMENTS 3.4%
Lehman Brothers, Inc.
5.150% due 04/02/2007	17,000	17,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $17,321. Repurchase proceeds are $17,007.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,875	3,875
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $3,956. Repurchase proceeds are $3,877.)

		20,875

U.S. TREASURY BILLS 3.7%
4.952% due 05/31/2007 - 06/14/2007 (a)(c)(e)	23,420	23,212

Total Short-Term Instruments (Cost $82,868)		82,881

PURCHASED OPTIONS (g) 0.3%
(Cost $1,682)		1,681

Total Investments (d) 100.5% (Cost $619,100)		$619,653

Written Options (h) (0.3%) (Premiums $1,649)		(1,717)

Other Assets and Liabilities (Net) (0.2%)		(1,532)

Net Assets 100.0%		$616,404

See Accompanying Notes	Annual Report	March 31, 2007	31

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $6,691 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $15,868 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $3,878 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	97	$(30)
90-Day Euribor December Futures	Long	12/2008	38	(8)
90-Day Euribor June Futures	Long	06/2008	207	(64)
90-Day Euribor March Futures	Long	03/2008	101	(57)
90-Day Euribor September Futures	Long	09/2008	38	(10)
90-Day Eurodollar December Futures	Long	12/2007	1,204	152
90-Day Eurodollar December Futures	Long	12/2008	404	306
90-Day Eurodollar June Futures	Long	06/2008	671	263
90-Day Eurodollar March Futures	Long	03/2008	1,392	317
90-Day Eurodollar September Futures	Long	09/2007	282	(25)
90-Day Eurodollar September Futures	Long	09/2008	329	268
90-Day Euroyen December Futures	Long	12/2007	532	32
90-Day Euroyen September Futures	Long	09/2007	490	28
Euro-Bund 10-Year Note June Futures	Long	06/2007	61	(53)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	45	7
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	82	16
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	54	7
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	181	7
S&P 500 Index June Futures	Long	06/2007	4	8
U.S. Treasury 2-Year Note June Futures	Short	06/2007	73	8
U.S. Treasury 10-Year Note June Futures	Short	06/2007	92	26
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	299	523
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	57	(57)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	54	(10)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	73	(28)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	31	(39)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	15	(14)

				$1,573

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	29,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$4,000	18
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		2,700	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		5,600	(5)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		200	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		5,780	5
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009		600	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		1,400	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		1,300	(1)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008		500	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		9,000	25
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		600	0
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		3,800	8
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		2,600	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		5,800	11
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		2,600	4
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		2,800	8
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		300	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		4,100	80
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		04/20/2016		300	16
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007		700	5

32	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.290%	11/20/2007	$5,600	$8
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	3,800	5
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,000	(4)

						$189

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,800	$(8)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,100	12
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,700	24
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	500	(13)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		600	(13)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,400	48
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,800	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		400	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		800	1
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,700	32
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		500	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	4,600	5
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,900	11
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	35
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		2,700	2
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		5,400	(24)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,100	(109)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,000	93
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		500	21
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,300	(8)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,900	192
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	240,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,770,000	11
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		390,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		820,000	24
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		826,000	40
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		190,000	1
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		280,000	18
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		339,000	35
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		130,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		30,000	2
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		100,000	11
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		113,000	12
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		4,300,000	16
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		230,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		4,790,000	18
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		610,000	21
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		150,000	14
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	2,200	9
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$26,900	13
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	(6)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,900	(59)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		11,800	34
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,800	(98)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		43,200	111
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		58,200	238
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		4,000	(148)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		6,100	45
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		34,500	(205)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,600	(41)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		3,400	(3)

See Accompanying Notes	Annual Report	March 31, 2007	33

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	$43,200	$105
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	141,300	(576)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	7,600	(85)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	116,500	(109)

						$(249)

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Bear Stearns & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,019,623	$2,541
Credit Suisse First Boston	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.350%	10/15/2007	1,215,708	3,030
Merrill Lynch & Co., Inc.	Long	FTSE Research Affiliates 1000 Index	1-Month USD-LIBOR plus 0.250%	10/15/2007	2,776,441	6,928

						$12,498

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$ 91.000	06/18/2007	148	$2	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,284	12	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	238	2	0

				$16	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	3,000	$14	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		8,000	46	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		7,000	39	4
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	29	1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,500	7	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		1,000	6	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$31,000	115	86
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		14,000	57	38
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	26	21
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		18,000	52	45
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		17,000	38	10
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		23,000	101	147
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		16,000	77	176
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		20,000	52	11
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		41,000	216	287
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,000	68	35
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		47,000	60	75
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		15,000	60	74
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		38,800	192	279
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		43,300	262	233
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		3,000	11	19

								$1,579	$1,591

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$43	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38

				$87	$90

34	PIMCO Funds	See Accompanying Notes

March 31, 2007

(h)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	74	$29	$59
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	45	11	18
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	21	5	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	32	3	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	130	30	4
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	21	6	6

				$84	$91

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		4,000	55	10
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		3,000	39	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	34	7
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	400	6	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		300	6	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$13,000	107	92
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		6,000	53	37
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		4,000	50	41
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,000	41	15
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	44
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		10,000	102	167
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		7,000	77	192
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		4,400	48	26
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		18,000	218	332
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,000	58	30
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		9,000	60	56
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		2,000	23	16
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		7,000	64	75
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		17,000	204	245
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,900	251	207
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	16

								$1,565	$1,626

(i)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$2,100	$2,121	$2,111

(2) Market value includes $14 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	35

Schedule of Investments Fundamental IndexPLUS™ TR Fund (Cont.)

(j)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,116	04/2007	$10	$0	$10
Buy	BRL	11,586	05/2007	297	0	297
Sell		11,586	05/2007	2	0	2
Buy		2,450	06/2007	77	0	77
Buy		1,691	10/2007	0	(4)	(4)
Buy		11,586	03/2008	0	(11)	(11)
Buy	CNY	576	09/2007	2	0	2
Buy		8,910	11/2007	14	0	14
Sell		1,363	11/2007	0	0	0
Buy		3,997	01/2008	0	0	0
Buy	EUR	583	04/2007	0	0	0
Sell		1,371	04/2007	0	(1)	(1)
Buy	GBP	63	04/2007	1	0	1
Sell		1,338	04/2007	0	(16)	(16)
Sell	JPY	571,578	05/2007	11	(29)	(18)
Buy	KRW	69,607	04/2007	0	0	0
Sell		186,612	04/2007	1	0	1
Buy		800,214	05/2007	0	(3)	(3)
Sell		642,755	05/2007	0	0	0
Buy	MXN	8,398	04/2007	0	(12)	(12)
Sell		8,398	04/2007	2	0	2
Buy		8,398	03/2008	0	(2)	(2)
Buy	NZD	331	04/2007	4	0	4
Buy	PLN	234	04/2007	2	0	2
Sell		234	04/2007	0	0	0
Buy		234	09/2007	0	0	0
Buy	RUB	11,662	11/2007	5	0	5
Buy		34,363	12/2007	12	0	12
Buy	SGD	548	04/2007	3	0	3
Sell		292	04/2007	0	(1)	(1)
Buy		2,669	07/2007	15	0	15
Buy	TWD	8,610	05/2007	0	0	0
Sell		6,649	05/2007	0	0	0

				$458	$(79)	$379

36	PIMCO Funds	See Accompanying Notes

Schedule of Investments International StocksPLUS® TR Strategy Fund (Unhedged)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 23.3%

BANKING & FINANCE 19.6%
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	$100	$100

American Honda Finance Corp.
5.350% due 08/05/2008	130	130
5.410% due 02/09/2010	400	400

ASIF Global Financing XXVIII
5.400% due 05/03/2007	100	100

Bank of America Corp.
5.460% due 08/02/2010	540	541

Bank of Ireland
5.400% due 12/18/2009	300	300

Bank of Scotland
5.860% due 11/22/2012	500	502

C10 Capital SPV Ltd.
6.722% due 12/01/2049	100	99

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	600	601

CIT Group, Inc.
5.500% due 12/19/2008	500	501

Citigroup Funding, Inc.
5.330% due 12/08/2008	200	200

Citigroup, Inc.
5.510% due 05/18/2010	730	732

Ford Motor Credit Co.
7.250% due 10/25/2011	600	584

General Electric Capital Corp.
5.430% due 01/20/2010	600	601
5.430% due 08/15/2011	400	400

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	200	200
5.400% due 03/30/2009	100	100
5.440% due 12/22/2008	100	100
5.440% due 11/16/2009	290	290

HSBC Finance Corp.
5.440% due 06/19/2009	750	752

HSBC Holdings PLC
6.500% due 05/02/2036	200	212

ICICI Bank Ltd.
5.900% due 01/12/2010	100	100

International Lease Finance Corp.
5.496% due 06/26/2009	370	371

JPMorgan Chase & Co.
5.370% due 06/26/2009	290	290

Lehman Brothers Holdings, Inc.
5.460% due 11/16/2009	500	500

Morgan Stanley
5.470% due 02/09/2009	340	341

SLM Corp.
5.500% due 07/27/2009	30	30
5.570% due 07/25/2008	500	501

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	100	101

U.S. Bank N.A.
5.280% due 03/31/2008	500	500

Wachovia Corp.
5.410% due 12/01/2009	200	200

Wells Fargo & Co.
5.410% due 03/23/2010	630	631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
World Savings Bank FSB
5.400% due 06/20/2008	$300	$300

		11,310

INDUSTRIALS 1.8%
DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	50	50

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.475% due 12/16/2009	100	100

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	113

Time Warner, Inc.
5.590% due 11/13/2009	500	501

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	200	200

		1,064

UTILITIES 1.9%
AT&T, Inc.
5.460% due 02/05/2010	100	100

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	600	602

TXU Electric Delivery Co.
5.725% due 09/16/2008	200	200

Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	200	200

		1,102

Total Corporate Bonds & Notes (Cost $13,481)		13,476

U.S. GOVERNMENT AGENCIES 45.2%
Fannie Mae
6.000% due 04/01/2037	20,100	20,251
6.133% due 06/01/2043	93	95

Freddie Mac
4.250% due 09/15/2024	420	415
5.000% due 07/15/2020	329	328
6.000% due 04/01/2037	4,000	4,032

Ginnie Mae
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $26,149)		26,134

MORTGAGE-BACKED SECURITIES 8.0%
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	105	105

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	430	431

Bear Stearns Mortgage Funding Trust
5.390% due 02/25/2037	198	198

Countrywide Alternative Loan Trust
5.480% due 02/25/2047	285	284
5.983% due 02/25/2036	215	216

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.390% due 01/25/2047	191	191
5.400% due 03/25/2037	97	98

Greenpoint Mortgage Funding Trust
5.400% due 01/25/2047	100	100

GS Mortgage Securities Corp. II
5.420% due 06/06/2020	267	267

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$232	$232

Morgan Stanley Capital I
5.380% due 10/15/2020	98	98

Residential Accredit Loans, Inc.
6.343% due 09/25/2045	304	306

Structured Asset Mortgage Investments, Inc.
5.450% due 03/25/2037	444	443

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	432	433

Wachovia Bank Commercial Mortgage Trust
5.681% due 04/15/2034	115	115

Washington Mutual, Inc.
5.640% due 12/25/2027	318	318
5.663% due 01/25/2047	94	94
5.983% due 02/25/2046	704	706

Total Mortgage-Backed Securities (Cost $4,634)		4,635

ASSET-BACKED SECURITIES 25.4%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	300	300

American Express Credit Account Master Trust
5.320% due 01/18/2011	400	400
5.430% due 11/16/2009	100	100
5.820% due 02/15/2012	173	173

Asset-Backed Funding Certificates
5.380% due 01/25/2037	84	84

Bear Stearns Asset-Backed Securities, Inc.
5.380% due 01/25/2037	196	196

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	461	461

Chase Credit Card Master Trust
5.430% due 07/15/2010	600	601

Chase Issuance Trust
5.330% due 12/15/2010	300	300
5.330% due 02/15/2011	300	300

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	600	589

Citigroup Mortgage Loan Trust, Inc.
5.360% due 12/25/2036	197	197
5.380% due 01/25/2037	289	289
5.390% due 01/25/2036	174	174
5.430% due 08/25/2036	500	500

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	468	468
5.370% due 07/25/2037	491	491
5.390% due 06/25/2037	94	94
5.400% due 06/25/2037	480	480

Credit-Based Asset Servicing & Securitization LLC
5.410% due 12/25/2037	444	443

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	226	226

First Franklin Mortgage Loan Asset-Backed Certificates
5.360% due 01/25/2038	190	190
5.460% due 05/25/2035	27	27

Fremont Home Loan Trust
5.420% due 05/25/2036	100	100

GSAMP Trust
5.390% due 12/25/2036	270	270

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	395	395

See Accompanying Notes	Annual Report	March 31, 2007	37

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	$443	$443

HSBC Asset Loan Obligation
5.380% due 12/25/2036	492	492

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	366	366

Long Beach Mortgage Loan Trust
5.400% due 02/25/2036	370	370

MASTR Asset-Backed Securities Trust
5.370% due 01/25/2037	196	197
5.380% due 11/25/2036	362	363

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	600	595
5.440% due 08/16/2010	100	100

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	417	417

Morgan Stanley ABS Capital I
5.360% due 01/25/2037	97	97
5.370% due 11/25/2036	278	278

Option One Mortgage Loan Trust
5.370% due 01/25/2037	187	187
5.390% due 01/25/2036	159	159

Residential Asset Mortgage Products, Inc.
5.400% due 02/25/2036	375	376

Residential Asset Securities Corp.
5.390% due 02/25/2037	294	294

Securitized Asset-Backed Receivables LLC Trust
5.360% due 01/25/2037	583	584
5.380% due 12/25/2036	192	192

SLM Student Loan Trust
3.800% due 12/15/2038	500	488

Soundview Home Equity Loan Trust
5.380% due 12/25/2036	220	220

Specialty Underwriting & Residential Finance
5.380% due 01/25/2038	194	195

Structured Asset Securities Corp.
5.420% due 01/25/2037	472	472

Total Asset-Backed Securities (Cost $14,731)		14,733

SOVEREIGN ISSUES 0.9%
Korea Development Bank
5.490% due 04/03/2010 (a)	500	500

Total Sovereign Issues (Cost $500)		500

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	29,820	$251

Total Foreign Currency-Denominated Issues (Cost $245)			251

SHORT-TERM INSTRUMENTS 39.3%

CERTIFICATES OF DEPOSIT 7.8%
Barclays Bank PLC
5.281% due 03/17/2008		$500	500

BNP Paribas
5.262% due 07/03/2008		500	500
5.270% due 09/23/2008		100	100

Calyon Financial, Inc.
5.340% due 01/16/2009		200	200

Dexia S.A.
5.270% due 09/29/2008		600	600

Fortis Bank NY
5.265% due 06/30/2008		200	200
5.300% due 09/30/2008		200	200

Royal Bank of Canada
5.266% due 06/30/2008		200	200

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		500	500
5.265% due 03/26/2008		100	100

Skandinav Enskilda BK
5.340% due 08/21/2008		400	400

Societe Generale NY
5.271% due 06/30/2008		400	400

Unicredito Italiano NY
5.360% due 05/29/2008		600	601

			4,501

COMMERCIAL PAPER 22.0%
Bank of America Corp.
5.200% due 07/24/2007		1,100	1,083

Calyon N.A. LLC
5.235% due 07/09/2007		1,500	1,490

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		500	494

DnB NORBank ASA
5.220% due 07/11/2007		1,500	1,484

ING U.S. Funding LLC
5.235% due 06/22/2007		1,500	1,490

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
IXIS Commercial Paper Corp.
5.235% due 06/13/2007	$1,500	$1,490

Societe Generale NY
5.200% due 08/22/2007	100	100

Statens Bostadsfin Bank
5.240% due 08/16/2007	1,500	1,491

Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	1,200	1,182

UBS Finance Delaware LLC
5.185% due 08/01/2007	2,400	2,400

		12,704

REPURCHASE AGREEMENTS 4.2%
Lehman Brothers, Inc.
5.150% due 04/02/2007	2,000	2,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $2,041. Repurchase proceeds are $2,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	446	446

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $459. Repurchase proceeds are $446.)

		2,446

U.S. TREASURY BILLS 5.3%
4.966% due 05/31/2007 - 06/14/2007 (b)(d)	3,095	3,069

Total Short-Term Instruments (Cost $22,720)		22,720

PURCHASED OPTIONS (f) 0.1%
(Cost $52)		52

Total Investments (c) 142.6% (Cost $82,512)		$82,501

Written Options (g) (0.1%) (Premiums $61)		(56)

Other Assets and Liabilities (Net) (42.5%)		(24,591)

Net Assets 100.0%		$57,854

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $1,626 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $590 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2008	1	$0
90-Day Euribor June Futures	Long	06/2008	6	(2)
90-Day Euribor March Futures	Long	03/2008	4	(2)
90-Day Euribor September Futures	Long	09/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	90	(76)

38	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2008	27	$19
90-Day Eurodollar June Futures	Long	06/2008	114	(25)
90-Day Eurodollar March Futures	Long	03/2008	131	(37)
90-Day Eurodollar September Futures	Long	09/2008	112	(21)
90-Day Euroyen December Futures	Long	12/2007	15	3
90-Day Euroyen September Futures	Long	09/2007	8	1
Euro-Bund 10-Year Note June Futures	Long	06/2007	9	(9)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	4	1
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	8	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	5	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	17	0
U.S. Treasury 2-Year Note June Futures	Short	06/2007	7	1
U.S. Treasury 10-Year Note June Futures	Long	06/2007	25	10
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2	3
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	5	(1)

				$(132)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$500	$(1)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009	100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	300	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	500	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	03/20/2009	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	500	1
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	300	0
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	100	0

						$1

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	100	$0
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	100	1
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009	EUR	200	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		600	(1)
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	400	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		400	1
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		200	0
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		500	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		200	(1)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	20,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		100,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		40,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		70,000	2
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	1
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		20,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		20,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		420,000	2
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		50,000	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$2,600	1
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,000	3

See Accompanying Notes	Annual Report	March 31, 2007	39

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	$3,700	$9
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	17,600	78
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	100	1
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	10	0
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	400	0
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	3,700	9
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,000	7

						$115

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	744,553	$2,193

(f)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007	$2,000	$8	$5
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	5,000	6	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	2,000	10	14
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	4,600	28	25

							$52	$52

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	6	$2	$5
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	4	1	1
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	2	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	3	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	11	3	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	2	1	1

				$7	$7

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	$1,000	$9	$6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,000	7	6
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	1,000	12	15
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	2,000	26	22

							$54	$49

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$200	$202	$201

(2) Market value includes $1 of interest payable on short sales.

40	PIMCO Funds	See Accompanying Notes

March 31, 2007

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	163	04/2007	$2	$0	$2
Buy	BRL	620	05/2007	16	0	16
Sell		620	05/2007	0	(1)	(1)
Buy		57	06/2007	2	0	2
Buy		158	10/2007	0	0	0
Buy		620	03/2008	0	0	0
Buy	CNY	314	11/2007	1	0	1
Sell		127	11/2007	0	0	0
Buy	EUR	389	04/2007	0	0	0
Sell	GBP	204	04/2007	0	(3)	(3)
Buy	JPY	75,110	05/2007	0	(8)	(8)
Sell		71,320	05/2007	0	(16)	(16)
Buy	KRW	5,722	04/2007	0	0	0
Sell		5,626	04/2007	0	0	0
Buy	MXN	873	04/2007	0	(1)	(1)
Sell		873	04/2007	0	0	0
Buy		873	03/2008	0	0	0
Buy	NZD	28	04/2007	0	0	0
Buy	PLN	19	04/2007	0	0	0
Sell		19	04/2007	0	0	0
Buy		19	09/2007	0	0	0
Buy	RUB	420	11/2007	0	0	0
Buy		477	12/2007	0	0	0
Buy	SGD	10	04/2007	0	0	0
Buy		46	07/2007	0	0	0

				$21	$(29)	$(8)

See Accompanying Notes	Annual Report	March 31, 2007	41

Schedule of Investments International Stocks PLUS® TR Strategy Fund (U.S. Dollar-Hedged)	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.3%
Georgia-Pacific Corp.
7.340% due 12/20/2012	$2,714	$2,731
7.364% due 12/20/2012	248	250

HCA, Inc.
7.614% due 11/14/2013	2,594	2,619

Reynolds American, Inc.
7.104% due 05/11/2012	1,097	1,107
7.125% due 05/11/2012	839	846
7.125% due 05/31/2012	49	50

Total Bank Loan Obligations (Cost $7,541)		7,603

CORPORATE BONDS & NOTES 9.2%

BANKING & FINANCE 5.2%
Citigroup, Inc.
5.388% due 12/26/2008	2,800	2,802

Ford Motor Credit Co.
7.250% due 10/25/2011	2,400	2,335

General Electric Capital Corp.
5.370% due 03/12/2010	5,800	5,799

HSBC Finance Corp.
5.360% due 05/21/2008	2,800	2,802

Merrill Lynch & Co., Inc.
5.450% due 08/14/2009	4,000	4,002

Rabobank Nederland
5.380% due 01/15/2009	1,900	1,901

Santander U.S. Debt S.A. Unipersonal
5.408% due 11/20/2009	2,800	2,803
5.420% due 02/06/2009	2,300	2,304

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,200	1,202

Wells Fargo Bank N.A.
4.750% due 02/09/2015	5,000	4,805

		30,755

INDUSTRIALS 2.3%
C8 Capital SPV Ltd.
6.640% due 12/31/2049	1,500	1,487

CODELCO, Inc.
6.150% due 10/24/2036	1,200	1,231

Cox Communications, Inc.
5.905% due 12/14/2007	500	502

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	1,400	1,403
5.820% due 09/10/2007	1,400	1,402

Goodrich Corp.
6.290% due 07/01/2016	2,100	2,207

Loews Corp.
5.250% due 03/15/2016	2,800	2,750

Vale Overseas Ltd.
6.250% due 01/23/2017	1,500	1,536

Williams Cos., Inc.
6.375% due 10/01/2010	200	204

Xerox Corp.
9.750% due 01/15/2009	1,100	1,185

		13,907

UTILITIES 1.7%
AT&T, Inc.
4.125% due 09/15/2009	500	489

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BellSouth Corp.
5.200% due 09/15/2014	$1,200	$1,182
5.460% due 08/15/2008	3,900	3,904

Embarq Corp.
6.738% due 06/01/2013	2,000	2,067

NRG Energy, Inc.
7.375% due 02/01/2016	1,100	1,133

PSEG Energy Holdings LLC
8.625% due 02/15/2008	1,144	1,171

		9,946

Total Corporate Bonds & Notes (Cost $54,380)		54,608

MUNICIPAL BONDS & NOTES 0.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	2,265	2,432

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	305

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	900	958

Total Municipal Bonds & Notes (Cost $3,496)		3,695

U.S. GOVERNMENT AGENCIES 76.5%
Fannie Mae
3.785% due 08/01/2010	374	360
4.190% due 11/01/2034	1,319	1,306
4.378% due 02/01/2035	944	943
4.500% due 06/01/2010 - 09/25/2020	6,685	6,597
4.612% due 08/01/2035	978	980
4.637% due 10/01/2035	1,006	1,005
4.657% due 07/01/2035 - 10/01/2035	2,980	2,974
4.723% due 10/01/2035	951	958
4.852% due 02/01/2034	881	881
4.868% due 09/01/2035	1,570	1,587
5.000% due 12/01/2018 - 05/01/2037	111,032	108,191
5.172% due 03/01/2036	3,372	3,382
5.267% due 02/01/2036	7,751	7,779
5.312% due 08/01/2036	1,812	1,821
5.440% due 03/25/2034	37	37
5.450% due 03/25/2036	3,783	3,793
5.500% due 02/01/2024 - 04/01/2036	32,639	32,350
5.504% due 07/01/2032	116	116
5.570% due 06/25/2044	124	125
5.670% due 09/25/2042	953	958
6.000% due 04/01/2037	163,000	164,222
6.133% due 09/01/2044 - 10/01/2044	7,193	7,295
6.500% due 07/01/2036 - 04/01/2037	25,418	25,936
6.625% due 11/25/2023	291	301
6.844% due 04/25/2024	239	249
7.220% due 09/01/2031	3	3

Freddie Mac
3.500% due 01/15/2022 - 01/15/2023	3,327	3,281
4.000% due 11/01/2013 - 05/15/2016	7,110	6,944
4.389% due 09/01/2035	2,574	2,549
4.500% due 02/15/2017 - 09/15/2020	16,042	15,813
5.000% due 11/15/2017 - 09/01/2035	33,399	33,245
5.340% due 09/01/2035	2,762	2,766

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.500% due 08/15/2030 - 05/01/2035	$3,955	$3,921
5.520% due 10/15/2020	1,002	1,004
5.670% due 06/15/2031	1,776	1,782
5.720% due 11/15/2016 - 05/15/2029	9,204	9,225
6.133% due 10/25/2044	312	314
Ginnie Mae
5.720% due 03/16/2032	48	48
6.125% due 11/20/2024	121	122

Total U.S. Government Agencies (Cost $455,252)		455,163

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
8.125% due 08/15/2019	900	1,176

Total U.S. Treasury Obligations (Cost $1,209)		1,176

MORTGAGE-BACKED SECURITIES 10.0%
Banc of America Funding Corp.
4.620% due 02/20/2036	1,220	1,210

Banc of America Mortgage Securities, Inc.
5.000% due 05/25/2034	245	242
5.770% due 01/25/2034	246	247

Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/2035	1,121	1,102
4.750% due 10/25/2035	505	500

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	574	576
5.824% due 10/25/2036	1,939	1,953

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	1,651	1,632
4.900% due 10/25/2035	5,061	5,009

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	742	734
5.530% due 10/25/2035	315	315
5.530% due 03/20/2046	1,990	1,993
5.600% due 02/25/2037	1,082	1,083

Countrywide Home Loan Mortgage Pass-Through Trust
5.590% due 05/25/2034	8	8
5.610% due 04/25/2035	463	464
5.640% due 03/25/2035	408	409

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	2,467	2,469

Downey Savings & Loan Association Mortgage Loan Trust
5.580% due 08/19/2045	1,965	1,973
7.134% due 07/19/2044	212	215

First Horizon Alternative Mortgage Securities
4.464% due 03/25/2035	472	468

First Republic Mortgage Loan Trust
5.670% due 11/15/2031	153	154

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	233	232

GSR Mortgage Loan Trust
4.539% due 09/25/2035	564	558
5.500% due 11/25/2035	771	770

GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	27	28

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	1,761	1,765

Indymac Index Mortgage Loan Trust
5.420% due 01/25/2037	2,023	2,024

LB-UBS Commercial Mortgage Trust
2.720% due 03/15/2027	446	439

42	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley Capital I
5.380% due 10/15/2020	$2,853	$2,853

Residential Accredit Loans, Inc.
5.530% due 04/25/2046	2,617	2,612
5.720% due 03/25/2033	198	198

Residential Asset Securitization Trust
5.720% due 05/25/2033	343	346

Structured Adjustable Rate Mortgage Loan Trust
6.383% due 01/25/2035	477	479

Structured Asset Mortgage Investments, Inc.
5.540% due 05/25/2036	2,618	2,623
5.600% due 02/25/2036	970	972

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	2,628	2,628

Washington Mutual, Inc.
5.590% due 12/25/2027	888	888
5.630% due 01/25/2045	379	379
5.640% due 01/25/2045	368	368
5.896% due 07/25/2046	3,437	3,455
5.896% due 08/25/2046	3,590	3,608

Wells Fargo Mortgage-Backed Securities Trust
3.988% due 12/25/2034	802	787
4.319% due 07/25/2035	2,700	2,654
4.363% due 05/25/2035	476	473
4.500% due 11/25/2018	1,594	1,562
4.950% due 03/25/2036	3,971	3,945

Total Mortgage-Backed Securities (Cost $59,238)		59,402

ASSET-BACKED SECURITIES 17.3%
ACE Securities Corp.
5.370% due 12/25/2036	2,318	2,319
5.390% due 12/25/2035	606	606
5.400% due 02/25/2036	1,023	1,024
5.430% due 10/25/2035	123	123
5.470% due 12/25/2035	1,700	1,701

American Express Credit Account Master Trust
5.500% due 11/15/2010	2,800	2,808

Ameriquest Mortgage Securities, Inc.
5.400% due 03/25/2036	87	87

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	1	1

Argent Securities, Inc.
5.370% due 09/25/2036	2,661	2,662
5.380% due 05/25/2036	277	277
5.390% due 04/25/2036	985	985
5.400% due 03/25/2036	652	653

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 12/25/2035	330	330
5.400% due 10/25/2036	2,502	2,503
5.452% due 10/25/2036	2,515	2,496
5.520% due 09/25/2034	304	305

Carrington Mortgage Loan Trust
5.385% due 07/25/2036	791	791

Chase Credit Card Master Trust
5.440% due 01/17/2011	2,160	2,166

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	2,753	2,754
5.400% due 12/25/2035	533	533

Countrywide Asset-Backed Certificates
5.350% due 04/25/2028	2,415	2,415
5.370% due 01/25/2037	2,279	2,281
5.370% due 011/25/2037	5,370	5,373
5.370% due 12/25/2046	1,438	1,439
5.390% due 06/25/2036	1,186	1,187
5.390% due 07/25/2036	1,051	1,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 08/25/2036	$1,140	$1,141
5.450% due 07/25/2036	751	751

DaimlerChrysler Auto Trust
5.329% due 12/08/2007	1,263	1,264

First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	2,527	2,529

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	40	40

Fremont Home Loan Trust
5.380% due 01/25/2037	2,496	2,495

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	563	563

GSAMP Trust
5.390% due 01/25/2036	762	763
5.390% due 02/25/2036	1,165	1,166
5.410% due 11/25/2035	453	453
5.610% due 03/25/2034	165	165

Home Equity Asset Trust
5.400% due 05/25/2036	792	793

Home Equity Mortgage Trust
5.410% due 05/25/2036	437	437

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	2,587	2,589
5.400% due 12/25/2035	1,030	1,031

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	849	850

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	1,388	1,389
5.370% due 10/25/2036	2,987	2,987
5.390% due 02/25/2036	96	96

Lehman XS Trust
5.400% due 04/25/2046	1,672	1,673
5.400% due 07/25/2046	2,555	2,557
5.400% due 08/25/2046	2,842	2,844

Long Beach Mortgage Loan Trust
5.390% due 03/25/2036	827	828
5.410% due 01/25/2036	890	890
5.600% due 10/25/2034	1,312	1,315

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036	1,961	1,962
5.430% due 11/25/2035	808	809

MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	3,000	3,008

Morgan Stanley ABS Capital I
5.360% due 07/25/2036	2,309	2,310
5.370% due 10/25/2036	2,366	2,367
5.390% due 03/25/2036	1,423	1,423

Nelnet Student Loan Trust
5.146% due 09/25/2012	2,878	2,877
5.450% due 10/25/2016	1,678	1,679

New Century Home Equity Loan Trust
5.390% due 08/25/2036	336	336

Quest Trust
5.880% due 06/25/2034	46	47

Residential Asset Mortgage Products, Inc.
5.400% due 01/25/2036	872	872

Residential Asset Securities Corp.
5.360% due 06/25/2036	2,128	2,129
5.390% due 03/25/2036	697	698
5.390% due 04/25/2036	1,202	1,203
5.390% due 07/25/2036	2,178	2,178
5.400% due 01/25/2036	599	599

SACO I, Inc.
5.400% due 04/25/2036	246	246

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Securitized Asset-Backed Receivables LLC Trust
5.390% due 10/25/2035		$198	$198

SLM Student Loan Trust
5.316% due 10/27/2014		2,300	2,301

Soundview Home Equity Loan Trust
5.360% due 11/25/2036		2,117	2,118
5.390% due 02/25/2036		100	100
5.390% due 03/25/2036		378	379
5.390% due 05/25/2036		1,072	1,073

Structured Asset Securities Corp.
4.900% due 04/25/2035		931	900

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		8	8

USAA Auto Owner Trust
5.030% due 11/17/2008		813	813

Total Asset-Backed Securities (Cost $103,094)			103,113

SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie
7.375% due 04/25/2012		39	43

Panama Government International Bond
9.625% due 02/08/2011		258	295

Total Sovereign Issues (Cost $325)			338

FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
Brazilian Government International Bond
10.250% due 01/10/2028	BRL	1,400	680

Republic of Germany
5.500% due 01/04/2031	EUR	200	316

Weather Investments II SARL
6.124% due 06/17/2012		1,000	1,339

Wind Acquisitions SARL
6.298% due 06/17/2013		500	673
6.798% due 06/17/2014		500	674

Total Foreign Currency-Denominated Issues (Cost $3,509)			3,682

		SHARES
EXCHANGE-TRADED FUNDS 2.2%
iShares MSCI EAFE
Index Fund		172,236	13,142

Total Exchange-Traded Funds (Cost $10,076)			13,142

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 24.4%

CERTIFICATES OF DEPOSIT 4.2%
BNP Paribas
5.262% due 05/28/2008		$2,800	2,801

Countrywide Funding Corp.
5.320% due 04/25/2007		2,100	2,100

Fortis Bank NY
5.265% due 06/30/2008		2,900	2,901

Nordea Bank Finland PLC
5.308% due 05/28/2008		2,800	2,802

Royal Bank of Canada
5.267% due 06/30/2008		2,800	2,803

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		5,800	5,798

See Accompanying Notes	Annual Report	March 31, 2007	43

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Societe Generale NY
5.270% due 03/25/2008	$5,800	$5,798

		25,003

COMMERCIAL PAPER 14.6%
Bank of Ireland
5.240% due 05/01/2007	15,900	15,833

IXIS Commercial Paper Corp.
5.240% due 05/04/2007	16,000	15,925

Rabobank USA Financial Corp.
5.400% due 04/02/2007	11,400	11,400

Societe Generale NY
5.220% due 06/19/2007	22,800	22,532

UBS Finance Delaware LLC
5.215% due 06/08/2007	11,300	11,185
5.235% due 05/01/2007	6,100	6,074

Viacom, Inc.
5.594% due 05/29/2007	3,800	3,800

		86,749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS 2.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	$17,000	$17,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2016 valued at $17,303. Repurchase proceeds are $17,007.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	478	478

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $489. Repurchase proceeds are $478.)

		17,478

U.S. TREASURY BILLS 2.7%
4.949% due 05/31/2007 - 06/14/2007 (a)(b)(d)	16,030	15,887

Total Short-Term Instruments (Cost $145,125)		145,117

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (f) 0.8%
(Cost $4,216)	$4,508

Total Investments (c) 143.2% (Cost $847,461)	$851,547

Written Options (g) (0.6%) (Premiums $3,145)	(3,476)

Other Assets and Liabilities (Net) (42.6%)	(253,526)

Net Assets 100.0%	$594,545

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Securities with an aggregate market value of $495 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $2,853 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $2,503 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2007	78	$(95)
90-Day Eurodollar June Futures	Long	06/2008	973	434
90-Day Eurodollar March Futures	Long	03/2008	1,064	207
90-Day Eurodollar September Futures	Long	09/2008	68	36
Euro-Bund 10-Year Note June Futures	Long	06/2007	2	(2)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	25	7
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	25	(6)
Japan Government 10-Year Bond June Futures	Long	06/2007	1	(1)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	171	(5)
U.S. Treasury 10-Year Note June Futures	Long	06/2007	234	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	529	(333)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	182	(74)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	442	(225)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	178	(80)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	96	(42)

				$(259)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Bank of America	Dow Jones CDX N.A. HY7 Index	Buy	(3.250%	)	12/20/2011	$850	$16
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	6,000	42
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%		12/20/2008	500	0
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	2,800	1
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280%	)	03/20/2016	2,800	(13)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%		12/20/2008	2,600	1
Deutsche Bank AG	Dow Jones CDX N.A. IG7 Index	Buy	(0.400%	)	12/20/2011	11,400	17
Deutsche Bank AG	Goodrich Corp. 6.290% due 07/01/2016	Buy	(0.510%	)	09/20/2016	2,200	(17)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140%	)	03/20/2015	5,000	7
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007	200	1

44	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007	$2,600	$0
Lehman Brothers, Inc.	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.110%	)	10/20/2010	100	(4)
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325%	)	09/20/2014	1,200	(5)
Morgan Stanley	Turkey Government International Bond 11.875% due 01/15/2030	Buy	(2.200%	)	10/20/2010	100	(4)
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Buy	(0.143%	)	12/20/2012	7,800	9
Morgan Stanley	Dow Jones CDX N.A. IG5 Index	Sell	0.463%		12/20/2015	5,600	(22)
Morgan Stanley	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016	3,300	27

							$56

Credit Default Swaps (Asset-Backed Indices)
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bear Stearns & Co., Inc.	ABS Home Equity Index	Buy	(0.540%	)	07/25/2045	$2,200	$69

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	20,350	$(23)
Morgan Stanley	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		40,700	(41)
Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014	EUR	1,900	8
Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.000%	12/15/2014		1,000	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		2,000	53
Royal Bank of Scotland PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		500	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010	GBP	4,600	(48)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		2,100	74
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		1,800	141
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		9,500	417
Royal Bank of Scotland PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,500	(14)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016	JPY	920,000	65
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/2013		128,000	(8)
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		80,000	5
UBS AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		3,400,000	27
UBS AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		80,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.860%	09/12/2016	MXN	22,000	127
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		15,900	50
Goldman Sachs & Co.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		3,100	6
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		25,400	23
Citibank N.A.	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009	NZD	9,900	(69)
UBS AG	3-Month New Zealand Bank Bill	Pay	7.250%	06/15/2009		23,400	(73)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$32,000	0
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,800	132
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		11,300	(79)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		7,200	164
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,200	(44)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		2,400	(14)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/2035		9,600	(260)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2014		900	(3)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,700	130
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		5,200	(37)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		800	(27)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		21,600	(150)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		21,000	(695)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		77,800	383

							$225

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Barclays Bank PLC	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.100%	04/12/2007	4,143,404	$6,199
Goldman Sachs & Co.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	11/15/2007	403,254	1,193
Merrill Lynch & Co., Inc.	Long	iShares MSCI EAFE Index	1-Month USD-LIBOR less 0.250%	04/12/2007	3,087,179	4,635

						$12,027

See Accompanying Notes	Annual Report	March 31, 2007	45

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME 90-Day Eurodollar March Futures	$ 95.250	03/17/2008	226	$190	$174

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	82,300	$449	$11
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007	GBP	11,800	49	0
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2007		8,000	29	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.063%	06/15/2007		3,500	15	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$35,400	131	98
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		12,900	53	34
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		8,100	36	29
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		3,000	12	22
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		16,800	48	42
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		50,300	249	560
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		19,300	43	11
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	12/20/2007		28,700	186	193
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.200%	01/25/2010		24,800	285	257
Put - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.200%	01/25/2010		24,800	186	188
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		41,400	177	454
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		10,000	41	16
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		29,900	78	16
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		113,200	596	793
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		30,500	69	36
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		362,200	344	581
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		18,000	72	89
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		17,500	87	126
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		59,800	343	321

								$3,579	$3,877

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	121.000	01/18/2008	$2,300	$23	$12
Call - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	4,900	215	250
Put - OTC U.S. dollar versus Japanese yen		104.000	03/17/2010	4,900	202	190

					$440	$452

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.000% due 06/01/2037	$ 85.000	06/05/2007	$64,000	$7	$5

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 110.000	05/25/2007	205	$67	$35

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	35,000	$442	$83
Call - OTC 8-Year Interest Rate Swap	Citibank N.A.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	3,400	63	1
Call - OTC 8-Year Interest Rate Swap	Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		2,000	30	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		1,000	15	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$15,400	126	109
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,600	49	35
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		1,300	12	19
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		3,700	46	38
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		16,500	249	544
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		3,200	44	16
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.150%	12/20/2007		12,500	181	188
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		18,000	181	493

46	PIMCO Funds	See Accompanying Notes

March 31, 2007

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	$6,400	$69	$38
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	4,500	47	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	49,200	595	908
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	65,200	344	407
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	5,100	59	30
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	2,700	31	22
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	7,800	72	84
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	7,600	91	109
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	26,000	332	285

							$3,078	$3,441

(h)	Short sales outstanding on March 31,2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.000%	04/01/2022	$10,000	$9,886	$9,862
Fannie Mae	5.500%	04/01/2037	9,200	9,118	9,105
Fannie Mae	6.000%	04/01/2037	17,000	17,150	17,128
U.S. Treasury Notes	4.750%	05/15/2014	300	304	309

				$36,458	$36,404

(2) Market value includes $5,787 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	8,921	04/2007	$82	$0	$82
Sell		49,038	04/2007	0	(2,058)	(2,058)
Buy	BRL	4,906	05/2007	85	0	85
Sell		4,906	05/2007	0	(40)	(40)
Buy		6,914	06/2007	217	0	217
Sell		2,523	06/2007	0	(33)	(33)
Sell		201	03/2008	0	0	0
Buy	CAD	4,336	04/2007	63	0	63
Sell		7,502	04/2007	1	(51)	(50)
Sell	CHF	47,935	06/2007	0	(137)	(137)
Buy	CLP	8,500	06/2007	0	0	0
Buy	CNY	83,155	05/2007	0	(7)	(7)
Sell		33,845	05/2007	17	0	17
Buy		23,612	11/2007	24	0	24
Buy		33,845	01/2008	3	0	3
Sell	DKK	21,583	06/2007	0	(46)	(46)
Buy	EUR	2,552	04/2007	2	0	2
Sell		157,616	04/2007	4	(129)	(125)
Buy	GBP	760	04/2007	0	0	0
Sell		76,386	04/2007	0	(1,018)	(1,018)
Sell	HKD	61,591	05/2007	2	0	2
Buy	JPY	1,146,000	05/2007	12	0	12
Sell		17,100,588	05/2007	57	(3,473)	(3,416)
Buy	KRW	2,749,633	04/2007	0	(23)	(23)
Buy	MXN	22,905	04/2007	8	0	8
Sell		22,905	04/2007	4	0	4
Buy		22,905	03/2008	0	(5)	(5)
Buy	NOK	12,483	04/2007	40	0	40
Sell		37,660	06/2007	0	(82)	(82)
Sell	NZD	541	04/2007	0	(16)	(16)
Buy	PLN	5,023	04/2007	1	0	1
Sell		5,023	04/2007	0	(5)	(5)
Buy		5,023	09/2007	5	0	5
Buy	RUB	49,661	12/2007	17	0	17
Sell	SEK	109,630	06/2007	0	(108)	(108)
Buy	SGD	2,234	04/2007	9	0	9
Sell		7,458	04/2007	0	(47)	(47)

				$653	$(7,278)	$(6,625)

Annual Report	March 31, 2007	47

Schedule of Investments Real Return Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Ford Motor Co.
8.360% due 11/29/2013	$5,000	$5,023

Georgia-Pacific Corp.
7.340% due 12/20/2012	12,667	12,747
7.364% due 12/20/2012	1,193	1,201

Shackleton Re Ltd.
12.875% due 08/01/2008	9,000	9,000
13.371% due 08/01/2008	3,000	3,045

Total Bank Loan Obligations (Cost $30,820)		31,016

CORPORATE BONDS & NOTES 4.8%
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	4,000	4,030

C8 Capital SPV Ltd.
6.640% due 12/31/2049	7,100	7,039

C10 Capital SPV Ltd.
6.722% due 12/01/2049	6,000	5,928

Caesars Entertainment, Inc.
8.875% due 09/15/2008	5,930	6,197

Calabash Re II Ltd.
13.755% due 01/08/2010	5,700	5,851
14.955% due 01/08/2010	2,500	2,613
16.255% due 01/08/2010	2,500	2,609

CIT Group, Inc.
5.000% due 11/24/2008	25,000	24,943

Citigroup, Inc.
5.400% due 01/30/2009	16,200	16,209
5.410% due 05/02/2008	14,100	14,118

Citizens Communications Co.
7.625% due 08/15/2008	5,000	5,175

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	7,000	7,155

CMS Energy Corp.
7.500% due 01/15/2009	13,650	14,077
9.875% due 10/15/2007	4,185	4,295

CSC Holdings, Inc.
7.250% due 07/15/2008	3,510	3,576
7.875% due 12/15/2007	8,200	8,313

Danske Bank A/S
5.914% due 12/29/2049	7,000	7,147

EchoStar DBS Corp.
5.750% due 10/01/2008	13,100	13,149
6.375% due 10/01/2011	2,000	2,018

Embarq Corp.
7.082% due 06/01/2016	4,600	4,698

Export-Import Bank of Korea
5.580% due 10/04/2011	18,200	18,221

Ford Motor Credit Co.
6.180% due 09/28/2007	10,000	10,001

Foundation Re II Ltd.
9.460% due 11/24/2008	3,000	2,887
12.110% due 11/26/2010	10,300	10,486

General Electric Capital Corp.
5.380% due 12/12/2008	12,700	12,712
5.460% due 07/28/2008	3,500	3,506

General Electric Co.
5.380% due 12/09/2008	6,000	6,007

General Motors Acceptance Corp.
6.125% due 08/28/2007	870	870

HJ Heinz Co.
6.428% due 12/01/2008	20,000	20,354

Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)	5,000	3

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Mandalay Resort Group
9.500% due 08/01/2008	$2,700	$2,832
10.250% due 08/01/2007	11,500	11,701

Midwest Generation LLC
8.300% due 07/02/2009	12,402	12,744

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	700	766

Mystic Re Ltd.
11.660% due 12/05/2008	6,900	6,970
14.360% due 12/05/2008	3,300	3,325

Ohio Edison Co.
4.000% due 05/01/2008	10,000	9,868

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,709

Parametric Re Ltd.
7.450% due 11/19/2007	11,500	11,713
9.690% due 05/19/2008	1,500	1,512

Pemex Project Funding Master Trust
7.375% due 12/15/2014	22,000	24,354
8.625% due 02/01/2022	6,900	8,608
9.500% due 09/15/2027	14,850	20,166

Phoenix Quake Ltd.
7.810% due 07/03/2008	50,550	50,906

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	9,000	9,040

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	10,750	10,063

Rabobank Nederland
5.380% due 01/15/2009	11,300	11,310

Redwood Capital IX Ltd.
7.764% due 01/09/2008	2,300	2,306
13.114% due 01/09/2008	2,200	2,222

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	1,600	1,616

Reynolds American, Inc.
6.500% due 06/01/2007	1,701	1,705

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	2,000	2,019

Service Corp. International
7.700% due 04/15/2009	6,533	6,827

Shackleton Re Ltd.
13.360% due 02/07/2008	5,500	5,590

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	1,700	1,701

Travelers Property Casualty Corp.
3.750% due 03/15/2008	7,000	6,883

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	22,000	22,013

Ventas Realty LP
8.750% due 05/01/2009	1,000	1,065

Vita Capital II Ltd.
6.760% due 01/01/2010	5,000	5,028

Vita Capital III Ltd.
6.486% due 01/01/2012	7,900	7,911

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	20,100	20,135

Wachovia Bank N.A.
5.418% due 12/02/2010	30,500	30,519

Wells Fargo Capital X
5.950% due 12/15/2036	15,000	14,500

Total Corporate Bonds & Notes (Cost $570,573)		573,814

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	$3,385	$3,415

Chicago, Illinois General Obligation Revenue
Notes, (FSA Insured), Series 2006
6.406% due 01/01/2014	2,500	2,706

Connecticut State Health & Educational Facilities
Authority Revenue Notes, (FSA Insured), Series 2004
5.000% due 11/01/2013	4,000	4,311

District of Columbia Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2001
6.250% due 05/15/2024	8,640	9,207

Golden State, California Tobacco Securitization
Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,475	2,483
6.250% due 06/01/2033	19,000	21,003

Kansas City, Kansas Turnpike Authority Revenue
Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	3,870	4,145

New York City, New York Municipal Water Finance
Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	1,570	1,686

Rhode Island State Tobacco Settlement Financing
Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	750	799
6.125% due 06/01/2032	740	791

Washington State Tobacco Settlement Authority
Revenue Bonds, Series 2002
6.500% due 06/01/2026	415	455

Total Municipal Bonds & Notes (Cost $45,819)		51,001

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
4.293% due 08/01/2035	471	472
4.599% due 07/01/2035	650	657
4.656% due 04/01/2035	1,259	1,260
4.671% due 05/01/2035	1,786	1,776
4.842% due 06/01/2033	387	393
5.000% due 06/25/2027 -03/01/2036	25,398	24,814
5.450% due 03/25/2036	5,007	5,020
5.500% due 02/01/2033 -04/01/2037	520,375	515,041
6.000% due 04/01/2037	248,000	249,860
6.133% due 09/01/2044 -10/01/2044	8,585	8,706
7.199% due 10/01/2031	666	675

Federal Housing Administration
7.430% due 12/01/2020	72	72

Freddie Mac
5.000% due 01/15/2024	6,241	6,220
5.300% due 01/09/2012	30,000	30,037
5.600% due 09/25/2031	2,204	2,205
5.670% due 12/15/2030	7,411	7,440
6.133% due 10/25/2044	13,485	13,603
6.500% due 01/25/2028	76	78
7.000% due 10/15/2030	345	346

Ginnie Mae
6.500% due 05/15/2028 -04/15/2031	1,283	1,322

Total U.S. Government Agencies (Cost $870,559)		869,997

48	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY OBLIGATIONS 116.2%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	$1,246,338	$1,205,492
1.625% due 01/15/2015	336,678	323,316
1.875% due 07/15/2013	830,873	820,293
1.875% due 07/15/2015	762,588	745,698
2.000% due 01/15/2014	1,235,390	1,223,712
2.000% due 07/15/2014	449,037	444,828
2.000% due 01/15/2016	4,997	4,922
2.000% due 01/15/2026	557,394	529,916
2.375% due 04/15/2011	20,790	21,067
2.375% due 01/15/2017	25,796	26,186
2.375% due 01/15/2025	1,162,485	1,170,387
2.375% due 01/15/2027	189,462	191,082
2.500% due 07/15/2016	370,550	380,350
3.000% due 07/15/2012	1,536,601	1,611,151
3.375% due 01/15/2012	65,486	69,495
3.375% due 04/15/2032	26,343	32,128
3.500% due 01/15/2011	753,599	795,901
3.625% due 01/15/2008	409,322	415,701
3.625% due 04/15/2028	935,802	1,139,376
3.875% due 01/15/2009	463,442	480,513
3.875% due 04/15/2029	664,447	843,641
4.250% due 01/15/2010	646,333	687,511

U.S. Treasury Bonds
5.375% due 02/15/2031	22,200	23,674
6.250% due 08/15/2023	600	689
6.625% due 02/15/2027	23,700	28,755
7.625% due 02/15/2025	100	132
8.875% due 08/15/2017	12,100	16,184

U.S. Treasury Notes
3.875% due 09/15/2010	109,090	106,870
3.875% due 02/15/2013	13,200	12,754
4.000% due 11/15/2012	6,000	5,844
4.250% due 11/15/2013	4,400	4,319
4.500% due 02/28/2011	50,700	50,646
4.750% due 05/15/2014	93,700	94,575
4.875% due 04/30/2011	350,000	354,320

Total U.S. Treasury Obligations (Cost $13,812,180)		13,861,428

MORTGAGE-BACKED SECURITIES 1.1%
Banc of America Funding Corp.
4.620% due 02/20/2036	46,711	46,318

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	4,306	4,330
4.776% due 01/25/2034	2,497	2,489
6.301% due 11/25/2030	525	525

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,987	2,977

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	13,859	13,833

GSR Mortgage Loan Trust
4.539% due 09/25/2035	36,335	35,980

Harborview Mortgage Loan Trust
5.560% due 03/19/2037	2,516	2,522
5.660% due 06/20/2035	1,639	1,645

Mellon Residential Funding Corp.
5.760% due 12/15/2030	755	758
5.810% due 10/20/2029	462	465

Merrill Lynch Floating Trust
5.390% due 06/15/2022	3,202	3,204

Washington Mutual, Inc.
4.229% due 03/25/2034	859	851
5.580% due 11/25/2045	9,794	9,830
5.642% due 02/27/2034	3,730	3,769

Total Mortgage-Backed Securities (Cost $129,315)		129,496

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES 1.1%
Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	$1,442	$1,443

Bear Stearns Asset-Backed Securities, Inc.
5.650% due 01/25/2036	2,408	2,409
5.770% due 03/25/2043	200	201

Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	352	352

Equity One Asset-Backed Securities, Inc.
5.620% due 04/25/2034	162	163

First NLC Trust
5.440% due 02/25/2036	3,619	3,621

Ford Credit Auto Owner Trust
5.405% due 09/15/2007	417	418

GSAMP Trust
5.440% due 12/25/2035	3,593	3,592

GSR Mortgage Loan Trust
5.420% due 11/25/2030	1,818	1,819

Indymac Residential Asset-Backed Trust
5.410% due 03/25/2036	2,467	2,469

IXIS Real Estate Capital Trust
5.380% due 08/25/2036	6,362	6,367

Lehman XS Trust
5.400% due 07/25/2046	12,910	12,917
5.410% due 05/25/2046	2,979	2,980

Long Beach Mortgage Loan Trust
5.380% due 04/25/2036	6,599	6,604
5.410% due 01/25/2036	3,854	3,857

MASTR Asset-Backed Securities Trust
5.400% due 01/25/2036	1,452	1,453

Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	14,062	14,071
5.380% due 04/25/2037	1,205	1,206
5.400% due 01/25/2037	2,709	2,711

Morgan Stanley ABS Capital I
5.390% due 03/25/2036	6,377	6,379

New Century Home Equity Loan Trust
5.390% due 08/25/2036	11,306	11,310

Residential Asset Securities Corp.
5.390% due 04/25/2036	1,402	1,404
5.390% due 07/25/2036	14,480	14,484
5.400% due 01/25/2036	3,925	3,928
5.410% due 01/25/2036	1,735	1,736
5.420% due 10/25/2035	132	132
5.420% due 11/25/2035	1,180	1,181

Residential Funding Mortgage Securities II, Inc.
5.460% due 09/25/2035	400	400

SACO I, Inc.
5.380% due 05/25/2036	5,586	5,589

SLC Student Loan Trust
5.325% due 12/15/2010	170	170

SLM Student Loan Trust
5.370% due 01/26/2015	1,384	1,385

Soundview Home Equity Loan Trust
5.380% due 12/25/2036	1,465	1,466
5.390% due 02/25/2036	209	209
5.390% due 03/25/2036	265	265
5.420% due 12/25/2035	1,410	1,411

Specialty Underwriting & Residential Finance
5.400% due 12/25/2036	5,756	5,760

Total Asset-Backed Securities (Cost $125,793)		125,862

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	20,518	$22,838
4.250% due 12/01/2021		2,636	3,014

France Government Bond
1.600% due 07/25/2011 (c)	EUR	6,333	8,326
1.600% due 07/25/2015 (c)		3,133	4,101
3.150% due 07/25/2032 (c)		6,695	10,966

General Electric Capital Corp.
4.625% due 09/15/2066		4,450	5,903
5.500% due 09/15/2066	GBP	12,450	24,007

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)	EUR	2,155	2,919
4.250% due 08/01/2014		1,700	2,290

New Zealand Government Bond CPI Linked Bond
4.500% due 02/15/2016	NZD	10,000	9,706

Pylon Ltd.
5.396% due 12/18/2008 (k)	EUR	21,850	29,474
7.796% due 12/18/2008		40,700	55,549

Sweden Government Bond
3.500% due 12/01/2028	SEK	9,600	2,039
4.000% due 12/01/2008		37,000	6,450

United Kingdom Gilt Inflation Linked Bond
2.000% due 01/26/2035	GBP	200	542
2.500% due 05/20/2009		12,200	61,203

Total Foreign Currency-Denominated Issues (Cost $229,642)			249,327

		SHARES
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008		2,825	2,867

Total Preferred Stocks (Cost $2,903)			2,867

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 3.8%

CERTIFICATES OF DEPOSIT 2.4%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$119,600	119,646

Societe Generale NY
5.269% due 06/30/2008		162,900	162,956

			282,602

COMMERCIAL PAPER 0.4%
Cox Communications, Inc.
5.570% due 09/17/2007		18,200	18,200

Viacom, Inc.
5.594% due 05/29/2007		26,500	26,500

			44,700

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007		70,000	70,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 4.625% due 11/15/2016 valued at $71,315. Repurchase proceeds are $70,030.)

See Accompanying Notes	Annual Report	March 31, 2007	49

Schedule of Investments  Real Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,136	$5,136

(Dated 03/30/2007. Collateralized by Federal Farm Credit Bank 5.400% due 04/01/2016 valued at $1,382; Federal Home Loan Bank 5.250% due 04/15/2016 valued at $339; and Fannie Mae 6.070% due 05/12/2016 valued at $3,522. Repurchase proceeds are $5,138.)

U.S. TREASURY BILLS 0.4%
4.941% due 05/31/2007 - 06/14/2007 (b)(d)(e)(g)	53,630	53,065

Total Short-Term Instruments (Cost $455,340)		455,503

PRINCIPAL AMOUNT (000S)	VALUE (000S)
PURCHASED OPTIONS (i) 0.1%
(Cost $3,000)	$4,336

Total Investments (f) 137.1% (Cost $16,275,944)	16,354,647

Written Options (j) (0.0%) (Premiums $5,303)	(7,289)

Other Assets and Liabilities (Net) (37.1%)	(4,422,223)

Net Assets 100.0%	$11,925,135

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $1,928 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $150,018 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $44,955 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	354	$43
90-Day Eurodollar December Futures	Short	12/2008	365	(146)
90-Day Eurodollar June Futures	Long	06/2007	1,023	(971)
90-Day Eurodollar June Futures	Short	06/2008	3,249	(161)
90-Day Eurodollar June Futures	Long	06/2009	609	586
90-Day Eurodollar March Futures	Short	03/2008	3,734	436
90-Day Eurodollar March Futures	Long	03/2009	609	586
90-Day Eurodollar September Futures	Long	09/2007	1,188	(144)
90-Day Eurodollar September Futures	Short	09/2008	2,445	(161)
Euro-Bund 10-Year Note June Futures	Short	06/2007	30	49
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	1,688	364
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	906	271
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	1,688	321
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	906	(192)
Japan Government 10-Year Bond June Futures	Long	06/2007	490	(548)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	8,004	3,906
U.S. Treasury 10-Year Note June Futures	Long	06/2007	5,200	1,318
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	8,305	12,162
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,954	(1,454)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	1,806	(812)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(3,342)

				$12,111

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	$20,000	$166
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	4,000	107
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	11,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,300	42
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008	7,000	1
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,900	17

50	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	$17,900	$27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,900	109
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	31,000	138
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,500	75
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%		12/20/2008	4,000	2
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	19,000	27
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	19,000	120
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	8,300	67
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,000	43
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.400%		06/20/2011	1,100	65
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	8,000	59
HSBC Bank USA	General Motors Corp. 7.125% due 07/15/2013	Sell	3.750%		06/20/2007	2,000	16
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	3,600	30
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	14,000	19
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	18,000	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007	2,000	23
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	2,000	21
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	6.400%		06/20/2007	1,500	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	7,000	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%		09/20/2007	2,700	24
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	4,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,300	24
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	4,000	103
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.670%		01/20/2017	5,700	12
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	3,600	31
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	2,000	22
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	5,000	39
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,900	14
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	23,800	205
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	9,800	227
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	5,000	334

							$2,318

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2007	51

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	53,500	$(64)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		209,600	(208)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		35,800	(45)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		21,900	(16)
HSBC Bank USA	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025	CAD	7,000	(131)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Receive	5.500%	12/16/2014		10,000	(123)
JPMorgan Chase & Co.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		3,300	(5)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(66)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		97,200	(3,703)
UBS Warburg LLC	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		4,700	(9)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	03/15/2010	EUR	50,000	965
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010		8,800	193
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		5,900	3
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		60,000	1,238
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		52,200	1,149
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		33,900	526
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		72,600	348
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,200	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		75,000	1,473
Deutsche Bank AG	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.100%	03/13/2011		4,800	90
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		40,900	213
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		62,000	165
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,900	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		31,400	453
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		6,900	28
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		12,600	12
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		30,000	230
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		104,450	3,764
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,900	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		22,700	521
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		27,800	491
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		33,900	(135)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		33,900	248
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	13,000	(138)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		277,600	(4,588)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		56,100	(2,986)
Barclays Bank PLC	United Kingdom RPI Index	Pay	3.100%	11/14/2016		40,000	(303)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		42,400	914
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		48,500	(477)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		19,300	461
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,200	799
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		35,600	4,798
JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		27,000	(366)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		20,000	(208)
Morgan Stanley	6-Month JPY-LIBOR	Receive	0.100%	06/15/2007	JPY	2,200,000	29
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	210,000	1,035
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		132,800	329
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		139,200	338
Barclays Bank PLC	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008	SEK	168,000	295
JPMorgan Chase & Co.	6-Month SEK-LIBOR	Pay	4.500%	06/17/2008		46,000	70
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$11,500	262
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		46,000	(712)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		118,950	(116)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		41,500	(288)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		235,600	901
BNP Paribas Bank	United States CPI Urban Consumers NSA Index	Pay	2.790%	10/07/2015		50,000	312
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		157,600	994
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		213,600	4,470
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		6,500	67
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		114,500	(4,213)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		146,500	(6,830)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,840)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		126,700	(124)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		301,300	1,760
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		98,800	2,250
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		5,200	118
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		60,000	(1,516)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2037		45,400	1,546
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		34,000	(237)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		2,061,000	10,129
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		151,200	(142)
UBS Warburg LLC	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		59,600	(2,787)

							$10,615

52	PIMCO Funds	See Accompanying Notes

March 31, 2007

(i)	Purchased options outstanding on March 31, 2007:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$584,000	$2,570	$3,732
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	117,000	430	747

							$3,000	$4,479

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	0.000%	04/19/2007	$141,400	$0	$(85)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000%	04/19/2007	159,900	0	(187)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000%	09/26/2007	59,800	0	129

					$0	$(143)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	1,916	$718	$1,527
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	1,389	625	239
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	1,916	665	60
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	1,389	278	412

				$2,286	$2,238

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$254,000	$2,583	$4,230
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	51,000	434	821

							$3,017	$5,051

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Pylon Ltd.	5.396%	12/18/2008	12/11/2003 -11/14/2006	$26,616	$29,474	0.25%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount		Proceeds	Value (3)
Republic of Germany	5.625%	01/04/2028	EUR	8,400	$13,410	$13,501
U.S. Treasury Notes	3.125%	09/15/2008		$177,200	173,420	173,610
U.S. Treasury Notes	3.250%	08/15/2007		127,800	126,989	127,594
U.S. Treasury Notes	3.375%	02/15/2008		147,500	145,702	146,338
U.S. Treasury Notes	3.625%	05/15/2013		21,600	20,629	20,866
U.S. Treasury Notes	4.500%	02/15/2016		108,600	107,925	108,435
U.S. Treasury Notes	4.750%	05/15/2014		310,200	314,785	319,079
U.S. Treasury Notes	4.875%	08/15/2016		55,000	56,427	56,312

					$959,287	$965,735

(3) Market value includes $9,566 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	53

Schedule of Investments Real Return Fund (Cont.)	March 31, 2007

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	200	04/2007	$2	$0	$2
Buy	CAD	6,896	04/2007	30	0	30
Sell		42,475	04/2007	0	(496)	(496)
Buy	CHF	37,760	06/2007	12	0	12
Buy	CNY	427,717	09/2007	1,170	0	1,170
Buy		640,353	01/2008	1,008	0	1,008
Buy		942,305	03/2008	516	0	516
Sell	EUR	3,029	04/2007	0	(2)	(2)
Sell	GBP	70,687	04/2007	0	(843)	(843)
Buy	JPY	1,807,916	05/2007	414	0	414
Sell		2,941,161	05/2007	92	0	92
Sell	NZD	9,977	04/2007	0	(427)	(427)
Buy	PLN	4,834	04/2007	55	0	55
Sell		4,834	04/2007	0	(5)	(5)
Buy		4,834	09/2007	5	0	5
Buy	RUB	40,606	12/2007	12	0	12
Buy	SEK	25,497	06/2007	52	0	52
Sell		86,597	06/2007	0	(85)	(85)

				$3,368	$(1,858)	$1,510

54	PIMCO Funds	See Accompanying Notes

Schedule of Investments RealEstateRealReturn Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 4.9%
Atlantic & Western Re Ltd.
11.599% due 01/09/2009	$700	$713

C10 Capital SPV Ltd.
6.722% due 12/01/2049	100	99

Canadian Natural Resources Ltd.
6.000% due 08/15/2016	100	102

Citigroup, Inc.
5.380% due 12/28/2009	800	801
5.400% due 01/30/2009	500	500

CSC Holdings, Inc.
7.875% due 12/15/2007	200	203

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	3,200	3,205

EchoStar DBS Corp.
7.000% due 10/01/2013	600	621

Embarq Corp.
7.082% due 06/01/2016	100	102

General Electric Capital Corp.
5.380% due 12/12/2008	500	500

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	100	103

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	400	438

Rabobank Nederland
5.380% due 01/15/2009	400	400

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	400	400

Vita Capital III Ltd.
6.486% due 01/01/2012	300	300

Wachovia Bank N.A.
5.418% due 12/02/2010	800	801

Total Corporate Bonds & Notes (Cost $9,242)		9,288

MUNICIPAL BONDS & NOTES 0.6%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	200	205

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2023	500	533
6.125% due 06/01/2032	400	428

Total Municipal Bonds & Notes (Cost $993)		1,166

U.S. GOVERNMENT AGENCIES 12.1%
Fannie Mae
5.000% due 08/01/2035	882	854
5.500% due 03/01/2034 - 04/01/2037	15,504	15,356
6.000% due 09/01/2036 - 04/01/2037	6,186	6,232
6.133% due 09/01/2044 - 10/01/2044	256	260

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
4.500% due 05/15/2017	$74	$72

Total U.S. Government Agencies (Cost $22,902)		22,774

U.S. TREASURY OBLIGATIONS 112.7%
Treasury Inflation Protected Securities (b)
1.625% due 01/15/2015	2,438	2,341
1.875% due 07/15/2013	28,118	27,760
1.875% due 07/15/2015	20,813	20,352
2.000% due 01/15/2014	19,037	18,857
2.000% due 07/15/2014	8,698	8,617
2.000% due 01/15/2026	25,496	24,239
2.375% due 04/15/2011	1,331	1,349
2.375% due 01/15/2017	12,346	12,533
2.375% due 01/15/2025	9,557	9,622
2.375% due 01/15/2027	2,710	2,733
2.500% due 07/15/2016	1,503	1,543
3.000% due 07/15/2012	21,598	22,646
3.375% due 04/15/2032	912	1,113
3.625% due 01/15/2008	6,543	6,645
3.625% due 04/15/2028	26,532	32,303
3.875% due 04/15/2029	8,619	10,944
4.250% due 01/15/2010	5,053	5,375

U.S. Treasury Bonds
6.625% due 02/15/2027	1,100	1,335

U.S. Treasury Notes
4.500% due 02/28/2011	100	100
4.500% due 11/15/2015	1,700	1,683
5.125% due 05/15/2016	600	621

Total U.S. Treasury Obligations (Cost $212,791)		212,711

MORTGAGE-BACKED SECURITIES 1.1%
Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	79	78

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	594	593

GSR Mortgage Loan Trust
4.539% due 09/25/2035	1,370	1,356

Total Mortgage-Backed Securities (Cost $2,034)		2,027

ASSET-BACKED SECURITIES 0.2%
Lehman XS Trust
5.400% due 07/25/2046	202	202

Merrill Lynch Mortgage Investors, Inc.
5.400% due 01/25/2037	92	92

Residential Asset Securities Corp.
5.390% due 04/25/2036	40	40

Soundview Home Equity Loan Trust
5.390% due 02/25/2036	8	8
5.390% due 03/25/2036	13	12

Total Asset-Backed Securities (Cost $354)		354

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.4%
Canadian Government Bond
3.000% due 12/01/2036 (b)	CAD	213	$237

France Government Bond
3.000% due 07/25/2012 (b)	EUR	1,817	2,578

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (b)		539	730

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	200	1,003

Total Foreign Currency-Denominated Issues (Cost $4,656)			4,548

SHORT-TERM INSTRUMENTS 8.9%

CERTIFICATES OF DEPOSIT 1.1%
Abbey National Treasury Services PLC
5.270% due 07/02/2008		$2,000	2,001

COMMERCIAL PAPER 0.6%
Cox Communications, Inc.
5.570% due 09/17/2007		800	800

Rabobank USA Financial Corp.
5.395% due 06/06/2007		400	400

			1,200

REPURCHASE AGREEMENTS 2.1%
Lehman Brothers, Inc.
5.150% due 04/02/2007		3,000	3,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 01/15/2014 valued at $3,057. Repurchase proceeds are $3,001.)

State Street Bank and Trust Co.
4.900% due 04/02/2007		914	914
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $933. Repurchase proceeds are $914.)

			3,914

U.S. TREASURY BILLS 5.1%
4.919% due 05/31/2007 - 06/14/2007 (a)(c)(e)		9,800	9,706

Total Short-Term Instruments (Cost $16,822)			16,821

PURCHASED OPTIONS (g) 0.0%
(Cost $9)			4

Total Investments (d) 142.9% (Cost $269,803)			$269,693

Other Assets and Liabilities (Net) (42.9%)			(80,930)

Net Assets 100.0%			$188,763

See Accompanying Notes	Annual Report	March 31, 2007	55

Schedule of Investments  RealEstateRealReturn Strategy Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	Securities with an aggregate market value of $8,667 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(d)	As of March 31, 2007, portfolio securities with an aggregate value of $300 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(e)	Securities with an aggregate market value of $1,039 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2007	78	$11
90-Day Eurodollar December Futures	Short	12/2008	23	(9)
90-Day Eurodollar June Futures	Long	06/2007	35	(25)
90-Day Eurodollar June Futures	Short	06/2008	37	(2)
90-Day Eurodollar March Futures	Short	03/2008	113	10
90-Day Eurodollar September Futures	Long	09/2007	72	(38)
90-Day Eurodollar September Futures	Short	09/2008	37	(3)
Euro-Bund 10-Year Note June Futures	Short	06/2007	20	33
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	26	6
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	30	9
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	26	5
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	30	(5)
Japan Government 10-Year Bond June Futures	Long	06/2007	8	(10)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	298	146
U.S. Treasury 10-Year Note June Futures	Long	06/2007	454	(38)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	188	366
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	157	(80)

				$376

(f)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Buy	(0.850%	)	03/20/2008	$3,500	$16
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	200	2
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	100	0
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,000	8
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.450%		06/20/2007	1,000	8
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.750%		06/20/2007	1,000	9
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.350%		06/20/2007	1,000	8
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.410%		06/20/2007	1,000	8

							$59

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	900	$(1)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		1,900	(1)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	18,000	(235)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		2,500	(53)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		500	(19)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		800	(30)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		4,000	(65)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		2,100	(81)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	1,400	34
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		100	0
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		2,000	26
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		5,600	121
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		500	1
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		500	4
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		4,100	175
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,500	35

56	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016	EUR	500	$(2)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		500	4
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	4,000	(66)
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		900	38
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		1,100	154
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		1,600	(14)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017	MXN	2,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		2,200	5
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		$1,000	13
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		4,300	5
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		300	1
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012		9,700	28
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		41,900	117
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		1,000	(4)
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,900	(39)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/2013		9,500	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		7,000	40
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/21/2008		10,700	(41)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		11,000	54

							$275

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized (Depreciation)
Bear Stearns & Co., Inc.	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	14,434	$(2,813)
Credit Suisse First Boston	Long	Dow Jones - Wilshire REIT Total Return	1-Month USD-LIBOR plus 0.350%	02/29/2008	17,822	(3,349)

						$(6,162)

(g)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 5-Year Note June Futures	$ 102.500	05/25/2007	179	$4	$3
Put - CBOT U.S. Treasury 5-Year Note June Futures	103.000	05/25/2007	19	0	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	103.000	05/25/2007	280	5	4

				$9	$7

Straddle Options
Description	Counterparty	Exercise Price (2)	Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	$0.000	04/19/2007	$600	$0	$0
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.	0.000	04/19/2007	4,400	0	(5)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	0.000	09/26/2007	1,000	0	2

					$0	$(3)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	4.250%	11/15/2013	$8,200	$8,090	$8,189

(3) Market value includes $141 of interest payable on short sales.

See Accompanying Notes	Annual Report	March 31, 2007	57

Schedule of Investments RealEstateRealReturn Strategy Fund (Cont.)	March 31, 2007

(i)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CAD	88	04/2007	$1	$0	$1
Buy	CHF	603	06/2007	0	0	0
Buy	CNY	17,829	01/2008	28	0	28
Buy		14,704	03/2008	8	0	8
Sell	EUR	567	04/2007	0	0	0
Sell	GBP	810	04/2007	0	(18)	(18)
Buy	JPY	46,037	05/2007	11	0	11
Sell		67,676	05/2007	2	0	2
Buy	PLN	133	04/2007	2	0	2
Sell		133	04/2007	0	0	0
Buy		133	09/2007	0	0	0
Buy	RUB	1,128	12/2007	0	0	0

				$52	$(18)	$34

58	PIMCO Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 23.8%

BANKING & FINANCE 17.8%
American Express Credit Corp.
5.380% due 03/02/2009	$30	$30

American Honda Finance Corp.
5.400% due 03/09/2009	30	30

ANZ National International Ltd.
5.400% due 08/07/2009	20	20

Bank of America Corp.
5.360% due 06/19/2009	30	30
5.460% due 08/02/2010	140	141

Bear Stearns Cos., Inc.
5.610% due 09/09/2009	30	30

BNP Paribas
5.186% due 06/29/2049	30	29

Caterpillar Financial Services Corp.
5.410% due 10/09/2009	10	10
5.420% due 05/18/2009	120	120

CIT Group, Inc.
5.570% due 05/23/2008	30	30

Citigroup Global Markets Holdings, Inc.
5.480% due 08/03/2009	20	20

Citigroup, Inc.
5.480% due 06/09/2009	10	10
5.510% due 05/18/2010	140	141

Ford Motor Credit Co.
7.250% due 10/25/2011	100	98

General Electric Capital Corp.
5.420% due 10/06/2010	10	10
5.430% due 01/20/2010	100	100
5.450% due 04/28/2011	30	30

Goldman Sachs Group, Inc.
5.440% due 11/16/2009	110	110
5.625% due 01/15/2017	10	10
5.690% due 07/23/2009	30	30

HBOS Treasury Services PLC
5.449% due 10/01/2007	100	100

HSBC Finance Corp.
5.440% due 06/19/2009	110	110
5.640% due 11/16/2009	100	101

International Lease Finance Corp.
5.496% due 06/26/2009	110	110
5.580% due 05/24/2010	20	20

John Deere Capital Corp.
5.410% due 07/15/2008	30	30

JPMorgan Chase & Co.
5.370% due 06/26/2009	80	80
5.539% due 10/02/2009	20	20

Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	10	10
5.440% due 04/03/2009	30	30

Merrill Lynch & Co., Inc.
5.430% due 06/16/2008	10	10
5.450% due 06/16/2008	20	20

Morgan Stanley
5.390% due 04/25/2008	30	30
5.470% due 02/09/2009	100	100

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	20	20

SLM Corp.
5.440% due 01/25/2008	100	100
5.570% due 07/25/2008	20	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wachovia Corp.
5.410% due 10/28/2008	$30	$30

Wells Fargo & Co.
5.380% due 03/10/2008	120	120

		2,090

INDUSTRIALS 3.9%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	20	20

C8 Capital SPV Ltd.
6.640% due 12/31/2049	100	99

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	10	10

Diageo Capital PLC
5.460% due 11/10/2008	20	20

El Paso Corp.
6.950% due 12/15/2007	20	20

FedEx Corp.
5.440% due 08/08/2007	20	20

General Mills, Inc.
5.490% due 01/22/2010	100	100

Home Depot, Inc.
5.475% due 12/16/2009	20	20

Safeway, Inc.
5.698% due 03/27/2009	30	30

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	100	113

Transocean, Inc.
5.548% due 09/05/2008	10	10

		462

UTILITIES 2.1%
AT&T, Inc.
5.570% due 11/14/2008	20	20

BellSouth Corp.
5.460% due 08/15/2008	20	20

Deutsche Telekom International Finance BV
5.530% due 03/23/2009	100	100

Dominion Resources, Inc.
5.540% due 11/14/2008	40	40

Telecom Italia Capital S.A.
5.970% due 07/18/2011	10	10

Verizon Communications, Inc.
5.400% due 04/03/2009 (a)	50	50

		240

Total Corporate Bonds & Notes (Cost $2,791)		2,792

U.S. GOVERNMENT AGENCIES 55.6%
Fannie Mae
5.500% due 04/01/2037	1,000	990
6.000% due 04/01/2037	4,400	4,433

Freddie Mac
4.250% due 09/15/2024	70	69

Ginnie Mae
6.000% due 04/01/2037	1,000	1,013

Total U.S. Government Agencies (Cost $6,517)		6,505

MORTGAGE-BACKED SECURITIES 4.9%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	9	9

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	$17	$17

Countrywide Alternative Loan Trust
5.480% due 02/25/2047	95	95
5.983% due 02/25/2036	43	43

HSI Asset Securitization Corp. Trust
5.450% due 07/25/2035	19	19

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	33	33

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	26	26

LB-UBS Commercial Mortgage Trust
4.904% due 06/15/2026	21	21

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	46	46

Structured Asset Securities Corp.
5.331% due 10/25/2035	25	25
5.370% due 05/25/2036	25	25

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	18	18

Washington Mutual, Inc.
5.640% due 12/25/2027	64	64
5.663% due 01/25/2047	94	94
5.892% due 09/25/2046	10	10
5.892% due 10/25/2046	23	23

Total Mortgage-Backed Securities (Cost $568)		568

ASSET-BACKED SECURITIES 22.6%
Accredited Mortgage Loan Trust
5.440% due 04/25/2036	60	60

ACE Securities Corp.
5.380% due 05/25/2036	8	8
5.380% due 10/25/2036	23	23
5.400% due 10/25/2036	16	16

American Express Credit Account Master Trust
5.320% due 01/18/2011	100	100
5.820% due 02/15/2012	43	43

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	3	3

Asset-Backed Funding Certificates
5.380% due 10/25/2036	7	7

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	26	26
5.595% due 09/25/2034	4	4

Bank One Issuance Trust
5.430% due 12/15/2010	80	80

Bear Stearns Asset-Backed Securities, Inc.
5.400% due 10/25/2036	36	36

Capital One Auto Finance Trust
5.340% due 12/14/2007	18	18

Chase Credit Card Master Trust
5.360% due 09/15/2009	20	20
5.420% due 10/15/2009	50	50
5.430% due 07/15/2010	100	100
5.430% due 02/15/2011	10	10

Chase Issuance Trust
5.330% due 02/15/2011	100	100

Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	100	98

Citigroup Mortgage Loan Trust, Inc.
5.360% due 08/25/2036	14	14
5.370% due 11/25/2036	22	22

See Accompanying Notes	Annual Report	March 31, 2007	59

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
5.390% due 01/25/2037	$95	$95
5.430% due 08/25/2036	100	100

Countrywide Asset-Backed Certificates
5.370% due 01/25/2037	12	12
5.370% due 05/25/2037	111	112
5.370% due 03/25/2047	16	16
5.380% due 03/25/2037	17	17
5.430% due 10/25/2046	8	8

DaimlerChrysler Auto Trust
5.250% due 05/08/2009	10	10
5.329% due 12/08/2007	45	45

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	26	26
5.380% due 06/25/2036	22	22
5.410% due 01/25/2036	13	13
5.410% due 11/25/2036	11	11

Fremont Home Loan Trust
5.370% due 05/25/2036	8	8
5.390% due 02/25/2037	15	15

GE-WMC Mortgage Securities LLC
5.360% due 08/25/2036	16	16

GSAMP Trust
5.390% due 09/25/2036	17	17
5.390% due 12/25/2036	90	90

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	79	79

Home Equity Asset Trust
5.440% due 01/25/2036	14	14

Honda Auto Receivables Owner Trust
5.322% due 03/18/2008	89	89

Lehman XS Trust
5.390% due 05/25/2046	23	23
5.400% due 11/25/2046	26	26
5.440% due 11/25/2036	8	8

Long Beach Mortgage Loan Trust
5.380% due 10/25/2036	25	26

MBNA Credit Card Master Note Trust
4.200% due 09/15/2010	100	99
5.420% due 12/15/2011	35	35

Merrill Lynch Mortgage Investors, Inc.
5.380% due 10/25/2037	26	26

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	25	25
5.370% due 09/25/2036	24	24
5.370% due 11/25/2036	93	93

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	33	33

Option One Mortgage Loan Trust
5.360% due 02/25/2037	33	33
5.390% due 01/25/2036	40	40

Park Place Securities, Inc.
5.632% due 10/25/2034	17	17

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036	22	22

Residential Asset Securities Corp.
5.360% due 08/25/2036	14	14
5.390% due 11/25/2036	26	26
5.390% due 02/25/2037	98	98

Saxon Asset Securities Trust
5.380% due 11/25/2036	16	16

SBI HELOC Trust
5.490% due 08/25/2036	17	17

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SLM Student Loan Trust
5.330% due 10/25/2012		$18	$18

Soundview Home Equity Loan Trust
5.380% due 12/25/2036		73	73
5.550% due 06/25/2035		20	20

Specialty Underwriting & Residential Finance
5.365% due 11/25/2037		33	33

Structured Asset Securities Corp.
5.370% due 10/25/2036		25	25
5.420% due 07/25/2035		8	8

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		9	9

Wells Fargo Home Equity Trust
5.420% due 03/25/2037		100	100

Total Asset-Backed Securities (Cost $2,638)			2,640

SOVEREIGN ISSUES 0.9%
Korea Development Bank
5.490% due 04/03/2010 (a)		100	100

Total Sovereign Issues (Cost $100)			100

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	9,940	84

Total Foreign Currency-Denominated Issues (Cost $82)			84

		SHARES
PREFERRED STOCKS 0.2%
DG Funding Trust
7.600% due 12/31/2049		2	21

Total Preferred Stocks (Cost $21)			21

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 49.5%

CERTIFICATES OF DEPOSIT 5.7%
BNP Paribas
5.270% due 09/23/2008		$100	100

Dexia S.A.
5.270% due 09/29/2008		100	100

Fortis Bank NY
5.265% due 06/30/2008		40	40
5.300% due 09/30/2008		100	100

Nordea Bank Finland PLC
5.267% due 03/31/2008		30	30

Royal Bank of Canada
5.262% due 06/30/2008		40	40

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		100	100

Skandinav Enskilda BK
5.350% due 02/13/2009		30	30

Societe Generale NY
5.271% due 03/28/2008		30	30
5.271% due 06/30/2008		100	100

			670

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 28.8%
Abbey National N.A. LLC
5.230% due 05/21/2007	$300	$298

ASB Finance Ltd.
5.240% due 06/20/2007	300	298

Barclays U.S. Funding Corp.
5.240% due 06/29/2007	500	496

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	100	99

Danske Corp.
5.250% due 06/11/2007	300	300

DnB NORBank ASA
5.220% due 07/11/2007	300	296

HBOS Treasury Services PLC
5.235% due 05/21/2007	200	198

ING U.S. Funding LLC
5.235% due 05/16/2007	300	298

IXIS Commercial Paper Corp.
5.220% due 05/22/2007	300	298

Rabobank USA Financial Corp.
5.395% due 04/02/2007	200	200

Societe Generale NY
5.200% due 04/02/2007	200	200

Svenska Handelsbanken, Inc.
5.185% due 07/09/2007	300	296

UBS Finance Delaware LLC
5.145% due 08/01/2007	100	98

		3,375

REPURCHASE AGREEMENTS 9.9%
Lehman Brothers, Inc.
5.150% due 04/02/2007	1,000	1,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $1,026. Repurchase proceeds are $1,000.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	151	151
(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $156. Repurchase proceeds are $151.)

		1,151

U.S. TREASURY BILLS 5.1%
4.990% due 05/31/2007 - 06/14/2007 (b)(d)	605	599

Total Short-Term Instruments (Cost $5,795)		5,795

PURCHASED OPTIONS (f) 0.1%
(Cost $19)		17

Total Investments (c) 158.3% (Cost $18,531)		$18,522

Written Options (g) (0.1%) (Premiums $13)		(11)

Other Assets and Liabilities (Net) (58.2%)		(6,805)

Net Assets 100.0%		$11,706

60	PIMCO Funds	See Accompanying Notes

March 31, 2007

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $218 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $599 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2008	1	$0
90-Day Euribor March Futures	Long	03/2008	1	0
90-Day Eurodollar December Futures	Long	12/2007	24	(3)
90-Day Eurodollar December Futures	Long	12/2008	11	7
90-Day Eurodollar June Futures	Long	06/2008	21	5
90-Day Eurodollar March Futures	Long	03/2008	30	4
90-Day Eurodollar September Futures	Long	09/2008	21	5
90-Day Euroyen December Futures	Long	12/2007	1	0
90-Day Euroyen September Futures	Long	09/2007	1	0
Russell 2000 E-mini Index June Futures	Long	06/2007	88	202
Russell 2000 Index June Futures	Long	06/2007	11	111
U.S. Treasury 2-Year Note June Futures	Short	06/2007	1	0
U.S. Treasury 10-Year Note June Futures	Short	06/2007	7	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	2	0

				$330

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009	$100	$0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	100	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%	06/20/2008	100	0
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	100	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	10	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%	06/20/2007	100	0
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	100	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	100	0

						$0

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012	EUR	100	$0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	100	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008	JPY	40,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		10,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		90,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		10,000	0
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$200	0
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		300	1
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	2
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,900	29
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,500	(15)
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		700	2
Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		300	2

							$22

See Accompanying Notes	Annual Report	March 31, 2007	61

Schedule of Investments Small Cap StocksPLUS® TR Fund (Cont.)	March 31, 2007

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar September Futures	$ 90.500	09/17/2007	1	$0	$0
Put - CME E-mini S&P April Futures	560.000	04/20/2007	40	2	1
Put - OTC Russell 2000 Index June Futures	475.000	06/15/2007	130	3	3

				$5	$4

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	$2,300	$14	$13

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$ 85.438	06/05/2007	$500	$0	$0
Put - OTC Fannie Mae 6.000% due 06/01/2037	92.000	06/05/2007	2,000	0	0
Put - OTC Ginnie Mae 6.000% due 04/01/2037	90.000	04/12/2007	1,000	0	0

				$0	$0

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$ 105.000	05/25/2007	1	$0	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	$1,000	$13	$11

(h)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	19	04/2007	$0	$0	$0
Buy	BRL	76	05/2007	2	0	2
Sell		76	05/2007	0	0	0
Buy		10	06/2007	1	0	1
Buy		32	10/2007	0	0	0
Buy		76	03/2008	0	0	0
Buy	CNY	74	11/2007	0	0	0
Sell		22	11/2007	0	0	0
Buy	EUR	10	04/2007	0	0	0
Sell		5	04/2007	0	0	0
Sell	GBP	12	04/2007	0	0	0
Sell	JPY	11,237	05/2007	0	(3)	(3)
Buy	KRW	1,126	04/2007	0	0	0
Sell		3,751	04/2007	0	0	0
Buy		3,907	05/2007	0	0	0
Buy	MXN	35	04/2007	0	0	0
Sell		35	04/2007	0	0	0
Buy		35	03/2008	0	0	0
Buy	NZD	6	04/2007	0	0	0
Buy	PLN	4	04/2007	0	0	0
Sell		4	04/2007	0	0	0
Buy		4	09/2007	0	0	0
Buy	RUB	112	12/2007	0	0	0
Buy	SGD	4	04/2007	0	0	0
Sell		6	04/2007	0	0	0
Buy		24	07/2007	0	0	0
Buy	TWD	34	05/2007	0	0	0
Sell		33	05/2007	0	0	0

				$3	$(3)	$0

62	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 1.1%
Fresenius Medical Care Capital Trust
6.725% due 03/22/2013	$283	$283
6.735% due 03/22/2013	113	113
6.739% due 03/22/2013	587	587

Reynolds American, Inc.
7.104% due 05/11/2012	4,935	4,981
7.125% due 05/11/2012	3,774	3,809
7.125% due 05/31/2012	223	225

Total Bank Loan Obligations (Cost $9,913)		9,998

CORPORATE BONDS & NOTES 35.4%

BANKING & FINANCE 21.2%
American Express Bank FSB
5.380% due 10/20/2009	2,100	2,099

American Express Centurion Bank
5.319% due 05/07/2008	1,900	1,900

American Express Credit Corp.
5.320% due 06/12/2007	2,700	2,700
5.380% due 11/09/2009	2,100	2,102

American International Group, Inc.
5.350% due 06/23/2008	8,600	8,601

Bank of America Corp.
5.360% due 06/19/2009	9,600	9,615
5.370% due 11/06/2009	500	500

Bank of America N.A.
5.350% due 12/18/2008	4,100	4,098
5.360% due 07/25/2008	100	100

Bank of Ireland
5.400% due 12/18/2009	5,100	5,105

Bear Stearns Cos., Inc.
5.450% due 08/21/2009	3,000	3,003
5.660% due 01/30/2009	2,300	2,311

Caterpillar Financial Services Corp.
5.430% due 10/28/2008	400	401

CIT Group, Inc.
5.000% due 11/24/2008	1,700	1,696
5.500% due 12/19/2008	1,500	1,503

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	7,100	7,107
5.450% due 03/17/2009	2,000	2,003

Citigroup, Inc.
5.380% due 12/28/2009	3,500	3,500
5.388% due 12/26/2008	1,600	1,601
5.400% due 01/30/2009	1,000	1,001

DnB NORBank ASA
5.430% due 10/13/2009	1,800	1,801

Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	1,100	957

Export-Import Bank of Korea
5.600% due 11/16/2010	5,900	5,910

Ford Motor Credit Co.
6.180% due 09/28/2007	2,600	2,600
7.200% due 06/15/2007	900	900
7.375% due 10/28/2009	600	599

Foundation Re II Ltd.
12.110% due 11/26/2010	2,500	2,545

General Electric Capital Corp.
5.400% due 01/05/2009	100	100
5.420% due 10/06/2010	2,400	2,400
5.430% due 08/15/2011	6,300	6,298

General Motors Acceptance Corp.
6.500% due 09/23/2008	7,400	7,392

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Goldman Sachs Group, Inc.
5.390% due 12/23/2008	$500	$500
5.400% due 03/30/2009	1,300	1,300
5.440% due 12/22/2008	3,600	3,606
5.440% due 06/23/2009	3,100	3,102
5.485% due 10/05/2007	700	701

HSBC Finance Corp.
5.485% due 09/15/2008	1,400	1,403
6.538% due 11/13/2007	10,100	10,147

JPMorgan Chase & Co.
5.370% due 06/26/2009	1,500	1,500

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	200	200
5.460% due 08/21/2009	1,700	1,701
5.460% due 11/16/2009	4,200	4,201
5.560% due 12/23/2010	2,500	2,507
5.610% due 11/10/2009	1,300	1,306

Merrill Lynch & Co., Inc.
5.380% due 12/22/2008	5,500	5,500
5.400% due 10/23/2008	2,400	2,400
5.428% due 12/04/2009	2,300	2,300

Morgan Stanley
5.360% due 11/21/2008	1,600	1,600
5.450% due 01/15/2010	1,400	1,401
5.470% due 02/09/2009	2,800	2,804
5.610% due 01/18/2011	3,300	3,312

Osiris Capital PLC
8.210% due 01/15/2010	5,000	5,015

Phoenix Quake Ltd.
7.810% due 07/03/2008	500	504

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	600	603

Prudential Financial, Inc.
5.490% due 06/13/2008	4,400	4,410

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	3,400	3,403
5.410% due 07/21/2008	1,600	1,602

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	5,800	5,804
5.410% due 09/19/2008	6,500	6,512

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	9,900	9,906

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	1,900	1,903

Wachovia Corp.
5.410% due 10/28/2008	4,170	4,175
5.490% due 10/15/2011	5,700	5,705

Westpac Banking Corp.
5.280% due 06/06/2008	1,200	1,200

		194,681

INDUSTRIALS 8.0%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	2,000	2,006

Cox Communications, Inc.
5.905% due 12/14/2007	1,300	1,304

DaimlerChrysler N.A. Holding Corp.
5.820% due 09/10/2007	1,800	1,803

El Paso Corp.
7.625% due 08/16/2007	2,360	2,387

General Electric Co.
5.380% due 12/09/2008	9,600	9,611

Harrah’s Operating Co., Inc.
7.500% due 01/15/2009	1,900	1,963

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Home Depot, Inc.
5.475% due 12/16/2009	$2,000	$2,004

Hospira, Inc.
5.830% due 03/30/2010	2,400	2,407

JC Penney Corp., Inc.
7.375% due 08/15/2008	700	719

Mandalay Resort Group
10.250% due 08/01/2007	2,500	2,544

MGM Mirage
9.750% due 06/01/2007	5,200	5,252

Northwest Pipeline Corp.
6.625% due 12/01/2007	1,372	1,382

Oracle Corp.
5.590% due 01/13/2009	3,800	3,806

Pemex Project Funding Master Trust
5.948% due 12/03/2012	3,600	3,632

Reynolds American, Inc.
6.500% due 06/01/2007	3,000	3,006

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	600	674

Southern Natural Gas Co.
6.700% due 10/01/2007	2,200	2,223

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	4,000	4,003

Time Warner, Inc.
5.590% due 11/13/2009	10,100	10,123

Transcontinental Gas Pipe Line Corp.
6.640% due 04/15/2008	5,400	5,413

Transocean, Inc.
5.548% due 09/05/2008	2,400	2,404

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	4,400	4,398

		73,064

UTILITIES 6.2%
America Movil S.A. de C.V.
5.448% due 06/27/2008	2,700	2,703

AT&T, Inc.
4.214% due 06/05/2007	2,900	2,907
5.460% due 02/05/2010	1,100	1,102
5.570% due 11/14/2008	2,000	2,007

CMS Energy Corp.
9.875% due 10/15/2007	6,400	6,568

Dominion Resources, Inc.
5.540% due 11/14/2008	4,460	4,465
5.650% due 09/28/2007	4,700	4,702

Entergy Gulf States, Inc.
6.090% due 12/08/2008	3,000	3,009

Florida Power Corp.
5.760% due 11/14/2008	1,900	1,901

Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	1,700	1,861

NiSource Finance Corp.
5.930% due 11/23/2009	600	601

Progress Energy, Inc.
5.810% due 01/15/2010	1,500	1,507

Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	1,800	1,803

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	2,900	2,929

Qwest Corp.
8.605% due 06/15/2013	3,400	3,723

See Accompanying Notes	Annual Report	March 31, 2007	63

Schedule of Investments  StocksPLUS® Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Sierra Pacific Power Co.
8.000% due 06/01/2008	$8,593	$8,851

Southern California Edison Co.
5.460% due 02/02/2009	2,000	2,005

Telecom Italia Capital S.A.
5.840% due 02/01/2011	1,300	1,301

Telefonica Emisones SAU
5.650% due 06/19/2009	2,600	2,610

		56,555

Total Corporate Bonds & Notes (Cost $323,496)		324,300

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	1,835	1,841

Total Municipal Bonds & Notes (Cost $1,827)		1,841

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
4.618% due 09/01/2035	8,868	8,853
4.690% due 12/01/2033	2,700	2,696
4.777% due 04/01/2035	7,110	7,083
5.000% due 11/01/2019 - 04/25/2033	35,615	35,131
5.440% due 03/25/2034	1,798	1,802
5.500% due 09/01/2033 - 06/01/2036	23,431	23,226
5.608% due 12/01/2023 - 11/01/2028	308	311
5.609% due 02/01/2027	7	7
5.632% due 07/01/2018	55	56
5.646% due 04/01/2018	55	56
5.707% due 08/01/2029	41	42
5.720% due 05/25/2031 - 11/25/2032	6,307	6,346
6.000% due 01/01/2017 - 10/01/2033	1,433	1,459
6.133% due 07/01/2044	656	665
6.197% due 09/01/2034	2,096	2,122
6.351% due 12/01/2036	2,128	2,156
6.500% due 09/25/2008 (b)	3	0
6.903% due 11/01/2035	1,236	1,281
7.000% due 02/01/2015 - 03/01/2015	1,457	1,503
7.095% due 05/01/2022	9	9
7.500% due 09/01/2015 - 05/01/2016	1,085	1,118
8.000% due 03/01/2030 - 07/01/2031	249	263

Federal Home Loan Bank
8.300% due 02/27/2012	2,400	2,261

Freddie Mac
4.711% due 06/01/2035	6,070	5,981
5.000% due 07/15/2024	5,144	5,125
5.500% due 08/15/2030	54	53
5.670% due 12/15/2030	1,493	1,498
5.700% due 02/15/2031	35	35
5.720% due 06/15/2018	564	565
5.731% due 07/01/2019	641	659
6.000% due 03/01/2016 - 04/01/2037	8,102	8,199
6.133% due 02/25/2045	2,923	2,936
6.500% due 10/25/2043	2,740	2,810
6.637% due 06/01/2022	24	24
6.824% due 12/01/2022	61	62
8.500% due 04/01/2025 - 06/01/2025	25	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ginnie Mae
4.000% due 07/16/2027	$315	$313
5.375% due 02/20/2026 - 02/20/2028	1,207	1,221
5.720% due 09/20/2030	5	5
5.750% due 07/20/2018 - 07/20/2027	2,460	2,486
6.125% due 12/20/2022 - 12/20/2027	492	498
8.000% due 04/20/2030	229	242

Total U.S. Government Agencies (Cost $131,537)		131,185

U.S. TREASURY OBLIGATIONS 1.7%
Treasury Inflation Protected Securities (d)(f)
3.625% due 01/15/2008	15,411	15,651

Total U.S. Treasury Obligations (Cost $15,783)		15,651

MORTGAGE-BACKED SECURITIES 12.0%
Arkle Master Issuer PLC
5.300% due 11/19/2007	5,100	5,102

Banc of America Funding Corp.
4.113% due 05/25/2035	2,227	2,190

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	1,063	1,081

Bank Mart
4.567% due 03/01/2019 (j)	626	603

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	2,590	2,604
4.750% due 10/25/2035	8,365	8,289
5.052% due 04/25/2033	802	808
5.335% due 02/25/2033	278	280
6.085% due 01/25/2034	439	442

Bear Stearns Alt-A Trust
5.480% due 02/25/2034	2,152	2,153

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	2,677	2,679

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,201	2,193

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	1,900	1,897
6.000% due 10/25/2033	1,635	1,620

CS First Boston Mortgage Securities Corp.
5.829% due 06/25/2032	51	51
5.952% due 03/25/2032	763	762
7.395% due 06/25/2032	52	52

Fund America Investors Corp. II
6.854% due 06/25/2023	18	18

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	2,282	2,284
5.590% due 11/25/2045	1,126	1,129

GSR Mortgage Loan Trust
5.670% due 01/25/2034	491	492

Harborview Mortgage Loan Trust
5.510% due 01/19/2038	4,776	4,782

Impac CMB Trust
5.720% due 07/25/2033	2,058	2,060
5.820% due 04/25/2034	674	674
6.080% due 10/25/2033	126	126

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	1,671	1,673

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	1,741	1,742

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	$745	$746

MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,258	2,219

Mellon Residential Funding Corp.
5.560% due 06/15/2030	4,749	4,758

Merrill Lynch Floating Trust
5.390% due 06/15/2022	6,672	6,676

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	770	768

MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	1,701	1,710

Morgan Stanley Capital I
5.380% due 10/15/2020	1,476	1,476

Prime Mortgage Trust
5.720% due 02/25/2019	196	196
5.720% due 02/25/2034	856	859

Resecuritization Mortgage Trust
5.570% due 04/26/2021	1	1

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	2,874	2,880

Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	775	781

Salomon Brothers Mortgage Securities VII
7.446% due 12/25/2030	861	859

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	1,051	1,054
9.466% due 06/25/2029	944	1,019

TBW Mortgage-Backed Pass-Through Certificates
5.430% due 01/25/2037	8,822	8,831

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	1,971	1,971

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	6,763	6,767

Washington Mutual, Inc.
5.590% due 12/25/2045	1,400	1,405
5.610% due 10/25/2045	779	781
5.642% due 02/27/2034	2,257	2,280
5.665% due 11/25/2034	241	241
5.983% due 02/25/2046	7,181	7,201
6.183% due 11/25/2042	489	492
6.383% due 06/25/2042	2,202	2,206

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	3,618	3,594

Total Mortgage-Backed Securities (Cost $109,703)		109,557

ASSET-BACKED SECURITIES 5.6%
AFC Home Equity Loan Trust
5.870% due 06/25/2028	463	463

Argent Securities, Inc.
5.390% due 04/25/2036	689	690

Asset-Backed Funding Certificates
5.380% due 01/25/2037	1,767	1,768

Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035	1,329	1,330

Capital One Auto Finance Trust
5.340% due 12/14/2007	752	753

Chase Funding Mortgage Loan Asset-Backed Certificates
5.690% due 10/25/2032	437	437

64	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	$1,014	$1,015

Countrywide Asset-Backed Certificates
5.390% due 06/25/2037	1,975	1,976

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	417	418

Fremont Home Loan Trust
5.370% due 10/25/2036	4,750	4,750

GSAMP Trust
5.440% due 12/25/2035	2,112	2,111

GSR Mortgage Loan Trust
5.420% due 11/25/2030	732	733

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	1,201	1,202

JPMorgan Mortgage Acquisition Corp.
5.390% due 11/25/2036	667	667

Lehman XS Trust
5.390% due 05/25/2046	909	909

Long Beach Mortgage Loan Trust
5.410% due 01/25/2036	1,149	1,150
5.520% due 11/25/2034	235	235
5.600% due 10/25/2034	350	351

Merrill Lynch Mortgage Investors, Inc.
5.390% due 08/25/2036	8,513	8,513

Morgan Stanley ABS Capital I
5.360% due 10/25/2036	1,094	1,095

Residential Asset Mortgage Products, Inc.
5.420% due 05/25/2035	106	106

Residential Asset Securities Corp.
5.390% due 11/25/2036	2,455	2,456
5.430% due 10/25/2035	393	393

Saxon Asset Securities Trust
5.380% due 11/25/2036	1,174	1,174

SG Mortgage Securities Trust
5.420% due 10/25/2035	249	249

SLM Student Loan Trust
5.340% due 04/25/2012	5,702	5,706

Soundview Home Equity Loan Trust
5.420% due 12/25/2035	307	307

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037	3,430	3,432

Structured Asset Securities Corp.
5.420% due 07/25/2035	638	638
5.450% due 12/25/2035	1,596	1,597

Wachovia Auto Owner Trust
4.820% due 02/20/2009	1,000	1,000

Wells Fargo Home Equity Trust
5.370% due 01/25/2037	1,574	1,575
5.440% due 12/25/2035	2,295	2,296

Total Asset-Backed Securities (Cost $51,471)		51,495

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
SOVEREIGN ISSUES 0.4%
Hydro Quebec
5.398% due 09/29/2049		$1,200	$1,133

Korea Development Bank
5.640% due 11/22/2012		2,200	2,208

Total Sovereign Issues (Cost $3,225)			3,341

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%
Japanese Government CPI Linked Bond
1.100% due 12/10/2016	JPY	576,520	4,856

New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	9,750	9,463

Sumitomo Mitsui Banking Corp.
1.151% due 06/02/2049	JPY	100,000	851

Total Foreign Currency-Denominated Issues (Cost $12,250)			15,170

		SHARES
PREFERRED STOCKS 1.1%
DG Funding Trust
7.600% due 12/31/2049		913	9,635

Total Preferred Stocks (Cost $9,564)			9,635

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 28.5%

CERTIFICATES OF DEPOSIT 4.6%
BNP Paribas
5.262% due 05/28/2008		$1,600	1,601

Calyon Financial, Inc.
5.340% due 01/16/2009		3,000	3,000

Fortis Bank NY
5.265% due 04/28/2008		4,500	4,506
5.265% due 06/30/2008		1,400	1,400

Nordea Bank Finland PLC
5.267% due 03/31/2008		1,500	1,500
5.308% due 05/28/2008		1,600	1,601

Royal Bank of Canada
5.295% due 06/30/2008		4,300	4,304

Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		3,000	3,000
5.265% due 03/26/2008		1,600	1,600

Skandinav Enskilda BK
5.270% due 10/03/2007		6,200	6,200
5.272% due 08/21/2008		2,700	2,700
5.350% due 02/13/2009		300	300

Societe Generale NY
5.258% due 06/11/2007		1,600	1,600
5.258% due 06/20/2007		4,400	4,348
5.269% due 06/30/2008		2,000	2,001
5.271% due 06/30/2008		2,000	2,001

			41,662

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER 14.3%
Bank of Ireland
5.240% due 06/14/2007	$25,300	$25,193

Cox Communications, Inc.
5.570% due 09/17/2007	1,200	1,200

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	4,900	4,840

Rabobank USA Financial Corp.
5.400% due 04/02/2007	23,900	23,900

Societe Generale NY
5.200% due 08/22/2007	19,700	19,491
5.215% due 08/22/2007	700	697

Swedbank AB
5.235% due 06/05/2007	14,200	14,167

Time Warner, Inc.
5.360% due 04/12/2007	10,400	10,385

UBS Finance Delaware LLC
5.225% due 08/01/2007	8,700	8,620
5.235% due 08/01/2007	21,000	20,948

Viacom, Inc.
5.594% due 05/29/2007	1,500	1,500

		130,941

REPURCHASE AGREEMENTS 4.0%
Lehman Brothers, Inc.
5.150% due 04/02/2007	37,000	37,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 6.250% due 08/15/2023 valued at $37,661. Repurchase proceeds are $37,016.)

TRI-PARTY REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
4.900% due 04/02/2007	3,817	3,817

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% due 10/19/2015 valued at $3,897. Repurchase proceeds are $3,819.)

U.S. TREASURY BILLS 5.2%
4.969% due 05/31/2007 - 06/14/2007 (c)(f)	48,175	47,676

Total Short-Term Instruments (Cost $261,172)		261,096

PURCHASED OPTIONS (h) 0.2%
(Cost $1,588)		2,054

Total Investments (e) 102.2% (Cost $931,529)		$935,323

Written Options (i) (0.3%) (Premiums $1,940)		(2,433)

Other Assets and Liabilities (Net) (1.9%)		(17,790)

Net Assets 100.0%		$915,100

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $28,251 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.

See Accompanying Notes	Annual Report	March 31, 2007	65

Schedule of Investments  StocksPLUS® Fund  (Cont.)

(f)	Securities with an aggregate market value of $62,334 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	61	$(19)
90-Day Euribor December Futures	Long	12/2008	30	(6)
90-Day Euribor June Futures	Long	06/2008	92	(26)
90-Day Euribor June Futures Put Options Strike @ EUR 96.125	Short	06/2007	403	(196)
90-Day Euribor March Futures	Long	03/2008	33	(13)
90-Day Euribor September Futures	Long	09/2008	30	(8)
90-Day Eurodollar December Futures	Long	12/2007	1,769	(244)
90-Day Eurodollar December Futures	Long	12/2008	134	111
90-Day Eurodollar June Futures	Long	06/2008	687	86
90-Day Eurodollar March Futures	Long	03/2008	1,370	50
90-Day Eurodollar September Futures	Long	09/2007	326	(131)
90-Day Eurodollar September Futures	Long	09/2008	106	98
90-Day Euroyen December Futures	Long	12/2007	298	57
90-Day Euroyen September Futures	Long	09/2007	262	51
Euro-Bund 10-Year Note June Futures	Long	06/2007	32	(36)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	33	1
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	33	11
S&P 500 E-mini Index June Futures	Long	06/2007	9,306	304
S&P 500 Index June Futures	Long	06/2007	670	2,683
U.S. Treasury 2-Year Note June Futures	Short	06/2007	113	12
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	915	455
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	75	(70)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	65	12
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	27	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	79	(101)

				$3,082

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	76,000	$10
Bank of America	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.210%		03/20/2008		$2,000	2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		6,000	27
Barclays Bank PLC	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.390%		01/20/2012		5,000	3
Barclays Bank PLC	Multiple Reference Entities of Gazprom	Sell	0.740%		01/20/2012		1,800	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.200%		03/20/2008		1,300	1
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 6.500% due 11/15/2013	Sell	0.225%		03/20/2008		4,200	6
Credit Suisse First Boston	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.180%		11/20/2007		3,200	3
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		3,200	(1)
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		2,600	(1)
Deutsche Bank AG	Merrill Lynch & Co., Inc. 6.000% due 02/17/2009	Sell	0.120%		06/20/2008		1,500	(1)
Deutsche Bank AG	Multiple Reference Entities of Gazprom	Sell	1.000%		10/20/2011		3,200	49
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%		01/20/2012		1,300	13
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.065%		06/20/2008		6,200	0
HSBC Bank USA	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.530%		12/20/2007		5,200	17
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.770%		05/20/2007		1,500	6
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%		06/20/2007		2,000	23
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.870%		04/20/2007		200	1
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007		1,500	17
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%		12/20/2008		1,200	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		12/20/2008		1,200	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%		03/20/2009		2,200	(1)
Lehman Brothers, Inc.	Dow Jones CDX N.A. EM6 Index	Sell	1.400%		12/20/2011		3,900	47
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.250%		11/20/2007		5,300	8
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.420%		11/20/2007		3,200	7

66	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	$4,800	$8
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.320%	12/20/2007	5,300	5
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	2,500	30
UBS Warburg LLC	Morgan Stanley 6.600% due 04/01/2012	Sell	0.065%	12/20/2007	3,200	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%	06/20/2007	1,000	6

						$285

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	2,900	$(12)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	1,800	19
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		2,000	17
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	2,300	46
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		32,700	82
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		700	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		1,200	1
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		1,000	23
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009	GBP	19,700	(170)
Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		2,400	149
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		4,700	(101)
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		800	(34)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		3,500	(12)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	380,000	(1)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		2,050,000	18
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		870,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		630,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		370,000	3
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		5,100,000	26
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$16,000	(12)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		5,300	(4)

							$41

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
Credit Suisse First Boston	Long	S&P 500 Index	1-Month USD-LIBOR plus 0.030%	05/15/2007	17,908	$472

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME S&P 500 June Futures	$800.000	06/14/2007	479	$13	$0
Put - CME S&P 500 June Futures	825.000	06/14/2007	1,000	29	0
Put - CME S&P 500 June Futures	850.000	06/15/2007	100	3	0

				$45	$0

See Accompanying Notes	Annual Report	March 31, 2007	67

Schedule of Investments StocksPLUS® Fund (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	8,000	$37	$1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	3,900	18	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		2,600	15	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		$12,000	53	43
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		27,000	77	67
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.500%	07/09/2007		88,700	439	987
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		41,400	230	223
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		7,100	30	78
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007		27,000	112	44
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		42,000	95	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		53,400	265	383

								$1,371	$1,875

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY 103.800	03/17/2010	$1,000	$44	$52
Put - OTC U.S. dollar versus Japanese yen	103.800	03/17/2010	1,000	44	38
Call - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	45	47
Put - OTC U.S. dollar versus Japanese yen	104.650	03/31/2010	1,000	39	42

				$172	$179

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	88	$36	$70
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	58	261	419
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	88	25	3
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	58	261	143

				$583	$635

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	3,000	$36	$7
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	1,100	18	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		700	14	0
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		$6,000	75	61
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.620%	07/09/2007		29,100	439	960
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		18,000	220	198
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		3,100	31	85
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		11,600	121	82
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		7,000	81	41
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		4,000	46	33
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		23,000	276	331

								$1,357	$1,798

(j)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$628	$603	0.07%

(k)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value
Fannie Mae	5.500%	04/01/2037	$11,000	$10,893	$10,887

68	PIMCO Funds	See Accompanying Notes

March 31, 2007

(l)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,705	04/2007	$16	$0	$16
Buy	BRL	9,896	05/2007	264	0	264
Sell		9,896	05/2007	1	0	1
Buy		4,989	06/2007	157	0	157
Buy		2,580	10/2007	0	(6)	(6)
Buy		9,896	03/2008	0	(10)	(10)
Buy	CNY	960	09/2007	3	0	3
Buy		15,519	11/2007	25	0	25
Sell		2,130	11/2007	0	0	0
Buy		9,454	01/2008	0	0	0
Buy	EUR	749	04/2007	0	0	0
Sell		331	04/2007	0	0	0
Sell	GBP	1,364	04/2007	0	(16)	(16)
Sell	JPY	1,158,727	05/2007	3	(242)	(239)
Buy	KRW	114,448	04/2007	0	(1)	(1)
Sell		292,578	04/2007	1	0	1
Buy		1,510,902	05/2007	0	(6)	(6)
Buy	MXN	7,208	04/2007	0	(9)	(9)
Sell		7,208	04/2007	1	0	1
Buy		7,208	03/2008	0	(1)	(1)
Buy	NZD	517	04/2007	6	0	6
Sell		11,459	04/2007	0	(490)	(490)
Buy	PLN	384	04/2007	3	0	3
Sell		384	04/2007	0	(1)	(1)
Buy		384	09/2007	0	0	0
Buy	RUB	24,216	11/2007	10	0	10
Buy		74,460	12/2007	26	0	26
Buy	SGD	395	04/2007	3	0	3
Sell		457	04/2007	0	(1)	(1)
Buy		1,735	07/2007	10	0	10
Buy	TWD	4,107	05/2007	0	0	0
Sell		3,176	05/2007	0	0	0

				$529	$(783)	$(254)

See Accompanying Notes	Annual Report	March 31, 2007	69

Schedule of Investments StocksPLUS® Total Return Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS & NOTES 17.3%

BANKING & FINANCE 15.2%
American Express Credit Corp.
5.380% due 11/09/2009	$1,200	$1,201

American International Group, Inc.
5.050% due 10/01/2015	100	98

Bank of America Corp.
5.370% due 11/06/2009	400	400
5.440% due 09/18/2009	800	801

Bank of America N.A.
5.360% due 07/25/2008	900	900
5.360% due 02/27/2009	1,000	1,001

Bank of Ireland
5.400% due 12/18/2009	1,500	1,501

Bear Stearns Cos., Inc.
5.660% due 01/30/2009	700	703

BNP Paribas
5.186% due 06/29/2049	1,200	1,151

Calabash Re II Ltd.
13.755% due 01/08/2010	1,000	1,026
14.955% due 01/08/2010	1,000	1,045
16.255% due 01/08/2010	800	835

Citigroup Global Markets Holdings, Inc.
5.450% due 03/17/2009	600	601

Citigroup, Inc.
5.380% due 12/28/2009	1,900	1,900
5.388% due 12/26/2008	900	901
5.400% due 01/30/2009	1,200	1,201
6.125% due 08/25/2036	1,200	1,223

DnB NORBank ASA
5.430% due 10/13/2009	600	600

Export-Import Bank of China
4.875% due 07/21/2015	100	98

General Electric Capital Corp.
5.390% due 10/26/2009	2,100	2,100
5.430% due 01/20/2010	3,000	3,007
5.430% due 08/15/2011	2,200	2,199

GMAC LLC
6.000% due 12/15/2011	100	97

Goldman Sachs Group, Inc.
5.390% due 12/23/2008	500	500
5.400% due 03/30/2009	1,000	1,000
5.440% due 12/22/2008	1,500	1,502
5.440% due 06/23/2009	1,000	1,000
5.440% due 11/16/2009	800	801

HBOS PLC
5.920% due 09/29/2049	100	98

HSBC Finance Corp.
5.435% due 03/12/2010	3,500	3,502
5.610% due 05/10/2010	400	402

JPMorgan Chase & Co.
5.370% due 06/26/2009	500	500

JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	100	100

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	2,400	2,402
5.450% due 01/23/2009	900	901

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	1,000	1,000
5.450% due 08/22/2008	400	400
5.450% due 08/14/2009	1,200	1,201

MetLife, Inc.
6.400% due 12/15/2036	300	294

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Morgan Stanley
5.360% due 11/21/2008	$500	$500

Mystic Re Ltd.
11.660% due 12/05/2008	800	808

Petroleum Export Ltd.
5.265% due 06/15/2011	86	85

Resona Bank Ltd.
5.850% due 09/29/2049	200	199

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	500	501

Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	3,300	3,306

SLM Corp.
5.500% due 07/27/2009	400	400

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,085

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	100

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	2,600	2,602

USB Capital IX
6.189% due 04/15/2049	100	103

Wachovia Bank N.A.
5.320% due 10/03/2008 (a)	500	500

Wachovia Corp.
5.410% due 10/28/2008	1,700	1,702
5.410% due 12/01/2009	200	200
5.490% due 10/15/2011	1,500	1,501

		53,784

INDUSTRIALS 1.2%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	800	802

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	100	100

CODELCO, Inc.
6.150% due 10/24/2036	100	102

Cox Communications, Inc.
5.875% due 12/01/2016	100	101

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009	300	301

HJ Heinz Co.
6.428% due 12/01/2008	100	102

Peabody Energy Corp.
7.875% due 11/01/2026	200	216

Pemex Project Funding Master Trust
5.750% due 12/15/2015	200	201
7.375% due 12/15/2014	10	11

Transocean, Inc.
5.548% due 09/05/2008	500	501

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	1,700	1,699

		4,136

UTILITIES 0.9%
AT&T, Inc.
4.214% due 06/05/2007	700	702
5.460% due 02/05/2010	400	401

IPALCO Enterprises, Inc.
8.625% due 11/14/2011	600	650

Qwest Corp.
7.625% due 06/15/2015	600	643

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	$300	$287

Telefonica Emisones SAU
5.650% due 06/19/2009	700	703

		3,386

Total Corporate Bonds & Notes (Cost $61,132)		61,306

MUNICIPAL BONDS & NOTES 0.1%
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	15	15

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	400	407

Total Municipal Bonds & Notes (Cost $403)		422

U.S. GOVERNMENT AGENCIES 55.4%
Fannie Mae
4.673% due 05/25/2035	100	99
5.000% due 11/01/2017 -03/01/2036	19,136	18,854
5.380% due 12/25/2036	384	384
5.440% due 03/25/2034	297	297
5.500% due 05/01/2032 -11/01/2035	76,841	76,192
5.623% due 05/01/2036	17	17
5.670% due 03/25/2044	972	974
5.720% due 11/25/2032	90	90
6.000% due 04/01/2037 -05/01/2037	78,100	78,669
6.133% due 07/01/2044	205	208
6.197% due 09/01/2034	84	85
6.351% due 12/01/2036	74	75
7.000% due 09/01/2013	11	11
8.000% due 12/01/2030	3	3

Freddie Mac
4.500% due 10/01/2007	39	39
5.500% due 08/15/2030	7	7
6.000% due 04/01/2037	8,000	8,065
6.133% due 02/25/2045	101	101
7.198% due 02/01/2024	20	21
8.000% due 01/01/2017	45	48

Ginnie Mae
5.375% due 03/20/2027	4	5
6.000% due 04/01/2037	9,000	9,118
8.000% due 02/15/2030	2	2

Small Business Administration
4.750% due 07/01/2025	1,217	1,189
5.520% due 06/01/2024	1,340	1,364

Total U.S. Government Agencies (Cost $197,467)		195,917

U.S. TREASURY OBLIGATIONS 1.1%
Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026	1,122	1,066
2.375% due 01/15/2025	1,074	1,081

U.S. Treasury Bonds
4.750% due 02/15/2037	600	591
6.000% due 02/15/2026	400	452
6.625% due 02/15/2027	500	607

Total U.S. Treasury Obligations (Cost $3,838)		3,797

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	358	353

70	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Arkle Master Issuer PLC
5.300% due 11/19/2007	$1,600	$1,601

Banc of America Funding Corp.
4.113% due 05/25/2035	537	529

Banc of America Mortgage Securities, Inc.
6.500% due 10/25/2031	177	180
6.500% due 09/25/2033	54	55

Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	181	182
5.052% due 04/25/2033	8	8
5.335% due 02/25/2033	1	1
6.085% due 01/25/2034	28	28

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	1,264	1,266
5.480% due 02/25/2034	775	775

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	174	172

Countrywide Alternative Loan Trust
5.500% due 01/25/2046	600	599
6.000% due 10/25/2033	149	147

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	164	163
5.590% due 05/25/2034	127	127

CS First Boston Mortgage Securities Corp.
5.629% due 05/25/2032	2	2

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	2,819	2,822

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	761	761
5.400% due 01/25/2047	796	797

GSR Mortgage Loan Trust
3.402% due 06/25/2034	1,032	1,038
6.000% due 03/25/2032	1	1

Impac CMB Trust
5.720% due 07/25/2033	95	95
5.820% due 04/25/2034	108	108

MASTR Asset Securitization Trust
5.500% due 09/25/2033	40	39

Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	20	20

MLCC Mortgage Investors, Inc.
6.990% due 01/25/2029	176	177

Morgan Stanley Capital I
5.500% due 04/25/2017	1	1

Prime Mortgage Trust
5.720% due 02/25/2019	22	22
5.720% due 02/25/2034	119	119

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	862	864

Salomon Brothers Mortgage Securities VII
4.000% due 12/25/2018	585	559

Structured Asset Securities Corp.
5.331% due 10/25/2035	741	739

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	657	657

Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	2	2

Washington Mutual, Inc.
5.610% due 10/25/2045	167	167
5.640% due 12/25/2027	1,463	1,464
5.642% due 02/27/2034	75	75
5.983% due 02/25/2046	563	565
6.183% due 11/25/2042	159	160
6.383% due 08/25/2042	106	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	$706	$701

Total Mortgage-Backed Securities (Cost $18,263)		18,247

ASSET-BACKED SECURITIES 16.4%
ACE Securities Corp.
5.370% due 12/25/2036	248	248
5.450% due 10/25/2036	3,900	3,900

Amortizing Residential Collateral Trust
5.610% due 07/25/2032	18	18

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	522	522
5.480% due 05/25/2035	356	356

Bank One Issuance Trust
5.430% due 12/15/2010	4,400	4,409

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	940	940
5.400% due 10/25/2036	357	358

Capital One Auto Finance Trust
5.340% due 12/14/2007	265	266

Carrington Mortgage Loan Trust
5.370% due 01/25/2037	3,596	3,598

Chase Credit Card Master Trust
5.430% due 02/15/2011	1,000	1,003

Countrywide Asset-Backed Certificates
5.370% due 05/25/2037	7,731	7,736
5.400% due 06/25/2037	672	672
5.800% due 12/25/2031	118	118

CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	21	21

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	1,145	1,145
5.370% due 12/25/2036	797	797
5.390% due 12/25/2037	3,665	3,667

Fremont Home Loan Trust
5.370% due 10/25/2036	2,569	2,570
5.380% due 01/25/2037	535	535

HFC Home Equity Loan Asset-Backed Certificates
5.390% due 03/20/2036	711	711

JPMorgan Mortgage Acquisition Corp.
5.370% due 07/25/2036	1,173	1,174
5.370% due 10/25/2036	2,899	2,899

Lehman XS Trust
5.390% due 05/25/2046	284	284

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	1,584	1,585
5.360% due 11/25/2036	2,715	2,717
5.600% due 10/25/2034	87	88

MASTR Asset-Backed Securities Trust
5.380% due 11/25/2036	816	816

MBNA Credit Card Master Note Trust
5.440% due 08/16/2010	2,200	2,204

Merrill Lynch Mortgage Investors, Inc.
5.350% due 06/25/2037	570	570
5.390% due 08/25/2036	3,255	3,255

Morgan Stanley ABS Capital I
5.370% due 10/25/2036	338	338

Option One Mortgage Loan Trust
5.370% due 07/25/2036	546	547

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036	1,441	1,441
5.420% due 08/25/2046	2,838	2,839

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Soundview Home Equity Loan Trust
5.400% due 01/25/2037		$3,580	$3,582

Truman Capital Mortgage Loan Trust
5.660% due 01/25/2034		132	132

Total Asset-Backed Securities (Cost $58,040)			58,061

SOVEREIGN ISSUES 0.0%
China Development Bank
5.000% due 10/15/2015		100	98

Total Sovereign Issues (Cost $99)			98

FOREIGN CURRENCY-DENOMINATED ISSUES 0.1%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	200	270

Total Foreign Currency-Denominated Issues (Cost $251)			270

		SHARES
PREFERRED STOCKS 0.4%
DG Funding Trust
7.600% due 12/31/2049		153	1,615

Total Preferred Stocks (Cost $1,619)			1,615

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 40.7%

CERTIFICATES OF DEPOSIT 7.5%
Barclays Bank PLC
5.281% due 03/17/2008		$3,200	3,200

BNP Paribas
5.262% due 05/28/2008		500	500
5.270% due 09/23/2008		2,300	2,299

Calyon Financial, Inc.
5.340% due 01/16/2009		1,200	1,200

Dexia S.A.
5.270% due 09/29/2008		4,000	4,001

Fortis Bank NY
5.265% due 06/30/2008		1,500	1,500
5.300% due 09/30/2008		1,100	1,100

Nordea Bank Finland PLC
5.262% due 03/31/2008		500	500
5.308% due 05/28/2008		500	500

Royal Bank of Canada
5.267% due 06/30/2008		1,600	1,602

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008		3,400	3,400

Skandinav Enskilda BK
5.270% due 10/03/2007		1,900	1,900
5.272% due 08/21/2008		1,000	1,000

Societe Generale NY
5.258% due 06/11/2007		500	500
5.269% due 06/30/2008		500	500
5.271% due 06/30/2008		2,400	2,401

Unicredito Italiano NY
5.358% due 05/06/2008		600	600

			26,703

COMMERCIAL PAPER 20.4%
Abbey National N.A. LLC
5.230% due 06/11/2007		8,700	8,638

See Accompanying Notes	Annual Report	March 31, 2007	71

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Bank of America Corp.
5.200% due 07/24/2007	$8,500	$8,365

Bank of Ireland
5.240% due 06/14/2007	9,500	9,442

Cox Communications, Inc.
5.570% due 09/17/2007	400	400

DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007	3,400	3,359

DnB NORBank ASA
5.220% due 07/11/2007	10,900	10,781

Rabobank USA Financial Corp.
5.400% due 06/06/2007	8,100	8,100

Societe Generale NY
5.185% due 08/22/2007	300	300
5.200% due 08/22/2007	2,600	2,600
5.225% due 08/22/2007	7,800	7,757

UBS Finance Delaware LLC
5.185% due 08/01/2007	5,900	5,900
5.235% due 08/01/2007	6,100	6,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Viacom, Inc.
5.594% due 05/29/2007	$400	$400

		72,096

REPURCHASE AGREEMENTS 6.7%
Lehman Brothers, Inc.
5.150% due 04/02/2007	20,000	20,000
(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.125% due 08/15/2019 valued at $20,387. Repurchase proceeds are $20,009.)

State Street Bank and Trust Co.
4.900% due 04/02/2007	3,542	3,542
(Dated 03/30/2007. Collateralized by Freddie Mac 2.875% due 05/15/2007 valued at $3,617. Repurchase proceeds are $3,543.)

		23,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. TREASURY BILLS 6.1%
4.955% due 05/31/2007 - 06/14/2007 (b)(d)(f)	$21,995	$21,756

Total Short-Term Instruments (Cost $144,113)		144,097

PURCHASED OPTIONS (h) 0.3%
(Cost $974)		944

Total Investments (e) 137.0% (Cost $486,199)		$484,774

Written Options (i) (0.4%) (Premiums $1,225)		(1,292)

Other Assets and Liabilities (Net) (36.6%)		(129,625)

Net Assets 100.0%		$353,857

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	When-issued security.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $247 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	As of March 31, 2007, portfolio securities with an aggregate value of $8,219 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(f)	Securities with an aggregate market value of $21,509 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(9)
90-Day Euribor December Futures	Long	12/2008	18	(4)
90-Day Euribor June Futures	Long	06/2008	91	(30)
90-Day Euribor March Futures	Long	03/2008	57	(34)
90-Day Euribor September Futures	Long	09/2008	18	(5)
90-Day Eurodollar December Futures	Long	12/2007	944	(142)
90-Day Eurodollar December Futures	Long	12/2008	259	192
90-Day Eurodollar June Futures	Long	06/2008	528	138
90-Day Eurodollar March Futures	Long	03/2008	993	138
90-Day Eurodollar September Futures	Long	09/2007	167	(55)
90-Day Eurodollar September Futures	Long	09/2008	325	148
90-Day Euroyen December Futures	Long	12/2007	102	21
90-Day Euroyen September Futures	Long	09/2007	76	17
Euro-Bund 10-Year Note June Futures	Long	06/2007	55	(52)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	29	5
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	53	10
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	35	5
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 111.000	Long	06/2007	15	0
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	117	5
S&P 500 Emini Index June Futures	Long	06/2007	803	190
S&P 500 Index June Futures	Long	06/2007	817	4,283
U.S. Treasury 2-Year Note June Futures	Short	06/2007	35	4
U.S. Treasury 10-Year Note June Futures	Long	06/2007	159	67
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	13	23
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	39	(41)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	36	(6)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	46	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	21	(27)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	11	(9)

				$4,814

72	PIMCO Funds	See Accompanying Notes

March 31, 2007

(g)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	20,000	$2
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$2,000	9
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		3,600	(3)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		100	0
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		4,000	4
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		700	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		2,500	(1)
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%		06/20/2008		2,000	2
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%		03/20/2008		300	0
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		5,000	17
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.770%		06/20/2007		500	3
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		3,600	1
JPMorgan Chase & Co.	Multiple Reference Entities of Gazprom	Sell	0.415%		11/20/2007		2,300	5
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		2,500	5
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		1,600	2
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		1,600	4
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%		12/20/2007		200	0
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		300	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009		400	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		2,700	53
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%		03/20/2016		1,500	71
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%		06/20/2007		100	0
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.570%		07/20/2007		2,400	5
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009		2,400	3
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009		1,900	(2)
Wachovia Bank N.A.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.800%		06/20/2007		500	3

								$183

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	1,100	$(5)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	700	8
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		1,700	15
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	300	(8)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		500	(10)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	1,100	22
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		1,100	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		300	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		500	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		1,200	22
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		300	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		400	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	2,900	3
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,500	(5)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		2,500	7
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		200	24
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		300	(1)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		1,700	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		3,400	(15)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		5,400	(116)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	54
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		5,900	(254)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	8
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		1,400	(5)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		1,200	124
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	150,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		1,120,000	7
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		240,000	1
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		520,000	15
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		470,000	24

See Accompanying Notes	Annual Report	March 31, 2007	73

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		$150,000	2
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		180,000	12
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		225,000	23
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		80,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		20,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		60,000	6
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		75,000	8
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		2,600,000	10
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		140,000	1
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		3,000,000	11
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		390,000	14
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		90,000	8
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	1,200	2
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$16,900	9
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(2)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		7,400	21
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		200	(2)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	70
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		68,800	323
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		400	(15)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	4
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,800	(11)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		500	(13)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		27,300	66
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		8,000	52
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		800	(24)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,200	(6)

							$487

(h)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CBOT U.S. Treasury 10-Year Note June Futures	$104.000	05/25/2007	94	$2	$1
Put - CME 90-Day Eurodollar June Futures	91.000	06/18/2007	117	1	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	102	1	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	98	1	0
Put - CME S&P 500 June Futures	800.000	06/14/2007	279	8	0
Put - CME S&P 500 June Futures	825.000	06/14/2007	745	21	0

				$34	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	2,000	$9	$0
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		6,000	34	1
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		5,000	28	3
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		4,000	19	1
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	1,000	5	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		700	4	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$19,000	70	53
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		9,000	37	24
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		9,000	26	22
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		11,000	25	6
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		9,200	51	49
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		12,000	53	77
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		11,000	53	121
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	6
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007		30,000	158	210
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		18,000	41	21
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		26,000	33	42
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		22,900	114	164
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		22,200	134	119
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		2,000	7	13

								$940	$943

74	PIMCO Funds	See Accompanying Notes

March 31, 2007

(i)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	48	$19	$38
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	28	6	11
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	14	3	3
Call - CME S&P 500 June Futures	1,440.000	06/14/2007	24	108	174
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	20	2	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	83	20	3
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	14	4	4
Put - CME S&P 500 June Futures	1,320.000	06/14/2007	24	108	59

				$270	$292

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	1,000	$12	$2
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		3,000	41	7
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		2,000	26	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		2,000	23	5
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	300	5	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		200	4	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$8,000	66	57
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		4,000	35	25
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		2,000	25	20
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		2,000	27	10
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		4,000	49	44
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		5,000	51	83
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		5,000	55	137
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		2,900	31	18
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007		14,000	169	258
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		5,000	33	31
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		3,000	35	18
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		10,000	120	144
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		9,700	129	106
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007		1,000	8	16

								$955	$1,000

(j)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
Fannie Mae	5.500%	04/01/2037	$4,000	$3,961	$3,959
U.S. Treasury Notes	4.625%	02/15/2017	1,300	1,313	1,306

				$5,274	$5,265

(2) Market value includes $9 of interest payable on short sales.

(k)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	684	04/2007	$6	$0	$6
Buy	BRL	7,471	05/2007	192	0	192
Sell		7,471	05/2007	0	(9)	(9)
Buy		1,556	06/2007	49	0	49
Buy		1,077	10/2007	0	(3)	(3)
Buy		7,471	03/2008	2	0	2
Buy	CLP	64,260	05/2007	0	(3)	(3)
Buy	CNY	384	09/2007	1	0	1
Buy		3,651	11/2007	4	0	4
Sell		871	11/2007	0	0	0
Buy		1,888	01/2008	0	0	0
Buy	EUR	365	04/2007	0	0	0
Sell		1,597	04/2007	0	(1)	(1)

See Accompanying Notes	Annual Report	March 31, 2007	75

Schedule of Investments StocksPLUS® Total Return Fund (Cont.)	March 31, 2007

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	584	04/2007	0	(7)	(7)
Buy	INR	2,915	06/2007	1	0	1
Sell	JPY	220,075	05/2007	3	(26)	(23)
Buy	KRW	44,185	04/2007	0	0	0
Sell		119,094	04/2007	0	0	0
Buy		519,634	05/2007	0	(2)	(2)
Sell		417,227	05/2007	0	0	0
Sell		10,850	06/2007	0	0	0
Buy	MXN	6,445	04/2007	0	(7)	(7)
Sell		6,445	04/2007	1	0	1
Buy		6,375	03/2008	0	(1)	(1)
Buy	NZD	200	04/2007	2	0	2
Buy	PLN	492	04/2007	5	0	5
Sell		492	04/2007	0	(1)	(1)
Buy		492	09/2007	1	0	1
Buy	RUB	7,407	11/2007	3	0	3
Buy		21,234	12/2007	8	0	8
Buy	SGD	283	04/2007	2	0	2
Sell		187	04/2007	0	(1)	(1)
Buy		1,684	07/2007	10	0	10
Buy		172	09/2007	1	0	1
Buy	TWD	4,392	05/2007	0	0	0
Sell		3,903	05/2007	0	0	0
Buy	ZAR	39	06/2007	0	0	0

				$291	$(61)	$230

76	PIMCO Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.6%
HCA, Inc.
7.614% due 11/14/2013	$1,000	$1,010

Total Bank Loan Obligations (Cost $1,000)		1,010

CORPORATE BONDS & NOTES 33.1%

BANKING & FINANCE 22.7%
American Express Centurion Bank
5.380% due 04/17/2009	1,200	1,200

American Honda Finance Corp.
5.400% due 03/09/2009	500	501

ANZ National International Ltd.
5.400% due 08/07/2009	1,100	1,100

Bank of America Corp.
5.360% due 06/19/2009	1,700	1,703

Bear Stearns Cos., Inc.
5.440% due 03/30/2009	400	401
5.450% due 08/21/2009	200	200
5.510% due 04/29/2008	900	902

BNP Paribas
5.186% due 06/29/2049	200	192

C10 Capital SPV Ltd.
6.722% due 12/01/2049	200	198

Calabash Re II Ltd.
13.755% due 01/08/2010	400	411
14.955% due 01/08/2010	400	418

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	1,600	1,602

CIT Group, Inc.
5.500% due 12/19/2008	100	100
5.510% due 01/30/2009	1,100	1,102
5.570% due 05/23/2008	100	100
5.650% due 11/03/2010	300	301

Citigroup Funding, Inc.
5.330% due 12/08/2008	100	100

Citigroup Global Markets Holdings, Inc.
5.370% due 03/07/2008	25	25

Citigroup, Inc.
4.200% due 12/20/2007	300	298
5.380% due 12/28/2009	300	300
5.388% due 12/26/2008	600	600
5.400% due 01/30/2009	800	800
6.125% due 08/25/2036	100	102

Foundation Re II Ltd.
12.110% due 11/26/2010	400	407

General Electric Capital Corp.
5.370% due 03/12/2010	100	100
5.390% due 10/26/2009	1,100	1,100
5.430% due 01/20/2010	700	702

Goldman Sachs Group, Inc.
5.400% due 03/30/2009	200	200
5.440% due 12/22/2008	200	200
5.450% due 11/10/2008	300	300
5.460% due 07/29/2008	400	401
5.485% due 10/05/2007	700	701
5.690% due 07/23/2009	20	20

HBOS Treasury Services PLC
5.400% due 07/17/2009	600	601

HSBC Bank USA N.A.
5.480% due 06/10/2009	300	301

HSBC Finance Corp.
5.420% due 10/21/2009	200	200
5.485% due 09/15/2008	1,000	1,002

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
HSBC Holdings PLC
6.500% due 05/02/2036	$400	$424

International Lease Finance Corp.
5.580% due 05/24/2010	1,500	1,508

JPMorgan Chase & Co.
5.539% due 10/02/2009	500	502

Lehman Brothers Holdings, Inc.
5.440% due 04/03/2009	300	300
5.450% due 10/22/2008	500	501
5.560% due 12/23/2010	200	200
5.580% due 07/18/2011	300	301
5.610% due 11/10/2009	200	201

MBNA Corp.
5.790% due 05/05/2008	1,100	1,106

Merrill Lynch & Co., Inc.
5.450% due 06/16/2008	1,600	1,603

MetLife, Inc.
6.400% due 12/15/2036	100	98

Morgan Stanley
5.470% due 02/09/2009	900	901
5.485% due 11/09/2007	600	601
5.600% due 01/22/2009	100	100

Mystic Re Ltd.
11.660% due 12/05/2008	300	303

National Australia Bank Ltd.
5.380% due 09/11/2009	400	400

Pricoa Global Funding I
5.440% due 01/25/2008	600	601

Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	200	200
5.410% due 07/21/2008	300	300

Santander U.S. Debt S.A. Unipersonal
5.360% due 09/21/2007	200	200
5.410% due 09/19/2008	700	701
5.420% due 10/21/2008	600	601

SLM Corp.
5.570% due 07/25/2008	1,300	1,304

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	200	201

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	99

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	99

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	200	200

Wachovia Bank N.A.
5.390% due 03/23/2009	800	800

Wachovia Corp.
5.410% due 10/28/2008	600	601
5.490% due 10/15/2011	200	200

Wells Fargo & Co.
5.380% due 03/10/2008	800	801
5.410% due 03/23/2010	800	801

		35,649

INDUSTRIALS 6.6%
Anadarko Petroleum Corp.
5.755% due 09/15/2009	500	501

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	100	100

Comcast Corp.
5.660% due 07/14/2009	400	401

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CSC Holdings, Inc.
7.250% due 07/15/2008	$1,000	$1,019

DaimlerChrysler N.A. Holding Corp.
5.690% due 03/13/2009
5.770% due 03/13/2009	300	301
5.810% due 08/03/2009	300	301
5.820% due 09/10/2007	600	601

Diageo Capital PLC
5.460% due 11/10/2008	600	601

Gaz Capital for Gazprom
6.212% due 11/22/2016	100	100

General Electric Co.
5.380% due 12/09/2008	400	400

Oracle Corp.
5.590% due 01/13/2009	200	200

Peabody Energy Corp.
7.375% due 11/01/2016	100	106

Pemex Project Funding Master Trust
5.750% due 12/15/2015	100	100

Safeway, Inc.
5.698% due 03/27/2009	1,300	1,303

Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	300	337

Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	500	500
5.500% due 02/16/2012	700	711

Time Warner, Inc.
5.590% due 11/13/2009	1,500	1,503

Transocean, Inc.
5.548% due 09/05/2008	300	300

Viacom, Inc.
5.750% due 04/30/2011	50	51

Wal-Mart Stores, Inc.
5.250% due 06/16/2008	600	600

Williams Cos., Inc.
6.375% due 10/01/2010	100	102

		10,339

UTILITIES 3.8%
AT&T, Inc.
5.450% due 05/15/2008	200	200
5.570% due 11/14/2008	1,300	1,305

BellSouth Corp.
5.460% due 08/15/2008	400	400
5.485% due 11/15/2007	500	501

Embarq Corp.
7.995% due 06/01/2036	900	932

Florida Power Corp.
5.760% due 11/14/2008	700	700

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	100	100

Qwest Corp.
7.625% due 06/15/2015	100	107

Southern California Edison Co.
5.460% due 02/02/2009	200	201

Telefonica Emisones SAU
5.650% due 06/19/2009	1,000	1,004

TXU Electric Delivery Co.
5.725% due 09/16/2008	600	600

		6,050

Total Corporate Bonds & Notes (Cost $51,864)		52,038

See Accompanying Notes	Annual Report	March 31, 2007	77

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	$100	$100

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	27

Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.625% due 06/01/2037	200	213

Total Municipal Bonds & Notes (Cost $326)		340

U.S. GOVERNMENT AGENCIES 33.6%
Fannie Mae
4.343% due 03/01/2035	56	56
4.404% due 10/01/2034	43	43
4.480% due 07/01/2035	227	226
4.484% due 09/01/2035	309	306
4.618% due 09/01/2035	311	311
4.661% due 12/01/2033	126	126
4.690% due 12/01/2033	99	99
4.741% due 10/01/2035	405	392
4.835% due 06/01/2035	314	313
4.990% due 06/01/2035	287	287
5.000% due 03/01/2036	8,658	8,376
5.500% due 04/01/2034 - 04/01/2037	9,048	8,960
5.670% due 09/25/2042	245	246
6.000% due 01/01/2036 - 05/01/2037	26,736	26,941
6.903% due 11/01/2035	54	56

Freddie Mac
4.711% due 06/01/2035	539	532
4.914% due 11/01/2034	202	202
5.000% due 12/15/2020 - 01/15/2024	307	306
5.720% due 06/15/2018	33	33
6.000% due 04/01/2037	3,000	3,024

Ginnie Mae
6.000% due 04/01/2037	2,000	2,026

Small Business Administration
5.520% due 06/01/2024	21	21

Total U.S. Government Agencies (Cost $52,953)		52,882

U.S. TREASURY OBLIGATIONS 1.0%
Treasury Inflation Protected Securities (b)
2.000% due 01/15/2026	816	776

U.S. Treasury Bonds
4.750% due 02/15/2037	200	197
6.000% due 02/15/2026	300	339
6.625% due 02/15/2027	300	364

Total U.S. Treasury Obligations (Cost $1,667)		1,676

MORTGAGE-BACKED SECURITIES 5.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	51	51

Banc of America Funding Corp.
4.113% due 05/25/2035	77	76

Bear Stearns Adjustable Rate Mortgage Trust
4.750% due 10/25/2035	216	214
6.085% due 01/25/2034	1	1

Bear Stearns Alt-A Trust
5.393% due 05/25/2035	14	14

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	$87	$86
4.900% due 12/25/2035	157	157

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	570	564
5.600% due 02/25/2037	832	833

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	82	82
5.560% due 04/25/2035	127	127

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	82	82

GSR Mortgage Loan Trust
4.539% due 09/25/2035	242	239

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	1,756	1,759
5.540% due 05/19/2035	85	85

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	157	156

Lehman Brothers Floating Rate Commercial Mortgage Trust
5.400% due 09/15/2021	166	166

Mellon Residential Funding Corp.
5.560% due 06/15/2030	8	8
5.760% due 12/15/2030	633	636

Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/2034	222	223
5.341% due 08/25/2034	299	300
6.383% due 01/25/2035	185	186

Structured Asset Mortgage Investments, Inc.
5.600% due 02/25/2036	81	81

Thornburg Mortgage Securities Trust
5.430% due 12/25/2036	282	282

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	1,142	1,143

Washington Mutual, Inc.
5.510% due 04/25/2045	263	263
5.892% due 10/25/2046	843	843
6.183% due 11/25/2042	68	69

Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/2036	353	351

Total Mortgage-Backed Securities (Cost $9,069)		9,077

ASSET-BACKED SECURITIES 7.0%
ACE Securities Corp.
5.380% due 10/25/2036	415	416
5.430% due 10/25/2035	70	70

American Express Credit Account Master Trust
5.820% due 02/15/2012	518	519

Ameriquest Mortgage Securities, Inc.
5.650% due 06/25/2034	96	96

Argent Securities, Inc.
5.370% due 09/25/2036	136	137
5.400% due 01/25/2036	250	250

Asset-Backed Securities Corp. Home Equity
5.480% due 05/25/2035	24	24
5.595% due 09/25/2034	182	182

Carrington Mortgage Loan Trust
5.385% due 02/25/2036	118	118

Countrywide Asset-Backed Certificates
5.370% due 03/25/2047	404	405
5.390% due 06/25/2037	282	282
5.800% due 12/25/2031	1	1

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
FBR Securitization Trust
5.440% due 11/25/2035		$113	$113

GSR Mortgage Loan Trust
5.420% due 11/25/2030		51	51

Home Equity Asset Trust
5.430% due 02/25/2036		198	198

HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036		185	185

JPMorgan Mortgage Acquisition Corp.
5.370% due 08/25/2036		134	134

Long Beach Mortgage Loan Trust
5.380% due 10/25/2036		1,356	1,357
5.400% due 02/25/2036		79	79
5.410% due 01/25/2036		111	111
5.520% due 11/25/2034		7	7
5.600% due 10/25/2034		66	66

Newcastle Mortgage Securities Trust
5.390% due 03/25/2036		381	381

Park Place Securities, Inc.
5.632% due 10/25/2034		790	791

Residential Asset Mortgage Products, Inc.
5.400% due 10/25/2036		434	434
5.430% due 05/25/2025		7	7

Residential Asset Securities Corp.
5.390% due 11/25/2036		351	351

SLM Student Loan Trust
5.316% due 10/27/2014		1,500	1,501
5.340% due 04/25/2012		980	981
5.360% due 01/25/2016		384	384
5.360% due 01/25/2018		139	139
5.370% due 01/26/2015		61	61

Soundview Home Equity Loan Trust
5.380% due 06/25/2036		304	305

Structured Asset Securities Corp.
5.370% due 10/25/2036		412	412
5.450% due 12/25/2035		138	138

Wells Fargo Home Equity Trust
5.440% due 12/25/2035		399	399

Total Asset-Backed Securities (Cost $11,078)			11,085

SOVEREIGN ISSUES 0.0%
Russia Government International Bond
8.250% due 03/31/2010		16	16

Total Sovereign Issues (Cost $17)			16

FOREIGN CURRENCY-DENOMINATED ISSUES 0.3%
Ford Motor Credit Co.
6.750% due 01/14/2008	EUR	300	405

Total Foreign Currency-Denominated Issues (Cost $376)			405

		SHARES
PREFERRED STOCKS 0.6%
DG Funding Trust
7.600% due 12/31/2049		85	897

Total Preferred Stocks (Cost $904)			897

78	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INSTRUMENTS 35.1%

CERTIFICATES OF DEPOSIT 4.5%
BNP Paribas
5.262% due 05/28/2008	$200	$200

Calyon Financial, Inc.
5.340% due 01/16/2009	400	400

Fortis Bank NY
5.265% due 04/28/2008	700	701
5.265% due 06/30/2008	200	200
5.300% due 09/30/2008	400	400

Nordea Bank Finland PLC
5.308% due 05/28/2008	200	200

Royal Bank of Canada
5.267% due 06/30/2008	600	601

Royal Bank of Scotland Group PLC
5.265% due 03/26/2008	1,100	1,100

Societe Generale NY
5.269% due 06/30/2008	400	400
5.270% due 03/26/2008	700	700
5.271% due 06/30/2008	800	800

Unicredito Italiano NY
5.348% due 12/03/2007	1,400	1,401

		7,103

COMMERCIAL PAPER 10.2%
Barclays U.S. Funding Corp.
5.215% due 06/29/2007	100	99

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Federal Home Loan Bank
5.000% due 04/02/2007	$4,300	$4,300

Natixis S.A.
5.400% due 04/02/2007	4,300	4,300

Rabobank USA Financial Corp.
5.390% due 06/06/2007	4,300	4,300

Societe Generale NY
5.380% due 08/22/2007	2,800	2,800

UBS Finance Delaware LLC
5.145% due 08/01/2007	300	294

		16,093

REPURCHASE AGREEMENTS 14.3%
Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007	12,300	12,300

(Dated 03/30/2007. Collateralized by U.S. Treasury Notes 3.875% due 07/15/2010 valued at $12,648. Repurchase proceeds are $12,305.)

Lehman Brothers, Inc.
5.150% due 04/02/2007	5,000	5,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $5,128. Repurchase proceeds are $5,002.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 04/02/2007	$5,110	$5,110

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $5,212. Repurchase proceeds are $5,112.)

		22,410

U.S. TREASURY BILLS 6.1%
4.955% due 05/31/2007 - 06/14/2007 (a)(d)	9,730	9,623

Total Short-Term Instruments (Cost $55,234)		55,229

PURCHASED OPTIONS (f) 0.3%
(Cost $431)		433

Total Investments (c) 117.6% (Cost $184,919)		$185,088

Written Options (g) (0.3%) (Premiums $416)		(444)

Other Assets and Liabilities (Net) (17.3%)		(27,192)

Net Assets 100.0%		$157,452

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Principal amount of security is adjusted for inflation.
(c)	As of March 31, 2007, portfolio securities with an aggregate value of $1,939 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(d)	Securities with an aggregate market value of $9,623 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	28	$(9)
90-Day Euribor December Futures	Long	12/2008	11	(2)
90-Day Euribor June Futures	Long	06/2008	55	(17)
90-Day Euribor March Futures	Long	03/2008	26	(15)
90-Day Euribor September Futures	Long	09/2008	10	(3)
90-Day Eurodollar December Futures	Long	12/2007	537	140
90-Day Eurodollar December Futures	Long	12/2008	76	62
90-Day Eurodollar June Futures	Long	06/2008	220	48
90-Day Eurodollar March Futures	Long	03/2008	409	59
90-Day Eurodollar September Futures	Long	09/2007	102	(16)
90-Day Eurodollar September Futures	Long	09/2008	55	50
90-Day Euroyen December Futures	Long	12/2007	34	7
90-Day Euroyen September Futures	Long	09/2007	22	5
Euro-Bund 10-Year Note June Futures	Long	06/2007	26	(25)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	10	2
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	20	4
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	14	2
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	44	1
S&P 500 E-mini Index June Futures	Long	06/2007	50	26
S&P 500 Index June Futures	Short	06/2007	448	(2,232)
U.S. Treasury 2-Year Note June Futures	Short	06/2007	9	2
U.S. Treasury 10-Year Note June Futures	Short	06/2007	22	10
U.S. Treasury 30-Year Bond June Futures	Long	06/2007	16	(31)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	23	(26)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	18	(3)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	19	(9)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	14	(18)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	7	(6)

				$(1,994)

See Accompanying Notes	Annual Report	March 31, 2007	79

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(e)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%		09/20/2007	JPY	13,000	$1
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		$1,000	5
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%		03/20/2009		1,300	(1)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%		03/20/2009		300	0
Barclays Bank PLC	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.620%		08/20/2011		500	1
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.495%		08/20/2011		500	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		02/20/2009		1,400	1
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%		03/20/2009		200	0
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.063%		12/20/2007		200	0
Deutsche Bank AG	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.063%		12/20/2007		200	0
Deutsche Bank AG	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.300%		06/20/2008		800	1
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650%	)	12/20/2016		2,000	7
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008		900	0
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%		12/20/2007		200	0
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.100%		06/20/2007		1,100	2
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.240%		11/20/2007		700	1
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%		11/20/2007		700	2
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008		100	0
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%		03/20/2009		200	0
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%		11/20/2011		1,200	24
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%		08/20/2016		500	23
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%		02/20/2009		700	1
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%		03/20/2009		200	0
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%		03/20/2009		800	(1)

								$68

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	400	$(2)
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010	BRL	300	3
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		600	5
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	100	(3)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		100	(2)
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010	EUR	200	4
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		400	0
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		200	0
Morgan Stanley	6-Month EUR-LIBOR	Pay	6.000%	06/18/2034		300	1
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		200	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		200	0
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	1,000	1
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(2)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		900	3
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		100	12
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100	0
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		600	1
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,200	(5)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		400	(9)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		300	27
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		200	8
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		600	(2)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		600	65
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	50,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		440,000	3
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		80,000	0
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		190,000	5
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		166,000	7
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		20,000	0

80	PIMCO Funds	See Accompanying Notes

March 31, 2007

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012	JPY	70,000	$5
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		114,000	12
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		30,000	0
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		10,000	1
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		20,000	2
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		38,000	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		50,000	0
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		1,080,000	4
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		140,000	5
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		50,000	5
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016	MXN	500	1
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		$5,600	3
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,800	(13)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		2,700	8
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,800	(23)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	25
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		9,100	41
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		100	(4)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		1,200	(7)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008		9,700	24
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		6,500	1
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		2,700	(54)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		4,000	(4)

							$156

(f)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CME S&P 500 June Futures	$ 1,650.000	06/14/2007	42	$1	$0
Call - CME S&P 500 June Futures	1,700.000	06/14/2007	300	9	0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	1,251	12	0
Put - CME 90-Day Eurodollar June Futures	91.750	06/18/2007	10	0	0

				$22	$0

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007	EUR	3,000	$17	$2
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	700	3	0
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		400	2	0
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$9,000	33	25
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		2,000	8	5
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		3,000	13	11
Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008		5,000	14	12
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007		4,000	9	2
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		2,300	13	12
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007		9,000	40	58
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007		8,000	38	88
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007		10,000	26	6
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		6,000	14	7
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007		10,000	13	16
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007		6,000	24	30
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		11,900	59	85
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008		13,700	83	74

								$409	$433

(g)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	18	$7	$14
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	10	2	4
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	6	2	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	7	1	0
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	31	7	1
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	6	2	2

				$21	$22

See Accompanying Notes	Annual Report	March 31, 2007	81

Schedule of Investments StocksPLUS® TR Short Strategy Fund (Cont.)	March 31, 2007

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007	EUR	1,000	$13	$5
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	200	3	0
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		100	2	0
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$4,000	33	28
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		1,000	9	6
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008		1,000	12	10
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007		1,000	14	5
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		1,000	12	11
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007		4,000	41	67
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007		3,000	33	82
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007		1,800	19	11
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007		3,000	25	19
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007		1,000	11	8
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007		3,000	28	32
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008		5,000	60	72
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008		6,000	80	66

								$395	$422

(h)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (2)
U.S. Treasury Notes	4.625%	02/15/2017	$500	$505	$503

(2) Market value includes $3 of interest payable on short sales.

(i)	Foreign currency contracts outstanding on March 31, 2007:

	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	133	04/2007	$1	$0	$1
Buy	BRL	1,159	05/2007	31	0	31
Sell		1,159	05/2007	0	(2)	(2)
Buy		627	06/2007	20	0	20
Buy		430	10/2007	0	(1)	(1)
Buy		1,159	03/2008	0	0	0
Buy	CNY	192	09/2007	1	0	1
Buy		14,289	11/2007	9	0	9
Sell		343	11/2007	0	0	0
Buy		1,014	01/2008	0	0	0
Buy	EUR	148	04/2007	0	0	0
Sell		693	04/2007	0	(1)	(1)
Sell	GBP	361	04/2007	0	(4)	(4)
Sell	JPY	30,277	05/2007	0	(7)	(7)
Buy	KRW	16,135	04/2007	0	0	0
Sell		47,825	04/2007	0	0	0
Buy		248,382	05/2007	0	(1)	(1)
Sell		199,216	05/2007	0	0	0
Buy	MXN	2,100	04/2007	0	(3)	(3)
Sell		2,100	04/2007	1	0	1
Buy		2,100	03/2008	0	0	0
Buy	NZD	72	04/2007	1	0	1
Buy	PLN	54	04/2007	1	0	1
Sell		54	04/2007	0	0	0
Buy		54	09/2007	0	0	0
Buy	RUB	2,994	11/2007	1	0	1
Buy		11,429	12/2007	4	0	4
Buy	SGD	148	04/2007	1	0	1
Sell		74	04/2007	0	0	0
Buy	TWD	2,425	05/2007	0	0	0
Sell		1,687	05/2007	0	0	0

				$71	$(19)	$52

82	PIMCO Funds	See Accompanying Notes

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund®	March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Georgia-Pacific Corp.
7.340% due 12/20/2012	$9,952	$10,015
7.364% due 12/20/2012	938	944

HCA, Inc.
7.614% due 11/14/2013	19,900	20,093

Shackleton Re Ltd.
12.875% due 08/01/2008	5,000	5,000
13.371% due 08/01/2008	3,000	3,045

Total Bank Loan Obligations (Cost $38,756)		39,097

CORPORATE BONDS & NOTES 4.6%
American Express Centurion Bank
5.319% due 05/07/2008	7,000	7,000

Atlantic & Western Re Ltd.
11.599% due 01/09/2009	15,000	15,268

Bank of America Corp.
5.370% due 11/06/2009	9,600	9,598

Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	2,050	2,065

C5 Capital SPV Ltd.
6.196% due 12/01/2049	5,000	5,011

C8 Capital SPV Ltd.
6.640% due 12/31/2049	6,500	6,445

C10 Capital SPV Ltd.
6.722% due 12/01/2049	1,000	988

Caesars Entertainment, Inc.
8.875% due 09/15/2008	9,800	10,241

Calabash Re II Ltd.
13.755% due 01/08/2010	4,900	5,030
14.955% due 01/08/2010	2,500	2,613
16.255% due 01/08/2010	2,400	2,505

Caterpillar Financial Services Corp.
5.420% due 05/18/2009	2,400	2,403

CIT Group, Inc.
5.000% due 11/24/2008	24,000	23,945

Citigroup, Inc.
5.380% due 12/28/2009	49,400	49,406
5.400% due 01/30/2009	11,200	11,206

Citizens Communications Co.
7.625% due 08/15/2008	2,000	2,070

Cleveland Electric Illuminating Co.
6.860% due 10/01/2008	100	102

CMS Energy Corp.
7.500% due 01/15/2009	13,000	13,406
9.875% due 10/15/2007	4,000	4,105

CSC Holdings, Inc.
7.250% due 07/15/2008	1,400	1,426
7.875% due 12/15/2007	7,600	7,704

Danske Bank A/S
5.914% due 12/29/2049	3,000	3,063

Dominion Resources, Inc.
5.540% due 11/14/2008	1,800	1,802

EchoStar DBS Corp.
5.750% due 10/01/2008	7,800	7,829
6.375% due 10/01/2011	8,000	8,070

El Paso Corp.
6.375% due 02/01/2009	5,600	5,705

Embarq Corp.
7.082% due 06/01/2016	4,200	4,289

Export-Import Bank of Korea
5.580% due 10/04/2011	15,200	15,218

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Ford Motor Credit Co.
6.180% due 09/28/2007	$1,200	$1,200
7.250% due 10/25/2011	16,825	16,368
7.875% due 06/15/2010	5,400	5,424
8.000% due 12/15/2016	200	193

Foundation Re II Ltd.
12.110% due 11/26/2010	10,500	10,690

General Electric Capital Corp.
5.360% due 10/24/2008	8,800	8,804
5.380% due 12/12/2008	10,200	10,210
5.390% due 10/26/2009	10,700	10,698
5.460% due 10/21/2010	4,500	4,511

HBOS Treasury Services PLC
5.400% due 07/17/2009	4,600	4,607

HCA, Inc.
9.250% due 11/15/2016	5,000	5,406

HSBC Finance Corp.
5.360% due 05/21/2008	400	400
5.420% due 10/21/2009	600	600

Kamp Re 2005 Ltd.
5.420% due 12/14/2007 (a)	5,000	3

Lehman Brothers Holdings, Inc.
5.400% due 12/23/2008	5,500	5,501

Mandalay Resort Group
9.500% due 08/01/2008	1,100	1,154
10.250% due 08/01/2007	2,400	2,442

Merrill Lynch & Co., Inc.
5.400% due 10/23/2008	26,300	26,304

MGM Mirage
9.750% due 06/01/2007	5,385	5,439

Midwest Generation LLC
8.300% due 07/02/2009	12,389	12,731

Morgan Stanley
5.360% due 11/21/2008	3,100	3,100
5.600% due 01/22/2009	3,000	3,003

Mystic Re Ltd.
11.660% due 12/05/2008	6,600	6,667
14.360% due 12/05/2008	1,000	1,007

Osiris Capital PLC
10.360% due 01/15/2010	1,700	1,709

Pemex Project Funding Master Trust
7.375% due 12/15/2014	250	277
8.625% due 02/01/2022	200	250
9.250% due 03/30/2018	8,300	10,537

Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	2,000	2,009

Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	240	225

Qwest Capital Funding, Inc.
6.375% due 07/15/2008	1,500	1,515

Rabobank Nederland
5.380% due 01/15/2009	9,200	9,208

Redwood Capital IX Ltd.
7.764% due 01/09/2008	2,400	2,407
12.114% due 01/09/2008	4,300	4,344
13.114% due 01/09/2008	300	303

Residential Reinsurance 2004 Ltd.
14.860% due 06/08/2007	1,600	1,616

Reynolds American, Inc.
6.500% due 06/01/2007	9,100	9,119

Royal Bank of Scotland Group PLC
5.410% due 07/21/2008	4,000	4,004

Royal Caribbean Cruises Ltd.
7.000% due 10/15/2007	1,900	1,918

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Santander U.S. Debt S.A. Unipersonal
5.410% due 09/19/2008	$4,900	$4,909

Service Corp. International
6.500% due 03/15/2008	3,455	3,490

Shackleton Re Ltd.
13.360% due 02/07/2008	5,500	5,590

Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	3,500	3,503

Travelers Property Casualty Corp.
3.750% due 03/15/2008	100	98

Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	20,000	20,012

Vita Capital II Ltd.
6.760% due 01/01/2010	5,500	5,531

Vita Capital III Ltd.
6.466% due 01/01/2011	300	300
6.486% due 01/01/2012	8,000	8,012

VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	19,000	19,033

Wachovia Bank N.A.
5.418% due 12/02/2010	27,200	27,217

Williams Cos., Inc.
6.375% due 10/01/2010	20,000	20,375

World Savings Bank FSB
5.473% due 03/02/2009	2,700	2,709

Total Corporate Bonds & Notes (Cost $546,733)		545,195

MUNICIPAL BONDS & NOTES 0.1%
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.375% due 06/01/2032	1,200	1,306

California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	1,375	1,387

Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
4.750% due 01/01/2014	2,000	2,165

Kansas City, Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	1,600	1,714

Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	1,140	1,224

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2038	1,270	1,364

Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	1,200	1,283

South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	1,000	1,072

Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	3,185	3,493

Total Municipal Bonds & Notes (Cost $13,157)		15,008

COMMODITY INDEX-LINKED NOTES 31.4%
ABN AMRO Bank NV
5.140% due 03/07/2008	106,800	118,646

See Accompanying Notes	Annual Report	March 31, 2007	83

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
American International Group, Inc.
0.000% due 03/20/2008	$114,000	$111,288

Bank of America N.A.
5.180% due 10/22/2007	122,000	156,129

Barclays Bank PLC
5.260% due 05/04/2007	100,000	114,396
5.260% due 05/07/2007	150,000	169,931

Bear Stearns Cos., Inc.
0.000% due 10/12/2007 (k)	182,000	216,994

Calyon Financial, Inc.
0.000% due 07/16/2007	117,000	117,856

Commonwealth Bank of Australia
5.690% due 06/21/2007	184,000	203,637

Credit Suisse First Boston
4.676% due 05/07/2007	50,000	59,155
5.260% due 01/14/2008	94,700	121,024

Deutsche Bank AG
0.000% due 07/27/2007 (k)	20,000	24,530

Eksportfinans A/S
0.000% due 05/18/2007	221,500	236,799

Goldman Sachs Group, Inc.
0.000% due 10/31/2007	40,000	47,704

IXIS Financial Products, Inc.
5.100% due 04/30/2007	100,000	122,864
5.110% due 04/09/2007	98,000	110,822

JPMorgan & Co., Inc.
0.000% due 02/27/2008	100,000	114,230

JPMorgan Chase Bank
4.679% due 04/30/2007	99,000	111,858

LBBW
0.000% due 10/25/2007	197,000	246,019

Lehman Brothers Treasury Co. BV
0.000% due 05/08/2007 (k)	100,000	117,106

Merrill Lynch & Co., Inc.
0.000% due 03/24/2008	98,000	108,651

Morgan Stanley
0.000% due 02/06/2008 (k)	150,000	178,520

Rabobank Nederland
0.000% due 07/21/2007	231,000	265,019

Svensk ExportKredit AB
0.000% due 04/18/2007	98,000	111,621
5.600% due 10/25/2007	125,000	156,120

TD NY LLC
0.000% due 01/17/2008	217,000	286,623

UBS Warburg LLC
0.000% due 03/12/2008	81,000	93,407

Total Commodity Index-Linked Notes (Cost $3,196,000)		3,720,949

U.S. GOVERNMENT AGENCIES 6.8%
Fannie Mae
4.656% due 04/01/2035	629	630
4.671% due 05/01/2035	1,428	1,421
5.000% due 07/01/2035 - 03/01/2036	29,475	28,516
5.450% due 03/25/2036	4,154	4,165
5.500% due 01/01/2034 - 04/01/2037	503,111	497,934
5.950% due 02/25/2044	12,452	12,447
6.000% due 06/01/2031 - 05/01/2037	191,971	193,427
6.133% due 07/01/2044 - 10/01/2044	8,132	8,245

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Freddie Mac
5.000% due 01/15/2018 - 08/15/2020	$16,709	$16,633
5.720% due 11/15/2016 - 03/15/2017	3,664	3,673

Ginnie Mae
5.500% due 04/01/2037	37,000	36,803

Total U.S. Government Agencies (Cost $804,232)		803,894

U.S. TREASURY OBLIGATIONS 108.7%
Treasury Inflation Protected Securities (c)
0.875% due 04/15/2010	1,988,289	1,923,127
1.625% due 01/15/2015	206,465	198,271
1.875% due 07/15/2013	569,003	561,757
1.875% due 07/15/2015	892,276	872,514
2.000% due 01/15/2014	541,487	536,368
2.000% due 07/15/2014	767,014	759,824
2.000% due 01/15/2016	364,353	358,845
2.000% due 01/15/2026	336,412	319,828
2.375% due 04/15/2011	333,671	338,116
2.375% due 01/15/2017	401,954	408,031
2.375% due 01/15/2025	1,271,126	1,279,765
2.375% due 01/15/2027	165,800	167,218
2.500% due 07/15/2016	440,266	451,910
3.000% due 07/15/2012	1,028,208	1,078,093
3.375% due 01/15/2012	5,414	5,746
3.375% due 04/15/2032	55,987	68,282
3.500% due 01/15/2011	330,997	349,576
3.625% due 01/15/2008	337,725	342,989
3.625% due 04/15/2028	881,409	1,073,150
3.875% due 01/15/2009	179,806	186,430
3.875% due 04/15/2029	655,075	831,741
4.250% due 01/15/2010	419,565	446,296

U.S. Treasury Bonds
6.250% due 08/15/2023	3,000	3,445
8.875% due 08/15/2017	20,000	26,750

U.S. Treasury Notes
3.875% due 09/15/2010	29,640	29,037
4.500% due 02/28/2011	45,400	45,352
4.875% due 04/30/2011	230,200	233,042

Total U.S. Treasury Obligations (Cost $13,004,081)		12,895,503

MORTGAGE-BACKED SECURITIES 2.6%
American Home Mortgage Investment Trust
5.470% due 09/25/2035	1,643	1,644

Arkle Master Issuer PLC
5.300% due 11/19/2007	14,400	14,405

Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	10,430	10,437

Citigroup Mortgage Loan Trust, Inc.
4.900% due 12/25/2035	2,594	2,585

Commercial Mortgage Pass-Through Certificates
6.455% due 05/15/2032	6,847	6,927

Countrywide Alternative Loan Trust
5.400% due 09/20/2046	9,239	9,241
5.500% due 01/25/2046	7,100	7,090
5.500% due 02/20/2047	16,351	16,328
5.600% due 12/25/2035	1,171	1,174

Countrywide Home Loan Mortgage Pass-Through Trust
5.660% due 06/25/2035	7,985	7,970

Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
5.400% due 02/25/2037	1,762	1,764
5.420% due 10/25/2036	12,541	12,553

Greenpoint Mortgage Funding Trust
5.400% due 10/25/2046	7,989	7,995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
GSR Mortgage Loan Trust
4.539% due 09/25/2035	$25,297	$25,050

Harborview Mortgage Loan Trust
5.410% due 01/19/2038	5,709	5,717
5.540% due 05/19/2035	3,653	3,660

Impac Secured Assets CMN Owner Trust
5.400% due 01/25/2037	4,429	4,433

Indymac Index Mortgage Loan Trust
5.410% due 11/25/2046	11,838	11,844

Residential Accredit Loans, Inc.
5.620% due 08/25/2035	4,484	4,492

Securitized Asset Sales, Inc.
7.614% due 11/26/2023	121	121

Structured Asset Mortgage Investments, Inc.
5.390% due 08/25/2036	9,147	9,154

Structured Asset Securities Corp.
5.331% due 10/25/2035	7,909	7,881
5.370% due 05/25/2036	819	819

TBW Mortgage-Backed Pass-Through Certificates
5.420% due 09/25/2036	1,936	1,938

Thornburg Mortgage Securities Trust
5.430% due 04/25/2036	1,207	1,208
5.430% due 12/25/2036	1,877	1,877
5.440% due 08/25/2036	24,406	24,384

Wachovia Bank Commercial Mortgage Trust
5.410% due 09/15/2021	49,886	49,917

Washington Mutual, Inc.
5.743% due 12/25/2046	4,248	4,260
5.892% due 11/25/2046	3,424	3,448
5.896% due 07/25/2046	22,854	22,969
6.183% due 11/25/2042	1,649	1,657

Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	5,735	5,601
4.110% due 06/25/2035	9,710	9,655

Total Mortgage-Backed Securities (Cost $299,904)		300,198

ASSET-BACKED SECURITIES 3.1%
Aames Mortgage Investment Trust
5.380% due 04/25/2036	985	986

ACE Securities Corp.
5.370% due 07/25/2036	6,134	6,135

Argent Securities, Inc.
5.370% due 10/25/2036	10,951	10,959

Asset-Backed Funding Certificates
5.380% due 11/25/2036	1,781	1,782
5.670% due 06/25/2034	13,994	14,032

Asset-Backed Securities Corp. Home Equity
5.370% due 11/25/2036	1,631	1,632

Bank One Issuance Trust
5.430% due 12/15/2010	1,700	1,703

Bear Stearns Asset-Backed Securities, Inc.
5.370% due 11/25/2036	1,453	1,453
5.400% due 10/25/2036	1,787	1,788
5.650% due 01/25/2036	2,000	2,001
5.770% due 03/25/2043	191	191

Chase Credit Card Master Trust
5.420% due 10/15/2009	4,100	4,104
5.440% due 02/15/2010	3,100	3,104

Chase Issuance Trust
5.330% due 12/15/2010	3,960	3,964

Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	4,348	4,350

84	PIMCO Funds	See Accompanying Notes

March 31, 2007

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	$15,730	$15,730
5.370% due 01/25/2037	9,794	9,800
5.370% due 03/25/2037	8,527	8,532
5.380% due 09/25/2046	5,622	5,626
5.430% due 10/25/2046	12,863	12,868

First Franklin Mortgage Loan Asset-Backed Certificates
5.370% due 11/25/2036	22,542	22,555

First NLC Trust
5.440% due 02/25/2036	2,730	2,732

Fremont Home Loan Trust
5.370% due 10/25/2036	1,947	1,947
5.380% due 01/25/2037	1,693	1,693
5.490% due 01/25/2036	2,509	2,511

GSAMP Trust
5.360% due 10/25/2036	3,652	3,654
5.390% due 10/25/2036	2,022	2,023

GSR Mortgage Loan Trust
5.420% due 11/25/2030	505	505

Honda Auto Receivables Owner Trust
5.342% due 11/15/2007	7,389	7,393

HSI Asset Securitization Corp. Trust
5.370% due 10/25/2036	2,288	2,286

Hyundai Auto Receivables Trust
5.348% due 11/15/2007	1,967	1,968

Indymac Residential Asset-Backed Trust
5.370% due 11/25/2036	4,831	4,834

JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	2,056	2,057
5.370% due 07/25/2036	4,472	4,474
5.370% due 08/25/2036	10,700	10,706
5.390% due 11/25/2036	2,815	2,817
5.530% due 06/25/2035	927	929

Lehman XS Trust
5.400% due 07/25/2046	10,161	10,167
5.400% due 11/25/2046	13,120	13,125

Long Beach Mortgage Loan Trust
5.350% due 06/25/2036	768	768
5.360% due 11/25/2036	1,782	1,783

MASTR Asset-Backed Securities Trust
5.380% due 10/25/2036	870	870
5.400% due 01/25/2036	1,162	1,161

MBNA Credit Card Master Note Trust
5.420% due 12/15/2011	1,300	1,304
5.505% due 09/15/2010	2,000	2,005

Merrill Lynch Mortgage Investors, Inc.
5.370% due 05/25/2037	8,248	8,254
5.380% due 04/25/2037	943	944
5.380% due 10/25/2037	6,710	6,714
5.390% due 07/25/2037	7,143	7,147
5.400% due 01/25/2037	2,273	2,274

Morgan Stanley ABS Capital I
5.350% due 06/25/2036	654	654
5.360% due 06/25/2036	1,361	1,362
5.360% due 10/25/2036	7,828	7,832
5.370% due 09/25/2036	6,738	6,742
5.400% due 12/25/2035	469	470

Morgan Stanley IXIS Real Estate Capital Trust
5.370% due 11/25/2036	1,740	1,741

Option One Mortgage Loan Trust
5.360% due 02/25/2037	1,085	1,085
5.370% due 07/25/2036	1,093	1,094

		PRINCIPAL AMOUNT (000S)	VALUE (000S)
Park Place Securities, Inc.
5.580% due 09/25/2035		$923	$925

Residential Asset Mortgage Products, Inc.
5.390% due 11/25/2036		3,169	3,171

Residential Asset Securities Corp.
5.390% due 04/25/2036		1,122	1,123
5.390% due 11/25/2036		22,942	22,957
5.410% due 01/25/2036		1,322	1,323

Securitized Asset-Backed Receivables LLC Trust
5.370% due 09/25/2036		2,737	2,738

SLM Student Loan Trust
5.330% due 10/25/2012		9,525	9,529
5.330% due 07/25/2013		2,299	2,301
5.340% due 04/25/2012		5,078	5,082

Soundview Home Equity Loan Trust
5.370% due 10/25/2036		10,100	10,106
5.380% due 11/25/2036		5,837	5,832
5.390% due 02/25/2036		166	166
5.390% due 03/25/2036		214	215
5.420% due 12/25/2035		1,022	1,023
5.420% due 10/25/2036		3,171	3,173
5.550% due 06/25/2035		2,574	2,576

Specialty Underwriting & Residential Finance
5.350% due 06/25/2037		1,143	1,144
5.365% due 11/25/2037		1,253	1,253

Structured Asset Investment Loan Trust
5.370% due 07/25/2036		1,155	1,154

Structured Asset Securities Corp.
5.370% due 10/25/2036		12,036	12,042
5.400% due 11/25/2035		3,131	3,134

Triad Auto Receivables Owner Trust
5.341% due 11/13/2007		2,271	2,273

Wachovia Auto Owner Trust
5.358% due 11/09/2007		776	777

WFS Financial Owner Trust
3.590% due 10/19/2009		3,793	3,769

Total Asset-Backed Securities (Cost $360,913)			361,106

FOREIGN CURRENCY-DENOMINATED ISSUES 1.1%
Canadian Government Bond
3.000% due 12/01/2036 (c)	CAD	21,475	23,903

France Government Bond
3.000% due 07/25/2012 (c)	EUR	11,012	15,622
3.150% due 07/25/2032 (c)		1,080	1,769

Italy Buoni Poliennali Del Tesoro
2.150% due 09/15/2014 (c)		4,309	5,837

Pylon Ltd.
5.396% due 12/18/2008 (k)		3,700	4,991
7.796% due 12/18/2008		4,300	5,869

Republic of Germany
5.625% due 01/04/2028		8,400	13,299

Sweden Government Bond
3.500% due 12/01/2015	SEK	12,000	2,187

United Kingdom Gilt Inflation Linked Bond
2.500% due 05/20/2009	GBP	12,000	60,199

Total Foreign Currency-Denominated Issues (Cost $126,783)			133,676

	SHARES	VALUE (000S)
PREFERRED STOCKS 0.0%
Fresenius Medical Care Capital Trust II
7.875% due 02/01/2008	2,700	$2,741

Total Preferred Stocks (Cost $2,775)		2,741

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 8.2%

CERTIFICATES OF DEPOSIT 3.2%
Abbey National Treasury Services PLC
5.270% due 07/02/2008	$112,700	112,743

Calyon Financial, Inc.
5.340% due 01/16/2009	11,300	11,300

Fortis Bank NY
5.265% due 04/28/2008	28,000	28,036
5.265% due 06/30/2008	900	900

Nordea Bank Finland PLC
5.262% due 03/31/2008	3,600	3,600

Skandinav Enskilda BK
5.272% due 08/21/2008	16,900	16,900

Societe Generale NY
5.269% due 06/30/2008	192,600	192,666

Unicredito Italiano NY
5.358% due 05/06/2008	14,500	14,503

		380,648

COMMERCIAL PAPER 3.9%
Abbey National N.A. LLC
5.220% due 06/11/2007	3,600	3,562

ASB Finance Ltd.
5.235% due 06/20/2007	2,000	1,986
5.240% due 06/20/2007	15,200	15,100

Bank of America Corp.
5.195% due 07/24/2007	3,800	3,737
5.220% due 07/24/2007	1,200	1,184
5.230% due 07/24/2007	12,500	12,372

Bank of Ireland
5.235% due 06/14/2007	11,400	11,340
5.240% due 06/14/2007	3,900	3,882

Barclays U.S. Funding Corp.
5.225% due 06/29/2007	5,600	5,526
5.240% due 06/29/2007	8,200	8,145

BNP Paribas Finance, Inc.
5.410% due 07/06/2007	28,800	28,796

Calyon N.A. LLC
5.230% due 07/09/2007	1,000	993
5.235% due 07/09/2007	15,200	15,103

CBA (de) Finance
5.235% due 06/15/2007	1,400	1,390

Cox Communications, Inc.
5.570% due 09/17/2007	12,300	12,300

Danske Corp.
5.210% due 06/11/2007	15,900	15,731
5.250% due 06/11/2007	600	599

Dexia Delaware LLC
5.235% due 06/13/2007	24,900	24,770

DnB NORBank ASA
5.220% due 07/11/2007	4,900	4,846
5.225% due 07/11/2007	12,900	12,724

Federal Home Loan Bank
5.000% due 04/02/2007	13,800	13,800

See Accompanying Notes	Annual Report	March 31, 2007	85

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

+	PRINCIPAL AMOUNT (000S)	VALUE (000S)
General Electric Capital Corp.
5.210% due 10/26/2007	$12,400	$12,277
5.220% due 10/26/2007	4,200	4,157

HBOS Treasury Services PLC
5.215% due 06/11/2007	1,800	1,781
5.225% due 06/29/2007	8,700	8,591
5.235% due 06/29/2007	4,700	4,671
5.240% due 06/29/2007	2,700	2,697

ING U.S. Funding LLC
5.230% due 06/22/2007	11,600	11,516
5.235% due 06/22/2007	5,000	4,969

Intesa Funding LLC
5.235% due 06/15/2007	15,200	15,103

IXIS Commercial Paper Corp.
5.235% due 06/13/2007	3,900	3,875
5.240% due 06/13/2007	13,800	13,730

Nordea N.A., Inc.
5.220% due 07/11/2007	5,900	5,823

Rabobank USA Financial Corp.
5.210% due 06/06/2007	14,600	14,456
5.390% due 06/06/2007	3,800	3,800

San Paolo IMI U.S. Financial Co.
5.220% due 06/27/2007	15,800	15,596

Santander Hispano Finance Delaware
5.215% due 06/14/2007	12,000	11,871
5.240% due 06/14/2007	1,000	994

Societe Generale NY
5.220% due 08/22/2007	25,600	25,299

Statens Bostadsfin Bank
5.240% due 08/16/2007	14,900	14,807

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
Svenska Handelsbanken, Inc.
5.185% due 08/20/2007	$14,900	$14,682
5.220% due 08/20/2007	2,700	2,664

Swedbank AB
5.240% due 06/21/2007	2,400	2,390

Toyota Motor Credit Corp.
5.220% due 08/07/2007	15,900	15,713

UBS Finance Delaware LLC
5.185% due 08/01/2007	400	400
5.220% due 08/01/2007	1,200	1,185
5.225% due 08/01/2007	12,000	11,890
5.235% due 08/01/2007	1,600	1,588
5.240% due 08/01/2007	3,000	2,990

Viacom, Inc.
5.594% due 05/29/2007	19,800	19,800

Westpac Trust Securities NZ Ltd.
5.220% due 06/06/2007	15,500	15,358

		462,559

REPURCHASE AGREEMENTS 0.6%
Lehman Brothers, Inc.
5.150% due 04/02/2007	67,000	67,000

(Dated 03/30/2007. Collateralized by U.S. Treasury Bonds 8.750% due 08/15/2020 valued at $66,584 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $2,040. Repurchase proceeds are $67,029.)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
State Street Bank and Trust Co.
4.900% due 04/02/2007	$700	$700

(Dated 03/30/2007. Collateralized by Federal Home Loan Bank 3.875% due 06/08/2007 valued at $716. Repurchase proceeds are $700.)

		67,700

TRI-PARTY REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
4.900% due 04/02/2007	7,107	7,107

(Dated 03/30/2007. Collateralized by Freddie Mac 5.250% - 6.000% due 10/19/2015 - 11/20/2015 valued at $7,250. Repurchase proceeds are $7,110.)

U.S. TREASURY BILLS 0.5%
4.932% due 05/31/2007 - 06/14/2007 (b)(d)(e)(h)	55,275	54,697

Total Short-Term Instruments (Cost $972,565)		972,711

PURCHASED OPTIONS (j) 0.0%
(Cost $2,814)		3,859

Total Investments (i) 166.9% (Cost $19,368,713)		$19,793,937

Written Options (j) (0.2%) (Premiums $18,764)		(18,307)

Other Assets and Liabilities (Net) (66.7%)		(7,912,576)

Net Assets 100.0%		$11,863,054

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Securities with an aggregate market value of $6,182 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(e)	Securities with an aggregate market value of $8,408 have been pledged as collateral for delayed-delivery securities on March 31, 2007.
(f)	As of March 31, 2007, portfolio securities with an aggregate value of $3,812,858 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(g)	Securities with an aggregate market value of $35,647 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Short	12/2007	354	$116
90-Day Eurodollar December Futures	Long	12/2008	622	599
90-Day Eurodollar June Futures	Long	06/2007	1,122	(947)
90-Day Eurodollar June Futures	Short	06/2008	3,083	(572)
90-Day Eurodollar June Futures	Long	06/2009	622	599
90-Day Eurodollar March Futures	Short	03/2008	2,206	42
90-Day Eurodollar March Futures	Long	03/2009	622	599
90-Day Eurodollar September Futures	Long	09/2007	629	(76)
90-Day Eurodollar September Futures	Short	09/2008	2,461	(748)
Euro-Bund 10-Year Note June Futures	Short	06/2007	738	1,210
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.500	Short	06/2007	1,048	226
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.500	Short	06/2007	879	260
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 113.500	Short	06/2007	1,048	199
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.500	Short	06/2007	879	(193)
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 121.500	Long	06/2007	760	0
Japan Government 10-Year Bond June Futures	Long	06/2007	446	(501)
U.S. Treasury 5-Year Note June Futures	Long	06/2007	5,571	2,841
U.S. Treasury 10-Year Note June Futures	Long	06/2007	482	(60)
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	2,874	4,290
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	2,342	(1,094)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	3,911	(1,840)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	2,500	(3,342)

				$1,608

86	PIMCO Funds	See Accompanying Notes

March 31, 2007

(h)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps
Counterparty	Reference Entity	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate		Expiration Date	Notional Amount	Unrealized Appreciation
ABN AMRO Bank, N. V.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.100%		06/20/2007	$3,000	$45
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.100%		06/20/2011	3,500	169
Bank of America	DR Horton, Inc. 5.375% due 06/15/2012	Buy	(0.750%	)	03/20/2012	4,000	107
Barclays Bank PLC	Vnesheconom 0.000% due 07/12/2009	Sell	0.650%		11/20/2008	9,600	56
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	26,000	42
Barclays Bank PLC	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.350%		12/20/2008	17,700	17
Barclays Bank PLC	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.330%		12/20/2008	17,700	27
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%		12/20/2008	3,000	14
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.780%		12/20/2008	17,700	108
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	3,000	31
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	3,000	34
Citibank N.A.	Morgan Stanley 6.600% due 04/01/2012	Buy	(0.068%	)	06/20/2007	99,000	7
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	13,000	12
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.510%		12/20/2008	36,000	74
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.325%		12/20/2008	18,800	27
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%		12/20/2008	7,000	33
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.790%		12/20/2008	18,800	119
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.000%		06/20/2007	2,000	14
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%		06/20/2007	1,000	11
Goldman Sachs & Co.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.700%		06/20/2007	2,600	24
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.300%		09/20/2007	6,200	50
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%		09/20/2007	10,400	92
Goldman Sachs & Co.	Masco Corp. 5.875% due 07/15/2012	Buy	(0.500%	)	03/20/2012	8,000	59
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.670%		06/20/2007	1,000	6
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.680%		06/20/2007	500	3
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%		06/20/2007	700	4
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.350%		06/20/2007	1,000	10
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%		09/20/2007	1,600	13
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%		11/20/2007	14,000	19
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%		02/20/2008	17,000	4
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	5,000	57
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%		06/20/2007	3,100	32
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%		06/20/2007	1,000	11
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.550%		06/20/2007	1,000	9
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.200%		07/20/2007	4,000	2
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%		12/20/2008	2,000	1
Lehman Brothers, Inc.	Peru Government International Bond 9.125% due 02/21/2012	Sell	0.370%		12/20/2008	17,100	24
Lehman Brothers, Inc.	Centex Corp. 5.250% due 06/15/2015	Buy	(0.570%	)	03/20/2012	4,000	103
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	5,400	46
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%		06/20/2007	5,000	55
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%		09/20/2007	3,000	23
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%		12/20/2007	11,000	10
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%		12/20/2008	8,800	14
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%		12/20/2008	5,000	1
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.600%		06/20/2007	2,000	17
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.650%		06/20/2007	1,000	11
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%		09/20/2007	1,200	10
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.250%		09/20/2007	4,400	102
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	3.620%		06/20/2011	1,000	67

							$1,826

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

See Accompanying Notes	Annual Report	March 31, 2007	87

Consolidated Schedule of Investments  CommodityRealReturn Strategy Fund®  (Cont.)

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Citibank N.A.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010	AUD	6,600	$(8)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		197,500	(196)
JPMorgan Chase & Co.	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		33,400	(42)
Royal Bank of Canada	6-Month Australian Bank Bill	Pay	6.500%	01/15/2010		105,900	(79)
Bank of America	3-Month Canadian Bank Bill	Receive	5.000%	06/15/2015	CAD	32,000	(420)
Bank of America	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		3,000	(64)
Deutsche Bank AG	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		22,100	(822)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2025		9,000	(65)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		16,300	(410)
Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	5.500%	06/15/2035		41,300	(1,522)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		23,600	(375)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	4,900	107
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		6,000	5
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.138%	01/19/2016		32,700	419
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	09/14/2010		30,000	619
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		32,700	725
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.040%	02/21/2011		21,200	329
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.988%	12/15/2011		71,500	343
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.983%	03/15/2012		5,500	4
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.150%	01/19/2016		45,000	883
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.976%	12/15/2011		66,900	348
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.995%	03/15/2012		42,900	106
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		6,600	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.028%	10/15/2011		25,900	374
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.973%	12/15/2011		46,200	185
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		8,500	6
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.353%	10/15/2016		25,000	192
Lehman Brothers, Inc.	6-Month EUR-LIBOR	Receive	4.000%	06/15/2017		32,400	1,303
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		5,700	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		13,600	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		23,700	502
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.095%	10/15/2011		39,400	696
UBS Warburg LLC	Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA Index	Receive	2.275%	10/15/2016		26,000	(103)
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.350%	10/15/2016		26,000	190
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008	GBP	7,000	(73)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		193,200	(3,193)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		41,300	(2,199)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		56,700	1,594
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	5.000%	09/15/2015		45,500	804
Goldman Sachs & Co.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		4,600	191
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.250%	06/12/2036		29,500	4,129
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/2010		22,000	(183)
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2008		8,800	(90)
UBS Warburg LLC	United Kingdom RPI Index	Pay	2.548%	11/14/2016		35,000	(140)
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	167,000	823
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.330%	02/14/2017		124,500	308
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		130,600	317
Bank of America	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		$298,600	6,799
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2027		18,000	(279)
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		1,100	(25)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		51,200	(50)
Barclays Bank PLC	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		93,000	112
Citibank N.A.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		306,000	6,404
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2021		72,500	(2,670)
Deutsche Bank AG	3-Month USD-LIBOR	Receive	5.000%	12/20/2026		76,800	(3,593)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037		75,000	(2,840)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		136,150	(133)
Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2014		74,100	433
JPMorgan Chase & Co.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		4,800	109
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2012		3,500	24
Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		155,700	3,545
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		170,000	(166)
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/20/2017		95,900	2,179
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/18/2009		793,000	3,893
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009		154,400	(145)

							$19,115

88	PIMCO Funds	See Accompanying Notes

March 31, 2007

Total Return Swaps
Counterparty	Type	Receive Total Return	Pay	Expiration Date	# of Contracts	Unrealized Appreciation
AIG International Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,299,669	$13,849
Barclays Bank PLC	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,556,548	15,826
Goldman Sachs & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	615,262	6,256
JPMorgan Chase & Co.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	168,131	1,709
Lehman Brothers, Inc.	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	688,712	7,002
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/17/2007	1,341,992	13,800
Morgan Stanley	Long	Dow Jones - AIG Commodity Index Total Return	3-Month U.S. Treasury Bill rate plus a specified spread	04/18/2007	(199,715)	26

						$58,468

(i)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Call - CBOT U.S. Treasury 30-Year Bond June Futures	$ 129.000	05/25/2007	2,874	$54	$45
Put - CBOT U.S. Treasury 5-Year Note June Futures	102.500	05/25/2007	5,571	105	87
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	2,676	26	0

				$185	$132

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Value
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	$499,000	$2,196	$3,189
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	96,000	353	613

							$2,549	$3,802

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Value
Put - OTC Fannie Mae 5.500% due 06/01/2037	$ 87.500	06/05/2007	$386,000	$45	$25
Put - OTC Fannie Mae 5.500% due 06/01/2037	88.500	06/05/2007	100,000	12	5
Put - OTC Treasury Inflation Protected Securities 1.875% due 07/15/2015	84.000	06/13/2007	100,000	23	0

				$80	$30

Straddle Options
Description	Counterparty	Exercise Price (2)		Expiration Date	Notional Amount	Cost (2)	Value
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Bank of America	JPY	0.000	04/19/2007	$88,700	$0	$(53)
Call & Put - OTC U.S. dollar versus Japanese yen Forward Delta Neutral Straddle	Goldman Sachs & Co.		0.000	04/19/2007	150,900	0	(177)
Call & Put - OTC U.S. dollar versus Swiss franc Forward Delta Neutral Straddle	Royal Bank of Scotland Group PLC	CHF	0.000	09/26/2007	58,000	0	125

						$0	$(105)

(2) Exercise price and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$ 108.000	05/25/2007	2,902	$1,144	$2,313
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	1,327	597	228
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	193.000	10/19/2007	50,000,000	1,395	870
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	195.000	01/09/2008	10,000,000	232	260
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	191.000	01/22/2008	7,000,000	160	237
Call - OTC Dow Jones - AIG Commodity Index Total Return Futures	230.000	10/19/2010	68,000,000	3,401	3,468
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	2,902	889	91
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	1,327	265	394
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	151.000	10/19/2007	50,000,000	1,770	755
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	01/09/2008	10,000,000	309	205
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	144.000	01/22/2008	7,000,000	223	102
Put - OTC Dow Jones - AIG Commodity Index Total Return Futures	150.000	10/19/2010	68,000,000	5,657	4,982
Put - OTC Goldman Sachs - Commodity Index Total Return Futures	82.000	12/19/2008	89,000,000	178	145

				$16,220	$14,050

See Accompanying Notes	Annual Report	March 31, 2007	89

Consolidated Schedule of Investments CommodityRealReturn Strategy Fund® (Cont.)

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Value
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	$215,000	$2,187	$3,581
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	42,000	357	676

							$2,544	$4,257

(k)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bear Stearns Cos., Inc.	0.000%	10/12/2007	09/12/2006	$182,000	$216,994	1.83%
Deutsche Bank AG	0.000%	07/27/2007	10/06/2006	20,000	24,530	0.20%
Lehman Brothers Treasury Co. BV	0.000%	05/08/2007	03/23/2006	100,000	117,106	0.99%
Morgan Stanley	0.000%	02/06/2008	01/25/2007	150,000	178,520	1.51%
Pylon Ltd.	5.396%	12/18/2008	12/11/2003 - 11/14/2006	4,574	4,991	0.04%

				$456,574	$542,141	4.57%

(l)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value (3)
U.S. Treasury Notes	3.000%	11/15/2007	$1,000	$988	$1,000
U.S. Treasury Notes	3.375%	02/15/2008	75,000	74,086	74,409
U.S. Treasury Notes	4.750%	05/15/2014	61,700	62,612	63,466

				$137,686	$138,875

(3) Market value includes $1,587 of interest payable on short sales.

(m)	Foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	347	04/2007	$3	$0	$3
Buy	CAD	720	04/2007	9	0	9
Sell		29,838	04/2007	0	(348)	(348)
Buy	CHF	36,106	06/2007	16	(57)	(41)
Buy	CNY	341,558	09/2007	934	0	934
Buy		647,498	01/2008	1,020	0	1,020
Buy		959,825	03/2008	526	0	526
Buy	EUR	33,796	04/2007	22	0	22
Sell	GBP	52,636	04/2007	0	(874)	(874)
Buy	JPY	3,585,150	05/2007	820	0	820
Sell		4,906,011	05/2007	155	0	155
Buy	PLN	2,748	04/2007	31	0	31
Sell		2,748	04/2007	0	(3)	(3)
Buy		2,748	09/2007	3	0	3
Buy	RUB	23,123	12/2007	7	0	7
Sell	SEK	15,677	06/2007	0	(16)	(16)
Buy	CHF	6,590	06/2007	19	0	19
Buy	CNY	29,128	01/2008	45	0	45
Buy		28,388	03/2008	16	0	16
Buy		46,765	03/2009	76	0	76
Buy	JPY	206,457	05/2007	47	0	47
Sell		201,296	05/2007	5	0	5

				$3,754	$(1,298)	$2,456

90	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Annual Report	March 31, 2007	91

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

All Asset Fund
Class D
03/31/2007	$12.57	$0.69	$0.21	$0.90	$(0.68)	$(0.04)
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)
04/30/2003 - 03/31/2004	11.39	0.63	1.29	1.92	(0.44)	(0.09)
All Asset All Authority Fund
Class D
03/31/2007	$10.59	$0.54	$0.11	$0.65	$(0.56)	$(0.02)
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)
Fundamental IndexPLUSTM Fund
Class D
12/29/2006 - 03/31/2007	$10.72	$0.12	$0.08	$0.20	$(0.00)	$0.00
Fundamental IndexPLUSTM TR Fund
Class D
03/31/2007	$10.28	$0.42	$1.08	$1.50	$(1.36)	$0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00
International StocksPLUS® TR Strategy Fund (Unhedged)
Class D
11/30/2006 - 03/31/2007	$10.00	$0.14	$0.48	$0.62	$(0.42)	$0.00
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Class D
03/31/2007	$12.33	$0.46	$1.17	$1.63	$(1.80)	$0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)
10/30/2003 - 03/31/2004	10.00	0.01	1.01	1.02	(0.26)	0.00
Real Return Fund
Class D
03/31/2007	$10.82	$0.34	$0.15	$0.49	$(0.33)	$(0.08)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)
03/31/2004	11.42	0.35	0.88	1.23	(0.35)	(0.51)
03/31/2003	10.29	0.45	1.31	1.76	(0.48)	(0.15)
RealEstateRealReturn Strategy Fund
Class D
03/31/2007	$9.11	$0.25	$1.30	$1.55	$(3.14)	$0.00
03/31/2006	9.26	0.38	2.60	2.98	(3.03)	(0.10)
03/31/2005	11.96	0.24	1.31	1.55	(3.96)	(0.22)
10/30/2003 - 03/31/2004	10.00	0.16	2.63	2.79	(0.83)	0.00
Small Cap StocksPLUS TR® Fund
Class D
07/31/2006 - 03/31/2007	$9.13	$0.29	$1.29	$1.58	$(0.14)	$0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.45%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.98%.

(d) Ratio of expenses to average net assets excluding Underlying PIMS Funds expenses’ recoupment in which the Fund invests is 0.90%.

(e) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.72%.

(f) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.35%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 0.90%.

(h) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

92	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.72)	$12.75	7.33%	$330,304	0.835	%(k)	0.835	%(k)	5.50%		86%
0.00	(0.77)	12.57	5.83	460,375	0.87	(h)	0.87	(h)	6.40		56
0.00	(0.77)	12.61	4.73	227,657	0.86	(g)	0.86	(g)	6.08		92
0.00	(0.53)	12.78	17.15	100,007	0.86	*(d)(g)	0.86	*(d)(g)	5.65	*	99

$0.00	$(0.58)	$10.66	6.27%	$14,482	2.41%	(l)(i)	0.87%	(l)	5.12%		128%
0.00	(0.53)	10.59	1.41	13,933	2.03	*(h)(i)	0.90	*(h)	6.31	*	62

$0.00	$(0.00)	$10.92	1.91%	$10	1.05%	*	1.05%	*	4.55	%*	23%

$0.00	$(1.36)	$10.42	15.03%	$10,834	1.14%		1.14%		3.98%		464%
0.00	(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	3.36	*	426

$0.00	$(0.42)	$10.20	6.30%	$537	1.09%	*(n)	1.09%	*(n)	4.33	%*	197%

$0.00	$(1.80)	$12.16	14.06%	$5,671	1.23%	(m)	1.22%	(m)	3.83%		696%
0.00	(1.40)	12.33	32.84	5,346	1.27	(j)	1.27	(j)	3.17		682
(0.15)	(1.52)	10.40	9.71	367	1.35		1.35		0.90		666
0.00	(0.26)	10.76	10.27	110	1.35	*(e)	1.35	*(e)	10.17	*	41

$(0.01)	$(0.42)	$10.89	4.53%	$873,320	0.90%		0.90%		3.19%		480%
0.00	(0.65)	10.82	0.35	1,124,170	0.90		0.90		4.37		388
0.00	(0.70)	11.42	3.00	1,210,596	0.90		0.90		3.12		369
0.00	(0.86)	11.79	11.24	935,857	0.90		0.90		3.05		308
0.00	(0.63)	11.42	17.47	837,960	0.91		0.90		4.05		191

$0.00	$(3.14)	$7.52	19.69%	$9,471	1.19%		1.19%		2.85%		538%
0.00	(3.13)	9.11	35.56	18,720	1.21	(b)	1.21	(b)	3.80		337
(0.07)	(4.25)	9.26	10.13	6,954	1.24		1.24		2.32		510
0.00	(0.83)	11.96	29.30	3,920	1.25	*(f)	1.24	*(f)	33.79	*	158

$0.00	$(0.14)	$10.57	17.27%	$106	1.14%	*(c)	1.14%	*(c)	4.20	%*	671%

(i) Ratio of expenses to average net assets includes line of credit expense.

(j) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.10% to 0.45%.

(k) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175%.

(l) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20%.

(m) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50%.

(n) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.66%.

Annual Report	March 31, 2007	93

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments (a)	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains

StocksPLUS® Fund
Class D
03/31/2007	$10.10	$0.42	$0.65	$1.07	$(0.41)	$0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00
03/31/2004	7.56	0.06	2.52	2.58	(0.70)	0.00
03/31/2003	9.93	0.18	(2.43)	(2.25)	(0.12)	0.00

StocksPLUS® Total Return Fund
Class D
03/31/2007	$11.69	$0.48	$0.87	$1.35	$(0.46)	$(0.75)
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)
07/31/2003 - 03/31/2004	10.75	0.02	1.77	1.79	(0.03)	(0.39)

StocksPLUS® TR Short Strategy Fund
Class D
07/31/2006 - 03/31/2007	$9.15	$0.24	$(0.66)	$(0.42)	$(0.36)	$0.00
CommodityRealReturn Strategy Fund®
Class D
03/31/2007	$13.94	$0.35	$0.73	$1.08	$(0.51)	$0.00
03/31/2006	16.23	0.58	(0.16)	0.42	(1.82)	(0.07)
03/31/2005	15.66	0.38	1.14	1.52	(0.77)	(0.18)
03/31/2004	12.03	0.19	4.98	5.17	(1.40)	(0.14)
11/29/2002 - 03/31/2003	11.38	0.16	1.25	1.41	(0.76)	0.00

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.

(b) Effective October 1, 2005, the Fund’s advisory fee was reduced by 0.05% to 0.35%.

(c) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.20%.

(d) Effective October 1, 2005, the Fund’s administrative fee was reduced by 0.05% to 0.40%.

(e) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44%.

(f) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30%.

(g) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 2.40%.

(h) If the investment manager did not reimburse expenses, the ratio of expenses to average net assets would have been 1.25%.

94	PIMCO Funds	See Accompanying Notes

Tax Basis Return of Capital	Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$(0.41)	$10.76	10.80%	$9,804	0.97	%(f)	0.97	%(f)	4.05%		76%
0.00	(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	2.95		239
0.00	(0.49)	9.44	5.32	12,434	1.05		1.05		1.05		371
0.00	(0.70)	9.44	34.43	8,660	1.05		1.05		0.62		287
0.00	(0.12)	7.56	(22.71)	2,000	1.05		1.05		2.17		282

$0.00	$(1.21)	$11.83	11.74%	$3,949	1.11	%(e)	1.11	%(e)	4.08%		284%
0.00	(1.85)	11.69	9.87	3,595	1.16	(d)	1.16	(d)	3.39		322
0.00	(0.54)	12.35	6.20	1,430	1.19	(c)	1.19	(c)	1.00		414
0.00	(0.42)	12.12	16.90	524	1.19	*(c)	1.19	*(c)	0.22	*	282

$0.00	$(0.36)	$8.37	(4.52)%	$239	1.14	%*	1.14	%*	4.31	%*	413%

$0.00	$(0.51)	$14.51	7.93%	$1,035,496	1.24	%(h)	1.24	%(h)	2.44%		603%
(0.82)	(2.71)	13.94	1.74	1,407,939	1.24		1.24		3.69		292
0.00	(0.95)	16.23	10.36	1,089,498	1.24		1.24		2.50		264
0.00	(1.54)	15.66	44.79	555,629	1.24		1.24		1.33		290
0.00	(0.76)	12.03	12.71	3,069	1.24	*(g)	1.24	*(g)	(40.25	) *	492

Annual Report	March 31, 2007	95

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund

Assets:
Investments, at value	$583	$511	$482,436	$619,653
Investments in Affiliates, at value	12,577,257	890,821	0	0
Repurchase agreements, at value	0	0	0	0
Cash	0	720	721	11
Foreign currency, at value	0	0	1,310	7,894
Receivable for investments sold	0	0	548	4,952
Receivable for investments in Affiliates sold	40,872	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0
Receivable for Fund shares sold	13,040	2,083	537	99
Interest and dividends receivable	0	0	1,702	2,789
Interest and dividends receivable from Affiliates	44,389	2,525	0	0
Variation margin receivable	0	0	60	84
Manager reimbursement receivable	49	0	0	0
Swap premiums paid	0	0	277	2,531
Unrealized appreciation on forward foreign currency contracts	0	0	211	458
Unrealized appreciation on swap agreements	0	0	10,130	13,957
Other assets	0	0	0	0
	12,676,190	896,660	497,932	652,428

Liabilities:
Payable for investments purchased	0	0	4,577	27,449
Payable for investments in Affiliates purchased	85,261	2,814	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	0
Payable for short sales	0	0	0	2,111
Payable for Fund shares redeemed	47,073	2,168	4,999	85
Payable for line of credit	0	201,038	0	0
Dividends payable	0	0	0	0
Written options outstanding	0	0	441	1,717
Accrued investment advisory fee	1,922	121	169	263
Accrued administration fee	1,597	150	106	141
Accrued distribution fee	1,079	93	0	8
Accrued servicing fee	749	86	0	11
Variation margin payable	0	0	50	259
Recoupment payable to Manager	0	36	1	1
Swap premiums received	0	0	248	2,382
Unrealized depreciation on forward foreign currency contracts	0	0	109	79
Unrealized depreciation on swap agreements	0	0	112	1,518
Other liabilities	0	0	0	0
	137,681	206,506	10,812	36,024

Net Assets	$12,538,509	$690,154	$487,120	$616,404

Net Assets Consist of:
Paid in capital	$12,459,251	$702,553	$483,810	$620,202
Undistributed (overdistributed) net investment income	58,606	2,226	(7,170)	(10,306)
Accumulated undistributed net realized gain (loss)	(239,586)	(19,335)	(462)	(8,381)
Net unrealized appreciation (depreciation)	260,238	4,710	10,942	14,889
	$12,538,509	$690,154	$487,120	$616,404

Net Assets:
Class D	$330,304	$14,482	$10	$10,834
Other Classes	12,208,205	675,672	487,110	605,570

Shares Issued and Outstanding:
Class D	25,889	1,358	1	1,040

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$12.75	$10.66	$10.92	$10.42

Cost of Investments Owned	$583	$511	$481,805	$619,100
Cost of Investments in Affiliates Owned	$12,317,019	$886,111	$0	$0
Cost of Repurchase Agreements Owned	$0	$0	$0	$0
Cost of Foreign Currency Held	$0	$0	$1,310	$7,904
Proceeds Received on Short Sales	$0	$0	$0	$2,121
Premiums Received on Written Options	$0	$0	$281	$1,649

96	PIMCO Funds	See Accompanying Notes

March 31, 2007

International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS®TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS®TR Short Strategy Fund

$82,501	$851,547	$16,354,647	$269,693	$18,522	$935,323	$484,774	$162,678
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	22,410
14	197	7,703	140	1	2,686	45	22
160	5,002	63,434	925	24	6,616	4,302	1,175
403	173,532	1,082,794	13,374	28	13,005	59,910	6,969
0	0	0	0	0	0	0	0
0	0	37,022	257	0	0	0	0
0	231	21,229	218	0	437	65	203
149	1,919	112,968	1,846	34	4,734	1,247	639
0	0	0	0	0	0	0	0
1	8	2,026	23	53	6,734	69	36
62	0	0	0	70	0	0	0
24	1,001	51,043	977	20	565	768	322
21	653	3,368	52	3	529	291	71
2,314	14,027	46,309	985	38	1,150	1,168	356
0	10	0	0	0	0	0	0
85,649	1,048,127	17,782,543	288,490	18,793	971,779	552,639	194,881

27,327	401,937	833,570	11,967	7,015	4,505	150,387	35,697
0	0	0	0	0	0	0	0
0	0	3,930,004	70,622	0	0	0	0
201	36,404	965,735	8,189	0	10,887	5,265	503
0	205	51,542	515	0	29,696	39,915	0
0	0	0	0	0	0	0	0
0	0	1,388	0	0	0	0	0
56	3,476	7,289	0	11	2,433	1,292	444
22	257	2,649	82	5	251	150	67
13	160	3,192	58	3	246	97	34
0	18	1,261	29	0	74	29	0
0	11	1,342	21	0	61	19	0
29	326	309	34	4	6,892	395	101
0	0	0	0	0	0	0	7
113	1,860	20,441	1,272	30	499	674	425
29	7,278	1,858	18	3	783	61	19
5	1,650	33,376	6,813	16	352	498	132
0	0	3,452	107	0	0	0	0
27,795	453,582	5,857,408	99,727	7,087	56,679	198,782	37,429

$57,854	$594,545	$11,925,135	$188,763	$11,706	$915,100	$353,857	$157,452

$56,664	$575,749	$12,204,891	$192,978	$11,298	$1,005,237	$346,761	$173,151
(635)	7,577	(14,262)	26,696	122	30,052	3,161	1,046
(341)	1,982	(368,784)	(25,312)	(61)	(127,166)	(312)	(15,178)
2,166	9,237	103,290	(5,599)	347	6,977	4,247	(1,567)
$57,854	$594,545	$11,925,135	$188,763	$11,706	$915,100	$353,857	$157,452

$537	$5,671	$873,320	$9,471	$106	$9,804	$3,949	$239
57,317	588,874	11,051,815	179,292	11,600	905,296	349,908	157,213

53	466	80,180	1,260	10	912	334	29

$10.20	$12.16	$10.89	$7.52	$10.57	$10.76	$11.83	$8.37

$82,512	$847,461	$16,275,944	$269,803	$18,531	$931,529	$486,199	$162,509
$0	$0	$0	$0	$0	$0	$0	$0
$0	$0	$0	$0	$0	$0	$0	$22,410
$160	$4,965	$63,209	$914	$24	$6,573	$4,297	$1,171
$202	$36,458	$959,287	$8,090	$0	$10,893	$5,274	$505
$61	$3,145	$5,303	$0	$13	$1,940	$1,225	$416

Annual Report	March 31, 2007	97

Consolidated Statement of Assets and Liabilities	March 31, 2007

(Amounts in thousands, except per share amounts)	Commodity- RealReturn Strategy Fund®

Assets:
Investments, at value	$19,793,937
Cash	2,797
Foreign currency, at value	51,260
Receivable for investments sold	165,020
Receivable for investments sold on a delayed-delivery basis	215,815
Receivable for Fund shares sold	25,593
Interest and dividends receivable	98,475
Variation margin receivable	906
Manager reimbursement receivable	1,760
Swap premiums paid	27,502
Unrealized appreciation on forward foreign currency contracts	3,754
Unrealized appreciation on swap agreements	99,294
20,486,113

Liabilities:
Payable for investments purchased	684,183
Payable for investments purchased on a delayed-delivery basis	7,694,280
Payable for short sales	138,875
Payable for Fund shares redeemed	30,911
Written options outstanding	18,307
Accrued investment advisory fee	5,315
Accrued administration fee	3,620
Accrued distribution fee	991
Accrued servicing fee	933
Variation margin payable	194
Swap premiums received	16,687
Unrealized depreciation on forward foreign currency contracts	1,298
Unrealized depreciation on swap agreements	19,885
Other liabilities	7,580
8,623,059

Net Assets	$11,863,054

Net Assets Consist of:
Paid in capital	$11,829,336
Undistributed net investment income	421,334
Accumulated undistributed net realized (loss)	(889,697)
Net unrealized appreciation	502,081
$11,863,054

Net Assets:
Class D	$1,035,496
Other Classes	10,827,558

Shares Issued and Outstanding:
Class D	71,366

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Class D	$14.51

Cost of Investments Owned	$19,368,713
Cost of Foreign Currency Held	$51,026
Proceeds Received on Short Sales	$137,686
Premiums Received on Written Options	$18,764

98	PIMCO Funds	See Accompanying Notes

Statements of Operations	March 31, 2007

Year Ended March 31, 2007
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	Fundamental IndexPLUSTM Fund	Fundamental IndexPLUSTM TR Fund	International StocksPLUS®TR Strategy Fund (Unhedged)	International StocksPLUS®TR Strategy Fund (U.S. Dollar- Hedged)

Investment Income:
Interest	$359	$41	$14,237	$25,060	$950	$31,407
Dividends	0	0	0	94	0	264
Dividends from Affiliate investments	775,715	56,919	0	0	0	0
Miscellaneous income	0	0	12	24	0	16
Total Income	776,074	56,960	14,249	25,178	950	31,687

Expenses:
Investment advisory fees	22,291	1,653	1,066	2,447	79	3,278
Administration fees	18,790	1,787	667	1,328	45	1,937
Servicing fees—Class D	902	29	0	46	0	9
Distribution and/or servicing fees—Other Classes	21,547	2,054	0	150	0	312
Trustees’ fees	0	0	0	1	0	2
Interest expense	26	11,297	0	0	0	41
Organization expense	0	0	0	0	62	0
Miscellaneous expense	0	36	1	2	0	0
Total Expenses	63,556	16,856	1,734	3,974	186	5,579
Reimbursement by Manager	(126)	0	0	0	(61)	0
Net Expenses	63,430	16,856	1,734	3,974	125	5,579

Net Investment Income	712,644	40,104	12,515	21,204	825	26,108

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	635	4,981	(91)	2,808
Net realized (loss) on Affiliate investments	(247,441)	(20,088)	0	0	0	0
Net capital gain distributions received from Underlying Funds	38,870	2,543	0	0	0	0
Net realized gain on futures contracts, options and swaps	0	0	10,704	22,611	431	76,280
Net realized gain (loss) on foreign currency transactions	0	0	(484)	(3,339)	20	(22,682)
Net change in unrealized appreciation (depreciation) on investments	0	0	748	3,387	(9)	8,047
Net change in unrealized appreciation on Affiliate investments	394,458	21,985	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	0	0	9,342	10,640	2,182	(7,339)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	0	42	314	(7)	(8,600)
Net Gain	185,887	4,440	20,987	38,594	2,526	48,514

Net Increase in Net Assets Resulting from Operations	$898,531	$44,544	$33,502	$59,798	$3,351	$74,622

Annual Report	March 31, 2007	99

Statements of Operations

Year or Period Ended March 31, 2007

(Amounts in thousands)	Real Return Fund	RealEstate- RealReturn Strategy Fund	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$553,183	$9,592	$292	$49,250	$15,497	$7,949
Dividends	61	0	1	860	109	34
Miscellaneous income	86	1	4	14	4	5
Total Income	553,330	9,593	297	50,124	15,610	7,988

Expenses:
Investment advisory fees	33,574	1,173	28	3,219	1,370	757
Administration fees	40,725	774	14	2,922	876	387
Servicing fees - Class D	2,460	27	0	33	9	0
Distribution and/or servicing fees - Other Classes	31,851	477	1	1,632	536	1
Trustees’ fees	33	1	0	3	1	0
Interest expense	128	1	0	2	0	0
Organization expense	0	0	70	0	0	0
Miscellaneous expense	14	1	0	1	0	7
Total Expenses	108,785	2,454	113	7,812	2,792	1,152
Reimbursement by Manager	0	0	(70)	0	0	0
Net Expenses	108,785	2,454	43	7,812	2,792	1,152

Net Investment Income	444,545	7,139	254	42,312	12,818	6,836

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(58,043)	(14,579)	50	11,487	(122)	908
Net realized gain (loss) on futures contracts, options and swaps	45,466	48,450	(100)	55,612	11,985	(9,900)
Net realized gain (loss) on foreign currency transactions	(66,902)	(1,347)	(9)	(7,403)	184	(626)
Net change in unrealized appreciation (depreciation) on investments	267,729	15,780	(9)	7,110	2,311	1,094
Net change in unrealized appreciation (depreciation) on futures contracts, options and swaps	(5,901)	(27,881)	356	(2,736)	4,996	(278)
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(5,736)	(109)	0	(3,316)	253	8
Net Gain (Loss)	176,613	20,314	288	60,754	19,607	(8,794)

Net Increase (Decrease) in Net Assets Resulting from Operations	$621,158	$27,453	$542	$103,066	$32,425	$(1,958)

*Foreign tax withholding	$0	$0	$0	$0	$0	$1

100	PIMCO Funds	See Accompanying Notes

Consolidated Statement of Operations	March 31, 2007

Year Ended March 31, 2007

(Amounts in thousands)	Commodity- RealReturn Strategy Fund®

Investment Income:
Interest	$444,597
Dividends	53
Miscellaneous income	66
Total Income	444,716

Expenses:
Investment advisory fees	60,269
Administration fees	43,010
Servicing fees - Class D	3,078
Distribution and/or servicing fees - Other Classes	22,660
Trustees’ fees	31
Interest expense	14
Miscellaneous expense	12
Total Expenses	129,074
Reimbursement by Manager	(1,760)
Net Expenses	127,314

Net Investment Income	317,402

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(663,138)
Net realized gain on futures contracts, options and swaps	709,370
Net realized (loss) on foreign currency transactions	(69,456)
Net change in unrealized appreciation on investments	729,131
Net change in unrealized (depreciation) on future contracts, options and swaps	(76,387)
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(2,195)
Net Gain	627,325

Net Increase in Net Assets Resulting from Operations	$944,727

Annual Report	March 31, 2007	101

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund		Fundamental IndexPLUSTM Fund

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Period from June 30, 2005 to March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$712,644	$569,937	$40,104	$26,434	$12,515	$1,575
Net realized gain (loss)	0	0	0	0	10,855	3,580
Net realized gain (loss) on Affiliate investments	(247,441)	34,875	(20,088)	912	0	0
Net capital gain distributions received from Underlying Funds	38,870	22,369	2,543	1,191	0	0
Net change in unrealized appreciation (depreciation)	0	0	0	0	10,132	810
Net change in unrealized appreciation (depreciation) on Affiliate investments	394,458	(194,139)	21,985	(17,007)	0	0
Net increase resulting from operations	898,531	433,042	44,544	11,530	33,502	5,965

Distributions to Shareholders:
From net investment income
Class D	(18,447)	(21,526)	(565)	(265)	0	0
Other Classes	(662,690)	(525,886)	(37,880)	(25,876)	(32,246)	(3,911)

From net realized capital gains
Class D	(970)	(2,060)	(19)	(9)	0	0
Other Classes	(34,385)	(46,542)	(1,286)	(841)	0	0

Tax basis return of capital
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(716,492)	(596,014)	(39,750)	(26,991)	(32,246)	(3,911)

Fund Share Transactions:
Receipts for shares sold
Class D	102,798	321,690	10,623	14,546	10	0
Other Classes	3,427,616	6,270,913	285,377	688,345	454,465	72,729
Issued as reinvestment of distributions
Class D	17,763	19,891	530	255	0	0
Other Classes	605,076	480,541	27,599	19,431	30,350	3,902
Cost of shares redeemed
Class D	(255,263)	(100,979)	(10,747)	(528)	0	0
Other Classes	(2,939,293)	(1,142,287)	(365,910)	(123,763)	(77,399)	(247)
Net increase (decrease) resulting from fund share transactions	958,697	5,849,769	(52,528)	598,286	407,426	76,384

Fund Redemption Fee	214	297	25	18	0	0

Total Increase (Decrease) in Net Assets	1,140,950	5,687,094	(47,709)	582,843	408,682	78,438

Net Assets:
Beginning of year or period	11,397,559	5,710,465	737,863	155,020	78,438	0
End of year or period*	$12,538,509	$11,397,559	$690,154	$737,863	$487,120	$78,438

*Including undistributed (overdistributed) net investment income of:	$58,606	$27,104	$2,226	$567	$(7,170)	$1,398

102	PIMCO Funds	See Accompanying Notes

Fundamental IndexPLUSTM TR Fund		International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Real Return Fund		RealEstateRealReturn Strategy Fund

Year Ended March 31, 2007	Period from June 30, 2005 to March 31, 2006	Period from November 30, 2006 to March 31, 2007	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

$21,204	$9,445	$825	$26,108	$7,908	$444,545	$644,804	$7,139	$28,570
24,253	17,492	360	56,406	37,447	(79,479)	66,460	32,524	155,903
0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0
14,341	548	2,166	(7,892)	18,107	256,092	(660,421)	(12,210)	5,323

0	0	0	0	0	0	0	0	0
59,798	27,485	3,351	74,622	63,462	621,158	50,843	27,453	189,796

(3,851)	(200)	(3)	(438)	(505)	(30,544)	(54,633)	(3,250)	(4,522)
(66,632)	(20,395)	(2,159)	(81,501)	(33,019)	(403,342)	(605,480)	(67,671)	(145,468)

0	0	0	0	0	(6,601)	(16,482)	(4)	(148)
0	0	0	0	0	(82,020)	(181,023)	(90)	(4,851)

0	0	0	0	0	(1,080)	0	0	0
0	0	0	0	0	(13,655)	0	0	0

(70,483)	(20,595)	(2,162)	(81,939)	(33,524)	(537,242)	(857,618)	(71,015)	(154,989)

33,680	5,877	541	4,300	5,215	247,567	437,180	4,964	17,993
267,819	494,712	53,979	286,681	449,767	3,491,057	4,969,951	46,062	355,243

3,831	197	3	415	497	35,728	66,665	2,482	2,220
62,466	19,689	2,159	79,935	32,034	406,069	630,191	62,145	144,303

(31,525)	(569)	(17)	(4,206)	(1,056)	(538,904)	(524,216)	(14,482)	(7,264)
(232,993)	(3,004)	0	(370,182)	(122,337)	(5,932,965)	(4,840,100)	(333,861)	(545,980)

103,278	516,902	56,665	(3,057)	364,120	(2,291,448)	739,671	(232,690)	(33,485)

16	3	0	15	18	96	105	19	29

92,609	523,795	57,854	(10,359)	394,076	(2,207,436)	(66,999)	(276,233)	1,351

523,795	0	0	604,904	210,828	14,132,571	14,199,570	464,996	463,645
$616,404	$523,795	$57,854	$594,545	$604,904	$11,925,135	$14,132,571	$188,763	$464,996

$(10,306)	$10,257	$(635)	$7,577	$11,804	$(14,262)	$35,022	$26,696	$42,543

Annual Report	March 31, 2007	103

Statements of Changes in Net Assets  (Cont.)

	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

(Amounts in thousands)	Period from July 31, 2006 to March 31, 2007	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$254	$42,312	$36,734	$12,818	$9,429	$6,836	$2,158
Net realized gain (loss)	(59)	59,696	36,091	12,047	6,739	(9,618)	(5,194)
Net change in unrealized appreciation	347	1,058	33,063	7,560	8,833	824	(2,460)
Net increase (decrease) resulting from operations	542	103,066	105,888	32,425	25,001	(1,958)	(5,496)

Distributions to Shareholders:
From net investment income
Class D	(1)	(475)	(332)	(149)	(151)	(5)	0
Other Classes	(135)	(39,180)	(28,055)	(13,554)	(13,023)	(6,803)	(1,283)
From net realized capital gains
Class D	0	0	0	(237)	(255)	0	(3)
Other Classes	0	0	0	(22,184)	(20,946)	0	0

Total Distributions	(136)	(39,655)	(28,387)	(36,124)	(34,375)	(6,808)	(1,286)

Fund Share Transactions:
Receipts for shares sold
Class D	103	3,516	5,539	1,454	2,834	256	0
Other Classes	11,102	175,403	484,483	189,887	126,512	63,291	147,081
Issued as reinvestment of distributions
Class D	1	465	328	370	387	5	0
Other Classes	134	34,536	24,979	34,154	30,575	6,796	1,310
Cost of shares redeemed
Class D	0	(9,761)	(4,450)	(1,508)	(836)	(17)	0
Other Classes	(40)	(404,499)	(923,463)	(106,974)	(352,799)	(34,918)	(15,017)
Net increase (decrease) resulting from Fund share transactions	11,300	(200,340)	(412,584)	117,383	(193,327)	35,413	133,374

Fund Redemption Fee	0	14	55	5	7	0	0

Total Increase (Decrease) in Net Assets	11,706	(136,915)	(335,028)	113,689	(202,694)	26,647	126,592

Net Assets:
Beginning of year or period	0	1,052,015	1,387,043	240,168	442,862	130,805	4,213
End of year or period*	$11,706	$915,100	$1,052,015	$353,857	$240,168	$157,452	$130,805

*Including undistributed (overdistributed) net investment income of:	$122	$30,052	$25,522	$3,161	$4,717	$1,046	$879

104	PIMCO Funds	See Accompanying Notes

Consolidated Statements of Changes in Net Assets	March 31, 2007

	CommodityRealReturn Strategy Fund®

(Amounts in thousands)	Year Ended March 31, 2007	Year Ended March 31, 2006

Increase in Net Assets from:

Operations:
Net investment income	$317,402	$402,583
Net realized gain (loss)	(23,224)	51,268
Net change in unrealized appreciation (depreciation)	650,549	(272,821)
Net increase resulting from operations	944,727	181,030

Distributions to Shareholders:
From net investment income
Class D	(40,191)	(168,688)
Other Classes	(413,719)	(1,143,666)
From net realized capital gains
Class D	0	(6,741)
Other Classes	0	(45,749)
Tax basis return of capital
Class D	0	(71,697)
Other Classes	0	(486,874)

Total Distributions	(453,910)	(1,923,415)

Fund Share Transactions:
Receipts for shares sold
Class D	389,690	934,424
Other Classes	4,987,823	6,780,930
Issued as reinvestment of distributions
Class D	33,332	203,759
Other Classes	326,510	1,237,425
Cost of shares redeemed
Class D	(845,947)	(591,785)
Other Classes	(5,341,120)	(3,099,340)
Net increase (decrease) resulting from fund share transactions	(449,712)	5,465,413

Fund Redemption Fee	485	646

Total Increase in Net Assets	41,590	3,723,674

Net Assets:
Beginning of year	11,821,464	8,097,790
End of year*	$11,863,054	$11,821,464

*Including undistributed (overdistributed) net investment income of:	$421,334	$(157,815)

Annual Report	March 31, 2007	105

Statement of Cash Flows

Year Ended March 31, 2007

(Amounts in thousands)	All Asset All Authority Fund

Increase in Cash from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations	$44,544

Adjustments to reconcile net increase in net assets from operations to net cash used for operating activities:
Purchases of long-term securities	(1,107,973)
Proceeds from sales of long-term securities	1,111,543
Sale of short-term portfolio investments, net	252
Increase in interest receivable	(744)
Decrease in other assets	77
Increase in payable for investments purchased	270
Decrease in management fee payable	(44)
Increase in administration fee payable	7
Increase in distribution fee payable	15
Increase in servicing fee payable	7
Decrease in recoupment payable to manager	17
Capital gain received from Underlying Funds	2,543
Unrealized appreciation on investments	(21,985)
Net realized loss on investments	17,545
Net cash used for operating activities	46,074

Cash flows received from financing activities*:
Proceeds from shares sold	303,229
Payment on shares redeemed	(377,446)
Cash dividend paid	(11,621)
Net borrowing (repayment) of line of credit	40,483
Net cash received from financing activities	(45,355)

Net Increase in Cash	719

Cash:
Beginning of year	1
End of year	$720

* Includes reinvestment of dividends of $28,129.

106	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	March 31, 2007

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company. Information presented in these financial statements pertains to the Class D of 13 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, C and R Classes (the “Other Classes”) is provided separately and are available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures on the financial statements. Actual results could differ from those estimates.

(a) Security Valuation  Fund shares are valued as of the close of regular trading (normally 4:00 p.m., Eastern Time) on each day that the New York Stock Exchange (“NYSE”) is open. Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Fixed-income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open end management investment companies, the Fund’s net asset value (“NAV”) will be calculated based upon the NAVs of such investments.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the

Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of regular trading, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined by the Board of Trustees or persons acting at their direction may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. Because foreign securities can trade on non-business days of the Fund, the NAV of a Fund’s portfolio may change on days when shareholders will not be able to purchase or redeem Fund shares. The prices used by the Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

(b) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related or asset-backed securities are recorded as components of interest income on the Statements of Operations.

(c) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Annual Report	March 31, 2007	107

Notes to Financial Statements  (Cont.)

(d) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

(e) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of each Fund, except the Real Return Fund, are declared and distributed to shareholders quarterly. Dividends from net investment income, if any, of the Real Return Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Differences between tax regulations and GAAP may change the fiscal year when income and capital items are recognized for tax and GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles, net operating losses and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(f) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses of the Real Return Fund are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of each Fund except Real Return Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include administrative, distribution and servicing fees.

(g) Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Non-U.S. currency symbols utilized throughout the report are defined as follows:
AUD	Australian Dollar	JPY	Japanese Yen
BRL	Brazilian Real	KRW	South Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CHF	Swiss Franc	NOK	Norwegian Krone
CLP	Chilean Peso	NZD	New Zealand Dollar
CNY	Chinese Yuan Renminbi	PLN	Polish Zloty
DKK	Danish Krone	RUB	Russian Ruble
EUR	Euro	SEK	Swedish Krona
GBP	Great British Pound	SGD	Singapore Dollar
HKD	Hong Kong Dollar	TWD	Taiwan Dollar
INR	Indian Rupee	ZAR	South African Rand

(h) Foreign Currency Transactions  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

(i) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

108	PIMCO Funds

March 31, 2007

(j) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(k) Options Contracts  Certain Funds may write call and put options on futures, swaps, securities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on a Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

(l) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(m) Inverse Floating Rate Transactions—Residual Interest Municipal Bonds (‘‘RIBs’’)/Residual Interest Tax Exempt Bonds (‘‘RITEs’’)   Certain Funds may invest in RIBs and RITEs (‘‘Inverse Floaters’’). Inverse Floaters are created via a master trust agreement between a broker-dealer, acting as trustor and liquidity provider, and an investment bank, acting as trustee and tender agent. The master trust agreement defines the terms for each trust series; with each series being established by the transfer of long-term, fixed-rate municipal bonds (“Fixed Rate Bonds”) to the trustee to be held and provide for the creation, execution and delivery of floater certificates (“Floating Rate Notes”) and Inverse Floaters. Floating Rate Notes are liquid notes that are issued with a short-term variable rate typically linked to the LIBOR, subject to limitations, for some duration. After interest income is paid on the Floating Rate Notes at current rates, the residual income from the Fixed Rate Bonds is paid to the Inverse Floaters. Inverse Floaters are issued with a coupon that fluctuates inversely with the Floating Rate Notes’ referenced rate, subject to certain limitations. Therefore, rising short-term rates result in lower income for the Inverse Floaters and vice versa.

Floating Rate Notes are generally remarketed to municipal money market funds. Inverse Floaters are acquired by either tax-exempt municipal bond funds or trusts, or other parties interested in potentially higher yielding tax-exempt securities. Inverse Floaters may also be acquired for the purpose of increasing leverage. Floating Rate Note holders typically have the option to tender their notes to the liquidity provider for redemption at par at each reset date. The Inverse Floater holders have the option to (i) require the Floating Rate Note holders to tender their notes at par, and (ii) require the liquidity provider to transfer the Fixed Rate Bonds to the Inverse Floater holders. The holders of Inverse Floaters bear substantially all of the downside investment risk associated with the underlying Fixed Rate Bonds, and also benefit from a disproportionate amount of the potential appreciation of the underlying Fixed Rate Bonds’ value. Inverse Floaters may be more volatile and less liquid than other municipal bonds of comparable maturity.

Inverse Floaters may be acquired with or without first transferring to the trustor the Fixed Rate Bonds that were utilized to create the trust series. Inverse Floaters acquired without a transfer of Fixed Rate Bonds are recognized as purchases of securities as outlined in Note 2(b). Statement of Financial Accounting Standards No. 140—Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“FAS No. 140”), governs the standards for accounting for securitizations and other transfers of financial assets. If there is a transfer of Fixed Rate Bonds and it meets sale criteria under FAS No. 140, a Fund records a sale of the Fixed Rate Bonds and a purchase of the Inverse Floaters. The cash received from the Inverse Floaters is then recorded as interest income in the Statement of Operations.

If the transfer of Fixed Rate Bonds does not meet sale criteria under FAS No. 140, a Fund accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bonds in its Schedule of Investments, and recording the Floating Rate Notes as a liability under the caption ‘‘Payable for floating rate notes’’ in the Fund’s Statement of Assets and Liabilities. In a secured borrowing transaction, cash received from the Inverse Floaters is not recorded as interest income. Instead, a Fund records interest income related to the Fixed Rate Bonds and interest expense related to the Floating Rate Notes, the net of which is equal to the cash

Annual Report	March 31, 2007	109

Notes to Financial Statements  (Cont.)

received from the Inverse Floaters acquired by the Fund. Thus, while a Fund’s reported total income, net expenses, and net expense ratio are generally higher for investments in Inverse Floaters acquired via a secured borrowing, the method of acquiring Inverse Floaters does not result in differences for reported cash flows, net asset value or total return.

(n) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional investors. The Board of Trustees considers 144A securities to be liquid.

(o) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(p) Swap Agreements  Certain Funds may invest in swap agreements. Swap transactions are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, or (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Forward spread-lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, bullet-type payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. Were the U.S. Internal Revenue Service (“IRS”) to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by the Trust from such investments might be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss on the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by the Funds are included as part of realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

(q) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owned by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified of the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. At the end of the period March 31, 2007, there were no open unfunded loan commitments.

110	PIMCO Funds

March 31, 2007

(r) Commodities Index-Linked/Structured Notes  The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses on the accompanying financial statements. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest risks. The CRRS Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. The Commodity Index-Linked notes are linked to the Dow Jones – AIG Commodity Index Total Return. At March 31, 2007, the value of these securities comprised 31.4% of the CRRS Fund’s net assets and resulted in unrealized appreciation of $524,949.

(s) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of SMBS has one class receiving all or a portion of the interest from the mortgage assets (the interest-only, or “IO” and/or the high coupon rate with relatively low principal amount, or ”IOette” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for IOs and IOettes are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO or IOettes, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

(t) U.S. Government Agencies or Government-Sponsored Enterprises Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.

(u) New Accounting Policies  In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation is effective for fiscal years beginning after December 15, 2006, with implementation for NAV calculation purposes for the Funds to be no later than September 28, 2007. In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (the “Statement”). The Statement is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the application of the Interpretation and Statement to the Funds and will provide additional information in relation to the Interpretation and Statement on the Funds’ semiannual financial statements for the period ending September 30, 2007.

3.  BASIS FOR CONSOLIDATION FOR THE PIMCO COMMODITYREALRETURN STRATEGY FUND®

The PIMCO Cayman Commodity Fund I Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on July 21, 2006 as a wholly owned subsidiary acting as an investment vehicle for the CRRS Fund in order to effect certain investments for the CRRS Fund consistent with the CRRS Fund’s investment objectives and policies specified in its prospectus and statement of additional information. A subscription agreement was entered into between the CRRS Fund and the Subsidiary on August 1, 2006, comprising the entire issued share capital of the Subsidiary with the intent that the CRRS Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of March 31, 2007, net assets of the CRRS Fund were approximately $11.9 billion, of which approximately $603 million, or approximately 5%, represented the CRRS Fund’s ownership of all issued shares and voting rights of the Subsidiary.

4.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets. The Advisory Fee for all classes is charged at an annual rate as noted in the following table.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority, Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12% and 0.12%, respectively, based on average daily net assets.

Annual Report	March 31, 2007	111

Notes to Financial Statements  (Cont.)

(b) Administration Fee  PIMCO serves as administrator (the “Administrator”), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class’s average daily net assets. As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Administration Fees for all classes are charged at an annual rate as noted in the following table.

	Investment Advisory Fee		Administration Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class R
All Asset Fund	0.175%	(1)(4)	0.05%	0.05%	0.40%	0.40%	0.45%
All Asset All Authority Fund	0.20%	(2)(5)	0.05%	N/A	0.40%	0.40%	N/A
Fundamental IndexPLUSTM Fund	0.45%	(3)	0.25%	0.25%	N/A	0.40%	N/A
Fundamental IndexPLUSTM TR Fund	0.54%	(3)	0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.44%		0.25%	0.25%	0.40%	0.40%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.50%	(6)	0.30%	N/A	0.45%	0.45%	N/A
Real Return Fund	0.25%		0.20%	0.20%	0.40%	0.40%	0.40%
RealEstateRealReturn Strategy Fund	0.49%		0.25%	N/A	0.45%	0.45%	N/A
Small Cap StocksPLUS® TR Fund	0.49%		0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® Fund	0.30%	(7)	0.25%	0.25%	0.40%	0.40%	0.40%
StocksPLUS® Total Return Fund	0.44%	(8)	0.25%	N/A	0.40%	0.40%	N/A
StocksPLUS® TR Short Strategy Fund	0.49%		0.25%	N/A	0.40%	0.40%	N/A
CommodityRealReturn Strategy Fund®	0.49%		0.25%	0.25%	0.50%	0.50%	N/A

(1) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.60% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(2) PIMCO has contractually agreed, effective April 1, 2006, to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. Currently, PIMCO contractually waives its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrate Fees exceed 0.69% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future period, not exceeding three years, provided total expenses, including such Recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

(4) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.025% to 0.175% per annum.

(5) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.20% per annum.

(6) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.50% per annum.

(7) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.30% per annum.

(8) Effective October 1, 2006, the Fund’s advisory fee was reduced by 0.05% to 0.44% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of March 31, 2007.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

112	PIMCO Funds

March 31, 2007

(d) Redemption Fees  Shareholders of each Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 7 days, 30 days or 60 days (depending on the Fund), after their acquisition (by purchase or exchange).

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares.

For the period ended March 31, 2007, AGID received $12,518,688 representing commissions (sales charges) and contingent deferred sales charges.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the All Asset All Authority, Fundamental IndexPLUS™, Fundamental IndexPLUS™ TR, International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR and StocksPLUS® TR Short Strategy Funds’ administrative fees, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class B	Class C	Class D
All Asset All Authority Fund	0.99%	—	—	—	—	—
Fundamental IndexPLUS™ Fund	0.65%	0.90%	—	—	—	1.05%
Fundamental IndexPLUS™ TR Fund	0.74%	0.99%	1.14%	—	1.89%	1.14%
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	—	1.84%	1.09%
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	—	1.89%	1.14%
StocksPLUS® TR Short Strategy Fund	0.74%	—	1.14%	—	1.89%	1.14%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived and may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at March 31, 2007 were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Fundamental IndexPLUS™ Fund	$23
Fundamental IndexPLUS™ TR Fund	24
International StocksPLUS® TR Strategy Fund (Unhedged)	62
Small Cap StocksPLUS® TR Fund	70

During the period covered by this report, each unaffiliated Trustee received an annual retainer of $80,000, plus $5,000 for each Board of Trustees quarterly meeting attended, $500 for each committee meeting attended and $1,000 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair received an additional annual retainer of $7,500 and each other committee chair received an additional annual retainer of $1,500.

Effective April 1, 2007, each unaffiliated Trustee will receive an annual retainer of $100,000, plus $9,500 for each Board of Trustees quarterly meeting attended, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each special Board of Trustees meeting attended, plus reimbursement of related expenses. In addition, the audit committee chair will receive an additional annual retainer of $15,000 and each other committee chair will receive an additional annual retainer of $1,500.

These expenses are allocated on a pro-rata basis to each Fund of the Trust (excluding the All Asset and All Asset and All Authority Funds, which do not bear such expenses) according to its respective net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

Annual Report	March 31, 2007	113

Notes to Financial Statements  (Cont.)

5.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties as defined by FAS 57, Related Party Disclosures. Fees payable to these parties are disclosed in Note 3.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended March 31, 2007, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
CommodityRealReturnStrategy Fund®	$13,875	$98,578
Real Return Fund	13,501	0

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying Funds”). The Underlying Funds are considered to be affiliated with the All Asset and All Asset All Authority Funds.

The table below shows the transactions in and earnings from investments in these affiliated Funds for the period ended March 31, 2007 (amounts in thousands):

All Asset Fund

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$43,808	$1,891	$0	$6,293	$49,701	$1,891	$0
Developing Local Markets Fund	867,245	1,133,474	824,070	51,531	1,221,284	76,751	25,776
Diversified Income Fund	0	581,684	0	(1,385)	580,299	6,241	1,702
Emerging Local Bond Fund	0	528,552	7,777	8,469	529,094	3,056	(151)
Emerging Markets Bond Fund	1,078,320	100,733	704,029	38,503	461,058	48,988	12,329
Floating Income Fund	661,737	3,004,480	249,262	37,787	3,443,175	132,121	2,484
Foreign Bond Fund (Unhedged)	262,654	2,030	232,531	942	38,736	2,029	(10,499)
Fundamental IndexPLUSTM Fund	46,954	327,761	58,945	124	313,027	20,958	(1,343)
Fundamental IndexPLUSTM TR Fund	398,940	228,699	171,414	2,450	447,319	49,148	(5,274)
GNMA Fund	100,589	4,093	19,130	974	87,196	4,093	(217)
High Yield Fund	732,740	32,375	417,633	15,146	351,417	32,375	(391)
Income Fund	0	20,000	0	0	20,000	0	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0	52,184	0	1,117	53,301	2,093	(2,596)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	523,531	310,128	329,371	22,061	498,838	69,562	(59,945)
Long-Term U.S. Government Fund	1,069,512	183,186	1,082,636	2,899	175,088	24,126	(2,822)
Low Duration Fund	170,073	557,720	317,535	1,156	410,057	7,584	(11,593)
Real Return Asset Fund	1,893,771	1,827,444	2,615,937	23,255	742,488	20,957	(44,632)
Real Return Fund	1,510,616	748,733	1,528,920	(4,010)	1,150,996	69,259	(60,044)
RealEstateRealReturn Strategy Fund	268,280	20,981	231,232	(1,889)	38,271	110,609	(24)
Short-Term Fund	10,608	29,875	10,676	6	29,788	411	0
Small Cap StocksPLUS® TR Fund	0	5,868	0	158	6,026	77	57
StocksPLUS® Fund	7,495	20,110	8,303	1,466	20,064	606	3,792
StocksPLUS® Total Return Fund	52,774	56,066	20,507	4,678	88,244	4,837	(18,481)
Total Return Fund	902,239	22,669	619,497	(4,499)	306,159	22,668	(3,902)
Total Return Mortgage Fund	281,012	8,274	131,193	199	160,921	8,274	(32,797)
CommodityRealReturn Strategy Fund®	449,421	1,577,765	708,255	52,807	1,354,710	57,001	(32,797)
Totals	$11,332,319	$11,386,775	$10,288,853	$260,238	$12,577,257	$775,715	$(208,571)

114	PIMCO Funds

March 31, 2007

All Asset All Authority Fund

Underlying Funds	Market Value March 31, 2006	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value March 31, 2007	Dividend Income	Net Capital and Realized Gain (Loss)
Convertible Fund	$453	$20	$0	$78	$514	$20	$0
Developing Local Markets Fund	81,498	144,261	160,379	2,832	69,192	5,995	3,689
Diversified Income Fund	0	50,733	1,340	(87)	49,278	648	176
Emerging Local Bond Fund	0	44,469	0	697	45,166	222	0
Emerging Markets Bond Fund	61,748	10,956	40,116	1,446	31,775	3,015	148
European StocksPLUS® TR Strategy Fund	0	20,966	16,000	(307)	4,670	1,024	0
Far East (ex-Japan) StocksPLUS® TR Strategy Fund	25,736	13,502	26,000	813	13,610	2,616	(337)
Floating Income Fund	34,360	267,580	76,902	2,536	227,166	9,694	199
Foreign Bond Fund (Unhedged)	9,564	17	9,719	0	0	18	(351)
Fundamental IndexPLUS™ Fund	0	27,488	0	(323)	27,165	1,761	11
Fundamental IndexPLUS™ TR Fund	47,595	22,760	36,959	9	32,117	3,481	(1,277)
Global Bond Fund (Unhedged)	223	7	0	(2)	238	7	0
GNMA Fund	303	2	300	0	0	2	(5)
High Yield Fund	24,056	1,859	11,271	563	14,756	1,104	(102)
Japanese StocksPLUS® TR Strategy Fund	48,930	67,007	67,668	3,184	47,210	2,388	(2,673)
Long-Term U.S. Government Fund	70,131	19,085	79,070	308	9,919	1,183	(4,445)
Low Duration Fund	1	18,935	9,649	37	9,340	167	17
Real Return Asset Fund	147,956	158,895	267,492	1,014	43,420	7,683	(3,416)
Real Return Fund	117,506	41,601	122,886	297	36,998	4,578	(3,653)
RealEstateRealReturn Strategy Fund	12,838	368	11,227	(93)	1,184	367	(584)
StocksPLUS® Fund	0	5,767	0	90	5,857	135	0
StocksPLUS® Total Return Fund	1	0	0	0	1	0	0
StocksPLUS® TR Short Strategy Fund	124,720	67,978	32,144	(12,109)	152,132	6,529	(1,947)
Total Return Fund	64,499	942	62,755	(11)	2,386	644	(1,834)
Total Return Mortgage Fund	516	10	347	1	181	10	(9)
CommodityRealReturn Strategy Fund®	19,860	122,765	79,319	3,737	66,546	3,628	(1,152)
Totals	$892,494	$1,107,973	$1,111,543	$4,710	$890,821	$56,919	$(17,545)

6. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

7. PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Annual Report	March 31, 2007	115

Notes to Financial Statements  (Cont.)

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2007, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$11,386,775	$10,288,853
All Asset All Authority Fund	0	0	1,107,973	1,111,543
Fundamental IndexPLUS™ Fund	35,850	23,892	391,970	21,243
Fundamental IndexPLUS™ TR Fund	2,057,405	2,088,752	452,168	176,055
International StocksPLUS® TR Strategy Fund (Unhedged)	137,860	121,742	51,160	1,088
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	5,423,963	5,422,990	199,266	24,469
Real Return Fund	87,212,531	90,490,516	1,052,996	536,829
RealEstateRealReturn Strategy Fund	1,752,569	2,060,255	14,582	13,867
Small Cap StocksPLUS® TR Fund	48,618	41,991	7,497	199
StocksPLUS® Fund	344,677	374,365	350,690	115,129
StocksPLUS® Total Return Fund	692,279	621,941	174,663	35,480
StocksPLUS® TR Short Strategy Fund	455,765	453,747	74,678	12,238
CommodityRealReturn Strategy Fund®	111,998,271	112,157,820	8,268,750	3,681,010

8.  TRANSACTIONS IN WRITTEN CALL AND PUT OPTIONS

Transactions in written call and put options were as follows (amounts in thousands, except for number of contracts):

	Fundamental IndexPLUSTM Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Premium
Balance at 03/31/2006	194	$6,900	GBP 300	$202
Sales	573	23,000	200	772
Closing Buys	(144)	(5,000)	(300)	(137)
Expirations	(457)	(4,200)	0	(257)
Exercised	(86)	0	0	(299)
Balance at 03/31/2007	80	$20,700	GBP 200	$281

	Fundamental IndexPLUSTM TR Fund					International StocksPLUS® TR Strategy Fund (Unhedged)
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	791	$53,400	GBP 5,600	EUR 0	$970	0	$0	$0
Sales	1,935	163,800	700	11,000	2,376	80	7,000	96
Closing Buys	(2,247)	(76,700)	(5,100)	0	(1,538)	(40)	(2,000)	(26)
Expirations	(156)	(11,200)	(500)	0	(159)	0	0	0
Exercised	0	0	0	0	0	(12)	0	(9)
Balance at 03/31/2007	323	$129,300	GBP 700	EUR 11,000	$1,649	28	$5,000	$61

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)					Real Return Fund
	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	0	$60,000	GBP 0	EUR 0	$419	2,263	$0	$1,590
Sales	205	306,500	6,400	35,000	3,461	48,252	1,357,000	18,335
Closing Buys	0	(36,100)	0	0	(276)	(5)	(207,000)	(1,079)
Expirations	0	(79,700)	0	0	(459)	(35,566)	(845,000)	(10,177)
Exercised	0	0	0	0	0	(8,334)	0	(3,366)
Balance at 03/31/2007	205	$250,700	GBP 6,400	EUR 35,000	$3,145	6,610	$305,000	$5,303

116	PIMCO Funds

March 31, 2007

	RealEstateRealReturn Strategy Fund			StocksPLUS® Fund
	# of Contracts	Notional Amount in $	Premium	# of Contracts	Notional Amount in $	Notional Amount in GBP	Notional Amount in EUR	Premium
Balance at 03/31/2006	100	$0	$66	3,695	$146,000	GBP 6,200	EUR 0	$3,945
Sales	956	33,700	290	1,893	153,200	1,800	3,000	3,834
Closing Buys	0	0	0	(34)	(118,100)	4,700	0	(913)
Expirations	(820)	(33,700)	(267)	(1,606)	(88,700)	(1,500)	0	(1,929)
Exercised	(236)	0	(89)	(3,458)	0	0	0	(2,997)
Balance at 03/31/2007	0	$0	$0	292	$92,400	GBP 11,200	EUR 3,000	$1,940

	StocksPLUS® Total Return Fund
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium
Balance at 03/31/2006	454	$41,800	GBP	5,700	EUR	0	$673
Sales	1,135	99,400		500		8,000	1,648
Closing Buys	(364)	(36,400)		0		0	(540)
Expirations	(904)	(28,200)		(5,700)		0	(506)
Exercised	(66)	0		0		0	(50)
Balance at 03/31/2007	255	$76,600	GBP	500	EUR	8,000	$1,225

	StocksPLUS® TR Short Strategy Fund							CommodityRealReturn Strategy Fund®
	# of Contracts	Notional Amount in $		Notional Amount in GBP		Notional Amount in EUR	Premium	# of Contracts	Notional Amount in $	Premium
Balance at 03/31/2006	150	$10,700	GBP	500	EUR	0	$173	2,085	$0	$1,431
Sales	583	45,300		300		1,000	647	40,418	1,235,700	16,492
Closing Buys	(182)	(16,900)		0		0	(224)	(10)	(213,000)	(1,113)
Expirations	(405)	(4,300)		(500)		0	(132)	(34,035)	(765,700)	(11,371)
Exercised	(68)	0		0		0	(48)	0	0	0
Balance at 03/31/2007	78	$34,800	GBP	300	EUR	1,000	$416	8,458	$257,000	$5,439

9.  LINE OF CREDIT

On November 21, 2005, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with Citicorp North America, Inc., (the “CNAI”). Under this agreement, there is a maximum available commitment amount equal to $225 million. CNAI finances lending to the AAAA Fund through the sale of commercial paper or medium term notes (collectively “promissory notes”). Borrowings under this agreement bear interest at a rate equal to the cost of funding (i.e., the weighted average promissory note rate plus dealer commissions). Borrowings outstanding as of March 31, 2007 are disclosed as “Payable for line of credit” on the Statement of Assets and Liabilities. As of March 31, 2007, the AAAA Fund was paying interest at 5.75%. Interest and commitment fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended March 31, 2007 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Limit Interest Fees	Outstanding Principal as of March 31, 2007

$193,214	$216,301	$ 11,188	$105	$200,000

Annual Report	March 31, 2007	117

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	8,122	$102,798	24,871	$321,690	1,009	$10,623	1,340	$14,546
Other Classes	270,676	3,427,616	485,695	6,270,913	26,975	285,377	63,138	688,345
Issued as reinvestment of
Class D	1,417	17,763	1,555	19,891	51	530	24	255
Other Classes	48,123	605,076	37,478	480,541	2,639	27,599	1,794	19,431
Cost of shares redeemed
Class D	(20,270)	(255,263)	(7,863)	(100,979)	(1,017)	(10,747)	(49)	(528)
Other Classes	(232,567)	(2,939,293)	(88,760)	(1,142,287)	(34,554)	(365,910)	(11,428)	(123,763)
Net increase (decrease) from Fund share	75,501	$958,697	452,976	$5,849,769	(4,897)	$(52,528)	54,819	$598,286

	Real Return Fund				RealEstateRealReturn Strategy Fund				Small Cap StocksPLUS® TR Fund
	Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007(1)
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	22,901	$247,567	38,608	$437,180	561	$4,964	1,781	$17,993	10	$103
Other Classes	323,709	3,491,057	439,758	4,969,951	5,394	46,062	36,069	355,243	786	11,102
Issued as reinvestment of
Class D	3,299	35,728	5,916	66,665	331	2,482	257	2,220	0	1
Other Classes	37,489	406,069	55,948	630,191	8,207	62,145	16,679	144,303	12	134
Cost of shares redeemed
Class D	(49,934)	(538,904)	(46,572)	(524,216)	(1,687)	(14,482)	(734)	(7,264)	0	0
Other Classes	(548,965)	(5,932,965)	(430,172)	(4,840,100)	(38,457)	(333,861)	(53,178)	(545,980)	(4)	(40)
Net increase (decrease) from Fund share	(211,501)	$(2,291,448)	63,486	$739,671	(25,651)	$(232,690)	874	$(33,485)	804	$11,300

	CommodityRealReturn Strategy Fund®
	Year Ended 03/31/2007		Year Ended 03/31/2006
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class D	27,032	$389,690	59,410	$934,424
Other Classes	348,054	4,987,823	434,055	6,780,930
Issued as reinvestment of
Class D	2,390	33,332	13,408	203,759
Other Classes	23,339	326,510	81,419	1,237,425
Cost of shares redeemed
Class D	(59,061)	(845,947)	(38,944)	(591,785)
Other Classes	(372,997)	(5,341,120)	(201,240)	(3,099,340)
Net increase (decrease) from Fund share	(31,243)	$(449,712)	348,108	$5,465,413

(1) The Small Cap StocksPLUS® TR Fund incepted on 03/31/2006.

118	PIMCO Funds

March 31, 2007

Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Year Ended 03/31/2007		Period from 06/30/2005 to 03/31/2006		Year Ended 03/31/2007		Period from 06/30/2005 to 03/31/2006		Period from 11/30/2006 to 03/31/2007		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

1	$10	0	$0	3,185	$33,680	583	$5,877	54	$541	352	$4,300	447	$5,215
41,720	454,465	7,220	72,729	24,813	267,819	48,701	494,712	5,395	53,979	23,312	286,681	37,111	449,767

0	0	0	0	372	3,831	19	197	0	3	35	415	42	497
2,815	30,350	389	3,902	6,055	62,466	1,945	19,689	218	2,159	6,743	79,935	2,702	32,034

0	0	0	0	(3,063)	(31,525)	(56)	(569)	(1)	(17)	(355)	(4,206)	(90)	(1,056)
(7,493)	(77,399)	(24)	(247)	(23,285)	(232,993)	(292)	(3,004)	0	0	(30,332)	(370,182)	(11,622)	(122,337)

37,043	$407,428	7,585	$76,384	8,077	$103,278	50,900	$516,902	5,666	$56,665	(245)	$(3,057)	28,590	$364,120

StocksPLUS® Fund				StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund
Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006		Year Ended 03/31/2007		Year Ended 03/31/2006
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

342	$3,516	571	$5,539	125	$1,454	228	$2,834	30	$256	0	$0
16,477	175,403	48,882	484,483	15,380	189,887	10,020	126,512	7,171	63,291	15,756	147,081

45	465	33	328	31	370	32	387	1	5	0	0
3,240	34,536	2,485	24,979	2,849	34,154	2,540	30,575	817	6,796	143	1,310

(940)	(9,761)	(456)	(4,450)	(129)	(1,508)	(69)	(836)	(2)	(17)	0	0
(38,047)	(404,499)	(93,843)	(923,463)	(8,920)	(106,974)	(28,041)	(352,799)	(3,961)	(34,918)	(1,610)	(15,017)

(18,883)	$(200,340)	(42,328)	$(412,584)	9,336	$117,383	(15,290)	$(193,327)	4,056	$35,413	14,289	$133,374

Annual Report	March 31, 2007	119

Notes to Financial Statements  (Cont.)

11. REGULATORY AND LITIGATION MATTERS

Since February 2004, PIMCO, Allianz Global Investors of America L.P. (PIMCO’s parent company), AGID, and certain of their affiliates, including the Trust, the Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series (another series of funds managed by affiliates of PIMCO)), certain Trustees of the Trust and certain employees of PIMCO, have been named as defendants in fifteen lawsuits filed in various jurisdictions. Eleven of those lawsuits concern “market timing,” and they have been transferred to and consolidated for pre-trial proceedings in a multi-district litigation proceeding in the U.S. District Court for the District of Maryland; the other four lawsuits concern “revenue sharing” and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of the various series of the Trust and the Allianz Funds during specified periods, or as derivative actions on behalf of the Trust and the Allianz Funds.

The market timing actions in the District of Maryland generally allege that certain hedge funds were allowed to engage in “market timing” in certain of the Allianz Funds and funds of the Trust and this alleged activity was not disclosed. Pursuant to tolling agreements entered into with the derivative and class action plaintiffs, PIMCO, certain Trustees of the Trust, and certain employees of PIMCO who were previously named as defendants have all been dropped as defendants in the market timing actions; the plaintiffs continue to assert claims on behalf of the shareholders of the Trust or on behalf of the Trust itself against other defendants. By order dated November 3, 2005, the U.S. District Court for the District of Maryland granted the Trust’s motion to dismiss claims asserted against it in a consolidated amended complaint where the Trust was named, in the complaint, as a nominal defendant. The revenue sharing action in the District of Connecticut generally alleges that fund assets were inappropriately used to pay brokers to promote the Allianz Funds and funds of the Trust, including directing fund brokerage transactions to such brokers, and that such alleged arrangements were not fully disclosed to shareholders. On August 11, 2005, the U.S. District Court for the District of Connecticut conducted a hearing on defendants’ motion to dismiss the consolidated amended complaint in the revenue sharing action but has not yet ruled on the motion to dismiss. The market timing and revenue sharing lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution.

Two nearly identical class action civil complaints have been filed in August 2005, in the Northern District of Illinois Eastern Division, alleging that the plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. The two actions have been consolidated into one action, and the two separate complaints have been replaced by a consolidated complaint. PIMCO is a named defendant, and the Trust has been added as a defendant, to the consolidated action. PIMCO strongly believes the complaint is without merit and intends to vigorously defend itself.

In April 2006, certain funds of the Trust were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain funds of the Trust are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain funds of the Trust—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. On June 21, 2006, the District of New Jersey overturned the Bankruptcy Court’s decision granting permission to file the adversary proceeding and remanded the matter to the Bankruptcy Court for further proceedings. Following a motion to reconsider, the District Court upheld its remand on August 7, 2006, and instructed the Bankruptcy Court to conduct a “cost-benefit” analysis of the Committee’s claims, including claims against the noteholders. The Bankruptcy Court held a status conference on October 25, 2006 and set a briefing schedule relating to this cost-benefit analysis.

The foregoing speaks only as of the date of this report. It is possible that these matters and/or other developments resulting from these matters could result in increased fund redemptions or other adverse consequences to the Funds. However, PIMCO and AGID believe that these matters are not likely to have a material adverse effect on the Funds or on PIMCO’s or AGID’s ability to perform their respective investment advisory or distribution services relating to the Funds.

12. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

To the extent the All Asset and All Asset All Authority Funds invest in the CommodityRealReturn Strategy Fund® (the “CRRS Fund”), an Underlying Fund, the All Asset and All Asset All Authority Funds may be subject to the tax risk.

The CRRS Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and commodity-linked structured notes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code, is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. As such, the Fund’s ability to utilize commodity index-linked swaps as part of its investment strategy is limited to a maximum of 10 percent of its gross income.

However, in a subsequent revenue ruling, the IRS provided that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has also issued a private letter ruling to the CRRS Fund in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS has also issued another private letter ruling to the CRRS Fund in which the IRS specifically concluded that income derived from the CRRS Fund’s investment in the Subsidiary, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to

120	PIMCO Funds

March 31, 2007

the CRRS Fund. Based on such rulings, the CRRS Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

As of March 31, 2007, the components of distributable taxable earnings are as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(1)	Other Book-to-Tax Accounting Differences(2)	Accumulated Capital Losses(3)	Post-October Deferrals(4)
All Asset Fund	$58,611	$0	$207,385	$(5)	$(186,733)	$0
All Asset All Authority Fund	2,226	0	1,590	0	(16,215)	0
Fundamental IndexPLUS™ TR Fund	2,792	0	1	(126)	(3,145)	(3,320)
International StocksPLUS® TR Strategy Fund (Unhedged)	1,559	0	106	(7)	(468)	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	16,590	35	3,002	(675)	0	(156)
Real Return Fund	0	0	(131,307)	(21,079)	0	(127,370)
RealEstateRealReturn Strategy Fund	20,707	0	(3,179)	(135)	(17,879)	(3,729)
Small Cap StocksPLUS® TR Fund	238	158	14	(2)	0	0
StocksPLUS® Fund	33,294	0	3,361	(2,941)	(120,681)	(3,170)
StocksPLUS® Total Return Fund	4,997	3,188	(969)	(120)	0	0
StocksPLUS® TR Short Strategy Fund	1,166	0	239	(57)	(13,920)	(3,127)
CommodityRealReturn Strategy Fund®	487,179	0	372,650	(14,078)	(514,000)	(298,032)

(1) Adjusted for open wash sale loss deferrals and accelerated recognition of unrealized gain on certain futures, options and forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain/loss on swap contracts.

(2) Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for straddle loss deferrals and distributions payable at fiscal year-end.

(3) Capital losses available to offset future net capital gains expire in varying amounts in the years shown below.

(4) Capital losses realized during the period November 1, 2006 through March 31, 2007 which the Fund elected to defer to the following taxable year pursuant to federal income tax regulations.

As of March 31, 2007, the Funds had accumulated capital losses expiring in the following years (amounts in thousands). The Funds will resume capital gain distributions in the future to the extent gains are realized in excess of accumulated capital losses.

	Expiration of Accumulated Capital Losses

	2011	2014	2015
All Asset Fund	$0	$0	$186,733
All Asset All Authority Fund	0	0	16,215
Fundamental IndexPLUS™ TR Fund	0	2,291	854
International StocksPLUS® TR Strategy Fund (Unhedged)	0	0	468
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0	0	0
Real Return Fund	0	0	0
RealEstateRealReturn Strategy Fund	0	0	17,879
Small Cap StocksPLUS® TR Fund	0	0	0
StocksPLUS® Fund	120,681	0	0
StocksPLUS® Total Return Fund	0	0	0
StocksPLUS® TR Short Strategy Fund	0	1,076	12,844
CommodityRealReturn Strategy Fund®	0	0	514,000

Annual Report	March 31, 2007	121

Notes to Financial Statements  (Cont.)

As of March 31, 2007, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(5)
All Asset Fund	$12,370,456	$219,166	$(11,782)	$207,384
All Asset All Authority Fund	889,742	14,522	(12,932)	1,590
Fundamental IndexPLUS™ TR Fund	619,193	1,065	(605)	460
International StocksPLUS® TR Strategy Fund (Unhedged)	82,512	26	(37)	(11)
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	847,581	5,334	(1,368)	3,966
Real Return Fund	16,490,152	177,450	(312,955)	(135,505)
RealEstateRealReturn Strategy Fund	273,013	1,959	(5,279)	(3,320)
Small Cap StocksPLUS® TR Fund	18,531	8	(17)	(9)
StocksPLUS® Fund	931,535	5,393	(1,605)	3,788
StocksPLUS® Total Return Fund	486,205	536	(1,967)	(1,431)
StocksPLUS® TR Short Strategy Fund	184,920	350	(182)	168
CommodityRealReturn Strategy Fund®	19,429,735	500,258	(136,056)	364,202

(5) Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, contingent payment debt instruments, interest only basis adjustments, and unamortized premium on convertible bonds for federal income tax purposes.

For the fiscal years ended March 31, 2007 and March 31, 2006, respectively, the Funds made the following tax basis distributions (amounts in thousands):

	March 31, 2007			March 31, 2006
	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions	Return of Capital(7)	Ordinary Income Distributions(6)	Long-Term Capital Gain Distributions		Return of Capital(7)
All Asset Fund	$681,865	$34,627	$0	$553,416	$42,598		$0
All Asset All Authority Fund	38,486	1,264	0	26,141	850		0
Fundamental IndexPLUS™ TR Fund	70,483	0	0	20,595	0		0
International StocksPLUS® TR Strategy Fund (Unhedged)	2,162	0	0	N/A	N/A		N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	81,939	0	0	33,524	0		0
Real Return Fund	522,166	342	14,734	764,118	93,500		0
RealEstateRealReturn Strategy Fund	70,922	93	0	152,489	2,500		0
Small Cap StocksPLUS® TR Fund	136	0	0	N/A	N/A		N/A
StocksPLUS® Fund	39,655	0	0	28,387	0		0
StocksPLUS® Total Return Fund	20,806	15,318	0	23,173	11,202		0
StocksPLUS® TR Short Strategy Fund	6,808	0	0	1,283	3		0
CommodityRealReturn Strategy Fund®	453,910	0	0	1,352,226	12,617	(8)	558,572

(6) Includes short-term capital gains, if any, distributed.

(7) A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

(8) This amount was reported as a dividend pursuant to information reporting rules of the Internal Revenue Code.

122	PIMCO Funds

Report of Independent Registered Public Accounting Firm

To the Trustees and Class D Shareholders of the PIMCO Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the All Asset Fund, All Asset All Authority Fund, CommodityRealReturn Strategy® Fund, Fundamental Index PLUSTM TR Fund, International StocksPLUS® TR Strategy Fund (US Dollar-Hedged), International StocksPLUS® TR Strategy Fund (Unhedged), Real Return Fund, RealEstateRealReturn Strategy Fund, Small Cap StocksPLUS® TR Fund, StocksPLUS® Fund, StocksPLUS® Total Return Fund, and StocksPLUS® TR Short Strategy Fund, twelve of the sixty-two Funds constituting the PIMCO Funds, (hereafter referred to as the “Funds”) at March 31, 2007, the results of each of their operations for the year or period then ended, the changes in each of their net assets for each of the periods indicated, the cash flows for the All Asset All Authority Fund for the year then ended, and the financial highlights of the Funds for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and counterparties, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

May 24, 2007

Annual Report	March 31, 2007	123

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code ("Code") and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2007) regarding the status of dividend received deduction, qualified dividend income, qualified interest income, and qualified short-term capital gain.

Dividend Received Deduction.  Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of each Fund's fiscal 2007 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income.  Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2007 are designated as "qualified dividend income", as defined in the Act, subject to reduced tax rates.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only).  Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2007 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)	Qualified Short-Term Capital Gain (000s)
All Asset Fund	0.22%	0.23%	$463,347	$727
All Asset All Authority Fund	0.22%	0.27%	26,358	41
Fundamental IndexPLUS™ TR Fund	0.07%	0.13%	19,890	0
International StocksPLUS® TR Strategy Fund (Unhedged)	0.00%	0.00%	868	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.32%	0.32%	27,485	0
Real Return Fund	0.01%	0.01%	401,595	3,229
RealEstateRealReturn Strategy Fund	0.00%	0.00%	7,736	0
Small Cap StocksPLUS® TR Fund	0.28%	0.57%	238	0
StocksPLUS® Fund	1.72%	2.17%	35,482	0
StocksPLUS® Total Return Fund	0.38%	0.52%	11,707	7,103
StocksPLUS® TR Short Strategy Fund	0.26%	0.51%	5,827	0
CommodityRealReturn Strategy Fund®	0.01%	0.01%	315,911	0

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2008, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2007.

124	PIMCO Funds

Management of the Trust	(Unaudited)

The chart below identifies the Trustees and Officers of the Trust. Each “interested” Trustee as defined by the 1940 Act, is indicated by an asterisk (*). Unless otherwise indicated, the address of all persons below is 840 Newport Center Drive, Newport Beach, CA 92660.

The Funds’ Statement of Additional Information includes more information about the Trustees. To request a free copy, call PIMCO at 1-800-927-4648.

Trustees of the Trust

Name, Age and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

Interested Trustees

Brent R. Harris* (47) Chairman of the Board and Trustee	02/1992 to Present	Managing Director and member of Executive Committee, PIMCO.	93	Chairman and Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Chairman and Trustee, PIMCO Variable Insurance Trust; Director and Vice President, StocksPLUS® Management Inc.; and member of Board of Governors and Executive Committee, Investment Company Institute.

R. Wesley Burns* (47) Trustee	11/1997 to Present	Consulting Managing Director, PIMCO. Formerly, Managing Director, PIMCO.	94	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Chairman and Director, PIMCO Strategic Global Government Fund, Inc.; and Director PS Business Parks, Inc. (a Real Estate Investment Trust).

Independent Trustees

Marilyn A. Alexander (55) Trustee	10/2006 to Present	Independent Consultant, Alexander & Friedman, LLC (a consulting service for corporate/not-for-profit executives). Formerly, Senior Vice President and Chief Financial Officer of the Disneyland Resort, Walt Disney Company (an entertainment conglomerate).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, New Century Financial Corporation (mortgage banking); and Director, Breast Health Awareness Foundation. Formerly, Director, Equity Office Properties (a Real Estate Investment Trust).

E. Philip Cannon (66) Trustee	05/2000 to Present	Proprietor, Cannon & Company (an investment firm). Formerly, President, Houston Zoo (until 2005).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc. and Trustee, PIMCO Variable Insurance Trust. Formerly, Trustee, Allianz Funds (formerly, PIMCO Funds: Multi-Manager Series).

Vern O. Curtis (72) Trustee	02/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; and Director, PS Business Parks, Inc. (a Real Estate Investment Trust).

J. Michael Hagan (67) Trustee	05/2000 to Present	Private Investor and Business Adviser (primarily for manufacturing companies).	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; Trustee, PIMCO Variable Insurance Trust; Director, Ameron International (manufacturing); and Director, Fleetwood Enterprises (manufacturer of housing and recreational vehicles). Formerly, Director, Remedy Temp (staffing).

William J. Popejoy (69) Trustee	07/1993 to 02/1995 and 08/1995 to Present	Private Investor.	93	Director, PIMCO Commercial Mortgage Securities Trust, Inc.; and Trustee, PIMCO Variable Insurance Trust. Formerly, Director, New Century Financial Corporation (mortgage banking).

* Each of Mr. Harris and Mr. Burns is an “interested person” of the Trust (as the term is defined in the 1940 Act) because of his affiliations with PIMCO.

** Trustees serve until their successors are duly elected and qualified.

Annual Report	March 31, 2007	125

Management of the Trust (Cont.)	(Unaudited)

Executive Officers

Name, Age and Position Held with Trust	Term of Office*** and Length of Time Served	Principal Occupation(s) During Past 5 Years

Ernest L. Schmider (49) President	05/2005 to Present	Managing Director, PIMCO.

David C. Flattum (42) Chief Legal Officer	11/2006 to Present	Executive Vice President and General Counsel, PIMCO. Formerly, Managing Director, Chief Operating Officer and General Counsel, Allianz Global Investors of America L.P. and Partner at Latham and Watkins LLP.

Jennifer E. Durham (36) Chief Compliance Officer	07/2004 to Present	Senior Vice President, PIMCO. Formerly, Vice President and Legal/Compliance Manager, PIMCO.

William H. Gross (63) Senior Vice President	04/1987 to Present	Managing Director and Chief Investment Officer, PIMCO.

Jeffrey M. Sargent (44) Senior Vice President	02/1993 to Present (since 02/1999 as Senior Vice President)	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

William S. Thompson, Jr. (61) Senior Vice President	11/1993 to Present (since 02/2003 as Senior Vice President)	Chief Executive Officer and Managing Director, PIMCO.

J. Stephen King, Jr. (44) Vice President - Senior Counsel	05/2005 to Present	Senior Vice President and Attorney, PIMCO. Formerly, Vice President, PIMCO; and Associate, Dechert LLP.

Henrik P. Larsen (37) Vice President	02/1999 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Michael J. Willemsen (47) Vice President	11/1988 to Present (since 02/2002 as Vice President)	Vice President, PIMCO.

Garlin G. Flynn (61) Secretary	08/1995 to Present	Senior Paralegal, PIMCO. Formerly, Paralegal and Specialist, PIMCO.

John P. Hardaway (49) Treasurer	08/1990 to Present	Executive Vice President, PIMCO. Formerly, Senior Vice President, PIMCO.

Erik C. Brown (39) Assistant Treasurer	02/2001 to Present	Senior Vice President, PIMCO. Formerly, Vice President, PIMCO.

Stacie D. Anctil (37) Assistant Treasurer	11/2003 to Present	Vice President, PIMCO. Formerly, Specialist, PIMCO.

*** The Officers of the Trust are re-appointed annually by the Board of Trustees.

126	PIMCO Funds

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	(Unaudited)

On November 14, 2006, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees (the “Independent Trustees”), approved the Investment Advisory Contract and Administration Agreement (together, the “Agreements”) with Pacific Investment Management Company LLC (“PIMCO”) on behalf of the PIMCO International StocksPLUS® TR Strategy Fund (Unhedged), a new series of the Trust (the “Fund”). The Agreements are currently in effect with respect to other series of the Trust. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

1.	Information Received
A.	Materials Reviewed

In considering whether to approve the Agreements, the Board reviewed materials provided by PIMCO, which included, among other things, comparative industry data with regard to investment performance and expense ratios of funds with investment objectives and policies similar to those of the Fund. The Board also reviewed material provided by counsel to the Trust and the Independent Trustees, which included, among other things, memoranda outlining legal duties of the Board. The Board also reviewed information about the personnel who would be providing investment management and administrative services to the Fund.

B.	Review Process

In connection with the approval of the Agreements, the Board reviewed written materials prepared by PIMCO, which included, among other things, comparative fee and performance data for funds in the appropriate Lipper, Inc. (“Lipper”) peer group. Lipper is an independent provider of investment company performance and fee and expense data. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel. The Board also heard oral presentations on matters related to the Agreements. The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to approve the Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, its Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in assets under management. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board considered PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of administrative and shareholder services provided by PIMCO to other series of the Trust under the Agreements.

The Board considered the terms of Trust’s Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO would provide or procure administrative services and bears the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board considered PIMCO’s provision of these services to other series of the Trust and its supervision of the Trust’s third party service providers. Ultimately, the Board concluded that the nature, extent and quality of the services to be provided by PIMCO would likely benefit the Fund and its shareholders.

3.	Investment Performance

As the Fund was a new series at the time of the Board meeting, certain information such as fund performance, was not available with respect to the Fund. However, the Board did consider comparative performance data with respect to other series of PIMCO Funds and information with respect to the performance of other funds within the Fund’s Lipper peer group.

4.	Advisory Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for the Fund, it considered a number of factors, including the type and complexity of the services to be provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on

Annual Report	March 31, 2007	127

Approval of the Investment Advisory Contract and Administrative Agreement for PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) (Cont.)	(Unaudited)

potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to potential investors.

The Board reviewed the proposed advisory fee, administration fee and estimated total expenses of the Fund (each as a percentage of average net assets) and compared such amounts with the fees and expenses of other similar funds.

The Board also considered the Trust’s unified fee structure, under which the Trust pays for the administrative services it requires for one set fee, and in return, PIMCO would provide or procure administrative services and bear the costs of various third party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that the unified administrative fee creates a fund expense ratio that is fixed, rather than variable, and that the fixed expense ratio was viewed by many in the industry as a positive attribute for other series of the Trust. The Board concluded that the Fund’s proposed administrative fees were reasonable in relation to the value of the services to be provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Administration Agreement represent, in effect, a cap on fund expense ratios that would be beneficial to the Fund and its shareholders. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund expenses at competitive levels.

The Board also noted that PIMCO proposed to reduce total annual fund operating expenses by waiving a portion of its administrative fee or reimbursing the Fund, to the extent that they would exceed, due to the payment of organizational expenses and pro rata Trustees’ fees, the sum of the Fund’s advisory fee, distribution and service fees (distribution and service fees applicable only with respect to the Administrative Class), administrative fee and other expenses borne by the Fund not covered by the administrative fee, plus 0.49 basis points.

Based on the information presented by PIMCO, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory and administrative fees to be charged by PIMCO, as well as the estimated total expenses of the Fund, are reasonable and approval of the Agreements would likely benefit the Fund and its shareholders.

5.	Adviser Costs, Level of Profits and Economies of Scale

As the Fund was a new series at the time of the Board meeting, information regarding PIMCO’s costs and the profitability of PIMCO’s relationship with the Fund was not available.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in the expense ratio due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Fund’s overall expense ratio).

The Board concluded that the Fund’s proposed cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Fund, to the benefit of Fund shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including: sales charges and distribution fees received and retained by the Fund’s principal underwriter, an affiliate of PIMCO; and possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the various series of the Trust, including the Fund. The Board also considered that affiliates of PIMCO will provide distribution and shareholder services to the Fund and its shareholders, for which they may be compensated under the unified administrative fee, or through distribution fees paid pursuant the Fund’s Rule 12b-1 plans. The Board also reviewed PIMCO’s soft dollar policies and procedures, noting that PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the Agreements were fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders would likely receive reasonable value in return for the advisory fees and other amounts paid to PIMCO by the Fund, and that the approval of the Agreements was in the best interests of the Fund and its shareholders.

128	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

155 North Lake Ave., Suite 900

Pasadena, CA 91101

Distributor

Allianz Global Investors Distributors LLC

2187 Atlantic Street

Stamford, CT 06902

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

PFPC, Inc.

PO Box 9688

Providence, RI 02940

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1055 Broadway

Kansas City, MO 64105

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements Information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors is one of the world’s largest asset management companies, with over $1 trillion under management. Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

Assets under management as of 3/31/07. Allianz Global Investors Fund Management LLC serves as the Closed-End Funds’ investment manager, and the sub-advisors are Pacific Investment Management Company LLC (PIMCO), Oppenheimer Capital LLC (OPCAP), Nicholas Applegate Capital Management LLC (NACM) and NFJ Investment Group L.P. (NFJ). Managed accounts are available through Allianz Global Investors Managed Accounts LLC, 1345 Avenue of the Americas, New York, NY 10105-4800. The funds are distributed by Allianz Global Investors Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902 © 2007. For information about any product, contact your financial advisor.         AZ693AR_17294

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

(a) The Board of Directors has determined that Vern O. Curtis, who serves on the Board’s audit committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Curtis is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2007	$2,081,832
	March 31, 2006	$1,877,849

(b)	Fiscal Year Ended	Audit-Related Fees(1)
	March 31, 2007	$80,600
	March 31, 2006	$157,400

(c)	Fiscal Year Ended	Tax Fees(2)
	March 31, 2007	$11,840
	March 31, 2006	$21,409

(d)	Fiscal Year Ended	All Other Fees(3)
	March 31, 2007	$ —
	March 31, 2006	$ —

	“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements for those fiscal years or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

	“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

	“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

	“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

	(1) Includes aggregate fees billed for review of the Registrant’s semi-annual reports to shareholders and additional Form N-1A filing review.

	(2) Includes aggregate fees billed for review of the Registrant’s tax returns and tax consulting services.

	(3) There were no “Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1)	The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2)	With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
		Aggregate Non-Audit Fees Billed to Entity

	Entity	March 31, 2007	March 31, 2006
	PIMCO Funds	$92,440	$178,809
	Pacific Investment Management Company LLC (“PIMCO”)	$438,646	$505,142

	Totals	$531,086	$683,951

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser that provides ongoing services to the Registrant’s which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The audit committee is comprised of:

Marilyn A. Alexander;

E. Philip Cannon;

Vern O. Curtis;

J. Michael Hagan;

William J. Popejoy

Item 6.	Schedule of Investments.

Please note that the Registrant has included a summary schedule of portfolio securities of the Total Return Fund in its annual reports to shareholders, a copy of which is included under Item 1, for this reporting period. The Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

March 31, 2007

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
BANK LOAN OBLIGATIONS 0.3%
Biomet, Inc.
6.000% due 03/08/2008	$15,000	$14,941
CSC Holdings, Inc.
7.110% due 02/24/2013	35,793	35,961
7.120% due 03/29/2013	2,085	2,095
Ford Motor Co.
8.360% due 11/29/2013	32,918	33,071
Freeport-McMoRan Copper & Gold, Inc.
2.000% due 03/19/2014	32,100	32,224
General Motors Acceptance Corp.
7.725% due 11/17/2013	37,000	37,329
Georgia-Pacific Corp.
7.340% due 12/20/2012	43,517	43,793
7.364% due 12/20/2012	4,100	4,126
Metro-Goldwyn-Mayer, Inc.
8.600% due 04/08/2012	13,000	12,992
8.614% due 04/08/2012	5,000	5,010
NRG Energy, Inc.
7.350% due 09/30/2012	4,642	4,678
7.364% due 09/30/2012	17,877	18,018
Reynolds American, Inc.
7.104% due 05/11/2012	28,827	29,094
7.125% due 05/11/2012	22,044	22,249
7.125% due 05/31/2012	1,301	1,314
Yell Group PLC
7.320% due 02/10/2013	33,000	33,286

Total Bank Loan Obligations (Cost $328,800)		330,181

CORPORATE BONDS & NOTES 23.6%

Banking & Finance 17.7%

ABX Financing Co.
5.750% due 10/15/2016	10,000	10,066
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	11,390
AIG-Fp Matched Funding Corp.
5.350% due 06/16/2008	100,000	100,069
Allstate Life Global Funding Trusts
5.390% due 03/23/2009	50,000	50,075
American Express Bank FSB
5.330% due 09/26/2008	27,800	27,814
American Express Centurion Bank
5.380% due 04/17/2009	89,100	89,113
5.480% due 12/17/2009	5,000	5,015
American Express Credit Corp.
5.320% due 06/12/2007	500	500
5.370% due 12/19/2008	10,000	10,005
5.380% due 03/02/2009	2,480	2,483
5.380% due 04/06/2009	20,300	20,323
American General Corp.
7.500% due 08/11/2010	250	269
American General Finance Corp.
2.750% due 06/15/2008	500	486
4.500% due 11/15/2007	8,946	8,910
5.408% due 06/27/2007	13,000	13,004
5.470% due 08/16/2007	35,715	35,735
5.478% due 06/27/2008	49,940	50,011
5.480% due 01/18/2008	23,150	23,174
American Honda Finance Corp.
5.400% due 03/09/2009	61,080	61,218
5.420% due 05/12/2009	94,600	94,637
American International Group, Inc.
5.050% due 10/01/2015	41,300	40,476
5.350% due 06/23/2008	70,500	70,506
5.370% due 06/16/2009	15,000	15,008
5.375% due 10/18/2011	1,000	1,012
5.400% due 01/29/2010	200,000	200,231
6.250% due 05/01/2036	100,000	105,323
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,512
ANZ National International Ltd.
5.400% due 08/07/2009	45,000	44,999
Asian Development Bank
5.820% due 06/16/2028	1,100	1,171
ASIF Global Financing XXI
5.705% due 03/14/2008	35,000	35,065
ASIF Global Financing XXVIII
5.400% due 05/03/2007	80,700	80,708
Australia & New Zealand Banking Group Ltd.
5.420% due 02/18/2008	50,000	50,014
Bank of America Corp.
4.750% due 08/15/2013	500	486
5.356% due 03/24/2009	47,300	47,415
5.360% due 06/19/2009	9,300	9,314
5.360% due 09/25/2009	102,700	102,854
5.370% due 11/24/2008	40,200	40,206
5.370% due 11/06/2009	123,100	123,080
5.375% due 08/15/2011	8,000	8,099
5.510% due 02/17/2009	11,000	11,029
5.610% due 02/11/2009	20,000	20,081
5.620% due 10/14/2016	40,000	40,300
Bank of America N.A.
5.350% due 12/18/2008	98,100	98,059
5.360% due 07/25/2008	23,900	23,909
5.360% due 02/27/2009	229,600	229,712
6.000% due 10/15/2036	76,900	77,270
Bank of Ireland
5.360% due 12/19/2008	50,000	50,038
Bank One Corp.
2.625% due 06/30/2008	500	485
BankAmerica Corp.
6.625% due 10/15/2007	1,000	1,006
BBVA U.S. Senior S.A. Unipersonal
5.430% due 04/17/2009	200,000	200,294
Bear Stearns Cos., Inc.
2.875% due 07/02/2008	500	486
5.440% due 03/30/2009	201,700	202,115
5.450% due 08/21/2009	10,000	10,011
5.450% due 02/23/2010	200,000	200,092
5.489% due 01/07/2009	10,000	10,013
5.490% due 02/08/2008	27,350	27,395
5.510% due 04/29/2008	152,605	152,934
5.590% due 01/31/2011	50,000	50,110
5.610% due 09/09/2009	19,980	20,063
5.660% due 01/30/2009	201,500	202,474
7.625% due 12/07/2009	80	85
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,125
BNP Paribas
5.186% due 06/29/2049	300	288
Boeing Capital Corp.
7.375% due 09/27/2010	135	145
C5 Capital SPV Ltd.
6.196% due 12/01/2049	15,000	15,034
C10 Capital SPV Ltd.
6.722% due 12/01/2049	39,500	39,027
Calabash Re II Ltd.
16.255% due 01/08/2010	2,650	2,766
Capital One Financial Corp.
5.700% due 09/15/2011	10,000	10,111
Caterpillar Financial Services Corp.
3.625% due 11/15/2007	500	495
5.410% due 03/10/2009	28,560	28,584
5.420% due 05/18/2009	101,000	101,113
5.430% due 08/20/2007	12,138	12,144
Charter One Bank N.A.
5.410% due 04/24/2009	100,000	100,048
CIT Group, Inc.
5.420% due 12/19/2007	82,400	82,469
5.430% due 02/21/2008	25,000	25,034
5.450% due 06/08/2009	62,375	62,527
5.480% due 08/17/2009	12,000	12,014
5.500% due 11/30/2007	180	180
5.500% due 12/19/2008	20,000	20,044
5.510% due 08/15/2008	8,400	8,416
5.510% due 01/30/2009	226,275	226,666
5.570% due 05/23/2008	159,355	159,826
5.580% due 05/18/2007	7,090	7,093
5.580% due 09/20/2007	49,455	49,509
5.600% due 11/23/2007	58,936	59,019
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,754
Citigroup Funding, Inc.
5.330% due 12/08/2008	173,000	173,081
Citigroup Global Markets Holdings, Inc.
5.480% due 08/03/2009	39,980	40,084
Citigroup, Inc.
4.200% due 12/20/2007	110,800	109,954
5.100% due 09/29/2011	3,000	3,002
5.125% due 02/14/2011	4,600	4,611
5.380% due 12/28/2009	143,230	143,248
5.388% due 12/26/2008	49,830	49,869
5.400% due 01/30/2009	186,000	186,098
5.408% due 06/04/2007	3,800	3,801
5.410% due 05/02/2008	157,585	157,783
5.450% due 05/18/2011	100,000	100,173
5.480% due 06/09/2009	102,559	102,858
5.510% due 05/18/2010	182,550	183,153
6.125% due 08/25/2036	10,000	10,192
CNA Financial Corp.
5.850% due 12/15/2014	20,500	20,582
6.000% due 08/15/2011	25,000	25,551
Commonwealth Bank of Australia
5.360% due 06/08/2009	96,300	96,383
Countrywide Financial Corp.
6.250% due 05/15/2016	25,000	25,244
Countrywide Home Loans, Inc.
4.250% due 12/19/2007	205	203
Credit Suisse USA, Inc.
5.470% due 12/09/2008	26,380	26,421
Den Norske Bank ASA
5.440% due 03/10/2008	20,000	20,007
El Paso Performance-Linked Trust
7.750% due 07/15/2011	5,250	5,611
Enron Credit Linked Notes Trust
8.000% due 08/15/2005 (a)	3,200	2,784
Export-Import Bank of China
4.875% due 07/21/2015	28,200	27,494

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Export-Import Bank of Korea
5.580% due 10/04/2011	$88,600	$88,704
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	221	252
Ford Motor Credit Co.
6.180% due 09/28/2007	28,830	28,833
6.625% due 06/16/2008	37,000	36,894
6.930% due 01/15/2010	20,300	19,999
7.250% due 10/25/2011	10,300	10,020
7.875% due 06/15/2010	62,528	62,804
Foundation Re II Ltd.
12.110% due 11/26/2010	40,850	41,589
GATX Financial Corp.
6.273% due 06/15/2011	10,355	10,694
General Electric Capital Corp.
3.250% due 06/15/2009	10,000	9,644
4.250% due 06/15/2012	1,450	1,394
5.370% due 03/12/2010	8,500	8,498
5.380% due 05/19/2008	6,000	6,005
5.380% due 12/12/2008	44,000	44,041
5.388% due 03/04/2008	32,965	33,003
5.390% due 08/22/2008	37,500	37,537
5.390% due 03/16/2009	124,100	124,150
5.400% due 01/05/2009	197,550	197,701
5.410% due 06/22/2007	1,400	1,400
5.410% due 05/19/2008	176,796	177,006
5.420% due 05/10/2010	129,600	129,696
5.420% due 10/06/2010	30,000	30,004
5.422% due 01/15/2008	4,700	4,705
5.430% due 01/20/2010	197,600	198,035
5.450% due 04/28/2011	49,970	50,021
5.455% due 06/15/2009	144,965	145,273
5.460% due 07/28/2008	4,005	4,012
5.460% due 04/30/2009	10,479	10,493
5.460% due 10/21/2010	150,450	150,802
5.475% due 12/15/2009	267,290	268,011
5.490% due 06/22/2009	29,760	29,842
5.500% due 04/28/2011	6,000	6,099
5.510% due 02/02/2009	102,768	103,029
5.560% due 01/08/2016	82,800	83,016
5.740% due 05/05/2026	29,950	29,950
6.125% due 02/22/2011	1,100	1,141
8.125% due 05/15/2012	250	283
8.310% due 04/13/2009	41,300	43,926
General Motors Acceptance Corp.
6.000% due 04/01/2011	15,000	14,601
6.310% due 07/16/2007	17,518	17,519
7.430% due 12/01/2021	817	825
Genworth Global Funding Trusts
5.415% due 02/10/2009	50,000	50,072
Glitnir Banki HF
5.800% due 01/21/2011	10,000	10,087
5.830% due 01/18/2012	20,000	20,155
GMAC LLC
6.000% due 12/15/2011	32,600	31,651
Goldman Sachs Group LP
6.060% due 02/09/2009	10,000	10,105
Goldman Sachs Group, Inc.
3.875% due 01/15/2009	420	412
4.750% due 07/15/2013	500	483
5.000% due 01/15/2011	10,000	9,938
5.250% due 10/15/2013	665	659
5.390% due 12/23/2008	102,900	102,901
5.400% due 03/30/2009	4,700	4,701
5.410% due 06/23/2009	36,000	36,038
5.430% due 12/23/2009	50,000	49,988
5.440% due 12/22/2008	209,375	209,703
5.440% due 06/23/2009	100,000	100,047
5.440% due 11/16/2009	32,480	32,511
5.450% due 11/10/2008	41,000	41,059
5.460% due 07/29/2008	244,670	245,039
5.485% due 10/05/2007	180,100	180,254
5.548% due 03/02/2010	68,584	68,851
5.650% due 06/28/2010	15,000	15,088
5.690% due 07/23/2009	15,570	15,660
5.700% due 09/01/2012	1,550	1,579
5.800% due 03/22/2016	10,000	10,029
6.000% due 12/31/2007 (m)	1,383	1,361
6.125% due 02/15/2033	20,000	20,053
6.875% due 01/15/2011	100	106
7.350% due 10/01/2009	150	158
HBOS Capital Funding LP
6.071% due 06/30/2049	10,000	10,202
HBOS PLC
5.920% due 09/29/2049	37,900	37,197
HBOS Treasury Services PLC
5.320% due 07/17/2008	25,100	25,120
5.400% due 07/17/2009	102,500	102,666
Health Care Property Investors, Inc.
5.950% due 09/15/2011	12,350	12,579
6.300% due 09/15/2016	13,000	13,350
HSBC Bank USA N.A.
5.420% due 09/21/2007	1,500	1,501
5.485% due 12/14/2009	9,700	9,731
HSBC Capital Funding LP
9.547% due 12/31/2049	43,400	48,835
10.176% due 12/29/2049	46,160	67,338
10.176% due 12/31/2049	20,000	29,244
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	10,000	9,943
HSBC Finance Corp.
5.360% due 05/21/2008	96,900	96,965
5.390% due 08/10/2007	43,000	43,023
5.400% due 05/10/2007	16,000	16,001
5.420% due 10/21/2009	71,800	71,825
5.440% due 06/19/2009	158,250	158,583
5.485% due 09/15/2008	174,850	175,243
5.488% due 12/05/2008	73,500	73,692
5.500% due 05/09/2008	9,350	9,370
5.510% due 07/27/2007	10,000	10,008
5.610% due 05/10/2010	10,000	10,050
5.610% due 01/15/2014	15,000	14,973
5.640% due 11/16/2009	60,479	60,829
5.710% due 07/19/2012	28,000	28,167
5.790% due 06/01/2016	10,000	10,100
6.538% due 11/13/2007	7,500	7,535
7.000% due 05/15/2012	200	215
HSBC Holdings PLC
6.500% due 05/02/2036	191,500	203,078
7.500% due 07/15/2009	33,000	34,620
Infrastructure Finance Corp. Ltd. AID Bonds
5.378% due 03/26/2009	2,000	2,037
International Lease Finance Corp.
5.250% due 01/10/2013	15,000	14,987
5.350% due 03/01/2012	20,000	20,150
5.400% due 02/15/2012	20,000	20,276
5.580% due 05/24/2010	43,180	43,397
5.679% due 07/11/2011	50,000	50,418
5.700% due 04/20/2009	6,500	6,531
5.760% due 01/15/2010	34,630	34,884
Intesa Bank Overseas Ltd.
6.199% due 01/02/2008	2,800	2,815
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	9,820
5.950% due 10/15/2013	10,000	10,136
Jenkins-Empire Associates
6.840% due 08/01/2008	575	567
John Deere Capital Corp.
4.500% due 08/22/2007	1,000	997
4.500% due 08/25/2008	5,100	5,052
5.400% due 09/01/2009	25,000	25,015
5.410% due 04/15/2008	114,360	114,443
5.410% due 07/15/2008	1,000	1,001
5.650% due 07/25/2011	9,000	9,184
JPMorgan & Co., Inc.
2.991% due 02/15/2012	600	622
JPMorgan Chase & Co.
4.500% due 01/15/2012	1,000	973
4.875% due 03/15/2014	500	487
5.400% due 12/22/2008	15,200	15,213
5.426% due 06/25/2010	1,300	1,300
5.430% due 01/25/2008	20,248	20,270
5.520% due 03/09/2009	10,000	10,035
5.539% due 10/02/2009	52,700	52,944
JPMorgan Mortgage Acquisition Corp.
6.550% due 09/15/2066	37,600	37,472
Kaupthing Bank HF
5.750% due 10/04/2011	30,000	30,279
Landsbanki Islands HF
6.060% due 08/25/2009	18,000	18,244
6.100% due 08/25/2011	10,000	10,272
Lehman Brothers Holdings, Inc.
5.370% due 11/24/2008	8,000	8,002
5.390% due 05/29/2008	59,600	59,652
5.400% due 12/23/2008	478,200	478,288
5.440% due 04/03/2009	166,080	166,202
5.450% due 10/22/2008	28,100	28,138
5.450% due 01/23/2009	108,600	108,694
5.460% due 11/16/2009	25,870	25,876
MBNA Capital B
6.160% due 02/01/2027	7,000	7,000
MBNA Corp.
5.790% due 05/05/2008	10,000	10,051
MBNA Europe Funding PLC
5.430% due 09/07/2007	11,500	11,506
Merrill Lynch & Co., Inc.
4.250% due 02/08/2010	2,000	1,953
5.380% due 12/22/2008	99,900	99,894
5.410% due 06/26/2009	5,000	5,001
5.430% due 06/16/2008	75,000	75,107
5.450% due 06/16/2008	86,655	86,798
5.450% due 08/22/2008	102,575	102,688
5.450% due 10/27/2008	82,000	82,097
5.450% due 01/30/2009	50,000	50,056
5.450% due 08/14/2009	16,450	16,458
5.485% due 07/27/2007	66,923	66,965
5.610% due 02/06/2009	78,400	78,691
5.820% due 06/30/2008	6,300	6,342
MetLife, Inc.
6.400% due 12/15/2036	69,800	68,375
Metropolitan Life Global Funding I
5.125% due 11/09/2011	4,325	4,330

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Morgan Stanley
3.625% due 04/01/2008	$500	$492
4.250% due 05/15/2010	2,500	2,444
4.750% due 04/01/2014	160	152
5.375% due 10/15/2015	500	493
5.390% due 04/25/2008	49,970	49,991
5.450% due 01/15/2010	49,700	49,718
5.470% due 02/09/2009	105,085	105,223
5.485% due 07/27/2007	38,370	38,387
5.485% due 11/09/2007	49,400	49,451
5.485% due 01/18/2008	308,647	308,992
5.600% due 01/22/2009	302,300	302,554
5.610% due 01/18/2011	600	602
5.625% due 01/09/2012	1,000	1,014
5.760% due 05/14/2008	85,800	86,038
5.810% due 10/18/2016	60,000	60,228
5.840% due 10/15/2015	10,000	10,062
6.750% due 04/15/2011	200	212
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	32,800	33,563
Mystic Re Ltd.
11.660% due 12/05/2008	4,250	4,293
14.360% due 12/05/2008	32,100	32,341
Natexis AMBS Co. LLC
8.440% due 12/29/2049	14,000	14,524
National Westminster Bank PLC
7.750% due 04/29/2049	10,353	10,453
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,385
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	30,339
ORIX Corp.
5.480% due 11/22/2011	20,000	20,105
Osiris Capital PLC
8.210% due 01/15/2010	12,600	12,638
Pemex Finance Ltd.
8.020% due 05/15/2007	217	217
Petroleum Export Ltd.
5.265% due 06/15/2011	28,546	28,068
Phoenix Quake Ltd.
7.810% due 07/03/2008	36,600	36,858
Phoenix Quake Wind I Ltd.
7.810% due 07/03/2008	36,600	36,763
Phoenix Quake Wind II Ltd.
8.860% due 07/03/2008	13,700	12,825
PMI Group, Inc.
6.000% due 09/15/2016	24,200	24,768
Popular North America, Inc.
5.760% due 04/06/2009	25,000	25,136
Premium Asset Trust
5.715% due 09/08/2007	34,900	34,959
Pricoa Global Funding I
5.420% due 09/12/2008	30,000	30,038
Prudential Financial, Inc.
5.490% due 06/13/2008	11,030	11,055
Rabobank Capital Funding II
5.260% due 12/31/2049	5,120	4,988
Rabobank Capital Funding Trust
5.254% due 12/29/2049	120	116
Rabobank Nederland
5.360% due 04/06/2009	7,650	7,657
5.380% due 01/15/2009	81,200	81,268
Racers, Series 1997
5.660% due 08/15/2007	4,500	4,500
Redwood Capital IX Ltd.
11.614% due 01/09/2008	23,000	23,232
12.114% due 01/09/2008	21,000	21,216
13.114% due 01/09/2008	5,000	5,051
Resona Bank Ltd.
5.850% due 09/29/2049	37,800	37,680
Royal Bank of Scotland Group PLC
5.350% due 12/21/2007	48,700	48,742
5.370% due 04/11/2008	200,000	200,229
5.410% due 07/21/2008	38,000	38,040
7.648% due 08/31/2049	10,195	11,833
9.118% due 03/31/2049	74,200	82,056
Santander U.S. Debt S.A. Unipersonal
5.358% due 11/20/2008	80,300	80,367
5.360% due 09/21/2007	1,200	1,201
5.408% due 11/20/2009	160,000	160,170
5.410% due 09/19/2008	107,680	107,878
5.420% due 10/21/2008	43,100	43,145
5.420% due 02/06/2009	92,600	92,767
Simon Property Group LP
4.600% due 06/15/2010	8,000	7,870
5.600% due 09/01/2011	5,000	5,083
SLM Corp.
5.440% due 01/25/2008	70,798	70,861
5.500% due 07/27/2009	173,590	173,715
5.555% due 03/15/2011	60,000	59,960
5.560% due 01/26/2009	115,250	115,569
5.570% due 07/25/2008	130,665	131,021
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	92,700	93,343
Sun Life Canada US Capital Trust
8.526% due 05/29/2049	550	575
Textron Financial Corp.
5.450% due 11/07/2008	16,500	16,524
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	39,104
Toll Brothers Finance Corp.
5.950% due 09/15/2013	10,000	9,616
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	493
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	69
6.375% due 03/15/2033	33	35
TXU Eastern Funding Co.
6.450% due 05/15/2005 (a)	15,270	611
U.S. Bancorp
5.350% due 04/28/2009	50,000	50,036
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	65,153
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	8,597
UBS Preferred Funding Trust V
6.243% due 05/12/2049	20,000	20,684
UFJ Finance Aruba AEC
6.750% due 07/15/2013	4,700	5,069
Unicredit Luxembourg Finance S.A.
5.410% due 10/24/2008	98,900	98,960
USB Capital IX
6.189% due 04/15/2049	30,400	31,198
USB Realty Corp.
6.091% due 12/22/2049	38,000	38,258
Ventas Realty LP
8.750% due 05/01/2009	23,500	25,028
VTB Capital S.A. for Vneshtorgbank
5.960% due 08/01/2008	600	601
Wachovia Bank N.A.
5.338% due 06/27/2008	100,000	100,110
5.360% due 02/23/2009	250,000	249,902
5.390% due 03/23/2009	155,150	155,210
5.418% due 12/02/2010	125,000	125,078
5.420% due 05/25/2010	21,100	21,158
Wachovia Corp.
5.410% due 10/28/2008	81,945	82,042
5.410% due 12/01/2009	165,620	165,845
5.475% due 03/15/2011	36,600	36,679
5.510% due 06/01/2010	17,600	17,662
5.625% due 10/15/2016	71,600	72,042
Wells Fargo & Co.
5.370% due 03/10/2008	35,000	35,026
5.380% due 03/10/2008	37,646	37,673
5.410% due 03/23/2010	100,150	100,233
5.455% due 09/15/2009	329,749	330,542
5.460% due 01/12/2011	10,000	10,019
Wells Fargo Bank N.A.
4.750% due 02/09/2015	30,000	28,829
Wells Fargo Capital X
5.950% due 12/15/2036	10,000	9,667
Westpac Banking Corp.
5.280% due 06/06/2008	123,900	123,909
Williams Cos., Inc. Credit Linked Certificate Trust
6.750% due 04/15/2009	4,000	4,100
Wilmington Trust Corp.
10.500% due 07/01/2008 (m)	173	172
World Savings Bank FSB
5.395% due 09/14/2009	45,985	46,008
XL Capital Europe PLC
6.500% due 01/15/2012	10,000	10,481
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,325

		18,293,724

Industrials 4.3%

Albertson’s, Inc.
6.950% due 08/01/2009	4,000	4,131
America West Airlines, Inc.
6.870% due 01/02/2017	1,430	1,465
American Airlines, Inc.
6.978% due 10/01/2012	16,456	16,919
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	10,071
AutoZone, Inc.
5.500% due 11/15/2015	10,000	9,815
Avon Products, Inc.
5.125% due 01/15/2011	10,000	9,990
Boston Scientific Corp.
6.000% due 06/15/2011	10,000	10,141
6.400% due 06/15/2016	10,000	10,044
BP Canada Finance Co.
3.625% due 01/15/2009	500	489
Browning-Ferris Industries, Inc.
6.375% due 01/15/2008	20,212	20,364
Caesars Entertainment, Inc.
7.500% due 09/01/2009	200	209
8.875% due 09/15/2008	35,719	37,326

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	$10,000	$10,055
5.700% due 05/15/2017	14,200	14,161
6.250% due 03/15/2038	20,000	19,634
6.500% due 02/15/2037	25,000	25,443
Cardinal Health, Inc.
5.800% due 10/15/2016	13,000	12,976
CBS Corp.
5.625% due 08/15/2012	15,000	15,062
Centex Corp.
6.500% due 05/01/2016	10,000	9,848
Chesapeake Energy Corp.
6.875% due 01/15/2016	5,000	5,088
Cisco Systems, Inc.
5.440% due 02/20/2009	73,800	73,947
Clorox Co.
5.480% due 12/14/2007	26,000	26,022
Coca-Cola Bottling Co. Consolidated
6.850% due 11/01/2007	500	503
CODELCO, Inc.
6.150% due 10/24/2036	23,100	23,702
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	300	343
Comcast Cable Communications, Inc.
7.125% due 06/15/2013	400	434
8.375% due 05/01/2007	17,050	17,089
Comcast Corp.
5.300% due 01/15/2014	26,500	26,179
5.660% due 07/14/2009	7,500	7,515
5.850% due 01/15/2010	420	428
5.875% due 02/15/2018	33,700	33,858
5.900% due 03/15/2016	15,000	15,286
6.450% due 03/15/2037	32,000	32,142
7.050% due 03/15/2033	125	135
ConocoPhillips
5.360% due 04/11/2007	2,800	2,800
ConocoPhillips Australia Funding Co.
5.460% due 04/09/2009	217,100	217,296
Constellation Brands, Inc.
8.000% due 02/15/2008	9,199	9,382
Continental Airlines, Inc.
6.503% due 06/15/2011	9,220	9,479
6.820% due 05/01/2018	5,389	5,621
7.056% due 09/15/2009	40,459	41,749
7.487% due 10/02/2010	1,215	1,283
7.707% due 10/02/2022	2,983	3,298
Cox Communications, Inc.
5.875% due 12/01/2016	20,500	20,694
5.905% due 12/14/2007	118,475	118,856
6.450% due 12/01/2036	15,000	15,147
CSC Holdings, Inc.
6.750% due 04/15/2012	12,000	11,970
7.250% due 07/15/2008	20,710	21,098
7.875% due 12/15/2007	21,248	21,540
CSX Corp.
6.750% due 03/15/2011	10,000	10,454
CVS Corp.
5.750% due 08/15/2011	16,000	16,310
DaimlerChrysler N.A. Holding Corp.
4.750% due 01/15/2008	9,720	9,676
4.875% due 06/15/2010	10,000	9,906
5.750% due 09/08/2011	25,000	25,423
5.770% due 03/13/2009	110,450	110,847
5.810% due 08/03/2009	10,000	10,047
5.820% due 09/10/2007	84,770	84,911
5.875% due 03/15/2011	20,000	20,401
5.890% due 10/31/2008	10,928	10,989
Dell, Inc.
6.550% due 04/15/2008	80	81
Dex Media East LLC
9.875% due 11/15/2009	1,100	1,152
E.I. Du Pont De Nemours & Co.
5.250% due 12/15/2016	10,000	9,854
EchoStar DBS Corp.
5.750% due 10/01/2008	147,934	148,489
El Paso Corp.
6.375% due 02/01/2009	30,230	30,797
6.500% due 06/01/2008	58,832	59,567
6.750% due 05/15/2009	34,820	35,821
6.950% due 12/15/2007	30,600	31,065
7.000% due 05/15/2011	12,000	12,660
7.420% due 02/15/2037	9,000	9,517
7.625% due 08/16/2007	16,250	16,437
7.625% due 09/01/2008	38,486	39,700
7.750% due 06/15/2010	16,500	17,655
7.750% due 01/15/2032	110,810	122,999
7.800% due 08/01/2031	17,975	19,952
7.875% due 06/15/2012	28,600	31,245
8.050% due 10/15/2030	12,000	13,680
9.625% due 05/15/2012	12,700	14,827
10.750% due 10/01/2010	24,700	28,714
El Paso Natural Gas Co.
8.375% due 06/15/2032	20,520	25,384
EnCana Corp.
6.300% due 11/01/2011	10,000	10,385
Enterprise Products Operating LP
4.000% due 10/15/2007	200	199
4.950% due 06/01/2010	50	50
Equistar Chemicals LP
10.125% due 09/01/2008	3,265	3,453
First Data Corp.
4.700% due 08/01/2013	500	471
Freeport-McMoRan Copper & Gold, Inc.
8.564% due 04/01/2015	20,900	22,023
Fresenius Medical Care Capital Trust
7.875% due 06/15/2011	5,000	5,275
Gannett Co., Inc.
5.750% due 06/01/2011	10,000	10,186
Gaz Capital for Gazprom
6.212% due 11/22/2016	37,600	37,713
General Electric Co.
5.380% due 12/09/2008	117,775	117,905
General Mills, Inc.
6.000% due 02/15/2012	10,000	10,354
General Motors Corp.
6.375% due 05/01/2008	5,675	5,640
Harrah’s Operating Co., Inc.
5.960% due 02/08/2008	1,400	1,403
7.125% due 06/01/2007	9,160	9,195
Hess Corp.
6.650% due 08/15/2011	200	211
Hewlett-Packard Co.
5.485% due 05/22/2009	100,000	100,144
Hilton Hotels Corp.
7.625% due 05/15/2008	6,304	6,462
Historic TW, Inc.
8.180% due 08/15/2007	180	182
HJ Heinz Co.
6.428% due 12/01/2008	39,300	39,995
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	23,647
Home Depot, Inc.
4.625% due 08/15/2010	215	212
Honeywell International, Inc.
5.400% due 03/13/2009	48,600	48,666
International Business Machines Corp.
5.375% due 02/01/2009	100	101
JC Penney Corp., Inc.
8.000% due 03/01/2010	16,100	17,255
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	19,840
Kellogg Co.
6.600% due 04/01/2011	10,000	10,519
Kraft Foods, Inc.
5.625% due 11/01/2011	20,000	20,264
6.250% due 06/01/2012	10,000	10,402
Kroger Co.
5.500% due 02/01/2013	5,000	4,991
Lennar Corp.
5.950% due 10/17/2011	9,000	8,995
Loews Corp.
5.250% due 03/15/2016	30,000	29,464
Mandalay Resort Group
6.500% due 07/31/2009	7,500	7,622
9.500% due 08/01/2008	17,920	18,794
10.250% due 08/01/2007	18,754	19,082
Marathon Oil Corp.
5.375% due 06/01/2007	250	250
Marriott International, Inc.
4.625% due 06/15/2012	15,000	14,493
Masco Corp.
5.875% due 07/15/2012	5,000	5,071
7.125% due 08/15/2013	10,000	10,659
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,234
May Department Stores Co.
4.800% due 07/15/2009	15,000	14,858
Maytag Corp.
5.000% due 05/15/2015	10,000	9,441
Mazda Manufacturing Corp.
10.500% due 07/01/2008 (m)	490	488
Mazda Motor Corp.
10.500% due 07/01/2008 (m)	54	54
MDC Holdings, Inc.
7.000% due 12/01/2012	10,000	10,407
MGM Mirage
9.750% due 06/01/2007	34,750	35,097
Miller Brewing Co.
5.500% due 08/15/2013	15,000	15,009
Mirage Resorts, Inc.
6.750% due 02/01/2008	41,000	41,410
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	24,000	23,257
Norfolk Southern Corp.
6.750% due 02/15/2011	150	157
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,092
Northwest Pipeline Corp.
6.625% due 12/01/2007	5,000	5,037
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	9,839

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
ONEOK Partners LP
6.150% due 10/01/2016	$10,000	$10,242
Oracle Corp.
5.590% due 01/13/2009	137,050	137,259
Packaging Corp. of America
5.750% due 08/01/2013	10,000	9,887
Parker Hannifin Employee Stock Ownership Trust
6.340% due 07/15/2008	167	168
PC Financial Partnership
5.000% due 11/15/2014	10,000	9,651
Peabody Energy Corp.
7.375% due 11/01/2016	59,500	62,921
7.875% due 11/01/2026	30,000	32,400
Pemex Project Funding Master Trust
5.750% due 12/15/2015	27,490	27,579
6.625% due 06/15/2035	46,000	47,438
7.375% due 12/15/2014	22,380	24,775
7.875% due 02/01/2009	3,770	3,940
8.000% due 11/15/2011	100,650	111,470
8.625% due 02/01/2022	38,977	48,624
8.850% due 09/15/2007	1,800	1,829
9.125% due 10/13/2010	85	95
9.250% due 03/30/2018	2,000	2,539
9.375% due 12/02/2008	51,650	54,930
9.500% due 09/15/2027	31,000	42,098
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,009
Qwest Communications International, Inc.
7.500% due 11/01/2008	16,227	16,511
RadioShack Corp.
7.375% due 05/15/2011	10,000	10,462
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	4,836
Reynolds American, Inc.
6.500% due 06/01/2007	8,000	8,017
7.625% due 06/01/2016	5,000	5,344
Royal Caribbean Cruises Ltd.
6.750% due 03/15/2008	3,250	3,295
Ryder System, Inc.
5.950% due 05/02/2011	5,000	5,096
Ryland Group, Inc.
5.375% due 06/01/2008	2,500	2,497
SABMiller PLC
5.660% due 07/01/2009	25,000	25,052
Safeway, Inc.
5.698% due 03/27/2009	13,000	13,027
Salomon Brothers AG for OAO Gazprom
10.500% due 10/21/2009	157,170	176,620
Sealed Air Corp.
6.950% due 05/15/2009	10,000	10,334
Service Corp. International
6.500% due 03/15/2008	8,000	8,080
7.700% due 04/15/2009	7,950	8,308
Siemens Financieringsmaatschappij NV
5.410% due 08/14/2009	91,200	91,277
Sonat, Inc.
6.750% due 10/01/2007	4,800	4,846
7.625% due 07/15/2011	23,220	25,049
Southern Natural Gas Co.
6.700% due 10/01/2007	5,144	5,199
Starwood Hotels & Resorts Worldwide, Inc.
7.375% due 05/01/2007	5,500	5,504
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	19,239	19,963
Target Corp.
5.400% due 10/01/2008	200	201
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	15,920
Time Warner, Inc.
5.590% due 11/13/2009	90,678	90,885
5.875% due 11/15/2016	12,000	12,122
6.150% due 05/01/2007	6,100	6,102
6.500% due 11/15/2036	20,000	20,009
6.875% due 05/01/2012	350	373
7.625% due 04/15/2031	120	135
Transcontinental Gas Pipe Line Corp.
6.250% due 01/15/2008	9,000	9,068
Transocean, Inc.
5.548% due 09/05/2008	15,680	15,703
6.625% due 04/15/2011	5,330	5,558
Tyson Foods, Inc.
6.850% due 04/01/2016	19,200	20,012
United Airlines, Inc.
6.071% due 03/01/2013	3,839	3,865
6.201% due 03/01/2010	8,291	8,358
6.602% due 03/01/2015	5,264	5,340
8.030% due 07/01/2011 (a)	465	524
9.060% due 06/17/2015 (a)	3,822	277
9.200% due 03/22/2008 (a)	3,014	1,612
9.210% due 01/21/2017 (a)	9,043	904
10.020% due 03/22/2014 (a)	10,574	5,657
10.125% due 03/22/2015 (a)	13,336	7,401
10.360% due 11/13/2012 (a)	3,833	192
10.850% due 07/05/2014 (a)	34,111	1,279
10.850% due 02/19/2015 (a)	2,929	1,541
11.080% due 05/27/2024 (a)(m)	8,225	1,314
United Technologies Corp.
5.430% due 06/01/2009	107,000	107,155
United Telecom, Inc.
6.890% due 07/01/2008 (m)	700	699
Vale Overseas Ltd.
6.250% due 01/23/2017	39,800	40,754
6.875% due 11/21/2036	39,800	41,300
Viacom, Inc.
5.750% due 04/30/2011	47,450	48,144
Wal-Mart Stores, Inc.
5.250% due 09/01/2035	1,600	1,458
Walt Disney Co.
5.440% due 09/10/2009	43,990	44,079
Waste Management, Inc.
7.375% due 08/01/2010	100	106
WellPoint, Inc.
5.000% due 01/15/2011	11,000	10,954
6.375% due 01/15/2012	10,360	10,862
Whirlpool Corp.
6.125% due 06/15/2011	12,000	12,288
Williams Cos., Inc.
6.375% due 10/01/2010	14,200	14,466
Wyeth
5.500% due 03/15/2013	10,000	10,098
Xerox Corp.
6.100% due 12/18/2009	1,200	1,214
9.750% due 01/15/2009	17,850	19,232
Yum! Brands, Inc.
7.650% due 05/15/2008	3,000	3,072

		4,498,944

Utilities 1.6%
Alabama Power Co.
5.550% due 08/25/2009	17,000	17,056
American Electric Power Co., Inc.
4.709% due 08/16/2007	4,100	4,088
AT&T, Inc.
4.125% due 09/15/2009	250	245
4.214% due 06/05/2007	285,000	285,724
5.450% due 05/15/2008	71,100	71,171
5.460% due 02/05/2010	108,470	108,623
5.570% due 11/14/2008	16,400	16,457
BellSouth Corp.
4.200% due 09/15/2009	5,000	4,899
5.200% due 09/15/2014	35,000	34,459
5.460% due 08/15/2008	98,850	98,940
5.485% due 11/15/2007	24,598	24,619
British Telecommunications PLC
8.625% due 12/15/2010	200	223
9.125% due 12/15/2030	250	344
CenterPoint Energy, Inc.
5.875% due 06/01/2008	10,000	10,041
Cingular Wireless LLC
6.500% due 12/15/2011	80	84
Citizens Communications Co.
7.625% due 08/15/2008	11,500	11,902
CMS Energy Corp.
7.500% due 01/15/2009	24,800	25,575
8.900% due 07/15/2008	27,627	28,801
9.875% due 10/15/2007	16,000	16,420
Consolidated Edison, Inc.
3.625% due 08/01/2008	50	49
Deutsche Telekom International Finance BV
3.875% due 07/22/2008	29,459	28,964
5.530% due 03/23/2009	14,000	14,034
Dominion Resources, Inc.
5.200% due 01/15/2016	15,300	14,853
5.650% due 09/28/2007	600	600
5.700% due 09/17/2012	100	102
DPL, Inc.
8.000% due 03/31/2009	28,000	29,422
Edison Mission Energy
7.730% due 06/15/2009	15,000	15,600
Entergy Gulf States, Inc.
5.700% due 06/01/2015	50	49
5.760% due 12/01/2009	15,000	14,992
6.090% due 12/08/2008	24,140	24,211
Exelon Corp.
4.900% due 06/15/2015	10,000	9,360
6.750% due 05/01/2011	200	209
Florida Power Corp.
5.760% due 11/14/2008	7,900	7,903
France Telecom S.A.
7.750% due 03/01/2011	870	949
Georgia Power Co.
5.540% due 02/17/2009	14,550	14,590
IPALCO Enterprises, Inc.
8.625% due 11/14/2011	50,858	55,117
KT Corp.
4.875% due 07/15/2015	100	96
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	43,600	43,653
Mission Energy Holdings International, Inc.
13.500% due 07/15/2008	12,179	13,336

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Mountain States Telephone & Telegraph Co.
6.000% due 08/01/2007	$2,070	$2,075
New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	250	282
Nextel Communications, Inc.
7.375% due 08/01/2015	20,000	20,705
Niagara Mohawk Power Corp.
7.750% due 10/01/2008	125	129
NiSource Finance Corp.
5.930% due 11/23/2009	25,300	25,344
6.150% due 03/01/2013	12,000	12,372
Ohio Edison Co.
5.450% due 05/01/2015	350	349
Pacific Gas & Electric Co.
5.800% due 03/01/2037	13,000	12,577
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	4,925
Progress Energy, Inc.
5.810% due 01/15/2010	400	402
7.100% due 03/01/2011	23	25
PSEG Power LLC
5.000% due 04/01/2014	400	386
5.500% due 12/01/2015	8,000	7,905
6.950% due 06/01/2012	172	184
Public Service Enterprise Group, Inc.
5.725% due 09/21/2008	300	300
Qwest Capital Funding, Inc.
6.375% due 07/15/2008	30,250	30,552
7.250% due 02/15/2011	15,500	15,946
Qwest Corp.
5.625% due 11/15/2008	51,235	51,491
7.200% due 11/10/2026	2,150	2,188
7.500% due 10/01/2014	21,500	22,790
7.500% due 06/15/2023	6,850	6,996
7.625% due 06/15/2015	2,000	2,145
8.605% due 06/15/2013	2,800	3,066
8.875% due 03/15/2012	26,725	29,665
Ras Laffan Liquefied Natural Gas Co. Ltd. I
3.437% due 09/15/2009	30	30
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	55,916
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	38,960
Scana Corp.
5.510% due 03/01/2008	24,621	24,668
SEMCO Energy, Inc.
7.125% due 05/15/2008	21,865	22,144
Southern California Edison Co.
5.415% due 12/13/2007	38,080	38,095
Southwestern Public Service Co.
6.000% due 10/01/2036	10,000	9,923
Sprint Capital Corp.
7.625% due 01/30/2011	420	452
8.375% due 03/15/2012	10,750	12,006
Sprint Nextel Corp.
6.000% due 12/01/2016	36,000	35,492
TXU Corp.
4.800% due 11/15/2009	15,000	14,810
TXU Energy Co. LLC
5.850% due 09/16/2008	15,500	15,505
7.000% due 03/15/2013	420	437
United Telephone Co. of the Northwest
6.890% due 07/01/2008 (m)	2,760	2,757
Verizon Global Funding Corp.
6.125% due 06/15/2007	150	150
7.250% due 12/01/2010	200	214
7.375% due 09/01/2012	200	220
Verizon New England, Inc.
6.500% due 09/15/2011	300	313
Verizon North, Inc.
5.604% due 01/01/2022	3,000	2,840
5.634% due 01/01/2021	3,000	2,834
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	476
Vodafone Group PLC
5.640% due 02/27/2012	40,000	40,105

		1,618,906

Total Corporate Bonds & Notes (Cost $24,245,886)		24,411,574

MUNICIPAL BONDS & NOTES 0.5%

Alabama State General Obligation Bonds, Series 2002
5.220% due 09/01/2021	13,228	13,765
Austin, Texas Water & Wastewater Utilities Revenue Bonds, (AMBAC Insured), Series 2005
7.190% due 05/15/2035	1,955	2,237
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Bonds, Series 2002
6.000% due 06/01/2017	1,000	1,078
6.375% due 06/01/2032	7,300	7,944
Badger, Wisconsin Tobacco Asset Securitization Corporations Revenue Notes, Series 2002
5.750% due 06/01/2011	8,515	9,013
Bastrop, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2037	4,075	4,690
California State Department of Water Resources Revenue Bonds, Series 2000
6.130% due 12/01/2029	2,500	2,621
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,171
6.125% due 06/01/2038	2,000	2,158
6.125% due 06/01/2043	2,000	2,148
Chicago, Illinois Board of Education General Obligation Bonds, (FGIC Insured), Series 1999
0.000% due 12/01/2028	21,000	7,959
Chicago, Illinois General Obligation Revenue Notes, (FSA Insured), Series 2006
6.405% due 01/01/2014	7,810	8,381
6.406% due 01/01/2014	8,310	9,027
Clark County, Nevada General Obligation Notes, (FGIC Insured), Series 2006
6.364% due 11/01/2013	2,830	3,050
Cook County, Illinois General Obligation Notes, (AMBAC Insured), Series 2006
6.345% due 11/15/2013	3,765	4,084
6.386% due 11/15/2013	6,680	7,277
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
6.365% due 02/15/2014	4,335	4,665
Detroit, Michigan School District General Obligation Bonds, (FGIC Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,580
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2032	12,190	3,818
Frisco, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2003
0.000% due 08/15/2034	5,265	1,497
Gainesville, Florida Utilities Systems Revenue Bonds, (FSA Insured), Series 2005
6.440% due 10/01/2036	2,275	2,423
Golden State, California Tobacco Securitization Corporations Revenue Bonds, Series 2003
5.000% due 06/01/2021	2,025	2,031
6.250% due 06/01/2033	130,410	144,155
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,354
Illinois State Educational Facilities Authority Revenue Bonds, Series 2005
5.000% due 07/01/2033	1,195	1,292
5.000% due 12/01/2033	5,000	5,430
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (MBIA Insured), Series 2002
0.000% due 12/15/2032	55,000	17,749
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA State Aid Withholding Insured), Series 2006
4.750% due 01/15/2027	2,715	2,822
4.750% due 01/15/2028	2,000	2,077
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	60,695	60,697
Los Angeles, California Department of Water & Power Revenue Notes, (FSA insured), Series 2006
4.750% due 07/01/2036	5,900	6,360
Louisiana State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2001
5.875% due 05/15/2039	18,745	20,121
Massachusetts State Water Resources Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 08/01/2034	5,000	5,621
Mercer County, New Jersey Improvement Authority Revenue Bonds, Series 2000
5.800% due 01/01/2018	2,458	2,919
Michigan State Grosse Pointe Public School System General Obligation Bonds, Series 2005
5.830% due 05/01/2027	5,455	6,053
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	3,335	3,960
Nevada State Truckee Meadows Water Authority Revenue Bonds, (MBIA Insured), Series 2005
5.000% due 07/01/2036	1,853	2,144
New Jersey State Transportation Trust Fund Authority Revenue Bonds, (FSA Insured), Series 2005
7.100% due 12/15/2016	500	630
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2000
7.090% due 11/01/2024	500	565
Northside, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
5.000% due 02/15/2035	4,022	4,354

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Pennsylvania State Higher Educational Facilities Authority Revenue Notes, Series 2006
4.750% due 07/15/2013	$6,375	$6,768
Rhode Island State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,485
South Carolina State Tobacco Settlement Revenue Management Authority Revenue Bonds, Series 2001
6.375% due 05/15/2028	3,400	3,645
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000
7.590% due 02/01/2022 (m)	31,105	36,316
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	15,800	16,063
University of Texas Permanent Fund Revenue Bonds, Series 2004
4.750% due 07/01/2030	46,210	47,316
Virginia State Tobacco Settlement Financing Corporations Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,114
5.625% due 06/01/2037	10,050	10,694
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	6,850	7,536
Wisconsin State Clean Water Revenue Bonds, Series 2002
6.270% due 06/01/2023	500	555

Total Municipal Bonds & Notes (Cost $488,597)		535,412

U.S. GOVERNMENT AGENCIES 46.9%

Fannie Mae
0.000% due 09/01/2007 - 08/25/2023 (c)	46	39
0.950% due 03/25/2009 (b)	1,179	10
1.000% due 09/25/2023	8	7
3.256% due 02/25/2023 (b)	431	9
3.848% due 10/01/2033	139,381	139,310
3.858% due 08/01/2033	62	61
4.000% due 02/25/2009 - 09/01/2020	3,526	3,338
4.195% due 10/01/2034	19,132	19,192
4.198% due 11/01/2034	5,311	5,326
4.241% due 03/01/2034	13,117	12,974
4.259% due 02/01/2035	19,808	19,856
4.366% due 10/01/2034	9,917	9,944
4.382% due 03/01/2034	21,548	21,400
4.402% due 10/01/2034	8,305	8,341
4.419% due 11/01/2034	5,382	5,341
4.426% due 12/01/2034	4,715	4,733
4.476% due 05/01/2035	63,568	63,197
4.484% due 09/01/2035	495	489
4.491% due 07/01/2035 - 08/01/2035	24,971	24,804
4.500% due 10/01/2010 - 12/01/2035	30,677	30,378
4.506% due 05/01/2035	11,711	11,697
4.547% due 06/01/2015	352	354
4.552% due 06/01/2035	6,874	6,874
4.620% due 05/01/2009	36	35
4.648% due 09/01/2035	5,199	5,242
4.653% due 02/01/2035	6,167	6,153
4.655% due 07/01/2033	57	57
4.664% due 11/01/2035	34,710	34,327
4.673% due 05/25/2035	46,500	46,122
4.674% due 11/01/2035	9,462	9,522
4.680% due 12/01/2012	375	369
4.682% due 02/01/2035 - 05/01/2035	49,260	48,952
4.696% due 06/01/2035	25,077	24,803
4.708% due 09/01/2035	29,631	29,536
4.712% due 12/01/2034	649	646
4.714% due 09/01/2035	21,373	21,349
4.735% due 11/01/2034	6,413	6,384
4.741% due 06/01/2035	5,908	5,830
4.760% due 08/01/2035	8,333	8,298
4.809% due 11/01/2035	21,407	21,352
4.811% due 09/01/2034	43,508	43,435
4.835% due 06/01/2035	369	368
4.865% due 01/01/2035	23,781	23,752
4.870% due 05/01/2013	132	130
4.886% due 01/01/2035	28,241	28,212
4.900% due 02/01/2035	13,465	13,480
4.922% due 07/01/2035	6,770	6,773
4.933% due 01/01/2035	30,499	30,485
4.990% due 06/01/2035	1,720	1,723
5.000% due 03/01/2009 - 09/25/2042	12,950,613	12,601,079
5.025% due 11/01/2022	22	22
5.110% due 07/01/2035	6,137	6,143
5.148% due 03/01/2023	474	485
5.325% due 09/01/2035	88	88
5.347% due 05/01/2014	131	134
5.375% due 01/01/2018 - 03/01/2023	285	290
5.400% due 02/01/2021	149	153
5.426% due 01/01/2036	133	134
5.430% due 06/01/2022	40	41
5.450% due 03/25/2036	32,045	32,126
5.470% due 08/25/2034	374	375
5.498% due 05/01/2023	414	422
5.500% due 05/01/2008 - 04/01/2037	25,417,361	25,195,024
5.500% due 01/01/2033 - 02/01/2035 (g)	579,331	574,765
5.516% due 12/01/2018 - 03/01/2023	1,392	1,401
5.532% due 09/01/2017	986	980
5.544% due 12/01/2033	2,616	2,644
5.571% due 09/01/2021	17	18
5.595% due 09/01/2024	257	262
5.596% due 03/01/2033	207	210
5.608% due 05/01/2021 - 02/01/2028	99	101
5.642% due 11/01/2024	2,940	2,992
5.652% due 10/01/2027	271	275
5.670% due 07/25/2021 - 05/25/2042	6,417	6,441
5.716% due 11/01/2019	201	201
5.720% due 04/18/2028 - 05/25/2031	1,038	1,044
5.730% due 06/01/2022	16	16
5.750% due 12/20/2027	1,687	1,666
5.770% due 10/18/2030 - 10/25/2030	1,834	1,852
5.801% due 09/01/2014	24	24
5.812% due 02/01/2020	68	69
5.816% due 02/01/2028	849	858
5.820% due 03/25/2017 - 08/25/2030	2,897	2,930
5.825% due 10/01/2020	35	35
5.870% due 02/01/2018	49	50
5.884% due 08/01/2022	1,541	1,584
5.890% due 07/01/2024	166	170
5.906% due 02/01/2012	77	80
5.913% due 12/01/2017	1,002	1,022
5.920% due 05/25/2030	921	930
5.930% due 02/01/2021	166	168
5.960% due 04/01/2018	193	197
5.970% due 07/01/2019 - 05/25/2030	937	945
5.971% due 09/01/2019	801	810
5.980% due 11/01/2011	176	182
5.995% due 09/01/2021	9	9
5.997% due 07/01/2019	97	98
6.000% due 02/01/2009 - 05/01/2037	5,053,930	5,093,597
6.053% due 01/01/2021	23	22
6.070% due 12/01/2017	6	6
6.080% due 07/01/2032	145	147
6.090% due 12/01/2008	44	44
6.130% due 04/01/2009	106	107
6.133% due 07/01/2042 - 10/01/2044	83,547	84,726
6.134% due 12/01/2044	13,985	14,065
6.150% due 05/01/2030	18	18
6.183% due 09/01/2041	91	92
6.197% due 09/01/2034	1,244	1,259
6.215% due 12/01/2008	53	53
6.218% due 10/01/2019	448	448
6.220% due 04/25/2032	77	79
6.250% due 01/25/2008 - 02/25/2029	8,262	8,299
6.290% due 02/25/2029	500	528
6.296% due 08/01/2027	141	143
6.300% due 10/17/2038	21,348	22,361
6.310% due 03/01/2008	83	83
6.320% due 10/01/2013	3,949	4,087
6.331% due 07/01/2021	47	47
6.333% due 10/01/2030 - 10/01/2040	8,262	8,438
6.351% due 12/01/2036	680	689
6.370% due 02/25/2013	1,332	1,329
6.390% due 05/25/2036	34,201	35,627
6.421% due 02/01/2022	210	211
6.477% due 05/01/2023	223	225
6.480% due 01/01/2011	96	100
6.500% due 06/01/2008 - 06/25/2044	241,915	249,583
6.500% due 09/25/2008 - 10/25/2022 (b)	33	2
6.540% due 12/01/2007	96	96
6.555% due 05/01/2017	2	2
6.558% due 04/01/2027	50	50
6.652% due 04/01/2027	9	9
6.670% due 03/01/2019	1,070	1,079
6.676% due 08/01/2027	1,876	1,868
6.722% due 08/01/2025	1,284	1,324
6.723% due 11/01/2025	84	85
6.730% due 11/01/2007	978	976
6.738% due 12/01/2020	865	873
6.744% due 04/01/2027	88	89

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
6.750% due 10/25/2023	$427	$442
6.764% due 01/01/2020	992	991
6.795% due 11/01/2023	66	66
6.807% due 10/01/2024	50	51
6.827% due 02/01/2020	10	10
6.836% due 06/01/2023	176	177
6.850% due 11/01/2021	81	83
6.862% due 06/01/2024	83	84
6.877% due 09/01/2022	185	187
6.900% due 05/25/2023	76	79
6.925% due 07/01/2024	817	828
6.936% due 11/01/2025	712	716
6.958% due 05/01/2025	384	392
6.993% due 08/01/2026	187	190
6.997% due 09/01/2022	77	78
7.000% due 11/01/2007 - 01/25/2048	21,309	22,128
7.002% due 11/01/2025	201	203
7.035% due 08/01/2027	2,484	2,505
7.045% due 09/01/2024	150	152
7.057% due 07/01/2026	39	39
7.065% due 12/01/2023	221	224
7.071% due 05/01/2024	158	162
7.087% due 11/01/2025	290	293
7.095% due 05/01/2022	26	26
7.100% due 01/01/2026	161	163
7.110% due 10/01/2009	465	481
7.124% due 03/01/2025 - 04/01/2027	1,171	1,190
7.140% due 09/01/2029	12	12
7.159% due 05/01/2026	65	66
7.162% due 09/25/2008	168	170
7.175% due 08/01/2031	134	136
7.181% due 12/01/2022	45	45
7.190% due 11/01/2023	159	161
7.199% due 02/01/2027	472	479
7.200% due 05/01/2021 - 01/01/2024	444	453
7.220% due 06/01/2025	149	150
7.222% due 04/01/2026 - 10/01/2027	283	287
7.226% due 10/01/2024	166	168
7.239% due 01/01/2024	77	78
7.240% due 02/01/2026	78	79
7.250% due 01/01/2008 - 01/01/2023	1,330	1,364
7.254% due 12/01/2010	77	82
7.273% due 11/01/2025	42	43
7.305% due 06/01/2007	5	5
7.316% due 12/01/2025	379	384
7.328% due 06/01/2007	115	115
7.329% due 06/01/2025	881	894
7.350% due 09/01/2025	36	37
7.355% due 12/01/2025	322	325
7.375% due 05/25/2022	1,495	1,576
7.376% due 02/01/2028	77	78
7.407% due 06/01/2030	435	448
7.411% due 09/01/2023	256	260
7.460% due 11/01/2023 - 08/01/2029	3,730	4,132
7.500% due 11/01/2010 - 07/25/2041	6,467	7,049
7.504% due 12/01/2023	140	143
7.508% due 04/01/2024	456	466
7.519% due 12/01/2027	660	665
7.548% due 10/01/2023	29	30
7.550% due 08/01/2023	115	117
7.600% due 12/01/2026	13	14
7.625% due 11/01/2026	40	41
7.698% due 08/01/2027	37	38
7.731% due 10/01/2024	7	8
7.738% due 05/01/2027	104	105
7.750% due 06/01/2009 - 01/25/2022	2,387	2,512
7.780% due 01/01/2018	2,087	2,403
7.783% due 10/01/2026	12	12
7.800% due 10/25/2022	324	344
7.920% due 03/01/2018	2,581	3,001
7.980% due 05/01/2030	6,273	6,700
7.991% due 02/01/2033	5	5
8.000% due 12/01/2007 - 06/01/2032	5,797	6,153
8.000% due 08/18/2027 (b)	14	3
8.060% due 04/01/2030	1,745	1,886
8.080% due 04/01/2030	958	1,036
8.250% due 10/01/2008 - 02/01/2017	16	16
8.490% due 06/01/2025	899	982
8.500% due 09/01/2007 - 10/01/2032	4,478	4,807
8.750% due 01/25/2021	314	336
9.000% due 07/01/2009 - 12/01/2027	2,078	2,244
9.250% due 04/25/2018	29	31
9.300% due 05/25/2018 - 08/25/2019	88	96
9.500% due 11/01/2009 - 07/01/2022	1,448	1,577
9.609% due 09/25/2028	898	942
9.750% due 11/01/2008	1	1
10.000% due 08/01/2009 - 05/01/2022	185	203
10.500% due 11/01/2013 - 04/01/2022	70	75
11.000% due 11/01/2013 - 11/01/2020	215	239
11.500% due 08/20/2016 - 11/01/2019	9	10
12.000% due 05/01/2016	1	1
12.500% due 10/01/2015	4	5
13.250% due 09/01/2011	3	3
14.750% due 08/01/2012	27	31
15.000% due 10/15/2012	50	57
15.500% due 10/01/2012 - 12/01/2012	4	5
15.750% due 12/01/2011 - 08/01/2012	18	20
16.000% due 09/01/2012	30	35
903.212% due 08/25/2021 (b)	0	10
1000.000% due 04/25/2022 (b)	0	6
1122.425% due 09/25/2008 (b)	0	2
Farmer Mac
7.953% due 01/25/2012	502	506
Federal Home Loan Bank
5.500% due 03/02/2009	198,600	198,600
Federal Housing Administration
2.900% due 05/01/2008	16	16
6.780% due 07/25/2040	7,323	7,313
6.875% due 11/01/2015	2,082	2,093
6.880% due 02/01/2041	11,122	11,176
6.896% due 07/01/2020	11,204	11,263
6.900% due 12/01/2040	22,074	22,126
6.960% due 05/01/2016	4,775	4,792
6.997% due 09/01/2019	113	113
7.110% due 05/01/2019	1,954	1,961
7.310% due 06/01/2041	22,938	22,638
7.315% due 08/01/2019	5,421	5,463
7.350% due 04/01/2019 - 11/01/2020	648	653
7.375% due 02/01/2018	167	169
7.400% due 01/25/2020 - 02/01/2021	4,220	4,260
7.430% due 10/01/2018 - 06/01/2024	15,911	16,063
7.450% due 05/01/2021	2,478	2,502
7.460% due 01/01/2023	247	249
7.465% due 11/01/2019	4,694	4,739
7.500% due 03/01/2032	3,184	3,219
7.580% due 12/01/2040	7,209	7,271
7.630% due 08/01/2041	17,299	17,439
7.780% due 11/01/2040	7,210	7,299
8.250% due 01/01/2041	4,609	4,677
8.375% due 02/01/2012	162	165
Freddie Mac
3.500% due 10/01/2018 - 07/15/2032	4,508	4,409
3.805% due 10/29/2008	21,000	20,658
4.000% due 05/01/2011 - 12/15/2024	108,871	107,662
4.125% due 09/15/2007 (b)	37	0
4.250% due 03/15/2017 - 04/15/2023	23,991	23,788
4.500% due 11/01/2008 - 05/01/2034	39,155	38,742
4.548% due 08/01/2035	1,679	1,678
4.555% due 01/01/2034	14,902	14,859
4.569% due 12/01/2026	1,042	1,041
4.587% due 09/01/2035	24,177	24,138
4.645% due 07/01/2035	27,151	27,159
4.711% due 06/01/2035	6,904	6,804
4.789% due 03/01/2035	6,392	6,390
4.842% due 11/01/2035	40,259	40,070
4.845% due 10/01/2035	46,578	46,385
4.858% due 02/15/2008 (b)	9	0
4.902% due 10/01/2035	30,245	30,126
4.904% due 10/01/2035	41,177	41,021
4.914% due 11/01/2034	277	277
4.918% due 07/01/2035	76	76
4.946% due 11/01/2035	29,610	29,519
4.992% due 12/01/2019	5	5
5.000% due 05/01/2007 - 09/01/2035	383,660	380,340
5.128% due 05/01/2035	47,508	47,712
5.132% due 05/01/2023	16	16
5.216% due 01/01/2022	108	108
5.500% due 10/01/2008 - 04/01/2037	306,575	303,485
5.520% due 11/15/2024	2,737	2,724
5.527% due 03/01/2022	1,661	1,701
5.530% due 02/01/2019	52	53
5.550% due 10/25/2023	237	238
5.580% due 08/25/2031	291	293

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
5.670% due 03/15/2025 - 06/15/2031	$13,105	$13,143
5.690% due 03/01/2021	1,290	1,296
5.696% due 10/01/2020	11	11
5.697% due 10/01/2020 - 07/01/2032	277	280
5.704% due 02/01/2019	314	316
5.720% due 06/15/2018 - 06/15/2031	1,064	1,069
5.728% due 05/01/2020	20	20
5.748% due 05/01/2018	368	371
5.757% due 08/15/2032	6,236	6,249
5.768% due 12/01/2018	467	471
5.770% due 11/15/2030 - 12/15/2031	47	47
5.806% due 05/01/2021	1,599	1,612
5.820% due 09/15/2030 - 01/15/2032	300	301
5.875% due 09/01/2018	102	103
5.929% due 05/01/2018	346	348
5.950% due 06/15/2028	38,576	38,266
5.980% due 02/01/2021	7	7
6.000% due 02/15/2008 - 04/01/2037	618,244	624,576
6.012% due 01/01/2021	48	48
6.039% due 07/01/2019	9	9
6.065% due 10/01/2022	49	50
6.125% due 04/01/2017	8	8
6.133% due 10/25/2044 - 02/25/2045	54,542	54,883
6.143% due 09/01/2023	31	31
6.144% due 05/01/2020	79	80
6.200% due 12/15/2008	619	620
6.250% due 04/15/2023 - 12/15/2028	5,167	5,225
6.320% due 05/25/2043	18,165	18,522
6.333% due 07/25/2044	4,101	4,147
6.375% due 06/01/2017	4	4
6.400% due 10/15/2008 (b)	1	0
6.500% due 04/01/2008 - 07/25/2043	445,799	458,071
6.500% due 11/15/2008 - 09/15/2023 (b)	95	3
6.637% due 06/01/2022	33	33
6.661% due 04/01/2025	192	195
6.690% due 02/01/2023	168	171
6.700% due 10/25/2023	1,185	1,209
6.750% due 12/01/2016	215	217
6.824% due 12/01/2022	31	31
6.854% due 06/01/2022	475	483
6.855% due 06/01/2022	205	208
6.936% due 05/01/2023	137	140
6.947% due 09/01/2023	741	761
6.950% due 07/15/2021 - 08/15/2021	57	56
6.972% due 05/01/2023	104	106
6.974% due 02/01/2026	428	436
6.984% due 07/01/2023	92	95
6.985% due 07/01/2022	111	113
6.997% due 08/01/2023	1	1
7.000% due 12/01/2007 - 10/25/2043	59,224	60,996
7.000% due 08/15/2008 - 09/15/2023 (b)	91	6
7.019% due 02/01/2025	33	34
7.030% due 01/01/2019	61	62
7.031% due 08/01/2023	731	747
7.039% due 07/01/2020	171	172
7.058% due 10/01/2024	344	351
7.067% due 09/01/2028	5	5
7.075% due 01/01/2019 - 06/01/2024	476	480
7.080% due 04/01/2024	1,004	1,014
7.092% due 10/01/2026	532	539
7.094% due 06/01/2024	675	683
7.095% due 11/01/2020	92	93
7.101% due 07/01/2027	17	17
7.105% due 05/01/2018	61	61
7.111% due 08/01/2023	105	107
7.144% due 08/01/2023 - 07/01/2024	1,605	1,625
7.155% due 11/01/2028	1,219	1,235
7.157% due 07/01/2023	249	251
7.158% due 11/01/2026	558	564
7.188% due 07/01/2030	1,221	1,247
7.211% due 08/01/2023	148	149
7.225% due 07/01/2025	958	968
7.240% due 01/01/2024	94	96
7.259% due 06/01/2021	588	596
7.266% due 09/01/2027	107	107
7.277% due 11/01/2023	257	259
7.292% due 04/01/2029	213	216
7.322% due 09/01/2023 - 01/01/2024	280	282
7.338% due 04/01/2023	18	18
7.361% due 09/01/2023	153	154
7.369% due 09/01/2023	385	390
7.376% due 08/01/2023	55	56
7.388% due 12/01/2023	256	260
7.393% due 11/01/2023	11	11
7.408% due 03/01/2024	326	328
7.409% due 10/01/2023	250	252
7.412% due 01/01/2028	41	41
7.432% due 10/01/2023	134	135
7.436% due 10/01/2023	228	232
7.437% due 07/01/2019	313	320
7.480% due 10/01/2023	303	307
7.500% due 05/01/2007 - 07/01/2032	22,803	23,752
7.581% due 06/01/2020	97	100
7.645% due 05/01/2025	5,941	6,398
7.710% due 10/01/2023	151	152
7.750% due 10/01/2011	1	1
8.000% due 12/01/2007 - 09/15/2024	6,575	6,675
8.250% due 12/01/2007 - 06/15/2022	329	329
8.500% due 02/01/2008 - 06/01/2030	3,718	3,758
8.750% due 04/01/2009 - 12/15/2020	165	165
8.900% due 11/15/2020	1,312	1,308
9.000% due 04/01/2009 - 07/01/2030	860	877
9.000% due 05/01/2022 (b)	8	2
9.250% due 10/01/2009 - 07/01/2017	4	4
9.500% due 09/01/2016 - 12/01/2022	861	907
9.750% due 11/01/2008 - 05/01/2009	1	1
10.000% due 11/01/2011 - 03/01/2021	88	95
10.100% due 09/01/2016	113	125
10.250% due 04/01/2009 - 07/01/2009	60	63
10.500% due 10/01/2017 - 01/01/2021	29	32
10.750% due 09/01/2009 - 12/01/2015	10	10
11.000% due 06/01/2011 - 05/01/2020	61	67
11.250% due 10/01/2009 - 09/01/2015	4	5
11.500% due 01/01/2018	5	5
12.500% due 12/01/2012	2	2
13.250% due 10/01/2013	56	64
14.000% due 04/01/2016	3	4
15.500% due 08/01/2011 - 11/01/2011	2	3
16.250% due 05/01/2011	0	1
884.500% due 01/15/2021 (b)	0	0
1007.500% due 02/15/2022 (b)	0	0
Ginnie Mae
4.500% due 11/16/2028 - 07/15/2033	9,548	9,292
4.750% due 02/20/2032	2,342	2,349
5.000% due 02/20/2031 - 08/16/2033	3,036	3,008
5.125% due 02/20/2016	37	37
5.250% due 01/20/2028 - 03/20/2030	10,878	10,962
5.375% due 02/20/2017 - 05/20/2030	88,285	89,281
5.500% due 07/20/2028 - 11/15/2033	6,461	6,520
5.625% due 02/20/2018 - 03/20/2018	70	71
5.650% due 10/15/2012	5	5
5.720% due 06/20/2030 - 03/16/2032	416	418
5.750% due 08/20/2020 - 09/20/2027	42,329	42,801
5.770% due 10/16/2030	1,136	1,145
5.820% due 02/16/2030 - 04/16/2032	4,879	4,926
5.870% due 12/16/2025	150	152
5.875% due 04/20/2023	45	46
5.920% due 02/16/2030	3,303	3,346
5.970% due 02/16/2030	1,514	1,535
6.000% due 10/15/2008 - 04/01/2037	119,474	121,486
6.125% due 12/20/2015 - 12/20/2029	37,781	38,269
6.500% due 10/15/2008 - 07/15/2040	74,533	76,722
6.670% due 08/15/2040	924	944
6.750% due 06/20/2028 - 10/16/2040	42,629	44,104
7.000% due 11/15/2007 - 11/15/2032	9,890	10,275

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
7.250% due 07/16/2028	$5	$5
7.500% due 06/15/2007 - 05/15/2032	10,758	11,049
7.700% due 03/15/2041	6,572	6,964
7.750% due 12/20/2020 - 08/20/2025	30	32
8.000% due 10/20/2007 - 09/15/2031	1,321	1,399
8.250% due 04/15/2008 - 04/15/2020	148	157
8.300% due 06/15/2019	23	25
8.500% due 09/15/2009 - 04/15/2031	772	828
9.000% due 09/15/2008 - 08/15/2030	1,095	1,175
9.250% due 12/20/2016	3	3
9.500% due 11/15/2008 - 07/15/2025	701	760
10.000% due 11/15/2009 - 02/15/2025	620	690
10.250% due 02/20/2019	10	11
10.500% due 12/15/2015 - 09/15/2021	130	145
11.000% due 04/15/2010 - 04/20/2019	27	30
11.500% due 04/15/2013 - 10/15/2015	18	21
12.000% due 11/15/2012 - 05/15/2016	102	115
13.000% due 12/15/2012	6	6
13.500% due 10/15/2012 - 09/15/2014	30	34
15.000% due 08/15/2011 - 11/15/2012	47	54
16.000% due 11/15/2011 - 05/15/2012	55	63
17.000% due 11/15/2011 - 12/15/2011	17	20
Small Business Administration
3.870% due 01/01/2014	1,485	1,442
4.340% due 03/01/2024	283	271
4.504% due 02/01/2014	129	126
4.524% due 02/10/2013	16,834	16,369
4.980% due 11/01/2023	11,089	11,039
5.130% due 09/01/2023	7,220	7,237
5.340% due 11/01/2021	9,426	9,554
6.030% due 02/01/2012	12,669	13,026
6.340% due 03/01/2021	15,980	16,601
6.344% due 08/01/2011	1,750	1,811
6.640% due 02/01/2011	3,826	3,978
6.700% due 12/01/2016	5,088	5,258
6.900% due 12/01/2020	4,820	5,070
6.950% due 11/01/2016	1,243	1,289
7.150% due 03/01/2017	2,248	2,343
7.190% due 12/01/2019	193	203
7.449% due 08/01/2010	11,830	12,365
7.452% due 09/01/2010	2,580	2,713
7.500% due 04/01/2017	1,365	1,428
7.540% due 08/10/2009	9,717	10,073
7.630% due 06/01/2020	8,406	8,963
7.640% due 03/01/2010	4,553	4,792
7.700% due 07/01/2016	143	150
8.017% due 02/10/2010	11,566	12,208
Vendee Mortgage Trust
0.450% due 06/15/2023 (b)	27,958	416
6.500% due 09/15/2024	21,522	22,024
6.820% due 01/15/2030	2,835	2,941

Total U.S. Government Agencies (Cost $48,642,421)		48,445,877

U.S. TREASURY OBLIGATIONS 1.2%

Treasury Inflation Protected Securities (e)
0.875% due 04/15/2010	12,607	12,194
2.000% due 01/15/2026	39,872	37,906
2.375% due 04/15/2011	1,326	1,343
2.375% due 01/15/2017	201	204
2.375% due 01/15/2025	567,955	571,815
3.625% due 04/15/2028	302,519	368,329
U.S. Treasury Bonds
4.750% due 02/15/2037	43,800	43,129
6.000% due 02/15/2026	16,300	18,428
6.625% due 02/15/2027	163,400	198,250
U.S. Treasury Notes
3.375% due 02/15/2008	400	395
3.625% due 04/30/2007	168	168
4.375% due 01/31/2008	2,900	2,887
4.750% due 12/31/2008	14,900	14,924

Total U.S. Treasury Obligations (Cost $1,318,905)		1,269,972

MORTGAGE-BACKED SECURITIES 3.2%

American Home Mortgage Investment Trust
4.290% due 10/25/2034	305	301
4.390% due 02/25/2045	124,492	122,874
Arran Residential Mortgages Funding PLC
5.340% due 04/12/2036	7,854	7,854
Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	106,149	105,304
Banc of America Funding Corp.
4.113% due 05/25/2035	166,157	163,446
5.250% due 09/20/2034	200	197
5.380% due 01/25/2037	9,499	9,512
Banc of America Mortgage Securities, Inc.
4.778% due 05/25/2035	3,867	3,867
5.500% due 11/25/2033	228	227
6.500% due 10/25/2031	512	520
6.500% due 09/25/2033	20,806	21,040
7.325% due 07/20/2032	2,194	2,221
Bear Stearns Adjustable Rate Mortgage Trust
4.622% due 01/25/2034	572	575
4.750% due 10/25/2035	172,978	171,393
4.776% due 01/25/2034	26	26
5.300% due 04/25/2033	8,220	8,225
5.335% due 02/25/2033	89	89
5.381% due 04/25/2033	23,376	23,286
5.624% due 02/25/2033	17,270	17,212
6.085% due 01/25/2034	121	122
6.301% due 11/25/2030	15,590	15,573
Bear Stearns Alt-A Trust
4.954% due 01/25/2035	20,883	20,983
5.393% due 05/25/2035	227,025	227,450
5.540% due 04/25/2035	7,337	7,347
5.570% due 07/25/2034	8	8
Bear Stearns Commercial Mortgage Securities
3.688% due 11/11/2041	5,039	4,967
5.060% due 11/15/2016	11,398	11,374
5.910% due 02/14/2031	16	16
6.440% due 06/16/2030	11,300	11,416
7.000% due 05/20/2030	39,450	41,896
Bear Stearns Mortgage Securities, Inc.
6.344% due 06/25/2030	494	481
CC Mortgage Funding Corp.
5.500% due 05/25/2036	12,119	12,123
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	247
Citigroup Commercial Mortgage Trust
5.390% due 08/15/2021	892	893
Citigroup Mortgage Loan Trust, Inc.
4.676% due 08/25/2035	140,769	139,460
4.700% due 12/25/2035	71,411	70,610
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	703	703
Commercial Mortgage Acceptance Corp.
7.030% due 06/15/2031	67	69
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	145	157
Countrywide Alternative Loan Trust
4.500% due 06/25/2035	1,369	1,354
5.390% due 07/25/2046	10,332	10,337
5.470% due 05/20/2046	6,040	6,047
5.520% due 05/25/2036	5,833	5,832
5.600% due 10/25/2035	669	669
5.670% due 09/25/2035	5,653	5,679
6.000% due 10/25/2032	5,727	5,760
Countrywide Home Loan Mortgage Pass-Through Trust
3.820% due 10/19/2032	34	34
5.250% due 02/20/2036	66,491	66,226
5.500% due 11/25/2035	10,937	9,026
5.550% due 05/25/2035	31,708	31,751
5.590% due 05/25/2034	3	3
5.610% due 04/25/2035	37,324	37,411
6.833% due 07/19/2031	51	51
CS First Boston Mortgage Securities Corp.
3.006% due 03/15/2036	11,925	11,738
5.540% due 11/15/2019	11,536	11,543
5.629% due 05/25/2032	25	25
5.829% due 06/25/2032	14	14
5.952% due 03/25/2032	957	956
6.000% due 02/25/2017	262	261
6.500% due 04/25/2033	4,622	4,635
6.723% due 05/25/2032	515	514
7.290% due 09/15/2041	314	326
7.395% due 06/25/2032	15	15
7.500% due 12/25/2032	10	10
Denver Arena Trust
6.940% due 11/15/2019	3,048	3,109
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.390% due 12/25/2036	65,796	65,884
DLJ Commercial Mortgage Corp.
7.300% due 06/10/2032	514	533
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (m)	448	439
8.000% due 03/25/2022	10	10
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	37	37
First Nationwide Trust
6.750% due 08/21/2031	6,559	6,541
First Republic Mortgage Loan Trust
5.620% due 08/15/2032	222	223
5.640% due 06/25/2030	4,500	4,475

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Fund America Investors Corp. II
6.011% due 06/25/2023	$18	$18
6.854% due 06/25/2023	409	409
GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	33,628	33,087
GMAC Mortgage Securities, Inc.
8.950% due 08/20/2017	56	55
Government Lease Trust
4.000% due 05/18/2011	35,750	34,504
6.390% due 05/18/2007	546	545
6.480% due 05/18/2011	14,000	14,352
GS Mortgage Securities Corp. II
6.044% due 08/15/2018	12,964	13,231
6.620% due 10/18/2030	23,213	23,482
6.624% due 05/03/2018	55,900	59,214
GSR Mortgage Loan Trust
4.539% due 09/25/2035	122,740	121,541
4.549% due 09/25/2035	105,776	104,859
5.670% due 01/25/2034	82	82
6.000% due 03/25/2032	148	146
GSRPM Mortgage Loan Trust
6.020% due 01/25/2032	3,412	3,445
Harborview Mortgage Loan Trust
5.450% due 04/19/2038	41,798	41,745
5.560% due 03/19/2037	26,880	26,946
5.660% due 06/20/2035	3,451	3,464
5.670% due 01/19/2035	7,403	7,426
Impac Secured Assets CMN Owner Trust
6.500% due 04/25/2032	2,634	2,624
Indymac ARM Trust
6.663% due 01/25/2032	341	340
6.798% due 01/25/2032	1,580	1,575
7.072% due 08/25/2031	509	507
Indymac Index Mortgage Loan Trust
5.174% due 01/25/2036	25,689	26,034
JPMorgan Alternative Loan Trust
5.390% due 05/25/2036	4,439	4,442
JPMorgan Mortgage Trust
4.874% due 02/25/2036	29,070	28,867
5.011% due 07/25/2035	52,544	52,268
LB Mortgage Trust
8.446% due 01/20/2017	25,206	27,664
LB-UBS Commercial Mortgage Trust
3.323% due 03/15/2027	14,760	14,506
4.590% due 04/15/2030	4,844	4,805
Lehman Brothers Floating Rate Commercial
Mortgage Trust
5.400% due 09/15/2021	2,692	2,694
MASTR Adjustable Rate Mortgages Trust
5.205% due 05/25/2034	222	222
6.163% due 10/25/2032	4,671	4,656
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,535	2,491
MASTR Seasoned Securities Trust
6.205% due 09/25/2017	29,574	30,275
6.500% due 08/25/2032	57,211	57,479
Mellon Residential Funding Corp.
5.560% due 06/15/2030	838	840
5.670% due 11/15/2031	25,470	25,528
5.760% due 12/15/2030	5,318	5,341
5.810% due 10/20/2029	17,522	17,637
6.432% due 07/25/2029	2,430	2,429
Merrill Lynch Mortgage Investors, Inc.
4.910% due 12/25/2032	138	138
Merrill Lynch Mortgage Trust
4.929% due 07/12/2034	26,459	26,388
MLCC Mortgage Investors, Inc.
5.650% due 06/25/2028	7,033	7,051
5.700% due 03/15/2025	397	398
Morgan Stanley Capital I
5.380% due 10/15/2020	146,470	146,470
5.500% due 04/25/2017	83	83
5.900% due 10/15/2035	1,188	1,188
6.160% due 04/03/2014	3,917	3,951
6.170% due 10/03/2034	1,405	1,425
Nationslink Funding Corp.
5.670% due 11/10/2030	1,906	1,910
6.888% due 11/10/2030	215	216
Nomura Asset Acceptance Corp.
7.000% due 02/19/2030	3,568	3,711
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	48	49
Paine Webber CMO Trust
1359.500% due 08/01/2019 (b)	0	4
Prime Mortgage Trust
5.720% due 02/25/2019	4,068	4,076
5.720% due 02/25/2034	18,585	18,642
Prudential Home Mortgage Securities
7.500% due 03/25/2008	120	120
Prudential-Bache CMO Trust
8.400% due 03/20/2021	596	595
RAAC Series 2005-SP1
5.000% due 09/25/2034	14,338	14,285
Regal Trust IV
5.896% due 09/29/2031	1,844	1,843
Resecuritization Mortgage Trust
5.570% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
5.420% due 09/25/2046	27,694	27,688
Residential Asset Mortgage Products, Inc.
5.490% due 07/25/2024	1,134	1,134
Residential Funding Mortgage Securities I, Inc.
6.500% due 03/25/2032	965	973
Salomon Brothers Mortgage Securities VII
5.820% due 05/25/2032	249	250
7.060% due 09/25/2023	2	2
7.143% due 11/25/2022	9	10
7.446% due 12/25/2030	207	206
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	315	319
Sears Mortgage Securities
12.000% due 02/25/2014	91	90
Securitized Asset Sales, Inc.
7.614% due 11/26/2023	176	175
Sequoia Mortgage Trust
4.082% due 04/20/2035	56,950	56,204
5.670% due 10/19/2026	508	509
5.670% due 07/20/2033	430	431
Structured Adjustable Rate Mortgage Loan Trust
5.341% due 08/25/2034	684	686
6.383% due 01/25/2035	423	425
6.383% due 01/25/2036	17,780	17,810
Structured Asset Mortgage Investments, Inc.
5.510% due 06/25/2036	3,602	3,606
5.630% due 12/25/2035	7,754	7,773
5.650% due 09/19/2032	19,901	19,945
5.966% due 04/30/2030	2	2
6.468% due 05/25/2022	2,239	2,203
Structured Asset Securities Corp.
5.450% due 03/25/2033	15,050	14,937
6.037% due 02/25/2032	3,171	3,163
6.150% due 07/25/2032	4,005	4,046
6.874% due 05/25/2032	185	185
7.226% due 01/25/2032	4,881	4,867
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	41	40
Thornburg Mortgage Securities Trust
5.440% due 08/25/2036	5,287	5,282
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	4,071
6.800% due 01/25/2028	3,462	3,472
Wachovia Bank Commercial Mortgage Trust
4.061% due 10/15/2041	5,858	5,783
5.410% due 09/15/2021	2,998	3,000
Washington Mutual MSC Mortgage Pass-Through Certificates
5.385% due 02/25/2033	333	333
7.312% due 05/25/2033	477	484
Washington Mutual, Inc.
4.816% due 10/25/2032	7	7
5.111% due 10/25/2032	13,276	13,237
5.400% due 06/25/2046	8,457	8,468
5.420% due 05/25/2046	1,888	1,890
5.510% due 04/25/2045	7,516	7,525
5.580% due 11/25/2045	8,578	8,610
5.590% due 12/25/2027	1,957	1,958
5.610% due 08/25/2045	1,974	1,977
5.610% due 10/25/2045	67,715	67,854
5.640% due 12/25/2027	36,561	36,585
5.642% due 02/27/2034	569	575
5.665% due 11/25/2034	51	51
5.892% due 05/25/2046	5,373	5,382
5.892% due 11/25/2046	3,032	3,054
5.963% due 06/25/2046	72,602	72,806
6.183% due 11/25/2042	649	652
6.383% due 06/25/2042	4,191	4,198
6.383% due 08/25/2042	482	484
Wells Fargo Mortgage-Backed Securities Trust
3.539% due 09/25/2034	38,747	37,846
3.988% due 12/25/2034	437	429
4.319% due 07/25/2035	49,635	49,064
4.950% due 03/25/2036	273,091	271,296
5.142% due 03/25/2036	10,183	10,136

Total Mortgage-Backed Securities (Cost $3,346,620)		3,344,039

ASSET-BACKED SECURITIES 3.1%

Accredited Mortgage Loan Trust
5.370% due 02/25/2037	14,264	14,270
5.480% due 09/25/2035	16,800	16,814
ACE Securities Corp.
5.370% due 06/25/2036	14,243	14,253
5.370% due 07/25/2036	28,636	28,654
5.390% due 12/25/2035	13,816	13,827
5.400% due 02/25/2036	11,987	11,997
5.430% due 10/25/2035	282	282
5.470% due 12/25/2035	30,906	30,928
Advanta Mortgage Loan Trust
5.695% due 11/25/2029	347	348
8.250% due 08/25/2030	4,243	4,230

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
Aegis Asset-Backed Securities Trust
5.430% due 10/25/2035	$329	$329
American Express Credit Account Master Trust
5.430% due 11/16/2009	11,000	11,008
Ameriquest Mortgage Securities, Inc.
5.750% due 10/25/2033	73	73
Amortizing Residential Collateral Trust
5.590% due 06/25/2032	439	439
Argent Securities, Inc.
5.370% due 10/25/2036	15,929	15,940
5.380% due 05/25/2036	11,836	11,841
5.390% due 04/25/2036	17,229	17,238
5.400% due 03/25/2036	21,769	21,783
5.440% due 02/25/2036	1,013	1,013
Asset-Backed Funding Certificates
5.380% due 10/25/2036	6,542	6,546
Asset-Backed Securities Corp. Home Equity
5.380% due 03/25/2036	1,451	1,452
5.380% due 07/25/2036	11,036	11,043
5.390% due 03/25/2036	4,758	4,762
5.430% due 11/25/2035	4,200	4,202
5.480% due 05/25/2035	285	285
Bank One Issuance Trust
5.430% due 12/15/2010	25,650	25,700
Basic Asset-Backed Securities Trust
5.400% due 04/25/2036	9,350	9,357
Bear Stearns Asset-Backed Securities, Inc.
5.360% due 02/25/2037	14,621	14,628
5.379% due 06/25/2043	5,086	5,123
5.390% due 12/25/2036	18,573	18,572
5.400% due 12/25/2035	3,976	3,978
5.410% due 04/25/2036	21,583	21,597
5.490% due 12/25/2042	797	799
5.520% due 09/25/2034	91	91
5.650% due 10/25/2032	8,945	8,964
5.720% due 10/27/2032	3,422	3,434
Brazos Student Finance Corp.
6.020% due 06/01/2023	5,841	5,871
Carrington Mortgage Loan Trust
5.360% due 05/25/2036	8,976	8,982
5.370% due 08/25/2036	9,587	9,594
5.440% due 02/25/2036	20,000	20,017
5.500% due 12/25/2035	2,837	2,839
Cendant Mortgage Corp.
6.000% due 07/25/2043	3,791	3,785
Centex Home Equity
5.370% due 06/25/2036	1,209	1,210
Chase Credit Card Master Trust
5.360% due 09/15/2009	27,705	27,724
5.430% due 07/15/2010	15,895	15,925
Chase Funding Mortgage Loan Asset-Backed Certificates
5.690% due 10/25/2032	176	177
5.960% due 08/25/2032	3,615	3,618
Chase Issuance Trust
5.340% due 07/15/2010	32,000	32,028
Chase Manhattan Auto Owner Trust
4.770% due 03/15/2008	66	66
Citibank Credit Card Issuance Trust
3.100% due 03/10/2010	20,000	19,616
Citigroup Mortgage Loan Trust, Inc.
5.370% due 11/25/2036	12,731	12,739
5.470% due 07/25/2035	15,322	15,333
Community Program Loan Trust
4.500% due 10/01/2018	9,186	9,069
4.500% due 04/01/2029	26,000	24,593
Conseco Finance
5.770% due 05/15/2032	145	145
Countrywide Asset-Backed Certificates
5.350% due 01/25/2046	80,544	80,545
5.370% due 03/25/2037	42,299	42,325
5.370% due 08/25/2037	88,240	88,238
5.390% due 06/25/2036	24,015	24,034
5.390% due 07/25/2036	8,122	8,128
5.390% due 08/25/2036	7,361	7,366
5.390% due 09/25/2036	13,648	13,658
5.400% due 06/25/2037	20,340	20,351
5.450% due 07/25/2036	9,950	9,957
5.480% due 02/25/2036	18,755	18,769
5.700% due 03/25/2033	2,457	2,459
Credit-Based Asset Servicing & Securitization LLC
5.430% due 08/25/2035	277	278
5.440% due 07/25/2035	2,932	2,934
5.870% due 04/25/2032	784	786
CS First Boston Mortgage Securities Corp.
5.940% due 01/25/2032	510	511
6.020% due 07/25/2032	469	470
6.060% due 08/25/2032	1,615	1,616
Delta Funding Home Equity Loan Trust
6.140% due 09/15/2029	272	273
Discover Card Master Trust I
5.695% due 10/16/2013	400	405
Equity One Asset-Backed Securities, Inc.
5.600% due 11/25/2032	51	51
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	4	4
Fieldstone Mortgage Investment Corp.
5.400% due 05/25/2036	7,393	7,398
First Alliance Mortgage Loan Trust
5.760% due 01/25/2025	11	11
6.080% due 03/20/2031	1,671	1,673
First Franklin Mortgage Loan Asset-Backed Certificates
5.350% due 07/25/2036	16,849	16,860
5.370% due 10/25/2036	28,223	28,237
5.370% due 11/25/2036	8,806	8,811
5.390% due 01/25/2036	10,970	10,978
5.390% due 12/25/2036	14,312	14,320
5.410% due 01/25/2036	50,128	50,168
5.690% due 12/25/2034	6,428	6,439
FMAC Loan Receivables Trust
6.500% due 09/15/2020	62	51
7.900% due 04/15/2019	20	18
Ford Credit Auto Owner Trust
5.405% due 09/15/2007	1,317	1,317
Fremont Home Loan Trust
5.370% due 05/25/2036	14,964	14,971
5.370% due 10/25/2036	14,872	14,874
5.600% due 01/25/2035	896	897
Green Tree Financial Corp.
6.160% due 02/01/2031	1,336	1,337
6.240% due 11/01/2016	44	45
6.480% due 12/01/2030	42	42
6.870% due 04/01/2030	992	1,028
Greenpoint Manufactured Housing
7.270% due 06/15/2029	110	112
GSAMP Trust
5.360% due 08/25/2036	796	796
5.380% due 04/25/2036	5,869	5,873
5.390% due 01/25/2036	17,016	17,026
5.390% due 02/25/2036	9,842	9,850
5.410% due 11/25/2035	3,537	3,539
GSR Mortgage Loan Trust
5.420% due 11/25/2030	126	126
HFC Home Equity Loan Asset-Backed Certificates
5.470% due 03/20/2036	15,903	15,893
Home Equity Asset Trust
5.380% due 05/25/2037	34,178	34,190
5.400% due 05/25/2036	30,103	30,116
5.410% due 10/25/2035	35	35
5.430% due 02/25/2036	14,044	14,054
5.920% due 11/25/2032	154	154
Home Equity Mortgage Trust
5.410% due 05/25/2036	3,496	3,499
Honda Auto Receivables Owner Trust
5.100% due 09/18/2008	8,522	8,524
HSBC Asset Loan Obligation
5.380% due 12/25/2036	2,753	2,752
HSI Asset Securitization Corp. Trust
5.370% due 12/25/2036	95,158	95,210
5.400% due 12/25/2035	12,632	12,642
IMC Home Equity Loan Trust
7.173% due 07/25/2026	74	74
7.310% due 11/20/2028	52	52
7.500% due 04/25/2026	69	69
7.520% due 08/20/2028	32	32
Indymac Residential Asset-Backed Trust
5.360% due 08/25/2036	27,295	27,315
5.410% due 03/25/2036	26,936	26,956
5.430% due 10/25/2035	18,783	18,796
IXIS Real Estate Capital Trust
5.380% due 08/25/2036	20,527	20,541
JPMorgan Mortgage Acquisition Corp.
5.360% due 08/25/2036	10,616	10,623
5.370% due 07/25/2036	15,081	15,088
5.380% due 01/25/2032	9,239	9,245
5.390% due 02/25/2036	627	627
5.390% due 03/25/2036	2,308	2,309
5.400% due 08/25/2036	26,997	27,012
5.440% due 09/25/2035	3,243	3,245
Lehman XS Trust
5.400% due 04/25/2046	49,808	49,837
5.400% due 06/25/2046	30,452	30,465
5.400% due 08/25/2046	14,186	14,196
5.410% due 05/25/2046	31,865	31,868
Long Beach Mortgage Loan Trust
5.360% due 07/25/2036	16,708	16,709
5.380% due 04/25/2036	1,696	1,697
5.390% due 03/25/2036	13,137	13,146
5.400% due 02/25/2036	11,966	11,975
5.410% due 01/25/2036	2,578	2,580
5.460% due 02/25/2036	30,000	30,024
5.600% due 10/25/2034	33,699	33,757
MASTR Asset-Backed Securities Trust
5.370% due 03/25/2036	13,964	13,974
5.380% due 10/25/2036	4,015	4,017
5.400% due 01/25/2036	28,139	28,160
5.430% due 11/25/2035	32,021	32,045
MBNA Credit Card Master Note Trust
5.820% due 03/15/2010	65,000	65,182

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
MBNA Master Credit Card Trust
5.520% due 09/15/2009	$3,575	$3,575
Merrill Lynch Mortgage Investors, Inc.
5.350% due 05/25/2037	6,187	6,191
5.380% due 03/25/2037	13,182	13,191
5.390% due 02/25/2037	11,230	11,239
5.390% due 07/25/2037	38,208	38,230
Metris Master Trust
5.630% due 04/20/2011	3,200	3,202
Mid-State Trust
6.340% due 10/15/2036	24,335	24,815
7.340% due 07/01/2035	1,083	1,156
7.791% due 03/15/2038	4,239	4,565
8.330% due 04/01/2030	23,592	24,896
Morgan Stanley ABS Capital I
5.360% due 04/25/2036	6,403	6,407
5.380% due 03/25/2036	18,836	18,848
5.390% due 12/25/2035	4,208	4,211
5.390% due 03/25/2036	21,288	21,297
5.430% due 07/25/2035	430	430
Morgan Stanley Home Equity Loans
5.370% due 04/25/2036	4,182	4,185
5.370% due 12/25/2036	38,650	38,671
5.400% due 12/25/2035	3,046	3,049
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	4,788	4,940
Nationstar Mortgage LLC
5.380% due 03/25/2037	29,251	29,273
Nelnet Student Loan Trust
5.146% due 09/25/2012	794	794
5.320% due 10/27/2014	11,920	11,927
5.360% due 12/22/2014	7,128	7,127
5.370% due 01/26/2015	2,452	2,454
5.450% due 07/25/2016	6,691	6,702
5.450% due 10/25/2016	9,587	9,595
New Century Home Equity Loan Trust
5.380% due 05/25/2036	9,192	9,196
5.400% due 12/25/2035	3,971	3,971
5.540% due 03/25/2035	239	239
7.540% due 06/25/2029	4	4
Newcastle Mortgage Securities Trust
5.390% due 03/25/2036	8,628	8,635
Nissan Auto Receivables Owner Trust
5.493% due 08/15/2007	657	657
Nomura Asset Acceptance Corp.
5.460% due 01/25/2036	9,993	10,000
Nomura Home Equity Loan, Inc.
5.400% due 02/25/2036	4,754	4,757
Novastar Home Equity Loan
5.410% due 01/25/2036	1,336	1,337
NPF XII, Inc.
2.462% due 11/01/2003 (a)	49,000	228
Option One Mortgage Loan Trust
5.360% due 02/25/2037	6,649	6,653
5.390% due 01/25/2036	10,452	10,460
Ownit Mortgage Loan Asset-Backed Certificates
5.380% due 03/25/2037	11,419	11,427
5.520% due 03/25/2036	3,892	3,895
Park Place Securities, Inc.
5.480% due 06/25/2035	622	622
Popular ABS Mortgage Pass-Through Trust
5.430% due 09/25/2035	891	891
Quest Trust
5.750% due 12/25/2033	2,499	2,520
5.880% due 06/25/2034	596	597
Renaissance Home Equity Loan Trust
5.670% due 08/25/2032	555	556
5.680% due 11/25/2034	227	228
Residential Asset Mortgage Products, Inc.
5.390% due 05/25/2036	8,301	8,307
5.400% due 01/25/2036	5,804	5,808
5.420% due 05/25/2035	23	23
5.430% due 09/25/2035	3,568	3,570
5.450% due 09/25/2035	3,366	3,369
Residential Asset Securities Corp.
5.360% due 06/25/2036	19,806	19,819
5.370% due 09/25/2036	34,480	34,503
5.380% due 04/25/2036	21,864	21,880
5.390% due 03/25/2036	8,174	8,179
5.390% due 04/25/2036	21,218	21,236
5.400% due 01/25/2036	19,457	19,471
5.400% due 10/25/2036	34,143	34,166
5.410% due 01/25/2036	826	827
5.420% due 10/25/2035	5,263	5,267
5.420% due 11/25/2035	4,273	4,276
5.430% due 10/25/2035	87	87
5.490% due 08/25/2035	1,200	1,201
Residential Funding Mortgage Securities II, Inc.
5.420% due 12/25/2035	16,792	16,805
Residential Mortgage Loan Trust
6.875% due 09/25/2029	22	23
SACO I, Inc.
5.380% due 05/25/2036	18,822	18,833
5.400% due 04/25/2036	1,508	1,509
5.420% due 01/25/2036	201	201
5.540% due 06/25/2035	11,822	11,824
5.570% due 12/25/2035	427	428
Salomon Brothers Mortgage Securities VII
5.600% due 09/25/2028	2,179	2,181
5.620% due 03/25/2032	1,276	1,278
Saxon Asset Securities Trust
5.580% due 08/25/2032	889	889
Securitized Asset-Backed Receivables LLC Trust
5.380% due 03/25/2036	15,981	15,992
5.390% due 10/25/2035	3,638	3,641
SLC Student Loan Trust
5.325% due 12/15/2010	1,304	1,305
SLM Student Loan Trust
5.326% due 04/25/2014	95,200	95,271
5.330% due 07/25/2013	8,178	8,183
5.360% due 07/25/2016	12,385	12,394
5.370% due 01/26/2015	24,500	24,520
5.380% due 01/27/2014	9,018	9,024
5.400% due 07/25/2014	5,389	5,395
Soundview Home Equity Loan Trust
5.350% due 07/25/2036	21,733	21,743
5.360% due 11/25/2036	1,086	1,086
5.370% due 10/25/2036	2,684	2,686
5.380% due 06/25/2036	15,184	15,195
5.390% due 02/25/2036	2,326	2,327
5.390% due 03/25/2036	4,110	4,113
5.390% due 05/25/2036	9,543	9,549
Specialty Underwriting & Residential Finance
5.380% due 02/25/2037	10,245	10,252
5.400% due 12/25/2036	20,120	20,135
Structured Asset Investment Loan Trust
5.410% due 07/25/2035	46	46
6.020% due 04/25/2033	2,194	2,196
Structured Asset Securities Corp.
4.900% due 04/25/2035	39,480	38,204
5.370% due 02/25/2036	9,467	9,474
5.400% due 01/25/2037	34,607	34,624
5.420% due 09/25/2035	6,453	6,457
5.610% due 01/25/2033	6,683	6,694
USAA Auto Owner Trust
5.030% due 11/17/2008	6,170	6,171
Wachovia Auto Owner Trust
4.820% due 02/20/2009	212	212
Wachovia Student Loan Trust
5.340% due 10/25/2013	5,050	5,050
Washington Mutual Asset-Backed Certificates
5.370% due 01/25/2037	33,621	33,636
5.390% due 04/25/2036	9,127	9,134
Wells Fargo Home Equity Trust
5.430% due 10/25/2035	23,443	23,460
5.430% due 11/25/2035	8,977	8,982
5.440% due 12/25/2035	19,190	19,204
5.560% due 11/25/2035	89,554	89,672
5.570% due 12/25/2035	135,729	135,872
WFS Financial Owner Trust
3.590% due 10/19/2009	13,158	13,075
WMC Mortgage Loan Pass-Through Certificates
6.000% due 05/15/2030	3,822	3,825
6.220% due 10/15/2029	2,393	2,423

Total Asset-Backed Securities (Cost $3,228,629)		3,202,796

SOVEREIGN ISSUES 0.1%

Banque Centrale de Tunisie
7.375% due 04/25/2012	4,220	4,600
China Development Bank
5.000% due 10/15/2015	29,300	28,821
Hydro Quebec
5.398% due 09/29/2049	5,600	5,289
Korea Development Bank
4.750% due 07/20/2009	200	198
5.480% due 10/31/2008	100	100
Korea Highway Corp.
5.125% due 05/20/2015	100	98

	Shares
Mexico Government International Bond Rights
0.000% due 06/30/2007	2,000,000	29

	Principal Amount (000)
Panama Government International Bond
6.700% due 01/26/2036	$20,000	20,860
8.875% due 09/30/2027	15,600	19,952
Peru Government International Bond
9.125% due 01/15/2008	1,700	1,751
South Africa Government International Bond
6.500% due 06/02/2014	27,000	28,822

Total Sovereign Issues (Cost $100,224)		110,520

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)		Value (000s)
FOREIGN CURRENCY-DENOMINATED ISSUES 0.6%
American International Group, Inc.
4.875% due 03/15/2067	EUR	30,000	$39,357
Atlas Reinsurance PLC
7.717% due 01/10/2010		3,000	4,076
Banque Centrale de Tunisie
7.500% due 08/06/2009	EUR	2,300	3,277
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	43,000	19,266
BTM Curacao Holdings NV
1.195% due 11/29/2049	JPY	1,000,000	8,488
Citigroup, Inc.
4.250% due 02/25/2030	EUR	60,000	72,843
Danske Bank A/S
4.878% due 02/28/2049		8,000	10,604
5.684% due 12/29/2049	GBP	16,400	31,236
Ford Motor Credit Co.
5.250% due 06/16/2008	EUR	15,000	10,201
6.750% due 01/14/2008		8,000	10,799
Gaz Capital for Gazprom
5.875% due 06/01/2015		20,000	27,707
General Electric Capital Corp.
4.625% due 09/15/2066		10,000	13,264
HBOS PLC
4.875% due 03/29/2049		14,090	18,979
Italy Buoni Poliennali Del Tesoro
1.650% due 09/15/2008 (e)		40,397	54,107
JSG Holding PLC
6.234% due 11/29/2013		3,253	4,385
6.335% due 11/29/2013		7,915	10,670
6.343% due 11/29/2013		2,169	2,923
6.362% due 11/29/2013		2,446	3,298
6.396% due 11/29/2013		4,217	5,684
6.734% due 11/29/2014		1,789	2,418
6.757% due 11/29/2014		1,193	1,612
6.835% due 11/29/2014		4,353	5,884
6.862% due 11/29/2014		1,346	1,818
6.896% due 11/29/2014		2,319	3,134
KBC Bank Funding Trust I
8.220% due 11/29/2049		5,000	7,266
Lloyds TSB Capital
7.375% due 12/29/2049		26,000	38,827
Mizuho Finance Cayman Ltd.
1.879% due 01/01/2049	JPY	1,000,000	8,692
New Zealand Government CPI Linked Bond
4.500% due 02/15/2016	NZD	81,500	79,105
Nordic Telephone Co. Holdings ApS
6.079% due 11/30/2013	EUR	15,500	20,939
6.579% due 11/30/2014		15,500	20,992
Norinchukin Bank
5.625% due 09/28/2016	GBP	25,000	48,558
Poland Government International Bond
5.750% due 03/24/2010	PLN	54,490	19,335
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	8,501
1.521% due 12/31/2049		1,100,000	9,338
United Kingdom Gilt
5.000% due 03/07/2012	GBP	50	97

Total Foreign Currency-Denominated Issues (Cost $560,585)			627,680

SHORT-TERM INSTRUMENTS 27.1%

CERTIFICATES OF DEPOSIT 5.5%

Abbey National Treasury Services PLC
5.270% due 07/02/2008		494,200	494,389
Bank of Ireland
5.400% due 01/15/2010		34,200	34,223
Barclays Bank PLC
5.281% due 03/17/2008		253,670	253,708
BNP Paribas
5.262% due 07/03/2008		40,500	40,485
5.262% due 05/28/2008		163,100	163,155
5.264% due 04/03/2008		14,700	14,695
BNP Paribas Finance, Inc.
5.270% due 09/23/2008		244,000	244,000
Calyon Financial, Inc.
5.340% due 01/16/2009		317,700	317,697
Capital One Bank
5.485% due 02/23/2009		100,000	100,051
Citibank New York N.A.
5.310% due 05/22/2007		500,000	500,000
Citizens Bank of Massachusetts
5.320% due 05/09/2007		2,100	2,100
Fortis Bank NY
5.265% due 04/28/2008		3,700	3,705
5.265% due 06/30/2008		304,730	304,829
5.300% due 09/30/2008		186,970	186,942
HBOS Treasury Services PLC
5.240% due 06/08/2007		3,300	3,268
HSBC Bank USA N.A.
5.176% due 07/28/2008		74,800	74,919
Nordea Bank Finland PLC
5.308% due 05/28/2008		160,000	160,091
Royal Bank of Canada
5.230% due 05/21/2007		300,000	297,864
5.267% due 06/30/2008		478,820	479,320
Royal Bank of Scotland Group PLC
5.262% due 07/03/2008		367,540	367,538
5.265% due 03/26/2008		205,000	204,971
Skandinav Enskilda BK
5.330% due 02/04/2008		8,600	8,603
5.340% due 08/21/2008		7,000	7,002
5.350% due 02/13/2009		238,460	238,593
Societe Generale NY
5.258% due 06/20/2007		12,300	12,300
5.269% due 06/30/2008		5,500	5,502
5.270% due 03/25/2008		386,230	386,231
Unicredito Italiano NY
5.310% due 09/11/2007		47,500	47,513
5.348% due 12/03/2007		19,500	19,510
5.360% due 05/29/2008		141,400	141,471
Unicredito Italiano SpA
5.295% due 07/23/2007		550,000	550,000

			5,664,675

COMMERCIAL PAPER 18.8%

Abbey National N.A. LLC
5.200% due 06/11/2007		5,700	5,700
5.210% due 06/11/2007		18,700	18,501
5.220% due 06/11/2007		669,000	663,170
5.225% due 06/11/2007		1,100	1,089
5.230% due 06/11/2007		35,500	35,219
ASB Finance Ltd.
5.240% due 06/20/2007		183,800	183,107
Bank of America Corp.
5.195% due 07/24/2007		31,600	31,087
5.200% due 07/24/2007		535,200	531,237
5.215% due 07/24/2007		122,700	121,451
5.220% due 07/24/2007		13,000	12,830
5.225% due 07/24/2007		316,000	312,629
5.230% due 07/24/2007		152,325	150,793
5.240% due 07/24/2007		118,400	117,877
5.245% due 07/24/2007		85,300	85,113
Bank of Ireland
5.230% due 06/14/2007		200,000	197,792
5.235% due 06/14/2007		100,000	99,476
5.240% due 06/14/2007		7,300	7,267
5.250% due 06/14/2007		2,700	2,688
Barclays U.S. Funding Corp.
5.215% due 06/29/2007		22,300	22,076
5.225% due 06/29/2007		37,000	36,524
5.235% due 06/29/2007		282,500	281,020
5.240% due 06/29/2007		108,400	107,589
5.245% due 06/29/2007		260,900	260,102
5.250% due 06/29/2007		52,500	52,439
BNP Paribas Finance, Inc.
5.185% due 07/06/2007		23,500	23,166
5.212% due 07/06/2007		139,000	137,625
5.222% due 07/06/2007		322,300	318,139
5.410% due 07/06/2007		19,000	19,000
Caisse d’Amortissement de la Dette Sociale
5.220% due 06/07/2007		100,000	98,997
5.250% due 06/04/2007		2,400	2,377
Calyon N.A. LLC
5.170% due 07/09/2007		7,000	6,898
5.175% due 07/09/2007		4,300	4,237
5.230% due 07/09/2007		62,212	61,636
5.235% due 07/09/2007		8,200	8,147
CBA (de) Finance
5.225% due 06/15/2007		84,500	83,652
5.235% due 06/15/2007		21,000	20,949
5.240% due 06/15/2007		5,300	5,284
Cox Communications, Inc.
5.570% due 09/17/2007		217,400	217,400
DaimlerChrysler N.A. Holding Corp.
5.345% due 06/22/2007		22,900	22,621
Danske Corp.
5.240% due 06/11/2007		5,400	5,398
5.250% due 06/11/2007		200,200	199,937
Dexia Delaware LLC
5.205% due 06/13/2007		4,000	3,961
5.220% due 06/13/2007		1,900	1,879
5.230% due 06/13/2007		311,400	309,254
5.235% due 06/13/2007		426,800	424,871
5.240% due 06/13/2007		138,645	137,999
5.260% due 05/07/2007		2,600	2,587
DnB NORBank ASA
5.175% due 07/11/2007		1,700	1,675
5.205% due 07/11/2007		3,800	3,763
5.220% due 07/11/2007		257,000	254,047
5.240% due 07/11/2007		10,000	9,984
Fannie Mae
5.080% due 07/02/2007		33,500	33,044
5.130% due 04/11/2007		400	399
5.130% due 04/18/2007		1,300	1,297
5.130% due 05/09/2007		10,900	10,843
5.135% due 04/04/2007		1,700	1,699
5.135% due 04/25/2007		600	598

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
5.135% due 05/16/2007	$1,400	$1,391
5.140% due 05/31/2007	7,400	7,338
Federal Home Loan Bank
5.000% due 04/02/2007	2,425,500	2,425,500
5.160% due 04/13/2007	17,800	17,772
Fortis Funding LLC
5.200% due 07/09/2007	70,900	69,864
5.225% due 07/09/2007	200,000	198,462
5.230% due 07/09/2007	66,800	65,938
Freddie Mac
5.050% due 05/29/2007	4,400	4,364
5.130% due 04/23/2007	3,100	3,091
5.135% due 06/04/2007	24,156	23,924
5.135% due 06/18/2007	1,100	1,088
5.140% due 04/04/2007	11,500	11,497
5.140% due 04/05/2007	4,100	4,098
5.140% due 05/31/2007	100	99
5.145% due 06/11/2007	500	495
General Electric Capital Corp.
5.200% due 10/26/2007	528,000	518,718
5.210% due 10/26/2007	60,200	59,605
5.220% due 10/26/2007	212,500	210,337
HBOS Treasury Services PLC
5.215% due 06/11/2007	5,800	5,739
5.220% due 06/29/2007	35,700	35,275
5.225% due 06/29/2007	426,300	421,262
5.230% due 06/29/2007	128,200	126,818
5.235% due 06/29/2007	21,900	21,766
5.240% due 06/11/2007	4,900	4,868
5.240% due 06/29/2007	533,800	531,089
ING U.S. Funding LLC
5.210% due 06/22/2007	27,899	27,619
5.220% due 06/22/2007	91,900	90,807
5.225% due 06/22/2007	32,200	31,837
5.230% due 06/22/2007	6,800	6,750
5.235% due 06/22/2007	6,800	6,756
5.245% due 06/22/2007	76,473	76,473
Intesa Funding LLC
5.220% due 06/15/2007	44,000	43,508
5.230% due 06/15/2007	2,100	2,091
5.235% due 06/15/2007	5,600	5,564
5.290% due 06/15/2007	247,600	247,600
IXIS Commercial Paper Corp.
5.230% due 06/13/2007	32,400	32,070
5.235% due 06/13/2007	100,000	99,346
5.240% due 06/13/2007	213,300	211,801
KFW International Finance, Inc.
5.190% due 05/29/2007	5,400	5,356
5.230% due 05/29/2007	2,300	2,293
5.380% due 05/29/2007	2,014	2,014
Lloyds TSB Bank PLC
5.220% due 04/24/2007	2,200	2,193
Natixis S.A.
5.400% due 04/02/2007	3,500	3,500
Nordea N.A., Inc.
5.220% due 07/11/2007	91,200	89,998
5.230% due 07/11/2007	20,000	19,834
5.235% due 07/11/2007	400	399
5.240% due 07/11/2007	112,000	111,605
5.250% due 07/11/2007	100	100
Oesterreichische
5.205% due 04/27/2007	91,430	91,126
Rabobank USA Financial Corp.
5.210% due 06/06/2007	329,000	325,746
5.235% due 06/06/2007	1,700	1,696
5.390% due 06/06/2007	2,600	2,600
5.400% due 06/06/2007	21,600	21,597
Royal Bank of Scotland Group PLC
5.215% due 06/08/2007	226,200	223,897
San Paolo IMI U.S. Financial Co.
5.220% due 06/27/2007	6,600	6,515
5.225% due 06/27/2007	500	497
5.230% due 06/27/2007	104,450	103,798
5.240% due 06/27/2007	1,400	1,398
5.250% due 06/27/2007	4,000	3,994
Sanofi Aventis
5.230% due 04/11/2007	4,700	4,694
Santander Hispano Finance Delaware
5.170% due 06/14/2007	63,400	62,709
5.220% due 06/14/2007	21,100	20,867
5.240% due 06/14/2007	118,100	117,378
5.245% due 06/14/2007	250,000	249,891
Societe Generale NY
5.185% due 08/22/2007	131,100	131,100
5.190% due 08/22/2007	305,200	298,852
5.200% due 08/22/2007	63,100	62,806
5.210% due 08/22/2007	24,600	24,315
5.220% due 08/22/2007	31,700	31,309
5.225% due 08/22/2007	45,600	45,348
5.230% due 08/22/2007	200,000	199,070
5.235% due 08/22/2007	40,000	39,988
5.240% due 08/22/2007	18,500	18,473
5.250% due 08/22/2007	1,000	995
5.320% due 08/22/2007	800	800
5.380% due 08/22/2007	21,100	21,097
Stadshypoket Delaware, Inc.
5.235% due 05/22/2007	192,600	191,213
5.240% due 05/22/2007	165,700	164,684
5.245% due 05/22/2007	11,800	11,769
Statens Bostadsfin Bank
5.190% due 08/16/2007	10,200	9,996
5.220% due 08/16/2007	75,000	74,032
5.240% due 08/16/2007	50,000	49,636
Svenska Handelsbanken, Inc.
5.130% due 08/20/2007	2,100	2,057
5.220% due 06/25/2007	171,000	168,914
5.220% due 08/20/2007	2,200	2,171
5.235% due 06/25/2007	73,900	73,578
5.235% due 08/20/2007	121,500	120,493
Swedbank AB
5.225% due 06/05/2007	50,000	49,513
5.225% due 06/21/2007	366,900	362,825
5.230% due 06/05/2007	30,600	30,395
5.235% due 06/05/2007	24,300	24,244
5.240% due 06/05/2007	226,825	226,290
5.240% due 06/21/2007	145,600	144,943
5.250% due 06/05/2007	400	397
TotalFinaElf Capital S.A.
5.190% due 04/17/2007	5,000	4,989
Toyota Motor Credit Corp.
5.190% due 08/07/2007	5,000	4,906
5.220% due 08/07/2007	178,000	175,929
UBS Finance Delaware LLC
5.160% due 08/01/2007	17,000	16,817
5.185% due 08/01/2007	11,700	11,592
5.190% due 08/01/2007	346,400	341,239
5.205% due 08/01/2007	34,100	33,553
5.215% due 08/01/2007	57,100	56,792
5.220% due 08/01/2007	24,900	24,617
5.225% due 08/01/2007	984,900	976,154
5.230% due 08/01/2007	129,600	128,189
5.235% due 08/01/2007	792,700	789,751
5.240% due 08/01/2007	12,100	12,048
Unicredit Delaware, Inc.
5.170% due 05/24/2007	8,700	8,635
5.250% due 05/24/2007	7,300	7,268
Unicredito Italiano SpA
5.200% due 07/16/2007	100,000	98,439
5.225% due 07/16/2007	432,500	429,282
5.235% due 07/16/2007	231,200	229,553
5.250% due 07/16/2007	50,000	49,781
Viacom, Inc.
5.594% due 05/29/2007	140,400	140,400
Westpac Banking Corp.
5.190% due 07/09/2007	50,000	49,748
5.225% due 07/09/2007	16,200	16,040
5.235% due 07/09/2007	2,700	2,699
Westpac Trust Securities NZ Ltd.
5.215% due 06/06/2007	62,300	61,684
5.220% due 06/06/2007	15,300	15,160
5.235% due 06/06/2007	6,000	5,982
5.240% due 06/06/2007	235,200	234,456

		19,405,460

Repurchase Agreements 1.4%

Credit Suisse Securities (USA) LLC
5.125% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.500% due 01/15/2011 valued at $3,077. Repurchase proceeds are $3,001.)	3,000	3,000
Lehman Brothers, Inc.
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 3.625% due 01/15/2008 valued at $20,114 and U.S. Treasury Notes 4.625% due 11/15/2016 valued at $383,675. Repurchase proceeds are $396,470.)	396,300	396,300
UBS Securities LLC
5.150% due 04/02/2007 (Dated 03/30/2007. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $715,528 and U.S. Treasury Strips 0.000% due 11/15/2021 valued at $388,696. Repurchase proceeds are $1,081,464.)	1,081,000	1,081,000

		1,480,300

Schedule of Investments (Cont.)

Total Return Fund

March 31, 2007

	Principal Amount (000s)	Value (000s)
TRI-PARTY REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
4.900% due 04/02/2007 (Dated 03/30/2007. Collateralized by Fannie Mae 4.375%—6.000% due 05/15/2011—02/13/2017 valued at $442,781; Federal Home Loan Bank 5.375% due 07/17/2009 valued at $38,845; and Freddie Mac 5.250% - 5.300% due 01/09/2012 - 10/19/2015 valued at $1,264. Repurchase proceeds are $473,613.)	$473,420	$473,420

U.S. Treasury Bills 0.9%
4.956% due 05/03/2007 - 06/21/2007 (d)(f)(i)	970,640	960,362

Total Short-Term Instruments (Cost $27,985,673)		27,984,217

Purchased Options (k) (Cost $540,640)	0.6%	605,216
Total Investments (h) (Cost $110,786,980)	107.2%	$110,867,484
Written Options (l) (Premiums $534,127)	(0.6)%	(606,273)
Other Assets and Liabilities (Net)	(6.6)%	(6,805,972)

Net Assets	100.0%	$103,455,239

See accompanying notes

Notes to Schedule of Investments

(amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	Coupon represents a weighted average rate.
(e)	Principal amount of security is adjusted for inflation.
(f)	Securities with an aggregate market value of $133,835 have been pledged as collateral for swap and swaption contracts on March 31, 2007.
(g)	Securities with an aggregate market value of $574,765 have been pledged as collateral for delayed-delivery mortgage-backed securities on March 31, 2007.
(h)	As of March 31, 2007, portfolio securities with an aggregate value of $922,307 were valued in good faith and pursuant to the guidelines established by the Board of Trustees.
(i)	Securities with an aggregate market value of $748,670 have been segregated with the custodian to cover margin requirements for the following open futures contracts on March 31, 2007:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2007	19,841	$(6,142)
90-Day Euribor December Futures	Long	12/2008	7,374	(1,499)
90-Day Euribor June Futures	Long	06/2008	38,787	(11,685)
90-Day Euribor March Futures	Long	03/2008	16,641	(8,828)
90-Day Euribor September Futures	Long	09/2008	7,282	(1,881)
90-Day Eurodollar December Futures	Long	12/2007	348,638	16,103
90-Day Eurodollar December Futures	Long	12/2008	40,350	33,135
90-Day Eurodollar June Futures	Long	06/2008	95,797	22,462
90-Day Eurodollar March Futures	Long	03/2008	251,869	38,240
90-Day Eurodollar September Futures	Long	09/2007	57,757	(17,900)
90-Day Eurodollar September Futures	Long	09/2008	24,737	23,400
90-Day Euroyen December Futures	Long	12/2007	28,012	5,710
90-Day Euroyen September Futures	Long	09/2007	20,951	4,460
Euro-Bund 10-Year Note June Futures	Long	06/2007	10,079	(8,865)
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 116.000	Short	06/2007	7,610	1,282
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 117.000	Short	06/2007	13,581	2,645
Euro-Bund 10-Year Note June Futures Call Options Strike @ EUR 118.000	Short	06/2007	9,550	1,239
Euro-Bund 10-Year Note June Futures Put Options Strike @ EUR 114.000	Short	06/2007	30,741	990
U.S. Treasury 2-Year Note June Futures	Short	06/2007	13,192	1,375
U.S. Treasury 10-Year Note June Futures	Short	06/2007	52,005	8,551
U.S. Treasury 30-Year Bond June Futures	Short	06/2007	12,571	13,994
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2007	16,436	(18,115)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2008	1,090	(48)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2008	16,227	(4,825)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2008	25,090	(12,400)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2007	7,888	(10,084)
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2008	6,143	(4,350)

				$66,964

(j)	Swap agreements outstanding on March 31, 2007:

Credit Default Swaps

Counterparty	Reference Entity	Buy/Sell Protection(1)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	SOFTBANK Corp. 1.750% due 03/31/2014	Sell	2.300%	09/20/2007	JPY	8,849,000	$672
Bank of America	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%	06/20/2007		$20,000	18
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.350%	09/20/2007		10,000	83
Bank of America	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007		10,000	49
Bank of America	General Motors Acceptance Corp. 7.000% due 02/01/2012	Sell	0.550%	03/20/2008		11,000	(46)
Bank of America	Ryland Group, Inc. 5.375% due 06/01/2008	Buy	(0.370)%	06/20/2008		2,500	1
Bank of America	Yum! Brands, Inc. 7.650% due 05/15/2008	Buy	(0.080)%	06/20/2008		3,200	0
Bank of America	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.190)%	09/20/2009		5,000	(4)
Bank of America	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.195%	03/20/2010		50,000	141
Bank of America	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.193%	03/20/2010		50,000	165
Bank of America	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.750%	09/20/2010		5,000	619
Bank of America	RadioShack Corp. 7.375% due 05/15/2011	Buy	(1.250)%	06/20/2011		10,700	(118)
Bank of America	Canadian Natural Resources Ltd. 5.450% due 10/01/2012	Buy	(0.380)%	12/20/2012		10,000	(60)
Bank of America	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.690)%	12/20/2014		10,600	(105)
Bank of America	Boston Scientific Corp. 6.400% due 06/15/2016	Buy	(0.910)%	06/20/2016		10,500	184
Bank of America	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016		133,000	600
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.500%	12/20/2007		25,000	62
Barclays Bank PLC	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.260%	12/20/2008		12,000	9
Barclays Bank PLC	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008		29,000	6
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.710%	12/20/2008		9,000	41
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008		800	4
Barclays Bank PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.370%	03/20/2009		4,440	(4)
Barclays Bank PLC	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.630%	03/20/2009		14,600	16
Barclays Bank PLC	Sealed Air Corp. 6.950% due 05/15/2009	Buy	(0.200)%	06/20/2009		10,500	(25)
Barclays Bank PLC	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.295)%	09/20/2011		15,000	9
Barclays Bank PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.535)%	09/20/2011		15,000	(129)
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012		15,000	155
Barclays Bank PLC	iStar Financial, Inc. 5.150% due 03/01/2012	Buy	(0.400)%	03/20/2012		10,000	70
Barclays Bank PLC	XL Capital Europe PLC 6.500% due 01/15/2012	Buy	(0.310)%	03/20/2012		10,600	12
Barclays Bank PLC	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.620%	03/20/2013		20,900	647
Barclays Bank PLC	CitiFinancial, Inc. 6.625% due 06/01/2015	Buy	(0.145)%	06/20/2015		11,000	25
Barclays Bank PLC	PSEG Power LLC 5.500% due 12/01/2015	Buy	(0.520)%	12/20/2015		8,000	38
Barclays Bank PLC	Cardinal Health, Inc. 5.800% due 10/15/2016	Buy	(0.420)%	12/20/2016		13,000	118
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2007		10,000	98
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007		23,000	251
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.700%	06/20/2007		800	9
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007		9,700	111
Bear Stearns & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.320%	09/20/2007		8,200	67
Bear Stearns & Co., Inc.	BellSouth Corp. 4.200% due 09/15/2009	Buy	(0.140)%	09/20/2009		5,000	(10)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 4.875% due 06/15/2010	Buy	(0.520)%	06/20/2010		10,000	(83)
Bear Stearns & Co., Inc.	CSX Corp. 6.750% due 03/15/2011	Buy	(0.165)%	03/20/2011		10,600	104
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.655)%	03/20/2011		10,000	(129)
Bear Stearns & Co., Inc.	DaimlerChrysler N.A. Holding Corp. 5.875% due 03/15/2011	Buy	(0.520)%	03/20/2011		10,000	(84)
Bear Stearns & Co., Inc.	GATX Financial Corp. 6.273% due 06/15/2011	Buy	(0.220)%	06/20/2011		10,500	(17)
Bear Stearns & Co., Inc.	Ryder System, Inc. 5.950% due 05/02/2011	Buy	(0.270)%	06/20/2011		5,300	10
Bear Stearns & Co., Inc.	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.470)%	06/20/2011		10,000	(63)
Bear Stearns & Co., Inc.	CNA Financial Corp. 6.000% due 08/15/2011	Buy	(0.440)%	09/20/2011		10,300	(54)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.160)%	12/20/2011		10,000	27

Bear Stearns & Co., Inc.	Kraft Foods, Inc. 5.625% due 11/01/2011	Buy	(0.150)%	12/20/2011	10,000	31
Bear Stearns & Co., Inc.	General Mills, Inc. 6.000% due 02/15/2012	Buy	(0.180)%	03/20/2012	10,400	(8)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.390)%	03/20/2012	15,400	(80)
Bear Stearns & Co., Inc.	H.J. Heinz Finance Co. 6.000% due 03/15/2012	Buy	(0.370)%	03/20/2012	8,200	(36)
Bear Stearns & Co., Inc.	Kraft Foods, Inc. 6.250% due 06/01//2012	Buy	(0.170)%	06/20/2012	10,400	43
Bear Stearns & Co., Inc.	CBS Corp. 5.625% due 08/15/2012	Buy	(0.590)%	09/20/2012	15,000	(91)
Bear Stearns & Co., Inc.	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.390)%	03/20/2014	15,000	(67)
Bear Stearns & Co., Inc.	Maytag Corp. 5.000% due 05/15/2015	Buy	(0.460)%	06/20/2015	10,000	237
Bear Stearns & Co., Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.480% due 10/15/2015	Buy	(0.285)%	12/20/2015	10,000	87
Bear Stearns & Co., Inc.	Comcast Corp. 5.900% due 03/15/2016	Buy	(0.535)%	03/20/2016	15,000	(139)
Bear Stearns & Co., Inc.	Goldman Sachs Group, Inc. floating rate based on 3-Month USD-LIBOR plus 0.450% due 03/22/2016	Buy	(0.330)%	03/20/2016	10,000	51
Bear Stearns & Co., Inc.	Johnson Controls, Inc. 5.500% due 01/15/2016	Buy	(0.500)%	03/20/2016	20,000	(176)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.300)%	03/20/2016	9,800	(60)
Bear Stearns & Co., Inc.	Loews Corp. 5.250% due 03/15/2016	Buy	(0.280)%	03/20/2016	20,000	(93)
Bear Stearns & Co., Inc.	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.430% due 06/01/2016	Buy	(0.220)%	06/20/2016	10,000	(13)
Bear Stearns & Co., Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.460)%	09/20/2016	9,500	185
Bear Stearns & Co., Inc.	ABX Financing Co. 5.750% due 10/15/2016	Buy	(0.530)%	12/20/2016	10,000	(112)
Bear Stearns & Co., Inc.	ONEOK Partners LP 6.150% due 10/01/2016	Buy	(0.660)%	12/20/2016	10,200	(153)
Bear Stearns & Co., Inc.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.230%	02/20/2017	10,000	15
BNP Paribas Bank	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.560%	03/20/2008	10,000	(41)
BNP Paribas Bank	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.450%	06/20/2011	10,000	446
BNP Paribas Bank	HSBC Finance Corp. floating rate based on 3-Month USD-LIBOR plus 0.250% due 01/15/2014	Buy	(0.165)%	12/20/2013	15,000	94
Citibank N.A.	Delhaize America, Inc. 9.000% due 04/15/2031	Sell	0.130%	03/20/2008	10,000	(9)
Citibank N.A.	El Paso Corp. 7.875% due 06/15/2012	Sell	0.210%	03/20/2008	10,000	(8)
Citibank N.A.	Reynolds American, Inc. 7.625% due 06/01/2016	Sell	0.150%	03/20/2008	10,000	(4)
Citibank N.A.	Williams Cos., Inc. 7.125% due 09/01/2011	Sell	0.230%	03/20/2008	10,000	(15)
Citibank N.A.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.130)%	06/20/2010	14,000	(9)
Citibank N.A.	Marriott International, Inc. 4.625% due 06/15/2012	Buy	(0.260)%	06/20/2012	15,000	19
Citibank N.A.	CNA Financial Corp. 5.850% due 12/15/2014	Buy	(0.470)%	12/20/2014	10,200	42
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.360%	09/20/2007	20,000	168
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.890%	12/20/2007	20,000	(30)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	14,400	(15)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.080%	03/20/2008	10,000	(7)
Credit Suisse First Boston	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.950%	03/20/2008	10,000	(1)
Credit Suisse First Boston	Centerpoint Energy, Inc. 5.875% due 06/01/2008	Buy	(0.170)%	06/20/2008	10,300	(6)
Credit Suisse First Boston	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.400%	09/20/2008	10,000	377
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.300%	02/20/2009	500	0
Credit Suisse First Boston	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.220%	03/20/2009	2,200	(1)
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.270%	03/20/2009	8,600	(1)
Credit Suisse First Boston	May Department Stores Co. 4.800% due 07/15/2009	Buy	(0.160)%	09/20/2009	10,000	0
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.160%	09/20/2010	3,000	315
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	526
Credit Suisse First Boston	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.650%	09/20/2010	2,000	241
Credit Suisse First Boston	Avon Products, Inc. 5.125% due 01/15/2011	Buy	(0.160)%	03/20/2011	10,000	(21)
Credit Suisse First Boston	CVS Corp. 5.750% due 08/15/2011	Buy	(0.250)%	09/20/2011	10,200	(32)
Credit Suisse First Boston	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.530)%	09/20/2011	7,350	(32)
Credit Suisse First Boston	John Deere Capital Corp. 5.650% due 07/25/2011	Buy	(0.140)%	09/20/2011	9,000	(7)
Credit Suisse First Boston	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.550)%	12/20/2011	20,000	(152)
Credit Suisse First Boston	Packaging Corp. of America 5.750% due 08/01/2013	Buy	(0.940)%	09/20/2013	10,000	(181)
Credit Suisse First Boston	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	2.090%	05/20/2016	10,000	621
Credit Suisse First Boston	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.200%	02/20/2017	14,400	(10)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	09/20/2007	10,000	93
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	12/20/2007	100,000	(27)
Deutsche Bank AG	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	3,000	3

Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.065%	03/20/2008	200,000	(97)
Deutsche Bank AG	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.070%	03/20/2008	100,000	(46)
Deutsche Bank AG	Morgan Stanley 6.600% due 04/01/2012	Sell	0.075%	03/20/2008	50,000	(28)
Deutsche Bank AG	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.420%	12/20/2008	17,000	9
Deutsche Bank AG	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.250%	12/20/2008	9,800	6
Deutsche Bank AG	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.330%	12/20/2008	13,000	7
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.720%	12/20/2008	14,000	66
Deutsche Bank AG	TXU Corp. 4.800% due 11/15/2009	Buy	(0.430)%	12/20/2009	15,000	229
Deutsche Bank AG	JC Penney Corp., Inc. 8.000% due 03/01/2010	Buy	(0.270)%	03/20/2010	17,500	(28)
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	06/20/2011	10,000	551
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.770%	06/20/2011	10,000	554
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.830%	06/20/2011	10,000	574
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.920%	06/20/2011	10,000	605
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.020%	06/20/2011	10,000	638
Deutsche Bank AG	Petroleos Mexicanos 9.500% due 09/15/2027	Sell	0.760%	07/20/2011	300	3
Deutsche Bank AG	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.620%	09/20/2011	25,000	1,225
Deutsche Bank AG	Nationwide Health Properties, Inc. 6.500% due 07/15/2011	Buy	(0.620)%	09/20/2011	13,600	(78)
Deutsche Bank AG	Kaupthing Bank HF 5.750% due 10/04/2011	Buy	(0.530)%	12/20/2011	10,000	(68)
Deutsche Bank AG	Lennar Corp. 5.950% due 10/17/2011	Buy	(0.785)%	12/20/2011	9,000	108
Deutsche Bank AG	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	0.980%	01/20/2012	7,500	78
Deutsche Bank AG	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	1.500%	01/20/2012	8,000	54
Deutsche Bank AG	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.470% due 01/18/2012	Buy	(0.365)%	03/20/2012	20,000	(83)
Deutsche Bank AG	Countrywide Financial Corp. 6.250% due 05/15/2016	Buy	(0.710)%	06/20/2016	26,000	388
Deutsche Bank AG	E.I. Du Pont De Nemours & Co. 5.250% due 12/15/2016	Buy	(0.210)%	12/20/2016	10,000	18
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	600	6
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	12,000	142
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,400	63
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.450%	09/20/2007	10,000	88
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	49
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.045%	03/20/2008	100,000	(20)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	35,000	(5)
Goldman Sachs & Co.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.055%	03/20/2008	90,000	(9)
Goldman Sachs & Co.	Anadarko Petroleum Corp. 6.125% due 03/15/2012	Sell	0.150%	03/20/2008	77,000	34
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.050%	03/20/2008	100,000	19
Goldman Sachs & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.070%	03/20/2008	250,000	71
Goldman Sachs & Co.	Qwest Capital Funding, Inc. 7.250% due 02/15/2011	Sell	4.170%	09/20/2010	5,000	526
Goldman Sachs & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	648
Goldman Sachs & Co.	International Lease Finance Corp. 5.250% due 01/10/2013	Buy	(0.200)%	03/20/2013	15,000	(13)
Goldman Sachs & Co.	Wells Fargo Bank N.A. 4.750% due 02/09/2015	Buy	(0.140)%	03/20/2015	10,000	14
Goldman Sachs & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016	1,250,000	4,999
HSBC Bank USA	Ford Motor Corp. 7.450% due 07/16/2031	Sell	2.410%	06/20/2007	5,300	24
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	06/20/2007	5,000	30
HSBC Bank USA	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.950%	09/20/2007	7,500	47
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.280%	11/20/2007	4,100	6
HSBC Bank USA	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.240%	02/20/2008	33,280	8
HSBC Bank USA	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.760%	01/20/2012	4,600	5
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2007	5,000	55
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	3,500	40
JPMorgan Chase & Co.	General Motors Corp. 7.125% due 07/15/2013	Sell	4.600%	06/20/2007	29,300	305
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.700%	09/20/2007	25,000	253
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.080%	09/20/2007	50,000	4
JPMorgan Chase & Co.	Goldman Sachs Group, Inc. 6.600% due 01/15/2012	Sell	0.090%	09/20/2007	75,000	9
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.080%	09/20/2007	100,000	4
JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.090%	09/20/2007	50,000	4

JPMorgan Chase & Co.	Lehman Brothers Holdings, Inc. 6.625% due 01/18/2012	Sell	0.100%	09/20/2007	50,000	7
JPMorgan Chase & Co.	American International Group, Inc. 0.000% convertible until 11/09/2031	Sell	0.050%	12/20/2007	101,940	(9)
JPMorgan Chase & Co.	Morgan Stanley 6.600% due 04/01/2012	Sell	0.070%	12/20/2007	60,000	(24)
JPMorgan Chase & Co.	TRW, Inc. 6.250% due 01/15/2010	Buy	(0.110)%	03/20/2010	5,000	(8)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.150%	06/20/2010	10,000	376
JPMorgan Chase & Co.	Simon Property Group LP 4.600% due 06/15/2010	Buy	(0.180)%	06/20/2010	8,000	(15)
JPMorgan Chase & Co.	Glitnir Banki HF floating rate based on 3-Month USD-LIBOR plus 0.440% due 01/21/2011	Buy	(0.340)%	03/20/2011	10,000	(46)
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.600%	06/20/2011	15,000	745
JPMorgan Chase & Co.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.320%	06/20/2011	10,000	739
JPMorgan Chase & Co.	Gannett Co., Inc. 5.750% due 06/01/2011	Buy	(0.330)%	06/20/2011	10,300	(17)
JPMorgan Chase & Co.	Mattel, Inc. 6.125% due 06/15/2011	Buy	(0.400)%	06/20/2011	10,300	(41)
JPMorgan Chase & Co.	Whirlpool Corp. 6.125% due 06/15/2011	Buy	(0.360)%	06/20/2011	12,500	65
JPMorgan Chase & Co.	Health Care Property Investors, Inc. 5.950% due 09/15/2011	Buy	(0.610)%	09/20/2011	5,000	(38)
JPMorgan Chase & Co.	Xstrata Finance Canada Ltd. 5.500% due 11/16/2011	Buy	(0.290)%	12/20/2011	11,250	(1)
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.730%	01/20/2012	12,600	(3)
JPMorgan Chase & Co.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.280%	03/20/2016	10,000	75
JPMorgan Chase & Co.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	6,950	146
JPMorgan Chase & Co.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.800%	03/20/2016	22,400	176
JPMorgan Chase & Co.	Dow Jones CDX N.A. IG7 Index	Buy	(0.650)%	12/20/2016	434,000	1,277
JPMorgan Chase & Co.	Panama Government International Bond 8.875% due 09/30/2027	Sell	1.250%	01/20/2017	2,800	10
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.150%	09/20/2007	5,000	37
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	7,800	67
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.500%	09/20/2007	10,600	96
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.550%	09/20/2007	15,000	140
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.410%	11/20/2007	50,000	99
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(29)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.950%	12/20/2007	25,900	(27)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.850%	12/20/2007	20,000	114
Lehman Brothers, Inc.	American International Group, Inc. 5.600% due 10/18/2016	Sell	0.050%	03/20/2008	250,000	(39)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.520%	03/20/2008	20,000	(90)
Lehman Brothers, Inc.	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	1.550%	03/20/2008	10,000	62
Lehman Brothers, Inc.	Pulte Homes, Inc. 7.875% due 08/01/2011	Sell	0.170%	03/20/2008	10,000	(6)
Lehman Brothers, Inc.	Ford Motor Credit Co. 6.625% due 06/16/2008	Buy	(1.070)%	06/20/2008	37,000	163
Lehman Brothers, Inc.	Proctor & Gamble Co. 4.950% due 08/15/2014	Sell	0.070%	09/20/2008	370,000	235
Lehman Brothers, Inc.	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.400%	12/20/2008	3,500	1
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.290%	12/20/2008	300	0
Lehman Brothers, Inc.	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.320%	12/20/2008	29,000	9
Lehman Brothers, Inc.	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.700%	12/20/2008	29,000	124
Lehman Brothers, Inc.	Pemex Project Funding Master Trust 9.500% due 09/15/2027	Sell	0.320%	03/20/2009	4,900	(1)
Lehman Brothers, Inc.	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.310%	03/20/2009	12,800	2
Lehman Brothers, Inc.	General Electric Capital Corp. 6.000% due 06/15/2012	Sell	0.190%	03/20/2010	50,000	162
Lehman Brothers, Inc.	People’s Republic of China Government International Bond 4.750% due 10/29/2013	Sell	0.230%	03/20/2010	50,000	224
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.875% due 06/15/2010	Buy	(2.310)%	06/20/2010	40,000	533
Lehman Brothers, Inc.	Newell Rubbermaid, Inc. 4.000% due 05/01/2010	Buy	(0.190)%	06/20/2010	10,000	(25)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.760%	03/20/2011	10,000	549
Lehman Brothers, Inc.	Anadarko Finance Co. 6.750% due 05/01/2011	Buy	(0.260)%	06/20/2011	10,600	(1)
Lehman Brothers, Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.050%	06/20/2011	10,000	648
Lehman Brothers, Inc.	Kellogg Co. 6.600% due 04/01/2011	Buy	(0.110)%	06/20/2011	10,500	5
Lehman Brothers, Inc.	Transocean, Inc. 6.625% due 04/15/2011	Buy	(0.280)%	06/20/2011	5,600	(16)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.430%	10/20/2011	25,000	889
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.120%	11/20/2011	2,500	49
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,027
Lehman Brothers, Inc.	Multiple Reference Entities of Gazprom	Sell	0.850%	11/20/2011	44,300	349
Lehman Brothers, Inc.	EnCana Corp. 6.300% due 11/01/2011	Buy	(0.230)%	12/20/2011	10,300	(28)

Lehman Brothers, Inc.	International Lease Finance Corp. 5.400% due 02/15/2012	Buy	(0.170)%	03/20/2012	20,000	(12)
Lehman Brothers, Inc.	WellPoint, Inc. 6.375% due 01/15/2012	Buy	(0.100)%	03/20/2012	10,800	9
Lehman Brothers, Inc.	Sprint Capital Corp. 8.375% due 03/15/2012	Buy	(0.545)%	06/20/2012	11,000	22
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.720%	05/20/2013	30,000	1,236
Lehman Brothers, Inc.	Miller Brewing Co. 5.500% due 08/15/2013	Buy	(0.400)%	09/20/2013	15,000	(20)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.210%	01/20/2014	25,000	172
Lehman Brothers, Inc.	BellSouth Corp. 5.200% due 09/15/2014	Buy	(0.325)%	09/20/2014	35,000	(134)
Lehman Brothers, Inc.	PC Financial Partnership 5.000% due 11/15/2014	Buy	(0.480)%	12/20/2014	10,000	(80)
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.920%	03/20/2016	25,000	1,084
Lehman Brothers, Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.980%	03/20/2016	6,900	328
Lehman Brothers, Inc.	Mexico Government International Bond 7.500% due 04/08/2033	Sell	0.920%	03/20/2016	41,200	864
Lehman Brothers, Inc.	PMI Group, Inc. 6.000% due 09/15/2016	Buy	(0.420)%	09/20/2016	15,000	336
Lehman Brothers, Inc.	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.340)%	12/20/2016	20,000	143
Merrill Lynch & Co., Inc.	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2007	4,000	43
Merrill Lynch & Co., Inc.	ORIX Corp. 5.480% due 11/22/2011	Buy	(0.280)%	12/20/2011	20,000	(48)
Merrill Lynch & Co., Inc.	International Lease Finance Corp. 5.350% due 03/01/2012	Buy	(0.130)%	03/20/2012	20,000	23
Merrill Lynch & Co., Inc.	Reed Elsevier Capital, Inc. 4.625% due 06/15/2012	Buy	(0.290)%	06/20/2012	5,000	(12)
Merrill Lynch & Co., Inc.	MDC Holdings, Inc. 7.000% due 12/01/2012	Buy	(1.350)%	12/20/2012	10,500	68
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.710%	05/20/2013	15,000	609
Merrill Lynch & Co., Inc.	Exelon Corp. 4.900% due 06/15/2015	Buy	(0.520)%	06/20/2015	10,000	139
Merrill Lynch & Co., Inc.	Dominion Resources, Inc. 5.200% due 01/15/2016	Buy	(0.430)%	03/20/2016	15,000	35
Merrill Lynch & Co., Inc.	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.950%	04/20/2016	300	16
Merrill Lynch & Co., Inc.	Health Care Property Investors, Inc. 6.300% due 09/15/2016	Buy	(0.650)%	09/20/2016	13,500	101
Merrill Lynch & Co., Inc.	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	5,000	19
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.550%	06/20/2007	7,300	80
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	06/20/2007	18,900	216
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.460%	06/20/2007	41,800	84
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.200%	09/20/2007	5,900	45
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.250%	09/20/2007	10,400	81
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	10,000	49
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.260%	12/20/2007	58,000	53
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.480%	12/20/2007	47,800	108
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.750%	03/20/2008	15,000	(82)
Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.305%	12/20/2008	43,000	39
Morgan Stanley	Ukraine Government International Bond 7.650% due 06/11/2013	Sell	0.610%	02/20/2009	23,580	34
Morgan Stanley	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.450%	03/20/2009	14,300	10
Morgan Stanley	Peru Government International Bond 8.750% due 11/21/2033	Sell	0.310%	03/20/2009	3,500	(4)
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	10,000	546
Morgan Stanley	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.500%	06/20/2011	20,000	927
Morgan Stanley	Viacom, Inc. 5.750% due 04/30/2011	Buy	(0.640)%	06/20/2011	5,200	(67)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.140%	11/20/2011	50,000	1,027
Morgan Stanley	Multiple Reference Entities of Gazprom	Sell	0.870%	11/20/2011	50,000	434
Morgan Stanley	Panama Government International Bond 8.875% due 09/30/2027	Sell	0.750%	01/20/2012	44,400	29
Morgan Stanley	AmerisourceBergen Corp. 5.625% due 09/15/2012	Buy	(0.600)%	09/20/2012	10,000	(53)
Morgan Stanley	Masco Corp. 5.875% due 07/15/2012	Buy	(0.580)%	09/20/2012	5,000	37
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.660%	03/20/2013	47,000	1,551
Morgan Stanley	Kroger Co. 5.500% due 02/01/2013	Buy	(0.530)%	03/20/2013	5,000	(8)
Morgan Stanley	Wyeth 5.500% due 03/15/2013	Buy	(0.150)%	03/20/2013	10,000	(20)
Morgan Stanley	Masco Corp. 7.125% due 08/15/2013	Buy	(0.680)%	09/20/2013	10,800	88
Morgan Stanley	Toll Brothers Finance Corp. 5.950% due 09/15/2013	Buy	(1.390)%	09/20/2013	9,800	74
Morgan Stanley	iStar Financial, Inc. 5.950% due 10/15/2013	Buy	(0.600)%	12/20/2013	10,000	30
Morgan Stanley	Plains All American Pipeline LP 5.625% due 12/15/2013	Buy	(0.550)%	12/20/2013	10,000	(77)
Morgan Stanley	Comcast Corp. 5.300% due 01/15/2014	Buy	(0.360)%	03/20/2014	11,500	(31)
Morgan Stanley	PPL Energy Supply LLC 5.700% due 10/15/2015	Buy	(0.600)%	12/20/2015	5,000	10

Morgan Stanley	Russia Government International Bond 5.000% until 03/31/2007 and 7.500% thereafter, due 03/31/2030	Sell	0.780%	03/20/2016	22,400	144
Morgan Stanley	Omnicom Group, Inc. 5.900% due 04/15/2016	Buy	(0.380)%	06/20/2016	9,600	(51)
Morgan Stanley	Brazilian Government International Bond 12.250% due 03/06/2030	Sell	1.520%	01/20/2017	6,000	101
Royal Bank of Canada	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.330%	12/20/2011	50,000	516
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.600%	06/20/2007	50,000	45
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	06/20/2007	20,000	31
Royal Bank of Scotland Group PLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	40,000	198
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.310%	12/20/2007	4,800	4
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	0.390%	12/20/2008	33,000	0
Royal Bank of Scotland Group PLC	Landsbanki Islands HF floating rate based on 3-Month USD-LIBOR plus 0.700% due 08/25/2009	Buy	(0.330)%	09/20/2009	18,000	(76)
Royal Bank of Scotland Group PLC	WellPoint, Inc. 5.000% due 01/15/2011	Buy	(0.165)%	03/20/2011	11,000	(33)
Royal Bank of Scotland Group PLC	General Motors Acceptance Corp. 6.000% due 04/01/2011	Buy	(1.250)%	06/20/2011	15,000	255
Royal Bank of Scotland Group PLC	CVS Corp. 5.750% due 08/15/2011	Buy	(0.240)%	09/20/2011	6,200	(17)
Royal Bank of Scotland Group PLC	DaimlerChrysler N.A. Holding Corp. 5.750% due 09/08/2011	Buy	(0.480)%	09/20/2011	10,000	(64)
Royal Bank of Scotland Group PLC	Landsbanki Islands HF 6.100% due 08/25/2011	Buy	(0.395)%	09/20/2011	10,300	(66)
Royal Bank of Scotland Group PLC	Simon Property Group LP 5.600% due 09/01/2011	Buy	(0.220)%	09/20/2011	5,100	(10)
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.310%	12/20/2011	44,300	420
Royal Bank of Scotland Group PLC	Indonesia Government International Bond 6.750% due 03/10/2014	Sell	1.085%	03/20/2012	24,270	(53)
Royal Bank of Scotland Group PLC	NiSource Finance Corp. 6.150% due 03/01/2013	Buy	(0.540)%	03/20/2013	12,400	(58)
Royal Bank of Scotland Group PLC	AutoZone, Inc. 5.500% due 11/15/2015	Buy	(0.810)%	12/20/2015	10,000	(166)
Royal Bank of Scotland Group PLC	Centex Corp. 5.250% due 06/15/2015	Buy	(0.830)%	06/20/2016	10,000	545
Royal Bank of Scotland Group PLC	Morgan Stanley floating rate based on 3-Month USD-LIBOR plus 0.450% due 10/18/2016	Buy	(0.320)%	12/20/2016	15,000	130
Royal Bank of Scotland Group PLC	Time Warner, Inc. 5.875% due 11/15/2016	Buy	(0.700)%	12/20/2016	12,000	(157)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	3.150%	06/20/2007	10,000	72
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2007	10,000	116
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.900%	06/20/2007	6,000	71
UBS Warburg LLC	General Motors Acceptance Corp. 6.875% due 08/28/2012	Sell	0.850%	06/20/2007	20,000	31
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.400%	09/20/2007	5,000	43
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	2.720%	09/20/2007	25,000	255
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	0.900%	12/20/2007	20,000	(29)
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.750%	12/20/2007	30,000	148
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	1.800%	12/20/2007	20,000	106
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	5.350%	12/20/2010	10,000	729
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.750%	03/20/2011	5,000	273
UBS Warburg LLC	Boston Scientific Corp. 6.000% due 06/15/2011	Buy	(0.500)%	06/20/2011	10,000	36
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.470%	06/20/2011	25,000	1,133
UBS Warburg LLC	Ford Motor Credit Co. 7.000% due 10/01/2013	Sell	4.800%	06/20/2011	25,000	1,411
UBS Warburg LLC	Capital One Financial Corp. 5.700% due 09/15/2011	Buy	(0.350)%	09/20/2011	10,000	31
UBS Warburg LLC	Bank of America Corp. floating rate based on 3-Month USD-LIBOR plus 0.260% due 10/14/2016	Buy	(0.170)%	12/20/2016	35,000	134

						$42,623

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security. As a buyer of protection, the Fund will generally receive from the seller of protection an amount up to the notional amount of the swap if a credit event occurs.

Interest Rate Swaps

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	6-Month Australian Bank Bill	Pay	6.000%	06/20/2009	AUD	285,300	$(1,192)
Goldman Sachs & Co.	BRL-CDI-Compounded	Pay	12.860%	01/04/2010	BRL	7,100	61
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	12.948%	01/04/2010		203,900	2,189
Merrill Lynch & Co., Inc.	BRL-CDI-Compounded	Pay	14.370%	01/04/2010		193,200	4,881
Morgan Stanley	BRL-CDI-Compounded	Pay	12.780%	01/04/2010		427,800	3,830

Merrill Lynch & Co., Inc.	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027	CAD	51,800	(1,305)
Royal Bank of Canada	3-Month Canadian Bank Bill	Pay	4.500%	06/15/2027		128,100	(2,746)
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.103%	10/15/2010	EUR	50,700	1,171
Barclays Bank PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		105,800	80
BNP Paribas Bank	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.090%	10/15/2010		65,400	1,297
Goldman Sachs & Co.	6-Month EUR-LIBOR	Pay	4.000%	03/20/2009		290,700	2
Goldman Sachs & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.960%	03/30/2012		74,100	0
JPMorgan Chase & Co.	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.948%	03/15/2012		266,400	352
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.955%	03/28/2012		74,030	0
Royal Bank of Scotland Group PLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	1.950%	03/30/2012		75,400	0
UBS Warburg LLC	5-Year French CPI Ex Tobacco Daily Reference Index	Pay	2.146%	10/15/2010		58,500	1,373
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008	GBP	752,700	797
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		2,418,300	(5,469)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		1,417,100	(1,841)
Barclays Bank PLC	6-Month GBP-LIBOR	Pay	5.000%	06/16/2011		1,930	(105)
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		92,900	3,628
Barclays Bank PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		258,300	25,170
Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		100,500	(409)
Deutsche Bank AG	6-Month GBP-LIBOR	Pay	6.000%	12/20/2008		417,800	320
Goldman Sachs & Co.	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		863,700	(3,907)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	12/20/2007		1,774,100	(37,460)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		387,000	(926)
HSBC Bank USA	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		325,000	(13,989)
HSBC Bank USA	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		214,800	16,612
Lehman Brothers, Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		130,500	(5,612)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		154,700	(6,676)
Merrill Lynch & Co., Inc.	6-Month GBP-LIBOR	Receive	4.000%	12/15/2035		54,200	2,237
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	6.000%	03/20/2009		385,600	(1,359)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.000%	06/15/2009		396,000	(3,100)
Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/2036		359,300	34,286
UBS Warburg LLC	6-Month GBP-LIBOR	Pay	4.500%	09/20/2009		250,000	(10,807)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009	JPY	38,530,000	(87)
Barclays Bank PLC	6-Month JPY-LIBOR	Pay	2.000%	12/15/2016		24,000,000	(256)
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		284,820,000	1,768
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		61,800,000	306
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		133,880,000	3,834
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		131,879,000	2,046
Deutsche Bank AG	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		36,740,000	(1,401)
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		45,840,000	2,919
Goldman Sachs & Co.	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		51,874,000	(618)
Morgan Stanley	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		21,260,000	228
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		16,770,000	897
Morgan Stanley	6-Month JPY-LIBOR	Pay	2.500%	12/20/2026		15,980,000	1,720
Royal Bank of Scotland Group PLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		36,474,000	(494)
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/19/2008		679,100,000	2,563
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	09/18/2008		37,780,000	273
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.000%	03/18/2009		760,970,000	2,832
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	1.500%	06/20/2012		98,550,000	3,431
UBS Warburg LLC	6-Month JPY-LIBOR	Pay	2.000%	12/20/2016		25,640,000	2,388
Barclays Bank PLC	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016	MXN	190,000	936
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		814,300	2,788
Citibank N.A.	28-Day Mexico Interbank TIIE Banxico	Pay	8.170%	11/04/2016		921,900	1,594
Merrill Lynch & Co., Inc.	28-Day Mexico Interbank TIIE Banxico	Pay	8.720%	09/05/2016		488,500	1,433
Morgan Stanley	28-Day Mexico Interbank TIIE Banxico	Pay	8.900%	09/12/2016		483,200	2,907

Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	$4,528,600	2,008
Bank of America	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	402,600	(6,585)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	2,037,500	(1,992)
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	4,100	193
Barclays Bank PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	75,000	(2,555)
Citibank N.A.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	534,000	(10,940)
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,954,100	5,574
Credit Suisse First Boston	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	299,700	(3,762)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	7,112,800	18,224
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	12,711,900	52,565
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,205,150	(44,665)
Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,061,870	7,794
JPMorgan Chase & Co.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	175,000	(5,956)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	585,500	(3,476)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2012	60,000	(193)
Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	654,230	(13,750)
Morgan Stanley	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	638,500	(532)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	12/19/2008	17,168,400	34,761
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	2,981,900	8,882
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	0.000%	06/20/2037	160,000	(2,289)
Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2037	1,213,200	(36,154)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	06/20/2009	1,438,400	(328)
UBS Warburg LLC	3-Month USD-LIBOR	Pay	5.000%	12/20/2026	38,700	1,811

						$32,025

(k)	Purchased options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Cost	Value
Put - CME 90-Day Eurodollar June Futures	$91.000	06/18/2007	6,511	$62	$0
Put - CME 90-Day Eurodollar June Futures	91.250	06/18/2007	68,157	647	1
Put - CME 90-Day Eurodollar June Futures	92.250	06/16/2008	100	1	0
Put - CME 90-Day Eurodollar September Futures	90.250	09/17/2007	25,000	238	0
Put - CME 90-Day Eurodollar September Futures	90.500	09/17/2007	33,374	317	0
Put - CME 90-Day Eurodollar September Futures	90.750	09/17/2007	40,000	380	0
Put - CME 90-Day Eurodollar September Futures	91.000	09/17/2007	42,501	404	0

				$2,049	$1

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Value
Call - OTC 2-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007	EUR	815,000	$3,751	$106
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		3,827,000	21,655	496
Call - OTC 2-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Pay	4.100%	07/02/2007		1,849,000	10,304	1,057
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Pay	3.960%	07/02/2007		1,748,000	8,450	227
Call - OTC 2-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007	GBP	402,300	1,862	13
Call - OTC 2-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Pay	5.080%	06/15/2007		258,700	1,475	8
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Pay	5.058%	06/15/2007		638,000	2,890	16
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	07/02/2007		$5,915,000	21,885	16,412
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.800%	08/08/2007		2,331,000	9,493	6,239
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	4.900%	08/08/2007		1,143,000	5,029	4,051
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.000%	02/01/2008		733,600	2,843	5,269
Call - OTC 2-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Pay	5.200%	02/01/2008		6,900,000	35,362	66,145

Call - OTC 1-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	955,000	2,746	2,383
Call - OTC 2-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	1,150,000	6,900	6,183
Call - OTC 1-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	4.700%	08/08/2007	2,744,000	6,131	1,614
Call - OTC 2-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	4,600,000	20,930	33,036
Call - OTC 2-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	7,680,300	40,650	41,292
Call - OTC 1-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Pay	4.750%	02/01/2008	1,955,000	5,621	4,877
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	4,539,700	19,975	29,009
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.500%	06/30/2007	4,463,000	21,422	48,950
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	07/02/2007	2,337,600	9,672	3,805
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.850%	07/02/2007	4,800,000	12,480	2,664
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.250%	07/02/2007	11,981,000	63,009	83,891
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.370%	07/02/2007	6,289,700	24,247	55,683
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	08/08/2007	4,422,000	10,005	5,201
Call - OTC 1-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	08/08/2007	5,433,000	6,927	8,718
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.900%	10/25/2007	3,342,000	13,452	16,477
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	5.000%	02/01/2008	7,117,400	35,293	51,115
Call - OTC 2-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Pay	4.750%	03/31/2008	16,815,200	96,903	90,404
Call - OTC 2-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Pay	5.250%	06/07/2007	877,000	3,227	5,604

							$524,589	$590,945

Foreign Currency Options

Description	Exercise Price		Expiration Date	Notional Amount	Cost	Value
Call - OTC U.S. dollar versus Japanese yen	JPY	103.800	03/17/2010	$90,000	$3,920	$4,679
Put - OTC U.S. dollar versus Japanese yen		103.800	03/17/2010	90,000	3,921	3,430
Call - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	73,000	3,321	3,321
Put - OTC U.S. dollar versus Japanese yen		104.650	03/31/2010	73,000	2,840	2,840

					$14,002	$14,270

(l)	Written options outstanding on March 31, 2007:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Value
Call - CBOT U.S. Treasury 10-Year Note June Futures	$108.000	05/25/2007	17,440	$6,954	$13,898
Call - CBOT U.S. Treasury 10-Year Note June Futures	109.000	05/25/2007	7,292	1,699	2,848
Call - CBOT U.S. Treasury 10-Year Note June Futures	110.000	05/25/2007	3,600	889	619
Put - CBOT U.S. Treasury 10-Year Note June Futures	104.000	05/25/2007	5,081	460	79
Put - CBOT U.S. Treasury 10-Year Note June Futures	105.000	05/25/2007	26,544	6,453	830
Put - CBOT U.S. Treasury 10-Year Note June Futures	107.000	05/25/2007	3,600	944	1,069

				$17,399	$19,343

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Value
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007	EUR	310,000	$3,714	$735
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		1,625,000	21,903	3,855
Call - OTC 5-Year Interest Rate Swap	Deutsche Bank AG	6-Month EUR-LIBOR	Receive	4.230%	07/02/2007		785,000	10,124	4,191
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month EUR-LIBOR	Receive	4.100%	07/02/2007		741,000	8,366	1,758
Call - OTC 8-Year Interest Rate Swap	Credit Suisse First Boston	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007	GBP	114,800	1,859	23
Call - OTC 8-Year Interest Rate Swap	JPMorgan Chase & Co.	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		73,500	1,467	15
Call - OTC 8-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	6-Month GBP-LIBOR	Receive	4.850%	06/15/2007		183,000	2,902	36
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.000%	07/02/2007		$2,574,000	21,107	18,269

Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,013,000	8,914	6,326
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	319,000	2,855	4,588
Call - OTC 5-Year Interest Rate Swap	Bank of America	3-Month USD-LIBOR	Receive	5.280%	02/01/2008	3,000,000	34,875	57,383
Call - OTC 5-Year Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	220,400	2,744	2,235
Call - OTC 5-Year Interest Rate Swap	Citibank N.A.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	500,000	6,695	5,486
Call - OTC 7-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	4.850%	08/08/2007	450,000	6,131	2,225
Call - OTC 5-Year Interest Rate Swap	Goldman Sachs & Co.	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	2,000,000	21,580	28,763
Call - OTC 5-Year Interest Rate Swap	Lehman Brothers, Inc.	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	3,302,000	38,898	36,222
Call - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD-LIBOR	Receive	4.900%	02/01/2008	429,600	5,349	4,356
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.340%	06/07/2007	1,974,000	20,076	32,877
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.600%	06/29/2007	1,940,000	21,437	53,129
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.950%	07/02/2007	1,063,900	11,490	6,387
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	07/02/2007	1,015,100	10,608	7,205
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.370%	07/02/2007	5,207,000	62,924	96,048
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.500%	07/02/2007	2,062,300	23,765	54,828
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	1,013,000	6,762	6,326
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	08/08/2007	737,000	8,549	4,351
Call - OTC 7-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.000%	08/08/2007	381,000	4,338	3,122
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.010%	10/25/2007	1,457,000	13,413	15,591
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	5.100%	02/01/2008	3,094,100	37,129	44,498
Call - OTC 5-Year Interest Rate Swap	Royal Bank of Scotland Group PLC	3-Month USD-LIBOR	Receive	4.900%	03/31/2008	7,287,100	93,499	79,938
Call - OTC 5-Year Interest Rate Swap	Wachovia Bank N.A.	3-Month USD-LIBOR	Receive	5.325%	06/07/2007	383,000	3,255	6,164

							$516,728	$586,930

(m)	Restricted securities as of March 31, 2007:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	$452	$439	0.00%
Goldman Sachs Group, Inc.	6.000%	12/31/2007	06/24/1993	1,379	1,361	0.00%
Mazda Manufacturing Corp.	10.500%	07/01/2008	08/30/1993	504	488	0.00%
Mazda Motor Corp.	10.500%	07/01/2008	03/14/2003	56	54	0.00%
Southbridge, Massachusetts Associates LLC Revenue Bonds, (MBIA Insured), Series 2000	7.590%	02/01/2022	10/10/2000	30,621	36,316	0.04%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	825	1,314	0.00%
United Telecom, Inc.	6.890%	07/01/2008	09/22/2003	710	699	0.00%
United Telephone Co. of the Northwest	6.890%	07/01/2008	05/02/2002	2,714	2,757	0.00%
Wilmington Trust Corp.	10.500%	07/01/2008	03/14/2003	176	172	0.00%

				$37,437	$43,600	0.04%

(n)	Short sales outstanding on March 31, 2007:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Value(2)
Fannie Mae	5.500%	04/01/2037	$3,000,000	$2,967,188	$2,969,064
Fannie Mae	5.500%	05/01/2037	4,281,000	4,252,906	4,235,514
Freddie Mac	5.500%	04/01/2037	300,000	297,035	296,907
U.S. Treasury Notes	4.625%	02/15/2017	344,500	348,010	346,285

				$7,865,139	$7,847,770

(2)	Market value includes $2,377 of interest payable on short sales.

(o)	Forward foreign currency contracts outstanding on March 31, 2007:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	228,382	04/2007	$6,257	$0	$6,257
Buy	BRL	1,084,237	05/2007	29,109	0	29,109
Sell		1,088,332	05/2007	0	(2,471)	(2,471)
Buy		604,884	06/2007	19,398	0	19,398
Buy		1,061,646	10/2007	2,381	(726)	1,655
Buy		311,406	03/2008	1	(108)	(107)
Sell	CAD	7,410	04/2007	0	(87)	(87)
Buy	CNY	1,383	04/2007	0	(1)	(1)
Sell		1,383	04/2007	1	0	1
Buy		138,303	09/2007	417	0	417
Buy		1,094,415	10/2007	3,229	0	3,229
Buy		1,578,074	11/2007	2,486	0	2,486
Sell		233,561	11/2007	38	0	38
Buy		744,295	01/2008	5	(88)	(83)
Buy	EUR	98,624	04/2007	58	0	58
Sell		522,908	04/2007	0	(340)	(340)
Buy	GBP	10,052	04/2007	109	0	109
Sell		279,458	04/2007	0	(3,437)	(3,437)
Buy	INR	1,487,285	05/2007	829	0	829
Buy		1,199,042	06/2007	359	0	359
Sell	JPY	55,751,415	05/2007	7	(12,695)	(12,688)
Buy	KRW	147,255,039	04/2007	0	(672)	(672)
Sell		31,452,135	04/2007	87	0	87
Buy		220,270,340	05/2007	0	(945)	(945)
Sell		161,765,596	05/2007	42	(50)	(8)
Buy		33,866,800	06/2007	119	0	119
Buy		41,217,168	09/2007	140	0	140
Sell		40,161,848	09/2007	0	(26)	(26)
Buy	MXN	3,699,431	04/2007	0	(3,740)	(3,740)
Sell		3,698,335	04/2007	1	(1,247)	(1,246)
Buy		3,692,579	09/2007	1,250	0	1,250
Buy		5,757	03/2008	0	(1)	(1)
Buy	NZD	49,325	04/2007	563	0	563
Sell		58,583	04/2007	0	(2,506)	(2,506)
Buy	PLN	227,840	04/2007	320	(527)	(207)
Sell		227,840	04/2007	0	(303)	(303)
Buy		19,418	09/2007	23	0	23
Buy		208,422	03/2008	301	0	301
Buy	RUB	3,960,174	09/2007	1,463	0	1,463
Buy		3,923,577	11/2007	1,951	0	1,951
Buy		6,340,037	12/2007	2,281	0	2,281
Buy	SGD	469,931	04/2007	2,951	0	2,951
Sell		64,633	04/2007	0	(121)	(121)
Buy		198,508	07/2007	1,110	0	1,110
Buy		55,939	09/2007	370	0	370
Buy		15,471	10/2007	5	0	5
Buy	TWD	311,248	04/2007	0	(81)	(81)
Sell		311,248	04/2007	2	0	2
Buy		8,781,230	05/2007	3	(91)	(88)
Sell		1,122,074	05/2007	0	(22)	(22)
Buy		311,248	06/2007	0	(6)	(6)

				$77,666	$(30,291)	$47,375

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

	Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

	Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

	Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

A Joint Special Meeting of Shareholders of the Fundamental IndexPLUSTM Fund and the Fundamental IndexPLUS TRTM Fund was held on September 28, 2006 and reconvened on October 10, 2006 to propose a new sub-advisory agreement between PIMCO and Research Affiliates, LLC with respect to such Funds.

	The final tabulation is as follows:

	Fundamental IndexPLUSTM Fund	# of Shares Voted
	Shares For	8,152,894.35
	Shares Against	—
	Shares Abstaining	1,723.47
	Shares Voted	8,154,617.82

	Fundamental IndexPLUSTM TR Fund
	Shares For	27,901,023.51
	Shares Against	15,602.72
	Shares Abstaining	36,886.78
	Shares Voted	27,953,513.01

Item 11.	Controls and Procedures.

	(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

	(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

	(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

	(a)(2)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date: June 11, 2007

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: June 11, 2007